UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00558
The Hartford Mutual Funds II, Inc.
(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
Registrant's telephone number, including area code:
(610) 386-4068
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
(a)

Semi-Annual Shareholder Report
April 30, 2026
The Hartford Growth Opportunities Fund
Class A/HGOAX
This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$53	1.07%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$6,616,038,494
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	31%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	50.6%
Communication Services	20.6%
Consumer Discretionary	13.3%
Health Care	7.2%
Financials	3.3%
Industrials	3.3%
Energy	0.7%
Consumer Staples	0.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGOAX_0426

Semi-Annual Shareholder Report
April 30, 2026
The Hartford Growth Opportunities Fund
Class C/HGOCX
This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$93	1.88%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$6,616,038,494
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	31%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	50.6%
Communication Services	20.6%
Consumer Discretionary	13.3%
Health Care	7.2%
Financials	3.3%
Industrials	3.3%
Energy	0.7%
Consumer Staples	0.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGOCX_0426

Semi-Annual Shareholder Report
April 30, 2026
The Hartford Growth Opportunities Fund
Class I/HGOIX
This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$42	0.85%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$6,616,038,494
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	31%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	50.6%
Communication Services	20.6%
Consumer Discretionary	13.3%
Health Care	7.2%
Financials	3.3%
Industrials	3.3%
Energy	0.7%
Consumer Staples	0.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGOIX_0426

Semi-Annual Shareholder Report
April 30, 2026
The Hartford Growth Opportunities Fund
Class R3/HGORX
This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$72	1.45%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$6,616,038,494
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	31%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	50.6%
Communication Services	20.6%
Consumer Discretionary	13.3%
Health Care	7.2%
Financials	3.3%
Industrials	3.3%
Energy	0.7%
Consumer Staples	0.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGORX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Growth Opportunities Fund
Class R4/HGOSX
This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$57	1.15%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$6,616,038,494
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	31%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	50.6%
Communication Services	20.6%
Consumer Discretionary	13.3%
Health Care	7.2%
Financials	3.3%
Industrials	3.3%
Energy	0.7%
Consumer Staples	0.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGOSX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Growth Opportunities Fund
Class R5/HGOTX
This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$42	0.85%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$6,616,038,494
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	31%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	50.6%
Communication Services	20.6%
Consumer Discretionary	13.3%
Health Care	7.2%
Financials	3.3%
Industrials	3.3%
Energy	0.7%
Consumer Staples	0.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGOTX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Growth Opportunities Fund
Class R6/HGOVX
This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$37	0.74%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$6,616,038,494
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	31%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	50.6%
Communication Services	20.6%
Consumer Discretionary	13.3%
Health Care	7.2%
Financials	3.3%
Industrials	3.3%
Energy	0.7%
Consumer Staples	0.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGOVX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Growth Opportunities Fund
Class Y/HGOYX
This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$42	0.84%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$6,616,038,494
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	31%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	50.6%
Communication Services	20.6%
Consumer Discretionary	13.3%
Health Care	7.2%
Financials	3.3%
Industrials	3.3%
Energy	0.7%
Consumer Staples	0.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGOYX_0426

Semi-Annual Shareholder Report
April 30, 2026
The Hartford Growth Opportunities Fund
Class F/HGOFX
This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$37	0.74%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$6,616,038,494
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	31%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	50.6%
Communication Services	20.6%
Consumer Discretionary	13.3%
Health Care	7.2%
Financials	3.3%
Industrials	3.3%
Energy	0.7%
Consumer Staples	0.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGOFX_0426

Semi-Annual Shareholder Report
April 30, 2026
The Hartford Small Cap Growth Fund
Class A/HSLAX
This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$73	1.39%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$304,824,943
Total number of portfolio holdings (excluding derivatives, if any)	178
Portfolio turnover rate	38%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.9%
Health Care	22.8%
Information Technology	22.1%
Financials	9.2%
Consumer Discretionary	8.2%
Consumer Staples	3.3%
Energy	2.9%
Materials	2.0%
Communication Services	1.5%
Real Estate	1.3%
Utilities	0.6%
Short-Term Investments	2.5%
Other Assets & Liabilities	(2.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSLAX_0426

Semi-Annual Shareholder Report
April 30, 2026
The Hartford Small Cap Growth Fund
Class C/HSLCX
This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$114	2.17%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$304,824,943
Total number of portfolio holdings (excluding derivatives, if any)	178
Portfolio turnover rate	38%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.9%
Health Care	22.8%
Information Technology	22.1%
Financials	9.2%
Consumer Discretionary	8.2%
Consumer Staples	3.3%
Energy	2.9%
Materials	2.0%
Communication Services	1.5%
Real Estate	1.3%
Utilities	0.6%
Short-Term Investments	2.5%
Other Assets & Liabilities	(2.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSLCX_0426

Semi-Annual Shareholder Report
April 30, 2026
The Hartford Small Cap Growth Fund
Class I/HSLIX
This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$56	1.06%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$304,824,943
Total number of portfolio holdings (excluding derivatives, if any)	178
Portfolio turnover rate	38%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.9%
Health Care	22.8%
Information Technology	22.1%
Financials	9.2%
Consumer Discretionary	8.2%
Consumer Staples	3.3%
Energy	2.9%
Materials	2.0%
Communication Services	1.5%
Real Estate	1.3%
Utilities	0.6%
Short-Term Investments	2.5%
Other Assets & Liabilities	(2.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSLIX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Small Cap Growth Fund
Class R3/HSLRX
This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$85	1.62%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$304,824,943
Total number of portfolio holdings (excluding derivatives, if any)	178
Portfolio turnover rate	38%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.9%
Health Care	22.8%
Information Technology	22.1%
Financials	9.2%
Consumer Discretionary	8.2%
Consumer Staples	3.3%
Energy	2.9%
Materials	2.0%
Communication Services	1.5%
Real Estate	1.3%
Utilities	0.6%
Short-Term Investments	2.5%
Other Assets & Liabilities	(2.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSLRX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Small Cap Growth Fund
Class R4/HSLSX
This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$71	1.34%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$304,824,943
Total number of portfolio holdings (excluding derivatives, if any)	178
Portfolio turnover rate	38%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.9%
Health Care	22.8%
Information Technology	22.1%
Financials	9.2%
Consumer Discretionary	8.2%
Consumer Staples	3.3%
Energy	2.9%
Materials	2.0%
Communication Services	1.5%
Real Estate	1.3%
Utilities	0.6%
Short-Term Investments	2.5%
Other Assets & Liabilities	(2.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSLSX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Small Cap Growth Fund
Class R5/HSLTX
This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$55	1.04%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$304,824,943
Total number of portfolio holdings (excluding derivatives, if any)	178
Portfolio turnover rate	38%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.9%
Health Care	22.8%
Information Technology	22.1%
Financials	9.2%
Consumer Discretionary	8.2%
Consumer Staples	3.3%
Energy	2.9%
Materials	2.0%
Communication Services	1.5%
Real Estate	1.3%
Utilities	0.6%
Short-Term Investments	2.5%
Other Assets & Liabilities	(2.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSLTX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Small Cap Growth Fund
Class R6/HSLVX
This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$49	0.92%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$304,824,943
Total number of portfolio holdings (excluding derivatives, if any)	178
Portfolio turnover rate	38%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.9%
Health Care	22.8%
Information Technology	22.1%
Financials	9.2%
Consumer Discretionary	8.2%
Consumer Staples	3.3%
Energy	2.9%
Materials	2.0%
Communication Services	1.5%
Real Estate	1.3%
Utilities	0.6%
Short-Term Investments	2.5%
Other Assets & Liabilities	(2.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSLVX_0426

Semi-Annual Shareholder Report
April 30, 2026
The Hartford Small Cap Growth Fund
Class Y/HSLYX
This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$52	0.99%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$304,824,943
Total number of portfolio holdings (excluding derivatives, if any)	178
Portfolio turnover rate	38%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.9%
Health Care	22.8%
Information Technology	22.1%
Financials	9.2%
Consumer Discretionary	8.2%
Consumer Staples	3.3%
Energy	2.9%
Materials	2.0%
Communication Services	1.5%
Real Estate	1.3%
Utilities	0.6%
Short-Term Investments	2.5%
Other Assets & Liabilities	(2.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSLYX_0426

Semi-Annual Shareholder Report
April 30, 2026
The Hartford Small Cap Growth Fund
Class F/HSLFX
This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$49	0.92%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$304,824,943
Total number of portfolio holdings (excluding derivatives, if any)	178
Portfolio turnover rate	38%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.9%
Health Care	22.8%
Information Technology	22.1%
Financials	9.2%
Consumer Discretionary	8.2%
Consumer Staples	3.3%
Energy	2.9%
Materials	2.0%
Communication Services	1.5%
Real Estate	1.3%
Utilities	0.6%
Short-Term Investments	2.5%
Other Assets & Liabilities	(2.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSLFX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Core Fixed Income Fund
Class I/HSAEX
This semi-annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$25	0.51%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$74,846,595
Total number of portfolio holdings	184
Portfolio turnover rate	57%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	32.9%
U.S. Government Agencies^	28.3%
U.S. Government Securities	23.2%
Municipal Bonds	8.2%
Foreign Government Obligations	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	0.5%
Short-Term Investments	3.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSAEX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Core Fixed Income Fund
Class R3/HSACX
This semi-annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$41	0.83%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$74,846,595
Total number of portfolio holdings	184
Portfolio turnover rate	57%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	32.9%
U.S. Government Agencies^	28.3%
U.S. Government Securities	23.2%
Municipal Bonds	8.2%
Foreign Government Obligations	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	0.5%
Short-Term Investments	3.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSACX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Core Fixed Income Fund
Class R4/HSSBX
This semi-annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$36	0.73%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$74,846,595
Total number of portfolio holdings	184
Portfolio turnover rate	57%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	32.9%
U.S. Government Agencies^	28.3%
U.S. Government Securities	23.2%
Municipal Bonds	8.2%
Foreign Government Obligations	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	0.5%
Short-Term Investments	3.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSSBX_0426

Semi-Annual Shareholder Report
April 30, 2026
Hartford Schroders Core Fixed Income Fund
Class R5/HSADX
This semi-annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$23	0.46%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$74,846,595
Total number of portfolio holdings	184
Portfolio turnover rate	57%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	32.9%
U.S. Government Agencies^	28.3%
U.S. Government Securities	23.2%
Municipal Bonds	8.2%
Foreign Government Obligations	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	0.5%
Short-Term Investments	3.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSADX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Core Fixed Income Fund
Class Y/SCBIX
This semi-annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$20	0.40%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$74,846,595
Total number of portfolio holdings	184
Portfolio turnover rate	57%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	32.9%
U.S. Government Agencies^	28.3%
U.S. Government Securities	23.2%
Municipal Bonds	8.2%
Foreign Government Obligations	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	0.5%
Short-Term Investments	3.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSCBIX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Core Fixed Income Fund
Class F/HSSFX
This semi-annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$18	0.36%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$74,846,595
Total number of portfolio holdings	184
Portfolio turnover rate	57%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	32.9%
U.S. Government Agencies^	28.3%
U.S. Government Securities	23.2%
Municipal Bonds	8.2%
Foreign Government Obligations	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	0.5%
Short-Term Investments	3.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSSFX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Core Fixed Income Fund
Class SDR/SCBRX
This semi-annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$18	0.36%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$74,846,595
Total number of portfolio holdings	184
Portfolio turnover rate	57%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	32.9%
U.S. Government Agencies^	28.3%
U.S. Government Securities	23.2%
Municipal Bonds	8.2%
Foreign Government Obligations	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	0.5%
Short-Term Investments	3.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSCBRX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Diversified Opportunities Fund (Consolidated)
(formerly, Hartford Schroders Diversified Growth Fund)
Class I/HFIGX
This semi-annual shareholder report contains important information about the Hartford Schroders Diversified Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$41*	0.80%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$163,982,281
Total number of portfolio holdings	990
Portfolio turnover rate	24%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	53.5%
Exchange-Traded Funds	20.4%
U.S. Government Agencies^	9.3%
Foreign Government Obligations	3.6%
U.S. Government Securities	0.7%
Preferred Stocks	0.0%†
Short-Term Investments	12.6%
Other Assets & Liabilities	(0.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund modified its target asset allocations related to equity and fixed income investments. As a result, effective February 27, 2026, under normal circumstances, the Fund’s sub-advisers target an allocation between 30% to 80% of the Fund’s net assets in equity and equity related investments, 10% to 70% of the Fund’s net assets in fixed income and fixed income related investments, and 0% to 35% of its net assets in alternative related investments.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFIGX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Diversified Opportunities Fund (Consolidated)
(formerly, Hartford Schroders Diversified Growth Fund)
Class SDR/HFSGX
This semi-annual shareholder report contains important information about the Hartford Schroders Diversified Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$33*	0.65%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$163,982,281
Total number of portfolio holdings	990
Portfolio turnover rate	24%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	53.5%
Exchange-Traded Funds	20.4%
U.S. Government Agencies^	9.3%
Foreign Government Obligations	3.6%
U.S. Government Securities	0.7%
Preferred Stocks	0.0%†
Short-Term Investments	12.6%
Other Assets & Liabilities	(0.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund modified its target asset allocations related to equity and fixed income investments. As a result, effective February 27, 2026, under normal circumstances, the Fund’s sub-advisers target an allocation between 30% to 80% of the Fund’s net assets in equity and equity related investments, 10% to 70% of the Fund’s net assets in fixed income and fixed income related investments, and 0% to 35% of its net assets in alternative related investments.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFSGX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Emerging Markets Equity Fund
Class A/SEMVX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$77	1.40%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$7,589,070,709
Total number of portfolio holdings (excluding derivatives, if any)	104
Portfolio turnover rate	23%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Taiwan	27.7%
China	21.6%
South Korea	19.9%
India	7.9%
Brazil	6.1%
South Africa	4.2%
Hong Kong	2.3%
Mexico	1.9%
United Arab Emirates	1.6%
Poland	1.3%
Other**	4.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSEMVX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Emerging Markets Equity Fund
Class C/HHHCX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$112	2.06%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$7,589,070,709
Total number of portfolio holdings (excluding derivatives, if any)	104
Portfolio turnover rate	23%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Taiwan	27.7%
China	21.6%
South Korea	19.9%
India	7.9%
Brazil	6.1%
South Africa	4.2%
Hong Kong	2.3%
Mexico	1.9%
United Arab Emirates	1.6%
Poland	1.3%
Other**	4.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHHHCX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Emerging Markets Equity Fund
Class I/SEMNX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$57	1.04%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$7,589,070,709
Total number of portfolio holdings (excluding derivatives, if any)	104
Portfolio turnover rate	23%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Taiwan	27.7%
China	21.6%
South Korea	19.9%
India	7.9%
Brazil	6.1%
South Africa	4.2%
Hong Kong	2.3%
Mexico	1.9%
United Arab Emirates	1.6%
Poland	1.3%
Other**	4.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSEMNX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Emerging Markets Equity Fund
Class R3/HHHRX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$87	1.59%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$7,589,070,709
Total number of portfolio holdings (excluding derivatives, if any)	104
Portfolio turnover rate	23%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Taiwan	27.7%
China	21.6%
South Korea	19.9%
India	7.9%
Brazil	6.1%
South Africa	4.2%
Hong Kong	2.3%
Mexico	1.9%
United Arab Emirates	1.6%
Poland	1.3%
Other**	4.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHHHRX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Emerging Markets Equity Fund
Class R4/HHHSX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$73	1.34%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$7,589,070,709
Total number of portfolio holdings (excluding derivatives, if any)	104
Portfolio turnover rate	23%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Taiwan	27.7%
China	21.6%
South Korea	19.9%
India	7.9%
Brazil	6.1%
South Africa	4.2%
Hong Kong	2.3%
Mexico	1.9%
United Arab Emirates	1.6%
Poland	1.3%
Other**	4.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHHHSX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Emerging Markets Equity Fund
Class R5/HHHTX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$59	1.07%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$7,589,070,709
Total number of portfolio holdings (excluding derivatives, if any)	104
Portfolio turnover rate	23%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Taiwan	27.7%
China	21.6%
South Korea	19.9%
India	7.9%
Brazil	6.1%
South Africa	4.2%
Hong Kong	2.3%
Mexico	1.9%
United Arab Emirates	1.6%
Poland	1.3%
Other**	4.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHHHTX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Emerging Markets Equity Fund
Class Y/HHHYX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$58	1.06%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$7,589,070,709
Total number of portfolio holdings (excluding derivatives, if any)	104
Portfolio turnover rate	23%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Taiwan	27.7%
China	21.6%
South Korea	19.9%
India	7.9%
Brazil	6.1%
South Africa	4.2%
Hong Kong	2.3%
Mexico	1.9%
United Arab Emirates	1.6%
Poland	1.3%
Other**	4.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHHHYX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Emerging Markets Equity Fund
Class F/HHHFX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$52	0.95%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$7,589,070,709
Total number of portfolio holdings (excluding derivatives, if any)	104
Portfolio turnover rate	23%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Taiwan	27.7%
China	21.6%
South Korea	19.9%
India	7.9%
Brazil	6.1%
South Africa	4.2%
Hong Kong	2.3%
Mexico	1.9%
United Arab Emirates	1.6%
Poland	1.3%
Other**	4.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHHHFX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Emerging Markets Equity Fund
Class SDR/SEMTX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$52	0.95%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$7,589,070,709
Total number of portfolio holdings (excluding derivatives, if any)	104
Portfolio turnover rate	23%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Taiwan	27.7%
China	21.6%
South Korea	19.9%
India	7.9%
Brazil	6.1%
South Africa	4.2%
Hong Kong	2.3%
Mexico	1.9%
United Arab Emirates	1.6%
Poland	1.3%
Other**	4.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSEMTX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class A/SMSVX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$45	0.90%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$32,183,986
Total number of portfolio holdings	304
Portfolio turnover rate	102%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.8%
Brazil	11.7%
South Africa	5.1%
Colombia	4.9%
Hungary	3.7%
Saudi Arabia	3.6%
Ecuador	3.4%
Angola	3.2%
Malaysia	3.1%
Hong Kong	3.0%
Other**	33.7%
Short-Term Investments	3.5%
Other Assets & Liabilities	7.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSMSVX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class C/HFZCX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$85	1.70%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$32,183,986
Total number of portfolio holdings	304
Portfolio turnover rate	102%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.8%
Brazil	11.7%
South Africa	5.1%
Colombia	4.9%
Hungary	3.7%
Saudi Arabia	3.6%
Ecuador	3.4%
Angola	3.2%
Malaysia	3.1%
Hong Kong	3.0%
Other**	33.7%
Short-Term Investments	3.5%
Other Assets & Liabilities	7.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFZCX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class I/SMSNX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$30	0.60%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$32,183,986
Total number of portfolio holdings	304
Portfolio turnover rate	102%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.8%
Brazil	11.7%
South Africa	5.1%
Colombia	4.9%
Hungary	3.7%
Saudi Arabia	3.6%
Ecuador	3.4%
Angola	3.2%
Malaysia	3.1%
Hong Kong	3.0%
Other**	33.7%
Short-Term Investments	3.5%
Other Assets & Liabilities	7.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSMSNX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class R3/HFZRX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$59	1.17%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$32,183,986
Total number of portfolio holdings	304
Portfolio turnover rate	102%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.8%
Brazil	11.7%
South Africa	5.1%
Colombia	4.9%
Hungary	3.7%
Saudi Arabia	3.6%
Ecuador	3.4%
Angola	3.2%
Malaysia	3.1%
Hong Kong	3.0%
Other**	33.7%
Short-Term Investments	3.5%
Other Assets & Liabilities	7.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFZRX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class R4/HFZSX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$44	0.87%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$32,183,986
Total number of portfolio holdings	304
Portfolio turnover rate	102%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.8%
Brazil	11.7%
South Africa	5.1%
Colombia	4.9%
Hungary	3.7%
Saudi Arabia	3.6%
Ecuador	3.4%
Angola	3.2%
Malaysia	3.1%
Hong Kong	3.0%
Other**	33.7%
Short-Term Investments	3.5%
Other Assets & Liabilities	7.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFZSX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class R5/HFZTX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$29	0.57%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$32,183,986
Total number of portfolio holdings	304
Portfolio turnover rate	102%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.8%
Brazil	11.7%
South Africa	5.1%
Colombia	4.9%
Hungary	3.7%
Saudi Arabia	3.6%
Ecuador	3.4%
Angola	3.2%
Malaysia	3.1%
Hong Kong	3.0%
Other**	33.7%
Short-Term Investments	3.5%
Other Assets & Liabilities	7.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFZTX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Y/HFZYX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$28	0.55%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$32,183,986
Total number of portfolio holdings	304
Portfolio turnover rate	102%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.8%
Brazil	11.7%
South Africa	5.1%
Colombia	4.9%
Hungary	3.7%
Saudi Arabia	3.6%
Ecuador	3.4%
Angola	3.2%
Malaysia	3.1%
Hong Kong	3.0%
Other**	33.7%
Short-Term Investments	3.5%
Other Assets & Liabilities	7.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFZYX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class F/HFZFX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$23	0.45%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$32,183,986
Total number of portfolio holdings	304
Portfolio turnover rate	102%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.8%
Brazil	11.7%
South Africa	5.1%
Colombia	4.9%
Hungary	3.7%
Saudi Arabia	3.6%
Ecuador	3.4%
Angola	3.2%
Malaysia	3.1%
Hong Kong	3.0%
Other**	33.7%
Short-Term Investments	3.5%
Other Assets & Liabilities	7.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFZFX_0426

Semi-Annual Shareholder Report
April 30, 2026
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class SDR/SMSRX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$23	0.45%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$32,183,986
Total number of portfolio holdings	304
Portfolio turnover rate	102%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.8%
Brazil	11.7%
South Africa	5.1%
Colombia	4.9%
Hungary	3.7%
Saudi Arabia	3.6%
Ecuador	3.4%
Angola	3.2%
Malaysia	3.1%
Hong Kong	3.0%
Other**	33.7%
Short-Term Investments	3.5%
Other Assets & Liabilities	7.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSMSRX_0426

Semi-Annual Shareholder Report
April 30, 2026
Hartford Schroders International Contrarian Value Fund
Class A/HFAJX
This semi-annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$56	1.07%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$226,412,251
Total number of portfolio holdings	54
Portfolio turnover rate	16%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	22.6%
Japan	13.5%
Germany	12.1%
France	11.9%
Netherlands	6.1%
United States	5.0%
South Korea	4.2%
Switzerland	3.6%
Italy	2.0%
Spain	2.0%
Other**	15.0%
Short-Term Investments	2.7%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFAJX_0426

Semi-Annual Shareholder Report
April 30, 2026
Hartford Schroders International Contrarian Value Fund
Class C/HFAEX
This semi-annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$86	1.64%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$226,412,251
Total number of portfolio holdings	54
Portfolio turnover rate	16%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	22.6%
Japan	13.5%
Germany	12.1%
France	11.9%
Netherlands	6.1%
United States	5.0%
South Korea	4.2%
Switzerland	3.6%
Italy	2.0%
Spain	2.0%
Other**	15.0%
Short-Term Investments	2.7%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFAEX_0426

Semi-Annual Shareholder Report
April 30, 2026
Hartford Schroders International Contrarian Value Fund
Class I/HFSIX
This semi-annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$45	0.85%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$226,412,251
Total number of portfolio holdings	54
Portfolio turnover rate	16%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	22.6%
Japan	13.5%
Germany	12.1%
France	11.9%
Netherlands	6.1%
United States	5.0%
South Korea	4.2%
Switzerland	3.6%
Italy	2.0%
Spain	2.0%
Other**	15.0%
Short-Term Investments	2.7%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFSIX_0426

Semi-Annual Shareholder Report
April 30, 2026
Hartford Schroders International Contrarian Value Fund
Class R5/HFAFX
This semi-annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$42	0.80%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$226,412,251
Total number of portfolio holdings	54
Portfolio turnover rate	16%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	22.6%
Japan	13.5%
Germany	12.1%
France	11.9%
Netherlands	6.1%
United States	5.0%
South Korea	4.2%
Switzerland	3.6%
Italy	2.0%
Spain	2.0%
Other**	15.0%
Short-Term Investments	2.7%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFAFX_0426

Semi-Annual Shareholder Report
April 30, 2026
Hartford Schroders International Contrarian Value Fund
Class Y/HFAHX
This semi-annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$42	0.80%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$226,412,251
Total number of portfolio holdings	54
Portfolio turnover rate	16%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	22.6%
Japan	13.5%
Germany	12.1%
France	11.9%
Netherlands	6.1%
United States	5.0%
South Korea	4.2%
Switzerland	3.6%
Italy	2.0%
Spain	2.0%
Other**	15.0%
Short-Term Investments	2.7%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFAHX_0426

Semi-Annual Shareholder Report
April 30, 2026
Hartford Schroders International Contrarian Value Fund
Class F/HFSFX
This semi-annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$37	0.70%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$226,412,251
Total number of portfolio holdings	54
Portfolio turnover rate	16%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	22.6%
Japan	13.5%
Germany	12.1%
France	11.9%
Netherlands	6.1%
United States	5.0%
South Korea	4.2%
Switzerland	3.6%
Italy	2.0%
Spain	2.0%
Other**	15.0%
Short-Term Investments	2.7%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFSFX_0426

Semi-Annual Shareholder Report
April 30, 2026
Hartford Schroders International Contrarian Value Fund
Class SDR/HFSSX
This semi-annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$37	0.70%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$226,412,251
Total number of portfolio holdings	54
Portfolio turnover rate	16%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	22.6%
Japan	13.5%
Germany	12.1%
France	11.9%
Netherlands	6.1%
United States	5.0%
South Korea	4.2%
Switzerland	3.6%
Italy	2.0%
Spain	2.0%
Other**	15.0%
Short-Term Investments	2.7%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFSSX_0426

Semi-Annual Shareholder Report
April 30, 2026
Hartford Schroders International Multi-Cap Value Fund
Class A/SIDVX
This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$59	1.09%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$3,399,470,663
Total number of portfolio holdings	486
Portfolio turnover rate	70%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	31.6%
Information Technology	11.6%
Industrials	10.4%
Energy	8.2%
Materials	6.6%
Consumer Discretionary	6.5%
Utilities	5.7%
Communication Services	4.3%
Health Care	4.3%
Consumer Staples	3.8%
Real Estate	1.4%
Short-Term Investments	2.5%
Other Assets & Liabilities	3.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSIDVX_0426

Semi-Annual Shareholder Report
April 30, 2026
Hartford Schroders International Multi-Cap Value Fund
Class C/HFYCX
This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$101	1.87%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$3,399,470,663
Total number of portfolio holdings	486
Portfolio turnover rate	70%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	31.6%
Information Technology	11.6%
Industrials	10.4%
Energy	8.2%
Materials	6.6%
Consumer Discretionary	6.5%
Utilities	5.7%
Communication Services	4.3%
Health Care	4.3%
Consumer Staples	3.8%
Real Estate	1.4%
Short-Term Investments	2.5%
Other Assets & Liabilities	3.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFYCX_0426

Semi-Annual Shareholder Report
April 30, 2026
Hartford Schroders International Multi-Cap Value Fund
Class I/SIDNX
This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$46	0.85%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$3,399,470,663
Total number of portfolio holdings	486
Portfolio turnover rate	70%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	31.6%
Information Technology	11.6%
Industrials	10.4%
Energy	8.2%
Materials	6.6%
Consumer Discretionary	6.5%
Utilities	5.7%
Communication Services	4.3%
Health Care	4.3%
Consumer Staples	3.8%
Real Estate	1.4%
Short-Term Investments	2.5%
Other Assets & Liabilities	3.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSIDNX_0426

Semi-Annual Shareholder Report
April 30, 2026
Hartford Schroders International Multi-Cap Value Fund
Class R3/HFYRX
This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$75	1.38%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$3,399,470,663
Total number of portfolio holdings	486
Portfolio turnover rate	70%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	31.6%
Information Technology	11.6%
Industrials	10.4%
Energy	8.2%
Materials	6.6%
Consumer Discretionary	6.5%
Utilities	5.7%
Communication Services	4.3%
Health Care	4.3%
Consumer Staples	3.8%
Real Estate	1.4%
Short-Term Investments	2.5%
Other Assets & Liabilities	3.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFYRX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders International Multi-Cap Value Fund
Class R4/HFYSX
This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$62	1.14%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$3,399,470,663
Total number of portfolio holdings	486
Portfolio turnover rate	70%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	31.6%
Information Technology	11.6%
Industrials	10.4%
Energy	8.2%
Materials	6.6%
Consumer Discretionary	6.5%
Utilities	5.7%
Communication Services	4.3%
Health Care	4.3%
Consumer Staples	3.8%
Real Estate	1.4%
Short-Term Investments	2.5%
Other Assets & Liabilities	3.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFYSX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders International Multi-Cap Value Fund
Class R5/HFYTX
This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$45	0.83%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$3,399,470,663
Total number of portfolio holdings	486
Portfolio turnover rate	70%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	31.6%
Information Technology	11.6%
Industrials	10.4%
Energy	8.2%
Materials	6.6%
Consumer Discretionary	6.5%
Utilities	5.7%
Communication Services	4.3%
Health Care	4.3%
Consumer Staples	3.8%
Real Estate	1.4%
Short-Term Investments	2.5%
Other Assets & Liabilities	3.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFYTX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders International Multi-Cap Value Fund
Class Y/HFYYX
This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$46	0.85%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$3,399,470,663
Total number of portfolio holdings	486
Portfolio turnover rate	70%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	31.6%
Information Technology	11.6%
Industrials	10.4%
Energy	8.2%
Materials	6.6%
Consumer Discretionary	6.5%
Utilities	5.7%
Communication Services	4.3%
Health Care	4.3%
Consumer Staples	3.8%
Real Estate	1.4%
Short-Term Investments	2.5%
Other Assets & Liabilities	3.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFYYX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders International Multi-Cap Value Fund
Class F/HFYFX
This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$40	0.74%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$3,399,470,663
Total number of portfolio holdings	486
Portfolio turnover rate	70%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	31.6%
Information Technology	11.6%
Industrials	10.4%
Energy	8.2%
Materials	6.6%
Consumer Discretionary	6.5%
Utilities	5.7%
Communication Services	4.3%
Health Care	4.3%
Consumer Staples	3.8%
Real Estate	1.4%
Short-Term Investments	2.5%
Other Assets & Liabilities	3.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFYFX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders International Multi-Cap Value Fund
Class SDR/SIDRX
This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$40	0.74%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$3,399,470,663
Total number of portfolio holdings	486
Portfolio turnover rate	70%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	31.6%
Information Technology	11.6%
Industrials	10.4%
Energy	8.2%
Materials	6.6%
Consumer Discretionary	6.5%
Utilities	5.7%
Communication Services	4.3%
Health Care	4.3%
Consumer Staples	3.8%
Real Estate	1.4%
Short-Term Investments	2.5%
Other Assets & Liabilities	3.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSIDRX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders International Stock Fund
Class A/SCVEX
This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$52	1.03%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$9,349,185,092
Total number of portfolio holdings (excluding derivatives, if any)	49
Portfolio turnover rate	23%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	14.8%
Japan	14.7%
United States	12.7%
Taiwan	8.3%
China	7.0%
Switzerland	5.8%
France	5.6%
Germany	5.4%
Netherlands	3.8%
Canada	3.3%
Other**	16.8%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund tends to focus on mid to large capitalization companies. As of the same date, “Mid-Cap Securities Risk” replaced “Mid Cap and Small Cap Securities Risk” as a principal risk of the Fund and “Focused Portfolio Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSCVEX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders International Stock Fund
Class C/HSWCX
This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$90	1.80%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$9,349,185,092
Total number of portfolio holdings (excluding derivatives, if any)	49
Portfolio turnover rate	23%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	14.8%
Japan	14.7%
United States	12.7%
Taiwan	8.3%
China	7.0%
Switzerland	5.8%
France	5.6%
Germany	5.4%
Netherlands	3.8%
Canada	3.3%
Other**	16.8%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund tends to focus on mid to large capitalization companies. As of the same date, “Mid-Cap Securities Risk” replaced “Mid Cap and Small Cap Securities Risk” as a principal risk of the Fund and “Focused Portfolio Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSWCX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders International Stock Fund
Class I/SCIEX
This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$40	0.80%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$9,349,185,092
Total number of portfolio holdings (excluding derivatives, if any)	49
Portfolio turnover rate	23%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	14.8%
Japan	14.7%
United States	12.7%
Taiwan	8.3%
China	7.0%
Switzerland	5.8%
France	5.6%
Germany	5.4%
Netherlands	3.8%
Canada	3.3%
Other**	16.8%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund tends to focus on mid to large capitalization companies. As of the same date, “Mid-Cap Securities Risk” replaced “Mid Cap and Small Cap Securities Risk” as a principal risk of the Fund and “Focused Portfolio Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSCIEX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders International Stock Fund
Class R3/HSWRX
This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$67	1.34%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$9,349,185,092
Total number of portfolio holdings (excluding derivatives, if any)	49
Portfolio turnover rate	23%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	14.8%
Japan	14.7%
United States	12.7%
Taiwan	8.3%
China	7.0%
Switzerland	5.8%
France	5.6%
Germany	5.4%
Netherlands	3.8%
Canada	3.3%
Other**	16.8%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund tends to focus on mid to large capitalization companies. As of the same date, “Mid-Cap Securities Risk” replaced “Mid Cap and Small Cap Securities Risk” as a principal risk of the Fund and “Focused Portfolio Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSWRX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders International Stock Fund
Class R4/HSWSX
This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$55	1.10%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$9,349,185,092
Total number of portfolio holdings (excluding derivatives, if any)	49
Portfolio turnover rate	23%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	14.8%
Japan	14.7%
United States	12.7%
Taiwan	8.3%
China	7.0%
Switzerland	5.8%
France	5.6%
Germany	5.4%
Netherlands	3.8%
Canada	3.3%
Other**	16.8%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund tends to focus on mid to large capitalization companies. As of the same date, “Mid-Cap Securities Risk” replaced “Mid Cap and Small Cap Securities Risk” as a principal risk of the Fund and “Focused Portfolio Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSWSX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders International Stock Fund
Class R5/HSWTX
This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$40	0.80%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$9,349,185,092
Total number of portfolio holdings (excluding derivatives, if any)	49
Portfolio turnover rate	23%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	14.8%
Japan	14.7%
United States	12.7%
Taiwan	8.3%
China	7.0%
Switzerland	5.8%
France	5.6%
Germany	5.4%
Netherlands	3.8%
Canada	3.3%
Other**	16.8%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund tends to focus on mid to large capitalization companies. As of the same date, “Mid-Cap Securities Risk” replaced “Mid Cap and Small Cap Securities Risk” as a principal risk of the Fund and “Focused Portfolio Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSWTX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders International Stock Fund
Class Y/HSWYX
This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$40	0.79%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$9,349,185,092
Total number of portfolio holdings (excluding derivatives, if any)	49
Portfolio turnover rate	23%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	14.8%
Japan	14.7%
United States	12.7%
Taiwan	8.3%
China	7.0%
Switzerland	5.8%
France	5.6%
Germany	5.4%
Netherlands	3.8%
Canada	3.3%
Other**	16.8%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund tends to focus on mid to large capitalization companies. As of the same date, “Mid-Cap Securities Risk” replaced “Mid Cap and Small Cap Securities Risk” as a principal risk of the Fund and “Focused Portfolio Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSWYX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders International Stock Fund
Class F/HSWFX
This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$35	0.69%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$9,349,185,092
Total number of portfolio holdings (excluding derivatives, if any)	49
Portfolio turnover rate	23%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	14.8%
Japan	14.7%
United States	12.7%
Taiwan	8.3%
China	7.0%
Switzerland	5.8%
France	5.6%
Germany	5.4%
Netherlands	3.8%
Canada	3.3%
Other**	16.8%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund tends to focus on mid to large capitalization companies. As of the same date, “Mid-Cap Securities Risk” replaced “Mid Cap and Small Cap Securities Risk” as a principal risk of the Fund and “Focused Portfolio Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSWFX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders International Stock Fund
Class SDR/SCIJX
This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$35	0.69%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$9,349,185,092
Total number of portfolio holdings (excluding derivatives, if any)	49
Portfolio turnover rate	23%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	14.8%
Japan	14.7%
United States	12.7%
Taiwan	8.3%
China	7.0%
Switzerland	5.8%
France	5.6%
Germany	5.4%
Netherlands	3.8%
Canada	3.3%
Other**	16.8%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund tends to focus on mid to large capitalization companies. As of the same date, “Mid-Cap Securities Risk” replaced “Mid Cap and Small Cap Securities Risk” as a principal risk of the Fund and “Focused Portfolio Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSCIJX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Tax-Aware Bond Fund
Class A/STWVX
This semi-annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$35	0.71%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$692,175,593
Total number of portfolio holdings	170
Portfolio turnover rate	25%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	81.7%
U.S. Government Securities	9.9%
U.S. Government Agencies^	5.4%
Corporate Bonds	0.4%
Short-Term Investments	2.0%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSTWVX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Tax-Aware Bond Fund
Class C/HFKCX
This semi-annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$79	1.59%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$692,175,593
Total number of portfolio holdings	170
Portfolio turnover rate	25%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	81.7%
U.S. Government Securities	9.9%
U.S. Government Agencies^	5.4%
Corporate Bonds	0.4%
Short-Term Investments	2.0%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFKCX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Tax-Aware Bond Fund
Class I/STWTX
This semi-annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$24	0.49%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$692,175,593
Total number of portfolio holdings	170
Portfolio turnover rate	25%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	81.7%
U.S. Government Securities	9.9%
U.S. Government Agencies^	5.4%
Corporate Bonds	0.4%
Short-Term Investments	2.0%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSTWTX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Tax-Aware Bond Fund
Class Y/HFKYX
This semi-annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$28	0.56%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$692,175,593
Total number of portfolio holdings	170
Portfolio turnover rate	25%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	81.7%
U.S. Government Securities	9.9%
U.S. Government Agencies^	5.4%
Corporate Bonds	0.4%
Short-Term Investments	2.0%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFKYX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Tax-Aware Bond Fund
Class F/HFKFX
This semi-annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$23	0.46%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$692,175,593
Total number of portfolio holdings	170
Portfolio turnover rate	25%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	81.7%
U.S. Government Securities	9.9%
U.S. Government Agencies^	5.4%
Corporate Bonds	0.4%
Short-Term Investments	2.0%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFKFX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders Tax-Aware Bond Fund
Class SDR/HFKVX
This semi-annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$23	0.46%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$692,175,593
Total number of portfolio holdings	170
Portfolio turnover rate	25%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	81.7%
U.S. Government Securities	9.9%
U.S. Government Agencies^	5.4%
Corporate Bonds	0.4%
Short-Term Investments	2.0%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFKVX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders US MidCap Opportunities Fund
Class A/SMDVX
This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$61	1.15%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$1,018,441,610
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	31%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	24.1%
Information Technology	22.5%
Consumer Discretionary	11.3%
Financials	10.8%
Energy	6.2%
Health Care	5.9%
Utilities	4.8%
Real Estate	4.6%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSMDVX_0426

Semi-Annual Shareholder Report
April 30, 2026
Hartford Schroders US MidCap Opportunities Fund
Class C/HFDCX
This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$103	1.94%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$1,018,441,610
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	31%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	24.1%
Information Technology	22.5%
Consumer Discretionary	11.3%
Financials	10.8%
Energy	6.2%
Health Care	5.9%
Utilities	4.8%
Real Estate	4.6%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFDCX_0426

Semi-Annual Shareholder Report
April 30, 2026
Hartford Schroders US MidCap Opportunities Fund
Class I/SMDIX
This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$49	0.92%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$1,018,441,610
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	31%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	24.1%
Information Technology	22.5%
Consumer Discretionary	11.3%
Financials	10.8%
Energy	6.2%
Health Care	5.9%
Utilities	4.8%
Real Estate	4.6%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSMDIX_0426

Semi-Annual Shareholder Report
April 30, 2026
Hartford Schroders US MidCap Opportunities Fund
Class R3/HFDRX
This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$80	1.50%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$1,018,441,610
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	31%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	24.1%
Information Technology	22.5%
Consumer Discretionary	11.3%
Financials	10.8%
Energy	6.2%
Health Care	5.9%
Utilities	4.8%
Real Estate	4.6%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFDRX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders US MidCap Opportunities Fund
Class R4/HFDSX
This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$65	1.22%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$1,018,441,610
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	31%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	24.1%
Information Technology	22.5%
Consumer Discretionary	11.3%
Financials	10.8%
Energy	6.2%
Health Care	5.9%
Utilities	4.8%
Real Estate	4.6%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFDSX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders US MidCap Opportunities Fund
Class R5/HFDTX
This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$49	0.91%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$1,018,441,610
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	31%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	24.1%
Information Technology	22.5%
Consumer Discretionary	11.3%
Financials	10.8%
Energy	6.2%
Health Care	5.9%
Utilities	4.8%
Real Estate	4.6%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFDTX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders US MidCap Opportunities Fund
Class Y/HFDYX
This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$49	0.91%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$1,018,441,610
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	31%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	24.1%
Information Technology	22.5%
Consumer Discretionary	11.3%
Financials	10.8%
Energy	6.2%
Health Care	5.9%
Utilities	4.8%
Real Estate	4.6%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFDYX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders US MidCap Opportunities Fund
Class F/HFDFX
This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$43	0.80%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$1,018,441,610
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	31%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	24.1%
Information Technology	22.5%
Consumer Discretionary	11.3%
Financials	10.8%
Energy	6.2%
Health Care	5.9%
Utilities	4.8%
Real Estate	4.6%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFDFX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders US MidCap Opportunities Fund
Class SDR/SMDRX
This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$43	0.80%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$1,018,441,610
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	31%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	24.1%
Information Technology	22.5%
Consumer Discretionary	11.3%
Financials	10.8%
Energy	6.2%
Health Care	5.9%
Utilities	4.8%
Real Estate	4.6%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSMDRX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders US Small Cap Opportunities Fund
Class A/SCUVX
This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$68	1.27%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$176,815,573
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	25%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.6%
Information Technology	17.9%
Financials	17.4%
Health Care	8.0%
Consumer Discretionary	7.0%
Energy	5.1%
Materials	4.5%
Utilities	3.5%
Real Estate	3.3%
Consumer Staples	2.3%
Communication Services	1.3%
Short-Term Investments	3.6%
Other Assets & Liabilities	(1.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSCUVX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders US Small Cap Opportunities Fund
Class C/HOOCX
This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$112	2.10%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$176,815,573
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	25%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.6%
Information Technology	17.9%
Financials	17.4%
Health Care	8.0%
Consumer Discretionary	7.0%
Energy	5.1%
Materials	4.5%
Utilities	3.5%
Real Estate	3.3%
Consumer Staples	2.3%
Communication Services	1.3%
Short-Term Investments	3.6%
Other Assets & Liabilities	(1.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHOOCX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders US Small Cap Opportunities Fund
Class I/SCUIX
This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$59	1.10%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$176,815,573
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	25%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.6%
Information Technology	17.9%
Financials	17.4%
Health Care	8.0%
Consumer Discretionary	7.0%
Energy	5.1%
Materials	4.5%
Utilities	3.5%
Real Estate	3.3%
Consumer Staples	2.3%
Communication Services	1.3%
Short-Term Investments	3.6%
Other Assets & Liabilities	(1.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSCUIX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders US Small Cap Opportunities Fund
Class R3/HOORX
This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$88	1.65%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$176,815,573
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	25%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.6%
Information Technology	17.9%
Financials	17.4%
Health Care	8.0%
Consumer Discretionary	7.0%
Energy	5.1%
Materials	4.5%
Utilities	3.5%
Real Estate	3.3%
Consumer Staples	2.3%
Communication Services	1.3%
Short-Term Investments	3.6%
Other Assets & Liabilities	(1.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHOORX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders US Small Cap Opportunities Fund
Class R4/HOOSX
This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$72	1.35%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$176,815,573
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	25%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.6%
Information Technology	17.9%
Financials	17.4%
Health Care	8.0%
Consumer Discretionary	7.0%
Energy	5.1%
Materials	4.5%
Utilities	3.5%
Real Estate	3.3%
Consumer Staples	2.3%
Communication Services	1.3%
Short-Term Investments	3.6%
Other Assets & Liabilities	(1.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHOOSX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders US Small Cap Opportunities Fund
Class R5/HOOTX
This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$56	1.05%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$176,815,573
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	25%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.6%
Information Technology	17.9%
Financials	17.4%
Health Care	8.0%
Consumer Discretionary	7.0%
Energy	5.1%
Materials	4.5%
Utilities	3.5%
Real Estate	3.3%
Consumer Staples	2.3%
Communication Services	1.3%
Short-Term Investments	3.6%
Other Assets & Liabilities	(1.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHOOTX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders US Small Cap Opportunities Fund
Class Y/HOOYX
This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$56	1.05%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$176,815,573
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	25%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.6%
Information Technology	17.9%
Financials	17.4%
Health Care	8.0%
Consumer Discretionary	7.0%
Energy	5.1%
Materials	4.5%
Utilities	3.5%
Real Estate	3.3%
Consumer Staples	2.3%
Communication Services	1.3%
Short-Term Investments	3.6%
Other Assets & Liabilities	(1.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHOOYX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders US Small Cap Opportunities Fund
Class F/HOOFX
This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$51	0.95%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$176,815,573
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	25%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.6%
Information Technology	17.9%
Financials	17.4%
Health Care	8.0%
Consumer Discretionary	7.0%
Energy	5.1%
Materials	4.5%
Utilities	3.5%
Real Estate	3.3%
Consumer Staples	2.3%
Communication Services	1.3%
Short-Term Investments	3.6%
Other Assets & Liabilities	(1.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHOOFX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Schroders US Small Cap Opportunities Fund
Class SDR/SCURX
This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$51	0.95%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$176,815,573
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	25%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.6%
Information Technology	17.9%
Financials	17.4%
Health Care	8.0%
Consumer Discretionary	7.0%
Energy	5.1%
Materials	4.5%
Utilities	3.5%
Real Estate	3.3%
Consumer Staples	2.3%
Communication Services	1.3%
Short-Term Investments	3.6%
Other Assets & Liabilities	(1.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSCURX_0426

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The information required by this Item 6(a) is included in the Semi-Annual Financial Statements and Other Information filed under Item 7 of this form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Hartford Domestic
Equity Funds
Semi-Annual Financial Statements
and Other Information
April 30, 2026 (Unaudited)
◼The Hartford Capital Appreciation Fund
◼Hartford Core Equity Fund
◼The Hartford Dividend and Growth Fund
◼The Hartford Equity Income Fund
◼The Hartford Growth Opportunities Fund
◼The Hartford Healthcare Fund
◼The Hartford MidCap Fund
◼The Hartford MidCap Value Fund
◼Hartford Schroders US MidCap Opportunities Fund
◼Hartford Schroders US Small Cap Opportunities Fund
◼The Hartford Small Cap Growth Fund
◼Hartford Small Cap Value Fund
◼The Hartford Small Company Fund

Hartford Domestic Equity Funds

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
The Hartford Capital Appreciation Fund	3
Hartford Core Equity Fund	6
The Hartford Dividend and Growth Fund	8
The Hartford Equity Income Fund	10
The Hartford Growth Opportunities Fund	12
The Hartford Healthcare Fund	14
The Hartford MidCap Fund	16
The Hartford MidCap Value Fund	18
Hartford Schroders US MidCap Opportunities Fund	20
Hartford Schroders US Small Cap Opportunities Fund	22
The Hartford Small Cap Growth Fund	24
Hartford Small Cap Value Fund	27
The Hartford Small Company Fund	29
Glossary	32
Statements of Assets and Liabilities:
The Hartford Capital Appreciation Fund	33
Hartford Core Equity Fund	33
The Hartford Dividend and Growth Fund	33
The Hartford Equity Income Fund	33
The Hartford Growth Opportunities Fund	33
The Hartford Healthcare Fund	33
The Hartford MidCap Fund	35
The Hartford MidCap Value Fund	35
Hartford Schroders US MidCap Opportunities Fund	35
Hartford Schroders US Small Cap Opportunities Fund	35
The Hartford Small Cap Growth Fund	35
Hartford Small Cap Value Fund	35
The Hartford Small Company Fund	37
Statements of Operations:
The Hartford Capital Appreciation Fund	39
Hartford Core Equity Fund	39
The Hartford Dividend and Growth Fund	39
The Hartford Equity Income Fund	39
The Hartford Growth Opportunities Fund	39
The Hartford Healthcare Fund	39
The Hartford MidCap Fund	41
The Hartford MidCap Value Fund	41
Hartford Schroders US MidCap Opportunities Fund	41
Hartford Schroders US Small Cap Opportunities Fund	41

Hartford Domestic Equity Funds

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
The Hartford Capital Appreciation Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6%
	Automobiles & Components - 1.5%
241,458	Tesla, Inc.*	$92,147,617
	Banks - 2.7%
638,730	Bank of America Corp.	34,146,506
310,072	Bank of Nova Scotia	24,123,602
13,613	M&T Bank Corp.	2,976,210
139,716	Pinnacle Financial Partners, Inc.	13,823,501
173,714	Southstate Bank Corp.	16,966,646
887,832	Truist Financial Corp.	45,723,348
352,366	Wells Fargo & Co.	28,975,056
		166,734,869
	Capital Goods - 6.2%
112,045	AMETEK, Inc.	26,386,597
18,653	Axon Enterprise, Inc.*	7,494,029
35,541	Boise Cascade Co.	2,817,335
21,414	Carpenter Technology Corp.	9,169,475
162,172	Helios Technologies, Inc.	11,092,565
232,184	Honeywell International, Inc.	49,763,997
44,687	Hubbell, Inc.	22,708,593
114,655	IDEX Corp.	24,977,592
47,441	Kratos Defense & Security Solutions, Inc.*	2,991,155
52,084	Lockheed Martin Corp.	26,977,949
806,800	Mammoth, Inc.*(1)(2)	14,127,068
90,285	Masco Corp.	6,484,269
71,787	Northrop Grumman Corp.	41,599,131
25,936	Quanta Services, Inc.	18,875,443
27,379	Regal Rexnord Corp.	5,887,306
76,706	RTX Corp.	13,505,625
78,037	Vertiv Holdings Co. Class A	25,634,374
98,492	WESCO International, Inc.	34,385,527
121,594	Westinghouse Air Brake Technologies Corp.	32,817,005
		377,695,035
	Commercial & Professional Services - 0.5%
32,589	CACI International, Inc. Class A*	16,931,289
238,642	TransUnion	16,943,582
		33,874,871
	Consumer Discretionary Distribution & Retail - 6.3%
852,114	Amazon.com, Inc.*	225,861,337
120,082	Dick's Sporting Goods, Inc.	27,249,007
163,498	Home Depot, Inc.	53,758,142
103,516	Lowe's Cos., Inc.	24,718,586
270,765	TJX Cos., Inc.	42,442,414
316,327	Tory Burch LLC*(1)(2)	14,864,191
		388,893,677
	Consumer Durables & Apparel - 0.7%
819,745	NIKE, Inc. Class B	36,363,888
226,747	On Holding AG Class A*	8,074,461
		44,438,349
	Consumer Services - 1.3%
120,748	DoorDash, Inc. Class A*	20,364,150
39,836	Marriott International, Inc. Class A	14,408,283
136,461	McDonald's Corp.	40,063,585
36,143	Wyndham Hotels & Resorts, Inc.	2,941,317
		77,777,335
	Consumer Staples Distribution & Retail - 1.7%
1,093,358	Kroger Co.	74,424,879
311,774	U.S. Foods Holding Corp.*	29,147,751
		103,572,630
	Energy - 3.9%
601,026	ConocoPhillips	75,597,050
405,167	Exxon Mobil Corp.	62,529,423
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	Energy - 3.9% - (continued)
301,744	SLB Ltd.	$17,163,199
24,306	Targa Resources Corp.	6,321,505
134,212	Valero Energy Corp.	33,899,267
535,365	Williams Cos., Inc.	40,853,703
		236,364,147
	Equity Real Estate Investment Trusts (REITs) - 1.5%
405,455	Crown Castle, Inc. REIT	35,996,295
272,202	Simon Property Group, Inc. REIT	55,450,269
		91,446,564
	Financial Services - 5.5%
72,161	American Express Co.	23,311,611
8,648	Blackrock, Inc.	9,215,309
51,432	Evercore, Inc. Class A	16,524,587
253,059	Intercontinental Exchange, Inc.	40,006,097
215,273	KKR & Co., Inc.	22,461,585
107,552	Mastercard, Inc. Class A	54,090,052
88,311	S&P Global, Inc.	38,082,353
251,883	Stifel Financial Corp.	19,850,899
124,279	Tradeweb Markets, Inc. Class A	14,074,597
230,532	Visa, Inc. Class A	76,038,675
325,821	Voya Financial, Inc.	26,704,289
		340,360,054
	Food, Beverage & Tobacco - 2.8%
171,118	Archer-Daniels-Midland Co.	12,755,136
501,414	Coca-Cola Co.	39,491,367
1,220,247	Keurig Dr. Pepper, Inc.	35,875,262
123,285	Monster Beverage Corp.*	9,501,575
261,152	Philip Morris International, Inc.	43,108,360
476,756	Tyson Foods, Inc. Class A	30,545,757
		171,277,457
	Health Care Equipment & Services - 2.4%
44,496	Cencora, Inc.	13,705,213
75,143	Elevance Health, Inc.	28,285,328
16,074	Intuitive Surgical, Inc.*	7,355,623
116,823	Stryker Corp.	36,814,432
55,475	Tenet Healthcare Corp.*	9,825,732
114,503	UnitedHealth Group, Inc.	42,421,072
43,056	Veeva Systems, Inc. Class A*	6,715,444
		145,122,844
	Household & Personal Products - 0.9%
289,608	Procter & Gamble Co.	42,598,441
166,738	Unilever PLC ADR	9,834,207
		52,432,648
	Insurance - 2.9%
262,945	American International Group, Inc.	19,668,286
274,824	Chubb Ltd.	89,867,448
20,385	Everest Group Ltd.	7,272,553
166,142	Marsh & McLennan Cos., Inc.	27,863,675
414,363	MetLife, Inc.	33,190,476
		177,862,438
	Materials - 2.3%
141,477	Amcor PLC	5,381,785
369,065	Freeport-McMoRan, Inc.	21,324,576
101,759	Ingevity Corp.*	7,753,018
1,033,117	James Hardie Industries PLC*	21,685,126
120,959	Linde PLC	60,617,393
21,167	Quaker Chemical Corp.	2,876,384
51,877	Reliance, Inc.	18,805,412
		138,443,694
The accompanying notes are an integral part of these financial statements.

3

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	Media & Entertainment - 11.6%
923,486	Alphabet, Inc. Class A	$355,357,413
134,898	Alphabet, Inc. Class C	51,522,942
288,687	EchoStar Corp. Class A*	35,548,917
181,147	Liberty Media Corp.-Liberty Formula One Class C*	15,569,585
273,929	Meta Platforms, Inc. Class A	167,619,894
635,190	Netflix, Inc.*	59,460,136
61,608	Reddit, Inc. Class A*	9,070,546
43,769	Spotify Technology SA*	19,545,047
		713,694,480
	Pharmaceuticals, Biotechnology & Life Sciences - 5.0%
164,491	AbbVie, Inc.	34,760,238
206,101	Danaher Corp.	36,881,774
124,048	Eli Lilly & Co.	115,935,261
240,406	Gilead Sciences, Inc.	31,454,721
58,797	Illumina, Inc.*	7,451,932
463,688	Merck & Co., Inc.	50,625,456
136,239	Natera, Inc.*	28,087,032
		305,196,414
	Semiconductors & Semiconductor Equipment - 17.1%
704,846	Broadcom, Inc.	294,223,866
71,352	Entegris, Inc.	10,087,746
27,762	KLA Corp.	48,593,216
158,957	Micron Technology, Inc.	82,206,202
52,353	MKS, Inc.	14,855,164
2,174,120	NVIDIA Corp.	433,889,128
170,925	NXP Semiconductors NV	50,181,871
200,502	QUALCOMM, Inc.	36,006,149
282,000	Texas Instruments, Inc.	79,264,560
		1,049,307,902
	Software & Services - 7.4%
54,195	AppLovin Corp. Class A*	24,189,938
89,762	Cloudflare, Inc. Class A*	18,398,517
12,949	Crowdstrike Holdings, Inc. Class A*	5,772,017
17,541	Intuit, Inc.	6,814,678
785,638	Microsoft Corp.	320,367,464
154,438	Oracle Corp.	24,924,749
293,173	Palantir Technologies, Inc. Class A*	40,783,296
1,477	Rubicon Earnout Shares*(1)(2)	—
160,048	Trimble, Inc.*	10,774,431
		452,025,090
	Technology Hardware & Equipment - 8.6%
197,180	Amphenol Corp. Class A	29,038,699
1,202,770	Apple, Inc.	326,371,640
160,633	Arista Networks, Inc.*	27,742,926
197,185	Corning, Inc.	32,385,664
41,013	Dell Technologies, Inc. Class C	8,569,666
747,827	Flex Ltd.*	68,463,562
22,871	Sandisk Corp.*	25,078,280
30,801	TD SYNNEX Corp.	7,028,172
		524,678,609
	Telecommunication Services - 0.4%
132,074	T-Mobile U.S., Inc.	25,820,467
	Transportation - 0.6%
53,155	CH Robinson Worldwide, Inc.	9,664,110
112,402	Hub Group, Inc. Class A	4,926,580
271,054	Knight-Swift Transportation Holdings, Inc.	17,591,404
29,013	XPO, Inc.*	6,386,632
		38,568,726
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.6% - (continued)
	Utilities - 2.8%
78,960	American Water Works Co., Inc.		$10,140,043
198,585	Atmos Energy Corp.		37,727,178
1,915,991	Exelon Corp.		88,116,426
365,011	Sempra		34,719,847
			170,703,494
	Total Common Stocks (cost $3,981,647,498)		$5,918,439,411
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Health Care Equipment & Services - 0.0%
566,622	Lumeris Group Holdings Corp.*(1)(2)(3)		$351,306
	Software & Services - 0.0%
77,707	Lookout, Inc. Series F*(1)(2)(3)		249,439
	Total Convertible Preferred Stocks (cost $1,783,654)		$600,745
EXCHANGE-TRADED FUNDS - 0.6%
	Other Investment Pools & Funds - 0.6%
360,978	Vanguard Russell 1000 Value ETF (4)		$36,617,608
	Total Exchange-Traded Funds (cost $33,604,845)		$36,617,608
	Total Long-Term Investments (cost $4,017,035,997)		$5,955,657,764
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.6%
$ 33,716,432	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $33,719,841; collateralized by U.S. Treasury Notes at 1.63% - 4.13%, maturing 06/15/2028 - 04/30/2033, with total market value of $34,390,766		$33,716,432
	Securities Lending Collateral - 0.1%
6,075,450	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(5)		6,075,450
	Total Short-Term Investments (cost $39,791,882)		$39,791,882
	Total Investments (cost $4,056,827,879)	97.9%	$5,995,449,646
	Other Assets and Liabilities	2.1%	131,214,517
	Net Assets	100.0%	$6,126,664,163
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

4

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $29,592,004 or 0.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	77,707	$887,655	$249,439
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	566,622	895,999	351,306
06/2015	Mammoth, Inc.	806,800	10,846,942	14,127,068
09/2015	Rubicon Earnout Shares	1,477	—	—
11/2013	Tory Burch LLC	316,327	24,792,580	14,864,191
			$37,423,176	$29,592,004

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.
(4)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(5)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	463	06/18/2026	$167,692,813	$862,562
Total futures contracts				$862,562
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$5,918,439,411	$5,889,448,152	$—	$28,991,259
Convertible Preferred Stocks	600,745	—	—	600,745
Exchange-Traded Funds	36,617,608	36,617,608	—	—
Short-Term Investments	39,791,882	6,075,450	33,716,432	—
Futures Contracts(2)	862,562	862,562	—	—
Total	$5,996,312,208	$5,933,003,772	$33,716,432	$29,592,004

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

5

Hartford Core Equity Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 0.6%
166,545	Tesla, Inc.*	$63,558,568
	Banks - 4.0%
1,621,843	Fifth Third Bancorp	82,324,751
767,492	JP Morgan Chase & Co.	240,401,519
1,674,707	Wells Fargo & Co.	137,711,157
		460,437,427
	Capital Goods - 8.2%
292,773	Builders FirstSource, Inc.*	23,155,416
200,470	Eaton Corp. PLC	86,805,515
304,748	Ferguson Enterprises, Inc.	81,584,087
256,959	FTAI Aviation Ltd.	64,154,953
26,354	GE Vernova, Inc.	28,553,505
511,383	General Electric Co.	148,265,273
385,277	ITT, Inc.	82,580,272
287,449	L3Harris Technologies, Inc.	92,141,777
97,316	Parker-Hannifin Corp.	88,501,117
726,810	RTX Corp.	127,969,437
231,911	Trane Technologies PLC	114,225,444
		937,936,796
	Commercial & Professional Services - 1.4%
514,647	Cintas Corp.	89,913,978
321,956	Republic Services, Inc.	67,359,634
		157,273,612
	Consumer Discretionary Distribution & Retail - 7.8%
2,259,479	Amazon.com, Inc.*	598,897,504
30,684	AutoZone, Inc.*	113,654,456
548,710	Lowe's Cos., Inc.	131,026,461
267,136	Pool Corp.	56,985,452
		900,563,873
	Consumer Services - 0.9%
275,628	Marriott International, Inc. Class A	99,691,891
	Consumer Staples Distribution & Retail - 3.7%
1,105,049	BJ's Wholesale Club Holdings, Inc.*	103,753,051
91,317	Casey's General Stores, Inc.	75,076,272
621,492	Performance Food Group Co.*	56,282,315
1,464,798	Walmart, Inc.	193,250,800
		428,362,438
	Energy - 3.7%
168,251	Diamondback Energy, Inc.	34,597,453
368,432	EOG Resources, Inc.	51,790,486
844,194	Exxon Mobil Corp.	130,284,460
261,802	Phillips 66	46,901,829
284,015	Targa Resources Corp.	73,866,621
1,130,141	Williams Cos., Inc.	86,241,060
		423,681,909
	Equity Real Estate Investment Trusts (REITs) - 2.1%
547,416	Simon Property Group, Inc. REIT	111,514,113
621,278	Welltower, Inc. REIT	135,028,561
		246,542,674
	Financial Services - 5.3%
136,413	Goldman Sachs Group, Inc.	126,014,237
742,875	Intercontinental Exchange, Inc.	117,441,109
384,109	KKR & Co., Inc.	40,077,933
407,600	Mastercard, Inc. Class A	204,990,192
1,358,739	Nasdaq, Inc.	124,881,701
		613,405,172
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Food, Beverage & Tobacco - 2.0%
914,355	Monster Beverage Corp.*	$70,469,340
940,363	Philip Morris International, Inc.	155,225,720
		225,695,060
	Health Care Equipment & Services - 2.5%
1,075,341	Abbott Laboratories	97,630,209
336,592	Cencora, Inc.	103,673,702
203,499	HCA Healthcare, Inc.	88,410,141
		289,714,052
	Insurance - 1.8%
510,401	Arthur J Gallagher & Co.	105,346,766
298,896	Chubb Ltd.	97,738,992
		203,085,758
	Materials - 2.0%
226,226	Linde PLC	113,370,898
365,328	Sherwin-Williams Co.	117,493,138
		230,864,036
	Media & Entertainment - 12.2%
2,255,046	Alphabet, Inc. Class A	867,741,701
509,748	EchoStar Corp. Class A*(1)	62,770,369
506,671	Meta Platforms, Inc. Class A	310,037,051
1,693,892	Netflix, Inc.*	158,565,230
		1,399,114,351
	Pharmaceuticals, Biotechnology & Life Sciences - 5.6%
257,743	Eli Lilly & Co.	240,886,608
880,282	Gilead Sciences, Inc.	115,176,097
1,228,790	Merck & Co., Inc.	134,159,292
90,258	United Therapeutics Corp.*	51,568,908
232,830	Vertex Pharmaceuticals, Inc.*	99,506,886
		641,297,791
	Semiconductors & Semiconductor Equipment - 16.4%
1,179,797	Broadcom, Inc.	492,482,662
88,066	KLA Corp.	154,146,323
220,254	Micron Technology, Inc.	113,906,559
4,913,783	NVIDIA Corp.	980,643,673
515,174	Texas Instruments, Inc.	144,805,108
		1,885,984,325
	Software & Services - 7.7%
108,215	Cadence Design Systems, Inc.*	35,666,582
1,632,198	Microsoft Corp.	665,577,700
589,731	Oracle Corp.	95,176,686
223,607	Palantir Technologies, Inc. Class A*	31,105,970
917,204	Trimble, Inc.*	61,746,173
		889,273,111
	Technology Hardware & Equipment - 9.1%
2,822,387	Apple, Inc.	765,854,713
684,288	Cisco Systems, Inc.	62,612,352
698,114	Corning, Inc.	114,658,243
152,170	Motorola Solutions, Inc.	66,807,195
43,356	Seagate Technology Holdings PLC	29,206,336
		1,039,138,839
	Utilities - 2.6%
503,644	Atmos Energy Corp.	95,682,287
1,626,921	Dominion Energy, Inc.	104,936,404
805,908	WEC Energy Group, Inc.	95,048,790
		295,667,481
	Total Common Stocks (cost $6,107,987,695)	$11,431,289,164
The accompanying notes are an integral part of these financial statements.

6

Hartford Core Equity Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 13,007,850	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $13,009,165; collateralized by U.S. Treasury Note at 3.63%, maturing 09/30/2030, with a market value of $13,268,040		$13,007,850
	Total Short-Term Investments (cost $13,007,850)		$13,007,850
	Total Investments (cost $6,120,995,545)	99.7%	$11,444,297,014
	Other Assets and Liabilities	0.3%	30,823,638
	Net Assets	100.0%	$11,475,120,652
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$11,431,289,164	$11,431,289,164	$—	$—
Short-Term Investments	13,007,850	—	13,007,850	—
Total	$11,444,297,014	$11,431,289,164	$13,007,850	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

7

The Hartford Dividend and Growth Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5%
	Banks - 6.6%
8,423,295	Bank of America Corp.	$450,309,351
8,896,611	Huntington Bancshares, Inc.	149,107,200
6,995,487	Truist Financial Corp.	360,267,581
3,060,571	Wells Fargo & Co.	251,670,753
		1,211,354,885
	Capital Goods - 9.9%
788,699	Airbus SE	162,597,683
245,082	General Dynamics Corp.	84,381,733
615,633	Hubbell, Inc.	312,846,222
526,147	Lockheed Martin Corp.	272,528,362
2,951,875	Masco Corp.	212,003,662
2,611,089	Otis Worldwide Corp.	203,351,611
861,608	Vertiv Holdings Co. Class A	283,029,612
1,015,805	Westinghouse Air Brake Technologies Corp.	274,155,611
		1,804,894,496
	Consumer Discretionary Distribution & Retail - 5.6%
2,166,373	Amazon.com, Inc.*	574,218,827
1,433,826	Lowe's Cos., Inc.	342,383,311
638,492	TJX Cos., Inc.	100,083,621
		1,016,685,759
	Consumer Durables & Apparel - 1.0%
1,272,543	Tapestry, Inc.	184,569,637
	Consumer Services - 0.4%
278,937	Expedia Group, Inc.	69,279,583
	Consumer Staples Distribution & Retail - 0.8%
1,855,841	Sysco Corp.	138,649,881
	Energy - 6.4%
1,921,196	ConocoPhillips	241,648,033
8,301,672	Coterra Energy, Inc.	298,113,041
1,680,445	EQT Corp.	100,961,136
1,742,490	TotalEnergies SE(1)	161,546,248
4,820,655	Williams Cos., Inc.	367,864,183
		1,170,132,641
	Equity Real Estate Investment Trusts (REITs) - 3.1%
664,065	Public Storage REIT	200,846,459
1,680,897	Welltower, Inc. REIT	365,326,154
		566,172,613
	Financial Services - 7.6%
262,307	American Express Co.	84,738,276
253,668	Blackrock, Inc.	270,308,621
2,198,708	Intercontinental Exchange, Inc.	347,593,748
480,034	Morgan Stanley	91,489,680
732,590	S&P Global, Inc.	315,914,785
830,120	Visa, Inc. Class A	273,806,781
		1,383,851,891
	Food, Beverage & Tobacco - 3.5%
4,587,601	General Mills, Inc.	161,988,191
2,884,169	Philip Morris International, Inc.	476,089,777
		638,077,968
	Health Care Equipment & Services - 4.7%
404,455	HCA Healthcare, Inc.	175,715,475
507,139	Humana, Inc.	119,907,945
649,616	Labcorp Holdings, Inc.	166,821,389
1,076,420	UnitedHealth Group, Inc.	398,792,081
		861,236,890
	Household & Personal Products - 1.8%
5,656,972	Unilever PLC ADR	333,648,209
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Insurance - 2.7%
3,016,730	American International Group, Inc.	$225,651,404
1,644,780	Marsh & McLennan Cos., Inc.	275,846,054
		501,497,458
	Materials - 2.6%
4,027,380	Amcor PLC	153,201,535
810,708	Avery Dennison Corp.	132,899,363
2,446,593	BHP Group Ltd. ADR(1)	194,014,825
		480,115,723
	Media & Entertainment - 8.4%
2,804,696	Alphabet, Inc. Class A	1,079,247,021
1,658,154	Omnicom Group, Inc.	127,213,575
1,358,177	Publicis Groupe SA	126,904,369
2,012,278	Walt Disney Co.	208,773,842
		1,542,138,807
	Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
994,568	AbbVie, Inc.	210,172,110
885,558	AstraZeneca PLC	165,927,002
1,285,911	Danaher Corp.	230,113,773
1,494,084	Gilead Sciences, Inc.	195,485,951
3,513,410	Merck & Co., Inc.	383,594,104
8,411,889	Pfizer, Inc.	224,597,436
		1,409,890,376
	Semiconductors & Semiconductor Equipment - 8.3%
671,625	Broadcom, Inc.	280,356,424
378,818	Micron Technology, Inc.	195,909,517
1,655,352	NXP Semiconductors NV	485,994,794
1,764,387	QUALCOMM, Inc.	316,848,617
594,242	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	235,355,486
		1,514,464,838
	Software & Services - 5.9%
3,190,658	Cognizant Technology Solutions Corp. Class A	168,785,808
1,392,219	Microsoft Corp.	567,719,064
500,941	Roper Technologies, Inc.	177,738,876
965,883	Salesforce, Inc.	170,507,326
		1,084,751,074
	Technology Hardware & Equipment - 5.3%
404,870	Apple, Inc.	109,861,474
6,484,528	Cisco Systems, Inc.	593,334,312
770,500	Dell Technologies, Inc. Class C	160,995,975
489,137	TD SYNNEX Corp.	111,611,281
		975,803,042
	Transportation - 2.6%
2,839,972	Delta Air Lines, Inc.	193,089,696
577,596	JB Hunt Transport Services, Inc.	145,282,722
1,220,609	United Parcel Service, Inc. Class B	132,802,259
		471,174,677
	Utilities - 4.6%
1,843,339	Duke Energy Corp.	238,804,567
6,154,051	Exelon Corp.	283,024,806
3,297,583	Sempra	313,666,095
		835,495,468
	Total Common Stocks (cost $12,331,237,810)	$18,193,885,916
The accompanying notes are an integral part of these financial statements.

8

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.1%
$ 17,592,796	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $17,594,575; collateralized by U.S. Treasury Note at 4.13%, maturing 04/30/2033, with a market value of $17,944,701		$17,592,796
	Securities Lending Collateral - 0.4%
67,868,011	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(2)		67,868,011
	Total Short-Term Investments (cost $85,460,807)		$85,460,807
	Total Investments (cost $12,416,698,617)	100.0%	$18,279,346,723
	Other Assets and Liabilities	0.0%	2,039,012
	Net Assets	100.0%	$18,281,385,735
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$18,193,885,916	$17,904,383,864	$289,502,052	$—
Short-Term Investments	85,460,807	67,868,011	17,592,796	—
Total	$18,279,346,723	$17,972,251,875	$307,094,848	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

9

The Hartford Equity Income Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Banks - 6.1%
1,439,947	Bank of America Corp.	$76,979,567
4,986,604	Huntington Bancshares, Inc.	83,575,483
355,722	M&T Bank Corp.	77,771,501
2,145,997	Regions Financial Corp.	61,268,214
		299,594,765
	Capital Goods - 10.4%
134,210	Eaton Corp. PLC	58,114,272
382,942	Emerson Electric Co.	53,780,375
268,110	Ferguson Enterprises, Inc.	71,775,728
316,586	Honeywell International, Inc.	67,853,877
173,766	IDEX Corp.	37,854,923
291,309	Johnson Controls International PLC	42,539,853
199,989	L3Harris Technologies, Inc.	64,106,474
441,883	PACCAR, Inc.	52,495,700
824,977	Sunbelt Rentals Holdings, Inc.	62,008,555
		510,529,757
	Commercial & Professional Services - 1.3%
296,123	Automatic Data Processing, Inc.	62,760,309
	Consumer Discretionary Distribution & Retail - 2.5%
297,834	Dick's Sporting Goods, Inc.	67,584,491
921,650	Industria de Diseno Textil SA(1)	55,161,335
		122,745,826
	Consumer Durables & Apparel - 0.6%
634,065	NIKE, Inc. Class B	28,127,123
	Energy - 4.9%
495,024	Diamondback Energy, Inc.	101,791,785
832,521	EQT Corp.	50,017,862
119,638	Marathon Petroleum Corp.	29,704,919
231,403	Targa Resources Corp.	60,183,292
		241,697,858
	Equity Real Estate Investment Trusts (REITs) - 7.4%
1,088,860	Crown Castle, Inc. REIT	96,668,991
1,935,970	Gaming & Leisure Properties, Inc. REIT	93,817,106
430,642	Lamar Advertising Co. Class A, REIT	59,359,693
455,555	Sun Communities, Inc. REIT	58,238,151
2,259,204	Weyerhaeuser Co. REIT	55,395,682
		363,479,623
	Financial Services - 9.9%
662,360	Ares Management Corp. Class A	77,761,064
288,979	Capital One Financial Corp.	55,281,683
850,000	Equitable Holdings, Inc.	35,870,000
351,204	Intercontinental Exchange, Inc.	55,521,840
762,975	Nasdaq, Inc.	70,125,032
410,173	Raymond James Financial, Inc.	64,938,590
149,605	S&P Global, Inc.	64,514,164
190,882	Visa, Inc. Class A	62,960,519
		486,972,892
	Food, Beverage & Tobacco - 6.4%
828,000	Archer-Daniels-Midland Co.	61,719,120
353,922	Constellation Brands, Inc. Class A	55,417,107
3,085,519	Keurig Dr. Pepper, Inc.	90,714,258
541,838	Pernod Ricard SA	40,281,249
413,666	Philip Morris International, Inc.	68,283,847
		316,415,581
	Health Care Equipment & Services - 4.3%
355,367	Becton Dickinson & Co.	52,963,898
712,227	CVS Health Corp.	59,321,387
261,280	Elevance Health, Inc.	98,351,017
		210,636,302
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Household & Personal Products - 3.0%
532,918	Kimberly-Clark Corp.	$52,455,119
1,638,376	Unilever PLC ADR	96,631,416
		149,086,535
	Insurance - 4.3%
910,523	American International Group, Inc.	68,107,120
438,518	Marsh & McLennan Cos., Inc.	73,543,854
337,784	Progressive Corp.	67,989,164
		209,640,138
	Materials - 3.8%
1,248,699	Anglo American PLC	61,791,775
280,134	Avery Dennison Corp.	45,922,367
392,262	Nutrien Ltd.	29,811,912
464,753	PPG Industries, Inc.	50,425,700
		187,951,754
	Media & Entertainment - 1.3%
622,179	Walt Disney Co.	64,551,071
	Pharmaceuticals, Biotechnology & Life Sciences - 11.5%
291,420	AstraZeneca PLC	54,603,365
71,300	Eli Lilly & Co.	66,636,980
492,538	Gilead Sciences, Inc.	64,443,672
399,205	Johnson & Johnson	91,757,269
1,151,642	Merck & Co., Inc.	125,736,274
2,120,557	Pfizer, Inc.	56,618,872
132,522	Roche Holding AG	54,002,694
440,073	Zoetis, Inc.	50,595,193
		564,394,319
	Semiconductors & Semiconductor Equipment - 3.4%
205,009	Broadcom, Inc.	85,576,907
272,370	NXP Semiconductors NV	79,965,108
		165,542,015
	Software & Services - 3.5%
763,434	Amdocs Ltd.	49,371,277
184,011	Microsoft Corp.	75,036,005
133,706	Roper Technologies, Inc.	47,440,226
		171,847,508
	Technology Hardware & Equipment - 4.9%
973,645	Cisco Systems, Inc.	89,088,517
670,928	NetApp, Inc.	74,318,695
357,672	TE Connectivity PLC	75,704,856
		239,112,068
	Telecommunication Services - 1.5%
392,173	T-Mobile U.S., Inc.	76,669,821
	Utilities - 8.0%
557,618	American Electric Power Co., Inc.	76,455,004
444,474	American Water Works Co., Inc.	57,079,351
323,020	Atmos Energy Corp.	61,367,340
1,180,459	Dominion Energy, Inc.	76,139,606
1,471,653	PPL Corp.	55,098,688
734,085	Sempra	69,826,165
		395,966,154
	Total Common Stocks (cost $4,014,965,798)	$4,867,721,419
The accompanying notes are an integral part of these financial statements.

10

The Hartford Equity Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 0.2%
$ 11,236,387	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $11,237,523; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $11,461,143		$11,236,387
	Securities Lending Collateral - 1.1%
51,718,390	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(2)		51,718,390
	Total Short-Term Investments (cost $62,954,777)		$62,954,777
	Total Investments (cost $4,077,920,575)	100.3%	$4,930,676,196
	Other Assets and Liabilities	(0.3)%	(16,113,614)
	Net Assets	100.0%	$4,914,562,582
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$4,867,721,419	$4,594,475,811	$273,245,608	$—
Short-Term Investments	62,954,777	51,718,390	11,236,387	—
Total	$4,930,676,196	$4,646,194,201	$284,481,995	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

11

The Hartford Growth Opportunities Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5%
	Automobiles & Components - 2.3%
399,952	Tesla, Inc.*	$152,633,682
	Capital Goods - 3.3%
149,350	Axon Enterprise, Inc.*	60,002,856
112,618	Carpenter Technology Corp.	48,223,028
579,030	Kratos Defense & Security Solutions, Inc.*	36,507,842
228,454	Vertiv Holdings Co. Class A	75,044,854
		219,778,580
	Consumer Discretionary Distribution & Retail - 9.3%
2,006,660	Amazon.com, Inc.*	531,885,299
331,492	Aritzia, Inc.*	34,988,043
125,964	Home Depot, Inc.	41,416,963
171,581	Tory Burch LLC*(1)(2)	8,062,590
		616,352,895
	Consumer Durables & Apparel - 0.6%
1,023,974	On Holding AG Class A*	36,463,714
	Consumer Services - 1.1%
538,383	Airbnb, Inc. Class A*	75,567,438
	Energy - 0.7%
398,936	Cameco Corp.	49,085,085
	Financial Services - 3.3%
217,674	Evercore, Inc. Class A	69,936,479
913,629	KKR & Co., Inc.	95,328,050
476,079	Tradeweb Markets, Inc. Class A	53,915,947
		219,180,476
	Food, Beverage & Tobacco - 0.6%
531,164	Monster Beverage Corp.*	40,936,809
	Health Care Equipment & Services - 0.5%
69,630	Intuitive Surgical, Inc.*	31,863,384
	Media & Entertainment - 20.5%
1,458,540	Alphabet, Inc. Class A	561,246,192
1,148,642	EchoStar Corp. Class A*(3)	141,443,776
547,021	Liberty Media Corp.-Liberty Formula One Class C*	47,016,455
442,577	Meta Platforms, Inc. Class A	270,817,292
2,441,690	Netflix, Inc.*	228,566,601
237,892	Reddit, Inc. Class A*	35,024,839
167,696	Spotify Technology SA*	74,884,649
		1,358,999,804
	Pharmaceuticals, Biotechnology & Life Sciences - 6.7%
255,341	Eli Lilly & Co.	238,641,698
225,272	Illumina, Inc.*	28,550,973
568,536	Natera, Inc.*	117,209,382
196,251	Structure Therapeutics, Inc. ADR*	8,134,604
117,644	Vertex Pharmaceuticals, Inc.*	50,278,693
		442,815,350
	Semiconductors & Semiconductor Equipment - 26.3%
916,642	ARM Holdings PLC ADR*	192,788,145
1,089,116	Broadcom, Inc.	454,629,692
81,161	Micron Technology, Inc.	41,973,223
5,254,936	NVIDIA Corp.	1,048,727,578
		1,738,118,638
	Software & Services - 10.1%
45,498	AppLovin Corp. Class A*	20,308,032
338,033	Cloudflare, Inc. Class A*	69,286,624
238,092	Datadog, Inc. Class A*	31,473,382
65,094	Intuit, Inc.	25,289,019
531,045	Microsoft Corp.	216,549,530
1,098,257	Palantir Technologies, Inc. Class A*	152,778,531
20,599	Rubicon Earnout Shares*(1)(2)	—
1,085,019	Samsara, Inc. Class A*	31,183,446
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.5% - (continued)
	Software & Services - 10.1% - (continued)
528,982	Shopify, Inc. Class A*		$64,075,590
800,296	Trimble, Inc.*		53,875,927
			664,820,081
	Technology Hardware & Equipment - 14.2%
1,211,807	Apple, Inc.		328,823,829
832,720	Arista Networks, Inc.*		143,819,071
263,946	Celestica, Inc.*		108,109,642
861,455	Corning, Inc.		141,485,369
1,522,970	Flex Ltd.*		139,427,904
69,821	Sandisk Corp.*		76,559,425
			938,225,240
	Total Common Stocks (cost $3,826,736,617)		$6,584,841,176
CONVERTIBLE PREFERRED STOCKS - 0.1%
	Health Care Equipment & Services - 0.1%
5,668,755	Lumeris Group Holdings Corp.*(1)(2)(4)		$3,514,628
	Software & Services - 0.0%
743,470	Lookout, Inc. Series F*(1)(2)(4)		2,386,539
	Total Convertible Preferred Stocks (cost $17,456,734)		$5,901,167
	Total Long-Term Investments (cost $3,844,193,351)		$6,590,742,343
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 8,676,372	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $8,677,249; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $8,849,978		$8,676,372
	Total Short-Term Investments (cost $8,676,372)		$8,676,372
	Total Investments (cost $3,852,869,723)	99.7%	$6,599,418,715
	Other Assets and Liabilities	0.3%	16,619,779
	Net Assets	100.0%	$6,616,038,494
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
The accompanying notes are an integral part of these financial statements.

12

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $13,963,757 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	743,470	$8,492,732	$2,386,539
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	5,668,755	8,964,002	3,514,628
09/2015	Rubicon Earnout Shares	20,599	—	—
11/2013	Tory Burch LLC	171,581	13,447,917	8,062,590
			$30,904,651	$13,963,757

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Currently no rate available.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$6,584,841,176	$6,576,778,586	$—	$8,062,590
Convertible Preferred Stocks	5,901,167	—	—	5,901,167
Short-Term Investments	8,676,372	—	8,676,372	—
Total	$6,599,418,715	$6,576,778,586	$8,676,372	$13,963,757

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

13

The Hartford Healthcare Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3%
	Biotechnology - 25.1%
106,556	AbbVie, Inc.	$22,517,414
18,140	Alnylam Pharmaceuticals, Inc.*	5,614,149
35,692	Apogee Therapeutics, Inc.*	2,958,510
160,316	Arcus Biosciences, Inc.*	4,088,058
8,404	Argenx SE ADR*	6,569,575
22,341	Ascendis Pharma AS*	5,124,578
51,492	Biogen, Inc.*	9,746,406
24,004	Bridgebio Pharma, Inc.*	1,706,924
92,052	Celldex Therapeutics, Inc.*	3,026,670
13,705	CG oncology, Inc.*	914,672
56,668	Cytokinetics, Inc.*	3,625,052
35,054	Dianthus Therapeutics, Inc.*	3,077,741
55,907	Disc Medicine, Inc.*	3,687,067
583,800	GenFleet Therapeutics Shanghai, Inc. Class H*(1)	3,247,121
108,668	Immunocore Holdings PLC ADR*(1)	3,032,924
117,155	Immunome, Inc.*	2,687,536
61,927	Incyte Corp.*	5,899,785
78,893	Ionis Pharmaceuticals, Inc.*	5,898,041
190,598	Kailera Therapeutics, Inc.*	4,764,950
38,652	Kymera Therapeutics, Inc.*	3,133,518
10,120	Madrigal Pharmaceuticals, Inc.*	5,235,987
101,748	Mineralys Therapeutics, Inc.*	2,711,584
37,970	Mirum Pharmaceuticals, Inc.*	3,694,861
9,955	Natera, Inc.*	2,052,323
54,042	Newamsterdam Pharma Co. NV*(1)	1,543,439
14,306	Nuvalent, Inc. Class A*	1,434,606
40,688	Protagonist Therapeutics, Inc.*	4,026,891
52,549	PTC Therapeutics, Inc.*	3,418,838
19,182	Regeneron Pharmaceuticals, Inc.	13,562,825
23,937	Revolution Medicines, Inc.*	3,449,800
69,874	Scholar Rock Holding Corp.*	3,256,827
76,905	Stoke Therapeutics, Inc.*	2,516,332
15,097	United Therapeutics Corp.*	8,625,671
42,970	Vaxcyte, Inc.*	2,459,603
40,946	Vertex Pharmaceuticals, Inc.*	17,499,501
278,409	Viridian Therapeutics, Inc.*	3,752,953
47,284	Xenon Pharmaceuticals, Inc.*	2,649,795
		183,212,527
	Health Care Distributors - 3.4%
51,714	Cardinal Health, Inc.	9,974,596
48,572	Cencora, Inc.	14,960,662
		24,935,258
	Health Care Equipment - 15.9%
224,493	Abbott Laboratories	20,381,719
293,259	Boston Scientific Corp.*	16,894,651
123,198	Dexcom, Inc.*	7,336,441
222,047	Edwards Lifesciences Corp.*	18,540,925
51,992	Inspire Medical Systems, Inc.*	2,918,831
57,736	Intuitive Surgical, Inc.*	26,420,571
106,061	Medtronic PLC	8,587,759
28,488	STERIS PLC	6,178,477
26,981	Stryker Corp.	8,502,523
		115,761,897
	Health Care Facilities - 2.9%
118,448	Acadia Healthcare Co., Inc.*	3,067,211
47,796	Encompass Health Corp.	4,779,600
30,243	HCA Healthcare, Inc.	13,139,071
		20,985,882
	Health Care Services - 2.9%
213,326	CVS Health Corp.	17,767,922
161,629	Option Care Health, Inc.*	3,285,918
		21,053,840
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Health Care Technology - 0.6%
147,880	HeartFlow, Inc.*	$4,400,909
	Life Sciences Tools & Services - 8.3%
218,296	Adaptive Biotechnologies Corp.*	3,077,974
79,872	Agilent Technologies, Inc.	9,229,210
9,100	Alamar Biosciences, Inc.*	227,864
461,799	Avantor, Inc.*	3,740,572
73,067	Bio-Techne Corp.	4,042,066
109,308	Danaher Corp.	19,560,667
33,670	ICON PLC*	3,984,171
84,169	Qiagen NV*	2,910,564
28,548	Thermo Fisher Scientific, Inc.	13,673,350
		60,446,438
	Managed Health Care - 8.4%
135,254	Alignment Healthcare, Inc.*	3,048,625
44,870	Centene Corp.*	2,409,070
39,861	Elevance Health, Inc.	15,004,478
109,012	UnitedHealth Group, Inc.	40,386,766
		60,848,939
	Pharmaceuticals - 30.8%
15,481	AstraZeneca PLC	2,900,675
17,700	Avalyn Pharma, Inc.*	318,600
88,181	Bristol-Myers Squibb Co.	5,342,887
57,316	Crinetics Pharmaceuticals, Inc.*	2,222,715
215,158	Elanco Animal Health, Inc.*	4,813,084
92,477	Eli Lilly & Co.	86,429,004
20,401	Galderma Group AG*	4,279,994
360,879	GSK PLC	9,461,334
317,981	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H(1)	2,651,415
184,164	Johnson & Johnson	42,330,095
421,010	Merck & Co., Inc.	45,965,872
109,845	Oculis Holding AG*	3,018,541
123,487	Pharvaris NV*	3,829,332
71,938	Structure Therapeutics, Inc. ADR*	2,981,830
180,509	Trevi Therapeutics, Inc.*	2,483,804
21,218	UCB SA*	5,777,476
		224,806,658
	Total Common Stocks (cost $503,958,432)	$716,452,348
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
7,416	Abiomed, Inc. CVR*(2)(3)(4)	$7,564
	Total Rights (cost $7,564)	$7,564
	Total Long-Term Investments (cost $503,965,996)	$716,459,912
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.3%
$ 2,179,591	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $2,179,811; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $2,223,267	$2,179,591
The accompanying notes are an integral part of these financial statements.

14

The Hartford Healthcare Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.5% - (continued)
	Securities Lending Collateral - 0.2%
1,467,300	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(5)		$1,467,300
	Total Short-Term Investments (cost $3,646,891)		$3,646,891
	Total Investments (cost $507,612,887)	98.8%	$720,106,803
	Other Assets and Liabilities	1.2%	8,614,754
	Net Assets	100.0%	$728,721,557
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $7,564 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2022	Abiomed, Inc. CVR	7,416	$7,564	$7,564

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no expiration date available.
(5)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$716,452,348	$691,035,008	$25,417,340	$—
Rights	7,564	—	—	7,564
Short-Term Investments	3,646,891	1,467,300	2,179,591	—
Total	$720,106,803	$692,502,308	$27,596,931	$7,564

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

15

The Hartford MidCap Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1%
	Capital Goods - 25.3%
241,927	Acuity, Inc.	$70,103,187
178,758	Axon Enterprise, Inc.*	71,817,814
302,740	Builders FirstSource, Inc.*	23,943,707
81,808	Carpenter Technology Corp.	35,030,186
45,601	Comfort Systems USA, Inc.	83,917,240
66,360	EMCOR Group, Inc.	59,171,221
2,624,523	Fastenal Co.	117,919,818
188,994	FTAI Aviation Ltd.	47,186,132
530,611	Graco, Inc.	42,592,145
233,173	HEICO Corp. Class A	48,737,820
462,924	Howmet Aerospace, Inc.	112,509,049
406,831	Ingersoll Rand, Inc.	32,489,524
452,391	Vertiv Holdings Co. Class A	148,605,920
		894,023,763
	Commercial & Professional Services - 6.3%
222,288	Clean Harbors, Inc.*	69,505,012
2,108,579	Rollins, Inc.	117,511,107
190,749	Verisk Analytics, Inc.	35,191,283
		222,207,402
	Consumer Discretionary Distribution & Retail - 5.2%
276,621	Aritzia, Inc.*	29,196,564
167,846	Carvana Co.*	66,433,447
695,363	O'Reilly Automotive, Inc.*	69,119,082
88,125	Pool Corp.	18,798,825
		183,547,918
	Consumer Durables & Apparel - 1.7%
336,534	Deckers Outdoor Corp.*	34,393,775
3,814	NVR, Inc.*	24,088,728
		58,482,503
	Consumer Services - 8.7%
825,722	Compass Group PLC ADR	23,384,447
249,777	DoorDash, Inc. Class A*	42,124,891
579,588	Hyatt Hotels Corp. Class A(1)	97,121,561
391,299	Royal Caribbean Cruises Ltd.	103,209,024
255,923	Texas Roadhouse, Inc.	41,201,044
		307,040,967
	Consumer Staples Distribution & Retail - 2.9%
123,032	Casey's General Stores, Inc.	101,150,759
	Energy - 2.2%
305,132	Targa Resources Corp.	79,358,731
	Equity Real Estate Investment Trusts (REITs) - 0.8%
207,936	Lamar Advertising Co. Class A, REIT	28,661,898
	Financial Services - 6.4%
1,524,950	Interactive Brokers Group, Inc. Class A	121,233,525
3,435,845	Rocket Cos., Inc. Class A*	50,232,054
484,804	Tradeweb Markets, Inc. Class A	54,904,053
		226,369,632
	Health Care Equipment & Services - 2.4%
79,733	IDEXX Laboratories, Inc.*	44,714,266
93,678	STERIS PLC	20,316,885
134,992	Veeva Systems, Inc. Class A*	21,054,702
		86,085,853
	Insurance - 1.0%
20,328	Markel Group, Inc.*	36,030,770
	Media & Entertainment - 7.6%
157,209	EchoStar Corp. Class A*	19,358,716
406,006	Live Nation Entertainment, Inc.*	64,124,588
442,636	Reddit, Inc. Class A*	65,169,298
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.1% - (continued)
	Media & Entertainment - 7.6% - (continued)
1,108,038	ROBLOX Corp. Class A*		$61,230,180
280,950	Take-Two Interactive Software, Inc.*		60,055,872
			269,938,654
	Pharmaceuticals, Biotechnology & Life Sciences - 5.3%
24,629	Mettler-Toledo International, Inc.*		31,441,628
493,001	Natera, Inc.*		101,637,086
328,275	Tempus AI, Inc. Class A*(1)		18,212,697
115,664	Waters Corp.*		35,766,779
			187,058,190
	Semiconductors & Semiconductor Equipment - 6.9%
320,378	MKS, Inc.		90,907,258
94,171	Monolithic Power Systems, Inc.		152,030,604
			242,937,862
	Software & Services - 6.8%
552,386	Cloudflare, Inc. Class A*		113,222,558
9,699	Constellation Software, Inc.		17,664,269
259,883	Datadog, Inc. Class A*		34,353,934
66,104	HubSpot, Inc.*		14,659,223
281,392	Procore Technologies, Inc.*		15,921,159
376,769	Trimble, Inc.*		25,364,089
667,250	Unity Software, Inc.*		17,628,745
			238,813,977
	Technology Hardware & Equipment - 8.7%
179,829	Amphenol Corp. Class A		26,483,417
187,151	Celestica, Inc.*		76,655,178
964,724	Flex Ltd.*		88,320,482
43,321	Lumentum Holdings, Inc.*		39,089,405
497,557	TTM Technologies, Inc.*		78,723,468
			309,271,950
	Telecommunication Services - 0.9%
425,882	AST SpaceMobile, Inc.*(1)		31,472,680
	Total Common Stocks (cost $2,764,914,831)		$3,502,453,509
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 3,492,182	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $3,492,535; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $3,562,183		$3,492,182
	Securities Lending Collateral - 0.0%
1,595,772	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(2)		1,595,772
	Total Short-Term Investments (cost $5,087,954)		$5,087,954
	Total Investments (cost $2,770,002,785)	99.2%	$3,507,541,463
	Other Assets and Liabilities	0.8%	27,460,482
	Net Assets	100.0%	$3,535,001,945
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The accompanying notes are an integral part of these financial statements.

16

The Hartford MidCap Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$3,502,453,509	$3,502,453,509	$—	$—
Short-Term Investments	5,087,954	1,595,772	3,492,182	—
Total	$3,507,541,463	$3,504,049,281	$3,492,182	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

17

The Hartford MidCap Value Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Automobiles & Components - 0.5%
907,481	Goodyear Tire & Rubber Co.*	$6,424,965
	Banks - 7.2%
679,377	Columbia Banking System, Inc.	20,109,559
96,261	M&T Bank Corp.	21,045,543
245,043	Pinnacle Financial Partners, Inc.	24,244,554
197,411	Southstate Bank Corp.	19,281,132
		84,680,788
	Capital Goods - 18.6%
88,939	AAON, Inc.	8,298,898
131,397	Boise Cascade Co.	10,415,840
83,674	Builders FirstSource, Inc.*	6,617,777
107,114	Dover Corp.	24,251,681
101,768	IDEX Corp.	22,170,159
241,741	Ingersoll Rand, Inc.	19,305,436
87,281	JBT Marel Corp.	10,307,886
56,047	L3Harris Technologies, Inc.	17,965,866
208,472	Mercury Systems, Inc.*	16,450,526
37,346	Moog, Inc. Class A	11,252,723
124,145	Regal Rexnord Corp.	26,694,899
231,661	StandardAero, Inc.*	5,759,092
56,051	WESCO International, Inc.	19,568,525
79,486	Westinghouse Air Brake Technologies Corp.	21,452,477
		220,511,785
	Commercial & Professional Services - 2.7%
27,997	CACI International, Inc. Class A*	14,545,561
248,099	TransUnion	17,615,029
		32,160,590
	Consumer Discretionary Distribution & Retail - 6.0%
67,372	Boot Barn Holdings, Inc.*	11,550,929
102,278	Dick's Sporting Goods, Inc.(1)	23,208,924
76,527	Ross Stores, Inc.	17,432,085
584,703	Valvoline, Inc.*	19,429,681
		71,621,619
	Consumer Durables & Apparel - 1.6%
242,395	Somnigroup International, Inc.	18,388,085
	Consumer Services - 1.5%
220,402	Wyndham Hotels & Resorts, Inc.	17,936,315
	Consumer Staples Distribution & Retail - 3.1%
246,788	Kroger Co.	16,798,859
210,806	U.S. Foods Holding Corp.*	19,708,253
		36,507,112
	Energy - 5.0%
410,343	Antero Resources Corp.*	16,110,066
67,256	Diamondback Energy, Inc.	13,829,852
144,440	EQT Corp.	8,677,955
485,833	Halliburton Co.	20,550,736
		59,168,609
	Equity Real Estate Investment Trusts (REITs) - 7.3%
168,297	Camden Property Trust REIT	17,674,551
405,912	CareTrust, Inc. REIT	16,013,228
388,692	Essential Properties Realty Trust, Inc. REIT	12,216,590
801,467	Kimco Realty Corp. REIT	18,946,680
289,139	UDR, Inc. REIT	10,507,311
470,882	Weyerhaeuser Co. REIT	11,546,027
		86,904,387
	Financial Services - 6.7%
431,451	Ally Financial, Inc.	19,152,110
204,479	Nasdaq, Inc.	18,793,665
234,202	Stifel Financial Corp.	18,457,460
278,866	Voya Financial, Inc.	22,855,857
		79,259,092
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Food, Beverage & Tobacco - 1.5%
236,829	Archer-Daniels-Midland Co.	$17,653,234
	Health Care Equipment & Services - 4.3%
299,121	Acadia Healthcare Co., Inc.*(1)	7,745,738
70,116	Cardinal Health, Inc.	13,523,974
127,009	Cooper Cos., Inc.*	7,988,866
142,876	LivaNova PLC*	8,586,848
65,732	Quest Diagnostics, Inc.	12,765,154
		50,610,580
	Insurance - 2.2%
153,869	American International Group, Inc.	11,509,401
176,392	MetLife, Inc.	14,128,999
		25,638,400
	Materials - 6.5%
196,495	Freeport-McMoRan, Inc.	11,353,481
129,922	Ingevity Corp.*	9,898,757
859,499	James Hardie Industries PLC*	18,040,884
173,528	PPG Industries, Inc.	18,827,788
51,616	Reliance, Inc.	18,710,800
		76,831,710
	Media & Entertainment - 2.1%
100,318	EchoStar Corp. Class A*	12,353,159
77,609	Live Nation Entertainment, Inc.*	12,257,565
		24,610,724
	Pharmaceuticals, Biotechnology & Life Sciences - 2.9%
114,636	Agilent Technologies, Inc.	13,246,190
125,802	ICON PLC*	14,886,151
10,883	United Therapeutics Corp.*	6,218,002
		34,350,343
	Semiconductors & Semiconductor Equipment - 3.5%
120,333	Entegris, Inc.	17,012,680
84,324	MKS, Inc.	23,926,935
		40,939,615
	Software & Services - 2.1%
216,343	Dynatrace, Inc.*	7,833,780
58,207	PTC, Inc.*	7,933,614
25,775	Tyler Technologies, Inc.*	8,792,884
		24,560,278
	Technology Hardware & Equipment - 4.1%
14,029	Coherent Corp.*	4,485,212
262,650	Flex Ltd.*	24,045,607
6,328	Lumentum Holdings, Inc.*	5,709,881
13,275	Sandisk Corp.*	14,556,170
		48,796,870
	Transportation - 3.9%
380,486	Hub Group, Inc. Class A	16,676,701
44,074	Ryder System, Inc.	11,184,659
85,258	XPO, Inc.*	18,767,844
		46,629,204
	Utilities - 6.1%
69,061	Atmos Energy Corp.	13,120,209
300,227	NiSource, Inc.	14,494,959
381,713	PPL Corp.	14,291,335
167,106	Sempra	15,895,123
118,531	WEC Energy Group, Inc.	13,979,546
		71,781,172
	Total Common Stocks (cost $931,464,756)	$1,175,965,477
The accompanying notes are an integral part of these financial statements.

18

The Hartford MidCap Value Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 0.2%
$ 2,282,624	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $2,282,855; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $2,328,317		$2,282,624
	Securities Lending Collateral - 0.9%
10,676,533	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(2)		10,676,533
	Total Short-Term Investments (cost $12,959,157)		$12,959,157
	Total Investments (cost $944,423,913)	100.5%	$1,188,924,634
	Other Assets and Liabilities	(0.5)%	(5,498,261)
	Net Assets	100.0%	$1,183,426,373
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$1,175,965,477	$1,175,965,477	$—	$—
Short-Term Investments	12,959,157	10,676,533	2,282,624	—
Total	$1,188,924,634	$1,186,642,010	$2,282,624	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

19

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2%
	Banks - 3.1%
94,450	East West Bancorp, Inc.	$11,945,091
98,103	Southstate Bank Corp.	9,581,720
82,310	UMB Financial Corp.	10,385,053
		31,911,864
	Capital Goods - 14.3%
87,066	Advanced Drainage Systems, Inc.	12,994,601
101,855	BWX Technologies, Inc.	22,040,404
74,173	Dover Corp.	16,793,509
192,807	Hexcel Corp.	18,098,793
32,260	Hubbell, Inc.	16,393,564
70,099	IDEX Corp.	15,271,067
174,804	Masco Corp.	12,554,423
64,367	Regal Rexnord Corp.	13,840,836
36,591	Trane Technologies PLC	18,022,531
		146,009,728
	Commercial & Professional Services - 8.3%
332,062	ExlService Holdings, Inc.*	10,586,137
52,311	Leidos Holdings, Inc.	7,805,847
68,944	RB Global, Inc.	7,190,859
542,581	Rentokil Initial PLC ADR(1)	18,377,218
67,377	Republic Services, Inc.	14,096,616
131,210	Veralto Corp.	11,572,722
81,446	Verisk Analytics, Inc.	15,025,973
		84,655,372
	Consumer Discretionary Distribution & Retail - 2.7%
58,176	Burlington Stores, Inc.*	18,616,902
252,540	Tractor Supply Co.	8,864,154
		27,481,056
	Consumer Durables & Apparel - 1.7%
49,006	Ralph Lauren Corp.	17,575,512
	Consumer Services - 6.9%
689,376	Aramark	31,497,590
162,689	Churchill Downs, Inc.	16,429,962
326,244	DraftKings, Inc. Class A*	7,608,010
87,335	Hyatt Hotels Corp. Class A(1)	14,634,726
		70,170,288
	Energy - 6.2%
89,647	Diamondback Energy, Inc.	18,434,113
158,454	EQT Corp.	9,519,916
289,519	TechnipFMC PLC	21,878,951
53,595	Valero Energy Corp.	13,537,025
		63,370,005
	Equity Real Estate Investment Trusts (REITs) - 4.6%
480,501	Brixmor Property Group, Inc. REIT	14,458,275
112,245	Lamar Advertising Co. Class A, REIT	15,471,851
190,328	Ventas, Inc. REIT	16,722,218
		46,652,344
	Financial Services - 2.8%
41,832	Evercore, Inc. Class A	13,440,203
97,674	Raymond James Financial, Inc.	15,463,748
		28,903,951
	Food, Beverage & Tobacco - 2.1%
60,480	Hershey Co.	11,233,555
193,024	McCormick & Co., Inc.	9,813,340
		21,046,895
	Health Care Equipment & Services - 0.9%
75,021	Teleflex, Inc.	9,295,852
	Insurance - 4.8%
42,525	Aon PLC Class A	13,252,916
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.2% - (continued)
	Insurance - 4.8% - (continued)
86,189	Assurant, Inc.		$20,363,875
74,190	Reinsurance Group of America, Inc. Class A		15,688,218
			49,305,009
	Materials - 2.4%
192,859	Dow, Inc.		7,808,861
47,643	RPM International, Inc.		4,854,345
98,435	Westlake Corp.		11,347,587
			24,010,793
	Media & Entertainment - 1.5%
73,042	Take-Two Interactive Software, Inc.*		15,613,458
	Pharmaceuticals, Biotechnology & Life Sciences - 5.0%
266,214	Bio-Techne Corp.		14,726,959
13,325	Mettler-Toledo International, Inc.*		17,010,828
63,195	West Pharmaceutical Services, Inc.		18,806,200
			50,543,987
	Semiconductors & Semiconductor Equipment - 4.2%
106,990	Entegris, Inc.		15,126,246
165,520	Marvell Technology, Inc.		27,335,628
			42,461,874
	Software & Services - 5.4%
215,350	Dynatrace, Inc.*		7,797,823
61,365	EPAM Systems, Inc.*		6,982,110
73,977	Snowflake, Inc.*		10,095,641
112,214	Twilio, Inc. Class A*		16,614,405
49,247	VeriSign, Inc.		13,230,699
			54,720,678
	Technology Hardware & Equipment - 13.0%
84,899	CDW Corp.		11,623,522
40,300	Ciena Corp.*		21,261,474
58,256	Coherent Corp.*		18,625,026
202,864	Everpure, Inc. Class A*		14,494,633
60,893	Keysight Technologies, Inc.*		21,307,069
11,733	Sandisk Corp.*		12,865,352
26,984	Teledyne Technologies, Inc.*		17,427,616
62,753	Zebra Technologies Corp. Class A*		14,198,494
			131,803,186
	Transportation - 1.5%
82,724	CH Robinson Worldwide, Inc.		15,040,050
	Utilities - 4.8%
237,287	Alliant Energy Corp.		17,423,985
137,103	Ameren Corp.		15,581,756
126,657	NiSource, Inc.		6,115,000
262,753	PPL Corp.		9,837,472
			48,958,213
	Total Common Stocks (cost $692,690,766)		$979,530,115
SHORT-TERM INVESTMENTS - 1.8%
	Securities Lending Collateral - 1.8%
18,382,564	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(2)		$18,382,564
	Total Short-Term Investments (cost $18,382,564)		$18,382,564
	Total Investments (cost $711,073,330)	98.0%	$997,912,679
	Other Assets and Liabilities	2.0%	20,528,931
	Net Assets	100.0%	$1,018,441,610
The accompanying notes are an integral part of these financial statements.

20

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$979,530,115	$979,530,115	$—	$—
Short-Term Investments	18,382,564	18,382,564	—	—
Total	$997,912,679	$997,912,679	$—	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

21

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Automobiles & Components - 0.9%
17,491	Patrick Industries, Inc.(1)	$1,626,663
	Banks - 9.6%
28,320	FB Financial Corp.	1,531,262
101,772	First BanCorp	2,471,024
46,819	First Bancorp/Southern Pines NC	2,703,329
25,816	QCR Holdings, Inc.	2,334,283
80,760	Seacoast Banking Corp. of Florida	2,541,517
20,018	Southstate Bank Corp.	1,955,158
41,239	TriCo Bancshares	2,073,085
40,720	United Community Banks, Inc.	1,357,198
		16,966,856
	Capital Goods - 18.3%
9,646	Enpro, Inc.	2,812,291
7,973	ESCO Technologies, Inc.	2,582,853
135,425	Hayward Holdings, Inc.*	2,032,729
33,487	Hexcel Corp.	3,143,425
94,381	Kornit Digital Ltd.*	1,492,164
28,220	McGrath RentCorp	3,119,721
12,128	Modine Manufacturing Co.*	3,088,153
10,127	Moog, Inc. Class A	3,051,366
16,387	Primoris Services Corp.	2,968,505
11,200	Simpson Manufacturing Co., Inc.	2,136,176
35,426	V2X, Inc.*	2,402,237
73,645	WillScot Holdings Corp.	1,667,323
55,584	York Space Systems, Inc.*	1,843,165
		32,340,108
	Commercial & Professional Services - 6.7%
123,433	ACV Auctions, Inc. Class A*	640,617
25,576	Casella Waste Systems, Inc. Class A*	2,026,898
47,787	Interface, Inc.	1,332,302
13,700	MSA Safety, Inc.	2,279,543
57,371	Robert Half, Inc.	1,526,642
30,473	UL Solutions, Inc. Class A	2,757,502
87,197	Verra Mobility Corp.*	1,293,131
		11,856,635
	Consumer Discretionary Distribution & Retail - 0.9%
4,437	Group 1 Automotive, Inc.	1,583,432
	Consumer Durables & Apparel - 2.5%
5,780	Cavco Industries, Inc.*	2,930,460
33,446	Oxford Industries, Inc.(1)	1,432,827
		4,363,287
	Consumer Services - 2.8%
26,954	Churchill Downs, Inc.	2,722,084
91,585	McGraw Hill, Inc.*	1,107,263
25,254	Pursuit Attractions & Hospitality, Inc.*	1,062,688
		4,892,035
	Consumer Staples Distribution & Retail - 2.3%
25,807	Chefs' Warehouse, Inc.*	2,002,623
80,698	Yesway, Inc. Class A*	2,075,553
		4,078,176
	Energy - 5.1%
27,686	Cactus, Inc. Class A	1,542,664
66,547	Flowco Holdings, Inc. Class A	1,652,362
7,606	Gulfport Energy Corp.*	1,464,459
81,270	HMH Holding, Inc. Class A*	1,722,924
117,859	Permian Resources Corp. Class A	2,548,112
		8,930,521
	Equity Real Estate Investment Trusts (REITs) - 3.3%
157,474	Douglas Emmett, Inc. REIT	1,702,294
50,995	Smartstop Self Storage, Inc. REIT	1,605,322
38,724	Terreno Realty Corp. REIT	2,524,805
		5,832,421
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Financial Services - 4.7%
19,285	Bread Financial Holdings, Inc.	$1,634,982
12,506	Houlihan Lokey, Inc.	1,935,304
135,940	Perella Weinberg Partners	3,091,276
10,518	PJT Partners, Inc. Class A	1,606,519
		8,268,081
	Health Care Equipment & Services - 5.7%
31,224	Castle Biosciences, Inc.*	764,676
28,532	ICU Medical, Inc.*	3,401,014
10,200	IRhythm Holdings, Inc.*	1,317,432
66,034	Kestra Medical Technologies Ltd.*(1)	1,368,225
166,721	NeoGenomics, Inc.*	1,543,836
24,415	U.S. Physical Therapy, Inc.	1,738,836
		10,134,019
	Insurance - 3.1%
19,838	Axis Capital Holdings Ltd.	1,991,934
50,513	Bowhead Specialty Holdings, Inc.*	1,201,199
11,153	Reinsurance Group of America, Inc. Class A	2,358,413
		5,551,546
	Materials - 4.5%
15,372	Balchem Corp.	2,484,423
9,290	Hawkins, Inc.	1,555,610
14,012	Materion Corp.	2,575,546
9,945	Quaker Chemical Corp.	1,351,426
		7,967,005
	Pharmaceuticals, Biotechnology & Life Sciences - 2.2%
60,840	Azenta, Inc.*(1)	1,494,839
20,708	Repligen Corp.*	2,449,963
		3,944,802
	Semiconductors & Semiconductor Equipment - 3.5%
10,471	MACOM Technology Solutions Holdings, Inc.*	2,948,738
30,349	Semtech Corp.*	3,188,163
		6,136,901
	Software & Services - 5.3%
76,660	Bitdeer Technologies Group Class A*(1)	865,491
55,756	Box, Inc. Class A*	1,349,295
167,504	CCC Intelligent Solutions Holdings, Inc.*	877,721
25,379	Commvault Systems, Inc.*	2,509,476
34,644	Everforth, Inc.*	730,988
102,702	LiveRamp Holdings, Inc.*	3,001,980
		9,334,951
	Technology Hardware & Equipment - 9.1%
5,925	Ciena Corp.*	3,125,911
3,071	Lumentum Holdings, Inc.*	2,771,025
119,894	Mirion Technologies, Inc.*	2,367,906
21,841	Novanta, Inc.*	2,829,065
96,744	Viavi Solutions, Inc.*	5,069,386
		16,163,293
	Telecommunication Services - 1.3%
60,296	Iridium Communications, Inc.	2,355,765
	Transportation - 2.6%
43,048	Hub Group, Inc. Class A	1,886,794
17,602	Kirby Corp.*	2,649,805
		4,536,599
	Utilities - 3.5%
12,438	Chesapeake Utilities Corp.	1,568,681
44,569	H2O America(1)	2,504,332
13,900	IDACORP, Inc.(1)	2,053,586
		6,126,599
	Total Common Stocks (cost $117,234,613)	$172,989,695
The accompanying notes are an integral part of these financial statements.

22

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 3.6%
	Securities Lending Collateral - 3.6%
6,425,147	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(2)		$6,425,147
	Total Short-Term Investments (cost $6,425,147)		$6,425,147
	Total Investments (cost $123,659,760)	101.5%	$179,414,842
	Other Assets and Liabilities	(1.5)%	(2,599,269)
	Net Assets	100.0%	$176,815,573
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$172,989,695	$172,989,695	$—	$—
Short-Term Investments	6,425,147	6,425,147	—	—
Total	$179,414,842	$179,414,842	$—	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

23

The Hartford Small Cap Growth Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 1.3%
22,856	Dorman Products, Inc.*	$2,571,529
13,794	Patrick Industries, Inc.	1,282,842
		3,854,371
	Banks - 0.7%
23,085	Pinnacle Financial Partners, Inc.	2,284,030
	Capital Goods - 21.4%
20,679	AAON, Inc.	1,929,557
7,817	AeroVironment, Inc.*	1,524,471
7,662	ATI, Inc.*	1,191,134
44,550	Atmus Filtration Technologies, Inc.	2,824,470
15,165	AZZ, Inc.	2,169,202
40,080	Bloom Energy Corp. Class A*	11,357,069
12,392	DXP Enterprises, Inc.*	2,115,934
52,792	Eos Energy Enterprises, Inc.*(1)	353,706
7,600	EquipmentShare.com, Inc. Class A*	159,562
8,966	ESCO Technologies, Inc.	2,904,536
8,284	FTAI Aviation Ltd.	2,068,266
20,843	Griffon Corp.	1,900,256
199,998	Hillman Solutions Corp.*	1,631,984
19,351	Kratos Defense & Security Solutions, Inc.*	1,220,081
13,508	Loar Holdings, Inc.*	758,069
19,821	Mercury Systems, Inc.*	1,564,075
16,875	Modine Manufacturing Co.*	4,296,881
8,667	Moog, Inc. Class A	2,611,454
8,075	MYR Group, Inc.*	3,268,841
22,364	Nextpower, Inc. Class A*	2,664,223
4,956	Powell Industries, Inc.	1,374,150
20,154	Primoris Services Corp.	3,650,897
17,248	SPX Technologies, Inc.*	3,775,760
30,521	Terex Corp.	1,898,406
23,390	Transcat, Inc.*	1,779,979
5,872	WESCO International, Inc.	2,050,033
7,300	X-Energy, Inc.*	231,629
29,402	Xometry, Inc. Class A*	1,507,441
17,714	York Space Systems, Inc.*	587,396
		65,369,462
	Commercial & Professional Services - 3.1%
14,188	Casella Waste Systems, Inc. Class A*	1,124,399
21,731	CBIZ, Inc.*	662,795
6,166	Clean Harbors, Inc.*	1,927,985
29,194	Innodata, Inc.*(1)	1,232,863
25,808	Planet Labs PBC*	954,122
110,279	Upwork, Inc.*	1,141,388
164,675	Verra Mobility Corp.*	2,442,130
		9,485,682
	Consumer Discretionary Distribution & Retail - 1.7%
6,964	Boot Barn Holdings, Inc.*	1,193,978
48,631	National Vision Holdings, Inc.*	1,129,212
15,459	Ollie's Bargain Outlet Holdings, Inc.*	1,337,358
6,982	Pool Corp.	1,489,400
		5,149,948
	Consumer Durables & Apparel - 1.6%
3,305	Installed Building Products, Inc.	953,658
24,109	Kontoor Brands, Inc.	1,768,636
13,768	Polaris, Inc.	912,405
24,398	Smith Douglas Homes Corp.*(1)	345,964
20,431	YETI Holdings, Inc.*	806,207
		4,786,870
	Consumer Services - 3.7%
14,984	Covista, Inc.*	1,726,456
89,758	Genius Sports Ltd.*	391,345
8,864	Hyatt Hotels Corp. Class A(1)	1,485,340
71,723	Life Time Group Holdings, Inc.*	1,922,894
107,782	Navan, Inc. Class A*	1,885,107
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Consumer Services - 3.7% - (continued)
154,402	Super Group SGHC Ltd.	$2,001,050
46,541	Universal Technical Institute, Inc.*	1,746,684
		11,158,876
	Consumer Staples Distribution & Retail - 1.7%
23,575	BJ's Wholesale Club Holdings, Inc.*	2,213,457
34,520	Chefs' Warehouse, Inc.*	2,678,752
17,300	Yesway, Inc. Class A*	444,956
		5,337,165
	Energy - 2.9%
29,324	Cactus, Inc. Class A	1,633,933
10,144	Chord Energy Corp.	1,476,966
26,999	Energy Fuels, Inc.*(1)	584,258
3,288	Gulfport Energy Corp.*	633,072
19,401	Solaris Energy Infrastructure, Inc.	1,432,570
147,336	TETRA Technologies, Inc.*	1,402,639
112,544	Uranium Energy Corp.*	1,675,780
		8,839,218
	Equity Real Estate Investment Trusts (REITs) - 1.3%
56,317	CareTrust, Inc. REIT	2,221,705
79,329	Urban Edge Properties REIT	1,738,892
		3,960,597
	Financial Services - 7.5%
10,247	Dave, Inc.*	2,787,081
3,978	Evercore, Inc. Class A	1,278,092
27,564	Figure Technology Solutions, Inc. Class A*(1)	967,496
19,646	FirstCash Holdings, Inc.	4,287,150
65,907	Marex Group PLC	3,516,138
110,778	Perella Weinberg Partners	2,519,092
83,209	Remitly Global, Inc.*	1,821,445
23,284	StepStone Group, Inc. Class A	1,231,724
28,923	Stifel Financial Corp.	2,279,422
62,752	Wealthfront Corp.*	660,779
81,615	WisdomTree, Inc.(1)	1,387,455
		22,735,874
	Food, Beverage & Tobacco - 1.6%
17,467	Freshpet, Inc.*	1,176,926
20,038	Turning Point Brands, Inc.	1,616,666
29,897	Vita Coco Co., Inc.*	1,972,903
		4,766,495
	Health Care Equipment & Services - 7.9%
44,114	Acadia Healthcare Co., Inc.*	1,142,332
110,748	Alignment Healthcare, Inc.*	2,496,260
43,198	AtriCure, Inc.*	1,214,296
22,901	Encompass Health Corp.	2,290,100
20,729	Ensign Group, Inc.	3,869,897
15,347	GeneDx Holdings Corp.*	965,173
24,364	Guardant Health, Inc.*	2,121,617
25,967	Guardian Pharmacy Services, Inc. Class A*	963,376
11,617	HealthEquity, Inc.*	952,942
10,980	Hims & Hers Health, Inc.*(1)	298,327
10,283	IRhythm Holdings, Inc.*	1,328,152
17,051	Lantheus Holdings, Inc.*	1,442,856
31,831	Merit Medical Systems, Inc.*	2,170,237
27,276	RadNet, Inc.*	1,542,458
13,450	TransMedics Group, Inc.*	1,355,625
		24,153,648
	Insurance - 1.0%
45,232	SiriusPoint Ltd.*	1,058,881
881	White Mountains Insurance Group Ltd.	1,966,383
		3,025,264
	Materials - 2.0%
12,131	Cabot Corp.	933,602
12,899	Century Aluminum Co.*	766,717
The accompanying notes are an integral part of these financial statements.

24

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Materials - 2.0% - (continued)
60,406	Coeur Mining, Inc.*	$1,085,496
94,623	Ivanhoe Electric, Inc.*	1,214,013
100,681	James Hardie Industries PLC*	2,113,294
		6,113,122
	Media & Entertainment - 1.5%
63,275	Cargurus, Inc.*	2,307,007
70,486	Magnite, Inc.*	903,278
134,101	MNTN, Inc. Class A*	1,264,572
		4,474,857
	Pharmaceuticals, Biotechnology & Life Sciences - 14.9%
41,128	Alkermes PLC*	1,386,425
15,889	Apogee Therapeutics, Inc.*	1,317,039
14,451	Axsome Therapeutics, Inc.*	3,002,195
29,050	Bridgebio Pharma, Inc.*	2,065,746
54,789	Celldex Therapeutics, Inc.*	1,801,462
27,352	CG oncology, Inc.*	1,825,473
50,227	Cogent Biosciences, Inc.*	1,797,624
25,123	Corvus Pharmaceuticals, Inc.*(1)	381,618
37,075	Crinetics Pharmaceuticals, Inc.*	1,437,769
14,471	Cytokinetics, Inc.*	925,710
4,500	Dianthus Therapeutics, Inc.*	395,100
20,493	Disc Medicine, Inc.*	1,351,513
19,349	Ionis Pharmaceuticals, Inc.*	1,446,531
37,725	Janux Therapeutics, Inc.*	542,108
8,000	Kailera Therapeutics, Inc.*	200,000
24,431	Kodiak Sciences, Inc.*	1,062,260
17,442	Kymera Therapeutics, Inc.*	1,414,023
4,314	Madrigal Pharmaceuticals, Inc.*	2,232,021
19,907	Mirum Pharmaceuticals, Inc.*	1,937,150
15,991	Nuvalent, Inc. Class A*	1,603,578
23,016	Protagonist Therapeutics, Inc.*	2,277,894
25,899	PTC Therapeutics, Inc.*	1,684,989
8,545	Revolution Medicines, Inc.*	1,231,505
30,938	Scholar Rock Holding Corp.*	1,442,020
26,081	Spyre Therapeutics, Inc.*	1,941,731
17,496	Structure Therapeutics, Inc. ADR*	725,209
29,911	Travere Therapeutics, Inc.*	1,259,851
39,000	Trevi Therapeutics, Inc.*	536,640
15,138	Ultragenyx Pharmaceutical, Inc.*	373,757
18,326	Vaxcyte, Inc.*	1,048,980
52,419	Veracyte, Inc.*	1,725,634
25,829	Vericel Corp.*	897,041
40,779	Viridian Therapeutics, Inc.*	549,701
27,450	Xenon Pharmaceuticals, Inc.*	1,538,298
		45,358,595
	Semiconductors & Semiconductor Equipment - 6.9%
7,214	Cirrus Logic, Inc.*	1,176,459
32,554	Credo Technology Group Holding Ltd.*	5,664,722
6,126	MACOM Technology Solutions Holdings, Inc.*	1,725,143
9,926	MKS, Inc.	2,816,502
20,601	Power Integrations, Inc.	1,497,899
22,192	Rambus, Inc.*	2,554,521
43,030	Rigetti Computing, Inc.*	750,873
14,601	Semtech Corp.*	1,533,835
5,704	SiTime Corp.*	3,206,504
		20,926,458
	Software & Services - 6.8%
43,113	ACI Worldwide, Inc.*	1,863,344
10,898	Akamai Technologies, Inc.*	1,122,276
67,986	Applied Digital Corp.*(1)	2,328,520
30,415	Bill Holdings, Inc.*	1,155,770
10,878	Commvault Systems, Inc.*	1,075,617
19,375	DigitalOcean Holdings, Inc.*	1,868,331
42,589	D-Wave Quantum, Inc.*(1)	863,705
123,635	Porch Group, Inc.*	1,190,605
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.8% - (continued)
	Software & Services - 6.8% - (continued)
36,317	Q2 Holdings, Inc.*		$1,843,088
57,695	Riot Platforms, Inc.*(1)		994,662
135,179	Terawulf, Inc.*		2,937,440
5,422	Tyler Technologies, Inc.*		1,849,661
97,070	Zeta Global Holdings Corp. Class A*		1,788,029
			20,881,048
	Technology Hardware & Equipment - 8.4%
5,024	Advanced Energy Industries, Inc.		1,928,764
8,254	Applied Optoelectronics, Inc.*		1,356,627
24,675	Benchmark Electronics, Inc.		2,024,584
5,667	Fabrinet*		3,873,225
51,034	IonQ, Inc.*(1)		2,302,654
77,413	Mirion Technologies, Inc.*		1,528,907
45,916	Napco Security Technologies, Inc.		2,146,573
12,531	Novanta, Inc.*		1,623,140
15,149	Sanmina Corp.*		3,299,755
70,598	Unusual Machines, Inc.*(1)		1,030,025
84,355	Viavi Solutions, Inc.*		4,420,202
			25,534,456
	Transportation - 1.3%
412,595	FTAI Infrastructure, Inc.(1)		2,535,396
5,931	Ryder System, Inc.		1,505,110
			4,040,506
	Utilities - 0.6%
15,253	Chesapeake Utilities Corp.		1,923,708
	Total Common Stocks (cost $214,041,541)		$304,160,250
SHORT-TERM INVESTMENTS - 2.5%
	Repurchase Agreements - 0.1%
$ 300,065	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $300,095; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $306,126		$300,065
	Securities Lending Collateral - 2.4%
7,349,003	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(2)		7,349,003
	Total Short-Term Investments (cost $7,649,068)		$7,649,068
	Total Investments (cost $221,690,609)	102.3%	$311,809,318
	Other Assets and Liabilities	(2.3)%	(6,984,375)
	Net Assets	100.0%	$304,824,943
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
The accompanying notes are an integral part of these financial statements.

25

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$304,160,250	$304,160,250	$—	$—
Short-Term Investments	7,649,068	7,349,003	300,065	—
Total	$311,809,318	$311,509,253	$300,065	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

26

Hartford Small Cap Value Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1%
	Automobiles & Components - 1.6%
58,856	Phinia, Inc.	$4,246,460
	Banks - 18.6%
135,999	Atlantic Union Bankshares Corp.	5,120,362
85,415	Bank OZK	4,113,586
156,636	ConnectOne Bancorp, Inc.	4,576,904
235,288	CVB Financial Corp.	4,792,817
63,148	First Financial Bancorp	1,912,121
162,977	First Hawaiian, Inc.	4,446,013
136,932	First Interstate BancSystem, Inc. Class A(1)	4,859,717
256,474	FNB Corp.	4,578,061
188,207	Home BancShares, Inc.	5,057,122
132,895	Renasant Corp.	5,301,182
225,790	Simmons First National Corp. Class A	4,800,295
		49,558,180
	Capital Goods - 3.6%
122,804	Kennametal, Inc.	4,753,743
47,777	MSC Industrial Direct Co., Inc. Class A	4,886,154
		9,639,897
	Commercial & Professional Services - 6.5%
957,856	Alight, Inc. Class A	792,530
75,506	Loomis AB	3,498,575
274,208	MillerKnoll, Inc.	4,409,265
105,827	TriNet Group, Inc.	4,844,760
256,044	Verra Mobility Corp.*	3,797,132
		17,342,262
	Consumer Durables & Apparel - 9.9%
127,434	Carter's, Inc.	4,602,916
163,895	Helen of Troy Ltd.*	3,794,169
448,051	Leggett & Platt, Inc.	4,870,314
142,154	Malibu Boats, Inc. Class A*(1)	3,639,143
126,152	Steven Madden Ltd.	4,738,269
107,730	Sturm Ruger & Co., Inc.	4,673,328
		26,318,139
	Consumer Services - 7.5%
44,774	Choice Hotels International, Inc.	4,436,208
40,747	Covista, Inc.*	4,694,869
57,055	Cracker Barrel Old Country Store, Inc.(1)	1,786,963
38,690	Monarch Casino & Resort, Inc.	4,592,116
33,957	Vail Resorts, Inc.(1)	4,318,651
		19,828,807
	Energy - 4.1%
108,763	Kinetik Holdings, Inc.	5,496,882
315,108	Select Water Solutions, Inc.	5,271,757
		10,768,639
	Equity Real Estate Investment Trusts (REITs) - 5.7%
131,834	National Storage Affiliates Trust REIT	5,610,855
388,299	Pebblebrook Hotel Trust REIT	5,455,601
492,573	Piedmont Realty Trust, Inc. REIT*	4,117,910
		15,184,366
	Financial Services - 9.6%
66,897	Bread Financial Holdings, Inc.	5,671,528
22,363	Federal Agricultural Mortgage Corp. Class C	3,886,689
339,657	Navient Corp.	3,138,431
134,474	PROG Holdings, Inc.	4,818,203
143,273	Radian Group, Inc.	5,133,472
293,625	Rithm Capital Corp. REIT	2,871,652
		25,519,975
	Health Care Equipment & Services - 3.8%
287,867	Integra LifeSciences Holdings Corp.*	3,034,118
112,799	Omnicell, Inc.*	4,672,135
489,823	Veradigm, Inc.*(1)	2,302,168
		10,008,421
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.1% - (continued)
	Household & Personal Products - 1.4%
194,972	Energizer Holdings, Inc.		$3,817,552
	Insurance - 1.2%
96,702	Kemper Corp.		3,257,890
	Materials - 5.7%
34,319	Kaiser Aluminum Corp.		5,848,987
36,089	Quaker Chemical Corp.		4,904,134
85,104	Sonoco Products Co.		4,251,796
			15,004,917
	Media & Entertainment - 0.8%
611,850	National CineMedia, Inc.(1)		2,074,172
	Pharmaceuticals, Biotechnology & Life Sciences - 1.1%
112,905	Pacira BioSciences, Inc.*		2,877,949
	Semiconductors & Semiconductor Equipment - 2.1%
86,319	Ichor Holdings Ltd.*		5,694,464
	Software & Services - 6.6%
186,225	Adeia, Inc.		5,931,266
63,205	Dolby Laboratories, Inc. Class A		4,053,969
651,679	NCR Voyix Corp.*		4,490,068
469,323	Xperi, Inc.*(1)		3,139,771
			17,615,074
	Utilities - 6.3%
66,458	H2O America(1)		3,734,275
58,576	Spire, Inc.		5,340,960
103,706	UGI Corp.		3,742,750
77,151	Unitil Corp.		4,047,341
			16,865,326
	Total Common Stocks (cost $223,441,271)		$255,622,490
EXCHANGE-TRADED FUNDS - 3.4%
	Other Investment Pools & Funds - 3.4%
43,428	iShares Russell 2000 Value ETF (1)		$9,022,167
	Total Exchange-Traded Funds (cost $7,543,901)		$9,022,167
	Total Long-Term Investments (cost $230,985,172)		$264,644,657
SHORT-TERM INVESTMENTS - 4.8%
	Repurchase Agreements - 0.1%
$ 242,485	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $242,510; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $247,526		$242,485
	Securities Lending Collateral - 4.7%
12,452,654	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(2)		12,452,654
	Total Short-Term Investments (cost $12,695,139)		$12,695,139
	Total Investments (cost $243,680,311)	104.3%	$277,339,796
	Other Assets and Liabilities	(4.3)%	(11,483,935)
	Net Assets	100.0%	$265,855,861
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The accompanying notes are an integral part of these financial statements.

27

Hartford Small Cap Value Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$255,622,490	$255,622,490	$—	$—
Exchange-Traded Funds	9,022,167	9,022,167	—	—
Short-Term Investments	12,695,139	12,452,654	242,485	—
Total	$277,339,796	$277,097,311	$242,485	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

28

The Hartford Small Company Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Automobiles & Components - 0.7%
40,837	Visteon Corp.	$4,561,901
	Banks - 3.0%
626,029	Huntington Bancshares, Inc.	10,492,246
310,998	Seacoast Banking Corp. of Florida	9,787,107
		20,279,353
	Capital Goods - 23.8%
21,407	Acuity, Inc.	6,203,105
347,557	Ameresco, Inc. Class A*	10,284,212
37,764	Applied Industrial Technologies, Inc.	11,546,343
56,293	Bloom Energy Corp. Class A*	15,951,185
5,400	Comfort Systems USA, Inc.	9,937,350
17,912	Curtiss-Wright Corp.	12,900,222
63,295	DXP Enterprises, Inc.*	10,807,621
172,537	Kornit Digital Ltd.*	2,727,810
67,639	Kratos Defense & Security Solutions, Inc.*	4,264,639
39,279	Loar Holdings, Inc.*	2,204,338
62,980	Modine Manufacturing Co.*	16,036,597
140,818	Nextpower, Inc. Class A*	16,775,648
77,949	Rush Enterprises, Inc. Class A	5,770,564
160,174	StandardAero, Inc.*	3,981,926
117,542	Voyager Technologies, Inc. Class A*	3,104,284
16,000	X-Energy, Inc.*	507,680
189,273	Xometry, Inc. Class A*	9,704,027
299,812	Zurn Elkay Water Solutions Corp.	15,578,232
		158,285,783
	Commercial & Professional Services - 2.9%
58,909	Casella Waste Systems, Inc. Class A*	4,668,538
86,474	ExlService Holdings, Inc.*	2,756,791
55,115	TriNet Group, Inc.	2,523,165
612,223	Verra Mobility Corp.*	9,079,267
		19,027,761
	Consumer Discretionary Distribution & Retail - 2.9%
43,935	Boot Barn Holdings, Inc.*	7,532,656
43,310	Five Below, Inc.*	10,206,434
26,907	Tory Burch LLC*(1)(2)	1,264,381
		19,003,471
	Consumer Durables & Apparel - 1.4%
121,194	Champion Homes, Inc.*	9,238,619
	Consumer Services - 2.2%
287,166	Life Time Group Holdings, Inc.*	7,698,920
61,724	Stride, Inc.*	5,997,104
6,158	Wingstop, Inc.	1,010,282
		14,706,306
	Energy - 3.3%
83,531	Cactus, Inc. Class A	4,654,347
47,453	Chord Energy Corp.	6,909,157
34,100	Innovex International, Inc.*	946,957
189,315	Viper Energy, Inc. Class A	9,348,375
		21,858,836
	Equity Real Estate Investment Trusts (REITs) - 3.8%
269,782	American Healthcare, Inc. REIT	13,699,530
41,000	Janus Living, Inc. Class A-1, REIT*	1,075,840
261,689	Phillips Edison & Co., Inc. REIT	10,510,739
		25,286,109
	Financial Services - 3.1%
11,314	Dave, Inc.*	3,077,295
231,311	HA Sustainable Infrastructure Capital, Inc.	9,703,496
51,469	PJT Partners, Inc. Class A	7,861,375
		20,642,166
	Food, Beverage & Tobacco - 2.1%
215,994	Vita Coco Co., Inc.*	14,253,444
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Health Care Equipment & Services - 10.2%
589,950	Alignment Healthcare, Inc.*	$13,297,473
39,727	Ensign Group, Inc.	7,416,634
57,299	GeneDx Holdings Corp.*	3,603,534
32,737	Glaukos Corp.*	4,703,325
23,334	Guardant Health, Inc.*	2,031,925
174,476	Guardian Pharmacy Services, Inc. Class A*	6,473,059
39,751	HealthEquity, Inc.*	3,260,774
63,899	Hims & Hers Health, Inc.*(3)	1,736,136
124,675	Hinge Health, Inc. Class A*	5,560,505
19,260	Inspire Medical Systems, Inc.*	1,081,256
56,098	Lantheus Holdings, Inc.*	4,747,013
193,266	PACS Group, Inc.*	6,484,074
74,944	TransMedics Group, Inc.*(3)	7,553,606
		67,949,314
	Insurance - 1.8%
515,661	SiriusPoint Ltd.*	12,071,624
	Materials - 2.4%
82,640	Cabot Corp.	6,359,974
122,501	Coeur Mining, Inc.*	2,201,343
337,554	James Hardie Industries PLC*	7,085,259
		15,646,576
	Media & Entertainment - 1.0%
181,528	Cargurus, Inc.*	6,618,511
	Pharmaceuticals, Biotechnology & Life Sciences - 17.3%
171,563	Adaptive Biotechnologies Corp.*	2,419,038
86,627	Apellis Pharmaceuticals, Inc.*	3,547,376
69,056	Apogee Therapeutics, Inc.*	5,724,052
28,726	Axsome Therapeutics, Inc.*	5,967,826
46,581	Bridgebio Pharma, Inc.*	3,312,375
30,786	Celcuity, Inc.*	3,735,881
153,068	Celldex Therapeutics, Inc.*	5,032,876
52,274	CG oncology, Inc.*	3,488,767
104,431	Cogent Biosciences, Inc.*	3,737,585
147,435	Corvus Pharmaceuticals, Inc.*	2,239,538
117,043	Crinetics Pharmaceuticals, Inc.*	4,538,927
46,199	Cytokinetics, Inc.*	2,955,350
22,343	Dianthus Therapeutics, Inc.*	1,961,715
36,843	Disc Medicine, Inc.*	2,429,796
34,361	Insmed, Inc.*	4,684,435
62,803	Ionis Pharmaceuticals, Inc.*	4,695,152
69,794	Kymera Therapeutics, Inc.*	5,658,200
103,777	MBX Biosciences, Inc.*	3,136,141
73,652	Mineralys Therapeutics, Inc.*	1,962,826
35,099	Nuvalent, Inc. Class A*	3,519,728
69,223	Oculis Holding AG*	1,902,248
94,410	Pharvaris NV*	2,927,654
66,833	Protagonist Therapeutics, Inc.*	6,614,462
75,997	PTC Therapeutics, Inc.*	4,944,365
24,480	Revolution Medicines, Inc.*	3,528,058
74,129	Scholar Rock Holding Corp.*	3,455,153
53,728	Spyre Therapeutics, Inc.*	4,000,050
74,614	Structure Therapeutics, Inc. ADR*	3,092,750
178,156	Trevi Therapeutics, Inc.*	2,451,427
82,302	Vaxcyte, Inc.*	4,710,966
58,274	Viridian Therapeutics, Inc.*	785,533
30,327	Xenon Pharmaceuticals, Inc.*	1,699,525
		114,859,775
	Semiconductors & Semiconductor Equipment - 7.1%
62,679	Credo Technology Group Holding Ltd.*	10,906,773
53,948	Enphase Energy, Inc.*	1,778,126
62,657	MKS, Inc.	17,778,924
26,987	SiTime Corp.*	15,170,742
16,944	Universal Display Corp.	1,475,653
		47,110,218
The accompanying notes are an integral part of these financial statements.

29

The Hartford Small Company Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.7% - (continued)
	Software & Services - 6.5%
47,475	Agilysys, Inc.*		$3,041,248
681,273	Amplitude, Inc. Class A*		4,843,851
382,020	AvePoint, Inc.*		3,724,695
90,455	Clear Secure, Inc. Class A		4,829,392
35,844	Commvault Systems, Inc.*		3,544,255
192,161	Core Scientific, Inc.*		3,843,220
14,277	CyberArk Software Ltd.*(1)(2)		642,465
23,490	DigitalOcean Holdings, Inc.*		2,265,141
118,947	Intapp, Inc.*		2,670,360
31,712	Palo Alto Networks, Inc.*		5,686,596
86,169	Rubrik, Inc. Class A*		4,582,467
23,310	ServiceTitan, Inc. Class A*		1,386,013
92,324	Terawulf, Inc.*(3)		2,006,201
			43,065,904
	Technology Hardware & Equipment - 4.2%
9,672	Applied Optoelectronics, Inc.*		1,589,690
150,084	Calix, Inc.*		6,537,659
14,841	Fabrinet*		10,143,378
46,842	IonQ, Inc.*(3)		2,113,511
25,943	OSI Systems, Inc.*		7,443,566
			27,827,804
	Total Common Stocks (cost $469,872,381)		$662,293,475
RIGHTS - 0.0%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
61,984	Akero Therapeutics, Inc. CVR*(1)(2)(4)		$40,290
	Total Rights (cost $40,290)		$40,290
	Total Long-Term Investments (cost $469,912,671)		$662,333,765
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.1%
$ 514,934	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $514,986; collateralized by U.S. Treasury Note at 4.13%, maturing 04/30/2033, with a market value of $525,295		$514,934
	Securities Lending Collateral - 0.7%
4,800,420	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(5)		4,800,420
	Total Short-Term Investments (cost $5,315,354)		$5,315,354
	Total Investments (cost $475,228,025)	100.5%	$667,649,119
	Other Assets and Liabilities	(0.5)%	(3,304,011)
	Net Assets	100.0%	$664,345,108
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,947,136 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2025	Akero Therapeutics, Inc. CVR	61,984	$40,290	$40,290
02/2026	CyberArk Software Ltd.	14,277	642,465	642,465
11/2013	Tory Burch LLC	26,907	2,108,912	1,264,381
			$2,791,667	$1,947,136

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Currently no expiration date available.
(5)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

30

The Hartford Small Company Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$662,293,475	$660,386,629	$—	$1,906,846
Rights	40,290	—	—	40,290
Short-Term Investments	5,315,354	4,800,420	514,934	—
Total	$667,649,119	$665,187,049	$514,934	$1,947,136

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

31

Hartford Domestic Equity Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Index Abbreviations:
S&P	Standard & Poor's
Other Abbreviations:
ADR	American Depositary Receipt
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

32

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities
April 30, 2026 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Assets:
Investments in securities, at market value(1)	$5,961,733,214	$11,431,289,164	$18,261,753,927	$4,919,439,809	$6,590,742,343	$717,927,212
Repurchase agreements	33,716,432	13,007,850	17,592,796	11,236,387	8,676,372	2,179,591
Cash	130,270,928	52,122,286	70,266,912	45,042,033	34,866,584	8,729,811
Cash collateral due from broker on futures contracts	11,168,574	—	—	—	—	—
Foreign currency	—	—	2,456,266	792	—	385,305
Receivables:
Investment securities sold	—	29,627,769	—	5,767,384	—	2,687,942
Fund shares sold	251,233	9,111,878	9,969,184	1,632,907	2,597,358	103,642
Dividends and interest	1,558,460	2,160,431	9,373,651	2,780,380	17,210	531,459
Securities lending income	18,324	4,088	35,120	3,083	16,316	10,615
Variation margin on futures contracts	1,765,084	—	—	—	—	—
Tax reclaims	368,331	—	7,226,272	2,948,180	55,282	523,971
Other assets	96,881	232,721	203,291	102,779	180,748	84,807
Total assets	6,140,947,461	11,537,556,187	18,378,877,419	4,988,953,734	6,637,152,213	733,164,355
Liabilities:
Obligation to return securities lending collateral	6,075,450	—	67,868,011	51,718,390	—	1,467,300
Payables:
Investment securities purchased	—	37,824,208	—	13,351,511	10,220,596	1,478,491
Fund shares redeemed	2,533,742	18,671,303	16,088,430	5,294,717	5,063,274	517,980
Investment management fees	3,255,795	3,040,620	8,669,067	2,440,221	3,656,879	538,627
Transfer agent fees	1,887,192	2,085,412	3,335,628	1,155,523	1,674,125	327,178
Accounting services fees	215,693	391,851	615,671	176,568	234,397	33,196
Chief Compliance Officer fees	5,740	10,365	16,501	4,676	6,205	735
Board of Directors' fees	19,979	35,247	56,901	16,025	20,674	2,793
Distribution fees	101,160	69,793	125,118	45,039	76,839	11,967
Accrued expenses	188,547	306,736	716,357	188,482	160,730	64,531
Total liabilities	14,283,298	62,435,535	97,491,684	74,391,152	21,113,719	4,442,798
Net assets	$6,126,664,163	$11,475,120,652	$18,281,385,735	$4,914,562,582	$6,616,038,494	$728,721,557
Summary of Net Assets:
Capital stock and paid-in-capital	$3,930,026,330	$5,469,744,968	$11,122,141,532	$3,643,667,256	$3,856,754,119	$437,474,729
Distributable earnings (loss)	2,196,637,833	6,005,375,684	7,159,244,203	1,270,895,326	2,759,284,375	291,246,828
Net assets	$6,126,664,163	$11,475,120,652	$18,281,385,735	$4,914,562,582	$6,616,038,494	$728,721,557
Shares authorized	1,540,000,000	825,000,000	1,405,000,000	825,000,000	19,850,000,000	485,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0001	$0.0010
Class A:Net asset value per share	$45.64	$56.41	$36.20	$21.26	$64.82	$37.11
Maximum offering price per share	48.30	59.69	38.31	22.50	68.59	39.27
Shares outstanding	102,965,886	37,547,682	146,048,356	88,834,273	51,227,411	13,284,072
Net Assets	$4,699,564,372	$2,118,048,326	$5,286,809,439	$1,888,270,856	$3,320,624,442	$492,983,123
Class C:Net asset value per share	$25.12	$48.90	$34.10	$21.11	$63.42	$24.29
Shares outstanding	1,765,375	5,585,615	5,396,416	3,130,074	1,226,187	613,293
Net Assets	$44,337,497	$273,138,667	$184,043,481	$66,081,175	$77,767,687	$14,894,935
Class I:Net asset value per share	$46.09	$56.68	$35.90	$21.02	$72.91	$40.95
Shares outstanding	11,238,368	51,015,924	120,385,071	61,836,787	17,027,591	3,936,955
Net Assets	$518,003,792	$2,891,403,958	$4,322,180,209	$1,299,547,852	$1,241,535,405	$161,232,931
Class R3:Net asset value per share	$54.17	$57.49	$37.07	$21.34	$62.93	$37.64
Shares outstanding	513,363	851,184	1,428,234	965,565	566,562	377,398
Net Assets	$27,810,603	$48,935,315	$52,937,615	$20,603,549	$35,651,659	$14,207,090
Class R4:Net asset value per share	$57.87	$59.02	$37.50	$21.38	$72.10	$41.79
Shares outstanding	376,068	1,637,315	2,169,791	1,627,909	611,861	184,092
Net Assets	$21,762,772	$96,641,019	$81,361,482	$34,812,803	$44,114,414	$7,692,505
Class R5:Net asset value per share	$59.69	$57.33	$37.74	$21.59	$80.60	$45.75
Shares outstanding	311,458	1,591,263	3,154,677	2,351,989	86,101	20,913
Net Assets	$18,590,758	$91,231,744	$119,062,461	$50,768,433	$6,939,312	$956,718
The accompanying notes are an integral part of these financial statements.

33

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2026 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Class R6:Net asset value per share	$60.27	$57.65	$37.74	$21.68	$83.57	$46.87
Shares outstanding	555,575	22,913,737	29,089,936	8,764,243	413,000	138,904
Net Assets	$33,483,988	$1,321,000,077	$1,097,833,416	$190,032,589	$34,513,782	$6,510,531
Class Y:Net asset value per share	$60.34	$57.63	$37.75	$21.69	$83.05	$46.61
Shares outstanding	396,103	6,988,782	10,705,960	3,952,983	7,377,842	175,245
Net Assets	$23,900,571	$402,762,189	$404,106,448	$85,748,324	$612,726,618	$8,167,582
Class F:Net asset value per share	$46.08	$56.73	$35.86	$21.01	$73.83	$41.37
Shares outstanding	16,041,265	74,598,909	187,745,055	60,851,457	16,825,078	533,598
Net Assets	$739,209,810	$4,231,959,357	$6,733,051,184	$1,278,697,001	$1,242,165,175	$22,076,142
Cost of investments	$4,056,827,879	$6,120,995,545	$12,416,698,617	$4,077,920,575	$3,852,869,723	$507,612,887
Cost of foreign currency	$—	$—	$2,456,224	$778	$—	$377,805
(1) Includes Investment in securities on loan, at market value	$5,954,528	$62,202,201	$78,397,899	$49,645,202	$82,709,567	$5,128,318
The accompanying notes are an integral part of these financial statements.

34

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2026 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund
Assets:
Investments in securities, at market value(1)	$3,504,049,281	$1,186,642,010	$997,912,679	$179,414,842	$311,509,253	$277,097,311
Repurchase agreements	3,492,182	2,282,624	—	—	300,065	242,485
Cash	14,023,255	9,148,322	29,816,755	4,981,066	1,204,210	1,056,644
Receivables:
From affiliates	—	—	—	9,559	—	3,450
Investment securities sold	52,086,828	1,202,910	9,492,356	253,890	673,847	—
Fund shares sold	975,925	660,271	624,491	57,144	207,452	147,479
Dividends and interest	1,230,329	131,807	413,091	30,118	3,063	150,607
Securities lending income	12,273	2,407	7,475	2,336	3,117	4,246
Other assets	109,047	102,519	94,481	74,150	73,008	69,422
Total assets	3,575,979,120	1,200,172,870	1,038,361,328	184,823,105	313,974,015	278,771,644
Liabilities:
Obligation to return securities lending collateral	1,595,772	10,676,533	18,382,564	6,425,147	7,349,003	12,452,654
Payables:
Investment securities purchased	31,030,965	4,225,814	—	1,231,759	1,205,912	—
Fund shares redeemed	4,625,111	800,838	520,237	119,211	191,240	216,391
Investment management fees	2,075,257	656,900	611,952	127,573	194,297	146,257
Transfer agent fees	1,109,151	230,242	291,424	62,624	159,652	69,931
Accounting services fees	156,412	44,910	39,506	9,032	13,906	8,918
Chief Compliance Officer fees	4,389	1,045	883	177	273	150
Board of Directors' fees	17,002	3,568	3,208	704	977	401
Distribution fees	34,644	9,230	6,385	928	3,805	1,274
Accrued expenses	328,472	97,417	63,559	30,377	30,007	19,807
Total liabilities	40,977,175	16,746,497	19,919,718	8,007,532	9,149,072	12,915,783
Net assets	$3,535,001,945	$1,183,426,373	$1,018,441,610	$176,815,573	$304,824,943	$265,855,861
Summary of Net Assets:
Capital stock and paid-in-capital	$2,705,398,664	$969,069,050	$637,426,941	$99,769,074	$191,184,230	$218,835,176
Distributable earnings (loss)	829,603,281	214,357,323	381,014,669	77,046,499	113,640,713	47,020,685
Net assets	$3,535,001,945	$1,183,426,373	$1,018,441,610	$176,815,573	$304,824,943	$265,855,861
Shares authorized	1,105,000,000	535,000,000	500,000,000	500,000,000	22,100,000,000	860,000,000
Par value	$0.0050	$0.0010	$0.0001	$0.0001	$0.0001	$0.0010
Class A:Net asset value per share	$20.42	$16.91	$19.99	$29.60	$43.66	$13.65
Maximum offering price per share	21.61	17.89	21.15	31.32	46.20	14.44
Shares outstanding	71,177,086	25,412,292	12,595,937	1,081,214	3,828,933	4,119,636
Net Assets	$1,453,176,554	$429,813,679	$251,737,990	$32,005,712	$167,167,090	$56,248,867
Class C:Net asset value per share	$20.36	$11.34	$19.41	$28.71	$45.43	$11.20
Shares outstanding	1,982,193	193,853	729,158	93,816	28,552	95,525
Net Assets	$40,349,392	$2,198,672	$14,151,906	$2,693,619	$1,297,165	$1,069,829
Class I:Net asset value per share	$22.37	$17.22	$21.29	$32.30	$48.98	$13.68
Shares outstanding	21,969,928	9,932,716	22,456,848	3,358,413	672,834	1,158,600
Net Assets	$491,457,476	$171,036,074	$478,192,568	$108,464,607	$32,955,593	$15,849,086
Class R3:Net asset value per share	$24.72	$18.39	$20.43	$30.59	$41.71	$14.42
Shares outstanding	1,516,902	293,605	108,163	40,196	149,161	40,370
Net Assets	$37,503,494	$5,400,775	$2,209,652	$1,229,478	$6,221,232	$581,982
Class R4:Net asset value per share	$27.53	$19.12	$21.06	$31.61	$47.17	$14.70
Shares outstanding	984,498	180,920	21,010	20,735	118,426	19,336
Net Assets	$27,104,376	$3,460,068	$442,440	$655,442	$5,586,182	$284,166
Class R5:Net asset value per share	$29.81	$19.54	$21.24	$32.32	$53.20	$14.64
Shares outstanding	951,170	132,477	60,100	5,755	15,964	14,404
Net Assets	$28,358,692	$2,588,801	$1,276,632	$185,977	$849,249	$210,903
Class R6:Net asset value per share	$30.65	$17.22	$—	$—	$55.09	$14.64
Shares outstanding	3,876,161	241,511	—	—	851,387	1,209,192
Net Assets	$118,804,389	$4,158,521	$—	$—	$46,900,370	$17,700,066
The accompanying notes are an integral part of these financial statements.

35

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2026 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund
Class Y:Net asset value per share	$30.41	$19.62	$21.28	$32.35	$54.99	$14.60
Shares outstanding	1,828,342	357,724	2,361,140	184,643	194,520	7,994,694
Net Assets	$55,608,596	$7,016,834	$50,239,718	$5,972,879	$10,696,582	$116,755,200
Class F:Net asset value per share	$22.68	$17.22	$21.30	$32.54	$49.64	$13.66
Shares outstanding	56,550,180	32,385,405	7,069,391	429,939	667,826	4,185,115
Net Assets	$1,282,638,976	$557,752,949	$150,604,661	$13,989,675	$33,151,480	$57,155,762
Class SDR:Net asset value per share	$—	$—	$21.36	$32.59	$—	$—
Shares outstanding	—	—	3,257,899	356,516	—	—
Net Assets	$—	$—	$69,586,043	$11,618,184	$—	$—
Cost of investments	$2,770,002,785	$944,423,913	$711,073,330	$123,659,760	$221,690,609	$243,680,311
(1) Includes Investment in securities on loan, at market value	$51,785,364	$10,451,147	$17,966,032	$6,971,605	$13,241,390	$12,626,309
The accompanying notes are an integral part of these financial statements.

36

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2026 (Unaudited)

The Hartford Small Company Fund
Assets:
Investments in securities, at market value(1)	$667,134,185
Repurchase agreements	514,934
Cash	2,079,793
Receivables:
Investment securities sold	431,348
Fund shares sold	271,202
Dividends and interest	97,994
Securities lending income	1,686
Other assets	71,067
Total assets	670,602,209
Liabilities:
Obligation to return securities lending collateral	4,800,420
Payables:
Investment securities purchased	288,000
Fund shares redeemed	433,265
Investment management fees	423,826
Transfer agent fees	193,870
Accounting services fees	27,097
Chief Compliance Officer fees	562
Board of Directors' fees	1,950
Distribution fees	7,341
Accrued expenses	80,770
Total liabilities	6,257,101
Net assets	$664,345,108
Summary of Net Assets:
Capital stock and paid-in-capital	$533,062,877
Distributable earnings (loss)	131,282,231
Net assets	$664,345,108
Shares authorized	525,000,000
Par value	$0.0010
Class A:Net asset value per share	$23.85
Maximum offering price per share	25.24
Shares outstanding	13,897,108
Net Assets	$331,441,066
Class C:Net asset value per share	$21.16
Shares outstanding	59,005
Net Assets	$1,248,700
Class I:Net asset value per share	$26.71
Shares outstanding	725,621
Net Assets	$19,381,300
Class R3:Net asset value per share	$26.71
Shares outstanding	363,412
Net Assets	$9,707,336
Class R4:Net asset value per share	$30.12
Shares outstanding	267,809
Net Assets	$8,067,380
Class R5:Net asset value per share	$33.50
Shares outstanding	43,923
Net Assets	$1,471,493
Class R6:Net asset value per share	$34.79
Shares outstanding	293,764
Net Assets	$10,220,832
The accompanying notes are an integral part of these financial statements.

37

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2026 (Unaudited)

The Hartford Small Company Fund
Class Y:Net asset value per share	$34.52
Shares outstanding	110,059
Net Assets	$3,799,235
Class F:Net asset value per share	$27.12
Shares outstanding	10,286,509
Net Assets	$279,007,766
Cost of investments	$475,228,025
(1) Includes Investment in securities on loan, at market value	$6,672,702
The accompanying notes are an integral part of these financial statements.

38

Hartford Domestic Equity Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2026 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Investment Income:
Dividends	$34,428,115	$54,166,924	$187,444,961	$69,969,842	$8,858,342	$4,563,856
Interest	2,158,463	821,517	1,694,481	1,543,363	968,278	144,534
Securities lending — net	88,016	24,151	459,910	31,925	40,478	29,337
Less: Foreign tax withheld	(142,982)	(40,431)	(1,603,789)	(793,885)	—	(926)
Total investment income, net	36,531,612	54,972,161	187,995,563	70,751,245	9,867,098	4,736,801
Expenses:
Investment management fees	20,037,546	18,539,203	53,430,052	15,102,395	22,605,469	3,537,902
Transfer agent fees
Class A	2,410,110	919,031	2,069,142	729,043	1,502,978	337,875
Class C	41,193	155,017	102,555	39,054	57,856	17,204
Class I	256,554	1,745,113	2,395,642	816,954	722,273	109,495
Class R3	30,326	54,394	58,370	21,990	38,687	15,535
Class R4	16,322	89,799	69,797	28,441	39,089	5,611
Class R5	11,100	54,951	64,579	25,669	4,580	683
Class R6	630	16,486	19,924	4,048	666	105
Class Y	12,984	220,716	217,332	44,883	294,426	5,849
Class F	2,935	30,568	46,414	11,492	10,357	381
Distribution fees
Class A	5,756,750	2,585,011	6,418,523	2,333,791	4,025,410	652,650
Class C	236,907	1,430,410	912,222	344,960	402,164	83,446
Class R3	68,923	123,622	132,940	50,365	88,000	38,434
Class R4	26,217	132,057	104,787	43,203	57,634	10,224
Custodian fees	12,095	58,104	180,619	10,081	14,450	21,356
Registration and filing fees	75,647	151,298	145,423	83,238	168,639	70,799
Accounting services fees	452,237	827,565	1,305,243	367,589	494,999	70,932
Board of Directors' fees	68,972	128,678	204,369	56,276	74,950	9,189
Chief Compliance Officer fees	6,386	11,755	18,502	5,132	6,970	819
Audit and tax fees	17,718	15,853	15,893	15,946	17,278	16,846
Other expenses	233,892	432,132	751,883	215,436	247,467	49,762
Total expenses (before waivers, reimbursements and fees paid indirectly)	29,775,444	27,721,763	68,664,211	20,349,986	30,874,342	5,055,097
Transfer agent fee waivers	—	(367,813)	(164,862)	(60,500)	(41,772)	—
Distribution fee reimbursements	(127,717)	(40,031)	(80,242)	(8,736)	(136,859)	(18,365)
Commission recapture	(42,064)	(19,049)	(80,759)	(21,841)	(26,151)	(1,376)
Total waivers, reimbursements and fees paid indirectly	(169,781)	(426,893)	(325,863)	(91,077)	(204,782)	(19,741)
Total expenses	29,605,663	27,294,870	68,338,348	20,258,909	30,669,560	5,035,356
Net Investment Income (Loss)	6,925,949	27,677,291	119,657,215	50,492,336	(20,802,462)	(298,555)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	359,731,544 (1)	682,126,654	1,312,349,000	432,668,175	87,153,039	87,149,315
Futures contracts	(1,129,932)	(780,600)	—	—	—	—
Other foreign currency transactions	(60,420)	—	(128,115)	2,503	(19,265)	(1,959)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	358,541,192	681,346,054	1,312,220,885	432,670,678	87,133,774	87,147,356
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	(114,917,493)	(132,165,571)	109,999,250	1,635,431	(138,260,949)	(53,732,905)
Futures contracts	195,719	—	—	—	—	—
Translation of other assets and liabilities in foreign currencies	—	—	14,270	77,337	(150)	46,324
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(114,721,774)	(132,165,571)	110,013,520	1,712,768	(138,261,099)	(53,686,581)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	243,819,418	549,180,483	1,422,234,405	434,383,446	(51,127,325)	33,460,775
The accompanying notes are an integral part of these financial statements.

39

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2026 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Net Increase (Decrease) in Net Assets Resulting from Operations	$250,745,367	$576,857,774	$1,541,891,620	$484,875,782	$(71,929,787)	$33,162,220

(1)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 12 in the Notes to Financial Statements)
The accompanying notes are an integral part of these financial statements.

40

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2026 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund
Investment Income:
Dividends	$7,854,337	$8,958,793	$5,424,034	$809,772	$565,391	$2,756,634
Interest	393,443	145,969	539,479	94,437	23,831	42,596
Securities lending — net	82,987	18,096	27,117	5,372	31,361	24,047
Less: Foreign tax withheld	(3,034)	—	(8,250)	(4,214)	—	—
Total investment income, net	8,327,733	9,122,858	5,982,380	905,367	620,583	2,823,277
Expenses:
Investment management fees	13,523,891	3,940,451	3,588,531	782,340	1,184,404	774,946
Transfer agent fees
Class A	1,057,133	279,046	113,385	23,969	181,605	50,394
Class C	46,268	2,893	10,817	3,113	1,562	1,321
Class I	342,871	37,465	274,518	57,075	27,211	6,044
Class R3	41,563	5,802	2,039	1,234	6,194	646
Class R4	22,506	3,825	475	533	4,326	186
Class R5	17,115	1,412	561	137	486	79
Class R6	2,882	36	—	—	837	261
Class Y	38,153	3,561	25,285	3,631	5,523	45,725
Class F	25,621	5,873	1,621	272	241	253
Class SDR	—	—	1,222	230	—	—
Distribution fees
Class A	1,885,121	519,062	282,966	38,323	193,172	65,170
Class C	234,147	11,572	77,096	13,839	6,248	5,282
Class R3	94,461	13,245	5,041	2,895	14,337	1,470
Class R4	33,193	5,625	698	786	6,384	316
Custodian fees	8,936	3,026	4,083	4,784	5,039	1,685
Registration and filing fees	76,060	85,216	68,529	62,459	61,002	66,697
Accounting services fees	307,082	92,919	80,300	17,897	29,468	19,817
Board of Directors' fees	44,747	12,788	10,706	1,974	3,275	2,232
Chief Compliance Officer fees	4,480	1,188	1,010	191	305	198
Audit and tax fees	15,852	15,867	16,672	13,783	15,952	13,043
Other expenses	314,267	101,556	58,513	19,049	23,504	16,677
Total expenses (before waivers, reimbursements and fees paid indirectly)	18,136,349	5,142,428	4,624,068	1,048,514	1,771,075	1,072,442
Expense waivers	—	—	—	(68,045)	—	(27,991)
Transfer agent fee waivers	—	—	—	—	(3,853)	—
Distribution fee reimbursements	(27,015)	(5,830)	(341)	(937)	(9,217)	(2,136)
Commission recapture	(16,371)	(13,104)	—	—	(2,100)	(237)
Total waivers, reimbursements and fees paid indirectly	(43,386)	(18,934)	(341)	(68,982)	(15,170)	(30,364)
Total expenses	18,092,963	5,123,494	4,623,727	979,532	1,755,905	1,042,078
Net Investment Income (Loss)	(9,765,230)	3,999,364	1,358,653	(74,165)	(1,135,322)	1,781,199
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions on:
Investments	132,729,419	37,777,497	100,457,523	23,176,739	29,988,446	18,850,774
Other foreign currency transactions	(9,694)	—	(27)	—	—	2,341
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	132,719,725	37,777,497	100,457,496	23,176,739	29,988,446	18,853,115
Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions of:
Investments	(111,781,748)	95,642,040	37,844,485	2,092,276	6,299,036	18,802,890
Translation of other assets and liabilities in foreign currencies	(86)	—	—	—	—	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(111,781,834)	95,642,040	37,844,485	2,092,276	6,299,036	18,802,890
Net Gain (Loss) on Investments and Foreign Currency Transactions	20,937,891	133,419,537	138,301,981	25,269,015	36,287,482	37,656,005
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,172,661	$137,418,901	$139,660,634	$25,194,850	$35,152,160	$39,437,204
The accompanying notes are an integral part of these financial statements.

41

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2026 (Unaudited)

The Hartford Small Company Fund
Investment Income:
Dividends	$1,467,772
Interest	110,848
Securities lending — net	12,526
Total investment income, net	1,591,146
Expenses:
Investment management fees	2,562,496
Transfer agent fees
Class A	251,500
Class C	1,586
Class I	12,253
Class R3	10,155
Class R4	6,203
Class R5	790
Class R6	198
Class Y	1,602
Class F	3,207
Distribution fees
Class A	398,475
Class C	6,342
Class R3	23,173
Class R4	9,485
Custodian fees	9,142
Registration and filing fees	63,425
Accounting services fees	57,156
Board of Directors' fees	7,059
Chief Compliance Officer fees	644
Audit and tax fees	17,123
Other expenses	69,367
Total expenses (before reimbursements and fees paid indirectly)	3,511,381
Distribution fee reimbursements	(9,061)
Commission recapture	(6,143)
Total reimbursements and fees paid indirectly	(15,204)
Total expenses	3,496,177
Net Investment Income (Loss)	(1,905,031)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions on:
Investments	31,327,249
Other foreign currency transactions	15,488
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	31,342,737
Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions of:
Investments	25,844,641
Translation of other assets and liabilities in foreign currencies	1,193
Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	25,845,834
Net Gain (Loss) on Investments and Foreign Currency Transactions	57,188,571
Net Increase (Decrease) in Net Assets Resulting from Operations	$55,283,540
The accompanying notes are an integral part of these financial statements.

42

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets

	The Hartford Capital Appreciation Fund		Hartford Core Equity Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$6,925,949	$24,073,035	$27,677,291	$60,380,590
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	358,541,192	393,808,818	681,346,054	1,304,907,915
Net changes in unrealized appreciation (depreciation) of investments and other financial instruments	(114,721,774)	338,334,768	(132,165,571)	464,978,863
Net Increase (Decrease) in Net Assets Resulting from Operations	250,745,367	756,216,621	576,857,774	1,830,267,368
Distributions to Shareholders:
Class A	(315,759,740)	(477,450,182)	(224,293,205)	(163,350,215)
Class C	(5,742,779)	(9,380,359)	(35,433,467)	(30,816,057)
Class I	(36,134,882)	(55,198,608)	(332,650,400)	(267,733,494)
Class R3	(1,542,917)	(2,455,003)	(5,160,497)	(4,410,555)
Class R4	(1,111,114)	(1,850,683)	(12,064,120)	(9,381,433)
Class R5	(1,027,899)	(1,590,709)	(9,661,043)	(13,210,852)
Class R6	(1,765,517)	(2,501,144)	(152,095,629)	(112,763,182)
Class Y	(1,287,633)	(2,161,175)	(48,299,303)	(39,630,556)
Class F	(51,401,429)	(75,021,813)	(417,519,274)	(262,350,567)
Total distributions	(415,773,910)	(627,609,676)	(1,237,176,938)	(903,646,911)
Capital Share Transactions:
Sold	693,057,923	240,901,773	1,020,776,192	2,107,848,985
Issued on reinvestment of distributions	403,784,631	608,721,988	1,199,881,725	872,184,665
Redeemed	(1,075,297,862)	(963,882,717)	(1,809,336,456)	(2,708,638,263)
Net increase (decrease) from capital share transactions	21,544,692	(114,258,956)	411,321,461	271,395,387
Net Increase (Decrease) in Net Assets	(143,483,851)	14,347,989	(248,997,703)	1,198,015,844
Net Assets:
Beginning of period	6,270,148,014	6,255,800,025	11,724,118,355	10,526,102,511
End of period	$6,126,664,163	$6,270,148,014	$11,475,120,652	$11,724,118,355
The accompanying notes are an integral part of these financial statements.

43

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Dividend and Growth Fund		The Hartford Equity Income Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$119,657,215	$265,910,006	$50,492,336	$99,192,021
Net realized gain (loss) on investments and foreign currency transactions	1,312,220,885	2,036,417,744	432,670,678	560,137,318
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	110,013,520	(322,906,104)	1,712,768	(268,006,344)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,541,891,620	1,979,421,646	484,875,782	391,322,995
Distributions to Shareholders:
Class A	(572,398,953)	(493,769,587)	(210,808,335)	(177,433,896)
Class C	(20,915,854)	(19,349,311)	(7,899,757)	(7,558,964)
Class I	(489,509,193)	(468,244,472)	(155,396,897)	(136,488,777)
Class R3	(5,847,846)	(4,952,363)	(2,249,615)	(1,896,814)
Class R4	(9,497,415)	(8,400,820)	(3,865,927)	(3,714,750)
Class R5	(13,048,064)	(14,286,148)	(5,461,561)	(4,806,069)
Class R6	(115,183,840)	(102,475,130)	(22,987,236)	(18,866,630)
Class Y	(42,894,714)	(53,518,975)	(10,391,112)	(9,718,025)
Class F	(760,874,192)	(672,094,229)	(147,914,692)	(125,479,209)
Total distributions	(2,030,170,071)	(1,837,091,035)	(566,975,132)	(485,963,134)
Capital Share Transactions:
Sold	1,012,009,080	2,644,087,901	218,274,189	590,775,776
Issued on reinvestment of distributions	1,982,908,431	1,784,100,488	550,714,728	471,676,222
Redeemed	(2,457,858,339)	(4,783,786,705)	(719,203,061)	(1,198,368,699)
Net increase (decrease) from capital share transactions	537,059,172	(355,598,316)	49,785,856	(135,916,701)
Net Increase (Decrease) in Net Assets	48,780,721	(213,267,705)	(32,313,494)	(230,556,840)
Net Assets:
Beginning of period	18,232,605,014	18,445,872,719	4,946,876,076	5,177,432,916
End of period	$18,281,385,735	$18,232,605,014	$4,914,562,582	$4,946,876,076
The accompanying notes are an integral part of these financial statements.

44

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Growth Opportunities Fund		The Hartford Healthcare Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$(20,802,462)	$(32,533,691)	$(298,555)	$(1,767,154)
Net realized gain (loss) on investments and foreign currency transactions	87,133,774	455,507,467	87,147,356	32,435,900
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(138,261,099)	1,056,731,005	(53,686,581)	(53,623,020)
Net Increase (Decrease) in Net Assets Resulting from Operations	(71,929,787)	1,479,704,781	33,162,220	(22,954,274)
Distributions to Shareholders:
Class A	(225,150,945)	—	(19,179,200)	(32,441,954)
Class C	(5,860,956)	—	(957,135)	(2,226,913)
Class I	(78,344,077)	—	(6,907,049)	(11,509,284)
Class R3	(2,567,850)	—	(567,541)	(878,485)
Class R4	(3,048,831)	—	(270,329)	(384,625)
Class R5	(456,306)	—	(36,304)	(82,220)
Class R6	(1,753,423)	—	(181,066)	(280,454)
Class Y	(31,903,928)	—	(344,576)	(1,198,019)
Class F	(72,911,372)	—	(756,820)	(1,432,480)
Total distributions	(421,997,688)	—	(29,200,020)	(50,434,434)
Capital Share Transactions:
Sold	323,675,791	1,193,156,998	28,971,338	81,801,817
Issued on reinvestment of distributions	401,371,214	—	27,827,845	47,633,671
Redeemed	(679,828,776)	(1,086,559,343)	(131,462,503)	(298,847,392)
Net increase (decrease) from capital share transactions	45,218,229	106,597,655	(74,663,320)	(169,411,904)
Net Increase (Decrease) in Net Assets	(448,709,246)	1,586,302,436	(70,701,120)	(242,800,612)
Net Assets:
Beginning of period	7,064,747,740	5,478,445,304	799,422,677	1,042,223,289
End of period	$6,616,038,494	$7,064,747,740	$728,721,557	$799,422,677
The accompanying notes are an integral part of these financial statements.

45

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford MidCap Fund		The Hartford MidCap Value Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$(9,765,230)	$(17,648,863)	$3,999,364	$10,898,794
Net realized gain (loss) on investments and foreign currency transactions	132,719,725	984,286,158	37,777,497	17,367,652
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(111,781,834)	(740,711,555)	95,642,040	(18,240,767)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,172,661	225,925,740	137,418,901	10,025,679
Distributions to Shareholders:
Class A	(348,846,261)	(127,066,299)	(18,638,510)	(54,192,824)
Class C	(11,506,296)	(5,910,035)	(141,865)	(681,678)
Class I	(118,255,243)	(50,969,535)	(8,273,058)	(5,566,054)
Class R3	(7,245,327)	(2,866,479)	(182,410)	(783,322)
Class R4	(4,769,614)	(2,093,105)	(182,364)	(526,284)
Class R5	(4,700,740)	(1,819,912)	(100,265)	(287,951)
Class R6	(23,786,917)	(14,510,675)	(195,327)	(505,707)
Class Y	(14,050,802)	(9,387,324)	(264,821)	(857,245)
Class F	(281,839,640)	(100,419,529)	(25,599,370)	(65,505,933)
Total distributions	(815,000,840)	(315,042,893)	(53,577,990)	(128,906,998)
Capital Share Transactions:
Sold	190,371,379	350,618,254	62,457,923	278,038,456
Issued on reinvestment of distributions	797,015,354	308,079,310	53,432,910	128,455,745
Redeemed	(937,211,126)	(1,692,462,529)	(140,396,873)	(218,504,151)
Net increase (decrease) from capital share transactions	50,175,607	(1,033,764,965)	(24,506,040)	187,990,050
Net Increase (Decrease) in Net Assets	(753,652,572)	(1,122,882,118)	59,334,871	69,108,731
Net Assets:
Beginning of period	4,288,654,517	5,411,536,635	1,124,091,502	1,054,982,771
End of period	$3,535,001,945	$4,288,654,517	$1,183,426,373	$1,124,091,502
The accompanying notes are an integral part of these financial statements.

46

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders US MidCap Opportunities Fund		Hartford Schroders US Small Cap Opportunities Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$1,358,653	$3,436,845	$(74,165)	$(31,280)
Net realized gain (loss) on investments and foreign currency transactions	100,457,496	92,273,459	23,176,739	27,637,122
Net changes in unrealized appreciation (depreciation) of investments	37,844,485	(40,537,607)	2,092,276	(11,970,003)
Net Increase (Decrease) in Net Assets Resulting from Operations	139,660,634	55,172,697	25,194,850	15,635,839
Distributions to Shareholders:
Class A	(20,517,729)	(15,032,867)	(3,942,410)	(2,139,199)
Class C	(1,564,108)	(2,795,261)	(376,571)	(306,110)
Class I	(41,374,200)	(43,120,822)	(12,864,262)	(8,237,335)
Class R3	(173,970)	(142,331)	(143,568)	(83,493)
Class R4	(57,335)	(40,065)	(77,678)	(31,829)
Class R5	(88,962)	(61,984)	(31,782)	(14,783)
Class Y	(4,178,327)	(4,408,144)	(732,905)	(497,160)
Class F	(12,973,015)	(11,179,337)	(1,617,600)	(886,203)
Class SDR	(5,835,341)	(4,807,858)	(1,373,225)	(1,614,378)
Total distributions	(86,762,987)	(81,588,669)	(21,160,001)	(13,810,490)
Capital Share Transactions:
Sold	95,130,512	205,089,940	8,359,584	23,530,677
Issued on reinvestment of distributions	84,456,162	79,470,173	20,185,931	13,296,367
Redeemed	(172,572,252)	(319,941,484)	(31,928,259)	(116,225,573)
Net increase (decrease) from capital share transactions	7,014,422	(35,381,371)	(3,382,744)	(79,398,529)
Net Increase (Decrease) in Net Assets	59,912,069	(61,797,343)	652,105	(77,573,180)
Net Assets:
Beginning of period	958,529,541	1,020,326,884	176,163,468	253,736,648
End of period	$1,018,441,610	$958,529,541	$176,815,573	$176,163,468
The accompanying notes are an integral part of these financial statements.

47

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Small Cap Growth Fund		Hartford Small Cap Value Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$(1,135,322)	$(2,175,067)	$1,781,199	$2,433,344
Net realized gain (loss) on investments and foreign currency transactions	29,988,446	28,030,857	18,853,115	8,355,277
Net changes in unrealized appreciation (depreciation) of investments	6,299,036	642,025	18,802,890	(6,945,085)
Net Increase (Decrease) in Net Assets Resulting from Operations	35,152,160	26,497,815	39,437,204	3,843,536
Distributions to Shareholders:
Class A	(13,201,218)	(24,294,004)	(3,269,730)	(2,451,448)
Class C	(104,017)	(210,744)	(75,317)	(58,479)
Class I	(3,369,380)	(6,895,163)	(502,273)	(1,137,532)
Class R3	(506,943)	(736,410)	(37,308)	(26,578)
Class R4	(405,135)	(1,141,012)	(14,591)	(7,700)
Class R5	(59,902)	(2,054,247)	(11,413)	(5,419)
Class R6	(2,884,785)	(4,487,784)	(956,843)	(488,089)
Class Y	(675,898)	(3,543,094)	(6,015,281)	(104,656)
Class F	(2,354,124)	(3,882,922)	(2,027,276)	(1,576,249)
Total distributions	(23,561,402)	(47,245,380)	(12,910,032)	(5,856,150)
Capital Share Transactions:
Sold	12,955,812	44,433,772	62,573,533	109,775,478
Issued on reinvestment of distributions	23,296,663	45,722,117	12,853,461	5,810,128
Redeemed	(48,806,203)	(113,169,877)	(19,524,360)	(54,829,809)
Net increase (decrease) from capital share transactions	(12,553,728)	(23,013,988)	55,902,634	60,755,797
Net Increase (Decrease) in Net Assets	(962,970)	(43,761,553)	82,429,806	58,743,183
Net Assets:
Beginning of period	305,787,913	349,549,466	183,426,055	124,682,872
End of period	$304,824,943	$305,787,913	$265,855,861	$183,426,055
The accompanying notes are an integral part of these financial statements.

48

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Small Company Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$(1,905,031)	$(3,309,682)
Net realized gain (loss) on investments and foreign currency transactions	31,342,737	33,254,480
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	25,845,834	31,052,686
Net Increase (Decrease) in Net Assets Resulting from Operations	55,283,540	60,997,484
Capital Share Transactions:
Sold	38,685,204	66,940,298
Redeemed	(64,780,466)	(138,716,184)
Net increase (decrease) from capital share transactions	(26,095,262)	(71,775,886)
Net Increase (Decrease) in Net Assets	29,188,278	(10,778,402)
Net Assets:
Beginning of period	635,156,830	645,935,232
End of period	$664,345,108	$635,156,830
The accompanying notes are an integral part of these financial statements.

49

Hartford Domestic Equity Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Capital Appreciation Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$46.83	$0.04	$1.88	$1.92	$(0.13)	$(2.98)	$(3.11)	$45.64	4.23%(5)	$4,699,564	1.05%(6)	1.04%(6)	0.17%(6)	44%(7)
C	27.11	(0.08)	1.07	0.99	—	(2.98)	(2.98)	25.12	3.83 (5)	44,337	1.87 (6)	1.87 (6)	(0.64)(6)	44 (7)
I	47.31	0.09	1.91	2.00	(0.24)	(2.98)	(3.22)	46.09	4.37 (5)	518,004	0.80 (6)	0.80 (6)	0.42 (6)	44 (7)
R3	54.98	(0.05)	2.22	2.17	—	(2.98)	(2.98)	54.17	4.04 (5)	27,811	1.41 (6)	1.41 (6)	(0.20)(6)	44 (7)
R4	58.50	0.03	2.38	2.41	(0.06)	(2.98)	(3.04)	57.87	4.23 (5)	21,763	1.10 (6)	1.10 (6)	0.12 (6)	44 (7)
R5	60.32	0.12	2.45	2.57	(0.22)	(2.98)	(3.20)	59.69	4.37 (5)	18,591	0.81 (6)	0.81 (6)	0.40 (6)	44 (7)
R6	60.90	0.15	2.48	2.63	(0.28)	(2.98)	(3.26)	60.27	4.43 (5)	33,484	0.70 (6)	0.70 (6)	0.52 (6)	44 (7)
Y	60.94	0.12	2.48	2.60	(0.22)	(2.98)	(3.20)	60.34	4.37 (5)	23,901	0.80 (6)	0.80 (6)	0.41 (6)	44 (7)
F	47.32	0.11	1.91	2.02	(0.28)	(2.98)	(3.26)	46.08	4.42 (5)	739,210	0.70 (6)	0.70 (6)	0.52 (6)	44 (7)
For the Year Ended October 31, 2025
A	$45.72	$0.15	$5.56	$5.71	$(0.23)	$(4.37)	$(4.60)	$46.83	13.10%	$4,804,606	1.05%	1.04%	0.34%	94%
C	28.33	(0.12)	3.34	3.22	(0.07)	(4.37)	(4.44)	27.11	12.18	53,305	1.85	1.85	(0.46)	94
I	46.14	0.26	5.62	5.88	(0.34)	(4.37)	(4.71)	47.31	13.39	533,877	0.79	0.79	0.59	94
R3	52.90	(0.01)	6.47	6.46	(0.01)	(4.37)	(4.38)	54.98	12.68	28,960	1.41	1.41	(0.03)	94
R4	55.95	0.15	6.87	7.02	(0.10)	(4.37)	(4.47)	58.50	13.02	21,455	1.10	1.10	0.28	94
R5	57.60	0.32	7.08	7.40	(0.31)	(4.37)	(4.68)	60.32	13.37	20,153	0.80	0.80	0.58	94
R6	58.12	0.38	7.14	7.52	(0.37)	(4.37)	(4.74)	60.90	13.47	31,985	0.70	0.70	0.68	94
Y	58.15	0.33	7.14	7.47	(0.31)	(4.37)	(4.68)	60.94	13.36	24,775	0.80	0.80	0.58	94
F	46.15	0.30	5.61	5.91	(0.37)	(4.37)	(4.74)	47.32	13.48	751,031	0.70	0.70	0.69	94
For the Year Ended October 31, 2024
A	$34.17	$0.25	$11.51	$11.76	$(0.21)	$—	$(0.21)	$45.72	34.51%	$4,780,804	1.05%	1.04%	0.60%	85%
C	21.26	(0.05)	7.16	7.11	(0.04)	—	(0.04)	28.33	33.45	60,872	1.85	1.85	(0.20)	85
I	34.48	0.36	11.60	11.96	(0.30)	—	(0.30)	46.14	34.85	538,378	0.78	0.78	0.86	85
R3	39.48	0.11	13.32	13.43	(0.01)	—	(0.01)	52.90	34.03	30,219	1.41	1.41	0.23	85
R4	41.75	0.28	14.08	14.36	(0.16)	—	(0.16)	55.95	34.45	27,894	1.10	1.10	0.54	85
R5	42.97	0.44	14.47	14.91	(0.28)	—	(0.28)	57.60	34.82	20,950	0.80	0.80	0.84	85
R6	43.35	0.51	14.60	15.11	(0.34)	—	(0.34)	58.12	34.99	30,986	0.70	0.70	0.98	85
Y	43.30	0.44	14.61	15.05	(0.20)	—	(0.20)	58.15	34.85	27,340	0.80	0.80	0.84	85
F	34.48	0.40	11.61	12.01	(0.34)	—	(0.34)	46.15	35.00	738,357	0.70	0.70	0.95	85
For the Year Ended October 31, 2023
A	$34.53	$0.20	$1.44	$1.64	$(0.12)	$(1.88)	$(2.00)	$34.17	4.79%	$3,943,921	1.06%	1.05%	0.57%	62%
C	22.26	(0.05)	0.93	0.88	—	(1.88)	(1.88)	21.26	3.93	63,034	1.85	1.85	(0.22)	62
I	34.84	0.29	1.45	1.74	(0.22)	(1.88)	(2.10)	34.48	5.05	444,439	0.79	0.79	0.83	62
R3	39.62	0.08	1.66	1.74	—	(1.88)	(1.88)	39.48	4.40	25,851	1.42	1.42	0.20	62
R4	41.74	0.22	1.74	1.96	(0.07)	(1.88)	(1.95)	41.75	4.72	24,703	1.10	1.10	0.52	62
R5	42.91	0.36	1.78	2.14	(0.20)	(1.88)	(2.08)	42.97	5.05	19,457	0.80	0.80	0.82	62
R6	43.28	0.38	1.82	2.20	(0.25)	(1.88)	(2.13)	43.35	5.14	64,712	0.70	0.70	0.87	62
Y	43.22	0.37	1.78	2.15	(0.19)	(1.88)	(2.07)	43.30	5.03	21,623	0.81	0.81	0.83	62
F	34.85	0.33	1.43	1.76	(0.25)	(1.88)	(2.13)	34.48	5.13	636,340	0.70	0.70	0.92	62
The accompanying notes are an integral part of these financial statements.

50

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Capital Appreciation Fund – (continued)
For the Year Ended October 31, 2022
A	$48.89	$0.12	$(7.60)	$(7.48)	$(0.05)	$(6.83)	$(6.88)	$34.53	(17.73)%	$4,238,197	1.05%	1.04%	0.31%	82%
C	34.14	(0.12)	(4.93)	(5.05)	—	(6.83)	(6.83)	22.26	(18.35)	87,852	1.84	1.84	(0.49)	82
I	49.25	0.22	(7.64)	(7.42)	(0.16)	(6.83)	(6.99)	34.84	(17.49)	513,601	0.78	0.78	0.57	82
R3	55.21	(0.03)	(8.73)	(8.76)	—	(6.83)	(6.83)	39.62	(18.03)	30,074	1.41	1.41	(0.06)	82
R4	57.63	0.12	(9.18)	(9.06)	—	(6.83)	(6.83)	41.74	(17.77)	26,984	1.10	1.10	0.25	82
R5	59.02	0.26	(9.41)	(9.15)	(0.13)	(6.83)	(6.96)	42.91	(17.51)	27,917	0.80	0.80	0.56	82
R6	59.48	0.31	(9.49)	(9.18)	(0.19)	(6.83)	(7.02)	43.28	(17.44)	27,644	0.70	0.70	0.66	82
Y	59.41	0.26	(9.48)	(9.22)	(0.14)	(6.83)	(6.97)	43.22	(17.52)	74,365	0.80	0.80	0.54	82
F	49.26	0.25	(7.64)	(7.39)	(0.19)	(6.83)	(7.02)	34.85	(17.42)	696,473	0.69	0.69	0.66	82
For the Year Ended October 31, 2021
A	$38.39	$0.05	$12.59	$12.64	$(0.15)	$(1.99)	$(2.14)	$48.89	33.83%	$5,710,869	1.04%	1.04%	0.12%	62%
C	27.45	(0.21)	8.89	8.68	—	(1.99)	(1.99)	34.14	32.74	148,862	1.83	1.83	(0.66)	62
I	38.66	0.18	12.66 (8)	12.84 (8)	(0.26)	(1.99)	(2.25)	49.25	34.15	721,608	0.77	0.77	0.38	62
R3	43.14	(0.13)	14.19	14.06	—	(1.99)	(1.99)	55.21	33.32	45,054	1.41	1.41	(0.25)	62
R4	44.91	0.03	14.78 (8)	14.81 (8)	(0.10)	(1.99)	(2.09)	57.63	33.72	36,750	1.10	1.10	0.06	62
R5	45.94	0.20	15.11 (8)	15.31 (8)	(0.24)	(1.99)	(2.23)	59.02	34.11	36,529	0.80	0.80	0.36	62
R6	46.27	0.26	15.22	15.48	(0.28)	(1.99)	(2.27)	59.48	34.27	19,261	0.69	0.69	0.46	62
Y	46.24	0.21	15.21	15.42	(0.26)	(1.99)	(2.25)	59.41	34.14	122,539	0.80	0.79	0.37	62
F	38.66	0.21	12.67	12.88	(0.29)	(1.99)	(2.28)	49.26	34.28	893,713	0.69	0.69	0.47	62
Hartford Core Equity Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$59.90	$0.07	$2.73	$2.80	$(0.17)	$(6.12)	$(6.29)	$56.41	5.11%(5)	$2,118,048	0.70%(6)	0.70%(6)	0.28%(6)	20%
C	52.76	(0.11)	2.37	2.26	—	(6.12)	(6.12)	48.90	4.72 (5)	273,139	1.47 (6)	1.47 (6)	(0.48)(6)	20
I	60.21	0.15	2.74	2.89	(0.30)	(6.12)	(6.42)	56.68	5.24 (5)	2,891,404	0.48 (6)	0.45 (6)	0.53 (6)	20
R3	60.86	(0.03)	2.78	2.75	—	(6.12)	(6.12)	57.49	4.91 (5)	48,935	1.08 (6)	1.08 (6)	(0.10)(6)	20
R4	62.35	0.06	2.85	2.91	(0.12)	(6.12)	(6.24)	59.02	5.08 (5)	96,641	0.78 (6)	0.75 (6)	0.25 (6)	20
R5	60.80	0.13	2.78	2.91	(0.26)	(6.12)	(6.38)	57.33	5.22 (5)	91,232	0.48 (6)	0.48 (6)	0.48 (6)	20
R6	61.16	0.18	2.78	2.96	(0.35)	(6.12)	(6.47)	57.65	5.28 (5)	1,321,000	0.36 (6)	0.36 (6)	0.62 (6)	20
Y	61.12	0.15	2.78	2.93	(0.30)	(6.12)	(6.42)	57.63	5.23 (5)	402,762	0.46 (6)	0.46 (6)	0.52 (6)	20
F	60.28	0.17	2.75	2.92	(0.35)	(6.12)	(6.47)	56.73	5.29 (5)	4,231,959	0.36 (6)	0.36 (6)	0.62 (6)	20
For the Year Ended October 31, 2025
A	$55.15	$0.20	$9.21	$9.41	$(0.23)	$(4.43)	$(4.66)	$59.90	17.97%	$2,151,092	0.70%	0.70%	0.36%	39%
C	49.23	(0.19)	8.15	7.96	—	(4.43)	(4.43)	52.76	17.06	312,413	1.46	1.46	(0.39)	39
I	55.40	0.33	9.26	9.59	(0.35)	(4.43)	(4.78)	60.21	18.25	3,174,138	0.47	0.46	0.61	39
R3	55.97	(0.01)	9.36	9.35	(0.03)	(4.43)	(4.46)	60.86	17.52	52,984	1.08	1.08	(0.01)	39
R4	57.19	0.19	9.58	9.77	(0.18)	(4.43)	(4.61)	62.35	17.93	123,614	0.76	0.73	0.33	39
R5	55.91	0.33	9.35	9.68	(0.36)	(4.43)	(4.79)	60.80	18.24	149,461	0.47	0.47	0.60	39
R6	56.20	0.39	9.40	9.79	(0.40)	(4.43)	(4.83)	61.16	18.37	1,457,531	0.36	0.36	0.70	39
Y	56.17	0.34	9.39	9.73	(0.35)	(4.43)	(4.78)	61.12	18.26	462,560	0.45	0.45	0.61	39
F	55.46	0.38	9.27	9.65	(0.40)	(4.43)	(4.83)	60.28	18.36	3,840,326	0.36	0.36	0.69	39
The accompanying notes are an integral part of these financial statements.

51

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Core Equity Fund – (continued)
For the Year Ended October 31, 2024
A	$41.56	$0.23	$14.64	$14.87	$(0.37)	$(0.91)	$(1.28)	$55.15	36.51%	$1,930,939	0.70%	0.70%	0.46%	27%
C	37.22	(0.13)	13.10	12.97	(0.05)	(0.91)	(0.96)	49.23	35.49	351,066	1.45	1.45	(0.28)	27
I	41.73	0.36	14.68	15.04	(0.46)	(0.91)	(1.37)	55.40	36.85	3,141,975	0.46	0.46	0.71	27
R3	42.15	0.04	14.86	14.90	(0.17)	(0.91)	(1.08)	55.97	35.99	55,523	1.08	1.08	0.08	27
R4	43.05	0.23	15.16	15.39	(0.34)	(0.91)	(1.25)	57.19	36.44	120,324	0.76	0.72	0.45	27
R5	42.11	0.36	14.81	15.17	(0.46)	(0.91)	(1.37)	55.91	36.82	163,071	0.46	0.46	0.70	27
R6	42.32	0.41	14.89	15.30	(0.51)	(0.91)	(1.42)	56.20	36.96	1,319,957	0.36	0.36	0.80	27
Y	42.30	0.37	14.88	15.25	(0.47)	(0.91)	(1.38)	56.17	36.84	467,979	0.45	0.45	0.72	27
F	41.78	0.40	14.70	15.10	(0.51)	(0.91)	(1.42)	55.46	36.96	2,975,270	0.36	0.36	0.80	27
For the Year Ended October 31, 2023
A	$40.38	$0.35	$2.31	$2.66	$(0.36)	$(1.12)	$(1.48)	$41.56	6.77%	$1,463,010	0.70%	0.70%	0.83%	19%
C	36.27	0.03	2.11	2.14	(0.07)	(1.12)	(1.19)	37.22	5.99	371,746	1.45	1.45	0.09	19
I	40.55	0.45	2.31	2.76	(0.46)	(1.12)	(1.58)	41.73	7.04	2,742,609	0.46	0.46	1.09	19
R3	40.90	0.19	2.36	2.55	(0.18)	(1.12)	(1.30)	42.15	6.37	49,721	1.08	1.08	0.46	19
R4	41.74	0.35	2.41	2.76	(0.33)	(1.12)	(1.45)	43.05	6.77	125,829	0.75	0.72	0.83	19
R5	40.89	0.45	2.35	2.80	(0.46)	(1.12)	(1.58)	42.11	7.04	126,235	0.46	0.46	1.08	19
R6	41.10	0.49	2.36	2.85	(0.51)	(1.12)	(1.63)	42.32	7.14	1,104,199	0.36	0.36	1.17	19
Y	41.07	0.46	2.35	2.81	(0.46)	(1.12)	(1.58)	42.30	7.05	471,414	0.44	0.44	1.10	19
F	40.60	0.49	2.32	2.81	(0.51)	(1.12)	(1.63)	41.78	7.13	2,266,753	0.36	0.36	1.18	19
For the Year Ended October 31, 2022
A	$49.41	$0.33	$(7.87)	$(7.54)	$(0.24)	$(1.25)	$(1.49)	$40.38	(15.79)%	$1,456,044	0.70%	0.70%	0.75%	15%
C	44.63	(0.00)(9)	(7.11)	(7.11)	—	(1.25)	(1.25)	36.27	(16.43)	431,852	1.45	1.45	(0.00)(10)	15
I	49.59	0.45	(7.89)	(7.44)	(0.35)	(1.25)	(1.60)	40.55	(15.57)	3,529,589	0.46	0.46	0.99	15
R3	50.06	0.17	(8.00)	(7.83)	(0.08)	(1.25)	(1.33)	40.90	(16.11)	54,393	1.08	1.07	0.37	15
R4	51.01	0.34	(8.14)	(7.80)	(0.22)	(1.25)	(1.47)	41.74	(15.80)	157,597	0.76	0.73	0.71	15
R5	49.99	0.44	(7.95)	(7.51)	(0.34)	(1.25)	(1.59)	40.89	(15.58)	146,672	0.46	0.46	0.98	15
R6	50.24	0.50	(8.00)	(7.50)	(0.39)	(1.25)	(1.64)	41.10	(15.51)	1,059,702	0.36	0.36	1.10	15
Y	50.20	0.45	(7.98)	(7.53)	(0.35)	(1.25)	(1.60)	41.07	(15.56)	529,017	0.45	0.44	1.00	15
F	49.65	0.49	(7.90)	(7.41)	(0.39)	(1.25)	(1.64)	40.60	(15.51)	2,299,856	0.36	0.36	1.08	15
For the Year Ended October 31, 2021
A	$36.04	$0.23	$13.36	$13.59	$(0.22)	$—	$(0.22)	$49.41	37.85%	$1,681,155	0.70%	0.70%	0.52%	13%
C	32.62	(0.09)	12.10	12.01	—	—	—	44.63	36.82	583,876	1.45	1.45	(0.23)	13
I	36.16	0.34	13.40	13.74	(0.31)	—	(0.31)	49.59	38.19	4,700,782	0.45	0.45	0.77	13
R3	36.54	0.07	13.56	13.63	(0.11)	—	(0.11)	50.06	37.38	71,617	1.07	1.06	0.16	13
R4	37.20	0.23	13.79	14.02	(0.21)	—	(0.21)	51.01	37.82	239,198	0.76	0.72	0.50	13
R5	36.44	0.34	13.51	13.85	(0.30)	—	(0.30)	49.99	38.17	225,017	0.46	0.46	0.76	13
R6	36.62	0.39	13.57	13.96	(0.34)	—	(0.34)	50.24	38.31	1,045,661	0.36	0.36	0.86	13
Y	36.60	0.35	13.56	13.91	(0.31)	—	(0.31)	50.20	38.20	903,952	0.46	0.44	0.78	13
F	36.19	0.38	13.42	13.80	(0.34)	—	(0.34)	49.65	38.33	3,213,368	0.36	0.36	0.86	13
The accompanying notes are an integral part of these financial statements.

52

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Dividend and Growth Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$37.28	$0.20	$2.87	$3.07	$(0.22)	$(3.93)	$(4.15)	$36.20	8.75%(5)	$5,286,809	0.96%(6)	0.95%(6)	1.14%(6)	29%
C	35.36	0.06	2.70	2.76	(0.09)	(3.93)	(4.02)	34.10	8.30 (5)	184,043	1.74 (6)	1.74 (6)	0.36 (6)	29
I	37.01	0.24	2.84	3.08	(0.26)	(3.93)	(4.19)	35.90	8.86 (5)	4,322,180	0.74 (6)	0.73 (6)	1.37 (6)	29
R3	38.08	0.14	2.93	3.07	(0.15)	(3.93)	(4.08)	37.07	8.54 (5)	52,938	1.34 (6)	1.34 (6)	0.75 (6)	29
R4	38.47	0.19	2.97	3.16	(0.20)	(3.93)	(4.13)	37.50	8.71 (5)	81,361	1.04 (6)	1.04 (6)	1.06 (6)	29
R5	38.70	0.25	2.97	3.22	(0.25)	(3.93)	(4.18)	37.74	8.86 (5)	119,062	0.73 (6)	0.73 (6)	1.36 (6)	29
R6	38.70	0.27	2.97	3.24	(0.27)	(3.93)	(4.20)	37.74	8.91 (5)	1,097,833	0.63 (6)	0.63 (6)	1.47 (6)	29
Y	38.70	0.25	2.98	3.23	(0.25)	(3.93)	(4.18)	37.75	8.88 (5)	404,106	0.73 (6)	0.73 (6)	1.36 (6)	29
F	36.97	0.26	2.83	3.09	(0.27)	(3.93)	(4.20)	35.86	8.92 (5)	6,733,051	0.63 (6)	0.63 (6)	1.47 (6)	29
For the Year Ended October 31, 2025
A	$36.91	$0.45	$3.49	$3.94	$(0.52)	$(3.05)	$(3.57)	$37.28	11.61%	$5,178,767	0.96%	0.96%	1.29%	69%
C	35.19	0.17	3.31	3.48	(0.26)	(3.05)	(3.31)	35.36	10.74	186,685	1.74	1.74	0.52	69
I	36.67	0.53	3.46	3.99	(0.60)	(3.05)	(3.65)	37.01	11.85	4,372,725	0.74	0.73	1.52	69
R3	37.62	0.32	3.57	3.89	(0.38)	(3.05)	(3.43)	38.08	11.19	54,644	1.34	1.34	0.90	69
R4	37.97	0.44	3.60	4.04	(0.49)	(3.05)	(3.54)	38.47	11.53	90,327	1.03	1.03	1.21	69
R5	38.17	0.55	3.63	4.18	(0.60)	(3.05)	(3.65)	38.70	11.88	122,090	0.73	0.73	1.54	69
R6	38.17	0.58	3.63	4.21	(0.63)	(3.05)	(3.68)	38.70	11.99	1,075,942	0.63	0.63	1.62	69
Y	38.18	0.55	3.61	4.16	(0.59)	(3.05)	(3.64)	38.70	11.84	398,221	0.73	0.73	1.52	69
F	36.63	0.56	3.46	4.02	(0.63)	(3.05)	(3.68)	36.97	11.98	6,753,204	0.63	0.63	1.62	69
For the Year Ended October 31, 2024
A	$29.39	$0.53	$7.60	$8.13	$(0.50)	$(0.11)	$(0.61)	$36.91	27.84%	$5,109,181	0.96%	0.95%	1.54%	28%
C	28.06	0.25	7.24	7.49	(0.25)	(0.11)	(0.36)	35.19	26.84	205,858	1.73	1.73	0.77	28
I	29.20	0.61	7.55	8.16	(0.58)	(0.11)	(0.69)	36.67	28.15	4,542,646	0.73	0.72	1.77	28
R3	29.95	0.41	7.73	8.14	(0.36)	(0.11)	(0.47)	37.62	27.34	53,873	1.34	1.34	1.16	28
R4	30.22	0.52	7.80	8.32	(0.46)	(0.11)	(0.57)	37.97	27.73	89,612	1.03	1.03	1.47	28
R5	30.38	0.63	7.84	8.47	(0.57)	(0.11)	(0.68)	38.17	28.09	152,045	0.73	0.73	1.78	28
R6	30.38	0.66	7.85	8.51	(0.61)	(0.11)	(0.72)	38.17	28.21	1,042,244	0.63	0.63	1.86	28
Y	30.38	0.63	7.85	8.48	(0.57)	(0.11)	(0.68)	38.18	28.12	601,093	0.73	0.73	1.77	28
F	29.18	0.64	7.53	8.17	(0.61)	(0.11)	(0.72)	36.63	28.25	6,649,322	0.63	0.63	1.87	28
For the Year Ended October 31, 2023
A	$30.41	$0.39	$0.36	$0.75	$(0.40)	$(1.37)	$(1.77)	$29.39	2.43%	$4,279,090	0.96%	0.96%	1.30%	26%
C	29.11	0.15	0.35	0.50	(0.18)	(1.37)	(1.55)	28.06	1.67	171,495	1.73	1.73	0.53	26
I	30.23	0.46	0.35	0.81	(0.47)	(1.37)	(1.84)	29.20	2.66	3,485,205	0.72	0.72	1.54	26
R3	30.95	0.29	0.36	0.65	(0.28)	(1.37)	(1.65)	29.95	2.05	47,143	1.34	1.34	0.93	26
R4	31.22	0.38	0.36	0.74	(0.37)	(1.37)	(1.74)	30.22	2.33	77,365	1.04	1.04	1.23	26
R5	31.37	0.48	0.37	0.85	(0.47)	(1.37)	(1.84)	30.38	2.68	150,816	0.73	0.73	1.54	26
R6	31.37	0.51	0.37	0.88	(0.50)	(1.37)	(1.87)	30.38	2.78	766,610	0.63	0.63	1.63	26
Y	31.38	0.49	0.36	0.85	(0.48)	(1.37)	(1.85)	30.38	2.68	499,611	0.72	0.71	1.56	26
F	30.20	0.49	0.36	0.85	(0.50)	(1.37)	(1.87)	29.18	2.79	5,303,889	0.63	0.63	1.64	26
The accompanying notes are an integral part of these financial statements.

53

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Dividend and Growth Fund – (continued)
For the Year Ended October 31, 2022
A	$34.32	$0.38	$(2.34)	$(1.96)	$(0.33)	$(1.62)	$(1.95)	$30.41	(6.11)%	$4,407,511	0.96%	0.96%	1.18%	18%
C	32.94	0.13	(2.23)	(2.10)	(0.11)	(1.62)	(1.73)	29.11	(6.82)	187,342	1.74	1.74	0.41	18
I	34.12	0.45	(2.31)	(1.86)	(0.41)	(1.62)	(2.03)	30.23	(5.86)	3,883,536	0.72	0.72	1.43	18
R3	34.88	0.26	(2.37)	(2.11)	(0.20)	(1.62)	(1.82)	30.95	(6.45)	54,565	1.34	1.34	0.79	18
R4	35.17	0.36	(2.39)	(2.03)	(0.30)	(1.62)	(1.92)	31.22	(6.16)	93,864	1.04	1.04	1.10	18
R5	35.33	0.46	(2.40)	(1.94)	(0.40)	(1.62)	(2.02)	31.37	(5.88)	233,377	0.73	0.73	1.40	18
R6	35.34	0.50	(2.41)	(1.91)	(0.44)	(1.62)	(2.06)	31.37	(5.80)	632,954	0.63	0.63	1.52	18
Y	35.34	0.48	(2.40)	(1.92)	(0.42)	(1.62)	(2.04)	31.38	(5.82)	714,793	0.73	0.68	1.45	18
F	34.10	0.48	(2.32)	(1.84)	(0.44)	(1.62)	(2.06)	30.20	(5.80)	5,420,063	0.63	0.63	1.52	18
For the Year Ended October 31, 2021
A	$24.26	$0.33	$10.63	$10.96	$(0.33)	$(0.57)	$(0.90)	$34.32	46.01%	$4,733,858	0.97%	0.97%	1.07%	18%
C	23.31	0.09	10.22	10.31	(0.11)	(0.57)	(0.68)	32.94	44.92	169,569	1.75	1.75	0.30	18
I	24.12	0.40	10.58	10.98	(0.41)	(0.57)	(0.98)	34.12	46.39	3,178,645	0.71	0.71	1.30	18
R3	24.65	0.22	10.80	11.02	(0.22)	(0.57)	(0.79)	34.88	45.43	66,751	1.35	1.35	0.70	18
R4	24.84	0.32	10.89	11.21	(0.31)	(0.57)	(0.88)	35.17	45.92	106,561	1.03	1.03	1.01	18
R5	24.95	0.41	10.95	11.36	(0.41)	(0.57)	(0.98)	35.33	46.35	265,832	0.73	0.73	1.30	18
R6	24.95	0.44	10.96	11.40	(0.44)	(0.57)	(1.01)	35.34	46.52	470,425	0.63	0.63	1.37	18
Y	24.95	0.44	10.94	11.38	(0.42)	(0.57)	(0.99)	35.34	46.47	929,283	0.74	0.67	1.38	18
F	24.10	0.43	10.58	11.01	(0.44)	(0.57)	(1.01)	34.10	46.55	4,746,178	0.63	0.63	1.40	18
The Hartford Equity Income Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$21.67	$0.20	$1.87	$2.07	$(0.20)	$(2.28)	$(2.48)	$21.26	10.15%(5)	$1,888,271	0.97%(6)	0.97%(6)	1.90%(6)	33%
C	21.54	0.12	1.85	1.97	(0.12)	(2.28)	(2.40)	21.11	9.67 (5)	66,081	1.76 (6)	1.76 (6)	1.13 (6)	33
I	21.45	0.22	1.86	2.08	(0.23)	(2.28)	(2.51)	21.02	10.29 (5)	1,299,548	0.77 (6)	0.76 (6)	2.12 (6)	33
R3	21.74	0.16	1.88	2.04	(0.16)	(2.28)	(2.44)	21.34	9.95 (5)	20,604	1.36 (6)	1.36 (6)	1.51 (6)	33
R4	21.79	0.19	1.87	2.06	(0.19)	(2.28)	(2.47)	21.38	10.05 (5)	34,813	1.06 (6)	1.06 (6)	1.81 (6)	33
R5	21.97	0.22	1.91	2.13	(0.23)	(2.28)	(2.51)	21.59	10.27 (5)	50,768	0.75 (6)	0.75 (6)	2.11 (6)	33
R6	22.06	0.24	1.90	2.14	(0.24)	(2.28)	(2.52)	21.68	10.28 (5)	190,033	0.65 (6)	0.65 (6)	2.22 (6)	33
Y	22.07	0.23	1.90	2.13	(0.23)	(2.28)	(2.51)	21.69	10.23 (5)	85,748	0.74 (6)	0.74 (6)	2.15 (6)	33
F	21.45	0.23	1.85	2.08	(0.24)	(2.28)	(2.52)	21.01	10.30 (5)	1,278,697	0.64 (6)	0.64 (6)	2.22 (6)	33
For the Year Ended October 31, 2025
A	$22.07	$0.39	$1.25	$1.64	$(0.40)	$(1.64)	$(2.04)	$21.67	8.07%	$1,851,243	0.97%	0.97%	1.84%	49%
C	21.94	0.23	1.24	1.47	(0.23)	(1.64)	(1.87)	21.54	7.25	72,145	1.75	1.75	1.08	49
I	21.87	0.43	1.23	1.66	(0.44)	(1.64)	(2.08)	21.45	8.29	1,356,362	0.76	0.75	2.06	49
R3	22.14	0.31	1.24	1.55	(0.31)	(1.64)	(1.95)	21.74	7.60	19,822	1.36	1.36	1.45	49
R4	22.18	0.37	1.26	1.63	(0.38)	(1.64)	(2.02)	21.79	7.97	33,773	1.06	1.06	1.78	49
R5	22.35	0.44	1.26	1.70	(0.44)	(1.64)	(2.08)	21.97	8.30	49,484	0.75	0.75	2.07	49
R6	22.43	0.46	1.28	1.74	(0.47)	(1.64)	(2.11)	22.06	8.42	203,098	0.65	0.65	2.16	49
Y	22.44	0.44	1.28	1.72	(0.45)	(1.64)	(2.09)	22.07	8.31	92,262	0.74	0.74	2.08	49
F	21.87	0.45	1.24	1.69	(0.47)	(1.64)	(2.11)	21.45	8.41	1,268,688	0.65	0.65	2.16	49
The accompanying notes are an integral part of these financial statements.

54

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Equity Income Fund – (continued)
For the Year Ended October 31, 2024
A	$19.09	$0.43	$4.08	$4.51	$(0.45)	$(1.08)	$(1.53)	$22.07	24.71%	$1,921,225	0.97%	0.97%	2.10%	35%
C	18.98	0.28	4.04	4.32	(0.28)	(1.08)	(1.36)	21.94	23.77	91,253	1.74	1.74	1.38	35
I	18.92	0.48	4.04	4.52	(0.49)	(1.08)	(1.57)	21.87	25.05	1,443,089	0.75	0.75	2.35	35
R3	19.14	0.36	4.08	4.44	(0.36)	(1.08)	(1.44)	22.14	24.27	25,195	1.36	1.36	1.72	35
R4	19.17	0.42	4.10	4.52	(0.43)	(1.08)	(1.51)	22.18	24.64	41,764	1.06	1.06	2.01	35
R5	19.30	0.49	4.13	4.62	(0.49)	(1.08)	(1.57)	22.35	25.06	52,229	0.75	0.75	2.36	35
R6	19.37	0.51	4.14	4.65	(0.51)	(1.08)	(1.59)	22.43	25.15	198,980	0.65	0.65	2.41	35
Y	19.38	0.49	4.14	4.63	(0.49)	(1.08)	(1.57)	22.44	25.04	110,371	0.73	0.73	2.35	35
F	18.92	0.50	4.04	4.54	(0.51)	(1.08)	(1.59)	21.87	25.17	1,293,326	0.65	0.65	2.43	35
For the Year Ended October 31, 2023
A	$21.83	$0.42	$(0.58)	$(0.16)	$(0.42)	$(2.16)	$(2.58)	$19.09	(1.39)%	$1,724,626	0.98%	0.98%	2.09%	39%
C	21.71	0.27	(0.58)	(0.31)	(0.26)	(2.16)	(2.42)	18.98	(2.13)	105,887	1.74	1.74	1.34	39
I	21.67	0.47	(0.60)	(0.13)	(0.46)	(2.16)	(2.62)	18.92	(1.22)	1,469,700	0.74	0.74	2.32	39
R3	21.88	0.35	(0.59)	(0.24)	(0.34)	(2.16)	(2.50)	19.14	(1.77)	24,626	1.36	1.36	1.71	39
R4	21.91	0.41	(0.59)	(0.18)	(0.40)	(2.16)	(2.56)	19.17	(1.52)	40,821	1.07	1.06	1.99	39
R5	22.05	0.48	(0.61)	(0.13)	(0.46)	(2.16)	(2.62)	19.30	(1.21)	59,722	0.75	0.75	2.33	39
R6	22.12	0.49	(0.60)	(0.11)	(0.48)	(2.16)	(2.64)	19.37	(1.10)	159,606	0.65	0.65	2.38	39
Y	22.12	0.48	(0.60)	(0.12)	(0.46)	(2.16)	(2.62)	19.38	(1.14)	105,278	0.73	0.73	2.34	39
F	21.66	0.49	(0.59)	(0.10)	(0.48)	(2.16)	(2.64)	18.92	(1.08)	1,152,460	0.65	0.65	2.41	39
For the Year Ended October 31, 2022
A	$23.85	$0.42	$(0.38)	$0.04	$(0.40)	$(1.66)	$(2.06)	$21.83	0.12%	$1,876,672	0.97%	0.97%	1.88%	42%
C	23.72	0.24	(0.37)	(0.13)	(0.22)	(1.66)	(1.88)	21.71	(0.64)	133,761	1.75	1.75	1.10	42
I	23.68	0.47	(0.37)	0.10	(0.45)	(1.66)	(2.11)	21.67	0.40	1,546,287	0.74	0.74	2.12	42
R3	23.89	0.34	(0.38)	(0.04)	(0.31)	(1.66)	(1.97)	21.88	(0.25)	28,332	1.36	1.35	1.50	42
R4	23.93	0.41	(0.39)	0.02	(0.38)	(1.66)	(2.04)	21.91	0.02	39,191	1.06	1.06	1.78	42
R5	24.07	0.48	(0.39)	0.09	(0.45)	(1.66)	(2.11)	22.05	0.34	73,876	0.75	0.75	2.10	42
R6	24.13	0.50	(0.38)	0.12	(0.47)	(1.66)	(2.13)	22.12	0.49	98,652	0.65	0.65	2.21	42
Y	24.14	0.48	(0.39)	0.09	(0.45)	(1.66)	(2.11)	22.12	0.36	123,645	0.73	0.73	2.12	42
F	23.68	0.49	(0.38)	0.11	(0.47)	(1.66)	(2.13)	21.66	0.46	1,106,281	0.64	0.64	2.21	42
For the Year Ended October 31, 2021
A	$17.55	$0.34	$6.50	$6.84	$(0.34)	$(0.20)	$(0.54)	$23.85	39.45%	$1,864,492	0.98%	0.98%	1.57%	24%
C	17.46	0.18	6.44	6.62	(0.16)	(0.20)	(0.36)	23.72	38.31	162,393	1.75	1.75	0.85	24
I	17.44	0.39	6.44	6.83	(0.39)	(0.20)	(0.59)	23.68	39.69	1,360,339	0.74	0.74	1.81	24
R3	17.59	0.26	6.50	6.76	(0.26)	(0.20)	(0.46)	23.89	38.83	33,485	1.36	1.35	1.21	24
R4	17.62	0.33	6.50	6.83	(0.32)	(0.20)	(0.52)	23.93	39.25	49,923	1.05	1.05	1.52	24
R5	17.71	0.40	6.55	6.95	(0.39)	(0.20)	(0.59)	24.07	39.75	80,991	0.75	0.75	1.80	24
R6	17.76	0.42	6.56	6.98	(0.41)	(0.20)	(0.61)	24.13	39.82	81,643	0.65	0.65	1.90	24
Y	17.76	0.40	6.57	6.97	(0.39)	(0.20)	(0.59)	24.14	39.77	120,502	0.74	0.73	1.81	24
F	17.44	0.41	6.44	6.85	(0.41)	(0.20)	(0.61)	23.68	39.81	1,141,345	0.65	0.65	1.92	24
The accompanying notes are an integral part of these financial statements.

55

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Growth Opportunities Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$69.91	$(0.24)	$(0.35)	$(0.59)	$—	$(4.50)	$(4.50)	$64.82	(0.83)%(5)	$3,320,624	1.08%(6)	1.07%(6)	(0.76)%(6)	31%
C	68.76	(0.48)	(0.36)	(0.84)	—	(4.50)	(4.50)	63.42	(1.23)(5)	77,768	1.88 (6)	1.88 (6)	(1.57)(6)	31
I	77.99	(0.19)	(0.39)	(0.58)	—	(4.50)	(4.50)	72.91	(0.73)(5)	1,241,535	0.85 (6)	0.85 (6)	(0.54)(6)	31
R3	68.12	(0.35)	(0.34)	(0.69)	—	(4.50)	(4.50)	62.93	(1.01)(5)	35,652	1.45 (6)	1.45 (6)	(1.15)(6)	31
R4	77.28	(0.29)	(0.39)	(0.68)	—	(4.50)	(4.50)	72.10	(0.87)(5)	44,114	1.15 (6)	1.15 (6)	(0.84)(6)	31
R5	85.73	(0.21)	(0.42)	(0.63)	—	(4.50)	(4.50)	80.60	(0.72)(5)	6,939	0.85 (6)	0.85 (6)	(0.54)(6)	31
R6	88.68	(0.17)	(0.44)	(0.61)	—	(4.50)	(4.50)	83.57	(0.67)(5)	34,514	0.74 (6)	0.74 (6)	(0.43)(6)	31
Y	88.19	(0.21)	(0.43)	(0.64)	—	(4.50)	(4.50)	83.05	(0.71)(5)	612,727	0.84 (6)	0.84 (6)	(0.53)(6)	31
F	78.87	(0.15)	(0.39)	(0.54)	—	(4.50)	(4.50)	73.83	(0.68)(5)	1,242,165	0.74 (6)	0.74 (6)	(0.43)(6)	31
For the Year Ended October 31, 2025
A	$54.99	$(0.39)	$15.31	$14.92	$—	$—	$—	$69.91	27.13%	$3,534,108	1.08%	1.07%	(0.65)%	107%
C	54.52	(0.86)	15.10	14.24	—	—	—	68.76	26.12	91,006	1.87	1.87	(1.45)	107
I	61.21	(0.29)	17.07	16.78	—	—	—	77.99	27.41	1,379,999	0.84	0.84	(0.43)	107
R3	53.79	(0.60)	14.93	14.33	—	—	—	68.12	26.64	39,341	1.44	1.44	(1.02)	107
R4	60.83	(0.48)	16.93	16.45	—	—	—	77.28	27.04	59,909	1.13	1.13	(0.72)	107
R5	67.29	(0.32)	18.76	18.44	—	—	—	85.73	27.40	9,116	0.85	0.85	(0.43)	107
R6	69.52	(0.24)	19.40	19.16	—	—	—	88.68	27.56	36,054	0.74	0.74	(0.32)	107
Y	69.19	(0.30)	19.30	19.00	—	—	—	88.19	27.46	635,739	0.79	0.79	(0.38)	107
F	61.83	(0.22)	17.26	17.04	—	—	—	78.87	27.56	1,279,476	0.74	0.74	(0.32)	107
For the Year Ended October 31, 2024
A	$35.65	$(0.35)	$19.69	$19.34	$—	$—	$—	$54.99	54.25%	$2,983,874	1.11%(11)	1.10%(11)	(0.72)%	104%
C(12)	35.64	(0.20)	19.08	18.88	—	—	—	54.52	52.97	93,858	1.92 (11)	1.92 (11)	(1.54)	104
I	39.58	(0.26)	21.89	21.63	—	—	—	61.21	54.65	1,208,959	0.87 (11)	0.86 (11)	(0.48)	104
R3	35.00	(0.51)	19.30	18.79	—	—	—	53.79	53.69	31,748	1.48 (11)	1.48 (11)	(1.10)	104
R4	39.46	(0.41)	21.78	21.37	—	—	—	60.83	54.16	53,501	1.16 (11)	1.16 (11)	(0.78)	104
R5	43.51	(0.28)	24.06	23.78	—	—	—	67.29	54.65	8,171	0.87 (11)	0.87 (11)	(0.48)	104
R6	44.92	(0.23)	24.83	24.60	—	—	—	69.52	54.76	31,413	0.77 (11)	0.77 (11)	(0.39)	104
Y	44.74	(0.28)	24.73	24.45	—	—	—	69.19	54.65	114,100	0.84 (11)	0.84 (11)	(0.46)	104
F	39.95	(0.21)	22.09	21.88	—	—	—	61.83	54.77	952,821	0.77 (11)	0.77 (11)	(0.39)	104
For the Year Ended October 31, 2023
A	$30.49	$(0.22)	$5.38	$5.16	$—	$—	$—	$35.65	16.92%	$2,100,921	1.10%	1.09%	(0.64)%	88%
C(12)	30.72	(0.48)	5.40	4.92	—	—	—	35.64	16.02	95,448	1.87	1.87	(1.40)	88
I	33.77	(0.15)	5.96	5.81	—	—	—	39.58	17.20	867,649	0.84	0.84	(0.38)	88
R3	30.04	(0.33)	5.29	4.96	—	—	—	35.00	16.51	30,333	1.44	1.44	(0.98)	88
R4	33.76	(0.26)	5.96	5.70	—	—	—	39.46	16.88	42,910	1.14	1.14	(0.68)	88
R5	37.13	(0.16)	6.54	6.38	—	—	—	43.51	17.18	7,434	0.86	0.86	(0.38)	88
R6	38.28	(0.12)	6.76	6.64	—	—	—	44.92	17.32	31,827	0.74	0.74	(0.27)	88
Y	38.16	(0.13)	6.71	6.58	—	—	—	44.74	17.24	81,918	0.83	0.83	(0.31)	88
F	34.05	(0.11)	6.01	5.90	—	—	—	39.95	17.33	718,884	0.74	0.74	(0.29)	88
The accompanying notes are an integral part of these financial statements.

56

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Growth Opportunities Fund – (continued)
For the Year Ended October 31, 2022
A	$62.10	$(0.31)	$(19.34)	$(19.65)	$—	$(11.96)	$(11.96)	$30.49	(38.47)%	$1,981,665	1.09%	1.08%	(0.79)%	95%
C(12)	100.56	(0.64)	(21.36)	(22.00)	—	(47.84)	(47.84)	30.72	(38.93)	130,590	1.85	1.85	(1.58)	95
I	67.29	(0.24)	(21.32)	(21.56)	—	(11.96)	(11.96)	33.77	(38.31)	941,202	0.84	0.84	(0.56)	95
R3	61.55	(0.44)	(19.11)	(19.55)	—	(11.96)	(11.96)	30.04	(38.69)	29,520	1.45	1.45	(1.16)	95
R4	67.45	(0.36)	(21.37)	(21.73)	—	(11.96)	(11.96)	33.76	(38.50)	42,391	1.14	1.14	(0.85)	95
R5	72.75	(0.26)	(23.40)	(23.66)	—	(11.96)	(11.96)	37.13	(38.33)	13,784	0.85	0.85	(0.56)	95
R6	74.55	(0.22)	(24.09)	(24.31)	—	(11.96)	(11.96)	38.28	(38.26)	39,511	0.74	0.74	(0.45)	95
Y	74.41	(0.26)	(24.03)	(24.29)	—	(11.96)	(11.96)	38.16	(38.32)	333,299	0.84	0.84	(0.54)	95
F	67.69	(0.19)	(21.49)	(21.68)	—	(11.96)	(11.96)	34.05	(38.25)	696,706	0.74	0.74	(0.44)	95
For the Year Ended October 31, 2021
A	$54.65	$(0.47)	$15.83	$15.36	$—	$(7.91)	$(7.91)	$62.10	30.45%	$3,650,083	1.07%	1.06%	(0.80)%	87%
C(12)	105.88	(1.52)	27.84	26.32	—	(31.64)	(31.64)	100.56	29.47	321,097	1.83	1.83	(1.57)	87
I	58.51	(0.36)	17.05	16.69	—	(7.91)	(7.91)	67.29	30.75	2,124,160	0.82	0.82	(0.56)	87
R3	54.41	(0.68)	15.73	15.05	—	(7.91)	(7.91)	61.55	29.96	51,824	1.45	1.44	(1.18)	87
R4	58.79	(0.56)	17.13	16.57	—	(7.91)	(7.91)	67.45	30.36	76,404	1.14	1.14	(0.88)	87
R5	62.69	(0.39)	18.36	17.97	—	(7.91)	(7.91)	72.75	30.74	25,000	0.84	0.84	(0.58)	87
R6	64.01	(0.34)	18.79	18.45	—	(7.91)	(7.91)	74.55	30.87	72,428	0.74	0.74	(0.49)	87
Y	63.96	(0.40)	18.76	18.36	—	(7.91)	(7.91)	74.41	30.74	565,204	0.84	0.83	(0.57)	87
F	58.77	(0.31)	17.14	16.83	—	(7.91)	(7.91)	67.69	30.87	1,197,268	0.73	0.73	(0.48)	87
The Hartford Healthcare Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$37.02	$(0.03)	$1.52	$1.49	$—	$(1.40)	$(1.40)	$37.11	3.90%(5)	$492,983	1.32%(6)	1.31%(6)	(0.13)%(6)	25%
C	24.77	(0.12)	1.04	0.92	—	(1.40)	(1.40)	24.29	3.52 (5)	14,895	2.15 (6)	2.15 (6)	(0.97)(6)	25
I	40.67	0.03	1.65	1.68	—	(1.40)	(1.40)	40.95	4.02 (5)	161,233	1.05 (6)	1.05 (6)	0.13 (6)	25
R3	37.59	(0.09)	1.54	1.45	—	(1.40)	(1.40)	37.64	3.73 (5)	14,207	1.64 (6)	1.64 (6)	(0.46)(6)	25
R4	41.52	(0.03)	1.70	1.67	—	(1.40)	(1.40)	41.79	3.91 (5)	7,693	1.33 (6)	1.33 (6)	(0.15)(6)	25
R5	45.27	0.03	1.85	1.88	—	(1.40)	(1.40)	45.75	4.06 (5)	957	1.06 (6)	1.06 (6)	0.11 (6)	25
R6	46.33	0.06	1.88	1.94	—	(1.40)	(1.40)	46.87	4.09 (5)	6,511	0.94 (6)	0.94 (6)	0.25 (6)	25
Y	46.10	0.03	1.88	1.91	—	(1.40)	(1.40)	46.61	4.05 (5)	8,168	1.05 (6)	1.05 (6)	0.13 (6)	25
F	41.05	0.05	1.67	1.72	—	(1.40)	(1.40)	41.37	4.09 (5)	22,076	0.94 (6)	0.94 (6)	0.24 (6)	25
For the Year Ended October 31, 2025
A	$39.24	$(0.09)	$(0.16)	$(0.25)	$(0.07)	$(1.90)	$(1.97)	$37.02	(0.53)%	$514,435	1.32%	1.32%	(0.26)%	49%
C	27.06	(0.25)	(0.14)	(0.39)	—	(1.90)	(1.90)	24.77	(1.35)	17,619	2.12	2.12	(1.07)	49
I	42.90	0.00 (9)	(0.16)	(0.16)	(0.17)	(1.90)	(2.07)	40.67	(0.25)	202,997	1.05	1.05	0.01	49
R3	39.87	(0.21)	(0.17)	(0.38)	—	(1.90)	(1.90)	37.59	(0.87)	15,751	1.66	1.66	(0.60)	49
R4	43.71	(0.12)	(0.17)	(0.29)	—	(1.90)	(1.90)	41.52	(0.58)	8,077	1.35	1.35	(0.30)	49
R5	47.43	(0.00)(9)	(0.19)	(0.19)	(0.07)	(1.90)	(1.97)	45.27	(0.29)	1,266	1.06	1.06	(0.01)	49
R6	48.57	0.05	(0.18)	(0.13)	(0.21)	(1.90)	(2.11)	46.33	(0.15)	5,355	0.94	0.94	0.11	49
Y	48.33	(0.02)	(0.16)	(0.18)	(0.15)	(1.90)	(2.05)	46.10	(0.27)	11,189	1.05	1.05	(0.04)	49
F	43.29	0.04	(0.16)	(0.12)	(0.22)	(1.90)	(2.12)	41.05	(0.15)	22,733	0.94	0.94	0.11	49
The accompanying notes are an integral part of these financial statements.

57

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Healthcare Fund – (continued)
For the Year Ended October 31, 2024
A	$32.57	$(0.14)	$6.81	$6.67	$—	$—	$—	$39.24	20.48%	$659,350	1.28%	1.28%	(0.36)%	40%
C	22.64	(0.30)	4.72	4.42	—	—	—	27.06	19.52	33,212	2.07	2.07	(1.12)	40
I	35.52	(0.04)	7.42	7.38	—	—	—	42.90	20.78	246,729	1.02	1.02	(0.09)	40
R3	33.21	(0.27)	6.93	6.66	—	—	—	39.87	20.05	19,135	1.62	1.62	(0.70)	40
R4	36.29	(0.16)	7.58	7.42	—	—	—	43.71	20.45	11,389	1.31	1.31	(0.38)	40
R5	39.27	(0.05)	8.21	8.16	—	—	—	47.43	20.78	4,896	1.03	1.03	(0.11)	40
R6	40.18	0.08	8.31	8.39	—	—	—	48.57	20.88	6,512	0.92	0.92	0.17	40
Y	40.01	(0.04)	8.36	8.32	—	—	—	48.33	20.79	31,519	1.03	1.03	(0.09)	40
F	35.80	0.00 (9)	7.49	7.49	—	—	—	43.29	20.92	29,480	0.92	0.92	0.01	40
For the Year Ended October 31, 2023
A	$34.67	$(0.08)	$(1.66)	$(1.74)	$—	$(0.36)	$(0.36)	$32.57	(5.11)%	$619,717	1.27%	1.27%	(0.24)%	32%
C	24.39	(0.24)	(1.15)	(1.39)	—	(0.36)	(0.36)	22.64	(5.84)	47,481	2.05	2.05	(1.00)	32
I	37.68	0.01	(1.81)	(1.80)	—	(0.36)	(0.36)	35.52	(4.86)	246,362	1.01	1.01	0.03	32
R3	35.46	(0.21)	(1.68)	(1.89)	—	(0.36)	(0.36)	33.21	(5.45)	20,093	1.62	1.62	(0.58)	32
R4	38.59	(0.10)	(1.84)	(1.94)	—	(0.36)	(0.36)	36.29	(5.14)	12,466	1.29	1.29	(0.26)	32
R5	41.63	0.02	(2.02)	(2.00)	—	(0.36)	(0.36)	39.27	(4.88)	5,008	1.02	1.02	0.04	32
R6	42.53	0.05	(2.04)	(1.99)	—	(0.36)	(0.36)	40.18	(4.77)	50,786	0.91	0.91	0.13	32
Y	42.40	0.01	(2.04)	(2.03)	—	(0.36)	(0.36)	40.01	(4.88)	42,815	1.01	1.01	0.02	32
F	37.93	0.05	(1.82)	(1.77)	—	(0.36)	(0.36)	35.80	(4.77)	27,600	0.91	0.91	0.13	32
For the Year Ended October 31, 2022
A	$44.57	$(0.10)	$(5.43)	$(5.53)	$—	$(4.37)	$(4.37)	$34.67	(13.39)%	$710,176	1.26%	1.26%	(0.27)%	33%
C	32.92	(0.27)	(3.89)	(4.16)	—	(4.37)	(4.37)	24.39	(14.05)	84,595	2.03	2.03	(1.04)	33
I	47.93	(0.00)(9)	(5.88)	(5.88)	—	(4.37)	(4.37)	37.68	(13.16)	329,897	1.00	1.00	(0.01)	33
R3	45.63	(0.23)	(5.57)	(5.80)	—	(4.37)	(4.37)	35.46	(13.70)	24,849	1.61	1.61	(0.62)	33
R4	49.12	(0.13)	(6.03)	(6.16)	—	(4.37)	(4.37)	38.59	(13.44)	16,006	1.30	1.30	(0.31)	33
R5	52.49	(0.01)	(6.48)	(6.49)	—	(4.37)	(4.37)	41.63	(13.18)	10,102	1.01	1.01	(0.02)	33
R6	53.47	(0.02)	(6.55)	(6.57)	—	(4.37)	(4.37)	42.53	(13.08)	55,392	0.90	0.90	(0.05)	33
Y	53.38	0.00 (9)	(6.61)	(6.61)	—	(4.37)	(4.37)	42.40	(13.19)	52,172	1.00	1.00	0.01	33
F	48.18	0.04	(5.92)	(5.88)	—	(4.37)	(4.37)	37.93	(13.09)	34,909	0.90	0.90	0.09	33
For the Year Ended October 31, 2021
A	$40.91	$(0.15)	$8.98	$8.83	$—	$(5.17)	$(5.17)	$44.57	22.88%	$883,719	1.25%	1.24%	(0.36)%	51%
C	31.63	(0.36)	6.82	6.46	—	(5.17)	(5.17)	32.92	21.98	134,574	2.01	2.01	(1.12)	51
I	43.53	(0.04)	9.61	9.57	—	(5.17)	(5.17)	47.93	23.23	463,673	0.98	0.98	(0.10)	51
R3	41.90	(0.31)	9.21	8.90	—	(5.17)	(5.17)	45.63	22.46	32,550	1.59	1.59	(0.70)	51
R4	44.63	(0.19)	9.85	9.66	—	(5.17)	(5.17)	49.12	22.83	25,818	1.29	1.29	(0.40)	51
R5	47.24	(0.06)	10.48	10.42	—	(5.17)	(5.17)	52.49	23.21	12,933	1.00	1.00	(0.11)	51
R6	47.99	(0.00)(9)	10.65	10.65	—	(5.17)	(5.17)	53.47	23.33	6,091	0.89	0.89	(0.00)(10)	51
Y	47.95	(0.05)	10.65	10.60	—	(5.17)	(5.17)	53.38	23.24	122,793	0.99	0.98	(0.09)	51
F	43.70	(0.00)(9)	9.65	9.65	—	(5.17)	(5.17)	48.18	23.34	46,477	0.89	0.89	(0.00)(10)	51
The accompanying notes are an integral part of these financial statements.

58

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$25.69	$(0.07)	$0.24	$0.17	$—	$(5.44)	$(5.44)	$20.42	0.69%(5)	$1,453,177	1.16%(6)	1.15%(6)	(0.71)%(6)	24%
C	25.71	(0.16)	0.25	0.09	—	(5.44)	(5.44)	20.36	0.32 (5)	40,349	1.97 (6)	1.97 (6)	(1.52)(6)	24
I	27.60	(0.05)	0.26	0.21	—	(5.44)	(5.44)	22.37	0.80 (5)	491,457	0.90 (6)	0.90 (6)	(0.45)(6)	24
R3	30.01	(0.13)	0.28	0.15	—	(5.44)	(5.44)	24.72	0.50 (5)	37,503	1.49 (6)	1.49 (6)	(1.04)(6)	24
R4	32.76	(0.10)	0.31	0.21	—	(5.44)	(5.44)	27.53	0.66 (5)	27,104	1.19 (6)	1.19 (6)	(0.74)(6)	24
R5	34.98	(0.06)	0.33	0.27	—	(5.44)	(5.44)	29.81	0.81 (5)	28,359	0.89 (6)	0.89 (6)	(0.44)(6)	24
R6	35.79	(0.05)	0.35	0.30	—	(5.44)	(5.44)	30.65	0.88 (5)	118,804	0.77 (6)	0.77 (6)	(0.33)(6)	24
Y	35.57	(0.07)	0.35	0.28	—	(5.44)	(5.44)	30.41	0.82 (5)	55,609	0.88 (6)	0.88 (6)	(0.45)(6)	24
F	27.89	(0.04)	0.27	0.23	—	(5.44)	(5.44)	22.68	0.88 (5)	1,282,639	0.77 (6)	0.77 (6)	(0.32)(6)	24
For the Year Ended October 31, 2025
A	$26.13	$(0.14)	$1.37	$1.23	$—	$(1.67)	$(1.67)	$25.69	4.43%	$1,742,535	1.13%	1.12%	(0.54)%	81%
C	26.35	(0.34)	1.37	1.03	—	(1.67)	(1.67)	25.71	3.59	56,872	1.91	1.91	(1.33)	81
I	27.89	(0.08)	1.46	1.38	—	(1.67)	(1.67)	27.60	4.70	648,172	0.86	0.86	(0.28)	81
R3	30.37	(0.27)	1.58	1.31	—	(1.67)	(1.67)	30.01	4.06	41,723	1.48	1.48	(0.89)	81
R4	32.91	(0.19)	1.71	1.52	—	(1.67)	(1.67)	32.76	4.40	29,715	1.17	1.17	(0.59)	81
R5	34.94	(0.10)	1.81	1.71	—	(1.67)	(1.67)	34.98	4.70	30,880	0.86	0.86	(0.28)	81
R6	35.68	(0.06)	1.84	1.78	—	(1.67)	(1.67)	35.79	4.80	162,353	0.76	0.76	(0.17)	81
Y	35.51	(0.10)	1.83	1.73	—	(1.67)	(1.67)	35.57	4.68	101,850	0.86	0.86	(0.29)	81
F	28.14	(0.05)	1.47	1.42	—	(1.67)	(1.67)	27.89	4.81	1,474,555	0.76	0.76	(0.18)	81
For the Year Ended October 31, 2024
A	$21.67	$(0.16)	$5.21	$5.05	$—	$(0.59)	$(0.59)	$26.13	23.56%	$2,032,564	1.11%	1.11%	(0.62)%	51%
C(13)	22.56	(0.19)	4.57	4.38	—	(0.59)	(0.59)	26.35	22.49	98,029	1.92	1.92	(1.42)	51
I	23.04	(0.09)	5.53	5.44	—	(0.59)	(0.59)	27.89	23.86	884,230	0.84	0.84	(0.35)	51
R3	25.19	(0.29)	6.06	5.77	—	(0.59)	(0.59)	30.37	23.12	53,640	1.47	1.47	(0.97)	51
R4	27.18	(0.21)	6.53	6.32	—	(0.59)	(0.59)	32.91	23.50	42,977	1.17	1.14	(0.64)	51
R5	28.74	(0.12)	6.91	6.79	—	(0.59)	(0.59)	34.94	23.83	39,298	0.86	0.86	(0.37)	51
R6	29.30	(0.09)	7.06	6.97	—	(0.59)	(0.59)	35.68	23.99	321,761	0.75	0.75	(0.25)	51
Y	29.19	(0.12)	7.03	6.91	—	(0.59)	(0.59)	35.51	23.87	203,510	0.86	0.86	(0.36)	51
F	23.22	(0.07)	5.58	5.51	—	(0.59)	(0.59)	28.14	23.98	1,735,526	0.75	0.75	(0.26)	51
For the Year Ended October 31, 2023
A	$24.51	$(0.10)	$(0.49)	$(0.59)	$—	$(2.25)	$(2.25)	$21.67	(3.04)%	$1,934,771	1.11%	1.11%	(0.43)%	35%
C(13)	27.76	(0.30)	(0.40)	(0.70)	—	(4.50)	(4.50)	22.56	(3.74)	132,668	1.88	1.88	(1.18)	35
I	25.85	(0.04)	(0.52)	(0.56)	—	(2.25)	(2.25)	23.04	(2.75)	1,041,241	0.83	0.83	(0.14)	35
R3	28.24	(0.22)	(0.58)	(0.80)	—	(2.25)	(2.25)	25.19	(3.41)	51,787	1.47	1.46	(0.78)	35
R4	30.20	(0.13)	(0.64)	(0.77)	—	(2.25)	(2.25)	27.18	(3.06)	52,865	1.16	1.14	(0.44)	35
R5	31.72	(0.05)	(0.68)	(0.73)	—	(2.25)	(2.25)	28.74	(2.77)	59,432	0.84	0.84	(0.14)	35
R6	32.27	(0.02)	(0.70)	(0.72)	—	(2.25)	(2.25)	29.30	(2.69)	435,508	0.75	0.75	(0.05)	35
Y	32.19	(0.04)	(0.71)	(0.75)	—	(2.25)	(2.25)	29.19	(2.80)	288,853	0.85	0.83	(0.14)	35
F	26.02	(0.02)	(0.53)	(0.55)	—	(2.25)	(2.25)	23.22	(2.69)	1,653,322	0.75	0.75	(0.06)	35
The accompanying notes are an integral part of these financial statements.

59

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Fund – (continued)
For the Year Ended October 31, 2022
A	$37.01	$(0.10)	$(8.08)	$(8.18)	$(0.16)	$(4.16)	$(4.32)	$24.51	(24.83)%	$2,303,790	1.09%	1.09%	(0.35)%	44%
C(13)	45.78	(0.38)	(9.24)	(9.62)	(0.08)	(8.32)	(8.40)	27.76	(25.38)	208,963	1.86	1.86	(1.14)	44
I	38.77	(0.04)	(8.49)	(8.53)	(0.23)	(4.16)	(4.39)	25.85	(24.63)	1,712,201	0.87	0.86	(0.12)	44
R3	41.94	(0.23)	(9.31)	(9.54)	—	(4.16)	(4.16)	28.24	(25.08)	61,073	1.46	1.45	(0.71)	44
R4	44.51	(0.15)	(9.91)	(10.06)	(0.09)	(4.16)	(4.25)	30.20	(24.83)	86,083	1.16	1.14	(0.42)	44
R5	46.54	(0.06)	(10.38)	(10.44)	(0.22)	(4.16)	(4.38)	31.72	(24.62)	93,005	0.86	0.86	(0.15)	44
R6	47.29	(0.03)	(10.55)	(10.58)	(0.28)	(4.16)	(4.44)	32.27	(24.56)	758,617	0.74	0.74	(0.08)	44
Y	47.18	(0.04)	(10.53)	(10.57)	(0.26)	(4.16)	(4.42)	32.19	(24.58)	438,595	0.84	0.79	(0.10)	44
F	39.01	(0.00)(9)	(8.55)	(8.55)	(0.28)	(4.16)	(4.44)	26.02	(24.56)	1,937,017	0.74	0.74	(0.00)(10)	44
For the Year Ended October 31, 2021
A	$30.63	$0.10	$10.24	$10.34	$—	$(3.96)	$(3.96)	$37.01	35.51%	$3,446,674	1.08%	1.08%	0.28%	28%
C(13)	40.68	(0.24)	13.26	13.02	—	(7.92)	(7.92)	45.78	34.49	381,566	1.84	1.84	(0.52)	28
I	31.87	0.20	10.66	10.86	—	(3.96)	(3.96)	38.77	35.79	3,960,713	0.86	0.85	0.53	28
R3	34.38	(0.05)	11.57	11.52	—	(3.96)	(3.96)	41.94	35.03	100,113	1.45	1.45	(0.12)	28
R4	36.18	0.08	12.21	12.29	—	(3.96)	(3.96)	44.51	35.45	189,348	1.15	1.13	0.18	28
R5	37.58	0.23	12.69	12.92	—	(3.96)	(3.96)	46.54	35.84	319,470	0.83	0.83	0.52	28
R6	38.09	0.26	12.90	13.16	—	(3.96)	(3.96)	47.29	36.00	1,659,582	0.74	0.74	0.57	28
Y	38.02	0.24	12.88	13.12	—	(3.96)	(3.96)	47.18	35.96	970,296	0.84	0.77	0.52	28
F	32.00	0.23	10.74	10.97	—	(3.96)	(3.96)	39.01	36.01	2,898,529	0.74	0.74	0.61	28
The Hartford MidCap Value Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$15.73	$0.04	$1.86	$1.90	$(0.11)	$(0.61)	$(0.72)	$16.91	12.45%(5)	$429,814	1.13%(6)	1.12%(6)	0.47%(6)	85%
C	10.71	(0.02)	1.26	1.24	(0.00)(9)	(0.61)	(0.61)	11.34	12.00 (5)	2,199	1.99 (6)	1.99 (6)	(0.37)(6)	85
I	16.03	0.07	1.90	1.97	(0.17)	(0.61)	(0.78)	17.22	12.65 (5)	171,036	0.78 (6)	0.78 (6)	0.81 (6)	85
R3	16.98	0.01	2.03	2.04	(0.02)	(0.61)	(0.63)	18.39	12.25 (5)	5,401	1.46 (6)	1.46 (6)	0.13 (6)	85
R4	17.69	0.04	2.10	2.14	(0.10)	(0.61)	(0.71)	19.12	12.40 (5)	3,460	1.16 (6)	1.16 (6)	0.47 (6)	85
R5	18.08	0.07	2.15	2.22	(0.15)	(0.61)	(0.76)	19.54	12.61 (5)	2,589	0.86 (6)	0.86 (6)	0.73 (6)	85
R6	16.03	0.07	1.91	1.98	(0.18)	(0.61)	(0.79)	17.22	12.70 (5)	4,159	0.74 (6)	0.74 (6)	0.86 (6)	85
Y	18.15	0.07	2.17	2.24	(0.16)	(0.61)	(0.77)	19.62	12.64 (5)	7,017	0.85 (6)	0.85 (6)	0.73 (6)	85
F	16.03	0.07	1.91	1.98	(0.18)	(0.61)	(0.79)	17.22	12.70 (5)	557,753	0.74 (6)	0.74 (6)	0.85 (6)	85
For the Year Ended October 31, 2025
A	$17.66	$0.12	$0.10 (14)	$0.22	$(0.12)	$(2.03)	$(2.15)	$15.73	0.90%	$407,369	1.13%	1.13%	0.76%	192%
C	12.70	(0.01)	0.08 (14)	0.07	(0.03)	(2.03)	(2.06)	10.71	(0.04)	2,652	1.97	1.97	(0.07)	192
I	17.95	0.18	0.09 (14)	0.27	(0.16)	(2.03)	(2.19)	16.03	1.21	172,322	0.80	0.80	1.17	192
R3	18.90	0.07	0.10 (14)	0.17	(0.06)	(2.03)	(2.09)	16.98	0.53	6,818	1.47	1.47	0.41	192
R4	19.59	0.13	0.10 (14)	0.23	(0.10)	(2.03)	(2.13)	17.69	0.84	4,635	1.17	1.17	0.73	192
R5	19.99	0.19	0.09 (14)	0.28	(0.16)	(2.03)	(2.19)	18.08	1.12	2,362	0.87	0.87	1.03	192
R6	17.96	0.18	0.10 (14)	0.28	(0.18)	(2.03)	(2.21)	16.03	1.26	3,825	0.75	0.75	1.14	192
Y	20.05	0.19	0.10 (14)	0.29	(0.16)	(2.03)	(2.19)	18.15	1.17	6,153	0.86	0.86	1.02	192
F	17.96	0.18	0.10 (14)	0.28	(0.18)	(2.03)	(2.21)	16.03	1.25	517,956	0.75	0.75	1.14	192
The accompanying notes are an integral part of these financial statements.

60

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Value Fund – (continued)
For the Year Ended October 31, 2024
A	$14.57	$0.14	$4.06	$4.20	$(0.10)	$(1.01)	$(1.11)	$17.66	30.09%	$444,392	1.14%	1.14%	0.85%	132%
C	10.75	0.01	2.96	2.97	(0.01)	(1.01)	(1.02)	12.70	29.09	4,206	1.95	1.95	0.05	132
I	14.79	0.19	4.13	4.32	(0.15)	(1.01)	(1.16)	17.95	30.46	42,207	0.87	0.87	1.13	132
R3	15.52	0.09	4.35	4.44	(0.05)	(1.01)	(1.06)	18.90	29.70	7,316	1.48	1.48	0.51	132
R4	16.02	0.15	4.50	4.65	(0.07)	(1.01)	(1.08)	19.59	30.13	5,007	1.18	1.18	0.82	132
R5	16.35	0.21	4.58	4.79	(0.14)	(1.01)	(1.15)	19.99	30.46	2,614	0.88	0.88	1.11	132
R6	14.80	0.12	4.21	4.33	(0.16)	(1.01)	(1.17)	17.96	30.56	3,853	0.76	0.76	0.68	132
Y	16.40	0.21	4.59	4.80	(0.14)	(1.01)	(1.15)	20.05	30.42	7,591	0.87	0.87	1.14	132
F	14.80	0.21	4.12	4.33	(0.16)	(1.01)	(1.17)	17.96	30.56	537,796	0.76	0.76	1.23	132
For the Year Ended October 31, 2023
A	$16.14	$0.09	$(0.03)	$0.06	$(0.05)	$(1.58)	$(1.63)	$14.57	0.04%	$367,294	1.16%	1.16%	0.56%	84%
C	12.36	(0.03)	—	(0.03)	—	(1.58)	(1.58)	10.75	(0.75)	5,019	1.95	1.95	(0.22)	84
I	16.36	0.13	(0.03)	0.10	(0.09)	(1.58)	(1.67)	14.79	0.35	39,690	0.87	0.87	0.85	84
R3	17.10	0.04	(0.04)	—	—	(1.58)	(1.58)	15.52	(0.33)	5,694	1.48	1.48	0.24	84
R4	17.59	0.09	(0.04)	0.05	(0.04)	(1.58)	(1.62)	16.02	(0.04)	4,366	1.18	1.18	0.51	84
R5	17.91	0.15	(0.04)	0.11	(0.09)	(1.58)	(1.67)	16.35	0.33	1,959	0.88	0.88	0.84	84
R6	16.37	0.14	(0.02)	0.12	(0.11)	(1.58)	(1.69)	14.80	0.44	107	0.77	0.77	0.90	84
Y	17.96	0.15	(0.05)	0.10	(0.08)	(1.58)	(1.66)	16.40	0.35	6,527	0.87	0.87	0.85	84
F	16.37	0.15	(0.03)	0.12	(0.11)	(1.58)	(1.69)	14.80	0.43	449,999	0.77	0.77	0.95	84
For the Year Ended October 31, 2022
A	$18.14	$0.05	$(0.75)	$(0.70)	$(0.01)	$(1.29)	$(1.30)	$16.14	(4.34)%	$368,040	1.16%	1.16%	0.28%	85%
C	14.28	(0.07)	(0.56)	(0.63)	—	(1.29)	(1.29)	12.36	(5.07)	7,041	1.95	1.95	(0.51)	85
I	18.36	0.10	(0.75)	(0.65)	(0.06)	(1.29)	(1.35)	16.36	(4.01)	37,582	0.86	0.86	0.61	85
R3	19.18	(0.01)	(0.78)	(0.79)	—	(1.29)	(1.29)	17.10	(4.58)	6,108	1.49	1.48	(0.04)	85
R4	19.64	0.05	(0.81)	(0.76)	—	(1.29)	(1.29)	17.59	(4.31)	9,121	1.18	1.18	0.26	85
R5	19.97	0.10	(0.82)	(0.72)	(0.05)	(1.29)	(1.34)	17.91	(4.03)	2,020	0.89	0.89	0.55	85
R6 (15)	15.38	0.03	0.96 (14)	0.99	—	—	—	16.37	6.47 (5)	11	0.77 (6)	0.77 (6)	0.50 (6)	85
Y	20.02	0.11	(0.83)	(0.72)	(0.05)	(1.29)	(1.34)	17.96	(4.03)	7,814	0.87	0.87	0.55	85
F	18.37	0.11	(0.75)	(0.64)	(0.07)	(1.29)	(1.36)	16.37	(3.94)	449,385	0.77	0.77	0.68	85
For the Year Ended October 31, 2021
A	$12.21	$(0.00)(9)	$5.97	$5.97	$(0.04)	$—	$(0.04)	$18.14	48.99%	$363,955	1.18%	1.18%	0.03%	57%
C	9.66	(0.09)	4.71	4.62	—	—	—	14.28	47.83	8,931	1.96	1.96	(0.73)	57
I	12.36	0.06	6.02	6.08	(0.08)	—	(0.08)	18.36	49.39	25,307	0.85	0.85	0.36	57
R3	12.91	(0.05)	6.32	6.27	—	—	—	19.18	48.57	6,973	1.49	1.49	(0.28)	57
R4	13.21	(0.00)(9)	6.46	6.46	(0.03)	—	(0.03)	19.64	48.99	10,502	1.19	1.19	0.02	57
R5	13.44	0.06	6.56	6.62	(0.09)	—	(0.09)	19.97	49.39	2,142	0.89	0.89	0.31	57
Y	13.47	0.06	6.58	6.64	(0.09)	—	(0.09)	20.02	49.49	15,307	0.88	0.88	0.32	57
F	12.36	0.07	6.04	6.11	(0.10)	—	(0.10)	18.37	49.64	442,227	0.77	0.77	0.43	57
The accompanying notes are an integral part of these financial statements.

61

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders US MidCap Opportunities Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$19.08	$0.01	$2.74	$2.75	$(0.04)	$(1.80)	$(1.84)	$19.99	15.38%(5)	$251,738	1.15%(6)	1.15%(6)	0.10%(6)	31%
C	18.61	(0.06)	2.66	2.60	—	(1.80)	(1.80)	19.41	14.90 (5)	14,152	1.94 (6)	1.94 (6)	(0.69)(6)	31
I	20.23	0.03	2.91	2.94	(0.08)	(1.80)	(1.88)	21.29	15.44 (5)	478,193	0.92 (6)	0.92 (6)	0.33 (6)	31
R3	19.46	(0.02)	2.79	2.77	—	(1.80)	(1.80)	20.43	15.14 (5)	2,210	1.50 (6)	1.50 (6)	(0.25)(6)	31
R4	20.01	(0.00)(9)	2.88	2.88	(0.03)	(1.80)	(1.83)	21.06	15.31 (5)	442	1.22 (6)	1.22 (6)	0.02 (6)	31
R5	20.19	0.03	2.90	2.93	(0.08)	(1.80)	(1.88)	21.24	15.45 (5)	1,277	0.91 (6)	0.91 (6)	0.34 (6)	31
Y	20.22	0.03	2.91	2.94	(0.08)	(1.80)	(1.88)	21.28	15.47 (5)	50,240	0.91 (6)	0.91 (6)	0.34 (6)	31
F	20.25	0.04	2.91	2.95	(0.10)	(1.80)	(1.90)	21.30	15.52 (5)	150,605	0.80 (6)	0.80 (6)	0.45 (6)	31
SDR	20.30	0.04	2.92	2.96	(0.10)	(1.80)	(1.90)	21.36	15.53 (5)	69,586	0.80 (6)	0.80 (6)	0.45 (6)	31
For the Year Ended October 31, 2025
A	$19.57	$0.03	$1.10	$1.13	$(0.03)	$(1.59)	$(1.62)	$19.08	5.74%	$212,278	1.16%	1.16%	0.15%	62%
C	19.23	(0.11)	1.08	0.97	—	(1.59)	(1.59)	18.61	4.94	16,908	1.92	1.92	(0.59)	62
I	20.64	0.08	1.17	1.25	(0.07)	(1.59)	(1.66)	20.23	6.04	476,687	0.91	0.91	0.40	62
R3	19.96	(0.04)	1.13	1.09	—	(1.59)	(1.59)	19.46	5.39	1,870	1.52	1.52	(0.21)	62
R4	20.43	0.02	1.16	1.18	(0.01)	(1.59)	(1.60)	20.01	5.72	623	1.22	1.22	0.08	62
R5	20.60	0.08	1.17	1.25	(0.07)	(1.59)	(1.66)	20.19	6.03	987	0.92	0.92	0.39	62
Y	20.63	0.08	1.17	1.25	(0.07)	(1.59)	(1.66)	20.22	6.03	45,485	0.91	0.91	0.41	62
F	20.66	0.10	1.17	1.27	(0.09)	(1.59)	(1.68)	20.25	6.14	140,817	0.80	0.80	0.51	62
SDR	20.71	0.10	1.17	1.27	(0.09)	(1.59)	(1.68)	20.30	6.12	62,873	0.80	0.80	0.50	62
For the Year Ended October 31, 2024
A	$15.26	$0.06	$4.52	$4.58	$(0.05)	$(0.22)	$(0.27)	$19.57	30.29%	$177,860	1.16%	1.16%	0.32%	48%
C	15.07	(0.07)	4.45	4.38	—	(0.22)	(0.22)	19.23	29.32	34,455	1.91	1.91	(0.42)	48
I	16.08	0.11	4.75	4.86	(0.08)	(0.22)	(0.30)	20.64	30.58	550,887	0.91	0.90	0.58	48
R3	15.58	(0.00)(9)	4.60	4.60	—	(0.22)	(0.22)	19.96	29.78	1,799	1.52	1.52	(0.00)(10)	48
R4	15.93	0.05	4.71	4.76	(0.04)	(0.22)	(0.26)	20.43	30.17	502	1.22	1.22	0.27	48
R5	16.05	0.11	4.74	4.85	(0.08)	(0.22)	(0.30)	20.60	30.54	767	0.92	0.92	0.56	48
Y	16.06	0.11	4.76	4.87	(0.08)	(0.22)	(0.30)	20.63	30.65	56,661	0.91	0.91	0.59	48
F	16.09	0.13	4.76	4.89	(0.10)	(0.22)	(0.32)	20.66	30.73	138,758	0.81	0.81	0.68	48
SDR	16.12	0.13	4.78	4.91	(0.10)	(0.22)	(0.32)	20.71	30.80	58,637	0.81	0.81	0.67	48
For the Year Ended October 31, 2023
A	$15.92	$0.07	$(0.23)	$(0.16)	$(0.04)	$(0.46)	$(0.50)	$15.26	(1.12)%	$121,123	1.17%	1.17%	0.41%	34%
C	15.80	(0.05)	(0.22)	(0.27)	—	(0.46)	(0.46)	15.07	(1.85)	32,530	1.91	1.91	(0.31)	34
I	16.74	0.12	(0.24)	(0.12)	(0.08)	(0.46)	(0.54)	16.08	(0.84)	441,958	0.90	0.90	0.68	34
R3	16.26	0.01	(0.23)	(0.22)	—	(0.46)	(0.46)	15.58	(1.41)	1,742	1.53	1.53	0.07	34
R4	16.58	0.07	(0.23)	(0.16)	(0.03)	(0.46)	(0.49)	15.93	(1.10)	585	1.23	1.16	0.43	34
R5	16.71	0.11	(0.24)	(0.13)	(0.07)	(0.46)	(0.53)	16.05	(0.86)	592	0.93	0.93	0.63	34
Y	16.72	0.12	(0.25)	(0.13)	(0.07)	(0.46)	(0.53)	16.06	(0.86)	61,122	0.92	0.92	0.67	34
F	16.75	0.13	(0.24)	(0.11)	(0.09)	(0.46)	(0.55)	16.09	(0.74)	107,400	0.81	0.81	0.77	34
SDR	16.79	0.13	(0.25)	(0.12)	(0.09)	(0.46)	(0.55)	16.12	(0.81)	37,635	0.81	0.81	0.77	34
The accompanying notes are an integral part of these financial statements.

62

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders US MidCap Opportunities Fund – (continued)
For the Year Ended October 31, 2022
A	$20.63	$0.03	$(1.84)	$(1.81)	$—	$(2.90)	$(2.90)	$15.92	(10.46)%	$107,826	1.17%	1.17%	0.20%	42%
C	20.64	(0.09)	(1.85)	(1.94)	—	(2.90)	(2.90)	15.80	(11.16)	41,486	1.91	1.91	(0.54)	42
I	21.52	0.08	(1.94)	(1.86)	(0.02)	(2.90)	(2.92)	16.74	(10.25)	397,914	0.89	0.89	0.47	42
R3	21.07	(0.03)	(1.88)	(1.91)	—	(2.90)	(2.90)	16.26	(10.75)	1,820	1.52	1.52	(0.15)	42
R4	21.37	0.04	(1.93)	(1.89)	—	(2.90)	(2.90)	16.58	(10.47)	564	1.22	1.16	0.22	42
R5	21.47	0.08	(1.93)	(1.85)	(0.01)	(2.90)	(2.91)	16.71	(10.22)	309	0.92	0.92	0.42	42
Y	21.50	0.08	(1.95)	(1.87)	(0.01)	(2.90)	(2.91)	16.72	(10.29)	60,674	0.91	0.91	0.45	42
F	21.53	0.10	(1.95)	(1.85)	(0.03)	(2.90)	(2.93)	16.75	(10.18)	88,436	0.80	0.80	0.57	42
SDR	21.56	0.10	(1.94)	(1.84)	(0.03)	(2.90)	(2.93)	16.79	(10.12)	34,340	0.81	0.81	0.56	42
For the Year Ended October 31, 2021
A	$14.57	$(0.02)	$6.09	$6.07	$(0.01)	$—	$(0.01)	$20.63	41.71%	$106,982	1.16%	1.16%	(0.10)%	47%
C	14.67	(0.16)	6.13	5.97	—	—	—	20.64	40.70	54,795	1.90	1.90	(0.84)	47
I	15.19	0.03	6.36	6.39	(0.06)	—	(0.06)	21.52	42.13	457,621	0.89	0.89	0.17	47
R3	14.92	(0.09)	6.24	6.15	—	—	—	21.07	41.22	2,157	1.52	1.52	(0.46)	47
R4	15.08	(0.02)	6.31	6.29	—	—	—	21.37	41.71	856	1.22	1.17	(0.11)	47
R5	15.16	0.03	6.33	6.36	(0.05)	—	(0.05)	21.47	42.03	874	0.92	0.92	0.17	47
Y	15.18	0.03	6.34	6.37	(0.05)	—	(0.05)	21.50	42.05	82,958	0.91	0.91	0.15	47
F	15.20	0.05	6.35	6.40	(0.07)	—	(0.07)	21.53	42.23	83,647	0.80	0.80	0.26	47
SDR	15.23	0.05	6.35	6.40	(0.07)	—	(0.07)	21.56	42.14	51,180	0.80	0.80	0.26	47
Hartford Schroders US Small Cap Opportunities Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$29.29	$(0.03)	$4.20	$4.17	$—	$(3.86)	$(3.86)	$29.60	15.26%(5)	$32,006	1.44%(6)	1.27%(6)	(0.23)%(6)	25%
C	28.62	(0.14)	4.09	3.95	—	(3.86)	(3.86)	28.71	14.81 (5)	2,694	2.26 (6)	2.10 (6)	(1.05)(6)	25
I	31.60	(0.01)	4.57	4.56	—	(3.86)	(3.86)	32.30	15.39 (5)	108,465	1.15 (6)	1.10 (6)	(0.06)(6)	25
R3	30.20	(0.09)	4.34	4.25	—	(3.86)	(3.86)	30.59	15.05 (5)	1,229	1.75 (6)	1.65 (6)	(0.61)(6)	25
R4	31.04	(0.05)	4.48	4.43	—	(3.86)	(3.86)	31.61	15.24 (5)	655	1.46 (6)	1.35 (6)	(0.31)(6)	25
R5	31.61	(0.00)(9)	4.57	4.57	—	(3.86)	(3.86)	32.32	15.42 (5)	186	1.16 (6)	1.05 (6)	(0.01)(6)	25
Y	31.64	(0.00)(9)	4.57	4.57	—	(3.86)	(3.86)	32.35	15.41 (5)	5,973	1.15 (6)	1.05 (6)	(0.00)(6)(10)	25
F	31.79	0.01	4.60	4.61	—	(3.86)	(3.86)	32.54	15.47 (5)	13,990	1.04 (6)	0.95 (6)	0.09 (6)	25
SDR	31.84	0.01	4.60	4.61	—	(3.86)	(3.86)	32.59	15.44 (5)	11,618	1.04 (6)	0.95 (6)	0.09 (6)	25
For the Year Ended October 31, 2025
A	$29.30	$(0.07)	$2.04	$1.97	$—	$(1.98)	$(1.98)	$29.29	6.46%	$30,313	1.43%	1.35%	(0.24)%	44%
C	28.88	(0.27)	1.99	1.72	—	(1.98)	(1.98)	28.62	5.64	2,900	2.21	2.10	(0.98)	44
I	31.40	0.00 (9)	2.18	2.18	—	(1.98)	(1.98)	31.60	6.71	107,372	1.13	1.10	0.01	44
R3	30.24	(0.16)	2.10	1.94	—	(1.98)	(1.98)	30.20	6.14	1,117	1.74	1.65	(0.54)	44
R4	30.95	(0.08)	2.15	2.07	—	(1.98)	(1.98)	31.04	6.43	620	1.44	1.35	(0.25)	44
R5	31.39	0.02	2.18	2.20	—	(1.98)	(1.98)	31.61	6.78	261	1.14	1.05	0.05	44
Y	31.42	0.02	2.18	2.20	—	(1.98)	(1.98)	31.64	6.77	8,601	1.13	1.05	0.06	44
F	31.53	0.05	2.19	2.24	—	(1.98)	(1.98)	31.79	6.88	13,529	1.03	0.95	0.16	44
SDR	31.57	0.07	2.18	2.25	—	(1.98)	(1.98)	31.84	6.90	11,451	1.03	0.95	0.22	44
The accompanying notes are an integral part of these financial statements.

63

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders US Small Cap Opportunities Fund – (continued)
For the Year Ended October 31, 2024
A	$22.75	$(0.07)	$6.62	$6.55	$—	$—	$—	$29.30	28.79%	$31,604	1.40%	1.35%	(0.24)%	50%
C	22.59	(0.27)	6.56	6.29	—	—	—	28.88	27.84	4,519	2.16	2.10	(0.98)	50
I	24.34	0.01	7.07	7.08	(0.02)	—	(0.02)	31.40	29.11	130,280	1.10	1.10	0.02	50
R3	23.55	(0.15)	6.84	6.69	—	—	—	30.24	28.41	1,226	1.72	1.65	(0.54)	50
R4	24.03	(0.07)	6.99	6.92	—	—	—	30.95	28.80	493	1.42	1.35	(0.24)	50
R5	24.33	0.03	7.07	7.10	(0.04)	—	(0.04)	31.39	29.19	233	1.12	1.05	0.09	50
Y	24.35	0.03	7.08	7.11	(0.04)	—	(0.04)	31.42	29.20	8,710	1.11	1.05	0.10	50
F	24.44	0.05	7.11	7.16	(0.07)	—	(0.07)	31.53	29.31	14,280	1.00	0.95	0.16	50
SDR	24.47	0.04	7.13	7.17	(0.07)	—	(0.07)	31.57	29.31	62,391	1.00	0.95	0.13	50
For the Year Ended October 31, 2023
A	$26.06	$(0.02)	$(3.07)	$(3.09)	$—	$(0.22)	$(0.22)	$22.75	(11.94)%	$27,434	1.39%	1.35%	(0.08)%	42%
C	26.07	(0.21)	(3.05)	(3.26)	—	(0.22)	(0.22)	22.59	(12.59)	4,529	2.14	2.10	(0.83)	42
I	27.79	0.05	(3.28)	(3.23)	—	(0.22)	(0.22)	24.34	(11.70)	156,580	1.09	1.09	0.17	42
R3	27.05	(0.11)	(3.17)	(3.28)	—	(0.22)	(0.22)	23.55	(12.21)	1,234	1.71	1.65	(0.39)	42
R4	27.51	(0.02)	(3.24)	(3.26)	—	(0.22)	(0.22)	24.03	(11.93)	578	1.41	1.35	(0.08)	42
R5	27.77	0.06	(3.28)	(3.22)	—	(0.22)	(0.22)	24.33	(11.67)	640	1.11	1.05	0.21	42
Y	27.79	0.06	(3.28)	(3.22)	—	(0.22)	(0.22)	24.35	(11.66)	26,336	1.10	1.05	0.22	42
F	27.87	0.09	(3.30)	(3.21)	—	(0.22)	(0.22)	24.44	(11.59)	13,531	0.99	0.95	0.32	42
SDR	27.90	0.09	(3.30)	(3.21)	—	(0.22)	(0.22)	24.47	(11.58)	25,262	1.00	0.95	0.32	42
For the Year Ended October 31, 2022
A	$33.48	$(0.08)	$(3.65)	$(3.73)	$—	$(3.69)	$(3.69)	$26.06	(12.56)%	$32,403	1.37%	1.35%	(0.30)%	38%
C	33.73	(0.29)	(3.68)	(3.97)	—	(3.69)	(3.69)	26.07	(13.24)	6,440	2.13	2.10	(1.05)	38
I	35.38	(0.01)	(3.89)	(3.90)	—	(3.69)	(3.69)	27.79	(12.35)	179,554	1.09	1.09	(0.04)	38
R3	34.71	(0.17)	(3.80)	(3.97)	—	(3.69)	(3.69)	27.05	(12.83)	989	1.70	1.65	(0.59)	38
R4	35.14	(0.09)	(3.85)	(3.94)	—	(3.69)	(3.69)	27.51	(12.57)	636	1.41	1.35	(0.29)	38
R5	35.34	—	(3.88)	(3.88)	—	(3.69)	(3.69)	27.77	(12.30)	455	1.11	1.05	—	38
Y	35.37	—	(3.89)	(3.89)	—	(3.69)	(3.69)	27.79	(12.32)	34,407	1.10	1.05	—	38
F	35.42	0.03	(3.89)	(3.86)	—	(3.69)	(3.69)	27.87	(12.21)	16,017	0.99	0.95	0.10	38
SDR	35.46	0.03	(3.90)	(3.87)	—	(3.69)	(3.69)	27.90	(12.23)	37,043	0.99	0.95	0.11	38
For the Year Ended October 31, 2021
A	$23.20	$(0.11)	$10.39	$10.28	$—	$—	$—	$33.48	44.31%	$38,561	1.38%	1.35%	(0.34)%	56%
C	23.54	(0.34)	10.53	10.19	—	—	—	33.73	43.29	8,574	2.12	2.10	(1.09)	56
I	24.45	(0.02)	10.97	10.95	(0.02)	—	(0.02)	35.38	44.78	219,197	1.08	1.07	(0.06)	56
R3	24.11	(0.21)	10.81	10.60	—	—	—	34.71	43.97	1,379	1.70	1.63	(0.64)	56
R4	24.35	(0.11)	10.90	10.79	—	—	—	35.14	44.31	739	1.40	1.35	(0.34)	56
R5	24.44	(0.02)	10.95	10.93	(0.03)	—	(0.03)	35.34	44.75	687	1.10	1.05	(0.06)	56
Y	24.46	(0.01)	10.95	10.94	(0.03)	—	(0.03)	35.37	44.75	38,267	1.09	1.05	(0.05)	56
F	24.49	0.02	10.97	10.99	(0.06)	—	(0.06)	35.42	44.92	17,664	0.99	0.95	0.06	56
SDR	24.52	0.02	10.98	11.00	(0.06)	—	(0.06)	35.46	44.91	34,111	0.99	0.95	0.06	56
The accompanying notes are an integral part of these financial statements.

64

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Cap Growth Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$42.26	$(0.19)	$5.17	$4.98	$—	$(3.58)	$(3.58)	$43.66	12.52%(5)	$167,167	1.40%(6)	1.39%(6)	(0.96)%(6)	38%
C	44.00	(0.36)	5.37	5.01	—	(3.58)	(3.58)	45.43	12.06 (5)	1,297	2.17 (6)	2.17 (6)	(1.73)(6)	38
I	46.92	(0.14)	5.78	5.64	—	(3.58)	(3.58)	48.98	12.69 (5)	32,956	1.06 (6)	1.06 (6)	(0.63)(6)	38
R3	40.57	(0.23)	4.95	4.72	—	(3.58)	(3.58)	41.71	12.39 (5)	6,221	1.63 (6)	1.62 (6)	(1.19)(6)	38
R4	45.37	(0.20)	5.58	5.38	—	(3.58)	(3.58)	47.17	12.54 (5)	5,586	1.34 (6)	1.34 (6)	(0.91)(6)	38
R5	50.66	(0.15)	6.27	6.12	—	(3.58)	(3.58)	53.20	12.70 (5)	849	1.04 (6)	1.04 (6)	(0.60)(6)	38
R6	52.30	(0.12)	6.49	6.37	—	(3.58)	(3.58)	55.09	12.79 (5)	46,900	0.92 (6)	0.92 (6)	(0.49)(6)	38
Y	52.24	(0.14)	6.47	6.33	—	(3.58)	(3.58)	54.99	12.72 (5)	10,697	1.03 (6)	0.99 (6)	(0.56)(6)	38
F	47.47	(0.11)	5.86	5.75	—	(3.58)	(3.58)	49.64	12.78 (5)	33,151	0.92 (6)	0.92 (6)	(0.49)(6)	38
For the Year Ended October 31, 2025
A	$44.74	$(0.35)	$4.31	$3.96	$(0.55)	$(5.89)	$(6.44)	$42.26	8.90%	$157,549	1.41%	1.40%	(0.90)%	92%
C	46.31	(0.68)	4.47	3.79	(0.21)	(5.89)	(6.10)	44.00	8.10	1,276	2.16	2.16	(1.66)	92
I	48.98	(0.23)	4.75	4.52	(0.69)	(5.89)	(6.58)	46.92	9.33	47,204	1.02	1.02	(0.52)	92
R3	43.16	(0.42)	4.16	3.74	(0.44)	(5.89)	(6.33)	40.57	8.68	5,796	1.63	1.61	(1.12)	92
R4	47.57	(0.35)	4.60	4.25	(0.56)	(5.89)	(6.45)	45.37	8.99	5,330	1.33	1.33	(0.83)	92
R5	52.47	(0.29)	5.05	4.76	(0.68)	(5.89)	(6.57)	50.66	9.16	898	1.03	1.03	(0.58)	92
R6	53.90	(0.20)	5.22	5.02	(0.73)	(5.89)	(6.62)	52.30	9.43	42,703	0.91	0.91	(0.42)	92
Y	53.75	(0.24)	5.23	4.99	(0.61)	(5.89)	(6.50)	52.24	9.39	12,573	1.01	0.98	(0.49)	92
F	49.48	(0.18)	4.79	4.61	(0.73)	(5.89)	(6.62)	47.47	9.45	32,458	0.91	0.91	(0.41)	92
For the Year Ended October 31, 2024
A	$35.01	$(0.31)	$11.44	$11.13	$—	$(1.40)	$(1.40)	$44.74	32.54%	$168,088	1.33%	1.32%	(0.73)%	68%
C(13)	37.74	(0.36)	10.33	9.97	—	(1.40)	(1.40)	46.31	31.45	1,576	2.13	2.13	(1.54)	68
I	38.08	(0.17)	12.47	12.30	—	(1.40)	(1.40)	48.98	33.00	51,243	0.96	0.96	(0.37)	68
R3	33.90	(0.39)	11.05	10.66	—	(1.40)	(1.40)	43.16	32.20	5,050	1.58	1.57	(0.98)	68
R4	37.13	(0.30)	12.14	11.84	—	(1.40)	(1.40)	47.57	32.59	8,361	1.27	1.27	(0.68)	68
R5	40.71	(0.19)	13.35	13.16	—	(1.40)	(1.40)	52.47	32.98	16,496	0.97	0.97	(0.38)	68
R6	41.74	(0.13)	13.69	13.56	—	(1.40)	(1.40)	53.90	33.13	35,905	0.87	0.87	(0.27)	68
Y	41.66	(0.15)	13.64	13.49	—	(1.40)	(1.40)	53.75	33.05	33,532	0.97	0.93	(0.31)	68
F	38.42	(0.13)	12.59	12.46	—	(1.40)	(1.40)	49.48	33.13	29,300	0.86	0.86	(0.27)	68
For the Year Ended October 31, 2023
A	$37.07	$(0.22)	$(1.84)	$(2.06)	$—	$—	$—	$35.01	(5.56)%	$141,362	1.32%	1.31%	(0.58)%	53%
C(13)	40.28	(0.56)	(1.98)	(2.54)	—	—	—	37.74	(6.31)	1,276	2.09	2.09	(1.35)	53
I	40.17	(0.08)	(2.01)	(2.09)	—	—	—	38.08	(5.20)	46,723	0.94	0.94	(0.20)	53
R3	35.99	(0.31)	(1.78)	(2.09)	—	—	—	33.90	(5.81)	5,115	1.57	1.56	(0.84)	53
R4	39.30	(0.21)	(1.96)	(2.17)	—	—	—	37.13	(5.52)	7,774	1.26	1.26	(0.53)	53
R5	42.94	(0.08)	(2.15)	(2.23)	—	—	—	40.71	(5.19)	12,394	0.93	0.93	(0.19)	53
R6	43.99	(0.05)	(2.20)	(2.25)	—	—	—	41.74	(5.11)	34,009	0.85	0.85	(0.11)	53
Y	43.94	(0.09)	(2.19)	(2.28)	—	—	—	41.66	(5.19)	103,032	0.95	0.92	(0.19)	53
F	40.50	(0.05)	(2.03)	(2.08)	—	—	—	38.42	(5.14)	25,243	0.85	0.85	(0.13)	53
The accompanying notes are an integral part of these financial statements.

65

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Cap Growth Fund – (continued)
For the Year Ended October 31, 2022
A	$64.88	$(0.30)	$(15.38)	$(15.68)	$—	$(12.13)	$(12.13)	$37.07	(28.75)%	$163,293	1.25%	1.24%	(0.72)%	42%
C(13)	82.68	(0.72)	(17.42)	(18.14)	—	(24.26)	(24.26)	40.28	(29.27)	2,197	1.98	1.98	(1.44)	42
I	69.03	(0.17)	(16.56)	(16.73)	—	(12.13)	(12.13)	40.17	(28.50)	66,150	0.89	0.89	(0.36)	42
R3	63.50	(0.41)	(14.97)	(15.38)	—	(12.13)	(12.13)	35.99	(28.93)	6,107	1.52	1.51	(0.99)	42
R4	67.99	(0.31)	(16.25)	(16.56)	—	(12.13)	(12.13)	39.30	(28.72)	11,684	1.21	1.21	(0.69)	42
R5	72.91	(0.20)	(17.64)	(17.84)	—	(12.13)	(12.13)	42.94	(28.51)	20,591	0.91	0.91	(0.39)	42
R6	74.32	(0.14)	(18.06)	(18.20)	—	(12.13)	(12.13)	43.99	(28.44)	57,807	0.80	0.80	(0.28)	42
Y	74.28	(0.17)	(18.04)	(18.21)	—	(12.13)	(12.13)	43.94	(28.47)	145,027	0.91	0.86	(0.34)	42
F	69.43	(0.13)	(16.67)	(16.80)	—	(12.13)	(12.13)	40.50	(28.42)	27,582	0.80	0.80	(0.28)	42
For the Year Ended October 31, 2021
A	$51.35	$(0.42)	$18.27	$17.85	$—	$(4.32)	$(4.32)	$64.88	35.73%	$256,061	1.18%	1.18%	(0.67)%	48%
C(13)	68.44	(1.10)	23.98	22.88	—	(8.64)	(8.64)	82.68	34.80	8,102	1.89	1.89	(1.37)	48
I	54.23	(0.22)	19.34	19.12	—	(4.32)	(4.32)	69.03	36.21	120,135	0.83	0.83	(0.33)	48
R3	50.47	(0.59)	17.94	17.35	—	(4.32)	(4.32)	63.50	35.34	8,637	1.48	1.47	(0.97)	48
R4	53.64	(0.42)	19.09	18.67	—	(4.32)	(4.32)	67.99	35.74	21,098	1.17	1.17	(0.64)	48
R5	57.10	(0.25)	20.38	20.13	—	(4.32)	(4.32)	72.91	36.15	86,788	0.87	0.87	(0.36)	48
R6	58.07	(0.18)	20.75	20.57	—	(4.32)	(4.32)	74.32	36.31	84,908	0.76	0.76	(0.25)	48
Y	58.07	(0.22)	20.75	20.53	—	(4.32)	(4.32)	74.28	36.24	268,416	0.87	0.81	(0.31)	48
F	54.48	(0.15)	19.42	19.27	—	(4.32)	(4.32)	69.43	36.32	36,439	0.76	0.76	(0.23)	48
Hartford Small Cap Value Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$12.26	$0.08	$2.12	$2.20	$(0.11)	$(0.70)	$(0.81)	$13.65	18.66%(5)	$56,249	1.25%(6)	1.24%(6)	1.35%(6)	33%
C	10.14	0.03	1.75	1.78	(0.02)	(0.70)	(0.72)	11.20	18.22 (5)	1,070	2.06 (6)	2.05 (6)	0.57 (6)	33
I	12.30	0.10	2.13	2.23	(0.15)	(0.70)	(0.85)	13.68	18.88 (5)	15,849	0.92 (6)	0.92 (6)	1.63 (6)	33
R3	12.89	0.07	2.25	2.32	(0.09)	(0.70)	(0.79)	14.42	18.60 (5)	582	1.53 (6)	1.50 (6)	1.09 (6)	33
R4	13.14	0.09	2.30	2.39	(0.13)	(0.70)	(0.83)	14.70	18.82 (5)	284	1.21 (6)	1.20 (6)	1.38 (6)	33
R5	13.12	0.11	2.27	2.38	(0.16)	(0.70)	(0.86)	14.64	18.87 (5)	211	0.89 (6)	0.89 (6)	1.69 (6)	33
R6	13.12	0.12	2.28	2.40	(0.18)	(0.70)	(0.88)	14.64	18.99 (5)	17,700	0.81 (6)	0.80 (6)	1.78 (6)	33
Y	13.09	0.11	2.27	2.38	(0.17)	(0.70)	(0.87)	14.60	18.89 (5)	116,755	0.90 (6)	0.85 (6)	1.71 (6)	33
F	12.29	0.10	2.15	2.25	(0.18)	(0.70)	(0.88)	13.66	19.05 (5)	57,156	0.81 (6)	0.80 (6)	1.65 (6)	33
For the Year Ended October 31, 2025
A	$12.71	$0.16	$(0.05)	$0.11	$(0.17)	$(0.39)	$(0.56)	$12.26	0.58%	$50,266	1.29%	1.28%	1.29%	60%
C	10.58	0.05	(0.02)	0.03	(0.08)	(0.39)	(0.47)	10.14	(0.14)	1,072	2.09	2.05	0.54	60
I	12.75	0.21	(0.06)	0.15	(0.21)	(0.39)	(0.60)	12.30	0.88	7,496	1.01	1.00	1.67	60
R3	13.34	0.14	(0.05)	0.09	(0.15)	(0.39)	(0.54)	12.89	0.35	627	1.56	1.50	1.07	60
R4	13.59	0.17	(0.04)	0.13	(0.19)	(0.39)	(0.58)	13.14	0.63	230	1.26	1.20	1.33	60
R5	13.56	0.21	(0.03)	0.18	(0.23)	(0.39)	(0.62)	13.12	1.00	171	0.94	0.90	1.62	60
R6	13.56	0.23	(0.04)	0.19	(0.24)	(0.39)	(0.63)	13.12	1.10	14,101	0.84	0.80	1.73	60
Y	13.53	0.19	(0.01)	0.18	(0.23)	(0.39)	(0.62)	13.09	1.05	84,429	0.95	0.85	1.50	60
F	12.75	0.22	(0.05)	0.17	(0.24)	(0.39)	(0.63)	12.29	1.01	25,035	0.84	0.80	1.78	60
The accompanying notes are an integral part of these financial statements.

66

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Small Cap Value Fund – (continued)
For the Year Ended October 31, 2024
A	$9.97	$0.20	$2.90	$3.10	$(0.15)	$(0.21)	$(0.36)	$12.71	31.56%	$54,975	1.32%	1.30%	1.66%	46%
C	8.34	0.10	2.41	2.51	(0.06)	(0.21)	(0.27)	10.58	30.54	1,299	2.13	2.05	1.01	46
I	10.00	0.23	2.91	3.14	(0.18)	(0.21)	(0.39)	12.75	31.96	21,189	1.02	1.00	1.96	46
R3	10.45	0.18	3.04	3.22	(0.12)	(0.21)	(0.33)	13.34	31.29	650	1.60	1.50	1.45	46
R4	10.64	0.22	3.10	3.32	(0.16)	(0.21)	(0.37)	13.59	31.67	179	1.30	1.20	1.72	46
R5	10.62	0.33	3.01	3.34	(0.19)	(0.21)	(0.40)	13.56	32.01	119	1.00	0.90	2.68	46
R6	10.62	0.27	3.09	3.36	(0.21)	(0.21)	(0.42)	13.56	32.14	10,301	0.88	0.80	2.15	46
Y	10.60	0.28	3.06	3.34	(0.20)	(0.21)	(0.41)	13.53	32.04	2,617	0.99	0.85	2.26	46
F	10.00	0.25	2.92	3.17	(0.21)	(0.21)	(0.42)	12.75	32.23	33,353	0.88	0.80	2.13	46
For the Year Ended October 31, 2023
A	$11.40	$0.12	$(0.54)	$(0.42)	$(0.16)	$(0.85)	$(1.01)	$9.97	(4.16)%	$45,431	1.32%	1.30%	1.16%	52%
C	9.69	0.04	(0.46)	(0.42)	(0.08)	(0.85)	(0.93)	8.34	(4.94)	1,496	2.12	2.05	0.42	52
I	11.44	0.16	(0.56)	(0.40)	(0.19)	(0.85)	(1.04)	10.00	(3.94)	17,685	1.01	1.00	1.46	52
R3	11.90	0.11	(0.57)	(0.46)	(0.14)	(0.85)	(0.99)	10.45	(4.35)	531	1.59	1.50	0.98	52
R4	12.10	0.12	(0.56)	(0.44)	(0.17)	(0.85)	(1.02)	10.64	(4.08)	128	1.29	1.20	1.06	52
R5	12.08	0.18	(0.59)	(0.41)	(0.20)	(0.85)	(1.05)	10.62	(3.80)	1,855	0.99	0.90	1.54	52
R6	12.07	0.19	(0.58)	(0.39)	(0.21)	(0.85)	(1.06)	10.62	(3.63)	8,004	0.88	0.80	1.65	52
Y	12.05	0.18	(0.57)	(0.39)	(0.21)	(0.85)	(1.06)	10.60	(3.68)	2,448	0.98	0.85	1.61	52
F	11.43	0.18	(0.55)	(0.37)	(0.21)	(0.85)	(1.06)	10.00	(3.66)	23,870	0.88	0.80	1.69	52
For the Year Ended October 31, 2022
A	$13.36	$0.13	$(1.22)	$(1.09)	$(0.09)	$(0.78)	$(0.87)	$11.40	(8.86)%	$51,422	1.29%	1.28%	1.05%	59%
C	11.48	0.03	(1.04)	(1.01)	—	(0.78)	(0.78)	9.69	(9.54)	1,922	2.10	2.05	0.29	59
I	13.40	0.16	(1.22)	(1.06)	(0.12)	(0.78)	(0.90)	11.44	(8.56)	21,402	0.98	0.98	1.35	59
R3	13.91	0.11	(1.28)	(1.17)	(0.06)	(0.78)	(0.84)	11.90	(9.05)	760	1.57	1.45	0.90	59
R4	14.13	0.16	(1.31)	(1.15)	(0.10)	(0.78)	(0.88)	12.10	(8.79)	42	1.26	1.20	1.29	59
R5	14.10	0.17	(1.27)	(1.10)	(0.14)	(0.78)	(0.92)	12.08	(8.48)	1,756	0.97	0.90	1.36	59
R6	14.10	0.18	(1.28)	(1.10)	(0.15)	(0.78)	(0.93)	12.07	(8.46)	7,821	0.85	0.80	1.48	59
Y	14.07	0.18	(1.28)	(1.10)	(0.14)	(0.78)	(0.92)	12.05	(8.46)	2,887	0.96	0.85	1.53	59
F	13.40	0.19	(1.23)	(1.04)	(0.15)	(0.78)	(0.93)	11.43	(8.46)	38,106	0.85	0.80	1.54	59
For the Year Ended October 31, 2021
A	$8.29	$0.10	$5.06	$5.16	$(0.09)	$—	$(0.09)	$13.36	62.61%	$59,496	1.30%	1.28%	0.78%	60%
C	7.12	(0.00)(9)	4.37	4.37	(0.01)	—	(0.01)	11.48	61.49	3,098	2.09	2.04	0.01	60
I	8.31	0.15	5.06	5.21	(0.12)	—	(0.12)	13.40	63.20	32,905	0.97	0.96	1.12	60
R3	8.62	0.09	5.27	5.36	(0.07)	—	(0.07)	13.91	62.45	931	1.56	1.39	0.69	60
R4	8.76	0.12	5.35	5.47	(0.10)	—	(0.10)	14.13	62.83	53	1.26	1.20	0.88	60
R5	8.74	0.15	5.34	5.49	(0.13)	—	(0.13)	14.10	63.34	24	0.96	0.90	1.12	60
R6	8.74	0.16	5.35	5.51	(0.15)	—	(0.15)	14.10	63.49	1,508	0.85	0.80	1.24	60
Y	8.73	0.17	5.31	5.48	(0.14)	—	(0.14)	14.07	63.26	1,947	0.95	0.85	1.22	60
F	8.31	0.16	5.08	5.24	(0.15)	—	(0.15)	13.40	63.53	76,702	0.84	0.80	1.26	60
The accompanying notes are an integral part of these financial statements.

67

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Company Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$21.94	$(0.09)	$2.00	$1.91	$—	$—	$—	$23.85	8.71%(5)	$331,441	1.29%(6)	1.28%(6)	(0.78)%(6)	24%
C	19.55	(0.16)	1.77	1.61	—	—	—	21.16	8.24 (5)	1,249	2.13 (6)	2.13 (6)	(1.63)(6)	24
I	24.53	(0.06)	2.24	2.18	—	—	—	26.71	8.89 (5)	19,381	1.01 (6)	1.01 (6)	(0.50)(6)	24
R3	24.61	(0.14)	2.24	2.10	—	—	—	26.71	8.53 (5)	9,707	1.60 (6)	1.60 (6)	(1.09)(6)	24
R4	27.71	(0.11)	2.52	2.41	—	—	—	30.12	8.70 (5)	8,067	1.29 (6)	1.29 (6)	(0.79)(6)	24
R5	30.77	(0.08)	2.81	2.73	—	—	—	33.50	8.87 (5)	1,471	1.00 (6)	1.00 (6)	(0.49)(6)	24
R6	31.94	(0.06)	2.91	2.85	—	—	—	34.79	8.92 (5)	10,221	0.88 (6)	0.88 (6)	(0.38)(6)	24
Y	31.70	(0.08)	2.90	2.82	—	—	—	34.52	8.90 (5)	3,799	0.98 (6)	0.98 (6)	(0.47)(6)	24
F	24.90	(0.05)	2.27	2.22	—	—	—	27.12	8.92 (5)	279,008	0.88 (6)	0.88 (6)	(0.38)(6)	24
For the Year Ended October 31, 2025
A	$19.87	$(0.14)	$2.21	$2.07	$—	$—	$—	$21.94	10.42%	$320,582	1.30%	1.30%	(0.71)%	71%
C	17.86	(0.28)	1.97	1.69	—	—	—	19.55	9.46	1,330	2.13	2.13	(1.55)	71
I	22.16	(0.09)	2.46	2.37	—	—	—	24.53	10.69	19,145	1.00	1.00	(0.42)	71
R3	22.36	(0.23)	2.48	2.25	—	—	—	24.61	10.06	9,452	1.60	1.60	(1.02)	71
R4	25.11	(0.18)	2.78	2.60	—	—	—	27.71	10.35	7,584	1.30	1.30	(0.72)	71
R5	27.79	(0.12)	3.10	2.98	—	—	—	30.77	10.72	1,274	1.00	1.00	(0.42)	71
R6	28.82	(0.09)	3.21	3.12	—	—	—	31.94	10.83	9,826	0.89	0.89	(0.31)	71
Y	28.64	(0.12)	3.18	3.06	—	—	—	31.70	10.68	3,215	0.99	0.99	(0.41)	71
F	22.46	(0.07)	2.51	2.44	—	—	—	24.90	10.86	262,749	0.89	0.89	(0.30)	71
For the Year Ended October 31, 2024
A	$14.89	$(0.12)	$5.10	$4.98	$—	$—	$—	$19.87	33.45%	$322,034	1.30%	1.29%	(0.62)%	37%
C(13)	13.50	(0.13)	4.49	4.36	—	—	—	17.86	32.30	1,989	2.16	2.16	(1.48)	37
I	16.55	(0.07)	5.68	5.61	—	—	—	22.16	33.90	24,889	0.98	0.98	(0.32)	37
R3	16.80	(0.20)	5.76	5.56	—	—	—	22.36	33.10	10,706	1.60	1.60	(0.93)	37
R4	18.81	(0.15)	6.45	6.30	—	—	—	25.11	33.49	8,539	1.29	1.29	(0.63)	37
R5	20.76	(0.08)	7.11	7.03	—	—	—	27.79	33.86	1,830	1.00	1.00	(0.32)	37
R6	21.50	(0.06)	7.38	7.32	—	—	—	28.82	34.05	9,741	0.88	0.88	(0.22)	37
Y	21.38	(0.07)	7.33	7.26	—	—	—	28.64	33.96	4,499	0.99	0.99	(0.28)	37
F	16.76	(0.05)	5.75	5.70	—	—	—	22.46	34.01	261,708	0.88	0.88	(0.22)	37
For the Year Ended October 31, 2023
A	$16.30	$(0.08)	$(1.33)	$(1.41)	$—	$—	$—	$14.89	(8.59)%	$265,550	1.31%	1.31%	(0.48)%	48%
C(13)	14.90	(0.18)	(1.22)	(1.40)	—	—	—	13.50	(9.40)	2,584	2.14	2.14	(1.28)	48
I	18.06	(0.03)	(1.48)	(1.51)	—	—	—	16.55	(8.36)	22,387	1.00	1.00	(0.16)	48
R3	18.45	(0.14)	(1.51)	(1.65)	—	—	—	16.80	(8.94)	9,054	1.61	1.61	(0.78)	48
R4	20.59	(0.10)	(1.68)	(1.78)	—	—	—	18.81	(8.60)	7,204	1.31	1.31	(0.48)	48
R5	22.66	(0.03)	(1.87)	(1.90)	—	—	—	20.76	(8.38)	2,859	1.01	1.01	(0.15)	48
R6	23.44	(0.02)	(1.92)	(1.94)	—	—	—	21.50	(8.24)	7,199	0.89	0.89	(0.07)	48
Y	23.34	(0.00)(9)	(1.96)	(1.96)	—	—	—	21.38	(8.40)	6,959	1.00	1.00	0.01	48
F	18.27	(0.01)	(1.50)	(1.51)	—	—	—	16.76	(8.26)	215,475	0.89	0.89	(0.06)	48
The accompanying notes are an integral part of these financial statements.

68

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Company Fund – (continued)
For the Year Ended October 31, 2022
A	$30.24	$(0.13)	$(7.28)	$(7.41)	$—	$(6.53)	$(6.53)	$16.30	(30.20)%	$319,971	1.27%	1.26%	(0.69)%	90%
C(13)	35.30	(0.28)	(7.06)	(7.34)	—	(13.06)	(13.06)	14.90	(30.76)	4,678	2.10	2.10	(1.54)	90
I	32.69	(0.09)	(8.01)	(8.10)	—	(6.53)	(6.53)	18.06	(30.01)	31,819	0.99	0.99	(0.42)	90
R3	33.41	(0.22)	(8.21)	(8.43)	—	(6.53)	(6.53)	18.45	(30.43)	10,250	1.59	1.59	(1.01)	90
R4	36.39	(0.17)	(9.10)	(9.27)	—	(6.53)	(6.53)	20.59	(30.21)	9,040	1.29	1.29	(0.72)	90
R5	39.26	(0.11)	(9.96)	(10.07)	—	(6.53)	(6.53)	22.66	(30.01)	4,603	0.99	0.99	(0.41)	90
R6	40.33	(0.07)	(10.29)	(10.36)	—	(6.53)	(6.53)	23.44	(29.92)	6,580	0.87	0.87	(0.27)	90
Y	40.25	(0.10)	(10.28)	(10.38)	—	(6.53)	(6.53)	23.34	(30.05)	39,131	0.95	0.95	(0.36)	90
F	32.96	(0.06)	(8.10)	(8.16)	—	(6.53)	(6.53)	18.27	(29.93)	239,580	0.87	0.87	(0.29)	90
For the Year Ended October 31, 2021
A	$25.50	$(0.30)	$7.82	$7.52	$—	$(2.78)	$(2.78)	$30.24	30.50%	$502,923	1.23%	1.22%	(1.02)%	123%
C(13)	31.94	(0.66)	9.58	8.92	—	(5.56)	(5.56)	35.30	29.39	9,324	2.05	2.05	(1.85)	123
I	27.31	(0.25)	8.41	8.16	—	(2.78)	(2.78)	32.69	30.84	59,421	0.95	0.95	(0.77)	123
R3	28.02	(0.45)	8.62	8.17	—	(2.78)	(2.78)	33.41	30.04	15,527	1.57	1.57	(1.37)	123
R4	30.22	(0.38)	9.33	8.95	—	(2.78)	(2.78)	36.39	30.46	15,320	1.26	1.26	(1.06)	123
R5	32.33	(0.30)	10.01	9.71	—	(2.78)	(2.78)	39.26	30.85	6,782	0.97	0.97	(0.78)	123
R6	33.12	(0.28)	10.27	9.99	—	(2.78)	(2.78)	40.33	30.97	5,954	0.85	0.85	(0.69)	123
Y	33.07	(0.29)	10.25	9.96	—	(2.78)	(2.78)	40.25	30.92	45,590	0.91	0.91	(0.72)	123
F	27.49	(0.21)	8.46	8.25	—	(2.78)	(2.78)	32.96	30.98	333,061	0.85	0.85	(0.65)	123

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Ratios do not include expenses of other investment companies, if applicable.
(4)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(5)	Not annualized.
(6)	Annualized.
(7)	Excludes in-kind transactions (See Note 12 in the Notes to Financial Statements).
(8)
The “Net Realized and Unrealized Gain (Loss) on Investments” and “Total from Net Investment Income” for Classes I, R4 and R5 shares have been updated since the October 31, 2021
Annual Report to reflect a non-material change of $0.01 to these amounts.

(9)	Amount is less than $0.01 per share.
(10)	Amount is less than 0.01%.
(11)
The expense ratio includes expenses associated with The Hartford Growth Opportunities Fund’s shareholder meeting held on December 13, 2023, which was ultimately adjourned until January 23, 2024. If these expenses were excluded, the ratios would have been as follows: 1.07% (Class A), 1.89% (Class C), 0.83% (Class I), 1.44% (Class R3), 1.13%
(Class R4), 0.83% (Class R5), 0.73% (Class R6), 0.81% (Class Y) and 0.73% (Class F).

(12)	Per share amounts have been adjusted for a 4 for 1 reverse share split on September 13, 2024 (See Note 14 in the Notes to Financial Statements).
(13)	Per share amounts have been adjusted for a 2 for 1 reverse share split on September 13, 2024 (See Note 14 in the Notes to Financial Statements).
(14)
Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(15)	Commenced operations on June 22, 2022.
The accompanying notes are an integral part of these financial statements.

69

Hartford Domestic Equity Funds
 Notes to Financial Statements
 April 30, 2026 (Unaudited)

1.
Organization:
The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a "Company" and collectively, the "Companies") are each an open-end registered management investment company comprised of thirty-six and twelve series, respectively, as of April 30, 2026. Financial statements for the series of each Company listed below (each, a "Fund" and collectively, the "Funds") are included in this report.
The Hartford Mutual Funds, Inc.:	Classes
The Hartford Capital Appreciation Fund (the "Capital Appreciation Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford Core Equity Fund (the "Core Equity Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Dividend and Growth Fund (the "Dividend and Growth Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Equity Income Fund (the "Equity Income Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Healthcare Fund (the "Healthcare Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford MidCap Fund (the "MidCap Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford MidCap Value Fund (the "MidCap Value Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford Small Cap Value Fund (the "Small Cap Value Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Small Company Fund (the "Small Company Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Mutual Funds II, Inc.:
The Hartford Growth Opportunities Fund (the "Growth Opportunities Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford Schroders US MidCap Opportunities Fund (the "US MidCap Opportunities Fund")	A, C, I, R3, R4, R5, Y, F and SDR
Hartford Schroders US Small Cap Opportunities Fund (the "US Small Cap Opportunities Fund")	A, C, I, R3, R4, R5, Y, F and SDR
The Hartford Small Cap Growth Fund (the "Small Cap Growth Fund")	A, C, I, R3, R4, R5, R6, Y and F
Class A shares of each Fund are sold with a front-end sales charge of up to 5.50%. Class C shares of each Fund are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y, F and SDR shares do not have a sales charge.
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services.

70

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, each Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order

71

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, such Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which such Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements. As of April 30, 2026, there were no repurchase agreements purchased through joint trading accounts.
g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business  on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the

72

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the respective Company's Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund, except Dividend and Growth Fund and Equity Income Fund, is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Dividend and Growth Fund and Equity Income Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
h)
Segment Reporting – The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund’s financial statements and financial highlights.
3.
Securities and Other Investments:
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2026.
4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by a Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange.

73

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2026, each of Capital Appreciation Fund and Core Equity Fund had used futures contracts.
b)
Additional Derivative Instrument Information:
Capital Appreciation Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$862,562	$—	$862,562
Total	$—	$—	$—	$862,562	$—	$862,562

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(1,129,932)	$—	$(1,129,932)
Total	$—	$—	$—	$(1,129,932)	$—	$(1,129,932)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$195,719	$—	$195,719
Total	$—	$—	$—	$195,719	$—	$195,719
For the period ended April 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	264
Core Equity Fund
The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(780,600)	$—	$(780,600)
Total	$—	$—	$—	$(780,600)	$—	$(780,600)

74

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Core Equity Fund – (continued)
For the period ended April 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	39
c)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2026:
Capital Appreciation Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$862,562	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	862,562	—
Derivatives not subject to a MNA	(862,562)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.

75

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2026. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
Management evaluated each Fund's investments in foreign markets for the current tax year. As of April 30, 2026, the Funds have not incurred foreign income tax payments that met the disclosure threshold.
b)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2025 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Small Company Fund	$82,771,142	$—
During the year ended October 31, 2025, Growth Opportunities Fund utilized $36,591,279 and Small Company Fund utilized $33,154,186 of prior year capital loss carryforwards.
The Capital Appreciation Fund, Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, Healthcare Fund, MidCap Fund, MidCap Value Fund, US MidCap Opportunities Fund, US Small Cap Opportunities Fund, Small Cap Growth Fund and Small Cap Value Fund had no capital loss carryforwards for U.S. federal tax purposes as of October 31, 2025.
During the year ended October 31, 2025, Growth Opportunities Fund deferred $27,495,480, Healthcare Fund deferred $1,232,046, US Small Cap Opportunities Fund deferred $17,070, Small Cap Growth Fund deferred $1,864,855 and Small Company Fund deferred $3,366,204 late year ordinary losses.
c)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2026 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Capital Appreciation Fund	$4,056,827,879	$2,055,053,112	$(115,568,783)	$1,939,484,329
Core Equity Fund	6,120,995,545	5,546,727,303	(223,425,834)	5,323,301,469
Dividend and Growth Fund	12,416,698,617	6,228,155,026	(365,506,920)	5,862,648,106
Equity Income Fund	4,077,920,575	1,033,131,323	(180,375,702)	852,755,621
Growth Opportunities Fund	3,852,869,723	2,891,136,682	(144,587,690)	2,746,548,992
Healthcare Fund	507,612,887	240,908,440	(28,414,524)	212,493,916
MidCap Fund	2,770,002,785	1,008,575,639	(271,036,961)	737,538,678
MidCap Value Fund	944,423,913	256,106,332	(11,605,611)	244,500,721
US MidCap Opportunities Fund	711,073,330	318,220,342	(31,380,993)	286,839,349
US Small Cap Opportunities Fund	123,659,760	61,325,487	(5,570,405)	55,755,082
Small Cap Growth Fund	221,690,609	101,643,403	(11,524,694)	90,118,709
Small Cap Value Fund	243,680,311	51,352,912	(17,693,427)	33,659,485
Small Company Fund	475,228,025	223,818,490	(31,397,396)	192,421,094
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund's investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Insurance Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund.  HFMC has entered into sub-advisory agreements with each of Wellington Management Company LLP (“Wellington Management”) and Schroder Investment Management North America Inc. (“SIMNA”).  Wellington Management serves as a sub-adviser to each of Capital Appreciation Fund, Core Equity Fund, Dividend

76

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

and Growth Fund, Equity Income Fund, Growth Opportunities Fund, Healthcare Fund, MidCap Fund, MidCap Value Fund, Small Cap Growth Fund, Small Cap Value Fund and Small Company Fund (each a “Wellington Sub-Advised Fund” and collectively, the “Wellington Sub-Advised Funds”). Wellington Management performs the daily investment of the assets for the Wellington Sub-Advised Funds. SIMNA serves as the sub-adviser to each of US MidCap Opportunities Fund and US Small Cap Opportunities Fund (each a “Schroders Sub-Advised Fund” and collectively, the “Schroders Sub-Advised Funds”). SIMNA performs the daily investment of the assets for the Schroders Sub-Advised Funds. HFMC pays a sub-advisory fee to the respective sub-adviser out of its management fee.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2026; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
Capital Appreciation Fund	0.8000% on first $500 million and;
0.7000% on next $500 million and;
0.6500% on next $4 billion and;
0.6475% on next $5 billion and;
0.6450% over $10 billion
Core Equity Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $1.5 billion and;
0.3250% on next $2.5 billion and;
0.3225% over $5 billion
Dividend and Growth Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion
Equity Income Fund	0.7500% on first $250 million and;
0.7000% on next $250 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5900% on next $2.5 billion and;
0.5875% over $5 billion
Growth Opportunities Fund	0.8000% on first $250 million and;
0.7000% on next $4.75 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion
Healthcare Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% on next $4 billion and;
0.7975% on next $5 billion and;
0.7950% over $10 billion
MidCap Fund	0.8500% on first $500 million and;
0.7500% on next $500 million and;
0.7000% on next $4 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion
MidCap Value Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion
US MidCap Opportunities Fund	0.7500% on first $1 billion and;
0.7000% on next $1.5 billion and;
0.6500% on next $2.5 billion and;
0.6450% on next $5 billion and;
0.6400% over $10 billion

77

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Fund	Management Fee Rates
US Small Cap Opportunities Fund	0.9000% on first $1 billion and;
0.8900% on next $4 billion and;
0.8800% on next $5 billion and;
0.8700% over $10 billion
Small Cap Growth Fund	0.9000% on first $100 million and;
0.8000% on next $150 million and;
0.7000% on next $250 million and;
0.6500% on next $4.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion
Small Cap Value Fund	0.7000% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion
Small Company Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $500 million and;
0.7000% on next $500 million and;
0.6500% on next $3.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion
b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street. In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)
Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2026, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) through February 28, 2027 (unless the applicable Board of Directors approves its earlier termination) as follows for the following Funds:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
US Small Cap Opportunities Fund	1.27%	2.10%	1.10%	1.65%	1.35%	1.05%	N/A	1.05%	0.95%	0.95%
Small Cap Value Fund	1.30%	2.05%	1.00%	1.50%	1.20%	0.90%	0.80%	0.85%	0.80%	N/A
From November 1, 2025 through February 27, 2026, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) as follows for the following Fund:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
US Small Cap Opportunities Fund	1.35%	2.10%	1.10%	1.65%	1.35%	1.05%	1.05%	0.95%	0.95%
d)
Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the six-month period ended April 30, 2026, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The impacted annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the six-month period ended April 30, 2026 is as follows: Capital Appreciation Fund Class I (0.79%) and Class F (0.69%), Growth Opportunities Fund Class Y (0.83%),

78

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

MidCap Fund Class C (1.96%), MidCap Value Fund Class R5 (0.85%), Small Cap Growth Fund Class C (2.16%), Class R4 (1.33%) and Class R5 (1.03%) and Small Company Fund Class I (1.00%) and Class Y (0.97%). The amount of fees recaptured by the other Funds did not impact the ratio of expenses to average net assets in the financial highlights.
e)
Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2026, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:
Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Capital Appreciation Fund	$448,659	$2,321
Core Equity Fund	540,045	20,789
Dividend and Growth Fund	957,805	8,619
Equity Income Fund	328,141	4,922
Growth Opportunities Fund	746,956	5,416
Healthcare Fund	40,149	421
MidCap Fund	156,877	2,457
MidCap Value Fund	94,104	2,308
US MidCap Opportunities Fund	77,983	607
US Small Cap Opportunities Fund	5,938	334
Small Cap Growth Fund	18,364	579
Small Cap Value Fund	11,358	104
Small Company Fund	59,727	962
The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable share class of the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)
Remuneration Paid to Directors and Officers – For the six-month period ended April 30, 2026, the remuneration paid to directors is disclosed in the Statements of Operations under the caption "Board of Directors' fees." The Funds pay a portion of each Company's chief compliance officer’s ("CCO") compensation, but otherwise do not pay salaries or compensation to any of their officers or directors who are employed by HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2026, the compensation paid to the CCO is included on the Statements of Operations as “Chief Compliance Officer fees”.
g)
Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds

79

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Management Group, Inc. ("HFMG"), allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.250%
Class C	0.250%
Class I	0.200%
Class R3	0.220%
Class R4	0.170%
Class R5	0.120%
Class R6	0.004%
Class Y	0.110%
Class F	0.004%
Class SDR	0.004%
Effective February 27, 2026, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for the share classes of the Funds listed below through February 28, 2027, unless the applicable Board of Directors approves its earlier termination.
Fund	Class A	Class I	Class Y
Core Equity Fund	N/A	0.095%	N/A
Dividend and Growth Fund	N/A	0.108%	N/A
Growth Opportunities Fund	N/A	0.103%	N/A
Small Cap Growth Fund	0.234%	N/A	0.079%
From November 1, 2025 through February 27, 2026, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class I	Class Y
Core Equity Fund	0.093%	N/A
Dividend and Growth Fund	0.103%	N/A
Equity Income Fund	0.109%	N/A
Small Cap Growth Fund	N/A	0.074%

Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended April 30, 2026, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Capital Appreciation Fund	0.10%	0.17%	0.10%	0.22%	0.16%	0.12%	0.00%*	0.11%	0.00%*	N/A
Core Equity Fund	0.09%	0.11%	0.09%	0.22%	0.17%	0.12%	0.00%*	0.10%	0.00%*	N/A
Dividend and Growth Fund	0.08%	0.11%	0.10%	0.22%	0.17%	0.11%	0.00%*	0.11%	0.00%*	N/A
Equity Income Fund	0.08%	0.11%	0.11%	0.22%	0.16%	0.10%	0.00%*	0.10%	0.00%*	N/A
Growth Opportunities Fund	0.09%	0.14%	0.11%	0.22%	0.17%	0.12%	0.00%*	0.10%	0.00%*	N/A
Healthcare Fund	0.13%	0.21%	0.11%	0.20%	0.14%	0.12%	0.00%*	0.11%	0.00%*	N/A
MidCap Fund	0.14%	0.20%	0.13%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*	N/A
MidCap Value Fund	0.13%	0.25%	0.04%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*	N/A
US MidCap Opportunities Fund	0.10%	0.14%	0.12%	0.20%	0.17%	0.11%	N/A	0.11%	0.00%*	0.00%*
US Small Cap Opportunities Fund	0.16%	0.22%	0.11%	0.21%	0.17%	0.12%	N/A	0.11%	0.00%*	0.00%*
Small Cap Growth Fund	0.23%	0.25%	0.14%	0.22%	0.17%	0.12%	0.00%*	0.08%	0.00%*	N/A
Small Cap Value Fund	0.19%	0.25%	0.12%	0.22%	0.15%	0.08%	0.00%*	0.09%	0.00%*	N/A
Small Company Fund	0.16%	0.25%	0.13%	0.22%	0.16%	0.12%	0.00%*	0.10%	0.00%*	N/A

*	Percentage rounds to zero.

80

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

8.
Securities Lending:
A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of April 30, 2026.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Capital Appreciation Fund	$5,954,528	$6,075,450	$—
Core Equity Fund	62,202,201	—	63,520,600 (2)
Dividend and Growth Fund	78,397,899	67,868,011	12,231,562 (2)
Equity Income Fund	49,645,202	51,718,390	—
Growth Opportunities Fund	82,709,567	—	84,462,628 (2)
Healthcare Fund	5,128,318	1,467,300	3,882,328 (2)
MidCap Fund	51,785,364	1,595,772	51,330,898 (2)
MidCap Value Fund	10,451,147	10,676,533	—
US MidCap Opportunities Fund	17,966,032	18,382,564	—
US Small Cap Opportunities Fund	6,971,605	6,425,147	721,055 (2)
Small Cap Growth Fund	13,241,390	7,349,003	6,258,560 (2)
Small Cap Value Fund	12,626,309	12,452,654	461,615 (2)
Small Company Fund	6,672,702	4,800,420	2,027,216 (2)

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing.

(2)	The non-cash collateral consisted of U.S. Government securities.

81

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

9.
Affiliate Holdings:
As of April 30, 2026, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
MidCap Value Fund	—	—	—	0%*	—	—	0%*	—	—	N/A
US MidCap Opportunities Fund	—	—	—	—	0%*	0%*	N/A	—	—	—
US Small Cap Opportunities Fund	—	—	—	—	—	0%*	N/A	—	—	—
Small Cap Value Fund	—	—	—	—	0%*	10%	—	—	—	N/A

*	Percentage rounds to zero.

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
MidCap Value Fund	—	—	—	0%*	—	—	0%*	—	—	N/A
US MidCap Opportunities Fund	—	—	—	—	0%*	0%*	N/A	—	—	—
US Small Cap Opportunities Fund	—	—	—	—	—	0%*	N/A	—	—	—
Small Cap Value Fund	—	—	—	—	0%*	0%*	—	—	—	N/A

*	Percentage rounds to zero.
As of April 30, 2026, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund*
Capital Appreciation Fund	8%
Core Equity Fund	3%
Dividend and Growth Fund	4%
Equity Income Fund	4%
Growth Opportunities Fund	3%
MidCap Fund	1%
MidCap Value Fund	1%
Small Cap Growth Fund	9%
Small Cap Value Fund	12%
Small Company Fund	7%

*	As of April 30, 2026, affiliated funds of funds and the 529 plan were invested in Class F shares.

82

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

10.
Investment Transactions:
For the six-month period ended April 30, 2026, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Capital Appreciation Fund(1)	$2,670,149,402	$2,614,526,879	$2,670,149,402	$2,614,526,879
Core Equity Fund	2,233,033,116	2,938,912,661	2,233,033,116	2,938,912,661
Dividend and Growth Fund	5,279,746,676	6,616,657,539	5,279,746,676	6,616,657,539
Equity Income Fund	1,605,969,656	1,980,145,320	1,605,969,656	1,980,145,320
Growth Opportunities Fund	1,997,472,183	2,322,624,224	1,997,472,183	2,322,624,224
Healthcare Fund	201,530,491	311,366,941	201,530,491	311,366,941
MidCap Fund	910,699,564	1,709,812,928	910,699,564	1,709,812,928
MidCap Value Fund	977,976,211	1,053,282,642	977,976,211	1,053,282,642
US MidCap Opportunities Fund	289,090,470	387,608,866	289,090,470	387,608,866
US Small Cap Opportunities Fund	42,959,017	67,196,615	42,959,017	67,196,615
Small Cap Growth Fund	111,783,597	149,613,954	111,783,597	149,613,954
Small Cap Value Fund	121,580,331	72,601,299	121,580,331	72,601,299
Small Company Fund	151,573,842	174,099,223	151,573,842	174,099,223

(1)	Excludes in-kind transactions (See Note 12 in the Notes to Financial Statements).
11.
Capital Share Transactions:
The following information is for the six-month period ended April 30, 2026 and the year ended October 31, 2025:
	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Capital Appreciation Fund
Class A
Shares Sold	889,990	$39,408,973	1,746,787	$75,616,460
Shares Issued for Reinvested Dividends	6,853,509	307,313,777	10,476,417	464,458,146
Shares Redeemed	(7,384,720)	(327,663,236)	(14,185,126)	(613,212,206)
Net Increase (Decrease)	358,779	19,059,514	(1,961,922)	(73,137,600)
Class C
Shares Sold	57,942	$1,426,852	214,625	$5,443,397
Shares Issued for Reinvested Dividends	228,169	5,633,497	354,212	9,145,045
Shares Redeemed	(487,147)	(11,879,362)	(751,161)	(18,893,225)
Net Increase (Decrease)	(201,036)	(4,819,013)	(182,324)	(4,304,783)
Class I
Shares Sold	550,348	$24,715,501	1,419,893	$62,376,700
Shares Issued for Reinvested Dividends	723,519	32,794,865	1,109,618	49,672,814
Shares Redeemed	(1,320,184)	(59,211,189)	(2,912,422)	(126,853,640)
Net Increase (Decrease)	(46,317)	(1,700,823)	(382,911)	(14,804,126)
Class R3
Shares Sold	18,999	$991,244	47,852	$2,438,192
Shares Issued for Reinvested Dividends	29,019	1,542,917	47,178	2,455,003
Shares Redeemed	(61,432)	(3,237,701)	(139,544)	(7,121,538)
Net Increase (Decrease)	(13,414)	(703,540)	(44,514)	(2,228,343)
Class R4
Shares Sold	11,446	$638,223	37,836	$2,103,560
Shares Issued for Reinvested Dividends	19,132	1,086,297	32,775	1,811,789
Shares Redeemed	(21,237)	(1,178,868)	(202,426)	(11,331,362)
Net Increase (Decrease)	9,341	545,652	(131,815)	(7,416,013)
Class R5
Shares Sold	21,700	$1,284,333	40,450	$2,289,519
Shares Issued for Reinvested Dividends	17,533	1,027,899	27,914	1,590,710
Shares Redeemed	(61,861)	(3,597,193)	(97,966)	(5,579,550)
Net Increase (Decrease)	(22,628)	(1,284,961)	(29,602)	(1,699,321)

83

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class R6
Shares Sold	39,833	$2,376,111	48,781	$2,730,573
Shares Issued for Reinvested Dividends	28,961	1,714,723	42,254	2,429,922
Shares Redeemed	(38,393)	(2,224,430)	(99,033)	(5,565,806)
Net Increase (Decrease)	30,401	1,866,404	(7,998)	(405,311)
Class Y
Shares Sold	10,103	$600,132	24,003	$1,363,943
Shares Issued for Reinvested Dividends	21,532	1,275,920	37,222	2,142,855
Shares Redeemed	(42,078)	(2,469,684)	(124,833)	(6,990,115)
Net Increase (Decrease)	(10,443)	(593,632)	(63,608)	(3,483,317)
Class F(1)
Shares Sold	13,862,854	$621,616,554	2,076,497	$86,539,429
Shares Issued for Reinvested Dividends	1,133,646	51,394,736	1,675,909	75,015,704
Shares Redeemed	(14,826,290)	(663,836,199)	(3,880,837)	(168,335,275)
Net Increase (Decrease)	170,210	9,175,091	(128,431)	(6,780,142)
Total Net Increase (Decrease)	274,893	$21,544,692	(2,933,125)	$(114,258,956)

Core Equity Fund
Class A
Shares Sold	1,599,313	$87,856,717	3,520,549	$190,326,709
Shares Issued for Reinvested Dividends	4,008,524	218,056,416	2,925,023	158,961,558
Shares Redeemed	(3,972,794)	(218,916,882)	(5,545,778)	(301,037,549)
Net Increase (Decrease)	1,635,043	86,996,251	899,794	48,250,718
Class C
Shares Sold	154,729	$7,394,599	405,457	$19,320,947
Shares Issued for Reinvested Dividends	725,042	34,185,731	611,358	29,363,523
Shares Redeemed	(1,215,005)	(57,937,949)	(2,227,637)	(106,944,067)
Net Increase (Decrease)	(335,234)	(16,357,619)	(1,210,822)	(58,259,597)
Class I
Shares Sold	3,217,954	$179,970,314	7,967,575	$432,401,917
Shares Issued for Reinvested Dividends	5,788,018	316,726,013	4,660,820	254,445,285
Shares Redeemed	(10,711,231)	(594,306,571)	(16,624,880)	(902,608,381)
Net Increase (Decrease)	(1,705,259)	(97,610,244)	(3,996,485)	(215,761,179)
Class R3
Shares Sold	50,656	$2,814,881	181,059	$9,981,290
Shares Issued for Reinvested Dividends	92,919	5,143,079	79,481	4,390,871
Shares Redeemed	(162,968)	(9,241,995)	(381,968)	(21,366,013)
Net Increase (Decrease)	(19,393)	(1,284,035)	(121,428)	(6,993,852)
Class R4
Shares Sold	57,812	$3,324,304	222,415	$12,669,752
Shares Issued for Reinvested Dividends	208,225	11,843,796	162,331	9,176,503
Shares Redeemed	(611,357)	(35,058,971)	(505,992)	(28,608,872)
Net Increase (Decrease)	(345,320)	(19,890,871)	(121,246)	(6,762,617)
Class R5
Shares Sold	55,652	$3,122,976	226,114	$12,400,232
Shares Issued for Reinvested Dividends	170,584	9,435,743	235,429	12,979,007
Shares Redeemed	(1,093,310)	(65,075,328)	(919,953)	(50,701,661)
Net Increase (Decrease)	(867,074)	(52,516,609)	(458,410)	(25,322,422)
Class R6
Shares Sold	1,837,697	$102,862,708	6,388,415	$371,756,862
Shares Issued for Reinvested Dividends	2,507,658	139,644,113	1,855,876	102,890,374
Shares Redeemed	(5,264,689)	(294,854,366)	(7,898,657)	(438,761,196)
Net Increase (Decrease)	(919,334)	(52,347,545)	345,634	35,886,040
Class Y
Shares Sold	240,735	$13,578,739	797,632	$43,889,435
Shares Issued for Reinvested Dividends	860,377	47,872,637	686,207	38,023,641
Shares Redeemed	(1,680,752)	(93,779,825)	(2,247,319)	(124,470,478)
Net Increase (Decrease)	(579,640)	(32,328,449)	(763,480)	(42,557,402)

84

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class F
Shares Sold	11,212,508	$619,850,954	18,656,866	$1,015,101,841
Shares Issued for Reinvested Dividends	7,609,455	416,974,197	4,793,766	261,953,903
Shares Redeemed	(7,929,332)	(440,164,569)	(13,391,260)	(734,140,046)
Net Increase (Decrease)	10,892,631	596,660,582	10,059,372	542,915,698
Total Net Increase (Decrease)	7,756,420	$411,321,461	4,632,929	$271,395,387

Dividend and Growth Fund
Class A
Shares Sold	3,012,194	$106,212,797	6,521,929	$225,559,461
Shares Issued for Reinvested Dividends	16,198,360	562,900,235	14,060,744	485,007,766
Shares Redeemed	(12,071,879)	(425,285,847)	(20,093,740)	(697,158,737)
Net Increase (Decrease)	7,138,675	243,827,185	488,933	13,408,490
Class C
Shares Sold	287,001	$9,542,716	642,561	$21,293,802
Shares Issued for Reinvested Dividends	615,539	20,163,105	568,843	18,607,012
Shares Redeemed	(786,045)	(26,122,997)	(1,781,846)	(58,382,424)
Net Increase (Decrease)	116,495	3,582,824	(570,442)	(18,481,610)
Class I
Shares Sold	11,314,654	$394,118,118	33,723,637	$1,170,793,827
Shares Issued for Reinvested Dividends	13,704,509	472,406,038	13,166,460	450,919,881
Shares Redeemed	(22,783,501)	(794,642,145)	(52,631,680)	(1,796,866,004)
Net Increase (Decrease)	2,235,662	71,882,011	(5,741,583)	(175,152,296)
Class R3
Shares Sold	112,209	$4,058,151	251,463	$8,852,038
Shares Issued for Reinvested Dividends	164,348	5,847,846	140,672	4,952,354
Shares Redeemed	(283,467)	(10,226,355)	(389,003)	(13,714,000)
Net Increase (Decrease)	(6,910)	(320,358)	3,132	90,392
Class R4
Shares Sold	169,543	$6,156,724	285,781	$10,170,794
Shares Issued for Reinvested Dividends	228,441	8,223,175	207,907	7,395,971
Shares Redeemed	(575,992)	(21,121,489)	(505,706)	(17,933,928)
Net Increase (Decrease)	(178,008)	(6,741,590)	(12,018)	(367,163)
Class R5
Shares Sold	277,625	$10,129,528	591,920	$21,303,106
Shares Issued for Reinvested Dividends	238,987	8,658,904	248,321	8,885,919
Shares Redeemed	(516,842)	(18,984,518)	(1,668,224)	(59,444,046)
Net Increase (Decrease)	(230)	(196,086)	(827,983)	(29,255,021)
Class R6
Shares Sold	2,816,032	$102,866,363	6,532,910	$235,310,445
Shares Issued for Reinvested Dividends	3,074,308	111,359,418	2,714,585	97,154,387
Shares Redeemed	(4,605,498)	(169,654,914)	(8,745,595)	(315,217,659)
Net Increase (Decrease)	1,284,842	44,570,867	501,900	17,247,173
Class Y
Shares Sold	674,461	$24,816,928	1,723,949	$62,380,250
Shares Issued for Reinvested Dividends	1,182,051	42,823,173	1,490,550	53,327,341
Shares Redeemed	(1,439,957)	(52,825,217)	(8,669,835)	(307,218,761)
Net Increase (Decrease)	416,555	14,814,884	(5,455,336)	(191,511,170)
Class F
Shares Sold	10,155,961	$354,107,755	25,901,554	$888,424,178
Shares Issued for Reinvested Dividends	21,795,321	750,526,537	19,223,910	657,849,857
Shares Redeemed	(26,858,392)	(938,994,857)	(43,977,539)	(1,517,851,146)
Net Increase (Decrease)	5,092,890	165,639,435	1,147,925	28,422,889
Total Net Increase (Decrease)	16,099,971	$537,059,172	(10,465,472)	$(355,598,316)

85

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Equity Income Fund
Class A
Shares Sold	1,957,043	$40,991,497	4,412,634	$91,757,871
Shares Issued for Reinvested Dividends	10,142,436	207,328,676	8,455,443	174,469,213
Shares Redeemed	(8,695,949)	(181,971,664)	(14,473,847)	(303,124,862)
Net Increase (Decrease)	3,403,530	66,348,509	(1,605,770)	(36,897,778)
Class C
Shares Sold	143,532	$2,987,523	319,928	$6,628,197
Shares Issued for Reinvested Dividends	373,115	7,572,753	352,651	7,220,196
Shares Redeemed	(736,688)	(15,270,191)	(1,481,119)	(30,641,442)
Net Increase (Decrease)	(220,041)	(4,709,915)	(808,540)	(16,793,049)
Class I
Shares Sold	3,844,364	$79,788,004	12,027,334	$249,419,435
Shares Issued for Reinvested Dividends	7,284,442	147,216,975	6,331,182	129,376,639
Shares Redeemed	(12,517,743)	(259,731,044)	(21,107,124)	(436,625,509)
Net Increase (Decrease)	(1,388,937)	(32,726,065)	(2,748,608)	(57,829,435)
Class R3
Shares Sold	72,355	$1,524,204	148,713	$3,136,886
Shares Issued for Reinvested Dividends	109,688	2,249,615	91,702	1,896,814
Shares Redeemed	(128,050)	(2,663,714)	(466,897)	(10,074,636)
Net Increase (Decrease)	53,993	1,110,105	(226,482)	(5,040,936)
Class R4
Shares Sold	113,427	$2,388,108	258,289	$5,481,664
Shares Issued for Reinvested Dividends	156,959	3,227,654	152,446	3,159,715
Shares Redeemed	(192,610)	(4,074,258)	(743,458)	(15,727,323)
Net Increase (Decrease)	77,776	1,541,504	(332,723)	(7,085,944)
Class R5
Shares Sold	226,518	$4,800,575	338,616	$7,149,389
Shares Issued for Reinvested Dividends	213,485	4,431,317	189,053	3,954,130
Shares Redeemed	(340,524)	(7,363,590)	(611,988)	(12,934,778)
Net Increase (Decrease)	99,479	1,868,302	(84,319)	(1,831,259)
Class R6
Shares Sold	900,926	$19,365,774	2,121,571	$45,340,262
Shares Issued for Reinvested Dividends	1,047,969	21,846,545	848,277	17,821,434
Shares Redeemed	(2,392,603)	(51,553,879)	(2,632,638)	(56,130,350)
Net Increase (Decrease)	(443,708)	(10,341,560)	337,210	7,031,346
Class Y
Shares Sold	239,399	$5,138,867	587,416	$12,542,871
Shares Issued for Reinvested Dividends	432,499	9,022,002	400,588	8,413,503
Shares Redeemed	(900,194)	(19,038,909)	(1,725,406)	(36,948,941)
Net Increase (Decrease)	(228,296)	(4,878,040)	(737,402)	(15,992,567)
Class F
Shares Sold	2,951,795	$61,289,637	8,136,064	$169,319,201
Shares Issued for Reinvested Dividends	7,315,256	147,819,191	6,134,660	125,364,578
Shares Redeemed	(8,560,071)	(177,535,812)	(14,256,394)	(296,160,858)
Net Increase (Decrease)	1,706,980	31,573,016	14,330	(1,477,079)
Total Net Increase (Decrease)	3,060,776	$49,785,856	(6,192,304)	$(135,916,701)

Growth Opportunities Fund
Class A
Shares Sold	1,097,515	$68,965,860	2,709,460	$161,039,642
Shares Issued for Reinvested Dividends	3,374,360	218,354,825	—	—
Shares Redeemed	(3,795,937)	(237,785,514)	(6,418,831)	(384,774,130)
Net Increase (Decrease)	675,938	49,535,171	(3,709,371)	(223,734,488)
Class C
Shares Sold	53,445	$3,294,395	136,092	$8,053,657
Shares Issued for Reinvested Dividends	88,055	5,592,362	—	—
Shares Redeemed	(238,798)	(14,614,183)	(534,109)	(31,552,607)
Net Increase (Decrease)	(97,298)	(5,727,426)	(398,017)	(23,498,950)

86

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class I
Shares Sold	1,007,599	$71,160,480	2,655,376	$175,576,712
Shares Issued for Reinvested Dividends	903,409	65,695,928	—	—
Shares Redeemed	(2,578,295)	(181,436,865)	(4,712,663)	(316,879,132)
Net Increase (Decrease)	(667,287)	(44,580,457)	(2,057,287)	(141,302,420)
Class R3
Shares Sold	39,734	$2,371,067	101,741	$5,920,707
Shares Issued for Reinvested Dividends	40,268	2,533,245	—	—
Shares Redeemed	(90,928)	(5,475,245)	(114,536)	(6,830,437)
Net Increase (Decrease)	(10,926)	(570,933)	(12,795)	(909,730)
Class R4
Shares Sold	39,147	$2,732,930	86,594	$5,666,682
Shares Issued for Reinvested Dividends	39,529	2,846,098	—	—
Shares Redeemed	(242,040)	(17,291,655)	(190,915)	(12,935,431)
Net Increase (Decrease)	(163,364)	(11,712,627)	(104,321)	(7,268,749)
Class R5
Shares Sold	5,329	$410,360	21,757	$1,601,827
Shares Issued for Reinvested Dividends	5,538	445,217	—	—
Shares Redeemed	(31,102)	(2,469,035)	(36,854)	(2,692,953)
Net Increase (Decrease)	(20,235)	(1,613,458)	(15,097)	(1,091,126)
Class R6
Shares Sold	64,146	$5,142,488	118,455	$9,106,564
Shares Issued for Reinvested Dividends	17,307	1,442,015	—	—
Shares Redeemed	(75,035)	(6,046,832)	(163,720)	(12,777,800)
Net Increase (Decrease)	6,418	537,671	(45,265)	(3,671,236)
Class Y
Shares Sold	796,715	$63,169,047	6,369,666	$514,460,556
Shares Issued for Reinvested Dividends	383,090	31,735,127	—	—
Shares Redeemed	(1,010,360)	(80,646,600)	(810,376)	(63,957,830)
Net Increase (Decrease)	169,445	14,257,574	5,559,290	450,502,726
Class F
Shares Sold	1,495,896	$106,429,164	4,548,469	$311,730,651
Shares Issued for Reinvested Dividends	988,130	72,726,397	—	—
Shares Redeemed	(1,881,611)	(134,062,847)	(3,735,805)	(254,159,023)
Net Increase (Decrease)	602,415	45,092,714	812,664	57,571,628
Total Net Increase (Decrease)	495,106	$45,218,229	29,801	$106,597,655

Healthcare Fund
Class A
Shares Sold	222,507	$8,684,007	460,080	$15,913,117
Shares Issued for Reinvested Dividends	480,386	18,456,427	860,285	31,207,131
Shares Redeemed	(1,315,823)	(50,466,289)	(4,226,126)	(146,081,471)
Net Increase (Decrease)	(612,930)	(23,325,855)	(2,905,761)	(98,961,223)
Class C
Shares Sold	11,429	$290,966	33,028	$775,460
Shares Issued for Reinvested Dividends	37,409	943,818	89,031	2,175,914
Shares Redeemed	(146,714)	(3,717,782)	(638,262)	(14,825,547)
Net Increase (Decrease)	(97,876)	(2,482,998)	(516,203)	(11,874,173)
Class I
Shares Sold	347,550	$14,823,086	1,448,729	$56,470,234
Shares Issued for Reinvested Dividends	148,361	6,284,573	251,730	10,016,273
Shares Redeemed	(1,550,884)	(64,575,256)	(2,459,274)	(93,580,525)
Net Increase (Decrease)	(1,054,973)	(43,467,597)	(758,815)	(27,094,018)
Class R3
Shares Sold	21,666	$838,714	61,883	$2,182,131
Shares Issued for Reinvested Dividends	14,518	566,479	23,760	877,234
Shares Redeemed	(77,793)	(3,032,019)	(146,548)	(5,264,941)
Net Increase (Decrease)	(41,609)	(1,626,826)	(60,905)	(2,205,576)

87

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	11,689	$509,949	41,501	$1,645,122
Shares Issued for Reinvested Dividends	6,237	269,831	9,441	383,951
Shares Redeemed	(28,370)	(1,245,512)	(116,981)	(4,818,514)
Net Increase (Decrease)	(10,444)	(465,732)	(66,039)	(2,789,441)
Class R5
Shares Sold	3,548	$166,430	5,286	$220,453
Shares Issued for Reinvested Dividends	767	36,304	1,858	82,220
Shares Redeemed	(11,370)	(539,396)	(82,414)	(3,803,600)
Net Increase (Decrease)	(7,055)	(336,662)	(75,270)	(3,500,927)
Class R6
Shares Sold	35,687	$1,746,744	23,521	$1,020,291
Shares Issued for Reinvested Dividends	3,736	181,066	6,197	280,454
Shares Redeemed	(16,117)	(758,871)	(48,194)	(2,069,553)
Net Increase (Decrease)	23,306	1,168,939	(18,476)	(768,808)
Class Y
Shares Sold	14,289	$695,728	18,139	$786,705
Shares Issued for Reinvested Dividends	7,044	339,601	26,428	1,191,258
Shares Redeemed	(88,806)	(4,289,055)	(454,043)	(19,449,239)
Net Increase (Decrease)	(67,473)	(3,253,726)	(409,476)	(17,471,276)
Class F
Shares Sold	28,456	$1,215,714	72,061	$2,788,304
Shares Issued for Reinvested Dividends	17,530	749,746	35,370	1,419,236
Shares Redeemed	(66,235)	(2,838,323)	(234,615)	(8,954,002)
Net Increase (Decrease)	(20,249)	(872,863)	(127,184)	(4,746,462)
Total Net Increase (Decrease)	(1,889,303)	$(74,663,320)	(4,938,129)	$(169,411,904)

MidCap Fund
Class A
Shares Sold	1,281,138	$26,295,066	2,356,484	$59,546,952
Shares Issued for Reinvested Dividends	16,934,508	345,633,310	4,690,844	125,855,349
Shares Redeemed	(14,876,521)	(315,605,933)	(17,005,853)	(431,910,475)
Net Increase (Decrease)	3,339,125	56,322,443	(9,958,525)	(246,508,174)
Class C
Shares Sold	31,785	$647,205	83,581	$2,165,411
Shares Issued for Reinvested Dividends	559,120	11,411,636	216,056	5,844,305
Shares Redeemed	(820,459)	(16,766,070)	(1,808,497)	(46,229,016)
Net Increase (Decrease)	(229,554)	(4,707,229)	(1,508,860)	(38,219,300)
Class I
Shares Sold	2,286,468	$51,129,341	3,218,033	$86,796,256
Shares Issued for Reinvested Dividends	5,122,189	114,429,691	1,719,473	49,452,037
Shares Redeemed	(8,925,695)	(204,788,647)	(13,160,157)	(357,594,319)
Net Increase (Decrease)	(1,517,038)	(39,229,615)	(8,222,651)	(221,346,026)
Class R3
Shares Sold	104,879	$2,568,240	175,397	$5,190,802
Shares Issued for Reinvested Dividends	292,859	7,245,327	91,173	2,866,479
Shares Redeemed	(271,190)	(6,897,478)	(642,585)	(19,129,524)
Net Increase (Decrease)	126,548	2,916,089	(376,015)	(11,072,243)
Class R4
Shares Sold	108,673	$2,887,223	120,429	$3,881,888
Shares Issued for Reinvested Dividends	162,327	4,467,252	57,949	1,983,599
Shares Redeemed	(193,560)	(5,425,661)	(577,051)	(18,648,843)
Net Increase (Decrease)	77,440	1,928,814	(398,673)	(12,783,356)
Class R5
Shares Sold	36,211	$1,067,727	73,449	$2,562,980
Shares Issued for Reinvested Dividends	153,817	4,579,146	48,433	1,765,395
Shares Redeemed	(121,625)	(3,649,511)	(363,875)	(12,460,982)
Net Increase (Decrease)	68,403	1,997,362	(241,993)	(8,132,607)

88

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class R6
Shares Sold	394,390	$12,101,553	762,319	$27,001,724
Shares Issued for Reinvested Dividends	683,306	20,902,322	360,293	13,424,521
Shares Redeemed	(1,737,470)	(52,969,572)	(5,605,133)	(196,055,567)
Net Increase (Decrease)	(659,774)	(19,965,697)	(4,482,521)	(155,629,322)
Class Y
Shares Sold	100,907	$3,037,973	331,750	$11,715,761
Shares Issued for Reinvested Dividends	433,740	13,172,690	244,425	9,060,827
Shares Redeemed	(1,569,283)	(48,128,368)	(3,444,546)	(119,596,773)
Net Increase (Decrease)	(1,034,636)	(31,917,705)	(2,868,371)	(98,820,185)
Class F
Shares Sold	3,918,391	$90,637,051	5,611,380	$151,756,480
Shares Issued for Reinvested Dividends	12,154,328	275,173,980	3,368,691	97,826,798
Shares Redeemed	(12,389,803)	(282,979,886)	(17,787,201)	(490,837,030)
Net Increase (Decrease)	3,682,916	82,831,145	(8,807,130)	(241,253,752)
Total Net Increase (Decrease)	3,853,430	$50,175,607	(36,864,739)	$(1,033,764,965)

MidCap Value Fund
Class A
Shares Sold	912,598	$14,680,924	1,964,973	$30,719,218
Shares Issued for Reinvested Dividends	1,162,989	18,539,062	3,303,616	53,909,032
Shares Redeemed	(2,559,374)	(41,320,016)	(4,530,422)	(70,525,894)
Net Increase (Decrease)	(483,787)	(8,100,030)	738,167	14,102,356
Class C
Shares Sold	16,408	$183,556	25,701	$271,561
Shares Issued for Reinvested Dividends	13,282	141,844	60,917	680,476
Shares Redeemed	(83,409)	(902,062)	(170,336)	(1,810,480)
Net Increase (Decrease)	(53,719)	(576,662)	(83,718)	(858,443)
Class I
Shares Sold	605,342	$9,921,787	10,175,935	$163,709,489
Shares Issued for Reinvested Dividends	507,102	8,230,862	328,119	5,445,813
Shares Redeemed	(1,930,158)	(31,892,914)	(2,105,022)	(32,837,741)
Net Increase (Decrease)	(817,714)	(13,740,265)	8,399,032	136,317,561
Class R3
Shares Sold	18,150	$316,924	50,632	$856,726
Shares Issued for Reinvested Dividends	10,547	182,410	44,446	783,321
Shares Redeemed	(136,613)	(2,326,046)	(80,701)	(1,402,703)
Net Increase (Decrease)	(107,916)	(1,826,712)	14,377	237,344
Class R4
Shares Sold	10,660	$194,593	29,092	$519,420
Shares Issued for Reinvested Dividends	10,129	182,364	28,716	526,285
Shares Redeemed	(101,920)	(1,874,030)	(51,389)	(963,690)
Net Increase (Decrease)	(81,131)	(1,497,073)	6,419	82,015
Class R5
Shares Sold	1,669	$30,931	16,345	$293,082
Shares Issued for Reinvested Dividends	5,451	100,265	15,390	287,952
Shares Redeemed	(5,263)	(97,413)	(31,897)	(575,781)
Net Increase (Decrease)	1,857	33,783	(162)	5,253
Class R6
Shares Sold	30,617	$505,825	73,953	$1,225,199
Shares Issued for Reinvested Dividends	12,038	195,327	30,452	505,708
Shares Redeemed	(39,732)	(639,014)	(80,369)	(1,289,053)
Net Increase (Decrease)	2,923	62,138	24,036	441,854
Class Y
Shares Sold	26,223	$491,986	50,550	$937,885
Shares Issued for Reinvested Dividends	14,343	264,820	44,219	830,480
Shares Redeemed	(21,869)	(414,211)	(134,309)	(2,425,032)
Net Increase (Decrease)	18,697	342,595	(39,540)	(656,667)

89

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class F
Shares Sold	2,197,064	$36,131,397	5,043,039	$79,505,876
Shares Issued for Reinvested Dividends	1,577,194	25,595,956	3,943,089	65,486,678
Shares Redeemed	(3,690,517)	(60,931,167)	(6,623,481)	(106,673,777)
Net Increase (Decrease)	83,741	796,186	2,362,647	38,318,777
Total Net Increase (Decrease)	(1,437,049)	$(24,506,040)	11,421,258	$187,990,050

US MidCap Opportunities Fund
Class A
Shares Sold	1,553,463	$29,138,985	3,191,190	$58,351,210
Shares Issued for Reinvested Dividends	1,121,630	20,421,308	778,468	14,927,182
Shares Redeemed	(1,202,685)	(22,519,370)	(1,934,104)	(35,325,172)
Net Increase (Decrease)	1,472,408	27,040,923	2,035,554	37,953,220
Class C
Shares Sold	38,260	$687,903	93,727	$1,696,706
Shares Issued for Reinvested Dividends	88,368	1,564,109	148,510	2,793,474
Shares Redeemed	(306,000)	(5,573,160)	(1,125,473)	(19,936,184)
Net Increase (Decrease)	(179,372)	(3,321,148)	(883,236)	(15,446,004)
Class I
Shares Sold	1,892,022	$38,174,309	5,029,463	$97,637,278
Shares Issued for Reinvested Dividends	2,034,523	39,495,517	2,038,975	41,380,630
Shares Redeemed	(5,033,506)	(101,269,421)	(10,189,301)	(198,103,495)
Net Increase (Decrease)	(1,106,961)	(23,599,595)	(3,120,863)	(59,085,587)
Class R3
Shares Sold	5,287	$100,552	12,517	$235,760
Shares Issued for Reinvested Dividends	9,353	173,969	7,262	142,331
Shares Redeemed	(2,550)	(48,809)	(13,826)	(261,924)
Net Increase (Decrease)	12,090	225,712	5,953	116,167
Class R4
Shares Sold	865	$16,937	7,301	$138,407
Shares Issued for Reinvested Dividends	2,990	57,335	1,994	40,065
Shares Redeemed	(14,004)	(280,372)	(2,699)	(52,145)
Net Increase (Decrease)	(10,149)	(206,100)	6,596	126,327
Class R5
Shares Sold	11,262	$223,437	22,402	$439,926
Shares Issued for Reinvested Dividends	4,592	88,962	3,060	61,984
Shares Redeemed	(4,629)	(93,599)	(13,820)	(276,340)
Net Increase (Decrease)	11,225	218,800	11,642	225,570
Class Y
Shares Sold	112,086	$2,314,729	121,869	$2,364,715
Shares Issued for Reinvested Dividends	215,352	4,178,327	216,987	4,402,005
Shares Redeemed	(216,162)	(4,312,753)	(835,732)	(16,324,232)
Net Increase (Decrease)	111,276	2,180,303	(496,876)	(9,557,512)
Class F
Shares Sold	971,119	$19,433,382	1,457,078	$28,216,140
Shares Issued for Reinvested Dividends	667,248	12,964,064	550,388	11,175,495
Shares Redeemed	(1,522,740)	(30,991,250)	(1,769,390)	(34,481,408)
Net Increase (Decrease)	115,627	1,406,196	238,076	4,910,227
Class SDR
Shares Sold	251,573	$5,040,278	820,771	$16,009,798
Shares Issued for Reinvested Dividends	282,998	5,512,571	223,393	4,547,007
Shares Redeemed	(374,075)	(7,483,518)	(778,559)	(15,180,584)
Net Increase (Decrease)	160,496	3,069,331	265,605	5,376,221
Total Net Increase (Decrease)	586,640	$7,014,422	(1,937,549)	$(35,381,371)

90

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
US Small Cap Opportunities Fund
Class A
Shares Sold	57,766	$1,644,355	118,130	$3,411,235
Shares Issued for Reinvested Dividends	143,282	3,933,089	69,944	2,134,000
Shares Redeemed	(154,782)	(4,328,323)	(231,794)	(6,558,025)
Net Increase (Decrease)	46,266	1,249,121	(43,720)	(1,012,790)
Class C
Shares Sold	896	$24,413	3,595	$101,648
Shares Issued for Reinvested Dividends	14,098	376,570	10,197	306,110
Shares Redeemed	(22,504)	(619,196)	(68,965)	(1,937,078)
Net Increase (Decrease)	(7,510)	(218,213)	(55,173)	(1,529,320)
Class I
Shares Sold	154,984	$4,705,900	433,199	$13,392,756
Shares Issued for Reinvested Dividends	399,052	11,943,621	236,054	7,754,361
Shares Redeemed	(593,060)	(18,222,800)	(1,421,043)	(43,718,199)
Net Increase (Decrease)	(39,024)	(1,573,279)	(751,790)	(22,571,082)
Class R3
Shares Sold	2,150	$61,922	6,785	$201,961
Shares Issued for Reinvested Dividends	5,055	143,568	2,647	83,493
Shares Redeemed	(3,986)	(116,102)	(12,997)	(372,803)
Net Increase (Decrease)	3,219	89,388	(3,565)	(87,349)
Class R4
Shares Sold	1,111	$33,388	9,624	$284,074
Shares Issued for Reinvested Dividends	2,649	77,678	984	31,829
Shares Redeemed	(2,987)	(89,258)	(6,589)	(199,184)
Net Increase (Decrease)	773	21,808	4,019	116,719
Class R5
Shares Sold	628	$19,188	811	$24,946
Shares Issued for Reinvested Dividends	1,062	31,782	450	14,782
Shares Redeemed	(4,180)	(132,648)	(450)	(12,499)
Net Increase (Decrease)	(2,490)	(81,678)	811	27,229
Class Y
Shares Sold	10,516	$321,940	60,231	$1,815,105
Shares Issued for Reinvested Dividends	23,699	710,248	14,642	481,264
Shares Redeemed	(121,416)	(3,943,081)	(80,249)	(2,563,257)
Net Increase (Decrease)	(87,201)	(2,910,893)	(5,376)	(266,888)
Class F
Shares Sold	32,327	$1,003,852	57,009	$1,726,831
Shares Issued for Reinvested Dividends	53,681	1,617,413	26,855	886,203
Shares Redeemed	(81,589)	(2,518,760)	(111,233)	(3,413,332)
Net Increase (Decrease)	4,419	102,505	(27,369)	(800,298)
Class SDR
Shares Sold	17,310	$544,626	84,006	$2,572,121
Shares Issued for Reinvested Dividends	44,797	1,351,962	48,542	1,604,325
Shares Redeemed	(65,279)	(1,958,091)	(1,748,934)	(57,451,196)
Net Increase (Decrease)	(3,172)	(61,503)	(1,616,386)	(53,274,750)
Total Net Increase (Decrease)	(84,720)	$(3,382,744)	(2,498,549)	$(79,398,529)

Small Cap Growth Fund
Class A
Shares Sold	37,643	$1,527,174	90,796	$3,681,237
Shares Issued for Reinvested Dividends	323,099	12,995,034	563,216	24,011,598
Shares Redeemed	(259,742)	(10,493,983)	(683,352)	(26,374,272)
Net Increase (Decrease)	101,000	4,028,225	(29,340)	1,318,563
Class C
Shares Sold	2,984	$119,606	4,492	$183,175
Shares Issued for Reinvested Dividends	2,478	104,017	4,734	210,744
Shares Redeemed	(5,920)	(240,705)	(14,246)	(563,842)
Net Increase (Decrease)	(458)	(17,082)	(5,020)	(169,923)

91

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class I
Shares Sold	58,626	$2,649,155	191,132	$8,238,844
Shares Issued for Reinvested Dividends	74,485	3,357,065	144,784	6,830,109
Shares Redeemed	(466,293)	(21,259,620)	(376,040)	(16,209,949)
Net Increase (Decrease)	(333,182)	(15,253,400)	(40,124)	(1,140,996)
Class R3
Shares Sold	10,784	$415,149	36,235	$1,321,661
Shares Issued for Reinvested Dividends	13,181	506,943	17,976	736,410
Shares Redeemed	(17,659)	(683,096)	(28,356)	(1,066,615)
Net Increase (Decrease)	6,306	238,996	25,855	991,456
Class R4
Shares Sold	9,148	$395,515	20,756	$846,488
Shares Issued for Reinvested Dividends	9,277	402,991	24,893	1,137,596
Shares Redeemed	(17,474)	(765,531)	(103,928)	(4,212,022)
Net Increase (Decrease)	951	32,975	(58,279)	(2,227,938)
Class R5
Shares Sold	549	$26,679	6,170	$309,600
Shares Issued for Reinvested Dividends	1,224	59,899	40,314	2,054,247
Shares Redeemed	(3,540)	(174,593)	(343,128)	(16,396,255)
Net Increase (Decrease)	(1,767)	(88,015)	(296,644)	(14,032,408)
Class R6
Shares Sold	102,970	$5,224,871	279,910	$12,857,481
Shares Issued for Reinvested Dividends	56,952	2,884,633	85,466	4,484,346
Shares Redeemed	(124,951)	(6,230,626)	(215,147)	(10,364,779)
Net Increase (Decrease)	34,971	1,878,878	150,229	6,977,048
Class Y
Shares Sold	11,078	$564,774	37,701	$1,756,542
Shares Issued for Reinvested Dividends	13,355	675,486	48,457	2,540,076
Shares Redeemed	(70,614)	(3,688,064)	(469,254)	(23,429,103)
Net Increase (Decrease)	(46,181)	(2,447,804)	(383,096)	(19,132,485)
Class F
Shares Sold	45,491	$2,032,889	343,156	$15,238,744
Shares Issued for Reinvested Dividends	50,615	2,310,595	77,960	3,716,991
Shares Redeemed	(111,985)	(5,269,985)	(329,524)	(14,553,040)
Net Increase (Decrease)	(15,879)	(926,501)	91,592	4,402,695
Total Net Increase (Decrease)	(254,239)	$(12,553,728)	(544,827)	$(23,013,988)

Small Cap Value Fund
Class A
Shares Sold	136,688	$1,736,188	279,017	$3,430,235
Shares Issued for Reinvested Dividends	259,541	3,214,806	180,422	2,409,264
Shares Redeemed	(377,554)	(4,760,772)	(685,046)	(8,386,706)
Net Increase (Decrease)	18,675	190,222	(225,607)	(2,547,207)
Class C
Shares Sold	1,999	$20,871	20,875	$216,995
Shares Issued for Reinvested Dividends	7,429	75,317	5,226	58,479
Shares Redeemed	(19,667)	(201,648)	(43,056)	(422,696)
Net Increase (Decrease)	(10,239)	(105,460)	(16,955)	(147,222)
Class I
Shares Sold	641,822	$8,447,522	555,468	$7,113,637
Shares Issued for Reinvested Dividends	40,432	502,274	85,248	1,137,000
Shares Redeemed	(133,227)	(1,679,565)	(1,692,681)	(19,969,366)
Net Increase (Decrease)	549,027	7,270,231	(1,051,965)	(11,718,729)
Class R3
Shares Sold	1,966	$26,186	7,868	$101,556
Shares Issued for Reinvested Dividends	2,854	37,308	1,888	26,577
Shares Redeemed	(13,067)	(174,565)	(9,902)	(114,623)
Net Increase (Decrease)	(8,247)	(111,071)	(146)	13,510

92

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	809	$10,868	4,075	$54,362
Shares Issued for Reinvested Dividends	1,095	14,591	539	7,700
Shares Redeemed	(65)	(885)	(285)	(3,825)
Net Increase (Decrease)	1,839	24,574	4,329	58,237
Class R5
Shares Sold	681	$9,141	7,945	$107,571
Shares Issued for Reinvested Dividends	858	11,413	382	5,420
Shares Redeemed	(146)	(1,898)	(4,124)	(52,702)
Net Increase (Decrease)	1,393	18,656	4,203	60,289
Class R6
Shares Sold	227,656	$3,076,366	424,276	$5,530,128
Shares Issued for Reinvested Dividends	71,981	956,843	34,420	488,090
Shares Redeemed	(165,358)	(2,254,344)	(143,302)	(1,874,857)
Net Increase (Decrease)	134,279	1,778,865	315,394	4,143,361
Class Y
Shares Sold	1,704,266	$22,708,908	6,725,746	$83,568,396
Shares Issued for Reinvested Dividends	453,541	6,014,953	7,362	104,234
Shares Redeemed	(614,538)	(8,422,079)	(475,018)	(6,299,616)
Net Increase (Decrease)	1,543,269	20,301,782	6,258,090	77,373,014
Class F
Shares Sold	2,145,773	$26,537,483	775,915	$9,652,598
Shares Issued for Reinvested Dividends	163,490	2,025,956	118,360	1,573,364
Shares Redeemed	(160,576)	(2,028,604)	(1,474,271)	(17,705,418)
Net Increase (Decrease)	2,148,687	26,534,835	(579,996)	(6,479,456)
Total Net Increase (Decrease)	4,378,683	$55,902,634	4,707,347	$60,755,797

Small Company Fund
Class A
Shares Sold	440,340	$9,803,464	782,013	$15,561,855
Shares Redeemed	(1,157,027)	(26,191,319)	(2,372,281)	(47,371,160)
Net Increase (Decrease)	(716,687)	(16,387,855)	(1,590,268)	(31,809,305)
Class C
Shares Sold	2,359	$48,752	8,180	$138,369
Shares Redeemed	(11,396)	(231,522)	(51,505)	(929,036)
Net Increase (Decrease)	(9,037)	(182,770)	(43,325)	(790,667)
Class I
Shares Sold	62,054	$1,556,856	121,640	$2,703,054
Shares Redeemed	(116,754)	(2,980,046)	(464,417)	(10,112,607)
Net Increase (Decrease)	(54,700)	(1,423,190)	(342,777)	(7,409,553)
Class R3
Shares Sold	22,173	$557,899	83,253	$1,862,161
Shares Redeemed	(42,865)	(1,088,928)	(177,893)	(3,991,101)
Net Increase (Decrease)	(20,692)	(531,029)	(94,640)	(2,128,940)
Class R4
Shares Sold	20,416	$586,830	29,495	$745,924
Shares Redeemed	(26,302)	(758,976)	(95,942)	(2,371,805)
Net Increase (Decrease)	(5,886)	(172,146)	(66,447)	(1,625,881)
Class R5
Shares Sold	4,058	$131,317	10,993	$316,901
Shares Redeemed	(1,548)	(49,807)	(35,408)	(963,150)
Net Increase (Decrease)	2,510	81,510	(24,415)	(646,249)
Class R6
Shares Sold	44,256	$1,449,570	85,195	$2,482,701
Shares Redeemed	(58,126)	(1,827,007)	(115,588)	(3,478,054)
Net Increase (Decrease)	(13,870)	(377,437)	(30,393)	(995,353)

93

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	16,341	$550,362	13,846	$419,449
Shares Redeemed	(7,683)	(253,369)	(69,567)	(1,924,637)
Net Increase (Decrease)	8,658	296,993	(55,721)	(1,505,188)
Class F
Shares Sold	953,475	$24,000,154	1,911,765	$42,709,884
Shares Redeemed	(1,219,624)	(31,399,492)	(3,008,971)	(67,574,634)
Net Increase (Decrease)	(266,149)	(7,399,338)	(1,097,206)	(24,864,750)
Total Net Increase (Decrease)	(1,075,853)	$(26,095,262)	(3,345,192)	$(71,775,886)

(1)	Includes in-kind redemptions (see Note 12 in the Notes to Financial Statements).
12.
Redemptions In-Kind:
In certain circumstances, a Fund may distribute portfolio securities as payment for redemption of Fund shares. For financial reporting purposes, a Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; a Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital.
During the six-month period ended April 30, 2026, 12,937,764 shares of Class F of the Capital Appreciation Fund were redeemed in-kind. A net realized gain of $141,802,823 on investments for the Capital Appreciation Fund, delivered through the in-kind redemption, is included in realized gain (loss) on the Statements of Operations.
13.
Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated as of February 27, 2025, as amended on February 26, 2026. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford mutual funds and ETFs) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings is equal to the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an applicable margin. The facility also charges a commitment fee. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the six-month period ended April 30, 2026, none of the Funds had borrowings under this facility.
14.
Indemnifications:
Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
15.
Subsequent Events:
In connection with the preparation of the financial statements of the Funds as of and for the period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.
On June 3, 2026, The Hartford and Wellington announced that they had reached a definitive agreement under which Wellington Investment Advisors Holdings, LLP (“WIAH”), Wellington’s corporate parent, will acquire HFMG and certain affiliates (including HFMC). The transaction has been approved by both The Hartford and Wellington and is expected to close in the first quarter of 2027. Following the closing of the above transaction, HFMC or an affiliate will continue to serve as the investment adviser or manager to each Fund contingent upon the approval of the Board of Directors of each Company and each Fund’s shareholders. For more information, please see the supplement to each Fund’s prospectus dated June 3, 2026.

94

Hartford Domestic Equity Funds
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

95

Hartford Domestic Equity Funds
Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

96

Hartford Domestic Equity Funds
 Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by each Company during the period November 1, 2025 through April 30, 2026:
(1) All directors and all members of any advisory board for regular compensation:
        All series of The Hartford Mutual Funds, Inc.: $956,309
        All series of The Hartford Mutual Funds II, Inc.: $259,580
(2) Each director and each member of an advisory board for special compensation: Not applicable.
(3) All officers: Except for a portion of the CCO’s compensation, none of the series of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. paid any remuneration to their officers. The aggregate remuneration paid to the CCO is as follows:
        All series of The Hartford Mutual Funds, Inc.: $49,762
        All series of The Hartford Mutual Funds II, Inc.: $13,548
(4) Each person of whom any officer or director of the Fund is an affiliated person: Not applicable.

97

Hartford Domestic Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable. There were no approvals of investment advisory contracts during the period November 1, 2025 through April 30, 2026.

98

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFSAR-DE26 06/26 Printed in the U.S.A.

Hartford International/Global
Equity Funds
Semi-Annual Financial Statements
and Other Information
April 30, 2026 (Unaudited)
◼Hartford Climate Opportunities Fund
◼Hartford Emerging Markets Equity Fund
◼Hartford Global Impact Fund
◼Hartford International Equity Fund
◼The Hartford International Growth Fund
◼The Hartford International Opportunities Fund
◼The Hartford International Value Fund
◼Hartford Schroders Emerging Markets Equity Fund
◼Hartford Schroders International Contrarian Value Fund
◼Hartford Schroders International Multi-Cap Value Fund
◼Hartford Schroders International Stock Fund

Hartford International/Global Equity Funds

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
Hartford Climate Opportunities Fund	3
Hartford Emerging Markets Equity Fund	5
Hartford Global Impact Fund	9
Hartford International Equity Fund	11
The Hartford International Growth Fund	17
The Hartford International Opportunities Fund	19
The Hartford International Value Fund	21
Hartford Schroders Emerging Markets Equity Fund	25
Hartford Schroders International Contrarian Value Fund	27
Hartford Schroders International Multi-Cap Value Fund	29
Hartford Schroders International Stock Fund	35
Glossary	37
Statements of Assets and Liabilities:
Hartford Climate Opportunities Fund	38
Hartford Emerging Markets Equity Fund	38
Hartford Global Impact Fund	38
Hartford International Equity Fund	38
The Hartford International Growth Fund	38
The Hartford International Opportunities Fund	38
The Hartford International Value Fund	40
Hartford Schroders Emerging Markets Equity Fund	40
Hartford Schroders International Contrarian Value Fund	40
Hartford Schroders International Multi-Cap Value Fund	40
Hartford Schroders International Stock Fund	40
Statements of Operations:
Hartford Climate Opportunities Fund	42
Hartford Emerging Markets Equity Fund	42
Hartford Global Impact Fund	42
Hartford International Equity Fund	42
The Hartford International Growth Fund	43
The Hartford International Opportunities Fund	43
The Hartford International Value Fund	43
Hartford Schroders Emerging Markets Equity Fund	44
Hartford Schroders International Contrarian Value Fund	44
Hartford Schroders International Multi-Cap Value Fund	44
Hartford Schroders International Stock Fund	44
Statements of Changes in Net Assets:
Hartford Climate Opportunities Fund	46
Hartford Emerging Markets Equity Fund	46

Hartford International/Global Equity Funds

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Hartford Climate Opportunities Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8%
	Brazil - 1.6%
264,995	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$1,774,018
16,848	Orizon Valorizacao de Residuos SA*	277,296
		2,051,314
	Chile - 0.3%
8,639	Antofagasta PLC	418,972
	China - 4.1%
24,500	BYD Co. Ltd. Class H	325,903
28,900	Contemporary Amperex Technology Co. Ltd. Class A	1,855,129
7,700	Contemporary Amperex Technology Co. Ltd. Class H	608,577
65,715	Full Truck Alliance Co. Ltd. ADR	568,435
166,860	LONGi Green Energy Technology Co. Ltd. Class A*	403,818
84,700	Shenzhen Inovance Technology Co. Ltd. Class A	853,764
29,000	Sungrow Power Supply Co. Ltd. Class A	589,743
		5,205,369
	Denmark - 1.5%
63,870	Vestas Wind Systems AS	1,963,964
	France - 1.1%
8,096	Legrand SA	1,450,507
	Germany - 7.0%
10,916	Bayerische Motoren Werke AG	998,958
54,494	Infineon Technologies AG	3,665,007
7,386	Knorr-Bremse AG	861,451
1,217	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	727,975
6,225	Siemens AG	1,849,828
8,202	Wacker Chemie AG	900,047
		9,003,266
	India - 0.3%
116,785	Power Grid Corp. of India Ltd.	393,274
	Ireland - 1.0%
14,268	Kingspan Group PLC	1,320,127
	Italy - 0.5%
4,550	Prysmian SpA	692,096
	Japan - 8.1%
7,400	Daikin Industries Ltd.	1,045,584
34,177	FANUC Corp.	1,509,703
61,371	Hitachi Ltd.	1,951,496
3,400	Keyence Corp.	1,559,464
2,668	Maruwa Co. Ltd.	1,260,381
7,305	Nitto Boseki Co. Ltd.(1)	1,342,154
43,700	Sekisui Chemical Co. Ltd.	669,653
7,000	Shimano, Inc.	734,404
34,100	Sumitomo Forestry Co. Ltd.	308,166
		10,381,005
	Norway - 1.4%
48,732	Mowi ASA	1,081,229
42,113	Norsk Hydro ASA	464,780
23,097	TOMRA Systems ASA	235,729
		1,781,738
	Portugal - 0.7%
39,154	Jeronimo Martins SGPS SA	940,200
	South Africa - 0.4%
26,097	Shoprite Holdings Ltd.	439,861
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	South Korea - 0.5%
765	HD Hyundai Electric Co. Ltd.	$657,838
	Spain - 1.6%
29,261	EDP Renovaveis SA*(1)	489,267
66,566	Iberdrola SA	1,560,587
		2,049,854
	Switzerland - 0.8%
4,964	TE Connectivity PLC	1,050,680
	Taiwan - 1.6%
21,000	Chroma ATE, Inc.	1,434,937
123,000	E Ink Holdings, Inc.	541,233
		1,976,170
	United Kingdom - 1.1%
214,639	Kingfisher PLC	844,026
33,469	National Grid PLC	599,114
		1,443,140
	United States - 63.2%
3,645	Acuity, Inc.	1,056,212
9,519	Advanced Drainage Systems, Inc.	1,420,711
1,826	Albemarle Corp.	359,174
12,899	Alphabet, Inc. Class A	4,963,535
9,769	Amazon.com, Inc.*	2,589,371
7,490	American Water Works Co., Inc.	961,866
8,745	Amphenol Corp. Class A	1,287,876
6,836	Analog Devices, Inc.	2,749,849
6,454	Applied Optoelectronics, Inc.*	1,060,779
16,164	Aptiv PLC*	974,043
20,099	Archer-Daniels-Midland Co.	1,498,179
4,551	Arista Networks, Inc.*	786,003
4,749	ARM Holdings PLC ADR*	998,810
3,809	Cadence Design Systems, Inc.*	1,255,408
2,377	Carlisle Cos., Inc.	844,453
1,288	Caterpillar, Inc.	1,146,462
3,602	Chubb Ltd.	1,177,854
4,892	Clean Harbors, Inc.*	1,529,631
15,888	Core & Main, Inc. Class A*	800,279
10,942	Corning, Inc.	1,797,114
4,946	Credo Technology Group Holding Ltd.*	860,653
1,540	Deere & Co.	908,400
1,823	Eaton Corp. PLC	789,377
7,668	Ecolab, Inc.	1,998,281
1,343	EMCOR Group, Inc.	1,197,513
28,121	Enphase Energy, Inc.*	926,868
26,462	Exelon Corp.	1,216,987
5,235	Ferguson Enterprises, Inc.	1,401,462
2,292	First Solar, Inc.*	462,732
50,983	HA Sustainable Infrastructure Capital, Inc.	2,138,737
53,332	James Hardie Industries PLC CDI*	1,137,839
20,793	Kroger Co.	1,415,379
2,966	Lowe's Cos., Inc.	708,251
11,527	Microchip Technology, Inc.	1,070,974
3,991	Micron Technology, Inc.	2,063,986
7,371	Microsoft Corp.	3,005,746
2,986	MYR Group, Inc.*	1,208,763
18,426	NextEra Energy, Inc.	1,803,537
11,779	Nextpower, Inc. Class A*	1,403,232
1,299	Parker-Hannifin Corp.	1,181,337
20,062	Procore Technologies, Inc.*	1,135,108
7,706	Public Service Enterprise Group, Inc.	629,272
6,130	Regal Rexnord Corp.	1,318,134
8,945	Republic Services, Inc.	1,871,473
25,843	Rollins, Inc.	1,440,230
The accompanying notes are an integral part of these financial statements.

3

Hartford Climate Opportunities Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.8% - (continued)
	United States - 63.2% - (continued)
1,390	S&P Global, Inc.		$599,410
4,729	Schneider Electric SE		1,504,809
11,513	Sempra		1,095,117
20,249	Smurfit WestRock PLC		777,359
823	Tesla, Inc.*		314,081
21,307	Tetra Tech, Inc.		688,642
2,683	Trane Technologies PLC		1,321,485
5,969	Uber Technologies, Inc.*		445,347
15,526	UL Solutions, Inc. Class A		1,404,948
12,088	Veralto Corp.		1,066,162
6,231	Verisk Analytics, Inc.		1,149,557
4,599	Vertiv Holdings Co. Class A		1,510,725
5,453	Waste Management, Inc.		1,268,095
4,761	WESCO International, Inc.		1,662,160
5,204	Westinghouse Air Brake Technologies Corp.		1,404,508
28,564	Weyerhaeuser Co. REIT		700,389
13,554	Xylem, Inc.		1,601,541
			81,066,215
	Total Common Stocks (cost $84,512,109)		$124,285,590
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 365,343	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $365,380; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $372,681		$365,343
	Total Short-Term Investments (cost $365,343)		$365,343
	Total Investments (cost $84,877,452)	97.1%	$124,650,933
	Other Assets and Liabilities	2.9%	3,678,586
	Net Assets	100.0%	$128,329,519
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$124,285,590	$83,938,837	$40,346,753	$—
Short-Term Investments	365,343	—	365,343	—
Total	$124,650,933	$83,938,837	$40,712,096	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

4

Hartford Emerging Markets Equity Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8%
	Australia - 0.4%
27,200	Anglogold Ashanti PLC	$2,527,673
	Brazil - 3.1%
152,300	Allos SA	942,687
370,900	Banco BTG Pactual SA	4,444,688
410,550	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,748,442
782,900	Cogna Educacao SA	439,529
248,300	Telefonica Brasil SA	1,968,128
772,700	TIM SA	4,018,140
273,900	TOTVS SA	1,762,279
240,600	Ultrapar Participacoes SA	1,454,736
125,800	Vibra Energia SA	845,983
		18,624,612
	Chile - 0.2%
90,800	Empresas Copec SA	636,037
72,296	Enel Chile SA ADR	327,501
77,900	Plaza SA	386,976
		1,350,514
	China - 23.7%
1,095,200	Agricultural Bank of China Ltd. Class H	854,364
30,000	Airtac International Group	1,400,697
398,200	Alibaba Group Holding Ltd.	6,562,738
56,573	Atour Lifestyle Holdings Ltd. ADR	2,163,351
2,667,600	BAIC Motor Corp. Ltd. Class H*(1)(2)	475,775
14,850,605	Bank of China Ltd. Class H	9,643,383
4,571,700	Bank of Communications Co. Ltd. Class H	4,181,666
986,100	Beijing Yanjing Brewery Co. Ltd. Class A	1,919,198
5,441,437	China CITIC Bank Corp. Ltd. Class H	5,706,433
2,315,300	China Construction Bank Corp. Class H	2,613,509
788,800	China Hongqiao Group Ltd.	3,339,026
117,000	China Life Insurance Co. Ltd. Class H	431,619
2,684,600	China National Building Material Co. Ltd. Class H	1,749,415
2,624,100	China Resources Pharmaceutical Group Ltd.(1)	1,761,471
647,600	CMOC Group Ltd. Class H	1,480,732
55,800	Contemporary Amperex Technology Co. Ltd. Class A	3,581,875
749,100	COSCO SHIPPING Holdings Co. Ltd. Class A	1,551,433
119,146	Dong-E-E-Jiao Co. Ltd. Class A	960,494
9,600	Eoptolink Technology, Inc. Ltd. Class A	743,154
81,600	Foxconn Industrial Internet Co. Ltd. Class A	757,629
117,700	Fuyao Glass Industry Group Co. Ltd. Class H(1)	894,114
43,400	Ganfeng Lithium Group Co. Ltd. Class A	567,600
2,433,700	Geely Automobile Holdings Ltd.	7,115,446
83,700	GF Securities Co. Ltd. Class A	260,951
228,300	Giant Network Group Co. Ltd. Class A	1,096,457
23,400	GigaDevice Semiconductor, Inc. Class A	1,087,592
1,237,800	Great Wall Motor Co. Ltd. Class H	1,833,192
52,200	Guangzhou Tinci Materials Technology Co. Ltd. Class A	464,567
151,500	Guosen Securities Co. Ltd. Class A	238,300
417,900	Guotai Haitong Securities Co. Ltd.	989,134
245,480	Hangzhou First Applied Material Co. Ltd. Class A	675,886
277,100	Harbin Electric Co. Ltd. Class H	827,348
347,800	HBM Holdings Ltd.*(1)	578,300
629,200	Huatai Securities Co. Ltd. Class A	1,772,389
288,400	Innovent Biologics, Inc.*(1)	3,367,771
1,223,600	J&T Global Express Ltd.*	1,530,965
612,900	JD Health International, Inc.*(1)	3,622,170
373,700	JD Logistics, Inc.*(1)	727,815
408,400	JD.com, Inc. Class A	6,187,310
143,500	Jiangxi Copper Co. Ltd. Class H	681,979
17,783	JOYY, Inc. ADR	1,049,019
183,300	Lens Technology Co. Ltd. Class A	698,370
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	China - 23.7% - (continued)
103,100	NetEase, Inc.	$2,413,486
266,600	New Oriental Education & Technology Group, Inc.	1,454,703
239,600	Nongfu Spring Co. Ltd. Class H(1)	1,449,019
1,949,300	Orient Securities Co. Ltd. Class H(1)(2)	1,549,510
13,606	PDD Holdings, Inc. ADR*	1,358,967
1,817,100	People's Insurance Co. Group of China Ltd. Class H	1,243,289
1,681,500	PICC Property & Casualty Co. Ltd. Class H	3,037,398
63,776	Qfin Holdings, Inc. ADR	834,190
23,800	Remegen Co. Ltd. Class H*(1)	308,546
736,600	SAIC Motor Corp. Ltd. Class A	1,491,606
390,300	Sany Heavy Equipment International Holdings Co. Ltd.	539,506
762,700	Sany Heavy Industry Co. Ltd. Class A	2,278,330
133,900	Shenzhen Goodix Technology Co. Ltd. Class A	1,277,826
5,108,100	Sino Biopharmaceutical Ltd.	3,555,562
134,083	TAL Education Group ADR*	1,491,003
266,080	Tencent Holdings Ltd.	16,159,633
126,200	Trip.com Group Ltd.*	6,814,669
72,802	Vipshop Holdings Ltd. ADR	1,047,621
248,555	Weibo Corp. ADR(2)	2,090,348
178,700	Wuhan Guide Infrared Co. Ltd. Class A*	389,479
53,399	Wuliangye Yibin Co. Ltd. Class A	759,638
131,300	WuXi AppTec Co. Ltd. Class A	2,127,268
13,900	Yum China Holdings, Inc.	680,172
1,327,900	Zhejiang Zheneng Electric Power Co. Ltd. Class A	1,109,734
		143,606,140
	Czech Republic - 0.2%
24,200	Komercni Banka AS	1,288,210
	Greece - 0.5%
139,675	Alpha Bank SA	560,548
49,200	Jumbo SA	1,341,960
111,100	Piraeus Bank SA*	1,051,789
		2,954,297
	Hungary - 1.6%
71,700	OTP Bank Nyrt	9,617,042
	India - 9.9%
238,900	Aditya Birla Capital Ltd.*	874,378
24,300	APL Apollo Tubes Ltd.	489,996
1,092,618	Bank of Baroda	3,048,438
741,000	Bank of India	1,099,419
20,700	Bharti Airtel Ltd.	413,791
1,359,300	Canara Bank	1,940,050
27,800	Cipla Ltd.	385,263
1,027,072	Coal India Ltd.	5,223,723
37,400	Eicher Motors Ltd.	2,814,158
311,404	GAIL India Ltd.	538,693
37,200	GE Vernova T&D India Ltd.	1,750,459
12,800	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	63,539
178,600	HCL Technologies Ltd.	2,271,603
99,800	Hindalco Industries Ltd.	1,096,461
430,500	Hindustan Petroleum Corp. Ltd.	1,706,446
900	Hitachi Energy India Ltd.	319,695
154,500	Indian Bank	1,392,929
2,325,100	Indian Oil Corp. Ltd.	3,500,251
504,200	ITC Ltd.	1,678,754
946,300	L&T Finance Ltd.	2,803,914
222,700	Laurus Labs Ltd.(1)	2,600,178
331,366	LIC Housing Finance Ltd.	1,946,909
77,000	Lupin Ltd.	1,882,120
59,300	Mahindra & Mahindra Ltd.	1,944,877
336,700	Malco Energy Ltd.*(3)	429,328
The accompanying notes are an integral part of these financial statements.

5

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	India - 9.9% - (continued)
500	MRF Ltd.	$685,806
17,700	Navin Fluorine International Ltd.	1,277,277
1,253,800	Oil & Natural Gas Corp. Ltd.	3,974,706
1,944,100	Punjab National Bank	2,252,158
9,100	Solar Industries India Ltd.	1,486,495
336,700	Talwandi Sabo Power Ltd.*(3)	429,328
22,200	Tata Consultancy Services Ltd.	582,579
178,000	Tata Motors Passenger Vehicles Ltd.	643,601
91,500	TVS Motor Co. Ltd.	3,388,418
393,300	Union Bank of India Ltd.	691,752
336,700	Vedanta Aluminium Metal Ltd.*(3)	429,328
336,700	Vedanta Iron & Steel Ltd.*(3)	429,328
336,700	Vedanta Ltd.	966,928
140,200	Wipro Ltd.	298,733
		59,751,809
	Indonesia - 0.3%
2,759,300	Indofood Sukses Makmur Tbk. PT	1,075,984
408,500	United Tractors Tbk. PT	685,553
		1,761,537
	Malaysia - 2.1%
815,500	AMMB Holdings Bhd.	1,262,829
1,884,800	Malayan Banking Bhd.	5,263,546
2,033,500	Press Metal Aluminium Holdings Bhd.	4,418,760
833,800	RHB Bank Bhd.	1,708,959
		12,654,094
	Mexico - 1.4%
1,428,700	America Movil SAB de CV	1,898,281
34,308	Cemex SAB de CV ADR	421,989
1,177,300	Fibra Uno Administracion SA de CV REIT*	2,021,194
92,500	Gruma SAB de CV Class B(2)	1,608,113
43,000	Industrias Penoles SAB de CV*	2,167,908
124,500	Prologis Property Mexico SA de CV REIT	569,670
		8,687,155
	Poland - 1.0%
132,900	ORLEN SA	4,884,415
455,900	PGE Polska Grupa Energetyczna SA*	1,339,476
		6,223,891
	Qatar - 0.3%
2,011,822	Barwa Real Estate Co.	1,303,298
159,700	Ooredoo QPSC	600,903
		1,904,201
	Romania - 0.2%
156,701	NEPI Rockcastle NV*	1,326,420
	Russia - 0.0%
722,940	Gazprom PJSC ADR*(3)	—
59,500	LUKOIL PJSC ADR*(3)	—
8,412	Novatek PJSC GDR*(3)	—
574	PhosAgro PJSC*(3)	—
89,080	PhosAgro PJSC GDR*(3)	—
432,620	Surgutneftegas PJSC ADR*(3)	—
		—
	Saudi Arabia - 1.8%
316,920	Alinma Bank	2,059,045
502,400	Banque Saudi Fransi	2,591,119
444,900	Electrical Industries Co.	2,161,020
410,400	Saudi National Bank	4,298,230
		11,109,414
	South Africa - 1.6%
103,100	Discovery Ltd.	1,599,466
67,433	Gold Fields Ltd. ADR	2,864,554
43,000	Impala Platinum Holdings Ltd.	602,733
149,731	Investec Ltd.	1,245,848
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	South Africa - 1.6% - (continued)
183,700	MTN Group Ltd.	$2,304,866
26,200	Northam Platinum Holdings Ltd.	505,170
108,500	Sibanye Stillwater Ltd.	324,369
5,500	Valterra Platinum Ltd.	442,986
		9,889,992
	South Korea - 19.2%
6,837	APR Corp.	1,956,787
40,200	Doosan Enerbility Co. Ltd.*	3,503,539
11,500	Hana Financial Group, Inc.	999,138
9,400	Hankook Tire & Technology Co. Ltd.	378,266
4,400	HD Hyundai Electric Co. Ltd.	3,783,642
6,000	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,878,766
700	Hyosung Heavy Industries Corp.	1,885,667
6,074	Hyundai Glovis Co. Ltd.	937,848
77,000	Industrial Bank of Korea	1,180,322
53,966	Kakao Corp.	1,737,330
3,200	KB Financial Group, Inc.	350,416
71,629	Kia Corp.	7,387,938
45,094	KT Corp.	1,857,825
145,511	KT Corp. ADR	3,118,301
14,300	LG Electronics, Inc.	1,377,276
107,100	Samsung E&A Co. Ltd.	3,878,838
5,700	Samsung Electro-Mechanics Co. Ltd.	3,270,005
260,373	Samsung Electronics Co. Ltd.	39,208,941
126,069	Samsung Heavy Industries Co. Ltd.*	2,776,871
58,300	Shinhan Financial Group Co. Ltd.	3,959,077
29,037	SK Hynix, Inc.	25,894,267
4,300	SK, Inc.	1,251,709
154,977	Woori Financial Group, Inc.	3,534,117
		116,106,886
	Taiwan - 24.1%
298,800	ASE Technology Holding Co. Ltd.	4,683,585
37,400	Asia Vital Components Co. Ltd.	3,424,093
4,100	ASPEED Technology, Inc.	2,204,047
125,600	Asustek Computer, Inc.	2,327,117
54,900	Chroma ATE, Inc.	3,751,334
5,200	Chunghwa Precision Test Tech Co. Ltd.	582,227
215,100	Delta Electronics, Inc.	15,083,983
26,100	Elite Material Co. Ltd.	3,889,021
71,500	Evergreen Marine Corp. Taiwan Ltd.	457,397
2,119,800	Far Eastern New Century Corp.	1,730,445
148,400	Hon Hai Precision Industry Co. Ltd.	1,048,449
14,700	Hon Precision, Inc.	2,306,990
65,100	Macronix International Co. Ltd.*	325,364
166,400	Nanya Technology Corp.*	1,178,007
1,687,500	Pou Chen Corp.	1,379,806
83,200	Realtek Semiconductor Corp.	1,420,425
1,577,800	SinoPac Financial Holdings Co. Ltd.	1,546,025
1,305,576	Taiwan Semiconductor Manufacturing Co. Ltd.	90,635,499
26,200	Tripod Technology Corp.	377,469
107,400	Unimicron Technology Corp.	3,050,519
920,700	United Microelectronics Corp.	2,312,666
7,900	V5 Technologies Co. Ltd.*	322,887
208,700	Yageo Corp.	2,127,839
		146,165,194
	Thailand - 1.7%
7,536,400	Charoen Pokphand Foods PCL	4,462,076
1,038,000	Krung Thai Bank PCL	1,050,817
65,676,400	TMBThanachart Bank PCL	4,560,351
		10,073,244
The accompanying notes are an integral part of these financial statements.

6

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 95.8% - (continued)
	Turkey - 0.5%
1,561,669	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT		$712,357
162,800	Migros Ticaret AS		2,314,859
			3,027,216
	United Arab Emirates - 1.3%
1,342,300	Deyaar Development PJSC		299,661
181,000	Dubai Islamic Bank PJSC		351,839
315,500	Emaar Development PJSC		1,252,346
1,703,404	Emaar Properties PJSC		5,484,958
34,542	Yalla Group Ltd. ADR*		230,741
			7,619,545
	United States - 0.7%
12,111	Aura Minerals, Inc.		1,026,650
196,600	JBS NV BDR*		3,142,868
			4,169,518
	Total Common Stocks (cost $407,785,039)		$580,438,604
PREFERRED STOCKS - 1.3%
	Brazil - 1.3%
447,200	Itau Unibanco Holding SA (Preference Shares)(4)		$3,900,514
390,800	Petroleo Brasileiro SA - Petrobras (Preference Shares)(4)		3,873,433
	Total Preferred Stocks (cost $7,256,059)		$7,773,947
	Total Long-Term Investments (cost $415,041,098)		$588,212,551
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.5%
$ 2,792,971	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $2,793,253; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $2,848,956		$2,792,971
	Securities Lending Collateral - 0.3%
1,693,143	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(5)		1,693,143
	Total Short-Term Investments (cost $4,486,114)		$4,486,114
	Total Investments (cost $419,527,212)	97.9%	$592,698,665
	Other Assets and Liabilities	2.1%	12,867,802
	Net Assets	100.0%	$605,566,467
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$17,334,669, representing 2.9% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.
(5)	Current yield as of period end.
The accompanying notes are an integral part of these financial statements.

7

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	75	06/19/2026	$6,128,250	$721,805
Total futures contracts				$721,805
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$580,438,604	$99,413,602	$479,307,690	$1,717,312
Preferred Stocks	7,773,947	7,773,947	—	—
Short-Term Investments	4,486,114	1,693,143	2,792,971	—
Futures Contracts(2)	721,805	721,805	—	—
Total	$593,420,470	$109,602,497	$482,100,661	$1,717,312

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

8

Hartford Global Impact Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8%
	Brazil - 2.9%
1,889	MercadoLibre, Inc.*	$3,386,278
791,400	Telefonica Brasil SA	6,272,961
		9,659,239
	Canada - 1.1%
243,764	NFI Group, Inc.*(1)	3,904,961
	Germany - 3.8%
21,576	BioNTech SE ADR*	2,232,037
124,551	Infineon Technologies AG	8,376,708
19,262	Wacker Chemie AG	2,113,718
		12,722,463
	India - 1.1%
374,275	Shriram Finance Ltd.	3,722,390
	Ireland - 1.3%
46,475	Kingspan Group PLC	4,300,036
	Israel - 1.6%
10,854	CyberArk Software Ltd.*(2)(3)	488,430
143,813	Teva Pharmaceutical Industries Ltd. ADR*	5,043,522
		5,531,952
	Japan - 1.6%
152,400	Sekisui House Ltd.	3,318,352
97,000	Shionogi & Co. Ltd.	1,959,685
		5,278,037
	Mexico - 0.9%
1,006,100	Wal-Mart de Mexico SAB de CV	3,171,762
	Netherlands - 1.4%
115,158	Arcadis NV(1)	4,931,937
	Puerto Rico - 2.2%
49,018	Popular, Inc.	7,368,876
	South Africa - 2.1%
2,873,910	Old Mutual Ltd.	2,349,682
550,845	Vodacom Group Ltd.	4,672,964
		7,022,646
	Sweden - 0.8%
88,157	MIPS AB(1)(4)	2,613,725
	Switzerland - 1.6%
30,443	DSM-Firmenich AG	2,273,750
49,035	Landis & Gyr Group AG*	3,288,455
		5,562,205
	Taiwan - 4.6%
117,179	Chroma ATE, Inc.	8,006,878
88,606	MediaTek, Inc.	7,396,972
		15,403,850
	United Kingdom - 6.2%
20,641	AstraZeneca PLC	3,867,504
795,603	Barratt Redrow PLC	2,709,625
76,932	Beazley PLC	1,336,261
109,461	Genus PLC	3,491,365
89,877	Hikma Pharmaceuticals PLC	1,708,829
249,784	Hiscox Ltd.	5,256,017
256,765	Nomad Foods Ltd.	2,495,756
		20,865,357
	United States - 63.6%
52,755	A.O. Smith Corp.	3,262,369
71,653	AAON, Inc.(1)	6,685,941
40,543	Abbott Laboratories	3,680,899
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.8% - (continued)
	United States - 63.6% - (continued)
21,370	Advanced Drainage Systems, Inc.		$3,189,472
55,768	Agilent Technologies, Inc.		6,443,992
23,624	Autodesk, Inc.*		5,598,888
50,225	Block, Inc.*		3,541,365
90,932	Boston Scientific Corp.*		5,238,593
17,040	Clean Harbors, Inc.*		5,328,067
79,455	Covista, Inc.*		9,154,805
33,643	Darling Ingredients, Inc.*		2,160,890
6,208	Eli Lilly & Co.		5,801,997
24,833	F5, Inc.*		8,043,409
21,298	First Solar, Inc.*		4,299,853
75,311	Flex Ltd.*		6,894,722
64,576	Globe Life, Inc.		9,964,077
35,677	GoDaddy, Inc. Class A*		3,096,407
13,682	Hubbell, Inc.		6,952,782
248,638	James Hardie Industries PLC*(1)		5,218,912
266,086	Laureate Education, Inc.*		8,007,858
51,977	Merck & Co., Inc.		5,674,849
20,349	Modine Manufacturing Co.*		5,181,466
41,950	Nextpower, Inc. Class A*		4,997,503
41,103	OneMain Holdings, Inc.		2,415,623
15,552	Onto Innovation, Inc.*		4,588,773
31,519	Palo Alto Networks, Inc.*		5,651,987
78,743	Procore Technologies, Inc.*		4,455,279
195,013	Rocket Cos., Inc. Class A*		2,851,090
23,022	Schneider Electric SE		7,325,801
290,049	SentinelOne, Inc. Class A*		4,107,094
41,221	Sprouts Farmers Market, Inc.*		3,373,939
18,474	STERIS PLC		4,006,641
37,003	Sun Communities, Inc. REIT		4,730,464
64,890	Tecnoglass, Inc.		2,795,461
89,950	Terex Corp.		5,594,890
181,611	Tetra Tech, Inc.		5,869,668
12,302	Trane Technologies PLC		6,059,227
40,784	Veralto Corp.		3,597,149
33,469	Waste Connections, Inc.		5,513,014
25,292	Westinghouse Air Brake Technologies Corp.		6,826,058
55,070	Xylem, Inc.		6,507,071
			214,688,345
	Total Common Stocks (cost $248,249,567)		$326,747,781
SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 0.6%
$ 1,989,777	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $1,989,978; collateralized by U.S. Treasury Note at 3.63%, maturing 09/30/2030, with a market value of $2,029,682		$1,989,777
	Securities Lending Collateral - 0.7%
2,322,954	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(5)		2,322,954
	Total Short-Term Investments (cost $4,312,731)		$4,312,731
	Total Investments (cost $252,562,298)	98.1%	$331,060,512
	Other Assets and Liabilities	1.9%	6,442,179
	Net Assets	100.0%	$337,502,691
The accompanying notes are an integral part of these financial statements.

9

Hartford Global Impact Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $488,430 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
02/2026	CyberArk Software Ltd.	10,854	$488,430	$488,430

(3)	Investment valued using significant unobservable inputs.
(4)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the aggregate value of this security was $2,613,725, representing 0.8% of net assets.

(5)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$326,747,781	$256,558,985	$69,700,366	$488,430
Short-Term Investments	4,312,731	2,322,954	1,989,777	—
Total	$331,060,512	$258,881,939	$71,690,143	$488,430

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

10

Hartford International Equity Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9%
	Australia - 1.8%
90,692	BHP Group Ltd.	$3,589,530
22,510	Commonwealth Bank of Australia	2,835,283
84,572	Computershare Ltd.	1,857,978
453,447	Medibank Pvt Ltd.	1,541,870
299,667	Qantas Airways Ltd.	1,832,281
90,226	Sonic Healthcare Ltd.	1,291,010
		12,947,952
	Austria - 0.8%
22,038	ams-OSRAM AG*	353,967
39,990	Erste Group Bank AG	4,418,735
66,082	Mondi PLC	682,720
15,801	Zumtobel Group AG	66,761
		5,522,183
	Belgium - 0.6%
14,786	Ageas SA	1,158,699
21,408	KBC Group NV	2,849,360
52,860	Proximus SADP	403,875
		4,411,934
	Brazil - 2.1%
403,083	Ambev SA	1,181,133
461,556	Banco Bradesco SA ADR	1,790,837
55,982	Banco BTG Pactual SA	670,861
121,405	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	812,750
83,261	Inter & Co., Inc. Class A	631,951
75,360	Localiza Rent a Car SA	698,691
295,508	Lojas Renner SA	811,606
133,025	M Dias Branco SA	630,766
1,895	MercadoLibre, Inc.*	3,397,034
474,926	Natura Cosmeticos SA*	977,321
139,478	PRIO SA*	1,870,579
77,374	Suzano SA	685,019
111,139	Telefonica Brasil SA	880,933
96,078	Ultrapar Participacoes SA	580,915
		15,620,396
	Canada - 5.3%
21,578	Barrick Mining Corp.	847,807
17,390	Cameco Corp.	2,139,666
25,124	Canadian National Railway Co.	2,821,930
31,706	Canadian Natural Resources Ltd.	1,513,466
6,200	Celestica, Inc.*	2,545,453
35,670	Gildan Activewear, Inc.	2,213,701
37,339	Great-West Lifeco, Inc.	1,995,115
22,192	Imperial Oil Ltd.(1)	2,972,766
17,700	Intact Financial Corp.	3,410,607
44,989	Loblaw Cos. Ltd.	2,073,995
62,668	Manulife Financial Corp.	2,464,091
14,128	Nutrien Ltd.	1,073,728
35,494	Open Text Corp.(1)	804,550
8,064	Royal Bank of Canada	1,450,374
23,139	Shopify, Inc. Class A*	2,802,827
24,060	Spin Master Corp.(1)(2)	365,589
52,709	Sun Life Financial, Inc.	3,797,718
31,254	Toronto-Dominion Bank	3,366,877
		38,660,260
	Chile - 0.4%
105,508	Cia Cervecerias Unidas SA	598,005
50,079	Empresa Nacional de Telecomunicaciones SA	198,132
6,700,702	Enel Americas SA	625,531
47,006	Lundin Mining Corp.	1,206,338
		2,628,006
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	China - 6.9%
260,577	Alibaba Group Holding Ltd.	$4,294,572
29,762	Alibaba Group Holding Ltd. ADR	3,925,013
71,502	Baidu, Inc. Class A*	1,129,088
406,129	BOC Hong Kong Holdings Ltd.	2,336,130
600,841	China BlueChemical Ltd. Class H	207,348
236,317	China Hongqiao Group Ltd.	1,000,341
395,225	China Mengniu Dairy Co. Ltd.	880,170
2,946,394	China Reinsurance Group Corp. Class H	464,603
89,344	China Resources Mixc Lifestyle Services Ltd.(2)	539,600
19,600	Contemporary Amperex Technology Co. Ltd. Class A	1,258,150
9,200	Contemporary Amperex Technology Co. Ltd. Class H	727,131
458,557	CSPC Pharmaceutical Group Ltd.	499,633
275,369	DiDi Global, Inc. ADR*	1,002,343
11,020	Duality Biotherapeutics, Inc.*	393,248
185,807	Foxconn Industrial Internet Co. Ltd. Class A	1,725,157
48,758	Fuyao Glass Industry Group Co. Ltd. Class A	421,952
44,003	Fuyao Glass Industry Group Co. Ltd. Class H(2)	334,271
22,545	Hesai Group ADR*(1)	511,321
56,956	JD.com, Inc. Class A	862,890
112,513	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H(1)	938,165
36,347	KE Holdings, Inc. ADR(1)	622,624
87,372	KE Holdings, Inc. Class A	485,144
4,300	Kweichow Moutai Co. Ltd. Class A	871,364
141,300	Luxshare Precision Industry Co. Ltd. Class A	1,402,963
27,000	Meituan Class B*(2)	290,498
14,710	NAURA Technology Group Co. Ltd. Class A	1,163,744
28,474	NetEase, Inc.	666,553
1,213,133	PICC Property & Casualty Co. Ltd. Class H	2,191,358
33,362	Prosus NV*	1,615,153
1,444,213	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	634,292
101,500	Shenzhen Inovance Technology Co. Ltd. Class A	1,023,106
9,994	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H*(1)	604,508
6,900	Sigenergy Technology Co. Ltd. Class H*	502,139
58,000	Silergy Corp.	793,777
2,209,180	Sino Biopharmaceutical Ltd.	1,537,730
141,868	Tencent Holdings Ltd.	8,615,961
76,308	Tencent Music Entertainment Group ADR	699,744
24,163	Trip.com Group Ltd. ADR*	1,309,876
97,300	Weichai Power Co. Ltd. Class A	447,514
124,623	Zhongsheng Group Holdings Ltd.	113,761
76,535	ZTO Express Cayman, Inc.(1)	1,939,309
		50,982,244
	Denmark - 0.7%
19,601	DSV AS	4,820,666
7,682	Pandora AS	584,592
		5,405,258
	Finland - 1.2%
29,771	Kone OYJ Class B	1,893,787
401,719	Nokia OYJ	5,104,468
135,156	Outokumpu OYJ	909,117
80,338	Sampo OYJ Class A	834,811
		8,742,183
	France - 6.5%
61,408	Accor SA	3,039,004
14,089	Airbus SE	2,904,579
8,517	Alten SA	567,413
13,614	Arkema SA	993,603
The accompanying notes are an integral part of these financial statements.

11

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	France - 6.5% - (continued)
31,231	AXA SA(1)	$1,505,499
63,489	Ayvens SA(2)	859,149
56,347	BNP Paribas SA	5,917,644
51,120	Bureau Veritas SA	1,566,487
6,154	Capgemini SE	748,427
63,720	Carrefour SA	1,267,605
12,454	Cie de Saint-Gobain SA	1,141,033
71,447	Engie SA(1)	2,355,074
12,053	EssilorLuxottica SA(1)	2,551,253
1,168	Hermes International SCA	2,234,502
9,870	Imerys SA	258,346
10,093	IPSOS SA	428,042
1,245	LVMH Moet Hennessy Louis Vuitton SE	665,090
24,500	Metropole Television SA(1)	374,195
119,709	Orange SA	2,492,622
17,519	Publicis Groupe SA	1,636,928
18,825	Quadient SA	257,424
27,434	Renault SA(1)	963,735
8,941	SEB SA	548,720
72,594	Societe Generale SA	5,843,818
12,219	Sodexo SA(1)	621,501
3,065	Sopra Steria Group	478,242
57,764	Television Francaise 1 SA(1)	459,477
42,165	TotalEnergies SE	3,920,229
40,267	Valeo SE	506,855
4,557	Vicat SACA	321,789
		47,428,285
	Germany - 3.8%
13,530	Aumovio SE*	586,776
29,441	BASF SE	1,888,244
11,423	Beiersdorf AG	946,963
26,733	Brenntag SE	1,946,828
9,091	Continental AG*	687,853
29,491	Daimler Truck Holding AG	1,487,464
16,947	Duerr AG	420,535
45,623	Evonik Industries AG	943,629
24,377	Fresenius SE & Co. KGaA	1,180,567
68,334	Infineon Technologies AG	4,595,820
9,337	Mercedes-Benz Group AG	544,255
18,089	Merck KGaA	2,342,291
1,744	Rheinmetall AG	2,781,348
17,878	SAP SE	3,001,592
14,708	Scout24 SE(2)	1,224,622
25,676	Symrise AG	2,271,315
6,242	Wacker Chemie AG	684,967
25,424	Zalando SE*(2)	627,970
		28,163,039
	Greece - 0.4%
98,467	Allwyn AG(1)	1,406,214
86,780	Public Power Corp. SA(1)	1,842,566
		3,248,780
	Hong Kong - 1.9%
241,984	AIA Group Ltd.	2,656,685
28,379	ASMPT Ltd.	594,467
156,919	CK Asset Holdings Ltd.	988,472
79,305	Dah Sing Financial Holdings Ltd.	417,357
29,790	Hong Kong Exchanges & Clearing Ltd.	1,586,696
206,095	PAX Global Technology Ltd.	102,620
472,821	Prudential PLC	7,125,194
295,964	Yue Yuen Industrial Holdings Ltd.(1)	549,796
		14,021,287
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Hungary - 0.2%
9,931	OTP Bank Nyrt	$1,332,034
	India - 2.9%
11,896	Bajaj Auto Ltd.	1,256,869
73,496	Bajaj Finance Ltd.	730,009
73,985	Bharti Airtel Ltd.	1,478,955
339,227	Canara Bank	484,159
31,699	Cholamandalam Investment & Finance Co. Ltd.	525,482
164,155	Embassy Office Parks REIT	736,000
191,507	Eternal Ltd.*	502,497
77,127	HDFC Bank Ltd.	630,827
28,469	Hero MotoCorp Ltd.	1,538,376
94,871	ICICI Bank Ltd.	1,273,011
40,012	Infosys Ltd.	503,716
249,054	Kotak Mahindra Bank Ltd.	1,011,477
27,531	Larsen & Toubro Ltd.	1,169,512
62,604	Larsen & Toubro Ltd. GDR(3)	2,629,368
19,422	Mahindra & Mahindra Ltd.	636,988
13,509	MakeMyTrip Ltd.*(1)	637,760
73,551	Max Financial Services Ltd.*	1,228,798
36,987	Reliance Industries Ltd. GDR(2)	2,242,227
47,057	SBI Life Insurance Co. Ltd.(2)	903,763
176,359	Varun Beverages Ltd.	960,627
		21,080,421
	Indonesia - 0.4%
3,211,707	Bank Central Asia Tbk. PT	1,088,897
3,413,498	Bank Negara Indonesia Persero Tbk. PT	735,469
1,292,326	Indofood CBP Sukses Makmur Tbk. PT	506,864
1,486,229	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	148,108
2,007,341	Semen Indonesia Persero Tbk. PT	232,521
		2,711,859
	Ireland - 0.8%
15,489	AerCap Holdings NV	2,202,691
163,056	AIB Group PLC	1,879,472
90,551	Bank of Ireland Group PLC	1,783,618
		5,865,781
	Israel - 0.1%
7,756	Check Point Software Technologies Ltd.*	872,317
	Italy - 2.0%
96,109	BPER Banca SpA	1,418,740
47,646	Brembo NV(1)	448,991
72,817	Eni SpA(1)	2,059,003
97,939	FinecoBank Banca Fineco SpA	2,431,396
48,085	Ryanair Holdings PLC ADR	2,627,845
76,196	UniCredit SpA	5,888,607
		14,874,582
	Japan - 14.0%
29,035	Advantest Corp.	5,421,373
22,080	Aica Kogyo Co. Ltd.	494,377
39,502	Alfresa Holdings Corp.	596,349
23,830	Amada Co. Ltd.	402,955
26,910	and ST HD Co. Ltd.(1)	515,322
84,834	ARCHION Corp.*(1)	164,190
39,406	ASKUL Corp.(1)	296,155
27,860	Avex, Inc.	210,468
15,810	BML, Inc.	385,265
72,505	Canon, Inc.	1,865,304
107,965	Chiba Bank Ltd.	1,490,263
50,240	Chugai Pharmaceutical Co. Ltd.	2,679,267
29,082	Cosel Co. Ltd.	236,404
48,052	Daiichi Life Group, Inc.	439,949
The accompanying notes are an integral part of these financial statements.

12

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Japan - 14.0% - (continued)
37,370	Dentsu Group, Inc.(1)	$709,500
32,220	Dip Corp.(1)	374,374
2,650	Dowa Holdings Co. Ltd.	161,257
25,036	Eisai Co. Ltd.	749,388
243,180	ENEOS Holdings, Inc.	2,042,343
70,640	Hakuhodo DY Holdings, Inc.	474,315
126,340	Hitachi Ltd.	4,017,403
291,834	Honda Motor Co. Ltd.	2,368,068
2,610	Horiba Ltd.	363,408
15,280	Hoya Corp.	2,853,444
10,104	Isuzu Motors Ltd.	139,218
42,665	Japan Airlines Co. Ltd.	670,944
145,725	Japan Exchange Group, Inc.	1,735,836
206,102	Japan Post Holdings Co. Ltd.	2,390,176
130,190	Japan Post Insurance Co. Ltd.(1)	1,269,432
59,528	Japan Tobacco, Inc.	2,217,699
55,760	JGC Holdings Corp.	847,240
9,830	JINS Holdings, Inc.(1)	416,294
29,670	Kao Corp.	1,105,648
55,780	KDDI Corp.	912,813
14,928	Keyence Corp.	6,846,965
26,680	KH Neochem Co. Ltd.	471,180
4,086	Kissei Pharmaceutical Co. Ltd.	114,185
71,250	Koito Manufacturing Co. Ltd.	1,155,989
91,350	Kubota Corp.	1,491,238
51,670	Kuraray Co. Ltd.	542,668
64,739	Maruichi Steel Tube Ltd.	601,202
32,038	Maxell Ltd.	409,367
13,380	Miraial Co. Ltd.	111,162
93,177	Mitsubishi Corp.	2,984,144
39,022	Mitsubishi Estate Co. Ltd.	1,112,058
25,050	Mitsubishi Gas Chemical Co., Inc.	705,276
15,790	Mizuho Financial Group, Inc.	679,012
13,957	Nachi-Fujikoshi Corp.	453,516
13,196	Neturen Co. Ltd.	109,239
44,310	Nichicon Corp.	677,755
29,854	Nikon Corp.(1)	330,293
65,123	Nintendo Co. Ltd.	3,185,745
45,059	Nippon Sanso Holdings Corp.	1,588,576
11,236	Nippon Shokubai Co. Ltd.	154,686
21,872	Nippon Television Holdings, Inc.	415,802
208,809	Nissan Motor Co. Ltd.*(1)	477,758
26,790	OKUMA Corp.	768,783
25,229	Optorun Co. Ltd.	657,922
46,900	OSG Corp.	980,851
426,320	Pan Pacific International Holdings Corp.	2,411,288
469,350	Persol Holdings Co. Ltd.	698,590
454,224	Resona Holdings, Inc.	5,681,280
27,420	Rinnai Corp.	623,172
57,283	Rohm Co. Ltd.	1,239,314
45,290	Sega Sammy Holdings, Inc.	656,599
23,690	Seria Co. Ltd.	518,193
37,260	Shiga Bank Ltd.	459,370
25,670	Ship Healthcare Holdings, Inc.	382,009
1,251,202	SoftBank Corp.	1,761,028
97,511	SoftBank Group Corp.	3,330,859
45,490	Sony Group Corp.	911,407
31,406	Stanley Electric Co. Ltd.	612,947
42,281	Subaru Corp.	629,784
18,981	Sumitomo Heavy Industries Ltd.	642,196
53,694	Sumitomo Mitsui Trust Group, Inc.	1,795,169
89,530	Sysmex Corp.	790,589
80,383	T&D Holdings, Inc.	1,947,520
22,420	Tachi-S Co. Ltd.	293,426
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Japan - 14.0% - (continued)
48,820	Tadano Ltd.	$427,991
14,112	Taiheiyo Cement Corp.	320,396
26,384	Taisei Corp.	2,861,100
27,957	Takeda Pharmaceutical Co. Ltd.	934,680
13,263	THK Co. Ltd.	497,218
98,009	Tochigi Bank Ltd.(1)	599,568
21,285	Tokai Rika Co. Ltd.	392,635
44,310	Toyota Boshoku Corp.	626,925
13,170	Transcosmos, Inc.	321,524
35,975	TS Tech Co. Ltd.	394,024
19,840	Tsubakimoto Chain Co.	297,413
43,935	Tsuruha Holdings, Inc.(1)	577,549
29,147	TV Asahi Holdings Corp.	603,137
850	Ushio, Inc.	17,116
33,234	Xebio Holdings Co. Ltd.	211,501
45,660	Yamato Holdings Co. Ltd.	517,298
		103,026,628
	Kazakhstan - 0.2%
13,693	Kaspi.KZ JSC ADR	1,175,407
	Luxembourg - 0.1%
6,022	Aperam SA	322,127
12,000	RTL Group SA	461,244
		783,371
	Mexico - 1.1%
1,259,424	America Movil SAB de CV(1)	1,673,368
271,289	Becle SAB de CV(1)	219,752
84,763	Controladora Vuela Cia de Aviacion SAB de CV ADR*(1)	628,094
44,352	Corp. Inmobiliaria Vesta SAB de CV ADR(1)	1,578,931
200,000	Esentia Energy Development SAB de CV*	682,371
646,240	Genomma Lab Internacional SAB de CV Class B(1)	609,671
101,854	Grupo Financiero Banorte SAB de CV Class O	1,105,972
306,198	Kimberly-Clark de Mexico SAB de CV Class A(1)	692,379
192,500	Megacable Holdings SAB de CV	673,863
		7,864,401
	Netherlands - 3.7%
62,995	ABN AMRO Bank NV(3)	2,193,285
2,205	Adyen NV*(2)	2,488,244
3,685	Argenx SE*	2,889,879
7,423	ASML Holding NV	10,730,285
11,371	Fugro NV(1)	164,898
34,107	Havas NV*	649,194
23,836	Heineken NV(1)	1,855,627
78,012	ING Groep NV	2,257,775
62,534	Koninklijke Philips NV	1,649,507
20,420	NN Group NV	1,787,440
18,223	Randstad NV(1)	539,973
		27,206,107
	Pakistan - 0.0%
6,029	VEON Ltd. ADR*	299,883
	Peru - 0.2%
3,323	Credicorp Ltd.	1,077,217
	Philippines - 0.1%
319,326	BDO Unibank, Inc.	597,125
181,054	Security Bank Corp.	191,288
		788,413
	Poland - 0.2%
163,428	Allegro.eu SA*(2)	1,345,819
The accompanying notes are an integral part of these financial statements.

13

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Russia - 0.0%
94,370	Gazprom PJSC*(4)	$—
3,866	LUKOIL PJSC ADR*(4)	—
511,012	Sberbank of Russia PJSC*(4)	—
164,682	Surgutneftegas PJSC ADR*(4)	—
70,320	VK IPJSC GDR*(4)	—
		—
	Saudi Arabia - 0.5%
24,660	Al Rajhi Bank	452,115
278,939	Saudi National Bank	2,921,403
		3,373,518
	Singapore - 0.6%
724,271	Grab Holdings Ltd. Class A*	2,766,715
392,503	Singapore Airlines Ltd.	1,943,960
		4,710,675
	South Africa - 1.5%
46,344	Anglo American PLC	2,293,329
31,532	Astral Foods Ltd.	463,859
114,418	MTN Group Ltd.	1,435,591
55,299	Naspers Ltd. Class N	2,994,435
565,649	Netcare Ltd.	587,127
1,173,431	Old Mutual Ltd.(1)	959,386
856,424	Pepkor Holdings Ltd.(2)	1,131,446
255,868	Sanlam Ltd.	1,317,825
		11,182,998
	South Korea - 5.9%
52,632	Coupang, Inc.*	1,051,587
5,348	Coway Co. Ltd.	310,452
11,325	Hankook Tire & Technology Co. Ltd.	455,730
4,858	HD Hyundai Marine Solution Co. Ltd.	878,356
2,712	Hyundai Mobis Co. Ltd.	784,362
5,201	Hyundai Motor Co.	1,885,153
52,634	iM Financial Group Co. Ltd.	681,142
11,688	KB Financial Group, Inc.	1,279,896
13,589	Kia Corp.	1,401,593
25,303	KT Corp.	1,042,457
15,852	KT&G Corp.	1,905,617
2,006	LG Electronics, Inc.	193,204
1,852	LG H&H Co. Ltd.	319,209
66,879	Samsung Electronics Co. Ltd.	10,071,147
31,533	Shinhan Financial Group Co. Ltd.	2,141,365
18,247	SK Hynix, Inc.	16,272,091
41,308	SK Telecom Co. Ltd.	2,676,844
		43,350,205
	Spain - 1.7%
23,271	Actividades de Construccion y Servicios SA	3,354,157
37,031	Almirall SA	548,169
526,105	Banco de Sabadell SA	2,039,708
39,752	Iberdrola SA	931,954
84,305	Industria de Diseno Textil SA(1)	5,045,708
132,463	Prosegur Cia de Seguridad SA	418,979
		12,338,675
	Sweden - 1.4%
62,709	Assa Abloy AB Class B(1)	2,413,525
254,986	Atlas Copco AB Class A(1)	4,900,227
77,213	Embracer Group AB*(1)	532,534
46,600	SKF AB Class B(1)	1,173,328
112,494	Telefonaktiebolaget LM Ericsson Class B	1,341,941
		10,361,555
	Switzerland - 2.8%
21,061	Adecco Group AG	485,350
186	Chocoladefabriken Lindt & Spruengli AG	2,279,324
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Switzerland - 2.8% - (continued)
17,487	Galderma Group AG*	$3,668,656
3,756	Lonza Group AG	2,309,268
14,274	SGS SA	1,546,589
10,195	Sika AG*	1,880,633
4,638	Swatch Group AG Class BR	1,076,612
167,982	UBS Group AG*	7,433,505
		20,679,937
	Taiwan - 7.7%
143,740	Advantech Co. Ltd.	1,643,731
5,064	ASPEED Technology, Inc.	2,722,266
222,386	Catcher Technology Co. Ltd.	1,464,787
80,951	Eclat Textile Co. Ltd.	854,617
2,697,592	Innolux Corp.	2,061,128
14,613	Largan Precision Co. Ltd.	1,173,392
35,379	MediaTek, Inc.	2,953,496
168,619	Quanta Computer, Inc.	1,681,277
28,000	Realtek Semiconductor Corp.	478,028
558,007	Taiwan Semiconductor Manufacturing Co. Ltd.	38,737,877
51,539	Tong Hsing Electronic Industries Ltd.*	284,591
798,640	WPG Holdings Ltd.	2,559,079
		56,614,269
	Thailand - 0.5%
158,853	Bangkok Bank PCL	792,573
252,082	Kasikornbank PCL	1,500,235
40,596	Kasikornbank PCL NVDR	241,602
2,606,166	True Corp. PCL	1,095,313
		3,629,723
	Turkey - 0.3%
90,118	Coca-Cola Icecek AS	149,582
70,402	MLP Saglik Hizmetleri AS*(2)	692,961
137,828	Ulker Biskuvi Sanayi AS	377,935
1,197,991	Yapi ve Kredi Bankasi AS*	982,117
		2,202,595
	Ukraine - 0.0%
259,468	Ferrexpo PLC*	100,908
	United Arab Emirates - 0.4%
130,123	Abu Dhabi Islamic Bank PJSC	777,017
238,830	Aldar Properties PJSC	502,284
377,374	Emirates Telecommunications Group Co. PJSC	1,910,963
		3,190,264
	United Kingdom - 8.7%
37,526	AstraZeneca PLC	7,119,516
85,163	BAE Systems PLC	2,368,685
156,168	Barratt Redrow PLC	531,869
24,318	Bodycote PLC	225,834
69,768	British American Tobacco PLC	4,108,972
123,511	British Land Co. PLC REIT	653,554
535,993	BT Group PLC	1,575,731
44,690	Burberry Group PLC*	709,148
723,174	Centrica PLC	2,113,758
130,341	CK Hutchison Holdings Ltd.	1,088,372
75,118	Compass Group PLC	2,122,610
119,186	Crest Nicholson Holdings PLC	107,040
14,654	DCC PLC	1,104,516
32,561	Derwent London PLC REIT	761,820
59,518	Diageo PLC	1,203,417
198,197	easyJet PLC	948,638
142,966	GSK PLC	3,748,207
359,556	Hays PLC	163,415
39,851	Hikma Pharmaceuticals PLC	757,686
40,597	Imperial Brands PLC	1,542,387
The accompanying notes are an integral part of these financial statements.

14

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	United Kingdom - 8.7% - (continued)
113,494	J Sainsbury PLC	$507,789
204,622	Kingfisher PLC	804,636
88,935	Land Securities Group PLC REIT	715,596
9,789	London Stock Exchange Group PLC	1,270,188
247,463	NatWest Group PLC	1,973,733
99,480	Pagegroup PLC	180,986
44,394	Reckitt Benckiser Group PLC	2,824,726
63,200	RELX PLC	2,304,672
247,889	Rolls-Royce Holdings PLC	3,988,920
360,507	Schroders PLC	2,838,626
60,753	Smiths Group PLC	2,097,536
147,249	Standard Chartered PLC	3,749,670
63,632	SThree PLC	145,293
114,745	Tate & Lyle PLC	573,187
86,541	Travis Perkins PLC	614,710
36,903	Unilever PLC	2,161,077
93,109	UNITE Group PLC REIT	586,751
88,813	Vanquis Banking Group PLC*	133,904
215,347	Wise PLC Class A*	3,079,748
138,487	WPP PLC	501,402
		64,008,325
	United States - 5.5%
211,175	Aegon Ltd.	1,749,922
773	AP Moller - Maersk AS Class A	1,813,782
379,011	BP PLC	3,000,187
62,290	Experian PLC	2,279,130
4,773	Linde PLC	2,391,941
29,508	Nestle SA	2,987,379
11,836	Novartis AG	1,749,239
5,596	Roche Holding AG	2,280,369
688	Rubicon Earnout Shares*(4)(5)	—
30,175	Sanofi SA(1)	2,823,669
31,588	Schneider Electric SE	10,051,578
129,284	Shell PLC	5,878,126
5,813	Spotify Technology SA*	2,595,795
16,188	Tory Burch LLC*(4)(5)	760,668
		40,361,785
	Total Common Stocks (cost $478,505,812)	$704,191,479
CONVERTIBLE PREFERRED STOCKS - 0.0%
	United States - 0.0%
38,688	Lookout, Inc. Series F*(4)(5)(6)	$124,188
243,469	Lumeris Group Holdings Corp.*(4)(5)(6)	150,951
	Total Convertible Preferred Stocks (cost $826,934)	$275,139
EXCHANGE-TRADED FUNDS - 0.2%
	Other Investment Pools & Funds - 0.2%
13,086	iShares Core MSCI EAFE ETF	$1,250,237
	Total Exchange-Traded Funds (cost $1,169,541)	$1,250,237
PREFERRED STOCKS - 1.1%
	Brazil - 0.7%
158,900	Banco do Estado do Rio Grande do Sul SA (Preference Shares)(6)	$501,235
925,060	Itausa SA (Preference Shares)(6)	2,600,435
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.1% - (continued)
	Brazil - 0.7% - (continued)
3,048	Localiza Rent a Car SA (Preference Shares)(6)		$27,170
180,452	Petroleo Brasileiro SA - Petrobras (Preference Shares)(6)		1,788,559
			4,917,399
	Chile - 0.0%
60,346	Embotelladora Andina SA (Preference Shares)(6)		281,299
	Germany - 0.4%
11,189	FUCHS SE (Preference Shares)(6)		527,642
13,041	Henkel AG & Co. KGaA (Preference Shares)(6)		948,967
13,124	Volkswagen AG (Preference Shares)(6)		1,330,882
			2,807,491
	Total Preferred Stocks (cost $5,610,202)		$8,006,189
	Total Long-Term Investments (cost $486,112,489)		$713,723,044
SHORT-TERM INVESTMENTS - 4.3%
	Repurchase Agreements - 0.4%
$ 2,880,694	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $2,880,985; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $2,938,415		$2,880,694
	Securities Lending Collateral - 3.9%
28,755,238	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(7)		28,755,238
	Total Short-Term Investments (cost $31,635,932)		$31,635,932
	Total Investments (cost $517,748,421)	101.5%	$745,358,976
	Other Assets and Liabilities	(1.5)%	(11,239,770)
	Net Assets	100.0%	$734,119,206
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
The accompanying notes are an integral part of these financial statements.

15

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$13,046,159, representing 1.8% of net assets.

(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the aggregate value of these securities was $4,822,653, representing 0.7% of net assets.

(4)	Investment valued using significant unobservable inputs.
(5)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,035,807 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	38,688	$441,937	$124,188
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	243,469	384,997	150,951
09/2015	Rubicon Earnout Shares	688	—	—
11/2013	Tory Burch LLC	16,188	1,268,749	760,668
			$2,095,683	$1,035,807

(6)	Currently no rate available.
(7)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P TSX 60 Future	26	06/18/2026	$7,595,863	$157,498
SPI 200 Future	46	06/18/2026	7,176,607	(161,008)
Total futures contracts				$(3,510)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$704,191,479	$128,660,741	$574,770,070	$760,668
Convertible Preferred Stocks	275,139	—	—	275,139
Exchange-Traded Funds	1,250,237	1,250,237	—	—
Preferred Stocks	8,006,189	5,726,340	2,279,849	—
Short-Term Investments	31,635,932	28,755,238	2,880,694	—
Futures Contracts(2)	157,498	157,498	—	—
Total	$745,516,474	$164,550,054	$579,930,613	$1,035,807
Liabilities
Futures Contracts(2)	$(161,008)	$(161,008)	$—	$—
Total	$(161,008)	$(161,008)	$—	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

16

The Hartford International Growth Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.7%
	Austria - 1.7%
71,609	Erste Group Bank AG	$7,912,508
	Brazil - 1.5%
3,731	MercadoLibre, Inc.*	6,688,303
	Canada - 3.8%
46,571	Cameco Corp.	5,730,096
85,550	Canadian Natural Resources Ltd.	4,083,677
62,980	Shopify, Inc. Class A*	7,628,767
		17,442,540
	China - 4.7%
54,228	Alibaba Group Holding Ltd. ADR	7,151,589
232,987	Tencent Holdings Ltd.	14,149,821
		21,301,410
	Denmark - 1.9%
35,518	DSV AS	8,735,290
	Finland - 2.2%
776,082	Nokia OYJ	9,861,335
	France - 6.3%
165,732	Accor SA	8,201,866
38,013	Airbus SE	7,836,736
32,279	EssilorLuxottica SA(1)	6,832,481
3,138	Hermes International SCA(1)	6,003,311
		28,874,394
	Germany - 5.5%
183,695	Infineon Technologies AG	12,354,452
4,747	Rheinmetall AG	7,570,562
31,042	SAP SE	5,211,736
		25,136,750
	Hong Kong - 2.0%
597,588	Prudential PLC	9,005,375
	India - 2.8%
166,561	Larsen & Toubro Ltd. GDR(2)	6,995,562
92,096	Reliance Industries Ltd. GDR(3)	5,583,046
		12,578,608
	Italy - 3.0%
261,122	FinecoBank Banca Fineco SpA	6,482,515
128,771	Ryanair Holdings PLC ADR	7,037,335
		13,519,850
	Japan - 13.1%
76,071	Advantest Corp.	14,203,866
337,146	Hitachi Ltd.	10,720,685
19,613	Keyence Corp.	8,995,815
128,487	Nintendo Co. Ltd.	6,285,441
824,738	Resona Holdings, Inc.	10,315,544
261,421	SoftBank Group Corp.	8,929,829
		59,451,180
	Netherlands - 7.7%
5,927	Adyen NV*(3)	6,688,355
9,954	Argenx SE*	7,806,203
14,374	ASML Holding NV	20,778,272
		35,272,830
	Singapore - 1.6%
1,943,069	Grab Holdings Ltd. Class A*	7,422,524
	South Korea - 5.5%
28,256	SK Hynix, Inc.	25,197,796
Shares or Principal Amount			Market Value†
COMMON STOCKS - 95.7% - (continued)
	Spain - 1.8%
138,147	Industria de Diseno Textil SA(1)		$8,268,185
	Sweden - 1.6%
382,278	Atlas Copco AB Class A(1)		7,346,478
	Switzerland - 5.6%
47,152	Galderma Group AG*		9,892,176
10,182	Lonza Group AG		6,260,106
211,873	UBS Group AG*		9,375,761
			25,528,043
	Taiwan - 11.2%
731,720	Taiwan Semiconductor Manufacturing Co. Ltd.		50,797,355
	United Kingdom - 7.1%
71,046	AstraZeneca PLC		13,479,004
668,847	Rolls-Royce Holdings PLC		10,762,789
578,583	Wise PLC Class A*		8,274,506
			32,516,299
	United States - 5.1%
51,647	Schneider Electric SE		16,434,526
15,658	Spotify Technology SA*		6,992,080
			23,426,606
	Total Common Stocks (cost $268,549,209)		$436,283,659
SHORT-TERM INVESTMENTS - 5.4%
	Repurchase Agreements - 0.7%
$ 3,111,121	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $3,111,436; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $3,173,517		$3,111,121
	Securities Lending Collateral - 4.7%
21,334,199	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(4)		21,334,199
	Total Short-Term Investments (cost $24,445,320)		$24,445,320
	Total Investments (cost $292,994,529)	101.1%	$460,728,979
	Other Assets and Liabilities	(1.1)%	(5,070,392)
	Net Assets	100.0%	$455,658,587
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
The accompanying notes are an integral part of these financial statements.

17

The Hartford International Growth Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the aggregate value of this security was $6,995,562, representing 1.5% of net assets.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$12,271,401, representing 2.7% of net assets.

(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$436,283,659	$59,729,933	$376,553,726	$—
Short-Term Investments	24,445,320	21,334,199	3,111,121	—
Total	$460,728,979	$81,064,132	$379,664,847	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

18

The Hartford International Opportunities Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0%
	Australia - 1.1%
6,072,276	Glencore PLC*	$47,192,694
	Belgium - 2.4%
714,773	Anheuser-Busch InBev SA	54,009,373
344,424	KBC Group NV	45,842,118
		99,851,491
	Brazil - 1.9%
6,674,805	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	44,684,718
18,868	MercadoLibre, Inc.*	33,823,343
		78,508,061
	Canada - 5.7%
1,688,421	Cenovus Energy, Inc.	49,396,584
439,316	RB Global, Inc.(1)	45,899,604
458,890	Royal Bank of Canada	82,534,999
461,770	Shopify, Inc. Class A*	56,050,825
		233,882,012
	Chile - 0.8%
1,239,751	Lundin Mining Corp.	31,816,336
	China - 5.9%
5,163,787	ENN Energy Holdings Ltd.	40,480,534
2,055,839	KE Holdings, Inc. ADR(1)	35,216,522
1,507,021	Tencent Holdings Ltd.	91,524,755
675,900	Trip.com Group Ltd.*	36,497,899
8,492,700	Weichai Power Co. Ltd. Class A	39,060,630
		242,780,340
	Finland - 1.4%
4,607,473	Nokia OYJ	58,545,146
	France - 7.9%
808,913	Accor SA	40,032,077
513,634	Cie de Saint-Gobain SA	47,059,034
830,421	Klepierre SA REIT	33,645,504
3,301,097	Orange SA	68,736,576
823,646	Societe Generale SA	66,303,513
765,725	TotalEnergies SE	71,192,159
		326,968,863
	Germany - 10.3%
248,539	adidas AG	43,011,550
147,891	Allianz SE	67,546,604
2,811,679	E.ON SE	62,335,606
714,409	Infineon Technologies AG	48,047,752
24,116	Rheinmetall AG	38,460,432
249,280	SAP SE	41,852,382
235,856	Siemens AG	70,087,219
255,420	Siemens Energy AG	54,129,057
		425,470,602
	Hong Kong - 2.7%
6,386,885	AIA Group Ltd.	70,120,098
749,781	Hong Kong Exchanges & Clearing Ltd.	39,935,364
		110,055,462
	India - 1.2%
5,835,353	HDFC Bank Ltd.	47,727,765
	Israel - 1.3%
1,554,773	Teva Pharmaceutical Industries Ltd. ADR*	54,525,889
	Italy - 3.8%
99,254	Ferrari NV	34,346,930
557,050	Ryanair Holdings PLC ADR	30,442,782
7,505,499	Saipem SpA(1)	40,665,190
656,446	UniCredit SpA	50,731,699
		156,186,601
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0% - (continued)
	Japan - 11.9%
628,800	Chugai Pharmaceutical Co. Ltd.	$33,533,501
138,000	Hikari Tsushin, Inc.	33,511,356
2,246,600	Kansai Electric Power Co., Inc.	35,990,883
1,415,300	Kawasaki Heavy Industries Ltd.	29,096,316
111,794	Keyence Corp.	51,276,098
850,800	Komatsu Ltd.	36,429,554
3,750,444	Mitsui Fudosan Co. Ltd.	41,074,951
770,400	Nomura Research Institute Ltd.	20,792,894
5,461,200	Rakuten Group, Inc.*	26,589,580
3,429,428	Resona Holdings, Inc.	42,894,126
898,559	Shin-Etsu Chemical Co. Ltd.	41,371,609
432,500	SoftBank Group Corp.	14,773,684
2,184,500	Sony Group Corp.	43,767,174
1,143,800	Sumitomo Mitsui Trust Group, Inc.	38,241,046
		489,342,772
	Mexico - 1.0%
3,370,960	Cemex SAB de CV ADR	41,462,808
	Netherlands - 3.4%
38,733	Argenx SE ADR*	30,278,361
75,011	ASML Holding NV(1)	108,431,821
		138,710,182
	Singapore - 1.0%
11,313,700	Singapore Telecommunications Ltd.	40,975,932
	South Africa - 1.8%
1,457,401	Anglo American PLC	72,119,377
	South Korea - 6.5%
2,342,107	KT Corp. ADR	50,191,353
336,742	Samsung Electronics Co. Ltd.	50,709,165
583,000	Shinhan Financial Group Co. Ltd.	39,590,769
140,477	SK Hynix, Inc.	125,272,893
		265,764,180
	Switzerland - 2.5%
175,374	Galderma Group AG*	36,792,298
1,453,993	UBS Group AG*	64,341,802
		101,134,100
	Taiwan - 7.3%
2,762,000	Quanta Computer, Inc.	27,539,529
3,959,440	Taiwan Semiconductor Manufacturing Co. Ltd.	274,871,644
		302,411,173
	United Kingdom - 12.1%
401,637	AstraZeneca PLC	76,199,459
1,535,110	BAE Systems PLC	42,696,852
4,983,106	Barratt Redrow PLC	16,971,212
1,009,820	British American Tobacco PLC	59,473,147
1,884,614	GSK PLC	49,409,808
1,703,790	Imperial Brands PLC	64,731,468
36,666,380	Lloyds Banking Group PLC	49,840,679
387,423	London Stock Exchange Group PLC	50,270,719
496,844	Reckitt Benckiser Group PLC	31,613,470
1,002,939	Unilever PLC	58,486,509
		499,693,323
	United States - 3.1%
707,894	GFL Environmental, Inc.	28,393,628
1,303,109	Shell PLC	58,836,220
88,418	Spotify Technology SA*	39,483,058
		126,712,906
	Total Common Stocks (cost $2,774,446,580)	$3,991,838,015
The accompanying notes are an integral part of these financial statements.

19

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
WARRANTS - 0.0%
	Canada - 0.0%
23,071	Constellation Software, Inc. Expires 03/31/2040*(2)(3)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $2,774,446,580)		$3,991,838,015
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 0.5%
$ 20,622,001	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $20,624,086; collateralized by U.S. Treasury Note at 4.13%, maturing 04/30/2033, with a market value of $21,034,533		$20,622,001
	Securities Lending Collateral - 0.7%
29,260,923	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(4)		29,260,923
	Total Short-Term Investments (cost $49,882,924)		$49,882,924
	Total Investments (cost $2,824,329,504)	98.2%	$4,041,720,939
	Other Assets and Liabilities	1.8%	75,534,715
	Net Assets	100.0%	$4,117,255,654
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2023	Constellation Software, Inc. Expires 03/31/2040 Warrants	23,071	$—	$—

(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$3,991,838,015	$716,536,416	$3,275,301,599	$—
Warrants	—	—	—	—
Short-Term Investments	49,882,924	29,260,923	20,622,001	—
Total	$4,041,720,939	$745,797,339	$3,295,923,600	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

20

The Hartford International Value Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9%
	Austria - 1.3%
976,146	ams-OSRAM AG*	$15,678,507
1,029,344	Erste Group Bank AG	113,738,393
5,057,012	Mondi PLC	52,246,067
220,513	Zumtobel Group AG	931,698
		182,594,665
	Belgium - 0.7%
1,132,370	Ageas SA	88,737,757
2,055,132	Proximus SADP	15,702,152
		104,439,909
	Brazil - 3.8%
30,983,771	Ambev SA	90,790,120
35,553,873	Banco Bradesco SA ADR	137,949,027
19,122,153	Lojas Renner SA	52,518,535
6,089,589	M Dias Branco SA	28,875,066
32,722,277	Natura Cosmeticos SA*	67,337,131
5,955,539	Suzano SA	52,726,449
8,545,031	Telefonica Brasil SA	67,731,424
7,559,427	Ultrapar Participacoes SA	45,706,459
		543,634,211
	Canada - 1.1%
1,662,090	Barrick Mining Corp.	65,304,040
1,085,043	Nutrien Ltd.	82,463,268
896,257	Spin Master Corp.(1)	13,618,541
		161,385,849
	Chile - 0.3%
2,307,660	Cia Cervecerias Unidas SA ADR(2)	26,376,554
504,377	Embotelladora Andina SA Class B, ADR	14,228,475
		40,605,029
	China - 2.3%
1,158,754	Alibaba Group Holding Ltd.	19,097,435
5,585,117	Baidu, Inc. Class A*	88,194,596
22,220,233	China BlueChemical Ltd. Class H	7,668,132
29,753,092	China Mengniu Dairy Co. Ltd.	66,260,468
135,718,150	China Reinsurance Group Corp. Class H	21,400,755
9,613,067	DiDi Global, Inc. ADR*	34,991,564
4,397,275	JD.com, Inc. Class A	66,619,254
68,533,171	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	30,099,471
		334,331,675
	Finland - 1.0%
8,693,002	Nokia OYJ	110,458,177
5,432,595	Outokumpu OYJ	36,541,934
		147,000,111
	France - 13.0%
363,253	Alten SA	24,200,379
935,131	Arkema SA	68,249,530
2,436,798	AXA SA(2)	117,466,535
2,561,165	Ayvens SA(1)	34,658,341
2,051,770	BNP Paribas SA	215,479,853
4,974,236	Carrefour SA	98,954,278
954,431	Cie de Saint-Gobain SA	87,444,758
5,504,157	Engie SA(2)	181,430,947
369,897	Imerys SA(2)	9,682,016
433,118	IPSOS SA	18,368,430
842,902	Metropole Television SA(2)	12,873,849
9,219,282	Orange SA	191,967,056
369,835	Quadient SA	5,057,347
2,124,955	Renault SA(2)	74,647,974
390,434	SEB SA(2)	23,961,424
3,484,588	Societe Generale SA	280,509,377
846,476	Sodexo SA(2)	43,054,734
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	France - 13.0% - (continued)
144,604	Sopra Steria Group	$22,563,035
1,903,029	Television Francaise 1 SA(2)	15,137,432
3,270,055	TotalEnergies SE	304,028,570
2,848,532	Valeo SE(2)	35,855,451
191,022	Vicat SACA	13,488,862
		1,879,080,178
	Germany - 5.5%
974,070	Aumovio SE*	42,243,942
2,306,068	BASF SE	147,903,266
861,271	Beiersdorf AG	71,399,062
735,988	Brenntag SE	53,598,258
693,331	Continental AG*	52,459,535
2,279,743	Daimler Truck Holding AG	114,985,432
601,644	Duerr AG	14,929,615
3,490,375	Evonik Industries AG	72,192,076
1,893,503	Fresenius SE & Co. KGaA	91,701,514
727,036	Mercedes-Benz Group AG	42,379,003
431,896	Wacker Chemie AG	47,394,157
1,898,451	Zalando SE*(1)	46,891,539
		798,077,399
	Hong Kong - 2.5%
2,272,573	ASMPT Ltd.	47,604,524
11,940,755	CK Asset Holdings Ltd.	75,217,802
2,924,512	Dah Sing Financial Holdings Ltd.	15,390,793
7,579,360	PAX Global Technology Ltd.	3,773,955
12,135,422	Prudential PLC	182,875,208
20,633,387	Yue Yuen Industrial Holdings Ltd.(2)	38,329,496
		363,191,778
	India - 0.3%
25,851,817	Canara Bank	36,896,802
	Indonesia - 0.7%
261,859,340	Bank Negara Indonesia Persero Tbk. PT	56,419,930
58,316,192	Indofood CBP Sukses Makmur Tbk. PT	22,872,255
48,406,657	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	4,823,887
79,043,446	Semen Indonesia Persero Tbk. PT	9,156,017
		93,272,089
	Ireland - 2.0%
12,403,328	AIB Group PLC	142,967,533
7,100,048	Bank of Ireland Group PLC	139,852,396
		282,819,929
	Italy - 3.8%
7,425,651	BPER Banca SpA	109,615,798
2,100,197	Brembo NV(2)	19,791,139
5,602,302	Eni SpA	158,412,954
3,418,025	UniCredit SpA	264,153,055
		551,972,946
	Japan - 18.8%
840,920	Aica Kogyo Co. Ltd.	18,828,432
1,709,266	Alfresa Holdings Corp.	25,804,244
1,803,470	Amada Co. Ltd.	30,495,892
1,079,900	and ST HD Co. Ltd.(2)	20,679,890
4,613,142	ARCHION Corp.*(2)	8,928,377
1,418,208	ASKUL Corp.(2)	10,658,525
983,070	Avex, Inc.	7,426,590
442,790	BML, Inc.	10,790,098
8,371,331	Chiba Bank Ltd.	115,551,176
771,719	Cosel Co. Ltd.	6,273,221
3,657,756	Daiichi Life Group, Inc.	33,489,241
2,890,920	Dentsu Group, Inc.(2)	54,886,470
The accompanying notes are an integral part of these financial statements.

21

The Hartford International Value Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Japan - 18.8% - (continued)
1,063,540	Dip Corp.(2)	$12,357,586
184,295	Dowa Holdings Co. Ltd.	11,214,633
1,881,061	Eisai Co. Ltd.	56,304,731
2,630,540	Hakuhodo DY Holdings, Inc.	17,662,868
10,996,412	Honda Motor Co. Ltd.	89,229,660
205,061	Horiba Ltd.	28,552,062
768,764	Isuzu Motors Ltd.	10,592,423
3,253,202	Japan Airlines Co. Ltd.	51,159,425
10,131,310	Japan Post Insurance Co. Ltd.	98,786,458
2,966,946	JGC Holdings Corp.	45,080,990
442,090	JINS Holdings, Inc.(2)	18,722,217
916,059	KH Neochem Co. Ltd.	16,177,976
155,540	Kissei Pharmaceutical Co. Ltd.	4,346,635
4,995,340	Koito Manufacturing Co. Ltd.	81,046,427
7,068,985	Kubota Corp.	115,397,234
3,739,850	Kuraray Co. Ltd.	39,278,044
2,699,987	Maruichi Steel Tube Ltd.	25,073,561
862,677	Maxell Ltd.	11,022,905
176,930	Miraial Co. Ltd.	1,469,950
3,002,477	Mitsubishi Estate Co. Ltd.	85,565,264
1,728,461	Mitsubishi Gas Chemical Co., Inc.	48,664,329
507,160	Nachi-Fujikoshi Corp.	16,479,560
171,556	Neturen Co. Ltd.	1,420,175
1,442,610	Nichicon Corp.	22,065,819
2,293,480	Nikon Corp.(2)	25,374,144
537,538	Nippon Shokubai Co. Ltd.	7,400,264
1,502,801	Nippon Television Holdings, Inc.	28,569,300
16,347,259	Nissan Motor Co. Ltd.*(2)	37,402,800
931,770	OKUMA Corp.	26,738,655
1,149,582	Optorun Co. Ltd.	29,978,795
1,601,720	OSG Corp.(2)	33,497,853
32,375,637	Persol Holdings Co. Ltd.	48,188,519
11,387,412	Resona Holdings, Inc.	142,429,899
1,664,710	Rinnai Corp.	37,833,743
4,448,881	Rohm Co. Ltd.	96,251,285
3,080,271	Sega Sammy Holdings, Inc.	44,656,697
825,740	Seria Co. Ltd.	18,062,176
1,817,270	Shiga Bank Ltd.	22,404,699
900,690	Ship Healthcare Holdings, Inc.	13,403,650
1,957,314	Stanley Electric Co. Ltd.	38,200,645
3,297,028	Subaru Corp.	49,109,905
1,275,048	Sumitomo Heavy Industries Ltd.	43,139,473
4,151,305	Sumitomo Mitsui Trust Group, Inc.	138,791,961
6,797,580	Sysmex Corp.	60,025,624
6,160,097	T&D Holdings, Inc.	149,246,898
731,709	Tachi-S Co. Ltd.	9,576,383
1,797,140	Tadano Ltd.	15,755,003
831,551	Taiheiyo Cement Corp.	18,879,358
2,149,112	Takeda Pharmaceutical Co. Ltd.	71,850,792
1,063,980	THK Co. Ltd.	39,887,654
3,231,495	Tochigi Bank Ltd.	19,768,607
884,717	Tokai Rika Co. Ltd.	16,320,000
1,868,190	Toyota Boshoku Corp.	26,432,280
441,020	Transcosmos, Inc.	10,766,781
1,434,245	TS Tech Co. Ltd.	15,708,866
778,980	Tsubakimoto Chain Co.	11,677,364
3,338,565	Tsuruha Holdings, Inc.(2)	43,887,239
1,179,267	TV Asahi Holdings Corp.	24,402,483
21,775	Ushio, Inc.	438,467
844,035	Xebio Holdings Co. Ltd.	5,371,426
3,612,220	Yamato Holdings Co. Ltd.	40,924,068
		2,713,836,844
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Luxembourg - 0.2%
243,927	Aperam SA	$13,048,055
419,866	RTL Group SA(2)	16,138,401
		29,186,456
	Mexico - 1.7%
96,734,431	America Movil SAB de CV	128,528,846
12,792,141	Becle SAB de CV(2)	10,362,011
28,044,052	Genomma Lab Internacional SAB de CV Class B(2)	26,457,107
20,093,701	Kimberly-Clark de Mexico SAB de CV Class A	45,436,139
7,897,715	Megacable Holdings SAB de CV	27,646,637
		238,430,740
	Netherlands - 5.5%
4,871,923	ABN AMRO Bank NV(2)(3)	169,624,845
446,914	Fugro NV(2)	6,480,963
1,203,997	Havas NV*	22,916,926
1,472,017	Heineken NV(2)	114,596,170
5,976,677	ING Groep NV	172,973,257
4,836,292	Koninklijke Philips NV	127,570,585
1,575,219	NN Group NV	137,884,906
1,406,076	Randstad NV(2)	41,663,992
		793,711,644
	Pakistan - 0.1%
318,186	VEON Ltd. ADR*	15,826,572
	Philippines - 0.3%
18,853,609	BDO Unibank, Inc.	35,255,385
5,145,219	Security Bank Corp.	5,436,063
		40,691,448
	Russia - 0.0%
662,901	Gazprom PJSC ADR*(4)	—
48,850	LUKOIL PJSC ADR*(4)	—
1,765,160	Sberbank of Russia PJSC*(4)	—
1,792,255	Surgutneftegas PJSC ADR*(4)	—
894,717	VK IPJSC GDR*(4)	—
		—
	South Africa - 2.0%
1,620,438	Anglo American PLC	80,187,251
832,881	Astral Foods Ltd.	12,252,289
8,832,897	MTN Group Ltd.	110,825,482
19,909,504	Netcare Ltd.	20,665,485
81,838,460	Old Mutual Ltd.(2)	66,910,349
		290,840,856
	South Korea - 4.2%
285,771	Coway Co. Ltd.	16,589,053
871,124	Hankook Tire & Technology Co. Ltd.	35,054,964
209,761	Hyundai Mobis Co. Ltd.	60,666,850
1,690,024	iM Financial Group Co. Ltd.	21,870,769
896,134	KB Financial Group, Inc.	98,131,250
1,540,517	KT Corp.	63,467,668
384,671	KT Corp. ADR	8,243,500
158,890	LG Electronics, Inc.	15,303,175
124,092	LG H&H Co. Ltd.	21,388,352
2,438,133	Shinhan Financial Group Co. Ltd.	165,570,431
1,649,064	SK Telecom Co. Ltd.	106,862,762
		613,148,774
	Spain - 0.2%
1,605,154	Almirall SA	23,761,077
2,695,836	Prosegur Cia de Seguridad SA	8,526,891
		32,287,968
The accompanying notes are an integral part of these financial statements.

22

The Hartford International Value Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Sweden - 1.5%
3,363,932	Embracer Group AB*(2)	$23,200,845
3,560,703	SKF AB Class B(2)	89,653,953
8,649,211	Telefonaktiebolaget LM Ericsson Class B	103,176,414
		216,031,212
	Switzerland - 1.9%
1,631,399	Adecco Group AG(2)	37,595,557
360,741	Swatch Group AG Class BR(2)	83,738,259
3,458,168	UBS Group AG*	153,030,146
		274,363,962
	Taiwan - 0.1%
2,310,147	Tong Hsing Electronic Industries Ltd.*	12,756,279
	Thailand - 1.3%
12,291,441	Bangkok Bank PCL	61,326,263
21,342,897	Kasikornbank PCL	127,019,619
698,969	Kasikornbank PCL NVDR	4,159,828
		192,505,710
	Turkey - 0.2%
6,697,901	Coca-Cola Icecek AS	11,117,525
7,747,715	Ulker Biskuvi Sanayi AS	21,244,820
		32,362,345
	Ukraine - 0.0%
8,654,383	Ferrexpo PLC*	3,365,709
	United Kingdom - 14.0%
11,883,060	Barratt Redrow PLC	40,470,728
819,532	Bodycote PLC	7,610,743
5,348,925	British American Tobacco PLC	315,023,870
9,377,870	British Land Co. PLC REIT	49,622,665
41,464,692	BT Group PLC	121,899,330
3,421,347	Burberry Group PLC*	54,290,490
9,988,750	CK Hutchison Holdings Ltd.	83,407,919
4,366,796	Crest Nicholson Holdings PLC	3,921,797
1,131,447	DCC PLC	85,280,577
1,415,727	Derwent London PLC REIT	33,123,345
4,591,292	Diageo PLC	92,833,059
15,039,145	easyJet PLC	71,982,428
10,978,809	GSK PLC	287,836,576
13,499,226	Hays PLC	6,135,269
2,690,539	Hikma Pharmaceuticals PLC	51,155,154
8,688,537	J Sainsbury PLC	38,873,775
15,665,555	Kingfisher PLC	61,601,725
6,857,985	Land Securities Group PLC REIT	55,181,299
3,742,794	Pagegroup PLC	6,809,349
1,860,857	Reckitt Benckiser Group PLC	118,403,657
11,445,307	Standard Chartered PLC	291,452,728
2,092,436	SThree PLC	4,777,739
6,250,511	Tate & Lyle PLC	31,223,254
3,743,661	Travis Perkins PLC	26,591,649
6,424,663	UNITE Group PLC REIT	40,486,718
2,267,409	Vanquis Banking Group PLC*	3,418,597
10,685,887	WPP PLC	38,688,986
		2,022,103,426
	United States - 5.6%
29,375,853	BP PLC	232,534,283
2,322,321	Sanofi SA	217,314,557
7,960,659	Shell PLC	361,945,450
		811,794,290
	Total Common Stocks (cost $10,523,062,348)	$13,852,546,805
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.5%
	Brazil - 0.1%
5,524,100	Banco do Estado do Rio Grande do Sul SA (Preference Shares)(5)		$17,425,268
	Germany - 1.4%
507,637	FUCHS SE (Preference Shares)(5)		23,938,762
991,544	Henkel AG & Co. KGaA (Preference Shares)(5)		72,152,653
1,015,190	Volkswagen AG (Preference Shares)(5)		102,948,612
			199,040,027
	Total Preferred Stocks (cost $221,689,300)		$216,465,295
	Total Long-Term Investments (cost $10,744,751,648)		$14,069,012,100
SHORT-TERM INVESTMENTS - 2.4%
	Repurchase Agreements - 0.4%
$ 59,429,255	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $59,435,264; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $60,617,932		$59,429,255
	Securities Lending Collateral - 2.0%
293,059,659	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(6)		293,059,659
	Total Short-Term Investments (cost $352,488,914)		$352,488,914
	Total Investments (cost $11,097,240,562)	99.8%	$14,421,501,014
	Other Assets and Liabilities	0.2%	32,069,863
	Net Assets	100.0%	$14,453,570,877
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$95,168,421, representing 0.7% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
The accompanying notes are an integral part of these financial statements.

23

The Hartford International Value Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the aggregate value of this security was $169,624,845, representing 1.2% of net assets.

(4)	Investment valued using significant unobservable inputs.
(5)	Currently no rate available.
(6)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	661	06/19/2026	$100,673,605	$1,464,870
Total futures contracts				$1,464,870
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$13,852,546,805	$1,825,317,956	$12,027,228,849	$—
Preferred Stocks	216,465,295	41,364,030	175,101,265	—
Short-Term Investments	352,488,914	293,059,659	59,429,255	—
Futures Contracts(2)	1,464,870	1,464,870	—	—
Total	$14,422,965,884	$2,161,206,515	$12,261,759,369	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

24

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1%
	Brazil - 6.1%
1,585,139	Axia Energia SA	$19,863,055
4,815,016	Banco BTG Pactual SA	57,700,846
5,385,528	Equatorial SA	46,026,808
9,018,583	Itau Unibanco Holding SA ADR	78,461,672
21,989	MercadoLibre, Inc.*	39,418,141
5,133,648	NU Holdings Ltd. Class A*	74,335,223
1,797,819	Petroleo Brasileiro SA - Petrobras ADR	39,605,953
4,171,341	PRIO SA*	55,943,042
2,131,040	Vale SA ADR	34,863,814
2,024,039	WEG SA	18,336,441
		464,554,995
	Chile - 0.4%
683,258	Antofagasta PLC	33,136,438
	China - 21.6%
10,468,996	Alibaba Group Holding Ltd.	172,539,619
1,104,100	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	20,153,644
36,625,000	China Construction Bank Corp. Class H	41,342,267
2,681,736	Contemporary Amperex Technology Co. Ltd. Class A	172,144,132
1,006,525	Eastroc Beverage Group Co. Ltd. Class A	30,050,876
4,332,200	Foxconn Industrial Internet Co. Ltd. Class A	40,223,046
1,305,152	Full Truck Alliance Co. Ltd. ADR	11,289,565
3,723,737	Fuyao Glass Industry Group Co. Ltd. Class A	32,225,242
921,809	H World Group Ltd. ADR(1)	47,602,217
1,140,846	Hesai Group ADR*(1)	25,874,387
4,585,000	Innovent Biologics, Inc.*(2)	53,541,028
4,909,236	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	38,883,630
2,348,406	Kanzhun Ltd. ADR	31,750,449
5,168,714	Midea Group Co. Ltd. Class A	61,465,122
2,618,748	Montage Technology Co. Ltd. Class A	67,249,697
2,650,400	NetEase, Inc.	62,043,685
224,710	PDD Holdings, Inc. ADR*	22,444,035
13,998,500	Ping An Insurance Group Co. of China Ltd. Class H	113,781,179
6,036,245	Shenzhen Inovance Technology Co. Ltd. Class A	60,844,491
2,052,382	Sieyuan Electric Co. Ltd. Class A	58,774,572
5,341,900	Tencent Holdings Ltd.	324,425,530
260,684	Tencent Music Entertainment Group ADR	2,390,472
3,640,891	WUS Printed Circuit Kunshan Co. Ltd. Class A	55,426,155
20,566,000	Zijin Mining Group Co. Ltd. Class H	95,508,472
		1,641,973,512
	Czech Republic - 0.2%
662,312	CSG NV*(1)	14,344,012
	Greece - 0.9%
7,436,406	Eurobank SA	32,356,186
1,196,034	National Bank of Greece SA	18,954,966
2,016,152	Piraeus Bank SA*	19,087,008
		70,398,160
	Hong Kong - 2.3%
10,222,600	AIA Group Ltd.	112,231,505
3,063,500	Zijin Gold International Co. Ltd.*	60,514,907
		172,746,412
	Hungary - 0.7%
399,647	OTP Bank Nyrt	53,604,213
	India - 7.9%
13,497,860	Ashok Leyland Ltd.	23,199,960
4,232,249	Axis Bank Ltd.	56,765,326
5,866,166	Bajaj Finance Ltd.	58,266,497
3,418,093	Bharti Airtel Ltd.	68,327,429
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	India - 7.9% - (continued)
14,582,853	HDFC Bank Ltd.	$119,274,187
5,704,771	Hindalco Industries Ltd.	62,675,947
492,935	Larsen & Toubro Ltd.	20,939,787
2,184,685	Mahindra & Mahindra Ltd.	71,651,662
375,331	MakeMyTrip Ltd.*(1)	17,719,376
1,566,805	PB Fintech Ltd.*	27,648,494
1,383,568	Reliance Industries Ltd.	20,983,736
1,852,028	Tata Consumer Products Ltd.	22,334,290
5,994,828	Varun Beverages Ltd.	32,653,808
		602,440,499
	Indonesia - 0.4%
80,553,000	Bank Central Asia Tbk. PT	27,310,698
	Mexico - 1.9%
3,283,511	Cemex SAB de CV ADR	40,387,185
409,766	Fomento Economico Mexicano SAB de CV ADR	48,450,732
4,854,876	Grupo Financiero Banorte SAB de CV Class O	52,716,197
		141,554,114
	Peru - 0.5%
127,413	Credicorp Ltd.	41,303,472
	Poland - 1.3%
720,658	Bank Polska Kasa Opieki SA	45,112,089
1,901,049	Powszechna Kasa Oszczednosci Bank Polski SA	49,799,127
		94,911,216
	Russia - 0.0%
677,470	Polyus PJSC*(3)	—
5,358,303	Rosneft Oil Co. PJSC*(3)	—
		—
	South Africa - 4.2%
566,289	Bid Corp. Ltd.	13,857,125
238,753	Capitec Bank Holdings Ltd.	61,992,935
11,249,372	FirstRand Ltd.	59,645,056
1,491,013	Gold Fields Ltd.	63,162,646
23,160,816	Pepkor Holdings Ltd.(2)	30,598,402
2,342,026	Shoprite Holdings Ltd.	39,474,544
623,845	Valterra Platinum Ltd.	50,246,320
		318,977,028
	South Korea - 19.9%
602,097	Hana Financial Group, Inc.	52,311,116
106,151	Hanwha Aerospace Co. Ltd.	101,413,138
128,613	HD Hyundai Heavy Industries Co. Ltd.*	59,894,571
234,837	KB Financial Group, Inc.	25,715,851
939,007	Kia Corp.	96,850,791
79,334	LG Chem Ltd.	21,487,061
39,749	Samsung Biologics Co. Ltd.*(2)	39,631,303
148,745	Samsung C&T Corp.	30,389,266
150,514	Samsung Electro-Mechanics Co. Ltd.	86,347,638
4,021,075	Samsung Electronics Co. Ltd.	605,523,973
126,700	Samsung Fire & Marine Insurance Co. Ltd.	39,380,191
390,036	SK Hynix, Inc.	347,821,622
		1,506,766,521
	Taiwan - 27.7%
1,611,000	Accton Technology Corp.	117,984,066
7,613,036	ASE Technology Holding Co. Ltd.	119,331,671
28,324,000	CTBC Financial Holding Co. Ltd.	46,848,556
2,332,000	Delta Electronics, Inc.	163,532,541
5,859,000	E Ink Holdings, Inc.	25,781,177
20,590,000	Hon Hai Precision Industry Co. Ltd.	145,468,736
1,518,000	MediaTek, Inc.	126,725,089
4,253,000	Quanta Computer, Inc.	42,406,089
17,503,139	Taiwan Semiconductor Manufacturing Co. Ltd.	1,215,100,265
The accompanying notes are an integral part of these financial statements.

25

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.1% - (continued)
	Taiwan - 27.7% - (continued)
2,767,429	Unimicron Technology Corp.		$78,604,229
8,410,000	Uni-President Enterprises Corp.		18,420,971
			2,100,203,390
	Turkey - 0.9%
10,966,044	Akbank TAS		17,760,064
4,095,967	Aselsan Elektronik Sanayi Ve Ticaret AS		38,140,750
6,624,624	Ford Otomotiv Sanayi AS		14,367,970
			70,268,784
	United Arab Emirates - 1.6%
7,361,406	Abu Dhabi Commercial Bank PJSC		27,657,129
9,125,489	ADNOC Drilling Co. PJSC		14,061,765
26,264,498	Adnoc Gas PLC		24,097,182
8,857,318	Emaar Properties PJSC		28,520,549
5,440,534	First Abu Dhabi Bank PJSC		26,009,577
			120,346,202
	United States - 0.6%
2,135,900	BeOne Medicines Ltd. Class H*		48,483,150
	Total Common Stocks (cost $3,708,334,554)		$7,523,322,816
SHORT-TERM INVESTMENTS - 0.1%
	Securities Lending Collateral - 0.1%
5,457,576	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(4)		$5,457,576
	Total Short-Term Investments (cost $5,457,576)		$5,457,576
	Total Investments (cost $3,713,792,130)	99.2%	$7,528,780,392
	Other Assets and Liabilities	0.8%	60,290,317
	Net Assets	100.0%	$7,589,070,709
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$123,770,733, representing 1.6% of net assets.

(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$7,523,322,816	$1,191,128,928	$6,332,193,888	$—
Short-Term Investments	5,457,576	5,457,576	—	—
Total	$7,528,780,392	$1,196,586,504	$6,332,193,888	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

26

Hartford Schroders International Contrarian Value Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.0%
	Australia - 1.6%
36,907	Rio Tinto PLC	$3,717,882
	Austria - 1.9%
59,494	OMV AG	4,199,687
	Brazil - 1.9%
1,492,402	Ambev SA	4,373,107
	China - 1.1%
1,034,500	Anhui Conch Cement Co. Ltd. Class H	2,591,878
	Denmark - 1.6%
87,130	Novo Nordisk AS Class B	3,706,156
	France - 11.9%
69,464	AXA SA(1)	3,348,532
38,148	BNP Paribas SA	4,006,358
117,975	Carrefour SA	2,346,919
47,196	Gecina SA REIT	3,990,148
15,398	Kering SA	4,236,195
50,679	Pernod Ricard SA	3,767,572
66,313	Societe Generale SA	5,338,197
		27,033,921
	Germany - 8.1%
82,032	BASF SE	5,261,250
60,430	Continental AG*	4,572,318
286,370	Deutsche Lufthansa AG	2,453,745
289,898	Evonik Industries AG	5,996,014
		18,283,327
	Hong Kong - 1.8%
277,807	Prudential PLC	4,186,423
	Italy - 2.0%
156,286	Eni SpA	4,419,206
	Japan - 13.5%
157,500	Bridgestone Corp.	3,273,015
230,400	Dentsu Group, Inc.(1)	4,374,332
232,700	Koito Manufacturing Co. Ltd.	3,775,419
116,200	Kose Holdings Corp.(1)	4,145,092
224,100	Medipal Holdings Corp.	4,004,068
216,100	Nippon Television Holdings, Inc.	4,108,212
127,500	Rohm Co. Ltd.	2,758,455
568,900	Yamaha Corp.	4,059,949
		30,498,542
	Mexico - 1.8%
91,198	Ternium SA ADR	4,006,328
	Netherlands - 6.1%
140,610	ABN AMRO Bank NV(2)	4,895,593
97,044	Koninklijke Ahold Delhaize NV	4,558,104
148,688	Randstad NV(1)	4,405,833
		13,859,530
	South Africa - 1.6%
73,738	Anglo American PLC	3,648,919
	South Korea - 4.2%
42,187	KB Financial Group, Inc.	4,619,692
71,266	Shinhan Financial Group Co. Ltd.	4,839,581
		9,459,273
	Spain - 2.0%
168,344	Repsol SA	4,521,915
Shares or Principal Amount			Market Value†
COMMON STOCKS - 94.0% - (continued)
	Switzerland - 3.6%
135,348	Adecco Group AG		$3,119,092
21,864	Swatch Group AG Class BR		5,075,257
			8,194,349
	Taiwan - 1.7%
532,000	Hon Hai Precision Industry Co. Ltd.		3,758,590
	United Kingdom - 22.6%
697,042	Barclays PLC		4,097,151
71,478	British American Tobacco PLC		4,209,682
777,975	British Land Co. PLC REIT		4,116,626
1,402,064	BT Group PLC		4,121,836
200,951	Diageo PLC		4,063,104
237,840	GSK PLC		6,235,563
171,983	HSBC Holdings PLC		3,164,455
92,078	Imperial Brands PLC		3,498,286
248,567	Standard Chartered PLC		6,329,715
3,869,247	Taylor Wimpey PLC		4,092,876
3,096,031	Vodafone Group PLC		4,926,234
653,422	WPP PLC		2,365,759
			51,221,287
	United States - 5.0%
11,228	Roche Holding AG		4,575,408
71,415	Sanofi SA		6,682,762
			11,258,170
	Total Common Stocks (cost $177,450,199)		$212,938,490
PREFERRED STOCKS - 4.0%
	Germany - 4.0%
64,265	Henkel AG & Co. KGaA (Preference Shares)(3)		$4,676,434
42,125	Volkswagen AG (Preference Shares)(3)		4,271,822
	Total Preferred Stocks (cost $9,752,699)		$8,948,256
	Total Long-Term Investments (cost $187,202,898)		$221,886,746
SHORT-TERM INVESTMENTS - 2.7%
	Securities Lending Collateral - 2.7%
6,069,583	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(4)		$6,069,583
	Total Short-Term Investments (cost $6,069,583)		$6,069,583
	Total Investments (cost $193,272,481)	100.7%	$227,956,329
	Other Assets and Liabilities	(0.7)%	(1,544,078)
	Net Assets	100.0%	$226,412,251
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The accompanying notes are an integral part of these financial statements.

27

Hartford Schroders International Contrarian Value Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the aggregate value of this security was $4,895,593, representing 2.2% of net assets.

(3)	Currently no rate available.
(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$212,938,490	$15,284,458	$197,654,032	$—
Preferred Stocks	8,948,256	—	8,948,256	—
Short-Term Investments	6,069,583	6,069,583	—	—
Total	$227,956,329	$21,354,041	$206,602,288	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

28

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.4%
	Australia - 2.7%
34,161	Ampol Ltd.	$864,976
67,476	Anglogold Ashanti PLC	6,324,526
909,669	BHP Group Ltd.	36,004,102
209,175	GPT Group REIT	721,412
153,680	Northern Star Resources Ltd.	2,355,642
95,346	Rio Tinto Ltd.	11,678,889
229,583	Rio Tinto PLC	23,127,387
855,703	Santos Ltd.	4,930,041
257,288	Woodside Energy Group Ltd.	6,151,149
		92,158,124
	Austria - 0.4%
84,275	Erste Group Bank AG	9,312,050
27,755	OMV AG	1,959,228
54,108	Telekom Austria AG	614,717
		11,885,995
	Belgium - 0.6%
20,421	Aedifica SA REIT	1,721,518
55,258	Anheuser-Busch InBev SA	4,175,381
7,839	D'ieteren Group	1,619,861
84,523	KBC Group NV	11,249,836
		18,766,596
	Bermuda - 0.0%
51,611	DHT Holdings, Inc.	953,771
	Brazil - 1.9%
1,980,600	Ambev SA	5,803,649
714,451	Axia Energia SA	8,952,640
1,531,400	B3 SA - Brasil Bolsa Balcao	5,575,981
430,565	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,882,433
282,200	Cia de Saneamento de Minas Gerais Copasa MG	3,079,706
162,800	CPFL Energia SA	1,608,668
383,900	Cury Construtora e Incorporadora SA	2,330,473
96,300	Equatorial SA	823,017
330,800	Localiza Rent a Car SA	3,066,971
182,590	Pagseguro Digital Ltd. Class A	1,829,552
232,300	Porto Seguro SA	2,335,760
729,100	TIM SA	3,791,414
596,900	Ultrapar Participacoes SA	3,609,028
700,800	Vale SA	11,488,942
276,600	Vibra Energia SA	1,860,087
102,011	Yara International ASA	5,938,765
		64,977,086
	Canada - 7.6%
135,695	Bank of Montreal(1)	20,662,682
243,310	Bank of Nova Scotia	18,929,584
161,753	Canadian Imperial Bank of Commerce	18,049,032
468,190	Canadian Natural Resources Ltd.	22,348,761
2,791	Fairfax Financial Holdings Ltd.	4,829,919
47,973	Finning International, Inc.	3,513,346
134,962	Great-West Lifeco, Inc.	7,211,353
47,241	iA Financial Corp., Inc.	6,079,929
183,805	Magna International, Inc.(1)	11,697,973
258,557	Manulife Financial Corp.	10,166,400
61,990	National Bank of Canada	9,357,257
122,104	Open Text Corp.(1)	2,767,757
32,583	Pan American Silver Corp.	1,705,009
54,199	Power Corp. of Canada	3,023,669
224,734	Quebecor, Inc. Class B	9,460,220
250,053	Royal Bank of Canada	44,974,011
156,299	Sun Life Financial, Inc.	11,261,445
206,984	Suncor Energy, Inc.	14,183,436
54,803	Teekay Tankers Ltd. Class A	4,304,776
328,098	Toronto-Dominion Bank	35,344,779
		259,871,338
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.4% - (continued)
	China - 6.2%
1,913,500	Alibaba Group Holding Ltd.	$31,536,411
970,000	Aluminum Corp. of China Ltd. Class H	1,420,621
557,850	Baidu, Inc. Class A*	8,809,011
16,734,000	Bank of China Ltd. Class H	10,866,383
3,152,000	Bank of Communications Co. Ltd. Class H	2,883,087
687,000	BOC Hong Kong Holdings Ltd.	3,951,753
7,399,000	CGN Power Co. Ltd. Class H(2)	3,296,694
19,627,000	China Construction Bank Corp. Class H	22,154,940
933,000	China Hongqiao Group Ltd.	3,949,432
390,300	China Jushi Co. Ltd. Class A	1,981,066
1,095,000	China Merchants Bank Co. Ltd. Class H	6,627,526
820,600	China Pacific Insurance Group Co. Ltd. Class H	3,582,220
964,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	855,385
507,000	CMOC Group Ltd. Class H	1,159,251
106,500	Dajin Heavy Industry Co. Ltd. Class A	1,315,132
308,900	Dong-E-E-Jiao Co. Ltd. Class A	2,490,193
3,025,000	Geely Automobile Holdings Ltd.	8,844,239
131,200	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,167,647
5,150,000	Guoquan Food Shanghai Co. Ltd. Class H(1)	2,293,361
13,614,000	Industrial & Commercial Bank of China Ltd. Class H	12,265,535
1,008,800	JD Logistics, Inc.*(2)	1,964,729
408,700	JD.com, Inc. Class A	6,191,855
76,704	Kanzhun Ltd. ADR	1,037,038
2,348,000	Lenovo Group Ltd.	3,530,739
353,800	NetEase, Inc.	8,282,167
499,000	New China Life Insurance Co. Ltd. Class H	3,277,054
128,900	Neway Valve Suzhou Co. Ltd. Class A	1,189,029
47,300	Ningbo Deye Technology Co. Ltd. Class A	1,047,102
5,916,000	PetroChina Co. Ltd. Class H	9,125,513
1,192,000	Ping An Insurance Group Co. of China Ltd. Class H	9,688,693
97,000	Precision Tsugami China Corp. Ltd.(3)	597,855
204,800	Shenzhou International Group Holdings Ltd.	1,248,342
717,000	Sinotruk Hong Kong Ltd.	3,520,692
1,028,000	SITC International Holdings Co. Ltd.	4,304,205
1,199,000	Weichai Power Co. Ltd. Class H	5,960,094
77,300	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,176,756
2,323,600	Yangzijiang Shipbuilding Holdings Ltd.	7,924,553
460,185	YTO Express Group Co. Ltd. Class A	1,449,918
423,317	Yutong Bus Co. Ltd. Class A	2,193,506
25,300	Zhejiang Cfmoto Power Co. Ltd. Class A	1,019,556
161,800	ZTO Express Cayman, Inc.	4,099,825
		210,279,108
	Colombia - 0.0%
42,021	Aris Mining Corp.*	751,110
	Denmark - 0.6%
54,359	Carlsberg AS Class B	7,360,959
105,577	Danske Bank AS	5,427,553
60,180	ISS AS	2,207,680
168,778	Vestas Wind Systems AS	5,189,821
		20,186,013
	Finland - 0.8%
90,483	Konecranes OYJ	2,971,732
30,573	Metso OYJ	528,128
665,801	Nordea Bank Abp	12,505,664
48,294	Orion OYJ Class B	3,901,592
471,962	Outokumpu OYJ	3,174,616
284,700	Sampo OYJ Class A	2,958,384
		26,040,116
	France - 6.0%
364,459	AXA SA(1)	17,568,849
187,707	BNP Paribas SA	19,713,260
The accompanying notes are an integral part of these financial statements.

29

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.4% - (continued)
	France - 6.0% - (continued)
187,850	Bollore SE	$1,186,187
135,343	Bouygues SA(1)	8,004,151
133,770	Bureau Veritas SA	4,099,158
367,132	Carrefour SA	7,303,490
184,435	Cie Generale des Etablissements Michelin SCA(1)	6,681,345
51,867	Covivio SA REIT	3,430,376
79,175	Danone SA(1)	6,203,205
51,972	Eiffage SA	8,379,358
411,560	Engie SA(1)	13,566,059
29,464	Gaztransport Et Technigaz SA	7,168,418
43,800	Ipsen SA	8,602,394
169,799	Klepierre SA REIT	6,879,610
707,917	Orange SA	14,740,491
154,165	Rexel SA	6,520,140
116,993	Societe Generale SA	9,417,938
368,816	TotalEnergies SE	34,290,127
83,310	Unibail-Rodamco-Westfield REIT*	10,114,453
67,908	Vinci SA	10,269,200
		204,138,209
	Georgia - 0.0%
9,749	Lion Finance Group PLC	1,464,561
	Germany - 4.1%
82,339	Allianz SE	37,606,885
23,203	Bayerische Motoren Werke AG	2,123,380
7,798	Bilfinger SE	899,350
202,251	Commerzbank AG	8,359,818
271,510	Deutsche Bank AG	8,435,552
605,191	Deutsche Telekom AG	19,548,054
29,499	E.ON SE	654,000
12,560	GEA Group AG	858,873
15,430	Heidelberg Materials AG	3,404,523
23,241	Knorr-Bremse AG	2,710,666
43,975	Mercedes-Benz Group AG	2,563,307
26,164	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,650,566
31,001	Nordex SE*	1,767,752
184,665	RWE AG	13,445,919
74,112	Siemens AG	22,023,200
		140,051,845
	Greece - 0.5%
2,168	Danaos Corp.	261,049
1,324,378	Eurobank SA	5,762,437
87,291	Hellenic Telecommunications Organization SA	1,861,499
313,126	National Bank of Greece SA	4,962,478
232,994	Piraeus Bank SA*	2,205,766
59,219	Public Power Corp. SA(1)	1,257,374
		16,310,603
	Hong Kong - 0.8%
522,000	CK Asset Holdings Ltd.	3,288,209
104,500	CK Infrastructure Holdings Ltd.	879,742
1,253,000	Hang Lung Properties Ltd.	1,473,072
316,200	Hongkong Land Holdings Ltd.	2,499,887
392,000	Sun Hung Kai Properties Ltd.	6,862,774
180,500	Swire Pacific Ltd. Class A	1,963,296
920,600	Swire Properties Ltd.	2,938,398
353,000	TCL Electronics Holdings Ltd.	682,159
164,000	Wasion Holdings Ltd.	568,705
2,922,500	WH Group Ltd.(2)	3,552,148
595,000	Wharf Real Estate Investment Co. Ltd.	1,863,238
242,000	Youyuan International Holdings Ltd.*(4)	—
		26,571,628
	Hungary - 0.5%
375,581	Magyar Telekom Telecommunications PLC	2,975,086
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.4% - (continued)
	Hungary - 0.5% - (continued)
70,500	OTP Bank Nyrt	$9,456,088
83,738	Richter Gedeon Nyrt	3,532,046
		15,963,220
	India - 1.7%
599,030	Axis Bank Ltd.	8,034,530
732,285	Bank of Baroda	2,043,098
374,974	Bharat Petroleum Corp. Ltd.	1,193,983
2,232,700	Canara Bank	3,186,603
408,575	City Union Bank Ltd.	1,168,410
234,073	HCL Technologies Ltd.	2,977,161
1,039,222	HDFC Bank Ltd.	8,499,870
35,521	Hero MotoCorp Ltd.	1,919,445
543,027	Hindalco Industries Ltd.	5,966,012
186,749	Indian Bank	1,683,676
269,303	Karur Vysya Bank Ltd.	836,036
422,514	Malco Energy Ltd.*(4)	538,750
2,970,599	NMDC Ltd.	2,843,354
1,077,176	Punjab National Bank	1,247,863
350,386	REC Ltd.	1,315,593
369,779	State Bank of India	4,182,568
422,514	Talwandi Sabo Power Ltd.*(4)	538,750
115,918	Tata Consultancy Services Ltd.	3,041,954
627,943	Ujjivan Small Finance Bank Ltd.*(2)	376,314
1,727,765	Union Bank of India Ltd.	3,038,863
422,514	Vedanta Aluminium Metal Ltd.*(4)	538,750
422,514	Vedanta Iron & Steel Ltd.*(4)	538,750
422,514	Vedanta Ltd.	1,213,367
		56,923,700
	Indonesia - 0.1%
3,191,600	Aneka Tambang Tbk. PT	692,623
7,105,200	Bank Mandiri Persero Tbk. PT	1,807,928
		2,500,551
	Ireland - 0.5%
648,726	AIB Group PLC	7,477,570
512,080	Bank of Ireland Group PLC	10,086,638
		17,564,208
	Italy - 3.5%
247,690	Banca Mediolanum SpA	5,428,963
223,330	Coca-Cola HBC AG Class DI*	13,026,594
32,547	d'Amico International Shipping SA	305,590
1,628,165	Enel SpA	19,009,939
257,360	Eni SpA	7,277,215
320,488	Generali	14,361,698
2,685,248	Intesa Sanpaolo SpA	18,244,189
1,053,537	Italgas SpA	12,726,531
153,631	Lottomatica Group SpA	4,517,025
139,362	Maire SpA	2,577,222
17,824	Recordati Industria Chimica e Farmaceutica SpA	1,040,702
223,900	UniCredit SpA	17,303,522
64,506	Unipol Assicurazioni SpA	1,685,452
		117,504,642
	Ivory Coast - 0.0%
25,099	Endeavour Mining PLC	1,514,893
	Japan - 13.3%
87,700	AGC, Inc.	3,145,266
207,500	Aisin Corp.	3,290,413
145,400	Alps Alpine Co. Ltd.	2,181,904
146,800	Amada Co. Ltd.	2,482,324
550,000	Astellas Pharma, Inc.	7,794,458
29,100	BIPROGY, Inc.	836,909
302,500	Bridgestone Corp.	6,286,266
128,600	Central Japan Railway Co.	3,085,174
144,500	Dai Nippon Printing Co. Ltd.	2,736,993
114,500	Daido Steel Co. Ltd.	1,338,610
The accompanying notes are an integral part of these financial statements.

30

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.4% - (continued)
	Japan - 13.3% - (continued)
1,390,200	Daiichi Life Group, Inc.	$12,728,225
391,600	Daiwa Securities Group, Inc.	3,686,078
58,600	Dentsu Group, Inc.	1,112,569
10,200	Dowa Holdings Co. Ltd.	620,686
437,600	ENEOS Holdings, Inc.	3,675,176
27,000	Fuji Electric Co. Ltd.	2,269,210
14,900	GS Yuasa Corp.	602,491
64,800	Hitachi Construction Machinery Co. Ltd.	2,268,213
30,600	Horiba Ltd.	4,260,650
107,500	INFRONEER Holdings, Inc.	1,463,473
238,800	Inpex Corp.	6,225,559
228,000	Isuzu Motors Ltd.	3,141,501
324,000	Japan Post Bank Co. Ltd.	5,559,928
113,100	JTEKT Corp.	1,381,332
40,100	Kajima Corp.	1,567,271
36,300	Kandenko Co. Ltd.	1,583,461
10,000	Kaneka Corp.	312,769
409,000	Kansai Electric Power Co., Inc.	6,552,244
233,300	Kawasaki Kisen Kaisha Ltd.(1)	3,818,666
288,000	KDDI Corp.	4,712,984
25,000	Kioxia Holdings Corp.*	6,048,964
32,200	Koito Manufacturing Co. Ltd.	522,426
295,800	Komatsu Ltd.	12,665,564
187,400	Konica Minolta, Inc.	595,926
398,000	Kubota Corp.	6,497,128
408,000	LY Corp.	1,073,133
325,200	Marubeni Corp.	12,657,133
1,022,300	Mazda Motor Corp.	6,580,464
109,600	MEITEC Group Holdings, Inc.	2,195,042
506,400	Mitsubishi Chemical Group Corp.	2,968,741
490,300	Mitsubishi Corp.	15,702,650
40,100	Mitsubishi Materials Corp.	1,321,404
1,943,600	Mitsubishi UFJ Financial Group, Inc.	34,912,566
389,400	Mitsui & Co. Ltd.	14,620,376
377,600	Mizuho Financial Group, Inc.	16,237,812
437,100	MS&AD Insurance Group Holdings, Inc.	11,239,619
147,900	NGK Corp.	4,682,593
77,800	NHK Spring Co. Ltd.	1,421,493
71,900	Nifco, Inc.	2,118,690
42,600	Nippon Electric Glass Co. Ltd.	2,223,822
87,200	Nippon Yusen KK	3,133,853
161,000	Nissan Chemical Corp.	6,961,563
59,800	Niterra Co. Ltd.	3,232,519
253,300	Nitto Denko Corp.	4,817,831
85,800	NOK Corp.	1,525,820
924,100	Nomura Holdings, Inc.	7,401,880
251,200	NSK Ltd.	2,040,337
123,400	Obayashi Corp.	2,901,216
380,500	Oji Holdings Corp.	2,000,437
384,700	ORIX Corp.	12,947,652
110,600	Osaka Gas Co. Ltd.	3,974,235
471,400	Panasonic Holdings Corp.	9,642,867
77,600	Raito Kogyo Co. Ltd.	1,891,004
198,300	Rakus Co. Ltd.(1)	1,095,785
81,800	Recruit Holdings Co. Ltd.	3,789,382
520,200	Renesas Electronics Corp.	10,519,819
227,500	Ricoh Co. Ltd.	1,918,536
157,200	SBI Holdings, Inc.	3,171,983
309,600	Sompo Holdings, Inc.	11,521,889
95,800	Subaru Corp.	1,426,961
129,100	Sumitomo Chemical Co. Ltd.	421,264
192,900	Sumitomo Corp.	7,172,441
53,400	Sumitomo Heavy Industries Ltd.	1,806,715
64,400	Sumitomo Metal Mining Co. Ltd.	3,959,498
617,700	Sumitomo Mitsui Financial Group, Inc.	21,810,401
75,600	Sumitomo Mitsui Trust Group, Inc.	2,527,560
114,200	Sumitomo Rubber Industries Ltd.(1)	1,481,044
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.4% - (continued)
	Japan - 13.3% - (continued)
19,400	Takeuchi Manufacturing Co. Ltd.	$874,530
46,900	TIS, Inc.	1,022,187
35,400	Tokuyama Corp.	909,383
143,300	Tokyo Gas Co. Ltd.	6,085,931
73,400	Toyo Tire Corp.	1,799,629
90,700	Toyoda Gosei Co. Ltd.	2,676,279
109,900	Toyota Boshoku Corp.	1,554,932
1,664,900	Toyota Motor Corp.	31,958,435
208,500	Toyota Tsusho Corp.	8,184,832
284,600	USS Co. Ltd.	3,081,326
21,100	Yamato Kogyo Co. Ltd.	1,610,599
		451,858,904
	Luxembourg - 0.2%
10,140	Aperam SA	542,405
100,985	ArcelorMittal SA	5,862,704
		6,405,109
	Malaysia - 0.0%
201,200	Sunway Construction Group Bhd.	347,028
	Mexico - 0.5%
3,720,400	America Movil SAB de CV	4,943,211
6,762	Coca-Cola Femsa SAB de CV ADR	686,884
158,000	Grupo Aeroportuario del Centro Norte SAB de CV(1)	2,096,868
397,300	Grupo Financiero Banorte SAB de CV Class O	4,314,043
578,200	Grupo Mexico SAB de CV	6,328,640
		18,369,646
	Netherlands - 2.2%
146,232	ABN AMRO Bank NV(1)(3)	5,091,333
26,188	Euronext NV(2)	4,383,640
677,874	ING Groep NV	19,618,606
321,795	Koninklijke Ahold Delhaize NV	15,114,538
292,307	Koninklijke BAM Groep NV	3,215,268
17,839	Koninklijke Heijmans NV*	1,804,907
2,513,669	Koninklijke KPN NV	13,441,954
9,214	Koninklijke Vopak NV(1)	461,149
30,935	NN Group NV	2,707,858
113,131	SBM Offshore NV	4,839,902
37,215	Wolters Kluwer NV	2,904,460
		73,583,615
	Nigeria - 0.1%
987,943	Airtel Africa PLC(2)	4,771,392
	Norway - 1.0%
145,466	Aker BP ASA	5,686,599
253,289	DNO ASA	547,237
40,392	DOF Group ASA	599,033
265,678	Equinor ASA	10,812,358
158,745	Frontline PLC	5,774,290
822,015	Norsk Hydro ASA	9,072,181
174,438	Var Energi ASA	886,396
35,607	Veidekke ASA	717,159
58,333	Wallenius Wilhelmsen ASA	746,737
		34,841,990
	Peru - 0.2%
78,348	Cia de Minas Buenaventura SAA ADR	2,553,361
9,433	Credicorp Ltd.	3,057,896
		5,611,257
	Philippines - 0.1%
275,750	International Container Terminal Services, Inc.	3,184,750
	Poland - 0.6%
34,205	Alior Bank SA	1,168,332
31,432	Bank Polska Kasa Opieki SA	1,967,595
206	Benefit Systems SA*	227,429
The accompanying notes are an integral part of these financial statements.

31

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.4% - (continued)
	Poland - 0.6% - (continued)
37,096	KGHM Polska Miedz SA*	$3,116,062
163,051	ORLEN SA	5,992,541
212,936	Powszechna Kasa Oszczednosci Bank Polski SA	5,577,987
179,577	Zabka Group SA*	1,145,888
		19,195,834
	Portugal - 0.7%
8,688,864	Banco Comercial Portugues SA Class R	9,287,356
1,049,647	EDP - Energias de Portugal SA	5,725,067
342,744	Galp Energia SGPS SA	8,016,764
		23,029,187
	Romania - 0.0%
152,485	NEPI Rockcastle NV*	1,290,733
	Singapore - 0.7%
92,500	BOC Aviation Ltd.(2)	949,821
2,268,200	CapitaLand Integrated Commercial Trust REIT	4,224,558
640,300	Oversea-Chinese Banking Corp. Ltd.	11,046,839
2,378,000	Singapore Telecommunications Ltd.	8,612,635
		24,833,853
	South Africa - 0.8%
1,301,586	FirstRand Ltd.	6,901,111
39,711	Gold Fields Ltd. ADR	1,686,923
974,787	Momentum Group Ltd.	2,214,960
440,819	MTN Group Ltd.	5,530,912
480,717	Sanlam Ltd.	2,475,888
195,052	Sasol Ltd.*	2,711,136
577,189	Vodacom Group Ltd.	4,896,448
		26,417,378
	South Korea - 6.4%
31,750	DB Insurance Co. Ltd.	3,612,945
28,183	Dongsung Finetec Co. Ltd.	555,389
15,336	GS Holdings Corp.	851,766
36,244	Hana Financial Group, Inc.	3,148,935
5,881	Hansol Chemical Co. Ltd.	1,150,746
29,209	Hanwha Engine*	1,749,066
6,559	HD Hyundai Co. Ltd.	1,392,579
25,506	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	7,986,635
38,280	Hyundai Glovis Co. Ltd.	5,910,570
19,034	Hyundai Mobis Co. Ltd.	5,504,993
28,618	Hyundai Motor Co.	10,372,874
105,606	KB Financial Group, Inc.	11,564,396
34,970	Kia Corp.	3,606,866
27,894	Korea Investment Holdings Co. Ltd.	4,583,639
16,309	LG Corp.	1,100,673
61,036	LG Electronics, Inc.	5,878,561
65,290	LG Uplus Corp.	700,087
9,980	LX International Corp.	361,682
12,397	POSCO Holdings, Inc.	3,910,026
27,821	Samsung C&T Corp.	5,683,954
5,631	Samsung Electro-Mechanics Co. Ltd.	3,230,421
613,953	Samsung Electronics Co. Ltd.	92,453,699
9,631	Samsung Fire & Marine Insurance Co. Ltd.	2,993,454
12,738	Samsung Life Insurance Co. Ltd.	2,166,469
119,806	Shinhan Financial Group Co. Ltd.	8,135,869
11,233	SK Hynix, Inc.	10,017,230
17,859	SK Square Co. Ltd.*	10,393,950
39,793	SK Telecom Co. Ltd.	2,578,669
6,455	SL Corp.	276,484
168,426	Woori Financial Group, Inc.	3,840,810
		215,713,437
	Spain - 4.2%
319,262	Aena SME SA(1)(2)	8,719,877
1,179,157	Banco Bilbao Vizcaya Argentaria SA	26,038,615
1,772,898	Banco de Sabadell SA	6,873,522
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.4% - (continued)
	Spain - 4.2% - (continued)
2,795,770	Banco Santander SA(1)	$34,114,869
740,855	CaixaBank SA	9,429,855
52,013	Enagas SA	1,040,818
235,434	Endesa SA	10,552,548
1,218,000	Iberdrola SA	28,555,049
146,073	Indra Sistemas SA(1)	8,401,294
330,599	Repsol SA	8,880,271
16,878	Tecnicas Reunidas SA*	699,366
		143,306,084
	Sweden - 0.7%
18,307	Granges AB	344,418
102,933	Swedbank AB Class A	3,638,601
766,441	Telefonaktiebolaget LM Ericsson Class B	9,142,873
349,797	Volvo AB Class B(1)	12,192,781
		25,318,673
	Switzerland - 0.4%
38,062	Logitech International SA	3,757,194
13,360	Zurich Insurance Group AG	9,314,860
		13,072,054
	Taiwan - 6.9%
24,000	Accton Technology Corp.	1,757,677
753,000	ASE Technology Holding Co. Ltd.	11,803,011
50,000	Asia Vital Components Co. Ltd.	4,577,665
67,000	AURAS Technology Co. Ltd.	2,474,120
2,145,000	Cathay Financial Holding Co. Ltd.	5,236,187
29,000	Chenbro Micom Co. Ltd.	1,053,978
1,991,000	Formosa Chemicals & Fibre Corp.	3,313,388
113,000	Gold Circuit Electronics Ltd.	5,115,050
1,071,000	Hon Hai Precision Industry Co. Ltd.	7,566,635
718,000	Lite-On Technology Corp.	3,849,828
45,000	Lotes Co. Ltd.	3,787,590
313,000	MediaTek, Inc.	26,129,745
2,296,000	Nan Ya Plastics Corp.	6,590,402
489,000	Nanya Technology Corp.*	3,461,810
72,000	Phison Electronics Corp.	4,505,465
255,000	Quanta Computer, Inc.	2,542,571
76,000	Realtek Semiconductor Corp.	1,297,503
22,446	Silicon Motion Technology Corp. ADR	4,910,736
1,399,000	Taiwan Semiconductor Manufacturing Co. Ltd.	97,121,166
151,000	Taiwan Union Technology Corp.	4,976,030
600,000	Tripod Technology Corp.	8,644,340
2,666,000	United Microelectronics Corp.	6,696,610
728,000	Winbond Electronics Corp.	2,147,778
21,000	Wiwynn Corp.	3,152,950
832,000	Yageo Corp.	8,482,810
222,000	Zhen Ding Technology Holding Ltd.	2,995,282
		234,190,327
	Thailand - 0.2%
720,100	Advanced Info Service PCL NVDR	7,521,029
	United Kingdom - 8.6%
282,797	AG Barr PLC	2,466,670
154,550	AJ Bell PLC	1,093,580
31,602	AstraZeneca PLC	5,995,601
235,412	Balfour Beatty PLC	2,615,854
2,774,933	Barclays PLC	16,310,809
82,073	Bellway PLC	2,129,753
1,101,795	BT Group PLC	3,239,095
1,747,652	Centrica PLC	5,108,195
722,000	CK Hutchison Holdings Ltd.	6,028,834
42,876	Coca-Cola Europacific Partners PLC	4,054,783
214,033	Drax Group PLC	2,573,444
942,006	GSK PLC	24,697,012
449,470	Harbour Energy PLC	1,787,487
50,095	Hill & Smith PLC	1,751,886
3,094,512	HSBC Holdings PLC	56,919,860
The accompanying notes are an integral part of these financial statements.

32

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.4% - (continued)
	United Kingdom - 8.6% - (continued)
209,968	IG Group Holdings PLC	$4,294,280
130,785	IMI PLC	4,981,347
20,734	Intertek Group PLC	1,335,645
566,131	J Sainsbury PLC	2,532,952
55,142	Johnson Matthey PLC	1,559,216
15,967	Keller Group PLC	485,351
10,122,455	Lloyds Banking Group PLC	13,759,472
1,885,942	Mitie Group PLC	4,460,221
1,022,912	National Grid PLC	18,310,714
2,226,306	NatWest Group PLC	17,756,730
55,019	Next PLC	9,710,220
149,428	Pepco Group NV(3)	1,332,673
170,312	Persimmon PLC	2,455,809
454,127	QinetiQ Group PLC	2,752,008
146,952	RELX PLC	5,358,800
624,966	Rotork PLC	2,626,104
235,075	Sage Group PLC	2,803,654
133,027	Severn Trent PLC	5,913,552
306,049	SigmaRoc PLC*	513,351
287,270	SSE PLC	10,285,518
404,007	Standard Chartered PLC	10,287,967
130,837	Subsea 7 SA	4,713,242
1,085,816	Tesco PLC	7,122,404
357,792	United Utilities Group PLC	7,095,799
7,864,061	Vodafone Group PLC	12,512,862
102,670	Volution Group PLC	857,808
		292,590,562
	United States - 7.1%
3,271,138	BP PLC	25,893,775
73,819	Buzzi SpA(1)	4,041,866
71,839	Experian PLC	2,628,519
631,751	Haleon PLC	2,917,343
110,801	Holcim AG*	10,296,332
15,881	InterContinental Hotels Group PLC	2,270,683
15,322	Navigator Holdings Ltd.	334,020
461,033	Nestle SA	46,674,816
61,673	Novartis AG	9,114,632
132,218	Roche Holding AG	53,878,814
236,649	Sanofi SA	22,144,774
971,437	Shell PLC	44,048,152
74,369	Sims Ltd.	1,123,944
51,887	Swiss Re AG	8,358,407
247,641	Tenaris SA	7,905,034
6,879	Titan SA	369,762
		242,000,873
	Total Common Stocks (cost $2,312,218,214)	$3,173,831,032
PREFERRED STOCKS - 1.0%
	Brazil - 0.9%
1,903,400	Banco Bradesco SA (Preference Shares)(5)	$7,426,327
617,716	Itau Unibanco Holding SA (Preference Shares)(5)	5,387,769
1,475,500	Itausa SA (Preference Shares)(5)	4,147,777
1,411,300	Petroleo Brasileiro SA - Petrobras (Preference Shares)(5)	13,988,167
		30,950,040
	Germany - 0.1%
43,612	Volkswagen AG (Preference Shares)(5)	4,422,615
	Total Preferred Stocks (cost $26,928,925)	$35,372,655
	Total Long-Term Investments (cost $2,339,147,139)	$3,209,203,687
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.5%
	Securities Lending Collateral - 2.5%
85,878,076	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(6)		$85,878,076
	Total Short-Term Investments (cost $85,878,076)		$85,878,076
	Total Investments (cost $2,425,025,215)	96.9%	$3,295,081,763
	Other Assets and Liabilities	3.1%	104,388,900
	Net Assets	100.0%	$3,399,470,663
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$28,014,615, representing 0.8% of net assets.

(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the aggregate value of these securities was $7,021,861, representing 0.2% of net assets.

(4)	Investment valued using significant unobservable inputs.
(5)	Currently no rate available.
(6)	Current yield as of period end.
The accompanying notes are an integral part of these financial statements.

33

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	1,005	06/19/2026	$153,066,525	$2,235,929
Total futures contracts				$2,235,929
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$3,173,831,032	$516,092,416	$2,655,583,616	$2,155,000
Preferred Stocks	35,372,655	30,950,040	4,422,615	—
Short-Term Investments	85,878,076	85,878,076	—	—
Futures Contracts(2)	2,235,929	2,235,929	—	—
Total	$3,297,317,692	$635,156,461	$2,660,006,231	$2,155,000

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

34

Hartford Schroders International Stock Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Austria - 1.6%
1,347,088	Erste Group Bank AG	$148,847,834
	Brazil - 1.7%
86,543	MercadoLibre, Inc.*	155,139,578
	Canada - 3.3%
2,871,573	Kinross Gold Corp.	86,836,368
2,095,026	Toronto-Dominion Bank	225,689,369
		312,525,737
	China - 7.0%
3,929,336	Contemporary Amperex Technology Co. Ltd. Class A	252,229,204
11,190,700	Shenzhen Inovance Technology Co. Ltd. Class A	112,800,664
3,285,200	Tencent Holdings Ltd.	199,517,541
9,737,417	Tencent Music Entertainment Group ADR	89,292,114
		653,839,523
	France - 5.6%
1,141,488	Legrand SA	204,512,893
275,456	LVMH Moet Hennessy Louis Vuitton SE	147,151,123
525,564	Safran SA	168,765,191
		520,429,207
	Germany - 5.4%
934,062	Beiersdorf AG	77,433,410
1,298,336	SAP SE	217,981,606
709,937	Siemens AG	210,965,633
		506,380,649
	Hong Kong - 1.9%
15,959,800	AIA Group Ltd.	175,218,865
	India - 1.4%
5,022,726	HDFC Bank Ltd. ADR	127,627,468
	Japan - 14.7%
390,000	Fast Retailing Co. Ltd.	183,590,629
863,600	Hoya Corp.	161,271,883
13,435,400	ITOCHU Corp.	166,506,238
10,995,100	Mitsubishi UFJ Financial Group, Inc.	197,503,169
7,097,700	MS&AD Insurance Group Holdings, Inc.	182,510,733
3,126,800	Recruit Holdings Co. Ltd.	144,848,899
903,900	Shimano, Inc.	94,832,551
2,820,700	SoftBank Group Corp.	96,351,744
7,579,400	Sony Group Corp.	151,855,765
		1,379,271,611
	Netherlands - 3.8%
247,700	ASML Holding NV	358,061,646
	Norway - 1.5%
4,761,411	DNB Bank ASA	144,191,421
	Singapore - 2.6%
915,916	Sea Ltd. ADR*	77,742,950
44,855,300	Singapore Telecommunications Ltd.	162,456,819
		240,199,769
	South Korea - 2.7%
1,699,858	Samsung Electronics Co. Ltd.	255,977,511
	Spain - 1.5%
8,352,779	Bankinter SA	138,999,207
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.2% - (continued)
	Sweden - 1.9%
12,541,387	Svenska Handelsbanken AB Class A		$178,212,249
	Switzerland - 5.8%
14,963	Chocoladefabriken Lindt & Spruengli AG		183,363,058
1,126,783	Cie Financiere Richemont SA Class A		216,249,114
227,175	Lonza Group AG		139,671,944
			539,284,116
	Taiwan - 8.3%
11,184,000	Taiwan Semiconductor Manufacturing Co. Ltd.		776,413,954
	United Kingdom - 14.8%
1,338,064	AstraZeneca PLC		253,860,459
12,314,619	HSBC Holdings PLC		226,586,717
1,888,690	London Stock Exchange Group PLC		245,070,127
2,388,922	Reckitt Benckiser Group PLC		152,003,674
4,694,618	RELX PLC		171,195,484
11,811,354	Sage Group PLC		140,869,742
3,297,372	Unilever PLC		192,286,647
			1,381,872,850
	United States - 12.7%
864,264	ARM Holdings PLC ADR*		181,772,005
38,701,795	Haleon PLC		178,719,812
1,590,911	Liberty Media Corp.-Liberty Formula One Class C*		136,738,800
645,701	Roche Holding AG		263,123,054
629,929	Schneider Electric SE		200,448,911
4,963,886	Shell PLC		224,122,684
			1,184,925,266
	Total Common Stocks (cost $7,004,192,322)		$9,177,418,461
	Total Investments (cost $7,004,192,322)	98.2%	$9,177,418,461
	Other Assets and Liabilities	1.8%	171,766,631
	Net Assets	100.0%	$9,349,185,092
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

35

Hartford Schroders International Stock Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$9,177,418,461	$1,264,201,710	$7,913,216,751	$—
Total	$9,177,418,461	$1,264,201,710	$7,913,216,751	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

36

Hartford International/Global Equity Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
S&P	Standard & Poor's
SPI	Share Price Index
TSX	Toronto Stock Exchange
Other Abbreviations:
ADR	American Depositary Receipt
ASA	Allmennaksjeselskap
BDR	Brazilian Depositary Receipt
Bhd	Berhad
CDI	Chess Depositary Interest
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
JSC	Joint Stock Company
KGaA	Kommanditgesellschaft Auf Aktien
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
Tbk	Terbuka

37

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities
April 30, 2026 (Unaudited)

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund	The Hartford International Growth Fund	The Hartford International Opportunities Fund
Assets:
Investments in securities, at market value(1)	$124,285,590	$589,905,694	$329,070,735	$742,478,282	$457,617,858	$4,021,098,938
Repurchase agreements	365,343	2,792,971	1,989,777	2,880,694	3,111,121	20,622,001
Cash	2,718,858	11,202,682	7,976,538	11,724,535	12,478,438	82,681,411
Cash collateral due from broker on futures contracts	—	289,748	—	903,155	—	—
Foreign currency	43,554	2,156,558	90,205	752,617	116,000	1,551,269
Receivables:
From affiliates	23,503	—	6,618	—	1,867	—
Investment securities sold	800,744	—	1,810,010	1,017,847	1,138,020	53,737,500
Fund shares sold	199,765	2,125,988	385,391	121,081	1,506,465	3,594,433
Dividends and interest	97,580	732,726	456,949	2,546,698	666,652	11,096,538
Securities lending income	289	3,970	5,181	16,299	1,480	46,066
Variation margin on futures contracts	—	109,811	—	184,098	—	—
Tax reclaims	273,657	4,604	30,177	2,559,869	1,381,635	7,405,632
Other assets	86,161	109,291	93,834	58,348	91,770	104,623
Total assets	128,895,044	609,434,043	341,915,415	765,243,523	478,111,306	4,201,938,411
Liabilities:
Obligation to return securities lending collateral	—	1,693,143	2,322,954	28,755,238	21,334,199	29,260,923
Payables:
To affiliates	—	1,637	—	—	—	—
Investment securities purchased	360,785	—	1,021,890	546,935	563,563	44,282,868
Fund shares redeemed	71,164	661,699	468,069	478,552	110,649	7,885,699
Investment management fees	62,106	424,873	167,370	272,243	276,998	2,169,441
Transfer agent fees	27,692	84,204	79,193	338,942	89,540	695,269
Accounting services fees	6,015	21,582	15,246	29,640	17,257	142,896
Chief Compliance Officer fees	110	395	290	611	297	3,569
Board of Directors' fees	388	1,205	926	2,005	845	12,002
Foreign taxes	3,641	824,415	298,167	551,969	—	—
Distribution fees	1,079	741	1,639	12,182	2,450	12,453
Accrued expenses	32,545	153,682	36,980	136,000	56,921	217,637
Total liabilities	565,525	3,867,576	4,412,724	31,124,317	22,452,719	84,682,757
Net assets	$128,329,519	$605,566,467	$337,502,691	$734,119,206	$455,658,587	$4,117,255,654
Summary of Net Assets:
Capital stock and paid-in-capital	$80,449,623	$408,227,858	$289,456,663	$476,211,941	$291,621,361	$2,610,737,536
Distributable earnings (loss)	47,879,896	197,338,609	48,046,028	257,907,265	164,037,226	1,506,518,118
Net assets	$128,329,519	$605,566,467	$337,502,691	$734,119,206	$455,658,587	$4,117,255,654
Shares authorized	175,000,000	710,000,000	225,000,000	560,000,000	485,000,000	925,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010
Class A:Net asset value per share	$20.68	$14.50	$17.86	$15.77	$22.20	$23.31
Maximum offering price per share	21.88	15.34	18.90	16.69	23.49	24.67
Shares outstanding	2,050,361	1,970,253	3,595,410	36,060,945	5,166,155	20,515,251
Net Assets	$42,403,989	$28,569,488	$64,211,086	$568,631,416	$114,709,438	$478,282,280
Class C:Net asset value per share	$19.90	$14.25	$17.15	$15.74	$19.68	$19.51
Shares outstanding	137,181	98,942	44,648	217,770	47,428	307,116
Net Assets	$2,729,633	$1,410,363	$765,672	$3,428,780	$933,597	$5,992,655
Class I:Net asset value per share	$20.30	$14.49	$17.81	$16.00	$22.01	$23.13
Shares outstanding	1,010,106	13,688,784	2,596,864	4,187,253	7,009,562	15,350,381
Net Assets	$20,507,172	$198,289,561	$46,240,552	$66,982,624	$154,277,341	$355,110,292
Class R3:Net asset value per share	$20.34	$14.44	$17.54	$15.72	$22.41	$23.88
Shares outstanding	9,408	55,030	355,996	449,471	32,932	1,085,279
Net Assets	$191,339	$794,853	$6,243,051	$7,063,489	$738,112	$25,918,914
Class R4:Net asset value per share	$20.30	$14.82	$17.81	$15.87	$22.96	$24.43
Shares outstanding	780	28,459	54,769	161,149	21,242	2,341,515
Net Assets	$15,836	$421,735	$975,538	$2,557,026	$487,702	$57,212,704
The accompanying notes are an integral part of these financial statements.

38

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2026 (Unaudited)

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund	The Hartford International Growth Fund	The Hartford International Opportunities Fund
Class R5:Net asset value per share	$20.15	$14.34	$17.64	$13.56	$23.18	$24.67
Shares outstanding	8,991	96,892	50,899	45,095	17,120	9,277,130
Net Assets	$181,166	$1,388,957	$897,916	$611,662	$396,881	$228,875,273
Class R6:Net asset value per share	$20.04	$14.46	$17.64	$16.09	$23.28	$24.85
Shares outstanding	261,372	1,144,835	2,489,439	515,959	126,055	57,556,171
Net Assets	$5,236,765	$16,558,665	$43,924,620	$8,301,792	$2,934,526	$1,430,410,002
Class Y:Net asset value per share	$20.65	$14.42	$17.68	$16.03	$23.21	$24.85
Shares outstanding	330,543	5,381,209	1,077,943	238,401	124,554	29,325,823
Net Assets	$6,824,668	$77,599,588	$19,061,397	$3,820,533	$2,891,364	$728,813,645
Class F:Net asset value per share	$20.91	$14.35	$17.78	$16.09	$22.03	$23.13
Shares outstanding	2,403,098	19,548,436	8,729,805	4,518,456	8,091,968	34,871,441
Net Assets	$50,238,951	$280,533,257	$155,182,859	$72,721,884	$178,289,626	$806,639,889
Cost of investments	$84,877,452	$419,527,212	$252,562,298	$517,748,421	$292,994,529	$2,824,329,504
Cost of foreign currency	$43,569	$2,166,396	$89,826	$757,743	$113,815	$1,551,164
(1) Includes Investment in securities on loan, at market value	$1,744,814	$3,602,346	$10,399,902	$48,293,685	$22,145,872	$82,178,684
The accompanying notes are an integral part of these financial statements.

39

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2026 (Unaudited)

	The Hartford International Value Fund	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders International Contrarian Value Fund	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund
Assets:
Investments in securities, at market value(1)	$14,362,071,759	$7,528,780,392	$227,956,329	$3,295,081,763	$9,177,418,461
Repurchase agreements	59,429,255	—	—	—	—
Cash	240,518,773	83,037,705	3,687,088	158,494,834	117,775,413
Cash collateral due from broker on futures contracts	3,719,722	—	—	3,618,784	—
Foreign currency	4,033,147	7,072,673	208,287	3,957,919	16,466,642
Receivables:
From affiliates	—	—	11,774	—	—
Investment securities sold	14,469,209	35,651,106	—	19,419,363	16,763,356
Fund shares sold	41,324,562	5,378,739	140,141	2,178,754	6,245,453
Dividends and interest	96,166,042	4,214,655	719,357	13,103,441	20,353,285
Securities lending income	364,404	25,236	3,070	104,147	134,906
Variation margin on futures contracts	2,847,696	—	—	2,626,884	—
Tax reclaims	12,656,865	—	178,214	6,213,541	22,348,211
Other assets	496,749	132,916	75,847	107,410	180,526
Total assets	14,838,098,183	7,664,293,422	232,980,107	3,504,906,840	9,377,686,253
Liabilities:
Obligation to return securities lending collateral	293,059,659	5,457,576	6,069,583	85,878,076	—
Payables:
Investment securities purchased	66,540,994	7,796,986	122,395	12,394,251	8,646,220
Fund shares redeemed	10,407,785	33,735,732	193,722	2,713,181	12,043,667
Investment management fees	8,754,250	5,427,746	121,779	1,816,392	4,951,268
Transfer agent fees	3,367,815	672,088	24,898	432,289	2,057,876
Accounting services fees	365,710	211,594	7,557	95,341	314,658
Chief Compliance Officer fees	8,532	5,035	110	2,123	8,067
Board of Directors' fees	22,858	15,398	306	6,386	25,909
Foreign taxes	1,644,605	20,939,978	—	1,900,943	—
Distribution fees	9,550	3,709	198	4,880	10,688
Accrued expenses	345,548	956,871	27,308	192,315	442,808
Total liabilities	384,527,306	75,222,713	6,567,856	105,436,177	28,501,161
Net assets	$14,453,570,877	$7,589,070,709	$226,412,251	$3,399,470,663	$9,349,185,092
Summary of Net Assets:
Capital stock and paid-in-capital	$10,791,005,584	$4,366,652,520	$187,868,277	$2,309,934,286	$6,915,262,025
Distributable earnings (loss)	3,662,565,293	3,222,418,189	38,543,974	1,089,536,377	2,433,923,067
Net assets	$14,453,570,877	$7,589,070,709	$226,412,251	$3,399,470,663	$9,349,185,092
Shares authorized	1,550,000,000	1,720,000,000	350,000,000	865,000,000	1,090,000,000
Par value	$0.0010	$0.0001	$—	$0.0001	$0.0001
Class A:Net asset value per share	$26.15	$27.41	$17.54	$15.25	$23.01
Maximum offering price per share	27.67	29.01	18.56	16.14	24.35
Shares outstanding	12,946,727	5,838,379	271,446	10,525,911	17,713,734
Net Assets	$338,549,387	$160,007,193	$4,761,569	$160,477,898	$407,520,969
Class C:Net asset value per share	$25.78	$27.05	$17.78	$15.16	$21.68
Shares outstanding	1,137,892	100,365	61,662	360,914	1,170,762
Net Assets	$29,340,359	$2,714,682	$1,096,309	$5,471,358	$25,381,969
Class I:Net asset value per share	$26.32	$27.25	$17.49	$15.23	$22.19
Shares outstanding	303,097,955	138,033,619	8,648,798	56,277,311	222,372,811
Net Assets	$7,976,771,972	$3,761,624,307	$151,298,210	$857,378,552	$4,934,805,489
Class R3:Net asset value per share	$26.19	$27.06	$—	$15.19	$22.00
Shares outstanding	125,232	9,041	—	1,752,282	268,707
Net Assets	$3,280,039	$244,639	$—	$26,618,659	$5,911,165
Class R4:Net asset value per share	$26.12	$27.32	$—	$15.20	$22.18
Shares outstanding	426,588	369,030	—	328,754	200,305
Net Assets	$11,140,354	$10,080,605	$—	$4,997,498	$4,441,936
The accompanying notes are an integral part of these financial statements.

40

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2026 (Unaudited)

	The Hartford International Value Fund	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders International Contrarian Value Fund	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund
Class R5:Net asset value per share	$26.44	$27.93 (2)	$17.50	$15.22	$22.21
Shares outstanding	2,707,776	65	11,448	708,548	1,478,039
Net Assets	$71,584,839	$1,816	$200,293	$10,781,724	$32,823,065
Class R6:Net asset value per share	$27.11	$—	$—	$—	$—
Shares outstanding	31,067,544	—	—	—	—
Net Assets	$842,361,855	$—	$—	$—	$—
Class Y:Net asset value per share	$27.08	$27.48	$17.49	$15.22	$22.27
Shares outstanding	80,896,809	4,310,652	421,812	21,636,759	1,430,676
Net Assets	$2,190,692,687	$118,474,819	$7,376,553	$329,361,801	$31,867,652
Class F:Net asset value per share	$26.35	$27.24	$17.48	$15.25	$22.23
Shares outstanding	113,449,028	36,464,321	2,853,298	35,772,081	102,553,947
Net Assets	$2,989,849,385	$993,201,149	$49,881,565	$545,409,252	$2,279,403,226
Class SDR:Net asset value per share	$—	$27.30	$17.48	$15.22	$22.21
Shares outstanding	—	93,143,257	674,790	95,879,423	73,273,055
Net Assets	$—	$2,542,721,499	$11,797,752	$1,458,973,921	$1,627,029,621
Cost of investments	$11,097,240,562	$3,713,792,130	$193,272,481	$2,425,025,215	$7,004,192,322
Cost of foreign currency	$4,019,869	$7,081,724	$207,494	$3,954,198	$16,363,683
(1) Includes Investment in securities on loan, at market value	$727,762,553	$11,028,028	$14,141,953	$121,646,924	$—

(2)	Net assets divided by shares outstanding does not calculate to the stated NAV because the net assets and shares outstanding are rounded.
The accompanying notes are an integral part of these financial statements.

41

Hartford International/Global Equity Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2026 (Unaudited)

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund
Investment Income:
Dividends	$729,484	$6,285,773	$1,883,207	$8,876,215
Interest	38,663	195,871	120,786	234,890
Securities lending — net	758	17,182	13,453	62,781
Foreign withholding tax reclaims	—	—	—	136,688
Less: Foreign tax withheld	(35,864)	(732,358)	(105,681)	(927,510)
Total investment income, net	733,041	5,766,468	1,911,765	8,383,064
Expenses:
Investment management fees	375,249	2,297,144	1,004,214	1,624,829
Transfer agent fees
Class A	22,847	25,305	61,246	441,096
Class C	2,184	829	1,013	4,614
Class I	11,744	77,260	36,992	32,298
Class R3	188	741	6,829	8,016
Class R4	11	245	913	2,091
Class R5	97	86	520	328
Class R6	155	199	819	147
Class Y	3,362	35,857	10,687	1,876
Class F	650	387	1,190	645
Distribution fees
Class A	48,270	31,980	75,758	685,567
Class C	13,112	5,251	4,053	18,527
Class R3	449	1,818	15,794	18,220
Class R4	18	417	1,342	3,076
Custodian fees	7,402	90,963	3,642	58,719
Registration and filing fees	59,824	67,844	70,867	63,571
Accounting services fees	12,504	45,883	32,401	61,854
Board of Directors' fees	1,351	5,527	3,628	7,865
Chief Compliance Officer fees	126	498	335	721
Audit and tax fees	17,604	36,362	18,825	32,911
Professional fees	—	—	—	21,449
Other expenses	34,669	27,181	31,031	64,705
Total expenses (before waivers, reimbursements and fees paid indirectly)	611,816	2,751,777	1,382,099	3,153,125
Expense waivers	(58,350)	(36,887)	(34,353)	—
Distribution fee reimbursements	(122)	(363)	(2,829)	(16,468)
Commission recapture	—	—	(573)	(112)
Total waivers, reimbursements and fees paid indirectly	(58,472)	(37,250)	(37,755)	(16,580)
Total expenses	553,344	2,714,527	1,344,344	3,136,545
Net Investment Income (Loss)	179,697	3,051,941	567,421	5,246,519
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	9,758,485	29,758,161	7,028,266	44,136,269
Less: Foreign taxes paid on realized capital gains	—	(177,171)	(94,756)	(115,278)
Futures contracts	—	413,961	—	(212,462)
Other foreign currency transactions	(13,108)	(243,976)	(6,229)	(134,310)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	9,745,377	29,750,975	6,927,281	43,674,219
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	6,263,057	63,699,558	9,991,740	20,918,595
Futures contracts	—	721,553	—	82,797
Translation of other assets and liabilities in foreign currencies	8,623	(19,486)	3,078	111,191
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	6,271,680	64,401,625	9,994,818	21,112,583
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	16,017,057	94,152,600	16,922,099	64,786,802
Net Increase (Decrease) in Net Assets Resulting from Operations	$16,196,754	$97,204,541	$17,489,520	$70,033,321
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$(3,641)	$467,649	$(15,048)	$249,711
The accompanying notes are an integral part of these financial statements.

42

Hartford International/Global Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2026 (Unaudited)

	The Hartford International Growth Fund	The Hartford International Opportunities Fund	The Hartford International Value Fund
Investment Income:
Dividends	$1,894,227	$42,149,978	$234,853,772
Interest	234,403	1,011,138	5,337,928
Securities lending — net	7,802	138,558	756,040
Foreign withholding tax reclaims	—	1,366,428	2,504,800
Less: Foreign tax withheld	(218,552)	(3,352,894)	(22,599,193)
Total investment income, net	1,917,880	41,313,208	220,853,347
Expenses:
Investment management fees	1,525,165	13,103,600	47,507,437
Transfer agent fees
Class A	100,091	296,992	160,271
Class C	1,217	6,737	9,699
Class I	37,882	155,543	4,442,696
Class R3	704	27,608	2,873
Class R4	461	48,748	6,623
Class R5	232	117,837	33,305
Class R6	50	19,776	11,571
Class Y	1,689	355,449	875,529
Class F	1,389	5,576	4,958
Distribution fees
Class A	141,256	578,004	359,419
Class C	4,868	33,940	114,821
Class R3	1,658	63,665	7,723
Class R4	681	77,352	13,022
Custodian fees	13,289	70,780	149,626
Registration and filing fees	67,286	77,840	300,225
Accounting services fees	37,521	298,674	822,992
Board of Directors' fees	4,198	44,824	132,996
Chief Compliance Officer fees	374	4,143	11,592
Audit and tax fees	18,239	27,009	27,720
Professional fees	—	202,815	376,245
Other expenses	33,143	172,081	404,609
Total expenses (before waivers, reimbursements and fees paid indirectly)	1,991,393	15,788,993	55,775,952
Expense waivers	(20,932)	—	—
Transfer agent fee waivers	—	—	(549,251)
Distribution fee reimbursements	(3,439)	(8,301)	(501)
Commission recapture	(22)	(5,822)	—
Total waivers, reimbursements and fees paid indirectly	(24,393)	(14,123)	(549,752)
Total expenses	1,967,000	15,774,870	55,226,200
Net Investment Income (Loss)	(49,120)	25,538,338	165,627,147
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	1,770,765	294,853,240	412,892,321
Less: Foreign taxes paid on realized capital gains	—	(1,551,704)	(13,443)
Futures contracts	—	—	9,443,460
Other foreign currency transactions	(81,939)	(263,026)	(1,638,559)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,688,826	293,038,510	420,683,779
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	14,072,046	117,699,301	1,286,252,027
Futures contracts	—	—	1,668,550
Translation of other assets and liabilities in foreign currencies	48,461	663,262	2,196,637
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	14,120,507	118,362,563	1,290,117,214
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	15,809,333	411,401,073	1,710,800,993
Net Increase (Decrease) in Net Assets Resulting from Operations	$15,760,213	$436,939,411	$1,876,428,140
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$2,593,830	$201,703
The accompanying notes are an integral part of these financial statements.

43

Hartford International/Global Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2026 (Unaudited)

	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders International Contrarian Value Fund	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund
Investment Income:
Dividends	$57,947,246	$2,874,833	$52,413,706	$130,380,780
Interest	1,479,826	108,985	533,016	2,396,949
Securities lending — net	247,317	7,425	334,201	1,232,558
Foreign withholding tax reclaims	—	—	827,644	—
Less: Foreign tax withheld	(7,878,038)	(268,887)	(5,572,146)	(13,048,104)
Total investment income, net	51,796,351	2,722,356	48,536,421	120,962,183
Expenses:
Investment management fees	30,555,312	608,863	10,305,751	30,697,894
Transfer agent fees
Class A	155,759	1,133	74,148	193,751
Class C	1,484	217	3,615	14,286
Class I	799,300	42,294	413,220	3,069,946
Class R3	199	—	25,281	4,561
Class R4	6,525	—	3,205	3,608
Class R5	1	33	7,866	19,608
Class Y	61,148	2,721	159,948	16,321
Class F	2,528	19	2,473	13,571
Class SDR	8,144	96	10,692	17,084
Distribution fees
Class A	176,701	6,026	183,670	486,376
Class C	13,948	4,068	27,508	126,663
Class R3	523	—	62,153	14,383
Class R4	11,320	—	5,374	5,434
Custodian fees	618,699	6,967	99,306	187,288
Registration and filing fees	89,025	61,654	83,917	158,757
Accounting services fees	466,741	16,591	208,758	684,842
Board of Directors' fees	72,485	1,890	31,464	105,334
Chief Compliance Officer fees	6,450	171	2,772	9,542
Audit and tax fees	39,725	18,207	33,171	23,519
Professional fees	—	—	124,409	—
Other expenses	259,734	23,301	121,395	495,495
Total expenses (before waivers and reimbursements)	33,345,751	794,251	11,990,096	36,348,263
Expense waivers	—	(35,169)	—	—
Transfer agent fee waivers	(12,541)	—	—	(214,290)
Distribution fee reimbursements	(158)	(1,070)	(8,289)	(472)
Total waivers and reimbursements	(12,699)	(36,239)	(8,289)	(214,762)
Total expenses	33,333,052	758,012	11,981,807	36,133,501
Net Investment Income (Loss)	18,463,299	1,964,344	36,554,614	84,828,682
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	467,019,687	5,750,832	226,435,983	337,454,509
Less: Foreign taxes paid on realized capital gains	(270,325)	—	—	—
Futures contracts	—	—	1,400,721	—
Foreign currency contracts	—	—	(1,469)	—
Other foreign currency transactions	(3,054,357)	(35,345)	(1,932,018)	(1,952,107)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	463,695,005	5,715,487	225,903,217	335,502,402
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	827,934,584	11,662,512	264,745,044	(142,315,129)
Futures contracts	—	—	2,398,849	—
Translation of other assets and liabilities in foreign currencies	82,594	22,373	396,730	1,283,619
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	828,017,178	11,684,885	267,540,623	(141,031,510)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,291,712,183	17,400,372	493,443,840	194,470,892
The accompanying notes are an integral part of these financial statements.

44

Hartford International/Global Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2026 (Unaudited)

	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders International Contrarian Value Fund	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,310,175,482	$19,364,716	$529,998,454	$279,299,574
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$8,360,107	$—	$(1,038,539)	$—
The accompanying notes are an integral part of these financial statements.

45

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets

	Hartford Climate Opportunities Fund		Hartford Emerging Markets Equity Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$179,697	$728,103	$3,051,941	$8,680,591
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	9,745,377	6,984,112	29,750,975	38,292,257
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	6,271,680	9,722,896	64,401,625	59,886,376
Net Increase (Decrease) in Net Assets Resulting from Operations	16,196,754	17,435,111	97,204,541	106,859,224
Distributions to Shareholders:
Class A	(1,960,458)	(914,123)	(1,200,494)	(534,302)
Class C	(135,731)	(51,622)	(26,554)	(15,670)
Class I	(1,050,549)	(611,809)	(6,564,295)	(1,539,275)
Class R3	(8,819)	(11,158)	(30,503)	(7,231)
Class R4	(728)	(281)	(14,966)	(4,796)
Class R5	(8,939)	(94,657)	(7,436)	(937)
Class R6	(527,633)	(114,881)	(649,535)	(32,329)
Class Y	(342,187)	(203,487)	(3,441,889)	(1,884,286)
Class F	(2,583,252)	(1,325,916)	(13,423,540)	(6,681,197)
Total distributions	(6,618,296)	(3,327,934)	(25,359,212)	(10,700,023)
Capital Share Transactions:
Sold	7,111,497	18,436,034	126,624,931	228,588,171
Issued on reinvestment of distributions	6,580,362	3,289,330	12,914,056	4,342,333
Redeemed	(18,270,869)	(45,808,811)	(93,665,786)	(200,200,628)
Net increase (decrease) from capital share transactions	(4,579,010)	(24,083,447)	45,873,201	32,729,876
Net Increase (Decrease) in Net Assets	4,999,448	(9,976,270)	117,718,530	128,889,077
Net Assets:
Beginning of period	123,330,071	133,306,341	487,847,937	358,958,860
End of period	$128,329,519	$123,330,071	$605,566,467	$487,847,937
The accompanying notes are an integral part of these financial statements.

46

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Global Impact Fund		Hartford International Equity Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$567,421	$1,605,792	$5,246,519	$10,742,277
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	6,927,281	7,304,338	43,674,219	38,360,184
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	9,994,818	14,433,969	21,112,583	99,356,098
Net Increase (Decrease) in Net Assets Resulting from Operations	17,489,520	23,344,099	70,033,321	148,458,559
Distributions to Shareholders:
Class A	(140,179)	(354,147)	(37,294,355)	(9,049,640)
Class C	—	—	(227,168)	(33,789)
Class I	(264,500)	(568,947)	(4,652,191)	(997,539)
Class R3	(771)	(26,871)	(496,654)	(95,192)
Class R4	(3,512)	(8,098)	(170,192)	(40,155)
Class R5	(5,353)	(8,286)	(46,118)	(11,095)
Class R6	(310,810)	(310,010)	(541,065)	(156,942)
Class Y	(124,645)	(65,080)	(245,736)	(118,599)
Class F	(1,058,331)	(1,138,570)	(4,758,546)	(1,315,656)
Total distributions	(1,908,101)	(2,480,009)	(48,432,025)	(11,818,607)
Capital Share Transactions:
Sold	41,923,053	128,411,114	21,368,823	34,306,329
Issued on reinvestment of distributions	1,868,061	2,432,731	47,687,445	11,598,913
Redeemed	(44,342,954)	(70,872,409)	(57,226,352)	(101,652,174)
Net increase (decrease) from capital share transactions	(551,840)	59,971,436	11,829,916	(55,746,932)
Net Increase (Decrease) in Net Assets	15,029,579	80,835,526	33,431,212	80,893,020
Net Assets:
Beginning of period	322,473,112	241,637,586	700,687,994	619,794,974
End of period	$337,502,691	$322,473,112	$734,119,206	$700,687,994
The accompanying notes are an integral part of these financial statements.

47

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford International Growth Fund		The Hartford International Opportunities Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$(49,120)	$1,111,923	$25,538,338	$65,361,354
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	1,688,826	20,359,400	293,038,510	360,078,181
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	14,120,507	63,384,922	118,362,563	380,992,015
Net Increase (Decrease) in Net Assets Resulting from Operations	15,760,213	84,856,245	436,939,411	806,431,550
Distributions to Shareholders:
Class A	(1,149,509)	(55,053)	(35,746,326)	(5,150,830)
Class C	(3,979)	—	(605,491)	(62,213)
Class I	(1,120,509)	(98,052)	(28,558,466)	(5,258,907)
Class R3	(4,809)	—	(1,822,910)	(223,531)
Class R4	(4,597)	(795)	(4,573,892)	(727,560)
Class R5	(4,800)	(2,107)	(17,762,004)	(2,888,259)
Class R6	(41,244)	(10,725)	(103,510,310)	(18,947,853)
Class Y	(41,506)	(6,927)	(53,072,038)	(10,700,060)
Class F	(2,606,025)	(867,236)	(64,865,976)	(11,763,057)
Total distributions	(4,976,978)	(1,040,895)	(310,517,413)	(55,722,270)
Capital Share Transactions:
Sold	110,559,225	66,733,489	343,116,310	581,421,804
Issued on reinvestment of distributions	4,964,237	1,039,439	297,914,040	53,343,564
Redeemed	(50,153,230)	(75,436,145)	(657,541,027)	(1,016,186,566)
Net increase (decrease) from capital share transactions	65,370,232	(7,663,217)	(16,510,677)	(381,421,198)
Net Increase (Decrease) in Net Assets	76,153,467	76,152,133	109,911,321	369,288,082
Net Assets:
Beginning of period	379,505,120	303,352,987	4,007,344,333	3,638,056,251
End of period	$455,658,587	$379,505,120	$4,117,255,654	$4,007,344,333
The accompanying notes are an integral part of these financial statements.

48

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford International Value Fund		Hartford Schroders Emerging Markets Equity Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$165,627,147	$260,037,931	$18,463,299	$77,317,563
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	420,683,779	344,886,123	463,695,005	364,059,609
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	1,290,117,214	1,578,907,708	828,017,178	1,266,050,911
Net Increase (Decrease) in Net Assets Resulting from Operations	1,876,428,140	2,183,831,762	1,310,175,482	1,707,428,083
Distributions to Shareholders:
Class A	(14,723,825)	(4,432,702)	(1,206,053)	(14,017,146)
Class C	(1,065,370)	(161,577)	(18,619)	(1,137)
Class I	(385,321,779)	(86,325,979)	(23,881,946)	(24,844,736)
Class R3	(163,475)	(24,802)	(2,300)	(867)
Class R4	(540,118)	(258,383)	(116,714)	(58,994)
Class R5	(3,719,798)	(1,719,589)	(1)	(406)
Class R6	(37,909,750)	(13,470,470)	—	—
Class Y	(106,680,705)	(41,634,231)	(1,806,744)	(1,084,911)
Class F	(133,150,670)	(27,656,964)	(39,372,906)	(9,761,399)
Class SDR	—	—	(39,094,773)	(25,230,476)
Total distributions	(683,275,490)	(175,684,697)	(105,500,056)	(75,000,072)
Capital Share Transactions:
Sold	3,859,128,520	6,059,515,000	2,471,886,699	2,710,167,786
Issued on reinvestment of distributions	547,666,110	169,523,623	83,641,232	49,652,525
Redeemed	(2,018,538,713)	(2,684,395,328)	(2,585,693,654)	(4,454,283,381)
Net increase (decrease) from capital share transactions	2,388,255,917	3,544,643,295	(30,165,723)	(1,694,463,070)
Net Increase (Decrease) in Net Assets	3,581,408,567	5,552,790,360	1,174,509,703	(62,035,059)
Net Assets:
Beginning of period	10,872,162,310	5,319,371,950	6,414,561,006	6,476,596,065
End of period	$14,453,570,877	$10,872,162,310	$7,589,070,709	$6,414,561,006
The accompanying notes are an integral part of these financial statements.

49

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders International Contrarian Value Fund		Hartford Schroders International Multi-Cap Value Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$1,964,344	$3,870,705	$36,554,614	$63,309,989
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	5,715,487	2,774,764	225,903,217	258,628,909
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	11,684,885	21,021,815	267,540,623	351,669,537
Net Increase (Decrease) in Net Assets Resulting from Operations	19,364,716	27,667,284	529,998,454	673,608,435
Distributions to Shareholders:
Class A	(234,394)	(11,142)	(7,587,002)	(2,909,136)
Class C	(30,205)	(2,490)	(285,429)	(103,443)
Class I	(5,461,534)	(625,904)	(39,771,952)	(15,456,110)
Class R3	—	—	(1,256,095)	(414,269)
Class R4	—	—	(217,772)	(107,163)
Class R5	(11,423)	(3,872)	(1,036,502)	(463,284)
Class Y	(387,024)	(7,339)	(16,486,122)	(6,924,884)
Class F	(2,719,329)	(1,420,890)	(27,544,814)	(11,742,108)
Class SDR	(1,094,106)	(464,108)	(63,421,513)	(24,142,974)
Total distributions	(9,938,015)	(2,535,745)	(157,607,201)	(62,263,371)
Capital Share Transactions:
Sold	98,155,315	127,350,140	610,743,182	444,491,653
Issued on reinvestment of distributions	8,508,726	2,071,651	151,740,548	59,676,252
Redeemed	(40,351,055)	(42,983,117)	(384,672,913)	(576,568,022)
Net increase (decrease) from capital share transactions	66,312,986	86,438,674	377,810,817	(72,400,117)
Net Increase (Decrease) in Net Assets	75,739,687	111,570,213	750,202,070	538,944,947
Net Assets:
Beginning of period	150,672,564	39,102,351	2,649,268,593	2,110,323,646
End of period	$226,412,251	$150,672,564	$3,399,470,663	$2,649,268,593
The accompanying notes are an integral part of these financial statements.

50

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders International Stock Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$84,828,682	$127,007,166
Net realized gain (loss) on investments and foreign currency transactions	335,502,402	298,849,899
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(141,031,510)	1,257,376,423
Net Increase (Decrease) in Net Assets Resulting from Operations	279,299,574	1,683,233,488
Distributions to Shareholders:
Class A	(8,940,601)	(3,591,342)
Class C	(472,864)	(64,942)
Class I	(137,522,206)	(49,674,539)
Class R3	(127,976)	(29,321)
Class R4	(95,944)	(30,248)
Class R5	(925,842)	(383,600)
Class Y	(895,624)	(474,261)
Class F	(65,581,276)	(25,671,829)
Class SDR	(45,037,936)	(14,080,150)
Total distributions	(259,600,269)	(94,000,232)
Capital Share Transactions:
Sold	1,402,996,295	3,153,121,917
Issued on reinvestment of distributions	244,881,605	88,810,258
Redeemed	(1,875,656,458)	(1,969,081,577)
Net increase (decrease) from capital share transactions	(227,778,558)	1,272,850,598
Net Increase (Decrease) in Net Assets	(208,079,253)	2,862,083,854
Net Assets:
Beginning of period	9,557,264,345	6,695,180,491
End of period	$9,349,185,092	$9,557,264,345
The accompanying notes are an integral part of these financial statements.

51

Hartford International/Global Equity Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Climate Opportunities Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$19.15	$0.00 (5)	$2.50	$2.50	$(0.03)	$(0.94)	$(0.97)	$20.68	13.74%(6)	$42,404	1.21%(7)	1.19%(7)	0.03%(7)	34%
C	18.50	(0.07)	2.41	2.34	—	(0.94)	(0.94)	19.90	13.29 (6)	2,730	2.01 (7)	1.94 (7)	(0.73)(7)	34
I	18.85	0.03	2.45	2.48	(0.09)	(0.94)	(1.03)	20.30	13.87 (6)	20,507	0.97 (7)	0.89 (7)	0.32 (7)	34
R3	18.84	(0.02)	2.46	2.44	—	(0.94)	(0.94)	20.34	13.59 (6)	191	1.55 (7)	1.41 (7)	(0.20)(7)	34
R4	18.81	0.02	2.46	2.48	(0.05)	(0.94)	(0.99)	20.30	13.87 (6)	16	1.25 (7)	1.03 (7)	0.17 (7)	34
R5	18.71	0.04	2.44	2.48	(0.10)	(0.94)	(1.04)	20.15	14.02 (6)	181	0.96 (7)	0.81 (7)	0.41 (7)	34
R6	18.63	0.04	2.44	2.48	(0.13)	(0.94)	(1.07)	20.04	14.05 (6)	5,237	0.83 (7)	0.69 (7)	0.48 (7)	34
Y	19.16	0.04	2.50	2.54	(0.11)	(0.94)	(1.05)	20.65	13.97 (6)	6,825	0.95 (7)	0.79 (7)	0.42 (7)	34
F	19.40	0.05	2.53	2.58	(0.13)	(0.94)	(1.07)	20.91	14.01 (6)	50,239	0.84 (7)	0.69 (7)	0.52 (7)	34
For the Year Ended October 31, 2025
A	$16.98	$0.05	$2.50	$2.55	$(0.05)	$(0.33)	$(0.38)	$19.15	15.33%	$38,675	1.19%	1.19%	0.31%	61%
C	16.48	(0.08)	2.43	2.35	—	(0.33)	(0.33)	18.50	14.52	2,685	1.98	1.94	(0.46)	61
I	16.72	0.10	2.46	2.56	(0.10)	(0.33)	(0.43)	18.85	15.69	19,229	0.94	0.89	0.62	61
R3	16.70	0.00 (5)	2.48	2.48	(0.01)	(0.33)	(0.34)	18.84	15.15	176	1.53	1.41	0.01	61
R4	16.72	0.04	2.44	2.48	(0.06)	(0.33)	(0.39)	18.81	15.18	14	1.23	1.11	0.23	61
R5	16.60	0.07	2.48	2.55	(0.11)	(0.33)	(0.44)	18.71	15.77	159	0.93	0.81	0.40	61
R6	16.53	0.14	2.42	2.56	(0.13)	(0.33)	(0.46)	18.63	15.92	8,716	0.82	0.69	0.85	61
Y	16.98	0.12	2.51	2.63	(0.12)	(0.33)	(0.45)	19.16	15.86	6,372	0.92	0.79	0.73	61
F	17.19	0.14	2.53	2.67	(0.13)	(0.33)	(0.46)	19.40	15.95	47,305	0.81	0.69	0.81	61
For the Year Ended October 31, 2024
A	$13.25	$0.05	$3.74	$3.79	$(0.06)	$—	$(0.06)	$16.98	28.62%	$40,746	1.17%	1.17%	0.29%	108%
C	12.91	(0.07)	3.64	3.57	—	—	—	16.48	27.65	2,565	1.96	1.94	(0.47)	108
I	13.05	0.09	3.68	3.77	(0.10)	—	(0.10)	16.72	28.99	22,260	0.91	0.89	0.56	108
R3	13.04	0.01	3.67	3.68	(0.02)	—	(0.02)	16.70	28.25	510	1.51	1.41	0.07	108
R4	13.04	0.08	3.67	3.75	(0.07)	—	(0.07)	16.72	28.88	12	1.21	0.96	0.49	108
R5	12.96	0.09	3.66	3.75	(0.11)	—	(0.11)	16.60	29.06	3,591	0.89	0.81	0.61	108
R6	12.91	0.12	3.63	3.75	(0.13)	—	(0.13)	16.53	29.18	5,021	0.80	0.69	0.79	108
Y	13.26	0.11	3.73	3.84	(0.12)	—	(0.12)	16.98	29.03	8,149	0.90	0.79	0.68	108
F	13.42	0.13	3.77	3.90	(0.13)	—	(0.13)	17.19	29.19	50,453	0.79	0.69	0.78	108
For the Year Ended October 31, 2023
A	$13.37	$0.08	$(0.10)	$(0.02)	$(0.10)	$—	$(0.10)	$13.25	(0.16)%	$32,656	1.20%	1.19%	0.54%	75%
C	13.03	(0.03)	(0.09)	(0.12)	—	—	—	12.91	(0.92)	2,462	1.98	1.94	(0.20)	75
I	13.16	0.12	(0.08)	0.04	(0.15)	—	(0.15)	13.05	0.23	21,256	0.93	0.89	0.85	75
R3	13.15	0.03	(0.07)	(0.04)	(0.07)	—	(0.07)	13.04	(0.31)	159	1.53	1.41	0.18	75
R4	13.16	0.08	(0.09)	(0.01)	(0.11)	—	(0.11)	13.04	(0.08)	9	1.23	1.10	0.57	75
R5	13.07	0.16	(0.11)	0.05	(0.16)	—	(0.16)	12.96	0.31	5,115	0.92	0.81	1.08	75
R6	13.03	0.10	(0.05)	0.05	(0.17)	—	(0.17)	12.91	0.36	3,454	0.81	0.69	0.71	75
Y	13.37	0.15	(0.10)	0.05	(0.16)	—	(0.16)	13.26	0.33	7,643	0.92	0.79	0.99	75
F	13.53	0.16	(0.10)	0.06	(0.17)	—	(0.17)	13.42	0.42	45,790	0.81	0.69	1.05	75
The accompanying notes are an integral part of these financial statements.

52

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Climate Opportunities Fund – (continued)
For the Year Ended October 31, 2022
A	$18.26	$0.08	$(4.08)	$(4.00)	$(0.03)	$(0.86)	$(0.89)	$13.37	(23.01)%	$30,372	1.21%	1.19%	0.49%	71%
C	17.92	(0.04)	(3.99)	(4.03)	—	(0.86)	(0.86)	13.03	(23.59)	2,010	2.00	1.94	(0.28)	71
I	18.00	0.12	(4.02)	(3.90)	(0.08)	(0.86)	(0.94)	13.16	(22.83)	21,338	0.94	0.89	0.80	71
R3	17.97	0.05	(4.01)	(3.96)	—	(0.86)	(0.86)	13.15	(23.11)	53	1.53	1.17	0.35	71
R4	17.96	0.10	(4.00)	(3.90)	(0.04)	(0.86)	(0.90)	13.16	(22.82)	26	1.23	0.97	0.63	71
R5	17.88	0.12	(3.98)	(3.86)	(0.09)	(0.86)	(0.95)	13.07	(22.75)	96	0.93	0.81	0.83	71
R6	17.82	0.11	(3.93)	(3.82)	(0.11)	(0.86)	(0.97)	13.03	(22.62)	348	0.82	0.69	0.76	71
Y	18.27	0.13	(4.07)	(3.94)	(0.10)	(0.86)	(0.96)	13.37	(22.74)	7,461	0.92	0.79	0.88	71
F	18.48	0.15	(4.13)	(3.98)	(0.11)	(0.86)	(0.97)	13.53	(22.68)	44,213	0.81	0.69	0.99	71
For the Year Ended October 31, 2021
A	$13.13	$0.06	$5.24	$5.30	$(0.02)	$(0.15)	$(0.17)	$18.26	40.65%	$36,849	1.23%	1.17%	0.36%	36%
C	12.97	(0.07)	5.17	5.10	—	(0.15)	(0.15)	17.92	39.54	2,146	2.06	1.93	(0.42)	36
I	12.95	0.11	5.16	5.27	(0.07)	(0.15)	(0.22)	18.00	41.03	20,001	0.96	0.88	0.67	36
R3	12.90	0.07	5.15	5.22	—	(0.15)	(0.15)	17.97	40.70	245	1.56	1.08	0.44	36
R4	12.91	0.09	5.15	5.24	(0.04)	(0.15)	(0.19)	17.96	40.84	337	1.26	0.99	0.54	36
R5	12.87	0.12	5.12	5.24	(0.08)	(0.15)	(0.23)	17.88	41.09	195	0.96	0.81	0.71	36
R6	12.83	0.15	5.09	5.24	(0.10)	(0.15)	(0.25)	17.82	41.24	305	0.84	0.69	0.90	36
Y	13.15	0.13	5.23	5.36	(0.09)	(0.15)	(0.24)	18.27	41.08	10,014	0.95	0.79	0.78	36
F	13.29	0.14	5.30	5.44	(0.10)	(0.15)	(0.25)	18.48	41.32	83,559	0.84	0.69	0.83	36
Hartford Emerging Markets Equity Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$12.76	$0.05	$2.30	$2.35	$(0.33)	$(0.28)	$(0.61)	$14.50	19.43%(6)	$28,569	1.45%(7)	1.45%(7)	0.78%(7)	41%
C	12.50	0.00 (5)	2.27	2.27	(0.24)	(0.28)	(0.52)	14.25	19.01 (6)	1,410	2.16 (7)	2.16 (7)	0.06 (7)	41
I	12.76	0.08	2.30	2.38	(0.37)	(0.28)	(0.65)	14.49	19.70 (6)	198,290	1.11 (7)	1.11 (7)	1.19 (7)	41
R3	12.70	0.03	2.29	2.32	(0.30)	(0.28)	(0.58)	14.44	19.23 (6)	795	1.71 (7)	1.70 (7)	0.53 (7)	41
R4	13.03	0.06	2.34	2.40	(0.33)	(0.28)	(0.61)	14.82	19.42 (6)	422	1.40 (7)	1.40 (7)	0.87 (7)	41
R5	12.64	0.13	2.22	2.35	(0.37)	(0.28)	(0.65)	14.34	19.67 (6)	1,389	1.04 (7)	1.04 (7)	1.90 (7)	41
R6	12.76	0.08	2.29	2.37	(0.39)	(0.28)	(0.67)	14.46	19.68 (6)	16,559	1.01 (7)	0.98 (7)	1.29 (7)	41
Y	12.72	0.07	2.29	2.36	(0.38)	(0.28)	(0.66)	14.42	19.60 (6)	77,600	1.11 (7)	1.10 (7)	1.14 (7)	41
F	12.67	0.08	2.27	2.35	(0.39)	(0.28)	(0.67)	14.35	19.66 (6)	280,533	1.01 (7)	0.98 (7)	1.25 (7)	41
For the Year Ended October 31, 2025
A	$10.39	$0.19	$2.44	$2.63	$(0.26)	$—	$(0.26)	$12.76	26.04%	$24,818	1.50%	1.45%	1.74%	109%
C	10.18	0.11	2.40	2.51	(0.19)	—	(0.19)	12.50	25.10	731	2.27	2.20	0.99	109
I	10.40	0.22	2.43	2.65	(0.29)	—	(0.29)	12.76	26.29	117,782	1.15	1.15	2.02	109
R3	10.34	0.15	2.45	2.60	(0.24)	—	(0.24)	12.70	25.74	807	1.73	1.70	1.33	109
R4	10.60	0.19	2.50	2.69	(0.26)	—	(0.26)	13.03	26.09	302	1.43	1.43	1.68	109
R5	10.29	0.16	2.48	2.64	(0.29)	—	(0.29)	12.64	26.49	157	1.08	1.08	1.43	109
R6	10.39	0.22	2.46	2.68	(0.31)	—	(0.31)	12.76	26.65	10,633	1.02	0.98	1.97	109
Y	10.36	0.22	2.44	2.66	(0.30)	—	(0.30)	12.72	26.47	66,714	1.13	1.10	2.08	109
F	10.32	0.24	2.42	2.66	(0.31)	—	(0.31)	12.67	26.63	265,904	1.02	0.98	2.23	109
The accompanying notes are an integral part of these financial statements.

53

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Emerging Markets Equity Fund – (continued)
For the Year Ended October 31, 2024
A	$8.34	$0.17	$2.20	$2.37	$(0.32)	$—	$(0.32)	$10.39	29.08%	$21,305	1.54%	1.45%	1.74%	113%
C	8.18	0.09	2.16	2.25	(0.25)	—	(0.25)	10.18	28.03	893	2.31	2.20	1.00	113
I	8.34	0.19	2.21	2.40	(0.34)	—	(0.34)	10.40	29.53	56,377	1.18	1.16	1.98	113
R3	8.30	0.14	2.20	2.34	(0.30)	—	(0.30)	10.34	28.76	248	1.78	1.70	1.48	113
R4	8.51	0.16	2.25	2.41	(0.32)	—	(0.32)	10.60	28.97	190	1.48	1.45	1.63	113
R5	8.27	0.19	2.18	2.37	(0.35)	—	(0.35)	10.29	29.36	33	1.18	1.15	2.03	113
R6	8.34	0.21	2.20	2.41	(0.36)	—	(0.36)	10.39	29.70	998	1.06	0.98	2.17	113
Y	8.32	0.15	2.24	2.39	(0.35)	—	(0.35)	10.36	29.49	54,036	1.17	1.10	1.67	113
F	8.29	0.22	2.17	2.39	(0.36)	—	(0.36)	10.32	29.63	224,879	1.06	0.98	2.25	113
For the Year Ended October 31, 2023
A	$7.40	$0.24	$0.98	$1.22	$(0.28)	$—	$(0.28)	$8.34	16.62%	$18,270	1.50%	1.45%	2.86%	93%
C	7.26	0.16	0.97	1.13	(0.21)	—	(0.21)	8.18	15.75	1,111	2.29	2.20	1.91	93
I	7.40	0.24	1.00	1.24	(0.30)	—	(0.30)	8.34	16.92	42,863	1.15	1.15	2.79	93
R3	7.37	0.20	0.99	1.19	(0.26)	—	(0.26)	8.30	16.24	240	1.76	1.70	2.40	93
R4	7.54	0.23	1.02	1.25	(0.28)	—	(0.28)	8.51	16.71	101	1.46	1.45	2.68	93
R5	7.34	0.24	0.99	1.23	(0.30)	—	(0.30)	8.27	16.99	25	1.16	1.15	2.84	93
R6	7.40	0.27	0.99	1.26	(0.32)	—	(0.32)	8.34	17.19	407	1.04	0.98	3.13	93
Y	7.38	0.26	0.99	1.25	(0.31)	—	(0.31)	8.32	17.09	220,615	1.15	1.10	3.02	93
F	7.35	0.26	1.00	1.26	(0.32)	—	(0.32)	8.29	17.31	111,465	1.04	0.98	3.07	93
For the Year Ended October 31, 2022
A	$10.88	$0.29	$(3.57)	$(3.28)	$(0.20)	$—	$(0.20)	$7.40	(30.68)%	$25,711	1.49%	1.45%	3.05%	79%
C	10.66	0.21	(3.49)	(3.28)	(0.12)	—	(0.12)	7.26	(31.09)	1,130	2.29	2.20	2.27	79
I	10.87	0.32	(3.56)	(3.24)	(0.23)	—	(0.23)	7.40	(30.43)	29,368	1.16	1.16	3.45	79
R3	10.83	0.26	(3.54)	(3.28)	(0.18)	—	(0.18)	7.37	(30.81)	249	1.76	1.70	2.78	79
R4	11.09	0.26	(3.61)	(3.35)	(0.20)	—	(0.20)	7.54	(30.73)	87	1.46	1.45	2.64	79
R5	10.78	0.31	(3.52)	(3.21)	(0.23)	—	(0.23)	7.34	(30.37)	36	1.16	1.15	3.35	79
R6	10.88	0.31	(3.54)	(3.23)	(0.25)	—	(0.25)	7.40	(30.34)	337	1.05	0.98	3.49	79
Y	10.85	0.32	(3.55)	(3.23)	(0.24)	—	(0.24)	7.38	(30.42)	202,092	1.15	1.10	3.43	79
F	10.81	0.33	(3.54)	(3.21)	(0.25)	—	(0.25)	7.35	(30.35)	88,202	1.04	0.98	3.60	79
For the Year Ended October 31, 2021
A	$9.06	$0.17	$1.74	$1.91	$(0.09)	$—	$(0.09)	$10.88	21.18%	$40,629	1.44%	1.44%	1.60%	95%
C	8.88	0.09	1.71	1.80	(0.02)	—	(0.02)	10.66	20.23	2,029	2.27	2.20	0.86	95
I	9.04	0.22	1.73	1.95	(0.12)	—	(0.12)	10.87	21.64	38,104	1.12	1.12	1.99	95
R3	9.01	0.16	1.73	1.89	(0.07)	—	(0.07)	10.83	20.99	400	1.74	1.70	1.47	95
R4	9.23	0.18	1.77	1.95	(0.09)	—	(0.09)	11.09	21.22	367	1.44	1.43	1.60	95
R5	9.00	0.08	1.82	1.90	(0.12)	—	(0.12)	10.78	21.24	52	1.14	1.13	0.80	95
R6	9.05	0.10	1.87	1.97	(0.14)	—	(0.14)	10.88	21.88	113	1.02	0.98	0.95	95
Y	9.03	0.21	1.74	1.95	(0.13)	—	(0.13)	10.85	21.67	302,968	1.13	1.10	1.97	95
F	9.00	0.23	1.72	1.95	(0.14)	—	(0.14)	10.81	21.78	115,177	1.02	0.98	2.15	95
The accompanying notes are an integral part of these financial statements.

54

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Global Impact Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$17.02	$0.00 (5)	$0.88	$0.88	$(0.04)	$—	$(0.04)	$17.86	5.18%(6)	$64,211	1.17%(7)	1.16%(7)	0.02%(7)	30%
C	16.37	(0.06)	0.84	0.78	—	—	—	17.15	4.76 (6)	766	1.97 (7)	1.94 (7)	(0.76)(7)	30
I	16.99	0.03	0.88	0.91	(0.09)	—	(0.09)	17.81	5.39 (6)	46,241	0.88 (7)	0.88 (7)	0.30 (7)	30
R3	16.69	(0.02)	0.87	0.85	(0.00)(5)	—	(0.00)(5)	17.54	5.11 (6)	6,243	1.44 (7)	1.41 (7)	(0.24)(7)	30
R4	16.98	0.00 (5)	0.88	0.88	(0.05)	—	(0.05)	17.81	5.22 (6)	976	1.14 (7)	1.11 (7)	0.06 (7)	30
R5	16.84	0.03	0.87	0.90	(0.10)	—	(0.10)	17.64	5.40 (6)	898	0.84 (7)	0.81 (7)	0.37 (7)	30
R6	16.86	0.04	0.86	0.90	(0.12)	—	(0.12)	17.64	5.40 (6)	43,925	0.72 (7)	0.69 (7)	0.49 (7)	30
Y	16.89	0.03	0.87	0.90	(0.11)	—	(0.11)	17.68	5.35 (6)	19,061	0.83 (7)	0.79 (7)	0.39 (7)	30
F	16.98	0.04	0.88	0.92	(0.12)	—	(0.12)	17.78	5.48 (6)	155,183	0.72 (7)	0.69 (7)	0.49 (7)	30
For the Year Ended October 31, 2025
A	$15.73	$0.04	$1.35	$1.39	$(0.10)	$—	$(0.10)	$17.02	8.92%	$60,904	1.19%	1.19%	0.25%	44%
C	15.14	(0.07)	1.30	1.23	—	—	—	16.37	8.12	841	1.98	1.94	(0.47)	44
I	15.71	0.09	1.34	1.43	(0.15)	—	(0.15)	16.99	9.20	50,606	0.88	0.88	0.57	44
R3	15.43	0.01	1.32	1.33	(0.07)	—	(0.07)	16.69	8.65	6,241	1.45	1.41	0.03	44
R4	15.70	0.05	1.35	1.40	(0.12)	—	(0.12)	16.98	8.96	1,124	1.15	1.11	0.33	44
R5	15.57	0.10	1.33	1.43	(0.16)	—	(0.16)	16.84	9.31	943	0.85	0.81	0.63	44
R6	15.59	0.12	1.33	1.45	(0.18)	—	(0.18)	16.86	9.43	42,141	0.74	0.69	0.72	44
Y	15.61	0.11	1.34	1.45	(0.17)	—	(0.17)	16.89	9.37	19,856	0.84	0.79	0.65	44
F	15.70	0.12	1.34	1.46	(0.18)	—	(0.18)	16.98	9.43	139,816	0.74	0.69	0.74	44
For the Year Ended October 31, 2024
A	$12.04	$0.06	$3.73	$3.79	$(0.10)	$—	$(0.10)	$15.73	31.52%	$54,133	1.21%	1.19%	0.38%	36%
C	11.60	(0.05)	3.59	3.54	—	—	—	15.14	30.52	1,333	1.99	1.94	(0.36)	36
I	12.03	0.10	3.72	3.82	(0.14)	—	(0.14)	15.71	31.86	52,513	0.87	0.87	0.69	36
R3	11.82	0.02	3.65	3.67	(0.06)	—	(0.06)	15.43	31.14	6,432	1.46	1.41	0.15	36
R4	12.02	0.07	3.72	3.79	(0.11)	—	(0.11)	15.70	31.60	1,087	1.16	1.11	0.46	36
R5	11.93	0.11	3.68	3.79	(0.15)	—	(0.15)	15.57	31.90	716	0.86	0.81	0.75	36
R6	11.94	0.13	3.69	3.82	(0.17)	—	(0.17)	15.59	32.11	24,804	0.75	0.69	0.88	36
Y	11.96	0.11	3.69	3.80	(0.15)	—	(0.15)	15.61	31.93	5,744	0.85	0.79	0.77	36
F	12.02	0.12	3.73	3.85	(0.17)	—	(0.17)	15.70	32.15	94,875	0.75	0.69	0.85	36
For the Year Ended October 31, 2023
A	$12.71	$0.07	$(0.68)	$(0.61)	$(0.06)	$—	$(0.06)	$12.04	(4.82)%	$45,013	1.24%	1.19%	0.55%	34%
C	12.28	(0.03)	(0.65)	(0.68)	—	—	—	11.60	(5.54)	1,349	2.01	1.94	(0.20)	34
I	12.69	0.11	(0.67)	(0.56)	(0.10)	—	(0.10)	12.03	(4.46)	42,685	0.88	0.88	0.86	34
R3	12.47	0.04	(0.66)	(0.62)	(0.03)	—	(0.03)	11.82	(4.97)	5,175	1.48	1.41	0.32	34
R4	12.69	0.08	(0.68)	(0.60)	(0.07)	—	(0.07)	12.02	(4.75)	955	1.18	1.11	0.63	34
R5	12.59	0.13	(0.68)	(0.55)	(0.11)	—	(0.11)	11.93	(4.41)	612	0.88	0.81	0.98	34
R6	12.60	0.13	(0.67)	(0.54)	(0.12)	—	(0.12)	11.94	(4.29)	20,556	0.77	0.69	1.03	34
Y	12.62	0.13	(0.68)	(0.55)	(0.11)	—	(0.11)	11.96	(4.38)	4,526	0.87	0.79	0.98	34
F	12.69	0.14	(0.69)	(0.55)	(0.12)	—	(0.12)	12.02	(4.34)	57,478	0.77	0.69	1.05	34
The accompanying notes are an integral part of these financial statements.

55

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Global Impact Fund – (continued)
For the Year Ended October 31, 2022
A	$17.43	$0.10	$(4.40)	$(4.30)	$(0.02)	$(0.40)	$(0.42)	$12.71	(25.20)%	$46,528	1.26%	1.19%	0.67%	31%
C	16.95	(0.01)	(4.26)	(4.27)	—	(0.40)	(0.40)	12.28	(25.72)	1,576	2.03	1.94	(0.08)	31
I	17.40	0.14	(4.38)	(4.24)	(0.07)	(0.40)	(0.47)	12.69	(24.96)	47,949	0.89	0.89	0.99	31
R3	17.12	0.06	(4.31)	(4.25)	—	(0.40)	(0.40)	12.47	(25.34)	5,372	1.50	1.41	0.46	31
R4	17.39	0.09	(4.36)	(4.27)	(0.03)	(0.40)	(0.43)	12.69	(25.08)	1,085	1.17	1.11	0.71	31
R5	17.26	0.14	(4.33)	(4.19)	(0.08)	(0.40)	(0.48)	12.59	(24.87)	410	0.90	0.81	1.04	31
R6	17.28	0.15	(4.33)	(4.18)	(0.10)	(0.40)	(0.50)	12.60	(24.81)	9,243	0.78	0.69	1.13	31
Y	17.30	0.16	(4.35)	(4.19)	(0.09)	(0.40)	(0.49)	12.62	(24.85)	8,698	0.89	0.79	1.17	31
F	17.40	0.15	(4.36)	(4.21)	(0.10)	(0.40)	(0.50)	12.69	(24.81)	38,168	0.78	0.69	1.18	31
For the Year Ended October 31, 2021
A	$12.90	$0.02	$4.57	$4.59	$(0.06)	$—	$(0.06)	$17.43	35.64%	$58,065	1.32%	1.18%	0.12%	37%
C	12.60	(0.10)	4.45	4.35	—	—	—	16.95	34.52	2,715	2.09	1.93	(0.66)	37
I	12.88	0.07	4.56	4.63	(0.11)	—	(0.11)	17.40	36.03	43,723	0.94	0.87	0.44	37
R3	12.68	(0.02)	4.49	4.47	(0.03)	—	(0.03)	17.12	35.24	7,359	1.54	1.40	(0.11)	37
R4	12.88	0.03	4.55	4.58	(0.07)	—	(0.07)	17.39	35.65	995	1.24	1.10	0.21	37
R5	12.78	0.08	4.52	4.60	(0.12)	—	(0.12)	17.26	36.10	450	0.96	0.80	0.50	37
R6	12.79	0.11	4.52	4.63	(0.14)	—	(0.14)	17.28	36.32	9,164	0.84	0.69	0.65	37
Y	12.81	0.06	4.55	4.61	(0.12)	—	(0.12)	17.30	36.13	5,336	0.90	0.79	0.40	37
F	12.88	0.10	4.56	4.66	(0.14)	—	(0.14)	17.40	36.30	12,792	0.84	0.69	0.62	37
Hartford International Equity Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$15.33	$0.11 (8)	$1.37	$1.48	$(0.33)	$(0.71)	$(1.04)	$15.77	10.27%(6)	$568,631	0.96%(7)	0.95%(7)	1.42%(7)(8)	26%
C	15.24	0.04 (8)	1.37	1.41	(0.20)	(0.71)	(0.91)	15.74	9.76 (6)	3,429	1.80 (7)	1.79 (7)	0.53 (7)(8)	26
I	15.56	0.13 (8)	1.40	1.53	(0.38)	(0.71)	(1.09)	16.00	10.44 (6)	66,983	0.65 (7)	0.65 (7)	1.73 (7)(8)	26
R3	15.26	0.08 (8)	1.38	1.46	(0.29)	(0.71)	(1.00)	15.72	10.15 (6)	7,063	1.27 (7)	1.24 (7)	1.07 (7)(8)	26
R4	15.42	0.11 (8)	1.38	1.49	(0.33)	(0.71)	(1.04)	15.87	10.25 (6)	2,557	0.97 (7)	0.97 (7)	1.40 (7)(8)	26
R5	13.36	0.11 (8)	1.18	1.29	(0.38)	(0.71)	(1.09)	13.56	10.36 (6)	612	0.66 (7)	0.66 (7)	1.73 (7)(8)	26
R6	15.65	0.14 (8)	1.40	1.54	(0.39)	(0.71)	(1.10)	16.09	10.47 (6)	8,302	0.55 (7)	0.55 (7)	1.83 (7)(8)	26
Y	15.58	0.13 (8)	1.40	1.53	(0.37)	(0.71)	(1.08)	16.03	10.44 (6)	3,821	0.65 (7)	0.65 (7)	1.74 (7)(8)	26
F	15.65	0.14 (8)	1.40	1.54	(0.39)	(0.71)	(1.10)	16.09	10.47 (6)	72,722	0.55 (7)	0.55 (7)	1.84 (7)(8)	26
For the Year Ended October 31, 2025
A	$12.43	$0.22	$2.92	$3.14	$(0.24)	$—	$(0.24)	$15.33	25.78%	$544,371	0.98%	0.97%	1.62%	27%
C	12.32	0.10	2.92	3.02	(0.10)	—	(0.10)	15.24	24.74	3,777	1.80	1.79	0.76	27
I	12.61	0.26	2.97	3.23	(0.28)	—	(0.28)	15.56	26.24	64,414	0.65	0.65	1.94	27
R3	12.33	0.17	2.92	3.09	(0.16)	—	(0.16)	15.26	25.43	7,498	1.27	1.24	1.29	27
R4	12.49	0.22	2.94	3.16	(0.23)	—	(0.23)	15.42	25.82	2,511	0.97	0.97	1.63	27
R5	10.87	0.22	2.55	2.77	(0.28)	—	(0.28)	13.36	26.18	550	0.67	0.67	1.93	27
R6	12.69	0.28	2.97	3.25	(0.29)	—	(0.29)	15.65	26.28	7,430	0.55	0.55	2.06	27
Y	12.62	0.27	2.96	3.23	(0.27)	—	(0.27)	15.58	26.24	3,471	0.66	0.66	2.02	27
F	12.69	0.28	2.97	3.25	(0.29)	—	(0.29)	15.65	26.28	66,667	0.55	0.55	2.04	27
The accompanying notes are an integral part of these financial statements.

56

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford International Equity Fund – (continued)
For the Year Ended October 31, 2024
A	$10.38	$0.21	$2.08	$2.29	$(0.24)	$—	$(0.24)	$12.43	22.20%	$484,359	0.97%	0.96%	1.72%	45%
C	10.26	0.10	2.07	2.17	(0.11)	—	(0.11)	12.32	21.20	4,364	1.79	1.78	0.88	45
I	10.54	0.25	2.09	2.34	(0.27)	—	(0.27)	12.61	22.55	46,100	0.64	0.64	2.04	45
R3	10.30	0.17	2.06	2.23	(0.20)	—	(0.20)	12.33	21.84	11,348	1.26	1.25	1.43	45
R4	10.42	0.21	2.08	2.29	(0.22)	—	(0.22)	12.49	22.19	2,314	0.96	0.96	1.71	45
R5	9.11	0.22	1.81	2.03	(0.27)	—	(0.27)	10.87	22.55	493	0.66	0.66	2.06	45
R6	10.59	0.26	2.12	2.38	(0.28)	—	(0.28)	12.69	22.74	7,953	0.55	0.55	2.17	45
Y	10.54	0.23	2.12	2.35	(0.27)	—	(0.27)	12.62	22.52	5,523	0.65	0.65	1.91	45
F	10.60	0.26	2.12	2.38	(0.29)	—	(0.29)	12.69	22.63	57,342	0.54	0.54	2.14	45
For the Year Ended October 31, 2023
A	$9.41	$0.22	$1.03	$1.25	$(0.28)	$—	$(0.28)	$10.38	13.33%	$450,134	0.97%	0.96%	1.98%	23%
C	9.27	0.12	1.03	1.15	(0.16)	—	(0.16)	10.26	12.46	5,872	1.79	1.79	1.13	23
I	9.54	0.26	1.06	1.32	(0.32)	—	(0.32)	10.54	13.87	41,355	0.63	0.63	2.31	23
R3	9.33	0.18	1.04	1.22	(0.25)	—	(0.25)	10.30	13.11	9,976	1.26	1.25	1.69	23
R4	9.44	0.22	1.04	1.26	(0.28)	—	(0.28)	10.42	13.37	2,753	0.96	0.96	1.98	23
R5	8.29	0.19	0.94	1.13	(0.31)	—	(0.31)	9.11	13.72	406	0.66	0.66	1.98	23
R6	9.60	0.26	1.06	1.32	(0.33)	—	(0.33)	10.59	13.91	9,708	0.54	0.54	2.31	23
Y	9.55	0.26	1.05	1.31	(0.32)	—	(0.32)	10.54	13.74	11,242	0.60	0.60	2.32	23
F	9.60	0.27	1.06	1.33	(0.33)	—	(0.33)	10.60	13.91	50,725	0.54	0.54	2.40	23
For the Year Ended October 31, 2022
A	$12.86	$0.23	$(3.27)	$(3.04)	$(0.25)	$(0.16)	$(0.41)	$9.41	(24.35)%	$440,382	0.96%	0.95%	2.10%	27%
C	12.65	0.14	(3.24)	(3.10)	(0.12)	(0.16)	(0.28)	9.27	(25.03)	8,985	1.76	1.76	1.27	27
I	13.04	0.26	(3.31)	(3.05)	(0.29)	(0.16)	(0.45)	9.54	(24.15)	41,757	0.63	0.63	2.42	27
R3	12.76	0.20	(3.25)	(3.05)	(0.22)	(0.16)	(0.38)	9.33	(24.61)	9,537	1.25	1.23	1.81	27
R4	12.89	0.22	(3.28)	(3.06)	(0.23)	(0.16)	(0.39)	9.44	(24.41)	3,076	0.95	0.95	2.08	27
R5	11.32	0.26	(2.91)	(2.65)	(0.22)	(0.16)	(0.38)	8.29	(24.14)	1,089	0.65	0.65	2.63	27
R6	13.11	0.29	(3.33)	(3.04)	(0.31)	(0.16)	(0.47)	9.60	(24.02)	14,329	0.53	0.53	2.55	27
Y	13.05	0.28	(3.33)	(3.05)	(0.29)	(0.16)	(0.45)	9.55	(24.15)	11,459	0.64	0.64	2.52	27
F	13.12	0.28	(3.33)	(3.05)	(0.31)	(0.16)	(0.47)	9.60	(24.08)	48,605	0.53	0.53	2.45	27
For the Year Ended October 31, 2021
A	$10.24	$0.16	$2.59	$2.75	$(0.13)	$—	$(0.13)	$12.86	26.93%	$644,435	0.94%	0.94%	1.25%	39%
C	10.05	0.04	2.58	2.62	(0.02)	—	(0.02)	12.65	26.06	17,733	1.72	1.72	0.34	39
I	10.38	0.20	2.63	2.83	(0.17)	—	(0.17)	13.04	27.35	67,019	0.61	0.61	1.58	39
R3	10.16	0.12	2.58	2.70	(0.10)	—	(0.10)	12.76	26.61	14,001	1.24	1.23	0.96	39
R4	10.26	0.15	2.61	2.76	(0.13)	—	(0.13)	12.89	27.00	5,097	0.94	0.94	1.21	39
R5	9.03	0.17	2.29	2.46	(0.17)	—	(0.17)	11.32	27.35	11,309	0.63	0.63	1.57	39
R6	10.43	0.22	2.64	2.86	(0.18)	—	(0.18)	13.11	27.52	48,911	0.53	0.53	1.67	39
Y	10.38	0.20	2.63	2.83	(0.16)	—	(0.16)	13.05	27.34	12,935	0.63	0.63	1.56	39
F	10.44	0.21	2.65	2.86	(0.18)	—	(0.18)	13.12	27.50	85,058	0.52	0.52	1.67	39
The accompanying notes are an integral part of these financial statements.

57

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Growth Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$21.85	$(0.04)	$0.60	$0.56	$(0.14)	$(0.07)	$(0.21)	$22.20	2.62%(6)	$114,709	1.30%(7)	1.29%(7)	(0.37)%(7)	16%
C	19.32	(0.11)	0.54	0.43	—	(0.07)	(0.07)	19.68	2.25 (6)	934	2.12 (7)	2.05 (7)	(1.15)(7)	16
I	21.69	0.02	0.58	0.60	(0.21)	(0.07)	(0.28)	22.01	2.83 (6)	154,277	0.95 (7)	0.95 (7)	0.21 (7)	16
R3	22.02	(0.08)	0.62	0.54	(0.08)	(0.07)	(0.15)	22.41	2.51 (6)	738	1.58 (7)	1.57 (7)	(0.61)(7)	16
R4	22.58	(0.04)	0.64	0.60	(0.15)	(0.07)	(0.22)	22.96	2.70 (6)	488	1.29 (7)	1.21 (7)	(0.39)(7)	16
R5	22.83	(0.01)	0.64	0.63	(0.21)	(0.07)	(0.28)	23.18	2.80 (6)	397	0.99 (7)	0.99 (7)	(0.06)(7)	16
R6	22.94	(0.00)(5)	0.65	0.65	(0.24)	(0.07)	(0.31)	23.28	2.89 (6)	2,935	0.87 (7)	0.85 (7)	0.02 (7)	16
Y	22.87	(0.01)	0.64	0.63	(0.22)	(0.07)	(0.29)	23.21	2.80 (6)	2,891	0.98 (7)	0.95 (7)	(0.09)(7)	16
F	21.73	0.01	0.60	0.61	(0.24)	(0.07)	(0.31)	22.03	2.87 (6)	178,290	0.87 (7)	0.85 (7)	0.08 (7)	16
For the Year Ended October 31, 2025
A	$16.96	$0.01	$4.89	$4.90	$(0.01)	$—	$(0.01)	$21.85	28.90%	$118,567	1.34%	1.30%	0.06%	36%
C	15.10	(0.12)	4.34	4.22	—	—	—	19.32	27.95	1,120	2.14	2.05	(0.71)	36
I	16.84	0.08	4.83	4.91	(0.06)	—	(0.06)	21.69	29.29	66,086	1.01	0.98	0.40	36
R3	17.13	(0.04)	4.93	4.89	—	—	—	22.02	28.55	680	1.61	1.57	(0.23)	36
R4	17.52	0.01	5.06	5.07	(0.01)	—	(0.01)	22.58	28.98	988	1.31	1.27	0.04	36
R5	17.72	0.05	5.12	5.17	(0.06)	—	(0.06)	22.83	29.27	423	1.01	1.00	0.27	36
R6	17.80	0.11	5.12	5.23	(0.09)	—	(0.09)	22.94	29.50	2,969	0.90	0.85	0.54	36
Y	17.75	0.10	5.09	5.19	(0.07)	—	(0.07)	22.87	29.34	4,013	0.99	0.95	0.48	36
F	16.87	0.10	4.85	4.95	(0.09)	—	(0.09)	21.73	29.46	184,660	0.90	0.85	0.51	36
For the Year Ended October 31, 2024
A	$13.75	$0.01	$3.27	$3.28	$(0.07)	$—	$(0.07)	$16.96	23.90%	$104,145	1.33%	1.30%	0.08%	31%
C	12.28	(0.11)	2.93	2.82	—	—	—	15.10	22.96	1,140	2.14	2.05	(0.72)	31
I	13.65	0.06	3.25	3.31	(0.12)	—	(0.12)	16.84	24.32	26,600	1.00	0.98	0.39	31
R3	13.89	(0.04)	3.31	3.27	(0.03)	—	(0.03)	17.13	23.54	536	1.61	1.57	(0.23)	31
R4	14.21	0.02	3.37	3.39	(0.08)	—	(0.08)	17.52	23.86	954	1.31	1.27	0.11	31
R5	14.35	0.07	3.42	3.49	(0.12)	—	(0.12)	17.72	24.37	612	0.90	0.90	0.40	31
R6	14.43	0.09	3.42	3.51	(0.14)	—	(0.14)	17.80	24.41	2,160	0.89	0.85	0.51	31
Y	14.38	0.08	3.42	3.50	(0.13)	—	(0.13)	17.75	24.38	1,882	0.99	0.95	0.49	31
F	13.68	0.09	3.24	3.33	(0.14)	—	(0.14)	16.87	24.43	165,323	0.89	0.85	0.52	31
For the Year Ended October 31, 2023
A	$12.10	$0.10	$1.65	$1.75	$(0.10)	$—	$(0.10)	$13.75	14.51%	$96,572	1.34%	1.30%	0.66%	20%
C	10.81	(0.01)	1.48	1.47	(0.00)(5)	—	—	12.28	13.60	1,487	2.14	2.05	(0.07)	20
I	12.02	0.09	1.69	1.78	(0.15)	—	(0.15)	13.65	14.81	25,791	0.99	0.98	0.65	20
R3	12.23	0.06	1.67	1.73	(0.07)	—	(0.07)	13.89	14.12	473	1.61	1.57	0.38	20
R4	12.50	0.11	1.71	1.82	(0.11)	—	(0.11)	14.21	14.56	1,541	1.31	1.27	0.69	20
R5	12.62	0.20	1.67	1.87	(0.14)	—	(0.14)	14.35	14.88	1,041	0.96	0.96	1.27	20
R6	12.69	0.19	1.71	1.90	(0.16)	—	(0.16)	14.43	14.95	1,989	0.89	0.85	1.21	20
Y	12.66	0.12	1.75	1.87	(0.15)	—	(0.15)	14.38	14.81	1,706	1.00	0.95	0.80	20
F	12.04	0.16	1.64	1.80	(0.16)	—	(0.16)	13.68	15.02	147,457	0.89	0.85	1.09	20
The accompanying notes are an integral part of these financial statements.

58

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Growth Fund – (continued)
For the Year Ended October 31, 2022
A	$19.44	$0.05	$(7.30)	$(7.25)	$(0.03)	$(0.06)	$(0.09)	$12.10	(37.43)%	$92,017	1.30%	1.30%	0.41%	30%
C	17.47	(0.06)	(6.54)	(6.60)	—	(0.06)	(0.06)	10.81	(37.89)	2,070	2.10	2.05	(0.42)	30
I	19.31	0.09	(7.23)	(7.14)	(0.09)	(0.06)	(0.15)	12.02	(37.24)	105,860	0.97	0.96	0.57	30
R3	19.66	0.02	(7.39)	(7.37)	—	(0.06)	(0.06)	12.23	(37.59)	444	1.57	1.56	0.13	30
R4	20.08	0.06	(7.54)	(7.48)	(0.04)	(0.06)	(0.10)	12.50	(37.42)	1,347	1.27	1.27	0.38	30
R5	20.26	0.10	(7.59)	(7.49)	(0.09)	(0.06)	(0.15)	12.62	(37.22)	5,220	0.97	0.97	0.56	30
R6	20.38	0.14	(7.65)	(7.51)	(0.12)	(0.06)	(0.18)	12.69	(37.15)	1,484	0.85	0.85	0.84	30
Y	20.32	0.12	(7.62)	(7.50)	(0.10)	(0.06)	(0.16)	12.66	(37.18)	7,634	0.96	0.95	0.73	30
F	19.35	0.12	(7.25)	(7.13)	(0.12)	(0.06)	(0.18)	12.04	(37.17)	142,153	0.85	0.85	0.82	30
For the Year Ended October 31, 2021
A	$16.10	$(0.01)	$3.93	$3.92	$—	$(0.58)	$(0.58)	$19.44	24.68%	$167,201	1.26%	1.26%	(0.05)%	32%
C	14.63	(0.15)	3.57	3.42	—	(0.58)	(0.58)	17.47	23.72	5,153	2.09	2.05	(0.86)	32
I	15.97	0.04	3.91	3.95	(0.03)	(0.58)	(0.61)	19.31	25.09	247,620	1.04	1.00	0.21	32
R3	16.31	(0.06)	3.99	3.93	—	(0.58)	(0.58)	19.66	24.42	808	1.56	1.55	(0.33)	32
R4	16.61	—	4.05	4.05	—	(0.58)	(0.58)	20.08	24.71	2,783	1.26	1.26	(0.02)	32
R5	16.73	0.05	4.09	4.14	(0.03)	(0.58)	(0.61)	20.26	25.09	37,334	0.94	0.94	0.26	32
R6	16.83	0.08	4.11	4.19	(0.06)	(0.58)	(0.64)	20.38	25.23	8,367	0.84	0.84	0.40	32
Y	16.78	0.05	4.11	4.16	(0.04)	(0.58)	(0.62)	20.32	25.13	15,124	0.95	0.95	0.27	32
F	16.00	0.07	3.92	3.99	(0.06)	(0.58)	(0.64)	19.35	25.29	195,324	0.84	0.84	0.37	32
The Hartford International Opportunities Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$22.69	$0.11 (9)	$2.29	$2.40	$(0.32)	$(1.46)	$(1.78)	$23.31	11.20%(6)	$478,282	1.08%(7)	1.07%(7)	0.99%(7)(9)	22%
C	19.18	0.01 (9)	1.93	1.94	(0.15)	(1.46)	(1.61)	19.51	10.75 (6)	5,993	1.90 (7)	1.90 (7)	0.09 (7)(9)	22
I	22.55	0.14 (9)	2.28	2.42	(0.38)	(1.46)	(1.84)	23.13	11.39 (6)	355,110	0.79 (7)	0.79 (7)	1.26 (7)(9)	22
R3	23.16	0.07 (9)	2.35	2.42	(0.24)	(1.46)	(1.70)	23.88	11.04 (6)	25,919	1.41 (7)	1.41 (7)	0.64 (7)(9)	22
R4	23.69	0.11 (9)	2.40	2.51	(0.31)	(1.46)	(1.77)	24.43	11.18 (6)	57,213	1.11 (7)	1.10 (7)	0.95 (7)(9)	22
R5	23.93	0.15 (9)	2.43	2.58	(0.38)	(1.46)	(1.84)	24.67	11.40 (6)	228,875	0.80 (7)	0.80 (7)	1.24 (7)(9)	22
R6	24.10	0.16 (9)	2.45	2.61	(0.40)	(1.46)	(1.86)	24.85	11.45 (6)	1,430,410	0.70 (7)	0.70 (7)	1.37 (7)(9)	22
Y	24.09	0.15 (9)	2.45	2.60	(0.38)	(1.46)	(1.84)	24.85	11.39 (6)	728,814	0.80 (7)	0.80 (7)	1.26 (7)(9)	22
F	22.56	0.15 (9)	2.28	2.43	(0.40)	(1.46)	(1.86)	23.13	11.44 (6)	806,640	0.70 (7)	0.70 (7)	1.35 (7)(9)	22
For the Year Ended October 31, 2025
A	$18.69	$0.28	$3.96	$4.24	$(0.24)	$—	$(0.24)	$22.69	22.98%	$456,320	1.08%	1.08%	1.40%	46%
C	15.83	0.10	3.36	3.46	(0.11)	—	(0.11)	19.18	21.99	7,594	1.87	1.87	0.61	46
I	18.59	0.34	3.92	4.26	(0.30)	—	(0.30)	22.55	23.29	348,640	0.78	0.78	1.71	46
R3	19.07	0.22	4.04	4.26	(0.17)	—	(0.17)	23.16	22.56	24,797	1.41	1.41	1.07	46
R4	19.50	0.29	4.13	4.42	(0.23)	—	(0.23)	23.69	22.95	61,368	1.11	1.11	1.35	46
R5	19.70	0.36	4.16	4.52	(0.29)	—	(0.29)	23.93	23.30	236,689	0.79	0.79	1.69	46
R6	19.85	0.39	4.17	4.56	(0.31)	—	(0.31)	24.10	23.38	1,358,391	0.69	0.69	1.80	46
Y	19.84	0.37	4.18	4.55	(0.30)	—	(0.30)	24.09	23.28	729,068	0.79	0.79	1.72	46
F	18.60	0.36	3.91	4.27	(0.31)	—	(0.31)	22.56	23.39	784,477	0.69	0.69	1.80	46
The accompanying notes are an integral part of these financial statements.

59

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Opportunities Fund – (continued)
For the Year Ended October 31, 2024
A	$15.43	$0.22	$3.28	$3.50	$(0.24)	$—	$(0.24)	$18.69	22.82%	$409,171	1.09%	1.09%	1.25%	43%
C	13.08	0.07	2.78	2.85	(0.10)	—	(0.10)	15.83	21.89	9,564	1.87	1.87	0.45	43
I	15.33	0.28	3.26	3.54	(0.28)	—	(0.28)	18.59	23.27	332,204	0.78	0.78	1.57	43
R3	15.73	0.17	3.35	3.52	(0.18)	—	(0.18)	19.07	22.46	24,832	1.41	1.41	0.94	43
R4	16.08	0.23	3.42	3.65	(0.23)	—	(0.23)	19.50	22.82	66,376	1.10	1.10	1.24	43
R5	16.25	0.30	3.44	3.74	(0.29)	—	(0.29)	19.70	23.19	197,190	0.79	0.79	1.59	43
R6	16.37	0.31	3.48	3.79	(0.31)	—	(0.31)	19.85	23.32	1,193,820	0.70	0.70	1.65	43
Y	16.36	0.29	3.48	3.77	(0.29)	—	(0.29)	19.84	23.20	706,862	0.79	0.79	1.53	43
F	15.35	0.30	3.26	3.56	(0.31)	—	(0.31)	18.60	23.37	698,036	0.69	0.69	1.66	43
For the Year Ended October 31, 2023
A	$13.98	$0.18	$1.36	$1.54	$(0.09)	$—	$(0.09)	$15.43	11.03%	$374,308	1.10%	1.09%	1.14%	68%
C	11.87	0.05	1.16	1.21	—	—	—	13.08	10.19	11,381	1.86	1.86	0.38	68
I	13.90	0.23	1.35	1.58	(0.15)	—	(0.15)	15.33	11.34	363,734	0.79	0.79	1.45	68
R3	14.25	0.14	1.38	1.52	(0.04)	—	(0.04)	15.73	10.67	23,836	1.41	1.41	0.84	68
R4	14.56	0.19	1.42	1.61	(0.09)	—	(0.09)	16.08	11.03	59,218	1.10	1.10	1.15	68
R5	14.72	0.24	1.43	1.67	(0.14)	—	(0.14)	16.25	11.37	265,468	0.79	0.79	1.44	68
R6	14.82	0.27	1.44	1.71	(0.16)	—	(0.16)	16.37	11.54	1,046,528	0.69	0.69	1.56	68
Y	14.82	0.25	1.44	1.69	(0.15)	—	(0.15)	16.36	11.38	711,209	0.79	0.78	1.45	68
F	13.91	0.25	1.35	1.60	(0.16)	—	(0.16)	15.35	11.51	565,225	0.69	0.69	1.54	68
For the Year Ended October 31, 2022
A	$21.23	$0.18	$(5.43)	$(5.25)	$(0.25)	$(1.75)	$(2.00)	$13.98	(27.18)%	$370,470	1.09%	1.09%	1.08%	95%
C	18.33	0.04	(4.63)	(4.59)	(0.12)	(1.75)	(1.87)	11.87	(27.75)	15,181	1.85	1.85	0.31	95
I	21.13	0.24	(5.41)	(5.17)	(0.31)	(1.75)	(2.06)	13.90	(26.99)	480,987	0.78	0.78	1.42	95
R3	21.59	0.12	(5.54)	(5.42)	(0.17)	(1.75)	(1.92)	14.25	(27.43)	24,237	1.41	1.41	0.76	95
R4	22.02	0.19	(5.66)	(5.47)	(0.24)	(1.75)	(1.99)	14.56	(27.21)	66,846	1.10	1.10	1.06	95
R5	22.25	0.23	(5.71)	(5.48)	(0.30)	(1.75)	(2.05)	14.72	(27.00)	250,539	0.79	0.79	1.37	95
R6	22.39	0.27	(5.76)	(5.49)	(0.33)	(1.75)	(2.08)	14.82	(26.94)	848,859	0.69	0.69	1.50	95
Y	22.38	0.24	(5.74)	(5.50)	(0.31)	(1.75)	(2.06)	14.82	(26.95)	855,067	0.79	0.76	1.40	95
F	21.15	0.25	(5.41)	(5.16)	(0.33)	(1.75)	(2.08)	13.91	(26.95)	536,325	0.69	0.69	1.50	95
For the Year Ended October 31, 2021
A	$16.66	$0.13	$4.51	$4.64	$(0.07)	$—	$(0.07)	$21.23	27.91%	$563,577	1.08%	1.07%	0.66%	99%
C	14.44	(0.03)	3.92	3.89	—	—	—	18.33	26.94	27,868	1.85	1.85	(0.14)	99
I	16.57	0.20	4.49	4.69	(0.13)	—	(0.13)	21.13	28.38	579,815	0.77	0.77	0.97	99
R3	16.93	0.06	4.60	4.66	(0.00)(5)	—	—	21.59	27.54	36,293	1.40	1.40	0.31	99
R4	17.27	0.13	4.69	4.82	(0.07)	—	(0.07)	22.02	27.94	110,424	1.10	1.10	0.63	99
R5	17.44	0.20	4.74	4.94	(0.13)	—	(0.13)	22.25	28.37	358,244	0.79	0.79	0.94	99
R6	17.55	0.23	4.75	4.98	(0.14)	—	(0.14)	22.39	28.47	1,037,195	0.69	0.69	1.06	99
Y	17.55	0.21	4.75	4.96	(0.13)	—	(0.13)	22.38	28.34	1,299,603	0.79	0.75	0.97	99
F	16.58	0.21	4.50	4.71	(0.14)	—	(0.14)	21.15	28.51	776,074	0.69	0.69	1.04	99
The accompanying notes are an integral part of these financial statements.

60

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Value Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$23.77	$0.30 (10)	$3.47	$3.77	$(0.71)	$(0.68)	$(1.39)	$26.15	16.43%(6)	$338,549	1.15%(7)	1.15%(7)	2.39%(7)(10)	11%
C	23.45	0.21 (10)	3.42	3.63	(0.62)	(0.68)	(1.30)	25.78	16.01 (6)	29,340	1.87 (7)	1.87 (7)	1.75 (7)(10)	11
I	23.93	0.32 (10)	3.51	3.83	(0.76)	(0.68)	(1.44)	26.32	16.60 (6)	7,976,772	0.92 (7)	0.90 (7)	2.59 (7)(10)	11
R3	23.80	0.24 (10)	3.50	3.74	(0.67)	(0.68)	(1.35)	26.19	16.26 (6)	3,280	1.48 (7)	1.48 (7)	1.92 (7)(10)	11
R4	23.73	0.28 (10)	3.49	3.77	(0.70)	(0.68)	(1.38)	26.12	16.44 (6)	11,140	1.17 (7)	1.17 (7)	2.28 (7)(10)	11
R5	24.03	0.32 (10)	3.53	3.85	(0.76)	(0.68)	(1.44)	26.44	16.60 (6)	71,585	0.89 (7)	0.89 (7)	2.52 (7)(10)	11
R6	24.62	0.35 (10)	3.60	3.95	(0.78)	(0.68)	(1.46)	27.11	16.62 (6)	842,362	0.79 (7)	0.79 (7)	2.73 (7)(10)	11
Y	24.58	0.33 (10)	3.61	3.94	(0.76)	(0.68)	(1.44)	27.08	16.60 (6)	2,190,693	0.88 (7)	0.88 (7)	2.58 (7)(10)	11
F	23.97	0.35 (10)	3.49	3.84	(0.78)	(0.68)	(1.46)	26.35	16.62 (6)	2,989,849	0.79 (7)	0.79 (7)	2.78 (7)(10)	11
For the Year Ended October 31, 2025
A	$18.90	$0.61	$4.82	$5.43	$(0.56)	$—	$(0.56)	$23.77	29.75%	$238,773	1.17%	1.17%	2.92%	19%
C	18.64	0.44	4.79	5.23	(0.42)	—	(0.42)	23.45	28.79	17,100	1.91	1.91	2.12	19
I	19.03	0.69	4.82	5.51	(0.61)	—	(0.61)	23.93	30.08	6,136,844	0.94	0.90	3.27	19
R3	18.91	0.56	4.82	5.38	(0.49)	—	(0.49)	23.80	29.33	2,851	1.50	1.50	2.64	19
R4	18.87	0.57	4.85	5.42	(0.56)	—	(0.56)	23.73	29.76	8,905	1.19	1.19	2.80	19
R5	19.10	0.66	4.88	5.54	(0.61)	—	(0.61)	24.03	30.12	63,311	0.90	0.90	3.18	19
R6	19.55	0.70	5.00	5.70	(0.63)	—	(0.63)	24.62	30.26	563,945	0.80	0.80	3.26	19
Y	19.52	0.69	4.98	5.67	(0.61)	—	(0.61)	24.58	30.12	1,784,007	0.89	0.89	3.21	19
F	19.05	0.72	4.83	5.55	(0.63)	—	(0.63)	23.97	30.27	2,056,427	0.79	0.79	3.37	19
For the Year Ended October 31, 2024
A	$16.11	$0.53	$2.70	$3.23	$(0.44)	$—	$(0.44)	$18.90	20.28%	$148,743	1.17%	1.17%	2.90%	19%
C	15.91	0.39	2.68	3.07	(0.34)	—	(0.34)	18.64	19.41	7,616	1.93	1.93	2.18	19
I	16.20	0.58	2.73	3.31	(0.48)	—	(0.48)	19.03	20.66	2,557,186	0.91	0.90	3.15	19
R3	16.13	0.42	2.76	3.18	(0.40)	—	(0.40)	18.91	19.88	948	1.52	1.52	2.29	19
R4	16.07	0.54	2.68	3.22	(0.42)	—	(0.42)	18.87	20.26	8,536	1.20	1.20	2.97	19
R5	16.26	0.60	2.72	3.32	(0.48)	—	(0.48)	19.10	20.64	52,034	0.90	0.90	3.23	19
R6	16.64	0.62	2.78	3.40	(0.49)	—	(0.49)	19.55	20.69	408,059	0.81	0.81	3.27	19
Y	16.62	0.61	2.77	3.38	(0.48)	—	(0.48)	19.52	20.59	1,418,853	0.90	0.90	3.23	19
F	16.22	0.58	2.74	3.32	(0.49)	—	(0.49)	19.05	20.80	717,396	0.80	0.80	3.19	19
For the Year Ended October 31, 2023
A	$13.61	$0.42	$2.48	$2.90	$(0.40)	$—	$(0.40)	$16.11	21.54%	$120,223	1.19%	1.19%	2.58%	25%
C	13.39	0.32	2.42	2.74	(0.22)	—	(0.22)	15.91	20.61	5,551	1.94	1.94	1.99	25
I	13.68	0.50	2.46	2.96	(0.44)	—	(0.44)	16.20	21.86	1,837,623	0.92	0.92	3.06	25
R3	13.63	0.36	2.49	2.85	(0.35)	—	(0.35)	16.13	21.10	938	1.54	1.54	2.20	25
R4	13.57	0.46	2.43	2.89	(0.39)	—	(0.39)	16.07	21.47	5,387	1.24	1.23	2.86	25
R5	13.73	0.49	2.47	2.96	(0.43)	—	(0.43)	16.26	21.83	36,721	0.91	0.91	2.98	25
R6	14.04	0.62	2.43	3.05	(0.45)	—	(0.45)	16.64	21.98	307,970	0.82	0.82	3.58	25
Y	14.02	0.49	2.55	3.04	(0.44)	—	(0.44)	16.62	21.93	759,465	0.89	0.89	2.94	25
F	13.70	0.49	2.48	2.97	(0.45)	—	(0.45)	16.22	21.94	553,154	0.82	0.82	2.99	25
The accompanying notes are an integral part of these financial statements.

61

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Value Fund – (continued)
For the Year Ended October 31, 2022
A	$16.64	$0.40	$(2.95)	$(2.55)	$(0.48)	$—	$(0.48)	$13.61	(15.74)%	$61,526	1.21%	1.21%	2.63%	32%
C	16.36	0.28	(2.92)	(2.64)	(0.33)	—	(0.33)	13.39	(16.42)	3,256	1.97	1.97	1.84	32
I	16.72	0.44	(2.96)	(2.52)	(0.52)	—	(0.52)	13.68	(15.52)	1,147,284	0.93	0.92	2.89	32
R3	16.65	0.34	(2.95)	(2.61)	(0.41)	—	(0.41)	13.63	(16.04)	618	1.55	1.55	2.26	32
R4	16.59	0.39	(2.94)	(2.55)	(0.47)	—	(0.47)	13.57	(15.79)	3,265	1.25	1.25	2.58	32
R5	16.78	0.44	(2.97)	(2.53)	(0.52)	—	(0.52)	13.73	(15.53)	31,492	0.94	0.94	2.87	32
R6	17.14	0.46	(3.03)	(2.57)	(0.53)	—	(0.53)	14.04	(15.42)	24,542	0.83	0.83	2.92	32
Y	17.13	0.46	(3.04)	(2.58)	(0.53)	—	(0.53)	14.02	(15.53)	472,690	0.91	0.91	2.94	32
F	16.74	0.51	(3.02)	(2.51)	(0.53)	—	(0.53)	13.70	(15.42)	381,828	0.83	0.83	3.36	32
For the Year Ended October 31, 2021
A	$11.27	$0.29	$5.24	$5.53	$(0.16)	$—	$(0.16)	$16.64	49.38%	$58,055	1.23%	1.23%	1.88%	25%
C	11.12	0.15	5.20	5.35	(0.11)	—	(0.11)	16.36	48.27	7,693	1.97	1.97	1.00	25
I	11.40	0.34	5.28	5.62	(0.30)	—	(0.30)	16.72	49.79	1,370,819	0.95	0.95	2.19	25
R3	11.36	0.25	5.26	5.51	(0.22)	—	(0.22)	16.65	48.84	704	1.56	1.56	1.59	25
R4	11.32	0.28	5.24	5.52	(0.25)	—	(0.25)	16.59	49.24	4,081	1.26	1.26	1.79	25
R5	11.44	0.32	5.31	5.63	(0.29)	—	(0.29)	16.78	49.76	37,168	0.94	0.94	2.09	25
R6	11.68	0.31	5.45	5.76	(0.30)	—	(0.30)	17.14	49.88	30,933	0.84	0.84	2.01	25
Y	11.67	0.35	5.41	5.76	(0.30)	—	(0.30)	17.13	49.84	438,442	0.91	0.90	2.19	25
F	11.41	0.32	5.32	5.64	(0.31)	—	(0.31)	16.74	49.94	238,372	0.84	0.84	2.10	25
Hartford Schroders Emerging Markets Equity Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$22.97	$0.02	$4.63	$4.65	$(0.21)	$—	$(0.21)	$27.41	20.41%(6)	$160,007	1.42%(7)	1.40%(7)	0.13%(7)	23%
C	22.70	(0.06)	4.57	4.51	(0.16)	—	(0.16)	27.05	19.99 (6)	2,715	2.06 (7)	2.06 (7)	(0.54)(7)	23
I	22.96	0.06	4.59	4.65	(0.36)	—	(0.36)	27.25	20.57 (6)	3,761,624	1.04 (7)	1.04 (7)	0.46 (7)	23
R3	22.77	(0.01)	4.57	4.56	(0.27)	—	(0.27)	27.06	20.26 (6)	245	1.64 (7)	1.59 (7)	(0.05)(7)	23
R4	23.00	0.02	4.61	4.63	(0.31)	—	(0.31)	27.32	20.41 (6)	10,081	1.34 (7)	1.34 (7)	0.18 (7)	23
R5	23.18	0.06	4.70	4.76	(0.01)	—	(0.01)	27.93	20.54 (6)	2	1.07 (7)	1.07 (7)	0.50 (7)	23
Y	23.16	0.06	4.63	4.69	(0.37)	—	(0.37)	27.48	20.57 (6)	118,475	1.06 (7)	1.06 (7)	0.46 (7)	23
F	22.97	0.07	4.59	4.66	(0.39)	—	(0.39)	27.24	20.64 (6)	993,201	0.95 (7)	0.95 (7)	0.61 (7)	23
SDR	23.02	0.07	4.60	4.67	(0.39)	—	(0.39)	27.30	20.63 (6)	2,542,721	0.95 (7)	0.95 (7)	0.58 (7)	23
For the Year Ended October 31, 2025
A	$17.37	$0.04	$5.73	$5.77	$(0.17)	$—	$(0.17)	$22.97	33.55%	$134,292	1.42%	1.41%	0.24%	51%
C	17.11	0.04	5.56	5.60	(0.01)	—	(0.01)	22.70	32.73	3,024	2.07	2.07	0.23	51
I	17.33	0.20	5.62	5.82	(0.19)	—	(0.19)	22.96	34.01	1,561,178	1.12	1.12	1.10	51
R3	17.20	0.14	5.55	5.69	(0.12)	—	(0.12)	22.77	33.33	191	1.69	1.63	0.77	51
R4	17.36	0.19	5.60	5.79	(0.15)	—	(0.15)	23.00	33.70	8,607	1.37	1.37	1.02	51
R5	17.49	0.28	5.61	5.89	(0.20)	—	(0.20)	23.18	34.14	2	1.08	1.08	1.55	51
Y	17.48	0.24	5.64	5.88	(0.20)	—	(0.20)	23.16	34.07	112,999	1.08	1.08	1.30	51
F	17.35	0.30	5.54	5.84	(0.22)	—	(0.22)	22.97	34.14	2,294,381	0.97	0.97	1.59	51
SDR	17.38	0.26	5.60	5.86	(0.22)	—	(0.22)	23.02	34.20	2,299,887	0.97	0.97	1.41	51
The accompanying notes are an integral part of these financial statements.

62

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders Emerging Markets Equity Fund – (continued)
For the Year Ended October 31, 2024
A	$14.39	$0.20	$2.99	$3.19	$(0.21)	$—	$(0.21)	$17.37	22.31%	$1,390,340	1.46%	1.44%	1.23%	45%
C	14.14	0.07	2.95	3.02	(0.05)	—	(0.05)	17.11	21.40	3,009	2.15	2.15	0.44	45
I	14.34	0.23	2.97	3.20	(0.21)	—	(0.21)	17.33	22.47	2,195,507	1.23	1.23	1.44	45
R3	14.23	0.16	2.94	3.10	(0.13)	—	(0.13)	17.20	21.90	122	1.77	1.71	0.98	45
R4	14.37	0.20	2.97	3.17	(0.18)	—	(0.18)	17.36	22.17	6,705	1.46	1.46	1.20	45
R5	14.33	0.25	2.98	3.23	(0.07)	—	(0.07)	17.49	22.62	32	1.17	1.17	1.50	45
Y	14.46	0.24	3.00	3.24	(0.22)	—	(0.22)	17.48	22.65	92,686	1.16	1.16	1.48	45
F	14.35	0.26	2.98	3.24	(0.24)	—	(0.24)	17.35	22.76	773,890	1.05	1.05	1.60	45
SDR	14.38	0.26	2.98	3.24	(0.24)	—	(0.24)	17.38	22.71	2,014,305	1.05	1.05	1.60	45
For the Year Ended October 31, 2023
A	$13.24	$0.16	$1.22	$1.38	$(0.23)	$—	$(0.23)	$14.39	10.37%	$857,303	1.50%	1.46%	1.06%	47%
C	12.96	0.08	1.17	1.25	(0.07)	—	(0.07)	14.14	9.65	3,655	2.16	2.16	0.53	47
I	13.20	0.22	1.19	1.41	(0.27)	—	(0.27)	14.34	10.65	1,738,829	1.26	1.26	1.43	47
R3	13.11	0.15	1.18	1.33	(0.21)	—	(0.21)	14.23	10.12	90	1.79	1.72	0.98	47
R4	13.23	0.18	1.20	1.38	(0.24)	—	(0.24)	14.37	10.44	5,602	1.47	1.47	1.21	47
R5	13.20	0.27	1.14	1.41	(0.28)	—	(0.28)	14.33	10.67	23	1.19	1.19	1.77	47
Y	13.24	0.23	1.19	1.42	(0.20)	—	(0.20)	14.46	10.70	98,715	1.18	1.18	1.50	47
F	13.21	0.25	1.19	1.44	(0.30)	—	(0.30)	14.35	10.88	687,024	1.07	1.07	1.62	47
SDR	13.24	0.25	1.19	1.44	(0.30)	—	(0.30)	14.38	10.85	1,631,209	1.07	1.07	1.64	47
For the Year Ended October 31, 2022
A	$20.05	$0.22	$(7.00)	$(6.78)	$(0.03)	$—	$(0.03)	$13.24	(33.86)%	$70,886	1.56%	1.56%	1.29%	39%
C	19.76	0.11	(6.86)	(6.75)	(0.05)	—	(0.05)	12.96	(34.23)	4,071	2.15	2.15	0.68	39
I	20.13	0.27	(6.97)	(6.70)	(0.23)	—	(0.23)	13.20	(33.63)	1,691,881	1.25	1.25	1.62	39
R3	19.99	0.19	(6.93)	(6.74)	(0.14)	—	(0.14)	13.11	(33.94)	76	1.78	1.70	1.14	39
R4	20.18	0.23	(7.00)	(6.77)	(0.18)	—	(0.18)	13.23	(33.81)	5,013	1.47	1.47	1.39	39
R5	20.14	0.28	(6.98)	(6.70)	(0.24)	—	(0.24)	13.20	(33.62)	294	1.18	1.18	1.66	39
Y	20.20	0.31	(7.02)	(6.71)	(0.25)	—	(0.25)	13.24	(33.58)	97,257	1.17	1.17	1.82	39
F	20.15	0.30	(6.97)	(6.67)	(0.27)	—	(0.27)	13.21	(33.52)	661,403	1.06	1.06	1.78	39
SDR	20.19	0.29	(6.97)	(6.68)	(0.27)	—	(0.27)	13.24	(33.50)	2,295,024	1.06	1.06	1.75	39
For the Year Ended October 31, 2021
A	$17.22	$0.06	$2.95	$3.01	$(0.18)	$—	$(0.18)	$20.05	17.47%	$99,011	1.44%	1.44%	0.28%	36%
C	16.93	0.01	2.82	2.83	—	—	—	19.76	16.72	8,835	2.13	2.13	0.03	36
I	17.22	0.21	2.86	3.07	(0.16)	—	(0.16)	20.13	17.82	2,326,811	1.23	1.23	1.01	36
R3	17.11	0.10	2.85	2.95	(0.07)	—	(0.07)	19.99	17.27	100	1.77	1.68	0.47	36
R4	17.29	0.14	2.90	3.04	(0.15)	—	(0.15)	20.18	17.57	5,485	1.47	1.47	0.68	36
R5	17.22	0.21	2.86	3.07	(0.15)	—	(0.15)	20.14	17.87	412	1.17	1.17	1.01	36
Y	17.25	0.29	2.78	3.07	(0.12)	—	(0.12)	20.20	17.82	890,765	1.16	1.16	1.41	36
F	17.24	0.24	2.86	3.10	(0.19)	—	(0.19)	20.15	17.99	1,049,336	1.05	1.05	1.15	36
SDR	17.27	0.26	2.85	3.11	(0.19)	—	(0.19)	20.19	18.02	2,361,023	1.05	1.05	1.23	36
Hartford Schroders International Contrarian Value Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$16.54	$0.15	$1.84	$1.99	$(0.55)	$(0.44)	$(0.99)	$17.54	12.40%(6)	$4,762	1.08%(7)	1.07%(7)	1.80%(7)	16%
C	16.66	0.11	1.86	1.97	(0.41)	(0.44)	(0.85)	17.78	12.15 (6)	1,096	1.84 (7)	1.64 (7)	1.31 (7)	16
I	16.52	0.18	1.83	2.01	(0.60)	(0.44)	(1.04)	17.49	12.57 (6)	151,298	0.86 (7)	0.85 (7)	2.14 (7)	16
R5	16.53	0.17	1.85	2.02	(0.61)	(0.44)	(1.05)	17.50	12.62 (6)	200	0.82 (7)	0.80 (7)	2.01 (7)	16
Y	16.52	0.17	1.85	2.02	(0.61)	(0.44)	(1.05)	17.49	12.63 (6)	7,377	0.86 (7)	0.80 (7)	2.04 (7)	16
F	16.53	0.17	1.85	2.02	(0.63)	(0.44)	(1.07)	17.48	12.61 (6)	49,882	0.79 (7)	0.70 (7)	2.06 (7)	16
SDR	16.53	0.17	1.85	2.02	(0.63)	(0.44)	(1.07)	17.48	12.61 (6)	11,798	0.78 (7)	0.70 (7)	2.04 (7)	16
The accompanying notes are an integral part of these financial statements.

63

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders International Contrarian Value Fund – (continued)
For the Year Ended October 31, 2025
A	$13.28	$0.35	$3.28	$3.63	$(0.18)	$(0.19)	$(0.37)	$16.54	28.22%	$3,612	1.16%	1.13%	2.22%	38%
C	13.29	0.41	3.23	3.64	(0.08)	(0.19)	(0.27)	16.66	28.01	513	1.88	1.30	2.69	38
I	13.28	0.52	3.13	3.65	(0.22)	(0.19)	(0.41)	16.52	28.45	80,120	0.92	0.85	3.46	38
R5	13.28	0.54	3.12	3.66	(0.22)	(0.19)	(0.41)	16.53	28.60	228	0.86	0.80	3.69	38
Y	13.28	0.40	3.25	3.65	(0.22)	(0.19)	(0.41)	16.52	28.52	5,173	0.92	0.80	2.57	38
F	13.28	0.57	3.10	3.67	(0.23)	(0.19)	(0.42)	16.53	28.73	44,100	0.84	0.70	3.94	38
SDR	13.28	0.56	3.11	3.67	(0.23)	(0.19)	(0.42)	16.53	28.72	16,925	0.84	0.70	3.85	38
For the Period Ended October 31, 2024
A(11)	$10.99	$0.39	$2.04	$2.43	$(0.11)	$(0.03)	$(0.14)	$13.28	22.31%(6)	$422	1.64%(7)	1.15%(7)	3.18%(7)	42%
C(11)	10.99	0.33	2.01	2.34	(0.01)	(0.03)	(0.04)	13.29	21.43 (6)	121	2.36 (7)	1.95 (7)	2.73 (7)	42
I	10.70	0.44	2.31	2.75	(0.14)	(0.03)	(0.17)	13.28	26.00	20,634	1.38	0.85	3.57	42
R5 (11)	10.99	0.47	2.00	2.47	(0.15)	(0.03)	(0.18)	13.28	22.74 (6)	123	1.37 (7)	0.80 (7)	3.88 (7)	42
Y(11)	10.99	0.43	2.04	2.47	(0.15)	(0.03)	(0.18)	13.28	22.74 (6)	234	1.38 (7)	0.80 (7)	3.50 (7)	42
F(11)	10.99	0.40	2.08	2.48	(0.16)	(0.03)	(0.19)	13.28	22.86 (6)	3,175	1.36 (7)	0.70 (7)	3.25 (7)	42
SDR	10.70	0.48	2.29	2.77	(0.16)	(0.03)	(0.19)	13.28	26.19	14,395	1.36	0.70	3.89	42
For the Year Ended October 31, 2023
I	$8.75	$0.24	$1.91	$2.15	$(0.20)	$—	$(0.20)	$10.70	24.82%	$12,203	1.81%	0.78%	2.17%	15%
SDR	8.75	0.25	1.90	2.15	(0.20)	—	(0.20)	10.70	24.84	11,600	1.80	0.70	2.23	15
For the Period Ended October 31, 2022(12)
I	$10.00	$0.13	$(1.38)	$(1.25)	$—	$—	$—	$8.75	(12.50)%(6)	$438	14.98%(7)	0.70%(7)	3.29%(7)	8%(13)
SDR	10.00	0.13	(1.38)	(1.25)	—	—	—	8.75	(12.50)(6)	437	14.78 (7)	0.70 (7)	3.29 (7)	8 (13)
Hartford Schroders International Multi-Cap Value Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$13.50	$0.15 (14)	$2.35	$2.50	$(0.24)	$(0.51)	$(0.75)	$15.25	19.28%(6)	$160,478	1.09%(7)	1.09%(7)	2.17%(7)(14)	70%
C	13.43	0.09 (14)	2.34	2.43	(0.19)	(0.51)	(0.70)	15.16	18.75 (6)	5,471	1.87 (7)	1.87 (7)	1.30 (7)(14)	70
I	13.49	0.17 (14)	2.34	2.51	(0.26)	(0.51)	(0.77)	15.23	19.36 (6)	857,379	0.85 (7)	0.85 (7)	2.45 (7)(14)	70
R3	13.45	0.13 (14)	2.34	2.47	(0.22)	(0.51)	(0.73)	15.19	19.08 (6)	26,619	1.44 (7)	1.38 (7)	1.85 (7)(14)	70
R4	13.46	0.15 (14)	2.34	2.49	(0.24)	(0.51)	(0.75)	15.20	19.23 (6)	4,997	1.14 (7)	1.14 (7)	2.19 (7)(14)	70
R5	13.48	0.15 (14)	2.36	2.51	(0.26)	(0.51)	(0.77)	15.22	19.39 (6)	10,782	0.83 (7)	0.83 (7)	2.14 (7)(14)	70
Y	13.48	0.17 (14)	2.34	2.51	(0.26)	(0.51)	(0.77)	15.22	19.38 (6)	329,362	0.85 (7)	0.85 (7)	2.39 (7)(14)	70
F	13.50	0.17 (14)	2.36	2.53	(0.27)	(0.51)	(0.78)	15.25	19.48 (6)	545,409	0.74 (7)	0.74 (7)	2.47 (7)(14)	70
SDR	13.48	0.18 (14)	2.34	2.52	(0.27)	(0.51)	(0.78)	15.22	19.44 (6)	1,458,974	0.74 (7)	0.74 (7)	2.54 (7)(14)	70
For the Year Ended October 31, 2025
A	$10.33	$0.29	$3.17	$3.46	$(0.29)	$—	$(0.29)	$13.50	33.99%	$135,409	1.11%	1.11%	2.53%	120%
C	10.27	0.20	3.15	3.35	(0.19)	—	(0.19)	13.43	33.03	5,514	1.87	1.87	1.77	120
I	10.33	0.32	3.15	3.47	(0.31)	—	(0.31)	13.49	34.21	676,038	0.86	0.86	2.76	120
R3	10.30	0.26	3.15	3.41	(0.26)	—	(0.26)	13.45	33.54	23,550	1.46	1.39	2.22	120
R4	10.30	0.27	3.17	3.44	(0.28)	—	(0.28)	13.46	33.92	3,756	1.16	1.16	2.41	120
R5	10.32	0.31	3.17	3.48	(0.32)	—	(0.32)	13.48	34.27	18,316	0.84	0.84	2.69	120
Y	10.32	0.32	3.16	3.48	(0.32)	—	(0.32)	13.48	34.26	288,990	0.85	0.85	2.77	120
F	10.33	0.33	3.17	3.50	(0.33)	—	(0.33)	13.50	34.47	477,574	0.74	0.74	2.86	120
SDR	10.31	0.34	3.16	3.50	(0.33)	—	(0.33)	13.48	34.54	1,020,123	0.75	0.75	2.90	120
The accompanying notes are an integral part of these financial statements.

64

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders International Multi-Cap Value Fund – (continued)
For the Year Ended October 31, 2024
A	$8.71	$0.29	$1.59	$1.88	$(0.26)	$—	$(0.26)	$10.33	21.74%	$109,822	1.12%	1.12%	2.88%	142%
C	8.66	0.21	1.59	1.80	(0.19)	—	(0.19)	10.27	20.82	6,687	1.86	1.86	2.11	142
I	8.71	0.30	1.61	1.91	(0.29)	—	(0.29)	10.33	22.04	534,371	0.87	0.87	3.05	142
R3	8.69	0.26	1.59	1.85	(0.24)	—	(0.24)	10.30	21.36	16,713	1.47	1.40	2.62	142
R4	8.69	0.29	1.58	1.87	(0.26)	—	(0.26)	10.30	21.61	4,918	1.17	1.17	2.88	142
R5	8.70	0.32	1.59	1.91	(0.29)	—	(0.29)	10.32	22.08	19,615	0.86	0.86	3.17	142
Y	8.70	0.30	1.61	1.91	(0.29)	—	(0.29)	10.32	22.07	234,985	0.86	0.86	2.99	142
F	8.71	0.32	1.60	1.92	(0.30)	—	(0.30)	10.33	22.17	433,930	0.76	0.76	3.19	142
SDR	8.70	0.32	1.59	1.91	(0.30)	—	(0.30)	10.31	22.08	749,283	0.76	0.76	3.19	142
For the Year Ended October 31, 2023
A	$8.05	$0.25	$0.74	$0.99	$(0.33)	$—	$(0.33)	$8.71	12.31%	$101,003	1.12%	1.12%	2.78%	112%
C	8.00	0.18	0.75	0.93	(0.27)	—	(0.27)	8.66	11.54	8,166	1.85	1.85	2.01	112
I	8.05	0.28	0.74	1.02	(0.36)	—	(0.36)	8.71	12.61	589,668	0.85	0.85	3.03	112
R3	8.03	0.23	0.74	0.97	(0.31)	—	(0.31)	8.69	12.01	14,425	1.46	1.42	2.49	112
R4	8.03	0.25	0.74	0.99	(0.33)	—	(0.33)	8.69	12.30	5,126	1.16	1.16	2.72	112
R5	8.04	0.28	0.74	1.02	(0.36)	—	(0.36)	8.70	12.64	16,238	0.85	0.85	3.05	112
Y	8.04	0.28	0.74	1.02	(0.36)	—	(0.36)	8.70	12.63	302,192	0.85	0.85	3.05	112
F	8.05	0.29	0.74	1.03	(0.37)	—	(0.37)	8.71	12.73	532,470	0.75	0.75	3.14	112
SDR	8.04	0.29	0.74	1.03	(0.37)	—	(0.37)	8.70	12.75	715,247	0.75	0.75	3.14	112
For the Year Ended October 31, 2022
A	$10.32	$0.29	$(2.27)	$(1.98)	$(0.29)	$—	$(0.29)	$8.05	(19.57)%	$94,322	1.11%	1.11%	3.03%	101%
C	10.25	0.22	(2.26)	(2.04)	(0.21)	—	(0.21)	8.00	(20.16)	9,744	1.85	1.85	2.27	101
I	10.31	0.31	(2.26)	(1.95)	(0.31)	—	(0.31)	8.05	(19.29)	618,285	0.84	0.84	3.26	101
R3	10.28	0.25	(2.24)	(1.99)	(0.26)	—	(0.26)	8.03	(19.72)	13,320	1.46	1.40	2.68	101
R4	10.29	0.28	(2.26)	(1.98)	(0.28)	—	(0.28)	8.03	(19.59)	4,544	1.16	1.16	2.91	101
R5	10.30	0.29	(2.24)	(1.95)	(0.31)	—	(0.31)	8.04	(19.31)	13,333	0.85	0.85	3.08	101
Y	10.31	0.32	(2.27)	(1.95)	(0.32)	—	(0.32)	8.04	(19.36)	247,391	0.85	0.83	3.35	101
F	10.31	0.32	(2.26)	(1.94)	(0.32)	—	(0.32)	8.05	(19.19)	472,832	0.74	0.74	3.33	101
SDR	10.30	0.32	(2.26)	(1.94)	(0.32)	—	(0.32)	8.04	(19.21)	643,506	0.74	0.74	3.34	101
For the Year Ended October 31, 2021
A	$7.76	$0.21	$2.57	$2.78	$(0.22)	$—	$(0.22)	$10.32	36.00%	$98,511	1.11%	1.11%	2.12%	85%
C	7.71	0.13	2.56	2.69	(0.15)	—	(0.15)	10.25	34.97	14,700	1.85	1.85	1.34	85
I	7.75	0.24	2.57	2.81	(0.25)	—	(0.25)	10.31	36.41	713,835	0.85	0.85	2.39	85
R3	7.73	0.18	2.56	2.74	(0.19)	—	(0.19)	10.28	35.61	17,169	1.46	1.40	1.81	85
R4	7.74	0.23	2.54	2.77	(0.22)	—	(0.22)	10.29	35.96	5,890	1.16	1.16	2.28	85
R5	7.75	0.23	2.57	2.80	(0.25)	—	(0.25)	10.30	36.25	18,070	0.85	0.85	2.28	85
Y	7.75	0.24	2.57	2.81	(0.25)	—	(0.25)	10.31	36.43	285,533	0.85	0.82	2.44	85
F	7.76	0.25	2.56	2.81	(0.26)	—	(0.26)	10.31	36.35	578,284	0.75	0.75	2.52	85
SDR	7.74	0.25	2.57	2.82	(0.26)	—	(0.26)	10.30	36.57	871,784	0.75	0.75	2.49	85
The accompanying notes are an integral part of these financial statements.

65

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders International Stock Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$22.88	$0.18	$0.48	$0.66	$(0.53)	$—	$(0.53)	$23.01	2.95%(6)	$407,521	1.03%(7)	1.03%(7)	1.59%(7)	23%
C	21.54	0.08	0.46	0.54	(0.40)	—	(0.40)	21.68	2.54 (6)	25,382	1.80 (7)	1.80 (7)	0.77 (7)	23
I	22.13	0.19	0.46	0.65	(0.59)	—	(0.59)	22.19	3.01 (6)	4,934,805	0.81 (7)	0.80 (7)	1.75 (7)	23
R3	21.90	0.14	0.45	0.59	(0.49)	—	(0.49)	22.00	2.74 (6)	5,911	1.34 (7)	1.34 (7)	1.27 (7)	23
R4	22.07	0.16	0.47	0.63	(0.52)	—	(0.52)	22.18	2.91 (6)	4,442	1.10 (7)	1.10 (7)	1.49 (7)	23
R5	22.14	0.19	0.47	0.66	(0.59)	—	(0.59)	22.21	3.06 (6)	32,823	0.80 (7)	0.80 (7)	1.73 (7)	23
Y	22.21	0.19	0.46	0.65	(0.59)	—	(0.59)	22.27	2.99 (6)	31,868	0.79 (7)	0.79 (7)	1.75 (7)	23
F	22.17	0.20	0.47	0.67	(0.61)	—	(0.61)	22.23	3.11 (6)	2,279,403	0.69 (7)	0.69 (7)	1.86 (7)	23
SDR	22.15	0.21	0.46	0.67	(0.61)	—	(0.61)	22.21	3.11 (6)	1,627,030	0.69 (7)	0.69 (7)	1.90 (7)	23
For the Year Ended October 31, 2025
A	$18.84	$0.27	$3.97	$4.24	$(0.20)	$—	$(0.20)	$22.88	22.75%	$394,817	1.05%	1.05%	1.35%	35%
C	17.74	0.11	3.75	3.86	(0.06)	—	(0.06)	21.54	21.81	25,331	1.80	1.80	0.57	35
I	18.23	0.31	3.84	4.15	(0.25)	—	(0.25)	22.13	23.08	5,108,928	0.81	0.80	1.59	35
R3	18.04	0.19	3.81	4.00	(0.14)	—	(0.14)	21.90	22.39	5,479	1.37	1.37	0.98	35
R4	18.17	0.24	3.84	4.08	(0.18)	—	(0.18)	22.07	22.67	5,048	1.11	1.11	1.23	35
R5	18.24	0.31	3.83	4.14	(0.24)	—	(0.24)	22.14	23.03	35,429	0.79	0.79	1.57	35
Y	18.28	0.31	3.86	4.17	(0.24)	—	(0.24)	22.21	23.14	34,133	0.80	0.80	1.56	35
F	18.26	0.34	3.83	4.17	(0.26)	—	(0.26)	22.17	23.21	2,350,844	0.69	0.69	1.70	35
SDR	18.24	0.33	3.84	4.17	(0.26)	—	(0.26)	22.15	23.24	1,597,256	0.69	0.69	1.68	35
For the Year Ended October 31, 2024
A	$15.22	$0.23	$3.56	$3.79	$(0.17)	$—	$(0.17)	$18.84	25.01%	$338,084	1.04%	1.04%	1.29%	27%
C	14.35	0.09	3.36	3.45	(0.06)	—	(0.06)	17.74	24.07	21,453	1.80	1.80	0.55	27
I	14.73	0.27	3.44	3.71	(0.21)	—	(0.21)	18.23	25.33	3,573,948	0.80	0.78	1.56	27
R3	14.59	0.17	3.40	3.57	(0.12)	—	(0.12)	18.04	24.57	3,477	1.39	1.39	0.98	27
R4	14.67	0.21	3.44	3.65	(0.15)	—	(0.15)	18.17	24.96	3,389	1.11	1.11	1.21	27
R5	14.74	0.27	3.44	3.71	(0.21)	—	(0.21)	18.24	25.30	29,965	0.80	0.80	1.54	27
Y	14.77	0.21	3.51	3.72	(0.21)	—	(0.21)	18.28	25.28	36,861	0.80	0.80	1.23	27
F	14.75	0.29	3.45	3.74	(0.23)	—	(0.23)	18.26	25.48	1,763,658	0.69	0.69	1.64	27
SDR	14.74	0.29	3.44	3.73	(0.23)	—	(0.23)	18.24	25.42	924,344	0.69	0.69	1.65	27
For the Year Ended October 31, 2023
A	$13.66	$0.20	$1.51	$1.71	$(0.15)	$—	$(0.15)	$15.22	12.58%	$270,142	1.05%	1.05%	1.25%	28%
C	12.88	0.08	1.43	1.51	(0.04)	—	(0.04)	14.35	11.70	18,355	1.80	1.80	0.50	28
I	13.23	0.23	1.47	1.70	(0.20)	—	(0.20)	14.73	12.88	2,577,667	0.80	0.80	1.50	28
R3	13.11	0.14	1.45	1.59	(0.11)	—	(0.11)	14.59	12.15	2,741	1.39	1.39	0.92	28
R4	13.18	0.20	1.44	1.64	(0.15)	—	(0.15)	14.67	12.50	3,477	1.12	1.12	1.30	28
R5	13.24	0.23	1.47	1.70	(0.20)	—	(0.20)	14.74	12.87	26,855	0.80	0.80	1.51	28
Y	13.27	0.23	1.47	1.70	(0.20)	—	(0.20)	14.77	12.84	121,306	0.81	0.81	1.51	28
F	13.26	0.25	1.45	1.70	(0.21)	—	(0.21)	14.75	12.89	1,149,690	0.70	0.70	1.57	28
SDR	13.24	0.25	1.46	1.71	(0.21)	—	(0.21)	14.74	12.98	712,263	0.70	0.70	1.60	28
The accompanying notes are an integral part of these financial statements.

66

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders International Stock Fund – (continued)
For the Year Ended October 31, 2022
A	$19.07	$0.25	$(5.36)	$(5.11)	$(0.16)	$(0.14)	$(0.30)	$13.66	(27.22)%	$210,992	1.06%	1.06%	1.56%	35%
C	17.97	0.13	(5.07)	(4.94)	(0.01)	(0.14)	(0.15)	12.88	(27.71)	15,313	1.81	1.81	0.84	35
I	18.49	0.28	(5.19)	(4.91)	(0.21)	(0.14)	(0.35)	13.23	(27.04)	1,897,371	0.80	0.80	1.79	35
R3	18.31	0.15	(5.11)	(4.96)	(0.10)	(0.14)	(0.24)	13.11	(27.43)	1,988	1.42	1.41	1.01	35
R4	18.42	0.23	(5.17)	(4.94)	(0.16)	(0.14)	(0.30)	13.18	(27.26)	3,618	1.12	1.12	1.49	35
R5	18.49	0.27	(5.17)	(4.90)	(0.21)	(0.14)	(0.35)	13.24	(26.99)	23,775	0.81	0.81	1.76	35
Y	18.54	0.30	(5.22)	(4.92)	(0.21)	(0.14)	(0.35)	13.27	(27.03)	136,982	0.81	0.81	1.87	35
F	18.52	0.29	(5.18)	(4.89)	(0.23)	(0.14)	(0.37)	13.26	(26.93)	692,063	0.70	0.70	1.86	35
SDR	18.50	0.28	(5.17)	(4.89)	(0.23)	(0.14)	(0.37)	13.24	(26.96)	553,856	0.71	0.71	1.84	35
For the Year Ended October 31, 2021
A	$14.14	$0.16	$4.77	$4.93	$(0.00)(5)	$—	$—	$19.07	34.90%	$285,278	1.06%	1.06%	0.89%	28%
C	13.43	0.02	4.52	4.54	—	—	—	17.97	33.80	20,788	1.80	1.80	0.13	28
I	13.71	0.21	4.62	4.83	(0.05)	—	(0.05)	18.49	35.30	1,981,793	0.79	0.79	1.18	28
R3	13.63	0.10	4.58	4.68	—	—	—	18.31	34.34	1,190	1.42	1.41	0.55	28
R4	13.67	0.14	4.61	4.75	(0.00)(5)	—	—	18.42	34.78	3,841	1.12	1.12	0.79	28
R5	13.72	0.20	4.62	4.82	(0.05)	—	(0.05)	18.49	35.20	24,588	0.81	0.81	1.14	28
Y	13.76	0.21	4.62	4.83	(0.05)	—	(0.05)	18.54	35.17	248,058	0.81	0.81	1.17	28
F	13.74	0.22	4.63	4.85	(0.07)	—	(0.07)	18.52	35.36	618,602	0.70	0.70	1.25	28
SDR	13.73	0.22	4.62	4.84	(0.07)	—	(0.07)	18.50	35.31	447,317	0.71	0.71	1.25	28

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Ratios do not include expenses of other investment companies, if applicable.
(4)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(5)	Amount is less than $0.01 per share.
(6)	Not annualized.
(7)	Annualized.
(8)
Includes foreign withholding tax reclaims. Without these tax reclaims, the Fund’s income per share for Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6, Class Y
and Class F would have been $0.10, $0.04, $0.13, $0.08, $0.10, $0.11, $0.14, $0.13 and $0.14, respectively. Without the tax reclaims, the Fund’s ratio of net investment income to average net assets for Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6, Class Y and Class F would have been 1.39%, 0.50%, 1.70%, 1.04%, 1.37%, 1.69%, 1.80%,
1.70% and 1.81%, respectively.

(9)
Includes foreign withholding tax reclaims. Without these tax reclaims, the Fund’s income per share for Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6, Class Y
and Class F would have been $0.10, $0.00, $0.13, $0.07, $0.10, $0.14, $0.16, $0.14 and $0.14, respectively. Without the tax reclaims, the Fund’s ratio of net investment income to average net assets for Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6, Class Y and Class F would have been 0.93%, 0.03%, 1.20%, 0.58%, 0.89%, 1.18%, 1.31%,
1.20% and 1.29%, respectively.

(10)
Includes foreign withholding tax reclaims. Without tax reclaims, the Fund’s income per share for Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6, Class Y and Class F
would have been $0.29, $0.21, $0.32, $0.23, $0.28, $0.31, $0.35, $0.33 and $0.34, respectively. Without the tax reclaims, the Fund’s ratio of net investment income to average net assets for Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6, Class Y and Class F would have been 2.32%, 1.69%, 2.53%, 1.85%, 2.21%, 2.46%, 2.66%, 2.51% and
2.72%, respectively.

(11)	Classes A, C, R5, Y and F of the Hartford Schroders International Contrarian Value Fund commenced operations on November 8, 2023.
(12)	Commenced operations on May 24, 2022.
(13)	Reflects the Fund’s portfolio turnover for the period May 24, 2022 through October 31, 2022.
(14)
Includes foreign withholding tax reclaims. Without tax reclaims, the Fund’s income per share for Class A, Class C, Class I, Class R3, Class R4, Class R5, Class Y, Class F and
Class SDR would have been $0.15, $0.09, $0.17, $0.13, $0.15, $0.15, $0.17, $0.17 and $0.18, respectively. Without the tax reclaims, the Fund’s ratio of net investment income to average net assets for Class A, Class C, Class I, Class R3, Class R4, Class R5, Class Y, Class F and Class SDR would have been 2.12%, 1.25%, 2.40%, 1.80%, 2.14%, 2.09%, 2.34%,
2.42% and 2.49%, respectively.

The accompanying notes are an integral part of these financial statements.

67

Hartford International/Global Equity Funds
 Notes to Financial Statements
 April 30, 2026 (Unaudited)

1.
Organization:
The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a "Company" and collectively, the "Companies") are each an open-end registered management investment company comprised of thirty-six and twelve series, respectively, as of April 30, 2026. Financial statements for the series of each Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.
The Hartford Mutual Funds, Inc.:	Classes
Hartford Climate Opportunities Fund (the "Climate Opportunities Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford Emerging Markets Equity Fund	A, C, I, R3, R4, R5, R6, Y and F
Hartford Global Impact Fund (the "Global Impact Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford International Equity Fund (the "International Equity Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford International Growth Fund (the "International Growth Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford International Opportunities Fund (the "International Opportunities Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford International Value Fund (the "International Value Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Mutual Funds II, Inc.:
Hartford Schroders Emerging Markets Equity Fund	A, C, I, R3, R4, R5, Y, F and SDR
Hartford Schroders International Contrarian Value Fund (the "International Contrarian Value Fund")	A, C, I, R5, Y, F and SDR
Hartford Schroders International Multi-Cap Value Fund (the "International Multi-Cap Value Fund")	A, C, I, R3, R4, R5, Y, F and SDR
Hartford Schroders International Stock Fund (the "International Stock Fund")	A, C, I, R3, R4, R5, Y, F and SDR
Class A shares of each Fund are sold with a front-end sales charge of up to 5.50%. Class C shares of each Fund are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y, F and SDR shares do not have a sales charge.
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

68

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

With respect to a Fund's investments that do not have readily available market prices, each Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order

69

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, such Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Non-cash dividends, received in the form of securities, are recorded as income at fair value. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which such Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. Professional fees for assistance with tax reclaims, typically contingent on successful receipt, are recorded in Professional Fees on the Statement of Operations when due. The professional fees related to pursuing these tax reclaims are not subject to the Investment Management expense limitation agreement.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements. As of April 30, 2026, there were no repurchase agreements purchased through joint trading accounts.

70

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business  on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the respective Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of Climate Opportunities Fund, Hartford Emerging Markets Equity Fund, Global Impact Fund, International Equity Fund, International Growth Fund, International Opportunities Fund, International Value Fund, Hartford Schroders Emerging Markets Equity Fund, International Contrarian Value Fund and International Stock Fund is to pay dividends from net investment income, if any, annually and realized gains, if any, at least once a year. The policy of International Multi-Cap Value Fund is to pay dividends from net investment income, if any, quarterly, and realized gains, if any, at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
h)
Segment Reporting – The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund’s financial statements and financial highlights.
3.
Securities and Other Investments:
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2026.
4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by a Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are

71

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended April 30, 2026, the International Multi-Cap Value Fund had used foreign currency contracts.
b)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2026, each of Hartford Emerging Markets Equity Fund, International Equity Fund, International Value Fund and International Multi-Cap Value Fund had used futures contracts.
c)
Additional Derivative Instrument Information:
Hartford Emerging Markets Equity Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$721,805	$—	$721,805
Total	$—	$—	$—	$721,805	$—	$721,805

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$413,961	$—	$413,961
Total	$—	$—	$—	$413,961	$—	$413,961
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$721,553	$—	$721,553
Total	$—	$—	$—	$721,553	$—	$721,553

72

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Hartford Emerging Markets Equity Fund – (continued)
For the period ended April 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	79
International Equity Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$157,498	$—	$157,498
Total	$—	$—	$—	$157,498	$—	$157,498
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$161,008	$—	$161,008
Total	$—	$—	$—	$161,008	$—	$161,008

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(212,462)	$—	$(212,462)
Total	$—	$—	$—	$(212,462)	$—	$(212,462)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$82,797	$—	$82,797
Total	$—	$—	$—	$82,797	$—	$82,797
For the period ended April 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	56

73

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

International Value Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$1,464,870	$—	$1,464,870
Total	$—	$—	$—	$1,464,870	$—	$1,464,870

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$9,443,460	$—	$9,443,460
Total	$—	$—	$—	$9,443,460	$—	$9,443,460
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$1,668,550	$—	$1,668,550
Total	$—	$—	$—	$1,668,550	$—	$1,668,550
For the period ended April 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	710
International Multi-Cap Value Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$2,235,929	$—	$2,235,929
Total	$—	$—	$—	$2,235,929	$—	$2,235,929

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

74

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

International Multi-Cap Value Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$1,400,721	$—	$1,400,721
Net realized gain (loss) on foreign currency contracts	—	(1,469)	—	—	—	(1,469)
Total	$—	$(1,469)	$—	$1,400,721	$—	$1,399,252
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$2,398,849	$—	$2,398,849
Total	$—	$—	$—	$2,398,849	$—	$2,398,849
For the period ended April 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	238
Foreign Currency Contracts Sold at Contract Amount	$392,033
d)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2026:
Hartford Emerging Markets Equity Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$721,805	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	721,805	—
Derivatives not subject to a MNA	(721,805)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

International Equity Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$157,498	$(161,008)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	157,498	(161,008)
Derivatives not subject to a MNA	(157,498)	161,008
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

75

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

International Value Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$1,464,870	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,464,870	—
Derivatives not subject to a MNA	(1,464,870)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

International Multi-Cap Value Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$2,235,929	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,235,929	—
Derivatives not subject to a MNA	(2,235,929)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Geopolitical events (including wars, military conflicts, trade disputes, tariffs, economic sanctions, export controls, retaliatory measures, pandemics and epidemics) may inject uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services, and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2026. Accordingly, no provision for federal income or excise taxes

76

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
Management evaluated each Fund's investments in foreign markets for the current tax year. As of April 30, 2026, each of the listed Funds incurred foreign income tax payments that met the disclosure threshold. The other Funds incurred foreign income tax payments that were considered immaterial for disclosure purposes.
The cash payments for income taxes made by the Funds to foreign jurisdictions, after accounting for any refunds, were as follows:
Hartford Emerging Markets Equity Fund
Income taxes by foreign jurisdiction:	Value
Brazil	$77,296
China	75,729
India	172,376
South Africa	47,384
South Korea	218,621
Taiwan	96,642
Other*	35,512
Total income taxes paid, net of refunds	$723,560

*Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Fund.

Global Impact Fund
Income taxes by foreign jurisdiction:	Value
Brazil	$21,302
India	99,703
South Africa	18,908
Taiwan	20,441
Other*	34,226
Total income taxes paid, net of refunds	$194,580

*Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Fund.

International Equity Fund
Income taxes by foreign jurisdiction:	Value
Brazil	$41,044
Canada	66,671
India	127,386
Italy	55,555
Japan	118,931
South Korea	82,400
Switzerland	104,190
Taiwan	60,128
Other*	162,501
Total income taxes paid, net of refunds	$818,806

*Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Fund.

International Opportunities Fund
Income taxes by foreign jurisdiction:	Value
Brazil	$208,266
Canada	315,414
Germany	593,152
India	1,551,704
Italy	370,339
Japan	497,850
South Korea	388,126
Taiwan	297,012
Other*	(521,962)
Total income taxes paid, net of refunds	$3,699,901

*Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Fund.

77

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

International Value Fund
Income taxes by foreign jurisdiction:	Value
Brazil	$1,399,083
Germany	942,409
Italy	2,503,187
Japan	3,351,945
Netherlands	1,310,040
South Africa	993,706
South Korea	1,803,409
Other*	3,286,846
Total income taxes paid, net of refunds	$15,590,625

*Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Fund.

Hartford Schroders Emerging Markets Equity Fund
Income taxes by foreign jurisdiction:	Value
Brazil	$856,555
China	516,052
India	509,270
Indonesia	533,516
South Africa	801,510
South Korea	2,719,042
Taiwan	1,578,730
Other*	545,222
Total income taxes paid, net of refunds	$8,059,897

*Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Fund.

International Contrarian Value Fund
Income taxes by foreign jurisdiction:	Value
Denmark	$15,431
Germany	23,351
Italy	12,330
Japan	23,429
Netherlands	48,380
South Korea	27,999
Spain	11,602
Switzerland	23,265
United Kingdom	15,124
Other*	15,569
Total income taxes paid, net of refunds	$216,480

*Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Fund.

International Multi-Cap Value Fund
Income taxes by foreign jurisdiction:	Value
Canada	$517,456
Italy	346,756
Japan	673,825
South Korea	465,093
Spain	490,760
Switzerland	687,819
Other*	1,248,303
Total income taxes paid, net of refunds	$4,430,012

*Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Fund.

International Stock Fund
Income taxes by foreign jurisdiction:	Value
Germany	$845,888
Japan	1,412,129
Norway	1,371,968
Spain	722,907
Sweden	3,496,001
Switzerland	1,746,250
Taiwan	872,532
Other*	2,658,009
Total income taxes paid, net of refunds	$13,125,684

*Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Fund.

78

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

b)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2025 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Global Impact Fund*	$14,562,919	$16,098,490
Hartford Schroders Emerging Markets Equity Fund	893,771,787	76,028,530
International Stock Fund	9,407,219	—

*	Future utilization of losses are subject to limitation under current tax laws.
During the year ended October 31, 2025, Hartford Emerging Markets Equity Fund utilized $24,648,607, Global Impact Fund utilized $10,889,620, International Equity Fund utilized $5,206,709, International Growth Fund utilized $18,674,628, International Opportunities Fund utilized $116,379,620, International Value Fund utilized $32,062,014, Hartford Schroders Emerging Markets Equity Fund utilized $351,840,758, International Multi-Cap Value Fund utilized $139,755,403 and International Stock Fund utilized $272,799,115 of prior year capital loss carryforwards, respectively.
The Climate Opportunities Fund, Hartford Emerging Markets Equity Fund, International Equity Fund, International Growth Fund, International Opportunities Fund, International Value Fund, International Contrarian Value Fund and International Multi-Cap Value Fund had no capital loss carryforwards for U.S. federal tax purposes as of October 31, 2025.
c)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2026 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Climate Opportunities Fund	$84,877,452	$41,419,959	$(1,646,478)	$39,773,481
Hartford Emerging Markets Equity Fund	419,527,212	207,819,464	(33,926,206)	173,893,258
Global Impact Fund	252,562,298	91,481,052	(12,982,838)	78,498,214
International Equity Fund	517,748,421	253,408,126	(25,801,081)	227,607,045
International Growth Fund	292,994,529	181,075,437	(13,340,987)	167,734,450
International Opportunities Fund	2,824,329,504	1,323,828,432	(106,436,997)	1,217,391,435
International Value Fund	11,097,240,562	3,826,822,940	(501,097,618)	3,325,725,322
Hartford Schroders Emerging Markets Equity Fund	3,713,792,130	3,992,300,048	(177,311,786)	3,814,988,262
International Contrarian Value Fund	193,272,481	42,209,253	(7,525,405)	34,683,848
International Multi-Cap Value Fund	2,425,025,215	897,998,547	(25,706,070)	872,292,477
International Stock Fund	7,004,192,322	2,591,700,905	(418,474,766)	2,173,226,139
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund's investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Insurance Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund.  HFMC has entered into sub-advisory agreements with each of Wellington Management Company LLP (“Wellington Management”) and Schroder Investment Management North America Inc. (“SIMNA”).  Wellington Management serves as a sub-adviser to each of Climate Opportunities Fund, Hartford Emerging Markets Equity Fund, Global Impact Fund, International Equity Fund, International Growth Fund, International Opportunities Fund, and International Value Fund (each a “Wellington Sub-Advised Fund” and collectively, the “Wellington Sub-Advised Funds”). Wellington Management performs the daily investment of the assets for the Wellington Sub-Advised Funds (or portion thereof in the case of Climate Opportunities Fund). SIMNA serves as the sub-adviser to each of Climate Opportunities Fund, Hartford Schroders Emerging Markets Equity Fund, International Contrarian Value Fund, International Multi-Cap Value Fund and International Stock Fund (each a “Schroders Sub-Advised Fund” and collectively, the “Schroders Sub-Advised Funds”), and Schroder Investment Management North America Limited ("SIMNA Ltd."), an affiliate of SIMNA, serves as a sub-sub-adviser to each of the Schroders Sub-Advised Funds. SIMNA performs the daily investment of the assets for the Schroders Sub-Advised Funds (or portion thereof in the case of Climate Opportunities Fund), and SIMNA may allocate assets to or from SIMNA Ltd. in connection with the daily investment of the assets for the Schroders Sub-Advised Funds (or

79

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

portion thereof in the case of Climate Opportunities Fund). HFMC pays a sub-advisory fee to Wellington Management and/or SIMNA, as applicable, out of its management fee. SIMNA pays the sub-sub-advisory fees to SIMNA Ltd. out of the sub-advisory fees received from HFMC.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2026; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
Climate Opportunities Fund	0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion
Hartford Emerging Markets Equity Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% over $1 billion
Global Impact Fund	0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion
International Equity Fund	0.4600% on first $1 billion and;
0.4500% on next $1 billion and;
0.4400% on next $3 billion and;
0.4300% over $5 billion
International Growth Fund	0.8000% on first $250 million and;
0.7500% on next $250 million and;
0.7000% on next $500 million and;
0.6500% over $1 billion
International Opportunities Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6400% on next $1.5 billion and;
0.6350% on next $2.5 billion and;
0.6300% on next $5 billion and;
0.6250% over $10 billion
International Value Fund	0.8500% on first $500 million and;
0.8000% on next $500 million and;
0.7500% on next $4 billion and;
0.7475% on next $5 billion and;
0.7450% over $10 billion
Hartford Schroders Emerging Markets Equity Fund	0.9500% on first $1 billion and;
0.9000% on next $4 billion and;
0.8900% on next $5 billion and;
0.8850% over $10 billion
International Contrarian Value Fund	0.6500% on first $1 billion and;
0.6100% over $1 billion
International Multi-Cap Value Fund	0.7200% on first $1 billion and;
0.6800% on next $4 billion and;
0.6750% on next $5 billion and;
0.6700% over $10 billion
International Stock Fund	0.6700% on first $1 billion and;
0.6500% on next $4 billion and;
0.6450% on next $5 billion and;
0.6400% over $10 billion
b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street. In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC

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 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)
Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2026, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) through February 28, 2027 (unless the applicable Board of Directors approves its earlier termination) as follows for the following Funds:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Climate Opportunities Fund	1.19%	1.94%	0.89%	1.41%	1.11%	0.81%	0.69%	0.79%	0.69%	N/A
Hartford Emerging Markets Equity Fund	1.45%	2.20%	1.16%	1.70%	1.45%	1.15%	0.98%	1.10%	0.98%	N/A
Global Impact Fund	1.19%	1.94%	0.89%	1.41%	1.11%	0.81%	0.69%	0.79%	0.69%	N/A
International Growth Fund	1.30%	2.05%	0.98%	1.57%	1.27%	1.00%	0.85%	0.95%	0.85%	N/A
International Contrarian Value Fund	1.15%	1.95%	0.85%	N/A	N/A	0.80%	N/A	0.80%	0.70%	0.70%
d)
Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the six-month period ended April 30, 2026, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The impacted annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the six-month period ended April 30, 2026 is as follows: Global Impact Fund Class I (0.87%). The amount of fees recaptured by the other Funds did not impact the ratio of expenses to average net assets in the financial highlights.
e)
Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2026, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:
Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Climate Opportunities Fund	$25,977	$75
Hartford Emerging Markets Equity Fund	12,271	92
Global Impact Fund	45,425	5
International Equity Fund	60,224	243
International Growth Fund	15,555	69
International Opportunities Fund	102,625	1,919
International Value Fund	322,074	2,696
Hartford Schroders Emerging Markets Equity Fund	32,564	193
International Contrarian Value Fund	5,642	—
International Multi-Cap Value Fund	99,337	291
International Stock Fund	123,661	2,569
The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class  R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine.  Any 12b-1 fees attributable to assets held

81

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable share class of the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)
Remuneration Paid to Directors and Officers – For the six-month period ended April 30, 2026, the remuneration paid to directors is disclosed in the Statements of Operations under the caption "Board of Directors' fees." The Funds pay a portion of each Company's chief compliance officer’s ("CCO") compensation, but otherwise do not pay salaries or compensation to any of their officers or directors who are employed by HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2026, the compensation paid to the CCO is included on the Statements of Operations as “Chief Compliance Officer fees”.
g)
Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company's Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc. ("HFMG"), allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.250%
Class C	0.250%
Class I	0.200%
Class R3	0.220%
Class R4	0.170%
Class R5	0.120%
Class R6	0.004%
Class Y	0.110%
Class F	0.004%
Class SDR	0.004%
Effective February 27, 2026, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for the share classes of the Funds listed below through February 28, 2027, unless the applicable Board of Directors approves its earlier termination.
Fund	Class I
International Value Fund	0.119%
International Stock Fund	0.116%
From November 1, 2025 through February 27, 2026, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class A	Class I
International Value Fund	N/A	0.106%
Hartford Schroders Emerging Markets Equity Fund	0.200%	N/A
International Stock Fund	N/A	0.112%

Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

82

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

For the six-month period ended April 30, 2026, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Climate Opportunities Fund	0.12%	0.17%	0.12%	0.21%	0.16%	0.12%	0.00%*	0.11%	0.00%*	N/A
Hartford Emerging Markets Equity Fund	0.20%	0.16%	0.10%	0.20%	0.15%	0.04%	0.00%*	0.10%	0.00%*	N/A
Global Impact Fund	0.20%	0.25%	0.16%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*	N/A
International Equity Fund	0.16%	0.25%	0.10%	0.22%	0.17%	0.11%	0.00%*	0.10%	0.00%*	N/A
International Growth Fund	0.18%	0.25%	0.08%	0.21%	0.17%	0.12%	0.00%*	0.11%	0.00%*	N/A
International Opportunities Fund	0.13%	0.20%	0.09%	0.22%	0.16%	0.10%	0.00%*	0.10%	0.00%*	N/A
International Value Fund	0.11%	0.08%	0.11%	0.19%	0.13%	0.10%	0.00%*	0.09%	0.00%*	N/A
Hartford Schroders Emerging Markets Equity Fund	0.20%	0.11%	0.09%	0.19%	0.14%	0.12%	N/A	0.11%	0.00%*	0.00%*
International Contrarian Value Fund	0.05%	0.05%	0.07%	N/A	N/A	0.03%	N/A	0.08%	0.00%*	0.00%*
International Multi-Cap Value Fund	0.10%	0.13%	0.11%	0.20%	0.15%	0.09%	N/A	0.10%	0.00%*	0.00%*
International Stock Fund	0.10%	0.11%	0.11%	0.16%	0.17%	0.12%	N/A	0.10%	0.00%*	0.00%*

*	Percentage rounds to zero.
8.
Securities Lending:
A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

83

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of April 30, 2026.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Climate Opportunities Fund	$1,744,814	$—	$1,821,560 (2)
Hartford Emerging Markets Equity Fund	3,602,346	1,693,143	2,109,083 (2)
Global Impact Fund	10,399,902	2,322,954	8,521,387 (2)
International Equity Fund	48,293,685	28,755,238	21,816,127 (2)
International Growth Fund	22,145,872	21,334,199	1,767,603 (2)
International Opportunities Fund	82,178,684	29,260,923	56,102,942 (2)
International Value Fund	727,762,553	293,059,659	472,970,966 (2)
Hartford Schroders Emerging Markets Equity Fund	11,028,028	5,457,576	5,950,120 (2)
International Contrarian Value Fund	14,141,953	6,069,583	8,787,095 (2)
International Multi-Cap Value Fund	121,646,924	85,878,076	41,833,332 (2)
International Stock Fund	—	—	—

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing.

(2)	The non-cash collateral consisted of U.S. Government securities.
9.
Affiliate Holdings:
As of April 30, 2026, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Climate Opportunities Fund	—	—	—	7%	92%	8%	—	—	—	N/A
Hartford Emerging Markets Equity Fund	—	—	—	0%*	—	1%	0%*	—	—	N/A
International Growth Fund	—	—	—	—	0%*	—	—	—	—	N/A
Hartford Schroders Emerging Markets Equity Fund	—	—	—	10%	—	100%	N/A	—	—	—
International Contrarian Value Fund	4%	16%	9%	N/A	N/A	89%	N/A	2%	0%*	0%*

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Climate Opportunities Fund	—	—	—	0%*	0%*	0%*	—	—	—	N/A
Hartford Emerging Markets Equity Fund	—	—	—	0%*	—	0%*	0%*	—	—	N/A
International Growth Fund	—	—	—	—	0%*	—	—	—	—	N/A
Hartford Schroders Emerging Markets Equity Fund	—	—	—	0%*	—	0%*	N/A	—	—	—
International Contrarian Value Fund	0%*	0%*	6%	N/A	N/A	0%*	N/A	0%*	0%*	0%*

*	Percentage rounds to zero.
As of April 30, 2026, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund*
International Growth Fund	14%
International Opportunities Fund	3%
Hartford Schroders Emerging Markets Equity Fund	1%
International Contrarian Value Fund	20%
International Multi-Cap Value Fund	1%

*	As of April 30, 2026, affiliated funds of funds and the 529 plan were invested in Class F shares.

84

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

10.
Investment Transactions:
For the six-month period ended April 30, 2026, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Climate Opportunities Fund	$40,581,028	$53,192,831	$40,581,028	$53,192,831
Hartford Emerging Markets Equity Fund	227,376,433	211,518,249	227,376,433	211,518,249
Global Impact Fund	95,558,856	98,648,418	95,558,856	98,648,418
International Equity Fund	178,813,451	196,316,383	178,813,451	196,316,383
International Growth Fund	110,398,306	61,406,196	110,398,306	61,406,196
International Opportunities Fund	896,581,104	1,259,767,282	896,581,104	1,259,767,282
International Value Fund	3,145,994,183	1,429,419,809	3,145,994,183	1,429,419,809
Hartford Schroders Emerging Markets Equity Fund	1,593,193,118	1,734,780,547	1,593,193,118	1,734,780,547
International Contrarian Value Fund	86,733,339	28,584,489	86,733,339	28,584,489
International Multi-Cap Value Fund	2,210,986,974	2,087,228,023	2,210,986,974	2,087,228,023
International Stock Fund	2,125,114,802	2,489,521,368	2,125,114,802	2,489,521,368
11.
Capital Share Transactions:
The following information is for the six-month period ended April 30, 2026 and the year ended October 31, 2025:
	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Climate Opportunities Fund
Class A
Shares Sold	58,037	$1,118,938	126,430	$2,152,066
Shares Issued for Reinvested Dividends	106,559	1,960,006	53,962	913,998
Shares Redeemed	(133,325)	(2,522,096)	(561,091)	(9,662,248)
Net Increase (Decrease)	31,271	556,848	(380,699)	(6,596,184)
Class C
Shares Sold	1,700	$30,629	8,367	$145,892
Shares Issued for Reinvested Dividends	7,660	135,731	3,125	51,622
Shares Redeemed	(17,338)	(323,492)	(21,957)	(349,831)
Net Increase (Decrease)	(7,978)	(157,132)	(10,465)	(152,317)
Class I
Shares Sold	71,431	$1,326,505	266,752	$4,581,191
Shares Issued for Reinvested Dividends	56,831	1,027,506	36,337	602,307
Shares Redeemed	(138,328)	(2,562,234)	(614,631)	(10,170,525)
Net Increase (Decrease)	(10,066)	(208,223)	(311,542)	(4,987,027)
Class R3
Shares Sold	218	$4,037	3,966	$67,945
Shares Issued for Reinvested Dividends	488	8,820	667	11,158
Shares Redeemed	(631)	(12,198)	(25,845)	(409,122)
Net Increase (Decrease)	75	659	(21,212)	(330,019)
Class R4
Shares Sold	9	$158	20,400	$322,544
Shares Issued for Reinvested Dividends	40	728	17	281
Shares Redeemed	—	—	(20,393)	(326,010)
Net Increase (Decrease)	49	886	24	(3,185)
Class R5
Shares Sold	—	$—	5,901	$95,768
Shares Issued for Reinvested Dividends	498	8,938	5,756	94,614
Shares Redeemed	—	—	(219,518)	(3,470,471)
Net Increase (Decrease)	498	8,938	(207,861)	(3,280,089)

85

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class R6
Shares Sold	80,036	$1,461,981	344,540	$5,543,395
Shares Issued for Reinvested Dividends	29,562	527,633	6,055	98,903
Shares Redeemed	(315,989)	(5,966,874)	(186,559)	(3,184,459)
Net Increase (Decrease)	(206,391)	(3,977,260)	164,036	2,457,839
Class Y
Shares Sold	12,424	$245,395	31,560	$550,065
Shares Issued for Reinvested Dividends	18,354	337,419	11,912	200,355
Shares Redeemed	(32,800)	(619,034)	(190,669)	(3,278,870)
Net Increase (Decrease)	(2,022)	(36,220)	(147,197)	(2,528,450)
Class F
Shares Sold	153,057	$2,923,854	288,750	$4,977,168
Shares Issued for Reinvested Dividends	138,231	2,573,581	77,398	1,316,092
Shares Redeemed	(326,938)	(6,264,941)	(862,446)	(14,957,275)
Net Increase (Decrease)	(35,650)	(767,506)	(496,298)	(8,664,015)
Total Net Increase (Decrease)	(230,214)	$(4,579,010)	(1,411,214)	$(24,083,447)

Hartford Emerging Markets Equity Fund
Class A
Shares Sold	153,351	$2,013,064	206,977	$2,269,872
Shares Issued for Reinvested Dividends	98,218	1,199,309	53,372	533,719
Shares Redeemed	(226,111)	(2,943,844)	(365,548)	(3,976,661)
Net Increase (Decrease)	25,458	268,529	(105,199)	(1,173,070)
Class C
Shares Sold	56,493	$707,156	8,589	$89,384
Shares Issued for Reinvested Dividends	2,212	26,554	1,589	15,670
Shares Redeemed	(18,204)	(228,335)	(39,448)	(405,948)
Net Increase (Decrease)	40,501	505,375	(29,270)	(300,894)
Class I
Shares Sold	5,358,234	$70,266,229	7,012,874	$75,842,744
Shares Issued for Reinvested Dividends	517,879	6,313,402	148,103	1,478,071
Shares Redeemed	(1,414,644)	(18,771,855)	(3,356,834)	(37,176,472)
Net Increase (Decrease)	4,461,469	57,807,776	3,804,143	40,144,343
Class R3
Shares Sold	4,903	$64,252	47,914	$536,537
Shares Issued for Reinvested Dividends	2,507	30,503	725	7,231
Shares Redeemed	(15,898)	(202,475)	(9,094)	(102,608)
Net Increase (Decrease)	(8,488)	(107,720)	39,545	441,160
Class R4
Shares Sold	6,677	$88,984	5,945	$70,951
Shares Issued for Reinvested Dividends	1,200	14,966	470	4,796
Shares Redeemed	(2,635)	(35,390)	(1,144)	(11,919)
Net Increase (Decrease)	5,242	68,560	5,271	63,828
Class R5
Shares Sold	87,725	$1,150,083	9,826	$111,841
Shares Issued for Reinvested Dividends	617	7,436	95	937
Shares Redeemed	(3,901)	(49,320)	(661)	(6,887)
Net Increase (Decrease)	84,441	1,108,199	9,260	105,891
Class R6
Shares Sold	488,451	$6,409,288	836,382	$9,228,902
Shares Issued for Reinvested Dividends	52,620	640,858	2,730	27,187
Shares Redeemed	(229,669)	(2,953,389)	(101,678)	(1,164,721)
Net Increase (Decrease)	311,402	4,096,757	737,434	8,091,368
Class Y
Shares Sold	309,384	$3,949,015	2,339,828	$24,163,921
Shares Issued for Reinvested Dividends	282,852	3,434,328	189,140	1,880,049
Shares Redeemed	(457,261)	(5,822,074)	(2,499,409)	(26,714,839)
Net Increase (Decrease)	134,975	1,561,269	29,559	(670,869)

86

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class F
Shares Sold	3,247,048	$41,976,860	11,313,329	$116,274,019
Shares Issued for Reinvested Dividends	103,026	1,246,700	39,906	394,673
Shares Redeemed	(4,795,617)	(62,659,104)	(12,153,495)	(130,640,573)
Net Increase (Decrease)	(1,445,543)	(19,435,544)	(800,260)	(13,971,881)
Total Net Increase (Decrease)	3,609,457	$45,873,201	3,690,483	$32,729,876

Global Impact Fund
Class A
Shares Sold	401,108	$6,793,805	589,907	$9,678,396
Shares Issued for Reinvested Dividends	8,082	137,315	22,253	346,475
Shares Redeemed	(392,844)	(6,763,289)	(474,680)	(7,730,929)
Net Increase (Decrease)	16,346	167,831	137,480	2,293,942
Class C
Shares Sold	1,018	$16,385	11,587	$179,443
Shares Redeemed	(7,735)	(127,706)	(48,233)	(753,723)
Net Increase (Decrease)	(6,717)	(111,321)	(36,646)	(574,280)
Class I
Shares Sold	221,811	$3,798,773	1,320,444	$21,264,889
Shares Issued for Reinvested Dividends	15,086	255,252	36,015	558,586
Shares Redeemed	(618,059)	(10,567,102)	(1,721,866)	(26,734,848)
Net Increase (Decrease)	(381,162)	(6,513,077)	(365,407)	(4,911,373)
Class R3
Shares Sold	34,819	$579,846	73,405	$1,156,212
Shares Issued for Reinvested Dividends	46	771	1,756	26,871
Shares Redeemed	(52,721)	(881,712)	(118,104)	(1,863,516)
Net Increase (Decrease)	(17,856)	(301,095)	(42,943)	(680,433)
Class R4
Shares Sold	2,146	$36,532	5,324	$85,379
Shares Issued for Reinvested Dividends	207	3,511	521	8,098
Shares Redeemed	(13,774)	(233,637)	(8,918)	(140,010)
Net Increase (Decrease)	(11,421)	(193,594)	(3,073)	(46,533)
Class R5
Shares Sold	2,811	$47,275	11,497	$188,460
Shares Issued for Reinvested Dividends	320	5,353	540	8,286
Shares Redeemed	(8,234)	(138,064)	(2,036)	(33,444)
Net Increase (Decrease)	(5,103)	(85,436)	10,001	163,302
Class R6
Shares Sold	246,303	$4,172,528	1,550,567	$25,590,582
Shares Issued for Reinvested Dividends	18,520	310,391	20,118	309,011
Shares Redeemed	(275,141)	(4,709,693)	(662,316)	(10,435,976)
Net Increase (Decrease)	(10,318)	(226,774)	908,369	15,463,617
Class Y
Shares Sold	132,652	$2,254,487	907,222	$14,036,867
Shares Issued for Reinvested Dividends	7,419	124,645	4,226	65,080
Shares Redeemed	(238,039)	(4,048,666)	(103,470)	(1,664,973)
Net Increase (Decrease)	(97,968)	(1,669,534)	807,978	12,436,974
Class F
Shares Sold	1,418,415	$24,223,422	3,445,231	$56,230,886
Shares Issued for Reinvested Dividends	61,068	1,030,823	71,726	1,110,324
Shares Redeemed	(982,290)	(16,873,085)	(1,327,268)	(21,514,990)
Net Increase (Decrease)	497,193	8,381,160	2,189,689	35,826,220
Total Net Increase (Decrease)	(17,006)	$(551,840)	3,605,448	$59,971,436

87

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
International Equity Fund
Class A
Shares Sold	444,091	$6,778,194	554,731	$7,530,396
Shares Issued for Reinvested Dividends	2,473,883	36,607,042	744,837	8,886,086
Shares Redeemed	(2,366,485)	(35,977,902)	(4,759,150)	(62,995,324)
Net Increase (Decrease)	551,489	7,407,334	(3,459,582)	(46,578,842)
Class C
Shares Sold	27,731	$418,628	62,304	$852,198
Shares Issued for Reinvested Dividends	15,374	226,553	2,819	33,654
Shares Redeemed	(73,218)	(1,113,537)	(171,524)	(2,334,193)
Net Increase (Decrease)	(30,113)	(468,356)	(106,401)	(1,448,341)
Class I
Shares Sold	338,962	$5,270,509	993,733	$13,782,751
Shares Issued for Reinvested Dividends	306,588	4,603,147	81,301	981,309
Shares Redeemed	(598,000)	(9,096,088)	(589,763)	(7,883,424)
Net Increase (Decrease)	47,550	777,568	485,271	6,880,636
Class R3
Shares Sold	54,081	$826,382	157,108	$2,141,820
Shares Issued for Reinvested Dividends	33,689	496,653	7,999	95,192
Shares Redeemed	(129,566)	(1,936,815)	(594,273)	(7,501,250)
Net Increase (Decrease)	(41,796)	(613,780)	(429,166)	(5,264,238)
Class R4
Shares Sold	6,665	$102,586	20,990	$278,393
Shares Issued for Reinvested Dividends	11,398	169,713	3,337	40,050
Shares Redeemed	(19,768)	(298,179)	(46,666)	(623,379)
Net Increase (Decrease)	(1,705)	(25,880)	(22,339)	(304,936)
Class R5
Shares Sold	1,581	$20,700	9,129	$103,053
Shares Issued for Reinvested Dividends	3,613	46,118	1,070	11,095
Shares Redeemed	(1,257)	(16,410)	(14,363)	(158,552)
Net Increase (Decrease)	3,937	50,408	(4,164)	(44,404)
Class R6
Shares Sold	62,443	$964,116	168,470	$2,244,814
Shares Issued for Reinvested Dividends	35,568	537,137	9,878	119,819
Shares Redeemed	(56,803)	(902,878)	(330,505)	(4,691,799)
Net Increase (Decrease)	41,208	598,375	(152,157)	(2,327,166)
Class Y
Shares Sold	25,036	$387,090	53,100	$714,375
Shares Issued for Reinvested Dividends	16,340	245,736	9,810	118,599
Shares Redeemed	(25,787)	(397,173)	(277,576)	(3,820,934)
Net Increase (Decrease)	15,589	235,653	(214,666)	(2,987,960)
Class F
Shares Sold	426,137	$6,600,618	494,955	$6,658,529
Shares Issued for Reinvested Dividends	314,756	4,755,346	108,164	1,313,109
Shares Redeemed	(481,454)	(7,487,370)	(863,328)	(11,643,319)
Net Increase (Decrease)	259,439	3,868,594	(260,209)	(3,671,681)
Total Net Increase (Decrease)	845,598	$11,829,916	(4,163,413)	$(55,746,932)

International Growth Fund
Class A
Shares Sold	111,199	$2,393,408	253,261	$4,739,482
Shares Issued for Reinvested Dividends	53,172	1,139,675	3,169	54,606
Shares Redeemed	(424,525)	(9,098,760)	(971,379)	(18,184,337)
Net Increase (Decrease)	(260,154)	(5,565,677)	(714,949)	(13,390,249)
Class C
Shares Sold	6,031	$114,623	9,613	$164,339
Shares Issued for Reinvested Dividends	209	3,979	—	—
Shares Redeemed	(16,784)	(316,941)	(27,143)	(455,628)
Net Increase (Decrease)	(10,544)	(198,339)	(17,530)	(291,289)

88

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class I
Shares Sold	4,716,683	$97,637,628	1,867,084	$37,943,836
Shares Issued for Reinvested Dividends	52,748	1,119,394	5,714	97,477
Shares Redeemed	(806,089)	(17,126,780)	(406,364)	(7,566,219)
Net Increase (Decrease)	3,963,342	81,630,242	1,466,434	30,475,094
Class R3
Shares Sold	4,219	$93,378	12,862	$234,527
Shares Issued for Reinvested Dividends	222	4,809	—	—
Shares Redeemed	(2,370)	(52,183)	(13,304)	(243,752)
Net Increase (Decrease)	2,071	46,004	(442)	(9,225)
Class R4
Shares Sold	370	$8,209	3,149	$59,104
Shares Issued for Reinvested Dividends	208	4,597	45	795
Shares Redeemed	(23,085)	(505,790)	(13,908)	(255,922)
Net Increase (Decrease)	(22,507)	(492,984)	(10,714)	(196,023)
Class R5
Shares Sold	206	$4,646	2,710	$55,034
Shares Issued for Reinvested Dividends	215	4,800	117	2,107
Shares Redeemed	(1,807)	(40,477)	(18,834)	(362,486)
Net Increase (Decrease)	(1,386)	(31,031)	(16,007)	(305,345)
Class R6
Shares Sold	81,215	$1,851,195	47,107	$941,120
Shares Issued for Reinvested Dividends	1,838	41,243	595	10,725
Shares Redeemed	(86,418)	(1,966,958)	(39,603)	(801,560)
Net Increase (Decrease)	(3,365)	(74,520)	8,099	150,285
Class Y
Shares Sold	4,602	$103,235	188,262	$4,127,486
Shares Issued for Reinvested Dividends	1,854	41,506	385	6,928
Shares Redeemed	(57,355)	(1,296,438)	(119,256)	(2,611,582)
Net Increase (Decrease)	(50,899)	(1,151,697)	69,391	1,522,832
Class F
Shares Sold	396,145	$8,352,903	1,043,319	$18,468,561
Shares Issued for Reinvested Dividends	122,610	2,604,234	50,749	866,801
Shares Redeemed	(923,103)	(19,748,903)	(2,398,448)	(44,954,659)
Net Increase (Decrease)	(404,348)	(8,791,766)	(1,304,380)	(25,619,297)
Total Net Increase (Decrease)	3,212,210	$65,370,232	(520,098)	$(7,663,217)

International Opportunities Fund
Class A
Shares Sold	572,791	$12,884,102	1,118,958	$22,749,831
Shares Issued for Reinvested Dividends	1,620,242	35,445,728	279,075	5,112,650
Shares Redeemed	(1,792,029)	(40,298,890)	(3,170,783)	(63,982,521)
Net Increase (Decrease)	401,004	8,030,940	(1,772,750)	(36,120,040)
Class C
Shares Sold	14,404	$271,061	32,246	$539,377
Shares Issued for Reinvested Dividends	31,661	578,275	3,903	60,853
Shares Redeemed	(134,952)	(2,548,426)	(244,325)	(4,226,578)
Net Increase (Decrease)	(88,887)	(1,699,090)	(208,176)	(3,626,348)
Class I
Shares Sold	1,301,753	$29,117,269	3,372,710	$67,358,130
Shares Issued for Reinvested Dividends	1,229,383	26,717,505	267,098	4,853,175
Shares Redeemed	(2,639,324)	(59,194,844)	(6,051,263)	(123,581,846)
Net Increase (Decrease)	(108,188)	(3,360,070)	(2,411,455)	(51,370,541)
Class R3
Shares Sold	103,899	$2,385,156	235,820	$4,819,819
Shares Issued for Reinvested Dividends	81,205	1,815,990	11,888	222,902
Shares Redeemed	(170,554)	(3,914,494)	(478,797)	(9,953,331)
Net Increase (Decrease)	14,550	286,652	(231,089)	(4,910,610)

89

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	287,493	$6,824,664	524,503	$10,974,658
Shares Issued for Reinvested Dividends	194,126	4,446,023	36,711	702,281
Shares Redeemed	(731,033)	(17,264,628)	(1,373,540)	(28,414,104)
Net Increase (Decrease)	(249,414)	(5,993,941)	(812,326)	(16,737,165)
Class R5
Shares Sold	1,093,326	$25,713,298	2,205,820	$47,614,981
Shares Issued for Reinvested Dividends	694,195	16,074,918	134,422	2,591,661
Shares Redeemed	(2,400,101)	(57,028,972)	(2,458,050)	(52,278,549)
Net Increase (Decrease)	(612,580)	(15,240,756)	(117,808)	(2,071,907)
Class R6
Shares Sold	6,837,928	$164,280,391	11,937,314	$256,661,642
Shares Issued for Reinvested Dividends	4,394,511	102,527,451	967,803	18,775,368
Shares Redeemed	(10,030,493)	(241,137,729)	(16,698,947)	(361,434,803)
Net Increase (Decrease)	1,201,946	25,670,113	(3,793,830)	(85,997,793)
Class Y
Shares Sold	2,467,706	$59,130,092	3,844,012	$80,385,180
Shares Issued for Reinvested Dividends	1,992,972	46,473,287	488,292	9,477,753
Shares Redeemed	(5,395,079)	(130,446,955)	(9,700,592)	(212,965,815)
Net Increase (Decrease)	(934,401)	(24,843,576)	(5,368,288)	(123,102,882)
Class F
Shares Sold	1,902,562	$42,510,277	4,559,226	$90,318,186
Shares Issued for Reinvested Dividends	2,936,794	63,834,863	635,844	11,546,921
Shares Redeemed	(4,740,032)	(105,706,089)	(7,957,439)	(159,349,019)
Net Increase (Decrease)	99,324	639,051	(2,762,369)	(57,483,912)
Total Net Increase (Decrease)	(276,646)	$(16,510,677)	(17,478,091)	$(381,421,198)

International Value Fund
Class A
Shares Sold	3,982,123	$100,103,674	4,353,725	$93,998,580
Shares Issued for Reinvested Dividends	555,975	13,434,967	250,042	4,408,241
Shares Redeemed	(1,636,640)	(40,867,239)	(2,428,147)	(51,314,297)
Net Increase (Decrease)	2,901,458	72,671,402	2,175,620	47,092,524
Class C
Shares Sold	433,038	$10,783,230	428,083	$9,273,346
Shares Issued for Reinvested Dividends	40,350	962,741	9,233	161,577
Shares Redeemed	(64,618)	(1,577,334)	(116,741)	(2,373,856)
Net Increase (Decrease)	408,770	10,168,637	320,575	7,061,067
Class I
Shares Sold	83,056,464	$2,101,238,562	196,152,526	$4,047,211,041
Shares Issued for Reinvested Dividends	11,421,147	277,669,700	4,819,829	85,359,174
Shares Redeemed	(47,810,913)	(1,202,168,509)	(78,926,206)	(1,681,864,585)
Net Increase (Decrease)	46,666,698	1,176,739,753	122,046,149	2,450,705,630
Class R3
Shares Sold	11,192	$279,903	78,953	$1,704,936
Shares Issued for Reinvested Dividends	6,751	163,475	1,401	24,801
Shares Redeemed	(12,480)	(314,120)	(10,683)	(224,487)
Net Increase (Decrease)	5,463	129,258	69,671	1,505,250
Class R4
Shares Sold	92,861	$2,325,256	148,501	$3,045,571
Shares Issued for Reinvested Dividends	17,464	421,271	11,558	203,426
Shares Redeemed	(58,988)	(1,496,183)	(237,083)	(4,793,473)
Net Increase (Decrease)	51,337	1,250,344	(77,024)	(1,544,476)
Class R5
Shares Sold	253,082	$6,379,311	491,191	$10,014,430
Shares Issued for Reinvested Dividends	152,341	3,719,798	96,715	1,719,589
Shares Redeemed	(332,326)	(8,428,867)	(677,253)	(14,021,407)
Net Increase (Decrease)	73,097	1,670,242	(89,347)	(2,287,388)

90

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class R6
Shares Sold	10,144,874	$262,697,449	6,674,966	$149,384,727
Shares Issued for Reinvested Dividends	1,449,727	36,289,410	725,982	13,212,860
Shares Redeemed	(3,433,158)	(89,307,880)	(5,362,486)	(114,320,705)
Net Increase (Decrease)	8,161,443	209,678,979	2,038,462	48,276,882
Class Y
Shares Sold	16,932,536	$445,533,978	22,655,622	$489,267,302
Shares Issued for Reinvested Dividends	4,035,194	100,903,444	2,182,034	39,691,198
Shares Redeemed	(12,641,374)	(326,688,427)	(24,940,679)	(531,310,526)
Net Increase (Decrease)	8,326,356	219,748,995	(103,023)	(2,352,026)
Class F
Shares Sold	36,677,075	$929,787,157	59,908,556	$1,255,615,067
Shares Issued for Reinvested Dividends	4,685,939	114,101,304	1,396,318	24,742,757
Shares Redeemed	(13,709,647)	(347,690,154)	(13,158,336)	(284,171,992)
Net Increase (Decrease)	27,653,367	696,198,307	48,146,538	996,185,832
Total Net Increase (Decrease)	94,247,989	$2,388,255,917	174,527,621	$3,544,643,295

Hartford Schroders Emerging Markets Equity Fund
Class A
Shares Sold	832,899	$20,617,931	13,190,187	$226,653,980
Shares Issued for Reinvested Dividends	29,292	674,007	802,715	13,493,640
Shares Redeemed	(869,430)	(21,342,730)	(88,204,259)	(1,494,469,256)
Net Increase (Decrease)	(7,239)	(50,792)	(74,211,357)	(1,254,321,636)
Class C
Shares Sold	18,641	$467,915	17,446	$342,050
Shares Issued for Reinvested Dividends	818	18,619	68	1,137
Shares Redeemed	(52,337)	(1,264,887)	(60,125)	(1,051,851)
Net Increase (Decrease)	(32,878)	(778,353)	(42,611)	(708,664)
Class I
Shares Sold	79,125,224	$2,102,605,597	24,216,911	$423,055,860
Shares Issued for Reinvested Dividends	704,883	16,106,585	574,504	9,628,677
Shares Redeemed	(9,804,320)	(237,123,135)	(83,463,203)	(1,468,084,440)
Net Increase (Decrease)	70,025,787	1,881,589,047	(58,671,788)	(1,035,399,903)
Class R3
Shares Sold	570	$14,175	1,285	$22,856
Shares Issued for Reinvested Dividends	101	2,300	52	867
Shares Redeemed	—	—	(86)	(1,585)
Net Increase (Decrease)	671	16,475	1,251	22,138
Class R4
Shares Sold	33,938	$843,763	58,238	$1,039,806
Shares Issued for Reinvested Dividends	5,090	116,714	3,507	58,995
Shares Redeemed	(44,252)	(1,111,989)	(73,603)	(1,400,356)
Net Increase (Decrease)	(5,224)	(151,512)	(11,858)	(301,555)
Class R5
Shares Sold	—	$—	212	$3,672
Shares Issued for Reinvested Dividends	—	—	24	406
Shares Redeemed	—	—	(2,016)	(40,402)
Net Increase (Decrease)	—	—	(1,780)	(36,324)
Class Y
Shares Sold	564,324	$13,760,749	1,169,931	$21,951,141
Shares Issued for Reinvested Dividends	78,123	1,800,734	64,073	1,082,840
Shares Redeemed	(1,210,598)	(29,971,403)	(1,656,141)	(32,157,623)
Net Increase (Decrease)	(568,151)	(14,409,920)	(422,137)	(9,123,642)
Class F
Shares Sold	7,425,471	$181,082,562	101,717,457	$1,732,999,051
Shares Issued for Reinvested Dividends	1,230,692	28,108,997	79,338	1,328,918
Shares Redeemed	(72,080,536)	(1,929,157,260)	(46,522,531)	(823,482,548)
Net Increase (Decrease)	(63,424,373)	(1,719,965,701)	55,274,264	910,845,421

91

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class SDR
Shares Sold	6,203,310	$152,494,007	16,703,175	$304,099,370
Shares Issued for Reinvested Dividends	1,608,269	36,813,276	1,433,674	24,057,045
Shares Redeemed	(14,589,129)	(365,722,250)	(34,112,102)	(633,595,320)
Net Increase (Decrease)	(6,777,550)	(176,414,967)	(15,975,253)	(305,438,905)
Total Net Increase (Decrease)	(788,957)	$(30,165,723)	(94,061,269)	$(1,694,463,070)

International Contrarian Value Fund
Class A
Shares Sold	116,769	$1,995,084	205,314	$3,175,045
Shares Issued for Reinvested Dividends	13,977	234,393	877	11,141
Shares Redeemed	(77,719)	(1,342,221)	(19,510)	(261,716)
Net Increase (Decrease)	53,027	887,256	186,681	2,924,470
Class C
Shares Sold	30,834	$541,220	22,580	$363,951
Shares Issued for Reinvested Dividends	1,778	30,205	194	2,490
Shares Redeemed	(1,768)	(30,000)	(1,093)	(18,140)
Net Increase (Decrease)	30,844	541,425	21,681	348,301
Class I
Shares Sold	4,550,909	$79,321,334	4,898,573	$74,333,230
Shares Issued for Reinvested Dividends	306,427	5,126,312	49,441	625,904
Shares Redeemed	(1,057,094)	(18,155,130)	(1,653,458)	(25,907,173)
Net Increase (Decrease)	3,800,242	66,292,516	3,294,556	49,051,961
Class R5
Shares Sold	60	$1,001	4,781	$71,361
Shares Issued for Reinvested Dividends	683	11,423	306	3,872
Shares Redeemed	(3,111)	(51,325)	(513)	(8,328)
Net Increase (Decrease)	(2,368)	(38,901)	4,574	66,905
Class Y
Shares Sold	171,973	$2,921,496	384,587	$5,993,551
Shares Issued for Reinvested Dividends	23,149	387,023	580	7,338
Shares Redeemed	(86,388)	(1,472,294)	(89,670)	(1,432,722)
Net Increase (Decrease)	108,734	1,836,225	295,497	4,568,167
Class F
Shares Sold	789,289	$13,375,180	3,336,893	$43,413,002
Shares Issued for Reinvested Dividends	162,603	2,719,329	112,505	1,420,890
Shares Redeemed	(766,955)	(13,300,085)	(1,020,048)	(14,355,038)
Net Increase (Decrease)	184,937	2,794,424	2,429,350	30,478,854
Class SDR
Shares Issued for Reinvested Dividends	2	$41	1	$16
Shares Redeemed	(349,225)	(6,000,000)	(59,773)	(1,000,000)
Net Increase (Decrease)	(349,223)	(5,999,959)	(59,772)	(999,984)
Total Net Increase (Decrease)	3,826,193	$66,312,986	6,172,567	$86,438,674

International Multi-Cap Value Fund
Class A
Shares Sold	865,692	$12,473,288	1,102,050	$12,844,939
Shares Issued for Reinvested Dividends	553,149	7,511,384	252,139	2,876,889
Shares Redeemed	(923,282)	(13,129,425)	(1,951,622)	(22,062,220)
Net Increase (Decrease)	495,559	6,855,247	(597,433)	(6,340,392)
Class C
Shares Sold	50,816	$744,112	31,877	$366,223
Shares Issued for Reinvested Dividends	21,169	285,429	9,302	103,393
Shares Redeemed	(121,769)	(1,731,722)	(281,275)	(3,203,278)
Net Increase (Decrease)	(49,784)	(702,181)	(240,096)	(2,733,662)

92

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class I
Shares Sold	12,024,021	$172,302,642	10,104,172	$120,474,291
Shares Issued for Reinvested Dividends	2,745,828	37,287,640	1,244,953	14,191,334
Shares Redeemed	(8,604,824)	(122,361,079)	(12,985,669)	(147,170,561)
Net Increase (Decrease)	6,165,025	87,229,203	(1,636,544)	(12,504,936)
Class R3
Shares Sold	312,599	$4,396,665	685,053	$8,350,517
Shares Issued for Reinvested Dividends	92,813	1,255,623	36,362	414,228
Shares Redeemed	(403,743)	(5,711,675)	(593,412)	(7,067,415)
Net Increase (Decrease)	1,669	(59,387)	128,003	1,697,330
Class R4
Shares Sold	53,522	$762,558	40,182	$456,805
Shares Issued for Reinvested Dividends	15,752	213,332	9,432	105,497
Shares Redeemed	(19,511)	(273,785)	(247,899)	(2,761,859)
Net Increase (Decrease)	49,763	702,105	(198,285)	(2,199,557)
Class R5
Shares Sold	86,483	$1,223,543	240,550	$2,831,692
Shares Issued for Reinvested Dividends	76,443	1,036,502	41,030	463,284
Shares Redeemed	(813,401)	(11,622,734)	(823,928)	(8,587,835)
Net Increase (Decrease)	(650,475)	(9,362,689)	(542,348)	(5,292,859)
Class Y
Shares Sold	1,112,432	$15,781,553	3,082,234	$34,770,219
Shares Issued for Reinvested Dividends	1,196,905	16,232,105	595,128	6,781,171
Shares Redeemed	(2,110,822)	(29,648,254)	(5,012,339)	(56,591,389)
Net Increase (Decrease)	198,515	2,365,404	(1,334,977)	(15,039,999)
Class F
Shares Sold	4,558,372	$65,552,600	7,643,858	$88,080,420
Shares Issued for Reinvested Dividends	2,023,277	27,494,763	1,026,991	11,714,770
Shares Redeemed	(6,183,833)	(89,470,843)	(15,292,238)	(167,209,478)
Net Increase (Decrease)	397,816	3,576,520	(6,621,389)	(67,414,288)
Class SDR
Shares Sold	23,526,233	$337,506,221	15,086,475	$176,316,547
Shares Issued for Reinvested Dividends	4,455,940	60,423,770	2,013,451	23,025,686
Shares Redeemed	(7,806,804)	(110,723,396)	(14,039,173)	(161,913,987)
Net Increase (Decrease)	20,175,369	287,206,595	3,060,753	37,428,246
Total Net Increase (Decrease)	26,783,457	$377,810,817	(7,982,316)	$(72,400,117)

International Stock Fund
Class A
Shares Sold	2,392,894	$54,103,389	4,318,826	$85,956,101
Shares Issued for Reinvested Dividends	389,274	8,739,214	191,709	3,531,290
Shares Redeemed	(2,320,759)	(52,700,601)	(5,202,043)	(107,472,904)
Net Increase (Decrease)	461,409	10,142,002	(691,508)	(17,985,513)
Class C
Shares Sold	79,082	$1,695,125	185,027	$3,554,360
Shares Issued for Reinvested Dividends	22,294	472,864	3,722	64,942
Shares Redeemed	(106,373)	(2,251,878)	(222,438)	(4,173,353)
Net Increase (Decrease)	(4,997)	(83,889)	(33,689)	(554,051)
Class I
Shares Sold	40,368,331	$886,658,240	91,455,354	$1,786,473,294
Shares Issued for Reinvested Dividends	5,878,545	127,211,709	2,601,202	46,223,359
Shares Redeemed	(54,742,685)	(1,195,301,033)	(59,241,197)	(1,153,318,695)
Net Increase (Decrease)	(8,495,809)	(181,431,084)	34,815,359	679,377,958
Class R3
Shares Sold	33,579	$729,569	91,497	$1,787,952
Shares Issued for Reinvested Dividends	5,955	127,976	1,659	29,321
Shares Redeemed	(21,047)	(460,926)	(35,685)	(722,625)
Net Increase (Decrease)	18,487	396,619	57,471	1,094,648

93

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	37,293	$838,713	107,253	$2,155,930
Shares Issued for Reinvested Dividends	4,432	95,944	1,702	30,248
Shares Redeemed	(70,096)	(1,533,330)	(66,829)	(1,318,537)
Net Increase (Decrease)	(28,371)	(598,673)	42,126	867,641
Class R5
Shares Sold	71,884	$1,584,348	490,523	$9,703,209
Shares Issued for Reinvested Dividends	42,744	925,842	21,575	383,600
Shares Redeemed	(236,467)	(5,172,688)	(555,456)	(10,952,579)
Net Increase (Decrease)	(121,839)	(2,662,498)	(43,358)	(865,770)
Class Y
Shares Sold	48,116	$1,041,395	251,845	$4,795,477
Shares Issued for Reinvested Dividends	29,726	645,651	20,989	374,233
Shares Redeemed	(184,335)	(4,083,653)	(751,655)	(14,553,079)
Net Increase (Decrease)	(106,493)	(2,396,607)	(478,821)	(9,383,369)
Class F
Shares Sold	11,609,499	$254,652,906	30,875,442	$603,407,001
Shares Issued for Reinvested Dividends	2,956,919	64,076,426	1,403,191	24,962,764
Shares Redeemed	(18,041,869)	(394,441,649)	(22,830,835)	(449,811,009)
Net Increase (Decrease)	(3,475,451)	(75,712,317)	9,447,798	178,558,756
Class SDR
Shares Sold	9,189,720	$201,692,610	32,289,544	$655,288,593
Shares Issued for Reinvested Dividends	1,967,929	42,585,979	743,416	13,210,501
Shares Redeemed	(9,991,638)	(219,710,700)	(11,591,372)	(226,758,796)
Net Increase (Decrease)	1,166,011	24,567,889	21,441,588	441,740,298
Total Net Increase (Decrease)	(10,587,053)	$(227,778,558)	64,556,966	$1,272,850,598
12.
Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated as of February 27, 2025, as amended on February 26, 2026. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford mutual funds and ETFs) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings is equal to the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an applicable margin. The facility also charges a commitment fee. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the six-month period ended April 30, 2026, none of the Funds had borrowings under this facility.
13.
Indemnifications:
Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
14.
Subsequent Events:
In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.
At a meeting held on May 19-20, 2026, the Board approved the conversion of the Climate Opportunities Fund into a newly created exchange-traded fund, Hartford Alpha Capture International Value ETF, pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 16, 2026 (or at such earlier or later date as determined by an officer of the The Hartford Mutual Funds, Inc.). Hartford Alpha Capture International Value ETF will have the same investment objective as the Climate Opportunities Fund. Hartford Alpha Capture International Value ETF's principal investment strategy will differ in certain

94

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

respects from that of the Climate Opportunities Fund. In connection with the Conversion, the Climate Opportunities Fund may depart from its investment objective and principal investment strategy. For more information, please see the supplement to the Climate Opportunities Fund's prospectus dated May 22, 2026.
At a meeting held on May 19-20, 2026, the Board approved the conversion of the International Equity Fund into a newly created exchange-traded fund, Hartford Alpha Capture International Equity ETF, pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 23, 2026 (or at such earlier or later date as determined by an officer of the Company). Hartford Alpha Capture International Equity ETF will have the same investment objective and a similar principal investment strategy as the International Equity Fund. In connection with the Conversion, the International Equity Fund may depart from its investment objective and principal investment strategy. For more information, please see the supplement to the International Equity Fund’s prospectus dated May 22, 2026.
On June 3, 2026, The Hartford and Wellington announced that they had reached a definitive agreement under which Wellington Investment Advisors Holdings, LLP (“WIAH”), Wellington’s corporate parent, will acquire HFMG and certain affiliates (including HFMC).The transaction has been approved by both The Hartford and Wellington and is expected to close in the first quarter of 2027. Following the closing of the above transaction, HFMC or an affiliate will continue to serve as the investment manager to each Fund contingent upon the approval of the Board of Directors of each Company and each Fund’s shareholders. For more information, please see the supplement to each Fund’s prospectus dated June 3, 2026.

95

Hartford International/Global Equity Funds
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

96

Hartford International/Global Equity Funds
Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

97

Hartford International/Global Equity Funds
 Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by each Company during the period November 1, 2025 through April 30, 2026:
(1) All directors and all members of any advisory board for regular compensation:
        All series of The Hartford Mutual Funds, Inc.: $956,309
        All series of The Hartford Mutual Funds II, Inc.: $259,580
(2) Each director and each member of an advisory board for special compensation: Not applicable.
(3) All officers: Except for a portion of the CCO’s compensation, none of the series of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. paid any remuneration to their officers. The aggregate remuneration paid to the CCO is as follows:
        All series of The Hartford Mutual Funds, Inc.: $49,762
        All series of The Hartford Mutual Funds II, Inc.: $13,548
(4) Each person of whom any officer or director of the Fund is an affiliated person: Not applicable.

98

Hartford International/Global Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable. There were no approvals of investment advisory contracts during the period November 1, 2025 through April 30, 2026.

99

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFSAR-GE26 06/26 Printed in the U.S.A.

Hartford Fixed
Income Funds
Semi-Annual Financial Statements
and Other Information
April 30, 2026 (Unaudited)
◼Hartford Dynamic Bond Fund
◼The Hartford Emerging Markets Local Debt Fund
◼The Hartford Floating Rate Fund
◼The Hartford High Yield Fund
◼The Hartford Inflation Plus Fund
◼Hartford Low Duration High Income Fund
◼The Hartford Municipal Opportunities Fund
◼Hartford Municipal Short Duration Fund
◼Hartford Schroders Core Fixed Income Fund
◼Hartford Schroders Emerging Markets Multi-Sector Bond Fund
◼Hartford Schroders Tax-Aware Bond Fund
◼The Hartford Short Duration Fund
◼The Hartford Strategic Income Fund
◼Hartford Sustainable Municipal Bond Fund
◼The Hartford Total Return Bond Fund
◼The Hartford World Bond Fund

Hartford Fixed Income Funds

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
Hartford Dynamic Bond Fund	4
The Hartford Emerging Markets Local Debt Fund	11
The Hartford Floating Rate Fund	21
The Hartford High Yield Fund	30
The Hartford Inflation Plus Fund	36
Hartford Low Duration High Income Fund	43
The Hartford Municipal Opportunities Fund	52
Hartford Municipal Short Duration Fund	64
Hartford Schroders Core Fixed Income Fund	68
Hartford Schroders Emerging Markets Multi-Sector Bond Fund	72
Hartford Schroders Tax-Aware Bond Fund	79
The Hartford Short Duration Fund	83
The Hartford Strategic Income Fund	98
Hartford Sustainable Municipal Bond Fund	131
The Hartford Total Return Bond Fund	136
The Hartford World Bond Fund	160
Glossary	190
Statements of Assets and Liabilities:
Hartford Dynamic Bond Fund	192
The Hartford Emerging Markets Local Debt Fund	192
The Hartford Floating Rate Fund	192
The Hartford High Yield Fund	192
The Hartford Inflation Plus Fund	192
Hartford Low Duration High Income Fund	192
The Hartford Municipal Opportunities Fund	194
Hartford Municipal Short Duration Fund	194
Hartford Schroders Core Fixed Income Fund	194
Hartford Schroders Emerging Markets Multi-Sector Bond Fund	194
Hartford Schroders Tax-Aware Bond Fund	194
The Hartford Short Duration Fund	194
The Hartford Strategic Income Fund	196
Hartford Sustainable Municipal Bond Fund	196
The Hartford Total Return Bond Fund	196
The Hartford World Bond Fund	196
Statements of Operations:
Hartford Dynamic Bond Fund	198
The Hartford Emerging Markets Local Debt Fund	198
The Hartford Floating Rate Fund	198
The Hartford High Yield Fund	198

Hartford Fixed Income Funds

Hartford Fixed Income Funds

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Hartford Dynamic Bond Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.2%
	Aerospace & Defense - 0.5%
$ 8,335,000	Boeing Co. 6.39%, 05/01/2031	$8,901,784
9,105,000	Hexcel Corp. 4.90%, 05/15/2031	9,109,831
		18,011,615
	Agriculture - 0.5%
9,270,000	Bunge Ltd. Finance Corp. 4.80%, 03/19/2033	9,212,689
8,800,000	Philip Morris International, Inc. 5.13%, 02/15/2030	8,987,392
		18,200,081
	Airlines - 0.3%
11,275,000	American Airlines Pass-Through Trust 5.25%, 05/10/2040	11,260,906
	Auto Manufacturers - 1.5%
	American Honda Finance Corp.
10,375,000	1.80%, 01/13/2031	9,046,005
8,900,000	5.20%, 04/08/2033(1)	8,892,763
	Ford Motor Co.
12,600,000	3.25%, 02/12/2032	11,056,257
11,450,000	4.75%, 01/15/2043	8,843,461
18,050,000	Hyundai Capital America 5.00%, 04/07/2031(2)	18,097,770
		55,936,256
	Auto Parts & Equipment - 0.1%
2,700,000	American Axle & Manufacturing, Inc. 6.38%, 10/15/2032(2)	2,695,175
2,300,000	ZF North America Capital, Inc. 6.88%, 04/23/2032(2)	2,250,697
		4,945,872
	Biotechnology - 0.1%
5,250,000	Royalty Pharma PLC 2.15%, 09/02/2031	4,603,145
	Chemicals - 1.8%
	FMC Corp.
2,030,000	3.45%, 10/01/2029	1,836,987
3,190,000	4.50%, 10/01/2049(1)	1,992,774
	OCP SA
9,470,000	3.75%, 06/23/2031(3)	8,694,098
5,575,000	5.13%, 06/23/2051(3)	4,457,423
13,710,000	6.74%, 04/22/2031, (6.74% fixed rate until 04/22/2031; 5 yr. USD CMT + 2.75% thereafter)(2)(4)(5)	13,650,571
13,715,000	7.37%, 04/22/2036, (7.37% fixed rate until 04/22/2036; 5 yr. USD CMT + 3.22% thereafter)(2)(4)(5)	13,629,435
	Olin Corp.
2,225,000	5.00%, 02/01/2030	2,156,456
3,685,000	6.63%, 04/01/2033(2)	3,650,535
9,625,000	Olympus Water U.S. Holding Corp. 6.75%, 08/01/2032(2)	9,329,280
1,400,000	SCIH Salt Holdings, Inc. 4.88%, 05/01/2028(2)	1,386,288
	UPL Corp. Ltd.
2,580,000	4.50%, 03/08/2028(3)	2,490,531
2,180,000	4.63%, 06/16/2030(3)	2,000,481
		65,274,859
	Commercial Banks - 7.2%
	Banco Bilbao Vizcaya Argentaria SA
28,000,000	4.97%, 05/08/2031	28,010,133
2,243,000	7.75%, 01/14/2032, (7.75% fixed rate until 01/14/2032; 5 yr. USD CMT + 3.25% thereafter)(1)(4)(5)	2,374,014
18,200,000	Banco Santander SA 4.87%, 04/15/2031	18,117,091
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.2% - (continued)
	Commercial Banks - 7.2% - (continued)
$ 22,160,000	Bank of New York Mellon Corp. 4.54%, 04/23/2032, (4.54% fixed rate until 04/23/2031; 6 mo. USD SOFR + 0.90% thereafter)(5)	$22,075,185
4,485,000	Barclays PLC 7.63%, 03/15/2035, (7.63% fixed rate until 03/15/2035; 5 yr. USD SOFR ICE Swap + 3.69% thereafter)(4)(5)	4,723,826
	BNP Paribas SA
3,570,000	6.88%, 12/15/2033, (6.88% fixed rate until 12/15/2033; 5 yr. USD CMT + 2.85% thereafter)(2)(4)(5)	3,545,813
22,895,000	7.20%, 04/17/2036, (7.20% fixed rate until 04/17/2036; 5 yr. USD CMT + 2.94% thereafter)(2)(4)(5)	23,029,302
1,595,000	CaixaBank SA 4.82%, 04/22/2032, (4.82% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.21% thereafter)(2)(5)	1,584,658
19,440,000	Deutsche Bank AG 5.06%, 04/14/2032, (5.06% fixed rate until 04/14/2031; 6 mo. USD SOFR + 1.41% thereafter)(1)(5)	19,418,311
	Goldman Sachs Group, Inc.
18,165,000	5.09%, 04/20/2034, (5.09% fixed rate until 04/20/2033; 6 mo. USD SOFR + 1.34% thereafter)(5)	18,122,183
9,415,000	5.39%, 02/02/2041, (5.39% fixed rate until 02/02/2036; 5 yr. USD CMT + 1.18% thereafter)(5)	9,164,168
7,209,000	HSBC Holdings PLC 6.95%, 03/11/2034, (6.95% fixed rate until 03/11/2034; 5 yr. USD CMT + 3.19% thereafter)(1)(4)(5)	7,465,734
18,210,000	JP Morgan Chase & Co. 5.15%, 04/23/2037, (5.15% fixed rate until 04/23/2036; 6 mo. USD SOFR + 1.26% thereafter)(5)	18,101,184
18,615,000	Manufacturers & Traders Trust Co. 4.55%, 04/18/2030, (4.55% fixed rate until 04/18/2029; 6 mo. USD SOFR + 0.94% thereafter)(5)	18,566,407
	Morgan Stanley
11,025,000	5.30%, 04/10/2037, (5.30% fixed rate until 04/10/2036; 6 mo. USD SOFR + 1.41% thereafter)(5)	10,958,848
4,700,000	5.31%, 01/18/2041, (5.31% fixed rate until 01/18/2036; 5 yr. USD CMT + 1.17% thereafter)(5)	4,574,131
16,750,000	Royal Bank of Canada 4.40%, 04/17/2030, (4.40% fixed rate until 04/17/2029; 6 mo. USD SOFR + 0.84% thereafter)(5)	16,679,615
4,665,000	Societe Generale SA 7.13%, 07/15/2035, (7.13% fixed rate until 07/15/2035; 5 yr. USD CMT + 2.95% thereafter)(2)(4)(5)	4,616,981
	UBS Group AG
4,610,000	7.00%, 01/08/2036, (7.00% fixed rate until 01/08/2036; 5 yr. USD ICE Swap + 3.32% thereafter)(2)(4)(5)	4,678,767
18,616,000	7.00%, 02/05/2035, (7.00% fixed rate until 02/05/2035; 5 yr. USD ICE Swap + 3.30% thereafter)(2)(4)(5)	18,944,703
5,135,000	7.75%, 04/12/2031, (7.75% fixed rate until 04/12/2031; 5 yr. USD ICE Swap + 4.16% thereafter)(2)(4)(5)	5,477,792
		260,228,846
	Commercial Services - 0.8%
4,725,000	ADT Security Corp. 4.88%, 07/15/2032(2)	4,499,941
The accompanying notes are an integral part of these financial statements.

4

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.2% - (continued)
	Commercial Services - 0.8% - (continued)
$ 1,840,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 06/01/2028(2)	$1,813,857
1,975,000	Block, Inc. 3.50%, 06/01/2031	1,793,548
11,195,000	Element Fleet Management Corp. 4.64%, 11/24/2030(2)	11,111,048
10,015,000	S&P Global, Inc. 2.90%, 03/01/2032	9,145,148
		28,363,542
	Construction Materials - 0.5%
3,920,000	Builders FirstSource, Inc. 4.25%, 02/01/2032(2)	3,636,337
9,695,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(2)	9,582,921
3,830,000	Standard Industries, Inc. 4.38%, 07/15/2030(2)	3,656,788
		16,876,046
	Diversified Financial Services - 3.2%
21,775,000	AGFC Capital Trust I 5.68%, 01/15/2067, 3 mo. USD Term SOFR + 2.01%(2)(5)	13,500,500
13,210,000	Aircastle Ltd./Aircastle Ireland DAC 5.00%, 05/15/2031(2)	13,121,839
20,990,000	American Express Co. 4.44%, 05/03/2030, 6 mo. USD SOFR + 0.81%(5)	20,949,760
4,670,000	Azorra Finance Ltd. 6.25%, 02/15/2034(2)	4,487,125
1,785,000	Bread Financial Holdings, Inc. 6.75%, 05/15/2031(2)	1,823,635
4,620,000	Capital One Financial Corp. 4.72%, 01/30/2032, (4.72% fixed rate until 01/30/2031; 6 mo. USD SOFR + 1.15% thereafter)(5)	4,565,175
11,150,000	Freedom Mortgage Holdings LLC 6.88%, 05/01/2031(2)	10,755,134
	OneMain Finance Corp.
9,975,000	4.00%, 09/15/2030(1)	9,175,189
6,730,000	6.75%, 09/15/2033	6,619,615
4,990,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 3.88%, 03/01/2031(2)	4,632,710
27,885,000	Synchrony Financial 4.95%, 02/25/2032, (4.95% fixed rate until 02/25/2031; 6 mo. USD SOFR + 1.53% thereafter)(5)	27,243,090
		116,873,772
	Electric - 4.7%
1,400,000	California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.38%, 02/15/2032(2)	1,391,496
4,160,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	3,897,355
11,350,000	Dayton Power & Light Co. 4.55%, 08/15/2030	11,174,341
	Dominion Energy, Inc.
4,480,000	6.20%, 02/15/2056, (6.20% fixed rate until 11/15/2035; 5 yr. USD CMT + 2.01% thereafter)(1)(5)	4,488,275
8,660,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(5)	8,972,808
8,520,000	Edison International 5.00%, 05/05/2028	8,522,999
9,190,000	Electricite de France SA 5.25%, 04/22/2036(2)	9,030,011
11,298,000	EUSHI Finance, Inc. 6.25%, 04/01/2056, (6.25% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.51% thereafter)(5)	11,189,250
13,520,000	National Rural Utilities Cooperative Finance Corp. 4.40%, 05/11/2029	13,528,580
9,185,000	NRG Energy, Inc. 4.96%, 04/30/2031(2)	9,121,938
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.2% - (continued)
	Electric - 4.7% - (continued)
	Pacific Gas & Electric Co.
$ 18,175,000	2.50%, 02/01/2031	$16,349,462
2,650,000	4.00%, 12/01/2046	1,951,213
8,925,000	4.25%, 03/15/2046	6,863,452
17,765,000	5.05%, 10/15/2032	17,711,472
9,620,000	PacifiCorp 4.25%, 03/15/2029	9,529,564
9,195,000	PG&E Corp. 6.85%, 09/15/2056, (6.85% fixed rate until 06/15/2031; 5 yr. USD CMT + 3.23% thereafter)(5)	9,193,158
1,083,000	Public Service Co. of Colorado 4.15%, 03/13/2029	1,077,101
9,575,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.50%, 07/14/2028(3)	9,228,708
12,986,000	Sempra 6.38%, 04/01/2056, (6.38% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.63% thereafter)(5)	13,134,196
	Southern California Edison Co.
1,189,000	3.65%, 02/01/2050	813,254
6,401,000	4.00%, 04/01/2047	4,725,859
		171,894,492
	Electronics - 0.1%
1,855,000	Ingram Micro, Inc. 4.75%, 05/15/2029(2)	1,822,838
	Energy-Alternate Sources - 0.1%
4,217,000	CenterPoint Energy, Inc. 7.00%, 02/15/2055, (7.00% fixed rate until 11/15/2029; 5 yr. USD CMT + 3.25% thereafter)(5)	4,350,388
	Engineering & Construction - 0.0%
1,320,000	Mexico City Airport Trust 5.50%, 07/31/2047(2)	1,147,179
	Entertainment - 0.3%
10,955,000	Caesars Entertainment, Inc. 6.50%, 02/15/2032(2)	10,644,479
	Food - 0.6%
1,335,000	Campbell's Co. 2.38%, 04/24/2030	1,202,674
8,925,000	Mars, Inc. 4.80%, 03/01/2030(2)	9,015,403
2,300,000	Post Holdings, Inc. 4.63%, 04/15/2030(2)	2,234,529
9,315,000	Sysco Corp. 4.40%, 07/25/2031	9,112,080
		21,564,686
	Forest Products & Paper - 0.4%
13,315,000	Georgia-Pacific LLC 4.40%, 05/15/2029(2)	13,296,732
	Healthcare - Products - 0.2%
9,100,000	Thermo Fisher Scientific, Inc. 4.22%, 02/12/2031	8,990,656
	Healthcare - Services - 0.5%
18,450,000	HCA, Inc. 4.70%, 05/15/2031	18,363,462
	Home Builders - 0.3%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
1,935,000	4.63%, 08/01/2029(2)	1,852,119
4,850,000	4.63%, 04/01/2030(2)	4,617,668
3,675,000	6.88%, 08/01/2033(2)	3,605,846
695,000	Century Communities, Inc. 3.88%, 08/15/2029(2)	658,149
		10,733,782
	Insurance - 2.3%
	American National Group, Inc.
4,490,000	6.14%, 06/13/2032(2)	4,606,916
The accompanying notes are an integral part of these financial statements.

5

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.2% - (continued)
	Insurance - 2.3% - (continued)
$ 4,619,000	7.00%, 12/01/2055, (7.00% fixed rate until 12/01/2030; 5 yr. USD CMT + 3.18% thereafter)(5)	$4,513,820
10,305,000	Athene Global Funding 2.65%, 10/04/2031(2)	8,936,068
	Athene Holding Ltd.
1,705,000	3.45%, 05/15/2052	1,044,748
9,320,000	3.95%, 05/25/2051	6,340,312
10,660,000	6.88%, 06/28/2055, (6.88% fixed rate until 03/28/2035; 5 yr. USD CMT + 2.58% thereafter)(5)	10,344,610
3,455,000	CNO Financial Group, Inc. 6.45%, 06/15/2034	3,587,942
15,770,000	GA Global Funding Trust 2.90%, 01/06/2032(2)	13,765,803
14,135,000	Global Atlantic Fin Co. 6.75%, 03/15/2054(2)	13,354,502
4,475,000	Liberty Mutual Group, Inc. 4.30%, 02/01/2061(2)	2,841,486
10,105,000	Lincoln National Corp. 3.40%, 03/01/2032	9,212,083
4,495,000	MetLife, Inc. 6.35%, 03/15/2055, (6.35% fixed rate until 03/15/2035; 5 yr. USD CMT + 2.08% thereafter)(5)	4,601,356
		83,149,646
	Internet - 3.5%
9,125,000	Alphabet, Inc. 4.10%, 02/15/2031(1)	9,017,931
9,125,000	Amazon.com, Inc. 4.25%, 03/13/2031	9,035,692
4,870,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 03/01/2029(2)	4,551,002
	Meta Platforms, Inc.
36,825,000	4.55%, 05/15/2031	36,816,506
8,975,000	4.55%, 08/15/2031	8,985,947
36,825,000	4.88%, 05/15/2033	36,808,535
17,840,000	6.30%, 05/15/2056	17,867,479
4,745,000	Rakuten Group, Inc. 6.25%, 04/22/2031, (6.25% fixed rate until 04/22/2031; 5 yr. USD CMT + 4.96% thereafter)(3)(4)(5)	4,478,152
		127,561,244
	Investment Company Security - 1.3%
8,875,000	Goldman Sachs Private Credit Corp. 6.15%, 06/16/2031(1)(2)	8,800,309
	HA Sustainable Infrastructure Capital, Inc.
9,570,000	6.15%, 01/15/2031	9,852,104
12,792,000	7.13%, 11/15/2056, (7.13% fixed rate until 08/17/2031; 5 yr. USD CMT + 3.48% thereafter)(5)	12,913,268
	HPS Corporate Lending Fund
1,965,000	5.45%, 11/15/2030	1,901,315
9,791,000	5.85%, 06/05/2030	9,653,884
5,725,000	MDGH GMTN RSC Ltd. 4.38%, 11/22/2033(3)	5,485,511
		48,606,391
	Iron/Steel - 0.1%
1,975,000	Commercial Metals Co. 3.88%, 02/15/2031	1,835,635
	IT Services - 0.1%
5,235,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(2)	5,287,261
	Leisure Time - 0.3%
	NCL Corp. Ltd.
6,930,000	5.88%, 01/15/2031(2)	6,745,109
2,465,000	6.25%, 09/15/2033(1)(2)	2,385,704
		9,130,813
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.2% - (continued)
	Lodging - 0.8%
	Gohl Capital Holdings Ltd.
$ 7,350,000	7.63%, 10/29/2031, (7.63% fixed rate until 10/29/2031; 5 yr. USD CMT + 3.71% thereafter)(3)(4)(5)	$7,291,548
3,470,000	8.30%, 04/29/2036, (8.30% fixed rate until 04/29/2036; 5 yr. USD CMT + 4.26% thereafter)(3)(4)(5)	3,435,492
19,169,000	Studio City Finance Ltd. 5.00%, 01/15/2029(2)	18,268,653
1,855,000	Wynn Macau Ltd. 5.13%, 12/15/2029(2)	1,810,030
		30,805,723
	Machinery - Construction & Mining - 0.3%
9,675,000	Caterpillar, Inc. 2.60%, 04/09/2030	9,096,610
	Media - 2.9%
	Charter Communications Operating LLC/Charter Communications Operating Capital
4,005,000	3.50%, 03/01/2042	2,726,620
20,290,000	3.70%, 04/01/2051	12,449,184
14,315,000	3.85%, 04/01/2061	8,271,838
22,164,000	3.90%, 06/01/2052	13,932,979
15,818,000	3.95%, 06/30/2062	9,242,397
9,900,000	4.40%, 12/01/2061	6,320,718
	Grupo Televisa SAB
1,121,000	5.00%, 05/13/2045	749,039
1,890,000	6.63%, 01/15/2040	1,644,206
	Paramount Global
10,240,000	4.20%, 05/19/2032	8,948,705
4,830,000	4.38%, 03/15/2043	3,080,087
9,535,000	4.95%, 01/15/2031	8,994,446
3,169,000	4.95%, 05/19/2050	1,990,275
4,680,000	6.88%, 04/30/2036	4,353,579
	Univision Communications, Inc.
9,530,000	4.50%, 05/01/2029(2)	9,092,675
4,505,000	8.88%, 04/15/2033(2)	4,529,554
4,635,000	Virgin Media Secured Finance PLC 5.50%, 05/15/2029(2)	4,472,151
4,800,000	Ziggo BV 4.88%, 01/15/2030(2)	4,515,248
		105,313,701
	Mining - 1.1%
4,575,000	Anglo American Capital PLC 5.25%, 03/19/2036(2)	4,501,498
9,278,000	First Quantum Minerals Ltd. 6.38%, 02/15/2036(2)	9,120,903
4,685,000	Glencore Funding LLC 4.90%, 07/01/2031(2)	4,691,815
8,860,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(3)	9,007,546
8,900,000	Rio Tinto Finance USA PLC 4.88%, 03/14/2030	9,032,361
1,755,000	Vedanta Resources Finance II PLC 11.25%, 12/03/2031(2)	1,924,321
		38,278,444
	Miscellaneous Manufacturing - 0.3%
9,125,000	Eaton Corp. 3.95%, 03/06/2029	9,033,430
2,895,000	Entegris, Inc. 4.75%, 04/15/2029(2)	2,872,589
		11,906,019
	Oil & Gas - 1.5%
6,400,000	Adnoc Murban Rsc Ltd. 5.13%, 09/11/2054(3)	5,698,128
2,200,000	Aker BP ASA 3.75%, 01/15/2030(2)	2,120,102
5,545,000	Apache Corp. 4.75%, 04/15/2043	4,349,951
8,900,000	ConocoPhillips Co. 4.70%, 01/15/2030	8,984,899
The accompanying notes are an integral part of these financial statements.

6

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.2% - (continued)
	Oil & Gas - 1.5% - (continued)
$ 12,660,000	Continental Resources, Inc. 4.90%, 06/01/2044	$10,151,852
10,135,000	Ecopetrol SA 4.63%, 11/02/2031	9,129,508
10,985,000	Petroleos Mexicanos 6.75%, 09/21/2047	9,252,313
4,315,000	Saudi Arabian Oil Co. 6.38%, 06/02/2055(3)	4,398,459
		54,085,212
	Oil & Gas Services - 0.8%
	Schlumberger Investment SA
10,040,000	4.55%, 05/07/2031	10,022,591
18,475,000	4.80%, 05/07/2033	18,426,989
		28,449,580
	Packaging & Containers - 0.7%
11,405,000	Clydesdale Acquisition Holdings, Inc. 6.75%, 04/15/2032(2)	10,730,020
4,835,000	Graphic Packaging International LLC 3.50%, 03/01/2029(2)	4,587,883
8,390,000	Sword Purchaser LLC 8.25%, 04/15/2033(2)	8,584,297
		23,902,200
	Pharmaceuticals - 0.5%
8,775,000	Bristol-Myers Squibb Co. 5.10%, 02/22/2031	9,010,115
8,825,000	Pfizer Investment Enterprises Pte. Ltd. 4.65%, 05/19/2030	8,890,021
		17,900,136
	Pipelines - 1.9%
11,125,000	Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/02/2047(3)	9,856,393
	Enbridge, Inc.
6,610,000	4.85%, 03/27/2031	6,637,174
4,305,000	7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(5)	4,602,915
9,197,000	Energy Transfer LP 6.50%, 02/15/2056, (6.50% fixed rate until 11/15/2030; 5 yr. USD CMT + 2.68% thereafter)(5)	9,221,786
8,950,000	Enterprise Products Operating LLC 4.60%, 01/15/2031	8,964,789
5,819,278	Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040(3)	4,801,914
6,350,000	Greensaif Pipelines Bidco SARL 5.85%, 02/23/2036(3)	6,493,407
	TransCanada PipeLines Ltd.
9,150,000	6.13%, 10/17/2056, (6.13% fixed rate until 07/17/2031; 5 yr. USD CMT + 2.25% thereafter)(5)	9,190,049
9,150,000	6.38%, 10/17/2056, (6.38% fixed rate until 07/17/2036; 5 yr. USD CMT + 2.12% thereafter)(5)	9,220,217
		68,988,644
	Real Estate Investment Trusts - 1.3%
4,975,000	American Tower Corp. 2.70%, 04/15/2031	4,524,167
	Brandywine Operating Partnership LP
1,795,000	4.55%, 10/01/2029	1,669,738
16,895,000	6.13%, 01/15/2031(1)	15,723,933
4,550,000	Equinix Europe 2 Financing Corp. LLC 4.60%, 11/15/2030	4,518,625
3,800,000	Iron Mountain Information Management Services, Inc. 5.00%, 07/15/2032(2)	3,669,120
	Iron Mountain, Inc.
12,305,000	4.50%, 02/15/2031(2)	11,824,801
3,700,000	4.88%, 09/15/2029(2)	3,648,892
		45,579,276
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.2% - (continued)
	Retail - 0.7%
	Advance Auto Parts, Inc.
$ 2,480,000	3.50%, 03/15/2032	$2,180,354
1,252,000	3.90%, 04/15/2030	1,174,362
2,865,000	Asbury Automotive Group, Inc. 5.00%, 02/15/2032(2)	2,747,334
4,555,000	PetSmart LLC/PetSmart Finance Corp. 7.50%, 09/15/2032(2)	4,612,387
7,195,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(2)	6,350,242
9,000,000	Walmart, Inc. 4.00%, 04/30/2029	8,989,835
		26,054,514
	Semiconductors - 1.6%
9,925,000	Broadcom, Inc. 2.45%, 02/15/2031	9,040,726
	Intel Corp.
12,105,000	3.10%, 02/15/2060	6,824,457
17,630,000	3.20%, 08/12/2061	10,083,210
9,935,000	4.65%, 06/01/2031	9,896,824
4,905,000	5.30%, 05/15/2036	4,884,410
	Marvell Technology, Inc.
4,925,000	2.95%, 04/15/2031	4,540,124
9,035,000	5.30%, 04/15/2036	9,039,953
3,910,000	Qorvo, Inc. 3.38%, 04/01/2031(2)	3,572,290
		57,881,994
	Software - 2.6%
4,760,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(2)	4,536,981
15,180,000	Cloud Software Group, Inc. 6.63%, 08/15/2033(1)(2)	13,596,162
2,590,000	Open Text Corp. 3.88%, 12/01/2029(2)	2,334,337
2,235,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)(2)	1,908,409
	Oracle Corp.
20,170,000	2.88%, 03/25/2031	17,925,774
10,060,000	3.60%, 04/01/2050	6,023,169
13,340,000	4.00%, 07/15/2046	8,904,102
5,065,000	4.30%, 07/08/2034	4,505,265
13,220,000	6.10%, 09/26/2065	10,921,327
2,300,000	ROBLOX Corp. 3.88%, 05/01/2030(2)	2,178,537
2,795,000	Rocket Software, Inc. 9.00%, 11/28/2028(2)	2,781,168
10,555,000	Roper Technologies, Inc. 1.75%, 02/15/2031	9,151,316
9,155,000	Salesforce, Inc. 4.90%, 09/15/2031	9,128,109
		93,894,656
	Telecommunications - 1.8%
14,510,000	AT&T, Inc. 4.75%, 04/30/2033	14,320,306
3,236,000	Bell Telephone Co. of Canada or Bell Canada 7.00%, 09/15/2055, (7.00% fixed rate until 06/15/2035; 5 yr. USD CMT + 2.36% thereafter)(5)	3,358,162
9,025,000	HUT 8 DC LLC 6.19%, 11/15/2042(2)	9,099,696
3,850,000	Lumen Technologies, Inc. 4.50%, 01/15/2029(2)	3,696,000
7,105,000	Meridian Arc Holdco LLC 6.25%, 04/30/2031(2)	7,103,383
15,615,000	Road Michigan Property Owner I LLC 7.50%, 03/30/2045(2)	15,615,000
4,800,000	TELUS Corp. 6.63%, 06/09/2056, (6.63% fixed rate until 03/09/2036; 5 yr. USD CMT + 2.52% thereafter)(5)	4,773,580
10,160,000	Vmed O2 U.K. Financing I PLC 4.75%, 07/15/2031(2)	8,789,384
		66,755,511
The accompanying notes are an integral part of these financial statements.

7

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.2% - (continued)
	Transportation - 0.1%
$ 4,750,000	RXO, Inc. 6.38%, 05/15/2031(2)	$4,703,667
	Total Corporate Bonds (cost $1,831,263,034)	$1,822,550,511
U.S. GOVERNMENT SECURITIES - 51.5%
	U.S. Treasury Securities - 51.5%
	U.S. Treasury Bonds - 1.9%
9,970,000	1.13%, 05/15/2040	$6,241,376
14,025,000	1.38%, 08/15/2050	6,775,280
10,000	2.38%, 02/15/2042	7,238
27,355,000	3.50%, 02/15/2039	24,536,152
18,730,000	4.63%, 02/15/2040	18,582,209
5,010,000	4.63%, 02/15/2046	4,784,550
7,590,000	4.88%, 08/15/2045(6)	7,496,311
		68,423,116
	U.S. Treasury Notes - 49.6%
142,550,000	2.88%, 04/30/2029	138,362,594
9,590,000	3.38%, 02/29/2028	9,506,088
425,135,000	3.63%, 08/15/2028(7)	422,643,972
149,615,000	3.75%, 02/28/2033	145,664,229
226,650,000	3.88%, 03/31/2028	226,596,878
49,320,000	3.88%, 04/30/2030	49,131,197
81,455,000	3.88%, 03/31/2031	80,914,088
26,350,000	3.88%, 08/15/2034	25,569,793
201,405,000	4.00%, 03/31/2030	201,593,817
282,315,000	4.13%, 11/30/2029	283,903,022
24,155,000	4.13%, 02/15/2036	23,645,480
177,810,000	4.25%, 03/31/2033	178,310,091
16,700,000	4.25%, 08/15/2035	16,553,875
		1,802,395,124
	Total U.S. Government Securities (cost $1,877,627,233)	$1,870,818,240
	Total Long-Term Investments (cost $3,708,890,267)	$3,693,368,751
SHORT-TERM INVESTMENTS - 3.7%
	Repurchase Agreements - 0.1%
2,786,758	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $2,787,040; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $2,842,527	$2,786,758
	Securities Lending Collateral - 1.6%
57,574,085	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(8)	57,574,085
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 3.7% - (continued)
	U.S. Treasury Securities - 2.0%
	U.S. Treasury Bills - 2.0%
$ 36,450,000	3.54%, 06/02/2026(9)		$36,333,490
36,665,000	3.61%, 07/09/2026(9)		36,411,730
			72,745,220
	Total Short-Term Investments (cost $133,105,641)		$133,106,063
	Total Investments (cost $3,841,995,908)	105.4%	$3,826,474,814
	Other Assets and Liabilities	(5.4)%	(196,122,804)
	Net Assets	100.0%	$3,630,352,010
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$553,491,678, representing 15.2% of net assets.

(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the aggregate value of these securities was $87,817,791, representing 2.4% of net assets.

(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(6)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2026, the market value of securities pledged was $1,481,484.
(7)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2026, the market value of securities pledged was $56,666,015.
(8)	Current yield as of period end.
The accompanying notes are an integral part of these financial statements.

8

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

(9)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,242	06/30/2026	$257,249,250	$(28,283)
Short position contracts:
U.S. Treasury 5-Year Note Future	(564)	06/30/2026	$(60,819,469)	$46,291
U.S. Treasury Ultra Bond Future	(120)	06/18/2026	(13,803,750)	11,062
Total				$57,353
Total futures contracts				$29,070

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.S45.V2	USD	270,982,800	5.00%	12/20/2030	Quarterly	$15,500,937	$—	$21,303,539	$5,802,602
CDX.NA.HY.S46.V1	USD	42,210,000	5.00%	06/20/2031	Quarterly	2,963,069	—	3,248,078	285,009
Total						$18,464,006	$—	$24,551,617	$6,087,611
Credit default swaps on single-name issues:
Sell protection:
Caesars Entertainment, Inc. (B+)	USD	6,950,000	5.00%	06/20/2031	Quarterly	$421,815	$—	$383,833	$(37,982)
Ford Motor Co. (BBB-)	USD	8,015,000	5.00%	06/20/2031	Quarterly	1,143,129	—	1,232,862	89,733
Lincoln National Corp. (BBB+)	USD	9,390,000	1.58%	06/20/2031	Quarterly	—	(262,083)	(220,201)	41,882
Oracle Corp. (BBB)	USD	28,535,000	1.00%	12/20/2030	Quarterly	—	(605,296)	(728,491)	(123,195)
Paramount Global (BB+)	USD	7,185,000	1.00%	06/20/2031	Quarterly	—	(737,454)	(566,993)	170,461
Total						$1,564,944	$(1,604,833)	$101,010	$140,899
Total centrally cleared credit default swap contracts						$20,028,950	$(1,604,833)	$24,652,627	$6,228,510

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

9

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$1,822,550,511	$—	$1,822,550,511	$—
U.S. Government Securities	1,870,818,240	—	1,870,818,240	—
Short-Term Investments	133,106,063	57,574,085	75,531,978	—
Futures Contracts(2)	57,353	57,353	—	—
Swaps - Credit Default(2)	6,389,687	—	6,389,687	—
Total	$3,832,921,854	$57,631,438	$3,775,290,416	$—
Liabilities
Futures Contracts(2)	$(28,283)	$(28,283)	$—	$—
Swaps - Credit Default(2)	(161,177)	—	(161,177)	—
Total	$(189,460)	$(28,283)	$(161,177)	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

10

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.9%
	Macau - 0.9%
$ 200,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	$199,600
	Total Convertible Bonds (cost $204,083)	$199,600
CORPORATE BONDS - 31.6%
	Angola - 0.9%
200,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)(2)	$205,819
	Argentina - 0.9%
	Telecom Argentina SA
15,000	8.50%, 01/20/2036(1)	15,502
88,000	9.25%, 05/28/2033(1)	93,420
89,000	YPF SA 6.95%, 07/21/2027(3)	89,452
		198,374
	Bulgaria - 0.5%
EUR 100,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(3)	113,283
	Chile - 1.8%
$ 200,000	Banco de Credito e Inversiones SA 3.50%, 10/12/2027(3)	198,325
200,000	Cencosud SA 5.75%, 04/15/2036(1)	199,750
		398,075
	China - 1.7%
200,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(3)	197,148
200,000	Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(3)	193,784
		390,932
	Colombia - 0.3%
86,000	Ecopetrol SA 4.63%, 11/02/2031	77,480
	Congo - 0.9%
200,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(1)	203,909
	Czech Republic - 1.5%
EUR 100,000	Ceska sporitelna AS 3.74%, 09/09/2032, (3.74% fixed rate until 09/09/2031; 3 mo. EURIBOR + 1.30% thereafter)(3)(4)	116,345
100,000	CPI Property Group SA 1.50%, 01/27/2031(3)	94,796
100,000	Energo-Pro AS 6.45%, 04/15/2031(3)	115,814
		326,955
	Guatemala - 1.4%
$ 120,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(3)	118,633
200,000	Millicom International Cellular SA 4.50%, 04/27/2031(3)	186,687
		305,320
	Hong Kong - 0.8%
200,000	Champion MTN Ltd. 2.95%, 06/15/2030(3)	177,132
	Hungary - 0.5%
EUR 100,000	OTP Bank Nyrt 3.63%, 02/03/2032, (3.63% fixed rate until 02/03/2031; 3 mo. EURIBOR + 1.15% thereafter)(3)(4)	115,235
	India - 2.6%
$ 200,000	GMR Hyderabad International Airport Ltd. 4.25%, 10/27/2027(3)	197,162
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.6% - (continued)
	India - 2.6% - (continued)
$ 200,000	JSW Steel Ltd. 3.95%, 04/05/2027(3)	$198,329
200,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.50%, 07/14/2028(3)	192,767
		588,258
	Indonesia - 0.9%
200,000	Bank KB Indonesia Tbk. PT 5.66%, 10/30/2027(3)	201,009
	Israel - 0.2%
10,000	Energean Israel Finance Ltd. 5.88%, 03/30/2031(3)	9,573
40,000	Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	39,713
		49,286
	Mexico - 2.4%
200,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 8.13%, 01/08/2039, (8.13% fixed rate until 01/08/2034; 5 yr. USD CMT + 4.21% thereafter)(1)(4)	216,536
198,268	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(1)	212,487
75,000	Grupo Televisa SAB 6.63%, 01/15/2040	65,246
	Petroleos Mexicanos
20,000	5.95%, 01/28/2031	19,567
30,000	6.75%, 09/21/2047	25,268
		539,104
	Mongolia - 0.6%
125,000	Trade & Development Bank of Mongolia LLC 8.50%, 12/23/2027(3)	124,899
	Morocco - 0.9%
200,000	OCP SA 6.70%, 03/01/2036(3)	208,518
	Oman - 0.9%
200,000	OmGrid Funding Ltd. 5.20%, 05/16/2027(3)	200,495
	Pakistan - 0.9%
200,000	Veon Midco BV 3.38%, 11/25/2027(1)	195,087
	Panama - 0.8%
186,702	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(3)	175,500
	Peru - 0.9%
200,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(3)(5)	193,020
	Philippines - 0.9%
200,000	Globe Telecom, Inc. 4.20%, 08/02/2026, (4.20% fixed rate until 08/02/2026; 5 yr. USD CMT + 5.53% thereafter)(3)(4)(6)	198,998
	Poland - 0.5%
EUR 100,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(3)(4)	116,616
	Russia - 0.0%
$ 235,000	VTB Bank OJSC Via VTB Capital SA 6.95%, 10/17/2022(7)(8)	—
	Saudi Arabia - 0.9%
200,000	Greensaif Pipelines Bidco SARL 6.13%, 02/23/2038(3)	207,085
The accompanying notes are an integral part of these financial statements.

11

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.6% - (continued)
	Singapore - 0.9%
$ 200,000	Oversea-Chinese Banking Corp. Ltd. 4.55%, 09/08/2035, (4.55% fixed rate until 09/08/2030; 5 yr. USD CMT + 0.80% thereafter)(3)(4)	$198,060
	Slovenia - 0.5%
EUR 100,000	OTP Banka DD 4.75%, 04/03/2028, (4.75% fixed rate until 04/03/2027; 3 mo. EURIBOR + 1.90% thereafter)(3)(4)	118,757
	South Africa - 0.8%
$ 200,000	Anglo American Capital PLC 2.63%, 09/10/2030(3)	183,272
	South Korea - 0.9%
200,000	Tongyang Life Insurance Co. Ltd. 6.25%, 05/07/2035, (6.25% fixed rate until 05/07/2030; 5 yr. USD CMT + 2.40% thereafter)(3)(4)	206,597
	Thailand - 0.9%
200,000	GC Treasury Center Co. Ltd. 6.50%, 09/10/2030, (6.50% fixed rate until 09/10/2030; 5 yr. USD CMT + 2.82% thereafter)(1)(4)(6)	197,098
	Turkey - 0.9%
200,000	WE Soda Investments Holding PLC 9.38%, 02/14/2031(1)	198,743
	United Arab Emirates - 1.2%
100,000	DP World Ltd. 6.85%, 07/02/2037(3)	107,508
200,000	Galaxy Pipeline Assets Bidco Ltd. 2.63%, 03/31/2036(3)	173,595
		281,103
	United Kingdom - 0.9%
200,000	Standard Chartered PLC 6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 1 yr. USD CMT + 2.45% thereafter)(3)(4)	205,338
	Total Corporate Bonds (cost $7,233,419)	$7,099,357
FOREIGN GOVERNMENT OBLIGATIONS - 55.4%
	Argentina - 0.0%
ARS 5,840,763	Argentina Treasury Bonds 15.50%, 10/17/2026	$3,980
	Brazil - 1.2%
BRL 421,000	Brazil Letras do Tesouro Nacional 0.00%, 01/01/2030(9)	53,166
	Brazil Notas do Tesouro Nacional
446,000	10.00%, 01/01/2029	83,253
394,000	10.00%, 01/01/2031	69,916
257,000	10.00%, 01/01/2033	43,771
118,000	10.00%, 01/01/2035	19,500
		269,606
	Bulgaria - 0.2%
EUR 83,000	Bulgaria Government International Bonds 1.38%, 09/23/2050(3)	53,206
	Chile - 0.3%
	Bonos de la Tesoreria de la Republica en pesos
CLP 35,000,000	5.00%, 10/01/2028(3)	38,955
20,000,000	5.80%, 10/01/2034(3)	22,580
		61,535
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 55.4% - (continued)
	China - 3.1%
	China Government Bonds
CNY 690,000	1.55%, 07/25/2030	$101,425
250,000	1.83%, 08/25/2035	36,772
80,000	1.83%, 08/25/2035	11,767
310,000	1.87%, 09/15/2031	46,215
430,000	1.91%, 07/15/2029	64,074
50,000	1.98%, 04/25/2045	7,049
120,000	1.98%, 04/25/2045	16,919
340,000	2.15%, 08/25/2055	48,256
170,000	2.15%, 08/25/2055	24,128
270,000	2.25%, 08/29/2039	40,780
600,000	2.27%, 05/25/2034	91,591
30,000	2.33%, 08/15/2044	4,475
590,000	2.62%, 06/25/2030	90,579
430,000	2.80%, 03/25/2030	66,433
250,000	3.81%, 09/14/2050	46,860
		697,323
	Colombia - 3.3%
EUR 100,000	Colombia Government International Bonds 5.00%, 09/19/2032	112,355
	Colombia TES
COP 254,400,000	7.00%, 06/30/2032	50,354
364,300,000	7.75%, 09/18/2030	79,864
1,021,600,000	9.25%, 05/28/2042	208,866
188,300,000	11.75%, 01/24/2035	46,952
498,900,000	12.50%, 02/27/2030	129,468
384,400,000	13.25%, 02/09/2033	101,833
		729,692
	Czech Republic - 3.4%
	Czech Republic Government Bonds
CZK 680,000	1.20%, 03/13/2031	28,212
2,110,000	1.50%, 04/24/2040	65,704
220,000	1.75%, 06/23/2032	9,021
560,000	1.95%, 07/30/2037	20,102
3,800,000	2.00%, 10/13/2033	151,724
1,560,000	2.75%, 07/23/2029	71,752
1,670,000	3.00%, 03/03/2033	72,499
1,010,000	3.50%, 05/30/2035	43,993
840,000	3.50%, 05/30/2035	36,588
3,920,000	4.20%, 12/04/2036(3)	178,031
680,000	4.25%, 10/24/2034	31,470
1,190,000	4.50%, 11/11/2032	56,792
		765,888
	Dominican Republic - 0.5%
$ 110,000	Dominican Republic International Bonds 5.95%, 01/25/2027(3)	110,720
	India - 2.6%
	India Government Bonds
INR 25,590,000	6.33%, 05/05/2035	259,368
610,000	7.18%, 08/14/2033	6,470
30,830,000	7.30%, 06/19/2053	310,347
		576,185
	Indonesia - 3.5%
	Indonesia Treasury Bonds
IDR 865,000,000	5.88%, 03/15/2031	47,987
653,000,000	6.38%, 04/15/2032	36,619
899,000,000	6.63%, 05/15/2033	50,950
1,424,000,000	6.75%, 07/15/2035	81,195
1,140,000,000	6.88%, 04/15/2029	66,271
1,869,000,000	7.00%, 02/15/2033	108,614
839,000,000	7.13%, 06/15/2038	48,871
1,079,000,000	7.13%, 08/15/2040	63,384
185,000,000	7.13%, 06/15/2042	10,861
651,000,000	7.13%, 06/15/2043	38,202
The accompanying notes are an integral part of these financial statements.

12

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 55.4% - (continued)
	Indonesia - 3.5% - (continued)
IDR 1,872,000,000	7.13%, 08/15/2045	$111,390
594,000,000	7.50%, 05/15/2038	36,052
831,000,000	8.25%, 06/15/2032	51,563
427,000,000	8.38%, 04/15/2039	27,594
		779,553
	Kazakhstan - 1.2%
	Kazakhstan Government International Bonds
KZT 4,463,000	7.90%, 12/20/2038(1)	5,650
15,994,000	8.48%, 07/30/2036(1)	22,290
23,106,000	10.78%, 08/25/2036(1)	37,827
34,098,000	14.00%, 05/12/2031(1)	68,730
61,202,000	14.00%, 02/13/2035(1)	122,124
2,109,000	15.10%, 03/12/2034(1)	4,454
		261,075
	Malaysia - 7.7%
	Malaysia Government Bonds
MYR 839,000	3.50%, 05/31/2027	212,291
255,000	3.76%, 05/22/2040	63,652
681,000	3.83%, 07/05/2034	174,714
446,000	3.89%, 08/15/2029	114,552
1,101,000	3.90%, 11/30/2026	278,807
1,295,000	3.91%, 07/15/2026	326,670
66,000	4.25%, 05/31/2035	17,488
104,000	4.46%, 03/31/2053	27,883
186,000	4.64%, 11/07/2033	50,185
117,000	4.70%, 10/15/2042	32,123
402,000	4.76%, 04/07/2037	110,520
466,000	4.89%, 06/08/2038	129,378
	Malaysia Government Investment Issue
385,000	3.47%, 10/15/2030	97,476
174,000	4.13%, 07/09/2029	44,970
210,000	4.25%, 09/30/2030	54,856
		1,735,565
	Mexico - 8.8%
	Mexico Bonos
MXN 4,649,200	7.75%, 11/13/2042	223,415
3,104,300	8.00%, 02/21/2036	163,515
2,391,700	8.00%, 07/31/2053	114,473
892,700	8.00%, 04/29/2055	42,487
875,400	8.50%, 03/01/2029	50,464
3,584,500	8.50%, 11/18/2038	190,061
	Mexico Cetes
1,303,030	0.00%, 01/21/2027(9)	70,950
826,470	0.00%, 07/08/2027(9)	43,476
4,279,390	0.00%, 09/02/2027(9)	222,299
10,986,280	0.00%, 10/28/2027(9)	563,363
5,337,797	Mexico Udibonos 2.75%, 11/27/2031(10)	278,524
		1,963,027
	Paraguay - 0.4%
PYG 503,000,000	Paraguay Government International Bonds 8.50%, 04/04/2038(1)	82,233
	Peru - 0.5%
	Peru Government Bonds
PEN 187,000	5.35%, 08/12/2040	45,402
124,000	6.90%, 08/12/2037	35,786
98,000	7.60%, 08/12/2039(2)(3)	29,392
		110,580
	Poland - 4.3%
	Republic of Poland Government Bonds
PLN 797,000	1.75%, 04/25/2032	179,641
2,115,000	3.40%, 09/25/2028, PLTRCI + 0.00%(4)	572,394
99,000	4.75%, 07/25/2029	27,189
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 55.4% - (continued)
	Poland - 4.3% - (continued)
PLN 618,000	5.00%, 10/25/2034	$163,197
48,000	5.00%, 10/25/2035	12,520
		954,941
	Romania - 1.4%
	Romania Government Bonds
RON 530,000	4.75%, 10/11/2034	100,765
90,000	6.70%, 02/25/2032	19,776
440,000	6.75%, 04/25/2035	95,868
	Romania Government International Bonds
EUR 57,000	2.00%, 04/14/2033(3)	53,374
70,000	2.63%, 12/02/2040(3)	52,127
		321,910
	Serbia - 0.7%
143,000	Serbia International Bonds 4.25%, 05/06/2031(1)	166,714
	South Africa - 4.9%
ZAR 1,000,000	Republic of South Africa Floating Rate Note 8.06%, 07/11/2027, 3 mo. ZAR JIBAR + 1.30%(4)	60,350
1,000,000	Republic of South Africa Floating Rate Notes 7.64%, 09/17/2030, 3 mo. ZAR JIBAR + 0.96%(4)	60,363
	Republic of South Africa Government Bonds
1,110,000	6.25%, 03/31/2036	55,076
3,879,000	8.00%, 01/31/2030	231,306
2,715,000	8.25%, 03/31/2032	160,915
1,106,000	8.50%, 01/31/2037	63,861
2,221,000	8.75%, 01/31/2044	125,683
2,525,000	8.75%, 02/28/2048	143,150
1,702,000	9.00%, 01/31/2040	99,868
1,732,000	9.88%, 03/31/2039	108,476
		1,109,048
	Supranational - 2.0%
PLN 200,000	Asian Development Bank 0.00%, 11/10/2040(9)	24,201
	Asian Infrastructure Investment Bank
INR 3,000,000	6.00%, 12/08/2031(3)	29,168
5,100,000	6.90%, 10/23/2034(1)	49,683
5,400,000	6.90%, 10/23/2034(3)	52,606
5,400,000	6.96%, 01/14/2035(3)	53,742
	European Bank for Reconstruction & Development
2,000,000	6.75%, 03/14/2031	20,244
10,100,000	6.88%, 07/30/2031	102,478
4,000,000	Inter-American Development Bank 6.75%, 01/22/2036	39,126
7,500,000	International Bank for Reconstruction & Development 6.50%, 10/01/2037	70,604
		441,852
	Thailand - 4.1%
	Thailand Government Bonds
THB 2,373,000	1.59%, 12/17/2035	68,846
616,000	1.84%, 05/17/2036	18,304
693,000	2.00%, 12/17/2031	21,594
1,166,000	2.00%, 06/17/2042	31,778
2,220,000	2.40%, 03/17/2029	70,046
1,000,000	2.50%, 11/17/2029	31,758
960,000	2.80%, 06/17/2034	30,903
2,065,000	2.88%, 12/17/2028	65,896
415,000	2.98%, 06/17/2045	12,521
3,549,000	3.30%, 06/17/2038	117,108
6,326,000	3.35%, 06/17/2033	211,836
3,342,000	3.45%, 06/17/2043	108,103
The accompanying notes are an integral part of these financial statements.

13

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 55.4% - (continued)
	Thailand - 4.1% - (continued)
THB 667,000	3.65%, 06/20/2031		$22,472
2,441,000	3.78%, 06/25/2032		83,502
1,075,000	4.88%, 06/22/2029		36,494
			931,161
	Turkey - 1.3%
	Turkiye Government Bonds
TRY 4,453,712	26.20%, 10/05/2033		81,669
450,000	27.70%, 09/27/2034		8,592
9,175,000	40.86%, 06/16/2027, 1 day TRY TLREF Rate + 0.00%(4)		207,117
			297,378
	Total Foreign Government Obligations (cost $12,139,738)		$12,423,172
	Total Long-Term Investments (cost $19,577,240)		$19,722,129
SHORT-TERM INVESTMENTS - 2.1%
	Repurchase Agreements - 1.9%
$ 419,401	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $419,443; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $427,983		$419,401
	Securities Lending Collateral - 0.2%
47,232	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(11)		47,232
	Total Short-Term Investments (cost $466,633)		$466,633
	Total Investments Excluding Purchased Options (cost $20,043,873)	90.0%	$20,188,762
	Total Purchased Options (cost $33,562)	0.1%	$29,555
	Total Investments (cost $20,077,435)	90.1%	$20,218,317
	Other Assets and Liabilities	9.9%	2,213,473
	Net Assets	100.0%	$22,431,790
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$2,497,656, representing 11.1% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the aggregate value of these securities was $5,807,633, representing 25.9% of net assets.

(4)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(8)	Investment valued using significant unobservable inputs.
(9)	Security is a zero-coupon bond.
(10)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)	Current yield as of period end.

OTC Option Contracts Outstanding at April 30, 2026
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call USD vs. Put PLN	MSC	3.63	USD	10/23/2026	228,000	USD	228,000	$5,177	$5,465	$(288)
Call USD vs. Put ZAR	BOA	16.13	USD	08/24/2026	178,000	USD	178,000	8,872	6,052	2,820
Total Call								$14,049	$11,517	$2,532
Put
Call CNY vs. Put USD	JPM	6.67	USD	09/29/2026	329,000	USD	329,000	$1,139	$1,284	$(145)
The accompanying notes are an integral part of these financial statements.

14

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

OTC Option Contracts Outstanding at April 30, 2026 – (continued)
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased – (continued):
Put – (continued):
Call CNY vs. Put USD	BOA	6.66	USD	09/30/2026	332,000	USD	332,000	$1,038	$1,186	$(148)
Call PLN vs. Put USD	MSC	3.63	USD	10/23/2026	228,000	USD	228,000	5,504	5,465	39
Call ZAR vs. Put USD	JPM	16.69	USD	07/07/2026	300,000	USD	300,000	6,012	8,658	(2,646)
Call ZAR vs. Put USD	BOA	16.13	USD	08/24/2026	178,000	USD	178,000	1,813	5,452	(3,639)
Total Put								$15,506	$22,045	$(6,539)
Total purchased OTC option contracts								$29,555	$33,562	$(4,007)
Written option contracts:
Call
Call USD vs. Put THB	BOA	30.70	USD	08/24/2026	(356,000)	USD	(356,000)	$(18,259)	$(8,184)	$(10,075)
Call USD vs. Put THB	BOA	32.18	USD	10/23/2026	(273,000)	USD	(273,000)	(6,355)	(7,251)	896
Total Call								$(24,614)	$(15,435)	$(9,179)
Puts
Call THB vs. Put USD	BOA	30.70	USD	08/24/2026	(356,000)	USD	(356,000)	$(1,705)	$(7,618)	$5,913
Call THB vs. Put USD	BOA	32.18	USD	10/23/2026	(273,000)	USD	(273,000)	(7,563)	(6,669)	(894)
Call ZAR vs. Put USD	JPM	15.93	USD	07/07/2026	(300,000)	USD	(300,000)	(1,126)	(3,003)	1,877
Total puts								$(10,394)	$(17,290)	$6,896
Total Written Option Contracts OTC option contracts								$(35,008)	$(32,725)	$(2,283)

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	11	06/30/2026	$1,186,195	$(4,248)
U.S. Treasury Long Bond Future	3	06/18/2026	338,531	(10,270)
U.S. Treasury Ultra Bond Future	2	06/18/2026	230,063	(7,652)
Total				$(22,170)
Short position contracts:
Euro-BOBL Future	(7)	06/08/2026	$(948,485)	$9,335
Euro-BUND Future	(2)	06/08/2026	(294,257)	5,209
U.S. Treasury 2-Year Note Future	(3)	06/30/2026	(621,375)	324
U.S. Treasury 10-Year Note Future	(5)	06/18/2026	(552,969)	3,540
Total				$18,408
Total futures contracts				$(3,762)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	6.92% Fixed	MXN	6,995,000	02/11/2028	Lunar	$—	$—	$(1,684)	$(1,684)
1 Mo. MXN TIIE	6.93% Fixed	MXN	4,783,000	02/23/2029	Lunar	—	—	(4,148)	(4,148)
7.78% Fixed	1 Mo. MXN TIIE	MXN	1,336,000	08/11/2032	Lunar	—	—	778	778
7.64% Fixed	1 Mo. MXN TIIE	MXN	2,388,000	02/04/2033	Lunar	—	—	2,902	2,902
1 Mo. MXN TIIE	9.02% Fixed	MXN	756,000	11/16/2034	Lunar	—	—	2,295	2,295
7.73% Fixed	1 Mo. MXN TIIE	MXN	1,842,000	02/15/2036	Lunar	—	—	3,812	3,812
12 Mo. USD SOFR	3.44% Fixed	USD	563,000	03/17/2027	Annual	—	(100)	(1,073)	(973)
3 Mo. COP CPIBR	11.47% Fixed	COP	585,107,000	06/17/2036	Quarterly	—	—	203	203
3 mo. HUF BIBOR	6.50% Fixed	HUF	238,305,000	06/17/2027	Annual	—	—	153	153
7.54% Fixed	3 Mo. ZAR JIBAR	ZAR	9,705,000	06/17/2028	Quarterly	—	—	—	—
3 Mo. ZAR JIBAR	6.30% Fixed	ZAR	3,198,000	06/17/2029	Quarterly	—	—	(6,268)	(6,268)
6.53% Fixed	3 Mo. ZAR JIBAR	ZAR	1,151,000	06/17/2031	Quarterly	—	—	3,285	3,285
3 Mo. ZAR JIBAR	6.85% Fixed	ZAR	2,286,000	06/17/2033	Quarterly	5	—	(7,757)	(7,762)
3 Mo. ZAR JIBAR	8.19% Fixed	ZAR	1,008,000	06/17/2036	Quarterly	—	—	—	—
The accompanying notes are an integral part of these financial statements.

15

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2026 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3 Mo. ZAR JIBAR	8.14% Fixed	ZAR	1,790,000	06/17/2036	Quarterly	$—	$—	$(450)	$(450)
3 Mo. ZAR JIBAR	7.96% Fixed	ZAR	972,000	06/17/2036	Quarterly	—	(57)	(977)	(920)
3 Mo. ZAR JIBAR	7.62% Fixed	ZAR	1,006,000	06/17/2036	Quarterly	1	—	(2,415)	(2,416)
4.68% Fixed	6 Mo. CLP CLICP	CLP	895,169,000	03/17/2027	At Maturity	—	—	1,290	1,290
6 Mo. CLP CLICP	4.92% Fixed	CLP	145,558,000	06/17/2031	Semi-Annual	—	—	(1,242)	(1,242)
6 mo. CZK PRIBOR	3.48% Fixed	CZK	721,000	06/17/2029	Annual	—	—	(828)	(828)
3.59% Fixed	6 mo. CZK PRIBOR	CZK	3,023,000	06/17/2031	Annual	6	—	5,377	5,371
6 mo. CZK PRIBOR	3.80% Fixed	CZK	1,953,000	06/17/2033	Annual	—	—	(3,745)	(3,745)
6.27% Fixed	6 Mo. HUF BIBOR	HUF	122,463,000	06/17/2028	Annual	—	—	(200)	(200)
6 Mo. HUF BIBOR	5.90% Fixed	HUF	31,062,000	06/17/2033	Annual	24	—	905	881
6 Mo. HUF BIBOR	6.10% Fixed	HUF	38,246,000	06/17/2036	Annual	—	(15)	3,799	3,814
6.40% Fixed	6 mo. INR MIBOR	INR	11,559,000	06/17/2031	Semi-Annual	—	—	1,305	1,305
3.76% Fixed	6 Mo. PLN WIBOR	PLN	2,672,000	06/17/2031	Annual	—	—	26,178	26,178
4.30% Fixed	6 Mo. PLN WIBOR	PLN	592,000	06/17/2031	Annual	—	—	1,992	1,992
6 Mo. PLN WIBOR	4.58% Fixed	PLN	329,000	06/17/2036	Annual	—	—	(1,503)	(1,503)
6 Mo. PLN WIBOR	4.50% Fixed	PLN	725,000	06/17/2036	Annual	—	—	(4,490)	(4,490)
6 Mo. PLN WIBOR	4.20% Fixed	PLN	718,000	06/17/2036	Annual	4	—	(9,103)	(9,107)
BZDIOVRA	10.33% Fixed	BRL	528,733	07/01/2026	At Maturity	—	—	(10,025)	(10,025)
BZDIOVRA	13.35% Fixed	BRL	2,353,501	01/03/2028	At Maturity	150	—	(3,143)	(3,293)
BZDIOVRA	13.77% Fixed	BRL	609,374	01/02/2029	At Maturity	—	—	378	378
BZDIOVRA	13.15% Fixed	BRL	680,463	01/02/2029	At Maturity	—	(155)	(1,495)	(1,340)
BZDIOVRA	12.88% Fixed	BRL	1,144,723	01/02/2029	At Maturity	—	—	(4,493)	(4,493)
BZDIOVRA	13.91% Fixed	BRL	266,212	01/02/2031	At Maturity	32	—	965	933
BZDIOVRA	13.87% Fixed	BRL	265,669	01/02/2031	At Maturity	—	—	829	829
BZDIOVRA	12.92% Fixed	BRL	620,774	01/02/2031	At Maturity	—	—	(3,288)	(3,288)
Total centrally cleared interest rate swaps contracts						$222	$(327)	$(11,881)	$(11,776)

Foreign Currency Contracts Outstanding at April 30, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
54,305,000	ARS	33,255	USD	GSC	05/12/2026	$5,411
105,840,000	ARS	64,247	USD	CBK	07/14/2026	8,135
29,530,000	ARS	18,115	USD	BNP	07/14/2026	2,079
68,290,000	ARS	42,628	USD	CBK	09/14/2026	2,169
110,395,000	ARS	62,020	USD	CBK	10/16/2026	8,878
70,000	AUD	49,634	USD	UBS	06/17/2026	716
30,000	AUD	21,334	USD	JPM	06/17/2026	245
8,241,000	BRL	1,562,301	USD	GSC	06/02/2026	87,892
1,136,000	BRL	214,879	USD	MSC	06/02/2026	12,596
445,000	BRL	84,409	USD	DEUT	06/02/2026	4,699
530,000	BRL	102,236	USD	BOA	06/02/2026	3,891
215,000	BRL	40,026	USD	UBS	06/02/2026	3,026
115,000	BRL	21,842	USD	CBK	06/02/2026	1,185
325,000	BRL	64,471	USD	BNP	06/02/2026	607
55,000	CAD	40,197	USD	JPM	06/17/2026	376
174,576,000	CLP	191,888	USD	UBS	06/17/2026	2,136
126,400,000	CLP	140,204	USD	CBK	06/17/2026	279
12,196,912	CNH	1,783,766	USD	UBS	06/17/2026	7,790
1,438,000	CNH	209,759	USD	SCB	06/17/2026	1,464
602,000	CNH	87,686	USD	BNP	06/17/2026	740
359,000	CNH	52,183	USD	CBK	06/17/2026	549
370,000	CNH	53,871	USD	JPM	06/17/2026	477
286,000	CNH	41,993	USD	BCLY	06/17/2026	17
390,000	CNH	57,317	USD	BOA	06/17/2026	(31)
1,149,000	CNH	168,204	USD	JPM	07/13/2026	878
1,244,000	CNH	182,431	USD	BOA	07/15/2026	657
1,055,961,000	COP	278,901	USD	CBK	06/17/2026	8,180
155,400,000	COP	41,319	USD	UBS	06/17/2026	929
93,800,000	COP	24,930	USD	GSC	06/17/2026	571
128,300,000	COP	34,852	USD	BNP	06/17/2026	28
2,595,000	CZK	124,323	USD	DEUT	06/17/2026	651
1,446,000	CZK	69,328	USD	UBS	06/17/2026	311
The accompanying notes are an integral part of these financial statements.

16

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
6,544,000	CZK	315,058	USD	BNP	06/17/2026	$100
1,590,000	CZK	77,096	USD	CBK	06/17/2026	(522)
2,800,000	CZK	135,962	USD	GSC	06/17/2026	(1,115)
2,830,000	DOP	43,876	USD	CBK	05/29/2026	3,345
1,800,000	DOP	27,660	USD	DEUT	07/13/2026	2,214
3,760,000	EGP	74,235	USD	MSC	07/06/2026	(6,395)
1,334,000	EGP	26,296	USD	CBK	07/15/2026	(2,307)
2,439,000	EGP	48,050	USD	CBK	07/22/2026	(4,303)
2,070,000	EGP	41,092	USD	BOA	08/10/2026	(4,218)
9,870,000	EGP	178,336	USD	CBK	10/05/2026	(6,318)
2,775,000	EUR	3,224,140	USD	DEUT	06/17/2026	39,984
144,000	EUR	167,189	USD	JPM	06/17/2026	2,192
20,000	EUR	23,070	USD	SCB	06/17/2026	455
163,000	EUR	191,418	USD	CBK	06/17/2026	314
9,000	EUR	10,410	USD	MSC	06/17/2026	176
75,000	EUR	88,229	USD	SGG	06/17/2026	(10)
316,000	EUR	372,603	USD	UBS	06/17/2026	(904)
122,000	EUR	143,716	USD	BOA	07/07/2026	(87)
49,000	GBP	65,577	USD	BCLY	06/17/2026	1,093
150,270,000	HUF	448,432	USD	MSC	06/17/2026	34,468
61,842,000	HUF	184,909	USD	DEUT	06/17/2026	13,823
31,300,000	HUF	100,177	USD	GSC	06/17/2026	407
6,775,000	HUF	21,691	USD	SSG	06/17/2026	81
16,766,000	HUF	53,982	USD	JPM	06/17/2026	(104)
217,000,000	IDR	12,707	USD	SCB	06/17/2026	(192)
599,000,000	IDR	34,921	USD	MSC	06/17/2026	(376)
1,392,000,000	IDR	80,761	USD	GSC	06/17/2026	(484)
1,607,000,000	IDR	94,836	USD	DEUT	06/17/2026	(2,160)
19,864,103,000	IDR	1,168,392	USD	BOA	06/17/2026	(22,818)
210,000	ILS	71,155	USD	CBK	06/17/2026	106
2,976,000	INR	32,500	USD	JPM	06/04/2026	(1,285)
3,254,000	INR	35,762	USD	MSC	06/04/2026	(1,631)
3,930,000	INR	41,147	USD	UBS	06/17/2026	25
2,940,000	INR	30,999	USD	SCB	06/17/2026	(199)
4,830,000	INR	51,602	USD	GSC	06/17/2026	(1,002)
138,484,000	INR	1,487,120	USD	BOA	06/17/2026	(36,331)
160,380,000	KRW	108,301	USD	JPM	06/17/2026	702
50,980,000	KRW	34,530	USD	BOA	06/17/2026	119
82,010,000	KRW	55,751	USD	MSC	06/17/2026	(13)
128,250,000	KRW	87,186	USD	GSC	06/17/2026	(20)
41,600,000	KZT	75,383	USD	DEUT	05/26/2026	13,536
33,000,000	KZT	64,047	USD	BOA	05/26/2026	6,490
13,700,000	KZT	28,939	USD	DEUT	07/28/2026	(314)
7,436,000	MXN	414,355	USD	SCB	06/17/2026	9,599
1,740,000	MXN	95,913	USD	GSC	06/17/2026	3,291
2,590,000	MXN	145,218	USD	BOA	06/17/2026	2,447
1,640,000	MXN	91,825	USD	UBS	06/17/2026	1,678
410,000	MXN	22,522	USD	CBK	06/17/2026	854
806,000	MXN	46,161	USD	MSC	06/17/2026	(208)
850,000	MXN	49,099	USD	DEUT	06/17/2026	(637)
670,000	MYR	168,935	USD	DEUT	06/18/2026	91
918,000	MYR	234,285	USD	SCB	06/18/2026	(2,695)
104,130,000	NGN	67,793	USD	CBK	06/08/2026	6,617
29,471,000	NGN	20,638	USD	CBK	06/26/2026	255
90,007,000	NGN	62,224	USD	CBK	08/05/2026	558
85,000	NZD	49,802	USD	DEUT	06/17/2026	493
40,000	NZD	23,543	USD	UBS	06/17/2026	125
35,000	NZD	20,691	USD	JPM	06/17/2026	19
395,000	PEN	112,153	USD	SCB	06/17/2026	107
135,000	PEN	38,341	USD	GSC	06/17/2026	26
176,000	PEN	51,191	USD	BCLY	06/17/2026	(1,171)
1,525,000	PEN	441,287	USD	DEUT	06/17/2026	(7,881)
185,000	PLN	50,866	USD	MSC	05/19/2026	170
5,214,000	PLN	1,413,955	USD	GSC	06/17/2026	24,340
380,000	PLN	101,927	USD	BOA	06/17/2026	2,897
The accompanying notes are an integral part of these financial statements.

17

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
230,000	PLN	62,508	USD	DEUT	06/17/2026	$938
230,000	PLN	63,306	USD	CBK	06/17/2026	140
200,000	PLN	55,212	USD	SGG	06/17/2026	(42)
569,000	RON	127,851	USD	SGG	06/17/2026	253
465,000	RON	105,021	USD	GSC	06/17/2026	(331)
1,275,000	RON	287,571	USD	CBK	06/17/2026	(519)
100,000	SGD	78,584	USD	BOA	06/17/2026	252
70,000	SGD	55,234	USD	DEUT	06/17/2026	(49)
4,089,000	THB	126,123	USD	BOA	05/19/2026	(482)
4,530,000	THB	138,872	USD	GSC	06/17/2026	641
830,000	THB	25,159	USD	JPM	06/17/2026	403
3,650,000	THB	112,154	USD	MSC	06/17/2026	257
960,000	THB	29,919	USD	CBK	06/17/2026	(354)
1,290,000	THB	40,338	USD	BNP	06/17/2026	(609)
5,440,000	THB	169,947	USD	DEUT	06/17/2026	(2,408)
26,642,000	THB	835,243	USD	BCLY	06/17/2026	(14,734)
64,000	THB	2,081	USD	BOA	08/26/2026	(99)
505,000	THB	15,659	USD	BOA	10/27/2026	71
15,720,000	TRY	343,757	USD	JPM	05/11/2026	700
17,567,000	TRY	363,751	USD	BCLY	06/17/2026	7,754
6,014,000	TRY	125,681	USD	CBK	06/17/2026	1,503
15,735,000	TRY	289,542	USD	DEUT	07/17/2026	33,934
38,750,000	TRY	694,693	USD	BCLY	09/16/2026	58,179
25,660,000	TRY	457,479	USD	BCLY	11/04/2026	20,090
25,080,000	TRY	444,200	USD	BCLY	12/16/2026	5,095
25,660,000	TRY	456,616	USD	BCLY	01/29/2027	(14,283)
15,720,000	TRY	275,620	USD	BCLY	02/10/2027	(6,985)
25,080,000	TRY	416,604	USD	BCLY	03/17/2027	(646)
335,000	UYU	8,241	USD	DEUT	06/17/2026	60
1,620,000	ZAR	95,664	USD	DEUT	06/17/2026	1,234
468,000	ZAR	27,713	USD	MSC	06/17/2026	280
1,220,000	ZAR	72,933	USD	BOA	06/17/2026	40
400,000	ZAR	24,008	USD	SCB	06/17/2026	(83)
9,006,000	ZAR	540,537	USD	GSC	06/17/2026	(1,858)
3,623,000	ZAR	220,625	USD	BCLY	06/17/2026	(3,921)
35,378	USD	54,305,000	ARS	BNP	05/12/2026	(3,288)
32,175	USD	51,480,000	ARS	CBK	07/14/2026	(3,031)
32,175	USD	51,480,000	ARS	BOA	07/14/2026	(3,031)
56,999	USD	80,000	AUD	DEUT	06/17/2026	(545)
45,213	USD	65,000	AUD	JPM	06/17/2026	(1,542)
69,022	USD	346,000	BRL	GSC	06/02/2026	(262)
17,134	USD	90,000	BRL	BCLY	06/02/2026	(887)
31,123	USD	164,000	BRL	SSG	06/02/2026	(1,717)
78,171	USD	415,000	BRL	BOA	06/02/2026	(4,928)
102,850	USD	545,000	BRL	DEUT	06/02/2026	(6,282)
113,704	USD	600,000	BRL	CBK	06/02/2026	(6,441)
45,766	USD	62,000	CAD	BNP	06/17/2026	30
29,091	USD	40,000	CAD	TDB	06/17/2026	(417)
81,983	USD	74,600,000	CLP	BOA	06/17/2026	(927)
44,204	USD	40,900,000	CLP	DEUT	06/17/2026	(1,252)
76,547	USD	521,000	CNH	BNP	06/17/2026	20
184,022	USD	1,257,000	CNH	CBK	06/17/2026	(613)
82,882	USD	569,000	CNH	JPM	06/17/2026	(696)
117,467	USD	806,000	CNH	GSC	06/17/2026	(923)
112,260	USD	772,000	CNH	SCB	06/17/2026	(1,136)
84,081	USD	581,000	CNH	JPM	07/13/2026	(1,416)
89,487	USD	618,000	CNH	BOA	07/15/2026	(1,468)
70,524	USD	479,000	CNH	JPM	10/08/2026	(389)
70,346	USD	477,000	CNH	BOA	10/09/2026	(277)
101,003	USD	365,200,000	COP	DEUT	06/17/2026	1,717
15,238	USD	56,000,000	COP	SCB	06/17/2026	14
13,534	USD	51,300,000	COP	UBS	06/17/2026	(413)
44,659	USD	168,500,000	COP	BOA	06/17/2026	(1,150)
201,360	USD	4,280,000	CZK	GSC	06/17/2026	(4,765)
46,698	USD	2,830,000	DOP	CBK	05/29/2026	(523)
The accompanying notes are an integral part of these financial statements.

18

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
62,684	USD	3,120,000	EGP	CBK	07/06/2026	$6,391
6,400	USD	320,000	EGP	GSC	07/06/2026	626
13,297	USD	667,000	EGP	GSC	07/15/2026	1,303
24,230	USD	1,220,000	EGP	GSC	07/22/2026	2,348
11,548	USD	585,000	EGP	GSC	08/10/2026	1,127
173,577	USD	147,000	EUR	CBK	06/17/2026	666
52,832	USD	45,000	EUR	GSC	06/17/2026	(100)
119,492	USD	102,000	EUR	BCLY	06/17/2026	(487)
141,809	USD	121,000	EUR	SCB	06/17/2026	(519)
192,035	USD	164,000	EUR	JPM	06/17/2026	(871)
230,450	USD	197,000	EUR	UBS	06/17/2026	(1,273)
4,121,533	USD	3,547,581	EUR	DEUT	06/17/2026	(51,350)
224,574	USD	194,000	EUR	BOA	07/07/2026	(3,819)
37,298	USD	28,000	GBP	DEUT	06/17/2026	(799)
72,298	USD	54,000	GBP	WEST	06/17/2026	(1,176)
111,348	USD	34,500,000	HUF	GSC	06/17/2026	480
53,346	USD	16,500,000	HUF	SCB	06/17/2026	323
54,915	USD	17,000,000	HUF	BOA	06/17/2026	284
23,093	USD	7,200,000	HUF	CBK	06/17/2026	(44)
21,425	USD	6,700,000	HUF	SGG	06/17/2026	(106)
72,095	USD	22,600,000	HUF	DEUT	06/17/2026	(531)
21,892	USD	7,400,000	HUF	BCLY	06/17/2026	(1,888)
57,650	USD	18,885,000	HUF	MSC	06/17/2026	(3,039)
82,626	USD	1,406,000,000	IDR	GSC	06/17/2026	1,541
100,574	USD	1,720,000,000	IDR	DEUT	06/17/2026	1,380
32,088	USD	554,000,000	IDR	BOA	06/17/2026	139
68,965	USD	215,000	ILS	SCB	06/17/2026	(3,993)
60,314	USD	190,000	ILS	CBK	06/17/2026	(4,161)
98,485	USD	8,969,000	INR	JPM	06/04/2026	4,409
104,891	USD	9,780,000	INR	MSC	06/17/2026	2,433
117,624	USD	11,080,000	INR	SCB	06/17/2026	1,548
72,444	USD	6,780,000	INR	BOA	06/17/2026	1,415
54,702	USD	5,130,000	INR	BCLY	06/17/2026	959
65,877	USD	6,240,000	INR	BNP	06/17/2026	506
55,675	USD	82,060,000	KRW	BNP	06/17/2026	(97)
54,755	USD	82,010,000	KRW	JPM	06/17/2026	(983)
57,993	USD	26,900,000	KZT	JPM	05/26/2026	495
30,457	USD	15,000,000	KZT	DEUT	05/26/2026	(1,605)
50,970	USD	890,000	MXN	GSC	06/17/2026	228
120,508	USD	2,110,000	MXN	BCLY	06/17/2026	209
13,229	USD	230,000	MXN	MSC	06/17/2026	115
70,301	USD	1,233,000	MXN	SSG	06/17/2026	3
62,800	USD	1,120,000	MXN	BOA	06/17/2026	(1,055)
55,775	USD	1,000,000	MXN	SCB	06/17/2026	(1,239)
141,172	USD	2,515,000	MXN	TDB	06/17/2026	(2,218)
196,338	USD	3,500,000	MXN	CBK	06/17/2026	(3,211)
17,370	USD	70,000	MYR	SCB	06/18/2026	(290)
98,026	USD	390,000	MYR	DEUT	06/18/2026	(362)
24,887	USD	35,337,000	NGN	CBK	06/08/2026	(364)
47,939	USD	68,793,000	NGN	BOA	06/08/2026	(1,219)
127,141	USD	215,000	NZD	MSC	06/17/2026	(76)
326,862	USD	1,139,000	PEN	CBK	06/17/2026	3,157
108,617	USD	375,000	PEN	BNP	06/17/2026	2,042
12,998	USD	45,000	PEN	BOA	06/17/2026	209
44,425	USD	156,000	PEN	SCB	06/17/2026	90
54,874	USD	3,310,000	PHP	BOA	06/17/2026	1,069
44,192	USD	2,720,000	PHP	GSC	06/17/2026	(23)
22,204	USD	81,000	PLN	UBS	05/19/2026	(141)
144,819	USD	521,000	PLN	SSG	06/17/2026	1,099
74,986	USD	270,000	PLN	BOA	06/17/2026	506
93,007	USD	340,000	PLN	GSC	06/17/2026	(783)
138,097	USD	510,000	PLN	DEUT	06/17/2026	(2,588)
318,196	USD	1,177,000	PLN	MSC	06/17/2026	(6,482)
18,676	USD	68,000	PLN	MSC	10/27/2026	(59)
91,982	USD	400,000	RON	BNP	06/17/2026	1,926
The accompanying notes are an integral part of these financial statements.

19

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
12,392	USD	55,000	RON	BOA	06/17/2026	$10
55,115	USD	70,000	SGD	DEUT	06/17/2026	(70)
43,203	USD	55,000	SGD	GSC	06/17/2026	(157)
133,854	USD	170,000	SGD	CAG	06/17/2026	(167)
54,988	USD	70,000	SGD	CBK	06/17/2026	(198)
39,370	USD	1,250,000	THB	BCLY	06/17/2026	873
201,801	USD	6,530,000	THB	CBK	06/17/2026	694
104,238	USD	3,370,000	THB	SCB	06/17/2026	450
113,335	USD	3,680,000	THB	MSC	06/17/2026	—
176,978	USD	5,750,000	THB	DEUT	06/17/2026	(109)
352,042	USD	11,480,000	THB	GSC	06/17/2026	(1,514)
336,401	USD	15,720,000	TRY	BCLY	05/11/2026	(8,056)
74,451	USD	3,514,000	TRY	UBS	06/17/2026	136
382	USD	18,000	TRY	SGG	06/17/2026	1
516,581	USD	25,080,000	TRY	BCLY	06/17/2026	(13,808)
302,509	USD	15,735,000	TRY	DEUT	07/17/2026	(20,967)
478,462	USD	25,080,000	TRY	BCLY	09/16/2026	(8,817)
249,362	USD	13,670,000	TRY	DEUT	09/16/2026	(16,232)
486,307	USD	25,660,000	TRY	BCLY	11/04/2026	8,738
451,030	USD	25,080,000	TRY	BCLY	12/16/2026	1,735
448,061	USD	25,660,000	TRY	BCLY	01/29/2027	5,728
271,222	USD	15,720,000	TRY	JPM	02/10/2027	2,587
108,849	USD	6,485,000	TRY	GSC	03/17/2027	1,293
67,979	USD	1,140,000	ZAR	MSC	06/17/2026	(208)
145,655	USD	2,447,000	ZAR	SSG	06/17/2026	(708)
54,134	USD	926,000	ZAR	CBK	06/17/2026	(1,253)
113,470	USD	1,940,000	ZAR	BCLY	06/17/2026	(2,568)
95,854	USD	1,600,000	ZAR	JPM	07/09/2026	318
20,946	USD	339,000	ZAR	BOA	08/26/2026	785
Total foreign currency contracts						$163,502
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$199,600	$—	$199,600	$—
Corporate Bonds	7,099,357	—	7,099,357	—
Foreign Government Obligations	12,423,172	—	12,423,172	—
Short-Term Investments	466,633	47,232	419,401	—
Purchased Options	29,555	—	29,555	—
Foreign Currency Contracts(2)	536,738	—	536,738	—
Futures Contracts(2)	18,408	18,408	—	—
Swaps - Interest Rate(2)	56,399	—	56,399	—
Total	$20,829,862	$65,640	$20,764,222	$—
Liabilities
Foreign Currency Contracts(2)	$(373,236)	$—	$(373,236)	$—
Futures Contracts(2)	(22,170)	(22,170)	—	—
Swaps - Interest Rate(2)	(68,175)	—	(68,175)	—
Written Options	(35,008)	—	(35,008)	—
Total	$(498,589)	$(22,170)	$(476,419)	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

20

The Hartford Floating Rate Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
	Other Asset-Backed Securities - 1.1%
$ 2,000,000	Bain Capital Credit CLO Ltd. Series 2025-1A, 5.22%, 04/23/2038, 3 mo. USD Term SOFR + 1.55%(1)(2)	$2,000,172
2,500,000	Carlyle U.S. CLO Ltd. Series 2020-1A, 5.23%, 01/20/2038, 3 mo. USD Term SOFR + 1.55%(1)(2)	2,500,152
1,750,000	Elmwood CLO II Ltd. Series 2019-2A, 9.43%, 10/20/2037, 3 mo. USD Term SOFR + 5.75%(1)(2)	1,709,603
1,500,000	Madison Park Funding LXIX Ltd. Series 2024-69A, 9.92%, 07/25/2037, 3 mo. USD Term SOFR + 6.25%(1)(2)	1,427,909
1,250,000	Magnetite XLI Ltd. Series 2024-41A, 8.57%, 01/25/2038, 3 mo. USD Term SOFR + 4.90%(1)(2)	1,251,080
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $9,000,000)	$8,888,916
CONVERTIBLE BONDS - 0.4%
	IT Services - 0.4%
450,000	Seagate HDD Cayman 3.50%, 06/01/2028	$3,665,025
	Total Convertible Bonds (cost $530,415)	$3,665,025
CORPORATE BONDS - 3.2%
	Airlines - 0.1%
1,000,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	$931,368
	Commercial Services - 0.1%
1,100,000	Veritiv Operating Co. 10.50%, 11/30/2030(1)	1,159,152
	Diversified Financial Services - 0.8%
	Freedom Mortgage Holdings LLC
600,000	9.13%, 05/15/2031(1)	621,458
575,000	9.25%, 02/01/2029(1)	595,717
2,015,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	1,958,407
3,690,000	Stonebriar ABF Issuer LLC 8.13%, 12/15/2030(1)	3,876,127
		7,051,709
	Food - 0.1%
440,000	Industrial F&B Investments III, Inc. 7.75%, 02/11/2033(1)	444,623
	Hand/Machine Tools - 0.1%
EUR 805,000	IMA Industria Macchine Automatiche SpA 5.95%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	951,822
	Healthcare - Services - 0.1%
$ 730,000	Acadia Healthcare Co., Inc. 7.38%, 03/15/2033(1)	746,711
	Insurance - 0.4%
	Asurion LLC/Asurion Co-Issuer, Inc.
1,000,000	8.00%, 12/31/2032(1)	1,044,589
2,500,000	8.38%, 02/01/2034(1)	2,466,520
		3,511,109
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 3.2% - (continued)
	Internet - 0.3%
$ 665,000	Getty Images, Inc. 11.25%, 02/21/2030(1)	$594,084
1,969,971	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	1,974,896
		2,568,980
	Media - 0.1%
645,000	CSC Holdings LLC 11.75%, 01/31/2029(1)	461,876
	Oil & Gas - 0.2%
1,705,000	Matador Resources Co. 6.25%, 04/15/2033(1)	1,733,926
	Packaging & Containers - 0.3%
1,775,000	TriMas Corp. 4.13%, 04/15/2029(1)	1,707,648
815,000	Trivium Packaging Finance BV 12.25%, 01/15/2031(1)	888,577
		2,596,225
	Retail - 0.3%
EUR 575,000	Bertrand Franchise Finance SAS 5.99%, 07/18/2030, 3 mo. EURIBOR + 3.75%(1)(2)	674,363
$ 560,000	Petco Health & Wellness Co., Inc. 8.25%, 02/01/2031(1)	565,531
1,000,000	Staples, Inc. 10.75%, 09/01/2029(1)	955,850
		2,195,744
	Software - 0.1%
EUR 555,000	TeamSystem SpA 5.70%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	633,795
	Telecommunications - 0.2%
$ 790,000	Cipher Compute LLC 7.13%, 11/15/2030(1)	818,842
1,175,000	Frontier Communications Holdings LLC 5.00%, 05/01/2028(1)	1,175,000
		1,993,842
	Total Corporate Bonds (cost $26,851,784)	$26,980,882
SENIOR FLOATING RATE INTERESTS - 86.5%(3)
	Advertising - 0.5%
600,000	Clear Channel Outdoor Holdings, Inc. 7.77%, 08/23/2028, 1 mo. USD Term SOFR + 4.00%	$601,374
2,000,000	Neptune Bidco U.S., Inc. 8.77%, 02/03/2033, 3 mo. USD Term SOFR + 5.00%	1,956,500
1,950,113	Wasserman Media Group LLC 6.15%, 06/23/2032, 1 mo. USD Term SOFR + 2.50%	1,945,237
		4,503,111
	Aerospace & Defense - 2.2%
3,484,429	Barnes Group, Inc. 6.15%, 01/27/2032, 1 mo. USD Term SOFR + 2.50%	3,483,697
1,950,533	Cobham Ultra SeniorCo SARL 7.79%, 08/03/2029, 6 mo. USD Term SOFR + 3.75%	1,958,667
3,293,313	Dynasty Acquisition Co., Inc. 5.65%, 10/31/2031, 1 mo. USD Term SOFR + 2.00%	3,303,127
	Kaman Corp.
207,931	1.00%, 02/26/2032, 3 mo. USD Term SOFR + 2.50%(4)	208,798
1,792,637	6.13%, 02/26/2032, 1 mo. USD Term SOFR + 2.25%	1,800,113
1,145,730	Karman Holdings LLC 6.46%, 04/01/2032, 3 mo. USD Term SOFR + 2.75%	1,149,545
The accompanying notes are an integral part of these financial statements.

21

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 86.5%(3) - (continued)
	Aerospace & Defense - 2.2% - (continued)
	PMI U.S. Bidco, Inc.
$ 27,586	6.91%, 03/16/2033, 3 mo. USD Term SOFR + 3.25%(4)	$27,759
172,414	6.92%, 03/16/2033, U.S. (Fed) Prime Rate + 0.17%	173,491
	TransDigm, Inc.
6,039,111	6.15%, 02/28/2031, 1 mo. USD Term SOFR + 2.50%	6,046,902
505,000	6.15%, 02/13/2033, 1 mo. USD Term SOFR + 2.50%	505,727
		18,657,826
	Agriculture - 0.3%
2,636,691	Golden State Food LLC 7.20%, 12/04/2031, 3 mo. USD Term SOFR + 3.50%	2,646,078
	Airlines - 1.7%
	American Airlines, Inc.
1,097,167	5.93%, 04/20/2028, 3 mo. USD Term SOFR + 2.25%	1,090,157
1,970,100	6.43%, 05/28/2032, 3 mo. USD Term SOFR + 2.75%	1,959,836
2,487,125	AS Mileage Plan IP Ltd. 5.43%, 10/15/2031, 3 mo. USD Term SOFR + 1.75%	2,487,125
4,693,506	JetBlue Airways Corp. 8.44%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	4,161,591
2,315,000	OneSky Flight LLC 6.42%, 02/17/2033, 1 mo. USD Term SOFR + 2.75%	2,316,458
1,771,814	VistaJet Malta Finance PLC 7.44%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	1,754,414
		13,769,581
	Apparel - 1.6%
6,457,709	ABG Intermediate Holdings 2 LLC 5.90%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	6,470,237
1,137,150	Beach Acquisition Bidco LLC 6.95%, 09/12/2032, 3 mo. USD Term SOFR + 3.25%	1,140,709
4,224,175	Champ Acquisition Corp. 6.95%, 11/25/2031, 3 mo. USD Term SOFR + 3.25%	4,231,568
1,047,375	Varsity Brands, Inc. 6.45%, 08/26/2031, 3 mo. USD Term SOFR + 2.75%	1,045,542
		12,888,056
	Auto Parts & Equipment - 0.9%
1,574,100	American Axle & Manufacturing, Inc. 7.01%, 02/03/2033, 3 mo. USD Term SOFR + 3.25%	1,572,132
	Clarios Global LP
EUR 2,232,825	5.01%, 07/16/2031, 1 mo. EURIBOR + 3.00%	2,632,846
$ 3,283,500	6.40%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	3,297,192
	First Brands Group LLC
1,506,299	5.20%, 06/29/2026, 1 mo. USD Term SOFR + 1.55%(5)	353,980
4,362,793	10.66%, 06/29/2026, 1 mo. USD Term SOFR + 7.00%(5)	4,014
3,802,525	10.78%, 03/30/2027, 1 mo. USD Term SOFR + 7.11%(6)	3,194
		7,863,358
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 86.5%(3) - (continued)
	Beverages - 0.3%
$ 2,155,000	Primo Brands Corp. 6.43%, 03/31/2031, 3 mo. USD Term SOFR + 2.75%	$2,167,370
	Biotechnology - 0.4%
1,540,000	BioMarin Pharmaceutical, Inc. 5.40%, 04/27/2033, 1 mo. USD Term SOFR + 1.75%	1,544,097
1,818,375	Genmab AS 6.70%, 12/13/2032, 3 mo. USD Term SOFR + 3.00%	1,828,485
		3,372,582
	Chemicals - 0.9%
1,999,688	AAP Buyer, Inc. 6.41%, 09/09/2031, 3 mo. USD Term SOFR + 2.75%	2,005,526
2,485,820	Ineos U.S. Finance LLC 6.65%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	2,295,232
1,676,522	Nouryon Finance BV 6.94%, 04/03/2028, 6 mo. USD Term SOFR + 3.25%	1,666,044
1,720,240	SCIH Salt Holdings, Inc. 6.35%, 01/31/2029, 6 mo. USD Term SOFR + 2.75%	1,725,160
		7,691,962
	Commercial Services - 8.5%
4,979,975	Allied Universal Holdco LLC 6.90%, 08/20/2032, 1 mo. USD Term SOFR + 3.25%	4,992,076
4,679,076	Belron Finance 2019 LLC 5.66%, 10/16/2031, 3 mo. USD Term SOFR + 2.00%	4,698,588
2,999,925	Citrin Cooperman Advisors LLC 6.70%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	2,887,428
2,371,626	Creative Artists Agency LLC 6.15%, 10/01/2031, 1 mo. USD Term SOFR + 2.50%	2,376,891
3,754,000	Evertec Group LLC 5.90%, 10/30/2030, 1 mo. USD Term SOFR + 2.25%	3,754,000
5,001,502	First Advantage Holdings LLC 6.45%, 10/31/2031, 3 mo. USD Term SOFR + 2.75%	4,932,731
5,701,678	Fugue Finance BV 5.92%, 01/09/2032, 3 mo. USD Term SOFR + 2.25%	5,678,872
2,775,634	Genuine Financial Holdings LLC 6.90%, 09/27/2030, 1 mo. USD Term SOFR + 3.25%	2,554,971
EUR 2,293,381	Inspired Finco Holdings Ltd. 5.01%, 02/28/2031, 1 mo. EURIBOR + 3.00%	2,695,717
$ 5,440,567	OMNIA Partners LLC 6.43%, 12/31/2032, 3 mo. USD Term SOFR + 2.75%	5,465,049
1,884,020	Parexel International Corp. 6.40%, 12/12/2031, 1 mo. USD Term SOFR + 2.75%	1,884,020
2,631,775	Prometric Holdings, Inc. 7.40%, 06/25/2032, 1 mo. USD Term SOFR + 3.75%	2,628,485
	Pye-Barker Fire & Safety LLC
213,850	3.07%, 12/16/2032, 3 mo. USD Term SOFR + 2.50%(4)	214,635
1,431,150	6.16%, 12/16/2032, 3 mo. USD Term SOFR + 2.50%	1,436,402
4,468,895	Ryan LLC 7.15%, 11/05/2032, 1 mo. USD Term SOFR + 3.50%	4,393,505
	TMF Group Holding BV
EUR 1,420,000	5.32%, 05/03/2028, 3 mo. EURIBOR + 3.25%	1,677,165
$ 2,776,525	6.43%, 05/03/2028, 3 mo. USD Term SOFR + 2.75%	2,775,831
3,920,698	Trans Union LLC 5.40%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	3,918,405
The accompanying notes are an integral part of these financial statements.

22

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 86.5%(3) - (continued)
	Commercial Services - 8.5% - (continued)
$ 4,210,753	TTF Holdings LLC 7.38%, 07/18/2031, 6 mo. USD Term SOFR + 3.75%	$3,154,570
1,747,350	United Talent Agency LLC 6.67%, 06/10/2032, 1 mo. USD Term SOFR + 3.00%	1,756,087
967,575	Valvoline, Inc. 5.66%, 12/01/2032, 1 mo. USD Term SOFR + 2.00%	971,107
1,762,631	Veritiv Corp. 7.70%, 12/02/2030, 3 mo. USD Term SOFR + 4.00%	1,702,861
1,935,000	Wash Multifamily Parent, Inc. 6.90%, 09/10/2032, 1 mo. USD Term SOFR + 3.25%	1,939,837
2,160,971	WEX, Inc. 5.40%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	2,160,971
		70,650,204
	Construction Materials - 3.1%
4,006,414	Chamberlain Group, Inc. 6.40%, 09/08/2032, 1 mo. USD Term SOFR + 2.75%	3,998,481
	Cornerstone Building Brands, Inc.
2,129,410	7.02%, 04/12/2028, 3 mo. USD Term SOFR + 3.25%	1,305,222
2,629,950	8.17%, 05/15/2031, 3 mo. USD Term SOFR + 4.50%	1,328,125
3,945,150	Emerald Borrower LP 5.95%, 08/04/2031, 3 mo. USD Term SOFR + 2.25%	3,948,149
1,517,159	Groundworks LLC 6.67%, 03/14/2031, 3 mo. USD Term SOFR + 3.00%	1,520,952
3,879,703	Hobbs & Associates LLC 6.40%, 07/23/2031, 1 mo. USD Term SOFR + 2.75%	3,855,455
3,969,850	Quikrete Holdings, Inc. 5.90%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	3,971,359
3,965,652	Tamko Building Products LLC 6.43%, 09/20/2030, 3 mo. USD Term SOFR + 2.75%	3,955,737
1,964,921	Wilsonart LLC 7.95%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	1,780,434
		25,663,914
	Distribution/Wholesale - 2.0%
2,481,011	American Builders & Contractors Supply Co., Inc. 5.40%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	2,488,156
1,695,562	Core & Main LP 5.65%, 02/09/2031, 1 mo. USD Term SOFR + 2.00%	1,696,274
4,263,575	Gloves Buyer, Inc. 7.65%, 05/21/2032, 1 mo. USD Term SOFR + 4.00%	4,257,350
2,953,696	Olympus Water U.S. Holding Corp. 6.70%, 06/20/2031, 3 mo. USD Term SOFR + 3.00%	2,914,205
	Windsor Holdings III LLC
EUR 1,500,000	4.76%, 08/01/2030, 1 mo. EURIBOR + 2.75%	1,753,556
$ 3,315,699	6.40%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	3,299,950
		16,409,491
	Diversified Financial Services - 3.4%
1,913,669	Aretec Group, Inc. 6.65%, 08/09/2030, 1 mo. USD Term SOFR + 3.00%	1,917,152
6,817,459	Blackhawk Network Holdings, Inc. 7.15%, 03/12/2029, 1 mo. USD Term SOFR + 3.50%	6,743,217
3,615,937	CFC Bidco 2022 Ltd. 7.18%, 07/01/2032, 3 mo. USD Term SOFR + 3.50%	3,480,340
4,950,000	FNZ Group Services Ltd. 8.66%, 11/05/2031, 3 mo. USD Term SOFR + 5.00%	3,913,618
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 86.5%(3) - (continued)
	Diversified Financial Services - 3.4% - (continued)
$ 3,548,267	Focus Financial Partners LLC 6.15%, 09/15/2031, 1 mo. USD Term SOFR + 2.50%	$3,518,710
3,976,713	HighTower Holdings LLC 6.41%, 02/03/2032, 3 mo. USD Term SOFR + 2.75%	3,969,276
505,000	Jupiter Borrower, Inc. 6.41%, 03/25/2033, 1 mo. USD Term SOFR + 2.75%	506,263
995,000	Mariner Wealth Advisors LLC 5.95%, 12/31/2030, 3 mo. USD Term SOFR + 2.25%	998,214
3,120,000	Osaic Holdings, Inc. 6.20%, 07/30/2032, 3 mo. USD Term SOFR + 2.50%	3,117,722
		28,164,512
	Electric - 0.2%
1,831,897	Kohler Energy Co. LLC 6.70%, 05/01/2031, 3 mo. USD Term SOFR + 3.00%	1,834,187
	Electronics - 1.2%
3,541,515	Coherent Corp. 5.40%, 07/02/2029, 1 mo. USD Term SOFR + 1.75%	3,541,515
5,016,490	LSF12 Crown U.S. Commercial Bidco LLC 6.66%, 12/02/2031, 1 mo. USD Term SOFR + 3.00%	5,043,679
1,235,000	Resilience Parent LLC 6.13%, 02/28/2033, 6 mo. USD Term SOFR + 2.50%	1,237,470
		9,822,664
	Engineering & Construction - 1.6%
1,165,000	AGI-CFI Acquisition Corp. 8.20%, 03/25/2033, 3 mo. USD Term SOFR + 4.50%	1,161,121
1,348,225	Blackfin Pipeline LLC 6.69%, 09/29/2032, 1 mo. USD Term SOFR + 3.00%	1,356,934
2,113,945	Brown Group Holding LLC 6.16%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	2,124,282
1,728,125	Construction Partners, Inc. 6.15%, 11/03/2031, 1 mo. USD Term SOFR + 2.50%	1,737,491
3,000,816	Newly Weds Foods, Inc. 5.90%, 03/15/2032, 1 mo. USD Term SOFR + 2.25%	2,996,135
4,330,330	Tecta America Corp. 6.40%, 02/18/2032, 1 mo. USD Term SOFR + 2.75%	4,324,311
		13,700,274
	Entertainment - 5.3%
	Banijay Entertainment SAS
EUR 1,445,000	5.33%, 03/01/2028, 3 mo. EURIBOR + 3.25%	1,705,998
$ 1,772,254	6.41%, 03/01/2028, 1 mo. USD Term SOFR + 2.75%	1,777,801
	Caesars Entertainment, Inc.
2,408,122	5.90%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	2,333,879
1,997,614	5.90%, 02/06/2031, 1 mo. USD Term SOFR + 2.25%	1,931,453
2,326,354	Cinemark USA, Inc. 5.92%, 05/24/2030, 1 mo. USD Term SOFR + 2.25%	2,334,240
3,046,553	Crown Finance U.S., Inc. 8.16%, 12/02/2031, 1 mo. USD Term SOFR + 4.50%	3,042,318
1,361,250	DK Crown Holdings, Inc. 5.41%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	1,362,380
5,520,775	EOC Borrower LLC 6.40%, 03/24/2032, 1 mo. USD Term SOFR + 2.75%	5,533,197
4,088,605	Great Canadian Gaming Corp. 8.44%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	3,974,901
The accompanying notes are an integral part of these financial statements.

23

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 86.5%(3) - (continued)
	Entertainment - 5.3% - (continued)
$ 1,652,513	Herschend Entertainment Co. LLC 6.15%, 05/27/2032, 1 mo. USD Term SOFR + 2.50%	$1,658,445
3,036,288	Maverick Gaming LLC 11.18%, 06/05/2028, U.S. (Fed) Prime Rate + 7.50%(7)	1,669,958
EUR 2,480,000	MotoGP Sports Entertainment Group SL 4.87%, 08/18/2032, 6 mo. EURIBOR + 2.75%	2,924,855
$ 6,031,655	Ontario Gaming GTA LP 7.95%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	5,710,469
	RunItOneTime LLC
880,538	4.65%, 10/15/2026, 1 mo. USD Term SOFR + 1.00%(5)(7)	881,596
386,107	16.15%, 10/15/2026, 1 mo. USD Term SOFR + 12.50%(7)	385,644
6,875,686	TKO Worldwide Holdings LLC 5.66%, 11/21/2031, 3 mo. USD Term SOFR + 2.00%	6,891,363
		44,118,497
	Environmental Control - 1.0%
	Filtration Group Corp.
EUR 635,000	5.51%, 10/21/2028, 1 mo. EURIBOR + 3.50%	747,362
$ 3,896,031	6.15%, 10/21/2028, 1 mo. USD Term SOFR + 2.50%	3,900,200
2,512,375	GFL Environmental, Inc. 6.17%, 03/03/2032, 3 mo. USD Term SOFR + 2.50%	2,515,515
1,124,963	Northstar Group Services, Inc. 8.41%, 05/31/2030, 3 mo. USD Term SOFR + 4.75%	1,128,484
		8,291,561
	Food - 1.4%
2,772,000	Aspire Bakeries Holdings LLC 6.65%, 12/23/2030, 1 mo. USD Term SOFR + 3.00%	2,780,676
	CHG PPC Parent LLC
EUR 1,500,000	5.51%, 12/08/2028, 1 mo. EURIBOR + 3.50%	1,763,115
$ 619,294	6.77%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	619,486
	Froneri Lux Finco SARL
EUR 1,720,000	4.90%, 09/30/2031, 6 mo. EURIBOR + 2.75%	2,015,024
$ 2,379,037	5.88%, 09/30/2032, 6 mo. USD Term SOFR + 2.25%	2,360,695
2,385,000	TreeHouse Foods, Inc. 7.90%, 02/11/2033, 1 mo. USD Term SOFR + 4.25%	2,402,148
		11,941,144
	Healthcare - Products - 1.3%
EUR 2,150,000	Auris Luxembourg III SARL 6.19%, 02/28/2029, 6 mo. EURIBOR + 3.75%	2,505,052
$ 4,853,445	Bausch & Lomb Corp. 7.40%, 01/15/2031, 1 mo. USD Term SOFR + 3.75%	4,876,208
2,500,000	Hologic, Inc. 5.92%, 04/07/2033, 3 mo. USD Term SOFR + 2.25%	2,485,950
903,402	Insulet Corp. 5.65%, 08/01/2031, 1 mo. USD Term SOFR + 2.00%	910,178
212,162	Medline Borrower LP 5.40%, 10/23/2028, 1 mo. USD Term SOFR + 1.75%	212,863
		10,990,251
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 86.5%(3) - (continued)
	Healthcare - Services - 2.2%
	ADMI Corp.
$ 1,469,537	7.14%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	$1,403,408
1,576,920	7.52%, 12/23/2027, 1 mo. USD Term SOFR + 3.75%	1,470,478
1,711,400	Aveanna Healthcare LLC 7.40%, 09/17/2032, 1 mo. USD Term SOFR + 3.75%	1,714,395
	Charlotte Buyer, Inc.
748,106	7.90%, 02/11/2028, 1 mo. USD Term SOFR + 4.25%	746,587
1,024,320	11.90%, 08/11/2028, 1 mo. USD Term SOFR + 8.25%	993,591
	EyeCare Partners LLC
1,811,433	4.73%, 11/30/2028, 6 mo. USD Term SOFR + 3.61%(5)	800,056
419,881	10.48%, 11/30/2028, 6 mo. USD Term SOFR + 6.75%	70,330
2,518,841	Heartland Dental LLC 7.40%, 08/25/2032, 1 mo. USD Term SOFR + 3.75%	2,518,589
2,950,609	Medical Solutions Holdings, Inc. 7.26%, 11/01/2028, 3 mo. USD Term SOFR + 3.50%	407,568
5,974,791	Star Parent, Inc. 7.70%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	5,975,209
	U.S. Fertility Enterprises LLC
263,158	1.75%, 12/30/2032, 3 mo. USD Term SOFR + 1.75%(4)	263,816
1,736,842	7.15%, 12/30/2032, 1 mo. USD Term SOFR + 3.50%	1,741,184
		18,105,211
	Holding Companies-Diversified - 0.5%
	GC Ferry Acquisition I, Inc.
605,208	3.50%, 08/16/2032, 3 mo. USD Term SOFR + 3.50%(4)	603,278
3,535,930	7.20%, 08/16/2032, 3 mo. USD Term SOFR + 3.50%	3,524,650
		4,127,928
	Home Furnishings - 1.0%
5,395,488	AI Aqua Merger Sub, Inc. 6.16%, 07/31/2028, 1 mo. USD Term SOFR + 2.50%	5,408,059
2,977,578	Somnigroup International, Inc. 5.90%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	2,985,022
		8,393,081
	Household Products - 0.6%
EUR 3,895,000	Cooper Consumer Health 5.88%, 11/06/2028, 3 mo. EURIBOR + 3.75%	4,605,651
	Housewares - 0.6%
$ 4,663,064	Hunter Douglas, Inc. 6.70%, 01/20/2032, 3 mo. USD Term SOFR + 3.00%	4,609,765
	Insurance - 6.1%
8,059,589	Acrisure LLC 6.65%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	7,918,546
1,487,534	Alera Group, Inc. 6.40%, 05/30/2032, 1 mo. USD Term SOFR + 2.75%	1,469,714
5,998,993	Alliant Holdings Intermediate LLC 6.15%, 09/19/2031, 1 mo. USD Term SOFR + 2.50%	5,987,114
2,547,750	AmWINS Group, Inc. 5.65%, 01/30/2032, 1 mo. USD Term SOFR + 2.00%	2,544,463
The accompanying notes are an integral part of these financial statements.

24

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 86.5%(3) - (continued)
	Insurance - 6.1% - (continued)
	Asurion LLC
$ 5,202,419	7.41%, 02/23/2033, 3 mo. USD Term SOFR + 3.75%	$5,113,561
1,373,832	9.16%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	1,377,047
4,096,947	Howden Group Holdings Ltd. 6.40%, 02/15/2031, 1 mo. USD Term SOFR + 2.75%	4,031,642
7,979,260	HUB International Ltd. 5.92%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	7,997,532
2,912,115	Sedgwick Claims Management Services, Inc. 6.15%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	2,889,459
651,725	Trucordia Insurance Holdings LLC 6.90%, 06/17/2032, 1 mo. USD Term SOFR + 3.25%	619,680
	Truist Insurance Holdings LLC
2,764,919	6.45%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	2,742,800
694,737	8.45%, 05/06/2032, 3 mo. USD Term SOFR + 4.75%	686,053
6,985,806	USI, Inc. 5.95%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	6,992,024
		50,369,635
	Internet - 2.0%
	MH Sub I LLC
5,307,170	7.90%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	4,877,767
4,265,833	7.90%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	3,338,014
3,695,000	9.90%, 02/23/2029, 1 mo. USD Term SOFR + 6.25%	2,924,445
6,193,994	Newfold Digital Holdings Group, Inc. 7.26%, 04/30/2029, 1 mo. USD Term SOFR + 3.50%	2,466,602
3,065,128	Shutterfly, Inc. 8.66%, 10/01/2027, 3 mo. USD Term SOFR + 5.00%	2,999,994
		16,606,822
	Investment Company Security - 1.1%
986,517	AAL Delaware Holdco, Inc. 6.40%, 07/30/2031, 1 mo. USD Term SOFR + 2.75%	990,079
2,128,063	Dragon Buyer, Inc. 6.45%, 09/30/2031, 3 mo. USD Term SOFR + 2.75%	2,031,236
1,690,000	Gryphon Acquire Newco LLC 6.67%, 09/13/2032, 3 mo. USD Term SOFR + 3.00%	1,691,757
2,456,156	Intrado Corp. 6.95%, 01/31/2030, 3 mo. USD Term SOFR + 3.25%	2,424,840
2,453,318	NEXUS Buyer LLC 7.15%, 07/31/2031, 1 mo. USD Term SOFR + 3.50%	2,402,216
		9,540,128
	IT Services - 3.2%
5,050,499	Fortress Intermediate 3, Inc. 6.66%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	5,018,934
	Kaseya, Inc.
2,247,300	6.91%, 03/22/2032, 3 mo. USD Term SOFR + 3.25%	2,037,829
555,000	8.66%, 03/21/2033, 3 mo. USD Term SOFR + 5.00%	438,800
3,750,600	KnowBe4, Inc. 7.41%, 07/23/2032, 3 mo. USD Term SOFR + 3.75%	3,300,528
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 86.5%(3) - (continued)
	IT Services - 3.2% - (continued)
$ 6,415,879	McAfee LLC 6.65%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	$5,637,954
4,222,956	NCR Atleos LLC 6.69%, 04/16/2029, 3 mo. USD Term SOFR + 3.00%	4,208,429
2,252,293	Nielsen Consumer, Inc. 5.90%, 10/31/2030, 1 mo. USD Term SOFR + 2.25%	2,249,477
4,157,843	Peraton Corp. 7.51%, 02/01/2028, 3 mo. USD Term SOFR + 3.75%	3,546,058
		26,438,009
	Leisure Time - 1.1%
3,699,305	LC AHAB U.S. Bidco LLC 6.15%, 05/01/2031, 1 mo. USD Term SOFR + 2.50%	3,700,858
1,142,428	MajorDrive Holdings IV LLC 7.96%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	1,087,214
2,053,319	Recess Holdings, Inc. 7.42%, 02/20/2030, 3 mo. USD Term SOFR + 3.75%	2,061,656
1,994,949	SRAM LLC 5.90%, 02/27/2032, 1 mo. USD Term SOFR + 2.25%	1,986,631
		8,836,359
	Lodging - 0.3%
2,475,000	Turquoise Topco Ltd. 6.95%, 12/30/2032, 3 mo. USD Term SOFR + 3.25%	2,428,594
	Machinery-Diversified - 0.7%
1,080,000	CompoSecure Holdings LLC 5.92%, 01/14/2033, 1 mo. USD Term SOFR + 2.25%	1,081,803
EUR 3,830,000	TK Elevator Midco GmbH 5.15%, 04/30/2030, 3 mo. EURIBOR + 3.00%	4,504,698
		5,586,501
	Media - 3.7%
$ 4,968,360	Century De Buyer LLC 6.66%, 10/30/2030, 3 mo. USD Term SOFR + 3.00%	4,882,954
8,366,926	Charter Communications Operating LLC 5.69%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	8,355,296
2,179,736	DirecTV Financing LLC 9.18%, 08/02/2029, 3 mo. USD Term SOFR + 5.25%	2,183,486
1,146,429	EW Scripps Co. 9.53%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	1,150,969
1,035,138	NEP Group, Inc. 8.15%, 10/17/2031, 1 mo. USD Term SOFR + 4.50%	931,241
1,685,000	Nexstar Broadcasting, Inc. 6.40%, 03/18/2033, 1 mo. USD Term SOFR + 2.75%	1,682,371
3,625,921	Sunrise Financing Partnership 6.10%, 02/15/2032, 6 mo. USD Term SOFR + 2.47%	3,624,543
5,824,226	Townsquare Media, Inc. 8.59%, 02/19/2030, 6 mo. USD Term SOFR + 5.00%	4,221,574
1,900,000	Versant Media Group, Inc. 7.20%, 01/30/2031, 3 mo. USD Term SOFR + 3.50%	1,901,900
2,275,000	Virgin Media Bristol LLC 6.97%, 03/31/2031, 6 mo. USD Term SOFR + 3.18%	2,120,960
		31,055,294
	Mining - 0.4%
	American Rock Salt Co. LLC
407,439	2.00%, 06/09/2028, 3 mo. USD Term SOFR + 2.00%(4)	408,253
The accompanying notes are an integral part of these financial statements.

25

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 86.5%(3) - (continued)
	Mining - 0.4% - (continued)
$ 2,065,370	7.77%, 06/09/2028, 1 mo. USD Term SOFR + 4.00%	$1,850,716
1,411,902	10.77%, 06/09/2028, 1 mo. USD Term SOFR + 7.00%	1,414,726
		3,673,695
	Miscellaneous Manufacturing - 0.3%
EUR 2,260,000	Touchdown Acquirer, Inc. 5.26%, 02/21/2031, 3 mo. EURIBOR + 3.25%	2,637,303
	Oil & Gas Services - 0.1%
$ 1,110,000	Deep Blue Operating I LLC 6.41%, 10/01/2032, 1 mo. USD Term SOFR + 2.75%	1,114,162
	Packaging & Containers - 2.2%
6,141,161	Berlin Packaging LLC 6.94%, 06/07/2031, 3 mo. USD Term SOFR + 3.25%	6,042,902
	Clydesdale Acquisition Holdings, Inc.
1,557,380	6.83%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	1,482,158
1,885,366	6.90%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%	1,743,775
2,658,337	Owens-Illinois, Inc. 6.65%, 09/30/2032, 1 mo. USD Term SOFR + 3.00%	2,618,463
2,250,000	Proampac PG Borrower LLC 7.66%, 03/07/2033, 3 mo. USD Term SOFR + 4.00%	2,196,563
3,185,325	SupplyOne, Inc. 7.15%, 04/21/2031, 1 mo. USD Term SOFR + 3.50%	3,193,734
1,336,461	TricorBraun Holdings, Inc. 6.90%, 03/03/2031, 1 mo. USD Term SOFR + 3.25%	1,276,320
		18,553,915
	Pharmaceuticals - 1.3%
1,194,000	Amneal Pharmaceuticals LLC 6.65%, 08/01/2032, 1 mo. USD Term SOFR + 3.00%	1,197,976
3,714,375	Bausch Health Cos., Inc. 9.90%, 10/08/2030, 1 mo. USD Term SOFR + 6.25%	3,611,301
EUR 1,000,000	Curium BidCo SARL 5.63%, 08/04/2031, 3 mo. EURIBOR + 3.50%	1,178,544
$ 3,580,475	Endo Luxembourg Finance Co. I SARL 7.40%, 04/23/2031, 1 mo. USD Term SOFR + 3.75%	3,538,404
1,579,854	IVC Acquisition Ltd. 7.45%, 12/12/2028, 3 mo. USD Term SOFR + 3.75%	1,577,879
		11,104,104
	Pipelines - 4.5%
2,718,188	AL GCX Holdings LLC 5.91%, 12/17/2032, 1 mo. USD Term SOFR + 2.25%	2,719,900
5,011,745	Brazos Delaware II LLC 6.15%, 02/11/2030, 1 mo. USD Term SOFR + 2.50%	5,027,081
4,126,756	Colossus Acquireco LLC 5.38%, 07/30/2032, 3 mo. USD Term SOFR + 1.75%	4,125,890
1,915,836	CPPIB OVM Member U.S. LLC 5.95%, 08/20/2031, 3 mo. USD Term SOFR + 2.25%	1,916,526
7,400,723	Oryx Midstream Services Permian Basin LLC 5.90%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	7,419,742
2,419,375	Rockpoint Gas Storage Partners LP 6.20%, 09/18/2031, 3 mo. USD Term SOFR + 2.50%	2,422,061
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 86.5%(3) - (continued)
	Pipelines - 4.5% - (continued)
	Traverse Midstream Partners LLC
$ 1,375,000	5.90%, 04/21/2033, 1 mo. USD Term SOFR + 2.25%	$1,375,866
6,892,722	6.16%, 02/16/2028, 3 mo. USD Term SOFR + 2.50%	6,896,169
2,200,000	Venture Global Calcasieu Pass LLC 6.95%, 04/11/2033, 6 mo. USD Term SOFR + 3.25%	2,205,148
1,615,950	WhiteWater Matterhorn Holdings LLC 5.45%, 06/16/2032, 3 mo. USD Term SOFR + 1.75%	1,611,328
1,340,807	Whitewater Whistler Holdings LLC 5.45%, 02/15/2030, 3 mo. USD Term SOFR + 1.75%	1,344,440
		37,064,151
	Retail - 5.3%
4,608,709	1011778 BC Unlimited Liability Co. 5.40%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	4,610,138
1,930,563	BCPE Grill Parent 8.42%, 09/30/2030, 3 mo. USD Term SOFR + 4.75%	1,849,884
GBP 3,000,000	CD&R Firefly Bidco Ltd. 8.48%, 04/29/2029, 3 mo. GBP SONIA + 4.75%	4,083,637
$ 994,950	Dave & Buster's, Inc. 6.94%, 11/01/2031, 3 mo. USD Term SOFR + 3.25%	858,453
2,752,200	Flynn Restaurant Group LP 7.40%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	2,734,421
5,159,072	Great Outdoors Group LLC 6.90%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	5,186,157
5,197,855	LBM Acquisition LLC 7.50%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	4,324,615
4,993,587	LSF9 Atlantis Holdings LLC 7.45%, 03/29/2029, 3 mo. USD Term SOFR + 3.75%	4,956,135
1,999,200	Peer Holding III BV 6.20%, 10/28/2030, 3 mo. USD Term SOFR + 2.50%	2,003,199
1,273,111	QXO, Inc. 5.65%, 04/30/2032, 1 mo. USD Term SOFR + 2.00%	1,273,162
4,745,846	Specialty Building Products Holdings LLC 7.50%, 10/16/2028, 1 mo. USD Term SOFR + 3.75%	4,114,079
2,782,625	Staples, Inc. 9.41%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	2,600,029
5,465,812	White Cap Buyer LLC 6.92%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	5,431,159
		44,025,068
	Software - 8.6%
1,364,893	Ascend Learning LLC 6.65%, 12/11/2028, 1 mo. USD Term SOFR + 3.00%	1,340,271
6,479,671	Athenahealth Group, Inc. 6.40%, 02/15/2029, 1 mo. USD Term SOFR + 2.75%	6,450,772
2,735,644	BCPE Pequod Buyer, Inc. 6.40%, 11/25/2031, 1 mo. USD Term SOFR + 2.75%	2,704,868
	Boxer Parent Co., Inc.
3,594,648	6.67%, 07/30/2031, 3 mo. USD Term SOFR + 3.00%	3,320,556
2,525,000	9.41%, 07/30/2032, 3 mo. USD Term SOFR + 5.75%	2,124,156
5,432,854	Cast & Crew Payroll LLC 7.41%, 12/29/2028, 3 mo. USD Term SOFR + 3.75%	2,366,714
The accompanying notes are an integral part of these financial statements.

26

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 86.5%(3) - (continued)
	Software - 8.6% - (continued)
$ 2,012,719	CCC Intelligent Solutions, Inc. 5.65%, 01/23/2032, 1 mo. USD Term SOFR + 2.00%	$2,001,649
2,287,253	Clearwater Analytics LLC 5.65%, 04/21/2032, 1 mo. USD Term SOFR + 2.00%	2,283,685
5,682,063	Cotiviti Corp. 6.41%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	5,203,121
3,530,000	Dayforce, Inc. 6.66%, 02/04/2033, 3 mo. USD Term SOFR + 3.00%	3,326,143
1,395,000	DCert Buyer, Inc. 10.65%, 02/19/2029, 1 mo. USD Term SOFR + 7.00%	1,085,770
2,135,000	Electronic Arts, Inc. 7.16%, 03/24/2033, 1 mo. USD Term SOFR + 3.50%	2,135,534
	EP Purchaser LLC
2,651,172	7.29%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	1,860,248
854,527	8.29%, 11/06/2028, 3 mo. USD Term SOFR + 4.50%	550,563
3,639,575	Epicor Software Corp. 6.15%, 05/30/2031, 1 mo. USD Term SOFR + 2.50%	3,587,274
	Genesys Cloud Services Holdings II LLC
EUR 2,221,875	5.40%, 01/30/2032, 3 mo. EURIBOR + 3.25%	2,569,891
$ 632,000	6.15%, 01/30/2032, 1 mo. USD Term SOFR + 2.50%	610,354
1,911,000	Imagine Learning LLC 7.15%, 12/21/2029, 1 mo. USD Term SOFR + 3.50%	1,768,401
2,561,081	Mitchell International, Inc. 6.65%, 06/17/2031, 1 mo. USD Term SOFR + 3.00%	2,494,109
4,031,107	Open Text Corp. 5.40%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	3,920,252
4,071,674	Polaris Newco LLC 7.93%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	3,538,814
2,834,212	Project Boost Purchaser LLC 6.45%, 07/16/2031, 3 mo. USD Term SOFR + 2.75%	2,778,803
2,888,068	Renaissance Holding Corp. 7.66%, 04/05/2030, 3 mo. USD Term SOFR + 4.00%	1,945,316
	Rocket Software, Inc.
EUR 1,615,000	5.76%, 11/28/2028, 1 mo. EURIBOR + 3.75%	1,802,492
$ 6,434,884	7.40%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	6,128,712
1,916,694	SS&C Technologies, Inc. 5.65%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	1,916,618
2,024,145	Zelis Payments Buyer, Inc. 6.90%, 11/26/2031, 1 mo. USD Term SOFR + 3.25%	1,997,264
		71,812,350
	Telecommunications - 2.1%
3,472,481	Crown Subsea Communications Holding, Inc. 6.65%, 01/30/2031, 1 mo. USD Term SOFR + 3.00%	3,492,726
2,125,000	Level 3 Financing, Inc. 6.90%, 03/29/2032, 1 mo. USD Term SOFR + 3.25%	2,129,548
EUR 2,765,000	MasOrange Finco PLC 4.38%, 03/25/2031, 6 mo. EURIBOR + 2.25%	3,242,318
2,000,000	Odido Holding BV 5.03%, 03/30/2029, 3 mo. EURIBOR + 2.90%	2,359,364
$ 5,834,121	Zacapa SARL 7.45%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	5,848,706
		17,072,662
Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 86.5%(3) - (continued)
	Transportation - 0.8%
$ 1,037,176	Student Transportation of America Holdings, Inc. 6.42%, 06/24/2032, 3 mo. USD Term SOFR + 2.75%		$1,043,876
2,544,403	Third Coast Infrastructure LLC 6.90%, 09/25/2030, 1 mo. USD Term SOFR + 3.25%		2,551,833
	Van Pool Transportation LLC
131,331	2.75%, 08/06/2030, 3 mo. USD Term SOFR + 2.75%(4)		131,659
2,663,669	6.45%, 08/06/2030, 3 mo. USD Term SOFR + 2.75%		2,670,328
			6,397,696
	Total Senior Floating Rate Interests (cost $751,943,171)		$719,304,707
COMMON STOCKS - 0.3%
	Energy - 0.1%
916,775	Ascent Resources Marcellus Holdings LLC Class A*(8)		$550,065
71,083	Foresight Energy LLC*(8)		168,822
			718,887
	Financial Services - 0.1%
730,911	Unifin Financiera SAB de CV*(7)(8)		40,482
5,385,000	Unifin Financiera SAB de CV*(7)(8)(9)		538,500
			578,982
	Materials - 0.1%
37,645	Utex Industries*(8)		1,041,524
	Total Common Stocks (cost $4,951,619)		$2,339,393
EXCHANGE-TRADED FUNDS - 3.8%
	Other Investment Pools & Funds - 3.8%
550,700	Invesco Senior Loan ETF		$11,333,406
495,200	SPDR Blackstone Senior Loan ETF		20,105,120
	Total Exchange-Traded Funds (cost $32,044,393)		$31,438,526
	Total Long-Term Investments (cost $825,321,382)		$792,617,449
	Total Investments (cost $825,321,382)	95.3%	$792,617,449
	Other Assets and Liabilities	4.7%	39,404,357
	Net Assets	100.0%	$832,021,806
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
The accompanying notes are an integral part of these financial statements.

27

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$35,869,798, representing 4.3% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2026.

(4)
This security, or a portion of this security, has unfunded loan commitments. As of
April 30, 2026, the aggregate value of the unfunded commitment was $1,858,198, which represents to 0.2% of total net assets.

(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(7)	Investment valued using significant unobservable inputs.
(8)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $2,339,393 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2018	Ascent Resources Marcellus Holdings LLC Class A	916,775	$2,887,841	$550,065
06/2020	Foresight Energy LLC	71,083	609,446	168,822
08/2024	Unifin Financiera SAB de CV	5,385,000	161,550	538,500
08/2024	Unifin Financiera SAB de CV	730,911	161,550	40,482
12/2020	Utex Industries	37,645	1,131,232	1,041,524
			$4,951,619	$2,339,393

(9)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	(3)	06/08/2026	$(406,493)	$5,678
U.S. Treasury 5-Year Note Future	(55)	06/30/2026	(5,930,977)	105,049
Total futures contracts				$110,727

OTC Total Return Swap Contracts Outstanding at April 30, 2026
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	BNP	USD	22,100,000	(3.62% )	06/20/2026	Quarterly	$—	$—	$(71,167)	$(71,167)
Total OTC total return swap contracts							$—	$—	$(71,167)	$(71,167)

The accompanying notes are an integral part of these financial statements.

28

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.S46.V1	USD	8,000,000	5.00%	06/20/2031	Quarterly	$309,717	$—	$615,604	$305,887
Total centrally cleared credit default swap contracts						$309,717	$—	$615,604	$305,887

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
124,000	GBP	167,182	USD	GSC	05/29/2026	$1,546
48,563,202	USD	41,488,890	EUR	BNP	05/29/2026	(198,772)
4,228,520	USD	3,136,321	GBP	GSC	05/29/2026	(39,095)
Total foreign currency contracts						$(236,321)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$8,888,916	$—	$8,888,916	$—
Convertible Bonds	3,665,025	—	3,665,025	—
Corporate Bonds	26,980,882	—	26,980,882	—
Senior Floating Rate Interests	719,304,707	—	716,367,509	2,937,198
Common Stocks	2,339,393	—	1,760,411	578,982
Exchange-Traded Funds	31,438,526	31,438,526	—	—
Foreign Currency Contracts(2)	1,546	—	1,546	—
Futures Contracts(2)	110,727	110,727	—	—
Swaps - Credit Default(2)	305,887	—	305,887	—
Total	$793,035,609	$31,549,253	$757,970,176	$3,516,180
Liabilities
Foreign Currency Contracts(2)	$(237,867)	$—	$(237,867)	$—
Swaps - Total Return(2)	(71,167)	—	(71,167)	—
Total	$(309,034)	$—	$(309,034)	$—

(1)
For the six-month period ended April 30, 2026, investments valued at $1,669,958 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

29

The Hartford High Yield Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 2.6%
	Biotechnology - 0.3%
$ 1,217,000	Ionis Pharmaceuticals, Inc. 0.00%, 12/01/2030(1)(2)	$1,261,877
	Healthcare - Products - 0.4%
1,125,000	Guardant Health, Inc. 0.00%, 05/15/2033(1)(2)	1,174,922
600,000	Qiagen NV 2.50%, 09/10/2031(3)	588,149
		1,763,071
	Home Builders - 0.3%
1,522,000	Meritage Homes Corp. 1.75%, 05/15/2028	1,492,321
	Investment Company Security - 0.3%
904,000	Terawulf, Inc. 0.00%, 05/01/2032(1)(2)	1,233,779
	Leisure Time - 0.5%
2,249,000	NCL Corp. Ltd. 0.88%, 04/15/2030	2,364,261
	Oil & Gas - 0.2%
925,000	Northern Oil & Gas, Inc. 3.63%, 04/15/2029	980,500
	Real Estate Investment Trusts - 0.3%
	Rexford Industrial Realty LP
1,175,000	4.13%, 03/15/2029(1)	1,165,600
525,000	4.38%, 03/15/2027(1)	523,163
		1,688,763
	Semiconductors - 0.3%
936,000	Semtech Corp. 0.00%, 10/15/2030(1)(2)	1,249,560
	Total Convertible Bonds (cost $11,760,943)	$12,034,132
CORPORATE BONDS - 89.0%
	Advertising - 0.6%
	Lamar Media Corp.
1,025,000	3.75%, 02/15/2028	$1,005,098
1,628,000	5.38%, 11/01/2033(1)	1,610,727
		2,615,825
	Aerospace & Defense - 1.2%
	TransDigm, Inc.
650,000	4.88%, 05/01/2029	642,355
520,000	6.13%, 07/31/2034(1)	520,572
215,000	6.25%, 01/31/2034(1)	219,860
2,250,000	6.38%, 05/31/2033(1)	2,267,300
755,000	6.75%, 08/15/2028(1)	765,199
1,285,000	6.75%, 01/31/2034(1)	1,320,075
		5,735,361
	Agriculture - 0.3%
1,510,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	1,523,096
	Airlines - 0.9%
1,858,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	1,730,483
2,250,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc. 9.50%, 06/01/2028(1)	2,274,472
		4,004,955
	Apparel - 2.5%
2,108,097	Beach Acquisition Bidco LLC 10.00%, 07/15/2033(1)(4)	2,318,926
6,500,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	6,847,613
2,500,000	Wolverine World Wide, Inc. 4.00%, 08/15/2029(1)	2,336,924
		11,503,463
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 89.0% - (continued)
	Auto Manufacturers - 0.5%
	Nissan Motor Co. Ltd.
$ 1,355,000	4.35%, 09/17/2027(1)	$1,338,766
1,000,000	7.75%, 07/17/2032(1)	1,042,460
		2,381,226
	Auto Parts & Equipment - 0.5%
575,000	Adient Global Holdings Ltd. 7.00%, 04/15/2028(1)	585,005
1,940,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 09/15/2032(1)	1,984,504
		2,569,509
	Biotechnology - 0.7%
	Genmab AS/Genmab Finance LLC
3,130,000	6.25%, 12/15/2032(1)	3,212,162
220,000	7.25%, 12/15/2033(1)	229,387
		3,441,549
	Chemicals - 1.5%
4,410,000	Celanese U.S. Holdings LLC 7.00%, 02/15/2031	4,588,596
	Tronox, Inc.
1,500,000	4.63%, 03/15/2029(1)	1,255,298
1,179,000	9.13%, 09/30/2030(1)	1,198,094
		7,041,988
	Commercial Services - 5.0%
4,540,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	4,761,879
335,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.88%, 06/15/2030(1)	344,665
3,500,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38%, 06/15/2032(1)	3,518,791
1,335,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(1)	1,348,405
	Block, Inc.
900,000	5.63%, 08/15/2030(1)	900,908
580,000	6.00%, 08/15/2033(1)	578,881
4,570,000	Deluxe Corp. 8.13%, 09/15/2029(1)	4,765,738
	Garda World Security Corp.
1,710,000	8.25%, 08/01/2032(1)	1,749,578
1,875,000	8.38%, 11/15/2032(1)	1,934,584
600,000	Hertz Corp. 12.63%, 07/15/2029(1)	565,629
	Service Corp. International
2,250,000	3.38%, 08/15/2030	2,092,884
140,000	5.75%, 10/15/2032	141,234
860,000	United Rentals North America, Inc. 4.88%, 01/15/2028	858,480
		23,561,656
	Construction Materials - 0.9%
	CP Atlas Buyer, Inc.
2,150,000	9.75%, 07/15/2030(1)	1,998,815
1,232,008	12.75%, 01/15/2031(1)(4)	911,784
	Quikrete Holdings, Inc.
760,000	6.38%, 03/01/2032(1)	771,991
365,000	6.75%, 03/01/2033(1)	370,134
		4,052,724
	Distribution/Wholesale - 1.4%
1,959,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(1)	1,927,739
4,425,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	4,619,191
		6,546,930
	Diversified Financial Services - 5.2%
	Azorra Finance Ltd.
375,000	6.25%, 02/15/2034(1)	360,315
2,250,000	7.25%, 01/15/2031(1)	2,304,754
The accompanying notes are an integral part of these financial statements.

30

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 89.0% - (continued)
	Diversified Financial Services - 5.2% - (continued)
	CrossCountry Intermediate HoldCo LLC
$ 530,000	6.50%, 10/01/2030(1)	$520,701
1,750,000	6.75%, 12/01/2032(1)	1,691,511
4,398,000	EZCORP, Inc. 7.38%, 04/01/2032(1)	4,649,390
	Freedom Mortgage Holdings LLC
2,000,000	6.88%, 05/01/2031(1)	1,929,172
680,000	7.88%, 04/01/2033(1)	662,940
1,380,000	8.38%, 04/01/2032(1)	1,399,120
150,000	9.13%, 05/15/2031(1)	155,365
1,770,000	9.25%, 02/01/2029(1)	1,833,773
2,250,000	goeasy Ltd. 7.38%, 10/01/2030(1)	1,914,475
1,410,000	Hightower Holding LLC 9.13%, 01/31/2030(1)	1,463,655
1,360,000	Nationstar Mortgage Holdings LLC 7.13%, 02/01/2032(1)	1,332,800
	Rocket Cos., Inc.
1,410,000	6.13%, 08/01/2030(1)	1,430,917
500,000	6.38%, 08/01/2033(1)	506,097
700,000	6.50%, 08/01/2029(1)	713,082
1,210,000	Stonebriar ABF Issuer LLC 8.13%, 12/15/2030(1)	1,271,034
		24,139,101
	Electric - 1.2%
	Clearway Energy Operating LLC
3,355,000	3.75%, 02/15/2031(1)	3,139,526
390,000	3.75%, 01/15/2032(1)	359,579
515,000	4.75%, 03/15/2028(1)	511,726
330,000	5.75%, 01/15/2034(1)	330,083
1,166,000	VoltaGrid LLC 7.38%, 11/01/2030(1)	1,210,217
		5,551,131
	Electronics - 0.4%
2,135,000	Ingram Micro, Inc. 4.75%, 05/15/2029(1)	2,097,983
	Engineering & Construction - 0.5%
2,250,000	AECOM 6.00%, 08/01/2033(1)	2,268,367
	Entertainment - 4.0%
	Cinemark USA, Inc.
1,565,000	5.25%, 07/15/2028(1)	1,558,958
1,730,000	7.00%, 08/01/2032(1)	1,787,903
	Cirsa Finance International SARL
EUR 300,000	6.50%, 03/15/2029(1)	363,352
1,090,000	7.88%, 07/31/2028(1)	1,317,832
	Discovery Global Holdings, Inc.
$ 777,000	4.28%, 03/15/2032	703,752
2,324,000	5.05%, 03/15/2042	1,658,244
245,000	5.14%, 03/15/2052	160,475
695,000	Flutter Treasury DAC 5.88%, 06/04/2031(1)	692,401
2,387,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	2,327,352
2,000,000	Motion Finco SARL 8.38%, 02/15/2032(1)	1,638,197
2,128,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(1)	2,117,359
	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
755,000	6.25%, 03/15/2033(1)	758,703
3,355,000	7.13%, 02/15/2031(1)	3,550,939
		18,635,467
	Food - 3.3%
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
1,250,000	5.50%, 03/31/2031(1)	1,243,056
786,000	5.75%, 03/31/2034(1)	765,185
898,000	B&G Foods, Inc. 5.25%, 09/15/2027	865,886
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 89.0% - (continued)
	Food - 3.3% - (continued)
	Bellis Acquisition Co. PLC
EUR 2,790,000	8.00%, 07/01/2031(1)	$3,121,531
GBP 100,000	8.13%, 05/14/2030(3)	125,828
$ 4,725,000	Industrial F&B Investments III, Inc. 7.75%, 02/11/2033(1)	4,774,641
	Post Holdings, Inc.
1,540,000	6.25%, 10/15/2034(1)	1,520,229
1,700,000	6.38%, 03/01/2033(1)	1,699,339
1,170,000	6.50%, 03/15/2036(1)	1,162,308
		15,278,003
	Healthcare - Products - 1.5%
2,690,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	2,651,239
	Medline Borrower LP
3,565,000	3.88%, 04/01/2029(1)	3,463,620
1,161,000	5.25%, 10/01/2029(1)	1,155,440
		7,270,299
	Healthcare - Services - 5.5%
	CHS/Community Health Systems, Inc.
2,475,000	4.75%, 02/15/2031(1)	2,315,821
225,000	5.25%, 05/15/2030(1)	212,453
800,000	6.88%, 04/15/2029(1)	787,078
3,040,000	9.75%, 01/15/2034(1)	3,135,487
1,799,000	10.88%, 01/15/2032(1)	1,932,106
1,750,000	Concentra Health Services, Inc. 6.88%, 07/15/2032(1)	1,813,509
1,850,000	IQVIA, Inc. 6.25%, 06/01/2032(1)	1,884,033
4,275,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	4,478,293
	Tenet Healthcare Corp.
1,159,000	6.00%, 11/15/2033(1)	1,171,447
2,120,000	6.13%, 06/15/2030	2,132,601
5,500,000	6.75%, 05/15/2031	5,651,613
		25,514,441
	Home Builders - 0.9%
	Century Communities, Inc.
2,490,000	3.88%, 08/15/2029(1)	2,357,971
1,162,000	6.63%, 09/15/2033(1)	1,156,166
	KB Home
470,000	4.00%, 06/15/2031	435,142
192,000	4.80%, 11/15/2029	188,636
		4,137,915
	Insurance - 3.0%
3,250,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)	3,193,414
	Asurion LLC/Asurion Co-Issuer, Inc.
3,609,000	8.00%, 12/31/2032(1)	3,769,922
2,325,000	8.38%, 02/01/2034(1)	2,293,864
	HUB International Ltd.
2,100,000	7.25%, 06/15/2030(1)	2,172,389
2,580,000	7.38%, 01/31/2032(1)	2,642,877
		14,072,466
	Internet - 0.5%
	Rakuten Group, Inc.
1,200,000	8.13%, 12/15/2029, (8.13% fixed rate until 12/15/2029; 5 yr. USD CMT + 4.25% thereafter)(1)(5)(6)	1,225,826
1,000,000	9.75%, 04/15/2029(1)	1,097,011
		2,322,837
	Iron/Steel - 0.7%
1,155,000	ATI, Inc. 4.88%, 10/01/2029	1,147,209
The accompanying notes are an integral part of these financial statements.

31

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 89.0% - (continued)
	Iron/Steel - 0.7% - (continued)
	Commercial Metals Co.
$ 1,040,000	5.75%, 11/15/2033(1)	$1,041,739
1,095,000	6.00%, 12/15/2035(1)	1,093,917
		3,282,865
	IT Services - 0.3%
1,455,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(1)	1,469,525
	Media - 7.7%
2,925,000	Block Communications, Inc. 10.25%, 03/01/2031(1)	2,708,164
	CCO Holdings LLC/CCO Holdings Capital Corp.
2,795,000	4.25%, 02/01/2031(1)	2,538,593
1,875,000	4.50%, 08/15/2030(1)	1,748,935
925,000	4.50%, 05/01/2032	812,296
1,941,000	4.75%, 02/01/2032(1)	1,738,030
1,400,000	7.38%, 03/01/2031(1)	1,417,111
	CSC Holdings LLC
1,900,000	5.75%, 01/15/2030(1)	674,621
2,625,000	11.75%, 01/31/2029(1)	1,879,728
1,075,000	Directv Financing LLC 8.88%, 02/01/2030(1)	1,092,860
	Directv Financing LLC/Directv Financing Co-Obligor, Inc.
205,000	5.88%, 08/15/2027(1)	205,152
4,039,000	10.00%, 02/15/2031(1)	4,202,539
1,616,000	EW Scripps Co. 9.88%, 08/15/2030(1)	1,620,789
1,250,000	Paramount Global 6.38%, 03/30/2062, (6.38% fixed rate until 03/30/2027; 5 yr. USD CMT + 4.00% thereafter)(6)	969,427
	Scripps Escrow II, Inc.
3,000,000	3.88%, 01/15/2029(1)	2,842,613
3,000,000	5.38%, 01/15/2031(1)	2,306,625
	Univision Communications, Inc.
3,000,000	8.50%, 07/31/2031(1)	3,044,699
680,000	8.88%, 04/15/2033(1)	683,706
1,340,000	Versant Media Group, Inc. 7.25%, 01/30/2031(1)	1,391,274
	Virgin Media Secured Finance PLC
GBP 1,300,000	4.25%, 01/15/2030(3)	1,598,926
$ 680,000	4.50%, 08/15/2030(1)	601,874
1,395,000	VZ Secured Financing BV 5.00%, 01/15/2032(1)	1,222,399
935,000	Ziggo BV 4.88%, 01/15/2030(1)	879,533
		36,179,894
	Mining - 2.2%
	Constellium SE
1,575,000	3.75%, 04/15/2029(1)	1,518,937
755,000	5.63%, 06/15/2028(1)	754,191
	Fortescue Treasury Pty. Ltd.
1,710,000	4.38%, 04/01/2031(1)	1,633,970
1,813,000	5.88%, 04/15/2030(1)	1,849,877
4,576,000	Kaiser Aluminum Corp. 5.88%, 03/01/2034(1)	4,583,157
		10,340,132
	Miscellaneous Manufacturing - 0.5%
	Avient Corp.
220,000	6.25%, 11/01/2031(1)	223,195
1,917,000	7.13%, 08/01/2030(1)	1,952,426
		2,175,621
	Oil & Gas - 3.4%
2,632,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(1)	2,775,507
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 89.0% - (continued)
	Oil & Gas - 3.4% - (continued)
$ 815,000	Matador Resources Co. 6.50%, 04/15/2032(1)	$832,249
	SM Energy Co.
1,975,000	6.50%, 07/15/2028	1,980,763
2,170,000	6.75%, 08/01/2029(1)	2,225,977
785,000	7.00%, 08/01/2032(1)	805,817
	Sunoco LP
520,000	5.63%, 03/15/2031(1)	521,930
586,000	6.25%, 07/01/2033(1)	598,905
1,825,000	7.00%, 05/01/2029(1)	1,884,590
1,270,000	7.25%, 05/01/2032(1)	1,330,107
	Talos Production, Inc.
635,000	9.00%, 02/01/2029(1)	662,449
2,015,000	9.38%, 02/01/2031(1)	2,143,837
		15,762,131
	Oil & Gas Services - 1.0%
	USA Compression Partners LP/USA Compression Finance Corp.
2,715,000	6.25%, 10/01/2033(1)	2,739,736
2,085,000	7.13%, 03/15/2029(1)	2,154,710
		4,894,446
	Packaging & Containers - 2.3%
	Ardagh Group SA
779,560	9.50%, 12/01/2030(1)	826,636
1,530,000	12.00%, 12/01/2030(1)(4)	1,373,022
	Clydesdale Acquisition Holdings, Inc.
675,000	6.63%, 04/15/2029(1)	664,383
980,000	6.75%, 04/15/2032(1)	922,001
450,000	8.75%, 04/15/2030(1)	408,297
660,000	Graphic Packaging International LLC 3.75%, 02/01/2030(1)	616,442
	Mauser Packaging Solutions Holding Co.
1,410,000	7.88%, 04/15/2030(1)	1,425,743
1,575,000	9.25%, 04/15/2030(1)	1,501,071
1,065,000	Sword Purchaser LLC 8.25%, 04/15/2033(1)	1,089,664
1,700,000	Trivium Packaging Finance BV 12.25%, 01/15/2031(1)	1,853,474
		10,680,733
	Pharmaceuticals - 1.6%
6,250,000	1261229 BC Ltd. 10.00%, 04/15/2032(1)	6,454,862
EUR 830,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	1,140,810
		7,595,672
	Pipelines - 3.6%
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
$ 1,890,000	5.75%, 01/15/2028(1)	1,889,745
1,510,000	5.75%, 10/15/2033(1)	1,507,014
4,400,000	6.63%, 02/01/2032(1)	4,512,059
	Buckeye Partners LP
95,000	3.95%, 12/01/2026	94,296
900,000	4.13%, 12/01/2027	884,785
280,000	4.50%, 03/01/2028(1)	277,420
910,000	6.88%, 07/01/2029(1)	939,582
	Howard Midstream Energy Partners LLC
2,005,000	6.63%, 01/15/2034(1)	2,039,675
185,000	7.38%, 07/15/2032(1)	192,910
2,200,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	2,293,776
	Venture Global Plaquemines LNG LLC
350,000	6.13%, 12/15/2030(1)	360,947
The accompanying notes are an integral part of these financial statements.

32

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 89.0% - (continued)
	Pipelines - 3.6% - (continued)
$ 885,000	6.50%, 01/15/2034(1)	$927,039
680,000	6.75%, 01/15/2036(1)	722,867
		16,642,115
	Real Estate - 1.7%
GBP 2,200,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(3)	2,825,686
EUR 2,070,000	CPI Property Group SA 7.50%, 03/26/2031, (7.50% fixed rate until 03/26/2031; 5 yr. EURIBOR ICE Swap + 5.23% thereafter)(3)(5)(6)	2,226,967
	Samhallsbyggnadsbolaget I Norden Holding AB
1,750,000	0.75%, 11/14/2028(3)	1,785,595
1,000,000	1.13%, 09/26/2029(3)	965,811
		7,804,059
	Real Estate Investment Trusts - 2.6%
	Hudson Pacific Properties LP
$ 200,000	3.25%, 01/15/2030	170,414
3,555,000	4.65%, 04/01/2029	3,181,388
455,000	5.95%, 02/15/2028	443,364
1,175,000	Iron Mountain, Inc. 7.00%, 02/15/2029(1)	1,200,787
1,500,000	MPT Operating Partnership LP/MPT Finance Corp. 8.50%, 02/15/2032(1)	1,558,348
3,425,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(1)	3,480,433
1,910,000	RHP Hotel Properties LP/RHP Finance Corp. 7.25%, 07/15/2028(1)	1,954,444
		11,989,178
	Retail - 7.4%
	1011778 BC ULC/New Red Finance, Inc.
2,055,000	3.50%, 02/15/2029(1)	1,980,071
50,000	3.88%, 01/15/2028(1)	49,070
215,000	4.00%, 10/15/2030(1)	204,542
1,210,000	4.38%, 01/15/2028(1)	1,194,745
1,808,000	Asbury Automotive Group, Inc. 4.63%, 11/15/2029(1)	1,759,562
3,960,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	4,163,889
	FirstCash, Inc.
1,755,000	5.63%, 01/01/2030(1)	1,746,551
3,470,000	6.13%, 05/01/2034(1)	3,461,756
499,000	6.88%, 03/01/2032(1)	511,415
2,534,000	LBM Acquisition LLC 9.50%, 06/15/2031(1)	2,217,211
3,000,000	LCM Investments Holdings II LLC 8.25%, 08/01/2031(1)	3,142,725
4,500,000	Petco Health & Wellness Co., Inc. 8.25%, 02/01/2031(1)	4,544,443
2,250,000	PetSmart LLC/PetSmart Finance Corp. 7.50%, 09/15/2032(1)	2,278,347
2,199,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	1,940,818
4,375,000	Staples, Inc. 10.75%, 09/01/2029(1)	4,181,842
	Yum! Brands, Inc.
560,000	3.63%, 03/15/2031	521,611
566,000	4.63%, 01/31/2032	544,524
		34,443,122
	Software - 4.6%
4,883,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	4,654,218
	Cloud Software Group, Inc.
1,250,000	6.50%, 03/31/2029(1)	1,217,070
2,500,000	9.00%, 09/30/2029(1)	2,454,713
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 89.0% - (continued)
	Software - 4.6% - (continued)
	OAK-Eagle Acquireco, Inc.
$ 3,370,000	7.25%, 07/01/2033(1)	$3,472,502
1,249,000	8.75%, 07/01/2034(1)	1,299,743
	Open Text Corp.
710,000	3.88%, 02/15/2028(1)	686,972
460,000	3.88%, 12/01/2029(1)	414,593
3,750,000	Open Text Holdings, Inc. 4.13%, 02/15/2030(1)	3,375,877
	Oracle Corp.
1,947,000	5.38%, 07/15/2040	1,696,191
1,191,000	5.70%, 02/04/2036	1,143,775
1,030,000	Rocket Software, Inc. 9.00%, 11/28/2028(1)	1,024,903
		21,440,557
	Telecommunications - 7.4%
165,000	Altice France Lux 3/Altice Holdings 1 10.00%, 01/15/2033(1)	163,206
	Altice France SA
1,985,878	6.50%, 04/15/2032(1)	1,953,183
487,805	6.88%, 10/15/2030(1)	479,553
609,757	6.88%, 07/15/2032(1)	599,793
1,269,055	9.50%, 11/01/2029(1)	1,295,508
EUR 689	Altice Holdings 1 SARL 0.00%, 12/31/2099(1)(2)(5)	109
$ 2,315,000	Black Pearl Compute LLC 6.13%, 02/15/2031(1)	2,348,771
3,440,000	Cipher Compute LLC 7.13%, 11/15/2030(1)	3,565,592
	EchoStar Corp.
2,824,250	6.75%, 11/30/2030(4)	2,865,532
3,700,000	10.75%, 11/30/2029	4,017,284
	Kaixo Bondco Telecom SA
EUR 1,000,000	5.13%, 09/30/2029(3)	1,179,112
515,000	5.13%, 09/30/2029(1)	607,243
	Level 3 Financing, Inc.
$ 1,975,000	3.75%, 07/15/2029(1)	1,853,300
2,235,000	6.88%, 06/30/2033(1)	2,306,591
4,370,000	8.50%, 01/15/2036(1)	4,680,318
1,670,000	Meridian Arc Holdco LLC 6.25%, 04/30/2031(1)	1,669,620
EUR 1,200,000	Odido Group Holding BV 5.50%, 01/15/2030(3)	1,401,209
$ 3,656,000	WULF Compute LLC 7.75%, 10/15/2030(1)	3,842,438
		34,828,362
	Total Corporate Bonds (cost $412,546,933)	$415,794,704
SENIOR FLOATING RATE INTERESTS - 3.5%(7)
	Airlines - 0.3%
1,250,000	VistaJet Malta Finance PLC 7.44%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	$1,237,725
	Healthcare - Products - 0.1%
558,383	Bausch & Lomb Corp. 7.40%, 01/15/2031, 1 mo. USD Term SOFR + 3.75%	561,002
	Insurance - 0.1%
485,008	HUB International Ltd. 5.92%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	486,119
	IT Services - 0.4%
1,949,315	McAfee LLC 6.65%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	1,712,961
The accompanying notes are an integral part of these financial statements.

33

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.5%(7) - (continued)
	Media - 1.6%
$ 1,500,000	EW Scripps Co. 7.13%, 11/30/2029, 1 mo. USD Term SOFR + 3.35%	$1,473,120
6,500,000	NEP Group, Inc. 8.15%, 10/17/2031, 1 mo. USD Term SOFR + 4.50%	5,847,595
		7,320,715
	Packaging & Containers - 0.2%
1,199,667	Clydesdale Acquisition Holdings, Inc. 6.83%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	1,141,723
	Retail - 0.6%
3,388,308	Specialty Building Products Holdings LLC 7.50%, 10/16/2028, 1 mo. USD Term SOFR + 3.75%	2,937,256
	Software - 0.2%
1,250,000	Rocket Software, Inc. 7.40%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	1,190,525
	Total Senior Floating Rate Interests (cost $17,153,356)	$16,588,026
COMMON STOCKS - 0.9%
	Financial Services - 0.2%
120,968	Ardagh Holdings SA*	$847,585
	Food, Beverage & Tobacco - 0.1%
24,559	Luxco Co. Ltd.*	500,091
	Health Care Equipment & Services - 0.2%
41,500	Acadia Healthcare Co., Inc.*	1,074,642
	Media & Entertainment - 0.4%
13,300	EchoStar Corp. Class A*	1,637,762
	Total Common Stocks (cost $6,158,703)	$4,060,080
PREFERRED STOCKS - 1.3%
	Financial Services - 0.8%
18,493	Apollo Global Management, Inc. (Preference Shares), 6.75%	$1,215,545
64,000	Ares Management Corp. Series B, 6.75%	2,511,360
		3,726,905
	Software & Services - 0.5%
49,340	Oracle Corp. Series D, 6.50%*	2,401,378
	Total Preferred Stocks (cost $6,026,908)	$6,128,283
	Total Long-Term Investments (cost $453,646,843)	$454,605,225
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
$ 2,573,488	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $2,573,748; collateralized by U.S. Treasury Note at 3.63%, maturing 09/30/2030, with a market value of $2,625,051		$2,573,488
	Total Short-Term Investments (cost $2,573,488)		$2,573,488
	Total Investments (cost $456,220,331)	97.9%	$457,178,713
	Other Assets and Liabilities	2.1%	9,896,984
	Net Assets	100.0%	$467,075,697
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$367,555,806, representing 78.7% of net assets.

(2)	Security is a zero-coupon bond.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the aggregate value of these securities was $12,697,283, representing 2.7% of net assets.

(4)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

The accompanying notes are an integral part of these financial statements.

34

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

(7)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2026.

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	(18)	06/08/2026	$(2,438,961)	$34,053
Total futures contracts				$34,053

Foreign Currency Contracts Outstanding at April 30, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
690,000	EUR	808,114	USD	TDB	05/29/2026	$2,844
19,076,988	USD	16,298,000	EUR	BNP	05/29/2026	(78,083)
6,633,351	USD	4,920,000	GBP	GSC	05/29/2026	(61,329)
Total foreign currency contracts						$(136,568)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$12,034,132	$—	$12,034,132	$—
Corporate Bonds	415,794,704	—	415,794,704	—
Senior Floating Rate Interests	16,588,026	—	16,588,026	—
Common Stocks	4,060,080	2,712,404	1,347,676	—
Preferred Stocks	6,128,283	6,128,283	—	—
Short-Term Investments	2,573,488	—	2,573,488	—
Foreign Currency Contracts(2)	2,844	—	2,844	—
Futures Contracts(2)	34,053	34,053	—	—
Total	$457,215,610	$8,874,740	$448,340,870	$—
Liabilities
Foreign Currency Contracts(2)	$(139,412)	$—	$(139,412)	$—
Total	$(139,412)	$—	$(139,412)	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

35

The Hartford Inflation Plus Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.6%
	Commercial Mortgage-Backed Securities - 0.3%
	Benchmark Mortgage Trust
$ 5,192,695	Series 2019-B10, 1.38%, 03/15/2062(1)(2)	$150,635
2,326,488	Series 2020-B22, 1.60%, 01/15/2054(1)(2)	129,047
	Commercial Mortgage Trust
223,000	Series 2022-HC, 2.82%, 01/10/2039(3)	217,121
225,000	Series 2022-HC, 4.08%, 01/10/2039(2)(3)	215,365
1,350,081	DBJPM Mortgage Trust Series 2020-C9, 1.70%, 09/15/2053(1)(2)	52,730
5,641,737	Wells Fargo NA Series 2019-BN18, 1.02%, 05/15/2062(1)(2)	133,233
		898,131
	Other Asset-Backed Securities - 0.1%
29,222	AASET Trust Series 2020-1A, 3.35%, 01/16/2040(3)	29,024
240,479	CF Hippolyta Issuer LLC Series 2020-1, 1.99%, 07/15/2060(3)	196,404
		225,428
	Whole Loan Collateral CMO - 1.2%
	Angel Oak Mortgage Trust
349,616	Series 2021-8, 1.82%, 11/25/2066(2)(3)	314,566
888,066	Series 2022-1, 3.88%, 12/25/2066(3)(4)	835,855
772,813	COLT Mortgage Loan Trust Series 2022-1, 2.28%, 12/27/2066(2)(3)	710,276
994,684	CSMC Trust Series 2022-NQM1, 3.27%, 11/25/2066(2)(3)	901,286
439,903	Ellington Financial Mortgage Trust Series 2022-1, 2.21%, 01/25/2067(2)(3)	389,850
812,096	New Residential Mortgage Loan Trust Series 2022-NQM1, 2.28%, 04/25/2061(2)(3)	733,092
575,111	Verus Securitization Trust Series 2022-1, 3.72%, 01/25/2067(3)(4)	542,998
		4,427,923
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $6,031,710)	$5,551,482
CONVERTIBLE BONDS - 5.3%
	Biotechnology - 0.2%
570,000	Alnylam Pharmaceuticals, Inc. 0.00%, 09/15/2028(3)(5)	$528,319
280,000	Immunocore Holdings PLC 2.50%, 02/01/2030	249,200
		777,519
	Commercial Services - 0.2%
730,000	Global Payments, Inc. 1.50%, 03/01/2031	655,175
	Diversified Financial Services - 0.1%
650,000	Coinbase Global, Inc. 0.00%, 10/01/2032(3)(5)	547,950
	Electric - 3.6%
1,630,000	Alliant Energy Corp. 3.25%, 05/30/2028(3)	1,751,761
	CenterPoint Energy, Inc.
683,000	2.88%, 05/15/2029(3)	687,849
860,000	3.00%, 08/01/2028(3)	911,524
1,775,000	Duke Energy Corp. 3.00%, 03/15/2029(3)	1,767,900
1,745,000	Exelon Corp. 3.25%, 03/15/2029(3)	1,766,813
	FirstEnergy Corp.
810,000	3.63%, 01/15/2029(3)	884,925
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 5.3% - (continued)
	Electric - 3.6% - (continued)
$ 810,000	3.88%, 01/15/2031(3)	$900,315
830,000	PG&E Corp. 4.25%, 12/01/2027	850,335
1,780,000	PPL Capital Funding, Inc. 3.00%, 12/01/2030(3)	1,841,464
1,620,000	Southern Co. 3.25%, 06/15/2028(3)	1,646,730
		13,009,616
	Energy-Alternate Sources - 0.0%
720,000	Sunnova Energy Corp. 0.00%, 12/01/2026(6)(7)	—
	Engineering & Construction - 0.1%
EUR 200,000	Cellnex Telecom SA 0.75%, 11/20/2031(8)	210,271
	Oil & Gas - 0.1%
CAD 690,000	Advantage Energy Ltd. 5.00%, 06/30/2029(3)	534,724
	Pharmaceuticals - 0.1%
JPY 50,000,000	Nxera Pharma Co. Ltd. 0.25%, 12/14/2028(8)	252,307
	Real Estate Investment Trusts - 0.3%
$ 530,000	Realty Income Corp. 3.50%, 01/15/2029(3)	552,525
490,000	Rexford Industrial Realty LP 4.13%, 03/15/2029(3)	486,080
		1,038,605
	Retail - 0.1%
450,000	Cracker Barrel Old Country Store, Inc. 1.75%, 09/15/2030(3)	358,695
	Water - 0.5%
1,630,000	American Water Capital Corp. 3.63%, 06/15/2026	1,628,370
	Total Convertible Bonds (cost $19,198,771)	$19,013,232
CORPORATE BONDS - 0.9%
	Chemicals - 0.2%
775,000	FMC Corp. 8.45%, 11/01/2055, (8.45% fixed rate until 08/01/2030; 5 yr. USD CMT + 4.37% thereafter)(2)	$513,619
	Commercial Services - 0.1%
170,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(3)	169,664
	Diversified Financial Services - 0.1%
370,000	goeasy Ltd. 7.38%, 10/01/2030(3)(9)	314,825
	Gas - 0.1%
470,000	AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%, 06/01/2028(3)	482,197
	Oil & Gas - 0.1%
399,000	Transocean International Ltd. 8.75%, 02/15/2030(3)	417,913
	Software - 0.3%
	Cloud Software Group, Inc.
170,000	8.25%, 06/30/2032(3)	161,506
170,000	9.00%, 09/30/2029(3)	166,921
	Open Text Holdings, Inc.
185,000	4.13%, 02/15/2030(3)	166,543
190,000	4.13%, 12/01/2031(3)(9)	162,236
The accompanying notes are an integral part of these financial statements.

36

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 0.9% - (continued)
	Software - 0.3% - (continued)
$ 355,000	Rocket Software, Inc. 6.50%, 02/15/2029(3)(9)	$316,980
180,000	UKG, Inc. 6.88%, 02/01/2031(3)	175,196
		1,149,382
	Total Corporate Bonds (cost $3,420,693)	$3,047,600
FOREIGN GOVERNMENT OBLIGATIONS - 13.8%
	Argentina - 0.5%
	Argentina Republic Government International Bonds
1,160,000	4.13%, 07/09/2035(4)	$864,200
1,175,000	4.13%, 07/09/2035(4)	874,788
		1,738,988
	Brazil - 2.2%
	Brazil Notas do Tesouro Nacional
BRL 15,882,037	6.00%, 05/15/2035(10)	2,921,437
5,148,650	6.00%, 08/15/2050(10)	915,991
10,531,756	6.00%, 05/15/2055(10)	1,857,923
12,186,000	10.00%, 01/01/2029	2,274,708
		7,970,059
	Chile - 0.0%
EUR 200,000	Chile Government International Bonds 1.25%, 01/22/2051	125,895
	Colombia - 2.1%
	Colombia TES
COP 2,576,501,550	3.00%, 03/25/2033(10)	556,076
21,685,554,713	3.75%, 02/25/2037(10)	4,619,569
10,236,481,555	4.75%, 04/04/2035(10)	2,436,084
		7,611,729
	Ghana - 0.1%
	Ghana Government International Bonds
$ 2,480	0.00%, 07/03/2026(3)(5)	2,454
65,643	5.00%, 07/03/2029(3)(4)	64,191
107,880	5.00%, 07/03/2035(3)(4)	98,875
		165,520
	Japan - 1.3%
JPY 777,576,236	Japan Government CPI-Linked Bonds 0.01%, 03/10/2035(10)	4,757,117
	Mexico - 1.4%
EUR 1,360,000	Mexico Government International Bonds 1.45%, 10/25/2033	1,287,110
MXN 68,877,194	Mexico Udibonos 2.75%, 11/27/2031(10)	3,593,987
		4,881,097
	New Zealand - 2.4%
NZD 1,803,258	New Zealand Government Bonds Inflation-Linked 3.25%, 09/20/2050(10)	1,082,111
13,074,811	New Zealand Government Inflation-Linked Bonds 2.50%, 09/20/2040(8)(10)	7,366,044
		8,448,155
	Romania - 0.5%
EUR 1,420,000	Romania Government International Bonds 6.75%, 07/11/2039(8)	1,686,438
	Sweden - 2.4%
SEK 83,958,026	Sweden Bonds Inflation-Linked 0.13%, 06/01/2030(8)(10)	8,674,583
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 13.8% - (continued)
	United Kingdom - 0.9%
GBP 3,327,854	U.K. Inflation-Linked Gilts 0.50%, 03/22/2050(8)(10)	$3,009,559
	Total Foreign Government Obligations (cost $49,510,857)	$49,069,140
SENIOR FLOATING RATE INTERESTS - 3.5%(11)
	Aerospace & Defense - 0.1%
$ 253,369	TransDigm, Inc. 6.15%, 02/28/2031, 1 mo. USD Term SOFR + 2.50%	$253,696
	Airlines - 0.1%
99,000	American Airlines, Inc. 6.43%, 05/28/2032, 3 mo. USD Term SOFR + 2.75%	98,484
316,523	SkyMiles IP Ltd. 4.93%, 10/20/2028, 3 mo. USD Term SOFR + 1.25%	316,457
		414,941
	Apparel - 0.1%
216,416	ABG Intermediate Holdings 2 LLC 5.90%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	216,835
	Auto Manufacturers - 0.0%
170,000	Allison Transmission, Inc. 5.40%, 01/02/2033, 1 mo. USD Term SOFR + 1.75%	170,896
	Auto Parts & Equipment - 0.0%
114,425	Clarios Global LP 6.40%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	114,902
	Biotechnology - 0.1%
355,000	BioMarin Pharmaceutical, Inc. 5.40%, 04/27/2033, 1 mo. USD Term SOFR + 1.75%	355,944
117,000	Genmab AS 6.70%, 12/13/2032, 3 mo. USD Term SOFR + 3.00%	117,651
		473,595
	Chemicals - 0.0%
99,750	Qnity Electronics, Inc. 5.65%, 11/01/2032, 1 mo. USD Term SOFR + 2.00%	100,041
	Commercial Services - 0.3%
142,835	Belron Finance 2019 LLC 5.66%, 10/16/2031, 3 mo. USD Term SOFR + 2.00%	143,431
157,791	First Advantage Holdings LLC 6.45%, 10/31/2031, 3 mo. USD Term SOFR + 2.75%	155,621
114,712	Fugue Finance BV 5.92%, 01/09/2032, 3 mo. USD Term SOFR + 2.25%	114,254
307,474	Trans Union LLC 5.40%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	307,320
240,264	WEX, Inc. 5.40%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	240,264
		960,890
	Construction Materials - 0.1%
65,288	Emerald Borrower LP 5.92%, 05/31/2030, 3 mo. USD Term SOFR + 2.25%	65,334
The accompanying notes are an integral part of these financial statements.

37

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.5%(11) - (continued)
	Construction Materials - 0.1% - (continued)
$ 227,129	Quikrete Holdings, Inc. 5.90%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	$227,194
37,068	Standard Industries, Inc. 5.40%, 09/22/2028, 1 mo. USD Term SOFR + 1.75%	37,095
		329,623
	Distribution/Wholesale - 0.1%
191,888	American Builders & Contractors Supply Co., Inc. 5.40%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	192,440
100,000	VSE Corp. 5.65%, 05/05/2033, 1 mo. USD Term SOFR + 2.00%	100,396
		292,836
	Diversified Financial Services - 0.1%
193,868	Corpay Technologies Operating Co. LLC 5.40%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	194,019
	Electric - 0.1%
199,449	Constellation Renewables LLC 5.67%, 12/15/2027, 3 mo. USD Term SOFR + 2.00%	199,284
	Electronics - 0.2%
200,286	Coherent Corp. 5.40%, 07/02/2029, 1 mo. USD Term SOFR + 1.75%	200,286
200,000	Resilience Parent LLC 6.13%, 02/28/2033, 6 mo. USD Term SOFR + 2.50%	200,400
140,000	Sanmina Corp. 5.66%, 10/27/2032, 1 mo. USD Term SOFR + 2.00%	140,525
		541,211
	Engineering & Construction - 0.1%
145,000	AGI-CFI Acquisition Corp. 8.20%, 03/25/2033, 3 mo. USD Term SOFR + 4.50%	144,517
99,500	Blackfin Pipeline LLC 6.69%, 09/29/2032, 1 mo. USD Term SOFR + 3.00%	100,143
100,000	Dycom Investments, Inc. 5.40%, 01/27/2033, 1 mo. USD Term SOFR + 1.75%	100,688
		345,348
	Entertainment - 0.2%
105,300	Caesars Entertainment, Inc. 5.90%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	102,054
100,000	Delta 2 Lux SARL 5.45%, 09/30/2031, 3 mo. USD Term SOFR + 1.75%	100,075
120,312	PENN Entertainment, Inc. 6.15%, 05/03/2029, 1 mo. USD Term SOFR + 2.50%	120,712
416,903	TKO Worldwide Holdings LLC 5.66%, 11/21/2031, 3 mo. USD Term SOFR + 2.00%	417,853
		740,694
	Environmental Control - 0.1%
324,187	Clean Harbors, Inc. 5.15%, 10/08/2032, 1 mo. USD Term SOFR + 1.50%	326,097
101,014	Reworld Holding Corp. 5.90%, 11/30/2028, 1 mo. USD Term SOFR + 2.25%	101,056
		427,153
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.5%(11) - (continued)
	Food - 0.1%
$ 249,375	Chobani LLC 5.90%, 10/28/2032, 1 mo. USD Term SOFR + 2.25%	$250,667
99,750	Froneri Lux Finco SARL 5.88%, 09/30/2032, 6 mo. USD Term SOFR + 2.25%	98,981
174,934	U.S. Foods, Inc. 5.40%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	176,055
		525,703
	Food Service - 0.1%
219,528	Aramark Services, Inc. 5.40%, 06/22/2030, 1 mo. USD Term SOFR + 1.75%	220,283
	Healthcare - Products - 0.1%
200,000	Hologic, Inc. 5.92%, 04/07/2033, 3 mo. USD Term SOFR + 2.25%	198,876
	Healthcare - Services - 0.0%
180,861	IQVIA, Inc. 5.45%, 01/02/2031, 3 mo. USD Term SOFR + 1.75%	182,105
	Home Furnishings - 0.1%
200,000	AI Aqua Merger Sub, Inc. 6.16%, 07/31/2028, 1 mo. USD Term SOFR + 2.50%	200,466
134,645	Somnigroup International, Inc. 5.90%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	134,982
		335,448
	Household Products/Wares - 0.0%
107,432	Reynolds Consumer Products LLC 5.40%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	107,835
	Insurance - 0.2%
183,230	Asurion LLC 7.41%, 02/23/2033, 3 mo. USD Term SOFR + 3.75%	180,101
125,347	HUB International Ltd. 5.92%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	125,634
214,538	Sedgwick Claims Management Services, Inc. 6.15%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	212,869
132,746	USI, Inc. 5.95%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	132,864
		651,468
	Internet - 0.1%
171,494	Go Daddy Operating Co. LLC 5.40%, 11/09/2029, 1 mo. USD Term SOFR + 1.75%	169,010
	MH Sub I LLC
117,850	7.90%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	108,315
79,772	7.90%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	62,422
		339,747
	IT Services - 0.2%
230,000	Amentum Holdings, Inc. 5.40%, 09/29/2031, 1 mo. USD Term SOFR + 1.75%	229,973
	CACI International, Inc.
148,125	5.40%, 10/30/2031, 1 mo. USD Term SOFR + 1.75%	148,541
The accompanying notes are an integral part of these financial statements.

38

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.5%(11) - (continued)
	IT Services - 0.2% - (continued)
$ 130,000	5.40%, 03/09/2033, 1 mo. USD Term SOFR + 1.75%	$130,270
189,520	McAfee LLC 6.65%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	166,541
		675,325
	Media - 0.2%
245,756	Charter Communications Operating LLC 5.94%, 12/15/2031, 3 mo. USD Term SOFR + 2.25%	245,513
265,000	Nexstar Broadcasting, Inc. 6.40%, 03/18/2033, 1 mo. USD Term SOFR + 2.75%	264,586
140,000	Sunrise Financing Partnership 6.10%, 02/15/2032, 6 mo. USD Term SOFR + 2.47%	139,947
		650,046
	Metal Fabricate/Hardware - 0.1%
270,000	Advanced Drainage Systems, Inc. 5.29%, 02/28/2033, 1 mo. USD Term SOFR + 1.63%	271,941
	Packaging & Containers - 0.0%
184,538	Owens-Illinois, Inc. 6.65%, 09/30/2032, 1 mo. USD Term SOFR + 3.00%	181,769
	Pharmaceuticals - 0.0%
58,728	Elanco Animal Health, Inc. 5.41%, 10/31/2032, 1 mo. USD Term SOFR + 1.75%	58,875
	Pipelines - 0.2%
248,750	Colossus Acquireco LLC 5.38%, 07/30/2032, 3 mo. USD Term SOFR + 1.75%	248,698
99,734	NorthRiver Midstream Finance LP 5.94%, 08/16/2030, 3 mo. USD Term SOFR + 2.25%	99,817
132,822	Oryx Midstream Services Permian Basin LLC 5.90%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	133,163
100,000	Traverse Midstream Partners LLC 5.90%, 04/21/2033, 1 mo. USD Term SOFR + 2.25%	100,063
140,000	Venture Global Calcasieu Pass LLC 6.95%, 04/11/2033, 6 mo. USD Term SOFR + 3.25%	140,327
		722,068
	Retail - 0.3%
150,762	Great Outdoors Group LLC 6.90%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	151,554
155,999	IRB Holding Corp. 6.15%, 12/16/2030, 1 mo. USD Term SOFR + 2.50%	156,364
316,331	KFC Holding Co. 5.53%, 03/15/2028, 1 mo. USD Term SOFR + 1.75%	316,885
300,000	Peer Holding III BV 5.95%, 10/14/2032, 3 mo. USD Term SOFR + 2.25%	299,925
187,778	QXO, Inc. 5.65%, 04/30/2032, 1 mo. USD Term SOFR + 2.00%	187,785
		1,112,513
	Semiconductors - 0.0%
105,000	MKS Instruments, Inc. 5.41%, 02/04/2033, 1 mo. USD Term SOFR + 1.75%	105,262
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.5%(11) - (continued)
	Software - 0.1%
$ 150,000	Dayforce, Inc. 6.66%, 02/04/2033, 3 mo. USD Term SOFR + 3.00%	$141,337
100,000	Electronic Arts, Inc. 7.16%, 03/24/2033, 1 mo. USD Term SOFR + 3.50%	100,025
97,500	Quartz Acquireco LLC 5.95%, 06/28/2030, 3 mo. USD Term SOFR + 2.25%	80,865
91,578	SS&C Technologies, Inc. 5.65%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	91,575
		413,802
	Total Senior Floating Rate Interests (cost $12,565,977)	$12,529,030
U.S. GOVERNMENT AGENCIES - 0.1%
	Mortgage-Backed Agencies - 0.1%
	Federal Home Loan Mortgage Corp. - 0.1%
6,281,649	0.93%, 11/25/2030(1)(2)	$193,386
935,374	0.96%, 11/25/2030(1)(2)	30,736
1,688,258	1.11%, 10/25/2030(1)(2)	61,876
5,129,938	1.20%, 06/25/2030(1)(2)	199,935
6,278	5.65%, 01/25/2051, 30 day USD SOFR Average + 2.00%(2)(3)	6,265
	Total U.S. Government Agencies (cost $504,013)	$492,198
U.S. GOVERNMENT SECURITIES - 72.1%
	U.S. Treasury Securities - 72.1%
	U.S. Treasury Inflation-Indexed Bonds - 1.1%
5,262,444	0.63%, 02/15/2043(10)	$3,890,833
	U.S. Treasury Inflation-Indexed Notes - 71.0%
14,454,457	0.13%, 01/15/2030(10)	13,920,852
22,556,172	0.13%, 07/15/2030(10)	21,626,738
29,797,024	0.13%, 01/15/2031(10)(12)	28,234,640
22,355,122	0.13%, 07/15/2031(10)	21,053,930
11,953,860	0.63%, 07/15/2032(10)	11,376,469
33,325,181	0.88%, 01/15/2029(10)(13)	33,235,453
11,636,352	1.13%, 10/15/2030(10)	11,609,917
13,524,530	1.13%, 01/15/2033(10)	13,136,012
7,367,273	1.25%, 04/15/2031(10)	7,331,829
13,985,660	1.38%, 07/15/2033(10)	13,782,888
11,017,269	1.75%, 01/15/2034(10)	11,055,754
21,008,882	1.88%, 07/15/2034(10)	21,263,169
7,377,238	1.88%, 07/15/2035(10)	7,402,468
26,923,334	1.88%, 01/15/2036(10)	26,822,430
11,067,571	2.13%, 01/15/2035(10)	11,338,048
		253,190,597
	Total U.S. Government Securities (cost $261,522,677)	$257,081,430
	Total Long-Term Investments (cost $352,754,698)	$346,784,112
The accompanying notes are an integral part of these financial statements.

39

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Securities Lending Collateral - 0.2%
618,213	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(14)		$618,213
	Total Short-Term Investments (cost $618,213)		$618,213
	Total Investments (cost $353,372,911)	97.5%	$347,402,325
	Other Assets and Liabilities	2.5%	8,931,467
	Net Assets	100.0%	$356,333,792
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Securities disclosed are interest-only strips.
(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$22,959,177, representing 6.4% of net assets.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Security is a zero-coupon bond.
(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(7)	Investment valued using significant unobservable inputs.
(8)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the aggregate value of these securities was $21,199,202, representing 5.9% of net assets.

(9)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(10)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2026.

(12)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2026, the market value of securities pledged was $1,037,585.
(13)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2026, the market value of securities pledged was $1,296,500.
(14)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	122	06/15/2026	$9,403,764	$(97,867)
Canadian 10-Year Bond Future	57	06/19/2026	4,999,014	(38,560)
Euro BUXL 30-Year Bond Future	27	06/08/2026	3,453,417	(48,851)
U.S. Treasury 10-Year Ultra Future	59	06/18/2026	6,658,703	(101,974)
U.S. Treasury Long Bond Future	48	06/18/2026	5,416,500	(225,079)
U.S. Treasury Ultra Bond Future	77	06/18/2026	8,857,406	(330,173)
Total				$(842,504)
Short position contracts:
Euro-BTP Italian Bond Future	(53)	06/08/2026	$(7,275,314)	$(25,143)
Euro-BUND Future	(1)	06/08/2026	(147,129)	257
Euro-OAT Future	(48)	06/08/2026	(6,719,097)	6,808
Euro-Schatz Future	(166)	06/08/2026	(20,602,833)	29,219
U.S. Treasury 2-Year Note Future	(147)	06/30/2026	(30,447,375)	83,275
U.S. Treasury 5-Year Note Future	(82)	06/30/2026	(8,842,547)	36,786
The accompanying notes are an integral part of these financial statements.

40

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Futures Contracts Outstanding at April 30, 2026 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
U.S. Treasury 10-Year Note Future	(118)	06/18/2026	$(13,050,062)	$321,567
Total				$452,769
Total futures contracts				$(389,735)

OTC Interest Rate Swap Contracts Outstanding at April 30, 2026
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BOA(1)	1.24% Fixed	CPURNSA	USD	5,005,000	01/15/2029	At Maturity	$—	$—	$1,164,919	$1,164,919
CITI	2.62% Fixed	CPURNSA	USD	4,365,000	04/15/2028	At Maturity	—	—	67,692	67,692
CITI	2.60% Fixed	CPURNSA	USD	8,260,000	01/15/2031	At Maturity	—	—	935,295	935,295
CITI	2.45% Fixed	CPURNSA	USD	3,110,000	04/15/2028	At Maturity	—	—	76,392	76,392
CITI	2.41% Fixed	CPURNSA	USD	14,085,000	01/15/2028	At Maturity	—	(4,640)	15,709	20,349
CITI	2.41% Fixed	CPURNSA	USD	2,785,000	01/15/2028	Maturity	—	(5,450)	3,106	8,556
Total OTC interest rate swap contracts							$—	$(10,090)	$2,263,113	$2,273,203

(1)	As of April 30, 2026, the counterparty had deposited in a segregated account securities with a value of $1,138,481 in connection with OTC derivatives.

OTC Total Return Swap Contracts Outstanding at April 30, 2026
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid High Yield Index	MSC	USD	570,000	3.62%	06/20/2026	At Maturity	$—	$—	$(7,565)	$(7,565)
Markit iBoxx USD Liquid High Yield Index	JPM	USD	340,000	3.62%	06/20/2026	At Maturity	—	—	(4,278)	(4,278)
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	MSC	USD	1,750,000	(3.62% )	06/20/2026	Quarterly	—	—	21,505	21,505
Total OTC total return swap contracts							$—	$—	$9,662	$9,662

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.25% Fixed	12 Mo. USD SOFR	USD	4,555,000	06/21/2053	Annual	$—	$(43,005)	$745,939	$788,944
1.63% Fixed	3 Mo. CNY CNRR	CNY	100,849,736	06/17/2031	Quarterly	—	(540)	(48,922)	(48,382)
Total centrally cleared interest rate swaps contracts						$—	$(43,545)	$697,017	$740,562

Bond Forward Contracts Outstanding at April 30, 2026
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.75%, 07/15/2028(1)	USD	42,111,382	07/15/2028	$17,867
Total Bond Forward Contracts					$17,867

(1)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Foreign Currency Contracts Outstanding at April 30, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
14,800,000	BRL	2,810,829	USD	MSC	05/05/2026	$173,957
14,800,000	BRL	2,941,059	USD	GSC	06/02/2026	22,519
313,354,000	JPY	1,957,266	USD	BOA(1)	05/29/2026	49,521
The accompanying notes are an integral part of these financial statements.

41

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
313,797,000	JPY	1,974,082	USD	JPM	05/29/2026	$35,542
10,680,800,000	KRW	7,207,115	USD	BNP	05/29/2026	171
16,470,000	MXN	943,439	USD	HSBC	05/29/2026	(2,963)
36,180,000	NOK	3,870,993	USD	GSC	05/29/2026	32,986
7,147,103	USD	37,632,000	BRL	MSC	05/05/2026	(442,321)
7,478,240	USD	37,632,000	BRL	GSC	06/02/2026	(57,258)
517,380	USD	707,000	CAD	BCLY	05/29/2026	(3,759)
7,827,257	USD	27,957,787,000	COP	CBK	05/29/2026	197,249
5,168,068	USD	4,415,224	EUR	BNP	05/29/2026	(21,153)
3,105,001	USD	2,303,000	GBP	GSC	05/29/2026	(28,707)
2,139,015	USD	340,063,000	JPY	BNP	05/29/2026	(38,822)
2,693,414	USD	47,020,000	MXN	HSBC	05/29/2026	8,460
6,937,828	USD	11,787,000	NZD	WFB	05/29/2026	(32,431)
8,744,107	USD	80,632,000	SEK	JPM	05/29/2026	(3,042)
Total foreign currency contracts						$(110,051)

(1)	As of April 30, 2026, the counterparty had deposited in a segregated account securities with a value of $1,138,481 in connection with OTC derivatives.
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$5,551,482	$—	$5,551,482	$—
Convertible Bonds	19,013,232	—	19,013,232	—
Corporate Bonds	3,047,600	—	3,047,600	—
Foreign Government Obligations	49,069,140	—	49,069,140	—
Senior Floating Rate Interests	12,529,030	—	12,529,030	—
U.S. Government Agencies	492,198	—	492,198	—
U.S. Government Securities	257,081,430	—	257,081,430	—
Short-Term Investments	618,213	618,213	—	—
Bond Forward(2)	17,867	—	17,867	—
Foreign Currency Contracts(2)	520,405	—	520,405	—
Futures Contracts(2)	477,912	477,912	—	—
Swaps - Interest Rate(2)	3,062,147	—	3,062,147	—
Swaps- Total Return(2)	21,505	—	21,505	—
Total	$351,502,161	$1,096,125	$350,406,036	$—
Liabilities
Foreign Currency Contracts(2)	$(630,456)	$—	$(630,456)	$—
Futures Contracts(2)	(867,647)	(867,647)	—	—
Swaps - Interest Rate(2)	(48,382)	—	(48,382)	—
Swaps - Total Return(2)	(11,843)	—	(11,843)	—
Total	$(1,558,328)	$(867,647)	$(690,681)	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

42

Hartford Low Duration High Income Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 46.2%
	Asset-Backed - Automobile - 1.7%
$ 678,578	Huntington Bank Auto Credit-Linked Notes Series 2026-1, 5.64%, 02/20/2034, 30 day USD SOFR Average + 2.00%(1)(2)	$678,575
1,000,000	Merchants Fleet Funding LLC Series 2025-1A, 8.48%, 01/20/2039(1)	1,000,600
750,000	SBNA Auto Receivables Trust Series 2025-SF1, 6.74%, 10/15/2031(1)	745,778
		2,424,953
	Asset-Backed - Home Equity - 0.2%
340,000	Point Securitization Trust Series 2025-1, 7.50%, 06/25/2055(1)	340,228
	Commercial Mortgage-Backed Securities - 7.2%
1,000,000	280 Park Avenue Mortgage Trust Series 2017-280P, 6.08%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	987,500
120,000	ALA Trust Series 2025-OANA, 6.75%, 06/15/2040, 1 mo. USD Term SOFR + 3.09%(1)(2)	120,267
70,000	ARZ Trust Series 2024-BILT, 7.49%, 06/11/2039(1)	71,467
1,556,786	Bank5 Trust Series 2024-5YR6, 0.97%, 05/15/2057(1)(2)(3)	31,895
750,000	BFLD Trust Series 2025-EWEST, 6.65%, 06/15/2042, 1 mo. USD Term SOFR + 3.00%(1)(2)	744,054
100,000	BOCA Commercial Mortgage Trust Series 2025-BOCA, 6.15%, 12/15/2042, 1 mo. USD Term SOFR + 2.50%(1)(2)	100,249
640,000	BSTN Commercial Mortgage Trust Series 2025-HUB, 6.37%, 04/13/2041(1)(2)	636,357
787,500	BX Commercial Mortgage Trust Series 2024-XL5, 6.34%, 03/15/2041, 1 mo. USD Term SOFR + 2.69%(1)(2)	787,992
	BX Trust
665,000	Series 2022-IND, 6.49%, 04/15/2037, 1 mo. USD Term SOFR + 2.84%(1)(2)	665,831
707,611	Series 2025-ROIC, 6.60%, 03/15/2030, 1 mo. USD Term SOFR + 2.94%(1)(2)	707,611
725,000	Series 2025-DIME, 6.65%, 02/15/2035, 1 mo. USD Term SOFR + 3.00%(1)(2)	718,656
606,017	Series 2024-CNYN, 7.34%, 04/15/2041, 1 mo. USD Term SOFR + 3.69%(1)(2)	603,171
446,168	Series 2024-VLT4, 7.59%, 06/15/2041, 1 mo. USD Term SOFR + 3.94%(1)(2)	443,892
775,000	ELM Trust Series 2024-ELM, 8.05%, 06/10/2039(1)(2)	774,877
108,132	Extended Stay America Trust Series 2026-ESH2, 7.40%, 02/15/2043, 1 mo. USD Term SOFR + 3.75%(1)(2)	108,672
675,000	ROCK Trust Series 2024-CNTR, 8.82%, 11/13/2041(1)	706,354
750,000	SWCH Commercial Mortgage Trust Series 2025-DATA, 7.89%, 02/15/2042, 1 mo. USD Term SOFR + 4.24%(1)(2)	742,863
	Wells Fargo Commercial Mortgage Trust
500,000	Series 2024-1CHI, 7.83%, 07/15/2035(1)(2)	503,187
750,000	Series 2025-DWHP, 8.44%, 04/15/2038, 1 mo. USD Term SOFR + 4.79%(1)(2)	755,525
		10,210,420
	Other Asset-Backed Securities - 29.7%
228,225	AASET Trust Series 2025-1A, 6.58%, 02/16/2050(1)	228,495
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 46.2% - (continued)
	Other Asset-Backed Securities - 29.7% - (continued)
$ 1,000,000	AGL CLO 26 Ltd. Series 2023-26A, 5.57%, 10/21/2038, 3 mo. USD Term SOFR + 1.90%(1)(2)	$1,002,210
250,000	AGL CLO 33 Ltd. Series 2024-33A, 9.17%, 07/21/2037, 3 mo. USD Term SOFR + 5.50%(1)(2)	235,322
750,000	AGL CLO 39 Ltd. Series 2025-39A, 8.18%, 04/20/2038, 3 mo. USD Term SOFR + 4.50%(1)(2)	713,260
1,500,000	Alinea CLO Ltd. Series 2018-1A, 9.63%, 07/20/2031, 3 mo. USD Term SOFR + 5.95%(1)(2)	1,407,435
900,000	AMSR Trust Series 2025-SFR1, 3.66%, 06/17/2042(1)	797,494
250,000	Apidos CLO XLVIII Ltd. Series 2024-48A, 5.72%, 07/25/2037, 3 mo. USD Term SOFR + 2.05%(1)(2)	249,790
1,500,000	Apidos CLO XVIII-R Series 2018-18A, 5.56%, 01/22/2038, 3 mo. USD Term SOFR + 1.90%(1)(2)	1,502,134
1,000,000	Apidos CLO XXVIII Ltd. Series 2017-28A, 5.53%, 10/20/2038, 3 mo. USD Term SOFR + 1.85%(1)(2)	999,392
830,000	Barings CLO Ltd. Series 2022-2A, 8.67%, 07/15/2039, 3 mo. USD Term SOFR + 5.00%(1)(2)	824,989
725,000	Beechwood Park CLO Ltd. Series 2019-1A, 9.98%, 01/17/2035, 3 mo. USD Term SOFR + 6.30%(1)(2)	656,393
	Carlyle U.S. CLO Ltd.
500,000	Series 2020-2A, 9.67%, 01/25/2035, 3 mo. USD Term SOFR + 6.00%(1)(2)	478,827
750,000	Series 2017-2A, 11.24%, 07/20/2037, 3 mo. USD Term SOFR + 7.56%(1)(2)	727,850
	Castlelake Aircraft Structured Trust
544,039	Series 2019-1A, 5.10%, 04/15/2039(1)	534,519
637,895	Series 2025-1A, 7.75%, 02/15/2050(1)	635,522
	CF Hippolyta Issuer LLC
922,165	Series 2021-1A, 1.53%, 03/15/2061(1)	744,529
1,036,692	Series 2021-1A, 1.98%, 03/15/2061(1)	620,019
	CIFC Funding Ltd.
750,000	Series 2023-2A, 8.32%, 01/21/2037, 3 mo. USD Term SOFR + 4.65%(1)(2)	735,260
250,000	Series 2015-4A, 8.43%, 01/17/2039, 3 mo. USD Term SOFR + 4.75%(1)(2)	248,316
1,550,000	Series 2018-4A, 8.53%, 01/17/2038, 3 mo. USD Term SOFR + 4.85%(1)(2)	1,507,217
250,000	Series 2018-1A, 8.93%, 01/18/2038, 3 mo. USD Term SOFR + 5.25%(1)(2)	237,459
1,000,000	Series 2017-4A, 10.03%, 10/24/2030, 3 mo. USD Term SOFR + 6.36%(1)(2)	999,670
750,000	CTM CLO Ltd. Series 2025-1A, 5.17%, 07/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	752,218
1,000,000	Dryden 60 CLO Ltd. Series 2018-60A, 9.53%, 07/15/2031, 3 mo. USD Term SOFR + 5.86%(1)(2)	961,656
1,000,000	Dryden 64 CLO Ltd. Series 2018-64A, 9.54%, 04/18/2031, 3 mo. USD Term SOFR + 5.86%(1)(2)	934,202
450,000	Dryden 72 CLO Ltd. Series 2019-72A, 5.65%, 05/15/2032, 3 mo. USD Term SOFR + 2.00%(1)(2)	450,163
The accompanying notes are an integral part of these financial statements.

43

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 46.2% - (continued)
	Other Asset-Backed Securities - 29.7% - (continued)
$ 750,000	Elmwood CLO 37 Ltd. Series 2024-13A, 8.43%, 01/17/2038, 3 mo. USD Term SOFR + 4.75%(1)(2)	$744,888
800,000	Elmwood CLO 44 Ltd. Series 2025-7A, 6.28%, 10/20/2038, 3 mo. USD Term SOFR + 2.60%(1)(2)	805,458
1,000,000	GoldenTree Loan Management U.S. CLO 16 Ltd. Series 2022-16A, 8.18%, 01/20/2038, 3 mo. USD Term SOFR + 4.50%(1)(2)	989,252
671,897	GreenSky Home Improvement Issuer Trust Series 2025-1A, 8.65%, 03/25/2060(1)	689,477
750,000	Hotwire Funding LLC Series 2024-1A, 9.19%, 06/20/2054(1)	776,288
1,000,000	KKR CLO 34 Ltd. Series 34A, 10.78%, 07/15/2034, 3 mo. USD Term SOFR + 7.11%(1)(2)	926,928
80,618	LCM XXV Ltd. Series 25A, 7.39%, 07/20/2030, 3 mo. USD Term SOFR + 3.71%(1)(2)	80,511
1,000,000	Madison Park Funding XLV Ltd. Series 2020-45A, 9.92%, 07/15/2034, 3 mo. USD Term SOFR + 6.25%(1)(2)	898,123
1,000,000	Magnetite XXVI Ltd. Series 2020-26A, 5.42%, 01/25/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	999,973
750,000	Magnetite XXXI Ltd. Series 2021-31A, 8.17%, 07/15/2034, 3 mo. USD Term SOFR + 4.50%(1)(2)	724,044
750,000	Neuberger Berman CLO XVI-S Ltd. Series 2017-16SA, 8.57%, 04/15/2039, 3 mo. USD Term SOFR + 4.90%(1)(2)	688,804
750,000	Neuberger Berman CLO XX Ltd. Series 2015-20A, 8.42%, 04/15/2039, 3 mo. USD Term SOFR + 4.75%(1)(2)	735,633
1,250,000	Neuberger Berman Loan Advisers CLO 43 Ltd. Series 2021-43A, 8.28%, 07/17/2036, 3 mo. USD Term SOFR + 4.60%(1)(2)	1,162,402
1,000,000	New Economy Assets - Phase 1 Sponsor LLC Series 2021-1, 2.41%, 10/20/2061(1)	639,181
655,000	Obra CLO 2 Ltd. Series 2025-2A, 5.22%, 07/20/2038, 3 mo. USD Term SOFR + 1.54%(1)(2)	657,427
	OCP CLO Ltd.
775,000	Series 2022-25A, 5.78%, 07/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	776,117
750,000	Series 2021-21A, 8.38%, 01/20/2038, 3 mo. USD Term SOFR + 4.70%(1)(2)	729,069
1,180,000	Octagon Investment Partners 29 Ltd. Series 2016-1A, 5.93%, 07/18/2037, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,181,404
	Palmer Square CLO Ltd.
1,500,000	Series 2021-1A, 8.43%, 04/20/2038, 3 mo. USD Term SOFR + 4.75%(1)(2)	1,402,695
875,000	Series 2018-1A, 10.62%, 04/18/2037, 3 mo. USD Term SOFR + 6.94%(1)(2)	806,921
555,000	Post Road Equipment Finance LLC Series 2025-1A, 7.08%, 05/17/2032(1)	558,154
1,000,000	SCF Equipment Leasing LLC Series 2025-1A, 6.75%, 11/20/2035(1)	1,032,841
159,222	Sierra Timeshare Receivables Funding LLC Series 2024-1A, 8.02%, 01/20/2043(1)	162,265
1,000,000	Southwick Park CLO LLC Series 2019-4A, 9.93%, 07/20/2032, 3 mo. USD Term SOFR + 6.25%(1)(2)	926,179
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 46.2% - (continued)
	Other Asset-Backed Securities - 29.7% - (continued)
	Stream Innovations Issuer Trust
$ 693,765	Series 2025-1A, 8.40%, 09/15/2045(1)	$701,431
697,836	Series 2024-2A, 9.05%, 02/15/2045(1)	728,227
1,300,000	Symphony CLO XXII Ltd. Series 2020-22A, 10.19%, 04/18/2033, 3 mo. USD Term SOFR + 6.51%(1)(2)	1,237,751
500,000	Thayer Park CLO Ltd. Series 2017-1A, 10.19%, 04/20/2034, 3 mo. USD Term SOFR + 6.51%(1)(2)	441,491
655,000	VB-S1 Issuer LLC Series 2024-1A, 8.87%, 05/15/2054(1)	671,034
400,000	Voya CLO Ltd. Series 2020-1A, 6.63%, 07/16/2034, 3 mo. USD Term SOFR + 2.95%(1)(2)	393,769
		42,452,078
	Whole Loan Collateral CMO - 7.4%
	Chase Home Lending Mortgage Trust
121,278	Series 2024-RPL3, 3.25%, 09/25/2064(1)(2)	107,762
1,142,183	Series 2025-2, 6.37%, 12/25/2055(1)(2)	980,032
	Federal National Mortgage Association Connecticut Avenue Securities Trust
95,000	Series 2025-R01, 5.35%, 01/25/2045, 30 day USD SOFR Average + 1.70%(1)(2)	94,585
260,000	Series 2024-R02, 6.15%, 02/25/2044, 30 day USD SOFR Average + 2.50%(1)(2)	263,245
950,989	Series 2022-R02, 6.65%, 01/25/2042, 30 day USD SOFR Average + 3.00%(1)(2)	962,826
700,000	Series 2022-R02, 8.15%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	715,967
500,000	Series 2023-R05, 8.40%, 06/25/2043, 30 day USD SOFR Average + 4.75%(1)(2)	531,370
670,000	Series 2022-R08, 9.25%, 07/25/2042, 30 day USD SOFR Average + 5.60%(1)(2)	705,175
820,000	Series 2021-R01, 9.65%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	836,848
1,000,000	Series 2022-R04, 13.15%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	1,067,850
725,000	GCAT Trust Series 2025-NQM7, 7.02%, 11/25/2070(1)(2)	720,549
465,841	HTAP Issuer Trust Series 2025-1, 6.50%, 11/25/2042(1)	464,226
	Verus Securitization Trust
1,000,000	Series 2023-8, 8.07%, 12/25/2068(1)(2)	1,010,996
1,000,000	Series 2024-INV1, 8.09%, 03/25/2069(1)(2)	1,012,582
1,000,000	Series 2023-INV3, 8.17%, 11/25/2068(1)(2)	1,005,633
		10,479,646
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $67,290,911)	$65,907,325
CORPORATE BONDS - 27.8%
	Aerospace & Defense - 0.2%
225,000	TransDigm, Inc. 6.75%, 01/31/2034(1)	$231,142
	Airlines - 0.2%
250,000	Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(1)	250,197
	Apparel - 0.3%
425,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	447,729
The accompanying notes are an integral part of these financial statements.

44

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.8% - (continued)
	Auto Parts & Equipment - 0.9%
$ 515,000	American Axle & Manufacturing, Inc. 5.00%, 10/01/2029	$500,421
325,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 02/15/2030(1)	335,787
465,000	Goodyear Tire & Rubber Co. 5.00%, 07/15/2029(4)	446,058
		1,282,266
	Commercial Banks - 2.4%
450,000	Bank KB Indonesia Tbk. PT 5.66%, 10/30/2027(5)	452,270
500,000	BPCE SA 5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 6 mo. USD SOFR + 1.96% thereafter)(1)(2)	512,106
850,000	CaixaBank SA 6.21%, 01/18/2029, (6.21% fixed rate until 01/18/2028; 6 mo. USD SOFR + 2.70% thereafter)(1)(2)	872,311
500,000	Danske Bank AS 5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(2)	513,826
500,000	Huntington Bancshares, Inc. 6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(2)	517,407
500,000	UBS Group AG 6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(2)	518,742
		3,386,662
	Commercial Services - 0.3%
485,000	United Rentals North America, Inc. 3.75%, 01/15/2032	450,158
	Construction Materials - 0.9%
500,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	489,306
425,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(1)	420,087
450,000	Standard Building Solutions, Inc. 6.25%, 08/01/2033(1)	449,711
		1,359,104
	Distribution/Wholesale - 0.2%
280,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	292,288
	Diversified Financial Services - 1.7%
900,000	Aviation Capital Group LLC 3.50%, 11/01/2027(1)	885,071
500,000	Azorra Finance Ltd. 7.75%, 04/15/2030(1)	517,967
450,000	GGAM Finance Ltd. 5.88%, 03/15/2030(1)	453,316
470,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 4.00%, 10/15/2033(1)	423,457
93,000	United Wholesale Mortgage LLC 5.75%, 06/15/2027(1)	92,613
		2,372,424
	Electric - 0.3%
460,000	Clearway Energy Operating LLC 3.75%, 02/15/2031(1)	430,457
	Electrical Components & Equipment - 0.3%
475,000	WESCO Distribution, Inc. 6.38%, 03/15/2029(1)	484,350
	Electronics - 0.6%
500,000	Coherent Corp. 5.00%, 12/15/2029(1)	494,593
375,000	Ingram Micro, Inc. 4.75%, 05/15/2029(1)	368,498
		863,091
	Engineering & Construction - 0.3%
460,000	TopBuild Corp. 3.63%, 03/15/2029(1)	457,229
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.8% - (continued)
	Entertainment - 2.4%
$ 245,000	Banijay Entertainment SAS 8.13%, 05/01/2029(1)	$252,882
475,000	Caesars Entertainment, Inc. 6.00%, 10/15/2032(1)(4)	425,710
550,000	Discovery Global Holdings, Inc. 4.05%, 03/15/2029	535,277
450,000	Jacobs Entertainment, Inc. 6.75%, 02/15/2029(1)	441,000
500,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)(4)	475,879
375,000	Rivers Enterprise Borrower LLC 6.25%, 10/15/2030(1)	381,477
450,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%, 02/01/2033(1)	459,467
465,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 6.25%, 03/15/2033(1)(4)	467,281
		3,438,973
	Environmental Control - 0.7%
450,000	Clean Harbors, Inc. 5.13%, 07/15/2029(1)	446,623
500,000	GFL Environmental, Inc. 4.00%, 08/01/2028(1)	488,648
		935,271
	Food - 0.3%
500,000	U.S. Foods, Inc. 4.75%, 02/15/2029(1)	494,557
	Healthcare - Products - 0.3%
455,000	Teleflex, Inc. 4.25%, 06/01/2028(1)	448,392
	Healthcare - Services - 0.3%
450,000	IQVIA, Inc. 6.25%, 06/01/2032(1)	458,278
	Home Builders - 0.3%
500,000	KB Home 4.00%, 06/15/2031	462,917
	Insurance - 0.3%
450,000	Hanover Insurance Group, Inc. 5.50%, 09/01/2035	450,694
	IT Services - 0.9%
425,000	Amentum Holdings, Inc. 7.25%, 08/01/2032(1)(6)	439,922
450,000	CACI International, Inc. 6.38%, 06/15/2033(1)	460,374
425,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	421,554
		1,321,850
	Leisure Time - 0.6%
450,000	Carnival Corp. 5.13%, 05/01/2029(1)	448,651
325,000	Viking Cruises Ltd. 9.13%, 07/15/2031(1)	342,463
		791,114
	Lodging - 1.5%
405,000	Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/01/2029(1)	411,275
	Las Vegas Sands Corp.
950,000	3.90%, 08/08/2029	916,313
345,000	5.90%, 06/01/2027	348,591
500,000	Wynn Macau Ltd. 5.13%, 12/15/2029(1)	487,879
		2,164,058
	Machinery - Construction & Mining - 0.3%
500,000	BWX Technologies, Inc. 4.13%, 04/15/2029(1)	485,749
	Machinery-Diversified - 0.3%
460,000	Mueller Water Products, Inc. 4.00%, 06/15/2029(1)	445,554
	Media - 0.6%
450,000	Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028	445,325
400,000	Sunrise FinCo I BV 4.88%, 07/15/2031(1)	384,288
		829,613
The accompanying notes are an integral part of these financial statements.

45

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.8% - (continued)
	Mining - 0.8%
$ 755,000	Constellium SE 6.38%, 08/15/2032(1)	$774,234
300,000	Glencore Funding LLC 5.37%, 04/04/2029(1)	305,992
		1,080,226
	Miscellaneous Manufacturing - 0.1%
215,000	Avient Corp. 6.25%, 11/01/2031(1)	218,122
	Oil & Gas - 1.3%
550,000	Aker BP ASA 3.75%, 01/15/2030(1)	530,025
450,000	Permian Resources Operating LLC 5.88%, 07/01/2029(1)	450,365
500,000	Range Resources Corp. 4.75%, 02/15/2030(1)	490,580
410,000	Sunoco LP 7.00%, 05/01/2029(1)	423,387
		1,894,357
	Packaging & Containers - 0.3%
465,000	Graphic Packaging International LLC 3.75%, 02/01/2030(1)(4)	434,312
	Pipelines - 1.3%
425,000	Buckeye Partners LP 6.88%, 07/01/2029(1)	438,816
435,000	Energy Transfer LP 5.70%, 04/01/2035	445,661
	Rockies Express Pipeline LLC
500,000	4.80%, 05/15/2030(1)	487,215
450,000	6.75%, 03/15/2033(1)	469,181
		1,840,873
	Real Estate Investment Trusts - 2.6%
500,000	Brandywine Operating Partnership LP 4.55%, 10/01/2029(4)	465,108
425,000	Iron Mountain, Inc. 6.25%, 01/15/2033(1)	431,582
450,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(1)	457,283
500,000	Piedmont Operating Partnership LP 6.88%, 07/15/2029	524,458
425,000	RHP Hotel Properties LP/RHP Finance Corp. 5.75%, 03/15/2034(1)	422,453
240,000	VICI Properties LP 5.75%, 04/01/2034	243,658
650,000	VICI Properties LP/VICI Note Co., Inc. 3.75%, 02/15/2027(1)	645,301
450,000	XHR LP 6.63%, 05/15/2030(1)	460,442
		3,650,285
	Retail - 1.9%
450,000	Asbury Automotive Group, Inc. 5.00%, 02/15/2032(1)	431,518
375,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	368,694
450,000	LCM Investments Holdings II LLC 4.88%, 05/01/2029(1)(4)	440,572
475,000	Lithia Motors, Inc. 4.38%, 01/15/2031(1)	451,152
425,000	QXO Building Products, Inc. 6.75%, 04/30/2032(1)	433,517
115,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	101,498
500,000	Yum! Brands, Inc. 4.75%, 01/15/2030(1)	495,136
		2,722,087
	Semiconductors - 0.6%
450,000	Entegris, Inc. 3.63%, 05/01/2029(1)	429,200
400,000	Synaptics, Inc. 4.00%, 06/15/2029(1)	380,382
		809,582
	Software - 0.8%
600,000	Open Text Corp. 6.90%, 12/01/2027(1)	613,618
500,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	473,595
		1,087,213
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.8% - (continued)
	Telecommunications - 0.7%
$ 450,000	AT&T, Inc. 4.90%, 11/01/2035	$437,714
500,000	Iliad Holding SAS 8.50%, 04/15/2031(1)	530,454
		968,168
	Total Corporate Bonds (cost $39,275,391)	$39,739,342
MUNICIPAL BONDS - 0.3%
	Medical - 0.3%
	Massachusetts Dev Finance Agency, MA, Rev
285,000	6.38%, 10/01/2028	$286,963
70,000	6.75%, 10/01/2030	71,239
	Total Municipal Bonds (cost $355,000)	$358,202
SENIOR FLOATING RATE INTERESTS - 11.5%(7)
	Aerospace & Defense - 0.2%
210,709	TransDigm, Inc. 6.15%, 02/28/2031, 1 mo. USD Term SOFR + 2.50%	$210,981
	Agriculture - 0.1%
98,752	Golden State Food LLC 7.20%, 12/04/2031, 3 mo. USD Term SOFR + 3.50%	99,104
	Airlines - 0.3%
	American Airlines, Inc.
164,093	5.93%, 04/20/2028, 3 mo. USD Term SOFR + 2.25%	163,044
99,000	6.43%, 05/28/2032, 3 mo. USD Term SOFR + 2.75%	98,484
118,200	JetBlue Airways Corp. 8.44%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	104,805
98,002	VistaJet Malta Finance PLC 7.44%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	97,040
		463,373
	Apparel - 0.2%
232,577	ABG Intermediate Holdings 2 LLC 5.90%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	233,028
	Auto Parts & Equipment - 0.1%
114,425	Clarios Global LP 6.40%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	114,902
	First Brands Group LLC
56,567	5.20%, 06/29/2026, 1 mo. USD Term SOFR + 1.55%(8)	13,293
163,838	10.66%, 06/29/2026, 1 mo. USD Term SOFR + 7.00%(8)	151
142,798	10.78%, 03/30/2027, 1 mo. USD Term SOFR + 7.11%(8)(9)	120
		128,466
	Biotechnology - 0.1%
97,500	Genmab AS 6.70%, 12/13/2032, 3 mo. USD Term SOFR + 3.00%	98,042
	Chemicals - 0.2%
98,750	AAP Buyer, Inc. 6.41%, 09/09/2031, 3 mo. USD Term SOFR + 2.75%	99,038
191,608	Nouryon Finance BV 6.94%, 04/03/2028, 6 mo. USD Term SOFR + 3.25%	190,411
		289,449
	Commercial Services - 1.1%
129,350	Allied Universal Holdco LLC 6.90%, 08/20/2032, 1 mo. USD Term SOFR + 3.25%	129,664
The accompanying notes are an integral part of these financial statements.

46

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.5%(7) - (continued)
	Commercial Services - 1.1% - (continued)
$ 206,865	Belron Finance 2019 LLC 5.66%, 10/16/2031, 3 mo. USD Term SOFR + 2.00%	$207,727
119,400	Citrin Cooperman Advisors LLC 6.70%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	114,923
157,791	First Advantage Holdings LLC 6.45%, 10/31/2031, 3 mo. USD Term SOFR + 2.75%	155,622
192,957	Fugue Finance BV 5.92%, 01/09/2032, 3 mo. USD Term SOFR + 2.25%	192,185
128,057	OMNIA Partners LLC 6.43%, 12/31/2032, 3 mo. USD Term SOFR + 2.75%	128,633
197,094	Ryan LLC 7.15%, 11/05/2032, 1 mo. USD Term SOFR + 3.50%	193,769
197,783	Trans Union LLC 5.40%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	197,648
195,973	WEX, Inc. 5.40%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	195,973
		1,516,144
	Construction Materials - 0.6%
195,523	Emerald Borrower LP 5.92%, 05/31/2030, 3 mo. USD Term SOFR + 2.25%	195,661
109,150	Hobbs & Associates LLC 6.40%, 07/23/2031, 1 mo. USD Term SOFR + 2.75%	108,468
195,508	Quikrete Holdings, Inc. 5.90%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	195,565
146,765	Tamko Building Products LLC 6.43%, 09/20/2030, 3 mo. USD Term SOFR + 2.75%	146,398
295,500	Wilsonart LLC 7.95%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	267,756
		913,848
	Distribution/Wholesale - 0.2%
99,500	Gloves Buyer, Inc. 7.65%, 05/21/2032, 1 mo. USD Term SOFR + 4.00%	99,355
173,703	Windsor Holdings III LLC 6.40%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	172,877
		272,232
	Diversified Financial Services - 0.5%
147,142	Aretec Group, Inc. 6.65%, 08/09/2030, 1 mo. USD Term SOFR + 3.00%	147,409
147,083	Blackhawk Network Holdings, Inc. 7.15%, 03/12/2029, 1 mo. USD Term SOFR + 3.50%	145,482
109,725	CFC Bidco 2022 Ltd. 7.18%, 07/01/2032, 3 mo. USD Term SOFR + 3.50%	105,610
245,622	HighTower Holdings LLC 6.41%, 02/03/2032, 3 mo. USD Term SOFR + 2.75%	245,162
120,000	Osaic Holdings, Inc. 6.20%, 07/30/2032, 3 mo. USD Term SOFR + 2.50%	119,913
		763,576
	Electronics - 0.1%
181,613	LSF12 Crown U.S. Commercial Bidco LLC 6.66%, 12/02/2031, 1 mo. USD Term SOFR + 3.00%	182,597
	Engineering & Construction - 0.2%
104,208	Brown Group Holding LLC 6.16%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	104,718
153,838	Tecta America Corp. 6.40%, 02/18/2032, 1 mo. USD Term SOFR + 2.75%	153,624
		258,342
	Entertainment - 1.2%
197,427	Caesars Entertainment, Inc. 5.90%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	191,340
114,137	EOC Borrower LLC 6.40%, 03/24/2032, 1 mo. USD Term SOFR + 2.75%	114,394
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.5%(7) - (continued)
	Entertainment - 1.2% - (continued)
$ 291,271	Great Canadian Gaming Corp. 8.44%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	$283,171
99,250	Herschend Entertainment Co. LLC 6.15%, 05/27/2032, 1 mo. USD Term SOFR + 2.50%	99,606
622,583	Maverick Gaming LLC 11.18%, 06/05/2028, U.S. (Fed) Prime Rate + 7.50%(10)	342,421
293,005	Ontario Gaming GTA LP 7.95%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	277,403
	RunItOneTime LLC
180,549	4.65%, 10/15/2026, 1 mo. USD Term SOFR + 1.00%(8)(10)	180,765
79,170	16.15%, 10/15/2026, 1 mo. USD Term SOFR + 12.50%(10)	79,075
118,504	TKO Worldwide Holdings LLC 5.66%, 11/21/2031, 3 mo. USD Term SOFR + 2.00%	118,775
		1,686,950
	Environmental Control - 0.1%
185,378	Filtration Group Corp. 6.15%, 10/21/2028, 1 mo. USD Term SOFR + 2.50%	185,577
	Food - 0.2%
99,000	Aspire Bakeries Holdings LLC 6.65%, 12/23/2030, 1 mo. USD Term SOFR + 3.00%	99,310
99,750	Froneri Lux Finco SARL 5.88%, 09/30/2032, 6 mo. USD Term SOFR + 2.25%	98,981
130,000	TreeHouse Foods, Inc. 7.90%, 02/11/2033, 1 mo. USD Term SOFR + 4.25%	130,934
		329,225
	Hand/Machine Tools - 0.1%
93,976	Alliance Laundry Systems LLC 5.91%, 08/19/2031, 3 mo. USD Term SOFR + 2.25%	94,333
	Healthcare - Products - 0.3%
244,247	Bausch & Lomb Corp. 7.40%, 01/15/2031, 1 mo. USD Term SOFR + 3.75%	245,393
98,196	Insulet Corp. 5.65%, 08/01/2031, 1 mo. USD Term SOFR + 2.00%	98,932
28,960	Medline Borrower LP 5.40%, 10/23/2028, 1 mo. USD Term SOFR + 1.75%	29,056
		373,381
	Healthcare - Services - 0.2%
199,000	Aveanna Healthcare LLC 7.40%, 09/17/2032, 1 mo. USD Term SOFR + 3.75%	199,348
98,752	Concentra Health Services, Inc. 5.65%, 07/26/2031, 1 mo. USD Term SOFR + 2.00%	99,165
		298,513
	Holding Companies-Diversified - 0.1%
	GC Ferry Acquisition I, Inc.
26,979	3.50%, 08/16/2032, 3 mo. USD Term SOFR + 3.50%(11)	26,893
157,626	7.20%, 08/16/2032, 3 mo. USD Term SOFR + 3.50%	157,123
		184,016
	Home Furnishings - 0.1%
134,645	Somnigroup International, Inc. 5.90%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	134,982
	Insurance - 1.0%
197,119	Acrisure LLC 6.65%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	193,669
99,501	Alera Group, Inc. 6.40%, 05/30/2032, 1 mo. USD Term SOFR + 2.75%	98,309
The accompanying notes are an integral part of these financial statements.

47

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.5%(7) - (continued)
	Insurance - 1.0% - (continued)
	Asurion LLC
$ 213,657	7.41%, 02/23/2033, 3 mo. USD Term SOFR + 3.75%	$210,008
78,505	9.16%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	78,688
209,319	HUB International Ltd. 5.92%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	209,798
245,023	Sedgwick Claims Management Services, Inc. 6.15%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	243,117
230,443	Truist Insurance Holdings LLC 6.45%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	228,600
189,216	USI, Inc. 5.95%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	189,384
		1,451,573
	Internet - 0.2%
	MH Sub I LLC
116,699	7.90%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	107,257
78,993	7.90%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	61,812
148,179	Newfold Digital Holdings Group, Inc. 7.26%, 04/30/2029, 1 mo. USD Term SOFR + 3.50%	59,009
		228,078
	Investment Company Security - 0.1%
104,213	Nvent Electric PLC 6.66%, 01/30/2032, 1 mo. USD Term SOFR + 3.00%	104,278
	IT Services - 0.6%
158,006	Fortress Intermediate 3, Inc. 6.66%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	157,019
113,850	Kaseya, Inc. 6.91%, 03/22/2032, 3 mo. USD Term SOFR + 3.25%	103,238
99,750	KnowBe4, Inc. 7.41%, 07/23/2032, 3 mo. USD Term SOFR + 3.75%	87,780
200,822	McAfee LLC 6.65%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	176,472
124,524	NCR Atleos LLC 6.69%, 04/16/2029, 3 mo. USD Term SOFR + 3.00%	124,096
195,626	Peraton Corp. 7.51%, 02/01/2028, 3 mo. USD Term SOFR + 3.75%	166,841
		815,446
	Leisure Time - 0.1%
195,385	MajorDrive Holdings IV LLC 7.96%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	185,942
	Machinery-Diversified - 0.1%
207,466	Roper Industrial Products Investment Co. LLC 6.20%, 11/22/2029, 3 mo. USD Term SOFR + 2.50%	208,001
	Media - 0.2%
197,015	Century De Buyer LLC 6.66%, 10/30/2030, 3 mo. USD Term SOFR + 3.00%	193,628
100,000	Versant Media Group, Inc. 7.20%, 01/30/2031, 3 mo. USD Term SOFR + 3.50%	100,100
		293,728
	Mining - 0.1%
114,502	Arsenal AIC Parent LLC 6.40%, 08/19/2030, 1 mo. USD Term SOFR + 2.75%	114,788
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.5%(7) - (continued)
	Packaging & Containers - 0.5%
$ 279,271	Berlin Packaging LLC 6.94%, 06/07/2031, 3 mo. USD Term SOFR + 3.25%	$274,803
165,144	Clydesdale Acquisition Holdings, Inc. 6.83%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	157,167
149,625	Owens-Illinois, Inc. 6.65%, 09/30/2032, 1 mo. USD Term SOFR + 3.00%	147,381
127,413	SupplyOne, Inc. 7.15%, 04/21/2031, 1 mo. USD Term SOFR + 3.50%	127,749
		707,100
	Pharmaceuticals - 0.1%
98,500	Endo Luxembourg Finance Co. I SARL 7.40%, 04/23/2031, 1 mo. USD Term SOFR + 3.75%	97,343
	Pipelines - 0.6%
204,724	Brazos Delaware II LLC 6.15%, 02/11/2030, 1 mo. USD Term SOFR + 2.50%	205,351
210,123	Oryx Midstream Services Permian Basin LLC 5.90%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	210,663
172,812	Rockpoint Gas Storage Partners LP 6.20%, 09/18/2031, 3 mo. USD Term SOFR + 2.50%	173,004
194,587	Traverse Midstream Partners LLC 6.16%, 02/16/2028, 3 mo. USD Term SOFR + 2.50%	194,684
109,725	WhiteWater Matterhorn Holdings LLC 5.45%, 06/16/2032, 3 mo. USD Term SOFR + 1.75%	109,411
		893,113
	Retail - 0.6%
140,472	1011778 BC Unlimited Liability Co. 5.40%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	140,515
128,700	Flynn Restaurant Group LP 7.40%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	127,869
146,359	Great Outdoors Group LLC 6.90%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	147,127
271,149	LBM Acquisition LLC 7.50%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	225,596
100,000	Petco Health & Wellness Co., Inc. 7.95%, 02/03/2031, 3 mo. USD Term SOFR + 4.25%	99,225
143,187	White Cap Buyer LLC 6.92%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	142,280
		882,612
	Software - 0.9%
146,743	Athenahealth Group, Inc. 6.40%, 02/15/2029, 1 mo. USD Term SOFR + 2.75%	146,088
99,500	BCPE Pequod Buyer, Inc. 6.40%, 11/25/2031, 1 mo. USD Term SOFR + 2.75%	98,381
168,300	Boxer Parent Co., Inc. 6.67%, 07/30/2031, 3 mo. USD Term SOFR + 3.00%	155,467
267,321	Cast & Crew Payroll LLC 7.41%, 12/29/2028, 3 mo. USD Term SOFR + 3.75%	116,453
175,000	Dayforce, Inc. 6.66%, 02/04/2033, 3 mo. USD Term SOFR + 3.00%	164,894
244,275	EP Purchaser LLC 7.29%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	171,400
98,500	Epicor Software Corp. 6.15%, 05/30/2031, 1 mo. USD Term SOFR + 2.50%	97,085
144,074	Open Text Corp. 5.40%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	140,112
191,121	Rocket Software, Inc. 7.40%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	182,027
		1,271,907
The accompanying notes are an integral part of these financial statements.

48

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.5%(7) - (continued)
	Telecommunications - 0.1%
$ 195,892	Zacapa SARL 7.45%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	$196,382
	Transportation - 0.1%
184,107	Third Coast Infrastructure LLC 6.90%, 09/25/2030, 1 mo. USD Term SOFR + 3.25%	184,645
	Total Senior Floating Rate Interests (cost $17,384,613)	$16,351,095
U.S. GOVERNMENT AGENCIES - 12.9%
	Mortgage-Backed Agencies - 12.9%
	Federal Home Loan Mortgage Corp. - 5.4%
94,000	6.50%, 02/25/2045, 30 day USD SOFR Average + 2.85%(1)(2)	$94,280
1,000,000	7.00%, 09/25/2041, 30 day USD SOFR Average + 3.35%(1)(2)	1,007,103
1,200,000	8.90%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	1,242,247
1,010,000	9.00%, 08/25/2042, 30 day USD SOFR Average + 5.35%(1)(2)	1,060,500
1,000,000	9.30%, 04/25/2042, 30 day USD SOFR Average + 5.65%(1)(2)	1,041,072
977,000	11.25%, 04/25/2043, 30 day USD SOFR Average + 7.60%(1)(2)	1,076,909
1,000,000	11.45%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	1,033,901
1,000,000	11.80%, 03/25/2043, 30 day USD SOFR Average + 8.15%(1)(2)	1,108,130
		7,664,142
	Government National Mortgage Association - 7.5%
2,886,346	5.50%, 10/20/2054	2,911,472
2,775,432	5.50%, 01/20/2055	2,799,520
3,830,878	5.50%, 05/20/2055	3,865,087
1,159,379	5.50%, 11/20/2055	1,168,642
		10,744,721
	Total U.S. Government Agencies (cost $18,568,693)	$18,408,863
COMMON STOCKS - 0.1%
	Energy - 0.1%
190,736	Ascent Resources Marcellus Holdings LLC Class A*(12)	$114,441
	Materials - 0.0%
3,079	Utex Industries*(12)	85,187
	Total Common Stocks (cost $693,343)	$199,628
WARRANTS - 0.0%
	Semiconductors & Semiconductor Equipment - 0.0%
2,750	Maxeon Solar Technologies Ltd. Expires 01/15/2028*(10)(12)	$—
	Total Warrants (cost $—)	$—
	Total Long-Term Investments (cost $143,567,951)	$140,964,455
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.2%
	Securities Lending Collateral - 1.2%
1,737,803	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(13)		$1,737,803
	Total Short-Term Investments (cost $1,737,803)		$1,737,803
	Total Investments (cost $145,305,754)	100.0%	$142,702,258
	Other Assets and Liabilities	0.0%	57,576
	Net Assets	100.0%	$142,759,834
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$105,668,779, representing 74.0% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security disclosed is interest-only strips.
(4)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(5)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the aggregate value of this security was $452,270, representing 0.3% of net assets.

(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
The accompanying notes are an integral part of these financial statements.

49

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

(7)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2026.

(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	Investment valued using significant unobservable inputs.
(11)
This security, or a portion of this security, has unfunded loan commitments. As of
April 30, 2026, the aggregate value of the unfunded commitment was $26,893, which represents to 0.0% of total net assets.

(12)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $199,628 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2018	Ascent Resources Marcellus Holdings LLC Class A	190,736	$600,819	$114,441
06/2024	Maxeon Solar Technologies Ltd. Expires 01/15/2028 Warrants	2,750	—	—
12/2020	Utex Industries	3,079	92,524	85,187
			$693,343	$199,628

(13)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	195	06/30/2026	$40,389,375	$(304,931)
Short position contracts:
U.S. Treasury 5-Year Note Future	(121)	06/30/2026	$(13,048,149)	$216,792
U.S. Treasury 10-Year Ultra Future	(29)	06/18/2026	(3,272,922)	48,865
U.S. Treasury Long Bond Future	(11)	06/18/2026	(1,241,281)	52,062
Total				$317,719
Total futures contracts				$12,788
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

50

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$65,907,325	$—	$65,907,325	$—
Corporate Bonds	39,739,342	—	39,739,342	—
Municipal Bonds	358,202	—	358,202	—
Senior Floating Rate Interests	16,351,095	—	15,748,834	602,261
U.S. Government Agencies	18,408,863	—	18,408,863	—
Common Stocks	199,628	—	199,628	—
Warrants	—	—	—	—
Short-Term Investments	1,737,803	1,737,803	—	—
Futures Contracts(2)	317,719	317,719	—	—
Total	$143,019,977	$2,055,522	$140,362,194	$602,261
Liabilities
Futures Contracts(2)	$(304,931)	$(304,931)	$—	$—
Total	$(304,931)	$(304,931)	$—	$—

(1)	For the six-month period ended April 30, 2026, investments valued at $342,420 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

51

The Hartford Municipal Opportunities Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.3%
	Commercial Mortgage-Backed Securities - 0.3%
	FRETE Trust
$ 2,663,305	Series 2026-ML33, 4.64%, 10/25/2040(1)	$2,723,256
2,859,286	Series 2026-ML34, 4.77%, 12/25/2042(1)	2,940,993
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $5,811,978)	$5,664,249
MUNICIPAL BONDS - 96.3%
	Alabama - 8.4%
1,250,000	Alabama Federal Aid Highway Finance Auth, AL, Rev 5.00%, 09/01/2034	$1,288,196
7,655,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 6.00%, 04/01/2055	8,362,627
	Black Belt Energy Gas Dist, AL, Rev
2,955,000	4.00%, 10/01/2052(1)	2,968,990
5,715,000	5.00%, 07/01/2033	6,002,726
4,655,000	5.00%, 10/01/2033(2)	4,963,615
3,970,000	5.00%, 12/01/2034	4,272,543
14,795,000	5.00%, 10/01/2035	15,538,481
4,200,000	5.00%, 10/01/2055(1)	4,396,591
3,460,000	5.00%, 12/01/2055(1)	3,667,169
7,385,000	5.25%, 02/01/2053(1)	7,737,356
1,630,000	5.25%, 12/01/2053(1)	1,751,339
7,000,000	5.50%, 06/01/2049(1)	7,347,678
1,415,000	City of Birmingham Regional Water Works, AL, Rev 5.00%, 01/01/2029	1,437,176
5,665,000	Energy Southeast A Cooperative Dist, AL, Rev 5.50%, 11/01/2053(1)	6,084,510
3,000,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2042	3,058,961
	Lower Alabama Gas Dist, AL, Rev
3,000,000	5.00%, 09/01/2028	3,093,082
4,000,000	5.00%, 09/01/2031	4,206,810
1,265,000	5.00%, 09/01/2046	1,297,523
11,500,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 08/01/2054(1)	12,247,823
	Southeast Energy Auth A Cooperative Dist, AL, Rev
36,000,000	5.00%, 10/01/2030	38,473,157
3,235,000	5.00%, 09/01/2035	3,483,508
7,060,000	5.00%, 11/01/2035	7,492,285
1,415,000	5.00%, 01/01/2054(1)	1,492,247
10,000,000	5.00%, 05/01/2055(1)	10,640,706
9,625,000	5.25%, 03/01/2055(1)	9,957,228
2,165,000	5.50%, 01/01/2053(1)	2,301,652
1,000,000	State of Alabama Docks Department, AL, Rev, (AG) 5.00%, 10/01/2032	1,018,545
		174,582,524
	Alaska - 1.0%
	CIVICVentures, AK, Rev
3,370,000	5.00%, 09/01/2036	3,693,260
5,315,000	5.00%, 09/01/2037	5,782,793
2,135,000	5.00%, 09/01/2038	2,315,899
	Northern Tobacco Securitization Corp., AK, Rev
1,385,000	4.00%, 06/01/2036	1,405,343
2,255,000	4.00%, 06/01/2038	2,268,694
	State of Alaska International Airports System, AK, Rev
2,245,000	5.00%, 10/01/2032	2,520,056
3,000,000	5.00%, 10/01/2035	3,372,049
		21,358,094
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.3% - (continued)
	Arizona - 0.4%
	Maricopa County Industrial Dev Auth, AZ, Rev
$ 1,965,000	4.00%, 10/15/2047(3)	$1,696,482
3,000,000	5.00%, 01/01/2038(2)	3,363,054
2,940,000	Tempe Industrial Dev Auth, AZ, Rev 3.50%, 12/01/2030	2,921,522
		7,981,058
	California - 7.2%
7,960,000	Bay Area Toll Auth, CA, Rev 3.39%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(1)	7,929,991
	California Community Choice Financing Auth, CA, Rev
11,030,000	5.00%, 11/01/2033	11,928,538
10,000,000	5.00%, 12/01/2035	10,872,604
2,000,000	5.00%, 05/01/2054(1)	2,115,213
6,210,000	5.00%, 12/01/2055(1)	6,507,076
10,555,000	5.00%, 01/01/2056(1)	11,217,988
12,000,000	5.00%, 10/01/2056(1)	12,858,641
2,000,000	5.25%, 11/01/2054(1)	2,117,729
13,375,000	5.50%, 05/01/2054(1)	13,980,996
1,250,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2035	1,301,984
	California Health Facs Financing Auth, CA, Rev
1,000,000	5.00%, 02/01/2029	1,018,606
3,335,000	5.00%, 12/01/2032	3,657,670
	California Municipal Finance Auth, CA, Rev
3,000,000	5.00%, 12/31/2027	3,068,249
775,000	(BAM) 5.00%, 05/15/2028	808,764
800,000	(BAM) 5.00%, 05/15/2031	874,144
960,000	5.00%, 11/01/2035(3)	1,015,142
965,000	5.00%, 01/01/2041(2)(3)	966,983
1,000,000	5.13%, 11/01/2040(3)	1,047,746
1,000,000	5.50%, 09/01/2056	1,074,124
700,000	City of Fontana, CA, Special Tax 4.00%, 09/01/2051	614,987
	City of Los Angeles Department of Airports, CA, Rev
6,570,000	3.00%, 05/15/2039	5,804,139
7,000,000	5.00%, 05/15/2039	7,635,575
1,000,000	5.25%, 05/15/2039	1,096,999
1,750,000	5.25%, 05/15/2040	1,954,795
2,600,000	Fresno Unified School Dist, CA, GO 0.00%, 08/01/2031(4)	2,131,346
47,955,000	Golden State Tobacco Securitization Corp., CA, Rev 0.00%, 06/01/2066(4)	4,716,945
5,225,000	Long Beach Bond Finance Auth, CA, Rev 4.07%, 11/15/2027, 3 mo. USD Term SOFR + 1.45%(1)	5,278,242
1,000,000	Los Angeles Department of Water & Power, CA, Rev, (BAM) 5.25%, 07/01/2044	1,087,712
	Orange County Community Facs Dist, CA, Special Tax
980,000	5.00%, 08/15/2034	981,182
1,000,000	5.00%, 08/15/2036	1,003,674
2,500,000	5.00%, 08/15/2041	2,505,522
	River Islands Public Financing Auth, CA, Special Tax,
1,000,000	(AG) 0.00%, 09/01/2053(4)	250,432
1,250,000	(AG) 0.00%, 09/01/2054(4)	295,679
The accompanying notes are an integral part of these financial statements.

52

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.3% - (continued)
	California - 7.2% - (continued)
$ 2,000,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2048	$2,015,645
	San Bernardino Community College Dist, CA, GO
1,000,000	0.00%, 08/01/2045(4)	391,691
1,885,000	0.00%, 08/01/2046(4)	688,298
1,895,000	San Diego County Regional Airport Auth, CA, Rev 5.25%, 07/01/2036	2,119,195
15,000	San Diego Redev Agency Successor Agency, CA, Rev 5.25%, 09/01/2026	15,024
2,065,000	Santa Margarita Water Dist, CA, Special Tax 5.00%, 09/01/2028	2,068,268
1,500,000	Stockton Redev Agency Successor Agency, CA, Tax Allocation, (AG) 5.00%, 09/01/2029	1,511,952
	University of California, CA, Rev
4,895,000	5.00%, 11/15/2039	5,776,290
1,840,000	5.25%, 05/15/2040	2,228,556
2,920,000	5.50%, 05/15/2040	3,438,920
		149,973,256
	Colorado - 2.9%
1,655,000	Arapahoe County School Dist No. 6 Littleton, CO, GO, (ST AID WITHHLDG) 5.50%, 12/01/2034	1,763,681
	Baseline Metropolitan Dist No. 1, CO, GO,
475,000	(AG) 5.00%, 12/01/2027	491,359
575,000	(AG) 5.00%, 12/01/2028	606,809
625,000	(AG) 5.00%, 12/01/2029	671,054
	City & County of Denver Airport System, CO, Rev
7,985,000	5.00%, 12/01/2032	8,339,223
1,000,000	5.00%, 12/01/2034	1,109,941
750,000	5.00%, 11/15/2042	806,352
2,475,000	5.75%, 11/15/2039	2,772,083
	Colorado Health Facs Auth, CO, Rev
1,320,000	4.00%, 12/01/2040	1,287,402
1,120,000	5.00%, 12/01/2031	1,202,584
1,175,000	5.00%, 12/01/2032	1,271,686
945,000	5.00%, 12/01/2033	1,027,484
6,500,000	5.00%, 09/01/2035	7,255,649
3,760,000	5.00%, 05/15/2037	4,102,217
500,000	5.00%, 11/15/2059(1)	548,383
1,000,000	5.25%, 11/01/2039	1,086,033
3,030,000	Colorado Housing & Finance Auth, CO, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 11/01/2055(2)	3,436,075
1,140,000	Denver City & County Housing Auth, CO, Rev 5.00%, 06/01/2029	1,188,154
1,500,000	Denver City & County School Dist No. 1, CO, GO, (ST AID WITHHLDG) 5.00%, 12/01/2027	1,558,436
1,470,000	Denver Convention Center Hotel Auth, CO, Rev 5.00%, 12/01/2031	1,480,412
2,000,000	E-470 Public Highway Auth, CO, Rev 3.18%, 09/01/2039, 1 mo. USD SOFR + 0.75%(1)	1,998,361
1,195,000	Park Creek Metropolitan Dist, CO, Rev 5.00%, 12/01/2033	1,243,908
1,000,000	Park Creek Metropolitan Dist, CO, Tax Allocation, (AG) 5.00%, 12/01/2032	1,118,326
1,035,000	Regional Transportation Dist, CO, Rev 5.00%, 07/15/2031	1,106,049
5,690,000	Southern Ute Indian Tribe of the Southern Ute Reservation, CO, GO 5.00%, 04/01/2035(3)	6,141,210
	University of Colorado Hospital Auth, CO, Rev
210,000	5.00%, 11/15/2026	212,709
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.3% - (continued)
	Colorado - 2.9% - (continued)
$ 300,000	5.00%, 11/15/2027	$310,863
200,000	5.00%, 11/15/2028	211,336
1,785,000	5.00%, 11/15/2029	1,921,923
2,500,000	5.00%, 11/15/2031	2,774,830
	Vauxmont Metropolitan Dist, CO, GO,
50,000	(AG) 5.00%, 12/15/2026	50,605
225,000	(AG) 5.00%, 12/15/2030	229,712
160,000	(AG) 5.00%, 12/15/2032	163,333
		59,488,182
	Connecticut - 0.8%
1,055,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 05/15/2047	1,058,387
	Connecticut State Health & Educational Facs Auth, CT, Rev
2,665,000	2.95%, 07/01/2049(1)	2,673,773
1,500,000	5.00%, 07/01/2035	1,688,818
1,250,000	5.00%, 07/01/2036	1,403,926
1,500,000	5.00%, 07/01/2037	1,674,581
5,000,000	Stamford Housing Auth, CT, Rev 4.25%, 10/01/2030	5,047,704
3,980,000	State of Connecticut, CT, GO 5.00%, 10/15/2031	4,018,661
		17,565,850
	District of Columbia - 0.4%
20,975,000	Dist of Columbia Tobacco Settlement Financing Corp., DC, Rev 0.00%, 06/15/2046(4)	4,984,866
	Dist of Columbia, DC, Rev
735,000	5.00%, 07/01/2032	741,628
270,000	5.00%, 07/01/2037	271,214
3,000,000	Metropolitan Washington Airports Auth, Aviation, DC, Rev 5.00%, 10/01/2033	3,211,903
		9,209,611
	Florida - 4.4%
1,390,000	Alachua County Health Facs Auth, FL, Rev 3.63%, 10/01/2030	1,391,095
	Capital Projects Finance Auth, FL, Rev
1,315,000	5.00%, 10/01/2027	1,341,873
1,000,000	5.00%, 10/01/2028	1,034,406
750,000	Capital Trust Auth, FL, Rev 5.38%, 07/01/2065(3)	717,299
1,430,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2048	1,395,460
	City of Jacksonville, FL, Rev
1,000,000	5.00%, 10/01/2036	1,118,812
1,345,000	5.00%, 10/01/2037	1,498,084
1,000,000	5.00%, 10/01/2038	1,110,315
	City of Port St. Lucie, FL, Special Assessment
3,000,000	4.00%, 07/01/2028	3,005,261
3,000,000	4.00%, 07/01/2029	3,004,515
	City of Tampa, FL, Rev
1,000,000	0.00%, 09/01/2036(4)	659,546
1,000,000	0.00%, 09/01/2038(4)	593,502
1,090,000	County of Hillsborough Solid Waste & Resource Recovery, FL, Rev 5.25%, 09/01/2054	1,124,554
1,800,000	County of Lee Airport, FL, Rev 5.00%, 10/01/2056(1)	1,934,735
2,195,000	County of Miami-Dade Seaport Department, FL, Rev 5.00%, 10/01/2038	2,329,022
	County of Osceola Transportation, FL, Rev
1,330,000	0.00%, 10/01/2031(4)	1,076,113
The accompanying notes are an integral part of these financial statements.

53

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.3% - (continued)
	Florida - 4.4% - (continued)
$ 1,000,000	0.00%, 10/01/2032(4)	$774,579
2,065,000	Escambia County Health Facs Auth, FL, Rev 4.00%, 08/15/2045	1,830,227
7,810,000	Florida Housing Finance Corp., FL, Rev, (FHLMC), (FNMA), (GNMA) 6.25%, 07/01/2056	8,650,100
	Florida Local Government Finance Commission, FL, Rev
4,745,000	4.20%, 11/15/2030(3)	4,760,682
665,000	6.63%, 11/15/2045(3)	710,089
	Greater Orlando Aviation Auth, FL, Rev
4,000,000	5.00%, 10/01/2032	4,233,341
3,700,000	5.00%, 10/01/2035	4,117,451
4,000,000	5.25%, 11/01/2034	4,237,737
845,000	5.25%, 11/01/2035	891,898
705,000	Lee County Industrial Dev Auth, FL, Rev 4.13%, 11/15/2029	705,707
50,000	Magnolia Creek Community Dev Dist, FL, Special Assessment 5.90%, 05/01/2039(5)	45,754
1,000,000	Manatee County School Dist, FL, Rev, (AG) 5.00%, 10/01/2030	1,015,511
200,000	Middleton Community Dev Dist A, FL, Special Assessment 4.55%, 05/01/2044	197,070
1,000,000	Orange County Health Facs Auth, FL, Rev 5.00%, 10/01/2041	1,089,731
8,075,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	7,571,755
	Palm Beach County Health Facs Auth, FL, Rev
585,000	5.13%, 05/15/2046	587,594
1,335,000	5.63%, 05/15/2061	1,341,796
	Polk County Industrial Dev Auth, FL, Rev
1,750,000	5.00%, 01/01/2039	1,763,522
4,850,000	5.00%, 01/01/2055	4,571,263
1,000,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2050	780,727
1,300,000	USF Financing Corp., FL, Rev 5.00%, 07/01/2035	1,479,243
825,000	Village Community Dev Dist No. 13, FL, Special Assessment 2.55%, 05/01/2031	785,929
7,685,000	Village Community Dev Dist No. 14, FL, Special Assessment 4.75%, 05/01/2032	7,941,262
	Village Community Dev Dist No. 15, FL, Special Assessment
750,000	4.00%, 05/01/2034(3)	753,852
1,995,000	4.80%, 05/01/2055(3)	1,889,906
975,000	5.25%, 05/01/2054(3)	969,282
5,500,000	Village Community Dev Dist No. 16, FL, Special Assessment 5.13%, 05/01/2056	5,442,158
		92,472,758
	Georgia - 3.5%
4,220,000	Bartow County Dev Auth, GA, Rev 3.95%, 12/01/2032(1)	4,281,989
	City of Atlanta Department of Aviation, GA, Rev
4,000,000	5.00%, 07/01/2034	4,456,490
3,000,000	5.00%, 07/01/2035	3,346,627
	Cobb-Marietta Coliseum & Exhibit Hall Auth, GA, Rev
1,200,000	5.00%, 10/01/2039	1,345,840
1,750,000	5.25%, 10/01/2041	1,982,485
	Dev Auth for Fulton County, GA, Rev
420,000	5.00%, 06/01/2036	475,899
500,000	5.00%, 06/01/2037	563,439
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.3% - (continued)
	Georgia - 3.5% - (continued)
$ 275,000	5.00%, 06/01/2039	$306,196
3,645,000	Dev Auth of Monroe County, GA, Rev 1.00%, 07/01/2049(1)	3,619,086
	Georgia Housing & Finance Auth, GA, Rev,
350,000	(FHLMC), (FNMA), (GNMA) 5.00%, 12/01/2031	387,235
385,000	(FHLMC), (FNMA), (GNMA) 5.00%, 06/01/2033	427,042
990,000	5.00%, 12/01/2042	1,057,013
	Main Street Natural Gas, Inc., GA, Rev
5,915,000	4.00%, 05/01/2052(1)	5,998,900
4,165,000	5.00%, 05/15/2032	4,317,445
7,455,000	5.00%, 07/01/2053(1)	7,881,326
2,210,000	5.00%, 09/01/2053(1)	2,340,226
6,135,000	5.00%, 12/01/2053(1)	6,543,699
635,000	5.00%, 04/01/2054(1)	675,593
6,870,000	5.00%, 05/01/2054(1)	7,359,034
6,120,000	5.00%, 12/01/2054(1)	6,540,520
3,335,000	5.00%, 06/01/2055(1)	3,583,239
	Municipal Electric Auth of Georgia, GA, Rev
1,100,000	4.00%, 01/01/2051	965,226
3,130,000	5.00%, 07/01/2052	3,182,804
	Savannah Georgia Convention Center Auth, GA, Rev,
225,000	(AG) 5.00%, 06/01/2036	251,613
225,000	(AG) 5.00%, 06/01/2037	249,977
250,000	(AG) 5.00%, 06/01/2038	276,098
275,000	(AG) 5.00%, 06/01/2039	301,959
940,000	5.25%, 06/01/2061	931,922
		73,648,922
	Guam - 0.2%
	Government of Guam Business Privilege Tax Refunding Bonds, GU, Rev
1,900,000	5.00%, 01/01/2030	2,006,933
1,180,000	5.00%, 01/01/2031	1,259,901
		3,266,834
	Hawaii - 0.1%
1,260,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2031	1,352,609
	Idaho - 0.3%
5,165,000	Idaho Housing & Finance Association, ID, Rev, (FHLMC), (FNMA), (GNMA) 5.75%, 01/01/2053	5,594,950
	Illinois - 10.4%
765,000	Champaign County Community Unit School Dist No. 4 Champaign, IL, GO 0.00%, 01/01/2027(4)	746,686
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
1,000,000	5.00%, 04/01/2046	976,740
1,000,000	5.25%, 04/01/2035	1,087,918
2,120,000	5.25%, 04/01/2036	2,293,178
715,000	6.00%, 04/01/2046	722,965
	Chicago Board of Education, IL, GO
1,000,000	4.00%, 12/01/2047	802,971
8,250,000	5.00%, 12/01/2031	8,469,177
2,440,000	5.00%, 12/01/2032	2,498,039
3,000,000	5.00%, 12/01/2033	3,096,259
3,500,000	5.00%, 12/01/2034	3,507,277
3,760,000	5.00%, 12/01/2046	3,462,453
3,625,000	5.25%, 12/01/2036	3,751,321
1,250,000	5.50%, 12/01/2037	1,312,132
The accompanying notes are an integral part of these financial statements.

54

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.3% - (continued)
	Illinois - 10.4% - (continued)
$ 3,125,000	5.50%, 12/01/2038	$3,264,115
4,990,000	5.75%, 12/01/2050	4,950,967
10,865,000	6.00%, 12/01/2037	11,977,636
3,000,000	Chicago Midway International Airport, IL, Rev, (BAM) 5.00%, 01/01/2035	3,334,553
	Chicago O'Hare International Airport, IL, Rev,
2,635,000	(BAM) 5.00%, 01/01/2035	2,905,508
2,000,000	(BAM) 5.00%, 01/01/2036	2,187,006
	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev
1,000,000	4.00%, 12/01/2050	858,495
1,250,000	4.00%, 12/01/2055	1,042,213
1,065,000	5.00%, 12/01/2041	1,166,120
2,000,000	5.00%, 12/01/2049	2,045,940
	City of Chicago Wastewater Transmission, IL, Rev,
1,000,000	(BAM) 5.00%, 01/01/2038	1,089,869
1,000,000	(BAM) 5.00%, 01/01/2039	1,085,001
1,000,000	(BAM) 5.00%, 01/01/2040	1,084,854
	City of Chicago Waterworks, IL, Rev
1,000,000	5.00%, 11/01/2027	1,011,065
1,150,000	(AG) 5.00%, 11/01/2036	1,249,337
	County of Cook, IL, GO
1,000,000	5.00%, 11/15/2026	1,011,557
4,300,000	5.00%, 11/15/2027	4,351,721
	Illinois Finance Auth, IL, Rev
1,565,000	3.65%, 05/01/2031	1,559,247
700,000	5.00%, 10/01/2028	705,151
1,000,000	5.00%, 11/15/2028	1,003,649
2,135,000	5.00%, 11/15/2034	2,142,847
1,045,000	5.00%, 08/15/2035	1,114,526
8,875,000	5.00%, 11/15/2035	9,979,227
	Illinois Housing Dev Auth, IL, Rev,
2,050,000	(FHLMC), (FNMA), (GNMA) 4.00%, 08/01/2048	2,060,001
4,810,000	(FHLMC), (FNMA), (GNMA) 5.25%, 10/01/2052	5,037,222
3,645,000	(FHLMC), (FNMA), (GNMA) 5.50%, 10/01/2053	3,924,845
1,335,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	1,426,918
5,880,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2055	6,507,321
	Kane McHenry Cook & De Kalb Counties Unit School Dist No. 300, IL, GO
1,875,000	5.00%, 01/01/2027	1,877,372
2,000,000	5.00%, 01/01/2029	2,053,219
	Metropolitan Pier & Exposition Auth, IL, Rev,
2,000,000	(AG) 0.00%, 06/15/2027(4)	1,934,224
3,895,000	0.00%, 12/15/2042(6)	3,023,299
600,000	Regional Transportation Auth, IL, Rev 5.00%, 06/01/2035	600,680
	Rock Island County School Dist No. 41 Rock Island, IL, GO,
1,000,000	(AG) 5.00%, 01/01/2036	1,104,515
1,000,000	(AG) 5.00%, 01/01/2038	1,100,389
	Sales Tax Securitization Corp., IL, Rev
2,210,000	5.00%, 01/01/2029	2,327,109
4,545,000	5.00%, 01/01/2030	4,856,981
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.3% - (continued)
	Illinois - 10.4% - (continued)
$ 2,000,000	5.00%, 01/01/2035	$2,226,822
3,400,000	5.00%, 01/01/2036	3,664,455
1,520,000	5.00%, 01/01/2037	1,588,092
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
835,000	(AG) 5.00%, 01/01/2035	927,213
535,000	(AG) 5.00%, 01/01/2036	589,307
15,000,000	State of Illinois Sales Tax, IL, Rev 5.00%, 06/15/2026	15,034,146
	State of Illinois, IL, GO
6,540,000	5.00%, 11/01/2026	6,609,475
1,250,000	5.00%, 02/01/2027	1,269,606
5,000,000	5.00%, 10/01/2027	5,147,852
2,715,000	5.00%, 11/01/2028	2,798,960
13,000,000	5.00%, 09/01/2040	13,956,507
1,000,000	5.00%, 05/01/2041	1,066,489
11,405,000	5.00%, 12/01/2042	12,018,992
2,930,000	5.25%, 04/01/2043	3,178,659
9,615,000	5.25%, 04/01/2044	10,340,583
625,000	5.25%, 05/01/2049	641,980
3,780,000	5.50%, 03/01/2042	4,056,778
		216,797,731
	Indiana - 1.1%
1,835,792	City of Evansville, IN, Rev, (FNMA) 3.00%, 06/01/2034	1,727,538
12,815,000	City of Whiting, IN, Rev 4.40%, 11/01/2045(1)	13,370,788
500,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA) 3.25%, 07/01/2049	497,503
	Indiana Municipal Power Agency, IN, Rev
870,000	5.00%, 01/01/2033	897,403
1,150,000	(AG) 5.00%, 01/01/2035	1,310,986
1,630,000	(AG) 5.00%, 01/01/2036	1,852,071
	Indiana Secondary Market for Education Loans, Inc., IN, Rev
800,000	5.00%, 06/01/2028	821,105
1,040,000	5.00%, 06/01/2030	1,085,720
1,000,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2031	1,002,980
		22,566,094
	Iowa - 0.3%
	Iowa Finance Auth, IA, Rev,
650,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2044	685,935
600,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2049	613,805
	Iowa Student Loan Liquidity Corp., IA, Rev
1,160,000	5.00%, 12/01/2027	1,193,325
1,230,000	5.00%, 12/01/2030	1,305,809
1,670,000	5.00%, 12/01/2033	1,780,682
		5,579,556
	Kansas - 0.1%
1,390,000	Wyandotte County-Kansas City, Unified Government Utility System, KS, Rev 5.00%, 09/01/2028	1,392,159
	Kentucky - 0.9%
4,750,000	County of Trimble, KY, Rev 1.30%, 09/01/2044(1)	4,600,576
1,380,000	Kentucky Economic Dev Finance Auth, KY, Rev, (AG) 5.00%, 12/01/2047	1,379,985
The accompanying notes are an integral part of these financial statements.

55

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.3% - (continued)
	Kentucky - 0.9% - (continued)
$ 3,750,000	Kentucky Public Energy Auth, KY, Rev 5.25%, 04/01/2054(1)	$4,000,121
	Kentucky State Property & Building Commission, KY, Rev
2,250,000	5.00%, 04/01/2027	2,296,589
1,500,000	5.00%, 04/01/2028	1,565,955
1,000,000	5.00%, 11/01/2037	1,123,578
1,475,000	5.00%, 11/01/2039	1,634,923
1,500,000	5.00%, 11/01/2040	1,651,410
		18,253,137
	Louisiana - 1.3%
1,000,000	City of Shreveport Water & Sewer, LA, Rev, (AG) 5.00%, 12/01/2040	1,100,734
1,965,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	1,868,370
650,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	654,311
	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev
975,000	5.75%, 11/15/2030	978,229
1,155,000	6.00%, 11/15/2030	1,159,055
1,750,000	6.00%, 11/15/2035	1,753,954
	Louisiana Public Facs Auth, LA, Rev
1,440,000	5.00%, 05/15/2030	1,544,348
1,100,000	(AG) 5.00%, 08/01/2035	1,242,820
2,150,000	(AG) 5.00%, 08/01/2036	2,411,463
1,105,000	(AG) 5.00%, 07/01/2037	1,234,663
850,000	(AG) 5.00%, 07/01/2038	942,654
	New Orleans Aviation Board, LA, Rev
275,000	5.00%, 01/01/2032	302,861
300,000	5.00%, 01/01/2033	333,844
4,000,000	Parish of St. James, LA, Rev 3.70%, 08/01/2041(1)	4,035,980
	Parish of St. John the Baptist, LA, Rev
3,740,000	2.38%, 06/01/2037(1)	3,736,266
4,340,000	3.30%, 06/01/2037(1)	4,366,736
		27,666,288
	Maine - 0.0%
620,000	Maine State Housing Auth, ME, Rev 4.00%, 11/15/2050	623,543
	Maryland - 0.6%
245,000	County of Howard, MD, Tax Allocation 4.00%, 02/15/2028(3)	245,010
	Maryland Health & Higher Educational Facs Auth, MD, Rev
1,775,000	5.00%, 07/01/2049	1,813,789
4,000,000	5.00%, 08/15/2056(1)	4,383,128
1,400,000	5.25%, 07/01/2042	1,500,488
1,000,000	5.25%, 07/01/2043	1,064,595
	Maryland Stadium Auth, MD, Rev
2,710,000	5.00%, 06/01/2040	2,984,672
1,250,000	5.00%, 06/01/2041	1,369,636
		13,361,318
	Massachusetts - 1.3%
	Commonwealth of Massachusetts, MA, GO
1,000,000	5.00%, 06/01/2039	1,127,914
1,000,000	5.00%, 06/01/2040	1,121,998
	Massachusetts Dev Finance Agency, MA, Rev
635,000	4.00%, 10/01/2026(3)	634,875
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.3% - (continued)
	Massachusetts - 1.3% - (continued)
$ 1,720,000	5.00%, 07/01/2028	$1,724,212
5,330,000	5.00%, 07/01/2029	5,521,608
610,000	5.00%, 10/01/2029	643,026
3,350,000	5.00%, 07/01/2030	3,386,853
955,000	5.00%, 07/01/2031	976,384
2,215,000	5.00%, 02/15/2033	2,521,643
855,000	5.00%, 07/01/2035	859,587
1,500,000	5.25%, 06/01/2041	1,653,218
1,165,000	5.50%, 10/01/2035	1,294,000
760,000	5.50%, 10/01/2036	838,213
	Massachusetts Educational Financing Auth, MA, Rev
1,030,000	5.00%, 07/01/2026	1,032,712
1,050,000	5.00%, 07/01/2027	1,069,013
1,125,000	5.00%, 07/01/2030	1,208,274
1,250,000	5.00%, 07/01/2031	1,326,223
	Massachusetts Housing Finance Agency, MA, Rev,
610,000	(FHLMC), (FNMA), (GNMA) 3.40%, 06/01/2026	609,960
255,000	(FHLMC), (FNMA), (GNMA) 3.45%, 12/01/2026	255,230
		27,804,943
	Michigan - 2.6%
	Clarkston Community Schools, MI, GO,
500,000	(Q-SBLF) 5.00%, 05/01/2040	552,581
1,500,000	(Q-SBLF) 5.00%, 05/01/2041	1,647,627
4,820,000	Detroit Downtown Dev Auth, MI, Tax Allocation 5.00%, 07/01/2048	4,976,405
	Detroit Regional Convention Facility Auth, MI, Rev
1,070,000	5.00%, 10/01/2037	1,169,281
2,600,000	5.00%, 10/01/2039	2,806,885
4,000,000	Great Lakes Water Auth Sewage Disposal System, MI, Rev 5.00%, 07/01/2038	4,462,880
	Michigan Finance Auth, MI, Rev
915,000	5.00%, 11/01/2034	952,530
1,000,000	5.00%, 11/01/2035	1,038,348
1,000,000	5.00%, 11/01/2036	1,036,301
1,700,000	5.00%, 02/28/2037	1,836,023
1,000,000	(BAM) 5.00%, 11/01/2038	1,032,673
1,005,000	5.00%, 02/28/2039	1,072,653
	Michigan State Hospital Finance Auth, MI, Rev
1,505,000	4.00%, 11/15/2031	1,526,379
345,000	4.00%, 11/15/2032	352,448
	Michigan State Housing Dev Auth, MI, Rev
1,000,000	2.50%, 06/01/2052	667,459
2,760,000	3.20%, 06/01/2031	2,745,093
3,220,000	3.30%, 12/01/2031	3,201,963
1,010,000	3.35%, 06/01/2032	1,003,614
540,000	3.45%, 12/01/2032	535,806
2,005,000	3.50%, 06/01/2033	2,001,148
785,000	4.25%, 12/01/2049	791,239
4,225,000	5.75%, 06/01/2054	4,510,086
1,530,000	6.25%, 06/01/2055	1,670,543
1,985,000	6.25%, 12/01/2055	2,191,583
	Michigan Strategic Fund, MI, Rev
2,600,000	3.35%, 10/01/2049(1)	2,594,441
2,620,000	3.88%, 06/01/2053(1)	2,608,999
4,100,000	Northern Michigan University, MI, Rev 5.50%, 06/01/2055	4,333,524
The accompanying notes are an integral part of these financial statements.

56

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.3% - (continued)
	Michigan - 2.6% - (continued)
$ 70,000	State of Michigan, MI, Rev 5.00%, 03/15/2027	$71,401
1,500,000	Utica Community Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2037	1,668,988
		55,058,901
	Minnesota - 0.3%
1,180,000	Duluth Independent School Dist No. 709, MN, COP, (SD CRED PROG) 4.00%, 02/01/2027	1,180,858
1,841,760	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	1,600,690
	Minneapolis-St. Paul Metropolitan Airports Commission, MN, Rev
1,000,000	5.00%, 01/01/2035	1,076,837
1,000,000	5.00%, 01/01/2036	1,071,730
1,000,000	5.00%, 01/01/2037	1,066,846
		5,996,961
	Mississippi - 0.2%
	State of Mississippi Gaming Tax, MS, Rev
2,450,000	5.00%, 10/15/2029	2,454,424
2,600,000	5.00%, 10/15/2037	2,682,487
		5,136,911
	Missouri - 1.3%
	City of St. Louis Airport, MO, Rev,
1,000,000	(AG) 5.00%, 07/01/2038	1,103,827
1,900,000	(AG) 5.00%, 07/01/2039	2,086,376
1,000,000	(AG) 5.00%, 07/01/2047	1,006,968
13,435,000	Health & Educational Facs Auth of the State of Missouri, MO, Rev 5.00%, 04/01/2033	15,029,674
	Metropolitan St. Louis Sewer Dist, MO, Rev
1,005,000	5.00%, 05/01/2037(2)	1,157,737
1,365,000	5.00%, 05/01/2038(2)	1,546,484
2,045,000	5.00%, 05/01/2040(2)	2,289,599
2,200,000	5.00%, 05/01/2041(2)	2,446,760
1,255,000	St. Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2026	1,259,809
1,000,000	Stone Canyon Community Improvement Dist, MO, Rev 5.75%, 04/01/2027(5)	200,000
		28,127,234
	Montana - 0.3%
425,000	Montana Board of Housing, MT, Rev 4.00%, 12/01/2043	425,552
	Montana Facility Finance Auth, MT, Rev
2,500,000	5.00%, 02/15/2028	2,538,999
2,730,000	5.00%, 02/15/2065(1)	2,902,290
		5,866,841
	Nebraska - 0.8%
	Central Plains Energy Project, NE, Rev
3,325,000	5.00%, 09/01/2028	3,427,413
1,530,000	5.00%, 09/01/2033	1,606,333
2,625,000	5.00%, 09/01/2042	2,703,425
3,235,000	5.00%, 08/01/2055(1)	3,461,092
2,000,000	Nebraska Investment Finance Auth, NE, Rev, (FHLMC), (FNMA), (GNMA) 5.00%, 03/01/2049	2,046,016
	Omaha Airport Auth, NE, Rev,
1,300,000	(AG) 5.00%, 12/15/2034	1,450,268
2,165,000	(AG) 5.00%, 12/15/2035	2,392,169
		17,086,716
	Nevada - 0.5%
	City of Las Vegas Special Improvement Dist Nos. 808 & 810, NV, Special Assessment
220,000	5.00%, 06/01/2027	220,182
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.3% - (continued)
	Nevada - 0.5% - (continued)
$ 245,000	5.00%, 06/01/2028	$245,216
430,000	5.00%, 06/01/2029	430,370
	City of North Las Vegas, NV, Special Assessment
425,000	4.50%, 06/01/2039	425,838
640,000	4.63%, 06/01/2043	636,957
865,000	4.63%, 06/01/2049	818,893
250,000	City of Reno, NV, Rev 5.00%, 06/01/2026	250,418
	Clark County School Dist, NV, GO
830,000	5.00%, 06/15/2026	831,482
1,000,000	5.00%, 06/15/2028	1,036,219
	Las Vegas Convention & Visitors Auth, NV, Rev
1,900,000	5.00%, 07/01/2029	1,906,930
2,995,000	5.00%, 07/01/2037	3,267,817
750,000	5.00%, 07/01/2043	769,543
		10,839,865
	New Hampshire - 0.5%
3,000,000	New Hampshire Business Finance Auth, NH, Rev 5.00%, 12/01/2035	3,308,518
6,180,000	New Hampshire Housing Finance Auth, NH, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 01/01/2057	7,140,729
		10,449,247
	New Jersey - 0.9%
	New Jersey Educational Facs Auth, NJ, Rev,
1,000,000	(AG) 5.00%, 07/01/2040	1,105,525
1,345,000	(AG) 5.00%, 07/01/2041	1,478,385
1,500,000	(AG) 5.00%, 07/01/2042	1,639,743
1,000,000	New Jersey Higher Education Student Assistance Auth, NJ, Rev 5.00%, 12/01/2026	1,011,693
	New Jersey Transportation Trust Fund Auth, NJ, Rev,
5,000,000	(AG) 0.00%, 12/15/2032(4)	4,052,993
1,355,000	5.00%, 06/15/2032	1,513,234
1,040,000	5.00%, 06/15/2034	1,181,316
1,500,000	5.00%, 06/15/2035	1,713,877
1,000,000	5.00%, 06/15/2036	1,140,551
2,870,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2029	2,987,140
		17,824,457
	New Mexico - 0.2%
1,295,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	1,199,115
2,700,000	New Mexico Mortgage Finance Auth, NM, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 09/01/2054	2,961,142
		4,160,257
	New York - 9.0%
1,000,000	Albany Capital Resource Corp., NY, Rev 5.00%, 05/01/2037	1,118,071
3,465,000	Build NYC Resource Corp., NY, Rev 5.00%, 12/15/2031	3,443,531
	City of New York, NY, GO
7,215,000	5.00%, 12/01/2032	7,296,933
2,515,000	5.00%, 02/01/2039	2,802,177
1,425,000	5.00%, 02/01/2040	1,579,175
2,000,000	5.25%, 02/01/2053	2,097,602
5,000,000	Empire State Dev Corp., NY, Rev 4.00%, 03/15/2038	5,068,313
The accompanying notes are an integral part of these financial statements.

57

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.3% - (continued)
	New York - 9.0% - (continued)
$ 845,000	Metropolitan Transportation Auth Dedicated Tax Fund, NY, Rev 5.00%, 11/15/2036	$852,819
	Metropolitan Transportation Auth, NY, Rev
370,000	0.00%, 11/15/2027(4)	353,819
1,000,000	5.00%, 11/15/2030	1,095,736
1,025,000	5.00%, 11/15/2032	1,118,466
1,250,000	5.00%, 11/15/2035	1,430,657
15,000,000	5.00%, 11/15/2041	16,300,020
9,005,000	5.00%, 11/15/2045(1)	9,584,449
	New York City Health & Hospitals Corp., NY, Rev
1,410,000	5.00%, 02/15/2036	1,608,926
1,000,000	5.00%, 02/15/2037	1,132,219
1,000,000	New York City Housing Dev Corp., NY, Rev 4.38%, 12/15/2031	1,017,529
2,750,000	New York City Industrial Dev Agency, NY, Rev, (AG) 3.00%, 01/01/2039	2,488,541
	New York City Municipal Water Finance Auth, NY, Rev
2,270,000	5.00%, 06/15/2044	2,476,526
4,565,000	5.50%, 06/15/2039	5,371,538
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
1,000,000	4.00%, 11/01/2036	1,023,050
2,000,000	5.00%, 05/01/2035	2,246,904
4,000,000	5.00%, 05/01/2036	4,462,869
2,800,000	5.00%, 05/01/2037	3,108,476
1,750,000	5.00%, 02/01/2038	1,938,472
2,430,000	5.00%, 11/01/2038	2,719,632
2,060,000	5.00%, 05/01/2042	2,267,199
4,715,000	New York Energy Finance Dev Corp., NY, Rev 5.00%, 07/01/2056(1)	4,854,543
	New York Liberty Dev Corp., NY, Rev
2,370,000	0.95%, 11/15/2027	2,254,631
2,145,000	1.20%, 11/15/2028	1,988,173
2,035,000	2.75%, 02/15/2044	1,566,880
14,775,000	5.00%, 11/15/2044(3)	14,786,691
2,300,000	5.15%, 11/15/2034(3)	2,301,968
	New York State Dormitory Auth, NY, Rev
26,275,000	3.00%, 03/15/2041	22,842,077
2,500,000	5.00%, 03/15/2033	2,519,751
3,500,000	5.00%, 03/15/2034	4,040,399
1,750,000	5.00%, 03/15/2035	2,035,871
4,000,000	5.00%, 03/15/2036	4,138,252
1,195,000	(AG), (ST AID WITHHLDG) 5.00%, 10/01/2037	1,324,144
1,000,000	(AG), (ST AID WITHHLDG) 5.00%, 10/01/2039	1,095,917
1,200,000	5.25%, 07/01/2039	1,346,382
1,470,000	5.25%, 07/01/2041	1,633,899
2,250,000	5.25%, 07/01/2050	2,259,934
965,000	(AG) 5.50%, 07/01/2055	1,028,929
	New York Transportation Dev Corp., NY, Rev,
1,230,000	(AG) 0.00%, 12/31/2054(6)	807,265
2,195,000	5.50%, 06/30/2039	2,396,684
11,430,000	6.00%, 06/30/2055	12,093,403
	Port Auth of New York & New Jersey, NY, Rev
1,000,000	5.00%, 01/15/2036	1,097,240
1,500,000	5.00%, 12/01/2036	1,654,887
1,125,000	5.00%, 01/15/2037	1,228,403
1,460,000	5.00%, 12/01/2037	1,602,734
1,000,000	5.00%, 01/15/2038	1,087,152
1,000,000	5.00%, 12/01/2038	1,092,194
1,455,000	5.00%, 08/01/2039	1,553,276
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.3% - (continued)
	New York - 9.0% - (continued)
$ 1,880,000	5.25%, 08/01/2040	$2,030,453
1,325,000	Triborough Bridge & Tunnel Auth, NY, Rev 0.00%, 11/15/2031(4)	1,110,270
2,000,000	TSASC, Inc., NY, Rev 5.00%, 06/01/2026	2,003,318
750,000	Westchester County Local Dev Corp., NY, Rev 5.00%, 07/01/2038	803,236
		188,582,605
	North Carolina - 1.5%
6,430,000	Cumberland County Industrial Facs & Pollution Control Financing Auth, NC, Rev 3.13%, 12/01/2027(1)	6,419,796
2,510,000	Nash Health Care Systems, NC, Rev 5.00%, 02/01/2032	2,739,358
	North Carolina Housing Finance Agency, NC, Rev,
690,000	(FHLMC), (FNMA), (GNMA) 3.60%, 01/01/2046	612,275
310,000	4.00%, 07/01/2047	310,234
1,210,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2055	1,303,167
4,880,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2056	5,464,266
	North Carolina Medical Care Commission, NC, Rev
550,000	3.40%, 10/01/2029	551,432
3,080,000	3.45%, 11/01/2030	3,065,120
765,000	4.25%, 09/01/2028	766,648
565,000	5.00%, 01/01/2027	565,143
795,000	5.00%, 01/01/2028	796,525
275,000	5.00%, 01/01/2029	276,207
1,050,000	5.00%, 01/01/2039	1,010,849
1,935,000	5.00%, 11/01/2040	2,066,816
3,670,000	5.00%, 01/01/2044	3,706,129
1,165,000	5.50%, 09/01/2054	1,167,074
		30,821,039
	North Dakota - 0.3%
	North Dakota Housing Finance Agency, ND, Rev
1,015,000	5.50%, 07/01/2031	1,116,090
5,000,000	6.00%, 01/01/2056	5,474,013
		6,590,103
	Ohio - 1.6%
1,000,000	American Municipal Power, Inc., OH, Rev 4.00%, 02/15/2038	1,007,571
8,085,000	Buckeye Tobacco Settlement Financing Auth, OH, Rev 5.00%, 06/01/2055	6,412,383
	County of Allen Hospital Facs, OH, Rev
2,620,000	5.00%, 11/01/2040	2,822,521
1,520,000	5.00%, 11/01/2041	1,630,317
430,000	County of Hamilton Sales Tax, OH, Rev 5.00%, 12/01/2027	446,228
8,065,000	Jefferson County Port Auth, OH, Rev 5.00%, 12/01/2053(1)(3)	8,226,699
5,605,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	5,656,861
	Ohio Housing Finance Agency, OH, Rev,
425,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2030	474,378
315,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2030	354,980
215,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2031	247,438
The accompanying notes are an integral part of these financial statements.

58

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.3% - (continued)
	Ohio - 1.6% - (continued)
$ 400,000	Port of Greater Cincinnati Dev Auth, OH, Rev, (AG) 5.25%, 12/01/2048	$420,719
	State of Ohio, OH, Rev
1,910,000	2.75%, 01/01/2052(1)	1,900,083
3,570,000	5.00%, 01/01/2029	3,780,856
		33,381,034
	Oklahoma - 0.2%
	Oklahoma Turnpike Auth, OK, Rev
1,000,000	5.00%, 01/01/2040	1,117,285
1,000,000	5.00%, 01/01/2041	1,108,046
1,000,000	5.00%, 01/01/2042	1,101,060
		3,326,391
	Oregon - 1.5%
	Albany Hospital Facility Auth, OR, Rev
1,255,000	3.20%, 11/15/2029	1,254,053
1,270,000	5.00%, 05/15/2036	1,378,071
1,000,000	5.25%, 05/15/2045	1,040,870
1,665,000	Benton & Linn Counties Consolidated School Dist No. 509J & 509A Corvallis, OR, GO, (SCH BD GTY) 5.00%, 06/15/2038(1)(6)	1,725,931
	Clackamas & Washington Counties School Dist No. 3, OR, GO,
2,500,000	(SCH BD GTY) 0.00%, 06/15/2036(4)	1,670,973
405,000	(SCH BD GTY) 0.00%, 06/15/2037(4)	257,372
500,000	(SCH BD GTY) 0.00%, 06/15/2039(4)	284,770
10,420,000	Columbia County School Dist No. 502, OR, GO, (SCH BD GTY) 0.00%, 06/15/2050(4)	2,758,089
625,000	Jackson County School Dist No. 4, OR, GO, (SCH BD GTY) 0.00%, 06/15/2034(4)	448,371
1,590,000	Lincoln County School Dist, OR, GO, (SCH BD GTY) 0.00%, 06/15/2036(6)	1,774,185
1,105,000	Marion County School Dist No. 15 North Marion, OR, GO, (SCH BD GTY) 0.00%, 06/15/2037(4)	690,078
850,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(4)	519,772
	Port of Portland Airport, OR, Rev
3,000,000	4.00%, 07/01/2035	3,021,222
3,650,000	5.00%, 07/01/2035	4,001,686
2,200,000	5.00%, 07/01/2036	2,397,750
2,000,000	5.00%, 07/01/2037	2,168,237
1,790,000	5.00%, 07/01/2038	1,931,125
910,000	Salem Hospital Facility Auth, OR, Rev 5.00%, 05/15/2038	922,048
	Umatilla County School Dist No. 8R Hermiston, OR, GO,
1,500,000	(SCH BD GTY) 0.00%, 06/15/2036(4)	1,016,614
1,600,000	(SCH BD GTY) 0.00%, 06/15/2037(4)	1,033,541
1,790,000	(SCH BD GTY) 0.00%, 06/15/2038(4)	1,101,101
		31,395,859
	Pennsylvania - 3.2%
840,000	Adams County General Auth, PA, Rev 3.60%, 06/01/2029	839,895
	Allegheny County Airport Auth, PA, Rev,
2,000,000	(AG) 5.00%, 01/01/2035	2,165,445
1,000,000	(AG) 5.25%, 01/01/2036	1,102,026
	City of Philadelphia Water & Wastewater, PA, Rev,
1,690,000	(AG) 5.00%, 09/01/2036	1,887,061
2,680,000	(AG) 5.00%, 09/01/2037	2,978,373
1,135,000	(AG) 5.00%, 09/01/2038	1,257,444
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.3% - (continued)
	Pennsylvania - 3.2% - (continued)
$ 12,000,000	Coatesville School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.25%, 11/15/2037	$12,765,018
	Commonwealth Financing Auth, PA, Rev
3,000,000	5.00%, 06/01/2026	3,004,833
125,000	5.00%, 06/01/2028	130,818
1,070,000	5.00%, 06/01/2029	1,117,238
145,000	5.00%, 06/01/2031	150,659
	Doylestown Hospital Auth, PA, Rev
545,000	5.00%, 07/01/2031(3)	575,757
2,015,000	5.38%, 07/01/2039(3)	2,200,985
2,410,000	Harrisburg School Dist, PA, GO, (AG), (ST AID WITHHLDG) 5.00%, 11/15/2026	2,439,147
	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev,
1,000,000	(AG) 4.00%, 07/01/2039	982,580
2,290,000	(AG) 5.00%, 07/01/2036	2,479,353
2,415,000	(AG) 5.00%, 07/01/2037	2,601,364
	Lancaster Industrial Dev Auth, PA, Rev
1,250,000	4.00%, 07/01/2051	1,019,294
1,750,000	4.00%, 07/01/2056	1,380,100
	Lancaster School Dist, PA, GO,
2,500,000	(BAM), (ST AID WITHHLDG) 5.00%, 06/01/2042	2,709,785
1,500,000	(BAM), (ST AID WITHHLDG) 5.00%, 06/01/2043	1,616,667
	Montgomery County Industrial Dev Auth, PA, Rev
1,760,000	5.00%, 12/01/2044	1,768,836
2,455,000	5.00%, 12/01/2046	2,379,681
	Pennsylvania Economic Dev Financing Auth Parking System, PA, Rev,
1,035,000	(AG) 5.00%, 01/01/2038	1,111,590
1,205,000	(AG) 5.00%, 01/01/2039	1,289,068
1,210,000	(AG) 5.00%, 01/01/2040	1,292,346
	Pennsylvania Higher Education Assistance Agency, PA, Rev
485,000	5.00%, 06/01/2029	504,959
500,000	5.00%, 06/01/2033	534,040
920,000	Pennsylvania Higher Educational Facs Auth, PA, Rev 5.00%, 05/01/2032	937,827
2,205,683	Pennsylvania Housing Finance Agency, PA, Rev 5.50%, 10/01/2053	2,331,578
	Pennsylvania Turnpike Commission, PA, Rev
500,000	5.00%, 12/01/2027	500,926
3,755,000	5.00%, 12/01/2042	3,830,987
	School Dist of Philadelphia, PA, GO,
1,245,000	(ST AID WITHHLDG) 5.25%, 09/01/2036	1,394,818
2,255,000	(ST AID WITHHLDG) 5.25%, 09/01/2037	2,519,154
975,000	School Dist of the City of Erie, PA, GO, (AG), (ST AID WITHHLDG) 5.00%, 04/01/2029	1,028,923
		66,828,575
	Puerto Rico - 2.4%
19,135,754	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	19,489,130
	Puerto Rico Sales Tax Financing Corp., PR, Rev
6,553,000	0.00%, 07/01/2027(4)	6,314,740
6,331,000	0.00%, 07/01/2029(4)	5,703,857
15,000,000	4.33%, 07/01/2040	14,830,062
4,750,000	5.00%, 07/01/2058	4,613,699
		50,951,488
The accompanying notes are an integral part of these financial statements.

59

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.3% - (continued)
	Rhode Island - 1.8%
	Providence Public Building Auth, RI, Rev,
$ 1,100,000	(AG) 5.25%, 09/15/2040	$1,219,686
1,500,000	(AG) 5.25%, 09/15/2041	1,651,803
2,000,000	(AG) 5.25%, 09/15/2042	2,186,780
	Rhode Island Health & Educational Building Corp., RI, Rev,
2,700,000	(AG) 5.00%, 05/15/2027	2,704,615
2,655,000	5.00%, 05/15/2031	2,867,529
2,000,000	(ST APPROP) 5.00%, 05/15/2036	2,196,878
1,200,000	(ST APPROP) 5.00%, 05/15/2038	1,301,771
2,335,000	(AG), (ST AID WITHHLDG) 5.00%, 05/15/2038	2,576,158
4,165,000	(AG), (ST AID WITHHLDG) 5.00%, 05/15/2039	4,577,019
1,800,000	(AG), (ST AID WITHHLDG) 5.00%, 05/15/2040	1,968,899
2,490,000	(AG), (ST AID WITHHLDG) 5.00%, 05/15/2041	2,695,809
1,210,000	(AG), (ST AID WITHHLDG) 5.00%, 05/15/2042	1,302,054
1,400,000	(BAM), (ST AID WITHHLDG) 5.25%, 05/15/2040	1,545,303
1,650,000	(BAM), (ST AID WITHHLDG) 5.25%, 05/15/2041	1,809,935
345,000	(AG) 5.63%, 07/01/2065	351,185
	Rhode Island Student Loan Auth, RI, Rev
225,000	5.00%, 12/01/2027	231,605
1,000,000	5.00%, 12/01/2028	1,044,934
1,250,000	5.00%, 12/01/2030	1,331,945
1,200,000	5.00%, 12/01/2033	1,281,962
2,350,000	5.00%, 12/01/2034	2,492,528
		37,338,398
	South Carolina - 2.0%
2,390,000	County of Lancaster, SC, Special Assessment 0.00%, 11/01/2039(4)	816,084
3,615,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 02/01/2054(1)	3,880,032
	South Carolina Jobs-Economic Dev Auth, SC, Rev
2,360,000	4.00%, 12/01/2030	2,365,730
4,355,000	5.00%, 05/01/2029	4,535,984
2,000,000	5.00%, 11/01/2038	2,181,268
	South Carolina Ports Auth, SC, Rev
1,420,000	4.00%, 07/01/2034	1,420,136
1,240,000	5.00%, 07/01/2029	1,309,212
1,100,000	5.00%, 07/01/2030	1,158,661
3,190,000	5.00%, 07/01/2031	3,353,249
1,900,000	5.00%, 07/01/2032	1,963,538
1,000,000	5.00%, 07/01/2033	1,031,436
	South Carolina Public Service Auth, SC, Rev
3,500,000	4.00%, 12/01/2036	3,566,099
1,000,000	5.00%, 12/01/2026	1,012,583
	South Carolina State Housing Finance & Dev Auth, SC, Rev
4,250,000	5.75%, 01/01/2054	4,596,059
6,755,000	(FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	7,645,914
		40,835,985
	South Dakota - 1.7%
5,545,000	South Dakota Health & Educational Facs Auth, SD, Rev 5.00%, 11/01/2052(1)	5,866,447
	South Dakota Housing Dev Auth, SD, Rev
1,000,000	2.50%, 11/01/2042	769,032
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.3% - (continued)
	South Dakota - 1.7% - (continued)
$ 2,620,000	3.00%, 11/01/2052	$2,582,015
35,000	3.50%, 11/01/2046	34,926
125,000	4.00%, 11/01/2047	125,050
5,305,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	5,611,444
5,395,000	(FHLMC), (FNMA), (GNMA) 6.00%, 11/01/2054	5,758,129
4,900,000	(FHLMC), (FNMA), (GNMA) 6.25%, 11/01/2055	5,447,917
7,665,000	(FHLMC), (FNMA), (GNMA) 6.25%, 05/01/2056	8,668,383
		34,863,343
	Tennessee - 0.7%
	Knox County Health Educational & Housing Facility Board, TN, Rev,
1,000,000	(BAM) 5.50%, 07/01/2054	1,050,650
1,000,000	(BAM) 5.50%, 07/01/2059	1,042,963
2,915,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev 5.00%, 07/01/2040	3,216,525
	Metropolitan Nashville Airport Auth, TN, Rev
1,000,000	5.50%, 07/01/2038	1,103,305
1,000,000	5.50%, 07/01/2039	1,098,838
	Tennessee Energy Acquisition Corp., TN, Rev
6,000,000	5.00%, 11/01/2034	6,412,337
315,000	5.25%, 09/01/2026	316,991
	Tennessee Housing Dev Agency, TN, Rev
255,000	3.50%, 07/01/2045	254,810
155,000	3.50%, 01/01/2047	154,856
915,000	4.00%, 01/01/2049	918,151
		15,569,426
	Texas - 8.8%
	Allen Independent School Dist, TX, GO,
1,815,000	(PSF-GTD) 5.00%, 02/15/2035	2,054,309
1,935,000	(PSF-GTD) 5.00%, 02/15/2036	2,176,559
	Arlington Higher Education Finance Corp., TX, Rev,
1,080,000	(PSF-GTD) 5.00%, 02/15/2035	1,170,985
1,000,000	(PSF-GTD) 5.00%, 02/15/2038	1,067,913
2,505,000	(PSF-GTD) 5.00%, 08/15/2038	2,685,350
1,050,000	Boerne Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2054(1)	1,068,193
	Brazos Higher Education Auth, Inc., TX, Rev
5,000,000	5.00%, 04/01/2032	5,319,516
3,700,000	5.00%, 04/01/2033	3,944,999
	Central Texas Regional Mobility Auth, TX, Rev
720,000	4.00%, 01/01/2037	729,663
1,000,000	5.00%, 01/01/2033	1,084,529
1,000,000	5.00%, 01/01/2036	1,072,977
1,000,000	5.00%, 01/01/2046	1,030,519
	Central Texas Turnpike System, TX, Rev
4,425,000	5.00%, 08/15/2037	4,906,641
2,320,000	5.00%, 08/15/2038	2,555,502
	City of Austin Airport System, TX, Rev
3,800,000	5.00%, 11/15/2043(2)	4,071,247
5,205,000	5.00%, 11/15/2044(2)	5,528,476
	City of Dallas Hotel Occupancy Tax, TX, Rev
2,015,000	4.00%, 08/15/2031	2,018,102
1,075,000	4.00%, 08/15/2033	1,076,167
1,250,000	4.00%, 08/15/2034	1,251,068
	City of Garland Electric Utility System, TX, Rev,
500,000	(AG) 5.00%, 03/01/2033	560,233
The accompanying notes are an integral part of these financial statements.

60

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.3% - (continued)
	Texas - 8.8% - (continued)
$ 500,000	(AG) 5.00%, 03/01/2034	$565,154
	City of Houston Hotel Occupancy Tax & Special, TX, Rev,
1,285,000	(AG), (AMBAC) 0.00%, 09/01/2030(4)	1,131,204
330,000	(AMBAC) 0.00%, 09/01/2033(4)	253,488
	City of San Antonio Electric & Gas Systems, TX, Rev
1,765,000	2.90%, 02/01/2055(1)	1,757,279
5,020,000	3.08%, 02/01/2055(1)	5,015,530
1,170,000	5.00%, 02/01/2039	1,298,620
2,000,000	Clear Creek Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2032	2,234,889
	Clifton Higher Education Finance Corp., TX, Rev,
1,000,000	(PSF-GTD) 4.00%, 08/15/2029	1,011,226
1,050,000	(PSF-GTD) 4.00%, 08/15/2030	1,051,982
500,000	(PSF-GTD) 4.00%, 08/15/2031	500,738
550,000	(PSF-GTD) 5.00%, 04/01/2031	596,849
595,000	(PSF-GTD) 5.00%, 04/01/2032	650,393
1,000,000	(PSF-GTD) 5.00%, 08/15/2037	1,077,211
1,000,000	(PSF-GTD) 5.00%, 08/15/2038	1,073,406
	Cypress-Fairbanks Independent School Dist, TX, GO,
2,150,000	(PSF-GTD) 5.00%, 02/15/2036	2,391,664
1,120,000	(PSF-GTD) 5.00%, 02/15/2037	1,238,447
10,000,000	Dallas Fort Worth International Airport, TX, Rev 5.00%, 11/01/2031	10,897,059
	East Montgomery County Improvement Dist Sales Tax, TX, Rev,
1,000,000	(AG) 5.00%, 08/15/2040	1,076,989
1,000,000	(AG) 5.00%, 08/15/2041	1,072,521
	El Paso County Hospital Dist, TX, GO,
3,500,000	(AG) 5.00%, 02/15/2032	3,847,194
3,155,000	(AG) 5.00%, 02/15/2033	3,501,172
	El Paso Independent School Dist, TX, GO,
2,650,000	(PSF-GTD) 5.00%, 08/15/2037(2)	2,966,967
2,750,000	(PSF-GTD) 5.00%, 08/15/2040(2)	3,023,309
9,000,000	Grand Parkway Transportation Corp., TX, Rev 5.00%, 10/01/2052(1)	9,281,708
2,160,000	Harris County Industrial Dev Corp., TX, Rev 4.05%, 11/01/2050(1)	2,209,480
	Harris County-Houston Sports Auth, TX, Rev,
3,350,000	(AG) 5.00%, 11/15/2028	3,515,549
3,485,000	(AG) 5.00%, 11/15/2029	3,717,232
1,755,000	(AG) 5.00%, 11/15/2030	1,898,235
	Hidalgo County Regional Mobility Auth, TX, Rev
500,000	5.00%, 12/01/2034	525,822
1,000,000	5.00%, 12/01/2035	1,045,765
1,000,000	5.00%, 12/01/2036	1,040,027
	Joshua Independent School Dist, TX, GO,
1,600,000	(PSF-GTD) 5.00%, 08/15/2036	1,778,062
500,000	(PSF-GTD) 5.00%, 08/15/2037	551,325
1,500,000	Kerrville Health Facs Dev Corp., TX, Rev 5.00%, 08/15/2035	1,503,714
1,115,000	Leander Independent School Dist, TX, GO, (PSF-GTD) 0.00%, 08/15/2030(4)	976,338
500,000	Melissa Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2041	546,815
	New Hope Cultural Education Facs Finance Corp., TX, Rev
1,125,000	4.25%, 10/01/2030	1,115,455
3,375,000	5.00%, 11/01/2031	3,319,988
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.3% - (continued)
	Texas - 8.8% - (continued)
$ 1,000,000	5.00%, 11/01/2046	$842,829
	North East Texas Regional Mobility Auth, TX, Rev
500,000	5.00%, 01/01/2033	553,235
1,200,000	5.00%, 01/01/2034	1,337,330
825,000	5.00%, 01/01/2035	923,807
2,465,000	Northside Independent School Dist, TX, GO, (PSF-GTD) 3.45%, 08/01/2054(1)	2,478,895
	Northwest Independent School Dist, TX, GO,
1,680,000	(PSF-GTD) 5.00%, 02/15/2042	1,838,919
1,300,000	(PSF-GTD) 5.00%, 02/15/2043	1,413,627
	Pasadena Independent School Dist, TX, GO,
1,000,000	(PSF-GTD) 5.00%, 02/15/2037	1,096,730
1,000,000	(PSF-GTD) 5.00%, 02/15/2038	1,091,028
	Port Arthur Independent School Dist, TX, GO,
805,000	(PSF-GTD) 5.00%, 02/15/2036	911,814
1,355,000	(PSF-GTD) 5.00%, 02/15/2037	1,523,639
1,860,000	(PSF-GTD) 5.00%, 02/15/2038	2,085,053
450,000	Richardson Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2037	498,166
1,075,000	Southwest Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2034	1,182,114
	State of Texas, TX, GO
1,500,000	4.00%, 08/01/2029	1,501,160
1,085,000	4.00%, 08/01/2030	1,085,749
3,225,000	Tarrant County Cultural Education Facs Finance Corp., TX, Rev 5.00%, 11/15/2051(1)	3,545,441
	Texas Department of Housing & Community Affairs, TX, Rev,
1,500,000	(GNMA) 2.25%, 07/01/2041	1,163,012
7,270,000	(GNMA) 3.00%, 03/01/2050	5,594,731
	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev
3,670,000	5.00%, 12/15/2030	3,892,329
3,230,000	5.00%, 12/15/2032	3,463,093
4,600,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(1)	4,904,320
9,000,000	Texas Municipal Gas Acquisition & Supply Corp. VI, TX, Rev 5.00%, 01/01/2036	9,502,038
1,755,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(4)	1,012,042
3,185,000	Tomball Independent School Dist, TX, GO, (PSF-GTD) 3.88%, 02/15/2036	3,268,242
		183,341,097
	Utah - 0.8%
490,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	495,234
1,075,000	Downtown Daybreak Public Infrastructure Dist No. 1, UT, Tax Allocation 5.00%, 03/01/2041(3)	1,087,366
	Downtown Revitalization Public Infrastructure Dist, UT, Rev,
1,000,000	(AG) 5.00%, 06/01/2040	1,098,159
1,000,000	(AG) 5.25%, 06/01/2041	1,118,541
1,000,000	Mida Cormont Public Infrastructure Dist, UT, GO 6.25%, 06/01/2055(3)	1,050,530
	Mida Mountain Village Public Infrastructure Dist, UT, Tax Allocation
500,000	5.13%, 06/15/2054(3)	501,493
1,375,000	5.50%, 06/15/2039(3)	1,416,188
The accompanying notes are an integral part of these financial statements.

61

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.3% - (continued)
	Utah - 0.8% - (continued)
$ 1,500,000	6.00%, 06/15/2054(3)	$1,543,351
	Utah Housing Corp., UT, Rev,
755,000	(FHA) 4.00%, 01/01/2045	754,777
3,940,000	(FHLMC), (FNMA), (GNMA) 6.00%, 07/01/2053	4,222,205
2,685,000	(FHLMC), (FNMA), (GNMA) 6.00%, 07/01/2054	2,952,134
		16,239,978
	Vermont - 0.0%
145,000	Vermont Housing Finance Agency, VT, Rev 4.00%, 11/01/2046	144,940
	Virginia - 1.7%
5,295,000	Arlington County Industrial Dev Auth, VA, Rev 5.00%, 07/01/2053(1)	5,655,311
1,875,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	1,881,726
	Virginia Beach Dev Auth, VA, Rev
2,845,000	5.38%, 09/01/2029	2,860,664
2,550,000	7.00%, 09/01/2053	2,792,480
2,000,000	Virginia Commonwealth University Health System Auth, VA, Rev 5.25%, 07/01/2049	2,136,231
	Virginia Small Business Financing Auth, VA, Rev
3,000,000	4.00%, 01/01/2035	3,003,982
1,250,000	4.00%, 07/01/2035	1,248,122
1,000,000	4.00%, 01/01/2036	992,130
1,100,000	4.00%, 01/01/2037	1,085,727
1,470,000	5.00%, 01/01/2027	1,488,422
3,490,000	5.00%, 07/01/2034	3,705,556
4,500,000	5.00%, 07/01/2035	4,751,795
2,000,000	5.00%, 12/31/2042	2,063,289
1,000,000	5.00%, 12/31/2047	1,007,546
		34,672,981
	Washington - 1.2%
2,060,000	Chelan County Public Utility Dist No. 1, WA, Rev, (NPFG) 0.00%, 06/01/2028(4)	1,933,251
615,000	King County Housing Auth, WA, Rev 5.38%, 07/01/2045	650,933
	Port of Seattle, WA, Rev
3,000,000	5.00%, 05/01/2033	3,047,017
4,400,000	5.25%, 07/01/2039	4,872,487
4,500,000	5.25%, 07/01/2041	4,944,388
2,895,000	Seattle Housing Auth, WA, Rev 5.00%, 12/01/2029	3,025,581
3,000,000	State of Washington, WA, GO 5.00%, 07/01/2031	3,334,584
	Washington State Housing Finance Commission, WA, Rev,
1,895,000	(BAM) 5.00%, 07/01/2045(3)	1,946,806
1,400,000	5.00%, 01/01/2049(3)	1,308,423
		25,063,470
	West Virginia - 0.2%
	County of Ohio Special Dist Excise Tax, WV, Rev,
500,000	(AG) 5.00%, 06/01/2026	500,706
300,000	(AG) 5.00%, 06/01/2027	306,016
300,000	(AG) 5.00%, 06/01/2028	311,884
425,000	(AG) 5.00%, 06/01/2029	448,965
450,000	(AG) 5.00%, 06/01/2030	480,461
1,210,000	West Virginia Economic Dev Auth, WV, Rev 4.63%, 04/15/2055(1)	1,237,791
		3,285,823
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.3% - (continued)
	Wisconsin - 4.5%
	County of Milwaukee Airport, WI, Rev
$ 1,295,000	5.00%, 12/01/2034	$1,428,323
1,360,000	5.00%, 12/01/2037	1,471,430
	Public Finance Auth, WI, Rev
3,295,000	3.63%, 06/15/2063(1)	3,278,208
8,335,000	3.70%, 10/01/2046(1)	8,448,765
1,530,000	(AG) 4.00%, 07/01/2050	1,338,439
2,165,000	4.00%, 10/01/2051	1,852,589
795,000	5.00%, 12/15/2034(3)	811,986
2,940,000	(AG) 5.00%, 07/01/2035	3,026,429
1,050,000	(AG) 5.00%, 07/01/2036	1,078,489
2,875,000	5.00%, 10/01/2043(3)	2,875,362
2,340,000	5.00%, 10/01/2044	2,379,322
2,000,000	5.00%, 10/01/2048(3)	1,899,794
1,250,000	5.00%, 12/15/2054(3)	1,122,979
750,000	5.25%, 06/15/2050	754,369
1,000,000	5.25%, 06/15/2055	993,895
1,060,000	5.25%, 11/15/2055	1,074,062
1,770,000	5.25%, 11/15/2061	1,784,226
20,000,000	5.50%, 06/01/2055	20,864,566
5,360,000	6.50%, 06/30/2060	5,899,978
	State of Wisconsin, WI, GO
1,030,000	5.00%, 05/01/2030(2)	1,098,730
1,005,000	5.00%, 05/01/2031(2)	1,088,591
1,000,000	5.00%, 05/01/2032(2)	1,097,785
	University of Wisconsin Hospitals & Clinics, WI, Rev
1,595,000	4.00%, 04/01/2039	1,595,421
2,000,000	5.00%, 04/01/2049	2,050,732
2,200,000	Wisconsin Center Dist, WI, Rev, (AG) 0.00%, 12/15/2031(4)	1,820,791
	Wisconsin Health & Educational Facs Auth, WI, Rev
1,700,000	5.00%, 12/01/2028	1,705,554
4,000,000	5.00%, 08/15/2030	4,323,804
3,870,000	5.00%, 11/01/2035	4,230,361
7,275,000	5.00%, 11/01/2039	7,305,360
1,000,000	5.00%, 11/01/2054	886,095
1,000,000	5.75%, 08/15/2054	1,031,717
	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev,
825,000	(FHLMC), (FNMA), (GNMA) 5.50%, 03/01/2031	911,314
2,920,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2055	3,153,242
		94,682,708
	Wyoming - 0.0%
	Wyoming Community Dev Auth, WY, Rev
110,000	4.00%, 12/01/2046	110,067
660,000	6.00%, 12/01/2054	713,183
		823,250
	Total Municipal Bonds (cost $2,011,591,066)	$2,009,825,300
U.S. GOVERNMENT AGENCIES - 0.1%
	Mortgage-Backed Agencies - 0.1%
	Federal Home Loan Mortgage Corp. - 0.1%
2,737,718	3.15%, 10/15/2036	$2,467,959
	Total U.S. Government Agencies (cost $2,779,155)	$2,467,959
	Total Long-Term Investments (cost $2,020,182,199)	$2,017,957,508
The accompanying notes are an integral part of these financial statements.

62

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
$ 15,480,638	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $15,482,203; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $15,790,446		$15,480,638
	Total Short-Term Investments (cost $15,480,638)		$15,480,638
	Total Investments (cost $2,035,662,837)	97.4%	$2,033,438,146
	Other Assets and Liabilities	2.6%	54,486,511
	Net Assets	100.0%	$2,087,924,657
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(2)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $39,201,860 at April 30, 2026.
(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$65,204,936, representing 3.1% of net assets.

(4)	Security is a zero-coupon bond.
(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$5,664,249	$—	$5,664,249	$—
Municipal Bonds	2,009,825,300	—	2,009,825,300	—
U.S. Government Agencies	2,467,959	—	2,467,959	—
Short-Term Investments	15,480,638	—	15,480,638	—
Total	$2,033,438,146	$—	$2,033,438,146	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

63

Hartford Municipal Short Duration Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.9%
	Alabama - 10.7%
$ 400,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 4.10%, 10/01/2032	$408,580
	Black Belt Energy Gas Dist, AL, Rev
100,000	5.00%, 06/01/2027	101,881
95,000	5.00%, 10/01/2035	99,774
400,000	5.25%, 12/01/2027	410,887
300,000	5.25%, 12/01/2028	313,868
380,000	County of Jefferson Sewer, AL, Rev 5.00%, 10/01/2028	398,836
500,000	Lower Alabama Gas Dist, AL, Rev 5.00%, 09/01/2028	515,514
500,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 04/01/2028	514,463
	Southeast Energy Auth A Cooperative Dist, AL, Rev
500,000	5.00%, 10/01/2029	527,819
100,000	5.00%, 09/01/2030	105,790
500,000	5.00%, 10/01/2030	534,349
275,000	5.25%, 03/01/2055(1)	284,492
		4,216,253
	Arizona - 0.2%
90,000	Tempe Industrial Dev Auth, AZ, Rev 3.50%, 12/01/2030	89,434
	California - 3.4%
130,000	Bay Area Toll Auth, CA, Rev 3.39%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(1)	129,510
100,000	California Community Choice Financing Auth, CA, Rev 5.00%, 08/01/2031	106,492
350,000	California Health Facs Financing Auth, CA, Rev 5.00%, 12/01/2031	379,516
	City of Fontana, CA, Special Tax
125,000	4.00%, 09/01/2026	125,212
120,000	4.00%, 09/01/2027	120,988
100,000	San Diego County Regional Airport Auth, CA, Rev 5.00%, 07/01/2031	109,278
350,000	Southern California Public Power Auth, CA, Rev 5.00%, 09/01/2030	365,113
		1,336,109
	Colorado - 1.5%
100,000	Baseline Metropolitan Dist No. 1, CO, GO, (AG) 5.00%, 12/01/2026	101,236
	Colorado Health Facs Auth, CO, Rev
200,000	5.00%, 11/01/2028	209,489
250,000	5.00%, 09/01/2029	265,060
30,000	Denver City & County Housing Auth, CO, Rev 5.00%, 06/01/2029	31,267
		607,052
	Connecticut - 1.5%
500,000	City of New Haven, CT, GO, (AG) 5.00%, 08/01/2030	542,520
30,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 05/15/2047	30,096
		572,616
	District of Columbia - 1.4%
500,000	Metropolitan Washington Airports Auth, Aviation, DC, Rev 5.00%, 10/01/2029	533,138
	Florida - 2.3%
30,000	Alachua County Health Facs Auth, FL, Rev 3.75%, 10/01/2030	30,022
100,000	Florida Local Government Finance Commission, FL, Rev 4.20%, 11/15/2030(2)	100,330
15,000	Lee County Industrial Dev Auth, FL, Rev 4.13%, 11/15/2029	15,015
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.9% - (continued)
	Florida - 2.3% - (continued)
$ 75,000	Village Community Dev Dist No. 13, FL, Special Assessment 1.80%, 05/01/2026	$75,000
	Village Community Dev Dist No. 15, FL, Special Assessment
300,000	3.75%, 05/01/2029(2)	301,176
100,000	4.25%, 05/01/2028(2)	100,888
300,000	Village Community Dev Dist No. 16, FL, Special Assessment 3.55%, 05/01/2030	300,045
		922,476
	Georgia - 3.0%
	Main Street Natural Gas, Inc., GA, Rev
855,000	4.00%, 03/01/2050(1)	857,293
185,000	5.00%, 12/01/2054(1)	199,033
100,000	Municipal Electric Auth of Georgia, GA, Rev, (AG) 5.00%, 07/01/2029	106,828
		1,163,154
	Guam - 0.1%
50,000	Government of Guam Business Privilege Tax Refunding Bonds, GU, Rev 5.00%, 01/01/2028	51,349
	Idaho - 0.3%
100,000	Idaho Health Facs Auth, ID, Rev 5.00%, 03/01/2027	101,826
	Illinois - 10.1%
	Chicago Board of Education, IL, GO
300,000	5.25%, 12/01/2031	314,253
40,000	(NPFG) 5.50%, 12/01/2026	40,326
500,000	Chicago Midway International Airport, IL, Rev, (BAM) 5.00%, 01/01/2029	526,495
300,000	Chicago O'Hare International Airport, IL, Rev 5.00%, 01/01/2028	310,532
	Illinois Housing Dev Auth, IL, Rev,
260,000	(FHLMC), (FNMA), (GNMA) 5.25%, 10/01/2052	272,282
70,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	74,820
90,000	Kane County School Dist No. 131 Aurora East Side, IL, GO, (AG) 5.00%, 12/01/2026	91,091
205,000	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO, (AG) 5.00%, 02/01/2027	208,186
155,000	Sales Tax Securitization Corp., IL, Rev 5.00%, 01/01/2027	157,174
265,000	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO, (AG) 5.00%, 01/01/2028	273,996
400,000	State of Illinois Sales Tax, IL, Rev 5.00%, 06/15/2027	401,020
	State of Illinois, IL, GO
740,000	5.00%, 11/01/2028	762,884
500,000	5.25%, 09/01/2029	537,690
		3,970,749
	Indiana - 1.3%
500,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2027	506,415
	Iowa - 0.8%
300,000	Iowa Finance Auth, IA, Rev 4.00%, 05/15/2031	300,162
	Louisiana - 2.9%
300,000	City of Shreveport Water & Sewer, LA, Rev, (AG) 5.00%, 12/01/2030	326,003
	Louisiana Public Facs Auth, LA, Rev,
300,000	(AG) 5.00%, 08/01/2029	321,928
115,000	5.00%, 05/15/2030	123,333
200,000	New Orleans Aviation Board, LA, Rev 5.00%, 01/01/2028	207,386
145,000	Parish of St. James, LA, Rev 3.70%, 08/01/2041(1)	146,304
		1,124,954
The accompanying notes are an integral part of these financial statements.

64

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.9% - (continued)
	Maryland - 1.1%
$ 400,000	Maryland Health & Higher Educational Facs Auth, MD, Rev 5.00%, 08/15/2028	$420,176
	Massachusetts - 2.0%
260,000	Massachusetts Dev Finance Agency, MA, Rev 5.00%, 06/01/2032	286,315
500,000	Massachusetts School Building Auth, MA, Rev 5.00%, 02/15/2027	509,769
		796,084
	Michigan - 2.0%
235,000	Delton Kellogg Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2026	235,000
200,000	Detroit Downtown Dev Auth, MI, Tax Allocation 5.00%, 07/01/2030	216,342
50,000	Michigan Strategic Fund, MI, Rev 3.35%, 10/01/2049(1)	49,893
	Northern Michigan University, MI, Rev
150,000	5.00%, 06/01/2031	164,436
110,000	5.00%, 06/01/2032	122,039
		787,710
	Minnesota - 2.1%
350,000	Duluth Independent School Dist No. 709, MN, GO, (SD CRED PROG) 0.00%, 02/01/2031(3)	300,549
500,000	Minneapolis-St. Paul Metropolitan Airports Commission, MN, Rev 5.00%, 01/01/2030	533,425
		833,974
	Mississippi - 2.7%
	State of Mississippi Gaming Tax, MS, Rev
280,000	5.00%, 10/15/2026	281,025
250,000	5.00%, 10/15/2029	262,191
500,000	5.00%, 10/15/2030	500,879
		1,044,095
	Montana - 0.1%
55,000	Montana Facility Finance Auth, MT, Rev 5.00%, 02/15/2065(1)	58,471
	Nebraska - 0.1%
35,000	Nebraska Investment Finance Auth, NE, Rev 4.00%, 09/01/2048	35,210
	New Hampshire - 0.5%
200,000	New Hampshire Business Finance Auth, NH, Rev 5.00%, 06/01/2031	215,816
	New Jersey - 1.4%
	New Jersey Economic Dev Auth, NJ, Rev
55,000	5.00%, 03/01/2028	57,169
100,000	5.00%, 11/01/2028	105,561
415,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 0.00%, 12/15/2026(3)	407,673
		570,403
	New Mexico - 0.6%
	New Mexico Mortgage Finance Auth, NM, Rev,
190,000	(FHLMC), (FNMA), (GNMA) 3.75%, 01/01/2050	189,901
40,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	40,123
		230,024
	New York - 5.2%
100,000	Build NYC Resource Corp., NY, Rev 5.00%, 12/15/2031	99,380
	Metropolitan Transportation Auth, NY, Rev
150,000	5.00%, 11/15/2027	151,645
330,000	5.00%, 11/15/2030	333,459
180,000	New York Liberty Dev Corp., NY, Rev 0.95%, 11/15/2027	171,238
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.9% - (continued)
	New York - 5.2% - (continued)
$ 500,000	New York State Dormitory Auth, NY, Rev 5.00%, 03/15/2030	$546,152
200,000	New York Transportation Dev Corp., NY, Rev 5.00%, 12/01/2026	201,885
500,000	Triborough Bridge & Tunnel Auth, NY, Rev 5.00%, 11/15/2028	531,036
		2,034,795
	North Carolina - 1.4%
120,000	North Carolina Housing Finance Agency, NC, Rev, (FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2056	134,367
	North Carolina Medical Care Commission, NC, Rev
350,000	3.20%, 11/01/2030	348,299
35,000	3.40%, 10/01/2029	35,091
35,000	4.25%, 10/01/2028	35,016
		552,773
	North Dakota - 0.6%
	North Dakota Housing Finance Agency, ND, Rev
20,000	3.50%, 07/01/2046	19,939
210,000	3.75%, 07/01/2050	209,984
		229,923
	Ohio - 3.7%
300,000	American Municipal Power, Inc., OH, Rev 5.00%, 02/15/2030	323,618
425,000	County of Allen Hospital Facs, OH, Rev 5.00%, 10/01/2051(1)	462,180
145,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	146,342
	State of Ohio, OH, Rev
70,000	2.75%, 01/01/2052(1)	69,637
400,000	5.00%, 01/01/2032	443,380
		1,445,157
	Oregon - 0.3%
100,000	Lincoln County School Dist, OR, GO, (SCH BD GTY) 0.00%, 06/15/2027(4)	101,704
20,000	State of Oregon Housing & Community Services Department, OR, Rev 3.50%, 07/01/2048	19,977
		121,681
	Pennsylvania - 4.9%
110,000	Doylestown Hospital Auth, PA, Rev 5.00%, 07/01/2031(2)	116,208
400,000	General Auth of Southcentral Pennsylvania, PA, Rev 5.00%, 06/01/2029	426,418
375,000	Lancaster School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.00%, 06/01/2030	406,766
200,000	Pennsylvania Economic Dev Financing Auth Parking System, PA, Rev, (AG) 5.00%, 01/01/2029	210,856
130,000	Pennsylvania Housing Finance Agency, PA, Rev 3.00%, 10/01/2051	128,813
600,000	School Dist of Philadelphia, PA, GO, (ST AID WITHHLDG) 5.00%, 09/01/2029	639,676
		1,928,737
	Puerto Rico - 2.5%
500,000	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	509,233
	Puerto Rico Sales Tax Financing Corp., PR, Rev
250,000	0.00%, 07/01/2027(3)	240,910
244,000	0.00%, 07/01/2029(3)	219,830
		969,973
The accompanying notes are an integral part of these financial statements.

65

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.9% - (continued)
	Rhode Island - 4.1%
$ 400,000	Providence Public Building Auth, RI, Rev, (AG) 5.00%, 09/15/2031	$436,954
	Rhode Island Health & Educational Building Corp., RI, Rev,
300,000	(AG), (ST AID WITHHLDG) 5.00%, 05/15/2029	319,570
345,000	(BAM), (ST AID WITHHLDG) 5.00%, 05/15/2030	375,098
100,000	(AG) 5.00%, 07/01/2030	106,628
350,000	Rhode Island Student Loan Auth, RI, Rev 5.00%, 12/01/2027	359,945
		1,598,195
	South Carolina - 0.8%
45,000	South Carolina Jobs-Economic Dev Auth, SC, Rev 4.00%, 12/01/2030	45,109
235,000	South Carolina State Housing Finance & Dev Auth, SC, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	265,195
		310,304
	South Dakota - 1.4%
	South Dakota Housing Dev Auth, SD, Rev,
30,000	(FHLMC), (FNMA), (GNMA) 4.00%, 05/01/2039	29,974
70,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	74,044
400,000	(FHLMC), (FNMA), (GNMA) 6.25%, 11/01/2056	441,836
		545,854
	Tennessee - 0.6%
100,000	Metropolitan Nashville Airport Auth, TN, Rev 5.00%, 07/01/2026	100,276
100,000	Tennessee Energy Acquisition Corp., TN, Rev 5.00%, 11/01/2032	106,505
	Tennessee Housing Dev Agency, TN, Rev
20,000	3.50%, 07/01/2045	19,985
20,000	3.50%, 01/01/2048	19,973
		246,739
	Texas - 11.0%
870,000	Central Texas Turnpike System, TX, Rev, (AMBAC) 0.00%, 08/15/2026(3)	862,282
350,000	City of Dallas Hotel Occupancy Tax, TX, Rev 4.00%, 08/15/2027	350,965
30,000	City of Houston Hotel Occupancy Tax & Special, TX, Rev 4.00%, 09/01/2026	30,117
	City of San Antonio Electric & Gas Systems, TX, Rev
150,000	3.00%, 02/01/2055(1)	149,132
135,000	3.08%, 02/01/2055(1)	134,880
150,000	Clifton Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2030	161,585
200,000	County of Fort Bend Toll Road, TX, Rev, (AG) 5.00%, 03/01/2032	221,688
400,000	East Montgomery County Improvement Dist Sales Tax, TX, Rev, (AG) 5.00%, 08/15/2029	426,597
400,000	El Paso County Hospital Dist, TX, GO, (AG) 5.00%, 02/15/2030	429,168
50,000	Fort Bend Independent School Dist, TX, GO, (PSF-GTD) 3.80%, 08/01/2055(1)	50,898
100,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2028	103,695
35,000	New Hope Cultural Education Facs Finance Corp., TX, Rev 4.25%, 10/01/2030	34,703
500,000	North Texas Tollway Auth, TX, Rev 5.00%, 01/01/2027	507,303
300,000	San Antonio Water System, TX, Rev 1.00%, 05/01/2043(1)	296,532
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.9% - (continued)
	Texas - 11.0% - (continued)
$ 350,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2027		$360,127
200,000	Texas Municipal Gas Acquisition & Supply Corp. VI, TX, Rev 5.00%, 01/01/2031		211,842
			4,331,514
	Utah - 0.7%
130,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033		131,389
135,000	Downtown Revitalization Public Infrastructure Dist, UT, Rev, (AG) 5.00%, 06/01/2032		149,767
			281,156
	Virginia - 0.2%
70,000	Virginia Beach Dev Auth, VA, Rev 5.38%, 09/01/2029		70,385
	Washington - 2.5%
	King County Housing Auth, WA, Rev
100,000	5.00%, 01/01/2030		105,660
100,000	5.00%, 07/01/2030		106,271
100,000	5.00%, 07/01/2031		106,626
500,000	Port of Seattle, WA, Rev 5.00%, 08/01/2028		523,151
45,000	Seattle Housing Auth, WA, Rev 5.00%, 12/01/2029		47,030
100,000	Washington State Housing Finance Commission, WA, Rev, (BAM) 5.00%, 07/01/2031(2)		107,598
			996,336
	Wisconsin - 4.7%
	Public Finance Auth, WI, Rev
500,000	3.30%, 10/01/2046(1)		500,120
60,000	3.63%, 06/15/2063(1)		59,694
225,000	(AG) 4.00%, 07/01/2026		225,240
70,000	4.00%, 10/01/2027		70,790
235,000	5.00%, 11/15/2030		251,040
150,000	State of Wisconsin, WI, GO 5.00%, 05/01/2029(5)		157,178
500,000	Wisconsin Center Dist, WI, Rev, (AG) 0.00%, 12/15/2031(3)		413,816
180,000	Wisconsin Health & Educational Facs Auth, WI, Rev 3.27%, 08/15/2054, SIFMA Municipal Swap Index + 0.18%(1)		179,750
			1,857,628
	Wyoming - 0.2%
65,000	Wyoming Community Dev Auth, WY, Rev 6.00%, 12/01/2054		70,238
	Total Municipal Bonds (cost $37,925,981)		$38,079,038
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
169,175	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $169,192; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $172,750		$169,175
	Total Short-Term Investments (cost $169,175)		$169,175
	Total Investments (cost $38,095,156)	97.4%	$38,248,213
	Other Assets and Liabilities	2.6%	1,039,907
	Net Assets	100.0%	$39,288,120
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The accompanying notes are an integral part of these financial statements.

66

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$726,200, representing 1.8% of net assets.

(3)	Security is a zero-coupon bond.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $157,801 at April 30, 2026.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$38,079,038	$—	$38,079,038	$—
Short-Term Investments	169,175	—	169,175	—
Total	$38,248,213	$—	$38,248,213	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

67

Hartford Schroders Core Fixed Income Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5%
	Asset-Backed - Finance & Insurance - 0.5%
$ 334,000	Carlyle U.S. CLO Ltd. Series 2026-2A, 4.82%, 04/20/2039, 3 mo. USD Term SOFR + 1.16%(1)(2)	$334,075
	Whole Loan Collateral CMO - 0.0%
13,076	Towd Point Mortgage Trust Series 2017-4, 2.75%, 06/25/2057(1)(2)	12,872
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $347,147)	$346,947
CORPORATE BONDS - 32.9%
	Aerospace & Defense - 0.1%
92,000	Boeing Co. 6.53%, 05/01/2034	$100,613
	Agriculture - 0.2%
172,000	BAT Capital Corp. 4.63%, 03/22/2033	168,551
	Auto Manufacturers - 2.0%
	General Motors Financial Co., Inc.
361,000	1.50%, 06/10/2026	359,879
169,000	5.60%, 06/18/2031	173,801
102,000	5.63%, 04/04/2032	104,632
112,000	5.75%, 02/08/2031	115,829
542,000	Hyundai Capital America 1.50%, 06/15/2026(1)	540,091
200,000	Stellantis Finance U.S., Inc. 6.45%, 03/18/2035(1)	199,717
		1,493,949
	Beverages - 1.0%
620,000	Bacardi Ltd./Bacardi-Martini BV 5.40%, 06/15/2033(1)	614,470
163,000	Bacardi-Martini BV 6.00%, 02/01/2035(1)	166,438
		780,908
	Commercial Banks - 9.2%
	Bank of America Corp.
236,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.21% thereafter)(2)	210,249
367,000	3.25%, 10/21/2027	362,667
284,000	3.85%, 03/08/2037, (3.85% fixed rate until 03/08/2032; 5 yr. USD CMT + 2.00% thereafter)(2)	263,810
1,098,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(2)	1,106,153
	Barclays PLC
310,000	4.52%, 02/24/2032, (4.52% fixed rate until 02/24/2031; 6 mo. USD SOFR + 1.14% thereafter)(2)	303,444
200,000	5.37%, 02/25/2031, (5.37% fixed rate until 02/25/2030; 6 mo. USD SOFR + 1.23% thereafter)(2)	203,590
302,000	6.50%, 09/13/2027, (6.50% fixed rate until 09/13/2026; 6 mo. USD SOFR + 1.88% thereafter)(2)	304,196
	Citigroup, Inc.
333,000	3.20%, 10/21/2026	331,499
126,000	5.41%, 09/19/2039, (5.41% fixed rate until 09/19/2034; 5 yr. USD CMT + 1.73% thereafter)(2)	123,840
191,000	5.83%, 02/13/2035, (5.83% fixed rate until 02/13/2034; 6 mo. USD SOFR + 2.06% thereafter)(2)	194,559
494,000	6.02%, 01/24/2036, (6.02% fixed rate until 01/24/2035; 6 mo. USD SOFR + 1.83% thereafter)(2)	507,147
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.9% - (continued)
	Commercial Banks - 9.2% - (continued)
$ 228,000	Deutsche Bank AG 4.47%, 12/10/2031, (4.47% fixed rate until 12/10/2030; 6 mo. USD SOFR + 1.10% thereafter)(2)	$224,382
200,000	HSBC Holdings PLC 4.68%, 03/10/2032, (4.68% fixed rate until 03/10/2031; 6 mo. USD SOFR + 1.21% thereafter)(2)	197,706
	JP Morgan Chase & Co.
96,000	5.19%, 02/05/2037, (5.19% fixed rate until 02/05/2036; 6 mo. USD SOFR + 1.30% thereafter)(2)	94,441
123,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(2)	124,781
544,000	Lloyds Banking Group PLC 1.63%, 05/11/2027, (1.63% fixed rate until 05/11/2026; 1 yr. USD CMT + 0.85% thereafter)(2)	543,565
390,000	Macquarie Group Ltd. 1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(2)	385,627
301,000	NatWest Group PLC 1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 1 yr. USD CMT + 0.90% thereafter)(2)	299,951
265,000	Santander U.K. Group Holdings PLC 5.14%, 09/22/2036, (5.14% fixed rate until 09/22/2035; 6 mo. USD SOFR + 1.58% thereafter)(2)	256,589
557,000	Societe Generale SA 5.40%, 04/10/2037, (5.40% fixed rate until 04/10/2036; 6 mo. USD SOFR + 1.60% thereafter)(1)(2)	543,963
281,000	State Street Corp. 5.09%, 04/24/2037, (5.09% fixed rate until 04/24/2036; 6 mo. USD SOFR + 1.20% thereafter)(2)	278,686
		6,860,845
	Diversified Financial Services - 0.8%
161,000	Aircastle Ltd./Aircastle Ireland DAC 5.75%, 10/01/2031(1)	165,066
136,000	Aviation Capital Group LLC 4.25%, 04/30/2029(1)	134,076
200,000	Avolon Holdings Funding Ltd. 5.75%, 11/15/2029(1)	204,904
85,272	MMH Master LLC 6.38%, 02/01/2034(1)	87,760
		591,806
	Electric - 3.8%
447,000	Comision Federal de Electricidad 6.05%, 01/28/2034(1)	441,359
426,000	ENEL Finance International NV 5.00%, 09/30/2035(1)	414,621
194,000	Entergy Mississippi LLC 5.05%, 04/15/2036	190,795
200,000	NYSEG Storm Funding LLC 5.16%, 05/01/2035	202,384
514,000	Public Service Enterprise Group, Inc. 1.60%, 08/15/2030	453,186
541,957	Swepco Storm Recovery Funding LLC 4.88%, 09/01/2041	537,326
	Vistra Operations Co. LLC
392,000	5.25%, 04/30/2033(1)	390,609
201,000	5.35%, 01/31/2036(1)	196,300
		2,826,580
	Entertainment - 0.8%
600,000	Flutter Treasury DAC 5.88%, 06/04/2031(1)	597,756
	Food - 0.5%
399,000	Flowers Foods, Inc. 6.20%, 03/15/2055	337,083
	Healthcare - Services - 0.2%
135,000	Orlando Health Obligated Group 5.48%, 10/01/2035	139,096
The accompanying notes are an integral part of these financial statements.

68

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.9% - (continued)
	Household Products - 0.5%
$ 392,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 5.60%, 01/15/2031(1)	$381,356
	Insurance - 3.2%
2,000	Aflac, Inc. 6.45%, 08/15/2040	2,180
524,000	Belrose Funding Trust II 6.79%, 05/15/2055(1)	528,912
	Equitable Financial Life Global Funding
258,000	1.40%, 08/27/2027(1)	247,628
400,000	5.00%, 03/27/2030(1)	402,218
207,000	Lincoln Financial Global Funding 5.30%, 01/13/2030(1)	209,932
201,000	Manulife Financial Corp. 4.99%, 12/11/2035	197,760
340,000	Mutual of Omaha Cos Global Funding 5.00%, 04/01/2030(1)	343,292
464,000	Peachtree Corners Funding Trust II 6.01%, 05/15/2035(1)	478,519
		2,410,441
	Internet - 2.0%
784,000	Amazon.com, Inc. 4.88%, 03/13/2036	772,501
470,000	Beignet Investor LLC 6.58%, 05/30/2049(1)	485,388
267,000	Meta Platforms, Inc. 6.30%, 05/15/2056	267,411
		1,525,300
	IT Services - 0.4%
282,000	Dell International LLC/EMC Corp. 4.75%, 10/06/2032	278,889
	Leisure Time - 0.3%
254,000	Royal Caribbean Cruises Ltd. 4.75%, 05/15/2033	246,374
	Media - 0.2%
	Charter Communications Operating LLC/Charter Communications Operating Capital
88,000	5.85%, 12/01/2035	85,862
91,000	6.70%, 12/01/2055(3)	85,743
		171,605
	Mining - 0.9%
394,000	Anglo American Capital PLC 4.63%, 03/19/2031(1)	389,650
246,000	Corp. Nacional del Cobre de Chile 5.53%, 01/30/2037(1)	244,253
		633,903
	Oil & Gas - 1.0%
212,000	Harbour Energy PLC 6.33%, 04/01/2035(1)	218,043
	HF Sinclair Corp.
327,000	5.50%, 09/01/2032	330,903
221,000	5.75%, 01/15/2031	226,356
		775,302
	Pharmaceuticals - 0.3%
249,000	Viatris, Inc. 3.85%, 06/22/2040	191,258
	Pipelines - 1.2%
278,000	Enbridge, Inc. 5.55%, 06/20/2035	284,077
346,000	Energy Transfer LP 5.60%, 09/01/2034	353,070
264,000	Williams Cos., Inc. 5.15%, 03/15/2036	260,196
		897,343
	Real Estate Investment Trusts - 1.9%
	Cousins Properties LP
333,000	5.25%, 07/15/2030	338,171
55,000	5.38%, 02/15/2032	55,612
340,000	GLP Capital LP/GLP Financing II, Inc. 5.63%, 03/01/2036(3)	334,141
166,000	Highwoods Realty LP 5.35%, 01/15/2033	164,424
525,000	Omega Healthcare Investors, Inc. 5.20%, 07/01/2030	528,998
		1,421,346
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.9% - (continued)
	Semiconductors - 0.4%
$ 322,000	Foundry JV Holdco LLC 5.88%, 01/25/2034(1)	$326,812
	Software - 0.7%
225,000	Fidelity National Information Services, Inc. 4.80%, 03/10/2031	223,797
	Oracle Corp.
275,000	3.80%, 11/15/2037	217,452
85,000	4.13%, 05/15/2045	58,245
46,000	5.88%, 09/26/2045	39,619
		539,113
	Telecommunications - 1.2%
637,000	QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC 5.70%, 04/15/2036(1)	619,546
246,000	Road Michigan Property Owner I LLC 7.50%, 03/30/2045(1)	246,000
		865,546
	Transportation - 0.1%
82,000	Ryder System, Inc. 4.30%, 12/01/2030	80,993
	Total Corporate Bonds (cost $24,657,077)	$24,642,768
FOREIGN GOVERNMENT OBLIGATIONS - 2.7%
	Mexico - 2.7%
559,000	Eagle Funding Luxco SARL 5.50%, 08/17/2030(1)	$563,304
	Mexico Government International Bonds
200,000	5.38%, 03/22/2033	196,110
378,000	5.63%, 02/09/2034	373,150
416,000	6.63%, 01/29/2038	428,605
237,000	6.88%, 05/13/2037	249,905
238,000	7.38%, 05/13/2055	252,637
	Total Foreign Government Obligations (cost $2,025,793)	$2,063,711
MUNICIPAL BONDS - 8.2%
	Single Family Housing - 6.1%
95,000	Florida Housing Finance Corp., FL, Rev, (FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2055	$99,553
	Illinois Housing Dev Auth, IL, Rev,
435,000	(FHLMC), (FNMA), (GNMA) 6.00%, 04/01/2054	450,883
990,000	(FHLMC), (FNMA), (GNMA) 6.25, 10/01/2054	1,035,726
	Indiana Housing & Community Dev Auth, IN, Rev,
100,000	(FHLMC), (FNMA), (GNMA) 6.00%, 07/01/2054	103,990
100,000	(FHLMC), (FNMA), (GNMA) 6.00%, 07/01/2055	104,015
95,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2054	99,336
115,000	(FHLMC), (FNMA), (GNMA) 6.25%, 07/01/2054	120,072
140,000	(FHLMC), (FNMA), (GNMA) 6.25%, 07/01/2055	147,154
	Iowa Finance Auth, IA, Rev,
380,000	(FHLMC), (FNMA), (GNMA) 6.25, 07/01/2054	397,693
100,000	(FHLMC), (FNMA), (GNMA) 6.25%, 07/01/2055	105,214
100,000	Kentucky Housing Corp., KY, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	106,094
	Nebraska Investment Finance Auth, NE, Rev,
90,000	(FHLMC), (FNMA), (GNMA) 6.25%, 09/01/2047	94,007
85,000	(FHLMC), (FNMA), (GNMA) 6.25%, 09/01/2049	89,071
100,000	(FHLMC), (FNMA), (GNMA) 6.25%, 09/01/2052	105,291
	Nevada Housing Division, NV, Rev,
405,000	(FHLMC), (FNMA), (GNMA) 6.25%, 10/01/2054	423,484
283,440	(FHLMC), (FNMA), (GNMA) 6.25, 10/01/2055	298,893
100,000	Ohio Housing Finance Agency, OH, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 03/01/2056	107,976
650,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA) 6.00, 01/01/2054	675,145
		4,563,597
The accompanying notes are an integral part of these financial statements.

69

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 8.2% - (continued)
	Student Loan - 0.3%
	New Hampshire Health & Education Facs Auth Act, NH, Rev
$ 165,000	5.04%, 11/01/2034	$164,981
75,000	5.34%, 11/01/2044	69,050
		234,031
	Tobacco - 1.3%
1,045,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP) 3.00%, 06/01/2046	959,662
	Utilities - 0.5%
360,000	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.17%, 04/01/2041	361,811
	Total Municipal Bonds (cost $6,031,043)	$6,119,101
U.S. GOVERNMENT AGENCIES - 28.3%
	Mortgage-Backed Agencies - 28.3%
	Federal Home Loan Mortgage Corp. - 7.8%
752,415	3.00%, 09/01/2050	$666,290
160,724	4.85%, 10/25/2054, 30 day USD SOFR Average + 1.20%(2)	162,698
731,094	4.85%, 02/25/2055, 30 day USD SOFR Average + 1.20%(2)	740,074
662,144	4.90%, 05/25/2055, 30 day USD SOFR Average + 1.25%(2)	671,380
745,588	5.00%, 08/01/2052	738,437
970,000	5.50%, 08/01/2055	982,451
1,165,337	5.50%, 02/01/2056	1,171,729
689,999	6.00%, 06/01/2055	709,465
		5,842,524
	Federal National Mortgage Association - 17.1%
476,586	2.00%, 12/01/2050	385,552
338,722	2.00%, 06/01/2051	273,174
540,046	2.00%, 08/01/2051	435,254
880,785	2.50%, 12/01/2051	750,066
710,045	2.50%, 02/01/2052	598,257
1,343,930	2.50%, 03/01/2052	1,132,339
179,803	3.00%, 05/01/2052	157,584
1,286,967	3.00%, 07/01/2052	1,129,571
1,241,716	3.50%, 07/01/2052	1,131,899
763,883	4.00%, 10/01/2052	716,810
615,703	4.50%, 04/01/2054	594,824
632,868	4.50%, 03/01/2056	613,374
613,962	4.75%, 12/25/2054, 30 day USD SOFR Average + 1.10%(2)	619,646
412,338	5.00%, 08/01/2052	408,383
370,407	5.00%, 10/01/2052	366,949
356,184	5.00%, 12/01/2054	351,230
1,951,071	5.00%, 02/01/2056	1,923,229
1,208,035	5.50%, 05/01/2055	1,217,061
		12,805,202
	Government National Mortgage Association - 3.4%
899,493	4.50%, 10/20/2052	874,459
432,834	4.74%, 01/20/2055, 30 day USD SOFR Average + 1.10%(2)	436,723
513,629	5.00%, 04/20/2055	509,868
361,607	5.00%, 05/20/2055	358,959
401,182	5.00%, 08/20/2055	398,245
		2,578,254
	Total U.S. Government Agencies (cost $21,275,626)	$21,225,980
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 23.2%
	U.S. Treasury Securities - 23.2%
	U.S. Treasury Bonds - 10.4%
$ 548,000	1.38%, 11/15/2040		$350,506
219,600	3.00%, 08/15/2052		154,106
1,113,000	3.63%, 02/15/2053		881,922
2,045,000	3.88%, 02/15/2043		1,802,476
663,900	4.00%, 11/15/2052		563,433
360,500	4.13%, 08/15/2053		312,213
521,000	4.25%, 08/15/2054		460,841
52,900	4.50%, 11/15/2054		48,798
162,000	4.63%, 05/15/2054		152,520
569,000	4.63%, 02/15/2055		535,860
1,696,000	4.75%, 11/15/2043		1,660,623
463,000	4.75%, 02/15/2045		450,792
158,000	4.75%, 08/15/2055		152,001
281,600	4.75%, 02/15/2056		271,128
			7,797,219
	U.S. Treasury Notes - 12.8%
276,000	3.38%, 09/15/2028		272,723
338,000	3.50%, 10/15/2028		334,805
308,000	3.50%, 11/15/2028		304,980
1,319,700	3.50%, 12/15/2028		1,306,503
313,000	3.50%, 02/28/2031		306,006
2,135,000	3.88%, 06/15/2028		2,134,333
748,000	3.88%, 03/31/2031		743,033
1,486,200	4.00%, 11/15/2035		1,442,311
598,600	4.13%, 02/15/2036		585,973
1,992,000	4.25%, 03/31/2033		1,997,602
124,700	4.25%, 08/15/2035		123,609
			9,551,878
	Total U.S. Government Securities (cost $18,155,161)		$17,349,097
	Total Long-Term Investments (cost $72,491,847)		$71,747,604
SHORT-TERM INVESTMENTS - 3.1%
	Securities Lending Collateral - 0.5%
344,250	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(4)		$344,250
	U.S. Treasury Securities - 2.6%
	U.S. Treasury Bills - 2.6%
161,000	3.51%, 05/28/2026(5)		160,567
1,826,000	3.58%, 11/27/2026(5)		1,788,249
			1,948,816
	Total Short-Term Investments (cost $2,293,019)		$2,293,066
	Total Investments (cost $74,784,866)	98.9%	$74,040,670
	Other Assets and Liabilities	1.1%	805,925
	Net Assets	100.0%	$74,846,595
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

70

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$11,114,557, representing 14.8% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Current yield as of period end.
(5)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	8	06/30/2026	$1,657,000	$(14,328)
U.S. Treasury 5-Year Note Future	7	06/30/2026	754,852	(11,990)
U.S. Treasury 10-Year Note Future	91	06/18/2026	10,064,031	(174,018)
U.S. Treasury Ultra Bond Future	5	06/18/2026	575,156	(24,073)
Total				$(224,409)
Short position contracts:
U.S. Treasury 10-Year Ultra Future	(15)	06/18/2026	$(1,692,891)	$40,166
Total futures contracts				$(184,243)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$346,947	$—	$346,947	$—
Corporate Bonds	24,642,768	—	24,642,768	—
Foreign Government Obligations	2,063,711	—	2,063,711	—
Municipal Bonds	6,119,101	—	6,119,101	—
U.S. Government Agencies	21,225,980	—	21,225,980	—
U.S. Government Securities	17,349,097	—	17,349,097	—
Short-Term Investments	2,293,066	344,250	1,948,816	—
Futures Contracts(2)	40,166	40,166	—	—
Total	$74,080,836	$384,416	$73,696,420	$—
Liabilities
Futures Contracts(2)	$(224,409)	$(224,409)	$—	$—
Total	$(224,409)	$(224,409)	$—	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

71

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.3%
	Angola - 0.6%
$ 200,000	Azule Energy Finance PLC 8.25%, 01/22/2031(1)	$206,080
	Argentina - 0.5%
150,000	Telecom Argentina SA 8.50%, 01/20/2036(1)	155,018
	Brazil - 4.8%
300,000	Cosan Overseas Ltd. 8.25%, 08/05/2026(2)(3)	290,250
200,000	FS Luxembourg SARL 8.13%, 02/11/2036(1)	185,250
200,000	Nova Securitisation SARL 5.75%, 02/03/2031(1)	194,812
200,000	Raizen Fuels Finance SA 6.45%, 03/05/2034(3)	109,000
256,891	Samarco Mineracao SA 9.50%, 06/30/2031(1)(4)	257,730
76,000	Vale Overseas Ltd. 6.40%, 06/28/2054	78,012
197,340	Yinson Bergenia Production BV 8.50%, 01/31/2045(1)	211,007
194,291	Yinson Boronia Production BV 8.95%, 07/31/2042(3)	214,273
		1,540,334
	Chile - 1.2%
200,000	Antofagasta PLC 5.63%, 09/09/2035(1)	202,730
200,000	Corp. Nacional del Cobre de Chile 5.63%, 10/18/2043(1)	190,115
		392,845
	China - 1.8%
200,000	Lenovo Group Ltd. 6.54%, 07/27/2032(3)	214,982
200,000	Prosus NV 4.19%, 01/19/2032(3)	191,795
200,000	Tencent Holdings Ltd. 4.53%, 04/11/2049(1)	175,370
		582,147
	Colombia - 2.0%
200,000	Banco Davivienda SA 8.13%, 07/02/2035, (8.13% fixed rate until 07/02/2030; 5 yr. USD CMT + 4.59% thereafter)(1)(5)	205,790
170,000	Ecopetrol SA 7.38%, 09/18/2043	158,599
COP 1,033,000,000	Empresas Publicas de Medellin ESP 8.38%, 11/08/2027(1)	261,205
		625,594
	Guatemala - 0.6%
$ 200,000	Threelands Energy Ltd. SARL 7.45%, 10/20/2035(1)	204,780
	Hong Kong - 3.0%
	AIA Group Ltd.
200,000	3.20%, 09/16/2040(3)	153,842
200,000	5.38%, 04/05/2034(1)(6)	204,514
200,000	Elect Global Investments Ltd. 7.20%, 09/11/2030, (7.20% fixed rate until 09/11/2030; 5 yr. USD CMT + 3.28% thereafter)(2)(3)(5)	210,744
200,000	Melco Resorts Finance Ltd. 6.50%, 09/24/2033(1)	197,849
200,000	MTR Corp. CI Ltd. 5.63%, 09/24/2035, (5.63% fixed rate until 09/24/2035; 5 yr. USD CMT + 1.46% thereafter)(2)(3)(5)	208,075
		975,024
	India - 0.6%
200,000	Muthoot Finance Ltd. 6.38%, 03/02/2030(1)	201,433
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.3% - (continued)
	Jamaica - 0.7%
$ 200,000	Digicel International Finance Ltd./Difl U.S. LLC 8.63%, 08/01/2032(1)	$208,060
	Luxembourg - 0.3%
101,000	FORESEA Holding SA 7.50%, 06/15/2030(1)	100,119
	Macau - 0.6%
200,000	Wynn Macau Ltd. 6.75%, 02/15/2034(1)	200,434
	Malaysia - 1.5%
	Petronas Capital Ltd.
200,000	5.34%, 04/03/2035(3)	206,465
270,000	5.85%, 04/03/2055(1)	280,126
		486,591
	Mexico - 9.1%
200,000	Banco Mercantil del Norte SA 7.63%, 01/10/2028, (7.62% fixed rate until 01/10/2028; 10 yr. USD CMT + 5.35% thereafter)(1)(2)(5)(6)	204,461
200,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(5)	220,206
200,000	Cemex SAB de CV 7.20%, 06/10/2030, (7.20% fixed rate until 06/10/2030; 5 yr. USD CMT + 3.52% thereafter)(1)(2)(5)	207,102
197,160	CFE Fibra E 5.88%, 09/23/2040(1)	195,977
	Petroleos Mexicanos
247,000	6.38%, 01/23/2045	204,866
1,038,000	6.75%, 09/21/2047	874,274
672,000	7.69%, 01/23/2050	614,584
200,000	Saavi Energia SARL 8.88%, 02/10/2035(3)	222,460
200,000	Trust 2401 6.39%, 01/15/2050(1)	184,000
		2,927,930
	Morocco - 0.6%
200,000	OCP SA 6.74%, 04/22/2031, (6.74% fixed rate until 04/22/2031; 5 yr. USD CMT + 2.75% thereafter)(1)(2)(5)	199,133
	Pakistan - 0.6%
200,000	Veon Midco BV 3.38%, 11/25/2027(3)	195,087
	Panama - 1.2%
186,702	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(1)	175,500
200,000	C&W Senior Finance Ltd. 9.00%, 01/15/2033(1)	204,887
		380,387
	Peru - 0.5%
143,000	Banco de Credito del Peru SA 6.45%, 07/30/2035, (6.45% fixed rate until 04/30/2030; 5 yr. USD CMT + 2.49% thereafter)(1)(5)	146,361
	Qatar - 0.6%
200,000	Ooredoo International Finance Ltd. 4.50%, 01/31/2043(3)	180,278
	Russia - 0.0%
200,000	Vnesheconombank Via VEB Finance PLC 6.80%, 11/22/2025(1)(7)(8)	—
	Saudi Arabia - 3.0%
	Gaci First Investment Co.
200,000	5.00%, 09/15/2035(3)	195,798
The accompanying notes are an integral part of these financial statements.

72

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.3% - (continued)
	Saudi Arabia - 3.0% - (continued)
$ 200,000	5.38%, 01/29/2054(3)	$179,984
200,000	Greensaif Pipelines Bidco SARL 6.10%, 08/23/2042(1)	203,513
410,000	Saudi Arabian Oil Co. 5.88%, 07/17/2064(3)	385,858
		965,153
	South Africa - 0.6%
200,000	Anglo American Capital PLC 5.50%, 05/02/2033(1)	204,392
	South Korea - 1.3%
200,000	Hanwha Life Insurance Co. Ltd. 6.30%, 06/24/2055, (6.30% fixed rate until 06/24/2030; 5 yr. USD CMT + 2.29% thereafter)(3)(5)	206,000
200,000	Shinhan Bank Co. Ltd. 5.75%, 04/15/2034(1)	207,599
		413,599
	Taiwan - 0.6%
200,000	Nanshan Life Pte. Ltd. 5.45%, 09/11/2034(3)	194,973
	Thailand - 0.6%
200,000	Bangkok Bank PCL 3.73%, 09/25/2034, (3.73% fixed rate until 09/25/2029; 5 yr. USD CMT + 1.90% thereafter)(1)(5)	189,903
	Turkey - 1.9%
200,000	Akbank TAS 9.37%, 03/14/2029, (9.37% fixed rate until 03/14/2029; 5 yr. USD CMT + 5.27% thereafter)(1)(2)(5)	205,435
200,000	Turkiye Garanti Bankasi AS 8.38%, 02/28/2034, (8.38% fixed rate until 02/28/2029; 5 yr. USD CMT + 4.09% thereafter)(1)(5)	205,049
200,000	WE Soda Investments Holding PLC 9.38%, 02/14/2031(3)	198,743
		609,227
	United Kingdom - 1.3%
	Standard Chartered PLC
200,000	5.40%, 08/12/2036, (5.40% fixed rate until 08/12/2035; 1 yr. USD CMT + 1.20% thereafter)(3)(5)	198,767
200,000	7.63%, 01/16/2032, (7.63% fixed rate until 01/16/2032; 5 yr. USD CMT + 3.02% thereafter)(2)(3)(5)	211,015
		409,782
	United States - 0.6%
200,000	J&F Luxembourg Finance SARL 8.50%, 12/01/2032(1)	200,000
	Venezuela - 1.0%
	Petroleos de Venezuela SA
204,500	5.38%, 04/12/2027(3)(7)	76,943
136,364	6.00%, 05/16/2024(3)(7)	53,509
211,000	9.75%, 05/17/2035(1)(7)	99,434
195,000	12.75%, 02/17/2022(1)(7)	99,840
		329,726
	Zambia - 0.6%
200,000	First Quantum Minerals Ltd. 6.38%, 02/15/2036(1)	196,614
	Total Corporate Bonds (cost $13,593,862)	$13,621,004
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 46.9%
	Angola - 2.6%
	Angola Government International Bonds
$ 400,000	8.75%, 04/14/2032(1)	$417,006
200,000	9.24%, 01/15/2031(1)	213,075
200,000	9.38%, 05/08/2048(1)	194,601
		824,682
	Argentina - 0.9%
397,887	Argentina Republic Government International Bonds 4.13%, 07/09/2035(9)	296,426
	Brazil - 6.9%
	Brazil Government International Bonds
200,000	6.25%, 05/22/2036	198,900
200,000	7.25%, 01/12/2056	200,780
	Brazil Notas do Tesouro Nacional
BRL 4,219,000	10.00%, 01/01/2027	831,794
849,000	10.00%, 01/01/2029	158,479
1,500,000	10.00%, 01/01/2031	266,178
3,500,000	10.00%, 01/01/2037	564,662
		2,220,793
	Colombia - 2.9%
$ 230,000	Colombia Government International Bonds 7.75%, 11/07/2036	242,305
	Colombia TES
COP 1,002,000,000	11.00%, 08/22/2029	254,247
865,600,000	11.50%, 07/25/2046	210,193
821,600,000	12.75%, 11/28/2040	219,692
		926,437
	Ecuador - 3.4%
	Ecuador Government International Bonds
$ 75,199	6.90%, 07/31/2035(3)(9)	69,258
487,000	8.75%, 01/29/2034(1)	496,740
500,000	9.25%, 01/29/2039(1)	517,500
		1,083,498
	Egypt - 1.9%
	Egypt Government Bonds
EGP 800,000	21.33%, 05/06/2028	14,725
6,224,000	22.58%, 01/07/2028	115,058
15,462,000	25.32%, 08/13/2027	289,205
$ 200,000	Egypt Government International Bonds 8.88%, 05/29/2050(3)	187,047
		606,035
	Guatemala - 0.7%
200,000	Guatemala Government Bonds 6.25%, 08/15/2036(1)	209,900
	Hungary - 3.7%
	Hungary Government Bonds
HUF 41,980,000	6.25%, 09/23/2037	136,976
95,660,000	6.75%, 07/23/2031	319,338
76,480,000	7.00%, 10/24/2035	263,925
	Hungary Government International Bonds
$ 220,000	6.00%, 09/26/2035(3)	229,025
220,000	6.75%, 09/25/2052(3)	237,211
		1,186,475
	Ivory Coast - 1.3%
401,000	Ivory Coast Government International Bonds 8.08%, 04/01/2036(1)	425,161
	Malaysia - 1.6%
	Malaysia Government Bonds
MYR 576,000	3.76%, 05/22/2040	143,778
270,000	3.89%, 08/15/2029	69,348
380,000	4.07%, 06/15/2050	96,236
160,000	4.46%, 03/31/2053	42,896
The accompanying notes are an integral part of these financial statements.

73

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 46.9% - (continued)
	Malaysia - 1.6% - (continued)
MYR 266,000	4.50%, 04/30/2029	$69,427
369,000	4.70%, 10/15/2042	101,312
		522,997
	Mexico - 4.7%
	Mexico Bonos
MXN 2,260,000	7.75%, 11/13/2042	108,603
2,240,000	8.00%, 11/07/2047	108,281
2,320,000	8.00%, 07/31/2053	111,042
2,270,000	8.00%, 04/29/2055	108,039
8,185,700	10.00%, 11/20/2036	492,742
$ 600,000	Mexico Government International Bonds 6.13%, 02/09/2038	591,810
		1,520,517
	Nigeria - 3.1%
	Nigeria Government International Bonds
200,000	9.13%, 01/13/2046(1)	220,584
200,000	10.38%, 12/09/2034(3)	239,607
	Nigeria OMO Bills
NGN 134,000,000	18.46%, 05/26/2026(10)	96,204
282,560,000	18.59%, 06/02/2026(10)	201,966
76,478,000	19.16%, 05/12/2026(10)	55,358
288,390,000	19.53%, 08/25/2026(10)	197,618
		1,011,337
	Oman - 1.4%
	Oman Government International Bonds
$ 200,000	6.50%, 03/08/2047(3)	213,790
200,000	7.00%, 01/25/2051(1)	225,814
		439,604
	Paraguay - 1.7%
	Paraguay Government International Bonds
200,000	6.10%, 08/11/2044(1)	201,200
PYG 347,000,000	7.90%, 02/09/2031(1)	56,471
1,669,000,000	8.50%, 04/04/2038(1)	272,858
		530,529
	Peru - 1.8%
	Peru Government Bonds
PEN 1,366,000	6.90%, 08/12/2037	394,227
611,000	7.60%, 08/12/2039(3)	183,249
		577,476
	Romania - 0.5%
	Romania Government International Bonds
$ 36,000	6.13%, 01/22/2044(3)	33,479
58,000	7.50%, 02/10/2037(1)	61,857
58,000	7.63%, 01/17/2053(3)	61,794
		157,130
	Saudi Arabia - 0.6%
200,000	Saudi Government International Bonds 5.75%, 01/16/2054(1)	192,028
	Senegal - 0.4%
200,000	Senegal Government International Bonds 7.75%, 06/10/2031(3)	119,369
	South Africa - 4.5%
	Republic of South Africa Government Bonds
ZAR 315,000	8.75%, 01/31/2044	17,825
320,000	8.75%, 02/28/2048	18,142
4,160,000	8.88%, 02/28/2035	250,964
1,561,509	9.00%, 01/31/2040	91,624
735,000	9.88%, 03/31/2039	46,033
1,500,000	10.13%, 03/31/2042	95,403
5,900,487	10.88%, 03/31/2038	397,140
1,535,000	11.63%, 03/31/2053	113,228
Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 46.9% - (continued)
	South Africa - 4.5% - (continued)
	Republic of South Africa Government International Bonds
$ 239,000	7.25%, 12/11/2055(1)		$225,240
200,000	7.95%, 11/19/2054(3)		204,428
			1,460,027
	Turkey - 0.7%
	Turkiye Government Bonds
TRY 4,660,000	31.08%, 11/08/2028		93,665
6,449,000	40.88%, 05/17/2028, 1 day TRY TLREF Rate + 0.00%(5)		143,225
			236,890
	Venezuela - 1.6%
	Venezuela Government International Bonds
$ 150,000	9.00%, 05/07/2023(3)(7)		75,000
200,000	9.25%, 05/07/2028(3)(7)		101,500
244,100	11.75%, 10/21/2026(3)(7)		138,771
369,800	11.95%, 08/05/2031(3)(7)		209,861
			525,132
	Total Foreign Government Obligations (cost $14,585,333)		$15,072,443
	Total Long-Term Investments (cost $28,179,195)		$28,693,447
SHORT-TERM INVESTMENTS - 3.5%
	Securities Lending Collateral - 0.1%
42,975	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(11)		$42,975
	U.S. Treasury Securities - 3.4%
	U.S. Treasury Bills - 3.4%
1,100,000	3.60%, 07/23/2026(10)		1,090,877
	Total Short-Term Investments (cost $1,133,853)		$1,133,852
	Total Investments (cost $29,313,048)	92.7%	$29,827,299
	Other Assets and Liabilities	7.3%	2,356,687
	Net Assets	100.0%	$32,183,986
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$11,321,863, representing 35.2% of net assets.

(2)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
The accompanying notes are an integral part of these financial statements.

74

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the aggregate value of these securities was $6,602,230, representing 20.5% of net assets.

(4)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(5)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(7)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(8)	Investment valued using significant unobservable inputs.
(9)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(10)	The rate shown represents current yield to maturity.
(11)	Current yield as of period end.

OTC Credit Default Swap Contracts Outstanding at April 30, 2026
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Abu Dhabi Government International Bonds	MSC	USD	310,000	(1.00%)	06/20/2031	Quarterly	$—	$(7,234)	$(8,587)	$(1,353)
Abu Dhabi Government International Bonds	JPM	USD	320,000	(1.00%)	06/20/2031	Quarterly	—	(6,690)	(8,863)	(2,173)
Qatar Government International Bonds	JPM	USD	310,000	(1.00%)	06/20/2031	Quarterly	—	(6,786)	(9,465)	(2,679)
Qatar Government International Bonds	CITI	USD	320,000	(1.00%)	06/20/2031	Quarterly	—	(6,842)	(9,770)	(2,928)
Total OTC credit default swap contracts							$—	$(27,552)	$(36,685)	$(9,133)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,680,000	BRL	313,949	USD	BOA	05/19/2026	$23,601
3,174,541	BRL	603,296	USD	BOA	06/05/2026	31,929
3,174,541	BRL	603,640	USD	CBK	06/05/2026	31,585
6,530,463	BRL	1,212,218	USD	MSC	06/16/2026	91,135
6,650,000	BRL	1,269,213	USD	BOA	06/26/2026	54,875
83,510,000	CLP	90,581	USD	BOA	06/25/2026	2,233
309,150,000	CLP	338,694	USD	JPM	06/26/2026	4,897
154,290,000	CLP	168,485	USD	BOA	06/26/2026	2,994
167,600,000	CLP	186,367	USD	BOA	07/15/2026	(93)
7,236,447	CNY	1,052,878	USD	JPM	06/23/2026	10,097
4,010,000	CNY	582,849	USD	BOA	06/23/2026	6,187
5,410,000	CNY	789,369	USD	CBK	07/08/2026	6,135
1,828,300,000	COP	478,487	USD	JPM	05/26/2026	20,846
1,553,000,000	COP	411,718	USD	BOA	05/26/2026	12,427
633,390,000	COP	169,836	USD	CBK	06/16/2026	2,398
1,685,690,747	COP	456,332	USD	UBS	06/16/2026	2,049
12,014,574	CZK	573,995	USD	BOA	06/12/2026	4,586
5,660,000	CZK	268,335	USD	CBK	06/25/2026	4,278
2,870,000	CZK	135,630	USD	BOA	07/08/2026	2,622
8,800,000	CZK	421,176	USD	UBS	07/10/2026	2,739
3,788,589	EGP	71,645	USD	CBK	05/06/2026	(1,039)
3,152,776	EGP	60,689	USD	BOA	05/06/2026	(1,932)
11,241,103	EGP	214,935	USD	JPM	05/06/2026	(5,440)
The accompanying notes are an integral part of these financial statements.

75

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
5,859,694	EGP	111,677	USD	BOA	05/21/2026	$(3,240)
8,510,306	EGP	162,534	USD	CBK	05/21/2026	(5,046)
5,052,133	EGP	96,507	USD	CBK	06/01/2026	(3,500)
12,557,867	EGP	240,143	USD	BOA	06/01/2026	(8,961)
170,000	EUR	199,664	USD	BOA	05/26/2026	108
1,705,572	EUR	1,991,448	USD	JPM	06/10/2026	14,117
92,555	EUR	107,577	USD	SSG	06/22/2026	1,317
67,445	EUR	78,293	USD	JPM	06/22/2026	1,057
680,000	EUR	788,005	USD	CBK	07/08/2026	12,581
90,689,136	HUF	274,289	USD	JPM	06/12/2026	17,234
43,950,000	HUF	129,709	USD	MSC	06/25/2026	11,457
246,020,000	HUF	758,582	USD	CBK	07/10/2026	30,930
40,410,000	INR	429,841	USD	JPM	07/02/2026	(6,511)
119,030,000	JPY	758,523	USD	JPM	05/12/2026	2,582
550,750,000	KRW	383,104	USD	JPM	05/26/2026	(11,497)
551,870,000	KRW	378,771	USD	JPM	06/11/2026	(6,249)
498,340,000	KRW	338,090	USD	JPM	07/09/2026	(1,423)
163,220,000	KZT	333,988	USD	BOA	07/03/2026	10,162
166,840,000	KZT	334,014	USD	BOA	10/19/2026	4,736
5,240,000	MXN	292,727	USD	MSC	06/05/2026	6,334
5,693,423	MXN	319,986	USD	BOA	06/05/2026	4,953
11,055,497	MXN	616,620	USD	BOA	06/17/2026	13,694
11,840,000	MXN	661,540	USD	MSC	06/26/2026	12,979
11,880,000	MXN	672,965	USD	UBS	07/10/2026	3,032
3,300,000	MYR	840,053	USD	MSC	06/11/2026	(8,163)
1,490,000	PEN	435,418	USD	JPM	06/05/2026	(11,641)
1,014,942	PEN	294,053	USD	MSC	06/16/2026	(5,588)
1,530,000	PEN	452,663	USD	BOA	06/26/2026	(18,080)
20,000,000	PHP	334,233	USD	UBS	07/08/2026	(9,635)
3,786,525	PLN	1,036,706	USD	JPM	06/12/2026	7,826
1,760,000	PLN	477,644	USD	BOA	06/25/2026	7,849
1,100,000	PLN	298,019	USD	UBS	07/07/2026	5,398
2,700,000	PLN	739,534	USD	UBS	07/10/2026	5,204
1,802,167	RON	410,232	USD	JPM	06/12/2026	(4,351)
850,000	RON	191,949	USD	BOA	06/25/2026	(690)
1,580,000	RON	360,823	USD	CBK	07/14/2026	(5,762)
8,090,000	THB	253,486	USD	JPM	07/09/2026	(3,897)
9,092,902	TRY	195,139	USD	CBK	05/26/2026	1,209
9,345,189	TRY	195,357	USD	CBK	06/23/2026	1,106
7,460,000	ZAR	458,358	USD	JPM	06/12/2026	(11,974)
3,120,000	ZAR	184,563	USD	MSC	06/22/2026	1,982
10,110,000	ZAR	597,406	USD	BOA	07/01/2026	6,643
9,610,000	ZAR	579,540	USD	UBS	07/09/2026	(5,728)
314,984	USD	1,680,000	BRL	JPM	05/19/2026	(22,566)
1,175,386	USD	6,349,082	BRL	JPM	06/05/2026	(95,064)
35,278	USD	190,463	BRL	MSC	06/16/2026	(2,735)
1,193,197	USD	6,340,000	BRL	JPM	06/16/2026	(72,145)
1,235,669	USD	6,650,000	BRL	CBK	06/26/2026	(88,419)
90,871	USD	83,510,000	CLP	BOA	06/25/2026	(1,943)
167,459	USD	154,590,000	CLP	BOA	06/26/2026	(4,353)
338,364	USD	308,850,000	CLP	UBS	06/26/2026	(4,894)
187,766	USD	167,600,000	CLP	UBS	07/15/2026	1,492
49,491	USD	340,000	CNY	CBK	06/23/2026	(452)
1,322,193	USD	9,020,000	CNY	BOA	06/23/2026	(2,771)
38,158	USD	260,000	CNY	CBK	07/08/2026	(73)
890,740	USD	3,381,300,000	COP	BOA	05/26/2026	(32,738)
17,770	USD	67,010,747	COP	CBK	06/16/2026	(452)
597,208	USD	2,252,070,000	COP	BOA	06/16/2026	(15,186)
586,676	USD	2,184,780,000	COP	BOA	07/31/2026	(1,580)
568,641	USD	12,014,574	CZK	BOA	06/12/2026	(9,940)
268,062	USD	5,660,000	CZK	BOA	06/25/2026	(4,551)
135,035	USD	2,870,000	CZK	MSC	07/08/2026	(3,216)
12,982	USD	270,000	CZK	CBK	07/10/2026	(25)
204,042	USD	4,240,000	CZK	JPM	07/10/2026	(208)
206,083	USD	4,290,000	CZK	BOA	07/10/2026	(576)
The accompanying notes are an integral part of these financial statements.

76

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
335,470	USD	18,182,468	EGP	JPM	05/06/2026	$(3,387)
262,466	USD	14,370,000	EGP	JPM	05/21/2026	(3,460)
312,693	USD	17,610,000	EGP	CBK	06/01/2026	(11,495)
200,868	USD	170,000	EUR	BOA	05/26/2026	1,096
195,891	USD	168,638	EUR	JPM	06/10/2026	(2,408)
1,797,363	USD	1,536,934	EUR	MSC	06/10/2026	(9,902)
184,095	USD	160,000	EUR	JPM	06/22/2026	(4,150)
788,313	USD	680,000	EUR	JPM	07/08/2026	(12,272)
268,539	USD	90,689,136	HUF	BOA	06/12/2026	(22,984)
129,914	USD	43,950,000	HUF	JPM	06/25/2026	(11,252)
520,485	USD	163,250,000	HUF	UBS	07/10/2026	(3,407)
257,368	USD	82,770,000	HUF	JPM	07/10/2026	(8,252)
421,486	USD	40,410,000	INR	JPM	07/02/2026	(1,843)
323,928	USD	31,070,000	INR	BOA	08/04/2026	(538)
379,146	USD	58,910,000	JPY	JPM	05/12/2026	2,462
383,441	USD	60,120,000	JPY	BOA	05/12/2026	(980)
376,357	USD	550,750,000	KRW	BOA	05/26/2026	4,751
371,240	USD	551,870,000	KRW	BOA	06/11/2026	(1,283)
320,348	USD	469,520,000	KRW	MSC	07/09/2026	3,151
19,464	USD	28,820,000	KRW	UBS	07/09/2026	(7)
16,188	USD	7,940,000	KZT	JPM	07/03/2026	(554)
105,831	USD	36,300,000	LKR	CBK	01/04/2027	(5,132)
105,797	USD	36,500,000	LKR	CBK	02/02/2027	(5,583)
107,625	USD	36,700,000	LKR	CBK	03/02/2027	(4,098)
104,725	USD	36,130,000	LKR	JPM	04/05/2027	(4,944)
612,595	USD	10,933,423	MXN	BOA	06/05/2026	(11,405)
614,747	USD	11,055,497	MXN	MSC	06/17/2026	(15,567)
658,422	USD	11,840,000	MXN	BOA	06/26/2026	(16,097)
355,608	USD	6,240,000	MXN	CBK	07/10/2026	539
191,540	USD	3,360,000	MXN	JPM	07/10/2026	349
32,632	USD	570,000	MXN	SSG	07/10/2026	198
127,466	USD	505,000	MYR	MSC	06/11/2026	161
436,253	USD	1,490,000	PEN	BOA	06/05/2026	12,476
239,290	USD	830,000	PEN	JPM	06/16/2026	3,388
52,954	USD	184,942	PEN	CBK	06/16/2026	390
439,807	USD	1,530,000	PEN	CBK	06/26/2026	5,224
329,924	USD	20,000,000	PHP	UBS	07/08/2026	5,326
326,082	USD	19,710,000	PHP	BOA	07/23/2026	6,342
1,026,027	USD	3,786,525	PLN	BOA	06/12/2026	(18,506)
477,434	USD	1,760,000	PLN	BOA	06/25/2026	(8,058)
296,039	USD	1,100,000	PLN	MSC	07/07/2026	(7,378)
352,772	USD	1,280,000	PLN	JPM	07/10/2026	(289)
391,255	USD	1,420,000	PLN	SSG	07/10/2026	(422)
405,921	USD	1,802,167	RON	BOA	06/12/2026	40
192,159	USD	850,000	RON	BOA	06/25/2026	900
361,270	USD	1,580,000	RON	BOA	07/14/2026	6,209
249,115	USD	8,090,000	THB	UBS	07/09/2026	(474)
62,965	USD	2,972,586	TRY	UBS	05/26/2026	(1,223)
129,487	USD	6,120,317	TRY	JPM	05/26/2026	(2,672)
192,906	USD	9,345,189	TRY	UBS	06/23/2026	(3,557)
109,032	USD	1,817,318	ZAR	BOA	06/12/2026	289
337,863	USD	5,642,682	ZAR	JPM	06/12/2026	222
182,323	USD	3,120,000	ZAR	SSG	06/22/2026	(4,221)
583,317	USD	10,110,000	ZAR	JPM	07/01/2026	(20,731)
501,688	USD	8,230,000	ZAR	CBK	07/09/2026	10,275
Total foreign currency contracts						$(165,475)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

77

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$13,621,004	$—	$13,621,004	$—
Foreign Government Obligations	15,072,443	—	15,072,443	—
Short-Term Investments	1,133,852	42,975	1,090,877	—
Foreign Currency Contracts(2)	567,383	—	567,383	—
Total	$30,394,682	$42,975	$30,351,707	$—
Liabilities
Foreign Currency Contracts(2)	$(732,858)	$—	$(732,858)	$—
Swaps - Credit Default(2)	(9,133)	—	(9,133)	—
Total	$(741,991)	$—	$(741,991)	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

78

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 0.4%
	Software - 0.4%
$ 2,555,000	Oracle Corp. 4.95%, 02/04/2031	$2,499,261
	Total Corporate Bonds (cost $2,550,939)	$2,499,261
MUNICIPAL BONDS - 81.7%
	Alabama - 7.4%
11,270,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 5.50%, 04/01/2056	$12,191,317
	Black Belt Energy Gas Dist, AL, Rev
1,170,000	5.00%, 07/01/2033	1,228,904
3,120,000	5.00%, 10/01/2033(1)	3,326,848
2,080,000	5.00%, 12/01/2034	2,182,858
2,665,000	5.00%, 12/01/2035	2,823,146
5,775,000	5.25%, 12/01/2053(2)	6,204,895
2,975,000	Energy Southeast A Cooperative Dist, AL, Rev 5.25%, 07/01/2054(2)	3,175,955
	Southeast Energy Auth A Cooperative Dist, AL, Rev
11,970,000	5.00%, 10/01/2030	12,792,325
7,035,000	5.00%, 05/01/2055(2)	7,485,737
		51,411,985
	Arizona - 0.3%
	Arizona Board of Regents, AZ, Rev
435,000	5.00%, 07/01/2045	472,582
450,000	5.00%, 07/01/2046	484,207
1,095,000	Industrial Dev Auth of the City of Tucson, AZ, Rev 4.63%, 06/01/2044	1,106,634
		2,063,423
	Arkansas - 1.6%
	Arkansas Dev Finance Auth, AR, Rev,
3,415,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2055	3,605,466
6,870,000	(FHLMC), (FNMA), (GNMA) 5.50%, 01/01/2056	7,439,435
		11,044,901
	California - 3.6%
	California Community Choice Financing Auth, CA, Rev
4,040,000	5.00%, 03/01/2036	4,223,549
1,365,000	5.00%, 02/01/2054(2)	1,441,574
2,105,000	5.25%, 02/01/2036	2,266,904
9,015,000	California Infrastructure & Economic Dev Bank, CA, Rev 5.25%, 07/01/2054	9,074,310
865,000	Central Valley Energy Auth, CA, Rev 5.00%, 08/01/2034	919,943
7,665,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP) 3.00%, 06/01/2046	7,039,054
		24,965,334
	Colorado - 0.2%
1,320,000	Colorado Housing & Finance Auth, CO, Rev, (FHLMC), (FNMA), (GNMA) 3.50%, 05/01/2050	1,315,517
	Connecticut - 0.5%
430,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/15/2042	432,179
3,205,000	Waterbury Housing Auth, CT, Rev, (HUD), (FHLMC) 4.50%, 02/01/2042	3,226,199
		3,658,378
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 81.7% - (continued)
	District of Columbia - 0.6%
$ 4,230,000	Dist of Columbia Water & Sewer Auth, DC, Rev 4.00%, 10/01/2047	$3,964,278
	Florida - 4.8%
11,440,000	County of Broward Convention Center Hotel, FL, Rev 4.00%, 01/01/2051	10,402,718
2,160,000	Florida Dev Finance Corp., FL, Rev 5.25%, 08/01/2055	2,211,874
	Florida Housing Finance Corp., FL, Rev,
130,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2051	128,560
1,315,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2052	1,297,853
4,035,000	3.15%, 01/01/2044(2)	4,040,711
1,070,000	(FHLMC), (FNMA), (GNMA) 3.50%, 07/01/2051	1,068,654
125,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2049	125,134
220,000	Lee County Housing Finance Auth, FL, Rev 2.65%, 12/01/2047(2)	216,376
5,385,000	Miami-Dade County Housing Finance Auth, FL, Rev, (FNMA), (HUD) 4.88%, 03/01/2046	5,472,254
7,695,000	Orange County Health Facs Auth, FL, Rev 5.25%, 10/01/2056	7,991,261
		32,955,395
	Georgia - 5.7%
	Main Street Natural Gas, Inc., GA, Rev
1,520,000	4.00%, 05/01/2052(2)	1,541,560
11,385,000	5.00%, 12/01/2053(2)	12,143,441
6,650,000	5.00%, 05/01/2054(2)	7,123,374
14,280,000	5.00%, 05/01/2055(2)	15,115,054
3,280,000	5.00%, 06/01/2055(2)	3,524,145
		39,447,574
	Hawaii - 0.2%
1,130,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2049	1,188,852
	Illinois - 1.8%
6,820,000	Chicago O'Hare International Airport, IL, Rev 5.50%, 01/01/2059	7,192,242
	Illinois Housing Dev Auth, IL, Rev
210,000	2.80%, 04/01/2029(2)	208,827
2,250,000	(FHLMC), (FNMA), (GNMA) 3.00%, 04/01/2051	2,220,070
1,445,000	(FHLMC), (FNMA), (GNMA) 3.00%, 10/01/2051	1,425,297
800,000	3.15%, 08/01/2029(2)	801,680
330,000	(FHLMC), (FNMA), (GNMA) 4.50%, 10/01/2048	333,424
90,000	Metropolitan Pier & Exposition Auth, IL, Rev, (NPFG) 0.00%, 06/15/2028(3)	84,220
		12,265,760
	Indiana - 0.7%
	Indiana Housing & Community Dev Auth, IN, Rev,
660,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2050	651,196
165,000	(GNMA) 4.00%, 07/01/2048	165,481
4,255,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2053	4,310,142
		5,126,819
The accompanying notes are an integral part of these financial statements.

79

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 81.7% - (continued)
	Iowa - 0.9%
	Iowa Finance Auth, IA, Rev,
$ 3,730,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	$3,657,921
635,000	(FHLMC), (FNMA), (GNMA) 3.25%, 07/01/2050	630,569
135,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2048	135,358
1,630,000	(FHLMC), (FNMA), (GNMA) 5.25%, 07/01/2053	1,703,877
		6,127,725
	Kentucky - 1.9%
	Kentucky Public Energy Auth, KY, Rev
9,780,000	5.00%, 01/01/2055(2)	10,366,635
2,415,000	5.25%, 06/01/2055(2)	2,554,834
		12,921,469
	Louisiana - 1.5%
155,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	156,028
12,250,000	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev 2.50%, 04/01/2036	10,564,027
		10,720,055
	Maryland - 1.1%
7,730,000	Maryland Community Dev Administration, MD, Rev, (FNMA) 4.35%, 02/01/2044	7,613,292
	Massachusetts - 0.1%
685,000	Commonwealth of Massachusetts, MA, GO 3.00%, 02/01/2048	522,668
	Michigan - 2.4%
	Cedar Springs Public School Dist, MI, GO,
775,000	(Q-SBLF) 4.50%, 05/01/2049	768,895
1,000,000	(Q-SBLF) 5.00%, 05/01/2051	1,037,703
5,225,000	Ferndale Public Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2053	5,394,550
	Grosse Ile Township School Dist, MI, GO,
2,570,000	(Q-SBLF) 5.00%, 05/01/2049	2,661,148
4,165,000	(Q-SBLF) 5.00%, 05/01/2052	4,275,869
2,080,000	Southfield Public Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2053	2,128,653
		16,266,818
	Minnesota - 0.8%
5,340,000	Minnesota Housing Finance Agency, MN, Rev, (FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	5,284,732
	Mississippi - 0.7%
	Mississippi Home Corp., MS, Rev,
590,000	(FHLMC), (FNMA), (GNMA) 3.25%, 12/01/2050	586,965
4,470,000	(FNMA), (HUD) 4.55%, 04/01/2042	4,502,772
		5,089,737
	Missouri - 2.5%
	Missouri Housing Dev Commission, MO, Rev,
1,850,000	(FHLMC), (FNMA), (GNMA) 3.00%, 05/01/2052	1,824,319
1,045,000	(FHLMC), (FNMA), (GNMA) 3.25%, 05/01/2051	1,037,296
615,000	(FHLMC), (FNMA), (GNMA) 3.50%, 11/01/2050	613,215
565,000	(FHLMC), (FNMA), (GNMA) 4.25%, 05/01/2049	567,526
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 81.7% - (continued)
	Missouri - 2.5% - (continued)
$ 485,000	(FHLMC), (FNMA), (GNMA) 4.75%, 05/01/2049	$489,902
5,885,000	Missouri Joint Municipal Electric Utility Commission, MO, Rev 5.25%, 01/01/2056	6,175,565
2,505,000	St. Charles County Francis Howell R-III School Dist, MO, GO 2.00%, 03/01/2037	2,008,449
4,367,834	St. Charles County Industrial Dev Auth, MO, Rev, (FNMA), (HUD) 4.65%, 04/01/2043	4,430,186
		17,146,458
	Nebraska - 0.2%
1,590,000	Nebraska Investment Finance Auth, NE, Rev, (FHLMC), (FNMA), (GNMA) 3.00%, 09/01/2050	1,570,965
	Nevada - 0.6%
	Nevada Housing Division, NV, Rev,
435,000	(FHLMC), (FNMA), (GNMA) 3.00%, 04/01/2051	427,850
370,000	(FHLMC), (FNMA), (GNMA) 4.00%, 10/01/2049	372,206
3,430,000	Reno-Tahoe Airport Auth, NV, Rev 5.25%, 07/01/2054	3,556,409
		4,356,465
	New Jersey - 0.7%
4,660,000	New Jersey Housing & Mortgage Finance Agency, NJ, Rev, (FNMA) 4.55%, 05/01/2041	4,793,701
	New Mexico - 3.8%
	New Mexico Mortgage Finance Auth, NM, Rev,
1,940,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	1,908,943
6,265,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	6,164,293
300,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2050	301,450
9,310,000	(FHLMC), (FNMA), (GNMA) 4.25%, 03/01/2053	9,459,747
7,855,000	(FHLMC), (FNMA), (GNMA) 5.50%, 09/01/2055	8,478,365
		26,312,798
	New York - 4.2%
5,185,000	City of New York, NY, GO 4.00%, 04/01/2050	4,743,594
2,160,000	New York City Municipal Water Finance Auth, NY, Rev 5.00%, 06/15/2046	2,314,453
	New York State Dormitory Auth, NY, Rev
6,075,000	3.00%, 03/15/2038	5,513,579
725,000	5.00%, 03/15/2047	762,905
8,325,000	New York State Housing Finance Agency, NY, Rev, (FHLMC) 3.57%, 05/01/2042(2)	8,369,640
7,180,000	Triborough Bridge & Tunnel Auth Sales Tax, NY, Rev 5.25%, 05/15/2064	7,440,616
		29,144,787
	North Carolina - 0.8%
	Raleigh Housing Auth, NC, Rev
345,000	4.40%, 12/01/2043	346,502
4,890,000	(FNMA) 4.50%, 02/01/2043	4,916,229
		5,262,731
	Ohio - 2.5%
2,395,000	Columbus-Franklin County Finance Auth, OH, Rev, (FNMA) 4.82%, 11/01/2043	2,502,545
	Ohio Housing Finance Agency, OH, Rev
2,165,000	3.00%, 03/01/2052	2,134,559
The accompanying notes are an integral part of these financial statements.

80

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 81.7% - (continued)
	Ohio - 2.5% - (continued)
$ 3,320,000	3.15%, 01/01/2044(2)	$3,317,901
1,510,000	(FHLMC), (FNMA), (GNMA) 3.25%, 03/01/2050	1,497,193
2,255,000	(FHLMC), (FNMA), (GNMA) 4.50%, 09/01/2048	2,273,542
1,160,000	(FNMA), (HUD) 4.55%, 04/01/2041	1,195,902
2,000,000	(FHLMC), (FNMA), (GNMA) 5.00%, 03/01/2052	2,074,367
1,395,000	Ohio Turnpike & Infrastructure Commission, OH, Rev 0.00%, 02/15/2041(3)	781,000
1,555,000	Pickerington Local School Dist, OH, GO 5.00%, 12/01/2053	1,587,706
		17,364,715
	Oklahoma - 0.2%
	Oklahoma Capitol Improvement Auth, OK, Rev
205,000	5.00%, 07/01/2045	221,275
180,000	5.00%, 07/01/2046	192,437
635,000	5.00%, 07/01/2047	672,682
		1,086,394
	Rhode Island - 0.8%
	Rhode Island Health & Educational Building Corp., RI, Rev,
3,160,000	(ST AID WITHHLDG) 4.13%, 05/15/2054	2,934,454
2,855,000	5.25%, 05/15/2054	2,855,114
		5,789,568
	South Carolina - 1.1%
6,095,000	South Carolina Jobs-Economic Dev Auth, SC, Rev 5.25%, 11/01/2054	6,403,451
1,210,000	South Carolina Public Service Auth, SC, Rev, (AG) 5.00%, 12/01/2055	1,236,458
250,000	Tobacco Settlement Management Auth, SC, Rev 6.38%, 05/15/2030	279,641
		7,919,550
	Tennessee - 4.9%
3,460,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 5.25%, 12/01/2054	3,576,194
10,150,000	Cleveland Health & Educational Facs Board, TN, Rev 5.25%, 08/15/2054	10,434,327
3,515,000	County of Putnam, TN, GO 2.00%, 04/01/2037	2,879,662
1,195,000	Knox County Health Educational & Housing Facility Board, TN, Rev, (FNMA) 4.63%, 12/01/2043	1,229,474
5,655,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev, (FNMA) 4.60%, 12/01/2044	5,717,190
1,745,000	Metropolitan Nashville Airport Auth, TN, Rev 5.00%, 07/01/2052	1,779,969
7,910,000	Tennergy Corp., TN, Rev 4.00%, 12/01/2051(2)	8,013,905
320,000	Tennessee Housing Dev Agency, TN, Rev 4.50%, 07/01/2049	322,704
		33,953,425
	Texas - 16.0%
	Arlington Higher Education Finance Corp., TX, Rev,
4,530,000	(PSF-GTD) 4.25%, 12/01/2048	4,241,024
1,655,000	(PSF-GTD) 4.25%, 12/01/2053	1,514,609
3,605,000	(PSF-GTD) 4.38%, 08/15/2052	3,401,628
1,245,000	(PSF-GTD) 5.00%, 08/15/2048	1,286,769
	Bexar County Hospital Dist, TX, GO
3,975,000	4.25%, 02/15/2052	3,664,890
8,700,000	4.25%, 02/15/2053	7,927,072
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 81.7% - (continued)
	Texas - 16.0% - (continued)
$ 710,000	Chapel Hill Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2048	$738,586
2,130,000	City of Dallas Housing Finance Corp., TX, Rev 4.63%, 10/01/2043	2,177,602
885,000	City of Houston Hotel Occupancy Tax & Special, TX, Rev, (AG) 5.00%, 09/01/2046	939,836
745,000	Cleburne Independent School Dist, TX, GO, (PSF-GTD) 3.00%, 02/15/2046	579,881
3,960,000	Clifton Higher Education Finance Corp., TX, Rev, (PSF-GTD) 4.25%, 08/15/2053	3,615,336
4,515,000	College of the Mainland, TX, GO 4.00%, 08/15/2049	4,070,413
8,130,000	Columbia-Brazoria Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2053	7,343,423
1,960,000	Community Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2053	2,017,520
2,340,000	Donna Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 02/15/2053	2,158,000
	Georgetown Independent School Dist, TX, GO,
4,460,000	(PSF-GTD) 2.50%, 08/15/2037	3,864,602
2,395,000	(PSF-GTD) 5.00%, 02/15/2054	2,462,120
1,075,000	Hitchcock Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2048	986,705
3,270,000	Kaufman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2054	3,378,965
	Lamar Consolidated Independent School Dist, TX, GO,
1,900,000	(PSF-GTD) 3.00%, 02/15/2051	1,380,779
5,645,000	(PSF-GTD) 4.00%, 02/15/2048	5,123,446
4,115,000	Lockhart Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/01/2053	3,795,427
385,000	McGregor Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2049	401,184
3,685,000	Montgomery Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	3,446,209
400,000	Newark Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2052	405,666
4,650,000	Prosper Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	4,246,312
2,590,000	Texas City Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2053	2,353,554
	Texas Department of Housing & Community Affairs, TX, Rev,
1,425,000	(GNMA) 3.00%, 01/01/2052	1,400,956
1,115,000	(GNMA) 3.50%, 03/01/2051	1,108,721
615,000	(GNMA) 4.00%, 03/01/2050	620,443
325,000	(GNMA) 4.75%, 03/01/2049	327,722
10,305,000	(GNMA) 5.75%, 01/01/2056	11,301,144
9,265,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(2)	9,877,940
2,370,000	Texas Water Dev Board, TX, Rev 4.80%, 10/15/2052	2,390,805
	White Settlement Independent School Dist, TX, GO,
4,985,000	(PSF-GTD) 4.00%, 08/15/2052	4,494,131
2,125,000	(PSF-GTD) 4.13%, 08/15/2052	1,955,801
		110,999,221
	Virginia - 5.7%
	FHLMC Multifamily VRD Certificates, VA, Rev
23,732,629	4.53%, 11/25/2042(2)	24,014,525
The accompanying notes are an integral part of these financial statements.

81

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 81.7% - (continued)
	Virginia - 5.7% - (continued)
$ 12,926,904	(FHLMC) 4.76%, 08/25/2041(2)	$13,270,669
2,255,000	Hampton Roads Transportation Accountability Commission, VA, Rev 4.00%, 07/01/2052	2,032,461
		39,317,655
	Washington - 0.1%
	Washington State Housing Finance Commission, WA, Rev
595,000	4.00%, 12/01/2048	597,158
420,000	(FHLMC), (FNMA), (GNMA) 4.00%, 06/01/2050	423,171
		1,020,329
	Wisconsin - 0.8%
5,433,014	Public Finance Auth, WI, Rev, (FHLMC) 4.10%, 09/25/2039	5,341,679
	Wyoming - 0.0%
245,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 06/01/2043	245,744
	Total Municipal Bonds (cost $572,676,556)	$565,580,897
U.S. GOVERNMENT AGENCIES - 5.4%
	Mortgage-Backed Agencies - 5.4%
	Federal Home Loan Mortgage Corp. - 5.4%
11,227,994	4.05%, 08/01/2040	$10,882,217
25,550,007	4.70%, 04/25/2042(2)	26,475,078
	Total U.S. Government Agencies (cost $36,956,370)	$37,357,295
U.S. GOVERNMENT SECURITIES - 9.9%
	U.S. Treasury Securities - 9.9%
	U.S. Treasury Notes - 9.9%
21,167,000	3.88%, 03/31/2031	$21,026,438
48,656,500	4.13%, 02/15/2036	47,630,152
	Total U.S. Government Securities (cost $68,997,868)	$68,656,590
	Total Long-Term Investments (cost $681,181,733)	$674,094,043
SHORT-TERM INVESTMENTS - 2.0%
	U.S. Treasury Securities - 2.0%
	U.S. Treasury Bills - 2.0%
3,946,000	3.48%, 01/21/2027(4)	$3,843,058
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.0% - (continued)
	U.S. Treasury Securities - 2.0% - (continued)
	U.S. Treasury Bills - 2.0% - (continued)
$ 10,168,000	3.61%, 10/15/2026(4)		$9,998,544
	Total Short-Term Investments (cost $13,844,950)		$13,841,602
	Total Investments (cost $695,026,683)	99.4%	$687,935,645
	Other Assets and Liabilities	0.6%	4,239,948
	Net Assets	100.0%	$692,175,593
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $3,334,656 at April 30, 2026.
(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a zero-coupon bond.
(4)	The rate shown represents current yield to maturity.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$2,499,261	$—	$2,499,261	$—
Municipal Bonds	565,580,897	—	565,580,897	—
U.S. Government Agencies	37,357,295	—	37,357,295	—
U.S. Government Securities	68,656,590	—	68,656,590	—
Short-Term Investments	13,841,602	—	13,841,602	—
Total	$687,935,645	$—	$687,935,645	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

82

The Hartford Short Duration Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 32.3%
	Asset-Backed - Automobile - 9.4%
$ 4,900,000	AmeriCredit Automobile Receivables Trust Series 2026-1, 4.28%, 11/18/2032(1)	$4,876,311
	ARI Fleet Lease Trust
240,000	Series 2026-A, 4.09%, 11/15/2034(1)	238,341
490,000	Series 2026-A, 4.61%, 11/15/2034(1)	485,477
1,815,000	Series 2024-B, 5.39%, 04/15/2033(1)	1,841,422
1,765,000	Series 2024-B, 5.55%, 04/15/2033(1)	1,793,431
499,120	Bridgecrest Lending Auto Securitization Trust Series 2024-1, 5.43%, 08/15/2028	499,534
	CarMax Auto Owner Trust
1,550,000	Series 2026-1, 4.30%, 03/15/2032	1,540,614
4,500,000	Series 2026-1, 4.54%, 03/15/2032	4,468,436
1,480,000	Series 2025-4, 4.81%, 09/15/2031	1,484,251
2,430,000	Series 2024-4, 4.82%, 05/15/2030	2,450,503
2,180,000	Series 2024-4, 4.97%, 06/17/2030	2,198,027
3,250,000	Series 2024-3, 5.08%, 02/15/2030	3,283,748
2,500,000	Series 2024-3, 5.28%, 03/15/2030	2,534,403
2,000,000	Series 2024-3, 5.67%, 01/15/2031	2,032,306
	Chase Auto Owner Trust
3,975,000	Series 2024-4A, 5.23%, 04/25/2030(1)	4,025,819
1,545,000	Series 2024-3A, 5.41%, 02/28/2030(1)	1,566,612
3,760,000	Series 2024-3A, 5.87%, 09/25/2031(1)	3,827,657
	Ford Credit Auto Lease Trust
2,825,000	Series 2026-A, 4.20%, 02/15/2030	2,806,906
6,165,000	Series 2024-B, 5.18%, 02/15/2028	6,208,987
	Ford Credit Auto Owner Trust
4,635,000	Series 2025-C, 4.22%, 01/15/2032	4,580,388
5,500,000	Series 2025-2, 4.67%, 02/15/2038(1)(2)	5,495,875
5,266,000	Series 2025-1, 5.01%, 08/15/2037(1)(2)	5,341,736
5,080,000	Series 2024-B, 5.23%, 05/15/2030	5,150,851
825,000	Series 2023-B, 5.71%, 12/15/2030	834,460
1,830,000	Series 2022-D, 6.46%, 05/15/2030	1,842,713
	GM Financial Automobile Leasing Trust
975,000	Series 2026-1, 4.12%, 01/22/2030	968,691
1,500,000	Series 2025-3, 4.60%, 01/21/2030	1,498,477
	GM Financial Consumer Automobile Receivables Trust
1,850,000	Series 2026-1, 4.14%, 06/16/2032	1,828,135
1,875,000	Series 2026-2, 4.64%, 11/16/2033	1,870,367
2,935,000	Series 2024-3, 5.39%, 01/16/2030	2,975,827
8,820,000	Series 2024-3, 5.48%, 02/19/2030	8,945,561
900,000	Series 2023-4, 6.41%, 05/16/2029	920,906
	GM Financial Revolving Receivables Trust
1,500,000	Series 2021-1, 1.67%, 06/12/2034(1)	1,485,360
3,330,000	Series 2023-1, 5.56%, 04/11/2035(1)	3,398,770
2,750,000	GMF Floorplan Owner Revolving Trust Series 2024-1A, 5.33%, 03/15/2029(1)	2,773,058
6,341,196	Huntington Bank Auto Credit-Linked Notes Series 2026-1, 4.50%, 02/20/2034(1)	6,305,202
	Hyundai Auto Lease Securitization Trust
3,020,000	Series 2026-A, 4.16%, 05/15/2030(1)	2,993,301
2,000,000	Series 2025-C, 4.57%, 11/15/2029(1)	2,005,630
7,685,000	Series 2024-C, 4.97%, 02/15/2029(1)	7,743,731
	Hyundai Auto Receivables Trust
4,470,000	Series 2026-A, 4.31%, 06/15/2033	4,404,276
2,385,000	Series 2025-D, 4.36%, 03/15/2032	2,374,759
2,745,000	Series 2025-D, 4.56%, 03/15/2033	2,747,321
1,000,000	Series 2024-C, 4.67%, 01/15/2031	1,006,346
2,920,000	Series 2025-B, 4.72%, 07/15/2030	2,935,937
1,345,000	Series 2024-C, 4.86%, 02/17/2032	1,356,001
2,045,000	Series 2025-B, 4.92%, 07/15/2032	2,055,664
3,645,000	Series 2024-B, 5.04%, 09/16/2030	3,694,116
	Merchants Fleet Funding LLC
2,560,000	Series 2025-1A, 4.91%, 01/20/2039(1)	2,554,785
3,630,000	Series 2025-1A, 5.21%, 01/20/2039(1)	3,619,473
1,385,000	Series 2025-1A, 5.76%, 01/20/2039(1)	1,383,321
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 32.3% - (continued)
	Asset-Backed - Automobile - 9.4% - (continued)
$ 6,000,000	Nissan Auto Lease Trust Series 2025-B, 4.81%, 11/15/2029	$5,997,815
2,000,000	Santander Bank Auto Credit-Linked Notes Series 2025-A, 4.48%, 01/16/2034(1)	1,996,595
	Santander Drive Auto Receivables Trust
1,590,000	Series 2026-1, 4.26%, 04/15/2032	1,567,532
4,400,000	Series 2024-3, 5.55%, 09/17/2029	4,435,546
3,860,000	Series 2024-3, 5.64%, 08/15/2030	3,918,276
4,380,000	Series 2024-3, 5.97%, 10/15/2031	4,473,499
4,805,000	SCCU Auto Receivables Trust Series 2025-1A, 4.78%, 12/15/2031(1)	4,788,425
	SFS Auto Receivables Securitization Trust
1,885,000	Series 2025-1A, 5.11%, 02/20/2031(1)	1,907,991
4,355,000	Series 2025-1A, 5.20%, 10/20/2032(1)	4,396,552
615,000	Series 2024-1A, 5.38%, 01/21/2031(1)	625,091
102,792	U.S. Bank NA Series 2023-1, 6.79%, 08/25/2032(1)	103,591
	Wheels Fleet Lease Funding LLC
799,000	Series 2026-1, 4.67%, 04/18/2039(1)	796,422
1,057,000	Series 2026-1, 4.93%, 04/18/2039(1)	1,053,562
	World Omni Auto Receivables Trust
3,365,000	Series 2026-A, 4.36%, 12/15/2032	3,325,623
6,590,000	Series 2024-C, 4.68%, 07/15/2030	6,630,271
9,000,000	Series 2024-C, 4.83%, 05/15/2031	9,038,162
1,100,000	World Omni Automobile Lease Securitization Trust Series 2024-A, 5.62%, 09/17/2029	1,109,147
10,000,000	World Omni Select Auto Trust Series 2024-A, 5.35%, 06/17/2030	10,078,030
		211,495,953
	Asset-Backed - Finance & Insurance - 1.8%
10,835,000	Barings CLO Ltd. Series 2023-4A, 5.13%, 01/20/2039, 3 mo. USD Term SOFR + 1.45%(1)(3)	10,840,970
	CCG Receivables Trust
1,097,000	Series 2025-2, 4.68%, 08/15/2034(1)	1,086,669
4,900,000	Series 2025-1, 4.89%, 10/14/2032(1)	4,896,876
1,150,000	Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2026-1A, 5.08%, 03/20/2056(1)	1,138,607
6,350,000	OHA Credit Partners XV Ltd. Series 2017-15A, 5.45%, 04/20/2039, 3 mo. USD Term SOFR + 1.80%(1)(3)	6,350,667
2,890,000	PFS Financing Corp. Series 2026-B, 4.40%, 03/17/2031(1)	2,865,764
9,435,000	RR 44 Ltd. Series 2026-44A, 5.07%, 04/15/2041, 3 mo. USD Term SOFR + 1.40%(1)(3)	9,440,208
3,180,046	Sprite Ltd. Series 2026-1, 5.23%, 03/15/2041(1)	3,117,281
		39,737,042
	Commercial Mortgage-Backed Securities - 3.5%
	BBCMS Mortgage Trust
1,228,485	Series 2020-C7, 2.02%, 04/15/2053	1,166,428
1,000,000	Series 2025-5C38, 5.48%, 11/15/2058	1,019,225
750,000	Series 2026-5C40, 5.53%, 02/15/2059(3)	763,561
1,275,000	Series 2025-5C36, 5.84%, 08/15/2058(3)	1,310,633
5,000,000	Series 2025-5C34, 5.99%, 05/15/2058(3)	5,159,832
2,250,000	Series 2024-5C27, 6.41%, 07/15/2057(3)	2,330,414
	Benchmark Mortgage Trust
7,800,000	Series 2025-V17, 5.42%, 09/15/2058(3)	7,895,704
3,190,000	Series 2026-V20, 5.44%, 02/15/2059	3,234,125
2,000,000	Series 2024-V9, 6.06%, 08/15/2057(3)	2,055,054
The accompanying notes are an integral part of these financial statements.

83

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 32.3% - (continued)
	Commercial Mortgage-Backed Securities - 3.5% - (continued)
$ 2,170,000	BSTN Commercial Mortgage Trust Series 2025-HUB, 5.06%, 04/13/2041(1)(3)	$2,166,464
	BX Commercial Mortgage Trust
3,535,000	Series 2026-LP3, 5.20%, 04/15/2043, 1 mo. USD Term SOFR + 1.55%(1)(3)	3,542,733
1,530,000	Series 2026-CSMO, 5.35%, 02/15/2043, 1 mo. USD Term SOFR + 1.70%(1)(3)	1,532,280
2,565,000	Series 2026-LP3, 5.40%, 04/15/2043, 1 mo. USD Term SOFR + 1.75%(1)(3)	2,571,413
1,500,000	Series 2026-CSMO, 5.65%, 02/15/2043, 1 mo. USD Term SOFR + 2.00%(1)(3)	1,506,365
3,200,000	Series 2026-LP3, 6.00%, 04/15/2043, 1 mo. USD Term SOFR + 2.35%(1)(3)	3,209,000
1,874,314	MF1 Ltd. Series 2022-FL8, 5.01%, 02/19/2037, 1 mo. USD Term SOFR + 1.35%(1)(3)	1,874,308
5,500,000	Morgan Stanley Capital I Trust Series 2014-150E, 3.91%, 09/09/2032(1)	5,171,973
9,000,000	ROCK Trust Series 2024-CNTR, 7.11%, 11/13/2041(1)	9,420,418
9,500,000	SG Commercial Mortgage Securities Trust Series 2020-COVE, 2.63%, 03/15/2037(1)	9,119,456
	SLG Office Trust
985,000	Series 2026-OMA, 5.16%, 04/15/2041(1)(3)	989,386
715,000	Series 2026-OMA, 5.45%, 04/15/2041(1)(3)	717,854
3,395,000	Series 2026-OMA, 5.79%, 04/15/2041(1)(3)	3,419,910
2,715,000	Wells Fargo Commercial Mortgage Trust Series 2026-5C8, 5.25%, 03/15/2059	2,722,387
5,345,000	Wells Fargo NA Series 2026-5YR20, 5.34%, 02/15/2059	5,407,827
		78,306,750
	Other Asset-Backed Securities - 9.9%
500,000	AGL CLO 5 Ltd. Series 2020-5A, 5.53%, 01/20/2039, 3 mo. USD Term SOFR + 1.85%(1)(3)	500,193
10,975,000	AIMCO CLO 24 Ltd. Series 2025-24A, 5.53%, 04/19/2038, 3 mo. USD Term SOFR + 1.85%(1)(3)	10,993,262
10,000,000	AMSR Trust Series 2024-SFR1, 4.29%, 07/17/2041(1)(2)	9,604,127
705,000	Amur Equipment Finance Receivables XIII LLC Series 2024-1A, 5.37%, 01/21/2031(1)	714,499
2,750,000	Apidos CLO XXVIII Ltd. Series 2017-28A, 5.33%, 10/20/2038, 3 mo. USD Term SOFR + 1.65%(1)(3)	2,757,535
900,214	Aqua Finance Trust Series 2021-A, 1.54%, 07/17/2046(1)	824,723
500,000	Ares LXVII CLO Ltd. Series 2022-67A, 5.37%, 01/25/2038, 3 mo. USD Term SOFR + 1.70%(1)(3)	498,749
	Bain Capital Credit CLO Ltd.
9,250,000	Series 2022-4A, 5.73%, 10/16/2037, 3 mo. USD Term SOFR + 2.05%(1)(3)	9,247,928
3,600,000	Series 2024-2A, 6.17%, 07/15/2037, 3 mo. USD Term SOFR + 2.50%(1)(3)	3,596,098
	Castlelake Aircraft Structured Trust
6,746,650	Series 2025-1A, 5.78%, 02/15/2050(1)	6,810,129
1,894,732	Series 2025-1A, 6.50%, 02/15/2050(1)	1,906,448
1,801,000	CCG Receivables Trust Series 2025-1, 4.69%, 10/14/2032(1)	1,802,976
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 32.3% - (continued)
	Other Asset-Backed Securities - 9.9% - (continued)
$ 1,144,103	CF Hippolyta Issuer LLC Series 2020-1, 2.28%, 07/15/2060(1)	$702,428
	Dext ABS LLC
3,427,000	Series 2025-2, 4.66%, 04/15/2036(1)	3,409,516
2,830,000	Series 2025-2, 4.89%, 04/15/2036(1)	2,814,618
5,760,000	Series 2025-2, 5.45%, 10/15/2036(1)	5,763,692
10,000,000	Elmwood CLO 19 Ltd. Series 2022-6A, 5.23%, 10/17/2038, 3 mo. USD Term SOFR + 1.55%(1)(3)	9,994,770
419,322	Falcon Aerospace Ltd. Series 2019-1, 3.60%, 09/15/2039(1)	414,332
3,438,466	Gilead Aviation LLC Series 2025-1A, 6.52%, 03/15/2050(1)	3,432,673
	GreenSky Home Improvement Issuer Trust
1,545,362	Series 2025-1A, 5.69%, 03/25/2060(1)	1,551,737
4,799,262	Series 2025-1A, 6.22%, 03/25/2060(1)	4,822,451
9,000,000	Madison Park Funding LIV Ltd. Series 2022-54A, 5.67%, 10/21/2037, 3 mo. USD Term SOFR + 2.00%(1)(3)	9,008,253
6,750,000	Madison Park Funding XXXIV Ltd. Series 2019-34A, 5.78%, 10/16/2037, 3 mo. USD Term SOFR + 2.10%(1)(3)	6,750,027
6,750,000	Morgan Stanley Eaton Vance CLO Ltd. Series 2022-18A, 5.63%, 10/20/2037, 3 mo. USD Term SOFR + 1.95%(1)(3)	6,752,585
3,054,767	Navigator Aviation Ltd. Series 2025-1, 5.11%, 10/15/2050(1)	2,990,934
997,000	Neuberger Berman CLO XVI-S Ltd. Series 2017-16SA, 5.47%, 04/15/2039, 3 mo. USD Term SOFR + 1.80%(1)(3)	996,359
6,000,000	Neuberger Berman Loan Advisers CLO 24 Ltd. Series 2017-24A, 5.43%, 10/19/2038, 3 mo. USD Term SOFR + 1.75%(1)(3)	6,009,990
3,000,000	Neuberger Berman Loan Advisers CLO 31 Ltd. Series 2019-31A, 5.43%, 01/20/2039, 3 mo. USD Term SOFR + 1.75%(1)(3)	2,999,940
3,630,000	Neuberger Berman Loan Advisers CLO 55 Ltd. Series 2024-55A, 6.01%, 04/22/2038, 3 mo. USD Term SOFR + 2.35%(1)(3)	3,630,541
5,259,132	NYCTL Trust Series 2025-A, 4.84%, 11/10/2038(1)	5,226,331
1,000,000	OCP CLO Ltd. Series 2020-8RA, 5.48%, 10/17/2038, 3 mo. USD Term SOFR + 1.80%(1)(3)	998,066
6,000,000	Octagon Investment Partners 42 Ltd. Series 2019-3A, 5.77%, 07/15/2037, 3 mo. USD Term SOFR + 2.10%(1)(3)	5,995,788
815,000	OHA Credit Funding 6 Ltd. Series 2020-6A, 5.53%, 10/20/2037, 3 mo. USD Term SOFR + 1.85%(1)(3)	814,452
7,750,000	OHA Credit Partners XV Ltd. Series 2017-15A, 6.03%, 04/20/2037, 3 mo. USD Term SOFR + 2.35%(1)(3)	7,740,313
4,950,000	Palmer Square Loan Funding Ltd. Series 2024-3A, 5.11%, 08/08/2032, 3 mo. USD Term SOFR + 1.45%(1)(3)	4,943,035
	Post Road Equipment Finance LLC
3,700,000	Series 2025-1A, 5.13%, 05/15/2031(1)	3,728,684
830,000	Series 2025-1A, 5.43%, 05/15/2031(1)	834,125
2,865,000	Series 2025-1A, 7.08%, 05/17/2032(1)	2,881,281
The accompanying notes are an integral part of these financial statements.

84

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 32.3% - (continued)
	Other Asset-Backed Securities - 9.9% - (continued)
	Progress Residential Trust
$ 2,820,000	Series 2024-SFR4, 3.33%, 07/17/2041(1)	$2,646,506
8,141,032	Series 2025-SFR2, 3.56%, 04/17/2042(1)	7,581,460
2,410,000	Series 2025-SFR1, 3.65%, 02/17/2042(1)	2,263,917
4,400,000	Series 2024-SFR1, 3.75%, 02/17/2041(1)	4,210,580
1,425,000	RAD CLO 26 Ltd. Series 2024-26A, 5.58%, 10/20/2037, 3 mo. USD Term SOFR + 1.90%(1)(3)	1,423,857
9,250,000	Regatta XXIX Funding Ltd. Series 2024-3A, 5.62%, 09/06/2037, 3 mo. USD Term SOFR + 1.95%(1)(3)	9,259,907
	SCF Equipment Leasing LLC
2,390,000	Series 2025-2A, 4.51%, 06/20/2036(1)	2,353,706
1,720,000	Series 2025-2A, 4.82%, 06/20/2036(1)	1,712,171
795,000	Series 2025-1A, 5.37%, 09/20/2034(1)	801,884
679,102	Stream Innovations Issuer Trust Series 2024-2A, 6.34%, 02/15/2045(1)	692,030
2,000,000	Symphony CLO XXII Ltd. Series 2020-22A, 5.78%, 04/18/2033, 3 mo. USD Term SOFR + 2.10%(1)(3)	2,000,424
9,500,000	Texas Debt Capital CLO Ltd. Series 2024-1A, 6.01%, 04/22/2037, 3 mo. USD Term SOFR + 2.35%(1)(3)	9,501,415
8,400,000	Tricon Residential Trust Series 2023-SFR2, 5.00%, 12/17/2040(1)	8,196,808
4,300,000	Uniti Fiber ABS Issuer LLC Series 2025-1A, 6.37%, 04/20/2055(1)	4,364,514
1,295,000	Verizon Master Trust Series 2025-10, 4.67%, 10/20/2033(1)	1,283,306
9,280,000	Zayo Issuer LLC Series 2025-1A, 6.09%, 03/20/2055(1)	9,363,427
		222,119,500
	Whole Loan Collateral CMO - 7.7%
	A&D Mortgage Trust
11,372,905	Series 2026-NQM2, 4.81%, 03/25/2071(1)(3)	11,314,038
7,980,663	Series 2025-NQM4, 5.23%, 10/25/2070(1)(2)	7,973,054
2,225,002	Series 2025-NQM1, 5.43%, 03/25/2070(1)(3)	2,230,351
11,869,123	Series 2025-NQM2, 5.79%, 06/25/2070(1)(3)	11,949,664
	Angel Oak Mortgage Trust
629,298	Series 2021-1, 0.91%, 01/25/2066(1)(3)	557,034
2,782,255	Series 2021-5, 0.95%, 07/25/2066(1)(3)	2,397,578
313,492	Series 2020-R1, 0.99%, 04/25/2053(1)(3)	302,998
1,138,497	Series 2021-4, 1.04%, 01/20/2065(1)(3)	965,623
1,304,824	Series 2021-3, 1.07%, 05/25/2066(1)(3)	1,133,224
2,633,967	Series 2021-6, 1.46%, 09/25/2066(1)(3)	2,224,521
297,209	Series 2020-4, 1.47%, 06/25/2065(1)(3)	289,409
749,007	Series 2020-3, 1.69%, 04/25/2065(1)(3)	719,880
84,279	Series 2020-1, 2.47%, 12/25/2059(1)(3)	82,676
	Arroyo Mortgage Trust
982,548	Series 2021-1R, 1.18%, 10/25/2048(1)(3)	904,044
552,491	Series 2019-3, 2.96%, 10/25/2048(1)(3)	529,846
127,073	Series 2019-1, 3.81%, 01/25/2049(1)(3)	124,101
1,996,025	Barclays Mortgage Loan Trust Series 2025-NQM3, 5.64%, 05/25/2065(1)(3)	2,006,914
292,430	BRAVO Residential Funding Trust Series 2021-NQM1, 0.94%, 02/25/2049(1)(3)	274,725
32,821	Bunker Hill Loan Depositary Trust Series 2019-3, 2.72%, 11/25/2059(1)(2)	32,718
	Citigroup Mortgage Loan Trust, Inc.
192,348	Series 2018-RP2, 2.69%, 02/25/2058(1)(3)	190,443
212,274	Series 2018-RP3, 3.25%, 03/25/2061(1)(3)	209,509
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 32.3% - (continued)
	Whole Loan Collateral CMO - 7.7% - (continued)
	COLT Mortgage Loan Trust
$ 311,072	Series 2021-2R, 0.80%, 07/27/2054(1)	$281,762
1,414,864	Series 2021-1, 0.91%, 06/25/2066(1)(3)	1,232,525
1,117,885	Series 2021-2, 0.92%, 08/25/2066(1)(3)	944,550
2,860,029	Series 2021-3, 0.96%, 09/27/2066(1)(3)	2,396,022
4,055,334	Series 2021-HX1, 1.11%, 10/25/2066(1)(3)	3,508,543
383,913	Series 2020-2R, 1.33%, 10/26/2065(1)(3)	365,083
2,948,125	Series 2021-4, 1.40%, 10/25/2066(1)(3)	2,526,882
1,096,767	COLT Pass-Through Certificates Series 2021-1R, 0.86%, 05/25/2065(1)(3)	1,000,388
4,063,659	COLT Trust Series 2020-RPL1, 1.39%, 01/25/2065(1)(3)	3,477,046
	CSMC Trust
1,263,007	Series 2021-NQM1, 0.81%, 05/25/2065(1)(3)	1,123,584
1,463,170	Series 2021-AFC1, 0.83%, 03/25/2056(1)(3)	1,215,028
2,146,916	Series 2021-NQM3, 1.02%, 04/25/2066(1)(3)	1,880,340
2,513,899	Series 2021-NQM4, 1.10%, 05/25/2066(1)(3)	2,194,948
2,127,746	Series 2021-NQM6, 1.17%, 07/25/2066(1)(3)	1,833,109
2,742,750	Series 2020-RPL4, 2.00%, 01/25/2060(1)(3)	2,474,817
644,925	Series 2020-NQM1, 2.21%, 05/25/2065(1)(2)	621,413
342,279	Series 2020-AFC1, 3.24%, 02/25/2050(1)(3)	328,253
	Deephaven Residential Mortgage Trust
152,093	Series 2021-1, 0.72%, 05/25/2065(1)(3)	147,713
631,857	Series 2021-2, 0.90%, 04/25/2066(1)(3)	563,752
	Ellington Financial Mortgage Trust
276,926	Series 2021-1, 0.80%, 02/25/2066(1)(3)	241,878
593,818	Series 2021-2, 0.93%, 06/25/2066(1)(3)	502,532
262,916	Series 2020-2, 1.18%, 10/25/2065(1)(3)	250,393
62,540	Series 2019-2, 2.74%, 11/25/2059(1)(3)	60,958
10,314,208	Series 2026-INV2, 4.68%, 02/25/2071(1)(3)	10,218,410
2,530,952	Series 2026-NQM3, 5.03%, 03/25/2071(1)(3)	2,523,545
	GCAT Trust
1,079,967	Series 2021-NQM1, 0.87%, 01/25/2066(1)(3)	958,808
1,313,456	Series 2021-NQM2, 1.04%, 05/25/2066(1)(3)	1,160,805
1,687,870	Series 2021-NQM3, 1.09%, 05/25/2066(1)(3)	1,484,241
2,763,740	Series 2021-NQM4, 1.09%, 08/25/2066(1)(3)	2,337,074
3,936,558	Series 2021-NQM5, 1.26%, 07/25/2066(1)(3)	3,296,868
817,982	Series 2021-CM1, 2.47%, 04/25/2065(1)(3)	792,071
306,509	Series 2020-NQM2, 2.56%, 04/25/2065(1)(2)	295,250
355,557	Series 2019-RPL1, 2.65%, 10/25/2068(1)(3)	347,678
115,938	Series 2020-NQM1, 3.25%, 01/25/2060(1)(2)	114,746
5,894,684	HTAP Issuer Trust Series 2025-1, 6.50%, 11/25/2042(1)	5,874,246
	Imperial Fund Mortgage Trust
1,756,863	Series 2021-NQM1, 1.07%, 06/25/2056(1)(3)	1,573,652
The accompanying notes are an integral part of these financial statements.

85

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 32.3% - (continued)
	Whole Loan Collateral CMO - 7.7% - (continued)
$ 1,500,295	Series 2021-NQM2, 1.07%, 09/25/2056(1)(3)	$1,259,042
2,072,566	Series 2021-NQM3, 1.60%, 11/25/2056(1)(3)	1,784,402
1,162,010	IMS Ecuadorian Mortgage Trust Series 2021-1, 3.40%, 08/18/2043(1)	1,132,257
10,885,906	JP Morgan Mortgage Trust Series 2026-VIS1, 4.79%, 06/25/2066(1)(3)	10,791,646
179,840	MetLife Securitization Trust Series 2017-1A, 3.00%, 04/25/2055(1)(3)	172,370
	MFA Trust
187,735	Series 2021-INV1, 0.85%, 01/25/2056(1)(3)	183,129
250,237	Series 2020-NQM3, 1.01%, 01/26/2065(1)(3)	240,666
689,731	Series 2021-NQM2, 1.03%, 11/25/2064(1)(3)	621,338
434,742	Series 2021-NQM1, 1.15%, 04/25/2065(1)(3)	409,744
1,459,243	Series 2021-INV2, 1.91%, 11/25/2056(1)(3)	1,323,526
159,903	Series 2020-NQM1, 2.48%, 03/25/2065(1)(3)	156,256
3,786,479	Series 2025-NQM2, 5.68%, 05/27/2070(1)(2)	3,810,032
	Mill City Mortgage Loan Trust
1,348,343	Series 2021-NMR1, 1.13%, 11/25/2060(1)(3)	1,304,629
537,562	Series 2019-GS1, 2.75%, 07/25/2059(1)(3)	529,688
11,696	Series 2018-1, 3.25%, 05/25/2062(1)(3)	11,656
211,494	Series 2018-3, 3.50%, 08/25/2058(1)(3)	209,558
	New Residential Mortgage Loan Trust
158,962	Series 2021-NQ2R, 0.94%, 10/25/2058(1)(3)	159,117
180,463	Series 2020-NQM2, 1.65%, 05/24/2060(1)(3)	176,820
528,414	Series 2020-NQM1, 2.46%, 01/26/2060(1)(3)	497,809
153,132	Series 2016-3A, 3.25%, 09/25/2056(1)(3)	145,016
203,024	Series 2018-RPL1, 3.50%, 12/25/2057(1)(3)	197,237
136,177	Series 2016-2A, 3.75%, 11/26/2035(1)(3)	131,948
98,469	Series 2016-1A, 3.75%, 03/25/2056(1)(3)	94,853
170,560	Series 2016-4A, 3.75%, 11/25/2056(1)(3)	162,030
477,686	Series 2019-1A, 3.75%, 09/25/2057(1)(3)	450,771
283,544	Series 2017-1A, 4.00%, 02/25/2057(1)(3)	275,523
293,135	Series 2017-2A, 4.00%, 03/25/2057(1)(3)	283,978
204,072	Series 2017-3A, 4.00%, 04/25/2057(1)(3)	197,064
262,775	Series 2017-4A, 4.00%, 05/25/2057(1)(3)	253,090
244,599	Series 2018-1A, 4.00%, 12/25/2057(1)(3)	238,410
518,594	Series 2018-4A, 4.52%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(3)	511,885
5,841,429	Series 2026-NQM4, 5.00%, 02/25/2066(1)(3)	5,821,314
	OBX Trust
749,640	Series 2021-NQM3, 1.05%, 07/25/2061(1)(3)	629,210
2,697,838	Series 2021-NQM2, 1.10%, 05/25/2061(1)(3)	2,212,733
3,361,800	Series 2021-NQM4, 1.96%, 10/25/2061(1)(3)	2,881,383
529,127	Series 2020-INV1, 3.50%, 12/25/2049(1)(3)	478,155
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 32.3% - (continued)
	Whole Loan Collateral CMO - 7.7% - (continued)
$ 4,844,534	Series 2025-NQM15, 5.14%, 07/27/2065(1)(2)	$4,846,929
8,352,696	Pretium Mortgage Credit Partners LLC Series 2026-RPL1, 4.15%, 01/25/2070(1)(2)	8,096,456
8,115	Residential Mortgage Loan Trust Series 2020-1, 2.38%, 01/26/2060(1)(3)	8,090
5,212	Sequoia Mortgage Trust Series 2018-CH3, 4.50%, 08/25/2048(1)(3)	5,197
4,076,052	SG Residential Mortgage Trust Series 2021-1, 1.16%, 07/25/2061(1)(3)	3,362,743
682,871	STAR Trust Series 2021-1, 1.22%, 05/25/2065(1)(3)	643,482
	Starwood Mortgage Residential Trust
1,416,650	Series 2021-3, 1.13%, 06/25/2056(1)(3)	1,231,498
84,907	Series 2020-3, 1.49%, 04/25/2065(1)(3)	83,647
72,713	Series 2020-1, 2.28%, 02/25/2050(1)(3)	70,172
	Towd Point Mortgage Trust
1,543,281	Series 2020-4, 1.75%, 10/25/2060(1)	1,407,943
116,386	Series 2017-6, 2.75%, 10/25/2057(1)(3)	115,073
2,375,778	Series 2019-4, 2.90%, 10/25/2059(1)(3)	2,279,679
133,924	Series 2018-2, 3.25%, 03/25/2058(1)(3)	133,006
871,623	TRK Trust Series 2021-INV1, 1.15%, 07/25/2056(1)(3)	787,718
	Verus Securitization Trust
658,373	Series 2021-1, 0.82%, 01/25/2066(1)(3)	600,193
605,205	Series 2021-R2, 0.92%, 02/25/2064(1)(3)	578,222
2,292,944	Series 2021-5, 1.01%, 09/25/2066(1)(3)	1,978,382
507,556	Series 2021-R3, 1.02%, 04/25/2064(1)(3)	476,114
496,762	Series 2021-2, 1.03%, 02/25/2066(1)(3)	454,857
369,143	Visio Trust Series 2021-1R, 1.28%, 05/25/2056(1)	345,991
		173,804,940
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $739,361,040)	$725,464,185
CORPORATE BONDS - 37.1%
	Auto Manufacturers - 0.6%
	General Motors Financial Co., Inc.
12,300,000	5.45%, 07/15/2030	$12,601,031
2,000,000	5.55%, 07/15/2029	2,048,961
		14,649,992
	Auto Parts & Equipment - 0.0%
1,250,000	Goodyear Tire & Rubber Co. 5.00%, 07/15/2029	1,199,082
	Beverages - 0.6%
5,375,000	JDE Peet's NV 1.38%, 01/15/2027(1)	5,256,761
5,800,000	Keurig Dr. Pepper, Inc. 4.60%, 05/15/2030	5,759,717
1,600,000	Maple Parent Holdings Corp. 5.05%, 03/26/2031(1)	1,603,314
		12,619,792
	Biotechnology - 0.6%
4,150,000	Genmab AS/Genmab Finance LLC 7.25%, 12/15/2033(1)	4,327,070
4,780,000	Illumina, Inc. 4.65%, 09/09/2026	4,782,798
5,275,000	Royalty Pharma PLC 4.45%, 03/25/2031	5,212,780
		14,322,648
The accompanying notes are an integral part of these financial statements.

86

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 37.1% - (continued)
	Commercial Banks - 7.5%
	Bank of America Corp.
$ 11,200,000	4.46%, 02/06/2032, (4.46% fixed rate until 02/06/2031; 6 mo. USD SOFR + 0.87% thereafter)(3)	$11,044,715
4,000,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(3)	4,053,517
5,200,000	5.82%, 09/15/2029, (5.82% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.57% thereafter)(3)	5,350,553
2,500,000	Barclays PLC 6.49%, 09/13/2029, (6.49% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.22% thereafter)(3)	2,602,323
3,500,000	BNP Paribas SA 5.50%, 05/20/2030, (5.50% fixed rate until 05/20/2029; 6 mo. USD SOFR + 1.59% thereafter)(1)(3)	3,582,526
	BPCE SA
2,325,000	5.39%, 05/28/2031, (5.39% fixed rate until 05/28/2030; 6 mo. USD SOFR + 1.58% thereafter)(1)(3)	2,358,541
4,035,000	5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 6 mo. USD SOFR + 1.96% thereafter)(1)(3)	4,132,693
975,000	6.29%, 01/14/2036, (6.29% fixed rate until 01/14/2035; 6 mo. USD SOFR + 2.04% thereafter)(1)(3)	1,020,094
3,120,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(3)(4)	3,264,720
4,130,000	CaixaBank SA 5.67%, 03/15/2030, (5.67% fixed rate until 03/15/2029; 6 mo. USD SOFR + 1.78% thereafter)(1)(3)	4,235,791
5,000,000	Citigroup, Inc. 5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(3)	5,076,205
4,730,000	Credit Agricole SA 4.66%, 01/12/2032, (4.66% fixed rate until 01/12/2031; 6 mo. USD SOFR + 1.17% thereafter)(1)(3)	4,670,329
11,175,000	Danske Bank AS 5.00%, 03/27/2032, (5.00% fixed rate until 03/27/2031; 1 yr. USD CMT + 0.98% thereafter)(1)(3)	11,211,574
	Goldman Sachs Group, Inc.
5,550,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(3)	5,639,005
5,000,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(3)	5,081,365
11,200,000	5.39%, 02/02/2041, (5.39% fixed rate until 02/02/2036; 5 yr. USD CMT + 1.18% thereafter)(3)	10,901,613
3,190,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(3)	3,285,349
5,000,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(3)	5,220,054
	HSBC Holdings PLC
2,405,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 6 mo. USD SOFR + 2.11% thereafter)(3)	2,410,520
3,530,000	6.16%, 03/09/2029, (6.16% fixed rate until 03/09/2028; 6 mo. USD SOFR + 1.97% thereafter)(3)	3,628,822
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 37.1% - (continued)
	Commercial Banks - 7.5% - (continued)
$ 4,890,000	Huntington Bancshares, Inc. 6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(3)	$5,060,241
	JP Morgan Chase & Co.
4,000,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD Term SOFR + 2.52% thereafter)(3)	3,732,917
5,450,000	4.35%, 01/22/2032, (4.35% fixed rate until 01/22/2031; 6 mo. USD SOFR + 0.84% thereafter)(3)	5,366,569
5,550,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(3)	5,648,611
2,000,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(3)	2,073,615
	Morgan Stanley
1,990,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(3)	2,012,627
5,000,000	5.17%, 01/16/2030, (5.17% fixed rate until 01/16/2029; 6 mo. USD SOFR + 1.45% thereafter)(3)	5,066,463
5,000,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(3)	5,082,888
3,525,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(3)	3,620,969
2,500,000	Santander U.K. Group Holdings PLC 6.53%, 01/10/2029, (6.53% fixed rate until 01/10/2028; 6 mo. USD SOFR + 2.60% thereafter)(3)	2,578,528
11,050,000	Societe Generale SA 4.45%, 04/12/2030, (4.45% fixed rate until 04/12/2029; 6 mo. USD SOFR + 1.10% thereafter)(1)(3)	10,944,181
3,000,000	Synchrony Bank 5.63%, 08/23/2027	3,026,110
	Wells Fargo & Co.
2,730,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.98% thereafter)(3)	2,741,313
7,565,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(3)	7,695,261
2,605,000	5.20%, 01/23/2030, (5.20% fixed rate until 01/22/2029; 6 mo. USD SOFR + 1.50% thereafter)(3)	2,648,993
2,135,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(3)	2,222,378
		168,291,973
	Commercial Services - 0.8%
5,900,000	Adani Ports & Special Economic Zone Ltd. 3.83%, 02/02/2032(5)	5,397,897
2,995,000	Ashtead Capital, Inc. 1.50%, 08/12/2026(1)	2,968,975
4,845,000	Grand Canyon University 5.13%, 10/01/2028	4,800,316
5,450,000	Williams Scotsman, Inc. 6.63%, 04/15/2030(1)	5,613,069
		18,780,257
	Diversified Financial Services - 3.3%
5,525,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.38%, 12/15/2031	5,638,683
The accompanying notes are an integral part of these financial statements.

87

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 37.1% - (continued)
	Diversified Financial Services - 3.3% - (continued)
	Aviation Capital Group LLC
$ 2,800,000	4.80%, 10/24/2030(1)	$2,780,463
6,650,000	4.88%, 01/28/2033(1)	6,439,526
3,000,000	6.75%, 10/25/2028(1)	3,136,282
4,225,000	Azorra Finance Ltd. 7.25%, 01/15/2031(1)	4,327,815
	Capital One Financial Corp.
2,215,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(3)	2,249,536
3,120,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(3)	3,226,303
	Rocket Cos., Inc.
8,600,000	6.13%, 08/01/2030(1)	8,727,581
10,050,000	6.50%, 08/01/2029(1)	10,237,824
5,299,000	7.13%, 02/01/2032(1)	5,477,179
	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
6,070,000	2.88%, 10/15/2026(1)	6,015,638
9,150,000	3.63%, 03/01/2029(1)	8,781,877
7,050,000	Synchrony Financial 5.02%, 07/29/2029, (5.02% fixed rate until 07/29/2028; 6 mo. USD SOFR + 1.40% thereafter)(3)(4)	7,051,028
		74,089,735
	Electric - 1.3%
4,900,000	AES Andes SA 6.30%, 03/15/2029(5)	5,026,934
	Alliant Energy Finance LLC
4,085,000	5.40%, 06/06/2027(1)	4,112,856
3,575,000	5.95%, 03/30/2029(1)	3,695,527
475,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026(2)	475,000
2,180,000	Edison International 5.25%, 11/15/2028	2,189,967
1,100,000	Electricite de France SA 5.70%, 05/23/2028(1)	1,124,459
	FirstEnergy Pennsylvania Electric Co.
11,225,000	4.55%, 03/15/2031(1)	11,158,902
500,000	5.20%, 04/01/2028(1)	506,437
		28,290,082
	Electronics - 0.4%
3,775,000	Flex Ltd. 6.00%, 01/15/2028	3,858,339
4,150,000	TD SYNNEX Corp. 1.75%, 08/09/2026	4,118,754
		7,977,093
	Energy-Alternate Sources - 0.2%
4,565,000	TerraForm Power Operating LLC 5.00%, 01/31/2028(1)	4,520,472
	Engineering & Construction - 0.3%
6,225,000	IRB Infrastructure Developers Ltd. 7.11%, 03/11/2032(5)	6,389,859
	Food - 0.8%
1,825,000	Bimbo Bakeries USA, Inc. 6.05%, 01/15/2029(5)	1,884,101
6,725,000	BRF SA 4.88%, 01/24/2030(5)	6,429,668
1,105,000	Industrial F&B Investments III, Inc. 7.75%, 02/11/2033(1)	1,116,609
3,950,000	Minerva Luxembourg SA 8.88%, 09/13/2033(5)	4,213,579
4,875,000	Post Holdings, Inc. 6.38%, 03/01/2033(1)	4,873,104
		18,517,061
	Forest Products & Paper - 0.4%
	Suzano Austria GmbH
3,725,000	3.13%, 01/15/2032	3,314,411
5,100,000	5.00%, 01/15/2030	5,065,558
		8,379,969
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 37.1% - (continued)
	Healthcare - Products - 0.9%
$ 8,975,000	180 Medical, Inc. 5.30%, 10/08/2035(1)	$8,769,529
11,220,000	Augusta SpinCo Corp. 4.66%, 03/23/2031	11,195,563
		19,965,092
	Healthcare - Services - 1.5%
3,206,000	Beth Israel Lahey Health, Inc. 2.22%, 07/01/2028	3,057,192
7,455,000	HCA, Inc. 4.30%, 11/15/2030	7,325,588
4,755,000	Icon Investments Six DAC 5.85%, 05/08/2029	4,845,345
	IQVIA, Inc.
3,000,000	5.70%, 05/15/2028	3,054,300
8,740,000	6.25%, 02/01/2029	9,065,880
6,325,000	Rede D'or Finance SARL 6.45%, 09/09/2035(5)	6,265,402
		33,613,707
	Household Products - 0.1%
1,765,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 5.60%, 01/15/2031(1)	1,717,074
	Insurance - 2.6%
2,890,000	American National Global Funding 4.88%, 01/23/2031(1)	2,842,868
	Athene Global Funding
1,625,000	1.73%, 10/02/2026(1)	1,606,930
9,200,000	5.54%, 08/22/2035(1)	9,035,484
2,120,000	CNO Global Funding 4.70%, 12/11/2030(1)	2,099,724
5,225,000	Corebridge Global Funding 4.45%, 10/02/2030(1)	5,137,512
2,340,000	F&G Global Funding 4.65%, 09/08/2028(1)	2,310,033
10,425,000	Horace Mann Educators Corp. 4.70%, 10/01/2030	10,272,085
	Lincoln Financial Global Funding
4,045,000	4.20%, 01/12/2029(1)	3,999,547
5,000,000	4.63%, 05/28/2028(1)	5,004,891
6,650,000	Protective Life Corp. 4.70%, 01/15/2031(1)	6,590,241
5,900,000	Protective Life Global Funding 4.80%, 06/05/2030(1)	5,909,565
2,575,000	RGA Global Funding 5.45%, 05/24/2029(1)	2,633,913
1,320,000	Willis North America, Inc. 4.55%, 03/15/2031	1,303,625
		58,746,418
	Investment Company Security - 1.1%
	Ares Capital Corp.
4,000,000	5.88%, 03/01/2029	4,038,257
4,000,000	5.95%, 07/15/2029	4,034,678
5,560,000	7.00%, 01/15/2027	5,633,099
10,225,000	HPS Corporate Lending Fund 4.90%, 09/11/2028	10,008,314
		23,714,348
	Iron/Steel - 0.3%
6,600,000	JSW Steel Ltd. 5.05%, 04/05/2032(5)	6,482,084
	Leisure Time - 0.3%
6,700,000	Royal Caribbean Cruises Ltd. 5.38%, 07/15/2027(1)	6,722,427
	Machinery-Diversified - 0.3%
7,030,000	Regal Rexnord Corp. 6.05%, 04/15/2028	7,206,300
	Media - 0.9%
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,539,000	5.13%, 05/01/2027(1)	1,537,302
4,425,000	7.00%, 02/01/2033(1)	4,361,870
The accompanying notes are an integral part of these financial statements.

88

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 37.1% - (continued)
	Media - 0.9% - (continued)
	Charter Communications Operating LLC/Charter Communications Operating Capital
$ 4,525,000	6.38%, 10/23/2035	$4,571,969
5,950,000	6.65%, 02/01/2034	6,170,100
2,565,000	Cox Communications, Inc. 5.45%, 09/15/2028(1)	2,610,984
		19,252,225
	Mining - 0.5%
11,250,000	Anglo American Capital PLC 4.63%, 03/19/2031(1)	11,125,785
	Miscellaneous Manufacturing - 0.2%
5,550,000	Entegris, Inc. 4.75%, 04/15/2029(1)	5,507,037
	Oil & Gas - 0.9%
1,260,000	Aker BP ASA 5.60%, 06/13/2028(1)	1,283,559
6,375,000	Cenovus Energy, Inc. 4.65%, 03/20/2031	6,342,971
4,300,000	Matador Resources Co. 6.50%, 04/15/2032(1)	4,391,005
	Var Energi ASA
4,000,000	5.00%, 05/18/2027(1)	4,013,226
880,000	5.88%, 05/22/2030(1)	908,902
4,340,000	7.50%, 01/15/2028(1)	4,522,559
		21,462,222
	Pharmaceuticals - 0.5%
910,000	Cencora, Inc. 4.25%, 11/15/2030	894,512
12,100,000	Viatris, Inc. 2.70%, 06/22/2030	11,026,414
		11,920,926
	Pipelines - 1.4%
	Columbia Pipelines Holding Co. LLC
1,270,000	5.10%, 10/01/2031(1)	1,281,238
755,000	6.06%, 08/15/2026(1)	757,526
10,225,000	Plains All American Pipeline LP/PAA Finance Corp. 4.70%, 01/15/2031	10,201,959
	Targa Resources Corp.
4,420,000	4.35%, 04/15/2031	4,332,520
3,000,000	6.15%, 03/01/2029	3,124,591
5,800,000	Venture Global Plaquemines LNG LLC 7.50%, 05/01/2033(1)	6,431,986
4,265,000	Western Midstream Operating LP 6.35%, 01/15/2029	4,439,490
		30,569,310
	Real Estate - 0.6%
6,000,000	CBRE Services, Inc. 5.50%, 04/01/2029	6,145,646
6,980,000	Jones Lang LaSalle, Inc. 6.88%, 12/01/2028	7,354,076
		13,499,722
	Real Estate Investment Trusts - 2.9%
6,335,000	American Tower Trust I 5.49%, 03/15/2053(1)	6,400,270
5,900,000	Cousins Properties LP 5.25%, 07/15/2030	5,991,621
	Hudson Pacific Properties LP
6,375,000	3.95%, 11/01/2027	6,169,214
3,460,000	5.95%, 02/15/2028	3,371,518
6,550,000	Iron Mountain, Inc. 4.88%, 09/15/2027(1)	6,535,365
11,750,000	Kilroy Realty LP 3.05%, 02/15/2030	10,802,072
1,010,000	LXP Industrial Trust 6.75%, 11/15/2028	1,055,741
4,175,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.00%, 02/01/2030(1)	4,262,395
	SBA Tower Trust
1,010,000	1.63%, 05/15/2051(1)	996,058
5,410,000	4.83%, 10/15/2029(1)	5,425,387
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 37.1% - (continued)
	Real Estate Investment Trusts - 2.9% - (continued)
$ 9,525,000	VICI Properties LP 5.63%, 04/01/2035	$9,555,069
5,000,000	XHR LP 6.63%, 05/15/2030(1)	5,116,025
		65,680,735
	Retail - 0.5%
4,600,000	Lithia Motors, Inc. 4.38%, 01/15/2031(1)	4,369,049
5,800,000	QXO Building Products, Inc. 6.75%, 04/30/2032(1)	5,916,235
		10,285,284
	Savings & Loans - 0.3%
5,975,000	Nationwide Building Society 4.65%, 07/14/2029, (4.65% fixed rate until 07/14/2028; 6 mo. USD SOFR + 1.06% thereafter)(1)(3)	5,983,532
	Semiconductors - 0.5%
	Foundry JV Holdco LLC
6,850,000	5.88%, 01/25/2034(1)	6,952,369
3,520,000	5.90%, 01/25/2030(1)	3,651,895
		10,604,264
	Software - 1.8%
8,850,000	Fidelity National Information Services, Inc. 4.55%, 03/10/2029	8,815,440
3,770,000	Open Text Corp. 6.90%, 12/01/2027(1)	3,855,564
	Oracle Corp.
5,575,000	4.80%, 08/03/2028	5,567,290
10,925,000	4.80%, 09/26/2032	10,388,201
11,200,000	5.35%, 05/04/2033	10,890,543
		39,517,038
	Telecommunications - 1.7%
1,615,000	Black Pearl Compute LLC 6.13%, 02/15/2031(1)	1,638,559
4,375,000	Fibercop SpA 6.38%, 11/15/2033(1)	4,369,531
10,000,000	HUT 8 DC LLC 6.19%, 11/15/2042(1)	10,082,765
6,325,000	Millicom International Cellular SA 7.38%, 04/02/2032(5)	6,544,478
5,485,000	Road Michigan Property Owner I LLC 7.50%, 03/30/2045(1)	5,485,000
10,195,000	Rogers Communications, Inc. 5.00%, 02/15/2029	10,280,922
		38,401,255
	Transportation - 0.3%
	Rumo Luxembourg SARL
6,725,000	4.20%, 01/18/2032(5)	5,948,263
1,400,000	5.25%, 01/10/2028(5)	1,373,554
		7,321,817
	Trucking & Leasing - 0.2%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
2,795,000	5.35%, 03/30/2029(1)	2,843,222
2,645,000	5.70%, 02/01/2028(1)	2,687,181
		5,530,403
	Total Corporate Bonds (cost $830,925,823)	$832,857,020
FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
	Mexico - 0.2%
4,635,000	Mexico Government International Bonds 5.63%, 02/09/2034	$4,575,533
	Total Foreign Government Obligations (cost $4,618,592)	$4,575,533
The accompanying notes are an integral part of these financial statements.

89

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.3%
	General Obligation - 0.4%
$ 8,921,814	State of Illinois, IL, GO 5.10%, 06/01/2033	$9,061,942
	Higher Education - 0.1%
1,625,000	Maricopa County Industrial Dev Auth, AZ, Rev 7.38%, 10/01/2029(1)	1,707,901
	Medical - 0.8%
4,370,000	California Public Finance Auth, CA, Rev, (AG) 5.40%, 11/15/2031	4,479,271
	Massachusetts Dev Finance Agency, MA, Rev
3,965,000	6.38%, 10/01/2028	3,992,307
5,895,000	6.63%, 10/01/2030	5,998,546
2,055,000	6.75%, 10/01/2030	2,091,382
1,875,000	Oklahoma Dev Finance Auth, OK, Rev, (AG) 5.45%, 08/15/2028	1,900,693
		18,462,199
	Total Municipal Bonds (cost $28,954,076)	$29,232,042
SENIOR FLOATING RATE INTERESTS - 13.8%(6)
	Advertising - 0.0%
1,013,713	Wasserman Media Group LLC 6.15%, 06/23/2032, 1 mo. USD Term SOFR + 2.50%	$1,011,178
	Aerospace & Defense - 0.3%
	Air Comm Corp. LLC
9,692	1.00%, 12/11/2031, 3 mo. USD Term SOFR + 1.00%(7)	9,720
198,324	6.42%, 12/11/2031, 3 mo. USD Term SOFR + 2.75%	198,882
1,243,473	Barnes Group, Inc. 6.15%, 01/27/2032, 1 mo. USD Term SOFR + 2.50%	1,243,212
	PMI U.S. Bidco, Inc.
13,793	6.91%, 03/16/2033, 3 mo. USD Term SOFR + 3.25%(7)	13,879
86,207	6.92%, 03/16/2033, U.S. (Fed) Prime Rate + 0.17%	86,746
	TransDigm, Inc.
3,778,328	6.15%, 02/28/2031, 1 mo. USD Term SOFR + 2.50%	3,783,201
885,000	6.15%, 02/13/2033, 1 mo. USD Term SOFR + 2.50%	886,274
		6,221,914
	Airlines - 0.3%
1,396,074	Air Canada 5.41%, 03/21/2031, 3 mo. USD Term SOFR + 1.75%	1,392,584
	American Airlines, Inc.
756,112	5.93%, 04/20/2028, 3 mo. USD Term SOFR + 2.25%	751,281
1,333,420	6.43%, 05/28/2032, 3 mo. USD Term SOFR + 2.75%	1,326,473
605,775	JetBlue Airways Corp. 8.44%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	537,122
1,155,000	OneSky Flight LLC 6.42%, 02/17/2033, 1 mo. USD Term SOFR + 2.75%	1,155,728
1,470,016	SkyMiles IP Ltd. 4.93%, 10/20/2028, 3 mo. USD Term SOFR + 1.25%	1,469,707
1,264,528	VistaJet Malta Finance PLC 7.44%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	1,252,110
		7,885,005
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.8%(6) - (continued)
	Apparel - 0.2%
$ 2,671,532	ABG Intermediate Holdings 2 LLC 5.90%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	$2,676,714
413,962	Beach Acquisition Bidco LLC 6.95%, 09/12/2032, 3 mo. USD Term SOFR + 3.25%	415,258
806,250	Crocs, Inc. 5.95%, 02/19/2029, 3 mo. USD Term SOFR + 2.25%	810,330
1,093,746	Varsity Brands, Inc. 6.45%, 08/26/2031, 3 mo. USD Term SOFR + 2.75%	1,091,832
		4,994,134
	Auto Manufacturers - 0.1%
1,710,000	Allison Transmission, Inc. 5.40%, 01/02/2033, 1 mo. USD Term SOFR + 1.75%	1,719,012
	Auto Parts & Equipment - 0.1%
391,050	American Axle & Manufacturing, Inc. 7.01%, 02/03/2033, 3 mo. USD Term SOFR + 3.25%	390,561
	Clarios Global LP
EUR 1,268,005	5.01%, 07/16/2031, 1 mo. EURIBOR + 3.00%	1,495,174
$ 907,631	6.15%, 05/06/2030, 1 mo. USD Term SOFR + 2.50%	910,753
	First Brands Group LLC
231,249	5.20%, 06/29/2026, 1 mo. USD Term SOFR + 1.55%(8)	54,344
669,785	10.66%, 06/29/2026, 1 mo. USD Term SOFR + 7.00%(8)	616
583,772	10.78%, 03/30/2027, 1 mo. USD Term SOFR + 7.11%(8)	490
		2,851,938
	Beverages - 0.1%
586,784	Pegasus BidCo BV 6.40%, 07/12/2029, 3 mo. USD Term SOFR + 2.75%	588,251
750,000	Primo Brands Corp. 6.43%, 03/31/2031, 3 mo. USD Term SOFR + 2.75%	754,305
		1,342,556
	Biotechnology - 0.1%
2,010,000	BioMarin Pharmaceutical, Inc. 5.40%, 04/27/2033, 1 mo. USD Term SOFR + 1.75%	2,015,346
911,625	Genmab AS 6.70%, 12/13/2032, 3 mo. USD Term SOFR + 3.00%	916,694
		2,932,040
	Chemicals - 0.2%
924,731	Axalta Coating Systems U.S. Holdings, Inc. 5.45%, 12/20/2029, 3 mo. USD Term SOFR + 1.75%	925,692
1,091,638	Element Solutions, Inc. 5.40%, 12/18/2030, 1 mo. USD Term SOFR + 1.75%	1,094,170
245,143	Nouryon Finance BV 6.94%, 04/03/2028, 6 mo. USD Term SOFR + 3.25%	243,611
418,950	Olympus Water U.S. Holding Corp. 6.95%, 11/03/2032, 3 mo. USD Term SOFR + 3.25%	414,061
977,550	Qnity Electronics, Inc. 5.65%, 11/01/2032, 1 mo. USD Term SOFR + 2.00%	980,405
		3,657,939
	Commercial Services - 1.2%
2,012,394	Allied Universal Holdco LLC 6.90%, 08/20/2032, 1 mo. USD Term SOFR + 3.25%	2,017,284
The accompanying notes are an integral part of these financial statements.

90

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.8%(6) - (continued)
	Commercial Services - 1.2% - (continued)
$ 893,581	APi Group DE, Inc. 5.40%, 01/03/2029, 1 mo. USD Term SOFR + 1.75%	$896,002
2,026,897	Belron Finance 2019 LLC 5.66%, 10/16/2031, 3 mo. USD Term SOFR + 2.00%	2,035,349
EUR 1,443,965	Boels Topholding BV 4.46%, 05/23/2031, 1 mo. EURIBOR + 2.50%	1,696,353
$ 498,170	BrightView Landscapes LLC 5.66%, 04/20/2029, 3 mo. USD Term SOFR + 2.00%	499,415
1,131,987	Cimpress PLC 6.15%, 05/17/2028, 1 mo. USD Term SOFR + 2.50%	1,133,402
	Citrin Cooperman Advisors LLC
454,545	6.67%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%(7)	432,955
542,727	6.70%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	522,375
1,027,820	Corp. Service Co. 5.65%, 11/02/2029, 1 mo. USD Term SOFR + 2.00%	1,029,105
1,479,000	Evertec Group LLC 5.90%, 10/30/2030, 1 mo. USD Term SOFR + 2.25%	1,479,000
1,176,261	First Advantage Holdings LLC 6.45%, 10/31/2031, 3 mo. USD Term SOFR + 2.75%	1,160,088
2,328,972	Fugue Finance BV 5.92%, 01/09/2032, 3 mo. USD Term SOFR + 2.25%	2,319,656
1,033,010	OMNIA Partners LLC 6.43%, 12/31/2032, 3 mo. USD Term SOFR + 2.75%	1,037,658
	Pye-Barker Fire & Safety LLC
92,950	3.07%, 12/16/2032, 3 mo. USD Term SOFR + 2.50%(7)	93,291
622,050	6.16%, 12/16/2032, 3 mo. USD Term SOFR + 2.50%	624,333
1,000,000	Ryan LLC 7.15%, 11/05/2032, 1 mo. USD Term SOFR + 3.50%	983,130
997,000	Shift4 Payments LLC 5.67%, 07/03/2032, 3 mo. USD Term SOFR + 2.00%	1,000,121
2,425,740	Trans Union LLC 5.40%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	2,424,269
2,153,544	United Rentals, Inc. 5.15%, 02/14/2031, 1 mo. USD Term SOFR + 1.50%	2,165,474
239,400	Valvoline, Inc. 5.66%, 12/01/2032, 1 mo. USD Term SOFR + 2.00%	240,274
1,049,872	Vestis Corp. 5.92%, 02/22/2031, 3 mo. USD Term SOFR + 2.25%	1,023,625
2,562,212	WEX, Inc. 5.40%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	2,562,212
		27,375,371
	Construction Materials - 0.5%
1,457,985	Chamberlain Group, Inc. 6.40%, 09/08/2032, 1 mo. USD Term SOFR + 2.75%	1,455,098
	Emerald Borrower LP
1,003,636	5.92%, 05/31/2030, 3 mo. USD Term SOFR + 2.25%	1,004,349
949,129	5.95%, 08/04/2031, 3 mo. USD Term SOFR + 2.25%	949,850
1,610,942	Hobbs & Associates LLC 6.40%, 07/23/2031, 1 mo. USD Term SOFR + 2.75%	1,600,874
830,325	MI Windows & Doors LLC 6.40%, 03/28/2031, 1 mo. USD Term SOFR + 2.75%	815,421
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.8%(6) - (continued)
	Construction Materials - 0.5% - (continued)
	Quikrete Holdings, Inc.
$ 2,180,080	5.90%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	$2,180,712
1,203,137	5.90%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	1,203,594
649,609	Standard Industries, Inc. 5.40%, 09/22/2028, 1 mo. USD Term SOFR + 1.75%	650,070
1,550,301	Zurn Holdings, Inc. 5.77%, 10/04/2028, 1 mo. USD Term SOFR + 2.00%	1,556,843
		11,416,811
	Distribution/Wholesale - 0.4%
4,106,589	American Builders & Contractors Supply Co., Inc. 5.40%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	4,118,416
1,795,966	Core & Main LP 5.65%, 07/27/2028, 1 mo. USD Term SOFR + 2.00%	1,799,701
710,000	VSE Corp. 5.65%, 05/05/2033, 1 mo. USD Term SOFR + 2.00%	712,812
1,987,308	Windsor Holdings III LLC 6.40%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	1,977,869
		8,608,798
	Diversified Financial Services - 0.5%
1,896,122	Blackhawk Network Holdings, Inc. 7.15%, 03/12/2029, 1 mo. USD Term SOFR + 3.50%	1,875,473
533,662	CFC Bidco 2022 Ltd. 7.18%, 07/01/2032, 3 mo. USD Term SOFR + 3.50%	513,650
2,419,181	Corpay Technologies Operating Co. LLC 5.40%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	2,421,068
813,803	CPI Holdco B LLC 5.65%, 05/19/2031, 1 mo. USD Term SOFR + 2.00%	813,478
1,889,500	HighTower Holdings LLC 6.41%, 02/03/2032, 3 mo. USD Term SOFR + 2.75%	1,885,967
470,000	Jupiter Borrower, Inc. 6.41%, 03/25/2033, 1 mo. USD Term SOFR + 2.75%	471,175
373,125	Mariner Wealth Advisors LLC 5.95%, 12/31/2030, 3 mo. USD Term SOFR + 2.25%	374,330
1,015,000	Osaic Holdings, Inc. 6.20%, 07/30/2032, 3 mo. USD Term SOFR + 2.50%	1,014,259
1,624,368	Setanta Aircraft Leasing DAC 5.45%, 11/05/2028, 3 mo. USD Term SOFR + 1.75%	1,632,749
		11,002,149
	Electric - 0.1%
1,573,896	Constellation Renewables LLC 5.67%, 12/15/2027, 3 mo. USD Term SOFR + 2.00%	1,572,589
	Electronics - 0.3%
1,014,535	Coherent Corp. 5.40%, 07/02/2029, 1 mo. USD Term SOFR + 1.75%	1,014,535
605,209	Ingram Micro, Inc. 5.94%, 09/22/2031, 3 mo. USD Term SOFR + 2.25%	608,235
1,089,677	LSF12 Crown U.S. Commercial Bidco LLC 6.66%, 12/02/2031, 1 mo. USD Term SOFR + 3.00%	1,095,583
277,905	MV Holding GmbH 5.65%, 03/17/2032, 1 mo. USD Term SOFR + 2.00%	278,947
The accompanying notes are an integral part of these financial statements.

91

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.8%(6) - (continued)
	Electronics - 0.3% - (continued)
$ 1,610,000	Resilience Parent LLC 6.13%, 02/28/2033, 6 mo. USD Term SOFR + 2.50%	$1,613,220
1,390,000	Sanmina Corp. 5.66%, 10/27/2032, 1 mo. USD Term SOFR + 2.00%	1,395,213
		6,005,733
	Engineering & Construction - 0.3%
1,165,000	AGI-CFI Acquisition Corp. 8.20%, 03/25/2033, 3 mo. USD Term SOFR + 4.50%	1,161,121
537,300	Blackfin Pipeline LLC 6.69%, 09/29/2032, 1 mo. USD Term SOFR + 3.00%	540,771
	Brown Group Holding LLC
2,057,770	6.15%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	2,066,906
937,877	6.16%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	942,463
286,375	Construction Partners, Inc. 6.15%, 11/03/2031, 1 mo. USD Term SOFR + 2.50%	287,927
290,000	Dycom Investments, Inc. 5.40%, 01/27/2033, 1 mo. USD Term SOFR + 1.75%	291,995
1,035,196	KKR Apple Bidco LLC 6.15%, 09/23/2031, 1 mo. USD Term SOFR + 2.50%	1,035,849
1,166,187	Newly Weds Foods, Inc. 5.90%, 03/15/2032, 1 mo. USD Term SOFR + 2.25%	1,164,368
		7,491,400
	Entertainment - 0.8%
834,300	Caesars Entertainment, Inc. 5.90%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	808,579
2,360,038	Cinemark USA, Inc. 5.92%, 05/24/2030, 1 mo. USD Term SOFR + 2.25%	2,368,038
1,000,000	Crown Finance U.S., Inc. 8.16%, 12/02/2031, 1 mo. USD Term SOFR + 4.50%	998,610
955,000	Delta 2 Lux SARL 5.45%, 09/30/2031, 3 mo. USD Term SOFR + 1.75%	955,716
232,650	DK Crown Holdings, Inc. 5.41%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	232,843
1,427,987	EOC Borrower LLC 6.40%, 03/24/2032, 1 mo. USD Term SOFR + 2.75%	1,431,200
923,025	Flutter Financing BV 5.70%, 06/04/2032, 3 mo. USD Term SOFR + 2.00%	916,684
383,976	Great Canadian Gaming Corp. 8.44%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	373,297
845,371	Herschend Entertainment Co. LLC 6.15%, 05/27/2032, 1 mo. USD Term SOFR + 2.50%	848,405
EUR 1,460,000	MotoGP Sports Entertainment Group SL 4.87%, 08/18/2032, 6 mo. EURIBOR + 2.75%	1,721,891
$ 650,037	Ontario Gaming GTA LP 7.95%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	615,423
702,625	PENN Entertainment, Inc. 6.15%, 05/03/2029, 1 mo. USD Term SOFR + 2.50%	704,958
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.8%(6) - (continued)
	Entertainment - 0.8% - (continued)
$ 2,798,021	Six Flags Entertainment Corp. 5.65%, 05/01/2031, 1 mo. USD Term SOFR + 2.00%	$2,776,449
3,091,244	TKO Worldwide Holdings LLC 5.66%, 11/21/2031, 3 mo. USD Term SOFR + 2.00%	3,098,292
		17,850,385
	Environmental Control - 0.2%
2,493,750	Clean Harbors, Inc. 5.15%, 10/08/2032, 1 mo. USD Term SOFR + 1.50%	2,508,438
1,144,768	Filtration Group Corp. 6.15%, 10/21/2028, 1 mo. USD Term SOFR + 2.50%	1,145,993
335,125	Fluidra SA 5.68%, 01/29/2029, 1 mo. USD Term SOFR + 1.93%	334,917
577,100	GFL Environmental, Inc. 6.17%, 03/03/2032, 3 mo. USD Term SOFR + 2.50%	577,822
764,818	Reworld Holding Corp. 5.90%, 11/30/2028, 1 mo. USD Term SOFR + 2.25%	765,139
		5,332,309
	Food - 0.4%
606,684	Aspire Bakeries Holdings LLC 6.65%, 12/23/2030, 1 mo. USD Term SOFR + 3.00%	608,583
1,520,979	CHG PPC Parent LLC 6.77%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	1,521,450
1,995,000	Chobani LLC 5.90%, 10/28/2032, 1 mo. USD Term SOFR + 2.25%	2,005,334
	Froneri Lux Finco SARL
1,155,268	5.88%, 09/30/2031, 6 mo. USD Term SOFR + 2.25%	1,145,576
967,575	5.88%, 09/30/2032, 6 mo. USD Term SOFR + 2.25%	960,115
1,345,000	TreeHouse Foods, Inc. 7.90%, 02/11/2033, 1 mo. USD Term SOFR + 4.25%	1,354,671
930,687	U.S. Foods, Inc. 5.40%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	936,653
		8,532,382
	Food Service - 0.1%
	Aramark Services, Inc.
1,567,178	5.40%, 04/06/2028, 1 mo. USD Term SOFR + 1.75%	1,570,437
1,361,022	5.40%, 06/22/2030, 1 mo. USD Term SOFR + 1.75%	1,365,704
		2,936,141
	Healthcare - Products - 0.1%
2,000,000	Hologic, Inc. 5.92%, 04/07/2033, 3 mo. USD Term SOFR + 2.25%	1,988,760
324,365	Medline Borrower LP 5.40%, 10/23/2028, 1 mo. USD Term SOFR + 1.75%	325,439
		2,314,199
	Healthcare - Services - 0.4%
1,496,063	ADMI Corp. 7.14%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	1,428,740
1,286,106	AHP Health Partners, Inc. 5.90%, 09/20/2032, 1 mo. USD Term SOFR + 2.25%	1,289,862
1,616,875	Aveanna Healthcare LLC 7.40%, 09/17/2032, 1 mo. USD Term SOFR + 3.75%	1,619,705
1,496,212	Charlotte Buyer, Inc. 7.90%, 02/11/2028, 1 mo. USD Term SOFR + 4.25%	1,493,175
The accompanying notes are an integral part of these financial statements.

92

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.8%(6) - (continued)
	Healthcare - Services - 0.4% - (continued)
$ 1,202,479	IQVIA, Inc. 5.45%, 01/02/2031, 3 mo. USD Term SOFR + 1.75%	$1,210,752
1,579,185	Surgery Center Holdings, Inc. 6.15%, 12/19/2030, 1 mo. USD Term SOFR + 2.50%	1,582,911
		8,625,145
	Holding Companies-Diversified - 0.1%
	GC Ferry Acquisition I, Inc.
271,250	3.50%, 08/16/2032, 3 mo. USD Term SOFR + 3.50%(7)	270,385
1,584,778	7.20%, 08/16/2032, 3 mo. USD Term SOFR + 3.50%	1,579,722
		1,850,107
	Home Builders - 0.1%
1,224,604	Installed Building Products, Inc. 5.40%, 03/28/2031, 1 mo. USD Term SOFR + 1.75%	1,228,437
	Home Furnishings - 0.1%
1,500,000	AI Aqua Merger Sub, Inc. 6.16%, 07/31/2028, 1 mo. USD Term SOFR + 2.50%	1,503,495
1,346,450	Somnigroup International, Inc. 5.90%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	1,349,816
		2,853,311
	Household Products/Wares - 0.1%
1,172,413	Reynolds Consumer Products LLC 5.40%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	1,176,809
	Insurance - 0.9%
	Acrisure LLC
2,387,952	6.65%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	2,346,162
1,538,375	6.90%, 06/21/2032, 1 mo. USD Term SOFR + 3.25%	1,509,530
477,603	Alera Group, Inc. 6.40%, 05/30/2032, 1 mo. USD Term SOFR + 2.75%	471,881
724,112	Alliant Holdings Intermediate LLC 6.15%, 09/19/2031, 1 mo. USD Term SOFR + 2.50%	722,679
434,500	AmWINS Group, Inc. 5.65%, 01/30/2032, 1 mo. USD Term SOFR + 2.00%	433,940
	Asurion LLC
1,228,706	7.41%, 02/23/2033, 3 mo. USD Term SOFR + 3.75%	1,207,719
2,379,583	7.91%, 09/19/2030, 3 mo. USD Term SOFR + 4.25%	2,379,583
2,087,073	HUB International Ltd. 5.92%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	2,091,853
1,156,421	Ryan Specialty Group LLC 5.65%, 09/15/2031, 1 mo. USD Term SOFR + 2.00%	1,158,734
3,405,344	Sedgwick Claims Management Services, Inc. 6.15%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	3,378,851
263,675	Trucordia Insurance Holdings LLC 6.90%, 06/17/2032, 1 mo. USD Term SOFR + 3.25%	250,710
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.8%(6) - (continued)
	Insurance - 0.9% - (continued)
$ 1,673,952	Truist Insurance Holdings LLC 6.45%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	$1,660,560
1,947,983	USI, Inc. 5.95%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	1,949,717
		19,561,919
	Internet - 0.3%
1,697,501	Gen Digital, Inc. 5.40%, 09/12/2029, 1 mo. USD Term SOFR + 1.75%	1,669,442
	Go Daddy Operating Co. LLC
885,107	5.40%, 11/09/2029, 1 mo. USD Term SOFR + 1.75%	872,290
922,015	5.40%, 05/30/2031, 1 mo. USD Term SOFR + 1.75%	900,025
	MH Sub I LLC
827,464	7.90%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	760,514
560,107	7.90%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	438,283
728,910	Newfold Digital Holdings Group, Inc. 7.26%, 04/30/2029, 1 mo. USD Term SOFR + 3.50%	290,270
1,127,090	Proofpoint, Inc. 6.70%, 08/31/2028, 3 mo. USD Term SOFR + 3.00%	1,092,804
		6,023,628
	Investment Company Security - 0.0%
845,000	Gryphon Acquire Newco LLC 6.67%, 09/13/2032, 3 mo. USD Term SOFR + 3.00%	845,879
	IT Services - 0.6%
2,150,000	Amentum Holdings, Inc. 5.40%, 09/29/2031, 1 mo. USD Term SOFR + 1.75%	2,149,742
	CACI International, Inc.
1,036,875	5.40%, 10/30/2031, 1 mo. USD Term SOFR + 1.75%	1,039,789
855,000	5.40%, 03/09/2033, 1 mo. USD Term SOFR + 1.75%	856,778
2,462,495	Fortress Intermediate 3, Inc. 6.66%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	2,447,104
900,900	Kaseya, Inc. 6.91%, 03/22/2032, 3 mo. USD Term SOFR + 3.25%	816,927
728,175	KnowBe4, Inc. 7.41%, 07/23/2032, 3 mo. USD Term SOFR + 3.75%	640,794
2,148,501	McAfee LLC 6.65%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	1,887,995
1,000,000	Nielsen Consumer, Inc. 5.90%, 10/31/2030, 1 mo. USD Term SOFR + 2.25%	998,750
1,066,492	Peraton Corp. 7.51%, 02/01/2028, 3 mo. USD Term SOFR + 3.75%	909,569
1,625,824	Science Applications International Corp. 5.40%, 02/10/2031, 1 mo. USD Term SOFR + 1.75%	1,631,920
537,906	Surf Holdings LLC 7.27%, 03/05/2027, 1 mo. USD Term SOFR + 3.50%	519,886
828,552	Tempo Acquisition LLC 5.40%, 08/31/2028, 1 mo. USD Term SOFR + 1.75%	609,218
		14,508,472
The accompanying notes are an integral part of these financial statements.

93

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.8%(6) - (continued)
	Leisure Time - 0.1%
$ 2,133,600	Hayward Industries, Inc. 6.27%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	$2,141,601
942,975	MajorDrive Holdings IV LLC 7.96%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	897,401
		3,039,002
	Lodging - 0.2%
2,200,537	Four Seasons Hotels Ltd. 5.40%, 09/22/2032, 1 mo. USD Term SOFR + 1.75%	2,215,941
974,847	Hilton Domestic Operating Co., Inc. 5.40%, 11/08/2030, 1 mo. USD Term SOFR + 1.75%	978,941
1,234,800	Station Casinos LLC 5.65%, 03/14/2031, 1 mo. USD Term SOFR + 2.00%	1,237,566
650,000	Turquoise Topco Ltd. 6.95%, 12/30/2032, 3 mo. USD Term SOFR + 3.25%	637,813
		5,070,261
	Machinery-Construction & Mining - 0.1%
1,148,422	Terex Corp. 5.40%, 10/08/2031, 1 mo. USD Term SOFR + 1.75%	1,153,808
1,788,162	WEC U.S. Holdings Ltd. 5.66%, 01/27/2031, 1 mo. USD Term SOFR + 2.00%	1,791,720
		2,945,528
	Machinery-Diversified - 0.1%
447,750	DXP Enterprises, Inc. 6.90%, 10/11/2030, 1 mo. USD Term SOFR + 3.25%	451,247
1,783,193	TK Elevator Midco GmbH 6.38%, 04/30/2030, 6 mo. USD Term SOFR + 2.75%	1,797,566
		2,248,813
	Media - 0.4%
802,836	Century De Buyer LLC 6.66%, 10/30/2030, 3 mo. USD Term SOFR + 3.00%	789,035
	Charter Communications Operating LLC
997,959	5.69%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	996,572
2,025,527	5.94%, 12/15/2031, 3 mo. USD Term SOFR + 2.25%	2,023,521
312,364	EW Scripps Co. 9.53%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	313,601
2,625,000	Nexstar Broadcasting, Inc. 6.40%, 03/18/2033, 1 mo. USD Term SOFR + 2.75%	2,620,905
1,390,000	Sunrise Financing Partnership 6.10%, 02/15/2032, 6 mo. USD Term SOFR + 2.47%	1,389,472
750,000	Versant Media Group, Inc. 7.20%, 01/30/2031, 3 mo. USD Term SOFR + 3.50%	750,750
		8,883,856
	Metal Fabricate/Hardware - 0.2%
3,460,000	Advanced Drainage Systems, Inc. 5.29%, 02/28/2033, 1 mo. USD Term SOFR + 1.63%	3,484,877
1,125,616	AZZ, Inc. 5.40%, 05/13/2029, 1 mo. USD Term SOFR + 1.75%	1,129,139
		4,614,016
	Mining - 0.1%
714,375	American Rock Salt Co. LLC 7.77%, 06/09/2028, 1 mo. USD Term SOFR + 4.00%	640,130
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.8%(6) - (continued)
	Mining - 0.1% - (continued)
$ 361,815	Arsenal AIC Parent LLC 6.40%, 08/19/2030, 1 mo. USD Term SOFR + 2.75%	$362,720
945,450	Novelis Corp. 5.45%, 03/11/2032, 3 mo. USD Term SOFR + 1.75%	948,107
		1,950,957
	Miscellaneous Manufacturing - 0.2%
EUR 1,487,723	CeramTec AcquiCo GmbH 5.76%, 11/15/2029, 3 mo. EURIBOR + 3.75%	1,735,590
$ 2,073,442	John Bean Technologies Corp. 5.40%, 01/02/2032, 1 mo. USD Term SOFR + 1.75%	2,079,144
		3,814,734
	Oil & Gas Services - 0.0%
335,000	Deep Blue Operating I LLC 6.41%, 10/01/2032, 1 mo. USD Term SOFR + 2.75%	336,256
	Packaging & Containers - 0.4%
2,034,237	Berlin Packaging LLC 6.94%, 06/07/2031, 3 mo. USD Term SOFR + 3.25%	2,001,689
	Clydesdale Acquisition Holdings, Inc.
967,867	6.83%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	921,119
752,167	6.90%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%	695,679
1,660,837	Owens-Illinois, Inc. 6.65%, 09/30/2032, 1 mo. USD Term SOFR + 3.00%	1,635,925
1,500,000	Proampac PG Borrower LLC 7.66%, 03/07/2033, 3 mo. USD Term SOFR + 4.00%	1,464,375
1,867,529	TricorBraun Holdings, Inc. 6.90%, 03/03/2031, 1 mo. USD Term SOFR + 3.25%	1,783,490
		8,502,277
	Pharmaceuticals - 0.2%
410,000	Alkermes, Inc. 6.45%, 08/12/2031, 3 mo. USD Term SOFR + 2.75%	412,821
462,675	Amneal Pharmaceuticals LLC 6.65%, 08/01/2032, 1 mo. USD Term SOFR + 3.00%	464,216
869,115	Elanco Animal Health, Inc. 5.41%, 10/31/2032, 1 mo. USD Term SOFR + 1.75%	871,288
719,050	Endo Luxembourg Finance Co. I SARL 7.40%, 04/23/2031, 1 mo. USD Term SOFR + 3.75%	710,601
1,395,006	Jazz Financing Lux SARL 5.90%, 05/05/2028, 1 mo. USD Term SOFR + 2.25%	1,400,628
		3,859,554
	Pipelines - 0.6%
3,258,625	Colossus Acquireco LLC 5.38%, 07/30/2032, 3 mo. USD Term SOFR + 1.75%	3,257,941
725,746	GIP Pilot Acquisition Partners LP 5.67%, 10/04/2030, 3 mo. USD Term SOFR + 2.00%	728,104
1,325,148	NorthRiver Midstream Finance LP 5.94%, 08/16/2030, 3 mo. USD Term SOFR + 2.25%	1,326,248
2,000,926	Oryx Midstream Services Permian Basin LLC 5.90%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	2,006,069
The accompanying notes are an integral part of these financial statements.

94

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.8%(6) - (continued)
	Pipelines - 0.6% - (continued)
$ 860,000	Traverse Midstream Partners LLC 5.90%, 04/21/2033, 1 mo. USD Term SOFR + 2.25%	$860,542
2,133,362	UGI Energy Services LLC 6.15%, 02/22/2030, 1 mo. USD Term SOFR + 2.50%	2,144,242
1,760,000	Venture Global Calcasieu Pass LLC 6.95%, 04/11/2033, 6 mo. USD Term SOFR + 3.25%	1,764,118
1,346,625	WhiteWater Matterhorn Holdings LLC 5.45%, 06/16/2032, 3 mo. USD Term SOFR + 1.75%	1,342,774
207,992	Whitewater Whistler Holdings LLC 5.45%, 02/15/2030, 3 mo. USD Term SOFR + 1.75%	208,556
		13,638,594
	REITS - 0.0%
698,912	Iron Mountain, Inc. 5.65%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	698,039
	Retail - 1.0%
2,499,357	1011778 BC Unlimited Liability Co. 5.40%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	2,500,132
1,562,262	Flynn Restaurant Group LP 7.40%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	1,552,169
1,966,606	Great Outdoors Group LLC 6.90%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	1,976,930
953,025	Harbor Freight Tools USA, Inc. 5.90%, 06/11/2031, 1 mo. USD Term SOFR + 2.25%	951,538
1,620,406	IRB Holding Corp. 6.15%, 12/16/2030, 1 mo. USD Term SOFR + 2.50%	1,624,198
1,654,660	KFC Holding Co. 5.53%, 03/15/2028, 1 mo. USD Term SOFR + 1.75%	1,657,556
1,926,989	LBM Acquisition LLC 7.50%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	1,603,255
1,962,959	Les Schwab Tire Centers 6.17%, 04/23/2031, 3 mo. USD Term SOFR + 2.50%	1,961,329
2,000,000	Peer Holding III BV 5.95%, 10/14/2032, 3 mo. USD Term SOFR + 2.25%	1,999,500
705,000	Petco Health & Wellness Co., Inc. 7.95%, 02/03/2031, 3 mo. USD Term SOFR + 4.25%	699,536
1,104,000	PetSmart, Inc. 7.65%, 08/18/2032, 1 mo. USD Term SOFR + 4.00%	1,107,456
983,555	QXO, Inc. 5.65%, 04/30/2032, 1 mo. USD Term SOFR + 2.00%	983,595
	White Cap Buyer LLC
970,527	6.92%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	964,374
2,000,000	7.17%, 02/10/2033, 1 mo. USD Term SOFR + 3.50%	1,982,220
		21,563,788
	Semiconductors - 0.0%
725,000	MKS Instruments, Inc. 5.41%, 02/04/2033, 1 mo. USD Term SOFR + 1.75%	726,812
	Software - 0.8%
1,072,734	Athenahealth Group, Inc. 6.40%, 02/15/2029, 1 mo. USD Term SOFR + 2.75%	1,067,950
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.8%(6) - (continued)
	Software - 0.8% - (continued)
$ 498,750	BCPE Pequod Buyer, Inc. 6.40%, 11/25/2031, 1 mo. USD Term SOFR + 2.75%	$493,139
997,481	Boxer Parent Co., Inc. 6.67%, 07/30/2031, 3 mo. USD Term SOFR + 3.00%	921,423
1,172,258	CCC Intelligent Solutions, Inc. 5.65%, 01/23/2032, 1 mo. USD Term SOFR + 2.00%	1,165,810
1,985,000	Cotiviti Corp. 6.41%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	1,817,684
1,510,000	Dayforce, Inc. 6.66%, 02/04/2033, 3 mo. USD Term SOFR + 3.00%	1,422,798
860,000	Electronic Arts, Inc. 7.16%, 03/24/2033, 1 mo. USD Term SOFR + 3.50%	860,215
513,600	EP Purchaser LLC 7.29%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	360,378
1,717,909	Epicor Software Corp. 6.15%, 05/30/2031, 1 mo. USD Term SOFR + 2.50%	1,693,222
1,146,640	Open Text Corp. 5.40%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	1,115,107
1,047,961	Polaris Newco LLC 7.93%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	910,815
660,012	Project Boost Purchaser LLC 6.45%, 07/16/2031, 3 mo. USD Term SOFR + 2.75%	647,109
397,000	Rocket Software, Inc. 7.40%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	378,111
1,446,936	SS&C Technologies, Inc. 5.65%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	1,446,878
1,617,374	UKG, Inc. 6.16%, 02/10/2031, 3 mo. USD Term SOFR + 2.50%	1,559,359
612,509	Waystar Technologies, Inc. 5.65%, 10/22/2029, 1 mo. USD Term SOFR + 2.00%	612,509
2,134,124	Zelis Payments Buyer, Inc. 6.40%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	2,110,115
		18,582,622
	Telecommunications - 0.3%
2,324,072	Ciena Corp. 5.41%, 10/24/2030, U.S. (Fed) Prime Rate + 0.75%	2,322,631
EUR 2,392,234	MasOrange Finco PLC 4.38%, 03/25/2031, 6 mo. EURIBOR + 2.25%	2,805,202
$ 846,391	Zacapa SARL 7.45%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	848,508
		5,976,341
	Transportation - 0.2%
1,636,664	First Student Bidco, Inc. 5.95%, 08/15/2030, 3 mo. USD Term SOFR + 2.25%	1,636,664
734,450	Savage Enterprises LLC 6.16%, 08/05/2032, 1 mo. USD Term SOFR + 2.50%	737,432
1,615,950	Stonepeak Nile Parent LLC 5.92%, 04/09/2032, 3 mo. USD Term SOFR + 2.25%	1,621,008
	Van Pool Transportation LLC
52,392	2.75%, 08/06/2030, 3 mo. USD Term SOFR + 2.75%(7)	52,522
1,062,608	6.45%, 08/06/2030, 3 mo. USD Term SOFR + 2.75%	1,065,265
		5,112,891
	Total Senior Floating Rate Interests (cost $314,368,858)	$311,292,031
The accompanying notes are an integral part of these financial statements.

95

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 10.3%
	Mortgage-Backed Agencies - 10.3%
	Federal Home Loan Mortgage Corp. - 3.9%
$ 428,983	1.00%, 05/25/2033	$399,453
383,118	1.00%, 06/15/2044	356,083
1,529,479	2.50%, 12/15/2042	1,403,475
488,784	4.50%, 07/15/2040	486,966
8,259,317	5.50%, 11/01/2054	8,308,362
21,197,055	5.50%, 12/01/2054	21,495,117
5,203,115	5.50%, 01/01/2055	5,255,932
33,663,888	5.50%, 07/01/2055	34,041,133
14,977,938	6.00%, 07/01/2054	15,332,042
		87,078,563
	Federal National Mortgage Association - 6.4%
421,569	1.50%, 11/25/2042	397,869
85,789	2.00%, 04/25/2034	85,390
1,751,444	2.00%, 12/25/2042	1,499,628
1,217,970	2.50%, 03/25/2035	1,188,736
2,400,012	3.00%, 02/25/2043	2,208,804
258,534	3.00%, 05/25/2047	254,440
719,062	3.25%, 11/25/2043	708,782
6,828,100	3.38%, 08/25/2048	6,538,093
1,368,673	3.50%, 10/25/2035	1,330,878
1,473,918	4.00%, 11/25/2041	1,415,796
3,306,921	4.50%, 05/25/2040	3,290,176
18,258,911	5.50%, 02/01/2054	18,396,582
38,037,280	5.50%, 07/01/2054	38,315,929
21,439,875	5.50%, 09/01/2054	21,600,087
40,899,103	5.50%, 09/01/2055	41,129,464
5,254,487	5.80%, 06/25/2041	5,434,140
		143,794,794
	Government National Mortgage Association - 0.0%
3,060	3.50%, 05/20/2048	2,927
37,681	5.00%, 08/20/2039	37,654
		40,581
	Total U.S. Government Agencies (cost $231,557,300)	$230,913,938
U.S. GOVERNMENT SECURITIES - 4.3%
	U.S. Treasury Securities - 4.3%
	U.S. Treasury Notes - 4.3%
17,950,000	0.50%, 04/30/2027	$17,377,843
78,850,000	4.38%, 01/31/2032	79,912,627
	Total U.S. Government Securities (cost $97,704,252)	$97,290,470
	Total Long-Term Investments (cost $2,247,489,941)	$2,231,625,219
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.0%
954,251	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $954,347; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $973,480	$954,251
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1% - (continued)
	Securities Lending Collateral - 0.1%
2,398,495	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(9)		$2,398,495
	Total Short-Term Investments (cost $3,352,746)		$3,352,746
	Total Investments (cost $2,250,842,687)	99.4%	$2,234,977,965
	Other Assets and Liabilities	0.6%	12,730,463
	Net Assets	100.0%	$2,247,708,428
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$913,939,792, representing 40.7% of net assets.

(2)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(3)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(4)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(5)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the aggregate value of these securities was $55,955,819, representing 2.5% of net assets.

(6)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2026.

The accompanying notes are an integral part of these financial statements.

96

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

(7)
This security, or a portion of this security, has unfunded loan commitments. As of
April 30, 2026, the aggregate value of the unfunded commitment was $872,752, which represents to 0.0% of total net assets.

(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(9)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	2,274	06/30/2026	$471,002,250	$(2,716,752)
Short position contracts:
U.S. Treasury 5-Year Note Future	(3,169)	06/30/2026	$(341,732,088)	$4,067,584
U.S. Treasury 10-Year Ultra Future	(747)	06/18/2026	(84,305,953)	2,333,314
Total				$6,400,898
Total futures contracts				$3,684,146

Foreign Currency Contracts Outstanding at April 30, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,614,000	EUR	3,061,506	USD	DEUT	05/07/2026	$7,418
3,004,565	USD	2,614,000	EUR	DEUT	05/07/2026	(64,359)
14,415,936	USD	12,315,934	EUR	BNP	05/29/2026	(59,005)
3,065,241	USD	2,614,000	EUR	DEUT	06/02/2026	(7,426)
Total foreign currency contracts						$(123,372)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$725,464,185	$—	$725,464,185	$—
Corporate Bonds	832,857,020	—	832,857,020	—
Foreign Government Obligations	4,575,533	—	4,575,533	—
Municipal Bonds	29,232,042	—	29,232,042	—
Senior Floating Rate Interests	311,292,031	—	311,292,031	—
U.S. Government Agencies	230,913,938	—	230,913,938	—
U.S. Government Securities	97,290,470	—	97,290,470	—
Short-Term Investments	3,352,746	2,398,495	954,251	—
Foreign Currency Contracts(2)	7,418	—	7,418	—
Futures Contracts(2)	6,400,898	6,400,898	—	—
Total	$2,241,386,281	$8,799,393	$2,232,586,888	$—
Liabilities
Foreign Currency Contracts(2)	$(130,790)	$—	$(130,790)	$—
Futures Contracts(2)	(2,716,752)	(2,716,752)	—	—
Total	$(2,847,542)	$(2,716,752)	$(130,790)	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

97

The Hartford Strategic Income Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7%
	Asset-Backed - Automobile - 4.8%
$ 11,310,000	Ally Auto Receivables Trust Series 2026-1, 3.92%, 10/15/2030	$11,236,502
	Ally Bank Auto Credit-Linked Notes
1,229,655	Series 2025-B, 6.16%, 09/15/2033(1)	1,228,744
959,294	Series 2024-B, 6.68%, 09/15/2032(1)	964,072
1,480,261	Series 2025-A, 6.94%, 06/15/2033(1)	1,477,285
1,158,024	Series 2025-B, 6.94%, 09/15/2033(1)	1,155,334
1,279,850	Series 2024-A, 7.92%, 05/17/2032(1)	1,304,289
582,862	Series 2024-B, 8.04%, 09/15/2032(1)	589,297
393,800	Series 2024-A, 9.89%, 05/17/2032(1)	404,827
2,425,000	AmeriCredit Automobile Receivables Trust Series 2023-1, 5.57%, 03/20/2028	2,435,703
	Avid Automobile Receivables Trust
9,109,535	7.80%, 07/15/2032	9,117,770
4,990,000	Series 2023-1, 11.14%, 05/15/2029(1)	5,045,324
	Avis Budget Rental Car Funding AESOP LLC
3,320,000	Series 2026-1A, 6.53%, 08/20/2030(1)	3,278,859
2,155,000	Series 2023-3A, 7.32%, 02/20/2028(1)	2,172,637
1,800,000	Series 2023-5A, 7.35%, 04/20/2028(1)	1,820,003
1,230,125	Bridgecrest Lending Auto Securitization Trust Series 2024-4, 4.72%, 09/15/2028	1,231,259
	Chase Auto Credit Linked Notes
2,148,682	Series 2025-1, 6.02%, 02/25/2033(1)	2,150,865
839,840	Series 2025-1, 7.00%, 02/25/2033(1)	838,368
4,310,618	Credit Acceptance Auto Loan Trust Series 2023-5A, 6.13%, 12/15/2033(1)	4,327,192
1,785,000	DT Auto Owner Trust Series 2021-4A, 3.34%, 07/17/2028(1)	1,783,475
3,195,000	Enterprise Fleet Financing LLC Series 2024-1, 5.16%, 09/20/2030(1)	3,231,057
	Exeter Automobile Receivables Trust
7,377,885	Series 2025-1A, 4.67%, 08/15/2028	7,384,333
8,875,000	Series 2025-4A, 6.99%, 04/15/2033(1)	8,899,281
9,200,000	Series 2025-2A, 7.81%, 10/15/2032(1)	9,490,709
	Flagship Credit Auto Trust
5,025,000	Series 2023-3, 9.74%, 06/17/2030(1)	3,609,164
2,465,000	Series 2023-2, 10.89%, 07/15/2030(1)	1,653,302
	Ford Credit Auto Owner Trust
1,700,000	Series 2022-C, 5.03%, 02/15/2028	1,701,928
10,000,000	Series 2023-2, 5.28%, 02/15/2036(1)	10,204,460
1,317,000	GLS Auto Receivables Issuer Trust Series 2025-1A, 7.19%, 03/15/2032(1)	1,340,258
	GM Financial Consumer Automobile Receivables Trust
10,155,000	Series 2026-1, 3.77%, 03/16/2029	10,127,018
9,795,000	Series 2025-1, 4.73%, 08/16/2030	9,890,391
	Hertz Vehicle Financing III LLC
1,153,333	Series 2023-1A, 9.13%, 06/25/2027(1)	1,157,497
10,405,000	Series 2023-3A, 9.43%, 02/25/2028(1)	10,574,937
5,000,000	Hertz Vehicle Financing III LP Series 2021-2A, 4.34%, 12/27/2027(1)	4,949,086
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Asset-Backed - Automobile - 4.8% - (continued)
	Huntington Bank Auto Credit-Linked Notes
$ 1,812,588	Series 2025-2, 6.89%, 09/20/2033, 30 day USD SOFR Average + 3.25%(1)(2)	$1,771,337
477,056	Series 2025-1, 7.14%, 03/21/2033, 30 day USD SOFR Average + 3.50%(1)(2)	470,104
572,856	Series 2024-2, 7.64%, 10/20/2032, 30 day USD SOFR Average + 4.00%(1)(2)	571,423
10,239,511	Series 2026-1, 8.14%, 02/20/2034, 30 day USD SOFR Average + 4.50%(1)(2)	10,203,497
6,630,000	Hyundai Auto Lease Securitization Trust Series 2024-A, 5.35%, 05/15/2028(1)	6,641,129
	Santander Bank Auto Credit-Linked Notes
1,120,000	Series 2025-A, 6.27%, 01/16/2034(1)	1,115,594
2,333,662	Series 2024-B, 6.80%, 01/18/2033(1)	2,354,639
6,575,000	Series 2025-A, 7.34%, 01/16/2034(1)	6,552,442
526,669	Series 2023-B, 8.41%, 12/15/2033(1)	536,884
4,555,307	Series 2024-B, 8.88%, 01/18/2033(1)	4,644,376
298,115	Series 2023-B, 12.24%, 12/15/2033(1)	311,372
2,051,301	SBNA Auto Lease Trust Series 2024-A, 5.24%, 01/22/2029(1)	2,053,596
1,929,341	Securitized Term Auto Receivables Trust Series 2025-A, 6.75%, 07/25/2031(1)	1,965,010
25,555,000	Toyota Auto Receivables Owner Trust Series 2026-A, 3.80%, 12/15/2028	25,520,232
	Tricolor Auto Securitization Trust
1,000,000	Series 2024-3A, 8.64%, 07/15/2030(3)(4)	124,900
7,075,000	Series 2023-1A, 13.45%, 06/15/2028(3)(4)	3,713,668
9,775,000	Westlake Automobile Receivables Trust Series 2026-P1, 4.01%, 03/17/2031(1)	9,652,782
9,488,718	Wheels Fleet Lease Funding 1 LLC Series 2024-3A, 4.80%, 09/19/2039(1)	9,544,954
		224,523,165
	Asset-Backed - Credit Card - 0.3%
14,100,000	American Express Credit Account Master Trust Series 2023-4, 5.15%, 09/16/2030	14,414,341
	Asset-Backed - Finance & Insurance - 0.6%
4,570,000	CBAMR Ltd. Series 2020-13A, 10.44%, 04/20/2039, 3 mo. USD Term SOFR + 6.77%(1)(2)	4,571,271
1,810,000	Elmwood CLO 48 Ltd. Series 2026-2A, 9.67%, 04/20/2039, 3 mo. USD Term SOFR + 6.00%(1)(2)	1,811,244
6,345,000	Golub Capital Partners CLO 72 B Ltd. Series 2024-72A, 6.90%, 04/25/2039, 3 mo. USD Term SOFR + 3.25%(1)(2)	6,346,326
2,130,000	Hilton Grand Vacations Trust Series 2026-1A, 7.21%, 02/25/2043(1)	2,129,663
The accompanying notes are an integral part of these financial statements.

98

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Asset-Backed - Finance & Insurance - 0.6% - (continued)
$ 2,415,000	OCP Aegis CLO Ltd. Series 2024-39A, 8.68%, 04/16/2038, 3 mo. USD Term SOFR + 5.00%(1)(2)	$2,410,542
4,585,000	Palmer Square Loan Funding Ltd. Series 2026-1A, 8.65%, 07/15/2034, 3 mo. USD Term SOFR + 5.00%(1)(2)	4,585,958
855,000	VB-S1 Issuer LLC Series 2026-1A, 6.84%, 03/15/2056(1)	858,067
3,500,000	Zayo Issuer LLC Series 2026-1A, 7.78%, 04/20/2056(1)	3,563,676
		26,276,747
	Asset-Backed - Home Equity - 0.2%
	Point Securitization Trust
1,585,000	Series 2026-1, 6.50%, 02/25/2056(1)(5)	1,554,059
2,715,000	Series 2025-2, 7.00%, 10/25/2055(1)(5)	2,688,295
3,550,000	Series 2025-1, 7.50%, 06/25/2055(1)	3,552,379
		7,794,733
	Commercial Mortgage-Backed Securities - 4.5%
6,090,000	BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, 3.84%, 11/05/2032(1)(2)	5,726,346
	BBCMS Mortgage Trust
2,490,000	Series 2020-C7, 1.08%, 04/15/2053(2)(6)	87,416
4,104,691	Series 2020-C7, 1.70%, 04/15/2053(2)(6)	162,268
	Benchmark Mortgage Trust
12,461,659	Series 2019-B10, 1.38%, 03/15/2062(2)(6)	361,502
8,500,480	Series 2020-B22, 1.60%, 01/15/2054(2)(6)	471,509
541,000	Series 2019-B9, 4.97%, 03/15/2052(2)	477,202
	BPR Trust
1,580,000	Series 2024-PMDW, 5.85%, 11/05/2041(1)(2)	1,523,099
3,470,000	Series 2023-BRK2, 8.63%, 10/05/2038(1)(2)	3,613,058
5,675,000	Series 2022-SSP, 11.28%, 05/15/2039, 1 mo. USD Term SOFR + 7.63%(1)(2)	5,673,463
8,755,000	BX Trust Series 2025-DELC, 7.60%, 12/15/2042, 1 mo. USD Term SOFR + 3.95%(1)(2)	8,739,427
9,237,685	BXSC Commercial Mortgage Trust Series 2022-WSS, 7.79%, 03/15/2035, 1 mo. USD Term SOFR + 4.13%(1)(2)	9,237,685
3,080,000	Citigroup Commercial Mortgage Trust Series 2016-C3, 3.00%, 11/15/2049(1)	2,435,748
	Commercial Mortgage Trust
1,740,000	Series 2015-LC19, 4.57%, 02/10/2048(1)(2)	1,600,765
1,350,000	Series 2014-UBS4, 4.81%, 08/10/2047(2)	1,026,013
8,519,000	Series 2024-CBM, 8.19%, 12/10/2041(1)(2)	8,525,253
1,962,482	CSAIL Commercial Mortgage Trust Series 2015-C3, 4.34%, 08/15/2048(2)	1,896,248
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Commercial Mortgage-Backed Securities - 4.5% - (continued)
	DBJPM Mortgage Trust
$ 10,327,107	Series 2016-C3, 1.48%, 08/10/2049(2)(6)	$350
3,202,017	Series 2020-C9, 1.70%, 09/15/2053(2)(6)	125,060
	DC Trust
3,475,000	Series 2024-HLTN, 8.78%, 04/13/2040(1)(2)	3,428,450
3,460,000	Series 2024-HLTN, 10.66%, 04/13/2040(1)(2)	3,419,678
943,871	Extended Stay America Trust Series 2025-ESH, 7.75%, 10/15/2042, 1 mo. USD Term SOFR + 4.10%(1)(2)	948,590
7,960,000	GS Mortgage Securities Corp. II Series 2024-70P, 7.53%, 03/10/2041(1)(2)	8,025,899
4,940,390	GS Mortgage Securities Corp. Trust Series 2012-BWTR, 2.95%, 11/05/2034(1)	4,333,094
	GS Mortgage Securities Trust
6,979,971	Series 2020-GC45, 0.73%, 02/13/2053(2)(6)	128,418
60,178	Series 2013-GC13, 3.65%, 07/10/2046(2)(6)	1
158,560	Series 2014-GC20, 5.10%, 04/10/2047(1)(2)	118,916
4,773,703	HIH Trust Series 2024-61P, 7.84%, 10/15/2041, 1 mo. USD Term SOFR + 4.19%(1)(2)	4,782,654
	HTL Commercial Mortgage Trust
7,985,000	Series 2024-T53, 8.47%, 05/10/2039(1)(2)	8,093,865
1,457,000	Series 2024-T53, 10.60%, 05/10/2039(1)(2)	1,478,755
3,085,000	Series 2024-T53, 12.32%, 05/10/2039(1)(2)	3,151,778
3,055,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, 3.69%, 12/15/2047(1)(2)	2,818,713
	JPMBB Commercial Mortgage Securities Trust
1,934,000	Series 2015-C28, 3.93%, 10/15/2048(1)(2)	1,780,286
2,140,000	Series 2014-C24, 4.12%, 11/15/2047(2)	2,002,918
6,850,000	Series 2014-C23, 4.17%, 09/15/2047(1)(2)	6,230,143
1,500,000	Series 2014-C22, 4.66%, 09/15/2047(2)	1,417,500
	Morgan Stanley Bank of America Merrill Lynch Trust
1,145,000	Series 2013-C9, 3.92%, 05/15/2046(1)(2)	1,042,109
1,134,000	Series 2013-C10, 4.08%, 07/15/2046(1)(2)	946,456
2,307,000	Series 2017-C34, 4.31%, 11/15/2052(2)	2,059,107
	Morgan Stanley Capital I Trust
6,385,000	Series 2014-150E, 3.91%, 09/09/2032(1)	6,004,191
2,055,000	Series 2017-H1, 4.28%, 06/15/2050(2)	1,953,996
465,000	Series 2011-C3, 5.09%, 07/15/2049(1)(2)	456,158
5,110	Series 2006-T21, 5.21%, 10/12/2052(1)(2)	767
The accompanying notes are an integral part of these financial statements.

99

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Commercial Mortgage-Backed Securities - 4.5% - (continued)
$ 3,150,000	Multifamily Connecticut Avenue Securities Trust Series 2024-01, 7.50%, 07/25/2054, 30 day USD SOFR Average + 3.85%(1)(2)	$3,250,804
9,225,000	NYC Commercial Mortgage Trust Series 2025-3BP, 7.19%, 02/15/2042, 1 mo. USD Term SOFR + 3.54%(1)(2)	9,221,744
15,200,000	ROCK Trust Series 2024-CNTR, 8.82%, 11/13/2041(1)	15,906,045
1,430,000	SHR Trust Series 2024-LXRY, 8.10%, 10/15/2041, 1 mo. USD Term SOFR + 4.45%(1)(2)	1,436,256
11,850,000	SLG Office Trust Series 2026-OMA, 6.96%, 04/15/2041(1)(2)	11,909,956
6,795,000	TEXAS Commercial Mortgage Trust Series 2025-TWR, 6.75%, 04/15/2042, 1 mo. USD Term SOFR + 3.09%(1)(2)	6,786,806
585,000	UBS Commercial Mortgage Trust Series 2017-C1, 5.00%, 06/15/2050(1)(2)	506,173
14,722	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1, 3.90%, 05/15/2048(2)	13,287
	Wells Fargo NA
6,359,756	Series 2019-BN22, 0.69%, 11/15/2062(2)(6)	114,149
27,970,248	Series 2019-BN24, 0.75%, 11/15/2062(2)(6)	568,397
5,229,394	Series 2019-BN23, 0.80%, 12/15/2052(2)(6)	106,144
11,604,459	Series 2020-BN25, 0.98%, 01/15/2063(2)(6)	296,907
9,022,947	Series 2019-BN18, 1.02%, 05/15/2062(2)(6)	213,082
4,012,878	Series 2020-BN26, 1.31%, 03/15/2063(2)(6)	133,320
13,488,402	Series 2020-BN28, 1.87%, 03/15/2063(2)(6)	836,582
215,000	WFRBS Commercial Mortgage Trust Series 2011-C4, 5.00%, 06/15/2044(1)(2)	188,082
1,605,000	WHARF Commercial Mortgage Trust Series 2025-DC, 7.98%, 07/15/2040(1)(2)	1,647,486
7,775,000	Willowbrook Mall Series 2025-WBRK, 6.28%, 03/05/2035(1)(2)	7,370,793
4,095,000	Worldwide Plaza Trust Series 2017-WWP, 3.53%, 11/10/2036(1)	3,296,477
	X-Caliber Funding LLC
15,835,000	Series 2025-VFN1, 6.64%, 06/17/2030, 1 mo. USD Term SOFR + 2.97%(1)(2)	15,818,229
9,000,000	Series 2026-HPL, 6.81%, 02/15/2046, 1 mo. USD Term SOFR + 3.15%(1)(2)	8,942,520
3,050,000	Series 2023-HICKS, 7.50%, 10/15/2026, 1 mo. USD Term SOFR + 3.50%(1)(2)	3,049,664
3,030,000	Series 2024-MSD, 8.25%, 01/15/2028, 1 mo. USD Term SOFR + 4.25%(1)(2)	3,042,317
		210,960,074
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Other Asset-Backed Securities - 4.6%
$ 617,520	AASET Trust Series 2020-1A, 6.41%, 01/16/2040(1)	$617,458
	Affirm Asset Securitization Trust
22,656	Series 2024-X1, 3.65%, 05/15/2029(1)(2)	81,248
38,562	Series 2024-X2, 3.65%, 12/17/2029(1)(2)	469,544
42,936	Series 2025-X2, 3.65%, 10/15/2030(1)(2)	2,427,481
5,060,000	Affirm Master Trust Series 2025-1A, 7.18%, 02/15/2033(1)	5,090,510
5,835,000	AGL CLO 16 Ltd. Series 2021-16A, 8.33%, 01/20/2035, 3 mo. USD Term SOFR + 4.65%(1)(2)	4,832,051
1,400,000	AGL CLO 32 Ltd. Series 2024-32A, 3.65%, 07/21/2037(1)(2)	644,000
2,235,000	Aligned Data Centers Issuer LLC Series 2021-1A, 2.48%, 08/15/2046(1)	2,215,446
6,625,000	Apidos CLO Ltd. Series 2024-50A, 3.65%, 01/20/2038(1)(2)	3,863,654
1,750,000	Ballyrock CLO 27 Ltd. Series 2024-27A, 3.65%, 10/25/2037(1)	910,000
5,072,000	Ballyrock CLO 29 Ltd. Series 2025-29A, 3.65%, 07/25/2038(1)(2)	3,191,845
500,000	Barings CLO Ltd. Series 2019-4A, 10.07%, 07/15/2037, 3 mo. USD Term SOFR + 6.40%(1)(2)	496,950
335,000	Bellemeade Re Ltd. Series 2025-1, 7.55%, 10/25/2035, 30 day USD SOFR Average + 3.90%(1)(2)	342,101
898,037	Castlelake Aircraft Structured Trust Series 2019-1A, 5.10%, 04/15/2039(1)	882,323
899,452	CF Hippolyta Issuer LLC Series 2020-1, 2.60%, 07/15/2060(1)	572,259
4,750,000	CIFC Funding Ltd. Series 2014-2RA, 10.91%, 10/24/2037, 3 mo. USD Term SOFR + 7.24%(1)(2)	4,478,756
8,870,000	Eagle RE Ltd. Series 2021-1, 9.40%, 10/25/2033, 30 day USD SOFR Average + 5.75%(1)(2)	8,897,612
393,385	Falcon Aerospace Ltd. Series 2019-1, 3.60%, 09/15/2039(1)	388,704
3,050,000	Flatiron RR CLO 22 LLC Series 2021-2A, 7.92%, 10/15/2034, 3 mo. USD Term SOFR + 4.25%(1)(2)	2,885,785
1,190,000	Galaxy XXII CLO Ltd. Series 2016-22A, 8.93%, 04/16/2034, 3 mo. USD Term SOFR + 5.25%(1)(2)	1,153,129
1,385,000	Galaxy XXV CLO Ltd. Series 2018-25A, 9.42%, 04/25/2036, 3 mo. USD Term SOFR + 5.75%(1)(2)	1,341,420
5,300,000	Golub Capital Partners CLO 72 B Ltd. Series 2024-72A, 10.42%, 04/25/2037, 3 mo. USD Term SOFR + 6.75%(1)(2)	5,300,000
	GreenSky Home Improvement Issuer Trust
1,000,000	Series 2025-2A, 7.79%, 06/25/2060(1)	1,013,940
3,455,469	Series 2025-1A, 8.65%, 03/25/2060(1)	3,545,884
1,170,000	Hamlin Park CLO Ltd. Series 2024-1A, 3.65%, 10/20/2037(1)(2)	660,674
The accompanying notes are an integral part of these financial statements.

100

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Other Asset-Backed Securities - 4.6% - (continued)
$ 723,765	HINNT LLC Series 2024-A, 8.00%, 03/15/2043(1)	$708,728
	Home Re Ltd.
1,135,000	Series 2026-1, 6.25%, 01/25/2036, 30 day USD SOFR Average + 2.60%(1)(2)	1,141,909
4,030,000	Series 2026-1, 6.85%, 01/25/2036, 30 day USD SOFR Average + 3.20%(1)(2)	4,066,960
300,000	Series 2026-1, 7.85%, 01/25/2036, 30 day USD SOFR Average + 4.20%(1)(2)	305,152
1,273,328	Horizon Aircraft Finance I Ltd. Series 2018-1, 4.46%, 12/15/2038(1)	1,268,617
558,878	Horizon Aircraft Finance III Ltd. Series 2019-2, 4.46%, 11/15/2039(1)	548,426
1,895,000	Hotwire Funding LLC Series 2021-1, 4.46%, 11/20/2051(1)	1,881,062
3,790,000	Lendmark Funding Trust Series 2025-1A, 8.91%, 09/20/2034(1)	3,890,875
1,585,000	Lewey Park CLO Ltd. Series 2024-1A, 3.65%, 10/21/2037(1)(2)	900,792
3,200,000	Magnetite XLV Ltd. Series 2025-45A, 3.65%, 04/15/2038(1)(2)	2,016,000
17,906,232	MMAF Equipment Finance LLC Series 2023-A, 5.54%, 12/13/2029(1)	18,127,427
8,120,000	Neuberger Berman Loan Advisers CLO 25 Ltd. Series 2017-25A, 10.18%, 07/18/2038, 3 mo. USD Term SOFR + 6.50%(1)(2)	7,934,937
2,830,000	Neuberger Berman Loan Advisers CLO 56 Ltd. Series 2024-56A, 3.65%, 07/24/2037(1)(2)	1,386,700
4,000,000	Neuberger Berman Loan Advisers LaSalle Street Lending CLO II Ltd. Series 2024-2A, 3.65%, 04/20/2038(1)	1,680,000
546,192	Octagon Investment Partners 27 Ltd. Series 2016-1A, 9.88%, 07/15/2030, 3 mo. USD Term SOFR + 6.21%(1)(2)	413,518
5,000,000	Octagon Investment Partners XVI Ltd. Series 2013-1A, 9.69%, 07/17/2030, 3 mo. USD Term SOFR + 6.01%(1)(2)	4,492,545
26,200,000	OneMain Financial Issuance Trust Series 2019-2A, 3.14%, 10/14/2036(1)	25,693,483
1,815,000	Palmer Square CLO Ltd. Series 2018-1A, 10.62%, 04/18/2037, 3 mo. USD Term SOFR + 6.94%(1)(2)	1,673,784
13,005,000	PEAC Solutions Receivables LLC Series 2025-1A, 5.04%, 07/20/2032(1)	13,144,007
1,470,000	Progress Residential Trust Series 2023-SFR1, 6.60%, 03/17/2040(1)	1,463,826
3,835,000	Rad CLO 12 Ltd. Series 2021-12A, 10.31%, 07/30/2040, 3 mo. USD Term SOFR + 6.65%(1)(2)	3,683,157
8,025,000	RR 38 Ltd. Series 2025-38A, 3.65%, 04/15/2040(1)(2)	5,271,944
	SCF Equipment Leasing LLC
1,750,000	Series 2023-1A, 7.00%, 07/21/2036(1)	1,779,355
1,043,000	Series 2024-1A, 9.00%, 12/20/2034(1)	1,099,622
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Other Asset-Backed Securities - 4.6% - (continued)
$ 515,000	TIC Home Improvement Trust Series 2024-A, 11.73%, 10/15/2046(1)	$522,493
1,120,000	VB-S1 Issuer LLC Series 2024-1A, 8.87%, 05/15/2054(1)	1,147,417
	Verizon Master Trust
26,441,000	Series 2024-6, 4.17%, 08/20/2030	26,458,351
12,014,000	Series 2023-3, 4.73%, 04/21/2031(1)	12,124,524
3,585,000	VFI ABS LLC Series 2023-1A, 12.36%, 12/24/2030(1)	3,592,607
6,500,000	Zayo Issuer LLC Series 2025-1A, 8.66%, 03/20/2055(1)	6,730,218
		211,451,210
	Whole Loan Collateral CMO - 5.7%
	Angel Oak Mortgage Trust
2,050,000	Series 2021-3, 2.48%, 05/25/2066(1)(2)	1,577,754
2,203,000	Series 2022-2, 4.08%, 01/25/2067(1)(2)	1,839,541
2,655,000	Arroyo Mortgage Trust Series 2021-1R, 2.67%, 10/25/2048(1)(2)	2,111,054
	CSMC Trust
43,286	Series 2017-FHA1, 3.25%, 04/25/2047(1)(2)	40,775
3,143,250	Series 2020-NQM1, 4.46%, 05/25/2065(1)(2)	2,936,608
	Deephaven Residential Mortgage Trust
1,250,000	Series 2021-3, 3.27%, 08/25/2066(1)(2)	985,083
3,804,000	Series 2026-INV2, 6.71%, 02/25/2071(1)(2)	3,615,473
5,881,000	Ellington Financial Mortgage Trust Series 2021-2, 3.86%, 06/25/2066(1)(2)	4,364,259
	Federal National Mortgage Association Connecticut Avenue Securities Trust
1,425,000	Series 2021-R03, 9.15%, 12/25/2041, 30 day USD SOFR Average + 5.50%(1)(2)	1,459,644
16,785,000	Series 2021-R01, 9.65%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	17,129,871
7,910,000	Series 2022-R01, 9.65%, 12/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	8,130,610
9,720,000	Series 2021-R02, 9.85%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(2)	9,963,794
18,047,172	Series 2022-R05, 10.65%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(2)	19,006,018
11,011,242	Series 2019-HRP1, 13.01%, 11/25/2039, 30 day USD SOFR Average + 9.36%(1)(2)	11,453,770
19,510,000	Series 2022-R04, 13.15%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	20,833,753
3,000,000	Series 2022-R03, 13.50%, 03/25/2042, 30 day USD SOFR Average + 9.85%(1)(2)	3,212,820
1,300,000	Series 2022-R06, 14.25%, 05/25/2042, 30 day USD SOFR Average + 10.60%(1)(2)	1,418,625
The accompanying notes are an integral part of these financial statements.

101

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Whole Loan Collateral CMO - 5.7% - (continued)
$ 13,852,350	Series 2022-R07, 15.65%, 06/25/2042, 30 day USD SOFR Average + 12.00%(1)(2)	$15,445,333
3,148,000	GCAT Trust Series 2026-NQM2, 6.61%, 02/25/2071(1)(2)	3,066,319
8,979,000	Imperial Fund Mortgage Trust Series 2021-NQM4, 4.10%, 01/25/2057(1)(2)	7,097,406
5,319,781	OSAT Trust Series 2021-RPL1, 7.97%, 05/25/2065(1)(5)	5,326,469
	Pretium Mortgage Credit Partners LLC
8,556,000	Series 2025-RPL6, 3.85%, 09/25/2069(1)(5)	7,749,197
9,866,000	Series 2026-RPL1, 4.15%, 01/25/2070(1)(5)	8,974,416
3,450,000	Series 2026-NPL3, 6.22%, 02/25/2056(1)(5)	3,412,976
2,450,000	Series 2026-NPL1, 6.54%, 01/25/2056(1)(5)	2,438,005
2,177,000	Series 2026-NPL2, 6.54%, 02/25/2056(1)(5)	2,169,500
6,835,000	Series 2025-NPL14, 6.78%, 12/25/2055(1)(5)	6,750,815
3,058,000	Series 2025-NPL13, 6.78%, 12/25/2055(1)(5)	3,034,570
3,811,000	Series 2025-NPL12, 6.90%, 11/25/2055(1)(5)	3,790,988
3,045,000	Series 2025-NPL11, 7.02%, 10/25/2055(1)(5)	3,022,726
1,820,000	Series 2026-NPL5, 7.05%, 04/25/2056(1)(5)	1,819,982
4,280,000	Series 2025-NPL7, 8.35%, 07/25/2055(1)(5)	4,277,937
4,390,000	Series 2025-NPL5, 8.72%, 05/25/2055(1)(5)	4,417,912
3,020,000	Series 2025-NPL6, 8.72%, 06/25/2055(1)(5)	3,027,617
15,645,000	PRKCM Trust Series 2026-AFC3, 5.38%, 05/01/2061(1)(2)	15,644,481
	PRPM LLC
5,814,000	Series 2026-2, 6.47%, 02/25/2031(1)(5)	5,795,413
9,199,000	Series 2025-8, 7.20%, 10/25/2030(1)(5)	9,172,847
1,808,000	Series 2025-7, 7.45%, 08/25/2030(1)(5)	1,807,253
555,000	Series 2025-5, 8.57%, 07/25/2030(1)(5)	552,658
5,545,000	Series 2024-7, 8.84%, 11/25/2029(1)(5)	5,514,303
965,000	RCO VIII Mortgage LLC Series 2025-3, 8.84%, 05/25/2030(1)(5)	960,354
3,198,000	SG Residential Mortgage Trust Series 2022-1, 3.96%, 03/27/2062(1)(2)	2,280,237
6,176,000	Spruce Hill Mortgage Loan Trust Series 2020-SH1, 3.83%, 01/28/2050(1)(2)	5,977,267
2,560,000	Verus Securitization Trust Series 2021-5, 3.04%, 09/25/2066(1)(2)	1,865,884
2,743,733	VOLT C LLC Series 2021-NPL9, 8.83%, 05/25/2051(1)(5)	2,755,280
1,253,460	VOLT CI LLC Series 2021-NP10, 8.83%, 05/25/2051(1)(5)	1,254,138
4,301,262	VOLT CII LLC Series 2021-NP11, 8.21%, 08/25/2051(1)(5)	4,301,767
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Whole Loan Collateral CMO - 5.7% - (continued)
$ 5,843,574	VOLT CVI LLC Series 2021-NP12, 9.44%, 12/26/2051(1)(5)	$5,851,152
6,022,727	VOLT XCV LLC Series 2021-NPL4, 8.95%, 03/27/2051(1)(5)	6,026,492
		265,661,146
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $986,857,086)	$961,081,416
CONVERTIBLE BONDS - 6.3%
	Auto Manufacturers - 0.1%
	Rivian Automotive, Inc.
3,180,000	3.63%, 10/15/2030	$3,290,028
2,725,000	4.63%, 03/15/2029	3,113,313
		6,403,341
	Biotechnology - 0.5%
	Bridgebio Pharma, Inc.
2,222,000	0.75%, 02/01/2033(1)	2,205,113
2,510,000	1.75%, 03/01/2031	4,136,882
	Cytokinetics, Inc.
612,000	1.75%, 10/01/2031(1)	781,065
2,400,000	3.50%, 07/01/2027	3,444,000
4,371,000	Immunocore Holdings PLC 2.50%, 02/01/2030	3,890,190
	Ionis Pharmaceuticals, Inc.
250,000	0.00%, 12/01/2030(1)(7)	259,219
4,559,000	1.75%, 06/15/2028	6,770,115
		21,486,584
	Commercial Banks - 0.1%
EUR 7,500,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.53%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	5,916,174
	Commercial Services - 0.0%
$ 800,000	Block, Inc. 0.25%, 11/01/2027	751,200
	Diversified Financial Services - 0.1%
	Coinbase Global, Inc.
3,723,000	0.00%, 10/01/2032(1)(7)	3,138,489
2,561,000	0.25%, 04/01/2030	2,485,451
		5,623,940
	Electric - 0.6%
1,385,000	Ormat Technologies, Inc. 1.50%, 03/15/2031(1)	1,465,746
5,875,000	PG&E Corp. 4.25%, 12/01/2027	6,018,937
4,237,000	PPL Capital Funding, Inc. 3.00%, 12/01/2030(1)	4,383,305
5,765,000	Southern Co. 3.25%, 06/15/2028(1)	5,860,122
	WEC Energy Group, Inc.
1,150,000	3.38%, 06/01/2028(1)	1,199,450
5,380,000	4.38%, 06/01/2029	6,711,550
		25,639,110
	Energy-Alternate Sources - 0.0%
1,720,000	Enphase Energy, Inc. 0.00%, 03/01/2028(7)	1,567,436
	Engineering & Construction - 0.2%
5,320,000	Fluor Corp. 1.13%, 08/15/2029	7,128,800
	Entertainment - 0.0%
200,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(7)	182,500
The accompanying notes are an integral part of these financial statements.

102

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 6.3% - (continued)
	Healthcare - Products - 0.6%
	Guardant Health, Inc.
$ 1,350,000	0.00%, 05/15/2033(1)(7)	$1,409,906
850,000	1.25%, 02/15/2031	1,377,085
5,275,000	Integer Holdings Corp. 1.88%, 03/15/2030	5,103,563
4,925,000	Lantheus Holdings, Inc. 2.63%, 12/15/2027	6,264,600
4,664,000	Merit Medical Systems, Inc. 3.00%, 02/01/2029	4,967,485
5,400,000	Qiagen NV 2.50%, 09/10/2031(8)	5,293,343
867,000	Tempus AI, Inc. 0.75%, 07/15/2030(1)	904,281
		25,320,263
	Home Builders - 0.2%
8,023,000	Meritage Homes Corp. 1.75%, 05/15/2028	7,866,551
	Insurance - 0.1%
HKD 19,000,000	China Pacific Insurance Group Co. Ltd. 0.00%, 09/18/2030(7)(8)	2,533,738
	Internet - 0.3%
	Alibaba Group Holding Ltd.
$ 3,525,000	0.00%, 09/15/2032(7)(8)	3,514,425
1,220,000	0.50%, 06/01/2031	1,761,070
3,549,000	DoorDash, Inc. 0.00%, 05/15/2030(1)(7)	3,385,746
3,408,000	Uber Technologies, Inc. 0.88%, 12/01/2028	4,166,280
		12,827,521
	Investment Company Security - 0.3%
4,750,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	7,554,875
	IREN Ltd.
675,000	0.00%, 07/01/2031(1)(7)	583,875
3,250,000	1.00%, 06/01/2033(1)	3,584,750
2,663,000	Terawulf, Inc. 0.00%, 05/01/2032(1)(7)	3,634,462
		15,357,962
	IT Services - 0.3%
360,000	Lumentum Holdings, Inc. 0.38%, 03/15/2032(1)	1,762,524
7,650,000	Parsons Corp. 2.63%, 03/01/2029	7,512,300
414,000	Seagate HDD Cayman 3.50%, 06/01/2028	3,371,823
	Super Micro Computer, Inc.
1,899,000	0.00%, 06/15/2030(1)(7)	1,542,748
739,000	3.50%, 03/01/2029	642,308
		14,831,703
	Leisure Time - 0.2%
	NCL Corp. Ltd.
5,823,000	0.75%, 09/15/2030(1)	5,442,598
4,495,000	0.88%, 04/15/2030(9)	4,725,369
		10,167,967
	Lodging - 0.3%
15,045,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	15,014,910
	Machinery - Construction & Mining - 0.1%
2,950,000	Bloom Energy Corp. 0.00%, 11/15/2030(1)(7)	5,135,065
	Media - 0.0%
400,000	EchoStar Corp. 3.88%, 11/30/2030(10)	1,500,750
	Miscellaneous Manufacturing - 0.1%
3,955,000	JBT Marel Corp. 0.38%, 09/15/2030(1)	3,717,700
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 6.3% - (continued)
	Oil & Gas Services - 0.1%
$ 2,750,000	Liberty Energy, Inc. 0.00%, 03/01/2032(1)(7)	$3,095,125
2,281,000	Solaris Energy Infrastructure, Inc. 0.25%, 10/01/2031	3,484,227
		6,579,352
	Pharmaceuticals - 0.3%
	Jazz Investments I Ltd.
1,375,000	2.00%, 06/15/2026	1,781,313
3,566,000	3.13%, 09/15/2030(9)	5,327,604
4,205,000	Zoetis, Inc. 0.25%, 06/15/2029(1)	4,156,642
		11,265,559
	Pipelines - 0.0%
1,250,000	Golar LNG Ltd. 2.75%, 12/15/2030(1)	1,508,125
	Real Estate - 0.0%
1,472,000	Compass, Inc. 0.25%, 04/15/2031(1)	1,292,416
	Real Estate Investment Trusts - 0.5%
6,693,000	Boston Properties LP 2.00%, 10/01/2030(1)	6,257,955
5,125,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	5,340,250
1,280,000	Realty Income Corp. 3.50%, 01/15/2029(1)	1,334,400
	Rexford Industrial Realty LP
4,000,000	4.13%, 03/15/2029(1)	3,968,000
3,675,000	4.38%, 03/15/2027(1)	3,662,137
1,920,000	Welltower OP LLC 2.75%, 05/15/2028(1)	4,379,520
		24,942,262
	Semiconductors - 0.3%
	ON Semiconductor Corp.
850,000	0.00%, 05/01/2027(7)	1,636,250
5,015,000	0.50%, 03/01/2029	6,108,270
	Semtech Corp.
4,667,000	0.00%, 10/15/2030(1)(7)	6,230,445
59,000	1.63%, 11/01/2027	167,324
		14,142,289
	Software - 0.9%
6,040,000	Cloudflare, Inc. 0.00%, 06/15/2030(1)(7)	6,936,917
2,015,000	CoreWeave, Inc. 1.75%, 10/01/2032(1)	2,416,993
8,715,000	Datadog, Inc. 0.00%, 12/01/2029(7)	8,762,932
5,325,000	Guidewire Software, Inc. 1.25%, 11/01/2029	5,235,141
973,000	Nebius Group NV 2.63%, 03/15/2033(1)	1,074,484
8,350,000	Nutanix, Inc. 0.50%, 12/15/2029	7,730,430
3,823,000	Snowflake, Inc. 0.00%, 10/01/2029(7)	4,479,791
4,149,000	Unity Software, Inc. 0.00%, 03/15/2030(7)	4,527,596
		41,164,284
	Telecommunications - 0.1%
2,452,000	AST SpaceMobile, Inc. 2.00%, 01/15/2036(1)	2,491,232
	Total Convertible Bonds (cost $270,687,802)	$292,358,734
CORPORATE BONDS - 32.9%
	Advertising - 0.0%
445,000	Lamar Media Corp. 3.63%, 01/15/2031(9)	$417,570
	Aerospace & Defense - 0.0%
300,000	Efesto Bidco SpA Efesto U.S. LLC 7.50%, 02/15/2032(1)	298,761
The accompanying notes are an integral part of these financial statements.

103

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.9% - (continued)
	Aerospace & Defense - 0.0% - (continued)
$ 1,080,000	Goat Holdco LLC 6.75%, 02/01/2032(1)	$1,106,738
267,000	TransDigm, Inc. 6.75%, 01/31/2034(1)	274,288
		1,679,787
	Agriculture - 0.2%
1,050,000	BAT Capital Corp. 5.63%, 08/15/2035(9)	1,082,819
	MHP Lux SA
6,100,000	6.25%, 09/19/2029(8)	5,496,796
3,220,000	10.50%, 07/28/2029(1)	3,297,597
		9,877,212
	Airlines - 0.1%
1,590,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)(9)	1,480,876
980,000	OneSky Flight LLC 8.88%, 12/15/2029(1)	1,035,021
	VistaJet Malta Finance PLC/Vista Management Holding, Inc.
575,000	6.38%, 02/01/2030(1)(9)	538,467
1,319,000	9.50%, 06/01/2028(1)(9)	1,333,347
		4,387,711
	Apparel - 0.1%
1,196,345	Beach Acquisition Bidco LLC 10.00%, 07/15/2033(1)(10)	1,315,990
3,835,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	4,040,092
500,000	Wolverine World Wide, Inc. 4.00%, 08/15/2029(1)	467,385
		5,823,467
	Auto Manufacturers - 0.1%
2,644,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(2)(11)	2,598,005
	Auto Parts & Equipment - 0.2%
	Clarios Global LP/Clarios U.S. Finance Co.
EUR 380,000	4.75%, 06/15/2031(1)	445,661
$ 1,175,000	6.75%, 09/15/2032(1)	1,201,954
	Forvia SE
EUR 2,875,000	2.38%, 06/15/2027(8)	3,333,356
1,490,000	2.75%, 02/15/2027(8)	1,739,240
3,700,000	ZF Europe Finance BV 7.00%, 06/12/2030(8)	4,538,626
		11,258,837
	Biotechnology - 0.2%
$ 8,622,000	Biocon Biologics Global PLC 6.67%, 10/09/2029(8)	8,663,328
2,020,000	Genmab AS/Genmab Finance LLC 6.25%, 12/15/2032(1)	2,073,025
		10,736,353
	Chemicals - 1.6%
475,000	Celanese U.S. Holdings LLC 6.75%, 04/15/2033(9)	489,242
11,281,000	Dangote Fertiliser Ltd. 7.75%, 05/05/2031(8)	11,407,911
	GC Treasury Center Co. Ltd.
4,621,000	6.50%, 09/10/2030, (6.50% fixed rate until 09/10/2030; 5 yr. USD CMT + 2.82% thereafter)(1)(2)(11)	4,553,943
4,996,000	7.13%, 03/10/2035, (7.13% fixed rate until 03/10/2035; 5 yr. USD CMT + 3.16% thereafter)(1)(2)(11)	4,945,189
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.9% - (continued)
	Chemicals - 1.6% - (continued)
$ 4,642,000	Hanwha Totalenergies Petrochemical Co. Ltd. 5.50%, 07/18/2029(8)	$4,471,634
EUR 200,000	Itelyum Regeneration SpA 5.75%, 04/15/2030(1)	236,532
$ 175,000	NOVA Chemicals Corp. 5.25%, 06/01/2027(1)	174,924
	OCP SA
5,290,000	6.70%, 03/01/2036(8)	5,515,317
5,639,000	6.74%, 04/22/2031, (6.74% fixed rate until 04/22/2031; 5 yr. USD CMT + 2.75% thereafter)(1)(2)(9)(11)	5,614,556
8,289,000	7.37%, 04/22/2036, (7.37% fixed rate until 04/22/2036; 5 yr. USD CMT + 3.22% thereafter)(1)(2)(9)(11)	8,237,287
400,000	Olympus Water U.S. Holding Corp. 6.25%, 10/01/2029(1)(9)	390,974
	Tronox, Inc.
30,965,000	4.63%, 03/15/2029(1)(9)	25,913,528
2,000,000	9.13%, 09/30/2030(1)(9)	2,032,390
		73,983,427
	Commercial Banks - 3.9%
EUR 2,000,000	Abanca Corp. Bancaria SA 6.13%, 09/19/2031, (6.13% fixed rate until 09/19/2031; 5 yr. EURIBOR ICE Swap + 3.89% thereafter)(2)(8)(9)(11)	2,365,212
	AIB Group PLC
$ 3,625,000	5.32%, 05/15/2031, (5.32% fixed rate until 05/15/2030; 6 mo. USD SOFR + 1.65% thereafter)(1)(2)	3,695,445
EUR 1,710,000	6.00%, 07/14/2031, (6.00% fixed rate until 07/14/2031; 5 yr. EURIBOR ICE Swap + 3.71% thereafter)(2)(8)(11)	2,040,437
3,300,000	AL Sydbank 3.63%, 03/05/2030, (3.63% fixed rate until 03/05/2029; 3 mo. EURIBOR + 1.45% thereafter)(2)	3,877,497
GBP 2,775,000	Aldermore Group PLC 6.00%, 10/01/2035, (6.00% fixed rate until 10/01/2030; 5 yr. U.K. Government Bond + 2.02% thereafter)(2)(8)	3,699,747
EUR 3,225,000	Alpha Bank SA 11.88%, 02/08/2028, (11.88% fixed rate until 02/08/2028; 5 yr. EUR Swap + 9.31% thereafter)(2)(8)(11)	4,225,661
1,200,000	Argenta Spaarbank NV 3.75%, 02/02/2034, (3.75% fixed rate until 02/02/2033; 1 yr. EURIBOR ICE Swap +1.08% thereafter)(2)(8)	1,384,353
9,197,000	Banca Transilvania SA 7.13%, 11/27/2030, (7.13% fixed rate until 11/27/2030; 5 yr. EURIBOR ICE Swap + 4.78% thereafter)(2)(8)(9)(11)	11,039,799
$ 3,600,000	Banco Bilbao Vizcaya Argentaria SA 7.13%, 12/31/2099, 5 yr. USD CMT + 2.99%(2)	3,600,000
	Banco Santander SA
EUR 2,200,000	1.00%, 10/01/2033(8)	2,110,525
$ 3,800,000	4.55%, 11/06/2030	3,748,645
EUR 2,200,000	7.00%, 11/20/2029, (7.00% fixed rate until 11/20/2029; 5 yr. EUR Swap + 4.43% thereafter)(2)(8)(11)	2,739,094
$ 900,000	Bank KB Indonesia Tbk. PT 5.66%, 10/30/2027(8)	904,540
The accompanying notes are an integral part of these financial statements.

104

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.9% - (continued)
	Commercial Banks - 3.9% - (continued)
EUR 2,100,000	Bank of Cyprus Holdings PLC 11.88%, 06/21/2028, (11.88% fixed rate until 06/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(2)(8)(11)	$2,802,955
1,725,000	Bank of Ireland Group PLC 6.38%, 03/10/2030, (6.38% fixed rate until 03/10/2030; 5 yr. EURIBOR ICE Swap + 4.03% thereafter)(2)(8)(11)	2,089,355
$ 2,725,000	Bank of New York Mellon 4.73%, 04/20/2029, (4.73% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.14% thereafter)(2)	2,746,585
GBP 2,150,000	Barclays PLC 8.88%, 09/15/2027, (8.88% fixed rate until 09/15/2027; 5 yr. U.K. Government Bond + 6.96% thereafter)(2)(8)(11)	3,023,058
EUR 1,800,000	BAWAG Group AG 7.25%, 09/18/2029, (7.25% fixed rate until 09/18/2029; 5 yr. EURIBOR ICE Swap + 5.05% thereafter)(2)(8)(11)	2,225,512
	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
$ 3,630,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(2)	3,996,736
855,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(2)(8)	941,380
4,945,000	BNP Paribas SA 7.20%, 04/17/2036, (7.20% fixed rate until 04/17/2036; 5 yr. USD CMT + 2.94% thereafter)(1)(2)(11)	4,974,007
5,550,000	BPCE SA 7.00%, 10/19/2034, (7.00% fixed rate until 10/19/2033; 6 mo. USD SOFR + 2.59% thereafter)(1)(2)	6,064,301
EUR 2,375,000	BPER Banca SpA 5.88%, 03/19/2031, (5.88% fixed rate until 03/19/2031; 5 yr. EURIBOR ICE Swap + 3.57% thereafter)(2)(8)(11)	2,784,073
$ 620,000	CaixaBank SA 4.82%, 04/22/2032, (4.82% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.21% thereafter)(1)(2)	615,980
EUR 1,800,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(2)(8)(11)	2,316,295
	Citigroup, Inc.
$ 2,573,000	6.63%, 02/15/2031, (6.63% fixed rate until 02/15/2031; 5 yr. USD CMT + 3.00% thereafter)(2)(11)	2,604,537
1,275,000	7.63%, 11/15/2028, (7.63% fixed rate until 11/15/2028; 5 yr. USD CMT + 3.21% thereafter)(2)(11)	1,325,895
EUR 2,495,000	CrediaBank SA 9.38%, 01/31/2031, (9.38% fixed rate until 01/31/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(2)(8)(11)	3,098,483
1,800,000	Eurobank SA 6.25%, 11/10/2033, (6.25% fixed rate until 11/10/2033; 5 yr. EURIBOR ICE Swap + 3.79% thereafter)(2)(8)(11)	2,091,444
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.9% - (continued)
	Commercial Banks - 3.9% - (continued)
	Golomt Bank
$ 3,019,000	11.00%, 05/20/2027(8)	$3,124,619
1,875,000	11.00%, 05/20/2027(1)	1,940,596
	HSBC Holdings PLC
1,527,000	4.60%, 12/17/2030, (4.60% fixed rate until 12/17/2030; 5 yr. USD CMT + 3.65% thereafter)(2)(9)(11)	1,424,218
3,705,000	4.62%, 11/06/2031, (4.62% fixed rate until 11/06/2030; 6 mo. USD SOFR + 1.19% thereafter)(2)	3,670,383
4,075,000	5.28%, 03/10/2037, (5.28% fixed rate until 03/10/2036; 6 mo. USD SOFR + 1.55% thereafter)(2)	4,019,048
5,500,000	6.75%, 03/24/2031, (6.75% fixed rate until 03/24/2031; 5 yr. USD CMT + 2.91% thereafter)(2)(11)	5,570,707
EUR 3,600,000	Ibercaja Banco SA 9.13%, 01/25/2028, (9.13% fixed rate until 01/25/2028; 5 yr. EUR Swap + 6.83% thereafter)(2)(8)(11)	4,539,912
$ 2,140,000	ING Groep NV 4.25%, 05/16/2031, (4.25% fixed rate until 05/16/2031; 5 yr. USD CMT + 2.86% thereafter)(2)(9)(11)	1,920,641
	Intesa Sanpaolo SpA
3,200,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(1)(2)	3,025,739
EUR 1,050,000	6.38%, 05/26/2033, (6.38% fixed rate until 05/26/2033; 5 yr. EURIBOR ICE Swap + 4.04% thereafter)(2)(8)(11)	1,272,383
$ 3,150,000	8.25%, 11/21/2033, (8.25% fixed rate until 11/21/2032; 1 yr. USD CMT + 4.40% thereafter)(1)(2)	3,656,728
	JP Morgan Chase & Co.
1,305,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(2)	1,306,501
705,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(2)	694,646
200,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(2)	202,896
	Metro Bank Holdings PLC
GBP 2,575,000	12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(2)(8)	3,919,797
5,540,000	13.88%, 03/26/2030, (13.88% fixed rate until 03/26/2030; 5 yr. U.K. Government Bond + 9.57% thereafter)(2)(8)(11)	8,706,210
EUR 9,400,000	Nova Ljubljanska Banka DD 6.50%, 11/26/2030, (6.50% fixed rate until 11/26/2030; 5 yr. EURIBOR ICE Swap + 4.08% thereafter)(2)(8)(11)	11,075,512
	Piraeus Bank SA
1,700,000	6.75%, 12/30/2030, (6.75% fixed rate until 12/30/2030; 5 yr. EURIBOR ICE Swap + 4.60% thereafter)(2)(8)(9)(11)	2,059,950
The accompanying notes are an integral part of these financial statements.

105

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.9% - (continued)
	Commercial Banks - 3.9% - (continued)
EUR 200,000	7.25%, 04/17/2034, (7.25% fixed rate until 01/17/2029; 5 yr. EUR Swap + 4.77% thereafter)(2)(8)	$252,669
	Societe Generale SA
2,900,000	1.11%, 07/17/2031, (1.11% fixed rate until 07/17/2030; 3 mo. EURIBOR + 1.30% thereafter)(2)(8)	3,012,366
$ 1,150,000	5.38%, 11/18/2030, 5 yr. USD CMT + 4.51%(2)(8)(11)	1,103,553
EUR 500,000	6.13%, 03/17/2032, (6.13% fixed rate until 03/17/2032; 5 yr. EURIBOR ICE Swap + 3.78% thereafter)(2)(8)(11)	594,135
$ 14,735,000	Trade & Development Bank of Mongolia LLC 8.50%, 12/23/2027(8)	14,723,062
	UBS Group AG
2,950,000	7.00%, 02/05/2035, (7.00% fixed rate until 02/05/2035; 5 yr. USD ICE Swap + 3.30% thereafter)(2)(8)(11)	3,002,088
2,268,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(2)(11)	2,646,844
EUR 2,200,000	Unicaja Banco SA 4.88%, 11/18/2026, (4.88% fixed rate until 11/18/2026; 5 yr. EUR Swap + 5.02% thereafter)(2)(8)(11)	2,590,338
		179,187,092
	Commercial Services - 0.6%
$ 3,020,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	3,167,594
400,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(1)(9)	396,905
1,835,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38%, 06/15/2032(1)(9)	1,844,852
	BCP V Modular Services Finance II PLC
EUR 3,030,000	4.75%, 11/30/2028(8)	3,362,294
GBP 600,000	6.13%, 11/30/2028(8)(9)	769,377
$ 1,475,000	Block, Inc. 5.63%, 08/15/2030(1)	1,476,488
2,175,000	Deluxe Corp. 8.13%, 09/15/2029(1)	2,268,157
420,000	Graham Holdings Co. 5.63%, 12/01/2033(1)	415,718
305,000	Massachusetts Institute of Technology 5.60%, 07/01/2111	295,125
GBP 150,000	RAC Bond Co. PLC 5.25%, 11/04/2046(8)	201,710
	Verisure Midholding AB
EUR 4,030,000	5.25%, 02/15/2029(8)	4,735,103
306,000	5.25%, 02/15/2029(1)	359,539
$ 475,000	Wand NewCo 3, Inc. 7.63%, 01/30/2032(1)	494,490
	Worldline SA
EUR 2,200,000	5.25%, 11/27/2029(8)(9)	2,289,980
3,400,000	5.50%, 06/10/2030(8)(9)	3,504,407
		25,581,739
	Construction Materials - 0.3%
$ 11,410,000	Cemex SAB de CV 7.20%, 06/10/2030, (7.20% fixed rate until 06/10/2030; 5 yr. USD CMT + 3.52% thereafter)(1)(2)(11)	11,815,169
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.9% - (continued)
	Construction Materials - 0.3% - (continued)
	CP Atlas Buyer, Inc.
$ 1,390,000	9.75%, 07/15/2030(1)(9)	$1,292,257
1,851,689	12.75%, 01/15/2031(1)(10)	1,370,398
520,000	Griffon Corp. 5.75%, 03/01/2028	518,736
350,000	JH North America Holdings, Inc. 6.13%, 07/31/2032(1)	350,743
		15,347,303
	Distribution/Wholesale - 0.0%
1,480,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(1)	1,456,383
250,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	260,971
		1,717,354
	Diversified Financial Services - 4.0%
1,603,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(1)(2)(11)	1,600,196
18,280,000	Bread Financial Holdings, Inc. 8.38%, 06/15/2035, (8.38% fixed rate until 06/15/2030; 5 yr. USD CMT + 4.30% thereafter)(1)(2)(9)	19,169,176
1,856,000	Citadel Securities Global Holdings LLC 6.20%, 06/18/2035(1)	1,897,399
705,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	735,180
	CrossCountry Intermediate HoldCo LLC
10,156,000	6.50%, 10/01/2030(1)	9,977,819
26,435,000	6.75%, 12/01/2032(1)	25,551,484
3,895,000	EZCORP, Inc. 7.38%, 04/01/2032(1)	4,117,638
	Freedom Mortgage Holdings LLC
660,000	6.88%, 05/01/2031(1)	636,627
15,305,000	8.38%, 04/01/2032(1)	15,517,051
6,999,000	9.13%, 05/15/2031(1)	7,249,312
480,000	9.25%, 02/01/2029(1)	497,294
	goeasy Ltd.
11,495,000	6.88%, 02/15/2031(1)(9)	9,548,930
866,000	7.38%, 10/01/2030(1)(9)	736,860
620,000	GTLK Europe Capital DAC 4.80%, 02/26/2028(3)(4)	—
	Hightower Holding LLC
360,000	6.75%, 04/15/2029(1)	357,547
150,000	9.13%, 01/31/2030(1)	155,708
18,850,000	LFS Topco LLC 8.75%, 07/15/2030(1)(9)	18,214,244
	Muangthai Capital PCL
10,255,000	7.55%, 07/21/2030(1)	10,402,309
830,000	7.55%, 07/21/2030(8)	842,028
	Muthoot Finance Ltd.
3,550,000	6.38%, 04/23/2029(8)	3,571,263
5,465,000	6.38%, 03/02/2030(1)	5,504,409
	PennyMac Financial Services, Inc.
512,000	6.88%, 02/15/2033(1)	503,477
1,500,000	7.13%, 11/15/2030(1)	1,519,724
11,460,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	11,138,133
16,490,000	Stonebriar ABF Issuer LLC 8.13%, 12/15/2030(1)	17,321,772
2,392,000	Sumisho Air Lease Corp. 4.13%, 12/15/2026, (4.13% fixed rate until 12/15/2026; 5 yr. USD CMT + 3.15% thereafter)(2)(11)	2,360,328
The accompanying notes are an integral part of these financial statements.

106

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.9% - (continued)
	Diversified Financial Services - 4.0% - (continued)
$ 380,000	TrueNoord Capital DAC 8.75%, 03/01/2030(1)	$387,451
12,950,000	Velocity Commercial Capital LLC 9.38%, 02/15/2031(1)	13,390,986
		182,904,345
	Electric - 3.1%
4,790,000	Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(8)	4,509,539
6,245,000	ADM Elektrik Dagitim AS 9.50%, 02/05/2031(1)	6,131,382
2,273,094	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(8)	2,136,709
300,000	American Electric Power Co., Inc. 5.80%, 03/15/2056, (5.80% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.13% thereafter)(2)	298,316
4,520,509	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(8)	4,844,706
	Bulgarian Energy Holding EAD
EUR 6,985,000	2.45%, 07/22/2028(8)	7,912,846
2,905,000	4.25%, 06/19/2030(8)	3,362,636
$ 425,000	Clearway Energy Operating LLC 3.75%, 02/15/2031(1)	397,705
674,000	CMS Energy Corp. 4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 yr. USD CMT + 4.12% thereafter)(2)	659,136
1,412,000	Dominion Energy, Inc. 4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 yr. USD CMT + 3.20% thereafter)(2)(11)	1,399,878
	Eastern European Electric Co. BV
EUR 13,605,000	6.50%, 05/15/2030(1)	16,479,580
955,000	6.50%, 05/15/2030(8)	1,156,780
	Edison International
$ 6,894,000	7.88%, 06/15/2054, (7.88% fixed rate until 03/15/2029; 5 yr. USD CMT + 3.66% thereafter)(2)	7,111,437
10,519,000	8.13%, 06/15/2053, (8.13% fixed rate until 03/15/2028; 5 yr. USD CMT + 3.86% thereafter)(2)	10,791,789
3,492,000	Emera, Inc. 6.75%, 06/15/2076, (6.75% fixed rate until 06/15/2026; 3 mo. USD Term SOFR + 5.44% thereafter)(2)	3,494,102
	Energo-Pro AS
EUR 5,010,000	6.45%, 04/15/2031(8)	5,802,282
14,073,000	8.00%, 05/27/2030(1)	17,243,595
$ 2,452,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(2)	2,538,559
	GDZ Elektrik Dagitim AS
18,578,000	9.00%, 10/15/2029(1)	17,983,560
1,330,000	9.00%, 10/15/2029(8)	1,287,804
14,065,000	Limak Yenilenebilir Enerji AS 9.63%, 08/12/2030(1)	14,055,843
1,933,000	Sempra 6.38%, 04/01/2056, (6.38% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.63% thereafter)(2)	1,955,059
	Southern California Edison Co.
735,000	5.25%, 03/15/2030	746,719
620,000	6.20%, 09/15/2055	607,363
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.9% - (continued)
	Electric - 3.1% - (continued)
	Termocandelaria Power SA
$ 3,910,000	7.75%, 09/17/2031(1)	$4,020,262
535,000	7.75%, 09/17/2031(8)	550,087
1,225,000	VoltaGrid LLC 7.38%, 11/01/2030(1)	1,271,454
355,000	XPLR Infrastructure Operating Partners LP 8.63%, 03/15/2033(1)	380,424
2,396,000	Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(1)	2,118,309
		141,247,861
	Electronics - 0.0%
775,000	Coherent Corp. 5.00%, 12/15/2029(1)	766,619
565,000	Ingram Micro, Inc. 4.75%, 05/15/2029(1)	555,204
		1,321,823
	Energy-Alternate Sources - 0.3%
	FS Luxembourg SARL
5,940,000	8.13%, 02/11/2036(1)	5,501,925
4,053,000	8.63%, 06/25/2033(8)	3,971,726
1,457,000	8.63%, 06/25/2033(1)	1,427,788
410,000	TerraForm Power Operating LLC 4.75%, 01/15/2030(1)	397,221
		11,298,660
	Entertainment - 0.6%
	888 Acquisitions Ltd.
EUR 6,125,000	7.70%, 07/15/2028, 3 mo. EURIBOR + 5.5%(2)(8)(9)	7,061,322
6,440,000	8.00%, 09/30/2031(8)(9)	7,293,760
$ 2,085,000	Caesars Entertainment, Inc. 6.00%, 10/15/2032(1)(9)	1,868,645
	Cinemark USA, Inc.
525,000	5.25%, 07/15/2028(1)	522,973
490,000	7.00%, 08/01/2032(1)	506,400
175,000	Discovery Global Holdings, Inc. 4.28%, 03/15/2032	158,503
1,825,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	1,779,396
450,000	Jacobs Entertainment, Inc. 6.75%, 02/15/2029(1)	441,000
1,310,000	Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 02/15/2031(1)	1,080,043
9,920,000	Motion Finco SARL 8.38%, 02/15/2032(1)(9)	8,125,456
425,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)(9)	404,497
250,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp. 5.25%, 07/15/2029(9)	240,511
		29,482,506
	Food - 0.7%
350,000	B&G Foods, Inc. 5.25%, 09/15/2027(9)	337,483
	Bellis Acquisition Co. PLC
EUR 12,035,000	8.00%, 07/01/2031(8)(9)	13,465,097
5,805,000	8.00%, 07/01/2031(1)(9)	6,494,798
GBP 4,023,000	8.13%, 05/14/2030(8)	5,062,068
$ 225,000	Chobani LLC/Chobani Finance Corp., Inc. 6.38%, 04/15/2034(1)	229,569
595,000	Froneri Lux FinCo SARL 6.00%, 08/01/2032(1)	588,473
2,489,000	Industrial F&B Investments III, Inc. 7.75%, 02/11/2033(1)	2,515,150
The accompanying notes are an integral part of these financial statements.

107

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.9% - (continued)
	Food - 0.7% - (continued)
$ 495,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 6.38%, 04/15/2066	$476,590
1,565,000	Mars, Inc. 5.00%, 03/01/2032(1)	1,587,618
		30,756,846
	Gas - 0.1%
2,885,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(2)	2,997,333
	Hand/Machine Tools - 0.2%
	IMA Industria Macchine Automatiche SpA
EUR 4,230,000	3.75%, 01/15/2028(8)	4,930,560
1,450,000	5.95%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	1,714,461
		6,645,021
	Healthcare - Services - 0.7%
	Acadia Healthcare Co., Inc.
$ 193,000	5.00%, 04/15/2029(1)	188,855
529,000	7.38%, 03/15/2033(1)(9)	541,110
	CHS/Community Health Systems, Inc.
3,100,000	4.75%, 02/15/2031(1)(9)	2,900,624
15,500,000	6.88%, 04/15/2029(1)	15,249,632
9,560,000	9.75%, 01/15/2034(1)	9,860,282
118,000	10.88%, 01/15/2032(1)	126,731
3,759,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	3,937,756
532,000	Tenet Healthcare Corp. 5.50%, 11/15/2032(1)	530,643
		33,335,633
	Insurance - 1.5%
	Acrisure LLC/Acrisure Finance, Inc.
2,205,000	7.50%, 11/06/2030(1)	2,239,230
5,895,000	8.25%, 02/01/2029(1)	5,915,668
12,385,000	8.50%, 06/15/2029(1)	12,392,456
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
2,700,000	7.00%, 01/15/2031(1)	2,755,601
375,000	7.38%, 10/01/2032(1)	368,471
2,400,000	Allianz SE 6.50%, 10/30/2034, (6.50% fixed rate until 10/30/2034; 5 yr. USD CMT + 2.33% thereafter)(1)(2)(11)	2,401,627
1,320,000	American National Group, Inc. 7.00%, 12/01/2055, (7.00% fixed rate until 12/01/2030; 5 yr. USD CMT + 3.18% thereafter)(2)	1,289,942
	Asurion LLC/Asurion Co-Issuer, Inc.
3,047,000	8.00%, 12/31/2032(1)	3,182,863
10,890,000	8.38%, 02/01/2034(1)	10,744,160
	Athene Global Funding
1,000,000	5.34%, 01/15/2027(1)	1,005,981
1,040,000	5.35%, 07/09/2027(1)	1,045,416
475,000	AXA SA 6.38%, 12/14/2036, (6.38% fixed rate until 12/14/2036; 6 mo. USD SOFR + 2.52% thereafter)(2)(8)(11)	537,211
EUR 1,100,000	BNP Paribas Cardif SA 6.00%, 11/07/2035, (6.00% fixed rate until 11/07/2035; 5 yr. EURIBOR ICE Swap + 3.37% thereafter)(2)(8)(11)	1,281,048
$ 1,360,000	HSB Group, Inc. 4.84%, 07/15/2027, 3 mo. USD Term SOFR + 1.17%(2)	1,337,853
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.9% - (continued)
	Insurance - 1.5% - (continued)
$ 2,710,000	HUB International Ltd. 7.38%, 01/31/2032(1)	$2,776,045
3,777,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(2)(9)(11)	3,995,224
470,000	M&G PLC 6.50%, 10/20/2048, (6.50% fixed rate until 10/20/2028; 5 yr. USD CMT + 4.41% thereafter)(2)(8)	480,959
EUR 1,200,000	Mutuelle Epargne Retraite Prevoyance Carac 4.38%, 02/05/2046, (4.38% fixed rate until 08/05/2035; 3 mo. EURIBOR + 2.60% thereafter)(2)(8)	1,378,004
	Prudential Financial, Inc.
$ 942,000	3.70%, 10/01/2050, (3.70% fixed rate until 07/01/2030; 5 yr. USD CMT + 3.04% thereafter)(2)	868,827
1,736,000	5.13%, 03/01/2052, (5.13% fixed rate until 11/28/2031; 5 yr. USD CMT + 3.16% thereafter)(2)	1,691,967
2,600,000	SCOR SE 5.25%, 03/13/2029, (5.25% fixed rate until 03/13/2029; 5 yr. USD CMT + 2.37% thereafter)(2)(8)(11)	2,491,098
EUR 1,200,000	Sogecap SA 6.25%, 07/08/2035, (6.25% fixed rate until 07/08/2035; 5 yr. EURIBOR ICE Swap + 3.75% thereafter)(2)(8)(11)	1,423,963
4,200,000	Unipol Assicurazioni SpA 6.00%, 07/21/2035, (6.00% fixed rate until 07/21/2035; 5 yr. EURIBOR ICE Swap + 3.24% thereafter)(2)(8)(11)	4,890,786
$ 2,700,000	Zurich Finance Ireland Designated Activity Co. 3.00%, 04/19/2051, (3.00% fixed rate until 01/19/2031; 5 yr. USD CMT + 2.78% thereafter)(2)(8)	2,427,139
		68,921,539
	Internet - 0.3%
1,555,000	Meta Platforms, Inc. 6.30%, 05/15/2056	1,557,395
78,699	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	78,896
	United Group BV
EUR 275,000	4.63%, 08/15/2028(8)	322,876
2,290,000	6.38%, 05/14/2033(1)	2,675,831
150,000	6.50%, 10/31/2031(1)	179,111
6,500,000	6.75%, 02/15/2031(8)	7,837,530
		12,651,639
	Investment Company Security - 0.3%
	HA Sustainable Infrastructure Capital, Inc.
$ 3,983,000	7.13%, 11/15/2056, (7.13% fixed rate until 08/17/2031; 5 yr. USD CMT + 3.48% thereafter)(2)	4,020,759
3,183,000	8.00%, 06/01/2056, (8.00% fixed rate until 03/01/2031; 5 yr. USD CMT + 4.30% thereafter)(2)	3,378,755
4,870,000	Ittihad International II Ltd. 7.38%, 11/13/2030(1)	4,895,457
		12,294,971
	Iron/Steel - 0.1%
4,715,000	JSW Steel Ltd. 3.95%, 04/05/2027(8)	4,675,616
The accompanying notes are an integral part of these financial statements.

108

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.9% - (continued)
	IT Services - 0.4%
$ 1,345,000	Amentum Holdings, Inc. 7.25%, 08/01/2032(1)(12)	$1,392,223
20,303,000	McAfee Corp. 7.38%, 02/15/2030(1)(9)	16,450,595
		17,842,818
	Leisure Time - 0.0%
1,365,000	NCL Corp. Ltd. 6.75%, 02/01/2032(1)	1,358,303
	Lodging - 0.6%
	Fortune Star BVI Ltd.
EUR 7,580,000	3.95%, 10/02/2026(8)	8,877,765
$ 4,700,000	5.05%, 01/27/2027(8)	4,629,273
	Gohl Capital Holdings Ltd.
5,277,000	7.63%, 10/29/2031, (7.63% fixed rate until 10/29/2031; 5 yr. USD CMT + 3.71% thereafter)(2)(8)(11)	5,235,034
5,277,000	8.30%, 04/29/2036, (8.30% fixed rate until 04/29/2036; 5 yr. USD CMT + 4.26% thereafter)(2)(8)(11)	5,224,521
5,455,000	Studio City Finance Ltd. 5.00%, 01/15/2029(8)	5,198,785
		29,165,378
	Machinery-Diversified - 0.0%
395,000	CompoSecure Holdings LLC 5.63%, 02/01/2033(1)	387,175
	Media - 1.3%
14,570,000	Block Communications, Inc. 10.25%, 03/01/2031(1)	13,489,895
	CCO Holdings LLC/CCO Holdings Capital Corp.
550,000	4.25%, 02/01/2031(1)	499,544
50,000	4.75%, 03/01/2030(1)	47,397
325,000	7.38%, 02/01/2036(1)(9)	318,617
	CSC Holdings LLC
375,000	4.13%, 12/01/2030(1)	223,261
1,750,000	11.75%, 01/31/2029(1)	1,253,152
2,159,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 02/15/2031(1)	2,246,418
150,000	DISH Network Corp. 11.75%, 11/15/2027(1)	154,845
125,000	Gray Media, Inc. 9.63%, 07/15/2032(1)	127,089
	Grupo Televisa SAB
10,195,000	5.00%, 05/13/2045	6,812,181
3,415,000	5.25%, 05/24/2049	2,279,513
2,930,000	6.13%, 01/31/2046	2,236,230
2,602,000	Paramount Global 6.38%, 03/30/2062, (6.38% fixed rate until 03/30/2027; 5 yr. USD CMT + 4.00% thereafter)(2)	2,017,960
	Scripps Escrow II, Inc.
1,268,000	3.88%, 01/15/2029(1)(9)(12)	1,201,478
2,750,000	5.38%, 01/15/2031(1)(12)	2,114,407
22,770,000	Univision Communications, Inc. 8.88%, 04/15/2033(1)	22,894,107
625,000	Versant Media Group, Inc. 7.25%, 01/30/2031(1)	648,915
2,000,000	Ziggo BV 4.88%, 01/15/2030(1)	1,881,353
		60,446,362
	Mining - 0.9%
212,000	Fortescue Treasury Pty. Ltd. 4.38%, 04/01/2031(1)	202,574
	Glencore Funding LLC
1,144,000	2.50%, 09/01/2030(1)	1,041,380
295,000	3.88%, 04/27/2051(1)	215,063
215,000	5.89%, 04/04/2054(1)(9)	211,804
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.9% - (continued)
	Mining - 0.9% - (continued)
	Ivanhoe Mines Ltd.
$ 9,115,000	7.88%, 01/23/2030(1)	$9,293,148
1,015,000	7.88%, 01/23/2030(8)	1,031,903
475,000	Kaiser Aluminum Corp. 4.50%, 06/01/2031(1)	455,652
	Vedanta Resources Finance II PLC
1,290,000	9.48%, 07/24/2030(1)	1,356,169
585,000	9.48%, 07/24/2030(8)	615,135
2,955,000	9.85%, 04/24/2033(1)	3,150,228
585,000	9.85%, 04/24/2033(8)	624,027
11,445,000	10.88%, 09/17/2029(1)	12,158,357
	WE Soda Investments Holding PLC
11,265,000	9.50%, 10/06/2028(1)	11,375,790
1,535,000	9.50%, 10/06/2028(8)	1,550,096
		43,281,326
	Oil & Gas - 1.1%
16,825,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)	17,314,490
	Diamondback Energy, Inc.
2,144,000	5.75%, 04/18/2054	2,057,165
365,000	5.90%, 04/18/2064	352,106
10,890,000	Energean Israel Finance Ltd. 5.88%, 03/30/2031(8)	10,425,116
415,000	Matador Resources Co. 6.25%, 04/15/2033(1)	422,041
4,875,000	Medco Cypress Tree Pte. Ltd. 8.63%, 05/19/2030(8)	5,092,213
	Petroleos Mexicanos
2,750,000	5.95%, 01/28/2031	2,690,418
3,160,000	6.75%, 09/21/2047	2,661,566
920,000	Range Resources Corp. 4.75%, 02/15/2030(1)	902,667
450,000	SM Energy Co. 7.00%, 08/01/2032(1)(9)	461,933
530,000	Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029	520,481
425,000	Talos Production, Inc. 9.38%, 02/01/2031(1)	452,174
7,925,000	YPF SA 6.95%, 07/21/2027(8)	7,965,285
		51,317,655
	Oil & Gas Services - 0.0%
410,000	USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 03/15/2029(1)	423,708
	Packaging & Containers - 0.5%
	Ardagh Group SA
2,206,484	9.50%, 12/01/2030(1)	2,339,729
EUR 3,695,000	12.00%, 12/01/2030(1)(10)	3,867,763
$ 260,000	Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(1)	235,905
400,000	Mauser Packaging Solutions Holding Co. 9.25%, 04/15/2027(1)	394,000
8,730,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(5)(8)	8,425,323
	Sword Purchaser LLC
EUR 4,045,000	7.25%, 04/15/2033(1)	4,791,841
$ 635,000	8.25%, 04/15/2033(1)	649,705
625,000	TriMas Corp. 4.13%, 04/15/2029(1)	601,284
	Trivium Packaging Finance BV
193,000	8.25%, 07/15/2030(1)	201,239
1,655,000	12.25%, 01/15/2031(1)	1,804,412
		23,311,201
The accompanying notes are an integral part of these financial statements.

109

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.9% - (continued)
	Pharmaceuticals - 0.5%
$ 1,900,000	1261229 BC Ltd. 10.00%, 04/15/2032(1)	$1,962,278
	Bausch Health Cos., Inc.
92,000	6.25%, 02/15/2029(1)	67,678
216,000	11.00%, 09/30/2028(1)(9)	224,640
395,000	CVS Health Corp. 6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(2)	409,230
1,035,000	Endo Finance Holdings LP 8.50%, 04/15/2031(1)	1,097,152
	Grifols SA
EUR 4,700,000	3.88%, 10/15/2028(8)(12)	5,427,915
4,505,000	7.50%, 05/01/2030(8)	5,490,616
	Teva Pharmaceutical Finance Netherlands II BV
3,765,000	4.38%, 05/09/2030	4,466,951
4,240,000	7.88%, 09/15/2031	5,827,751
$ 200,000	Teva Pharmaceutical Finance Netherlands III BV 6.00%, 12/01/2032	208,252
		25,182,463
	Pipelines - 0.8%
	AL Candelaria (Spain) SA
8,224,000	5.75%, 06/15/2033(8)	7,422,850
3,910,000	5.75%, 06/15/2033(1)	3,529,103
420,000	Buckeye Partners LP 5.85%, 11/15/2043	384,682
	Enbridge, Inc.
3,400,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(2)	3,419,812
800,000	7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(2)	855,362
1,415,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(2)	1,611,842
972,000	Energy Transfer LP 8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(2)	1,030,346
395,000	Northriver Midstream Finance LP 6.75%, 07/15/2032(1)	404,431
375,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	390,984
1,265,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(2)	1,320,298
	Targa Resources Corp.
795,000	4.90%, 09/15/2030	800,955
270,000	6.50%, 02/15/2053	279,499
	Transcanada Trust
4,681,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(2)	4,623,818
1,028,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD Term SOFR + 4.64% thereafter)(2)	1,029,451
850,000	Venture Global Calcasieu Pass LLC 4.13%, 08/15/2031(1)	796,242
	Venture Global Plaquemines LNG LLC
8,745,000	6.50%, 06/15/2034(1)	9,151,057
425,000	7.75%, 05/01/2035(1)	478,003
		37,528,735
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.9% - (continued)
	Real Estate - 2.6%
EUR 7,735,000	Alexandrite Lake Lux Holdings SARL 6.75%, 07/30/2030(1)(9)	$8,918,812
GBP 7,046,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(8)	9,049,901
	CPI Property Group SA
EUR 2,580,000	1.50%, 01/27/2031(8)	2,445,736
4,700,000	4.75%, 07/22/2030(8)	5,253,835
18,300,000	7.50%, 03/26/2031, (7.50% fixed rate until 03/26/2031; 5 yr. EURIBOR ICE Swap + 5.23% thereafter)(2)(8)(11)	19,687,682
GBP 6,780,000	8.88%, 10/09/2030, (8.88% fixed rate until 10/09/2030; 5 yr. U.K. Government Bond + 5.65% thereafter)(2)(8)(11)	8,557,007
$ 5,540,000	GLP China Holdings Ltd. 7.75%, 04/30/2029(8)	4,454,653
	GLP Pte. Ltd.
12,595,000	4.50%, 05/17/2026, (4.50% fixed rate until 05/17/2026; 5 yr. USD CMT + 3.74% thereafter)(2)(8)(11)	5,760,250
6,395,000	4.60%, 06/29/2027, (4.60% fixed rate until 06/29/2027; 5 yr. USD CMT + 3.73% thereafter)(2)(8)(9)(11)	2,721,521
11,810,000	9.75%, 05/20/2028(8)	9,284,930
EUR 5,200,000	New Immo Holding SA 3.25%, 07/23/2027(8)	6,072,782
$ 13,195,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(8)	13,006,873
	Samhallsbyggnadsbolaget I Norden Holding AB
EUR 6,920,000	0.75%, 11/14/2028(8)	7,060,754
18,455,000	1.13%, 09/26/2029(8)	17,824,038
1,500,000	2.38%, 08/04/2026(8)	1,748,503
		121,847,277
	Real Estate Investment Trusts - 0.8%
	Brandywine Operating Partnership LP
$ 4,155,000	6.13%, 01/15/2031	3,866,999
3,879,000	8.88%, 04/12/2029	4,059,738
5,083,000	Champion MTN Ltd. 2.95%, 06/15/2030(8)	4,501,816
2,879,000	GLP Capital LP/GLP Financing II, Inc. 5.63%, 03/01/2036	2,829,391
	Hudson Pacific Properties LP
3,090,000	3.25%, 01/15/2030(9)	2,632,893
570,000	3.95%, 11/01/2027	551,600
20,325,000	4.65%, 04/01/2029(9)	18,188,948
2,145,000	5.95%, 02/15/2028(9)	2,090,147
		38,721,532
	Retail - 0.3%
505,000	Asbury Automotive Group, Inc. 4.75%, 03/01/2030	491,812
	Bertrand Franchise Finance SAS
EUR 1,455,000	5.99%, 07/18/2030, 3 mo. EURIBOR + 3.75%(2)(8)	1,706,433
1,805,000	6.50%, 07/18/2030(8)(9)	2,114,686
GBP 100,000	CD&R Firefly Bidco PLC 8.63%, 04/30/2029(8)	140,124
$ 450,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	473,169
2,060,000	FirstCash, Inc. 6.13%, 05/01/2034(1)	2,055,106
	LBM Acquisition LLC
550,000	6.25%, 01/15/2029(1)(9)	381,151
1,507,000	9.50%, 06/15/2031(1)	1,318,602
The accompanying notes are an integral part of these financial statements.

110

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.9% - (continued)
	Retail - 0.3% - (continued)
$ 435,000	Petco Health & Wellness Co., Inc. 8.25%, 02/01/2031(1)	$439,296
350,000	PetSmart LLC/PetSmart Finance Corp. 7.50%, 09/15/2032(1)	354,410
3,266,000	Staples, Inc. 10.75%, 09/01/2029(1)	3,121,805
485,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)(9)	507,834
		13,104,428
	Savings & Loans - 0.1%
GBP 1,475,000	Nationwide Building Society 7.88%, 12/20/2031, (7.88% fixed rate until 12/20/2031; 5 yr. U.K. Government Bond + 3.59% thereafter)(2)(8)(11)	2,070,334
	Semiconductors - 0.0%
$ 530,000	Foundry JV Holdco LLC 6.40%, 01/25/2038(1)	566,090
1,325,000	NVIDIA Corp. 3.50%, 04/01/2040	1,104,793
		1,670,883
	Software - 0.9%
12,098,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	11,531,176
	Cloud Software Group, Inc.
712,000	6.50%, 03/31/2029(1)	693,243
1,439,000	9.00%, 09/30/2029(1)	1,412,933
EUR 2,853,000	IPD 3 BV 5.50%, 06/15/2031(8)	3,202,481
$ 2,000,000	OAK-Eagle Acquireco, Inc. 7.25%, 07/01/2033(1)	2,060,832
590,000	Open Text Holdings, Inc. 4.13%, 02/15/2030(1)	531,138
	Oracle Corp.
1,158,000	5.38%, 07/15/2040	1,008,829
708,000	5.70%, 02/04/2036	679,927
1,845,000	6.70%, 02/04/2056	1,700,357
	Rocket Software, Inc.
13,720,000	6.50%, 02/15/2029(1)(9)	12,250,585
650,000	9.00%, 11/28/2028(1)	646,783
1,275,000	Synopsys, Inc. 5.00%, 04/01/2032	1,288,472
	TeamSystem SpA
EUR 2,800,000	5.70%, 07/31/2031, 3 mo. EURIBOR + 3.50%(2)(8)	3,197,523
1,630,000	5.70%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	1,861,415
		42,065,694
	Telecommunications - 2.8%
	Africell Holding Ltd.
$ 15,640,000	10.50%, 10/23/2029(1)(9)	15,735,857
4,286,000	10.50%, 10/23/2029(8)	4,312,921
	Altice France SA
EUR 1,583,578	5.50%, 10/15/2031(8)	1,825,735
$ 8,074,235	6.50%, 04/15/2032(1)	7,941,303
838,415	6.88%, 07/15/2032(1)	824,715
EUR 309,567	7.25%, 11/01/2029(1)	366,067
	AT&T, Inc.
$ 622,000	3.50%, 06/01/2041	479,829
1,020,000	3.85%, 06/01/2060	679,438
1,870,000	Bell Telephone Co. of Canada or Bell Canada 7.00%, 09/15/2055, (7.00% fixed rate until 06/15/2035; 5 yr. USD CMT + 2.36% thereafter)(2)	1,940,594
1,310,000	Black Pearl Compute LLC 6.13%, 02/15/2031(1)	1,329,110
3,245,000	Cipher Compute LLC 7.13%, 11/15/2030(1)	3,363,472
1,750,921	EchoStar Corp. 6.75%, 11/30/2030(10)	1,776,514
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.9% - (continued)
	Telecommunications - 2.8% - (continued)
EUR 7,190,000	Eolo SpA 4.88%, 10/21/2028(8)	$7,329,784
$ 1,495,000	HUT 8 DC LLC 6.19%, 11/15/2042(1)	1,507,373
	Iliad Holding SAS
EUR 100,000	5.38%, 04/15/2030(1)	119,683
425,000	6.88%, 04/15/2031(8)	524,026
$ 1,435,000	8.50%, 04/15/2031(1)	1,522,401
EUR 1,775,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(8)	2,092,923
$ 2,995,000	Level 3 Financing, Inc. 8.50%, 01/15/2036(1)	3,207,678
	Lorca Telecom Bondco SA
EUR 716,383	4.00%, 09/18/2027(8)	841,906
250,957	4.00%, 09/18/2027(1)	294,929
$ 100,000	Lumen Technologies, Inc. 4.50%, 01/15/2029(1)	96,000
990,000	Meridian Arc Holdco LLC 6.25%, 04/30/2031(1)	989,775
11,999,000	Millicom International Cellular SA 4.50%, 04/27/2031(8)	11,200,299
EUR 500,000	Odido Group Holding BV 5.50%, 01/15/2030(8)	583,837
$ 16,055,000	Road Michigan Property Owner I LLC 7.50%, 03/30/2045(1)	16,055,000
2,820,000	Rogers Communications, Inc. 6.88%, 07/31/2056, (6.88% fixed rate until 05/02/2031; 5 yr. USD CMT + 2.84% thereafter)(2)	2,863,982
5,195,000	Silk Road Group Holding LLC 7.50%, 09/15/2030(1)	5,233,879
	Telecom Argentina SA
8,230,000	8.50%, 01/20/2036(1)	8,505,294
2,505,000	9.25%, 05/28/2033(1)	2,659,283
	Telecom Italia Capital SA
150,000	6.00%, 09/30/2034	154,262
175,000	6.38%, 11/15/2033	183,650
	TELUS Corp.
1,650,000	6.38%, 06/09/2056, (6.38% fixed rate until 03/09/2031; 5 yr. USD CMT + 2.69% thereafter)(2)	1,650,188
3,173,000	7.00%, 10/15/2055, (7.00% fixed rate until 07/15/2035; 5 yr. USD CMT + 2.71% thereafter)(2)	3,281,923
	Veon Midco BV
8,700,000	3.38%, 11/25/2027(8)	8,486,305
220,000	3.38%, 11/25/2027(1)	214,596
3,222,000	9.00%, 07/15/2029(1)	3,364,257
2,259,678	VF Ukraine PAT via VFU Funding PLC 9.63%, 02/11/2027(5)(8)	2,238,505
300,000	Vmed O2 U.K. Financing I PLC 4.25%, 01/31/2031(1)	258,276
3,310,000	WULF Compute LLC 7.75%, 10/15/2030(1)	3,478,794
		129,514,363
	Water - 0.1%
6,692,000	Aegea Finance SARL 7.63%, 01/20/2036(1)	4,860,065
	Total Corporate Bonds (cost $1,506,124,162)	$1,525,229,350
The accompanying notes are an integral part of these financial statements.

111

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.1%
	Argentina - 0.3%
$ 15,225,000	Argentina Republic Government International Bonds 4.13%, 07/09/2035(5)	$11,342,625
4,525,000	Provincia de Cordoba 9.75%, 07/02/2032(1)	4,706,000
		16,048,625
	Brazil - 0.1%
BRL 4,363,000	Brazil Letras do Tesouro Nacional 0.00%, 01/01/2030(7)	550,981
	Brazil Notas do Tesouro Nacional
8,412,000	10.00%, 01/01/2029	1,570,232
18,057,000	10.00%, 01/01/2031	3,204,249
4,194,000	10.00%, 01/01/2033	714,298
1,490,000	10.00%, 01/01/2035	246,227
		6,285,987
	Bulgaria - 0.0%
EUR 789,000	Bulgaria Government International Bonds 1.38%, 09/23/2050(8)	505,774
	Cameroon - 0.5%
$ 23,385,000	Republic of Cameroon International Bonds 8.88%, 01/30/2033(8)	22,850,173
	Colombia - 0.5%
EUR 9,600,000	Colombia Government International Bonds 6.50%, 11/26/2038	11,119,687
	Colombia TES
COP 4,043,500,000	6.25%, 07/09/2036	692,959
1,777,400,000	7.00%, 06/30/2032	351,807
2,505,100,000	7.75%, 09/18/2030	549,182
11,515,800,000	9.25%, 05/28/2042	2,354,408
2,383,400,000	11.75%, 01/24/2035	594,289
11,103,500,000	12.50%, 02/27/2030	2,881,425
8,328,900,000	13.25%, 02/09/2033	2,206,449
		20,750,206
	Congo - 0.3%
$ 13,580,000	DRC International Bonds 8.75%, 04/16/2032(1)	13,842,742
	Czech Republic - 0.2%
	Czech Republic Government Bonds
CZK 25,950,000	1.50%, 04/24/2040	808,067
34,140,000	2.00%, 10/13/2033	1,363,124
16,970,000	3.50%, 05/30/2035	739,174
78,340,000	4.20%, 12/04/2036(8)	3,557,888
41,690,000	4.25%, 10/24/2034	1,929,368
9,630,000	4.50%, 11/11/2032	459,582
		8,857,203
	Ecuador - 0.5%
	Ecuador Government International Bonds
$ 10,187,096	6.90%, 07/31/2035(1)(5)	9,382,315
14,285,000	9.25%, 01/29/2039(1)	14,784,975
		24,167,290
	Gabon - 0.5%
25,660,000	Gabon Government International Bonds 6.63%, 02/06/2031(8)	21,622,231
	Hungary - 0.0%
HUF 145,020,000	Hungary Government Bonds 7.00%, 10/24/2035	500,450
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.1% - (continued)
	India - 0.1%
	India Government Bonds
INR 83,550,000	6.64%, 06/16/2035	$853,807
415,350,000	7.30%, 06/19/2053	4,181,080
		5,034,887
	Indonesia - 0.1%
	Indonesia Treasury Bonds
IDR 11,852,000,000	5.88%, 03/15/2031	657,502
6,981,000,000	7.13%, 06/15/2042	409,828
12,038,000,000	7.13%, 06/15/2043	706,412
21,923,000,000	7.13%, 08/15/2045	1,304,488
		3,078,230
	Kazakhstan - 0.1%
	Kazakhstan Government International Bonds
KZT 382,660,000	7.90%, 12/20/2038(1)	484,432
702,104,000	14.00%, 05/12/2031(1)	1,415,197
1,730,018,000	14.00%, 02/13/2035(1)	3,452,127
472,312,000	15.10%, 03/12/2034(1)	997,474
		6,349,230
	Malaysia - 0.2%
	Malaysia Government Bonds
MYR 1,391,000	3.58%, 07/15/2032	352,501
1,458,000	3.89%, 08/15/2029	374,479
19,684,000	3.90%, 11/30/2026	4,984,588
13,419,000	3.90%, 11/16/2027	3,422,051
4,989,000	3.91%, 07/15/2026	1,258,501
1,372,000	4.46%, 03/31/2053	367,839
1,156,000	4.70%, 10/15/2042	317,389
277,000	4.76%, 04/07/2037	76,154
		11,153,502
	Mexico - 0.5%
	Mexico Bonos
MXN 44,766,100	7.75%, 11/13/2042	2,151,212
37,742,000	8.00%, 02/21/2036	1,988,010
8,968,800	8.00%, 11/07/2047	432,593
17,972,600	8.00%, 07/31/2053	857,368
20,974,800	8.00%, 04/29/2055	998,279
16,389,100	8.50%, 03/01/2029	944,776
54,541,500	8.50%, 11/18/2038	2,891,957
	Mexico Cetes
31,094,630	0.00%, 01/21/2027(7)	1,693,099
25,745,000	0.00%, 10/28/2027(7)	1,320,172
	Mexico Government International Bonds
$ 860,000	3.75%, 04/19/2071	497,510
620,000	5.38%, 03/22/2033	607,941
MXN 127,713,994	Mexico Udibonos 2.75%, 11/27/2031(13)	6,664,070
		21,046,987
	Paraguay - 0.0%
PYG 11,647,000,000	Paraguay Government International Bonds 8.50%, 04/04/2038(1)	1,904,117
	Peru - 0.0%
	Peru Government Bonds
PEN 1,129,000	5.35%, 08/12/2040	274,110
2,076,000	7.60%, 08/12/2039(8)(9)	622,625
		896,735
	Poland - 0.3%
PLN 42,221,000	Republic of Poland Government Bonds 3.40%, 09/25/2028, PLTRCI + 0.00%(2)	11,426,507
The accompanying notes are an integral part of these financial statements.

112

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.1% - (continued)
	Romania - 0.8%
	Romania Government Bonds
RON 8,805,000	6.75%, 04/25/2035	$1,918,446
780,000	7.10%, 07/31/2034	173,884
	Romania Government International Bonds
EUR 5,040,000	2.63%, 12/02/2040(1)	3,753,163
5,285,000	2.75%, 04/14/2041(8)	3,945,857
7,080,000	2.88%, 04/13/2042(8)	5,272,656
21,245,000	6.00%, 09/24/2044(1)(9)	23,190,315
		38,254,321
	Serbia - 0.0%
	Serbia International Bonds
722,000	4.25%, 05/06/2031(1)	841,732
$ 570,000	5.50%, 05/06/2036(1)	555,325
		1,397,057
	South Africa - 0.2%
ZAR 29,000,000	Republic of South Africa Floating Rate Note 8.06%, 07/11/2027, 3 mo. ZAR JIBAR + 1.30%(2)	1,750,149
26,000,000	Republic of South Africa Floating Rate Notes 7.64%, 09/17/2030, 3 mo. ZAR JIBAR + 0.96%(2)	1,569,445
	Republic of South Africa Government Bonds
1,771,000	8.50%, 01/31/2037	102,258
12,341,000	8.75%, 01/31/2044	698,361
10,589,000	8.75%, 02/28/2048	600,322
38,070,000	9.88%, 03/31/2039	2,384,334
		7,104,869
	Sri Lanka - 0.6%
	Sri Lanka Government International Bonds
$ 10,507,586	3.60%, 05/15/2036(1)(5)(9)	9,865,888
17,192,414	3.60%, 02/15/2038(1)(5)	16,175,953
		26,041,841
	Supranational - 0.1%
INR 63,600,000	Asian Infrastructure Investment Bank 7.00%, 01/23/2032(8)	646,696
	European Bank for Reconstruction & Development
71,000,000	6.75%, 03/14/2031	718,665
146,900,000	6.75%, 01/13/2032	1,484,162
22,000,000	International Bank for Reconstruction & Development 6.50%, 10/01/2037	207,105
		3,056,628
	Thailand - 0.1%
	Thailand Government Bonds
THB 24,078,000	1.84%, 05/17/2036	715,478
30,922,000	2.50%, 11/17/2029	982,022
22,204,000	2.98%, 06/17/2045	669,932
9,314,000	3.30%, 06/17/2038	307,339
48,215,000	3.45%, 06/17/2043	1,559,594
33,231,000	4.88%, 06/22/2029	1,128,125
		5,362,490
	Turkey - 0.1%
	Turkiye Government Bonds
TRY 51,931,000	26.20%, 10/05/2033	952,275
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.1% - (continued)
	Turkey - 0.1% - (continued)
TRY 14,029,000	27.70%, 09/27/2034	$267,864
194,885,000	40.86%, 06/16/2027, 1 day TRY TLREF Rate + 0.00%(2)	4,399,332
		5,619,471
	Total Foreign Government Obligations (cost $277,152,488)	$283,157,553
MUNICIPAL BONDS - 0.0%
	General - 0.0%
$ 583,476	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	$650,190
	Transportation - 0.0%
	Metropolitan Transportation Auth, NY, Rev
1,140,000	5.00%, 11/15/2050	1,150,304
615,000	6.81%, 11/15/2040	679,686
		1,829,990
	Total Municipal Bonds (cost $2,678,090)	$2,480,180
SENIOR FLOATING RATE INTERESTS - 8.8%(14)
	Advertising - 0.0%
1,262,512	Planet U.S. Buyer LLC 6.67%, 02/07/2031, 3 mo. USD Term SOFR + 3.00%	$1,266,717
	Aerospace & Defense - 0.2%
	Air Comm Corp. LLC
46,846	1.00%, 12/11/2031, 3 mo. USD Term SOFR + 1.00%(15)	46,978
958,568	6.42%, 12/11/2031, 3 mo. USD Term SOFR + 2.75%	961,262
1,158,460	Barnes Group, Inc. 6.15%, 01/27/2032, 1 mo. USD Term SOFR + 2.50%	1,158,216
1,131,948	Cobham Ultra SeniorCo SARL 7.79%, 08/03/2029, 6 mo. USD Term SOFR + 3.75%	1,136,668
1,041,812	Dynasty Acquisition Co., Inc. 5.65%, 10/31/2031, 1 mo. USD Term SOFR + 2.00%	1,044,917
	TransDigm, Inc.
3,523,691	6.15%, 02/28/2031, 1 mo. USD Term SOFR + 2.50%	3,528,237
2,078,350	6.15%, 01/19/2032, 1 mo. USD Term SOFR + 2.50%	2,081,114
510,000	6.15%, 02/13/2033, 1 mo. USD Term SOFR + 2.50%	510,734
		10,468,126
	Agriculture - 0.0%
720,893	Golden State Food LLC 7.20%, 12/04/2031, 3 mo. USD Term SOFR + 3.50%	723,459
	Airlines - 0.2%
1,540,111	American Airlines, Inc. 6.43%, 05/28/2032, 3 mo. USD Term SOFR + 2.75%	1,532,087
1,462,725	AS Mileage Plan IP Ltd. 5.43%, 10/15/2031, 3 mo. USD Term SOFR + 1.75%	1,462,725
The accompanying notes are an integral part of these financial statements.

113

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.8%(14) - (continued)
	Airlines - 0.2% - (continued)
$ 2,413,250	JetBlue Airways Corp. 8.44%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	$2,139,756
2,473,520	VistaJet Malta Finance PLC 7.44%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	2,449,231
		7,583,799
	Apparel - 0.1%
3,592,049	ABG Intermediate Holdings 2 LLC 5.90%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	3,599,017
408,975	Beach Acquisition Bidco LLC 6.95%, 09/12/2032, 3 mo. USD Term SOFR + 3.25%	410,255
555,000	Crocs, Inc. 5.95%, 02/19/2029, 3 mo. USD Term SOFR + 2.25%	557,808
1,429,218	Varsity Brands, Inc. 6.45%, 08/26/2031, 3 mo. USD Term SOFR + 2.75%	1,426,717
		5,993,797
	Auto Parts & Equipment - 0.0%
	Clarios Global LP
867,973	6.15%, 05/06/2030, 1 mo. USD Term SOFR + 2.50%	870,959
771,125	6.40%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	774,340
	First Brands Group LLC
994,468	5.20%, 06/29/2026, 1 mo. USD Term SOFR + 1.55%(10)	233,700
2,880,348	10.66%, 06/29/2026, 1 mo. USD Term SOFR + 7.00%(10)	2,650
2,510,454	10.78%, 03/30/2027, 1 mo. USD Term SOFR + 7.11%(3)(4)	2,109
		1,883,758
	Beverages - 0.1%
1,636,891	Pegasus BidCo BV 6.40%, 07/12/2029, 3 mo. USD Term SOFR + 2.75%	1,640,984
1,130,000	Primo Brands Corp. 6.43%, 03/31/2031, 3 mo. USD Term SOFR + 2.75%	1,136,486
		2,777,470
	Biotechnology - 0.0%
819,000	Genmab AS 6.70%, 12/13/2032, 3 mo. USD Term SOFR + 3.00%	823,554
	Chemicals - 0.1%
593,223	Axalta Coating Systems U.S. Holdings, Inc. 5.45%, 12/20/2029, 3 mo. USD Term SOFR + 1.75%	593,841
1,982,538	Ineos U.S. Finance LLC 6.65%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	1,830,536
977,116	Nouryon Finance BV 6.94%, 04/03/2028, 6 mo. USD Term SOFR + 3.25%	971,009
628,425	Olympus Water U.S. Holding Corp. 6.95%, 11/03/2032, 3 mo. USD Term SOFR + 3.25%	621,091
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.8%(14) - (continued)
	Chemicals - 0.1% - (continued)
$ 980,730	SCIH Salt Holdings, Inc. 6.35%, 01/31/2029, 6 mo. USD Term SOFR + 2.75%	$983,535
990,569	Tronox Finance LLC 6.18%, 09/30/2031, 1 mo. USD Term SOFR + 2.50%	838,804
		5,838,816
	Commercial Services - 0.8%
1,144,250	Allied Universal Holdco LLC 6.90%, 08/20/2032, 1 mo. USD Term SOFR + 3.25%	1,147,030
1,596,021	APi Group DE, Inc. 5.40%, 01/03/2029, 1 mo. USD Term SOFR + 1.75%	1,600,346
2,058,793	Belron Finance 2019 LLC 5.66%, 10/16/2031, 3 mo. USD Term SOFR + 2.00%	2,067,379
EUR 2,055,173	Boels Topholding BV 4.46%, 05/23/2031, 1 mo. EURIBOR + 2.50%	2,414,393
1,000,000	Boluda Towage SL 5.51%, 01/31/2030, 1 mo. EURIBOR + 3.50%	1,182,745
$ 2,525,000	BrightView Landscapes LLC 5.66%, 04/20/2029, 3 mo. USD Term SOFR + 2.00%	2,531,312
2,259,073	Cimpress PLC 6.15%, 05/17/2028, 1 mo. USD Term SOFR + 2.50%	2,261,897
1,467,625	Citrin Cooperman Advisors LLC 6.70%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	1,412,589
982,851	Corp. Service Co. 5.65%, 11/02/2029, 1 mo. USD Term SOFR + 2.00%	984,079
1,335,913	Creative Artists Agency LLC 6.15%, 10/01/2031, 1 mo. USD Term SOFR + 2.50%	1,338,879
1,562,500	Evertec Group LLC 5.90%, 10/30/2030, 1 mo. USD Term SOFR + 2.25%	1,562,500
3,043,785	First Advantage Holdings LLC 6.45%, 10/31/2031, 3 mo. USD Term SOFR + 2.75%	3,001,933
1,730,885	Fugue Finance BV 5.92%, 01/09/2032, 3 mo. USD Term SOFR + 2.25%	1,723,962
982,563	Garda World Security Corp. 6.42%, 02/01/2029, 3 mo. USD Term SOFR + 2.75%	980,411
348,219	Hertz Corp. 7.41%, 06/30/2028, 3 mo. USD Term SOFR + 3.75%	270,089
EUR 1,841,436	Inspired Finco Holdings Ltd. 5.01%, 02/28/2031, 1 mo. EURIBOR + 3.00%	2,164,486
$ 515,858	OMNIA Partners LLC 6.43%, 12/31/2032, 3 mo. USD Term SOFR + 2.75%	518,180
2,724,367	Ryan LLC 7.15%, 11/05/2032, 1 mo. USD Term SOFR + 3.50%	2,678,407
EUR 2,000,000	Techem Verwaltungsgesellschaft 675 GmbH 5.23%, 07/15/2032, 3 mo. EURIBOR + 3.25%	2,359,763
$ 1,509,788	Trans Union LLC 5.40%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	1,509,033
886,835	TTF Holdings LLC 7.38%, 07/18/2031, 6 mo. USD Term SOFR + 3.75%	664,390
The accompanying notes are an integral part of these financial statements.

114

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.8%(14) - (continued)
	Commercial Services - 0.8% - (continued)
$ 1,770,237	Vestis Corp. 5.92%, 02/22/2031, 3 mo. USD Term SOFR + 2.25%	$1,725,981
1,517,477	WEX, Inc. 5.40%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	1,517,477
		37,617,261
	Construction Materials - 0.3%
1,003,898	Chamberlain Group, Inc. 6.40%, 09/08/2032, 1 mo. USD Term SOFR + 2.75%	1,001,910
	Cornerstone Building Brands, Inc.
981,912	7.02%, 04/12/2028, 3 mo. USD Term SOFR + 3.25%	601,863
886,500	8.17%, 05/15/2031, 3 mo. USD Term SOFR + 4.50%	447,682
	Emerald Borrower LP
983,446	5.92%, 05/31/2030, 3 mo. USD Term SOFR + 2.25%	984,144
1,541,613	5.95%, 08/04/2031, 3 mo. USD Term SOFR + 2.25%	1,542,785
410,042	Groundworks LLC 6.67%, 03/14/2031, 3 mo. USD Term SOFR + 3.00%	411,067
1,539,928	Hobbs & Associates LLC 6.40%, 07/23/2031, 1 mo. USD Term SOFR + 2.75%	1,530,304
3,852,849	Quikrete Holdings, Inc. 5.90%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	3,853,966
244,931	Standard Industries, Inc. 5.40%, 09/22/2028, 1 mo. USD Term SOFR + 1.75%	245,105
1,970,000	Wilsonart LLC 7.95%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	1,785,037
		12,403,863
	Distribution/Wholesale - 0.2%
1,937,395	American Builders & Contractors Supply Co., Inc. 5.40%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	1,942,975
1,541,788	Core & Main LP 5.65%, 07/27/2028, 1 mo. USD Term SOFR + 2.00%	1,544,995
850,725	Gloves Buyer, Inc. 7.65%, 05/21/2032, 1 mo. USD Term SOFR + 4.00%	849,483
960,571	PEARLS Netherlands Bidco BV 6.91%, 02/26/2029, 3 mo. USD Term SOFR + 3.25%	832,335
	Windsor Holdings III LLC
EUR 1,295,000	4.76%, 08/01/2030, 1 mo. EURIBOR + 2.75%	1,513,903
$ 1,901,669	6.40%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	1,892,636
		8,576,327
	Diversified Financial Services - 0.4%
3,205,732	Aretec Group, Inc. 6.65%, 08/09/2030, 1 mo. USD Term SOFR + 3.00%	3,211,567
2,372,968	Blackhawk Network Holdings, Inc. 7.15%, 03/12/2029, 1 mo. USD Term SOFR + 3.50%	2,347,126
1,950,112	CFC Bidco 2022 Ltd. 7.18%, 07/01/2032, 3 mo. USD Term SOFR + 3.50%	1,876,983
964,633	Corpay Technologies Operating Co. LLC 5.40%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	965,385
1,004,700	CPI Holdco B LLC 5.65%, 05/19/2031, 1 mo. USD Term SOFR + 2.00%	1,004,298
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.8%(14) - (continued)
	Diversified Financial Services - 0.4% - (continued)
$ 2,821,500	FNZ Group Services Ltd. 8.66%, 11/05/2031, 3 mo. USD Term SOFR + 5.00%	$2,230,763
2,142,929	Focus Financial Partners LLC 6.15%, 09/15/2031, 1 mo. USD Term SOFR + 2.50%	2,125,079
2,772,745	HighTower Holdings LLC 6.41%, 02/03/2032, 3 mo. USD Term SOFR + 2.75%	2,767,560
2,058,900	Jane Street Group LLC 5.67%, 12/15/2031, 3 mo. USD Term SOFR + 2.00%	2,055,050
375,000	Jupiter Borrower, Inc. 6.41%, 03/25/2033, 1 mo. USD Term SOFR + 2.75%	375,937
810,000	Osaic Holdings, Inc. 6.20%, 07/30/2032, 3 mo. USD Term SOFR + 2.50%	809,409
718,987	Setanta Aircraft Leasing DAC 5.45%, 11/05/2028, 3 mo. USD Term SOFR + 1.75%	722,697
		20,491,854
	Electronics - 0.1%
1,276,407	Coherent Corp. 5.40%, 07/02/2029, 1 mo. USD Term SOFR + 1.75%	1,276,407
3,178,225	LSF12 Crown U.S. Commercial Bidco LLC 6.66%, 12/02/2031, 1 mo. USD Term SOFR + 3.00%	3,195,451
332,494	MV Holding GmbH 5.65%, 03/17/2032, 1 mo. USD Term SOFR + 2.00%	333,741
530,000	Resilience Parent LLC 6.13%, 02/28/2033, 6 mo. USD Term SOFR + 2.50%	531,060
		5,336,659
	Engineering & Construction - 0.3%
1,310,000	AGI-CFI Acquisition Corp. 8.20%, 03/25/2033, 3 mo. USD Term SOFR + 4.50%	1,305,638
	Brown Group Holding LLC
1,518,972	6.15%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	1,525,716
1,979,544	6.16%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	1,989,224
780,125	Construction Partners, Inc. 6.15%, 11/03/2031, 1 mo. USD Term SOFR + 2.50%	784,353
2,207,062	KKR Apple Bidco LLC 6.15%, 09/23/2031, 1 mo. USD Term SOFR + 2.50%	2,208,453
2,917,950	Newly Weds Foods, Inc. 5.90%, 03/15/2032, 1 mo. USD Term SOFR + 2.25%	2,913,398
1,518,526	Tecta America Corp. 6.40%, 02/18/2032, 1 mo. USD Term SOFR + 2.75%	1,516,415
		12,243,197
	Entertainment - 0.6%
	Banijay Entertainment SAS
EUR 1,305,000	5.33%, 02/10/2032, 3 mo. EURIBOR + 3.25%	1,538,321
$ 446,429	6.41%, 03/01/2028, 1 mo. USD Term SOFR + 2.75%	447,826
The accompanying notes are an integral part of these financial statements.

115

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.8%(14) - (continued)
	Entertainment - 0.6% - (continued)
	Caesars Entertainment, Inc.
$ 2,401,814	5.90%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	$2,327,766
784,000	5.90%, 02/06/2031, 1 mo. USD Term SOFR + 2.25%	758,034
1,757,373	Cinemark USA, Inc. 5.92%, 05/24/2030, 1 mo. USD Term SOFR + 2.25%	1,763,331
1,634,375	Crown Finance U.S., Inc. 8.16%, 12/02/2031, 1 mo. USD Term SOFR + 4.50%	1,632,103
1,025,000	Delta 2 Lux SARL 5.45%, 09/30/2031, 3 mo. USD Term SOFR + 1.75%	1,025,769
490,050	DK Crown Holdings, Inc. 5.41%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	490,457
1,855,975	EOC Borrower LLC 6.40%, 03/24/2032, 1 mo. USD Term SOFR + 2.75%	1,860,151
600,462	Herschend Entertainment Co. LLC 6.15%, 05/27/2032, 1 mo. USD Term SOFR + 2.50%	602,618
3,073,018	Light & Wonder International, Inc. 5.65%, 04/16/2029, 1 mo. USD Term SOFR + 2.00%	3,073,018
977,060	Maverick Gaming LLC 11.18%, 06/05/2028, U.S. (Fed) Prime Rate + 7.50%(4)	537,383
432,607	Motion Finco SARL 7.20%, 11/12/2029, 3 mo. USD Term SOFR + 3.50%	382,723
EUR 1,310,000	MotoGP Sports Entertainment Group SL 4.87%, 08/18/2032, 6 mo. EURIBOR + 2.75%	1,544,984
$ 865,087	Ontario Gaming GTA LP 7.95%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	819,022
1,266,968	PENN Entertainment, Inc. 6.15%, 05/03/2029, 1 mo. USD Term SOFR + 2.50%	1,271,174
	RunItOneTime LLC
283,346	4.65%, 10/15/2026, 1 mo. USD Term SOFR + 1.00%(4)(10)	283,686
124,247	16.15%, 10/15/2026, 1 mo. USD Term SOFR + 12.50%(4)	124,098
3,677,776	SeaWorld Parks & Entertainment, Inc. 5.65%, 12/04/2031, 1 mo. USD Term SOFR + 2.00%	3,631,803
2,546,337	Six Flags Entertainment Corp. 5.65%, 05/01/2031, 1 mo. USD Term SOFR + 2.00%	2,526,705
3,057,896	TKO Worldwide Holdings LLC 5.66%, 11/21/2031, 3 mo. USD Term SOFR + 2.00%	3,064,868
		29,705,840
	Environmental Control - 0.1%
	Filtration Group Corp.
EUR 450,000	5.51%, 10/21/2028, 1 mo. EURIBOR + 3.50%	529,627
$ 1,411,028	6.15%, 10/21/2028, 1 mo. USD Term SOFR + 2.50%	1,412,537
597,000	GFL Environmental, Inc. 6.17%, 03/03/2032, 3 mo. USD Term SOFR + 2.50%	597,746
		2,539,910
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.8%(14) - (continued)
	Food - 0.2%
$ 1,523,287	CHG PPC Parent LLC 6.77%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	$1,523,759
	Froneri Lux Finco SARL
EUR 2,000,000	4.90%, 09/30/2031, 6 mo. EURIBOR + 2.75%	2,343,051
$ 1,296,103	5.88%, 09/30/2031, 6 mo. USD Term SOFR + 2.25%	1,285,228
1,243,137	5.88%, 09/30/2032, 6 mo. USD Term SOFR + 2.25%	1,233,553
1,585,000	TreeHouse Foods, Inc. 7.90%, 02/11/2033, 1 mo. USD Term SOFR + 4.25%	1,596,396
1,959,548	U.S. Foods, Inc. 5.40%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	1,972,108
		9,954,095
	Food Service - 0.0%
1,095,377	Aramark Services, Inc. 5.40%, 06/22/2030, 1 mo. USD Term SOFR + 1.75%	1,099,145
	Hand/Machine Tools - 0.0%
695,422	Alliance Laundry Systems LLC 5.91%, 08/19/2031, 3 mo. USD Term SOFR + 2.25%	698,064
	Healthcare - Products - 0.1%
1,981,181	Bausch & Lomb Corp. 7.40%, 01/15/2031, 1 mo. USD Term SOFR + 3.75%	1,990,473
	Hanger, Inc.
84,666	5.78%, 10/23/2031, 1 mo. USD Term SOFR + 3.50%(15)	85,107
653,419	7.15%, 10/23/2031, 1 mo. USD Term SOFR + 3.50%	656,823
1,000,000	Hologic, Inc. 5.92%, 04/07/2033, 3 mo. USD Term SOFR + 2.25%	994,380
653,179	Medline Borrower LP 5.40%, 10/23/2028, 1 mo. USD Term SOFR + 1.75%	655,341
		4,382,124
	Healthcare - Services - 0.2%
1,982,430	ADMI Corp. 7.14%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	1,893,221
746,250	Aveanna Healthcare LLC 7.40%, 09/17/2032, 1 mo. USD Term SOFR + 3.75%	747,556
	EyeCare Partners LLC
1,324,124	4.73%, 11/30/2028, 6 mo. USD Term SOFR + 3.61%(10)	584,826
149,754	10.48%, 11/30/2028, 6 mo. USD Term SOFR + 6.75%	25,084
1,259,421	Heartland Dental LLC 7.40%, 08/25/2032, 1 mo. USD Term SOFR + 3.75%	1,259,294
2,661,737	Star Parent, Inc. 7.70%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	2,661,923
1,784,434	Surgery Center Holdings, Inc. 6.15%, 12/19/2030, 1 mo. USD Term SOFR + 2.50%	1,788,645
		8,960,549
The accompanying notes are an integral part of these financial statements.

116

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.8%(14) - (continued)
	Holding Companies-Diversified - 0.0%
	GC Ferry Acquisition I, Inc.
$ 308,438	3.50%, 08/16/2032, 3 mo. USD Term SOFR + 3.50%(15)	$307,454
1,802,046	7.20%, 08/16/2032, 3 mo. USD Term SOFR + 3.50%	1,796,297
		2,103,751
	Home Furnishings - 0.1%
602,401	AI Aqua Merger Sub, Inc. 6.16%, 07/31/2028, 1 mo. USD Term SOFR + 2.50%	603,805
1,799,384	Somnigroup International, Inc. 5.90%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	1,803,882
		2,407,687
	Insurance - 0.6%
3,200,987	Acrisure LLC 6.65%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	3,144,970
651,729	Alera Group, Inc. 6.40%, 05/30/2032, 1 mo. USD Term SOFR + 2.75%	643,921
4,698,718	Alliant Holdings Intermediate LLC 6.15%, 09/19/2031, 1 mo. USD Term SOFR + 2.50%	4,689,415
1,268,937	AmWINS Group, Inc. 5.65%, 01/30/2032, 1 mo. USD Term SOFR + 2.00%	1,267,301
	Asurion LLC
1,833,928	7.41%, 02/23/2033, 3 mo. USD Term SOFR + 3.75%	1,802,604
588,785	9.16%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	590,163
1,852,448	Howden Group Holdings Ltd. 6.40%, 02/15/2031, 1 mo. USD Term SOFR + 2.75%	1,822,920
4,348,736	HUB International Ltd. 5.92%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	4,358,695
4,859,693	Sedgwick Claims Management Services, Inc. 6.15%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	4,821,884
308,450	Trucordia Insurance Holdings LLC 6.90%, 06/17/2032, 1 mo. USD Term SOFR + 3.25%	293,283
1,287,742	Truist Insurance Holdings LLC 6.45%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	1,277,440
3,200,548	USI, Inc. 5.95%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	3,203,396
		27,915,992
	Internet - 0.2%
491,250	Go Daddy Operating Co. LLC 5.40%, 05/30/2031, 1 mo. USD Term SOFR + 1.75%	479,534
	MH Sub I LLC
2,466,542	7.90%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	2,266,974
1,937,594	7.90%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	1,516,167
795,000	9.90%, 02/23/2029, 1 mo. USD Term SOFR + 6.25%	629,211
1,283,575	Newfold Digital Holdings Group, Inc. 7.26%, 04/30/2029, 1 mo. USD Term SOFR + 3.50%	511,151
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.8%(14) - (continued)
	Internet - 0.2% - (continued)
$ 995,446	Proofpoint, Inc. 6.70%, 08/31/2028, 3 mo. USD Term SOFR + 3.00%	$965,164
683,077	Shutterfly, Inc. 8.66%, 10/01/2027, 3 mo. USD Term SOFR + 5.00%	668,562
		7,036,763
	Investment Company Security - 0.1%
1,501,756	Dragon Buyer, Inc. 6.45%, 09/30/2031, 3 mo. USD Term SOFR + 2.75%	1,433,426
760,000	Gryphon Acquire Newco LLC 6.67%, 09/13/2032, 3 mo. USD Term SOFR + 3.00%	760,790
1,020,468	Intrado Corp. 6.95%, 01/31/2030, 3 mo. USD Term SOFR + 3.25%	1,007,457
1,356,306	NEXUS Buyer LLC 7.15%, 07/31/2031, 1 mo. USD Term SOFR + 3.50%	1,328,054
		4,529,727
	IT Services - 0.3%
2,085,000	Amentum Holdings, Inc. 5.40%, 09/29/2031, 1 mo. USD Term SOFR + 1.75%	2,084,750
1,150,000	CACI International, Inc. 5.40%, 03/09/2033, 1 mo. USD Term SOFR + 1.75%	1,152,392
3,584,761	Fortress Intermediate 3, Inc. 6.66%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	3,562,356
	Kaseya, Inc.
2,024,550	6.91%, 03/22/2032, 3 mo. USD Term SOFR + 3.25%	1,835,842
335,000	8.66%, 03/21/2033, 3 mo. USD Term SOFR + 5.00%	264,861
3,980,946	McAfee LLC 6.65%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	3,498,256
409,814	NCR Atleos LLC 6.69%, 04/16/2029, 3 mo. USD Term SOFR + 3.00%	408,404
2,688,851	Peraton Corp. 7.51%, 02/01/2028, 3 mo. USD Term SOFR + 3.75%	2,293,214
1,041,591	Tempo Acquisition LLC 5.40%, 08/31/2028, 1 mo. USD Term SOFR + 1.75%	765,861
		15,865,936
	Leisure Time - 0.1%
1,445,263	Hayward Industries, Inc. 6.27%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	1,450,683
2,219,768	LC AHAB U.S. Bidco LLC 6.15%, 05/01/2031, 1 mo. USD Term SOFR + 2.50%	2,220,700
1,571,641	MajorDrive Holdings IV LLC 7.96%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	1,495,684
490,047	Recess Holdings, Inc. 7.42%, 02/20/2030, 3 mo. USD Term SOFR + 3.75%	492,037
		5,659,104
	Lodging - 0.0%
490,000	Station Casinos LLC 5.65%, 03/14/2031, 1 mo. USD Term SOFR + 2.00%	491,098
	Machinery - Construction & Mining - 0.0%
1,745,287	WEC U.S. Holdings Ltd. 5.66%, 01/27/2031, 1 mo. USD Term SOFR + 2.00%	1,748,761
The accompanying notes are an integral part of these financial statements.

117

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.8%(14) - (continued)
	Machinery-Diversified - 0.1%
$ 629,019	Roper Industrial Products Investment Co. LLC 6.20%, 11/22/2029, 3 mo. USD Term SOFR + 2.50%	$630,642
	TK Elevator Midco GmbH
EUR 1,920,000	5.15%, 04/30/2030, 3 mo. EURIBOR + 3.00%	2,258,230
$ 1,742,527	6.38%, 04/30/2030, 6 mo. USD Term SOFR + 2.75%	1,756,572
		4,645,444
	Media - 0.3%
741,990	Altice France SA 10.55%, 05/31/2031, 3 mo. USD Term SOFR + 6.88%	755,116
857,015	Century De Buyer LLC 6.66%, 10/30/2030, 3 mo. USD Term SOFR + 3.00%	842,283
201,389	CSC Holdings LLC 8.25%, 04/15/2027, U.S. (Fed) Prime Rate + 1.50%	177,546
	EW Scripps Co.
290,634	7.13%, 11/30/2029, 1 mo. USD Term SOFR + 3.35%	285,425
374,375	9.53%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	375,858
5,302,542	NEP Group, Inc. 8.15%, 10/17/2031, 1 mo. USD Term SOFR + 4.50%	4,770,326
1,000,000	Telenet Financing USD LLC 5.77%, 04/28/2028, 1 mo. USD Term SOFR + 2.00%	994,560
2,924,298	Townsquare Media, Inc. 8.59%, 02/19/2030, 6 mo. USD Term SOFR + 5.00%	2,119,619
875,000	Versant Media Group, Inc. 7.20%, 01/30/2031, 3 mo. USD Term SOFR + 3.50%	875,875
	Virgin Media Bristol LLC
562,500	6.97%, 03/31/2031, 6 mo. USD Term SOFR + 3.18%	524,413
1,010,000	7.02%, 01/31/2029, 1 mo. USD Term SOFR + 3.25%	986,225
		12,707,246
	Mining - 0.1%
841,409	Arsenal AIC Parent LLC 6.40%, 08/19/2030, 1 mo. USD Term SOFR + 2.75%	843,513
1,296,900	Novelis Corp. 5.45%, 03/11/2032, 3 mo. USD Term SOFR + 1.75%	1,300,544
		2,144,057
	Miscellaneous Manufacturing - 0.1%
EUR 2,001,017	CeramTec AcquiCo GmbH 5.76%, 11/15/2029, 3 mo. EURIBOR + 3.75%	2,334,401
$ 1,525,726	Touchdown Acquirer, Inc. 6.16%, 02/21/2031, 3 mo. USD Term SOFR + 2.50%	1,507,616
		3,842,017
	Packaging & Containers - 0.3%
2,040,165	Altium Packaging LLC 6.15%, 06/11/2031, 1 mo. USD Term SOFR + 2.50%	1,986,101
4,061,761	Berlin Packaging LLC 6.94%, 06/07/2031, 3 mo. USD Term SOFR + 3.25%	3,996,773
	Clydesdale Acquisition Holdings, Inc.
1,865,106	6.83%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	1,775,021
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.8%(14) - (continued)
	Packaging & Containers - 0.3% - (continued)
$ 1,885,366	6.90%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%	$1,743,775
997,500	Owens-Illinois, Inc. 6.65%, 09/30/2032, 1 mo. USD Term SOFR + 3.00%	982,537
1,425,000	Proampac PG Borrower LLC 7.66%, 03/07/2033, 3 mo. USD Term SOFR + 4.00%	1,391,156
323,433	SupplyOne, Inc. 7.15%, 04/21/2031, 1 mo. USD Term SOFR + 3.50%	324,287
2,051,982	TricorBraun Holdings, Inc. 6.90%, 03/03/2031, 1 mo. USD Term SOFR + 3.25%	1,959,643
		14,159,293
	Pharmaceuticals - 0.2%
577,100	Amneal Pharmaceuticals LLC 6.65%, 08/01/2032, 1 mo. USD Term SOFR + 3.00%	579,022
4,129,375	Bausch Health Cos., Inc. 9.90%, 10/08/2030, 1 mo. USD Term SOFR + 6.25%	4,014,785
1,157,375	Endo Luxembourg Finance Co. I SARL 7.40%, 04/23/2031, 1 mo. USD Term SOFR + 3.75%	1,143,776
EUR 1,320,000	IVC Acquisition Ltd. 6.12%, 12/12/2028, 3 mo. EURIBOR + 4.00%	1,550,410
		7,287,993
	Pipelines - 0.3%
$ 391,502	Brazos Delaware II LLC 6.15%, 02/11/2030, 1 mo. USD Term SOFR + 2.50%	392,700
2,711,375	Colossus Acquireco LLC 5.38%, 07/30/2032, 3 mo. USD Term SOFR + 1.75%	2,710,806
2,468,338	NorthRiver Midstream Finance LP 5.94%, 08/16/2030, 3 mo. USD Term SOFR + 2.25%	2,470,387
3,240,728	Oryx Midstream Services Permian Basin LLC 5.90%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	3,249,056
1,246,713	Rockpoint Gas Storage Partners LP 6.20%, 09/18/2031, 3 mo. USD Term SOFR + 2.50%	1,248,096
655,000	Traverse Midstream Partners LLC 5.90%, 04/21/2033, 1 mo. USD Term SOFR + 2.25%	655,413
958,103	UGI Energy Services LLC 6.15%, 02/22/2030, 1 mo. USD Term SOFR + 2.50%	962,989
1,165,000	Venture Global Calcasieu Pass LLC 6.95%, 04/11/2033, 6 mo. USD Term SOFR + 3.25%	1,167,726
		12,857,173
	REITS - 0.0%
581,612	Iron Mountain, Inc. 5.65%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	580,885
	Retail - 0.7%
3,353,141	1011778 BC Unlimited Liability Co. 5.40%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	3,354,180
1,000,000	BCPE Grill Parent 8.42%, 09/30/2030, 3 mo. USD Term SOFR + 4.75%	958,210
The accompanying notes are an integral part of these financial statements.

118

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.8%(14) - (continued)
	Retail - 0.7% - (continued)
$ 985,000	Dave & Buster's, Inc. 6.94%, 11/01/2031, 3 mo. USD Term SOFR + 3.25%	$849,868
1,806,750	Flynn Restaurant Group LP 7.40%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	1,795,078
3,784,595	Great Outdoors Group LLC 6.90%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	3,804,464
3,400,951	IRB Holding Corp. 6.15%, 12/16/2030, 1 mo. USD Term SOFR + 2.50%	3,408,910
773,225	Johnstone Supply LLC 5.92%, 06/09/2031, 1 mo. USD Term SOFR + 2.25%	772,939
3,830,096	LBM Acquisition LLC 7.50%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	3,186,640
1,364,055	Les Schwab Tire Centers 6.17%, 04/23/2031, 3 mo. USD Term SOFR + 2.50%	1,362,923
1,410,000	Petco Health & Wellness Co., Inc. 7.95%, 02/03/2031, 3 mo. USD Term SOFR + 4.25%	1,399,073
1,520,732	PetSmart, Inc. 7.65%, 08/18/2032, 1 mo. USD Term SOFR + 4.00%	1,525,492
1,044,556	QXO, Inc. 5.65%, 04/30/2032, 1 mo. USD Term SOFR + 2.00%	1,044,597
5,593,884	Specialty Building Products Holdings LLC 7.50%, 10/16/2028, 1 mo. USD Term SOFR + 3.75%	4,849,226
1,476,015	Staples, Inc. 9.41%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	1,379,159
	White Cap Buyer LLC
1,952,870	6.92%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	1,940,489
1,600,000	7.17%, 02/10/2033, 1 mo. USD Term SOFR + 3.50%	1,585,776
		33,217,024
	Software - 0.9%
2,521,327	Athenahealth Group, Inc. 6.40%, 02/15/2029, 1 mo. USD Term SOFR + 2.75%	2,510,082
2,755,687	BCPE Pequod Buyer, Inc. 6.40%, 11/25/2031, 1 mo. USD Term SOFR + 2.75%	2,724,685
	Boxer Parent Co., Inc.
3,900,712	6.67%, 07/30/2031, 3 mo. USD Term SOFR + 3.00%	3,603,283
1,260,000	9.41%, 07/30/2032, 3 mo. USD Term SOFR + 5.75%	1,059,975
1,579,216	Cast & Crew Payroll LLC 7.41%, 12/29/2028, 3 mo. USD Term SOFR + 3.75%	687,954
395,232	CCC Intelligent Solutions, Inc. 5.65%, 01/23/2032, 1 mo. USD Term SOFR + 2.00%	393,058
353,225	Clearwater Analytics LLC 5.65%, 04/21/2032, 1 mo. USD Term SOFR + 2.00%	352,674
	Cotiviti Corp.
1,795,507	6.41%, 05/01/2031, 1 mo. USD Term SOFR + 2.75%	1,645,583
1,985,000	6.41%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	1,817,684
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.8%(14) - (continued)
	Software - 0.9% - (continued)
$ 1,260,000	Dayforce, Inc. 6.66%, 02/04/2033, 3 mo. USD Term SOFR + 3.00%	$1,187,235
1,000,000	DCert Buyer, Inc. 10.65%, 02/19/2029, 1 mo. USD Term SOFR + 7.00%	778,330
1,120,000	Electronic Arts, Inc. 7.16%, 03/24/2033, 1 mo. USD Term SOFR + 3.50%	1,120,280
1,526,154	EP Purchaser LLC 7.29%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	1,070,856
1,649,577	Epicor Software Corp. 6.15%, 05/30/2031, 1 mo. USD Term SOFR + 2.50%	1,625,873
	Genesys Cloud Services Holdings II LLC
EUR 1,110,937	5.40%, 01/30/2032, 3 mo. EURIBOR + 3.25%	1,284,946
$ 1,788,750	6.15%, 01/30/2032, 1 mo. USD Term SOFR + 2.50%	1,727,485
1,867,958	Open Text Corp. 5.40%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	1,816,589
1,994,335	Polaris Newco LLC 7.93%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	1,733,337
945,750	Quartz Acquireco LLC 5.95%, 06/28/2030, 3 mo. USD Term SOFR + 2.25%	784,386
4,585,998	Rocket Software, Inc. 7.40%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	4,367,796
1,809,585	SS&C Technologies, Inc. 5.65%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	1,809,513
3,539,546	UKG, Inc. 6.16%, 02/10/2031, 3 mo. USD Term SOFR + 2.50%	3,412,582
1,497,958	Waystar Technologies, Inc. 5.65%, 10/22/2029, 1 mo. USD Term SOFR + 2.00%	1,497,958
1,511,978	Zelis Payments Buyer, Inc. 6.40%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	1,494,968
		40,507,112
	Telecommunications - 0.2%
891,000	Crown Subsea Communications Holding, Inc. 6.65%, 01/30/2031, 1 mo. USD Term SOFR + 3.00%	896,195
1,250,000	Level 3 Financing, Inc. 6.90%, 03/29/2032, 1 mo. USD Term SOFR + 3.25%	1,252,675
EUR 2,561,915	MasOrange Finco PLC 4.38%, 03/25/2031, 6 mo. EURIBOR + 2.25%	3,004,175
$ 1,196,933	Venga Finance SARL 7.68%, 06/28/2029, 3 mo. USD Term SOFR + 3.75%	1,191,702
2,597,288	Zacapa SARL 7.45%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	2,603,781
		8,948,528
	Transportation - 0.2%
2,707,458	First Student Bidco, Inc. 5.95%, 08/15/2030, 3 mo. USD Term SOFR + 2.25%	2,707,459
1,526,750	Genesee & Wyoming, Inc. 5.45%, 04/10/2031, 3 mo. USD Term SOFR + 1.75%	1,527,666
The accompanying notes are an integral part of these financial statements.

119

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.8%(14) - (continued)
	Transportation - 0.2% - (continued)
$ 1,816,846	Third Coast Infrastructure LLC 6.90%, 09/25/2030, 1 mo. USD Term SOFR + 3.25%	$1,822,151
	Van Pool Transportation LLC
65,548	2.75%, 08/06/2030, 3 mo. USD Term SOFR + 2.75%(15)	65,712
1,329,452	6.45%, 08/06/2030, 3 mo. USD Term SOFR + 2.75%	1,332,775
		7,455,763
	Total Senior Floating Rate Interests (cost $422,816,228)	$407,479,738
U.S. GOVERNMENT AGENCIES - 15.8%
	Mortgage-Backed Agencies - 15.8%
	Farm Credit Bank of Texas - 0.0%
2,207,000	7.75%, 06/15/2029, 5 yr. USD CMT + 3.29%(2)(11)	$2,292,921
	Federal Home Loan Mortgage Corp. - 2.0%
1,350	0.00%, 11/15/2036(7)(16)	1,137
12,009,053	1.20%, 06/25/2030(2)(6)	468,043
3,717,751	1.23%, 01/25/2030(2)(6)	131,097
2,068,117	1.75%, 04/25/2030(2)(6)	109,172
736,126	1.75%, 10/25/2054, 30 day USD SOFR Average + 5.40%(2)(6)	32,231
2,658,480	1.94%, 11/25/2047(2)(6)	150,151
2,355,000	1.96%, 02/25/2047(2)(6)	150,633
4,759,080	2.02%, 10/25/2047(2)(6)	270,226
3,345,000	2.06%, 09/25/2047(2)(6)	12,179
1,150,193	2.09%, 09/25/2046(2)(6)	68,603
2,144,500	2.10%, 05/25/2055, 30 day USD SOFR Average + 5.75%(2)(6)	122,629
1,890,000	2.17%, 08/25/2047(2)(6)	115,675
3,870,000	2.22%, 05/25/2047(2)(6)	207
2,605,748	2.33%, 05/25/2047(2)(6)	159,274
2,240,942	2.50%, 12/25/2050(6)	347,011
9,845	3.00%, 03/15/2033(6)	627
2,612,685	3.00%, 12/25/2052(6)	466,463
1,955,000	3.49%, 06/25/2048(2)(6)	228,237
1,868,726	3.50%, 06/25/2049(6)	313,246
1,767,244	4.00%, 01/25/2052(6)	360,036
64,382	4.50%, 03/15/2041	64,182
2,213,544	4.50%, 05/25/2050(6)	411,138
31,328	4.75%, 07/15/2039	31,551
1,317,599	5.00%, 07/01/2040	1,328,148
2,422	5.50%, 08/15/2033	2,493
8,577,196	5.50%, 09/01/2040	8,770,575
5,210,488	5.50%, 11/01/2054	5,240,111
6,783,419	5.50%, 06/01/2055	6,895,442
5,161	6.50%, 07/15/2036	5,323
180,000	7.40%, 01/25/2051, 30 day USD SOFR Average + 3.75%(1)(2)	186,501
4,740,000	7.65%, 11/25/2051, 30 day USD SOFR Average + 4.00%(1)(2)	4,899,223
730,000	7.90%, 05/25/2044, 30 day USD SOFR Average + 4.25%(1)(2)	759,082
3,670,000	10.50%, 11/25/2051, 30 day USD SOFR Average + 6.85%(1)(2)	3,881,462
4,895,000	10.75%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(2)	5,084,626
13,320,000	11.36%, 03/25/2050, 30 day USD SOFR Average + 7.71%(1)(2)	15,913,943
2,770,000	11.40%, 01/25/2051, 30 day USD SOFR Average + 7.75%(1)(2)	3,039,478
12,525,000	11.45%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	12,949,606
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 15.8% - (continued)
	Mortgage-Backed Agencies - 15.8% - (continued)
	Federal Home Loan Mortgage Corp. - 2.0% - (continued)
$ 4,200,000	12.90%, 05/25/2043, 30 day USD SOFR Average + 9.25%(1)(2)	$4,826,077
11,315,000	15.15%, 10/25/2050, 30 day USD SOFR Average + 11.5%(1)(2)	15,499,726
		93,295,564
	Federal National Mortgage Association - 0.9%
3,596,987	2.00%, 07/25/2041(6)	339,534
30,305	2.03%, 04/25/2055(2)(6)	1,327
2,235,325	2.19%, 03/25/2055, 30 day USD SOFR Average + 5.84%(2)(6)	105,892
950,932	2.20%, 01/25/2055, 30 day USD SOFR Average + 5.85%(2)(6)	44,786
875,753	2.30%, 10/25/2054, 30 day USD SOFR Average + 5.95%(2)(6)	42,092
2,197	2.50%, 06/25/2028(6)	40
4,773	3.00%, 01/25/2028(6)	38
2,008,733	3.00%, 02/25/2049(6)	333,461
1,951,857	3.00%, 10/25/2050(6)	351,481
2,586,294	3.00%, 07/25/2052(6)	467,076
25,264	3.16%, 12/01/2026	25,107
8,200	3.50%, 05/25/2030(6)	360
29,587	3.89%, 05/01/2030	29,198
7,777	4.00%, 03/25/2042(6)	762
2,499,405	4.00%, 08/25/2043(6)	437,673
3,598,535	4.50%, 03/25/2056, 30 day USD SOFR Average + 0.85%(2)	3,599,055
5,184,733	5.00%, 08/01/2040	5,224,617
4,496,867	5.00%, 07/25/2051	4,491,604
7,651,950	5.00%, 03/25/2055, 30 day USD SOFR Average + 1.35%(2)	7,744,912
30,413	5.50%, 04/25/2035	31,200
7,803	5.50%, 04/25/2037	8,025
78,772	5.50%, 06/25/2042(6)	14,654
17,712,001	5.50%, 02/01/2055	17,809,040
426	5.51%, 05/25/2042(2)(6)	42
1,874,682	6.00%, 04/01/2039	1,936,509
		43,038,485
	Government National Mortgage Association - 2.1%
171,411	2.50%, 02/20/2052	146,966
978,734	2.50%, 04/20/2052	839,156
5,231,000	2.50%, 05/20/2056(17)	4,479,941
50,700,000	3.00%, 05/20/2056(17)	45,145,753
1,847,842	3.50%, 02/20/2043(6)	295,993
2,635,592	3.50%, 08/20/2051(6)	467,691
5,879	4.00%, 05/16/2042(6)	445
12,215,000	4.00%, 05/20/2056(17)	11,395,505
10,135,000	4.50%, 05/20/2056(17)	9,772,357
16,702	5.00%, 10/16/2041(6)	2,757
16,270,000	5.50%, 05/20/2056(17)	16,384,333
8,100,000	5.50%, 06/20/2056(17)	8,145,530
		97,076,427
	Uniform Mortgage-Backed Security - 10.8%
16,195,000	2.50%, 05/01/2056(17)	13,558,500
13,215,000	3.50%, 05/01/2056(17)	12,027,452
6,615,000	4.00%, 05/01/2039(17)	6,444,412
8,980,000	4.50%, 06/01/2039(17)	8,903,888
9,808,000	4.50%, 05/01/2056(17)	9,433,390
11,675,000	4.50%, 06/01/2056(17)	11,220,872
6,925,000	5.00%, 05/01/2041(17)	6,975,167
71,655,000	5.00%, 05/01/2056(17)	70,586,641
27,010,000	5.50%, 05/01/2041(17)	27,588,600
319,040,000	5.50%, 05/01/2056(17)	320,627,017
The accompanying notes are an integral part of these financial statements.

120

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 15.8% - (continued)
	Mortgage-Backed Agencies - 15.8% - (continued)
	Uniform Mortgage-Backed Security - 10.8% - (continued)
$ 400,000	6.00%, 05/01/2056(17)	$408,333
11,100,000	6.50%, 05/01/2056(17)	11,515,911
		499,290,183
	Total U.S. Government Agencies (cost $738,422,615)	$734,993,580
U.S. GOVERNMENT SECURITIES - 15.8%
	U.S. Treasury Securities - 15.8%
	U.S. Treasury Bonds - 6.8%
2,200,000	2.25%, 08/15/2046	$1,420,117
41,290,000	2.50%, 02/15/2045(18)	28,677,195
66,440,000	3.38%, 11/15/2048(19)	51,478,024
14,845,000	3.63%, 08/15/2043(20)	12,569,540
9,545,000	3.63%, 05/15/2053	7,555,091
24,640,000	3.88%, 02/15/2043	21,717,850
20,300,000	4.00%, 11/15/2042	18,234,316
17,955,000	4.00%, 11/15/2052	15,237,904
32,290,000	4.13%, 08/15/2044	29,030,728
43,900,000	4.13%, 08/15/2053(18)	38,019,801
18,435,000	4.25%, 08/15/2054	16,306,334
15,485,000	4.50%, 11/15/2054	14,284,308
1,260,000	4.75%, 02/15/2045	1,226,777
37,430,000	4.75%, 05/15/2055	35,986,898
1,117,800	4.75%, 02/15/2056	1,076,232
21,440,000	4.88%, 08/15/2045	21,175,350
		313,996,465
	U.S. Treasury Inflation-Indexed Bonds - 1.6%
532,924	0.63%, 02/15/2043(13)	394,022
55,988,345	0.75%, 02/15/2042(13)	43,317,003
34,557,821	1.38%, 02/15/2044(13)	28,679,914
		72,390,939
	U.S. Treasury Notes - 7.4%
111,385,000	3.38%, 09/15/2028(20)(21)(22)	110,062,303
34,305,000	3.88%, 08/15/2034(21)	33,289,250
45,550,000	4.00%, 01/31/2029	45,651,420
68,985,000	4.25%, 11/15/2034	68,640,075
87,525,000	4.25%, 08/15/2035	86,759,157
		344,402,205
	Total U.S. Government Securities (cost $765,885,509)	$730,789,609
COMMON STOCKS - 0.1%
	Financial Services - 0.0%
14,897	Ardagh Holdings SA*	$104,379
	Food, Beverage & Tobacco - 0.1%
51,940	Luxco Co. Ltd.*	1,057,645
	Health Care Equipment & Services - 0.0%
707	Becton Dickinson & Co.	105,371
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
95	Waters Corp.*	29,377
	Semiconductors & Semiconductor Equipment - 0.0%
10,800	Intel Corp.*	1,020,384
	Software & Services - 0.0%
1,800	Microsoft Corp.	734,004
	Total Common Stocks (cost $2,651,721)	$3,051,160
Shares or Principal Amount		Market Value†
EXCHANGE-TRADED FUNDS - 2.6%
	Other Investment Pools & Funds - 2.6%
5,779,500	Invesco Senior Loan ETF (9)	$118,942,110
82,800	SPDR Blackstone Senior Loan ETF	3,361,680
	Total Exchange-Traded Funds (cost $121,194,469)	$122,303,790
PREFERRED STOCKS - 1.2%
	Banks - 0.2%
1,083	Bank of America Corp. Series L, 7.25%(23)	$1,324,260
92,976	Citigroup, Inc. Series II, 6.25%*(9)(23)	2,356,941
131,175	Citizens Financial Group, Inc. Series I, 6.50%(23)	3,306,922
		6,988,123
	Capital Goods - 0.1%
91,601	Boeing Co. (Preference Shares), 6.00%	6,613,592
	Financial Services - 0.3%
11,000	Apollo Global Management, Inc. (Preference Shares), 6.75%	723,030
99,884	Ares Management Corp. Series B, 6.75%	3,919,448
28,800	Capital One Financial Corp. Series I, 5.00%(23)	546,912
52,869	Capital One Financial Corp. Series N, 4.25%(9)(23)	854,892
43,251	Corebridge Financial, Inc. (Preference Shares), 6.38%	1,035,861
53,955	KKR & Co., Inc. Series D, 6.25%(9)	2,394,523
88,850	Morgan Stanley Series Q, 6.63%(9)(23)	2,271,006
127,806	Synchrony Financial Series B, 8.25%(23)	3,361,298
		15,106,970
	Insurance - 0.1%
49,837	Brighthouse Financial, Inc. Series C, 5.38%(23)	659,343
97,027	Enstar Group Ltd. Series D, 7.00%(9)(23)	2,231,621
		2,890,964
	Software & Services - 0.2%
191,786	Oracle Corp. Series D, 6.50%*	9,334,225
	Telecommunication Services - 0.1%
78,229	T-Mobile USA, Inc. (Preference Shares), 5.50%*	1,736,684
47,432	T-Mobile USA, Inc. (Preference Shares), 5.50%*	1,052,516
		2,789,200
	Utilities - 0.2%
42,254	DTE Energy Co. Series H, 6.25%(9)	1,046,209
55,000	NextEra Energy, Inc. (Preference Shares), 7.38%*	2,888,600
62,912	PG&E Corp. Series A, 6.00%	2,646,079
13,800	PPL Corp. (Preference Shares), 7.00%*	696,072
14,680	Sempra (Preference Shares), 5.75%(9)	316,648
103,325	Southern Co. (Preference Shares), 6.50%(9)	2,634,787
		10,228,395
	Total Preferred Stocks (cost $52,390,606)	$53,951,469
The accompanying notes are an integral part of these financial statements.

121

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
WARRANTS - 0.0%
	Semiconductors & Semiconductor Equipment - 0.0%
20,550	Maxeon Solar Technologies Ltd. Expires 01/15/2028*(4)(24)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $5,146,860,776)		$5,116,876,579
SHORT-TERM INVESTMENTS - 4.5%
	Repurchase Agreements - 0.1%
$ 3,727,758	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $3,728,135; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $3,802,368		$3,727,758
	Securities Lending Collateral - 4.4%
202,671,058	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(25)		202,671,058
	Total Short-Term Investments (cost $206,398,816)		$206,398,816
	Total Investments Excluding Purchased Options (cost $5,353,259,592)	114.8%	$5,323,275,395
	Total Purchased Options (cost $471,310)	0.0%	$420,958
	Total Investments (cost $5,353,730,902)	114.8%	$5,323,696,353
	Other Assets and Liabilities	(14.8)%	(686,516,667)
	Net Assets	100.0%	$4,637,179,686
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$1,923,245,718, representing 41.5% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(4)	Investment valued using significant unobservable inputs.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Securities disclosed are interest-only strips.
(7)	Security is a zero-coupon bond.
(8)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the aggregate value of these securities was $600,294,405, representing 12.9% of net assets.

(9)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(10)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(11)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(12)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(13)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(14)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2026.

(15)
This security, or a portion of this security, has unfunded loan commitments. As of
April 30, 2026, the aggregate value of the unfunded commitment was $505,251, which represents to 0.0% of total net assets.

(16)	Security disclosed is principal-only strips.
(17)	Represents or includes a TBA transaction.
(18)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2026, the market value of securities pledged was $47,743,238.
(19)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of April 30, 2026, the market value of securities pledged was $1,310,195.
The accompanying notes are an integral part of these financial statements.

122

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

(20)	All, or a portion of the security, was pledged as collateral against open forward foreign currency exchange contracts. As of April 30, 2026, the market value of securities pledged was $119,625.
(21)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2026, the market value of securities pledged was $19,703,782.
(22)	All, or a portion of the security, was pledged as collateral in connection with OTC derivatives. As of April 30, 2026, the market value of securities pledged was $3,195,596.
(23)	Perpetual security with no stated maturity date.
(24)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2024	Maxeon Solar Technologies Ltd. Expires 01/15/2028 Warrants	20,550	$—	$—

(25)	Current yield as of period end.

OTC Option Contracts Outstanding at April 30, 2026
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call USD vs. Put PLN	MSC	3.63	USD	10/23/2026	3,457,000	USD	3,457,000	$78,488	$82,873	$(4,385)
Call USD vs. Put ZAR	BOA	16.13	USD	08/24/2026	2,635,000	USD	2,635,000	131,333	89,582	41,751
Total Call								$209,821	$172,455	$37,366
Put
Call CNY vs. Put USD	JPM	6.67	USD	09/29/2026	4,894,000	USD	4,894,000	$16,938	$19,087	$(2,149)
Call CNY vs. Put USD	BOA	6.66	USD	09/30/2026	4,983,000	USD	4,983,000	15,582	17,804	(2,222)
Call PLN vs. Put USD	MSC	3.63	USD	10/23/2026	3,457,000	USD	3,457,000	83,459	82,873	586
Call ZAR vs. Put USD	JPM	16.69	USD	07/07/2026	3,409,000	USD	3,409,000	68,313	98,384	(30,071)
Call ZAR vs. Put USD	BOA	16.13	USD	08/24/2026	2,635,000	USD	2,635,000	26,845	80,707	(53,862)
Total Put								$211,137	$298,855	$(87,718)
Total purchased OTC option contracts								$420,958	$471,310	$(50,352)
Written option contracts:
Call
Call USD vs. Put THB	BOA	30.70	USD	08/24/2026	(5,269,000)	USD	(5,269,000)	$(270,247)	$(121,134)	$(149,113)
Call USD vs. Put THB	BOA	32.18	USD	10/23/2026	(4,149,000)	USD	(4,149,000)	(96,576)	(110,189)	13,613
Total Call								$(366,823)	$(231,323)	$(135,500)
Puts
Call THB vs. Put USD	BOA	30.70	USD	08/24/2026	(5,269,000)	USD	(5,269,000)	$(25,244)	$(112,757)	$87,513
Call THB vs. Put USD	BOA	32.18	USD	10/23/2026	(4,149,000)	USD	(4,149,000)	(114,936)	(101,348)	(13,588)
Call ZAR vs. Put USD	JPM	15.93	USD	07/07/2026	(3,409,000)	USD	(3,409,000)	(12,794)	(34,124)	21,330
Total puts								$(152,974)	$(248,229)	$95,255
Total Written Option Contracts OTC option contracts								$(519,797)	$(479,552)	$(40,245)

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	1,113	06/15/2026	$85,790,077	$(459,454)
Canadian 10-Year Bond Future	1,005	06/19/2026	88,140,501	(679,854)
Euro BUXL 30-Year Bond Future	287	06/08/2026	36,708,547	(854,217)
Long Gilt Future	409	06/26/2026	48,191,373	(234,353)
U.S. Treasury 5-Year Note Future	3,515	06/30/2026	379,043,322	(2,434,694)
U.S. Treasury 10-Year Note Future	4,720	06/18/2026	522,002,500	(7,942,636)
U.S. Treasury 10-Year Ultra Future	2,633	06/18/2026	297,158,734	(3,743,805)
U.S. Treasury Long Bond Future	1,335	06/18/2026	150,646,406	(5,812,208)
The accompanying notes are an integral part of these financial statements.

123

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Futures Contracts Outstanding at April 30, 2026 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
U.S. Treasury Ultra Bond Future	1,039	06/18/2026	$119,517,469	$(3,482,795)
Total				$(25,644,016)
Short position contracts:
Euro-BOBL Future	(863)	06/08/2026	$(116,934,650)	$1,572,548
Euro-BTP Italian Bond Future	(924)	06/08/2026	(126,837,542)	2,292
Euro-BUND Future	(413)	06/08/2026	(60,764,163)	(6,009)
Euro-OAT Future	(848)	06/08/2026	(118,704,056)	185,278
Euro-Schatz Future	(4,353)	06/08/2026	(540,265,867)	505,626
U.S. Treasury 2-Year Note Future	(1,108)	06/30/2026	(229,494,500)	458,890
Total				$2,718,625
Total futures contracts				$(22,925,391)

TBA Sale Commitments Outstanding at April 30, 2026
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 4.00%	$21,515,000	05/20/2056	$(20,071,575)	$53,275
Government National Mortgage Association, 4.00%	9,275,000	06/20/2056	(8,648,037)	80,607
Government National Mortgage Association, 4.50%	29,885,000	05/20/2056	(28,815,677)	174,311
Government National Mortgage Association, 4.50%	9,950,000	06/23/2055	(9,585,426)	83,588
Government National Mortgage Association, 5.00%	28,955,000	05/20/2056	(28,701,386)	116,424
Uniform Mortgage-Backed Security, 2.00%	43,585,000	05/01/2056	(34,863,359)	143,767
Uniform Mortgage-Backed Security, 2.50%	48,640,000	05/01/2056	(40,721,546)	147,474
Uniform Mortgage-Backed Security, 2.50%	24,340,000	06/01/2056	(20,370,862)	120,618
Uniform Mortgage-Backed Security, 3.00%	49,900,000	05/01/2056	(43,677,097)	131,737
Uniform Mortgage-Backed Security, 3.50%	5,150,000	05/01/2056	(4,687,202)	17,403
Uniform Mortgage-Backed Security, 4.00%	8,135,000	05/01/2056	(7,628,153)	11,878
Uniform Mortgage-Backed Security, 5.00%	2,550,000	05/01/2041	(2,568,473)	3,640
Uniform Mortgage-Backed Security, 6.00%	12,690,000	05/01/2056	(12,954,365)	6,449
Uniform Mortgage-Backed Security, 6.50%	39,745,000	05/01/2056	(41,234,223)	(80,263)
Total TBA sale commitments (proceeds receivable $305,538,289)			$(304,527,381)	$1,010,908
At April 30, 2026, the aggregate market value of TBA Sale Commitments represents (6.6)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at April 30, 2026
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
BNP Paribas SA	GSC	EUR	6,550,000	(1.00%)	06/20/2031	Quarterly	$56,711	$—	$(32,280)	$(88,991)
Total OTC credit default swap contracts							$56,711	$—	$(32,280)	$(88,991)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Total Return Swap Contracts Outstanding at April 30, 2026
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	MSC	USD	115,900,000	(3.62% )	09/20/2026	Quarterly	$—	$—	$1,021,227	$1,021,227
Total OTC total return swap contracts							$—	$—	$1,021,227	$1,021,227

The accompanying notes are an integral part of these financial statements.

124

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S43.V1	USD	1,835,000	(1.00%)	06/20/2030	Quarterly	$30,766	$—	$7,104	$(23,662)
CDX.NA.HY.S46.V1	USD	99,837,000	(5.00%)	06/20/2031	Quarterly	—	(6,600,622)	(7,682,502)	(1,081,880)
ITRAXX-XOVER S44.V1	EUR	2,355,000	(5.00%)	12/20/2030	Quarterly	—	(269,944)	(286,780)	(16,836)
Total						$30,766	$(6,870,566)	$(7,962,178)	$(1,122,378)
Credit default swaps on single-name issues:
Buy protection:
Barclays PLC	EUR	4,900,000	(1.00%)	06/20/2031	Quarterly	$28,237	$—	$27,342	$(895)
Total						$28,237	$—	$27,342	$(895)
Total centrally cleared credit default swap contracts						$59,003	$(6,870,566)	$(7,934,836)	$(1,123,273)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	7.09% Fixed	MXN	158,835,000	03/10/2028	Lunar	$1,117	$—	$(17,649)	$(18,766)
1 Mo. MXN TIIE	6.93% Fixed	MXN	110,768,000	02/23/2029	Lunar	—	—	(96,060)	(96,060)
7.75% Fixed	1 Mo. MXN TIIE	MXN	48,825,000	04/23/2031	Lunar	—	—	12,591	12,591
7.64% Fixed	1 Mo. MXN TIIE	MXN	17,980,000	02/04/2033	Lunar	—	—	21,847	21,847
7.85% Fixed	1 Mo. MXN TIIE	MXN	32,653,000	03/04/2033	Lunar	703	—	19,515	18,812
7.73% Fixed	1 Mo. MXN TIIE	MXN	42,656,000	02/15/2036	Lunar	—	—	88,266	88,266
12 Mo. USD SOFR	3.44% Fixed	USD	4,573,000	03/17/2027	Annual	—	(814)	(8,719)	(7,905)
3.88% Fixed	12 Mo. USD SOFR	USD	8,975,000	05/31/2029	Annual	—	—	(39,220)	(39,220)
3.47% Fixed	12 Mo. USD SOFR	USD	7,200,000	08/31/2030	Annual	—	—	62,277	62,277
3.60% Fixed	12 Mo. USD SOFR	USD	12,300,000	11/15/2032	Annual	—	—	134,718	134,718
4.16% Fixed	12 Mo. USD SOFR	USD	78,115,000	03/19/2045	Annual	—	(169,980)	522,452	692,432
2.88% Fixed	12 Mo. USD SOFR	USD	8,095,000	03/15/2053	Annual	84,540	—	1,760,945	1,676,405
3.25% Fixed	12 Mo. USD SOFR	USD	5,555,000	06/21/2053	Annual	—	(54,729)	909,721	964,450
3.59% Fixed	12 Mo. USD SOFR	USD	10,320,000	09/20/2053	Annual	42,948	—	1,073,390	1,030,442
3.75% Fixed	12 Mo. USD SOFR	USD	18,035,000	12/18/2054	Annual	564,731	—	1,378,129	813,398
3 Mo. COP CPIBR	11.47% Fixed	COP	12,831,152,000	06/17/2036	Quarterly	—	—	4,462	4,462
3 mo. HUF BIBOR	6.50% Fixed	HUF	5,690,548,000	06/17/2027	Annual	—	—	3,646	3,646
3 Mo. THB THOR	1.87% Fixed	THB	94,503,000	06/17/2036	Quarterly	—	(876)	(67,393)	(66,517)
7.54% Fixed	3 Mo. ZAR JIBAR	ZAR	203,031,000	06/17/2028	Quarterly	—	—	—	—
3 Mo. ZAR JIBAR	6.30% Fixed	ZAR	183,474,000	06/17/2029	Quarterly	—	—	(359,616)	(359,616)
3 Mo. ZAR JIBAR	6.85% Fixed	ZAR	67,218,000	06/17/2033	Quarterly	138	—	(228,097)	(228,235)
3 Mo. ZAR JIBAR	8.19% Fixed	ZAR	23,861,000	06/17/2036	Quarterly	—	—	—	—
3 Mo. ZAR JIBAR	8.14% Fixed	ZAR	40,292,000	06/17/2036	Quarterly	—	—	(10,133)	(10,133)
3 Mo. ZAR JIBAR	7.96% Fixed	ZAR	11,227,000	06/17/2036	Quarterly	—	(662)	(11,284)	(10,622)
3 Mo. ZAR JIBAR	7.18% Fixed	ZAR	51,456,000	06/17/2036	Quarterly	—	(324)	(217,840)	(217,516)
4.68% Fixed	6 Mo. CLP CLICP	CLP	21,410,028,000	03/17/2027	At Maturity	—	—	30,857	30,857
6 Mo. CLP CLICP	4.92% Fixed	CLP	2,200,220,000	06/17/2031	Semi-Annual	—	—	(18,776)	(18,776)
5.20% Fixed	6 Mo. CLP CLICP	CLP	204,789,000	06/17/2036	Semi-Annual	—	—	2,069	2,069
6 mo. CZK PRIBOR	3.48% Fixed	CZK	81,887,000	06/17/2029	Annual	—	—	(94,029)	(94,029)
6 mo. CZK PRIBOR	3.80% Fixed	CZK	42,563,000	06/17/2033	Annual	—	—	(81,610)	(81,610)
6.27% Fixed	6 Mo. HUF BIBOR	HUF	2,924,329,000	06/17/2028	Annual	—	—	(4,786)	(4,786)
6 Mo. HUF BIBOR	5.72% Fixed	HUF	853,178,000	06/17/2029	Annual	—	—	(24,037)	(24,037)
6 Mo. HUF BIBOR	5.73% Fixed	HUF	549,447,000	06/17/2031	Annual	—	—	(8,662)	(8,662)
6 Mo. HUF BIBOR	5.90% Fixed	HUF	219,535,000	06/17/2033	Annual	174	—	6,399	6,225
6.10% Fixed	6 Mo. HUF BIBOR	HUF	141,876,000	06/17/2036	Annual	4	—	(14,093)	(14,097)
6.40% Fixed	6 mo. INR MIBOR	INR	177,116,000	06/17/2031	Semi-Annual	—	—	20,002	20,002
6 Mo. PLN WIBOR	3.59% Fixed	PLN	6,106,000	06/17/2029	Annual	51	—	(42,740)	(42,791)
3.76% Fixed	6 Mo. PLN WIBOR	PLN	39,436,000	06/17/2031	Annual	—	—	386,365	386,365
4.30% Fixed	6 Mo. PLN WIBOR	PLN	14,150,000	06/17/2031	Annual	—	—	47,611	47,611
6 Mo. PLN WIBOR	3.95% Fixed	PLN	4,706,000	06/17/2033	Annual	27	—	(53,619)	(53,646)
6 Mo. PLN WIBOR	4.58% Fixed	PLN	7,870,000	06/17/2036	Annual	—	—	(35,958)	(35,958)
The accompanying notes are an integral part of these financial statements.

125

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2026 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
6 Mo. PLN WIBOR	4.50% Fixed	PLN	8,575,000	06/17/2036	Annual	$—	$—	$(53,105)	$(53,105)
6 Mo. PLN WIBOR	4.20% Fixed	PLN	5,745,000	06/17/2036	Annual	28	—	(72,838)	(72,866)
BZDIOVRA	13.25% Fixed	BRL	9,140,981	01/03/2028	At Maturity	—	—	(16,673)	(16,673)
BZDIOVRA	13.47% Fixed	BRL	26,473,013	01/03/2028	At Maturity	383	—	(24,870)	(25,253)
BZDIOVRA	13.77% Fixed	BRL	14,258,091	01/02/2029	At Maturity	—	—	8,844	8,844
BZDIOVRA	12.88% Fixed	BRL	4,107,911	01/02/2029	At Maturity	—	—	(16,123)	(16,123)
BZDIOVRA	13.18% Fixed	BRL	13,631,895	01/02/2029	At Maturity	—	(1)	(45,891)	(45,890)
BZDIOVRA	12.92% Fixed	BRL	8,430,649	01/02/2031	At Maturity	—	—	(44,653)	(44,653)
Total centrally cleared interest rate swaps contracts						$694,844	$(227,386)	$4,785,632	$4,318,174

Foreign Currency Contracts Outstanding at April 30, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,605,735,000	ARS	1,595,052	USD	BNP	07/14/2026	$186,950
1,081,955,000	ARS	676,222	USD	GSC	09/14/2026	33,519
1,302,070,000	ARS	733,561	USD	GSC	10/16/2026	102,651
985,000	AUD	698,448	USD	UBS	06/17/2026	10,060
430,000	AUD	305,788	USD	JPM	06/17/2026	3,510
39,796,000	BRL	7,593,036	USD	GSC	06/02/2026	375,784
10,909,000	BRL	2,061,636	USD	MSC	06/02/2026	122,802
7,475,000	BRL	1,418,209	USD	DEUT	06/02/2026	78,598
5,195,000	BRL	967,150	USD	UBS	06/02/2026	73,106
8,080,000	BRL	1,556,822	USD	BOA	06/02/2026	61,131
3,265,000	BRL	621,596	USD	BCLY	06/02/2026	32,194
5,190,000	BRL	1,029,558	USD	BNP	06/02/2026	9,697
870,000	CAD	635,867	USD	JPM	06/17/2026	5,920
1,666,651,000	CLP	1,831,928	USD	UBS	06/17/2026	20,392
1,409,200,000	CLP	1,566,364	USD	GSC	06/17/2026	(175)
92,600,000	CLP	104,197	USD	BOA	06/17/2026	(1,281)
39,792,000	CNH	5,819,475	USD	UBS	06/17/2026	25,414
20,346,000	CNH	2,967,836	USD	SCB	06/17/2026	20,707
5,647,000	CNH	822,186	USD	JPM	06/17/2026	7,280
2,551,000	CNH	370,803	USD	CBK	06/17/2026	3,903
6,256,000	CNH	919,670	USD	BOA	06/17/2026	(750)
13,026,000	CNH	1,906,895	USD	JPM	07/13/2026	9,952
14,141,000	CNH	2,073,765	USD	BOA	07/15/2026	7,463
2,980,700,000	COP	794,805	USD	GSC	06/17/2026	15,548
2,520,900,000	COP	670,274	USD	UBS	06/17/2026	15,076
3,748,700,000	COP	1,018,052	USD	MSC	06/17/2026	1,097
1,072,700,000	COP	291,574	USD	BOA	06/17/2026	58
49,975,000	CZK	2,398,140	USD	DEUT	06/17/2026	8,644
36,241,000	CZK	1,737,563	USD	UBS	06/17/2026	7,795
5,930,000	CZK	285,152	USD	BCLY	06/17/2026	436
24,990,000	CZK	1,211,720	USD	CBK	06/17/2026	(8,208)
84,610,000	CZK	4,084,224	USD	BNP	06/17/2026	(9,426)
43,140,000	CZK	2,094,784	USD	GSC	06/17/2026	(17,171)
81,260,000	EGP	1,495,124	USD	JPM	06/17/2026	(16,731)
94,560,000	EGP	1,781,966	USD	BOA	10/05/2026	(133,938)
141,000	EUR	165,042	USD	BNP	05/29/2026	676
3,830,000	EUR	4,438,831	USD	JPM	06/17/2026	66,249
2,589,000	EUR	3,011,911	USD	DEUT	06/17/2026	33,430
913,000	EUR	1,062,016	USD	MSC	06/17/2026	11,911
2,633,000	EUR	3,092,410	USD	CBK	06/17/2026	4,688
204,000	EUR	235,318	USD	SCB	06/17/2026	4,639
1,108,000	EUR	1,299,600	USD	SSG	06/17/2026	3,697
2,645,000	EUR	3,107,522	USD	UBS	06/17/2026	3,688
1,198,000	EUR	1,409,318	USD	SGG	06/17/2026	(158)
1,376,000	EUR	1,620,928	USD	BOA	07/07/2026	(984)
2,000	GBP	2,697	USD	GSC	05/29/2026	25
753,000	GBP	1,007,745	USD	BCLY	06/17/2026	16,799
1,117,242,000	HUF	3,373,771	USD	DEUT	06/17/2026	216,543
518,541,000	HUF	1,632,651	USD	MSC	06/17/2026	33,707
The accompanying notes are an integral part of these financial statements.

126

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
638,708,000	HUF	2,044,903	USD	SSG	06/17/2026	$7,617
489,600,000	HUF	1,566,989	USD	GSC	06/17/2026	6,366
249,330,000	HUF	802,774	USD	JPM	06/17/2026	(1,539)
1,424,000,000	IDR	83,573	USD	SSG	06/17/2026	(1,451)
2,517,000,000	IDR	146,737	USD	MSC	06/17/2026	(1,580)
23,507,000,000	IDR	1,363,257	USD	GSC	06/17/2026	(7,595)
24,361,000,000	IDR	1,437,651	USD	DEUT	06/17/2026	(32,738)
147,359,788,000	IDR	8,647,525	USD	BOA	06/17/2026	(149,202)
3,215,000	ILS	1,089,354	USD	CBK	06/17/2026	1,619
23,530,000	INR	246,358	USD	UBS	06/17/2026	147
102,770,000	INR	1,085,152	USD	SCB	06/17/2026	(8,510)
66,090,000	INR	706,082	USD	GSC	06/17/2026	(13,709)
863,105,000	INR	9,264,273	USD	BOA	06/17/2026	(222,198)
2,510,430,000	KRW	1,695,370	USD	JPM	06/17/2026	10,849
803,030,000	KRW	543,911	USD	BOA	06/17/2026	1,870
1,256,200,000	KRW	853,971	USD	MSC	06/17/2026	(193)
1,989,690,000	KRW	1,352,611	USD	GSC	06/17/2026	(314)
410,400,000	KZT	747,541	USD	DEUT	05/26/2026	129,676
589,700,000	KZT	1,144,493	USD	BOA	05/26/2026	115,973
26,340,000	MXN	1,451,920	USD	GSC	06/17/2026	49,821
43,476,000	MXN	2,443,507	USD	BOA	06/17/2026	35,221
30,696,000	MXN	1,718,688	USD	UBS	06/17/2026	31,404
2,980,000	MXN	163,697	USD	CBK	06/17/2026	6,204
15,190,000	MXN	867,704	USD	SCB	06/17/2026	(1,666)
15,270,000	MXN	882,049	USD	DEUT	06/17/2026	(11,450)
4,920,000	MXN	274,018	USD	MSC	07/28/2026	5,518
1,661,000	MXN	92,236	USD	BOA	07/28/2026	2,135
6,137,000	MXN	339,436	USD	MSC	09/08/2026	8,005
742,000	MXN	41,045	USD	JPM	09/08/2026	962
420,000	MYR	106,356	USD	BNP	06/18/2026	(400)
3,430,000	MYR	870,558	USD	DEUT	06/18/2026	(5,249)
5,709,000	MYR	1,450,784	USD	SCB	06/18/2026	(10,537)
1,203,968,000	NGN	773,261	USD	BOA	06/08/2026	87,080
182,025,000	NGN	128,867	USD	BOA	06/17/2026	690
426,288,000	NGN	298,521	USD	DEUT	06/26/2026	3,693
1,185,000	NZD	694,298	USD	DEUT	06/17/2026	6,874
595,000	NZD	350,208	USD	UBS	06/17/2026	1,857
510,000	NZD	301,492	USD	JPM	06/17/2026	278
6,045,000	PEN	1,711,495	USD	SCB	06/17/2026	6,498
2,155,000	PEN	612,042	USD	GSC	06/17/2026	411
18,855,000	PEN	5,456,045	USD	DEUT	06/17/2026	(97,440)
39,058,000	PLN	10,593,960	USD	GSC	06/17/2026	180,283
835,000	PLN	224,366	USD	DEUT	06/17/2026	5,971
3,360,000	PLN	927,562	USD	SGG	06/17/2026	(698)
9,780,000	RON	2,197,506	USD	SGG	06/17/2026	4,347
499,000	RON	112,547	USD	CBK	06/17/2026	(203)
465,000	RON	107,314	USD	SCB	06/17/2026	(2,625)
8,871,000	RON	2,011,834	USD	GSC	06/17/2026	(14,631)
1,500,000	SGD	1,178,765	USD	BOA	06/17/2026	3,777
1,025,000	SGD	808,789	USD	DEUT	06/17/2026	(718)
7,150,000	THB	216,727	USD	JPM	06/17/2026	3,475
18,600,000	THB	570,202	USD	GSC	06/17/2026	2,633
17,600,000	THB	540,800	USD	MSC	06/17/2026	1,238
3,360,000	THB	104,718	USD	CBK	06/17/2026	(1,238)
19,540,000	THB	610,434	USD	DEUT	06/17/2026	(8,649)
36,830,000	THB	1,151,657	USD	BNP	06/17/2026	(17,382)
187,690,000	THB	5,884,197	USD	BCLY	06/17/2026	(103,798)
952,000	THB	30,959	USD	BOA	08/26/2026	(1,470)
7,649,000	THB	237,178	USD	BOA	10/27/2026	1,075
91,290,000	TRY	1,996,283	USD	JPM	05/11/2026	4,065
143,664,000	TRY	2,974,780	USD	BCLY	06/17/2026	63,412
80,873,000	TRY	1,676,903	USD	CBK	06/17/2026	33,390
9,270,000	TRY	196,233	USD	MSC	06/17/2026	(192)
122,865,000	TRY	2,604,452	USD	UBS	06/17/2026	(6,115)
341,495,000	TRY	6,087,700	USD	BNP	12/16/2026	30,005
The accompanying notes are an integral part of these financial statements.

127

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
91,290,000	TRY	1,600,596	USD	BCLY	02/10/2027	$(40,567)
341,495,000	TRY	5,672,580	USD	BCLY	03/17/2027	(8,791)
30,870,000	ZAR	1,804,656	USD	CBK	06/17/2026	41,784
31,575,000	ZAR	1,858,429	USD	MSC	06/17/2026	30,179
11,730,000	ZAR	697,096	USD	DEUT	06/17/2026	4,515
20,200,000	ZAR	1,209,422	USD	BOA	06/17/2026	(1,191)
5,670,000	ZAR	340,499	USD	BCLY	06/17/2026	(1,357)
141,320,000	ZAR	8,481,982	USD	GSC	06/17/2026	(29,151)
809,019	USD	1,294,430,000	ARS	BOA	07/14/2026	(76,212)
851,420	USD	1,195,000	AUD	DEUT	06/17/2026	(8,140)
653,846	USD	940,000	AUD	JPM	06/17/2026	(22,294)
946,981	USD	4,760,000	BRL	BOA	06/02/2026	(6,170)
1,516,842	USD	7,993,000	BRL	SSG	06/02/2026	(83,690)
2,381,249	USD	12,382,000	BRL	GSC	06/02/2026	(98,144)
1,615,399	USD	8,560,000	BRL	DEUT	06/02/2026	(98,670)
675,421	USD	915,000	CAD	BNP	06/17/2026	438
479,993	USD	660,000	CAD	TDB	06/17/2026	(6,880)
1,242,370	USD	1,129,300,000	CLP	BOA	06/17/2026	(12,737)
657,552	USD	608,400,000	CLP	DEUT	06/17/2026	(18,625)
1,454,986	USD	9,903,000	CNH	BNP	06/17/2026	374
1,146,026	USD	7,844,000	CNH	JPM	06/17/2026	(6,148)
2,074,666	USD	14,194,000	CNH	CBK	06/17/2026	(10,234)
1,755,889	USD	12,048,000	CNH	GSC	06/17/2026	(13,794)
953,401	USD	6,588,000	CNH	JPM	07/13/2026	(16,059)
1,016,797	USD	7,022,000	CNH	BOA	07/15/2026	(16,679)
1,048,145	USD	7,119,000	CNH	JPM	10/08/2026	(5,785)
1,053,563	USD	7,144,000	CNH	BOA	10/09/2026	(4,142)
354,122	USD	1,301,400,000	COP	SCB	06/17/2026	314
3,891,780	USD	14,320,900,000	COP	DEUT	06/17/2026	(1,605)
243,201	USD	915,800,000	COP	GSC	06/17/2026	(5,775)
889,875	USD	3,357,500,000	COP	BOA	06/17/2026	(22,919)
72,420	USD	1,540,000	CZK	BOA	06/17/2026	(1,746)
3,001,738	USD	63,770,000	CZK	GSC	06/17/2026	(69,411)
4,450,706	USD	93,886,000	CZK	BNP	06/17/2026	(70,822)
3,716,989	USD	3,165,134	EUR	CBK	05/29/2026	(3,000)
139,950,382	USD	119,563,492	EUR	BNP	05/29/2026	(572,825)
157,338,000	USD	134,470,970	EUR	JPM	05/29/2026	(705,996)
722,041	USD	615,000	EUR	GSC	06/17/2026	(1,360)
2,206,823	USD	1,883,000	EUR	SCB	06/17/2026	(8,077)
1,265,638	USD	1,084,000	EUR	JPM	06/17/2026	(9,429)
3,220,463	USD	2,750,000	EUR	UBS	06/17/2026	(14,257)
8,447,387	USD	7,210,000	EUR	CBK	06/17/2026	(33,457)
3,727,504	USD	3,221,000	EUR	TDB	06/17/2026	(61,234)
196,847,785	USD	169,435,392	EUR	DEUT	06/17/2026	(2,452,508)
2,536,302	USD	2,191,000	EUR	BOA	07/07/2026	(43,129)
19,397,158	USD	14,387,000	GBP	GSC	05/29/2026	(179,337)
574,130	USD	431,000	GBP	DEUT	06/17/2026	(12,296)
19,592,672	USD	14,634,000	GBP	WEST	06/17/2026	(318,593)
2,607,229	USD	20,400,000	HKD	DEUT	05/29/2026	(389)
1,807,074	USD	559,900,000	HUF	GSC	06/17/2026	7,807
897,187	USD	277,500,000	HUF	SCB	06/17/2026	5,427
861,513	USD	266,700,000	HUF	BOA	06/17/2026	4,459
342,874	USD	106,900,000	HUF	CBK	06/17/2026	(655)
335,766	USD	105,000,000	HUF	SGG	06/17/2026	(1,657)
1,057,447	USD	333,400,000	HUF	DEUT	06/17/2026	(13,951)
171,289	USD	57,900,000	HUF	BCLY	06/17/2026	(14,776)
1,266,039	USD	417,686,000	HUF	MSC	06/17/2026	(76,217)
1,654,738	USD	28,298,000,000	IDR	DEUT	06/17/2026	22,777
794,935	USD	13,498,000,000	IDR	GSC	06/17/2026	16,498
633,491	USD	10,904,000,000	IDR	BOA	06/17/2026	4,651
1,048,905	USD	3,270,000	ILS	SCB	06/17/2026	(60,731)
942,800	USD	2,970,000	ILS	CBK	06/17/2026	(65,035)
1,642,857	USD	153,180,000	INR	MSC	06/17/2026	38,110
978,737	USD	91,600,000	INR	BOA	06/17/2026	19,116
853,458	USD	80,080,000	INR	SCB	06/17/2026	14,523
The accompanying notes are an integral part of these financial statements.

128

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
821,915	USD	77,080,000	INR	BCLY	06/17/2026	$14,408
869,351	USD	82,140,000	INR	GSC	06/17/2026	8,835
894,590	USD	84,740,000	INR	BNP	06/17/2026	6,835
877,773	USD	1,293,750,000	KRW	BNP	06/17/2026	(1,526)
838,719	USD	1,256,200,000	KRW	JPM	06/17/2026	(15,059)
173,116	USD	80,300,000	KZT	JPM	05/26/2026	1,478
1,211,038	USD	575,800,000	KZT	DEUT	05/26/2026	(19,716)
657,116	USD	344,000,000	KZT	GSC	05/26/2026	(78,174)
726,942	USD	340,100,000	KZT	GSC	06/17/2026	5,619
1,254,527	USD	21,905,000	MXN	MSC	06/17/2026	5,642
1,284,065	USD	22,450,000	MXN	BCLY	06/17/2026	4,108
845,307	USD	14,760,000	MXN	GSC	06/17/2026	3,785
1,677,978	USD	29,430,000	MXN	SSG	06/17/2026	65
826,950	USD	14,770,000	MXN	BOA	06/17/2026	(15,142)
2,642,861	USD	47,083,000	MXN	TDB	06/17/2026	(41,514)
2,999,525	USD	53,490,000	MXN	CBK	06/17/2026	(50,136)
2,756,023	USD	49,575,000	MXN	SCB	06/17/2026	(70,430)
372,029	USD	6,581,000	MXN	MSC	07/28/2026	(1,879)
381,679	USD	6,879,000	MXN	MSC	09/08/2026	(7,769)
1,363,496	USD	5,470,000	MYR	DEUT	06/18/2026	(16,458)
1,871,639	USD	3,165,000	NZD	MSC	06/17/2026	(1,112)
1,669,804	USD	5,765,000	PEN	BNP	06/17/2026	31,387
1,983,515	USD	6,880,000	PEN	GSC	06/17/2026	28,214
2,158,132	USD	7,530,000	PEN	DEUT	06/17/2026	18,100
210,861	USD	730,000	PEN	BOA	06/17/2026	3,394
1,584,793	USD	5,565,000	PEN	SCB	06/17/2026	3,216
861,737	USD	51,980,000	PHP	BOA	06/17/2026	16,784
511,941	USD	31,510,000	PHP	GSC	06/17/2026	(265)
1,383,698	USD	4,978,000	PLN	SSG	06/17/2026	10,505
230,835	USD	860,000	PLN	DEUT	06/17/2026	(6,398)
7,199,875	USD	26,623,000	PLN	MSC	06/17/2026	(144,142)
278,770	USD	1,015,000	PLN	MSC	10/27/2026	(886)
1,388,921	USD	6,040,000	RON	BNP	06/17/2026	29,085
282,046	USD	1,260,000	RON	SCB	06/17/2026	(1,629)
791,297	USD	1,005,000	SGD	DEUT	06/17/2026	(1,007)
667,680	USD	850,000	SGD	GSC	06/17/2026	(2,427)
2,062,927	USD	2,620,000	SGD	CAG	06/17/2026	(2,580)
852,309	USD	1,085,000	SGD	CBK	06/17/2026	(3,063)
3,945,270	USD	127,870,000	THB	GSC	06/17/2026	7,182
218,992	USD	7,080,000	THB	SCB	06/17/2026	945
1,395,978	USD	45,320,000	THB	CBK	06/17/2026	230
1,036,957	USD	33,670,000	THB	MSC	06/17/2026	2
899,046	USD	29,210,000	THB	DEUT	06/17/2026	(552)
1,953,563	USD	91,290,000	TRY	BCLY	05/11/2026	(46,785)
1,435,961	USD	67,776,000	TRY	UBS	06/17/2026	2,641
6,600	USD	311,000	TRY	SGG	06/17/2026	23
7,033,883	USD	341,495,000	TRY	BCLY	06/17/2026	(188,018)
6,141,334	USD	341,495,000	TRY	BCLY	12/16/2026	23,629
1,575,052	USD	91,290,000	TRY	JPM	02/10/2027	15,022
2,066,868	USD	122,865,000	TRY	UBS	03/17/2027	29,119
1,217,983	USD	72,565,000	TRY	GSC	03/17/2027	14,473
1,212,868	USD	20,380,000	ZAR	MSC	06/17/2026	(6,129)
4,132,887	USD	69,438,000	ZAR	SSG	06/17/2026	(20,437)
1,675,733	USD	28,650,000	ZAR	BCLY	06/17/2026	(37,922)
1,090,822	USD	18,208,000	ZAR	JPM	07/09/2026	3,623
309,864	USD	5,015,000	ZAR	BOA	08/26/2026	11,612
Total foreign currency contracts						$(4,099,003)

The accompanying notes are an integral part of these financial statements.

129

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Cross Currency Contracts Outstanding at April 30, 2026
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	22,188,060	BNP	05/29/2026	GBP	22,303,352	$(115,292)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$961,081,416	$—	$961,081,416	$—
Convertible Bonds	292,358,734	—	292,358,734	—
Corporate Bonds	1,525,229,350	—	1,525,229,350	—
Foreign Government Obligations	283,157,553	—	283,157,553	—
Municipal Bonds	2,480,180	—	2,480,180	—
Senior Floating Rate Interests	407,479,738	—	406,534,571	945,167
U.S. Government Agencies	734,993,580	—	734,993,580	—
U.S. Government Securities	730,789,609	—	730,789,609	—
Common Stocks	3,051,160	1,889,136	1,162,024	—
Exchange-Traded Funds	122,303,790	122,303,790	—	—
Preferred Stocks	53,951,469	53,951,469	—	—
Warrants	—	—	—	—
Short-Term Investments	206,398,816	202,671,058	3,727,758	—
Purchased Options	420,958	—	420,958	—
Foreign Currency Contracts(2)	3,001,111	—	3,001,111	—
Futures Contracts(2)	2,724,634	2,724,634	—	—
Swaps - Interest Rate(2)	6,025,719	—	6,025,719	—
Swaps- Total Return(2)	1,021,227	—	1,021,227	—
Total	$5,336,469,044	$383,540,087	$4,951,983,790	$945,167
Liabilities
Foreign Currency Contracts(2)	$(7,215,406)	$—	$(7,215,406)	$—
Futures Contracts(2)	(25,650,025)	(25,650,025)	—	—
Swaps - Credit Default(2)	(1,212,264)	—	(1,212,264)	—
Swaps - Interest Rate(2)	(1,707,545)	—	(1,707,545)	—
TBA Sale Commitments	(304,527,381)	—	(304,527,381)	—
Written Options	(519,797)	—	(519,797)	—
Total	$(340,832,418)	$(25,650,025)	$(315,182,393)	$—

(1)
For the six-month period ended April 30, 2026, investments valued at $537,383 were transferred into Level 3 due the unavailability of active market pricing, and investments valued at $11,732,518 were transferred out of Level 3 due to the availability of significant observable inputs.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

130

Hartford Sustainable Municipal Bond Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%
	Commercial Mortgage-Backed Securities - 1.2%
	FRETE Trust
$ 399,746	Series 2026-ML33, 4.64%, 10/25/2040(1)	$408,744
429,892	Series 2026-ML34, 4.77%, 12/25/2042(1)	442,177
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $873,108)	$850,921
MUNICIPAL BONDS - 95.3%
	Alabama - 0.8%
565,000	Black Belt Energy Gas Dist, AL, Rev 5.00%, 10/01/2035	$593,393
	Arizona - 1.7%
	Maricopa County Industrial Dev Auth, AZ, Rev
775,000	3.00%, 09/01/2039	681,100
100,000	5.00%, 09/01/2042	102,266
200,000	Salt Verde Financial Corp., AZ, Rev 5.00%, 12/01/2037	211,963
240,000	Tempe Industrial Dev Auth, AZ, Rev 4.00%, 12/01/2026	240,418
		1,235,747
	California - 4.1%
900,000	California Community Choice Financing Auth, CA, Rev 5.00%, 12/01/2055(1)	943,055
195,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2045	198,043
	California Municipal Finance Auth, CA, Rev,
500,000	(BAM) 4.00%, 05/15/2038	507,909
665,000	5.00%, 12/31/2031	687,979
290,000	5.63%, 11/01/2054(2)	295,315
150,000	Orange County Community Facs Dist, CA, Special Tax 5.00%, 08/15/2033	150,655
100,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2043	101,543
100,000	San Bernardino City Unified School Dist, CA, GO, (NPFG) 0.00%, 08/01/2027(3)	96,489
		2,980,988
	Colorado - 1.6%
	Colorado Health Facs Auth, CO, Rev
200,000	4.00%, 12/01/2040	195,061
125,000	5.00%, 05/15/2036	137,009
70,000	5.00%, 05/15/2037	76,371
150,000	Denver City & County Housing Auth, CO, Rev 5.00%, 12/01/2045	153,448
120,000	Park Creek Metropolitan Dist, CO, Rev 5.00%, 12/01/2029	126,090
500,000	Regional Transportation Dist, CO, Rev 4.00%, 07/15/2039	489,175
25,000	Vauxmont Metropolitan Dist, CO, GO, (AG) 5.00%, 12/15/2030	25,523
		1,202,677
	Connecticut - 0.2%
100,000	City of Waterbury, CT, GO 5.00%, 11/15/2047	101,386
60,000	Connecticut State Health & Educational Facs Auth, CT, Rev 5.00%, 07/01/2042	60,717
		162,103
	District of Columbia - 0.2%
150,000	Dist of Columbia, DC, Rev 5.00%, 07/01/2042	150,077
	Florida - 3.3%
135,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	137,759
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.3% - (continued)
	Florida - 3.3% - (continued)
$ 70,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2048	$68,309
200,000	City of Port St. Lucie, FL, Special Assessment 4.00%, 07/01/2027	200,384
475,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	445,397
105,000	Polk County Industrial Dev Auth, FL, Rev 5.00%, 01/01/2029	107,113
750,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2046	622,795
750,000	USF Financing Corp., FL, Rev 5.00%, 07/01/2037	854,447
		2,436,204
	Georgia - 1.7%
55,000	Georgia Housing & Finance Auth, GA, Rev 5.00%, 12/01/2042	58,723
	Main Street Natural Gas, Inc., GA, Rev
170,000	5.00%, 05/15/2032	176,222
315,000	5.50%, 09/15/2028	330,157
	Municipal Electric Auth of Georgia, GA, Rev
100,000	5.00%, 01/01/2028	100,368
235,000	5.00%, 01/01/2033	254,875
350,000	5.00%, 07/01/2052	355,905
		1,276,250
	Illinois - 10.5%
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
255,000	5.25%, 04/01/2036	275,830
100,000	5.75%, 04/01/2035	101,292
	Chicago Board of Education, IL, GO
150,000	5.00%, 12/01/2027	151,985
500,000	5.00%, 12/01/2041	491,089
200,000	5.00%, 12/01/2046	184,173
500,000	5.25%, 12/01/2036	517,424
140,000	5.25%, 12/01/2039	138,848
865,000	City of Granite City, IL, Rev 1.25%, 05/01/2027	841,414
185,000	County of Cook, IL, GO 5.00%, 11/15/2031	200,412
	Illinois Finance Auth, IL, Rev
115,000	5.00%, 08/15/2033	123,614
150,000	5.00%, 10/01/2041	150,515
	Illinois Housing Dev Auth, IL, Rev,
195,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	208,426
295,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2055	326,473
	Metropolitan Pier & Exposition Auth, IL, Rev
105,000	0.00%, 12/15/2042(4)	81,501
200,000	5.00%, 12/15/2045	202,542
1,000,000	Rock Island County School Dist No. 41 Rock Island, IL, GO, (AG) 5.00%, 01/01/2043	1,058,502
1,000,000	Sales Tax Securitization Corp., IL, Rev 5.00%, 01/01/2036	1,048,381
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
295,000	(AG) 5.00%, 01/01/2033	325,530
300,000	(AG) 5.00%, 01/01/2034	333,236
	State of Illinois, IL, GO
50,000	5.00%, 02/01/2027	50,784
150,000	5.00%, 11/01/2028	154,639
330,000	5.00%, 10/01/2031	355,762
315,000	5.00%, 12/01/2034	322,869
		7,645,241
	Indiana - 2.6%
76,868	City of Evansville, IN, Rev, (FNMA) 3.00%, 06/01/2034	72,335
1,000,000	Indiana Finance Auth, IN, Rev 5.00%, 10/01/2042	1,074,599
The accompanying notes are an integral part of these financial statements.

131

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.3% - (continued)
	Indiana - 2.6% - (continued)
$ 75,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA) 3.25%, 07/01/2049	$74,626
325,000	Indiana Secondary Market for Education Loans, Inc., IN, Rev 5.00%, 06/01/2034	342,939
295,000	Northwest Allen School Building Corp., IN, Rev, (ST INTERCEPT) 5.00%, 07/15/2038	324,602
		1,889,101
	Iowa - 0.6%
	Iowa Student Loan Liquidity Corp., IA, Rev
180,000	5.00%, 12/01/2032	191,574
245,000	5.00%, 12/01/2033	261,238
		452,812
	Kansas - 1.6%
1,000,000	Johnson & Miami Counties Unified School Dist No. 230 Spring Hills, KS, GO, (AG) 6.00%, 09/01/2045	1,137,789
	Louisiana - 3.6%
325,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	309,018
	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev
100,000	5.75%, 11/15/2030	100,331
100,000	6.00%, 11/15/2030	100,351
	Louisiana Public Facs Auth, LA, Rev
1,000,000	5.25%, 05/15/2050	1,046,664
1,000,000	(AG) 5.25%, 07/01/2050	1,046,285
		2,602,649
	Maryland - 1.9%
500,000	Maryland Health & Higher Educational Facs Auth, MD, Rev 5.25%, 07/01/2045	524,077
810,000	Maryland Stadium Auth, MD, Rev, (ST INTERCEPT) 5.00%, 05/01/2050	861,814
		1,385,891
	Massachusetts - 4.8%
	Massachusetts Dev Finance Agency, MA, Rev
305,000	5.00%, 01/01/2027	307,765
355,000	5.00%, 06/01/2034	396,982
105,000	5.00%, 07/01/2034	105,167
15,000	5.00%, 06/01/2035	16,849
1,000,000	5.00%, 07/01/2035	1,001,432
150,000	5.00%, 07/01/2037	151,377
150,000	5.00%, 07/01/2044	147,894
100,000	5.00%, 10/01/2047(2)	99,860
500,000	5.00%, 07/01/2050	513,514
	Massachusetts Housing Finance Agency, MA, Rev,
230,000	(FHLMC), (FNMA), (GNMA) 3.50%, 06/01/2027	230,226
520,000	(FHLMC), (FNMA), (GNMA) 3.55%, 12/01/2027	521,067
		3,492,133
	Michigan - 3.6%
1,000,000	Clarkston Community Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2047	1,047,563
	Michigan Finance Auth, MI, Rev
165,000	5.00%, 11/01/2034	171,768
100,000	5.00%, 05/15/2038	100,317
850,000	5.50%, 02/28/2057	873,549
400,000	Michigan State Housing Dev Auth, MI, Rev 3.20%, 06/01/2028	400,943
		2,594,140
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.3% - (continued)
	Minnesota - 1.5%
$ 73,122	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	$63,551
1,000,000	Minnesota Agricultural & Economic Dev Board, MN, Rev 5.25%, 01/01/2054	1,030,044
		1,093,595
	Mississippi - 0.6%
400,000	State of Mississippi Gaming Tax, MS, Rev 5.00%, 10/15/2037	412,690
	Montana - 0.3%
45,000	Montana Board of Housing, MT, Rev, (FHA), (HUD), (VA) 4.25%, 12/01/2045	45,140
150,000	Montana Facility Finance Auth, MT, Rev 5.00%, 02/15/2033	151,983
		197,123
	Nevada - 0.6%
150,000	City of Reno, NV, Rev, (AG) 5.00%, 06/01/2033	157,047
250,000	Clark County School Dist, NV, GO, (AG) 4.00%, 06/15/2036	254,009
		411,056
	New Hampshire - 1.5%
	New Hampshire Business Finance Auth, NH, Rev
750,000	5.25%, 06/01/2043	800,433
295,000	(BAM) 5.25%, 06/01/2051	306,828
		1,107,261
	New Jersey - 0.2%
170,000	New Jersey Educational Facs Auth, NJ, Rev, (AG) 5.00%, 07/01/2043	183,895
	New Mexico - 0.4%
205,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2039	205,725
105,000	New Mexico Mortgage Finance Auth, NM, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	105,458
		311,183
	New York - 5.8%
280,000	City of New York, NY, GO 5.00%, 02/01/2041	307,724
428,795	FHLMC Multifamily VRD Certificates, NY, Rev 4.60%, 06/25/2042(1)	434,146
300,000	Metropolitan Transportation Auth Dedicated Tax Fund, NY, Rev 5.00%, 11/15/2036	302,776
	Metropolitan Transportation Auth, NY, Rev
200,000	5.00%, 11/15/2033	217,568
500,000	5.00%, 11/15/2045	512,577
400,000	5.00%, 11/15/2048	404,608
500,000	New York City Health & Hospitals Corp., NY, Rev 5.00%, 02/15/2042	549,863
305,000	New York City Municipal Water Finance Auth, NY, Rev 5.50%, 06/15/2039	358,887
1,000,000	New York State Dormitory Auth, NY, Rev 3.00%, 03/15/2041	869,346
50,000	New York Transportation Dev Corp., NY, Rev, (AG) 5.25%, 06/30/2039	53,824
355,000	Triborough Bridge & Tunnel Auth, NY, Rev 0.00%, 11/15/2036(3)	242,300
		4,253,619
	North Carolina - 2.0%
95,000	Nash Health Care Systems, NC, Rev 5.00%, 02/01/2032	103,681
	North Carolina Housing Finance Agency, NC, Rev,
500,000	(FHLMC), (FNMA), (GNMA) 3.60%, 01/01/2046	443,677
The accompanying notes are an integral part of these financial statements.

132

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.3% - (continued)
	North Carolina - 2.0% - (continued)
$ 120,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2056	$134,367
	North Carolina Medical Care Commission, NC, Rev
175,000	4.00%, 09/01/2033	176,130
185,000	4.00%, 09/01/2034	185,572
250,000	5.00%, 01/01/2031	250,747
30,000	5.00%, 01/01/2039	28,882
120,000	5.00%, 01/01/2044	121,181
		1,444,237
	Ohio - 1.5%
250,000	American Municipal Power, Inc., OH, Rev 5.00%, 02/15/2040	272,033
150,000	Cleveland Department of Public Utilities Division of Public Power, OH, Rev, (AG) 5.00%, 11/15/2030	156,084
60,000	County of Allen Hospital Facs, OH, Rev 5.00%, 12/01/2035	63,532
415,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	418,840
180,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	179,065
		1,089,554
	Oregon - 0.7%
480,000	Columbia County School Dist No. 502, OR, GO, (SCH BD GTY) 0.00%, 06/15/2050(3)	127,052
160,000	Lincoln County School Dist, OR, GO, (SCH BD GTY) 0.00%, 06/15/2035(4)	180,249
40,000	Marion County School Dist No. 15 North Marion, OR, GO, (SCH BD GTY) 0.00%, 06/15/2037(3)	24,980
35,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(3)	21,402
25,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	25,011
210,000	Umatilla County School Dist No. 8R Hermiston, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(3)	129,180
		507,874
	Pennsylvania - 6.3%
300,000	City of Philadelphia, PA, GO 5.00%, 02/01/2039	314,329
750,000	Coatesville School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.25%, 11/15/2037	797,814
110,000	Doylestown Hospital Auth, PA, Rev 5.38%, 07/01/2039(2)	120,153
260,000	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev, (AG) 5.00%, 07/01/2036	281,498
	Lancaster County Hospital Auth, PA, Rev
400,000	5.00%, 07/01/2032	401,299
100,000	5.13%, 07/01/2037	100,050
215,000	Lancaster Industrial Dev Auth, PA, Rev 4.00%, 07/01/2051	175,319
570,000	Lancaster School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.00%, 06/01/2044	609,449
200,000	Pennsylvania Economic Dev Financing Auth, PA, Rev 4.00%, 05/15/2040	194,240
438,397	Pennsylvania Housing Finance Agency, PA, Rev 5.50%, 10/01/2053	463,420
1,000,000	School Dist of Philadelphia, PA, GO, (ST AID WITHHLDG) 5.25%, 09/01/2036	1,120,330
		4,577,901
	Puerto Rico - 0.8%
	Puerto Rico Sales Tax Financing Corp., PR, Rev
400,000	4.33%, 07/01/2040	395,468
175,000	5.00%, 07/01/2058	169,979
		565,447
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.3% - (continued)
	Rhode Island - 4.6%
	Rhode Island Health & Educational Building Corp., RI, Rev
$ 95,000	5.00%, 05/15/2031	$102,605
500,000	(AG) 5.00%, 07/01/2050	502,221
1,000,000	(BAM), (ST AID WITHHLDG) 5.25%, 05/15/2042	1,092,473
20,000	(AG) 5.63%, 07/01/2065	20,358
	Rhode Island Student Loan Auth, RI, Rev
110,000	5.00%, 12/01/2027	113,126
460,000	5.00%, 12/01/2028	479,972
1,000,000	5.00%, 12/01/2031	1,071,223
		3,381,978
	South Carolina - 4.1%
	South Carolina Jobs-Economic Dev Auth, SC, Rev
575,000	5.00%, 10/01/2035	627,099
615,000	5.00%, 11/01/2035	685,132
	South Carolina Public Service Auth, SC, Rev
200,000	4.00%, 12/01/2035	203,945
200,000	4.00%, 12/01/2038	201,859
	South Carolina State Housing Finance & Dev Auth, SC, Rev
710,000	5.75%, 01/01/2054	767,812
460,000	(FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	519,105
		3,004,952
	South Dakota - 1.8%
	South Dakota Housing Dev Auth, SD, Rev
105,000	4.00%, 11/01/2049	105,629
120,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	126,932
1,000,000	(FHLMC), (FNMA), (GNMA) 6.25%, 11/01/2056	1,104,591
		1,337,152
	Tennessee - 0.7%
100,000	Knox County Health Educational & Housing Facility Board, TN, Rev, (BAM) 5.00%, 07/01/2037	109,077
235,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev 5.00%, 05/01/2035	257,624
110,000	Tennessee Energy Acquisition Corp., TN, Rev 5.25%, 09/01/2026	110,695
		477,396
	Texas - 7.9%
150,000	Arlington Higher Education Finance Corp., TX, Rev, (PSF-GTD) 4.00%, 08/15/2030	150,392
	Central Texas Regional Mobility Auth, TX, Rev
315,000	4.00%, 01/01/2036	321,344
600,000	4.00%, 01/01/2040	602,586
1,000,000	5.00%, 01/01/2046	1,030,519
500,000	Central Texas Turnpike System, TX, Rev 5.00%, 08/15/2032	554,661
500,000	Dallas Fort Worth International Airport, TX, Rev 5.25%, 11/01/2043	539,140
300,000	El Paso Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2040(5)	329,816
240,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2031	255,506
500,000	Melissa Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2044	536,139
100,000	New Hope Cultural Education Facs Finance Corp., TX, Rev 5.00%, 11/01/2031	98,370
130,000	North Texas Tollway Auth, TX, Rev 5.00%, 01/01/2031	137,385
The accompanying notes are an integral part of these financial statements.

133

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.3% - (continued)
	Texas - 7.9% - (continued)
$ 1,000,000	Texarkana Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2041	$1,002,014
225,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA) 3.00%, 03/01/2050	173,152
60,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(3)	34,600
		5,765,624
	Utah - 0.2%
175,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	176,869
	Vermont - 1.2%
875,000	Vermont Student Assistance Corp., VT, Rev 5.00%, 06/15/2030	911,662
	Virginia - 2.3%
375,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	376,345
	Virginia Small Business Financing Auth, VA, Rev
635,000	4.00%, 07/01/2031	644,614
500,000	4.00%, 01/01/2039	504,311
170,000	5.00%, 12/31/2047	171,283
		1,696,553
	Washington - 2.4%
	King County Housing Auth, WA, Rev
100,000	5.00%, 01/01/2034	107,941
115,000	5.00%, 07/01/2034	124,304
60,000	5.00%, 01/01/2035	64,687
100,000	5.00%, 07/01/2035	107,850
145,000	Seattle Housing Auth, WA, Rev 5.00%, 12/01/2029	151,540
475,000	Washington Health Care Facs Auth, WA, Rev 5.00%, 10/01/2042	475,119
710,000	Washington State Housing Finance Commission, WA, Rev, (BAM) 5.25%, 07/01/2064(2)	714,897
		1,746,338
	Wisconsin - 5.0%
	Public Finance Auth, WI, Rev
415,000	4.00%, 10/01/2046(1)	421,809
500,000	(AG) 4.00%, 07/01/2059	414,946
200,000	5.00%, 10/01/2043(2)	200,025
95,000	5.00%, 10/01/2044	96,596
150,000	(AG) 5.00%, 07/01/2048	150,855
750,000	5.00%, 06/01/2055	755,201
285,000	5.25%, 06/15/2035	304,698
100,000	Wisconsin Center Dist, WI, Rev, (AG) 0.00%, 12/15/2029(3)	89,129
	Wisconsin Health & Educational Facs Auth, WI, Rev
335,000	4.00%, 01/01/2037	324,061
255,000	4.00%, 08/15/2046	219,157
195,000	5.00%, 11/01/2035	213,158
100,000	5.75%, 08/15/2059	102,761
305,000	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev, (FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2054	329,060
		3,621,456
	Wyoming - 0.1%
70,000	Wyoming Community Dev Auth, WY, Rev 6.00%, 12/01/2054	75,641
	Total Municipal Bonds (cost $71,003,562)	$69,588,251
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 0.7%
	Mortgage-Backed Agencies - 0.7%
	Federal Home Loan Mortgage Corp. - 0.7%
$ 551,517	3.15%, 10/15/2036		$497,174
	Total U.S. Government Agencies (cost $559,865)		$497,174
	Total Long-Term Investments (cost $72,436,535)		$70,936,346
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
291,182	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $291,211; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $297,151		$291,182
	Total Short-Term Investments (cost $291,182)		$291,182
	Total Investments (cost $72,727,717)	97.6%	$71,227,528
	Other Assets and Liabilities	2.4%	1,754,965
	Net Assets	100.0%	$72,982,493
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$1,430,250, representing 2.0% of net assets.

(3)	Security is a zero-coupon bond.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $330,597 at April 30, 2026.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

134

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$850,921	$—	$850,921	$—
Municipal Bonds	69,588,251	—	69,588,251	—
U.S. Government Agencies	497,174	—	497,174	—
Short-Term Investments	291,182	—	291,182	—
Total	$71,227,528	$—	$71,227,528	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

135

The Hartford Total Return Bond Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7%
	Asset-Backed - Automobile - 0.5%
$ 1,205,000	American Credit Acceptance Receivables Trust Series 2026-2, 4.50%, 10/08/2030(1)	$1,204,349
1,185,000	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A, 5.58%, 12/20/2030(1)	1,202,492
5,780,000	Credit Acceptance Auto Loan Trust Series 2024-2A, 6.11%, 08/15/2034(1)	5,894,048
2,365,000	Exeter Automobile Receivables Trust Series 2025-4A, 4.40%, 05/15/2030	2,363,059
1,190,000	First Investors Auto Owner Trust Series 2026-1A, 5.38%, 07/15/2032(1)	1,196,684
2,885,000	Hertz Vehicle Financing III LLC Series 2025-2A, 5.13%, 09/25/2031(1)	2,908,654
1,935,000	Prestige Auto Receivables Trust Series 2024-2A, 4.56%, 02/15/2029(1)	1,934,709
1,669,035	Santander Bank Auto Credit-Linked Notes Series 2024-B, 4.97%, 01/18/2033(1)	1,677,940
1,665,000	SFS Auto Receivables Securitization Trust Series 2023-1A, 5.71%, 01/22/2030(1)	1,691,034
		20,072,969
	Asset-Backed - Finance & Insurance - 0.6%
5,055,000	Castlelake Aircraft Structured Trust Series 2026-2A, 5.33%, 04/15/2051(1)	5,052,427
5,575,000	Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, 5.53%, 07/16/2036, 3 mo. USD Term SOFR + 1.85%(1)(2)	5,579,794
2,415,000	PK ALIFT Loan Funding 8 LP Series 2026-1, 4.61%, 09/15/2043(1)	2,370,547
8,400,000	RR 28 Ltd. Series 2024-28RA, 5.68%, 04/15/2041, 3 mo. USD Term SOFR + 2.00%(1)(2)	8,454,155
	STAR Trust
2,195,000	Series 2026-SFR7, 5.36%, 05/17/2043, 1 mo. USD Term SOFR + 1.70%(1)(2)	2,198,810
1,220,000	Series 2026-SFR7, 5.66%, 05/17/2043, 1 mo. USD Term SOFR + 2.00%(1)(2)	1,223,728
2,320,000	VB-S1 Issuer LLC Series 2026-1A, 4.69%, 03/15/2056(1)	2,268,413
		27,147,874
	Asset-Backed - Home Equity - 0.3%
1,078,244	COOPR Residential Mortgage Trust Series 2026-CES1, 4.87%, 02/25/2061(1)(3)	1,070,402
857,016	FIGRE Trust Series 2026-HE1, 4.98%, 01/25/2056(1)(2)	845,966
8,633,565	Finance of America Structured Securities Trust Series 2026-PC1, 4.50%, 01/25/2076(1)(2)	8,429,658
1,845,000	OBX Trust Series 2026-CES1, 5.19%, 04/25/2056(1)(3)	1,838,401
		12,184,427
	Asset-Backed - Manufactured Housing - 0.0%
1,106,661	Cascade MH Asset Trust Series 2021-MH1, 1.75%, 02/25/2046(1)	1,002,325
	Asset-Backed - Student Loan - 0.1%
	Navient Private Education Refi Loan Trust
2,129,528	Series 2021-FA, 1.11%, 02/18/2070(1)	1,894,946
2,633,085	Series 2023-A, 5.51%, 10/15/2071(1)	2,683,279
		4,578,225
	Commercial Mortgage-Backed Securities - 5.9%
3,215,000	1211 Avenue of the Americas Trust Series 2015-1211, 3.90%, 08/10/2035(1)	3,102,475
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Commercial Mortgage-Backed Securities - 5.9% - (continued)
	280 Park Avenue Mortgage Trust
$ 930,000	Series 2017-280P, 5.04%, 09/15/2034, 1 mo. USD Term SOFR + 1.38%(1)(2)	$925,931
3,362,000	Series 2017-280P, 6.08%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	3,319,975
2,835,000	ACREC LLC Series 2026-FL4, 5.26%, 01/18/2043, 1 mo. USD Term SOFR + 1.60%(1)(2)	2,834,931
2,850,000	ALA Trust Series 2025-OANA, 5.40%, 06/15/2040, 1 mo. USD Term SOFR + 1.74%(1)(2)	2,860,688
3,095,000	AREIT Trust Series 2025-CRE11, 5.42%, 07/25/2043, 1 mo. USD Term SOFR + 1.75%(1)(2)	3,095,957
1,496,352	BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, 3.11%, 11/05/2032(1)	1,457,253
	BBCMS Mortgage Trust
6,535,000	Series 2020-C7, 1.08%, 04/15/2053(2)(4)	229,422
15,898,085	Series 2024-C28, 1.33%, 09/15/2057(2)(4)	1,130,729
16,352,126	Series 2025-C32, 1.36%, 02/15/2062(2)(4)	1,276,041
17,424,469	Series 2017-C1, 1.61%, 02/15/2050(2)(4)	77,602
13,990,628	Series 2024-C24, 1.86%, 02/15/2057(2)(4)	1,235,207
1,640,000	Series 2022-C15, 3.66%, 04/15/2055(2)	1,510,413
1,565,000	Series 2026-5C40, 5.78%, 02/15/2059(2)	1,588,269
3,680,000	BDS LLC Series 2026-FL17, 5.20%, 05/19/2043, 1 mo. USD Term SOFR + 1.55%(1)(2)	3,680,034
	Benchmark Mortgage Trust
9,944,626	Series 2018-B4, 0.61%, 07/15/2051(2)(4)	95,050
39,423,626	Series 2018-B3, 0.71%, 04/10/2051(2)(4)	327,886
32,732,744	Series 2023-B39, 0.72%, 07/15/2056(2)(4)	1,090,933
29,627,274	Series 2018-B8, 0.77%, 01/15/2052(2)(4)	362,833
7,174,116	Series 2019-B12, 1.15%, 08/15/2052(2)(4)	161,286
18,824,026	Series 2019-B10, 1.38%, 03/15/2062(2)(4)	546,068
9,867,406	Series 2023-B40, 1.43%, 12/15/2056(2)(4)	493,157
13,946,222	Series 2020-B22, 1.60%, 01/15/2054(2)(4)	773,576
5,303,604	Series 2020-B18, 1.87%, 07/15/2053(2)(4)	266,726
4,500,000	Series 2019-B15, 2.93%, 12/15/2072	4,199,820
2,023,443	Series 2019-B12, 3.04%, 08/15/2052	1,987,386
2,990,000	Series 2019-B9, 4.02%, 03/15/2052	2,925,636
1,775,000	Series 2026-V20, 5.44%, 02/15/2059	1,799,552
1,805,000	Series 2026-V20, 5.69%, 02/15/2059(2)	1,821,977
20,913,639	BMO Mortgage Trust Series 2024-C9, 1.08%, 07/15/2057(2)(4)	1,249,615
5,225,000	BOCA Commercial Mortgage Trust Series 2025-BOCA, 5.55%, 12/15/2042, 1 mo. USD Term SOFR + 1.90%(1)(2)	5,244,496
4,775,000	BOS Trust Series 2026-LYRK, 5.64%, 05/11/2041(1)(2)	4,746,410
4,745,000	BPR Mortgage Trust Series 2025-ALDR, 5.67%, 06/05/2042(1)	4,859,722
	BPR Trust
3,270,000	Series 2024-PMDW, 5.85%, 11/05/2041(1)(2)	3,332,504
The accompanying notes are an integral part of these financial statements.

136

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Commercial Mortgage-Backed Securities - 5.9% - (continued)
$ 7,425,000	Series 2023-BRK2, 7.89%, 10/05/2038(1)(2)	$7,683,323
2,170,000	BSTN Commercial Mortgage Trust Series 2025-HUB, 5.06%, 04/13/2041(1)(2)	2,166,464
	BX Commercial Mortgage Trust
7,060,000	Series 2026-LP3, 5.20%, 04/15/2043, 1 mo. USD Term SOFR + 1.55%(1)(2)	7,075,444
12,710,000	Series 2026-ALOHA, 5.25%, 04/15/2043, 1 mo. USD Term SOFR + 1.55%(1)(2)	12,710,000
5,210,000	Series 2026-CSMO, 5.35%, 02/15/2043, 1 mo. USD Term SOFR + 1.70%(1)(2)	5,217,763
	BX Trust
2,490,000	Series 2026-CART, 5.00%, 02/15/2036, 1 mo. USD Term SOFR + 1.35%(1)(2)	2,473,514
1,835,000	Series 2026-RISE, 5.12%, 04/15/2041, 1 mo. USD Term SOFR + 1.45%(1)(2)	1,835,573
3,125,000	Series 2025-ARIA, 5.35%, 12/13/2042(1)(2)	3,130,852
3,645,000	Series 2025-GW, 5.51%, 07/15/2042, 1 mo. USD Term SOFR + 1.85%(1)(2)	3,647,278
2,600,000	BXMT Ltd. Series 2026-FL6, 5.11%, 08/19/2043, 1 mo. USD Term SOFR + 1.45%(1)(2)	2,599,990
2,391,252	Cantor Commercial Real Estate Lending Series 2019-CF1, 1.27%, 05/15/2052(2)(4)	53,408
916,793	CD Mortgage Trust Series 2016-CD1, 2.46%, 08/10/2049	915,513
1,600,000	CENT Series 2025-CITY, 5.09%, 07/10/2040(1)(2)	1,602,702
	Commercial Mortgage Trust
1,291,000	Series 2022-HC, 2.82%, 01/10/2039(1)	1,256,968
1,320,000	Series 2022-HC, 4.08%, 01/10/2039(1)(2)	1,263,473
2,711,000	Series 2024-CBM, 6.51%, 12/10/2041(1)(2)	2,745,381
394,994	CSAIL Commercial Mortgage Trust Series 2016-C6, 1.80%, 01/15/2049(2)(4)	15
	DBJPM Mortgage Trust
4,396,615	Series 2020-C9, 1.70%, 09/15/2053(2)(4)	171,717
3,289,095	Series 2016-C3, 2.89%, 08/10/2049	3,279,228
	DC Trust
1,410,000	Series 2024-HLTN, 5.93%, 04/13/2040(1)(2)	1,416,664
705,000	Series 2024-HLTN, 7.29%, 04/13/2040(1)(2)	699,144
	Extended Stay America Trust
5,293,772	Series 2026-ESH2, 5.05%, 02/15/2043, 1 mo. USD Term SOFR + 1.40%(1)(2)	5,307,007
972,765	Series 2025-ESH, 5.25%, 10/15/2042, 1 mo. USD Term SOFR + 1.60%(1)(2)	975,182
2,148,538	Series 2026-ESH2, 6.55%, 02/15/2043, 1 mo. USD Term SOFR + 2.90%(1)(2)	2,156,595
	FREMF Mortgage Trust
440,000	Series 2017-K69, 3.85%, 10/25/2049(1)(2)	433,098
230,000	Series 2017-K68, 3.97%, 10/25/2049(1)(2)	226,923
4,285,000	GS Mortgage Securities Corp. II Series 2024-70P, 5.89%, 03/10/2041(1)(2)	4,274,874
1,445,442	GS Mortgage Securities Corp. Trust Series 2012-BWTR, 2.95%, 11/05/2034(1)	1,267,761
	GS Mortgage Securities Trust
2,504,743	Series 2019-GC40, 3.04%, 07/10/2052	2,467,332
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Commercial Mortgage-Backed Securities - 5.9% - (continued)
$ 342,364	Series 2013-GC13, 3.65%, 07/10/2046(2)(4)	$3
1,186,932	Series 2014-GC20, 5.10%, 04/10/2047(1)(2)	890,175
1,340,000	GS REFT Issuer Ltd. Series 2026-FL1, 5.31%, 04/19/2043, 1 mo. USD Term SOFR + 1.65%(1)(2)	1,340,832
1,473,761	HIH Trust Series 2024-61P, 6.00%, 10/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	1,475,142
	HTL Commercial Mortgage Trust
1,990,000	Series 2024-T53, 6.77%, 05/10/2039(1)(2)	2,006,378
1,095,000	Series 2024-T53, 7.32%, 05/10/2039(1)(2)	1,106,827
	INT Commercial Mortgage Trust
2,290,000	Series 2025-PLAZA, 5.04%, 11/05/2037(1)(2)	2,287,696
440,000	Series 2025-PLAZA, 5.34%, 11/05/2037(1)(2)	440,776
	JP Morgan Chase Commercial Mortgage Securities Trust
1,770,000	Series 2020-NNN, 2.81%, 01/16/2037(1)	1,593,018
730,000	Series 2012-LC9, 3.69%, 12/15/2047(1)(2)	596,775
645,000	Series 2024-OMNI, 5.99%, 10/05/2039(1)(2)	646,062
8,715,000	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, 3.72%, 03/15/2050	8,671,415
535,000	JW Commercial Mortgage Trust Series 2026-MRCO, 5.35%, 06/15/2039, 1 mo. USD Term SOFR + 1.70%(1)(2)	533,928
8,960,000	KRE Commercial Mortgage Trust Series 2026-ICNA, 5.50%, 05/15/2043, 1 mo. USD Term SOFR + 1.85%(1)(2)	8,982,400
6,145,000	MAD Commercial Mortgage Trust Series 2025-11MD, 5.26%, 10/15/2042(1)(2)	6,136,064
4,415,000	MF1 Ltd. Series 2022-FL8, 5.41%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(2)	4,408,214
	Morgan Stanley Capital I Trust
2,039,061	Series 2017-H1, 1.44%, 06/15/2050(2)(4)	19,610
5,280,000	Series 2014-150E, 3.91%, 09/09/2032(1)	4,965,095
885,000	Series 2011-C3, 5.09%, 07/15/2049(1)(2)	868,171
42,585	Series 2006-T21, 5.21%, 10/12/2052(1)(2)	6,388
4,500,248	MSWF Commercial Mortgage Trust Series 2023-2, 1.15%, 12/15/2056(2)(4)	239,856
	MTN Commercial Mortgage Trust
850,000	Series 2026-LPFX, 5.46%, 05/15/2043(1)(2)	850,498
570,000	Series 2026-LPFX, 5.76%, 05/15/2043(1)(2)	570,335
	Natixis Commercial Mortgage Securities Trust
1,187,000	Series 2018-SOX, 4.40%, 06/17/2038(1)	1,162,364
1,800,000	Series 2018-SOX, 4.93%, 06/17/2038(1)(2)	1,743,607
735,000	NRTH Commercial Mortgage Trust Series 2025-PARK, 5.30%, 10/15/2040, 1 mo. USD Term SOFR + 1.64%(1)(2)	733,626
The accompanying notes are an integral part of these financial statements.

137

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Commercial Mortgage-Backed Securities - 5.9% - (continued)
	NYC Commercial Mortgage Trust
$ 1,335,000	Series 2026-1PARK, 4.91%, 02/15/2043, 1 mo. USD Term SOFR + 1.25%(1)(2)	$1,333,748
570,000	Series 2026-1PARK, 5.16%, 02/15/2043, 1 mo. USD Term SOFR + 1.50%(1)(2)	569,999
7,720,000	Series 2025-3BP, 5.35%, 02/15/2042, 1 mo. USD Term SOFR + 1.69%(1)(2)	7,705,525
6,755,000	RFR Trust Series 2025-SGRM, 5.86%, 03/11/2041(1)(2)	6,808,364
5,770,000	SG Commercial Mortgage Securities Trust Series 2020-COVE, 2.63%, 03/15/2037(1)	5,538,869
3,650,000	SHOPS Commercial Mortgage Trust Series 2026-CSTL, 4.97%, 05/15/2039(1)(2)	3,650,000
11,910,000	SHR Trust Series 2024-LXRY, 6.10%, 10/15/2041, 1 mo. USD Term SOFR + 2.45%(1)(2)	11,906,278
1,885,000	SPGN Trust Series 2026-TFLM, 5.05%, 02/15/2041, 1 mo. USD Term SOFR + 1.40%(1)(2)	1,877,342
1,340,000	TEXAS Commercial Mortgage Trust Series 2025-TWR, 5.25%, 04/15/2042, 1 mo. USD Term SOFR + 1.59%(1)(2)	1,334,975
3,310,775	UBS Commercial Mortgage Trust Series 2017-C2, 1.17%, 08/15/2050(2)(4)	29,908
	Wells Fargo Commercial Mortgage Trust
28,486,569	Series 2024-C63, 1.21%, 08/15/2057(2)(4)	1,924,564
250,275	Series 2015-NXS1, 3.90%, 05/15/2048(2)	225,873
1,005,000	Series 2026-1250B, 5.14%, 03/10/2041(1)(2)	993,956
	Wells Fargo NA
20,102,130	Series 2019-BN22, 0.69%, 11/15/2062(2)(4)	360,807
10,259,787	Series 2019-BN24, 0.75%, 11/15/2062(2)(4)	208,494
17,736,158	Series 2019-BN23, 0.80%, 12/15/2052(2)(4)	360,001
23,914,812	Series 2017-BNK8, 0.84%, 11/15/2050(2)(4)	168,738
18,741,845	Series 2019-BN20, 0.92%, 09/15/2062(2)(4)	432,180
35,458,994	Series 2020-BN25, 0.98%, 01/15/2063(2)(4)	907,240
20,604,311	Series 2019-BN18, 1.02%, 05/15/2062(2)(4)	486,583
1,722,673	Series 2019-BN17, 1.15%, 04/15/2052(2)(4)	41,423
5,955,888	Series 2023-5YR4, 1.26%, 12/15/2056(2)(4)	125,983
8,449,557	Series 2023-BNK45, 1.28%, 02/15/2056(2)(4)	452,103
26,028,915	Series 2024-BNK48, 1.35%, 10/15/2057(2)(4)	1,991,389
36,150,062	Series 2020-BN28, 1.87%, 03/15/2063(2)(4)	2,242,110
5,792,000	Series 2026-5YR20, 5.54%, 02/15/2059	5,821,619
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Commercial Mortgage-Backed Securities - 5.9% - (continued)
$ 345,000	WFRBS Commercial Mortgage Trust Series 2011-C4, 5.00%, 06/15/2044(1)(2)	$301,806
4,675,000	WHARF Commercial Mortgage Trust Series 2025-DC, 5.53%, 07/15/2040(1)(2)	4,757,235
		258,495,113
	Other Asset-Backed Securities - 5.0%
118,876	AASET Trust Series 2020-1A, 3.35%, 01/16/2040(1)	118,071
3,675,000	Aligned Data Centers Issuer LLC Series 2023-1A, 6.00%, 08/17/2048(1)	3,684,322
2,985,000	AMSR Trust Series 2024-SFR2, 4.15%, 11/17/2041(1)	2,912,181
2,560,752	Auxilior Term Funding LLC Series 2024-1A, 5.49%, 07/15/2031(1)	2,591,061
4,855,000	Bain Capital Credit CLO Ltd. Series 2022-5A, 5.42%, 01/24/2037, 3 mo. USD Term SOFR + 1.75%(1)(2)	4,821,107
4,255,000	Benefit Street Partners CLO XXXI Ltd. Series 2023-31A, 5.42%, 04/25/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	4,271,875
850,000	Blue Owl Asset Leasing Trust LLC Series 2024-1A, 5.41%, 03/15/2030(1)	856,269
	CF Hippolyta Issuer LLC
631,683	Series 2021-1A, 1.53%, 03/15/2061(1)	510,002
1,497,365	Series 2020-1, 1.69%, 07/15/2060(1)	1,246,349
706,836	Series 2021-1A, 1.98%, 03/15/2061(1)	422,740
1,225,336	Series 2020-1, 1.99%, 07/15/2060(1)	1,000,758
940,804	Series 2022-1A, 5.97%, 08/15/2062(1)	935,044
1,909,169	Columbia Cent CLO 27 Ltd. Series 2018-27A, 5.12%, 01/25/2035, 3 mo. USD Term SOFR + 1.45%(1)(2)	1,909,634
997,960	Commercial Equipment Finance LLC Series 2024-1A, 5.97%, 07/16/2029(1)	1,002,999
	Compass Datacenters Issuer II LLC
3,725,000	Series 2024-2A, 5.02%, 08/25/2049(1)	3,720,693
2,925,000	Series 2024-1A, 5.25%, 02/25/2049(1)	2,926,740
11,150,000	CTM CLO Ltd. Series 2025-1A, 5.17%, 07/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	11,182,971
	Domino's Pizza Master Issuer LLC
1,439,300	Series 2021-1A, 3.15%, 04/25/2051(1)	1,304,681
1,449,600	Series 2019-1A, 3.67%, 10/25/2049(1)	1,391,527
3,720,000	Elmwood CLO 23 Ltd. Series 2023-2A, 5.43%, 04/16/2036, 3 mo. USD Term SOFR + 1.75%(1)(2)	3,723,341
1,783,440	FirstKey Homes Trust Series 2022-SFR1, 4.15%, 05/19/2039(1)	1,772,775
4,000,000	GCM CLO Ltd. Series 2026-1A, 5.50%, 07/20/2039, 3 mo. USD Term SOFR + 1.85%(1)(2)	4,000,000
3,095,000	Golub Capital Partners CLO 68B Ltd. Series 2023-68A, 5.37%, 07/25/2038, 3 mo. USD Term SOFR + 1.70%(1)(2)	3,102,094
1,790,000	GreenSky Home Improvement Issuer Trust Series 2025-2A, 5.07%, 06/25/2060(1)	1,784,599
5,190,000	Home Re Ltd. Series 2026-1, 5.80%, 01/25/2036, 30 day USD SOFR Average + 2.15%(1)(2)	5,200,610
4,490,000	Jersey Mike's Funding LLC Series 2026-1A, 4.95%, 02/15/2056(1)	4,458,610
4,090,000	Magnetite XXXI Ltd. Series 2021-31A, 5.22%, 07/15/2034, 3 mo. USD Term SOFR + 1.55%(1)(2)	4,078,924
The accompanying notes are an integral part of these financial statements.

138

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Other Asset-Backed Securities - 5.0% - (continued)
$ 6,092,176	MAPS Trust Series 2026-1A, 5.20%, 01/15/2051(1)	$5,999,367
3,505,000	NMEF Funding LLC Series 2025-B, 4.73%, 01/18/2033(1)	3,507,676
1,410,000	Palmer Square Loan Funding Ltd. Series 2024-3A, 5.11%, 08/08/2032, 3 mo. USD Term SOFR + 1.45%(1)(2)	1,408,016
1,265,000	Post Road Equipment Finance LLC Series 2025-1A, 5.04%, 05/15/2031(1)	1,275,607
	Progress Residential Trust
5,944,754	Series 2025-SFR1, 3.40%, 02/17/2042(1)	5,643,811
5,060,000	Series 2026-SFR1, 4.00%, 02/17/2043(1)	4,778,603
2,984,945	Series 2023-SFR1, 4.30%, 03/17/2040(1)	2,956,740
4,845,859	Series 2022-SFR4, 4.44%, 05/17/2041(1)	4,777,896
1,347,416	Series 2022-SFR5, 4.45%, 06/17/2039(1)	1,341,185
2,250,397	Series 2022-SFR7, 4.75%, 10/27/2039(1)	2,245,733
6,185,000	Retained Vantage Data Centers Issuer LLC Series 2023-1A, 5.00%, 09/15/2048(1)	6,160,742
7,555,000	RR 23 Ltd. Series 2022-23A, 5.32%, 07/15/2037, 3 mo. USD Term SOFR + 1.65%(1)(2)	7,569,022
3,660,000	RR 26 Ltd. Series 2023-26A, 5.17%, 04/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	3,659,817
970,000	Sabey Data Center Issuer LLC Series 2024-1, 6.00%, 04/20/2049(1)	975,117
3,355,000	SCF Equipment Leasing LLC Series 2025-1A, 5.11%, 11/21/2033(1)	3,397,594
	Stack Infrastructure Issuer LLC
3,545,000	Series 2023-2A, 5.90%, 07/25/2048(1)	3,551,652
1,870,000	Series 2024-1A, 5.90%, 03/25/2049(1)	1,882,827
2,547,931	Stream Innovations Issuer Trust Series 2025-1A, 5.05%, 09/15/2045(1)	2,549,921
2,415,000	Symphony CLO 52 Ltd. Series 2025-52A, 5.52%, 01/20/2036, 3 mo. USD Term SOFR + 1.85%(1)(2)	2,415,101
3,571,388	Taco Bell Funding LLC Series 2021-1A, 2.54%, 08/25/2051(1)	3,102,448
4,445,000	Texas Debt Capital CLO Ltd. Series 2023-1A, 5.33%, 07/20/2038, 3 mo. USD Term SOFR + 1.65%(1)(2)	4,456,499
	Tricon Residential Trust
4,401,916	Series 2024-SFR4, 4.30%, 11/17/2041(1)	4,324,069
4,332,676	Series 2025-SFR1, 4.75%, 03/17/2042, 1 mo. USD Term SOFR + 1.10%(1)(2)	4,324,553
6,005,359	Series 2026-SFR1, 4.76%, 02/17/2043, 1 mo. USD Term SOFR + 1.10%(1)(2)	6,006,386
5,135,698	Series 2022-SFR2, 4.85%, 07/17/2040(1)	5,124,055
1,629,863	Series 2026-SFR1, 5.01%, 02/17/2043, 1 mo. USD Term SOFR + 1.35%(1)(2)	1,628,383
5,500,000	Vantage Data Centers Issuer LLC Series 2024-1A, 5.10%, 09/15/2054(1)	5,404,698
3,965,000	VB-S1 Issuer LLC Series 2024-1A, 5.59%, 05/15/2054(1)	3,993,116
1,130,422	VFI ABS LLC Series 2025-1A, 4.78%, 06/24/2030(1)	1,132,758
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Other Asset-Backed Securities - 5.0% - (continued)
	Wendy's Funding LLC
$ 7,036,993	Series 2021-1A, 2.37%, 06/15/2051(1)	$6,508,437
9,369,657	Series 2021-1A, 2.78%, 06/15/2051(1)	8,274,655
1,251,971	Series 2018-1A, 3.88%, 03/15/2048(1)	1,225,360
1,645,453	Series 2022-1A, 4.54%, 03/15/2052(1)	1,557,697
	Wingstop Funding LLC
11,455,550	Series 2020-1A, 2.84%, 12/05/2050(1)	11,105,368
2,135,000	Series 2024-1A, 5.86%, 12/05/2054(1)	2,166,071
5,780,000	Zayo Issuer LLC Series 2025-1A, 5.65%, 03/20/2055(1)	5,829,523
		217,190,480
	Whole Loan Collateral CMO - 8.3%
544,591	A&D Mortgage Trust Series 2026-NQM1, 5.11%, 02/25/2071(1)(3)	539,313
	Angel Oak Mortgage Trust
1,161,004	Series 2021-1, 0.91%, 01/25/2066(1)(2)	1,027,682
2,734,601	Series 2021-5, 0.95%, 07/25/2066(1)(2)	2,356,512
499,482	Series 2020-R1, 0.99%, 04/25/2053(1)(2)	482,762
1,166,634	Series 2021-2, 0.99%, 04/25/2066(1)(2)	1,019,854
2,041,056	Series 2021-4, 1.04%, 01/20/2065(1)(2)	1,731,134
2,243,498	Series 2021-3, 1.07%, 05/25/2066(1)(2)	1,948,452
4,577,835	Series 2021-6, 1.46%, 09/25/2066(1)(2)	3,866,218
177,627	Series 2020-4, 1.47%, 06/25/2065(1)(2)	172,966
2,051,178	Series 2021-8, 1.82%, 11/25/2066(1)(2)	1,845,544
727,449	Series 2020-2, 2.53%, 01/26/2065(1)(2)	693,394
10,120,392	Series 2022-3, 5.00%, 01/25/2067(1)	9,812,036
	BINOM Mortgage Loan Trust
3,736,000	Series 2026-NQM1, 5.06%, 02/25/2066(1)(2)	3,732,829
720,000	Series 2026-NQM1, 5.31%, 02/25/2066(1)(3)	719,379
600,000	Series 2026-NQM1, 5.47%, 02/25/2066(1)(3)	599,474
1,218,843	BINOM Securitization Trust Series 2021-INV1, 2.03%, 06/25/2056(1)(2)	1,120,304
	BRAVO Residential Funding Trust
513,098	Series 2021-NQM1, 0.94%, 02/25/2049(1)(2)	482,033
550,214	Series 2026-NQM1, 5.10%, 12/25/2065(1)(3)	546,121
	COLT Mortgage Loan Trust
519,663	Series 2021-2R, 0.80%, 07/27/2054(1)	470,699
1,821,880	Series 2021-1, 0.91%, 06/25/2066(1)(2)	1,587,087
2,788,926	Series 2021-4, 1.40%, 10/25/2066(1)(2)	2,390,430
4,708,640	Series 2022-1, 2.28%, 12/27/2066(1)(2)	4,327,609
2,511,756	Series 2026-1, 4.76%, 02/25/2071(1)(2)	2,493,996
963,791	Series 2026-1, 4.96%, 02/25/2071(1)(3)	954,656
1,086,723	Series 2026-1, 5.11%, 02/25/2071(1)(3)	1,076,243
	CSMC Trust
1,358,796	Series 2021-AFC1, 0.83%, 03/25/2056(1)(2)	1,128,355
1,908,470	Series 2021-NQM5, 0.94%, 05/25/2066(1)(2)	1,576,519
2,373,101	Series 2021-NQM8, 2.84%, 10/25/2066(1)(2)	2,174,354
830,450	Series 2017-FHA1, 3.25%, 04/25/2047(1)(2)	782,277
6,038,402	Series 2022-NQM1, 3.27%, 11/25/2066(1)(2)	5,471,411
1,291,818	Series 2021-RPL4, 4.15%, 12/27/2060(1)(2)	1,280,921
780,221	Deephaven Residential Mortgage Trust Series 2021-2, 0.90%, 04/25/2066(1)(2)	696,124
	Ellington Financial Mortgage Trust
842,190	Series 2021-2, 0.93%, 06/25/2066(1)(2)	712,723
The accompanying notes are an integral part of these financial statements.

139

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Whole Loan Collateral CMO - 8.3% - (continued)
$ 2,665,291	Series 2022-1, 2.21%, 01/25/2067(1)(2)	$2,362,032
2,919,200	Series 2025-INV5, 5.38%, 12/25/2070(1)(3)	2,911,297
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
1,832,446	Series 2020-1, 2.50%, 08/25/2059	1,540,785
1,635,014	Series 2018-2, 3.50%, 11/25/2057	1,561,174
3,237,994	Series 2018-4, 3.50%, 03/25/2058	2,910,363
4,435,314	Series 2019-1, 3.50%, 07/25/2058	4,193,277
906,791	Series 2019-2, 3.50%, 08/25/2058	853,085
3,331,774	Series 2019-3, 3.50%, 10/25/2058	3,049,513
	Federal National Mortgage Association Connecticut Avenue Securities Trust
3,680,000	Series 2026-R03, 5.19%, 04/25/2046, 30 day USD SOFR Average + 1.55%(1)(2)	3,686,900
3,000,000	Series 2021-R02, 6.95%, 11/25/2041, 30 day USD SOFR Average + 3.30%(1)(2)	3,032,820
5,125,000	Series 2022-R02, 8.15%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	5,241,901
3,120,000	Series 2022-R04, 8.90%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	3,229,200
3,455,000	Series 2022-R03, 9.90%, 03/25/2042, 30 day USD SOFR Average + 6.25%(1)(2)	3,607,227
	GCAT Trust
3,523,722	Series 2021-NQM1, 0.87%, 01/25/2066(1)(2)	3,128,406
3,270,802	Series 2021-NQM4, 1.09%, 08/25/2066(1)(2)	2,765,856
3,978,252	Series 2021-NQM6, 1.86%, 08/25/2066(1)(2)	3,648,593
1,340,285	Series 2021-NQM7, 1.92%, 08/25/2066(1)(2)	1,247,608
	GS Mortgage-Backed Securities Trust
2,993,765	Series 2026-NQM1, 4.87%, 03/25/2066(1)(2)	2,976,450
912,837	Series 2026-NQM1, 5.23%, 03/25/2066(1)(3)	909,139
5,813,767	Imperial Fund Mortgage Trust Series 2022-NQM2, 4.64%, 03/25/2067(1)(3)	5,542,629
1,590,000	JP Morgan Mortgage Trust Series 2026-LTV1, 5.42%, 09/25/2056(1)(2)	1,587,901
	Legacy Mortgage Asset Trust
855,633	Series 2021-GS4, 5.65%, 11/25/2060(1)(3)	845,911
1,215,336	Series 2021-GS2, 5.75%, 04/25/2061(1)(3)	1,203,474
1,715,300	Series 2021-GS3, 5.75%, 07/25/2061(1)(3)	1,715,662
970,883	MetLife Securitization Trust Series 2018-1A, 3.75%, 03/25/2057(1)(2)	940,974
	MFA Trust
113,782	Series 2020-NQM3, 1.01%, 01/26/2065(1)(2)	109,430
1,143,210	Series 2021-NQM2, 1.03%, 11/25/2064(1)(2)	1,029,850
2,256,446	Series 2022-NQM1, 5.11%, 12/25/2066(1)(2)	2,226,245
6,084	Mill City Mortgage Loan Trust Series 2018-1, 3.25%, 05/25/2062(1)(2)	6,063
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Whole Loan Collateral CMO - 8.3% - (continued)
	Morgan Stanley Residential Mortgage Loan Trust
$ 8,694,379	Series 2025-SPL1, 4.25%, 02/25/2065(1)(2)	$8,465,274
5,188,260	Series 2026-DSC1, 4.77%, 01/25/2071(1)(2)	5,144,446
771,205	Series 2026-NQM1, 5.03%, 12/25/2070(1)(3)	764,529
5,690,000	Series 2026-NQM4, 5.08%, 03/25/2071(1)(2)	5,671,535
2,378,306	Series 2026-DSC1, 5.17%, 01/25/2071(1)(3)	2,358,230
2,067,000	Series 2026-NQM4, 5.40%, 03/25/2071(1)(3)	2,060,357
3,240,000	Series 2026-NQM4, 5.55%, 03/25/2071(1)(3)	3,229,618
	New Residential Mortgage Loan Trust
901,225	Series 2021-NQ1R, 0.94%, 07/25/2055(1)(2)	826,766
177,555	Series 2019-NQM4, 2.49%, 09/25/2059(1)(2)	171,090
876,885	Series 2018-RPL1, 3.50%, 12/25/2057(1)(2)	851,890
761,843	Series 2019-5A, 3.50%, 08/25/2059(1)(2)	718,625
665,215	Series 2016-2A, 3.75%, 11/26/2035(1)(2)	644,558
289,169	Series 2014-1A, 3.75%, 01/25/2054(1)(2)	281,050
15,099	Series 2014-2A, 3.75%, 05/25/2054(1)(2)	14,419
779,854	Series 2016-4A, 3.75%, 11/25/2056(1)(2)	740,851
1,636,499	Series 2019-3A, 3.75%, 11/25/2058(1)(2)	1,577,262
1,386,102	Series 2017-2A, 4.00%, 03/25/2057(1)(2)	1,342,800
1,160,936	Series 2017-6A, 4.00%, 08/27/2057(1)(2)	1,126,102
165,820	Series 2018-1A, 4.00%, 12/25/2057(1)(2)	161,624
808,364	Series 2018-4A, 4.52%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	797,907
4,020,907	Series 2025-NQM7, 5.01%, 10/26/2065(1)(2)	4,004,872
772,006	Series 2026-NQM1, 5.18%, 11/25/2065(1)(3)	763,778
633,355	Series 2017-5A, 5.27%, 06/25/2057, 1 mo. USD Term SOFR + 1.61%(1)(2)	643,061
4,780,588	Series 2025-NQM7, 5.37%, 10/26/2065(1)(3)	4,748,694
3,156,583	NMLT Trust Series 2021-INV1, 1.19%, 05/25/2056(1)(2)	2,774,337
	OBX Trust
2,069,638	Series 2021-NQM1, 1.07%, 02/25/2066(1)(2)	1,844,153
100,240	Series 2018-1, 4.42%, 06/25/2057, 1 mo. USD Term SOFR + 0.76%(1)(2)	99,448
2,595,065	Series 2022-NQM6, 4.70%, 07/25/2062(1)(3)	2,576,657
2,863,624	Series 2026-NQM2, 4.82%, 12/01/2065(1)(2)	2,847,982
5,037,042	Series 2026-NQM2, 5.04%, 12/01/2065(1)(3)	4,997,354
3,416,769	Series 2026-NQM2, 5.14%, 12/01/2065(1)(3)	3,385,281
1,660,000	Series 2026-NQM6, 5.32%, 04/26/2066(1)(3)	1,655,552
3,137,000	Series 2026-NQM6, 5.42%, 04/26/2066(1)(3)	3,128,565
3,745,981	OLIT Trust Series 2025-HB2, 3.00%, 11/25/2038(1)(2)	3,534,335
The accompanying notes are an integral part of these financial statements.

140

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Whole Loan Collateral CMO - 8.3% - (continued)
	Pretium Mortgage Credit Partners LLC
$ 9,750,292	Series 2025-RPL6, 3.85%, 09/25/2069(1)(3)	$9,575,979
9,653,681	Series 2025-RPL1, 4.00%, 07/25/2069(1)(3)	9,407,232
9,089,337	Series 2025-RPL5, 4.15%, 01/25/2070(1)(3)	8,827,051
12,729,541	Series 2025-NPL11, 5.19%, 10/25/2055(1)(3)	12,739,578
4,895,162	Series 2025-NPL14, 5.27%, 12/25/2055(1)(3)	4,863,082
8,227,766	Series 2025-NPL9, 5.39%, 08/25/2055(1)(3)	8,191,770
6,390,715	Series 2025-NPL7, 5.66%, 07/25/2055(1)(3)	6,356,653
6,092,477	Series 2025-NPL8, 5.73%, 08/25/2055(1)(3)	6,109,252
9,930,245	Series 2025-NPL6, 5.74%, 06/25/2055(1)(3)	9,942,856
1,345,000	Series 2026-NPL3, 6.22%, 02/25/2056(1)(3)	1,330,566
1,075,000	Series 2026-NPL1, 6.54%, 01/25/2056(1)(3)	1,069,737
1,647,000	Series 2026-NPL2, 6.54%, 02/25/2056(1)(3)	1,641,326
3,745,000	Series 2025-NPL14, 6.78%, 12/25/2055(1)(3)	3,698,874
955,000	Series 2026-NPL5, 7.05%, 04/25/2056(1)(3)	954,990
	PRPM LLC
3,797,313	Series 2025-7, 5.50%, 08/25/2030(1)(3)	3,795,553
1,077,084	Series 2024-6, 5.70%, 11/25/2029(1)(3)	1,069,925
2,063,823	Series 2025-5, 5.73%, 07/25/2030(1)(3)	2,053,956
5,419,273	Series 2025-6, 5.77%, 08/25/2028(1)(3)	5,384,627
4,325,938	Series 2024-7, 5.87%, 11/25/2029(1)(3)	4,287,952
9,605,864	Series 2025-2, 6.47%, 05/25/2030(1)(3)	9,503,773
	PRPM Trust
1,291,143	Series 2026-RCF1, 4.85%, 01/25/2056(1)(3)	1,284,117
885,000	Series 2026-RCF1, 5.21%, 01/25/2056(1)(3)	883,306
1,006,543	Series 2025-3, 6.26%, 05/25/2030(1)(3)	1,005,360
505,096	RCO VIII Mortgage LLC Series 2025-3, 6.43%, 05/25/2030(1)(3)	504,750
321,290	Residential Mortgage Loan Trust Series 2021-1R, 0.86%, 01/25/2065(1)(2)	312,797
	SG Residential Mortgage Trust
10,171,076	Series 2021-2, 1.74%, 12/25/2061(1)(2)	8,709,838
2,171,753	Series 2022-1, 3.17%, 03/27/2062(1)(2)	2,052,611
	Starwood Mortgage Residential Trust
306,644	Series 2021-2, 0.94%, 05/25/2065(1)(2)	293,912
3,392,481	Series 2021-6, 1.92%, 11/25/2066(1)(2)	2,997,694
6,542,814	Towd Point Mortgage Trust Series 2021-R1, 2.92%, 11/30/2060(1)(2)	5,785,653
	Verus Securitization Trust
665,029	Series 2021-R2, 0.92%, 02/25/2064(1)(2)	635,380
1,467,416	Series 2021-4, 0.94%, 07/25/2066(1)(2)	1,244,699
1,677,597	Series 2021-5, 1.01%, 09/25/2066(1)(2)	1,447,453
770,418	Series 2021-2, 1.03%, 02/25/2066(1)(2)	705,429
7,196,386	Series 2021-3, 1.05%, 06/25/2066(1)(2)	6,359,939
2,288,767	Series 2021-8, 2.82%, 11/25/2066(1)(2)	2,096,834
3,466,642	Series 2022-1, 3.72%, 01/25/2067(1)(3)	3,273,069
7,017,475	Series 2022-3, 5.13%, 02/25/2067(1)(3)	6,698,435
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Whole Loan Collateral CMO - 8.3% - (continued)
$ 89,407	VOLT XCV LLC Series 2021-NPL4, 6.24%, 03/27/2051(1)(3)	$89,040
4,809	Wells Fargo Mortgage-Backed Securities Trust Series 2019-1, 3.92%, 11/25/2048(1)(2)	4,545
		359,025,771
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $911,811,583)	$899,697,184
CONVERTIBLE BONDS - 0.0%
	Commercial Banks - 0.0%
EUR 1,500,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.53%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	$1,183,235
	Electrical Components & Equipment - 0.0%
200,000	Schneider Electric SE 1.25%, 09/23/2033(5)	251,681
	Lodging - 0.0%
500,000	Accor SA 0.70%, 12/07/2027(5)	311,086
	Total Convertible Bonds (cost $1,733,388)	$1,746,002
CORPORATE BONDS - 18.5%
	Advertising - 0.1%
$ 2,075,000	Outfront Media Capital LLC/Outfront Media Capital Corp. 7.38%, 02/15/2031(1)	$2,170,201
	Aerospace & Defense - 0.2%
	Boeing Co.
1,100,000	2.95%, 02/01/2030	1,039,561
705,000	3.20%, 03/01/2029	680,468
2,330,000	5.15%, 05/01/2030	2,367,682
3,291,000	5.71%, 05/01/2040	3,322,876
1,100,000	6.39%, 05/01/2031	1,174,801
90,000	Hexcel Corp. 4.90%, 05/15/2031	90,048
		8,675,436
	Agriculture - 0.4%
1,220,000	BAT Capital Corp. 5.83%, 02/20/2031	1,276,354
EUR 427,000	BAT International Finance PLC 4.13%, 04/12/2032(5)	507,486
515,000	Imperial Brands Finance Netherlands BV 5.25%, 02/15/2031(5)	642,453
	Philip Morris International, Inc.
575,000	3.25%, 06/06/2032	660,025
$ 1,210,000	4.38%, 11/01/2027	1,212,763
1,900,000	4.75%, 11/01/2031	1,911,323
2,930,000	5.13%, 02/15/2030	2,992,393
4,050,000	5.13%, 02/13/2031	4,142,026
1,100,000	5.38%, 02/15/2033	1,131,347
635,000	5.63%, 09/07/2033	663,217
300,000	Turning Point Brands, Inc. 7.63%, 03/15/2032(1)	309,077
		15,448,464
	Airlines - 0.0%
700,000	American Airlines Pass-Through Trust 5.25%, 05/10/2040	699,125
1,150,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)(6)	1,071,074
		1,770,199
The accompanying notes are an integral part of these financial statements.

141

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Auto Manufacturers - 0.0%
$ 650,000	Hyundai Capital America 4.75%, 04/06/2029(1)	$650,999
EUR 600,000	Volkswagen Financial Services AG 3.63%, 05/19/2029(5)	704,888
		1,355,887
	Auto Parts & Equipment - 0.1%
$ 1,800,000	American Axle & Manufacturing, Inc. 6.38%, 10/15/2032(1)	1,796,783
EUR 2,185,000	Clarios Global LP/Clarios U.S. Finance Co. 4.75%, 06/15/2031(5)	2,562,553
		4,359,336
	Beverages - 0.3%
	Bacardi Ltd./Bacardi-Martini BV
$ 334,000	5.25%, 01/15/2029(1)	337,386
1,377,000	5.40%, 06/15/2033(1)	1,364,717
	Keurig Dr. Pepper, Inc.
4,059,000	2.25%, 03/15/2031	3,599,203
275,000	3.20%, 05/01/2030	258,758
1,530,000	3.95%, 04/15/2029	1,502,651
2,155,000	4.05%, 04/15/2032	2,045,608
251,000	4.60%, 05/15/2030	249,257
240,000	5.15%, 05/15/2035	234,936
1,488,000	5.20%, 03/15/2031	1,506,365
1,255,000	5.30%, 03/15/2034	1,251,061
EUR 578,000	Maple Parent Holdings Corp. 3.50%, 03/26/2028(1)	678,326
		13,028,268
	Chemicals - 0.2%
	Celanese U.S. Holdings LLC
$ 1,150,000	6.50%, 04/15/2030(6)	1,176,362
170,000	7.00%, 02/15/2031	176,885
560,000	7.38%, 02/15/2034(6)	586,311
EUR 1,900,000	Itelyum Regeneration SpA 5.75%, 04/15/2030(5)	2,247,052
$ 415,000	OCP SA 6.74%, 04/22/2031, (6.74% fixed rate until 04/22/2031; 5 yr. USD CMT + 2.75% thereafter)(1)(2)(6)(7)	413,201
	Olympus Water U.S. Holding Corp.
EUR 300,000	3.88%, 10/01/2028(5)	345,574
$ 2,295,000	6.25%, 10/01/2029(1)(6)	2,243,211
1,300,000	Tronox, Inc. 4.63%, 03/15/2029(1)(6)	1,087,925
		8,276,521
	Commercial Banks - 2.8%
EUR 279,000	AIB Group PLC 6.00%, 07/14/2031, (6.00% fixed rate until 07/14/2031; 5 yr. EURIBOR ICE Swap + 3.71% thereafter)(2)(5)(7)	332,913
300,000	AL Sydbank 3.63%, 03/05/2030, (3.63% fixed rate until 03/05/2029; 3 mo. EURIBOR + 1.45% thereafter)(2)	352,500
300,000	Banco de Credito Social Cooperativo SA 4.25%, 10/13/2037, (4.25% fixed rate until 07/13/2032; 1 yr. EURIBOR ICE Swap + 1.75% thereafter)(2)(5)	345,788
	Banco Santander SA
700,000	4.88%, 10/18/2031(5)	871,616
$ 1,400,000	5.44%, 04/15/2036	1,389,907
	Bank of America Corp.
135,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(2)	120,430
1,765,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(2)	1,564,847
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Commercial Banks - 2.8% - (continued)
$ 1,610,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(2)	$1,423,939
555,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(2)	503,607
700,000	2.97%, 02/04/2033, (2.97% fixed rate until 02/04/2032; 6 mo. USD SOFR + 1.33% thereafter)(2)	634,252
815,000	4.38%, 04/27/2028, (4.38% fixed rate until 04/27/2027; 6 mo. USD SOFR + 1.58% thereafter)(2)	814,743
370,000	5.47%, 01/23/2035, (5.47% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.65% thereafter)(2)	378,016
EUR 600,000	BAWAG Group AG 4.13%, 05/07/2035, (4.13% fixed rate until 02/07/2030; 5 yr. EURIBOR ICE Swap + 1.90% thereafter)(2)(5)	697,496
$ 675,000	BPCE SA 4.76%, 01/13/2032, (4.76% fixed rate until 01/13/2031; 6 mo. USD SOFR + 1.27% thereafter)(1)(2)	667,536
	CaixaBank SA
EUR 300,000	4.00%, 03/05/2037, (4.00% fixed rate until 09/05/2031; 5 yr. EURIBOR ICE Swap + 1.75% thereafter)(2)(5)	349,556
300,000	4.25%, 09/06/2030(5)	364,803
$ 2,015,000	4.82%, 04/22/2032, (4.82% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.21% thereafter)(1)(2)	2,001,935
1,610,000	5.40%, 04/22/2037, (5.40% fixed rate until 04/22/2036; 6 mo. USD SOFR + 1.53% thereafter)(1)(2)	1,590,527
	Citigroup, Inc.
3,470,000	4.50%, 09/11/2031, (4.50% fixed rate until 09/11/2030; 6 mo. USD SOFR + 1.17% thereafter)(2)	3,431,159
1,935,000	4.95%, 05/07/2031, (4.95% fixed rate until 05/07/2030; 6 mo. USD SOFR + 1.46% thereafter)(2)	1,948,401
325,000	7.20%, 05/15/2029, (7.20% fixed rate until 05/15/2029; 5 yr. USD CMT + 2.91% thereafter)(2)(7)	331,565
EUR 900,000	CrediaBank SA 9.38%, 01/31/2031, (9.38% fixed rate until 01/31/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(2)(5)(7)	1,117,689
300,000	Credit Agricole SA 3.13%, 07/03/2031, (3.13% fixed rate until 07/03/2030; 3 mo. EURIBOR + 0.82% thereafter)(2)(5)	345,797
	Deutsche Bank AG
$ 365,000	5.06%, 04/14/2032, (5.06% fixed rate until 04/14/2031; 6 mo. USD SOFR + 1.41% thereafter)(2)	364,593
EUR 200,000	10.00%, 12/01/2027, (10.00% fixed rate until 12/01/2027; 5 yr. EURIBOR ICE Swap + 6.94% thereafter)(2)(5)(7)	253,215
200,000	Erste Group Bank AG 6.38%, 04/15/2032, (6.38% fixed rate until 04/15/2032; 5 yr. EURIBOR ICE Swap + 4.01% thereafter)(2)(5)(7)	243,544
275,000	Eurobank SA 6.63%, 06/04/2031, (6.63% fixed rate until 06/04/2031; 5 yr. EURIBOR ICE Swap + 4.45% thereafter)(2)(5)(7)	333,217
The accompanying notes are an integral part of these financial statements.

142

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Commercial Banks - 2.8% - (continued)
	Goldman Sachs Group, Inc.
$ 1,250,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(2)	$1,125,004
EUR 588,000	3.51%, 08/17/2033, (3.51% fixed rate until 08/17/2032; 3 mo. EURIBOR + 0.95% thereafter)(2)(5)	677,201
$ 830,000	4.48%, 08/23/2028, (4.48% fixed rate until 08/23/2027; 6 mo. USD SOFR + 1.73% thereafter)(2)	830,307
3,515,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(2)	3,514,928
915,000	5.02%, 10/23/2035, (5.02% fixed rate until 10/23/2034; 6 mo. USD SOFR + 1.42% thereafter)(2)	900,246
1,220,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(2)	1,234,032
900,000	5.07%, 01/21/2037, (5.07% fixed rate until 01/21/2036; 6 mo. USD SOFR + 1.19% thereafter)(2)	879,873
10,648,000	5.09%, 04/20/2034, (5.09% fixed rate until 04/20/2033; 6 mo. USD SOFR + 1.34% thereafter)(2)	10,622,901
440,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(2)	447,056
1,365,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(2)	1,387,213
	HSBC Holdings PLC
785,000	2.85%, 06/04/2031, (2.85% fixed rate until 06/04/2030; 6 mo. USD SOFR + 2.39% thereafter)(2)	727,088
EUR 281,000	3.91%, 05/13/2034, (3.91% fixed rate until 05/13/2033; 3 mo. EURIBOR + 1.54% thereafter)(2)(5)	329,789
$ 1,980,000	4.62%, 11/06/2031, (4.62% fixed rate until 11/06/2030; 6 mo. USD SOFR + 1.19% thereafter)(2)	1,961,500
3,790,000	4.68%, 03/10/2032, (4.68% fixed rate until 03/10/2031; 6 mo. USD SOFR + 1.21% thereafter)(2)	3,746,534
3,410,000	5.24%, 05/13/2031, (5.24% fixed rate until 05/13/2030; 6 mo. USD SOFR + 1.57% thereafter)(2)	3,461,292
	Intesa Sanpaolo SpA
EUR 265,000	7.00%, 05/20/2032, (7.00% fixed rate until 05/20/2032; 5 yr. EURIBOR ICE Swap + 4.35% thereafter)(2)(5)(7)	333,566
$ 424,000	8.25%, 11/21/2033, (8.25% fixed rate until 11/21/2032; 1 yr. USD CMT + 4.40% thereafter)(1)(2)	492,207
	JP Morgan Chase & Co.
1,705,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(2)	1,517,270
EUR 587,000	3.14%, 02/18/2032, (3.14% fixed rate until 02/18/2031; 3 mo. EURIBOR + 0.76% thereafter)(2)(5)	676,714
$ 835,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(2)	815,316
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Commercial Banks - 2.8% - (continued)
$ 2,250,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(2)	$2,231,918
4,215,000	4.26%, 10/22/2031, (4.26% fixed rate until 10/22/2030; 6 mo. USD SOFR + 0.93% thereafter)(2)	4,146,708
2,250,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(2)	2,252,589
1,625,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(2)	1,606,740
2,965,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(2)	3,001,550
4,135,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(2)	4,212,706
2,545,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(2)	2,587,407
2,755,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(2)	2,792,482
1,345,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(2)	1,382,737
820,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(2)	850,182
GBP 1,615,000	Metro Bank Holdings PLC 12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(2)(5)	2,458,436
	Morgan Stanley
$ 675,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(2)	587,527
1,065,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(2)	926,188
2,900,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(2)	2,697,869
EUR 436,000	3.38%, 01/23/2032, (3.38% fixed rate until 01/23/2031; 3 mo. EURIBOR + 0.91% thereafter)(2)	505,856
$ 5,140,000	4.24%, 01/09/2030, (4.24% fixed rate until 01/09/2029; 6 mo. USD SOFR + 0.80% thereafter)(2)	5,087,580
1,865,000	4.71%, 03/12/2032, (4.71% fixed rate until 03/12/2031; 6 mo. USD SOFR + 1.20% thereafter)(2)	1,850,610
2,705,000	4.81%, 04/16/2032, (4.81% fixed rate until 04/16/2031; 6 mo. USD SOFR + 1.18% thereafter)(2)	2,698,380
1,010,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(2)	1,026,743
845,000	5.30%, 04/10/2037, (5.30% fixed rate until 04/10/2036; 6 mo. USD SOFR + 1.41% thereafter)(2)	839,930
145,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(2)	147,665
The accompanying notes are an integral part of these financial statements.

143

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Commercial Banks - 2.8% - (continued)
$ 955,000	5.47%, 01/18/2035, (5.47% fixed rate until 01/18/2034; 6 mo. USD SOFR + 1.73% thereafter)(2)	$973,106
3,935,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(2)	4,042,131
1,840,000	5.83%, 04/19/2035, (5.83% fixed rate until 04/19/2034; 6 mo. USD SOFR + 1.58% thereafter)(2)	1,914,422
295,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(2)	307,433
5,530,000	Morgan Stanley Private Bank NA 4.21%, 02/08/2030, (4.21% fixed rate until 02/08/2029; 6 mo. USD SOFR + 0.76% thereafter)(2)	5,469,333
EUR 850,000	Nykredit Realkredit AS 3.50%, 07/10/2031(5)	989,543
530,000	Piraeus Bank SA 5.00%, 04/16/2030, (5.00% fixed rate until 04/16/2029; 1 yr. EURIBOR ICE Swap + 2.25% thereafter)(2)(5)(6)	644,300
300,000	Societe Generale SA 7.88%, 01/18/2029, (7.88% fixed rate until 01/18/2029; 5 yr. EUR Swap + 5.23% thereafter)(2)(5)(7)	377,256
440,000	UniCredit SpA 3.20%, 09/22/2031, (3.20% fixed rate until 09/22/2030; 3 mo. EURIBOR + 0.90% thereafter)(2)(5)	506,176
	Wells Fargo & Co.
$ 4,177,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(2)	3,845,491
629,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(2)	654,743
		122,069,365
	Commercial Services - 0.2%
2,150,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	2,255,075
EUR 1,200,000	BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(5)	1,331,601
$ 4,300,000	Element Fleet Management Corp. 4.64%, 11/24/2030(1)	4,267,754
		7,854,430
	Construction Materials - 0.1%
	CP Atlas Buyer, Inc.
1,450,000	9.75%, 07/15/2030(1)(6)	1,348,038
564,670	12.75%, 01/15/2031(1)(8)	417,901
1,475,000	JH North America Holdings, Inc. 6.13%, 07/31/2032(1)	1,478,133
		3,244,072
	Diversified Financial Services - 0.4%
425,000	Citadel Securities Global Holdings LLC 5.13%, 01/27/2032(1)	419,913
2,300,000	CrossCountry Intermediate HoldCo LLC 6.50%, 10/01/2030(1)	2,259,648
1,060,000	Equitable America Global Funding 4.70%, 09/15/2032(1)	1,036,194
	Freedom Mortgage Holdings LLC
1,100,000	7.88%, 04/01/2033(1)	1,072,403
1,050,000	9.25%, 02/01/2029(1)	1,087,831
1,250,000	goeasy Ltd. 6.88%, 02/15/2031(1)(6)	1,038,379
	Synchrony Financial
1,815,000	2.88%, 10/28/2031	1,594,883
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Diversified Financial Services - 0.4% - (continued)
$ 2,814,000	4.95%, 02/25/2032, (4.95% fixed rate until 02/25/2031; 6 mo. USD SOFR + 1.53% thereafter)(2)	$2,749,222
1,990,000	5.45%, 03/06/2031, (5.45% fixed rate until 03/06/2030; 6 mo. USD SOFR + 1.68% thereafter)(2)	1,995,410
2,425,000	6.00%, 07/29/2036, (6.00% fixed rate until 07/29/2035; 6 mo. USD SOFR + 2.07% thereafter)(2)	2,412,697
		15,666,580
	Electric - 2.9%
1,300,000	AES Andes SA 6.25%, 03/14/2032(1)	1,346,160
2,115,000	Alabama Power Co. 3.45%, 10/01/2049	1,475,118
1,155,000	Arizona Public Service Co. 5.70%, 08/15/2034	1,194,185
	Clearway Energy Operating LLC
1,225,000	3.75%, 02/15/2031(1)	1,146,325
1,150,000	4.75%, 03/15/2028(1)	1,142,690
220,000	5.75%, 01/15/2034(1)	220,055
750,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	702,648
	Consolidated Edison Co. of New York, Inc.
2,045,000	3.20%, 12/01/2051	1,332,633
945,000	5.50%, 03/15/2055	895,667
1,255,000	5.75%, 11/15/2055	1,228,663
	Dominion Energy, Inc.
4,010,000	6.00%, 02/15/2056, (6.00% fixed rate until 11/15/2030; 5 yr. USD CMT + 2.26% thereafter)(2)	4,012,101
661,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(2)	684,876
1,575,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,359,772
	Duke Energy Corp.
1,775,000	2.55%, 06/15/2031	1,603,307
815,000	3.30%, 06/15/2041	614,623
EUR 277,000	3.75%, 04/01/2031	326,373
$ 1,095,000	3.75%, 09/01/2046	806,598
365,000	4.50%, 08/15/2032	359,831
5,960,000	4.95%, 09/15/2035	5,831,178
1,300,000	5.45%, 06/15/2034	1,328,192
	Duke Energy Florida LLC
2,250,000	1.75%, 06/15/2030	2,019,260
225,000	4.85%, 12/01/2035(6)	220,933
	Duke Energy Indiana LLC
525,000	2.75%, 04/01/2050	317,617
1,215,000	3.25%, 10/01/2049	817,948
	Duke Energy Progress LLC
1,035,000	4.38%, 03/30/2044	869,817
310,000	5.55%, 03/15/2055	296,922
	Edison International
2,455,000	4.80%, 03/15/2031	2,396,403
205,000	5.00%, 05/05/2028	205,072
702,000	5.25%, 03/15/2032	692,669
2,960,000	6.25%, 03/15/2030	3,059,699
	Eversource Energy
2,900,000	4.45%, 12/15/2030	2,857,546
2,775,000	5.13%, 05/15/2033	2,778,688
	Georgia Power Co.
410,000	4.30%, 03/15/2042	354,128
905,000	4.55%, 03/15/2030	907,565
465,000	4.70%, 05/15/2032	466,475
2,325,000	4.85%, 03/15/2031	2,354,581
EUR 600,000	Iberdrola Finanzas SA 3.50%, 05/16/2035(5)	689,618
The accompanying notes are an integral part of these financial statements.

144

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Electric - 2.9% - (continued)
$ 700,000	Jersey Central Power & Light Co. 5.10%, 01/15/2035	$697,587
680,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	697,483
	Pacific Gas & Electric Co.
3,160,000	2.50%, 02/01/2031	2,842,602
1,067,000	3.30%, 08/01/2040	798,218
585,000	3.50%, 08/01/2050	386,434
462,699	4.50%, 07/01/2040	397,912
577,000	4.60%, 06/15/2043	475,323
860,000	4.75%, 02/15/2044	718,595
1,260,000	5.05%, 10/15/2032	1,256,203
4,890,000	5.80%, 05/15/2034	5,014,821
1,000,000	5.90%, 06/15/2032	1,038,886
2,129,000	6.15%, 01/15/2033	2,231,808
1,821,000	6.75%, 01/15/2053	1,901,389
236,000	6.95%, 03/15/2034	258,692
	PacifiCorp
1,073,000	3.30%, 03/15/2051	687,818
859,000	4.13%, 01/15/2049	647,790
260,000	5.10%, 04/15/2031	262,764
1,915,000	5.45%, 04/15/2033	1,950,983
755,000	5.80%, 04/15/2036	774,958
2,009,000	7.13%, 08/15/2056, (7.13% fixed rate until 05/17/2031; 5 yr. USD CMT + 3.29% thereafter)(2)	2,002,445
970,000	7.38%, 09/15/2055, (7.38% fixed rate until 06/17/2030; 5 yr. USD CMT + 3.32% thereafter)(2)	983,455
1,785,000	PG&E Corp. 6.85%, 09/15/2056, (6.85% fixed rate until 06/15/2031; 5 yr. USD CMT + 3.23% thereafter)(2)	1,784,642
	Pinnacle West Capital Corp.
2,818,000	4.90%, 05/15/2028	2,842,412
2,483,000	5.15%, 05/15/2030	2,525,229
3,645,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	3,619,831
	Public Service Enterprise Group, Inc.
680,000	5.45%, 04/01/2034	694,888
895,000	6.13%, 10/15/2033	949,983
3,175,000	Puget Energy, Inc. 5.73%, 03/15/2035	3,193,858
	Southern California Edison Co.
785,000	3.65%, 02/01/2050	536,925
246,000	3.90%, 03/15/2043	186,346
1,877,000	4.00%, 04/01/2047	1,385,789
2,730,000	4.13%, 03/01/2048	2,038,255
1,320,000	4.65%, 10/01/2043	1,101,112
2,175,000	5.15%, 06/01/2029	2,200,725
2,277,000	5.45%, 06/01/2052	2,011,514
1,682,000	5.70%, 03/01/2053	1,540,681
433,000	5.88%, 12/01/2053	407,412
880,000	Southern Co. 4.85%, 03/15/2035	856,284
1,070,000	Southern Power Co. 4.90%, 10/01/2035	1,036,172
	Southwestern Electric Power Co.
845,000	5.20%, 04/01/2036	833,638
1,285,000	5.90%, 04/01/2056	1,248,138
1,210,000	Trans-Allegheny Interstate Line Co. 5.00%, 01/15/2031(1)	1,227,516
	Virginia Electric & Power Co.
660,000	2.45%, 12/15/2050	369,800
210,000	4.20%, 05/15/2045	170,010
7,255,000	4.95%, 03/15/2036	7,072,808
1,155,000	5.15%, 03/15/2035	1,155,657
2,725,000	WEC Energy Group, Inc. 4.75%, 01/15/2028	2,740,196
	Xcel Energy, Inc.
2,090,000	4.75%, 03/21/2028	2,099,970
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Electric - 2.9% - (continued)
$ 1,500,000	5.60%, 04/15/2035	$1,527,650
2,175,000	XPLR Infrastructure Operating Partners LP 7.25%, 01/15/2029(1)(6)	2,261,854
		124,561,397
	Electronics - 0.1%
2,275,000	Ingram Micro, Inc. 4.75%, 05/15/2029(1)	2,235,556
EUR 850,000	Tyco Electronics Group SA 3.25%, 01/31/2033	971,254
		3,206,810
	Energy-Alternate Sources - 0.0%
	Pacific Gas & Electric Co.
$ 1,382,000	4.30%, 03/15/2045	1,081,514
950,000	6.70%, 04/01/2053	988,625
		2,070,139
	Entertainment - 0.2%
2,200,000	Cinemark USA, Inc. 7.00%, 08/01/2032(1)	2,273,634
2,150,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	2,096,275
1,250,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)(6)	1,189,698
2,000,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC 8.63%, 01/15/2032(1)	2,033,302
		7,592,909
	Environmental Control - 0.0%
EUR 553,000	Veralto Corp. 4.15%, 09/19/2031	661,291
	Food - 0.6%
600,000	Barry Callebaut Services NV 3.75%, 02/19/2028(5)	708,972
	Bellis Acquisition Co. PLC
593,000	8.00%, 07/01/2031(5)(6)	663,465
GBP 1,650,000	8.13%, 05/14/2030(5)	2,076,165
$ 810,000	Campbell's Co. 5.40%, 03/21/2034	787,490
680,000	Chobani LLC/Chobani Finance Corp., Inc. 6.38%, 04/15/2034(1)	693,808
	Conagra Brands, Inc.
337,000	5.00%, 08/01/2030	337,252
192,000	5.40%, 11/01/2048(6)	163,935
2,200,000	Froneri Lux FinCo SARL 6.00%, 08/01/2032(1)	2,175,867
885,000	Industrial F&B Investments III, Inc. 7.75%, 02/11/2033(1)	894,298
	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
90,000	5.50%, 01/15/2036	89,714
555,000	5.63%, 03/10/2037(1)	553,984
720,000	6.25%, 03/01/2056	694,765
6,335,000	6.38%, 04/15/2066	6,099,389
130,000	6.75%, 03/15/2034	141,281
	Mars, Inc.
1,380,000	5.20%, 03/01/2035(1)	1,392,314
9,245,000	5.65%, 05/01/2045(1)	9,096,861
305,000	Pilgrim's Pride Corp. 6.88%, 05/15/2034	331,300
		26,900,860
	Gas - 0.3%
5,455,000	MPLX LP 5.50%, 06/01/2034	5,521,686
2,615,000	NiSource, Inc. 5.35%, 07/15/2035	2,638,934
3,030,000	Southern California Gas Co. 6.00%, 06/15/2055	3,039,056
1,815,000	Southern Co. Gas Capital Corp. 5.10%, 09/15/2035	1,793,960
		12,993,636
The accompanying notes are an integral part of these financial statements.

145

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Healthcare - Products - 0.4%
$ 2,700,000	Augusta SpinCo Corp. 4.66%, 03/23/2031	$2,694,120
3,095,000	Avantor Funding, Inc. 3.88%, 11/01/2029(1)	2,942,137
	Baxter International, Inc.
EUR 614,000	1.30%, 05/15/2029	671,764
$ 3,880,000	2.54%, 02/01/2032	3,296,605
3,170,000	4.90%, 12/15/2030	3,137,260
4,611,000	Thermo Fisher Scientific, Inc. 4.47%, 10/07/2032	4,558,065
		17,299,951
	Healthcare - Services - 0.2%
	Acadia Healthcare Co., Inc.
575,000	5.00%, 04/15/2029(1)	562,652
1,075,000	7.38%, 03/15/2033(1)(6)	1,099,609
	CHS/Community Health Systems, Inc.
650,000	4.75%, 02/15/2031(1)(6)	608,196
675,000	6.88%, 04/15/2029(1)(6)	664,097
420,000	10.88%, 01/15/2032(1)	451,075
	Humana, Inc.
1,030,000	5.55%, 05/01/2035	1,023,431
2,000,000	5.95%, 03/15/2034	2,051,709
515,000	Icon Investments Six DAC 5.85%, 05/08/2029	524,785
2,100,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	2,199,863
		9,185,417
	Insurance - 0.5%
2,000,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.00%, 01/15/2031(1)	2,041,186
	Allianz SE
EUR 600,000	4.25%, 07/05/2052, (4.25% fixed rate until 01/05/2032; 3 mo. EURIBOR + 3.55% thereafter)(2)(5)	712,230
$ 600,000	5.10%, 01/30/2049, (5.10% fixed rate until 01/30/2029; 3 mo. USD Term SOFR + 3.70% thereafter)(2)(5)	601,535
175,000	American National Global Funding 4.88%, 01/23/2031(1)(6)	172,146
EUR 244,000	ASR Nederland NV 7.00%, 12/07/2043, (7.00% fixed rate until 09/07/2033; 5 yr. EUR Swap + 5.30% thereafter)(2)(5)	332,632
	Asurion LLC/Asurion Co-Issuer, Inc.
$ 1,485,000	8.00%, 12/31/2032(1)	1,551,215
590,000	8.38%, 02/01/2034(1)	582,099
	Athene Global Funding
1,929,000	2.55%, 11/19/2030(1)	1,714,951
EUR 289,000	3.41%, 02/25/2030(5)	332,310
$ 530,000	5.53%, 07/11/2031(1)	532,372
645,000	5.58%, 01/09/2029(1)	653,852
1,930,000	Athene Holding Ltd. 5.88%, 01/15/2034(6)	1,941,691
GBP 580,000	Aviva PLC 4.00%, 06/03/2055, (4.00% fixed rate until 03/03/2035; 5 yr. U.K. Government Bond + 4.70% thereafter)(2)(5)	657,864
EUR 260,000	AXA SA 6.38%, 07/16/2033, (6.38% fixed rate until 07/16/2033; 5 yr. EURIBOR ICE Swap + 3.84% thereafter)(2)(5)(7)	323,688
$ 318,000	CNO Financial Group, Inc. 6.45%, 06/15/2034	330,236
	GA Global Funding Trust
1,550,000	4.50%, 09/18/2030(1)	1,504,454
1,890,000	5.20%, 12/09/2031(1)	1,865,412
320,000	5.50%, 01/08/2029(1)	323,974
	Global Atlantic Fin Co.
1,505,000	3.13%, 06/15/2031(1)	1,339,558
176,000	6.75%, 03/15/2054(1)	166,282
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Insurance - 0.5% - (continued)
$ 878,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(2)(6)(7)	$928,728
EUR 566,000	Metropolitan Life Global Funding I 3.25%, 03/31/2030(5)	659,906
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
600,000	1.25%, 05/26/2041, (1.25% fixed rate until 11/26/2030; 3 mo. EURIBOR + 2.55% thereafter)(2)(5)	628,968
300,000	4.25%, 05/26/2044, (4.25% fixed rate until 11/26/2033; 3 mo. EURIBOR + 2.60% thereafter)(2)(5)	353,488
$ 200,000	SCOR SE 5.25%, 03/13/2029, (5.25% fixed rate until 03/13/2029; 5 yr. USD CMT + 2.37% thereafter)(2)(5)(7)	191,623
EUR 275,000	Unipol Assicurazioni SpA 6.38%, 04/27/2030, (6.38% fixed rate until 04/27/2030; 5 yr. EUR Swap + 6.74% thereafter)(2)(5)(7)	336,719
$ 730,000	Zurich Finance Ireland Designated Activity Co. 3.00%, 04/19/2051, (3.00% fixed rate until 01/19/2031; 5 yr. USD CMT + 2.78% thereafter)(2)(5)	656,226
		21,435,345
	Internet - 1.0%
	Alphabet, Inc.
EUR 302,000	4.00%, 11/06/2044	339,744
$ 3,413,000	5.30%, 05/15/2065	3,108,579
4,575,000	5.70%, 11/15/2075	4,378,472
935,000	5.75%, 02/15/2066	909,691
GBP 255,000	6.13%, 02/13/2126	321,270
	Amazon.com, Inc.
EUR 581,000	4.05%, 03/16/2039	674,758
621,000	4.45%, 03/16/2045	724,223
$ 1,505,000	5.55%, 11/20/2065	1,404,203
4,870,000	5.95%, 03/13/2066	4,803,455
170,000	6.05%, 03/13/2076	167,449
321,000	Beignet Investor LLC 6.58%, 05/30/2049(1)	331,510
EUR 300,000	iliad SA 4.25%, 01/09/2032(5)	348,737
	Meta Platforms, Inc.
$ 435,000	5.50%, 11/15/2045	404,166
3,310,000	5.55%, 08/15/2064	2,921,836
6,950,000	5.75%, 11/15/2065	6,323,899
915,000	6.20%, 05/15/2046	916,106
9,750,000	6.45%, 05/15/2066	9,729,085
	Rakuten Group, Inc.
EUR 290,000	4.25%, 04/22/2027, (4.25% fixed rate until 04/22/2027; 5 yr. EUR Swap + 4.74% thereafter)(2)(5)(7)	332,287
$ 416,000	9.75%, 04/15/2029(5)	455,482
EUR 1,725,000	United Group BV 6.50%, 10/31/2031(1)	2,059,777
$ 2,250,000	Wayfair LLC 7.25%, 10/31/2029(1)	2,305,739
		42,960,468
	Investment Company Security - 0.5%
	Ares Strategic Income Fund
2,770,000	5.15%, 01/15/2031(1)	2,644,545
4,050,000	5.55%, 04/15/2031(1)	3,928,542
3,115,000	5.80%, 09/09/2030(1)	3,062,620
	Blackstone Private Credit Fund
1,830,000	5.95%, 07/16/2029	1,831,127
1,830,000	5.95%, 05/15/2031	1,799,803
The accompanying notes are an integral part of these financial statements.

146

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Investment Company Security - 0.5% - (continued)
	HA Sustainable Infrastructure Capital, Inc.
$ 300,000	7.13%, 11/15/2056, (7.13% fixed rate until 08/17/2031; 5 yr. USD CMT + 3.48% thereafter)(2)	$302,844
314,000	8.00%, 06/01/2056, (8.00% fixed rate until 03/01/2031; 5 yr. USD CMT + 4.30% thereafter)(2)	333,311
	HPS Corporate Lending Fund
510,000	5.15%, 04/02/2029(1)(6)	499,365
720,000	5.45%, 11/15/2030	696,665
4,145,000	5.65%, 04/02/2031(1)	4,040,596
2,340,000	5.85%, 06/05/2030	2,307,230
EUR 500,000	JAB Holdings BV 4.75%, 06/29/2032(5)	615,919
$ 201,000	Sixth Street Lending Partners 5.75%, 01/15/2030	199,860
		22,262,427
	IT Services - 0.1%
2,825,000	McAfee Corp. 7.38%, 02/15/2030(1)(6)	2,288,969
	Leisure Time - 0.0%
	NCL Corp. Ltd.
1,100,000	6.25%, 03/01/2030(1)	1,097,421
1,000,000	6.75%, 02/01/2032(1)	995,094
		2,092,515
	Lodging - 0.0%
690,000	Studio City Finance Ltd. 5.00%, 01/15/2029(5)	657,591
400,000	Wynn Macau Ltd. 5.63%, 08/26/2028(5)	398,216
		1,055,807
	Machinery-Diversified - 0.1%
1,500,000	CompoSecure Holdings LLC 5.63%, 02/01/2033(1)	1,470,285
2,780,000	Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030	2,813,100
		4,283,385
	Media - 0.7%
	CCO Holdings LLC/CCO Holdings Capital Corp.
3,050,000	4.25%, 02/01/2031(1)	2,770,200
406,000	5.00%, 02/01/2028(1)	401,235
725,000	7.38%, 02/01/2036(1)(6)	710,760
	Charter Communications Operating LLC/Charter Communications Operating Capital
2,025,000	3.70%, 04/01/2051	1,242,464
885,000	3.85%, 04/01/2061	511,392
4,000,000	5.13%, 07/01/2049	3,056,936
980,000	5.38%, 05/01/2047	783,373
6,275,000	5.75%, 04/01/2048	5,252,493
627,000	6.48%, 10/23/2045	577,678
790,000	6.83%, 10/23/2055	739,389
	Comcast Corp.
725,000	2.80%, 01/15/2051	411,847
4,801,000	2.89%, 11/01/2051	2,757,152
1,506,000	2.94%, 11/01/2056	829,077
	Cox Communications, Inc.
190,000	5.45%, 09/01/2034(1)	182,844
2,585,000	5.95%, 09/01/2054(1)	2,221,010
1,125,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 02/15/2031(1)	1,170,551
	Paramount Global
411,000	2.90%, 01/15/2027	404,409
2,025,000	5.25%, 04/01/2044(6)	1,370,850
1,216,000	5.85%, 09/01/2043	892,626
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Media - 0.7% - (continued)
$ 2,525,000	Scripps Escrow II, Inc. 3.88%, 01/15/2029(1)(6)	$2,392,533
1,230,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	1,392,951
	Time Warner Cable LLC
2,482,000	4.50%, 09/15/2042	1,864,196
195,000	5.88%, 11/15/2040	176,323
		32,112,289
	Mining - 0.3%
	Anglo American Capital PLC
690,000	3.88%, 03/16/2029(1)	677,687
1,540,000	4.50%, 03/15/2028(1)	1,540,455
EUR 270,000	5.00%, 03/15/2031(5)	335,395
300,000	Constellium SE 3.13%, 07/15/2029(5)	342,103
	Glencore Capital Finance DAC
575,000	3.67%, 10/06/2032(5)	667,012
272,000	4.15%, 04/29/2031(5)	326,177
	Glencore Funding LLC
$ 715,000	5.37%, 04/04/2029(1)	729,282
1,130,000	5.63%, 04/04/2034(1)	1,161,362
3,265,000	6.38%, 10/06/2030(1)	3,461,069
1,025,000	6.50%, 10/06/2033(1)	1,112,342
	Kaiser Aluminum Corp.
1,165,000	4.50%, 06/01/2031(1)	1,117,547
1,250,000	5.88%, 03/01/2034(1)	1,251,955
		12,722,386
	Oil & Gas - 0.9%
	Aker BP ASA
821,000	4.00%, 01/15/2031(1)	788,478
1,105,000	5.25%, 10/30/2035(1)	1,079,219
	APA Corp.
183,000	5.10%, 09/01/2040	167,101
175,000	6.75%, 02/15/2055	178,851
EUR 300,000	BP Capital Markets PLC 2.82%, 04/07/2032(5)	339,094
	ConocoPhillips Co.
$ 2,978,000	3.80%, 03/15/2052	2,176,841
427,000	4.03%, 03/15/2062	307,627
475,000	5.65%, 01/15/2065	454,434
610,000	5.70%, 09/15/2063	588,249
	Diamondback Energy, Inc.
2,510,000	5.40%, 04/18/2034	2,560,996
2,366,000	5.90%, 04/18/2064	2,282,419
635,000	6.25%, 03/15/2053	648,387
	Ecopetrol SA
4,365,000	7.75%, 02/01/2032	4,472,925
2,350,000	8.38%, 01/19/2036	2,435,009
1,880,000	Energean Israel Finance Ltd. 5.88%, 03/30/2031(5)	1,799,744
2,175,000	Matador Resources Co. 6.50%, 04/15/2032(1)	2,221,032
	Petroleos Mexicanos
5,550,000	5.95%, 01/28/2031	5,430,038
4,755,000	6.35%, 02/12/2048	3,821,361
	Saudi Arabian Oil Co.
1,195,000	6.38%, 06/02/2055(1)	1,217,539
320,000	6.38%, 06/02/2055(5)	326,189
2,250,000	SM Energy Co. 6.75%, 08/01/2029(1)	2,308,041
1,698,000	Talos Production, Inc. 9.00%, 02/01/2029(1)	1,771,398
EUR 245,000	Var Energi ASA 7.86%, 11/15/2083, (7.86% fixed rate until 11/15/2028; 5 yr. EURIBOR ICE Swap + 4.77% thereafter)(2)(5)	311,124
		37,686,096
The accompanying notes are an integral part of these financial statements.

147

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Oil & Gas Services - 0.0%
$ 2,100,000	USA Compression Partners LP/USA Compression Finance Corp. 6.25%, 10/01/2033(1)	$2,119,133
	Packaging & Containers - 0.1%
	Clydesdale Acquisition Holdings, Inc.
1,100,000	6.63%, 04/15/2029(1)	1,082,699
1,140,000	8.75%, 04/15/2030(1)	1,034,352
1,150,000	Mauser Packaging Solutions Holding Co. 9.25%, 04/15/2030(1)	1,096,020
1,457,000	TriMas Corp. 4.13%, 04/15/2029(1)	1,401,714
		4,614,785
	Pharmaceuticals - 0.3%
	Cardinal Health, Inc.
2,630,000	4.50%, 09/15/2030	2,616,406
3,835,000	5.00%, 11/15/2029	3,891,557
315,000	CVS Health Corp. 7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(2)	326,818
EUR 560,000	Teva Pharmaceutical Finance Netherlands II BV 4.38%, 05/09/2030	664,407
$ 1,600,000	Teva Pharmaceutical Finance Netherlands III BV 6.00%, 12/01/2032	1,666,016
EUR 500,000	Upjohn Finance BV 1.91%, 06/23/2032(5)	517,000
	Viatris, Inc.
$ 3,080,000	3.85%, 06/22/2040	2,365,762
3,018,000	4.00%, 06/22/2050	2,002,999
		14,050,965
	Pipelines - 1.2%
	Buckeye Partners LP
600,000	5.85%, 11/15/2043	549,546
2,125,000	6.75%, 02/01/2030(1)	2,198,281
150,000	Cheniere Energy, Inc. 5.20%, 07/30/2036(1)	148,290
	Columbia Pipelines Holding Co. LLC
2,680,000	5.00%, 11/17/2032(1)	2,661,523
423,000	5.10%, 10/01/2031(1)	426,743
	Enbridge, Inc.
700,000	4.85%, 03/27/2031	702,878
2,795,000	5.45%, 03/27/2036	2,824,423
340,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(2)	341,981
285,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(2)	324,647
	Energy Transfer LP
1,507,000	5.00%, 05/15/2050	1,258,879
320,000	8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(2)	339,208
900,000	Enterprise Products Operating LLC 3.70%, 01/31/2051	656,272
	Galaxy Pipeline Assets Bidco Ltd.
1,565,000	2.63%, 03/31/2036(5)	1,358,380
3,000,897	2.94%, 09/30/2040(1)	2,473,569
	Greensaif Pipelines Bidco SARL
935,000	5.85%, 02/23/2036(1)	954,426
2,600,000	6.13%, 02/23/2038(5)	2,692,103
	Hess Midstream Operations LP
3,983,000	4.25%, 02/15/2030(1)	3,862,941
2,680,000	6.50%, 06/01/2029(1)	2,745,861
	MPLX LP
3,900,000	5.00%, 01/15/2033	3,881,638
350,000	5.30%, 04/01/2036	343,763
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Pipelines - 1.2% - (continued)
$ 2,500,000	Northriver Midstream Finance LP 6.75%, 07/15/2032(1)	$2,559,687
	ONEOK, Inc.
1,440,000	4.75%, 10/15/2031	1,431,169
3,855,000	5.05%, 11/01/2034	3,778,649
1,830,000	6.05%, 09/01/2033	1,924,943
1,200,000	6.10%, 11/15/2032	1,266,575
330,000	6.63%, 09/01/2053	339,855
135,000	7.15%, 01/15/2051	146,850
2,075,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	2,163,448
	Targa Resources Corp.
1,260,000	4.35%, 04/15/2031	1,235,062
2,700,000	5.40%, 07/30/2036	2,685,522
475,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	452,233
335,000	Transcanada Trust 5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(2)	330,908
2,025,000	Venture Global Plaquemines LNG LLC 7.50%, 05/01/2033(1)	2,245,650
	Williams Cos., Inc.
1,865,000	5.15%, 03/15/2036	1,838,130
540,000	5.65%, 03/15/2033	559,205
		53,703,238
	Real Estate - 0.0%
	CPI Property Group SA
EUR 400,000	1.75%, 01/14/2030(5)	405,742
100,000	7.50%, 03/26/2031, (7.50% fixed rate until 03/26/2031; 5 yr. EURIBOR ICE Swap + 5.23% thereafter)(2)(5)(7)	107,583
GBP 100,000	8.88%, 10/09/2030, (8.88% fixed rate until 10/09/2030; 5 yr. U.K. Government Bond + 5.65% thereafter)(2)(5)(7)	126,209
EUR 350,000	Samhallsbyggnadsbolaget I Norden Holding AB 1.13%, 09/26/2029(5)	338,034
500,000	Shurgard Luxembourg SARL 4.00%, 05/27/2035(5)	569,789
		1,547,357
	Real Estate Investment Trusts - 0.5%
$ 200,000	Boston Properties LP 2.45%, 10/01/2033	163,303
EUR 300,000	Carmila SA 3.75%, 01/13/2033(5)	343,387
$ 360,000	Cousins Properties LP 4.88%, 03/01/2033	348,387
1,890,000	GLP Capital LP/GLP Financing II, Inc. 5.63%, 03/01/2036	1,857,433
EUR 285,000	Hammerson PLC 3.50%, 04/15/2032(5)	324,368
	Hudson Pacific Properties LP
$ 1,201,000	4.65%, 04/01/2029(6)	1,074,781
1,200,000	5.95%, 02/15/2028	1,169,313
EUR 270,000	Immobiliare Grande Distribuzione SIIQ SpA 4.45%, 11/04/2030(5)	318,077
300,000	Iron Mountain, Inc. 4.75%, 01/15/2034(5)	340,746
	Kilroy Realty LP
$ 200,000	2.65%, 11/15/2033	160,492
1,215,000	3.05%, 02/15/2030	1,116,980
5,950,000	5.88%, 10/15/2035	5,784,290
164,000	Piedmont Operating Partnership LP 6.88%, 07/15/2029	172,022
EUR 880,000	Prologis Euro Finance LLC 3.25%, 09/22/2032	1,005,302
	Prologis Targeted U.S. Logistics Fund LP
$ 1,340,000	4.25%, 01/15/2031(1)	1,313,925
2,885,000	4.75%, 01/15/2036(1)	2,765,210
The accompanying notes are an integral part of these financial statements.

148

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Real Estate Investment Trusts - 0.5% - (continued)
EUR 286,000	Realty Income Corp. 3.88%, 06/20/2035	$327,369
908,000	WP Carey, Inc. 3.75%, 05/10/2035	1,018,731
		19,604,116
	Retail - 0.3%
	Bertrand Franchise Finance SAS
1,525,000	5.99%, 07/18/2030, 3 mo. EURIBOR + 3.75%(2)(5)	1,788,530
290,000	6.50%, 07/18/2030(5)(6)	339,756
GBP 1,600,000	CD&R Firefly Bidco PLC 8.63%, 04/30/2029(5)	2,241,987
$ 1,210,000	LBM Acquisition LLC 9.50%, 06/15/2031(1)	1,058,731
2,515,000	Petco Health & Wellness Co., Inc. 8.25%, 02/01/2031(1)	2,539,839
2,050,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	1,809,311
2,127,000	Staples, Inc. 10.75%, 09/01/2029(1)	2,033,092
		11,811,246
	Semiconductors - 0.5%
	Broadcom, Inc.
1,405,000	4.20%, 10/15/2030	1,387,578
2,910,000	5.20%, 07/15/2035	2,935,104
	Foundry JV Holdco LLC
1,105,000	5.90%, 01/25/2033(1)	1,149,679
3,590,000	6.15%, 01/25/2032(1)	3,776,860
318,000	6.20%, 01/25/2037(1)	334,908
	Intel Corp.
450,000	3.10%, 02/15/2060	253,697
2,336,000	3.25%, 11/15/2049	1,507,381
7,460,000	3.73%, 12/08/2047	5,342,313
219,000	4.10%, 05/11/2047	166,399
360,000	5.30%, 05/15/2036	358,489
3,450,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	3,152,021
		20,364,429
	Software - 1.0%
1,754,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	1,671,820
260,000	Fidelity National Information Services, Inc. 4.45%, 03/10/2028	259,270
	Open Text Corp.
440,000	3.88%, 02/15/2028(1)	425,729
2,850,000	3.88%, 12/01/2029(1)	2,568,672
	Oracle Corp.
530,000	2.95%, 04/01/2030	485,639
345,000	3.60%, 04/01/2040	248,776
3,570,000	3.60%, 04/01/2050	2,137,447
320,000	3.65%, 03/25/2041	227,021
4,135,000	3.85%, 04/01/2060	2,395,954
3,135,000	3.95%, 03/25/2051	1,970,600
40,000	4.00%, 07/15/2046	26,699
397,000	4.10%, 03/25/2061	240,550
316,000	4.13%, 05/15/2045	216,535
685,000	4.20%, 09/27/2029	665,921
1,108,000	4.30%, 07/08/2034	985,554
3,300,000	4.70%, 09/27/2034	3,013,708
10,050,000	4.80%, 09/26/2032	9,556,194
165,000	4.90%, 02/06/2033	156,651
1,430,000	5.35%, 05/04/2033	1,390,489
925,000	5.50%, 09/27/2064	703,717
1,492,000	5.55%, 02/06/2053	1,186,840
875,000	6.00%, 08/03/2055	733,592
965,000	6.10%, 09/26/2065	797,207
4,650,000	6.85%, 02/04/2066	4,272,381
	Rocket Software, Inc.
1,610,000	6.50%, 02/15/2029(1)(6)	1,437,569
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Software - 1.0% - (continued)
$ 1,400,000	9.00%, 11/28/2028(1)	$1,393,072
	Salesforce, Inc.
2,186,000	6.40%, 03/15/2046	2,184,887
2,325,000	6.70%, 03/15/2066	2,334,517
		43,687,011
	Telecommunications - 0.8%
	Altice France SA
1,250,000	6.50%, 04/15/2032(1)	1,229,420
1,000,000	6.88%, 07/15/2032(1)	983,659
1,855,000	AT&T, Inc. 6.30%, 10/30/2066	1,829,663
270,000	Black Pearl Compute LLC 6.13%, 02/15/2031(1)	273,939
GBP 465,000	British Telecommunications PLC 8.38%, 12/20/2083, (8.38% fixed rate until 09/20/2028; 5 yr. U.K. Government Bond + 3.82% thereafter)(2)(5)	665,176
$ 255,000	Cipher Compute LLC 7.13%, 11/15/2030(1)	264,310
2,150,000	EchoStar Corp. 6.75%, 11/30/2030(8)	2,181,427
3,890,000	HUT 8 DC LLC 6.19%, 11/15/2042(1)	3,922,196
EUR 1,900,000	Iliad Holding SAS 6.88%, 04/15/2031(5)	2,342,703
	Level 3 Financing, Inc.
$ 1,100,000	7.00%, 03/31/2034(1)	1,140,950
955,000	8.50%, 01/15/2036(1)	1,022,815
245,000	Meridian Arc Holdco LLC 6.25%, 04/30/2031(1)	244,944
3,395,000	Orange SA 4.25%, 01/13/2031(1)	3,329,686
9,385,000	Road Michigan Property Owner I LLC 7.50%, 03/30/2045(1)	9,385,000
325,000	Rogers Communications, Inc. 6.88%, 07/31/2056, (6.88% fixed rate until 05/02/2031; 5 yr. USD CMT + 2.84% thereafter)(2)	330,069
EUR 500,000	Telefonica Europe BV 6.75%, 06/07/2031, (6.75% fixed rate until 06/07/2031; 8 yr. EURIBOR ICE Swap + 3.62% thereafter)(2)(5)(7)	634,198
	T-Mobile USA, Inc.
$ 2,650,000	2.55%, 02/15/2031	2,409,570
305,000	3.50%, 04/15/2031	288,555
EUR 590,000	Vodafone Group PLC 3.00%, 08/27/2080, (3.00% fixed rate until 05/27/2030; 5 yr. EUR Swap + 3.48% thereafter)(2)(5)	655,826
$ 2,135,000	WULF Compute LLC 7.75%, 10/15/2030(1)	2,243,875
		35,377,981
	Toys/Games/Hobbies - 0.0%
350,000	Hasbro, Inc. 4.65%, 03/12/2031	347,165
	Transportation - 0.1%
	Fedex Freight Holding Co., Inc.
2,070,000	4.65%, 03/15/2031(1)	2,040,946
1,830,000	4.95%, 03/15/2033(1)	1,797,451
		3,838,397
	Trucking & Leasing - 0.1%
2,205,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 4.55%, 01/15/2031(1)	2,182,086
	Water - 0.0%
EUR 285,000	Severn Trent Utilities Finance PLC 4.00%, 03/05/2034(5)	337,434
	SW Finance I PLC
GBP 750,000	5.75%, 11/19/2030(5)	1,000,445
The accompanying notes are an integral part of these financial statements.

149

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Water - 0.0% - (continued)
GBP 235,000	6.88%, 08/07/2032(5)	$324,427
242,000	Yorkshire Water Finance PLC 6.38%, 11/18/2034(5)	331,032
		1,993,338
	Total Corporate Bonds (cost $814,005,438)	$802,532,103
FOREIGN GOVERNMENT OBLIGATIONS - 2.3%
	Brazil - 0.0%
EUR 575,000	Brazil Government International Bonds 4.88%, 04/23/2033	$668,100
	Bulgaria - 0.0%
555,000	Bulgaria Government International Bonds 4.13%, 05/07/2038(5)	644,117
	Colombia - 0.2%
	Colombia Government International Bonds
$ 6,500,000	3.25%, 04/22/2032	5,499,000
EUR 2,200,000	5.63%, 02/19/2036	2,441,926
		7,940,926
	Germany - 1.0%
	Bundesobligation
5,295,696	2.10%, 04/12/2029(5)	6,119,887
10,073,642	2.20%, 10/10/2030(5)	11,570,082
1,952,878	2.50%, 04/16/2031(5)	2,266,370
	Bundesrepublik Deutschland Bundesanleihe
76,964	2.30%, 02/15/2033(5)	87,299
3,580,553	2.50%, 11/15/2032(5)	4,118,011
5,442,853	2.50%, 02/15/2035(5)	6,155,480
1,590,343	2.60%, 05/15/2041(5)	1,702,040
822,471	2.90%, 02/15/2036(5)	954,800
5,942,070	Bundesschatzanweisungen 2.00%, 12/16/2027(5)	6,904,239
	German Treasury Bills
1,510,000	1.98%, 06/17/2026(5)(9)	1,768,312
2,030,000	1.98%, 07/15/2026(5)(9)	2,373,455
		44,019,975
	Indonesia - 0.0%
365,000	Indonesia Government International Bonds 1.30%, 03/23/2034	342,185
	Israel - 0.2%
	Israel Government International Bonds
$ 1,760,000	2.75%, 07/03/2030	1,622,289
720,000	3.88%, 07/03/2050	514,986
1,805,000	5.38%, 03/12/2029	1,836,187
2,305,000	5.38%, 02/19/2030	2,347,989
	State of Israel
1,475,000	3.80%, 05/13/2060(5)	965,473
975,000	3.80%, 05/13/2060(5)	638,194
		7,925,118
	Mexico - 0.6%
	Mexico Government International Bonds
940,000	3.50%, 02/12/2034	803,700
EUR 570,000	4.50%, 03/19/2034	660,615
600,000	4.88%, 05/16/2036	695,566
$ 10,715,000	5.38%, 03/22/2033	10,506,593
3,315,000	5.38%, 03/22/2033	3,250,689
3,600,000	5.63%, 02/09/2034	3,553,812
1,085,000	5.63%, 09/22/2035	1,061,672
285,000	5.63%, 09/22/2035	278,303
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.3% - (continued)
	Mexico - 0.6% - (continued)
$ 1,695,000	6.63%, 01/29/2038	$1,746,358
1,165,000	6.88%, 05/13/2037	1,228,434
		23,785,742
	Poland - 0.0%
1,135,000	Republic of Poland Government International Bonds 6.13%, 04/14/2056	1,138,083
	Romania - 0.3%
	Romania Government International Bonds
EUR 3,785,000	2.63%, 12/02/2040(1)	2,818,596
795,000	2.63%, 12/02/2040(5)	592,017
275,000	2.63%, 12/02/2040(5)	204,786
9,799,000	2.75%, 04/14/2041(5)	7,316,075
330,000	3.88%, 10/29/2035(5)	331,504
285,000	6.13%, 10/07/2037(5)	326,770
		11,589,748
	Saudi Arabia - 0.0%
$ 200,000	Saudi Government International Bonds 5.88%, 01/12/2056(1)	192,439
	Serbia - 0.0%
EUR 330,000	Serbia International Bonds 4.88%, 05/06/2038(1)	378,559
	Total Foreign Government Obligations (cost $100,850,023)	$98,624,992
MUNICIPAL BONDS - 0.1%
	School District - 0.1%
	Chicago Board of Education, IL, GO
$ 1,145,000	6.14%, 12/01/2039	$1,075,799
2,965,000	6.32%, 11/01/2029	2,926,327
	Total Municipal Bonds (cost $4,287,045)	$4,002,126
U.S. GOVERNMENT AGENCIES - 40.8%
	Mortgage-Backed Agencies - 40.8%
	Federal Home Loan Mortgage Corp. - 7.6%
22,589	0.00%, 11/15/2036(10)(11)	$19,031
28,598,117	0.33%, 10/25/2034(2)(4)	439,118
6,265,595	0.38%, 01/25/2027(2)(4)	10,752
19,048,455	0.47%, 05/25/2034(2)(4)	438,724
10,203,948	0.57%, 12/25/2033(2)(4)	266,503
9,976,549	0.63%, 01/25/2034(2)(4)	263,967
4,922,215	0.72%, 10/25/2026(2)(4)	7,134
19,421,872	0.72%, 03/25/2027(2)(4)	69,503
23,790,459	0.80%, 12/25/2030(2)(4)	664,770
10,947,397	0.85%, 06/25/2027(2)(4)	62,796
5,588,011	0.96%, 11/25/2030(2)(4)	183,619
2,353,948	1.00%, 02/25/2051	2,053,937
10,077,691	1.11%, 10/25/2030(2)(4)	369,352
16,751,919	1.20%, 06/25/2030(2)(4)	652,893
11,134,500	1.23%, 01/25/2030(2)(4)	392,629
866,167	1.50%, 10/01/2051	663,881
2,253,595	1.50%, 11/01/2051	1,728,856
12,111,823	1.53%, 05/25/2030(2)(4)	599,803
7,555,883	1.67%, 05/25/2030(2)(4)	399,041
478,539	1.75%, 10/15/2042	418,453
11,493,600	1.75%, 10/25/2054, 30 day USD SOFR Average + 5.40%(2)(4)	503,241
381,024	2.00%, 12/01/2040	334,239
2,404,663	2.00%, 05/01/2041	2,076,612
2,716,454	2.00%, 12/01/2041	2,358,394
9,671,626	2.00%, 02/15/2042(4)	882,247
682,240	2.00%, 07/25/2050	600,942
The accompanying notes are an integral part of these financial statements.

150

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.8% - (continued)
	Mortgage-Backed Agencies - 40.8% - (continued)
	Federal Home Loan Mortgage Corp. - 7.6% - (continued)
$ 2,368,470	2.00%, 10/01/2050	$1,916,555
2,051,971	2.00%, 02/01/2051	1,672,525
10,940,903	2.00%, 03/01/2051	8,855,107
5,861,507	2.00%, 04/01/2051	4,726,824
2,223,817	2.00%, 05/01/2051	1,822,041
924,685	2.00%, 08/01/2051	746,693
941,713	2.00%, 11/01/2051	766,494
3,614,842	2.00%, 04/01/2052	2,946,605
5,468,028	2.00%, 06/15/2052(4)	665,191
11,215,733	2.10%, 05/25/2055, 30 day USD SOFR Average + 5.75%(2)(4)	641,350
69,847	2.50%, 03/15/2028(4)	1,142
55,573	2.50%, 05/15/2028(4)	1,081
7,999,711	2.50%, 02/15/2042(4)	914,053
1,189,169	2.50%, 05/01/2050	1,017,660
1,406,914	2.50%, 06/01/2050	1,199,089
4,301,211	2.50%, 06/25/2050(4)	654,191
6,521,086	2.50%, 07/01/2050	5,566,240
2,464,880	2.50%, 09/01/2050	2,103,306
449,203	2.50%, 10/01/2050	385,490
2,668,368	2.50%, 11/01/2050	2,266,714
4,519,887	2.50%, 01/25/2051(4)	715,275
819,633	2.50%, 02/01/2051	701,829
2,110,715	2.50%, 03/01/2051	1,784,969
995,463	2.50%, 05/01/2051	842,690
1,248,706	2.50%, 07/01/2051	1,057,336
810,275	2.50%, 08/01/2051	690,471
1,483,385	2.50%, 10/01/2051	1,256,615
8,713,450	2.50%, 03/15/2052(4)	1,328,988
2,405,178	2.50%, 03/25/2052	2,154,253
5,141,326	2.50%, 04/01/2052	4,337,168
5,793,104	2.50%, 08/25/2052(4)	882,694
1,020,434	2.75%, 12/15/2041	971,583
82,323	3.00%, 03/15/2028(4)	1,476
119,118	3.00%, 08/01/2029	117,323
1,845,035	3.00%, 10/01/2032	1,788,223
160,487	3.00%, 03/15/2033(4)	10,220
763,135	3.00%, 04/01/2033	739,893
1,040,166	3.00%, 11/01/2036	985,065
1,049,612	3.00%, 01/01/2037	993,345
2,746,597	3.00%, 11/01/2046	2,476,221
5,808,350	3.00%, 12/01/2046	5,228,526
5,114,805	3.00%, 12/25/2049(4)	847,900
6,978,075	3.00%, 08/25/2050(4)	1,238,670
2,800,193	3.00%, 10/01/2051	2,491,495
1,075,465	3.00%, 01/01/2052	957,337
1,427,319	3.00%, 05/01/2052	1,266,211
995,000	3.12%, 10/25/2031(2)	935,370
268,202	3.25%, 11/15/2041	250,894
5,002	3.50%, 09/15/2026(4)	26
2,416,292	3.50%, 01/15/2033(4)	177,777
434,667	3.50%, 08/01/2034	422,728
1,250,320	3.50%, 01/15/2043(4)	187,302
675,280	3.50%, 10/15/2045	635,991
151,210	3.50%, 06/01/2046	141,046
979,129	3.50%, 10/01/2047	906,017
478,517	3.50%, 12/01/2047	442,834
1,460,418	3.50%, 01/01/2048	1,350,779
916,775	3.50%, 03/01/2048	853,239
77,330	3.50%, 04/01/2048	71,707
363,184	3.50%, 05/01/2048	335,201
729,090	3.50%, 12/01/2048	673,552
4,406	4.00%, 07/15/2027(4)	46
600	4.00%, 03/15/2028(4)	5
1,970	4.00%, 06/15/2028(4)	4
152,874	4.00%, 07/15/2030(4)	7,056
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.8% - (continued)
	Mortgage-Backed Agencies - 40.8% - (continued)
	Federal Home Loan Mortgage Corp. - 7.6% - (continued)
$ 1,096,174	4.00%, 05/25/2040(4)	$159,580
1,602,450	4.00%, 09/15/2041	1,546,955
516,636	4.00%, 05/01/2042	497,940
148,272	4.00%, 08/01/2042	142,902
191,043	4.00%, 09/01/2042	184,125
60,478	4.00%, 07/01/2044	58,305
3,136,505	4.00%, 03/25/2045(4)	505,521
169,500	4.00%, 02/01/2046	162,168
183,071	4.00%, 04/01/2047	176,080
584,348	4.00%, 11/01/2047	558,555
91,900	4.00%, 09/01/2048	87,600
3,331,760	4.00%, 04/01/2049	3,166,868
671,102	4.00%, 05/01/2049	642,387
2,489,604	4.00%, 07/01/2049	2,378,315
120,337	4.50%, 02/01/2039	119,467
917,561	4.50%, 05/01/2042	910,925
262,132	4.50%, 07/01/2042	260,235
170,432	4.50%, 09/01/2044	165,323
2,541,657	4.50%, 03/01/2053	2,457,561
466,466	4.75%, 07/15/2039	469,779
254,671	5.00%, 09/15/2033(4)	31,167
53,174	5.00%, 04/01/2038	53,889
141,442	5.00%, 08/01/2039	143,344
52,972	5.00%, 09/01/2039	53,318
144,118	5.00%, 01/01/2040	145,293
2,082,657	5.00%, 07/01/2040	2,099,330
45,757	5.00%, 08/01/2040	46,249
2,124	5.00%, 02/01/2041	2,152
61,269	5.00%, 07/01/2041	62,090
90,442	5.00%, 04/01/2044	91,584
2,493,391	5.00%, 03/15/2045(4)	498,978
48,174	5.00%, 03/01/2047	47,804
12,353	5.00%, 11/01/2047	12,399
424,739	5.00%, 02/15/2048(4)	82,241
1,884,298	5.00%, 08/01/2052	1,865,656
2,130,010	5.00%, 08/25/2052	2,133,431
785,079	5.00%, 10/01/2052	777,213
2,365,440	5.00%, 10/25/2052	2,367,636
956,669	5.00%, 11/01/2052	947,903
1,336,335	5.00%, 04/01/2053	1,329,222
9,688	5.50%, 08/15/2033	9,970
227,853	5.50%, 04/15/2036(4)	39,093
2,244	5.50%, 11/01/2037	2,317
3,936,634	5.50%, 12/01/2037	4,025,269
11,516	5.50%, 04/01/2038	11,848
11,034	5.50%, 06/01/2038	11,346
561,285	5.50%, 08/01/2038	579,524
30,348	5.50%, 05/01/2040	31,234
119,327	5.50%, 08/01/2040	122,736
136,462	5.50%, 06/01/2041	140,313
810,729	5.50%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(2)	815,527
882,223	5.50%, 10/15/2046(4)	167,594
392,979	5.50%, 12/15/2046(4)	51,889
3,153,248	5.50%, 02/01/2053	3,184,212
806,472	5.50%, 08/01/2053	813,240
28,098	5.50%, 09/01/2053	28,335
751,510	5.50%, 10/01/2053	757,176
39,519	5.50%, 11/01/2053	39,833
12,606,388	5.50%, 12/01/2053	12,710,220
962,946	5.50%, 02/01/2054	969,256
207,921	5.50%, 03/01/2054	209,236
19,864,437	5.50%, 04/01/2054	19,983,910
13,208,540	5.50%, 08/01/2054	13,287,005
15,652,443	5.50%, 09/01/2054	15,738,229
31,417,325	5.50%, 12/01/2054	31,592,732
The accompanying notes are an integral part of these financial statements.

151

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.8% - (continued)
	Mortgage-Backed Agencies - 40.8% - (continued)
	Federal Home Loan Mortgage Corp. - 7.6% - (continued)
$ 5,458,711	5.50%, 06/01/2055	$5,548,858
4,420,000	5.75%, 03/25/2046, 30 day USD SOFR Average + 2.10%(1)(2)	4,448,068
284	6.00%, 11/01/2032	290
30,728	6.00%, 11/01/2033	31,711
22,399	6.00%, 02/01/2034	23,100
34,615	6.00%, 07/01/2034	35,770
9,050	6.00%, 08/01/2034	9,357
15,358	6.00%, 09/01/2034	15,813
9,524	6.00%, 01/01/2035	9,838
8,292	6.00%, 03/01/2035	8,548
15,083	6.00%, 05/01/2038	15,591
75,545	6.00%, 06/01/2038	78,898
148,376	6.00%, 05/15/2039	155,981
1,851,596	6.00%, 11/01/2052	1,903,822
1,684,756	6.00%, 12/01/2052	1,743,734
780,003	6.00%, 03/01/2053	810,985
18,735,028	6.00%, 06/01/2054	19,189,716
6,757,985	6.00%, 08/01/2054	6,924,068
6,337,196	6.00%, 01/01/2055	6,471,982
3,506,347	6.00%, 11/01/2055	3,605,264
76,681	6.50%, 07/15/2036	79,091
2,422,000	6.55%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	2,463,522
10,155,000	7.00%, 09/25/2041, 30 day USD SOFR Average + 3.35%(1)(2)	10,227,133
3,377,000	7.00%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	3,452,982
6,760,000	7.00%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	6,936,220
6,410,000	7.15%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	6,673,734
1,040,000	7.20%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	1,071,480
6,474,000	7.30%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	6,559,004
2,890,000	7.35%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	2,987,075
2,810,000	7.40%, 02/25/2042, 30 day USD SOFR Average + 3.75%(1)(2)	2,868,841
4,865,000	8.90%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	5,036,278
		330,736,426
	Federal National Mortgage Association - 10.8%
19,769	0.00%, 03/25/2036(10)(11)	17,157
412,609	0.00%, 06/25/2041(10)(11)	313,085
98,901	0.00%, 09/25/2041(10)(11)	76,182
7,153,547	0.39%, 01/25/2030(2)(4)	53,258
1,655,839	1.50%, 09/01/2051	1,272,501
2,459,681	1.50%, 10/01/2051	1,888,938
1,692,677	1.50%, 11/01/2051	1,298,548
2,286,139	1.50%, 04/01/2052	1,752,245
9,288,487	1.58%, 05/25/2029(2)(4)	259,858
666,226	1.75%, 12/25/2042	604,959
488,053	2.00%, 09/25/2039	438,327
1,621,184	2.00%, 09/01/2040	1,425,966
5,199,866	2.00%, 12/01/2040	4,556,286
1,523,432	2.00%, 04/01/2041	1,334,031
486,537	2.00%, 05/01/2041	425,345
3,304,580	2.00%, 10/01/2041	2,871,714
1,278,359	2.00%, 02/01/2042	1,117,883
8,134,433	2.00%, 02/25/2042(4)	765,981
2,906,303	2.00%, 03/25/2050	2,499,764
2,497,062	2.00%, 09/01/2050	2,030,418
11,123,589	2.00%, 10/25/2050(4)	1,424,965
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.8% - (continued)
	Mortgage-Backed Agencies - 40.8% - (continued)
	Federal National Mortgage Association - 10.8% - (continued)
$ 5,557,366	2.00%, 12/01/2050	$4,495,060
1,168,518	2.00%, 01/01/2051	955,580
13,415,143	2.00%, 02/01/2051	10,848,110
21,278,450	2.00%, 03/01/2051	17,172,236
13,633,565	2.00%, 04/01/2051	10,994,746
6,850,764	2.00%, 05/01/2051	5,520,477
714,598	2.00%, 07/01/2051	576,871
1,859,783	2.00%, 08/01/2051	1,529,190
76,486	2.00%, 12/01/2051	62,293
5,408,871	2.00%, 03/25/2052(4)	677,143
518,447	2.03%, 04/25/2055(2)(4)	22,708
446,041	2.05%, 05/25/2046(2)(4)	20,903
7,030,765	2.19%, 03/25/2055, 30 day USD SOFR Average + 5.84%(2)(4)	333,061
450,172	2.22%, 08/25/2044(2)(4)	26,996
380,539	2.22%, 06/25/2055(2)(4)	17,839
1,350,388	2.25%, 04/01/2033	1,184,377
5,507,139	2.30%, 10/25/2054, 30 day USD SOFR Average + 5.95%(2)(4)	264,697
36,303	2.50%, 06/25/2028(4)	654
3,198,565	2.50%, 06/01/2040	2,900,661
128,327	2.50%, 01/01/2043	113,060
775,225	2.50%, 02/01/2043	683,827
724,623	2.50%, 03/01/2043	641,381
420,000	2.50%, 03/25/2043	341,697
334,377	2.50%, 04/01/2043	294,857
164,401	2.50%, 06/01/2043	144,463
224,707	2.50%, 08/01/2043	196,672
1,361,042	2.50%, 04/01/2050	1,156,193
1,469,307	2.50%, 06/01/2050	1,250,564
1,861,230	2.50%, 07/01/2050	1,590,339
2,464,821	2.50%, 09/01/2050	2,087,242
3,758,949	2.50%, 10/01/2050	3,218,615
2,038,800	2.50%, 11/01/2050	1,720,315
1,007,435	2.50%, 12/01/2050	855,790
1,495,350	2.50%, 01/01/2051	1,280,005
892,375	2.50%, 02/01/2051	758,037
9,101,809	2.50%, 02/25/2051(4)	1,449,712
812,565	2.50%, 03/01/2051	690,096
25,866,065	2.50%, 05/01/2051	21,982,664
3,481,800	2.50%, 06/01/2051	2,938,878
2,013,601	2.50%, 07/01/2051	1,710,470
1,248,503	2.50%, 09/01/2051	1,064,124
10,662,584	2.50%, 10/01/2051	9,077,634
17,709,904	2.50%, 11/01/2051	15,141,648
1,930,100	2.50%, 12/01/2051	1,651,487
2,124,367	2.50%, 01/01/2052	1,811,638
19,113,887	2.50%, 03/01/2052	16,067,241
1,985,409	2.50%, 04/01/2052	1,697,915
4,525,929	2.50%, 06/25/2052(4)	683,843
4,730,292	2.50%, 09/25/2052(4)	738,145
2,906,277	2.50%, 01/01/2057	2,450,980
21,257	2.55%, 07/25/2044	20,873
20,268	3.00%, 09/25/2027(4)	233
20,919	3.00%, 12/25/2027(4)	308
68,024	3.00%, 01/25/2028(4)	542
106,228	3.00%, 01/01/2030	104,292
954,379	3.00%, 04/25/2033(4)	53,489
403,183	3.00%, 08/01/2033	391,208
198,804	3.00%, 06/01/2035	189,065
183,071	3.00%, 07/01/2035	173,535
1,223,569	3.00%, 03/01/2037	1,157,459
39,406	3.00%, 10/01/2037	36,847
2,287,778	3.00%, 06/01/2043	2,095,634
1,294,770	3.00%, 09/01/2048	1,163,330
830,780	3.00%, 08/25/2049	754,140
The accompanying notes are an integral part of these financial statements.

152

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.8% - (continued)
	Mortgage-Backed Agencies - 40.8% - (continued)
	Federal National Mortgage Association - 10.8% - (continued)
$ 1,029,969	3.00%, 02/01/2050	$921,839
3,698,149	3.00%, 08/01/2050	3,274,440
1,506,630	3.00%, 10/01/2050	1,326,755
2,200,208	3.00%, 12/01/2050	1,937,871
707,066	3.00%, 04/01/2051	624,609
1,742,467	3.00%, 05/01/2051	1,562,735
7,046,001	3.00%, 06/25/2051(4)	1,143,314
3,191,108	3.00%, 08/01/2051	2,831,201
5,088,207	3.00%, 10/01/2051	4,510,055
6,131,755	3.00%, 11/01/2051	5,415,224
2,730,754	3.00%, 12/01/2051	2,411,480
1,345,243	3.00%, 01/01/2052	1,188,644
4,338,023	3.00%, 01/25/2052(4)	678,953
1,480,588	3.00%, 04/01/2052	1,310,646
1,960,729	3.00%, 05/01/2052	1,737,316
7,839,705	3.00%, 07/25/2052(4)	1,415,824
600,000	3.00%, 09/25/2057	461,222
296,167	3.38%, 12/01/2029	288,927
34,261	3.50%, 05/25/2027(4)	273
52,744	3.50%, 10/25/2027(4)	919
114,239	3.50%, 05/25/2030(4)	5,016
32,141	3.50%, 08/25/2030(4)	898
1,163	3.50%, 02/25/2031(4)	4
1,394,392	3.50%, 08/25/2033(4)	105,901
200,605	3.50%, 09/25/2035(4)	16,741
1,190,509	3.50%, 11/25/2039(4)	98,618
2,845,086	3.50%, 08/01/2043	2,683,414
79,933	3.50%, 09/01/2043	74,678
500,918	3.50%, 10/01/2044	468,261
443,275	3.50%, 02/01/2045	413,430
597,244	3.50%, 01/01/2046	557,122
93,715	3.50%, 02/01/2046	87,235
448,376	3.50%, 03/01/2046	418,204
792,651	3.50%, 09/01/2046	737,473
360,396	3.50%, 10/01/2046	334,717
303,257	3.50%, 10/25/2046(4)	55,454
400,962	3.50%, 11/01/2046	373,946
2,318,956	3.50%, 12/01/2046	2,177,347
757,496	3.50%, 05/01/2047	705,538
1,559,959	3.50%, 09/01/2047	1,446,129
286,531	3.50%, 12/01/2047	267,124
847,378	3.50%, 01/01/2048	782,438
3,964,050	3.50%, 02/01/2048	3,697,620
500,000	3.50%, 05/25/2048	449,439
1,169,818	3.50%, 07/01/2048	1,088,973
265,267	3.50%, 11/01/2048	245,494
3,169,333	3.50%, 04/01/2052	2,915,951
4,076,191	3.50%, 09/01/2057	3,677,691
1,645,377	3.50%, 05/01/2058	1,484,517
2,097,864	3.50%, 12/25/2058	1,890,597
3,481,000	3.92%, 10/01/2030	3,429,284
3,434,075	3.96%, 11/01/2030	3,381,587
3,434,259	3.97%, 10/01/2030	3,389,518
11,444	4.00%, 05/25/2027(4)	87
380,175	4.00%, 04/01/2038	372,616
805,864	4.00%, 10/01/2040	775,756
284,076	4.00%, 11/01/2040	273,489
326,903	4.00%, 12/01/2040	314,770
100,967	4.00%, 02/01/2041	96,489
290,082	4.00%, 03/01/2041	279,243
807,255	4.00%, 06/01/2041	787,590
100,318	4.00%, 03/25/2042(4)	9,825
100,391	4.00%, 08/01/2042	96,658
278,118	4.00%, 09/01/2042	267,722
43,545	4.00%, 11/25/2042(4)	3,702
112,469	4.00%, 11/25/2043	110,227
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.8% - (continued)
	Mortgage-Backed Agencies - 40.8% - (continued)
	Federal National Mortgage Association - 10.8% - (continued)
$ 37,533	4.00%, 06/01/2044	$35,942
5,532	4.00%, 08/01/2044	5,297
40,853	4.00%, 10/01/2044	39,108
66,176	4.00%, 11/01/2044	63,373
45,214	4.00%, 03/01/2045	43,285
60,167	4.00%, 05/01/2045	57,584
347,694	4.00%, 07/01/2045	333,116
404,666	4.00%, 03/01/2046	388,085
244,589	4.00%, 05/01/2046	234,084
347,133	4.00%, 06/01/2046	331,483
348,415	4.00%, 04/01/2047	332,735
733,526	4.00%, 10/01/2047	698,815
757,765	4.00%, 11/01/2047	721,435
3,624,313	4.00%, 06/01/2048	3,443,047
492,284	4.00%, 09/01/2048	468,678
4,676,243	4.00%, 10/01/2048	4,452,055
2,110,337	4.00%, 01/01/2049	2,013,435
4,078,247	4.00%, 04/01/2049	3,893,822
717,798	4.00%, 05/01/2049	684,559
170,389	4.00%, 08/01/2049	163,487
2,882,269	4.00%, 04/01/2050	2,749,935
3,115,167	4.00%, 06/25/2050(4)	599,736
3,359,549	4.00%, 11/25/2050(4)	678,869
1,815,306	4.00%, 08/01/2051	1,733,091
1,958,609	4.00%, 06/01/2052	1,853,369
5,523,800	4.12%, 11/01/2030	5,477,489
4,400,000	4.37%, 11/01/2030	4,408,280
4,474,128	4.39%, 04/01/2029	4,492,581
164,452	4.50%, 09/01/2035	163,068
1,366,569	4.50%, 12/01/2037	1,372,798
43,074	4.50%, 08/01/2040	42,702
533,011	4.50%, 10/01/2040	528,513
25,685	4.50%, 08/01/2041	25,468
6,191	4.50%, 09/01/2041	6,133
279,470	4.50%, 10/01/2041	277,111
1,066,149	4.50%, 08/25/2043(4)	199,201
221,907	4.50%, 09/01/2043	220,034
565,585	4.50%, 04/01/2049	552,764
1,805,626	4.50%, 01/01/2051	1,740,167
5,940,386	4.50%, 03/25/2051(4)	1,136,268
3,402,222	4.50%, 03/01/2053	3,281,587
2,785,000	4.52%, 10/01/2030	2,801,782
760,000	4.75%, 04/01/2028	765,087
36,796	5.00%, 04/25/2038	37,036
922,552	5.00%, 12/25/2043(4)	169,645
5,672,401	5.00%, 07/25/2047	5,663,337
3,266,856	5.00%, 12/25/2051	3,261,635
15,925,337	5.00%, 09/01/2052	15,791,288
4,576,107	5.00%, 10/01/2052	4,536,933
784,744	5.00%, 11/01/2052	777,100
8,424,319	5.00%, 01/01/2053	8,347,764
3,515,000	5.07%, 12/01/2028	3,584,116
31,948	5.50%, 06/01/2033	32,754
126,759	5.50%, 07/01/2033	127,833
9,493	5.50%, 08/01/2033	9,549
512,696	5.50%, 11/01/2035	521,920
4,601,608	5.50%, 11/25/2035	4,698,972
120,768	5.50%, 04/01/2036	124,540
117,524	5.50%, 04/25/2037	120,862
1,279,050	5.50%, 04/01/2038	1,307,845
3,019,729	5.50%, 11/01/2039	3,085,700
6,624,875	5.50%, 08/01/2040	6,773,644
780,420	5.50%, 11/25/2040(4)	84,582
275,582	5.50%, 06/25/2042(4)	51,267
450,187	5.50%, 09/25/2044(4)	74,993
2,904,338	5.50%, 06/25/2051	2,929,019
The accompanying notes are an integral part of these financial statements.

153

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.8% - (continued)
	Mortgage-Backed Agencies - 40.8% - (continued)
	Federal National Mortgage Association - 10.8% - (continued)
$ 1,588,532	5.50%, 12/25/2051	$1,601,133
3,024,200	5.50%, 03/25/2052	3,050,324
2,851,166	5.50%, 04/25/2052	2,898,649
1,822,479	5.50%, 10/01/2052	1,842,535
3,117,720	5.50%, 11/01/2052	3,149,455
6,076,711	5.50%, 12/01/2052	6,142,310
3,153,355	5.50%, 06/01/2053	3,185,971
758,061	5.50%, 07/01/2053	764,422
79,714	5.50%, 08/01/2053	80,304
309,071	5.50%, 09/01/2053	311,581
663,970	5.50%, 10/01/2053	669,541
3,174,135	5.50%, 11/01/2053	3,199,958
52,588	5.50%, 12/01/2053	52,894
2,436,315	5.50%, 02/01/2054	2,456,201
181,352	5.50%, 03/01/2054	182,420
35,041,316	5.50%, 08/01/2054	35,233,365
7,396	5.51%, 05/25/2042(2)(4)	735
38,038	6.00%, 12/01/2032	38,806
41,212	6.00%, 03/01/2033	42,297
116,560	6.00%, 02/01/2037	122,172
97,772	6.00%, 12/01/2037	102,493
54,199	6.00%, 03/01/2038	56,659
23,144	6.00%, 10/01/2038	24,262
340,471	6.00%, 01/25/2042(4)	13,706
984,297	6.00%, 04/01/2044	1,005,947
1,718,359	6.00%, 05/01/2053	1,780,655
6,255,543	6.00%, 02/01/2054	6,386,523
2,816,625	6.00%, 05/01/2054	2,879,300
2,580,987	6.00%, 06/01/2054	2,635,030
2,144,939	6.00%, 09/01/2054	2,193,057
8,760,510	6.00%, 11/01/2054	8,943,107
665	7.50%, 12/01/2029	671
2,094	7.50%, 03/01/2030	2,152
6,112	7.50%, 09/01/2031	6,219
		466,228,926
	Government National Mortgage Association - 8.3%
465,747	1.25%, 05/20/2051	365,750
3,556,654	2.00%, 10/20/2050	2,932,612
4,204,827	2.00%, 11/20/2050	3,461,038
4,304,366	2.00%, 12/20/2050	3,542,969
133,683	2.00%, 01/20/2051	110,036
1,842,444	2.00%, 08/20/2051	1,570,139
12,901,189	2.00%, 02/20/2052	10,619,106
17,663,188	2.00%, 03/20/2052	14,538,758
768,870	2.00%, 06/20/2052	632,865
548,176	2.14%, 04/20/2040	459,817
256,877	2.50%, 12/16/2039	244,640
625,209	2.50%, 07/20/2041	568,870
3,540,312	2.50%, 10/20/2049	3,159,691
2,739,986	2.50%, 11/20/2049	2,364,717
2,173,211	2.50%, 03/20/2051	1,862,417
14,769,058	2.50%, 04/20/2051	12,664,417
4,776,953	2.50%, 07/20/2051	4,093,793
9,538,771	2.50%, 09/20/2051	8,179,318
24,446,809	2.50%, 10/20/2051	20,962,654
2,041,287	2.50%, 11/20/2051	1,750,360
563,207	2.50%, 02/20/2052	482,888
18,899,619	2.50%, 03/20/2052	16,204,374
22,510,885	2.50%, 04/20/2052	19,300,597
29,364	3.00%, 09/20/2028(4)	109
1,410,755	3.00%, 05/20/2035(4)	58,175
465,710	3.00%, 09/20/2042	408,584
50,747	3.00%, 11/15/2042	46,722
222,244	3.00%, 02/16/2043(4)	28,369
56,870	3.00%, 06/15/2043	51,967
24,704	3.00%, 10/15/2044	22,144
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.8% - (continued)
	Mortgage-Backed Agencies - 40.8% - (continued)
	Government National Mortgage Association - 8.3% - (continued)
$ 40,801	3.00%, 02/15/2045	$36,565
23,620	3.00%, 03/15/2045	21,172
102,457	3.00%, 04/15/2045	91,840
220,715	3.00%, 04/20/2045	205,509
25,994	3.00%, 06/15/2045	23,194
517,518	3.00%, 07/15/2045	463,872
9,240	3.00%, 08/15/2045	8,282
28,822	3.00%, 11/20/2045	26,040
169,000	3.00%, 02/20/2046	141,823
5,002,639	3.00%, 07/20/2050(4)	652,596
10,124,518	3.00%, 04/20/2051	9,024,875
2,793,422	3.00%, 06/20/2051	2,490,003
2,993,669	3.00%, 08/20/2051	2,668,485
3,741,137	3.00%, 09/20/2051	3,335,408
2,564,515	3.00%, 10/20/2051	2,285,945
8,719,432	3.00%, 12/20/2051	7,774,952
2,078,435	3.00%, 12/20/2052	1,856,044
3,246	3.50%, 02/16/2027(4)	7
20,728	3.50%, 03/20/2027(4)	47
13,325	3.50%, 07/20/2040(4)	37
152,478	3.50%, 04/20/2042(4)	3,430
147,712	3.50%, 05/15/2042	137,193
1,176,491	3.50%, 10/20/2042(4)	161,056
403,819	3.50%, 12/15/2042	374,563
331,994	3.50%, 03/15/2043	307,628
468,314	3.50%, 04/15/2043	433,935
750,377	3.50%, 05/15/2043	695,541
354,548	3.50%, 07/20/2043(4)	52,916
1,463,611	3.50%, 03/20/2044	1,359,188
1,532,383	3.50%, 06/20/2046	1,412,137
1,551,338	3.50%, 02/20/2047	1,439,042
215,076	3.50%, 07/20/2047	199,262
1,697,418	3.50%, 08/20/2047	1,577,848
60,136	3.50%, 09/20/2047	55,677
74,126	3.50%, 10/20/2047	68,121
351,244	3.50%, 11/20/2047	323,899
314,955	3.50%, 03/20/2048	291,115
2,182,812	3.50%, 06/20/2049	2,008,609
1,214,850	3.50%, 07/20/2049	1,120,294
5,321,483	3.50%, 11/20/2049	4,899,056
568,654	3.50%, 12/20/2049	521,436
345,855	3.50%, 01/20/2050	318,385
357,229	3.50%, 06/20/2050	328,135
5,351,795	3.50%, 02/20/2051	4,913,618
743,981	3.50%, 03/20/2052	716,884
915,311	3.88%, 08/15/2042	870,514
84	4.00%, 12/16/2026(4)	0 (12)
28,960	4.00%, 05/20/2029(4)	83
523,042	4.00%, 09/20/2040	503,987
93,049	4.00%, 10/20/2040	88,814
238,111	4.00%, 12/20/2040	227,528
55,849	4.00%, 05/16/2042(4)	4,228
1,710,525	4.00%, 09/16/2042(4)	349,488
79,489	4.00%, 01/20/2044(4)	14,927
1,271,998	4.00%, 02/20/2045	1,225,621
971,517	4.00%, 08/20/2045	932,287
660,661	4.00%, 03/20/2047(4)	105,201
260,026	4.00%, 11/20/2047	244,110
818,185	4.00%, 03/20/2048	767,876
3,408,476	4.00%, 07/20/2048	3,242,843
5,374,418	4.00%, 08/20/2052	5,059,165
18,375,000	4.00%, 05/20/2056(13)	17,142,235
7,886	4.50%, 07/15/2033	7,869
20,245	4.50%, 05/15/2040	20,007
106,029	4.50%, 06/15/2041	104,402
14,093	4.50%, 09/20/2041	13,933
The accompanying notes are an integral part of these financial statements.

154

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.8% - (continued)
	Mortgage-Backed Agencies - 40.8% - (continued)
	Government National Mortgage Association - 8.3% - (continued)
$ 7,417	4.50%, 05/20/2044	$7,314
384,194	4.50%, 06/20/2044	378,848
329,038	4.50%, 10/20/2044	324,459
559,357	4.50%, 05/20/2045(4)	116,874
1,750,303	4.50%, 08/20/2045(4)	321,486
268,001	4.50%, 01/20/2046	264,273
1,012,634	4.50%, 12/16/2046(4)	136,765
807,407	4.50%, 01/20/2047(4)	82,947
1,191,652	4.50%, 05/20/2048(4)	169,577
882,994	4.50%, 08/20/2049	862,131
1,472,274	4.50%, 09/20/2049	1,440,871
1,340,365	4.50%, 08/20/2052	1,303,456
1,211,806	4.50%, 09/20/2052	1,177,720
5,584,355	4.50%, 10/20/2052	5,428,932
10,883,508	4.50%, 11/20/2054	10,528,127
10,724,724	4.50%, 12/20/2054	10,358,108
34,280,000	4.50%, 05/20/2056(13)	33,053,419
35,249	5.00%, 05/20/2034	35,447
16,203	5.00%, 07/15/2039	16,559
811,307	5.00%, 02/16/2040(4)	155,862
1,350,168	5.00%, 05/20/2040(4)	1,261,439
966,247	5.00%, 06/20/2040	986,548
379,768	5.00%, 07/20/2040	386,811
218,098	5.00%, 06/15/2041	220,726
229,533	5.00%, 10/16/2041(4)	37,891
321,531	5.00%, 03/15/2044	325,397
434,297	5.00%, 06/20/2046(4)	44,122
178,638	5.00%, 01/16/2047(4)	33,258
129,037	5.00%, 09/16/2047(4)	24,546
4,374,781	5.00%, 10/20/2047(4)	865,835
136,626	5.00%, 06/20/2048(4)	14,500
4,294,067	5.00%, 06/15/2052	4,266,664
135,525	5.00%, 07/15/2052	134,660
114,675	5.50%, 05/20/2038	116,737
429,926	5.50%, 03/20/2039(4)	23,380
457,317	5.50%, 02/16/2047(4)	57,159
248,874	5.50%, 02/20/2047(4)	34,550
33,150,000	5.50%, 05/20/2056(13)	33,382,953
16,525,000	5.50%, 06/20/2056(13)	16,617,887
334,298	5.95%, 07/20/2039(2)(4)	1,666
11,175	6.00%, 11/15/2032	11,277
44,888	6.00%, 02/15/2033	45,271
2,962	6.00%, 07/15/2033	2,982
10,507	6.00%, 10/15/2034	10,598
95,065	6.00%, 03/15/2036	99,416
1,077	6.00%, 05/15/2036	1,135
58,637	6.00%, 08/15/2039	60,517
4,679	6.00%, 09/15/2039	4,845
9,051	6.00%, 06/15/2040	9,328
555,770	6.00%, 09/20/2040(4)	86,037
517,544	6.00%, 02/20/2046(4)	58,609
9,787,831	6.00%, 09/20/2055	9,984,351
7,623,000	6.00%, 05/20/2056(13)	7,771,326
1,977	6.50%, 09/15/2028	2,023
136	6.50%, 10/15/2028	140
1,464	6.50%, 12/15/2028	1,506
4,541	6.50%, 05/15/2029	4,639
2,072	6.50%, 08/15/2031	2,128
41,187	6.50%, 11/15/2031	41,762
11,224	6.50%, 01/15/2032	11,524
1,842	6.50%, 03/15/2032	1,867
1,161	6.50%, 04/15/2032	1,200
		359,651,063
	Tennessee Valley Authority Power - 0.0%
700,000	4.25%, 09/15/2065	567,718
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.8% - (continued)
	Mortgage-Backed Agencies - 40.8% - (continued)
	Uniform Mortgage-Backed Security - 14.1%
$ 1,052,000	2.00%, 05/01/2056(13)	$841,488
26,030,000	2.50%, 05/01/2056(13)	21,792,390
13,715,000	3.00%, 05/01/2056(13)	12,004,637
33,495,000	3.50%, 05/01/2056(13)	30,485,017
14,985,000	4.00%, 05/01/2039(13)	14,598,567
47,115,000	4.50%, 06/01/2039(13)	46,715,666
38,328,000	4.50%, 05/01/2056(13)	36,864,088
39,740,000	4.50%, 06/01/2056(13)	38,194,215
12,125,000	5.00%, 05/01/2041(13)	12,212,838
112,865,000	5.00%, 05/01/2056(13)	111,182,210
25,180,000	5.50%, 05/01/2041(13)	25,719,398
136,338,000	5.50%, 05/01/2056(13)	137,016,193
75,732,000	6.00%, 05/01/2056(13)	77,309,689
47,025,000	6.00%, 06/01/2056(13)	47,955,053
		612,891,449
	Total U.S. Government Agencies (cost $1,808,019,165)	$1,770,075,582
U.S. GOVERNMENT SECURITIES - 32.5%
	U.S. Treasury Securities - 32.5%
	U.S. Treasury Bonds - 12.9%
100,845,000	1.25%, 05/15/2050(14)	$47,286,851
66,610,000	1.38%, 11/15/2040	42,604,381
23,005,000	1.38%, 08/15/2050	11,113,392
32,975,000	2.25%, 05/15/2041	23,856,639
26,985,000	2.50%, 02/15/2045	18,741,926
18,100,000	2.50%, 02/15/2046	12,361,027
23,034,000	2.88%, 11/15/2046	16,673,557
12,500,000	3.00%, 02/15/2047	9,224,609
14,136,000	3.00%, 05/15/2047	10,401,556
17,840,000	3.00%, 02/15/2048	13,013,444
58,725,000	3.00%, 08/15/2052(15)	41,210,727
11,885,000	3.13%, 02/15/2043	9,437,897
55,100,000	3.13%, 08/15/2044(16)	42,805,812
43,015,000	3.13%, 05/15/2048	32,019,291
16,225,000	3.38%, 08/15/2042	13,455,976
75,440,000	3.38%, 05/15/2044	61,091,666
14,635,000	3.63%, 08/15/2043	12,391,729
31,690,000	3.63%, 05/15/2053	25,083,378
19,765,000	4.00%, 11/15/2042	17,753,757
3,775,000	4.25%, 05/15/2039	3,638,451
62,680,000	4.25%, 08/15/2054	55,442,419
7,035,000	4.50%, 08/15/2039	6,923,979
113,300	4.63%, 02/15/2046	108,201
11,555,000	4.75%, 08/15/2055	11,116,271
22,650,000	4.75%, 02/15/2056	21,807,703
		559,564,639
	U.S. Treasury Inflation-Indexed Bonds - 1.4%
29,954,406	0.25%, 02/15/2050(17)	16,972,144
44,297,597	0.75%, 02/15/2042(17)	34,272,118
10,850,328	0.75%, 02/15/2045(17)	7,811,427
		59,055,689
	U.S. Treasury Notes - 18.2%
32,995,000	0.63%, 05/15/2030	28,892,536
98,300,000	1.63%, 05/15/2031	87,529,239
60,100,000	2.38%, 05/15/2027	59,233,715
1,650,800	3.38%, 02/29/2028	1,636,356
1,499,100	3.50%, 02/15/2029	1,482,938
59,905,000	3.50%, 02/15/2033	57,443,279
59,945,000	3.63%, 12/31/2030	58,963,869
110,305,000	3.75%, 04/15/2028	110,007,694
2,534,100	3.75%, 01/31/2031	2,505,195
3,640,500	3.75%, 02/28/2033	3,544,368
56,335,000	3.88%, 08/15/2034	54,666,956
The accompanying notes are an integral part of these financial statements.

155

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 32.5% - (continued)
	U.S. Treasury Securities - 32.5% - (continued)
	U.S. Treasury Notes - 18.2% - (continued)
$ 22,605,000	4.00%, 10/31/2029		$22,639,437
35,755,000	4.00%, 02/28/2030		35,792,710
64,850,000	4.00%, 02/15/2034		63,699,925
72,470,000	4.00%, 11/15/2035		70,329,870
44,415,000	4.13%, 07/31/2028		44,633,605
44,799,400	4.13%, 02/15/2036		43,854,413
20,725,000	4.38%, 01/31/2032		21,004,302
23,060,000	4.63%, 02/15/2035		23,544,620
			791,405,027
	Total U.S. Government Securities (cost $1,574,910,192)		$1,410,025,355
PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
798	Oracle Corp. Series D, 6.50%*		$38,839
	Total Preferred Stocks (cost $39,900)		$38,839
	Total Long-Term Investments (cost $5,215,656,734)		$4,986,742,183
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.2%
7,700,328	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $7,701,107; collateralized by U.S. Treasury Note at 3.63%, maturing 09/30/2030, with a market value of $7,854,469		$7,700,328
	Securities Lending Collateral - 0.5%
21,255,961	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(18)		21,255,961
	Total Short-Term Investments (cost $28,956,289)		$28,956,289
	Total Investments (cost $5,244,613,023)	115.6%	$5,015,698,472
	Other Assets and Liabilities	(15.6)%	(677,372,541)
	Net Assets	100.0%	$4,338,325,931
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$1,112,295,328, representing 25.6% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Securities disclosed are interest-only strips.
(5)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the aggregate value of these securities was $111,475,311, representing 2.6% of net assets.

(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(9)	The rate shown represents current yield to maturity.
(10)	Securities disclosed are principal-only strips.
(11)	Security is a zero-coupon bond.
(12)	Market value is less than $1.
(13)	Represents or includes a TBA transaction.
(14)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of April 30, 2026, the market value of securities pledged was $1,013,775.
(15)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2026, the market value of securities pledged was $10,291,278.
(16)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2026, the market value of securities pledged was $32,628,750.
(17)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(18)	Current yield as of period end.
The accompanying notes are an integral part of these financial statements.

156

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	752	06/15/2026	$57,964,185	$(903,075)
Canadian 10-Year Bond Future	356	06/19/2026	31,221,909	(240,914)
Euro BUXL 30-Year Bond Future	224	06/08/2026	28,650,573	(731,084)
Euro-BUND Future	59	06/08/2026	8,680,595	(3,522)
U.S. Treasury 10-Year Note Future	753	06/18/2026	83,277,093	(23,266)
U.S. Treasury 10-Year Ultra Future	693	06/18/2026	78,211,547	(828,502)
U.S. Treasury Long Bond Future	685	06/18/2026	77,297,969	(2,393,919)
U.S. Treasury Ultra Bond Future	208	06/18/2026	23,926,500	(609,817)
Total				$(5,734,099)
Short position contracts:
Euro-BTP Italian Bond Future	(325)	06/08/2026	$(44,612,772)	$184,977
Euro-OAT Future	(300)	06/08/2026	(41,994,359)	107,541
Euro-Schatz Future	(1,026)	06/08/2026	(127,340,404)	180,528
Long Gilt Future	(33)	06/26/2026	(3,888,302)	244,147
U.S. Treasury 2-Year Note Future	(120)	06/30/2026	(24,855,000)	62,191
U.S. Treasury 5-Year Note Future	(698)	06/30/2026	(75,269,485)	155,322
Total				$934,706
Total futures contracts				$(4,799,393)

TBA Sale Commitments Outstanding at April 30, 2026
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 2.00%	$3,475,000	05/20/2056	$(2,858,360)	$19,168
Government National Mortgage Association, 2.50%	16,886,000	05/20/2056	(14,461,535)	133,296
Government National Mortgage Association, 3.00%	4,975,000	05/20/2056	(4,429,983)	23,194
Government National Mortgage Association, 4.00%	36,775,000	05/20/2056	(34,307,793)	(7,451)
Government National Mortgage Association, 4.00%	18,375,000	06/20/2056	(17,132,904)	157,055
Government National Mortgage Association, 4.50%	65,345,000	05/20/2056	(63,006,874)	375,120
Government National Mortgage Association, 4.50%	21,750,000	06/23/2055	(20,953,066)	181,816
Government National Mortgage Association, 5.00%	28,082,500	05/20/2056	(27,836,528)	112,983
Mexico Government International Bonds, 5.63%	1,370,000	09/22/2035	(1,337,805)	692
Uniform Mortgage-Backed Security, 2.50%	81,699,000	05/01/2056	(68,398,635)	195,711
Uniform Mortgage-Backed Security, 2.50%	40,840,000	06/01/2056	(34,180,197)	201,183
Uniform Mortgage-Backed Security, 4.00%	9,123,000	05/01/2056	(8,554,596)	28,508
Total TBA sale commitments (proceeds receivable $298,879,551)			$(297,458,276)	$1,421,275
At April 30, 2026, the aggregate market value of TBA Sale Commitments represents (6.9)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.S45.V2	USD	21,101,850	5.00%	12/20/2030	Quarterly	$1,302,521	$—	$1,658,940	$356,419
CDX.NA.HY.S46.V1	USD	31,100,000	5.00%	06/20/2031	Quarterly	1,594,858	—	2,393,159	798,301
CDX.NA.IG.S45.V1	USD	65,175,000	1.00%	12/20/2030	Quarterly	1,250,534	—	1,441,338	190,804
CDX.NA.IG.S46.V1	USD	2,650,000	1.00%	06/20/2031	Quarterly	55,995	—	58,620	2,625
ITRAXX-EUR S45.V1	EUR	4,550,000	1.00%	06/20/2031	Quarterly	79,856	—	109,542	29,686
Total						$4,283,764	$—	$5,661,599	$1,377,835
The accompanying notes are an integral part of these financial statements.

157

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2026 – (continued)
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Oracle Corp. (BBB)	USD	11,750,000	1.00%	12/20/2030	Quarterly	$—	$(123,915)	$(299,974)	$(176,059)
Paramount Global (BB+)	USD	6,535,000	1.00%	06/20/2031	Quarterly	—	(578,855)	(515,699)	63,156
Total						$—	$(702,770)	$(815,673)	$(112,903)
Total centrally cleared credit default swap contracts						$4,283,764	$(702,770)	$4,845,926	$1,264,932

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.70% Fixed	12 Mo. USD SOFR	USD	24,075,000	05/31/2029	Annual	$1	$—	$54,955	$54,954
3.38% Fixed	12 Mo. USD SOFR	USD	8,625,000	05/31/2030	Annual	—	—	103,074	103,074
3.60% Fixed	12 Mo. USD SOFR	USD	19,100,000	11/15/2032	Annual	—	—	209,196	209,196
4.16% Fixed	12 Mo. USD SOFR	USD	78,275,000	03/19/2045	Annual	—	(143,113)	523,523	666,636
4.16% Fixed	12 Mo. USD SOFR	USD	4,775,000	04/09/2046	Annual	—	(4,990)	40,963	45,953
1.56% Fixed	12 Mo. USD SOFR	USD	12,720,000	12/15/2051	Annual	—	(67,637)	5,441,644	5,509,281
2.97% Fixed	12 Mo. USD SOFR	USD	16,045,000	03/15/2053	Annual	8,707	—	3,255,436	3,246,729
2.88% Fixed	12 Mo. USD SOFR	USD	7,545,000	03/15/2053	Annual	78,804	—	1,641,301	1,562,497
3.25% Fixed	12 Mo. USD SOFR	USD	7,880,000	06/21/2053	Annual	—	(77,631)	1,290,478	1,368,109
3.59% Fixed	12 Mo. USD SOFR	USD	12,140,000	09/20/2053	Annual	50,434	—	1,262,689	1,212,255
3.75% Fixed	12 Mo. USD SOFR	USD	7,350,000	12/18/2054	Annual	10,371	—	561,613	551,242
Total centrally cleared interest rate swaps contracts						$148,317	$(293,371)	$14,384,872	$14,529,926

Foreign Currency Contracts Outstanding at April 30, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
45,564,000	EUR	53,333,163	USD	BNP	05/29/2026	$218,296
1,204,000	EUR	1,410,835	USD	GSC	05/29/2026	4,228
1,254,000	EUR	1,472,063	USD	DEUT	05/29/2026	1,766
447,343	USD	382,000	EUR	JPM	05/29/2026	(1,623)
914,501	USD	780,000	EUR	DEUT	05/29/2026	(2,234)
182,886,491	USD	156,245,000	EUR	BNP	05/29/2026	(748,565)
340,182	USD	252,000	GBP	JPM	05/29/2026	(2,716)
10,501,457	USD	7,789,000	GBP	GSC	05/29/2026	(97,092)
Total foreign currency contracts						$(627,940)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

158

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$899,697,184	$—	$899,697,184	$—
Convertible Bonds	1,746,002	—	1,746,002	—
Corporate Bonds	802,532,103	—	802,532,103	—
Foreign Government Obligations	98,624,992	—	98,624,992	—
Municipal Bonds	4,002,126	—	4,002,126	—
U.S. Government Agencies	1,770,075,582	—	1,770,075,582	—
U.S. Government Securities	1,410,025,355	—	1,410,025,355	—
Preferred Stocks	38,839	38,839	—	—
Short-Term Investments	28,956,289	21,255,961	7,700,328	—
Foreign Currency Contracts(2)	224,290	—	224,290	—
Futures Contracts(2)	934,706	934,706	—	—
Swaps - Credit Default(2)	1,440,991	—	1,440,991	—
Swaps - Interest Rate(2)	14,529,926	—	14,529,926	—
Total	$5,032,828,385	$22,229,506	$5,010,598,879	$—
Liabilities
Foreign Currency Contracts(2)	$(852,230)	$—	$(852,230)	$—
Futures Contracts(2)	(5,734,099)	(5,734,099)	—	—
Swaps - Credit Default(2)	(176,059)	—	(176,059)	—
TBA Sale Commitments	(297,458,276)	—	(297,458,276)	—
Total	$(304,220,664)	$(5,734,099)	$(298,486,565)	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

159

The Hartford World Bond Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.3%
	Bermuda - 0.3%
$ 145,895	AREIT Ltd. Series 2023-CRE8, 5.78%, 08/17/2041, 1 mo. USD Term SOFR + 2.11%(1)(2)	$145,895
	Bellemeade Re Ltd.
830,254	Series 2025-1, 5.20%, 10/25/2035, 30 day USD SOFR Average + 1.55%(1)(2)	830,816
2,453,019	Series 2023-1, 7.90%, 10/25/2033, 30 day USD SOFR Average + 4.25%(1)(2)	2,501,518
	Home Re Ltd.
1,702,793	Series 2023-1, 8.25%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(2)	1,735,021
1,000,000	Series 2023-1, 9.65%, 10/25/2033, 30 day USD SOFR Average + 6.00%(1)(2)	1,071,288
1,756,853	Radnor RE Ltd. Series 2022-1, 10.40%, 09/25/2032, 30 day USD SOFR Average + 6.75%(1)(2)	1,818,664
3,235,000	TSTAT Ltd. Series 2022-1A, 5.03%, 01/20/2032, 3 mo. USD Term SOFR + 1.35%(1)(2)	3,234,948
		11,338,150
	Cayman Islands - 2.0%
955,000	ACREC LLC Series 2026-FL4, 5.26%, 01/18/2043, 1 mo. USD Term SOFR + 1.60%(1)(2)	954,977
2,000,000	AGL CLO 9 Ltd. Series 2020-9A, 7.23%, 04/20/2037, 3 mo. USD Term SOFR +5.00%(1)(2)	1,934,296
2,135,000	Anchorage Capital CLO 28 Ltd. Series 2024-28A, 5.18%, 04/20/2037, 3 mo. USD Term SOFR + 1.50%(1)(2)	2,138,019
750,000	Anchorage Capital CLO 32 Ltd. Series 2025-32A, 7.62%, 07/15/2037, 3 mo. USD Term SOFR + 3.55%(1)(2)	750,320
	Bain Capital Credit CLO Ltd.
2,500,000	Series 2022-2A, 5.56%, 04/22/2035, 3 mo. USD Term SOFR + 1.90%(1)(2)	2,482,328
2,145,000	Series 2021-3A, 5.57%, 07/24/2034, 3 mo. USD Term SOFR + 1.90%(1)(2)	2,146,075
2,735,000	Ballyrock CLO 26 Ltd. Series 2024-26A, 6.97%, 07/25/2037, 3 mo. USD Term SOFR + 3.33%(1)(2)	2,740,651
1,250,000	Ballyrock CLO 27 Ltd. Series 2024-27A, 6.57%, 10/25/2037, 3 mo. USD Term SOFR + 2.90%(1)(2)	1,252,113
3,500,000	Benefit Street Partners CLO XXII Ltd. Series 2020-22A, 5.43%, 04/20/2035, 3 mo. USD Term SOFR + 1.75%(1)(2)	3,483,774
1,374,733	BSPRT Issuer Ltd. Series 2023-FL10, 5.91%, 09/15/2035, 1 mo. USD Term SOFR + 2.26%(1)(2)	1,376,290
2,310,000	Buckhorn Park CLO Ltd. Series 2019-1A, 6.58%, 07/18/2034, 3 mo. USD Term SOFR + 2.90%(1)(2)	2,231,178
915,000	BXMT Ltd. Series 2026-FL6, 5.11%, 08/19/2043, 1 mo. USD Term SOFR + 1.45%(1)(2)	914,996
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.3% - (continued)
	Cayman Islands - 2.0% - (continued)
$ 2,890,000	CIFC Funding Ltd. Series 2023-2A, 5.32%, 01/21/2037, 3 mo. USD Term SOFR + 1.65%(1)(2)	$2,873,007
1,500,000	Elmwood CLO III Ltd. Series 2019-3A, 6.78%, 07/18/2037, 3 mo. USD Term SOFR + 3.10%(1)(2)	1,492,857
1,700,000	Elmwood CLO VI Ltd. Series 2020-3A, 6.78%, 07/18/2037, 3 mo. USD Term SOFR + 3.10%(1)(2)	1,700,029
1,500,000	Elmwood CLO VIII Ltd. Series 2021-1A, 7.48%, 04/20/2037, 3 mo. USD Term SOFR + 3.80%(1)(2)	1,505,585
116,719	Falcon Aerospace Ltd. Series 2019-1, 3.60%, 09/15/2039(1)	115,330
865,000	Franklin Park Place CLO VI LLC Series 2025-1A, 5.67%, 07/15/2038, 3 mo. USD Term SOFR + 2.00%(1)(2)	865,546
860,000	GoldenTree Loan Management U.S. CLO 8 Ltd. Series 2020-8A, 6.58%, 10/20/2034, 3 mo. USD Term SOFR + 2.90%(1)(2)	861,797
4,250,000	Golub Capital Partners CLO 60B Ltd. Series 2022-60A, 5.27%, 10/25/2034, 3 mo. USD Term SOFR + 1.60%(1)(2)	4,251,628
2,275,000	Golub Capital Partners Static Ltd. Series 2024-1A, 5.33%, 07/20/2035, 3 mo. USD Term SOFR + 1.65%(1)(2)	2,267,891
770,000	GS REFT Issuer Ltd. Series 2026-FL1, 5.16%, 04/19/2043, 1 mo. USD Term SOFR + 1.50%(1)(2)	771,202
2,497,965	Horizon Aircraft Finance I Ltd. Series 2018-1, 4.46%, 12/15/2038(1)	2,488,723
1,088,909	Horizon Aircraft Finance III Ltd. Series 2019-2, 3.43%, 11/15/2039(1)	1,067,875
3,000,000	HPS Loan Management Ltd. Series 10A-16, 5.53%, 04/20/2034, 3 mo. USD Term SOFR + 1.85%(1)(2)	2,985,813
2,423,254	JOL Air Ltd. Series 2019-1, 3.97%, 04/15/2044(1)	2,420,347
2,775,000	Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, 5.53%, 07/16/2036, 3 mo. USD Term SOFR + 1.85%(1)(2)	2,777,386
1,500,000	OZLM XVIII Ltd. Series 2018-18A, 5.78%, 04/15/2031, 3 mo. USD Term SOFR + 2.11%(1)(2)	1,505,211
1,725,000	Palmer Square CLO Ltd. Series 2021-4A, 5.52%, 07/15/2038, 3 mo. USD Term SOFR + 1.85%(1)(2)	1,727,149
	Palmer Square Loan Funding Ltd.
3,000,000	Series 2025-2A, 5.07%, 07/15/2033, 3 mo. USD Term SOFR + 1.40%(1)(2)	2,995,269
3,250,000	Series 2024-2A, 5.17%, 01/15/2033, 3 mo. USD Term SOFR + 1.50%(1)(2)	3,249,925
1,910,000	Series 2022-4A, 5.32%, 07/24/2031, 3 mo. USD Term SOFR + 1.65%(1)(2)	1,912,030
2,495,000	Series 2024-1A, 5.52%, 10/15/2032, 3 mo. USD Term SOFR + 1.85%(1)(2)	2,482,657
The accompanying notes are an integral part of these financial statements.

160

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.3% - (continued)
	Cayman Islands - 2.0% - (continued)
$ 1,645,000	Series 2025-1A, 5.90%, 02/15/2033, 3 mo. USD Term SOFR + 2.25%(1)(2)	$1,586,923
2,500,000	Series 2025-3A, 8.11%, 01/15/2034, 3 mo. USD Term SOFR + 4.40%(1)(2)	2,499,940
500,000	Regatta XXVIII Funding Ltd. Series 2024-2A, 7.67%, 04/25/2037, 3 mo. USD Term SOFR + 4.00%(1)(2)	501,375
4,000,000	Riserva CLO Ltd. Series 2016-3A, 5.43%, 01/18/2034, 3 mo. USD Term SOFR + 1.75%(1)(2)	3,983,212
2,989,334	Rockford Tower CLO Ltd. Series 2021-1A, 5.59%, 07/20/2034, 3 mo. USD Term SOFR + 1.91%(1)(2)	2,992,562
3,140,000	Sixth Street CLO VIII Ltd. Series 2017-8A, 5.48%, 10/20/2034, 3 mo. USD Term SOFR + 1.80%(1)(2)	3,138,505
1,500,000	Sound Point CLO II Ltd. Series 2013-1A, 5.78%, 01/26/2031, 3 mo. USD Term SOFR + 2.11%(1)(2)	1,499,714
835,000	Sound Point CLO V-R Ltd. Series 2014-1RA, 7.04%, 07/18/2031, 3 mo. USD Term SOFR + 3.36%(1)(2)	835,019
2,545,000	Southwick Park CLO LLC Series 2019-4A, 5.23%, 07/20/2032, 3 mo. USD Term SOFR + 1.55%(1)(2)	2,536,548
1,000,000	Symphony CLO 43 Ltd. Series 2024-43A, 7.47%, 04/15/2037, 3 mo. USD Term SOFR + 3.80%(1)(2)	1,001,296
1,000,000	Symphony CLO XXII Ltd. Series 2020-22A, 5.78%, 04/18/2033, 3 mo. USD Term SOFR + 2.10%(1)(2)	1,000,212
3,500,000	Symphony CLO XXIX Ltd. Series 2021-29A, 5.57%, 10/15/2035, 3 mo. USD Term SOFR + 1.90%(1)(2)	3,477,281
14,528	Thunderbolt II Aircraft Lease Ltd. Series 2018-A, 5.96%, 09/15/2038(1)(3)	14,534
1,400,000	TRTX Issuer Ltd. Series 2025-FL6, 5.71%, 09/18/2042, 1 mo. USD Term SOFR + 2.05%(1)(2)	1,397,257
		91,186,652
	Ireland - 0.0%
EUR 435,000	Palmer Square European Loan Funding DAC Series 2025-1A, 3.75%, 10/15/2034, 3 mo. EURIBOR + 1.55%(1)(2)	510,191
	Jersey - 0.1%
$ 500,000	Cedar Funding XVIII CLO Ltd. Series 2024-18A, 7.57%, 04/23/2037, 3 mo. USD Term SOFR + 3.90%(1)(2)	500,631
1,555,000	Golub Capital Partners CLO 72 B Ltd. Series 2024-72A, 5.77%, 04/25/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	1,554,222
1,040,000	Hartwick Park CLO Ltd. Series 2023-1A, 5.38%, 01/20/2037, 3 mo. USD Term SOFR + 1.70%(1)(2)	1,034,066
2,000,000	Invesco U.S. CLO Ltd. Series 2023-1A, 6.66%, 04/22/2037, 3 mo. USD Term SOFR + 3.00%(1)(2)	2,002,026
		5,090,945
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.3% - (continued)
	United States - 6.9%
$ 2,685,000	280 Park Avenue Mortgage Trust Series 2017-280P, 4.84%, 09/15/2034, 1 mo. USD Term SOFR + 1.18%(1)(2)	$2,679,966
	AASET Trust
1,557,219	Series 2021-2A, 2.80%, 01/15/2047(1)	1,476,470
358,361	Series 2021-2A, 3.54%, 01/15/2047(1)	340,914
2,307,490	Series 2024-1A, 6.26%, 05/16/2049(1)	2,324,436
1,400,000	Ajax Mortgage Loan Trust Series 2021-A, 2.35%, 09/25/2065(1)(2)	1,198,189
3,810,000	ALA Trust Series 2025-OANA, 5.40%, 06/15/2040, 1 mo. USD Term SOFR + 1.74%(1)(2)	3,824,287
1,770,862	Ally Bank Auto Credit-Linked Notes Series 2025-B, 4.94%, 09/15/2033(1)	1,769,014
	Angel Oak Mortgage Trust
593,785	Series 2021-7, 1.98%, 10/25/2066(1)(2)	519,850
1,675,000	Series 2020-3, 3.81%, 04/25/2065(1)(2)	1,588,328
1,305,850	Series 2024-7, 5.62%, 05/25/2069(1)(3)	1,312,722
475,000	AREIT Trust Series 2025-CRE11, 5.67%, 07/25/2043, 1 mo. USD Term SOFR + 2.00%(1)(2)	476,138
	Avis Budget Rental Car Funding AESOP LLC
1,400,000	Series 2026-1A, 4.96%, 08/20/2030(1)	1,371,772
2,880,000	Series 2026-2A, 5.44%, 08/20/2032(1)	2,824,147
2,530,000	BAHA Trust Series 2024-MAR, 7.77%, 12/10/2041(1)(2)	2,608,547
2,250,000	Bain Capital Credit CLO Ltd. Series 2022-3A, 7.38%, 07/17/2035, 3 mo. USD Term SOFR + 3.70%(1)(2)	2,209,277
1,545,000	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10, 3.00%, 07/15/2049(1)	1,338,154
4,956,697	BBCMS Mortgage Trust Series 2020-C7, 1.70%, 04/15/2053(2)(4)	195,950
339,000	BDS LLC Series 2025-FL15, 5.81%, 03/19/2043, 1 mo. USD Term SOFR + 2.15%(1)(2)	339,819
	Benchmark Mortgage Trust
2,456,964	Series 2019-B9, 1.16%, 03/15/2052(2)(4)	54,225
1,888,000	Series 2020-B16, 2.94%, 02/15/2053(2)	1,738,013
2,080,000	BFLD Commercial Mortgage Trust Series 2024-UNIV, 5.50%, 11/15/2041, 1 mo. USD Term SOFR + 1.84%(1)(2)	2,081,300
2,826,000	BINOM Mortgage Loan Trust Series 2026-NQM1, 5.06%, 02/25/2066(1)(2)	2,823,602
782,110	Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A, 2.44%, 07/15/2046(1)	743,128
4,450,000	BOCA Commercial Mortgage Trust Series 2025-BOCA, 5.55%, 12/15/2042, 1 mo. USD Term SOFR + 1.90%(1)(2)	4,466,604
The accompanying notes are an integral part of these financial statements.

161

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.3% - (continued)
	United States - 6.9% - (continued)
	BPR Trust
$ 1,150,000	Series 2021-NRD, 5.18%, 12/15/2038, 1 mo. USD Term SOFR + 1.53%(1)(2)	$1,144,199
460,000	Series 2024-PMDW, 5.85%, 11/05/2041(1)(2)	465,167
	BRAVO Residential Funding Trust
432,000	Series 2021-NQM2, 2.29%, 03/25/2060(1)(2)	413,789
1,090,000	Series 2021-NQM1, 2.32%, 02/25/2049(1)(2)	975,089
	Bridgecrest Lending Auto Securitization Trust
2,880,000	Series 2026-1, 4.10%, 07/17/2028	2,880,106
2,940,000	Series 2026-1, 4.99%, 11/17/2031	2,920,855
	Business Jet Securities LLC
693,589	Series 2024-2A, 5.36%, 09/15/2039(1)	692,519
414,496	Series 2024-1A, 6.20%, 05/15/2039(1)	423,227
1,180,000	BX Commercial Mortgage Trust Series 2026-ALOHA, 5.40%, 04/15/2043, 1 mo. USD Term SOFR + 1.70%(1)(2)	1,180,740
	BX Trust
1,335,000	Series 2026-RISE, 5.12%, 04/15/2041, 1 mo. USD Term SOFR + 1.45%(1)(2)	1,335,417
3,615,000	Series 2026-CART, 5.20%, 02/15/2036, 1 mo. USD Term SOFR + 1.55%(1)(2)	3,586,165
3,300,000	Series 2025-DELC, 5.45%, 12/15/2042, 1 mo. USD Term SOFR + 1.80%(1)(2)	3,300,000
2,165,000	Series 2025-ARIA, 5.70%, 12/13/2042(1)(2)	2,171,612
2,386,230	Series 2024-BRVE, 6.19%, 04/15/2041, 1 mo. USD Term SOFR + 2.54%(1)(2)	2,393,687
2,599,093	BXSC Commercial Mortgage Trust Series 2022-WSS, 6.05%, 03/15/2035, 1 mo. USD Term SOFR + 2.39%(1)(2)	2,599,093
6,733,388	Cantor Commercial Real Estate Lending Series 2019-CF1, 1.27%, 05/15/2052(2)(4)	150,388
	Castlelake Aircraft Structured Trust
222,537	Series 2019-1A, 3.97%, 04/15/2039(1)	218,933
3,704,161	Series 2026-1A, 5.07%, 03/15/2051(1)	3,651,573
2,550,000	Series 2026-2A, 5.33%, 04/15/2051(1)	2,548,702
	COLT Mortgage Loan Trust
2,258,000	Series 2021-2R, 3.31%, 07/27/2054(1)(2)	1,824,385
542,870	Series 2026-1, 5.11%, 02/25/2071(1)(3)	537,635
1,889,360	Series 2024-7, 5.99%, 12/26/2069(1)(3)	1,897,519
	Commercial Mortgage Trust
604,121	Series 2014-CR15, 3.91%, 02/10/2047(2)	584,478
1,650,000	Series 2014-CR15, 3.96%, 02/10/2047(2)	1,567,715
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.3% - (continued)
	United States - 6.9% - (continued)
$ 2,481,671	CRB Commercial Mortgage Trust Series 2025-CRE1, 3.92%, 09/15/2058(1)(2)	$2,459,466
	CSMC Trust
1,378,027	Series 2021-NQM6, 1.38%, 07/25/2066(1)(2)	1,192,684
1,241,360	Series 2021-NQM8, 2.84%, 10/25/2066(1)(2)	1,137,396
1,085,558	Series 2021-RPL4, 7.56%, 12/27/2060(1)(2)	1,094,255
695,000	Durst Commercial Mortgage Trust Series 2025-151, 5.32%, 08/10/2042(1)(2)	702,385
975,000	Ellington Financial Mortgage Trust Series 2020-1, 5.24%, 05/25/2065(1)(2)	967,698
	Exeter Automobile Receivables Trust
3,430,000	Series 2026-1A, 4.08%, 09/15/2028	3,429,826
3,235,000	Series 2026-1A, 5.00%, 05/17/2032	3,202,933
1,303,000	Series 2026-2A, 5.51%, 08/16/2032	1,311,616
1,195,000	Series 2024-3A, 5.70%, 07/16/2029	1,205,857
2,000,000	Series 2024-4A, 5.81%, 12/16/2030	2,038,641
	Extended Stay America Trust
3,441,422	Series 2026-ESH2, 4.85%, 02/15/2043, 1 mo. USD Term SOFR + 1.20%(1)(2)	3,444,649
775,730	Series 2026-ESH2, 5.05%, 02/15/2043, 1 mo. USD Term SOFR + 1.40%(1)(2)	777,670
	Federal National Mortgage Association Connecticut Avenue Securities Trust
1,288,715	Series 2025-R06, 4.55%, 09/25/2045, 30 day USD SOFR Average + 0.90%(1)(2)	1,289,478
1,321,923	Series 2025-R01, 4.60%, 01/25/2045, 30 day USD SOFR Average + 0.95%(1)(2)	1,321,518
998,773	Series 2024-R04, 4.65%, 05/25/2044, 30 day USD SOFR Average + 1.00%(1)(2)	997,961
1,271,732	Series 2025-R04, 4.65%, 05/25/2045, 30 day USD SOFR Average + 1.00%(1)(2)	1,273,353
1,200,000	Series 2025-R04, 5.15%, 05/25/2045, 30 day USD SOFR Average + 1.50%(1)(2)	1,201,027
1,805,000	Series 2026-R03, 5.19%, 04/25/2046, 30 day USD SOFR Average + 1.55%(1)(2)	1,808,384
2,275,000	Series 2025-R05, 5.25%, 07/25/2045, 30 day USD SOFR Average + 1.60%(1)(2)	2,279,420
3,430,000	Series 2024-R04, 5.30%, 05/25/2044, 30 day USD SOFR Average + 1.65%(1)(2)	3,438,562
835,000	Series 2024-R04, 5.85%, 05/25/2044, 30 day USD SOFR Average + 2.20%(1)(2)	844,322
3,550,000	Series 2025-R03, 5.90%, 03/25/2045, 30 day USD SOFR Average + 2.25%(1)(2)	3,590,423
765,000	Series 2022-R05, 6.65%, 04/25/2042, 30 day USD SOFR Average + 3.00%(1)(2)	776,712
The accompanying notes are an integral part of these financial statements.

162

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.3% - (continued)
	United States - 6.9% - (continued)
$ 1,415,000	Series 2023-R05, 6.75%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(2)	$1,461,820
2,700,000	Series 2020-R02, 6.76%, 01/25/2040, 30 day USD SOFR Average + 3.11%(1)(2)	2,733,227
2,356,739	Series 2020-R01, 7.01%, 01/25/2040, 30 day USD SOFR Average + 3.36%(1)(2)	2,387,571
2,316,770	Series 2019-R07, 7.16%, 10/25/2039, 30 day USD SOFR Average + 3.51%(1)(2)	2,338,376
2,950,000	Series 2023-R08, 7.20%, 10/25/2043, 30 day USD SOFR Average + 3.55%(1)(2)	3,076,071
2,105,000	Series 2020-SBT1, 7.41%, 02/25/2040, 30 day USD SOFR Average + 3.76%(1)(2)	2,148,796
1,371,738	Series 2019-R06, 7.51%, 09/25/2039, 30 day USD SOFR Average + 3.86%(1)(2)	1,385,030
1,260,000	Series 2023-R03, 7.55%, 04/25/2043, 30 day USD SOFR Average + 3.90%(1)(2)	1,317,037
2,310,000	Series 2023-R06, 7.55%, 07/25/2043, 30 day USD SOFR Average + 3.90%(1)(2)	2,417,440
1,715,000	Series 2022-R02, 8.15%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	1,754,119
2,500,000	Series 2021-R03, 9.15%, 12/25/2041, 30 day USD SOFR Average + 5.50%(1)(2)	2,560,778
2,500,000	Series 2021-R01, 9.65%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	2,551,366
1,436,000	Series 2022-R05, 10.65%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(2)	1,512,295
2,000,000	Series 2022-R02, 11.30%, 01/25/2042, 30 day USD SOFR Average + 7.65%(1)(2)	2,086,560
2,977,767	Series 2016-C06, 13.01%, 04/25/2029, 30 day USD SOFR Average + 9.36%(2)	3,075,046
2,963,232	Series 2016-C04, 14.01%, 01/25/2029, 30 day USD SOFR Average + 10.36%(2)	3,021,143
2,657,561	Series 2016-C05, 14.51%, 01/25/2029, 30 day USD SOFR Average + 10.86%(2)	2,709,323
	FIGRE Trust
426,167	Series 2026-HE1, 4.98%, 01/25/2056(1)(2)	420,672
1,618,623	Series 2025-HE1, 5.83%, 01/25/2055(1)(2)	1,647,523
835,000	First Investors Auto Owner Trust Series 2026-1A, 5.80%, 04/17/2034(1)	841,466
960,000	FRTKL Group, Inc. Series 2021-SFR1, 3.17%, 09/17/2038(1)	947,336
3,501,000	FS Commercial Mortgage Trust Series 2023-4SZN, 7.07%, 11/10/2039(1)	3,530,437
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.3% - (continued)
	United States - 6.9% - (continued)
	GCAT Trust
$ 1,758,135	Series 2025-NQM6, 5.14%, 10/25/2070(1)(3)	$1,745,089
3,053,688	Series 2022-NQM2, 5.21%, 02/25/2067(1)(2)	3,044,363
2,890,000	GCRED BSL CLO 1 Series 2025-BSL1A, 5.11%, 01/20/2034, 3 mo. USD Term SOFR + 1.45%(1)(2)	2,889,581
478,243	GS Mortgage-Backed Securities Trust Series 2026-NQM1, 5.23%, 03/25/2066(1)(3)	476,306
2,410,000	Hertz Vehicle Financing III LP Series 2021-2A, 2.52%, 12/27/2027(1)	2,383,455
1,029,009	Hilton Grand Vacations Trust Series 2024-3A, 5.27%, 08/27/2040(1)	1,033,312
2,025,871	Home Partners of America Trust Series 2022-1, 4.73%, 04/17/2039(1)	2,006,397
1,600,000	Home Re Ltd. Series 2026-1, 5.80%, 01/25/2036, 30 day USD SOFR Average + 2.15%(1)(2)	1,603,271
1,400,000	HONO Mortgage Trust Series 2021-LULU, 5.62%, 10/15/2036, 1 mo. USD Term SOFR + 1.96%(1)(2)	1,371,744
	Imperial Fund Mortgage Trust
2,872,398	Series 2022-NQM5, 5.39%, 08/25/2067(1)(3)	2,864,804
2,925,000	Series 2022-NQM5, 6.25%, 08/25/2067(1)(3)	2,914,816
1,240,000	Jersey Mike's Funding LLC Series 2026-1A, 4.95%, 02/15/2056(1)	1,231,331
1,277,520	JP Morgan Chase Bank NA Series 2020-CL1, 8.12%, 10/25/2057, 1 mo. USD Term SOFR + 4.46%(1)(2)	1,372,605
3,281,480	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, 3.46%, 08/15/2049	2,986,674
540,000	JP Morgan Mortgage Trust Series 2026-LTV1, 5.42%, 09/25/2056(1)(2)	539,287
	JW Commercial Mortgage Trust
720,000	Series 2026-MRCO, 5.15%, 06/15/2039, 1 mo. USD Term SOFR + 1.50%(1)(2)	718,488
135,000	Series 2026-MRCO, 5.60%, 06/15/2039, 1 mo. USD Term SOFR + 1.95%(1)(2)	135,000
110,000	Series 2026-MRCO, 6.10%, 06/15/2039, 1 mo. USD Term SOFR + 2.45%(1)(2)	110,000
	Legacy Mortgage Asset Trust
353,175	Series 2021-GS2, 5.75%, 04/25/2061(1)(3)	349,728
236,446	Series 2021-GS1, 5.89%, 10/25/2066(1)(3)	234,394
1,705,550	Series 2021-GS3, 7.25%, 07/25/2061(1)(3)	1,707,080
2,857,088	MAPS Trust Series 2026-1A, 5.20%, 01/15/2051(1)	2,813,563
900,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, 3.92%, 05/15/2046(1)(2)	819,125
6,877,574	Morgan Stanley Capital I Trust Series 2017-H1, 1.44%, 06/15/2050(2)(4)	66,144
The accompanying notes are an integral part of these financial statements.

163

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.3% - (continued)
	United States - 6.9% - (continued)
	Morgan Stanley Residential Mortgage Loan Trust
$ 4,300,000	Series 2026-NQM4, 5.08%, 03/25/2071(1)(2)	$4,286,046
947,344	Series 2026-NQM1, 5.13%, 12/25/2070(1)(3)	940,077
	Multifamily Connecticut Avenue Securities Trust
1,373,857	Series 2025-01, 6.05%, 05/25/2055, 30 day USD SOFR Average + 2.40%(1)(2)	1,393,605
1,567,727	Series 2024-01, 6.40%, 07/25/2054, 30 day USD SOFR Average + 2.75%(1)(2)	1,587,325
1,073,500	Neighborly Issuer LLC Series 2021-1A, 3.58%, 04/30/2051(1)	1,028,973
	New Residential Mortgage Loan Trust
1,770,726	Series 2025-NQM7, 5.01%, 10/26/2065(1)(2)	1,763,664
343,114	Series 2026-NQM1, 5.08%, 11/25/2065(1)(3)	339,965
	OBX Trust
1,258,037	Series 2026-NQM2, 5.14%, 12/01/2065(1)(3)	1,246,443
825,000	Series 2026-NQM6, 5.32%, 04/26/2066(1)(3)	822,790
1,531,000	Series 2026-NQM6, 5.42%, 04/26/2066(1)(3)	1,526,883
520,238	Series 2024-NQM9, 6.44%, 01/25/2064(1)(3)	523,739
737,532	OLIT Trust Series 2025-HB2, 3.00%, 11/25/2038(1)(2)	708,140
2,785,000	PK ALIFT Loan Funding 8 LP Series 2026-1, 4.79%, 09/15/2043(1)	2,744,420
	Pretium Mortgage Credit Partners LLC
3,430,000	Series 2025-RPL1, 4.00%, 07/25/2069(1)(3)	3,304,278
3,087,838	Series 2026-NPL2, 5.15%, 02/25/2056(1)(3)	3,065,595
1,069,617	Series 2026-NPL1, 5.18%, 01/25/2056(1)(3)	1,059,590
2,868,259	Series 2025-NPL14, 5.27%, 12/25/2055(1)(3)	2,849,462
6,470,000	Series 2026-NPL5, 5.71%, 04/25/2056(1)(3)	6,469,935
1,115,000	Series 2025-NPL5, 8.72%, 05/25/2055(1)(3)	1,122,089
	Progress Residential Trust
845,000	Series 2024-SFR4, 3.33%, 07/17/2041(1)	800,356
1,000,000	Series 2024-SFR2, 3.40%, 04/17/2041(1)(2)	943,844
1,230,000	Series 2024-SFR1, 3.75%, 02/17/2041(1)	1,182,246
1,125,000	Series 2026-SFR1, 4.00%, 02/17/2043(1)	1,060,971
1,355,000	Series 2023-SFR1, 4.65%, 03/17/2040(1)	1,339,854
910,000	Series 2022-SFR7, 5.50%, 10/27/2039(1)	904,524
	PRPM LLC
895,474	Series 2025-RCF1, 4.50%, 02/25/2055(1)(3)	884,169
2,176,557	Series 2025-6, 5.77%, 08/25/2028(1)(3)	2,162,642
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.3% - (continued)
	United States - 6.9% - (continued)
$ 1,468,745	Series 2024-7, 5.87%, 11/25/2029(1)(3)	$1,455,848
1,627,825	Series 2025-2, 6.47%, 05/25/2030(1)(3)	1,610,525
1,398,142	PRPM Trust Series 2022-INV1, 4.40%, 04/25/2067(1)(3)	1,390,770
1,553,000	Residential Mortgage Loan Trust Series 2020-2, 5.40%, 05/25/2060(1)(2)	1,547,029
1,040,000	RFR Trust Series 2025-SGRM, 6.01%, 03/11/2041(1)(2)	1,042,814
710,000	Santander Bank Auto Credit-Linked Notes Series 2025-A, 4.66%, 01/16/2034(1)	709,132
1,855,000	SLG Office Trust Series 2026-OMA, 5.16%, 04/15/2041(1)(2)	1,863,260
2,197,023	Sonic Capital LLC Series 2020-1A, 3.85%, 01/20/2050(1)	2,177,795
	STAR Trust
2,729,000	Series 2025-SFR6, 5.06%, 08/17/2042, 1 mo. USD Term SOFR + 1.40%(1)(2)	2,727,298
605,000	Series 2026-SFR7, 5.66%, 05/17/2043, 1 mo. USD Term SOFR + 2.00%(1)(2)	606,849
2,110,426	Stonepeak ABS Series 2021-1A, 2.68%, 02/28/2033(1)	2,062,543
2,437,875	Subway Funding LLC Series 2024-1A, 6.03%, 07/30/2054(1)	2,455,600
	Towd Point Mortgage Trust
4,892,121	Series 2025-HE2, 5.00%, 09/25/2065, 30 day USD SOFR Average + 1.35%(1)(2)	4,896,850
2,070,557	Series 2024-CES2, 6.13%, 02/25/2064(1)(2)	2,091,584
3,147,000	Triangle Re Ltd. Series 2023-1, 8.90%, 11/25/2033, 30 day USD SOFR Average + 5.25%(1)(2)	3,276,999
	Tricon Residential Trust
490,000	Series 2022-SFR1, 4.75%, 04/17/2039(1)	486,216
2,094,893	Series 2026-SFR1, 4.76%, 02/17/2043, 1 mo. USD Term SOFR + 1.10%(1)(2)	2,095,251
839,930	Series 2026-SFR1, 5.01%, 02/17/2043, 1 mo. USD Term SOFR + 1.35%(1)(2)	839,167
1,525,000	Series 2025-SFR1, 5.25%, 03/17/2042, 1 mo. USD Term SOFR + 1.60%(1)(2)	1,523,454
1,210,000	Series 2024-SFR2, 5.70%, 06/17/2040(1)	1,212,373
676,515	Truist Bank Auto Credit-Linked Notes Series 2025-1, 4.73%, 09/26/2033(1)	676,294
1,725,000	VB-S1 Issuer LLC Series 2026-1A, 4.69%, 03/15/2056(1)	1,686,644
4,092,407	VCAT LLC Series 2026-NPL1, 5.10%, 01/25/2056(1)(3)	4,061,714
	Verus Securitization Trust
1,700,000	Series 2021-R1, 3.20%, 10/25/2063(1)(2)	1,533,950
1,305,000	Series 2021-7, 4.14%, 10/25/2066(1)(2)	1,056,235
612,640	Series 2024-6, 6.15%, 07/25/2069(1)(3)	615,550
The accompanying notes are an integral part of these financial statements.

164

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.3% - (continued)
	United States - 6.9% - (continued)
$ 992,315	Series 2024-5, 6.19%, 06/25/2069(1)(3)	$1,001,363
1,251,179	VINE Trust Series 2024-SFR1, 4.50%, 03/17/2041(1)	1,220,402
1,069,000	Vista Point Securitization Trust Series 2020-2, 3.40%, 04/25/2065(1)(2)	1,032,083
109,634	VOLT C LLC Series 2021-NPL9, 5.99%, 05/25/2051(1)(3)	108,582
39,933	VOLT XCV LLC Series 2021-NPL4, 6.24%, 03/27/2051(1)(3)	39,769
848,606	Wave LLC Series 2019-1, 3.60%, 09/15/2044(1)	833,666
2,370,000	WBHT Commercial Mortgage Trust Series 2025-WBM, 5.40%, 06/15/2042, 1 mo. USD Term SOFR + 1.74%(1)(2)	2,368,519
2,000,000	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1, 3.07%, 08/15/2049(2)	1,423,784
	Wells Fargo NA
3,191,578	Series 2019-BN16, 1.09%, 02/15/2052(2)(4)	62,169
9,661,829	Series 2019-BN17, 1.15%, 04/15/2052(2)(4)	232,328
9,012,682	Series 2020-BN26, 1.31%, 03/15/2063(2)(4)	299,429
2,240,000	Series 2018-BN15, 4.81%, 11/15/2061(2)	2,135,919
862,339	WFRBS Commercial Mortgage Trust Series 2013-C16, 4.66%, 09/15/2046(1)(2)	832,166
258,726	Willis Engine Structured Trust VII Series 2023-A, 8.00%, 10/15/2048(1)	263,317
1,180,000	WSTN Trust Series 2023-MAUI, 7.26%, 07/05/2037(1)(2)	1,197,084
		307,708,019
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $417,657,212)	$415,833,957
CONVERTIBLE BONDS - 0.1%
	Luxembourg - 0.0%
EUR 1,700,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.53%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	$1,340,999
	United States - 0.1%
$ 945,000	Ionis Pharmaceuticals, Inc. 0.00%, 12/01/2030(1)(5)	979,847
	NCL Corp. Ltd.
1,008,000	0.75%, 09/15/2030(1)	942,150
600,000	0.88%, 04/15/2030	630,750
675,000	Terawulf, Inc. 0.00%, 05/01/2032(1)(5)	921,240
		3,473,987
	Total Convertible Bonds (cost $4,670,879)	$4,814,986
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.1%
	Australia - 0.0%
	Fortescue Treasury Pty. Ltd.
$ 900,000	4.38%, 04/01/2031(1)	$859,984
625,000	5.88%, 04/15/2030(1)	637,713
		1,497,697
	Canada - 0.7%
875,000	1011778 BC ULC/New Red Finance, Inc. 4.38%, 01/15/2028(1)	863,968
	Enbridge, Inc.
6,885,000	4.60%, 06/20/2028	6,905,091
7,645,000	5.95%, 04/05/2054	7,636,264
	Garda World Security Corp.
1,321,000	6.50%, 01/15/2031(1)	1,349,499
900,000	8.38%, 11/15/2032(1)	928,600
1,140,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	1,111,513
1,400,000	Northriver Midstream Finance LP 6.75%, 07/15/2032(1)	1,433,425
	Open Text Corp.
8,895,000	3.88%, 02/15/2028(1)	8,606,508
875,000	3.88%, 12/01/2029(1)	788,627
		29,623,495
	China - 0.2%
1,175,000	Far East Horizon Ltd. 4.25%, 10/26/2026(6)	1,169,343
8,250,000	Fortune Star BVI Ltd. 6.80%, 09/09/2029(6)	8,091,748
		9,261,091
	Czech Republic - 0.1%
	CPI Property Group SA
EUR 1,150,000	4.75%, 07/22/2030(6)	1,285,513
1,180,000	4.88%, 08/18/2026, (4.88% fixed rate until 08/18/2026; 5 yr. EUR Swap + 5.73% thereafter)(2)(6)(7)	1,329,118
		2,614,631
	France - 0.2%
$ 1,360,887	Altice France SA 6.50%, 04/15/2032(1)	1,338,482
350,000	Banijay Entertainment SAS 8.13%, 05/01/2029(1)	361,260
	Bertrand Franchise Finance SAS
EUR 510,000	5.99%, 07/18/2030, 3 mo. EURIBOR + 3.75%(1)(2)	598,131
1,100,000	6.50%, 07/18/2030(6)(8)	1,288,728
145,000	6.50%, 07/18/2030(1)	169,878
	Iliad Holding SAS
$ 400,000	7.00%, 10/15/2028(1)	402,736
400,000	7.00%, 04/15/2032(1)	406,102
	Orange SA
3,585,000	4.75%, 01/13/2033(1)	3,539,677
2,740,000	5.00%, 01/13/2036(1)	2,680,507
		10,785,501
	Germany - 0.0%
200,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(1)	200,050
	India - 0.4%
4,650,000	Adani Ports & Special Economic Zone Ltd. 4.20%, 08/04/2027(6)	4,594,947
9,530,000	JSW Steel Ltd. 3.95%, 04/05/2027(6)	9,450,396
3,735,000	Muthoot Finance Ltd. 6.38%, 03/02/2030(1)	3,761,770
		17,807,113
The accompanying notes are an integral part of these financial statements.

165

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.1% - (continued)
	Indonesia - 0.1%
$ 5,746,000	Bank KB Indonesia Tbk. PT 5.66%, 10/30/2027(6)	$5,774,983
	Ireland - 0.2%
9,725,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.45%, 04/15/2027	9,903,627
	Israel - 0.0%
EUR 1,530,000	Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	1,796,248
	Italy - 0.3%
$ 7,570,000	Eni SpA 5.75%, 05/19/2035(1)	7,843,367
	Fibercop SpA
1,300,000	7.20%, 07/18/2036(1)	1,296,750
550,000	7.72%, 06/04/2038(1)	551,456
EUR 645,000	IMA Industria Macchine Automatiche SpA 5.95%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	762,640
1,680,000	TeamSystem SpA 5.70%, 07/31/2031, 3 mo. EURIBOR + 3.50%(2)(6)	1,918,514
		12,372,727
	Japan - 0.1%
	Nissan Motor Co. Ltd.
$ 865,000	4.35%, 09/17/2027(1)	854,637
500,000	7.75%, 07/17/2032(1)	521,230
900,000	Rakuten Group, Inc. 9.75%, 04/15/2029(1)	987,310
		2,363,177
	Mexico - 0.2%
4,100,000	Petroleos Mexicanos 7.69%, 01/23/2050	3,749,697
7,186,000	Trust Fibra Uno 6.39%, 01/15/2050(6)	6,669,650
		10,419,347
	Netherlands - 0.1%
850,000	Sunrise FinCo I BV 4.88%, 07/15/2031(1)	816,612
950,000	Trivium Packaging Finance BV 12.25%, 01/15/2031(1)	1,035,765
EUR 725,000	Ziggo Bond Co. BV 3.38%, 02/28/2030(6)	741,423
		2,593,800
	Slovenia - 0.0%
	United Group BV
560,000	6.50%, 10/31/2031(1)	668,681
600,000	6.75%, 02/15/2031(1)	723,465
		1,392,146
	Sweden - 0.1%
	Samhallsbyggnadsbolaget I Norden Holding AB
1,990,000	1.13%, 09/26/2029(6)	1,921,963
1,200,000	2.38%, 08/04/2026(6)	1,398,803
		3,320,766
	Thailand - 0.1%
$ 3,705,000	GC Treasury Center Co. Ltd. 6.50%, 09/10/2030, (6.50% fixed rate until 09/10/2030; 5 yr. USD CMT + 2.82% thereafter)(1)(2)(7)	3,651,236
	United Kingdom - 0.2%
	Bellis Acquisition Co. PLC
EUR 1,090,000	8.00%, 07/01/2031(1)(8)	1,219,523
730,000	8.00%, 07/01/2031(6)(8)	816,745
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.1% - (continued)
	United Kingdom - 0.2% - (continued)
GBP 100,000	8.13%, 05/14/2030(6)	$125,828
$ 420,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(1)	424,217
	Boots Group Finco LP
EUR 115,000	5.38%, 08/31/2032(1)	136,835
GBP 205,000	7.38%, 08/31/2032(1)	283,676
	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
$ 590,000	7.25%, 02/15/2031(1)	593,939
1,000,000	8.13%, 02/15/2032(1)	955,197
GBP 700,000	Pinnacle Bidco PLC 10.00%, 10/11/2028(6)	993,111
1,000,000	RAC Bond Co. PLC 5.25%, 11/04/2046(6)	1,344,733
1,620,000	Vmed O2 U.K. Financing I PLC 4.00%, 01/31/2029(6)	2,076,702
		8,970,506
	United States - 12.1%
$ 1,625,000	1261229 BC Ltd. 10.00%, 04/15/2032(1)	1,678,264
	Acrisure LLC/Acrisure Finance, Inc.
220,000	6.75%, 07/01/2032(1)	216,747
835,000	7.50%, 11/06/2030(1)	847,962
310,000	Adient Global Holdings Ltd. 7.50%, 02/15/2033(1)(8)	317,113
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
700,000	5.50%, 03/31/2031(1)	696,111
700,000	5.75%, 03/31/2034(1)	681,462
400,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)	393,036
2,995,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	3,141,372
	American Axle & Manufacturing, Inc.
550,000	6.38%, 10/15/2032(1)	549,017
850,000	7.75%, 10/15/2033(1)	829,878
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
800,000	5.75%, 01/15/2028(1)	799,892
1,705,000	5.75%, 10/15/2033(1)	1,701,629
	Ardagh Group SA
838,155	9.50%, 12/01/2030(1)	888,770
1,645,000	12.00%, 12/01/2030(1)(9)	1,476,223
1,325,000	Asbury Automotive Group, Inc. 4.50%, 03/01/2028	1,311,952
1,200,000	Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 04/01/2030(1)	1,142,516
1,211,000	Asurion LLC/Asurion Co-Issuer, Inc. 8.00%, 12/31/2032(1)	1,264,997
1,255,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	1,196,200
15,506,000	Athene Global Funding 1.73%, 10/02/2026(1)	15,333,569
2,255,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	2,222,507
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
12,870,000	4.75%, 04/01/2028(1)	12,564,745
900,000	5.38%, 03/01/2029(1)(8)	874,499
550,000	8.00%, 02/15/2031(1)	555,154
1,300,000	Azorra Finance Ltd. 7.25%, 01/15/2031(1)	1,331,635
The accompanying notes are an integral part of these financial statements.

166

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.1% - (continued)
	United States - 12.1% - (continued)
$ 1,275,000	BellRing Brands, Inc. 7.00%, 03/15/2030(1)	$1,294,756
1,155,000	Black Pearl Compute LLC 6.13%, 02/15/2031(1)	1,171,849
1,050,000	Block, Inc. 5.63%, 08/15/2030(1)	1,051,059
	Brandywine Operating Partnership LP
1,600,000	6.13%, 01/15/2031	1,489,097
400,000	8.88%, 04/12/2029	418,638
	Buckeye Partners LP
10,555,000	4.13%, 12/01/2027	10,376,563
1,200,000	6.75%, 02/01/2030(1)	1,241,382
1,650,000	6.88%, 07/01/2029(1)	1,703,637
	Builders FirstSource, Inc.
1,672,000	6.38%, 03/01/2034(1)	1,663,702
600,000	6.75%, 05/15/2035(1)	605,927
430,000	CACI International, Inc. 6.38%, 06/15/2033(1)	439,913
	Carnival Corp.
4,890,000	5.75%, 08/01/2032(1)	4,914,587
1,300,000	5.88%, 06/15/2031(1)	1,318,491
675,000	Carpenter Technology Corp. 5.63%, 03/01/2034(1)	675,406
	CCO Holdings LLC/CCO Holdings Capital Corp.
775,000	4.25%, 02/01/2031(1)	703,903
943,000	4.25%, 01/15/2034(1)(8)	790,946
510,000	4.75%, 03/01/2030(1)	483,444
1,079,000	5.13%, 05/01/2027(1)	1,077,809
700,000	6.38%, 09/01/2029(1)	701,218
1,225,000	7.38%, 03/01/2031(1)(8)	1,239,972
235,000	Celanese U.S. Holdings LLC 7.00%, 02/15/2031	244,517
1,195,000	Century Communities, Inc. 6.63%, 09/15/2033(1)	1,189,000
1,240,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	1,306,314
	CHS/Community Health Systems, Inc.
615,000	9.75%, 01/15/2034(1)	634,317
1,198,000	10.88%, 01/15/2032(1)	1,286,639
1,060,000	Cipher Compute LLC 7.13%, 11/15/2030(1)	1,098,700
820,000	Clean Harbors, Inc. 5.75%, 10/15/2033(1)	827,614
	Clear Channel Outdoor Holdings, Inc.
1,055,000	7.13%, 02/15/2031(1)	1,096,791
1,070,000	7.50%, 03/15/2033(1)	1,124,007
	Clearway Energy Operating LLC
670,000	3.75%, 02/15/2031(1)	626,969
424,000	3.75%, 01/15/2032(1)	390,926
700,000	4.75%, 03/15/2028(1)	695,550
265,000	5.75%, 01/15/2034(1)	265,067
	Cloud Software Group, Inc.
340,000	6.63%, 08/15/2033(1)	304,525
1,470,000	8.25%, 06/30/2032(1)	1,396,556
1,100,000	9.00%, 09/30/2029(1)	1,080,074
	Clydesdale Acquisition Holdings, Inc.
1,040,000	6.75%, 04/15/2032(1)	978,450
60,000	8.75%, 04/15/2030(1)	54,440
4,430,000	Columbia Pipelines Holding Co. LLC 6.06%, 08/15/2026(1)	4,444,822
1,075,000	Commercial Metals Co. 4.38%, 03/15/2032	1,011,989
1,175,000	CompoSecure Holdings LLC 5.63%, 02/01/2033(1)	1,151,723
1,375,000	Constellium SE 3.75%, 04/15/2029(1)	1,326,056
8,071,000	Corebridge Global Funding 5.35%, 06/24/2026(1)	8,085,286
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.1% - (continued)
	United States - 12.1% - (continued)
$ 1,385,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	$1,456,309
1,390,000	CP Atlas Buyer, Inc. 9.75%, 07/15/2030(1)	1,292,257
1,570,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	1,637,209
	CrossCountry Intermediate HoldCo LLC
905,000	6.50%, 10/01/2030(1)	889,122
1,000,000	6.75%, 12/01/2032(1)	966,578
8,455,000	Diamondback Energy, Inc. 3.13%, 03/24/2031	7,903,632
	Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5,142,000	5.88%, 08/15/2027(1)	5,145,815
1,400,000	10.00%, 02/15/2031(1)	1,456,686
11,374,000	Discovery Communications LLC 3.95%, 03/20/2028	11,188,945
	Discovery Global Holdings, Inc.
1,673,000	3.76%, 03/15/2027	1,658,892
752,000	4.28%, 03/15/2032	681,109
	EchoStar Corp.
2,050,118	6.75%, 11/30/2030(9)	2,080,085
2,300,000	10.75%, 11/30/2029	2,497,231
1,055,000	Endo Finance Holdings LP 8.50%, 04/15/2031(1)	1,118,353
EUR 1,510,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(1)	1,690,839
$ 659,000	Energizer Holdings, Inc. 6.00%, 09/15/2033(1)(8)	630,204
1,259,000	FirstCash, Inc. 6.88%, 03/01/2032(1)	1,290,325
8,140,000	Ford Motor Credit Co. LLC 5.13%, 11/05/2026	8,160,962
1,150,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(1)	1,161,480
5,770,000	Foundry JV Holdco LLC 6.15%, 01/25/2032(1)	6,070,329
	Freedom Mortgage Holdings LLC
725,000	6.88%, 05/01/2031(1)	699,325
371,000	8.38%, 04/01/2032(1)	376,140
1,175,000	9.13%, 05/15/2031(1)	1,217,023
685,000	9.25%, 02/01/2029(1)	709,681
2,100,000	Frontier Communications Holdings LLC 5.00%, 05/01/2028(1)	2,100,000
7,785,000	General Motors Financial Co., Inc. 5.00%, 07/15/2027	7,830,620
685,000	Goat Holdco LLC 6.75%, 02/01/2032(1)	701,959
	Goldman Sachs Group, Inc.
12,055,000	5.07%, 01/21/2037, (5.07% fixed rate until 01/21/2036; 6 mo. USD SOFR + 1.19% thereafter)(2)	11,785,406
8,775,000	5.09%, 04/20/2034, (5.09% fixed rate until 04/20/2033; 6 mo. USD SOFR + 1.34% thereafter)(2)	8,754,316
5,110,000	HCA, Inc. 3.63%, 03/15/2032	4,770,061
9,290,000	Hess Midstream Operations LP 5.88%, 03/01/2028(1)	9,381,293
	Howard Midstream Energy Partners LLC
1,155,000	6.63%, 01/15/2034(1)	1,174,975
145,000	7.38%, 07/15/2032(1)	151,200
	Hudson Pacific Properties LP
625,000	3.95%, 11/01/2027	604,825
300,000	4.65%, 04/01/2029(8)	268,472
1,400,000	5.95%, 02/15/2028	1,364,198
5,257,000	Humana, Inc. 5.38%, 04/15/2031	5,328,826
The accompanying notes are an integral part of these financial statements.

167

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.1% - (continued)
	United States - 12.1% - (continued)
$ 11,885,000	HUT 8 DC LLC 6.19%, 11/15/2042(1)	$11,983,367
3,860,000	Icon Investments Six DAC 5.81%, 05/08/2027	3,889,154
1,700,000	Industrial F&B Investments III, Inc. 7.75%, 02/11/2033(1)	1,717,860
1,628,000	Ingram Micro, Inc. 4.75%, 05/15/2029(1)	1,599,774
	Intel Corp.
8,455,000	2.00%, 08/12/2031	7,377,641
4,055,000	5.00%, 08/15/2033	4,039,159
14,085,000	Intercontinental Exchange, Inc. 3.95%, 12/01/2028	13,958,060
1,585,000	IQVIA, Inc. 6.25%, 06/01/2032(1)	1,614,158
400,000	Iron Mountain, Inc. 5.25%, 07/15/2030(1)	395,861
1,030,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	959,309
	JH North America Holdings, Inc.
1,275,000	5.88%, 01/31/2031(1)	1,274,412
1,000,000	6.13%, 07/31/2032(1)	1,002,124
	Kaiser Aluminum Corp.
1,050,000	4.50%, 06/01/2031(1)	1,007,231
1,321,000	5.88%, 03/01/2034(1)	1,323,066
1,300,000	KBR, Inc. 4.75%, 09/30/2028(1)	1,278,971
7,860,000	Kite Realty Group LP 4.95%, 12/15/2031	7,846,804
1,586,000	Lamar Media Corp. 5.38%, 11/01/2033(1)	1,569,173
450,000	LBM Acquisition LLC 9.50%, 06/15/2031(1)	393,743
530,000	LCM Investments Holdings II LLC 8.25%, 08/01/2031(1)	555,215
	Level 3 Financing, Inc.
13,216,000	7.00%, 03/31/2034(1)	13,707,992
755,000	8.50%, 01/15/2036(1)	808,613
13,571,000	Live Nation Entertainment, Inc. 6.50%, 05/15/2027(1)	13,577,039
428,000	Lumen Technologies, Inc. 5.38%, 06/15/2029(1)	410,752
800,000	M/I Homes, Inc. 3.95%, 02/15/2030	760,445
10,180,000	Mars, Inc. 5.00%, 03/01/2032(1)	10,327,125
	Matador Resources Co.
725,000	6.00%, 04/15/2034(1)	727,755
595,000	6.25%, 04/15/2033(1)	605,094
675,000	6.50%, 04/15/2032(1)	689,286
900,000	Mauser Packaging Solutions Holding Co. 7.88%, 04/15/2030(1)	910,048
875,000	Medline Borrower LP 5.25%, 10/01/2029(1)	870,809
1,430,000	Meridian Arc Holdco LLC 6.25%, 04/30/2031(1)	1,429,675
	Meta Platforms, Inc.
6,290,000	6.20%, 05/15/2046	6,297,604
5,235,000	6.30%, 05/15/2056	5,243,064
11,440,000	Morgan Stanley 4.56%, 04/10/2030, (4.56% fixed rate until 04/10/2029; 6 mo. USD SOFR + 0.96% thereafter)(2)	11,403,834
900,000	MPT Operating Partnership LP/MPT Finance Corp. 8.50%, 02/15/2032(1)	935,009
	NCL Corp. Ltd.
650,000	5.88%, 01/15/2031(1)	632,658
650,000	6.25%, 09/15/2033(1)	629,090
5,510,000	6.75%, 02/01/2032(1)	5,482,966
975,000	NCR Atleos Corp. 9.50%, 04/01/2029(1)	1,037,261
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.1% - (continued)
	United States - 12.1% - (continued)
$ 1,095,000	Neptune Bidco U.S., Inc. 9.50%, 02/15/2033(1)	$1,095,869
	Newell Brands, Inc.
575,000	6.38%, 05/15/2030	563,158
939,000	6.63%, 05/15/2032(8)	911,566
947,000	Northern Oil & Gas, Inc. 7.88%, 10/15/2033(1)	981,466
	OAK-Eagle Acquireco, Inc.
430,000	7.25%, 07/01/2033(1)	443,079
775,000	8.75%, 07/01/2034(1)	806,486
	Olympus Water U.S. Holding Corp.
EUR 730,000	6.13%, 02/15/2033(1)	844,651
$ 1,530,000	7.25%, 02/15/2033(1)	1,495,487
	OneMain Finance Corp.
905,000	6.13%, 05/15/2030	904,685
240,000	7.88%, 03/15/2030	250,197
	Oracle Corp.
810,000	3.95%, 03/25/2051	509,150
810,000	4.00%, 07/15/2046	540,654
810,000	4.00%, 11/15/2047	533,202
13,485,000	5.70%, 02/04/2036	12,950,297
2,253,000	5.88%, 09/26/2045	1,940,473
2,105,000	6.00%, 08/03/2055	1,764,812
4,775,000	6.55%, 02/04/2046	4,440,727
19,170,000	6.70%, 02/04/2056	17,667,118
1,425,000	Owens-Brockway Glass Container, Inc. 7.25%, 05/15/2031(1)(8)	1,361,824
	Paramount Global
450,000	4.38%, 03/15/2043	286,965
800,000	6.38%, 03/30/2062, (6.38% fixed rate until 03/30/2027; 5 yr. USD CMT + 4.00% thereafter)(2)	620,433
1,825,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(1)	1,854,537
	Penn Entertainment, Inc.
900,000	4.13%, 07/01/2029(1)(8)	856,583
575,000	6.75%, 04/01/2031(1)	570,254
	PennyMac Financial Services, Inc.
905,000	6.75%, 02/15/2034(1)	875,889
1,145,000	6.88%, 05/15/2032(1)	1,132,433
1,400,000	Petco Health & Wellness Co., Inc. 8.25%, 02/01/2031(1)	1,413,827
1,440,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	1,399,556
	Post Holdings, Inc.
400,000	6.38%, 03/01/2033(1)	399,844
1,333,000	6.50%, 03/15/2036(1)	1,324,237
	Qnity Electronics, Inc.
355,000	5.75%, 08/15/2032(1)	358,415
500,000	6.25%, 08/15/2033(1)	511,563
595,000	Range Resources Corp. 4.75%, 02/15/2030(1)	583,790
730,000	RHP Hotel Properties LP/RHP Finance Corp. 6.50%, 06/15/2033(1)	751,909
19,550,000	Road Michigan Property Owner I LLC 7.50%, 03/30/2045(1)	19,550,000
	Rocket Cos., Inc.
930,000	6.13%, 08/01/2030(1)	943,797
510,000	6.38%, 08/01/2033(1)	516,219
	Rocket Software, Inc.
325,000	6.50%, 02/15/2029(1)	290,192
1,585,000	9.00%, 11/28/2028(1)	1,577,156
1,775,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	1,850,660
	Royal Caribbean Cruises Ltd.
7,180,000	4.75%, 05/15/2033	6,964,444
2,885,000	5.63%, 09/30/2031(1)	2,924,689
The accompanying notes are an integral part of these financial statements.

168

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.1% - (continued)
	United States - 12.1% - (continued)
$ 1,000,000	Scripps Escrow II, Inc. 3.88%, 01/15/2029(1)(8)(10)	$947,538
620,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(1)	618,775
450,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp. 5.25%, 07/15/2029	432,920
425,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC 8.63%, 01/15/2032(1)	432,077
550,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co. 6.63%, 05/01/2032(1)	559,783
	SM Energy Co.
1,425,000	6.63%, 04/15/2034(1)	1,444,701
1,400,000	7.00%, 08/01/2032(1)	1,437,127
1,325,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	1,169,433
1,864,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	1,866,877
575,000	Staples, Inc. 10.75%, 09/01/2029(1)	549,614
800,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	838,043
1,095,000	STL Holding Co. LLC 8.75%, 02/15/2029(1)	1,136,249
1,490,000	Stonebriar ABF Issuer LLC 8.13%, 12/15/2030(1)	1,565,157
	Sunoco LP
500,000	4.63%, 05/01/2030(1)	486,272
595,000	5.63%, 03/15/2031(1)	597,208
735,000	5.88%, 03/15/2034(1)	732,362
550,000	Sword Purchaser LLC 8.25%, 04/15/2033(1)	562,737
1,484,000	Talos Production, Inc. 9.00%, 02/01/2029(1)	1,548,147
415,000	Taylor Morrison Communities, Inc. 5.75%, 11/15/2032(1)	419,433
1,323,000	Tenet Healthcare Corp. 6.00%, 11/15/2033(1)	1,337,208
	TerraForm Power Operating LLC
875,000	4.75%, 01/15/2030(1)	847,728
575,000	5.00%, 01/31/2028(1)	569,391
4,808,000	TransDigm, Inc. 6.38%, 05/31/2033(1)	4,844,969
425,000	Transocean International Ltd. 7.88%, 10/15/2032(1)	455,406
1,600,000	TriMas Corp. 4.13%, 04/15/2029(1)	1,539,288
684,000	Tronox, Inc. 9.13%, 09/30/2030(1)(8)	695,077
4,410,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	4,371,598
1,315,000	United Wholesale Mortgage LLC 5.75%, 06/15/2027(1)	1,309,523
1,200,000	Univision Communications, Inc. 8.50%, 07/31/2031(1)	1,217,880
	USA Compression Partners LP/USA Compression Finance Corp.
840,000	6.25%, 10/01/2033(1)	847,653
535,000	7.13%, 03/15/2029(1)	552,887
835,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(1)	821,675
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.1% - (continued)
	United States - 12.1% - (continued)
$ 865,000	Venture Global Calcasieu Pass LLC 3.88%, 08/15/2029(1)	$828,630
1,400,000	Venture Global Plaquemines LNG LLC 6.13%, 12/15/2030(1)	1,443,789
340,000	Versant Media Group, Inc. 7.25%, 01/30/2031(1)	353,010
14,030,000	VICI Properties LP 5.75%, 04/01/2034	14,243,806
5,182,000	VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(1)	5,169,930
1,625,000	Victoria's Secret & Co. 4.63%, 07/15/2029(1)	1,565,491
	Viking Cruises Ltd.
1,379,000	5.88%, 10/15/2033(1)	1,382,504
545,000	9.13%, 07/15/2031(1)	574,284
664,000	VoltaGrid LLC 7.38%, 11/01/2030(1)	689,180
1,375,000	Wayfair LLC 7.75%, 09/15/2030(1)	1,426,678
1,325,000	Weatherford International Ltd. 6.75%, 10/15/2033(1)	1,374,608
1,400,000	Wolverine World Wide, Inc. 4.00%, 08/15/2029(1)	1,308,678
645,000	WULF Compute LLC 7.75%, 10/15/2030(1)	677,892
1,685,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 02/15/2031(1)	1,783,407
		539,602,680
	Total Corporate Bonds (cost $674,252,154)	$673,950,821
FOREIGN GOVERNMENT OBLIGATIONS - 64.0%
	Argentina - 0.1%
5,596,000	Argentina Republic Government International Bonds 4.13%, 07/09/2035(3)	$4,166,222
	Australia - 9.1%
	Australia Government Bonds
AUD 113,658,000	1.75%, 06/21/2051(6)	40,454,175
21,365,000	1.75%, 06/21/2051(6)	7,604,422
15,906,000	4.25%, 10/21/2036(6)	10,673,969
98,880,000	4.75%, 06/21/2054(6)	63,858,376
40,510,000	4.75%, 06/21/2054(6)	26,162,043
	New South Wales Treasury Corp.
56,178,000	3.00%, 03/20/2028	39,046,356
45,920,000	3.50%, 11/20/2037(6)	26,632,235
24,340,000	4.75%, 02/20/2037(6)	16,126,782
13,940,000	5.50%, 10/22/2036(6)	9,887,069
	Queensland Treasury Corp.
12,765,000	2.00%, 08/22/2033	7,299,196
56,699,000	3.25%, 07/21/2028(6)	39,377,860
23,810,000	5.00%, 03/10/2036(6)	16,272,914
20,620,000	5.25%, 08/13/2038(6)	13,999,335
	Treasury Corp. of Victoria
17,282,000	2.00%, 09/17/2035	9,115,638
18,490,000	2.00%, 11/20/2037	8,972,073
56,827,000	3.00%, 10/20/2028(6)	39,045,357
13,230,000	5.00%, 11/20/2040	8,501,391
31,304,000	5.50%, 09/15/2039	21,450,346
		404,479,537
	Brazil - 0.5%
	Brazil Government International Bonds
EUR 12,910,000	4.88%, 04/23/2033	15,000,299
4,952,000	5.50%, 04/23/2036	5,804,242
		20,804,541
The accompanying notes are an integral part of these financial statements.

169

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 64.0% - (continued)
	Bulgaria - 0.1%
$ 3,518,000	Bulgaria Government International Bonds 5.00%, 03/05/2037(6)	$3,426,799
	Canada - 15.8%
	Canada Government Bonds
CAD 113,790,000	2.50%, 11/01/2027	83,312,525
123,933,000	2.50%, 05/01/2028	90,433,181
137,413,000	2.75%, 03/01/2030	99,814,230
154,531,000	3.50%, 09/01/2029	115,266,577
	Canada Treasury Bills
80,012,000	1.82%, 05/06/2026(11)	58,882,023
52,715,000	2.14%, 06/03/2026(11)	38,725,451
184,507,000	2.23%, 07/15/2026(11)	135,183,790
115,053,000	Quebec Treasury Bills 2.21%, 06/05/2026(11)	84,509,980
		706,127,757
	Czech Republic - 3.6%
	Czech Republic Government Bonds
CZK 130,900,000	2.00%, 10/13/2033	5,226,508
2,174,010,000	3.50%, 05/30/2035	94,694,820
1,364,750,000	3.50%, 05/30/2035	59,445,336
		159,366,664
	Germany - 0.1%
EUR 6,447,000	State of North Rhine-Westphalia 1.45%, 01/19/2122(6)	3,175,439
	Hungary - 0.3%
$ 15,275,000	Hungary Government International Bonds 6.00%, 09/26/2035(6)	15,901,618
	Japan - 6.8%
JPY 1,076,552,610	Japan Government CPI-Linked Bonds 0.01%, 03/10/2033(12)	6,854,175
6,294,850,000	Japan Government Forty Year Bonds 0.50%, 03/20/2060	15,783,868
7,005,500,000	Japan Government Thirty Year Bonds 0.70%, 03/20/2051	23,190,574
	Japan Treasury Discount Bills
11,940,600,000	0.72%, 05/18/2026(11)	76,244,493
18,256,150,000	0.72%, 05/25/2026(11)	116,554,851
10,043,300,000	0.76%, 06/15/2026(11)	64,091,529
		302,719,490
	Mexico - 0.5%
MXN 156,460,500	Mexico Bonos 8.00%, 07/31/2053	7,488,648
81,757,230	Mexico Cetes 0.00%, 09/02/2027(5)	4,246,993
	Mexico Government International Bonds
$ 8,040,000	5.63%, 02/09/2034	7,936,847
4,615,000	6.75%, 02/09/2056	4,536,545
		24,209,033
	Morocco - 0.1%
9,041,000	Morocco Government International Bonds 4.00%, 12/15/2050(6)	6,429,943
	New Zealand - 14.4%
	New Zealand Government Bonds
NZD 60,973,000	0.25%, 05/15/2028	33,615,487
297,704,000	0.25%, 05/15/2028	164,129,449
52,788,000	1.50%, 05/15/2031	27,335,102
66,959,000	2.00%, 05/15/2032	34,588,197
14,090,000	2.00%, 05/15/2032	7,278,300
68,777,000	2.75%, 05/15/2051	26,455,833
9,328,000	2.75%, 05/15/2051	3,588,118
179,257,000	3.00%, 04/20/2029	103,280,467
18,676,000	3.50%, 04/14/2033(6)	10,389,855
6,582,000	4.25%, 05/15/2034	3,803,163
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 64.0% - (continued)
	New Zealand - 14.4% - (continued)
NZD 68,998,000	4.25%, 05/15/2034	$39,867,922
80,797,000	4.25%, 05/15/2036	45,861,700
109,000,000	4.50%, 05/15/2030	65,414,952
25,027,000	4.50%, 05/15/2030	15,019,633
19,498,000	4.50%, 05/15/2035	11,381,147
26,106,000	4.50%, 05/15/2035	15,238,292
59,335,000	5.00%, 05/15/2054	33,608,712
		640,856,329
	North Macedonia - 0.1%
EUR 3,902,000	North Macedonia Government International Bonds 6.96%, 03/13/2027(1)	4,671,557
	Norway - 4.4%
	Norway Government Bonds
NOK 706,457,000	3.00%, 08/15/2033(6)	69,756,222
562,419,000	3.63%, 04/13/2034(6)	57,675,159
659,745,000	3.75%, 06/12/2035(6)	67,852,943
		195,284,324
	Romania - 0.0%
EUR 2,715,000	Romania Government International Bonds 2.75%, 04/14/2041(6)	2,027,058
	Saudi Arabia - 0.2%
$ 7,820,000	Saudi Government International Bonds 5.88%, 01/12/2056(1)	7,524,364
	South Africa - 0.3%
ZAR 70,637,000	Republic of South Africa Government Bonds 9.88%, 03/31/2039	4,424,014
	Republic of South Africa Government International Bonds
$ 3,690,000	7.25%, 12/11/2055(1)	3,477,548
6,146,000	7.95%, 11/19/2054(1)	6,267,535
		14,169,097
	South Korea - 1.3%
KRW 84,451,330,000	Korea Treasury Bonds 3.50%, 09/10/2028	56,851,921
	Sweden - 5.4%
	Kommuninvest I Sverige AB
SEK 601,670,000	0.50%, 06/15/2027(6)	63,745,463
608,930,000	0.75%, 05/12/2028(6)	63,417,867
416,780,000	3.25%, 11/12/2029(6)	45,535,169
261,360,000	3.25%, 06/12/2030(6)	28,522,638
379,580,000	Sweden Government Bonds 2.75%, 02/09/2037(6)	40,439,348
		241,660,485
	United Kingdom - 0.9%
	U.K. Gilts
GBP 55,335,000	1.25%, 07/31/2051(6)	30,635,673
10,573,000	4.38%, 07/31/2054(6)	11,703,993
		42,339,666
	Total Foreign Government Obligations (cost $2,832,676,917)	$2,856,191,844
SENIOR FLOATING RATE INTERESTS - 0.8%(13)
	Canada - 0.0%
$ 951,701	Ontario Gaming GTA LP 7.95%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	$901,023
The accompanying notes are an integral part of these financial statements.

170

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 0.8%(13) - (continued)
	France - 0.0%
	Banijay Entertainment SAS
EUR 365,000	5.33%, 03/01/2028, 3 mo. EURIBOR + 3.25%	$430,927
500,000	5.33%, 02/10/2032, 3 mo. EURIBOR + 3.25%	589,395
		1,020,322
	Netherlands - 0.0%
622,009	Ziggo BV 5.00%, 01/31/2029, 1 mo. EURIBOR + 3.00%	719,589
	United Kingdom - 0.1%
825,000	Froneri Lux Finco SARL 4.90%, 09/30/2031, 6 mo. EURIBOR + 2.75%	966,509
$ 1,068,343	Howden Group Holdings Ltd. 6.40%, 02/15/2031, 1 mo. USD Term SOFR + 2.75%	1,051,313
EUR 1,265,000	MasOrange Finco PLC 4.38%, 03/25/2031, 6 mo. EURIBOR + 2.25%	1,483,375
		3,501,197
	United States - 0.7%
$ 2,066,109	ABG Intermediate Holdings 2 LLC 5.90%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	2,070,117
1,074,020	Acrisure LLC 6.65%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	1,055,225
1,275,325	Alliant Holdings Intermediate LLC 6.15%, 09/19/2031, 1 mo. USD Term SOFR + 2.50%	1,272,800
1,196,105	Athenahealth Group, Inc. 6.40%, 02/15/2029, 1 mo. USD Term SOFR + 2.75%	1,190,770
882,420	Barnes Group, Inc. 6.15%, 01/27/2032, 1 mo. USD Term SOFR + 2.50%	882,235
1,272,204	Blackhawk Network Holdings, Inc. 7.15%, 03/12/2029, 1 mo. USD Term SOFR + 3.50%	1,258,350
789,688	Cast & Crew Payroll LLC 7.41%, 12/29/2028, 3 mo. USD Term SOFR + 3.75%	344,012
1,280,021	Charter Communications Operating LLC 5.69%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	1,278,242
522,375	Clarios Global LP 6.40%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	524,553
2,083,920	Clydesdale Acquisition Holdings, Inc. 6.83%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	1,983,267
1,513,563	Cotiviti Corp. 6.41%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	1,385,984
773,866	EP Purchaser LLC 7.29%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	542,999
679,650	Epicor Software Corp. 6.15%, 05/30/2031, 1 mo. USD Term SOFR + 2.50%	669,883
684,710	EW Scripps Co. 9.53%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	687,421
651,725	GFL Environmental, Inc. 6.17%, 03/03/2032, 3 mo. USD Term SOFR + 2.50%	652,540
686,330	Golden State Food LLC 7.20%, 12/04/2031, 3 mo. USD Term SOFR + 3.50%	688,773
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 0.8%(13) - (continued)
	United States - 0.7% - (continued)
$ 1,710,051	HUB International Ltd. 5.92%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	$1,713,967
1,894,435	Iron Mountain, Inc. 5.65%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	1,892,067
1,355,906	LBM Acquisition LLC 7.50%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	1,128,114
1,937,031	McAfee LLC 6.65%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	1,702,166
1,871,100	Quikrete Holdings, Inc. 5.90%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	1,871,811
740,360	Specialty Building Products Holdings LLC 7.50%, 10/16/2028, 1 mo. USD Term SOFR + 3.75%	641,803
1,452,875	Staples, Inc. 9.41%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	1,357,537
575,000	Star Parent, Inc. 7.70%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	575,040
1,240,625	Tecta America Corp. 6.40%, 02/18/2032, 1 mo. USD Term SOFR + 2.75%	1,238,901
1,457,857	Townsquare Media, Inc. 8.59%, 02/19/2030, 6 mo. USD Term SOFR + 5.00%	1,056,699
	Truist Insurance Holdings LLC
682,621	6.45%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	677,160
344,737	8.45%, 05/06/2032, 3 mo. USD Term SOFR + 4.75%	340,428
225,000	Virgin Media Bristol LLC 6.97%, 03/31/2031, 6 mo. USD Term SOFR + 3.18%	209,765
		30,892,629
	Total Senior Floating Rate Interests (cost $38,526,486)	$37,034,760
U.S. GOVERNMENT AGENCIES - 2.5%
	United States - 2.5%
	Federal Home Loan Mortgage Corp. - 1.2%
5,047,170	1.94%, 11/25/2047(2)(4)	$285,064
6,240,000	1.97%, 03/25/2048(2)(4)	383,365
6,905,957	2.00%, 11/25/2050(4)	813,625
5,823,080	2.02%, 10/25/2047(2)(4)	330,641
7,245,592	2.17%, 06/25/2044(2)(4)	13,506
1,049,932	2.35%, 01/25/2046(2)(4)	56,561
4,290,460	2.35%, 10/25/2054, 30 day USD SOFR Average + 6.00%(2)(4)	299,159
3,742,315	2.39%, 12/25/2045(2)(4)	198,798
1,549,007	2.73%, 10/25/2055(2)(4)	217,404
1,038,099	2.74%, 04/25/2028(2)(4)	49,065
775,000	2.88%, 04/25/2031(2)(4)	87,815
1,058,245	3.50%, 01/15/2033(4)	85,635
519,037	3.50%, 05/15/2036(4)	46,886
396,712	5.00%, 09/15/2036(4)	58,215
770,000	5.00%, 01/25/2045, 30 day USD SOFR Average + 1.35%(1)(2)	769,821
1,115,000	5.15%, 09/25/2045, 30 day USD SOFR Average + 1.50%(1)(2)	1,117,692
2,085,000	5.20%, 10/25/2045, 30 day USD SOFR Average + 1.55%(1)(2)	2,090,271
1,245,308	5.30%, 07/25/2045, 30 day USD SOFR Average + 1.65%(1)(2)	1,243,831
The accompanying notes are an integral part of these financial statements.

171

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 2.5% - (continued)
	United States - 2.5% - (continued)
	Federal Home Loan Mortgage Corp. - 1.2% - (continued)
$ 1,190,000	5.60%, 02/25/2044, 30 day USD SOFR Average + 1.95%(1)(2)	$1,200,020
3,133,201	5.70%, 02/25/2045, 30 day USD SOFR Average + 2.05%(1)(2)	3,106,295
278,857	5.95%, 11/25/2051, 30 day USD SOFR Average + 2.30%(1)(2)	279,046
3,181,902	6.10%, 10/25/2044, 30 day USD SOFR Average + 2.45%(1)(2)	3,207,514
2,430,000	6.30%, 07/25/2045, 30 day USD SOFR Average + 2.65%(1)(2)	2,414,037
3,189,253	6.50%, 05/25/2044, 30 day USD SOFR Average + 2.85%(1)(2)	3,207,665
1,490,000	6.55%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	1,515,544
1,490,000	7.00%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	1,523,525
1,709,000	7.00%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	1,753,550
1,075,000	7.20%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	1,107,540
2,121,114	7.25%, 09/25/2043, 30 day USD SOFR Average + 3.60%(1)(2)	2,126,169
3,175,000	7.35%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,281,648
1,045,000	7.65%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	1,080,195
1,095,000	8.11%, 09/25/2030, 30 day USD SOFR Average + 4.46%(2)	1,162,453
1,525,000	8.65%, 03/25/2052, 30 day USD SOFR Average + 5.00%(1)(2)	1,600,614
2,110,000	9.00%, 08/25/2042, 30 day USD SOFR Average + 5.35%(1)(2)	2,215,500
1,650,000	9.30%, 04/25/2042, 30 day USD SOFR Average + 5.65%(1)(2)	1,717,769
2,730,000	9.40%, 09/25/2042, 30 day USD SOFR Average + 5.75%(1)(2)	2,902,754
3,195,000	9.65%, 07/25/2042, 30 day USD SOFR Average + 6.00%(1)(2)	3,375,594
2,545,000	10.40%, 06/25/2042, 30 day USD SOFR Average + 6.75%(1)(2)	2,706,470
600,000	10.75%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(2)	623,243
845,000	11.25%, 04/25/2043, 30 day USD SOFR Average + 7.60%(1)(2)	931,411
600,000	11.45%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	620,340
1,084,780	15.01%, 10/25/2029, 30 day USD SOFR Average + 11.36%(2)	1,168,847
		52,975,097
	Federal National Mortgage Association - 0.1%
6,364,758	1.40%, 12/25/2054, 30 day USD SOFR Average + 5.05%(2)(4)	209,051
3,292,689	2.50%, 02/25/2051(4)	492,277
4,505,263	2.50%, 06/25/2052(4)	680,721
3,715,208	2.50%, 09/25/2052(4)	579,745
311,022	3.00%, 01/25/2028(4)	3,493
1,925,659	3.00%, 10/25/2051(4)	312,001
1,523,212	3.00%, 01/25/2052(4)	238,401
187,345	3.50%, 04/25/2028(4)	1,882
3,822,439	3.50%, 11/25/2051(4)	644,469
87,393	4.00%, 01/25/2028(4)	835
1,247,282	4.50%, 03/25/2048(4)	236,200
1,490,881	4.50%, 05/25/2049(4)	265,839
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 2.5% - (continued)
	United States - 2.5% - (continued)
	Federal National Mortgage Association - 0.1% - (continued)
$ 992,241	5.50%, 08/25/2044(4)	$145,694
366,254	5.50%, 06/25/2048(4)	65,533
		3,876,141
	Government National Mortgage Association - 0.0%
612,982	3.50%, 10/20/2029(4)	25,415
529,263	3.50%, 01/20/2030(4)	22,304
659,971	3.50%, 11/20/2031(4)	30,401
2,438,345	4.00%, 01/16/2040(4)	408,337
364,452	4.00%, 01/16/2046(4)	57,263
95,876	4.50%, 04/20/2045(4)	16,068
159,879	5.00%, 07/16/2044(4)	29,587
408,816	5.00%, 12/16/2045(4)	59,505
808,781	5.00%, 07/16/2047(4)	154,445
368,349	5.00%, 09/20/2047(4)	71,321
424,046	5.00%, 11/16/2047(4)	78,196
783,394	5.00%, 06/20/2048(4)	83,143
1,588,402	5.50%, 11/16/2046(4)	255,824
287,106	5.50%, 02/20/2047(4)	29,797
394,518	5.95%, 07/20/2039(2)(4)	1,966
626,262	6.00%, 09/20/2045(4)	122,303
		1,445,875
	Uniform Mortgage-Backed Security - 1.2%
53,445,000	5.50%, 05/01/2056(14)	53,710,854
	Total U.S. Government Agencies (cost $112,484,898)	$112,007,967
U.S. GOVERNMENT SECURITIES - 3.6%
	United States - 3.6%
	U.S. Treasury Inflation-Indexed Notes - 0.4%
7,787,871	1.13%, 10/15/2030(12)	$7,770,179
10,632,580	1.88%, 01/15/2036(12)	10,592,731
		18,362,910
	U.S. Treasury Notes - 3.2%
138,121,000	4.50%, 05/31/2029(15)(16)(17)	140,414,024
	Total U.S. Government Securities (cost $159,948,559)	$158,776,934
COMMON STOCKS - 0.0%
	United States - 0.0%
282,999	Unifin Financiera SAB de CV*(18)(19)	$15,674
2,085,000	Unifin Financiera SAB de CV*(10)(18)(19)	208,500
1	WW International, Inc.*	11
	Total Common Stocks (cost $125,100)	$224,185
PREFERRED STOCKS - 0.0%
	United States - 0.0%
15,000	Oracle Corp. Series D, 6.50%*	$730,050
	Total Preferred Stocks (cost $732,330)	$730,050
	Total Long-Term Investments (cost $4,241,074,535)	$4,259,565,504
The accompanying notes are an integral part of these financial statements.

172

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 5.5%
	Repurchase Agreements - 0.1%
$ 4,018,781	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $4,019,187; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $4,099,277		$4,018,781
	Securities Lending Collateral - 0.2%
8,242,723	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(20)		8,242,723
	U.S. Treasury Securities - 5.2%
	U.S. Treasury Bills - 5.2%
101,606,000	3.15%, 05/07/2026(11)		101,544,619
133,233,000	3.58%, 06/25/2026(11)(17)(21)		132,501,079
			234,045,698
	Total Short-Term Investments (cost $246,307,202)		$246,307,202
	Total Investments Excluding Purchased Options (cost $4,487,381,737)	100.9%	$4,505,872,706
	Total Purchased Options (cost $10,369,124)	0.3%	$10,501,937
	Total Investments (cost $4,497,750,861)	101.2%	$4,516,374,643
	Other Assets and Liabilities	(1.2)%	(52,666,683)
	Net Assets	100.0%	$4,463,707,960
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$827,940,632, representing 18.5% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Securities disclosed are interest-only strips.
(5)	Security is a zero-coupon bond.
(6)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the aggregate value of these securities was $881,721,972, representing 19.8% of net assets.

(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(10)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(11)	The rate shown represents current yield to maturity.
(12)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(13)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2026.

(14)	Represents or includes a TBA transaction.
(15)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2026, the market value of securities pledged was $19,218,852.
(16)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2026, the market value of securities pledged was $19,594,995.
(17)	All, or a portion of the security, was pledged as collateral against open forward foreign currency exchange contracts. As of April 30, 2026, the market value of securities pledged was $3,452,424.
(18)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $224,174 or 0.0% of net assets.

The accompanying notes are an integral part of these financial statements.

173

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2024	Unifin Financiera SAB de CV	2,085,000	$62,550	$208,500
08/2024	Unifin Financiera SAB de CV	282,999	62,550	15,674
			$125,100	$224,174

(19)	Investment valued using significant unobservable inputs.
(20)	Current yield as of period end.
(21)	All, or a portion of the security, was pledged as collateral in connection with OTC derivatives. As of April 30, 2026, the market value of securities pledged was $353,050.

Exchange-Traded Option Contracts Outstanding at April 30, 2026
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Exchange-Traded Option
U.S. Treasury 5-Year Note Future Option	108.50	USD	05/22/2026	5,089	USD	5,089,000	$556,609	$961,413	$(404,804)
Total purchased exchange-traded option contracts							$556,609	$961,413	$(404,804)
Purchased option contracts on futures option contracts:
Exchange-Traded Options
3 Mo. EURIBOR Future Option(1)	98.25	EUR	06/15/2026	812	EUR	2,030,000	$5,956	$17,857	$(11,901)
3 Mo. EURIBOR Future Option	97.75	EUR	06/15/2026	812	EUR	2,030,000	65,518	195,415	(129,897)
3 Mo. SONIA Future Option	96.50	GBP	06/12/2026	217	GBP	542,500	3,691	2,586	1,105
3 Mo. SONIA Future Option	96.10	GBP	06/12/2026	217	GBP	542,500	27,682	29,893	(2,211)
3 Mo. SONIA Future Option	96.10	GBP	06/12/2026	484	GBP	1,210,000	218,162	121,777	96,385
3 Mo. SONIA Future Option	96.50	GBP	06/12/2026	484	GBP	1,210,000	819,137	360,820	458,317
Total purchased option contracts on futures exchange-traded option contracts							$1,140,146	$728,348	$411,798
Written option contracts on futures option contracts:
Exchange-Traded Options
3 Mo. EURIBOR Future Option	98.00	EUR	06/15/2026	(1,624)	EUR	(4,060,000)	$(11,912)	$(37,557)	$25,645
3 Mo. SONIA Future Option	96.30	GBP	06/12/2026	(967)	GBP	(2,417,500)	(978,660)	(389,285)	(589,375)
3 Mo. SONIA Future Option	96.30	GBP	06/12/2026	(434)	GBP	(1,085,000)	(3,691)	(4,797)	1,106
Total written option contracts on futures exchange-traded option contracts							$(994,263)	$(431,639)	$(562,624)

(1)	Investment valued using significant unobservable inputs.

OTC Option Contracts Outstanding at April 30, 2026
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Put
Call USD vs. Put EUR	BNP	1.15	EUR	06/18/2026	195,782,000	EUR	195,782,000	$545,267	$414,730	$130,537
Call USD vs. Put EUR	BNP	1.15	EUR	06/18/2026	195,783,000	EUR	195,783,000	545,269	615,893	(70,624)
Total purchased OTC option contracts								$1,090,536	$1,030,623	$59,913

OTC Swaptions Outstanding at April 30, 2026
Description	Counter- party	Strike	Pay	Receive	Periodic Payment Frequency	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Call
5 Year Interest Rate Swap Option*	GSC	1.24%	Pay	12 Mo. JPY TONAR	Semi-Annual	03/19/2029	JPY	1,034,769,000	$18,097	$135,409	$(117,312)
The accompanying notes are an integral part of these financial statements.

174

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

OTC Swaptions Outstanding at April 30, 2026 – (continued)
Description	Counter- party	Strike	Pay	Receive	Periodic Payment Frequency	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased – (continued):
Call – (continued)
5 Year Interest Rate Swap Option*	GSC	1.23%	Pay	12 Mo. JPY TONAR	Semi-Annual	03/19/2029	JPY	1,034,770,000	$17,678	$130,128	$(112,450)
5 Year Interest Rate Swap Option*	BOA	1.29%	Pay	12 Mo. JPY TONAR	Semi-Annual	10/23/2029	JPY	563,684,000	12,757	69,848	(57,091)
5 Year Interest Rate Swap Option*	GSC	1.44%	Pay	12 Mo. JPY TONAR	Semi-Annual	01/04/2030	JPY	1,104,662,000	31,717	127,863	(96,146)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	6 Mo. EUR EURIBOR	Semi-Annual	03/20/2034	EUR	995,000	46,875	85,919	(39,044)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	6 Mo. EUR EURIBOR	Semi-Annual	03/20/2034	EUR	2,952,000	138,936	254,797	(115,861)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	6 Mo. EUR EURIBOR	Semi-Annual	03/20/2034	EUR	2,952,000	138,834	254,316	(115,482)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	6 Mo. EUR EURIBOR	Semi-Annual	03/20/2034	EUR	6,895,000	326,336	603,710	(277,374)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	6 Mo. EUR EURIBOR	Semi-Annual	03/20/2034	EUR	6,900,000	326,017	602,052	(276,035)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	6 Mo. EUR EURIBOR	Semi-Annual	03/20/2034	EUR	6,900,000	327,288	611,100	(283,812)
10 Year Interest Rate Swap Option*	MSC	2.49%	Pay	6 Mo. EUR EURIBOR	Semi-Annual	09/18/2034	EUR	5,490,000	253,429	477,513	(224,084)
10 Year Interest Rate Swap Option*	MSC	2.49%	Pay	6 Mo. EUR EURIBOR	Semi-Annual	09/18/2034	EUR	5,490,000	253,766	478,651	(224,885)
The accompanying notes are an integral part of these financial statements.

175

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

OTC Swaptions Outstanding at April 30, 2026 – (continued)
Description	Counter- party	Strike	Pay	Receive	Periodic Payment Frequency	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased – (continued):
Call – (continued)
5 Year Interest Rate Swap Option*	GSC	1.77%	Pay	12 Mo. JPY TONAR	Semi-Annual	09/05/2030	JPY	1,178,730,000	$59,100	$163,685	$(104,585)
5 Year Interest Rate Swap Option*	GSC	1.77%	Pay	12 Mo. JPY TONAR	Semi-Annual	09/05/2030	JPY	1,414,475,000	70,721	193,589	(122,868)
									$2,021,551	$4,188,580	$(2,167,029)
Put
5 Year Interest Rate Swap Option*	GSC	1.24%	Pay	12 Mo. JPY TONAR	Semi-Annual	03/19/2029	JPY	1,034,769,000	$380,174	$135,409	$244,765
5 Year Interest Rate Swap Option*	GSC	1.23%	Pay	12 Mo. JPY TONAR	Semi-Annual	03/19/2029	JPY	1,034,770,000	382,354	130,163	252,191
5 Year Interest Rate Swap Option*	BOA	1.29%	Pay	12 Mo. JPY TONAR	Semi-Annual	10/23/2029	JPY	563,684,000	213,925	69,848	144,077
5 Year Interest Rate Swap Option*	GSC	1.44%	Pay	12 Mo. JPY TONAR	Semi-Annual	01/04/2030	JPY	1,104,662,000	387,599	127,863	259,736
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	6 Mo. EUR EURIBOR	Annual	03/20/2034	EUR	995,000	118,690	85,812	32,878
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	6 Mo. EUR EURIBOR	Annual	03/20/2034	EUR	2,952,000	352,065	254,796	97,269
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	6 Mo. EUR EURIBOR	Annual	03/20/2034	EUR	2,952,000	351,963	254,315	97,648
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	6 Mo. EUR EURIBOR	Annual	03/20/2034	EUR	6,895,000	824,144	603,710	220,434
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	6 Mo. EUR EURIBOR	Annual	03/20/2034	EUR	6,900,000	824,186	602,052	222,134
The accompanying notes are an integral part of these financial statements.

176

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

OTC Swaptions Outstanding at April 30, 2026 – (continued)
Description	Counter- party	Strike	Pay	Receive	Periodic Payment Frequency	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased – (continued):
Put – (continued)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	6 Mo. EUR EURIBOR	Annual	03/20/2034	EUR	6,900,000	$825,457	$611,101	$214,356
10 Year Interest Rate Swap Option*	MSC	2.49%	Pay	6 Mo. EUR EURIBOR	Annual	09/18/2034	EUR	5,490,000	690,177	477,514	212,663
10 Year Interest Rate Swap Option*	MSC	2.49%	Pay	6 Mo. EUR EURIBOR	Annual	09/18/2034	EUR	5,490,000	690,513	478,651	211,862
5 Year Interest Rate Swap Option*	GSC	1.77%	Pay	12 Mo. JPY TONAR	Semi-Annual	09/05/2030	JPY	1,178,730,000	360,088	163,685	196,403
5 Year Interest Rate Swap Option*	GSC	1.77%	Pay	12 Mo. JPY TONAR	Semi-Annual	09/05/2030	JPY	1,414,475,000	431,906	193,589	238,317
									$6,833,241	$4,188,508	$2,644,733
Total purchased OTC swaption contracts									$8,854,792	$8,377,088	$477,704

*	Swaptions with forward premiums.

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	1,977	06/15/2026	$152,387,226	$(1,183,684)
Canadian 10-Year Bond Future	1,198	06/19/2026	105,066,986	(469,356)
Euro BUXL 30-Year Bond Future	74	06/08/2026	9,464,921	(47,483)
Euro-BOBL Future	1,645	06/08/2026	222,893,974	(201,207)
Euro-BUND Future	1,853	06/08/2026	272,629,527	277,254
U.S. Treasury 10-Year Ultra Future	214	06/18/2026	24,151,906	(47,148)
U.S. Treasury Long Bond Future	218	06/18/2026	24,599,937	(693,003)
U.S. Treasury Ultra Bond Future	72	06/18/2026	8,282,250	(18,113)
Total				$(2,382,740)
Short position contracts:
Australian 3-Year Bond Future	(109)	06/15/2026	$(8,112,101)	$14,134
Euro-BTP Future	(164)	06/08/2026	(20,402,726)	(13,249)
Euro-BTP Italian Bond Future	(421)	06/08/2026	(57,790,698)	416,981
Euro-OAT Future	(614)	06/08/2026	(85,948,456)	196,019
Euro-Schatz Future	(1,729)	06/08/2026	(214,592,163)	229,045
Japanese 10-Year Bond Future	(23)	06/15/2026	(18,990,003)	134,739
Long Gilt Future	(341)	06/26/2026	(40,179,115)	247,169
U.S. Treasury 2-Year Note Future	(2,070)	06/30/2026	(428,748,750)	488,516
U.S. Treasury 5-Year Note Future	(3,857)	06/30/2026	(415,923,213)	1,508,472
The accompanying notes are an integral part of these financial statements.

177

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Futures Contracts Outstanding at April 30, 2026 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
U.S. Treasury 10-Year Note Future	(2,643)	06/18/2026	$(292,299,281)	$1,561,200
Total				$4,783,026
Total futures contracts				$2,400,286

OTC Credit Default Swap Contracts Outstanding at April 30, 2026
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
NCL Corp. Ltd. (B+)	GSC	USD	3,270,000	5.00%	12/20/2026	Quarterly	$46,825	$—	$114,262	$67,437
NCL Corp. Ltd. (B+)	GSC	USD	2,285,000	5.00%	12/20/2026	Quarterly	32,669	—	79,844	47,175
NCL Corp. Ltd. (B+)	GSC	USD	980,000	5.00%	12/20/2026	Quarterly	14,056	—	34,244	20,188
Total OTC credit default swap contracts							$93,550	$—	$228,350	$134,800

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S45.V1	USD	9,111,000	(1.00%)	06/20/2031	Quarterly	$333,441	$—	$241,226	$(92,215)
CDX.NA.HY.S46.V1	USD	4,050,000	(5.00%)	06/20/2031	Quarterly	—	(191,711)	(311,649)	(119,938)
Total						$333,441	$(191,711)	$(70,423)	$(212,153)
Credit default swaps on single-name issues:
Buy protection:
Abu Dhabi Government International Bonds	USD	8,694,000	(1.00%)	06/20/2031	Quarterly	$—	$(210,679)	$(240,808)	$(30,129)
Mexico Government International Bonds	USD	8,982,000	(1.00%)	06/20/2031	Quarterly	28,933	—	(59,317)	(88,250)
Qatar Government International Bonds	USD	8,692,000	(1.00%)	06/20/2031	Quarterly	—	(214,754)	(265,386)	(50,632)
Total						$28,933	$(425,433)	$(565,511)	$(169,011)
Sell protection:
Worldline SA (BB)	EUR	875,000	5.00%	06/20/2031	Quarterly	$—	$(4,950)	$(177,156)	$(172,206)
Total						$28,933	$(430,383)	$(742,667)	$(341,217)
Total centrally cleared credit default swap contracts						$362,374	$(622,094)	$(813,090)	$(553,370)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12 Mo. CHF SARON	0.13% Fixed	CHF	100,485,000	03/18/2029	Annual	$83,280	$—	$(416,543)	$(499,823)
12 Mo. CHF SARON	0.25% Fixed	CHF	185,838,000	06/17/2029	Annual	—	(4,638)	(166,264)	(161,626)
1.44% Fixed	12 Mo. JPY TONAR	JPY	35,480,424,000	03/18/2029	Annual	223,871	—	503,943	280,072
12 Mo. JPY TONAR	0.91% Fixed	JPY	3,636,001,000	09/15/2030	Annual	—	(593,203)	(745,101)	(151,898)
12 Mo. JPY TONAR	2.16% Fixed	JPY	1,101,660,000	09/16/2036	Annual	—	(6,840)	(143,766)	(136,926)
12 Mo. SONIA	4.25% Fixed	GBP	14,090,000	06/17/2031	Annual	27,437	—	(46,255)	(73,692)
3.94% Fixed	12 Mo. SONIA	GBP	13,245,000	09/16/2031	Annual	15,182	—	305,385	290,203
The accompanying notes are an integral part of these financial statements.

178

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2026 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
4.03% Fixed	12 Mo. SONIA	GBP	19,739,000	09/20/2031	Annual	$144,855	$—	$187,368	$42,513
12 Mo. SONIA	4.47% Fixed	GBP	13,159,000	06/18/2036	Annual	9,340	—	(260,059)	(269,399)
12 Mo. USD CPI	3.24% Fixed	USD	2,398,000	03/31/2027	Maturity	—	(420)	(8,423)	(8,003)
2.86% Fixed	12 Mo. USD CPI	USD	2,398,000	03/31/2028	Maturity	—	(914)	10,601	11,515
12 Mo. USD CPI	2.49% Fixed	USD	13,939,000	11/29/2029	At Maturity	11,974	—	(226,291)	(238,265)
12 Mo. USD CPI	2.52% Fixed	USD	11,954,000	03/03/2030	At Maturity	1,981	—	(155,360)	(157,341)
2.49% Fixed	12 Mo. USD CPI	USD	13,939,000	11/29/2034	At Maturity	—	(47,178)	181,545	228,723
2.49% Fixed	12 Mo. USD CPI	USD	11,954,000	03/03/2035	At Maturity	—	(18,077)	133,499	151,576
3.50% Fixed	12 Mo. USD SOFR	USD	30,806,000	09/16/2031	Annual	6,945	—	321,746	314,801
4.13% Fixed	12 Mo. USD SOFR	USD	19,839,000	12/18/2035	Annual	24,952	—	32,165	7,213
3.78% Fixed	12 Mo. USD SOFR	USD	7,661,000	09/16/2036	Annual	4,847	—	117,924	113,077
4.66% Fixed	3 Mo. AUD BBSW	AUD	32,930,000	09/20/2031	Quarterly	4,265	—	43,415	39,150
1.56% Fixed	3 Mo. CNY CNRR	CNY	58,295,000	09/17/2030	Quarterly	—	—	(11,138)	(11,138)
1.56% Fixed	3 Mo. CNY CNRR	CNY	59,700,000	06/17/2031	Quarterly	—	—	854	854
1.56% Fixed	3 Mo. CNY CNRR	CNY	119,390,000	06/17/2031	Quarterly	—	—	457	457
1.56% Fixed	3 Mo. CNY CNRR	CNY	179,080,000	06/17/2031	Quarterly	—	—	(1,816)	(1,816)
1.65% Fixed	3 Mo. CNY CNRR	CNY	394,546,000	06/17/2031	Quarterly	—	—	(252,022)	(252,022)
1.64% Fixed	3 Mo. CNY CNRR	CNY	838,412,000	06/17/2031	Quarterly	—	—	(482,843)	(482,843)
3 Mo. COP CPIBR	10.77% Fixed	COP	24,062,224,000	03/18/2036	Quarterly	—	—	(257,731)	(257,731)
3 Mo. COP CPIBR	10.67% Fixed	COP	24,062,224,000	03/18/2036	Quarterly	—	—	(296,789)	(296,789)
3 Mo. NZD NZDBBR	3.72% Fixed	NZD	44,449,000	06/17/2031	Semi-Annual	92,423	—	(417,559)	(509,982)
3 Mo. NZD NZDBBR	4.03% Fixed	NZD	35,573,000	06/21/2031	Semi-Annual	7,298	—	(173,788)	(181,086)
3 Mo. NZD NZDBBR	4.81% Fixed	NZD	17,160,000	12/18/2035	Semi-Annual	1,169	—	8,681	7,512
3 Mo. NZD NZDBBR	4.31% Fixed	NZD	12,039,000	09/16/2036	Semi-Annual	—	(22,544)	(95,135)	(72,591)
2.69% Fixed	3 Mo. SEK STIBOR	SEK	58,352,475	02/05/2030	Annual	—	(9,177)	21,390	30,567
3 Mo. SEK STIBOR	2.67% Fixed	SEK	891,939,000	06/17/2031	Annual	—	(96,763)	(798,916)	(702,153)
3 Mo. SEK STIBOR	2.75% Fixed	SEK	279,610,000	09/16/2031	Annual	7,148	—	(201,470)	(208,618)
3 Mo. SEK STIBOR	2.84% Fixed	SEK	204,481,000	09/20/2031	Annual	—	(1,950)	(81,420)	(79,470)
3 Mo. SEK STIBOR	3.00% Fixed	SEK	63,143,000	06/17/2036	Annual	—	(5,949)	(43,705)	(37,756)
3 Mo. ZAR JIBAR	7.42% Fixed	ZAR	88,655,000	03/18/2036	Quarterly	—	—	(266,482)	(266,482)
3 Mo. ZAR JIBAR	7.31% Fixed	ZAR	87,839,000	03/18/2036	Quarterly	—	—	(302,962)	(302,962)
3 Mo. ZAR JIBAR	8.16% Fixed	ZAR	40,980,000	06/17/2036	Quarterly	—	—	—	—
3 Mo. ZAR JIBAR	7.85% Fixed	ZAR	51,055,000	06/17/2036	Quarterly	—	—	(75,176)	(75,176)
3 Mo. ZAR JIBAR	7.75% Fixed	ZAR	49,435,000	06/17/2036	Quarterly	—	—	(91,824)	(91,824)
3 Mo. ZAR JIBAR	7.72% Fixed	ZAR	49,045,000	06/17/2036	Quarterly	—	—	(98,573)	(98,573)
4.84% Fixed	6 Mo. AUD BBSW	AUD	47,331,000	09/16/2031	Semi-Annual	75,723	—	184,025	108,302
6 Mo. AUD BBSW	5.19% Fixed	AUD	15,749,000	12/18/2035	Semi-Annual	6,794	—	(40,653)	(47,447)
4.84% Fixed	6 Mo. AUD BBSW	AUD	10,426,000	06/17/2036	Semi-Annual	4,660	—	162,725	158,065
6 Mo. CAD CDOR	2.81% Fixed	CAD	34,679,000	06/21/2031	Semi-Annual	—	(166,823)	(225,851)	(59,028)
6 Mo. CAD CDOR	3.00% Fixed	CAD	41,638,000	09/16/2031	Semi-Annual	—	(32,606)	(120,311)	(87,705)
6 Mo. CAD CDOR	3.34% Fixed	CAD	10,197,000	09/16/2036	Semi-Annual	37,289	—	(18,167)	(55,456)
4.92% Fixed	6 Mo. CLP CLICP	CLP	7,847,749,000	06/17/2031	Semi-Annual	—	—	65,802	65,802
6 mo. CZK PRIBOR	4.40% Fixed	CZK	118,660,000	06/17/2031	Semi-Annual	—	—	—	—
6 mo. CZK PRIBOR	4.56% Fixed	CZK	110,520,000	06/17/2036	Semi-Annual	—	—	10,076	10,076
6 mo. CZK PRIBOR	4.56% Fixed	CZK	44,200,000	06/17/2036	Semi-Annual	—	—	4,030	4,030
6 mo. CZK PRIBOR	4.44% Fixed	CZK	65,880,000	06/17/2036	Semi-Annual	—	—	(23,351)	(23,351)
6 Mo. EUR EURIBOR	2.81% Fixed	EUR	13,484,000	09/16/2031	Annual	12,213	—	(82,769)	(94,982)
2.94% Fixed	6 Mo. EUR EURIBOR	EUR	21,249,000	09/20/2031	Annual	—	(14,849)	(394)	14,455
3.06% Fixed	6 Mo. EUR EURIBOR	EUR	6,318,000	06/17/2036	Annual	8,106	—	17,940	9,834
0.63% Fixed	6 Mo. EUR EURIBOR	EUR	4,753,000	06/15/2072	Annual	—	(84,216)	3,200,356	3,284,572
1.16% Fixed	6 Mo. EUR EURIBOR	EUR	887,500	06/15/2072	Annual	—	(17,429)	456,094	473,523
4.44% Fixed	6 Mo. NOK NIBOR	NOK	684,091,500	06/17/2031	Annual	91,197	—	671,363	580,166
3.97% Fixed	6 Mo. NOK NIBOR	NOK	225,434,000	06/21/2031	Annual	—	(5,206)	258,919	264,125
4.41% Fixed	6 Mo. NOK NIBOR	NOK	302,219,000	09/16/2031	Annual	—	(14,880)	294,849	309,729
4.03% Fixed	6 Mo. NOK NIBOR	NOK	177,958,000	12/18/2035	Annual	8,351	—	129,277	120,926
4.03% Fixed	6 Mo. NOK NIBOR	NOK	71,270,000	06/17/2036	Annual	1,021	—	258,230	257,209
BZDIOVRA	14.92% Fixed	BRL	11,070,541	01/02/2029	At Maturity	—	—	89,749	89,749
BZDIOVRA	14.75% Fixed	BRL	10,808,409	01/02/2029	At Maturity	—	—	72,210	72,210
BZDIOVRA	14.74% Fixed	BRL	10,810,201	01/02/2029	At Maturity	—	—	71,774	71,774
BZDIOVRA	13.94% Fixed	BRL	22,371,156	01/02/2031	At Maturity	—	—	83,480	83,480
BZDIOVRA	14.07% Fixed	BRL	18,943,753	01/02/2031	At Maturity	—	—	76,881	76,881
BZDIOVRA	13.60% Fixed	BRL	45,773,472	01/02/2031	At Maturity	—	—	22,498	22,498
BZDIOVRA	13.67% Fixed	BRL	19,561,218	01/02/2031	At Maturity	—	—	(8,947)	(8,947)
BZDIOVRA	13.67% Fixed	BRL	44,796,980	01/02/2031	At Maturity	—	—	(17,169)	(17,169)
The accompanying notes are an integral part of these financial statements.

179

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2026 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BZDIOVRA	13.36% Fixed	BRL	19,841,524	01/02/2031	At Maturity	$—	$—	$(33,026)	$(33,026)
BZDIOVRA	13.03% Fixed	BRL	45,708,528	01/02/2031	At Maturity	—	—	(233,789)	(233,789)
Total centrally cleared interest rate swaps contracts						$912,321	$(1,143,662)	$1,077,413	$1,308,754

Foreign Currency Contracts Outstanding at April 30, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
272,995,000	AUD	191,269,504	USD	GSC	05/07/2026	$5,247,907
605,059,000	AUD	431,407,067	USD	DEUT	05/07/2026	4,148,998
215,881,000	AUD	151,728,983	USD	BNP	05/07/2026	3,674,506
80,709,000	AUD	56,457,471	USD	UBS	05/07/2026	1,641,483
47,340,000	AUD	32,710,330	USD	RBCA	05/07/2026	1,367,708
25,550,000	AUD	17,649,907	USD	SSG	05/07/2026	742,444
19,755,000	AUD	13,959,877	USD	BCLY(1)	05/07/2026	260,900
35,494,000	AUD	25,303,942	USD	MSC	05/07/2026	246,669
9,380,000	AUD	6,595,434	USD	CBK	05/07/2026	156,826
11,060,000	AUD	7,811,906	USD	JPM(1)	05/07/2026	149,714
12,390,000	AUD	8,903,537	USD	BOA	05/07/2026	15,493
196,337,404	AUD	139,923,974	USD	DEUT	06/02/2026	1,345,493
18,740,000	AUD	13,342,224	USD	MSC	06/02/2026	141,655
31,115,000	AUD	22,257,524	USD	RBCA	06/02/2026	130,464
9,195,000	AUD	6,358,011	USD	MSC	06/17/2026	255,928
12,155,000	AUD	8,660,260	USD	DEUT	06/17/2026	82,800
3,690,000	AUD	2,600,627	USD	JPM(1)	06/17/2026	53,580
4,310,000	AUD	3,071,214	USD	SSG	06/17/2026	28,958
1,540,000	AUD	1,080,582	USD	UBS	06/17/2026	27,135
253,649,000	BRL	48,301,833	USD	MSC	05/05/2026	2,852,770
50,675,000	BRL	9,915,993	USD	CBK	05/05/2026	303,875
29,970,000	BRL	5,744,831	USD	GSC	05/05/2026	299,361
27,975,000	BRL	5,347,809	USD	BOA	05/05/2026	294,043
11,405,000	BRL	2,198,422	USD	SCB	05/05/2026	101,679
11,135,000	BRL	2,227,936	USD	JPM(1)	05/05/2026	17,713
13,375,000	BRL	2,687,632	USD	BNP	05/05/2026	9,768
363,749,000	BRL	72,284,289	USD	GSC	06/02/2026	553,450
259,975,000	CAD	187,218,338	USD	BCLY(1)	05/07/2026	4,227,200
573,224,000	CAD	419,133,793	USD	BOA	05/07/2026	2,988,246
147,305,000	CAD	106,749,282	USD	RBCA	05/07/2026	1,726,091
109,765,000	CAD	79,133,260	USD	DEUT	05/07/2026	1,697,664
69,380,000	CAD	50,167,989	USD	UBS	05/07/2026	923,429
79,530,000	CAD	57,732,898	USD	GSC	05/07/2026	832,979
33,425,000	CAD	24,382,822	USD	TDB	05/07/2026	231,342
28,470,000	CAD	20,742,738	USD	BNP	05/07/2026	222,565
22,880,000	CAD	16,658,754	USD	CBK	05/07/2026	190,074
12,225,000	CAD	8,903,575	USD	SCB	05/07/2026	98,913
4,455,000	CAD	3,220,389	USD	JPM(1)	05/07/2026	60,272
252,076,842	CAD	184,523,655	USD	BOA	06/02/2026	1,309,712
24,425,000	CAD	17,904,922	USD	CIBC	06/02/2026	101,412
13,730,000	CAD	10,058,937	USD	RBCA	06/02/2026	62,945
1,375,000	CAD	1,015,464	USD	BCLY(1)	06/02/2026	(1,801)
16,100,000	CAD	11,809,734	USD	SSG	06/17/2026	67,013
265,000	CAD	192,419	USD	CBK	06/17/2026	3,068
95,000	CAD	68,485	USD	MSC	06/17/2026	1,595
66,294,000	CHF	83,681,001	USD	JPM(1)	05/07/2026	1,228,899
41,955,000	CHF	53,008,204	USD	RBCA	05/07/2026	728,106
26,160,000	CHF	33,099,512	USD	MSC	05/07/2026	406,432
30,990,000	CHF	39,531,773	USD	UBS	05/07/2026	160,474
3,485,000	CHF	4,373,421	USD	SCB	05/07/2026	90,196
5,240,000	CHF	6,649,662	USD	DEUT	05/07/2026	61,773
3,510,000	CHF	4,442,111	USD	CBK	05/07/2026	53,526
10,445,000	CHF	13,338,646	USD	SSG	05/07/2026	39,396
1,055,000	CHF	1,334,210	USD	GSC	05/07/2026	17,043
13,035,000	CHF	16,684,499	USD	BNP	05/07/2026	10,837
The accompanying notes are an integral part of these financial statements.

180

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
15,305,000	CHF	19,610,139	USD	BCLY(1)	05/07/2026	$(7,369)
10,435,000	CHF	13,414,217	USD	SGG	05/07/2026	(48,983)
14,560,000	CHF	18,669,685	USD	JPM(1)	06/02/2026	31,441
5,450,000	CHF	6,891,443	USD	CBK	06/17/2026	120,271
470,000	CHF	604,780	USD	SCB	06/17/2026	(100)
1,855,000	CHF	2,390,618	USD	UBS	06/17/2026	(4,062)
2,535,000	CHF	3,275,139	USD	SSG	06/17/2026	(13,727)
11,287,900,000	CLP	12,352,579	USD	UBS	05/07/2026	192,319
1,024,600,000	CLP	1,150,099	USD	BOA	05/07/2026	(11,401)
6,345,900,000	CLP	7,106,271	USD	BNP	05/07/2026	(53,704)
5,950,800,000	CLP	6,718,467	USD	CBK	05/07/2026	(104,997)
3,980,200,000	CLP	4,388,507	USD	UBS	06/02/2026	35,072
98,849,000	CNH	14,406,430	USD	JPM(1)	05/07/2026	70,947
77,055,000	CNH	11,228,196	USD	BNP	05/07/2026	57,243
86,812,000	CNH	12,673,100	USD	MSC	05/07/2026	41,345
33,660,000	CNH	4,935,587	USD	BCLY(1)	05/07/2026	(5,759)
122,724,000	CNH	17,986,809	USD	GSC	05/07/2026	(12,711)
81,913,000	CNH	12,018,017	USD	SCB	05/07/2026	(21,078)
19,235,000	CNH	2,820,216	USD	SCB	06/02/2026	2,243
5,950,000	CNH	871,574	USD	BCLY(1)	06/02/2026	1,503
132,123,347,000	COP	35,706,410	USD	CBK	05/07/2026	547,788
14,155,400,000	COP	3,880,795	USD	BOA	05/07/2026	3,398
71,523,747,000	COP	19,651,541	USD	CBK	06/02/2026	(144,922)
3,540,752,000	CZK	170,150,830	USD	BNP	05/07/2026	276,737
20,870,000	CZK	980,576	USD	GSC	05/07/2026	23,963
528,060,000	CZK	25,460,367	USD	BCLY(1)	05/07/2026	(43,173)
432,025,000	CZK	20,963,581	USD	CIBC	05/07/2026	(168,854)
198,795,000	EUR	230,562,529	USD	DEUT	05/07/2026	2,829,498
249,292,000	EUR	291,892,376	USD	GSC	05/07/2026	784,828
90,991,000	EUR	106,193,421	USD	MSC	05/07/2026	633,078
38,274,000	EUR	44,442,469	USD	JPM(1)	05/07/2026	492,498
46,364,000	EUR	54,029,249	USD	SSG	05/07/2026	403,649
22,667,000	EUR	26,371,181	USD	RBCA	05/07/2026	240,641
36,638,000	EUR	42,862,664	USD	BCLY(1)	05/07/2026	151,582
34,257,000	EUR	40,076,584	USD	BNP	05/07/2026	142,288
8,514,000	EUR	9,933,308	USD	CBK	05/07/2026	62,416
7,144,000	EUR	8,360,875	USD	UBS	05/07/2026	26,423
6,545,000	EUR	7,716,228	USD	TDB	05/07/2026	(32,178)
15,776,000	EUR	18,494,388	USD	CBK	05/29/2026	47,176
123,000	EUR	143,973	USD	BNP	05/29/2026	589
151,596,000	EUR	177,765,214	USD	DEUT	06/02/2026	430,682
12,869,000	EUR	15,059,357	USD	BCLY(1)	06/02/2026	67,711
8,579,000	EUR	10,034,827	USD	GSC	06/02/2026	49,493
4,767,000	EUR	5,585,122	USD	UBS	06/02/2026	18,323
5,582,000	EUR	6,485,093	USD	DEUT	06/17/2026	80,797
6,265,000	EUR	7,324,094	USD	SSG	06/17/2026	45,183
4,484,000	EUR	5,266,329	USD	CBK	06/17/2026	8,026
95,822,000	GBP	127,542,996	USD	BCLY(1)	05/07/2026	2,845,805
49,800,000	GBP	66,702,583	USD	WEST	05/07/2026	1,062,256
37,418,000	GBP	50,038,777	USD	GSC	05/07/2026	877,382
18,173,000	GBP	24,230,360	USD	DEUT	05/07/2026	498,361
26,291,000	GBP	35,366,713	USD	BNP	05/07/2026	408,496
19,960,000	GBP	26,776,999	USD	RBCA	05/07/2026	383,365
14,014,000	GBP	18,720,264	USD	SSG	05/07/2026	349,142
21,932,000	GBP	29,601,420	USD	CBK	05/07/2026	242,324
11,041,000	GBP	14,803,364	USD	UBS	05/07/2026	220,563
21,866,000	GBP	29,621,203	USD	MSC	05/07/2026	132,731
7,415,000	GBP	9,960,332	USD	TDB	05/07/2026	129,554
3,305,000	GBP	4,464,534	USD	JPM(1)	05/07/2026	32,711
3,657,000	GBP	4,937,284	USD	CBK	05/29/2026	38,823
15,592,000	GBP	21,049,917	USD	WEST	06/02/2026	166,043
13,711,000	GBP	18,518,079	USD	GSC	06/02/2026	138,413
842,000	GBP	1,133,711	USD	BCLY(1)	06/02/2026	11,994
4,869,000	GBP	6,444,010	USD	MSC	06/17/2026	180,833
5,853,000	GBP	7,836,266	USD	WEST	06/17/2026	127,424
The accompanying notes are an integral part of these financial statements.

181

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
4,190,000	GBP	5,607,963	USD	SSG	06/17/2026	$93,022
3,683,000	GBP	4,957,371	USD	CBK	06/17/2026	53,781
380,000	GBP	507,654	USD	JPM(1)	06/17/2026	9,380
9,935,454,000	HUF	29,218,400	USD	DEUT	05/07/2026	2,788,325
17,317,346,000	HUF	55,337,105	USD	GSC	05/07/2026	450,134
990,000,000	HUF	3,013,792	USD	BCLY(1)	05/07/2026	175,459
581,100,000	HUF	1,808,048	USD	UBS	05/07/2026	63,946
98,300,000	HUF	306,313	USD	MSC	05/07/2026	10,358
30,800,000	HUF	98,945	USD	GSC	06/02/2026	123
387,680,000,000	IDR	22,351,110	USD	CBK	05/07/2026	36,075
57,158,000,000	IDR	3,345,508	USD	BOA	05/07/2026	(44,830)
90,820,000	ILS	29,363,989	USD	GSC	05/07/2026	1,445,313
15,075,000	ILS	4,911,518	USD	BCLY(1)	05/07/2026	202,446
2,675,000	ILS	844,238	USD	SCB	05/07/2026	63,215
341,460,000	INR	3,650,234	USD	BCLY(1)	05/07/2026	(54,356)
513,550,000	INR	5,496,628	USD	BOA	05/07/2026	(88,491)
870,750,000	INR	9,401,317	USD	SCB	05/07/2026	(231,546)
2,016,600,000	INR	21,528,678	USD	CBK	05/07/2026	(292,086)
1,116,613,000	INR	11,740,844	USD	CBK	06/02/2026	(9,221)
25,682,727,000	JPY	161,436,455	USD	BNP	05/07/2026	2,709,549
16,458,719,000	JPY	103,591,356	USD	CBK	05/07/2026	1,601,249
11,987,900,000	JPY	75,524,389	USD	BCLY(1)	05/07/2026	1,093,872
9,402,300,000	JPY	59,109,420	USD	GSC	05/07/2026	983,496
8,418,700,000	JPY	52,982,057	USD	MSC	05/07/2026	824,377
6,758,700,000	JPY	42,725,082	USD	BOA	05/07/2026	471,795
3,398,000,000	JPY	21,351,817	USD	UBS	05/07/2026	365,819
2,799,800,000	JPY	17,612,799	USD	SCB	05/07/2026	281,561
2,123,800,000	JPY	13,346,431	USD	RBCA	05/07/2026	227,411
2,091,800,000	JPY	13,156,678	USD	DEUT	05/07/2026	212,642
1,048,200,000	JPY	6,603,833	USD	TDB	05/07/2026	95,527
10,832,519,000	JPY	68,318,893	USD	BNP	06/02/2026	1,072,419
3,561,400,000	JPY	22,390,452	USD	GSC	06/02/2026	423,283
1,050,300,000	JPY	6,626,452	USD	CBK	06/17/2026	109,713
121,807,267,000	KRW	79,616,304	USD	JPM(1)	05/07/2026	2,523,289
25,650,000	KRW	17,415	USD	SCB	05/07/2026	(118)
319,670,000	KRW	216,959	USD	BOA	05/07/2026	(1,393)
4,628,370,000	KRW	3,157,573	USD	BNP	05/07/2026	(36,475)
41,252,345,000	KRW	27,868,167	USD	CBK	05/07/2026	(50,033)
34,442,820,000	KRW	23,330,729	USD	BCLY(1)	05/07/2026	(104,535)
34,727,820,000	KRW	23,532,871	USD	DEUT	05/07/2026	(114,491)
189,293,051,000	KRW	128,172,313	USD	GSC	05/07/2026	(524,312)
9,892,870,000	KRW	6,664,109	USD	MSC	06/02/2026	12,068
14,839,310,000	KRW	10,008,977	USD	BCLY(1)	06/02/2026	5,291
65,715,330,000	KRW	44,537,669	USD	BNP	06/02/2026	(189,855)
117,450,367,000	KRW	79,566,379	USD	GSC	06/02/2026	(305,314)
288,180,000	MXN	16,020,460	USD	DEUT	05/07/2026	467,225
155,470,000	MXN	8,753,990	USD	MSC	05/07/2026	140,937
406,680,000	MXN	23,140,120	USD	BNP	05/07/2026	127,323
80,610,000	MXN	4,574,604	USD	JPM(1)	05/07/2026	37,348
88,930,000	MXN	5,118,200	USD	BOA	05/07/2026	(30,235)
54,130,000	MXN	3,133,562	USD	BCLY(1)	05/07/2026	(36,615)
114,840,000	MXN	6,608,671	USD	UBS	05/07/2026	(38,313)
242,360,000	MXN	13,989,412	USD	CBK	05/07/2026	(123,233)
242,352,000	MXN	13,800,934	USD	DEUT	06/02/2026	34,332
116,900,000	MXN	6,666,248	USD	GSC	06/02/2026	7,279
116,900,000	MXN	6,667,023	USD	UBS	06/02/2026	6,505
2,004,580,000	NOK	204,597,205	USD	UBS	05/07/2026	11,757,172
1,187,520,000	NOK	123,406,167	USD	JPM(1)	05/07/2026	4,762,902
2,441,628,000	NOK	261,902,404	USD	GSC	05/07/2026	1,622,579
566,830,000	NOK	60,189,789	USD	RBCA	05/07/2026	988,189
326,920,000	NOK	34,380,159	USD	BNP	05/07/2026	904,327
170,900,000	NOK	17,596,479	USD	SCB	05/07/2026	848,763
190,310,000	NOK	19,845,563	USD	DEUT	05/07/2026	694,602
117,730,000	NOK	12,221,946	USD	BCLY(1)	05/07/2026	484,657
63,520,000	NOK	6,586,736	USD	MSC	05/07/2026	268,979
The accompanying notes are an integral part of these financial statements.

182

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,797,980,000	NOK	300,483,358	USD	GSC	06/02/2026	$1,418,440
82,960,000	NOK	8,941,255	USD	WFB	06/02/2026	10,121
13,690,000	NOK	1,467,193	USD	BOA	06/02/2026	9,957
146,650,000	NOK	15,066,037	USD	MSC	06/17/2026	753,912
69,330,000	NOK	7,153,899	USD	BNP	06/17/2026	325,112
6,370,000	NOK	656,849	USD	WFB	06/17/2026	30,318
4,350,000	NOK	448,861	USD	GSC	06/17/2026	20,398
6,030,000	NOK	645,665	USD	SSG	06/17/2026	4,825
1,136,038,000	NZD	665,121,401	USD	SCB	05/07/2026	6,157,946
71,764,000	NZD	41,034,368	USD	TDB	05/07/2026	1,370,632
127,225,000	NZD	74,291,683	USD	CBK	05/07/2026	884,952
150,839,743	NZD	88,277,582	USD	BCLY(1)	05/07/2026	852,890
87,922,000	NZD	51,166,095	USD	BNP	05/07/2026	786,588
85,395,000	NZD	49,687,179	USD	GSC	05/07/2026	772,312
55,650,000	NZD	32,361,801	USD	MSC	05/07/2026	521,515
66,100,257	NZD	38,621,211	USD	RBCA	05/07/2026	437,109
34,580,000	NZD	20,141,612	USD	DEUT	05/07/2026	291,542
90,145,000	NZD	53,043,800	USD	UBS	05/07/2026	222,444
11,335,000	NZD	6,632,777	USD	SSG	05/07/2026	65,019
7,600,000	NZD	4,443,864	USD	WEST	05/07/2026	46,939
122,368,000	NZD	72,412,426	USD	BOA	05/07/2026	(105,769)
93,889,000	NZD	55,030,925	USD	SCB	06/02/2026	496,105
37,940,000	NZD	22,288,365	USD	SSG	06/02/2026	149,785
5,100,000	NZD	3,000,507	USD	BNP	06/02/2026	15,691
5,100,000	NZD	3,001,217	USD	UBS	06/02/2026	14,981
1,905,000	NZD	1,116,181	USD	CBK	06/17/2026	11,019
2,830,000	NZD	1,671,769	USD	SSG	06/17/2026	2,761
405,000	NZD	237,993	USD	UBS	06/17/2026	1,648
4,595,000	NZD	2,717,276	USD	MSC	06/17/2026	1,614
16,485,000	PEN	4,871,454	USD	BOA	05/07/2026	(174,070)
31,104,000	PEN	9,093,184	USD	CBK	05/07/2026	(230,129)
291,630,000	PHP	4,727,346	USD	CBK	05/07/2026	15,569
170,810,000	PHP	2,870,756	USD	DEUT	05/07/2026	(92,793)
683,240,000	PHP	11,469,532	USD	GSC	05/07/2026	(357,680)
75,370,243	PLN	20,335,274	USD	BCLY(1)	05/07/2026	457,504
7,203,000	PLN	1,962,829	USD	GSC	05/07/2026	24,299
22,620,000	PLN	6,225,536	USD	BNP	05/07/2026	14,760
51,665,243	PLN	14,211,946	USD	GSC	06/02/2026	40,475
42,195,000	PLN	11,601,244	USD	BCLY(1)	06/02/2026	38,708
66,852,000	RON	15,009,490	USD	BNP	05/07/2026	86,707
135,685,000	RON	31,198,068	USD	GSC	05/07/2026	(558,333)
66,852,000	RON	15,297,867	USD	BNP	06/02/2026	(230,865)
3,766,452,000	SEK	404,830,601	USD	GSC	05/07/2026	3,268,645
739,850,000	SEK	78,974,629	USD	RBCA	05/07/2026	1,188,938
361,020,000	SEK	38,409,858	USD	MSC	05/07/2026	707,060
585,520,000	SEK	62,786,454	USD	DEUT	05/07/2026	655,284
51,360,000	SEK	5,386,220	USD	BCLY(1)	05/07/2026	178,693
62,430,000	SEK	6,609,363	USD	BNP	05/07/2026	154,997
54,330,000	SEK	5,743,924	USD	UBS	05/07/2026	142,792
31,200,000	SEK	3,310,939	USD	TDB	05/07/2026	69,615
216,720,000	SEK	23,470,732	USD	BOA	05/07/2026	11,121
38,730,000	SEK	4,223,555	USD	CBK	05/07/2026	(27,117)
122,440,000	SEK	13,377,619	USD	WFB	05/07/2026	(111,110)
526,300,000	SEK	57,259,733	USD	JPM(1)	05/07/2026	(234,546)
1,577,050,000	SEK	170,161,686	USD	GSC	06/02/2026	947,812
123,380,000	SEK	13,342,286	USD	BOA	06/02/2026	44,411
6,840,000	SEK	738,576	USD	BCLY(1)	06/02/2026	3,562
81,480,000	SEK	8,684,140	USD	CBK	06/17/2026	163,396
65,380,000	SEK	7,081,353	USD	SSG	06/17/2026	17,958
6,420,000	SEK	690,616	USD	WFB	06/17/2026	6,502
6,760,000	SGD	5,254,776	USD	JPM(1)	05/07/2026	58,917
14,950,000	SGD	11,713,980	USD	SCB	05/07/2026	37,455
3,880,000	SGD	3,019,737	USD	BOA	05/07/2026	30,134
2,515,000	SGD	1,976,463	USD	GSC	05/07/2026	451
2,820,000	SGD	2,216,429	USD	BCLY(1)	05/07/2026	230
The accompanying notes are an integral part of these financial statements.

183

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
4,360,000	SGD	3,430,422	USD	UBS	05/07/2026	$(3,247)
8,170,000	SGD	6,417,104	USD	SCB	06/02/2026	16,826
335,118,000	THB	10,277,102	USD	BCLY(1)	05/07/2026	8,824
54,130,000	THB	1,659,920	USD	GSC	05/07/2026	1,516
30,690,000	THB	954,603	USD	UBS	05/07/2026	(12,621)
67,855,000	TWD	2,116,236	USD	DEUT	05/07/2026	26,274
34,355,000	TWD	1,070,916	USD	BCLY(1)	05/07/2026	13,837
105,445,000	TWD	3,321,625	USD	BOA	05/07/2026	7,782
98,530,000	TWD	3,114,096	USD	UBS	05/07/2026	(3,028)
1,061,730,000	TWD	33,566,498	USD	GSC	05/07/2026	(42,556)
1,333,560,000	TWD	42,133,266	USD	GSC	06/02/2026	42,063
306,708,000	ZAR	17,867,908	USD	GSC	05/07/2026	534,690
16,580,000	ZAR	1,007,451	USD	JPM(1)	05/07/2026	(12,644)
18,590,000	ZAR	1,128,118	USD	UBS	05/07/2026	(12,711)
99,630,000	ZAR	6,001,079	USD	BCLY(1)	05/07/2026	(23,241)
36,850,000	ZAR	2,241,805	USD	CBA	05/07/2026	(30,791)
113,010,000	ZAR	6,819,828	USD	CBK	05/07/2026	(39,184)
73,065,000	ZAR	4,447,617	USD	DEUT	05/07/2026	(63,689)
191,836,000	ZAR	11,665,224	USD	MSC	05/07/2026	(154,991)
51,640,000	ZAR	3,110,206	USD	CBK	06/02/2026	(17,794)
499,038,000	ZAR	30,030,871	USD	MSC	06/02/2026	(146,456)
4,437,738	USD	6,190,000	AUD	SCB	05/07/2026	(18,178)
8,884,610	USD	12,385,000	AUD	BOA	05/07/2026	(30,821)
13,331,143	USD	18,740,000	AUD	CBK	05/07/2026	(158,980)
3,259,687	USD	4,750,000	AUD	JPM(1)	05/07/2026	(159,635)
7,701,181	USD	11,115,000	AUD	GSC	05/07/2026	(300,032)
72,624,641	USD	102,720,000	AUD	MSC	05/07/2026	(1,319,089)
144,442,409	USD	202,562,404	AUD	DEUT	05/07/2026	(1,373,592)
49,361,188	USD	71,035,000	AUD	RBCA	05/07/2026	(1,773,867)
60,968,178	USD	87,195,000	AUD	UBS	05/07/2026	(1,799,768)
100,856,714	USD	142,715,000	AUD	BNP	05/07/2026	(1,877,703)
465,182,513	USD	676,205,596	AUD	BCLY(1)	05/07/2026	(21,588,939)
4,445,618	USD	6,209,000	AUD	SSG	06/02/2026	(21,906)
11,432,974	USD	15,966,000	AUD	BNP	06/02/2026	(54,945)
9,804,725	USD	13,762,000	AUD	SCB	06/02/2026	(97,364)
431,208,003	USD	605,059,000	AUD	DEUT	06/02/2026	(4,146,446)
7,268,556	USD	10,585,000	AUD	CBK	06/17/2026	(345,208)
2,331,279	USD	12,275,000	BRL	MSC	05/05/2026	(144,279)
4,193,554	USD	22,160,000	BRL	GSC	05/05/2026	(275,558)
2,233,915	USD	11,145,000	BRL	CBK	06/02/2026	2,220
2,222,954	USD	11,145,000	BRL	MSC	06/02/2026	(8,741)
59,114,486	USD	80,012,000	CAD	WFB	05/06/2026	196,094
3,319,790	USD	4,600,000	CAD	WEST	05/07/2026	(67,650)
4,620,665	USD	6,409,000	CAD	UBS	05/07/2026	(98,921)
19,556,105	USD	26,817,000	CAD	BNP	05/07/2026	(191,928)
13,289,632	USD	18,390,000	CAD	MSC	05/07/2026	(252,760)
30,074,884	USD	41,205,000	CAD	JPM(1)	05/07/2026	(268,471)
30,129,765	USD	41,300,000	CAD	CBK	05/07/2026	(283,547)
19,856,944	USD	27,470,000	CAD	TDB	05/07/2026	(371,959)
31,094,166	USD	42,955,000	CAD	DEUT	05/07/2026	(537,888)
64,326,389	USD	88,783,000	CAD	GSC	05/07/2026	(1,053,394)
184,320,592	USD	252,076,842	CAD	BOA	05/07/2026	(1,308,744)
100,046,474	USD	138,065,000	CAD	RBCA	05/07/2026	(1,624,563)
469,838,655	USD	652,563,158	CAD	BCLY(1)	05/07/2026	(10,708,724)
6,735,159	USD	9,155,000	CAD	TDB	06/02/2026	(13,992)
4,905,433	USD	6,715,000	CAD	SSG	06/02/2026	(44,927)
417,034,686	USD	569,709,000	CAD	BOA	06/02/2026	(2,960,029)
38,978,060	USD	52,715,000	CAD	TDB	06/03/2026	114,402
84,750,688	USD	115,053,000	CAD	SCB	06/05/2026	(78,411)
2,107,462	USD	2,855,000	CAD	BNP	06/17/2026	1,368
552,681	USD	750,000	CAD	TDB	06/17/2026	(583)
305,439	USD	415,000	CAD	SSG	06/17/2026	(701)
231,103	USD	315,000	CAD	JPM(1)	06/17/2026	(1,268)
5,841,830	USD	8,105,000	CAD	CBK	06/17/2026	(137,117)
56,186,249	USD	76,847,000	CAD	RBCA	07/15/2026	(571,722)
The accompanying notes are an integral part of these financial statements.

184

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
78,097,038	USD	107,660,000	CAD	TDB	07/15/2026	$(1,418,924)
34,589,171	USD	26,945,000	CHF	SSG	05/07/2026	77,792
38,946,059	USD	30,425,000	CHF	BOA	05/07/2026	(22,531)
16,655,912	USD	13,035,000	CHF	BNP	05/07/2026	(39,423)
33,418,646	USD	26,150,000	CHF	GSC	05/07/2026	(74,488)
13,426,063	USD	10,550,000	CHF	SCB	05/07/2026	(86,464)
25,610,836	USD	20,070,000	CHF	RBCA	05/07/2026	(94,984)
27,815,061	USD	21,825,000	CHF	DEUT	05/07/2026	(138,579)
27,244,772	USD	21,390,000	CHF	BCLY(1)	05/07/2026	(151,716)
36,846,218	USD	29,200,000	CHF	JPM(1)	05/07/2026	(553,383)
49,429,501	USD	39,115,000	CHF	UBS	05/07/2026	(669,314)
39,623,749	USD	31,560,000	CHF	MSC	05/07/2026	(798,560)
13,542,604	USD	10,570,000	CHF	RBCA	06/02/2026	(33,694)
13,493,674	USD	10,570,000	CHF	BOA	06/02/2026	(82,624)
16,881,056	USD	13,210,000	CHF	SSG	06/02/2026	(86,106)
72,981,029	USD	56,916,000	CHF	JPM(1)	06/02/2026	(122,906)
29,258,820	USD	22,900,000	CHF	BNP	06/02/2026	(154,354)
210,256	USD	165,000	CHF	UBS	06/17/2026	(2,025)
5,101,862	USD	3,985,000	CHF	JPM(1)	06/17/2026	(25,051)
9,148,593	USD	7,140,000	CHF	SSG	06/17/2026	(37,395)
6,478,205	USD	5,130,000	CHF	MSC	06/17/2026	(121,812)
16,198,182	USD	14,548,060,000	CLP	CBK	05/07/2026	30,077
4,626,507	USD	4,182,490,000	CLP	BOA	05/07/2026	(21,738)
6,443,874	USD	5,878,650,000	CLP	UBS	05/07/2026	(89,412)
8,031,142	USD	7,283,925,000	CLP	UBS	06/02/2026	(64,182)
893,761	USD	6,083,000	CNH	CBK	05/07/2026	2,848
3,653,879	USD	24,998,000	CNH	BNP	05/07/2026	(7,317)
3,618,159	USD	24,785,000	CNH	GSC	05/07/2026	(11,841)
3,683,513	USD	25,277,000	CNH	BCLY(1)	05/07/2026	(18,544)
58,414,816	USD	400,635,000	CNH	JPM(1)	05/07/2026	(261,995)
29,625,716	USD	107,145,027,000	COP	CBK	05/07/2026	225,484
3,330,418	USD	11,841,300,000	COP	UBS	05/07/2026	81,205
3,500,335	USD	12,533,980,000	COP	DEUT	05/07/2026	61,054
3,351,764	USD	12,012,480,000	COP	BOA	05/07/2026	55,581
690,176	USD	2,475,660,000	COP	BCLY(1)	05/07/2026	10,863
73,856	USD	270,300,000	COP	BNP	05/07/2026	(313)
114,915	USD	2,390,000	CZK	SCB	05/07/2026	(123)
2,438,796	USD	50,880,000	CZK	BOA	05/07/2026	(10,219)
5,344,116	USD	111,350,000	CZK	DEUT	05/07/2026	(15,511)
1,456,943	USD	30,790,000	CZK	BCLY(1)	05/07/2026	(25,077)
7,748,010	USD	161,830,000	CZK	BNP	05/07/2026	(41,379)
195,317,334	USD	4,164,467,000	CZK	GSC	05/07/2026	(5,131,605)
170,212,177	USD	3,540,752,000	CZK	BNP	06/02/2026	(276,074)
13,377,908	USD	11,317,000	EUR	WFB	05/07/2026	91,369
4,463,007	USD	3,779,000	EUR	WEST	05/07/2026	26,333
5,332,610	USD	4,527,000	EUR	BNP	05/07/2026	17,759
136,160,628	USD	115,972,000	EUR	GSC	05/07/2026	5,597
8,852,723	USD	7,552,000	EUR	SSG	05/07/2026	(13,579)
2,444,506	USD	2,111,000	EUR	BOA	05/07/2026	(33,879)
3,297,581	USD	2,842,000	EUR	CAG	05/07/2026	(39,023)
16,649,811	USD	14,231,000	EUR	RBCA	05/07/2026	(57,863)
4,467,859	USD	3,856,000	EUR	UBS	05/07/2026	(59,217)
4,389,805	USD	3,797,000	EUR	SCB	05/07/2026	(68,001)
24,935,437	USD	21,314,000	EUR	CBK	05/07/2026	(87,917)
22,281,641	USD	19,103,000	EUR	JPM(1)	05/07/2026	(145,923)
171,810,762	USD	146,794,000	EUR	BCLY(1)	05/07/2026	(530,339)
189,232,032	USD	161,830,000	EUR	MSC	05/07/2026	(761,838)
257,765,017	USD	220,456,000	EUR	DEUT	05/07/2026	(1,057,752)
23,464,000	USD	19,957,058	EUR	DEUT	05/29/2026	8,430
1,650,000	USD	1,406,219	EUR	SSG	05/29/2026	(2,732)
3,468,000	USD	2,954,203	EUR	UBS	05/29/2026	(4,081)
31,665,841	USD	27,053,006	EUR	BNP	05/29/2026	(129,610)
6,719,030	USD	5,719,000	EUR	MSC	06/02/2026	(3,458)
8,940,233	USD	7,622,000	EUR	UBS	06/02/2026	(19,167)
78,636,212	USD	67,060,000	EUR	DEUT	06/02/2026	(190,517)
The accompanying notes are an integral part of these financial statements.

185

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
118,185,364	USD	100,929,000	EUR	GSC	06/02/2026	$(453,213)
3,810,120	USD	3,239,000	EUR	SSG	06/17/2026	210
135,778	USD	118,000	EUR	CBK	06/17/2026	(3,021)
6,902,355	USD	5,984,000	EUR	JPM(1)	06/17/2026	(136,393)
9,773,088	USD	7,217,000	GBP	CBK	05/07/2026	(47,370)
3,307,321	USD	2,483,000	GBP	TDB	05/07/2026	(71,396)
2,944,015	USD	2,219,000	GBP	JPM(1)	05/07/2026	(75,467)
13,259,976	USD	9,848,000	GBP	MSC	05/07/2026	(140,589)
16,517,171	USD	12,313,000	GBP	DEUT	05/07/2026	(237,618)
14,689,029	USD	11,123,000	GBP	BNP	05/07/2026	(446,480)
40,319,736	USD	29,981,000	GBP	GSC	05/07/2026	(476,603)
33,124,684	USD	24,726,000	GBP	RBCA	05/07/2026	(520,966)
71,206,388	USD	52,823,000	GBP	UBS	05/07/2026	(671,966)
75,137,601	USD	55,970,000	GBP	BCLY(1)	05/07/2026	(1,023,001)
39,372,523	USD	29,782,000	GBP	SCB	05/07/2026	(1,153,027)
117,384,069	USD	88,552,000	GBP	WEST	05/07/2026	(3,112,154)
6,292,245	USD	4,667,000	GBP	GSC	05/29/2026	(58,175)
1,682,716	USD	1,239,000	GBP	BCLY(1)	06/02/2026	(3,185)
6,718,637	USD	4,956,000	GBP	GSC	06/02/2026	(24,969)
8,907,155	USD	6,594,000	GBP	SSG	06/02/2026	(65,269)
23,472,750	USD	17,364,000	GBP	UBS	06/02/2026	(154,363)
43,078,618	USD	31,909,000	GBP	WEST	06/02/2026	(339,807)
312,359	USD	231,000	GBP	SSG	06/17/2026	(1,944)
5,265,678	USD	3,959,000	GBP	JPM(1)	06/17/2026	(121,003)
7,815,872	USD	5,923,000	GBP	CBK	06/17/2026	(243,061)
11,969,710	USD	3,698,100,000	HUF	CBK	05/07/2026	56,408
463,889	USD	143,915,000	HUF	BNP	05/07/2026	272
4,002,851	USD	1,301,000,000	HUF	BCLY(1)	05/07/2026	(188,276)
6,896,532	USD	2,223,300,000	HUF	JPM(1)	05/07/2026	(265,752)
10,462,883	USD	3,500,400,000	HUF	DEUT	05/07/2026	(813,535)
56,393,229	USD	18,055,485,000	HUF	GSC	05/07/2026	(1,771,898)
49,076,875	USD	15,276,846,000	HUF	GSC	06/02/2026	(61,127)
17,236,677	USD	293,351,000,000	IDR	CBK	05/07/2026	296,667
3,097,801	USD	52,960,000,000	IDR	SCB	05/07/2026	39,543
2,867,286	USD	49,065,000,000	IDR	DEUT	05/07/2026	33,951
2,880,722	USD	49,462,000,000	IDR	GSC	05/07/2026	24,462
22,327,952	USD	387,680,000,000	IDR	CBK	06/02/2026	(37,643)
11,203,297	USD	33,450,000	ILS	CBK	05/07/2026	(144,105)
2,034,535	USD	6,445,000	ILS	GSC	05/07/2026	(151,833)
22,227,671	USD	68,675,000	ILS	BCLY(1)	05/07/2026	(1,069,278)
10,118,319	USD	29,931,000	ILS	GSC	06/02/2026	(36,563)
2,051,999	USD	190,930,000	INR	BCLY(1)	05/07/2026	41,336
2,388,155	USD	223,270,000	INR	SCB	05/07/2026	36,923
15,530,748	USD	1,475,955,000	INR	GSC	05/07/2026	(12,371)
19,490,469	USD	1,852,205,000	INR	CBK	05/07/2026	(14,896)
14,171,296	USD	1,346,840,000	INR	GSC	06/02/2026	20,807
3,296,213	USD	521,900,000	JPY	SSG	05/07/2026	(39,406)
6,670,335	USD	1,058,800,000	JPY	UBS	05/07/2026	(96,773)
6,606,658	USD	1,049,700,000	JPY	SCB	05/07/2026	(102,290)
31,401,102	USD	4,953,100,000	JPY	WFB	05/07/2026	(255,644)
16,654,988	USD	2,647,500,000	JPY	TDB	05/07/2026	(265,979)
23,173,721	USD	3,670,600,000	JPY	DEUT	05/07/2026	(286,186)
23,077,342	USD	3,664,100,000	JPY	RBCA	05/07/2026	(341,020)
46,870,680	USD	7,413,040,000	JPY	MSC	05/07/2026	(508,280)
44,218,053	USD	7,010,600,000	JPY	BCLY(1)	05/07/2026	(588,790)
44,100,398	USD	7,006,182,000	JPY	GSC	05/07/2026	(678,210)
64,836,446	USD	10,301,127,000	JPY	CBK	05/07/2026	(1,001,143)
83,162,849	USD	13,203,100,000	JPY	JPM(1)	05/07/2026	(1,222,120)
75,195,821	USD	11,979,200,000	JPY	BOA	05/07/2026	(1,366,836)
98,785,325	USD	15,691,697,000	JPY	BNP	05/07/2026	(1,505,012)
78,478,018	USD	11,940,600,000	JPY	WFB	05/18/2026	2,085,030
78,908,325	USD	12,152,900,000	JPY	RBCA	05/26/2026	1,099,973
39,246,652	USD	6,103,250,000	JPY	WFB	05/26/2026	170,890
3,443,546	USD	535,700,000	JPY	SSG	06/02/2026	11,941
6,849,633	USD	1,071,400,000	JPY	RBCA	06/02/2026	(13,577)
The accompanying notes are an integral part of these financial statements.

186

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
6,848,556	USD	1,071,400,000	JPY	GSC	06/02/2026	$(14,654)
9,496,389	USD	1,489,600,000	JPY	BCLY(1)	06/02/2026	(45,740)
13,393,569	USD	2,142,900,000	JPY	MSC	06/02/2026	(333,492)
92,952,093	USD	14,792,927,000	JPY	BNP	06/02/2026	(1,808,933)
63,476,524	USD	10,043,300,000	JPY	UBS	06/15/2026	(926,455)
645,584	USD	101,900,000	JPY	BNP	06/17/2026	(7,958)
831,589	USD	132,000,000	JPY	CBK	06/17/2026	(15,001)
1,290,718	USD	204,200,000	JPY	JPM(1)	06/17/2026	(18,932)
7,109,188	USD	1,120,600,000	JPY	CIBC	06/17/2026	(77,851)
5,902,509	USD	937,300,000	JPY	MSC	06/17/2026	(108,924)
14,844,996	USD	2,341,100,000	JPY	SSG	06/17/2026	(169,797)
129,510,793	USD	191,476,517,000	KRW	GSC	05/07/2026	390,391
43,345,206	USD	64,001,790,000	KRW	MSC	05/07/2026	186,196
22,754,676	USD	33,751,289,000	KRW	BCLY(1)	05/07/2026	(5,191)
2,597,828	USD	3,946,880,000	KRW	BNP	05/07/2026	(63,714)
6,686,363	USD	10,031,550,000	KRW	CBK	05/07/2026	(78,319)
3,637,539	USD	5,558,851,000	KRW	DEUT	05/07/2026	(111,020)
6,517,693	USD	9,916,670,000	KRW	SCB	05/07/2026	(169,521)
70,810,575	USD	107,813,446,000	KRW	JPM(1)	05/07/2026	(1,892,415)
65,696,688	USD	97,054,276,000	KRW	GSC	06/02/2026	199,870
13,418,157	USD	233,169,000	MXN	SSG	05/07/2026	77,824
3,983,052	USD	68,812,000	MXN	WFB	05/07/2026	46,101
13,292,516	USD	231,820,000	MXN	MSC	05/07/2026	29,365
2,445,254	USD	42,390,000	MXN	SCB	05/07/2026	19,989
6,643,645	USD	116,010,000	MXN	CBK	05/07/2026	6,348
6,640,347	USD	116,010,000	MXN	GSC	05/07/2026	3,050
748,990	USD	13,090,000	MXN	BOA	05/07/2026	70
4,662,269	USD	81,770,000	MXN	BCLY(1)	05/07/2026	(16,049)
19,231,601	USD	337,437,000	MXN	BNP	05/07/2026	(74,231)
9,609,311	USD	173,499,000	MXN	DEUT	05/07/2026	(317,113)
2,326,643	USD	40,780,000	MXN	GSC	06/02/2026	(1,385)
4,544,448	USD	79,650,000	MXN	SSG	06/02/2026	(2,571)
12,821,865	USD	225,159,000	MXN	DEUT	06/02/2026	(31,897)
22,397,618	USD	208,330,000	NOK	WFB	05/07/2026	(87,445)
6,643,021	USD	62,950,000	NOK	BCLY(1)	05/07/2026	(151,174)
12,239,433	USD	115,250,000	NOK	RBCA	05/07/2026	(199,502)
14,350,051	USD	137,000,000	NOK	MSC	05/07/2026	(436,362)
13,184,444	USD	126,670,000	NOK	CBK	05/07/2026	(487,053)
14,282,359	USD	137,090,000	NOK	BNP	05/07/2026	(513,769)
22,134,655	USD	210,660,000	NOK	DEUT	05/07/2026	(601,885)
62,236,406	USD	600,090,000	NOK	JPM(1)	05/07/2026	(2,531,325)
351,524,567	USD	3,286,460,000	NOK	GSC	05/07/2026	(3,183,156)
224,132,009	USD	2,185,438,000	NOK	UBS	05/07/2026	(11,742,377)
6,685,277	USD	62,480,000	NOK	RBCA	06/02/2026	(56,310)
233,816,787	USD	2,177,178,000	NOK	GSC	06/02/2026	(1,100,530)
4,414,506	USD	42,790,000	NOK	JPM(1)	06/17/2026	(201,489)
7,242,804	USD	70,650,000	NOK	CBK	06/17/2026	(378,604)
8,931,884	USD	15,215,000	NZD	SSG	05/07/2026	(58,586)
40,016,258	USD	68,055,000	NZD	BOA	05/07/2026	(197,111)
31,646,391	USD	53,952,000	NZD	UBS	05/07/2026	(233,584)
52,099,807	USD	88,785,000	NZD	GSC	05/07/2026	(362,820)
60,764,423	USD	103,650,000	NZD	MSC	05/07/2026	(481,859)
39,395,978	USD	67,570,000	NZD	BCLY(1)	05/07/2026	(530,808)
57,745,175	USD	98,719,000	NZD	DEUT	05/07/2026	(587,405)
60,143,156	USD	102,873,000	NZD	SCB	05/07/2026	(644,001)
128,532,512	USD	218,805,000	NZD	BNP	05/07/2026	(758,301)
41,941,808	USD	72,350,000	NZD	RBCA	05/07/2026	(809,456)
661,561,110	USD	1,156,988,000	NZD	TDB	05/07/2026	(22,097,490)
659,421,572	USD	1,125,048,000	NZD	SCB	06/02/2026	(5,944,696)
2,219,602	USD	3,785,000	NZD	JPM(1)	06/17/2026	(20,007)
3,486,272	USD	5,950,000	NZD	SSG	06/17/2026	(34,381)
11,195,980	USD	39,174,000	PEN	CBK	05/07/2026	33,389
2,424,373	USD	8,415,000	PEN	GSC	05/07/2026	26,528
588,452	USD	2,079,000	PEN	CBK	06/02/2026	(2,956)
18,862,960	USD	1,145,680,000	PHP	GSC	05/07/2026	230,230
The accompanying notes are an integral part of these financial statements.

187

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
4,720,651	USD	291,630,000	PHP	CBK	06/02/2026	$(18,203)
2,653,206	USD	9,645,000	PLN	BNP	05/07/2026	(7,610)
14,212,490	USD	51,665,243	PLN	GSC	05/07/2026	(40,667)
11,874,033	USD	43,883,000	PLN	BCLY(1)	05/07/2026	(232,196)
15,325,923	USD	66,852,000	RON	BNP	05/07/2026	229,726
30,467,733	USD	135,685,000	RON	GSC	05/07/2026	(172,002)
16,150,303	USD	70,563,000	RON	GSC	06/02/2026	246,922
29,506,488	USD	271,210,000	SEK	JPM(1)	05/07/2026	120,584
13,347,485	USD	122,560,000	SEK	BNP	05/07/2026	67,973
6,253,801	USD	58,290,000	SEK	UBS	05/07/2026	(61,986)
26,632,795	USD	246,870,000	SEK	BOA	05/07/2026	(115,844)
61,524,399	USD	569,000,000	SEK	DEUT	05/07/2026	(127,380)
43,094,081	USD	401,080,000	SEK	RBCA	05/07/2026	(363,381)
29,370,919	USD	275,298,000	SEK	MSC	05/07/2026	(457,924)
27,451,767	USD	258,361,000	SEK	BCLY(1)	05/07/2026	(541,933)
462,267,179	USD	4,353,683,000	SEK	GSC	05/07/2026	(9,459,194)
1,276,049	USD	11,800,000	SEK	BOA	06/02/2026	(4,247)
4,568,432	USD	42,255,000	SEK	RBCA	06/02/2026	(16,224)
273,673,279	USD	2,535,537,000	SEK	GSC	06/02/2026	(1,431,800)
239,837	USD	2,190,000	SEK	SSG	06/17/2026	2,035
5,122,497	USD	47,700,000	SEK	JPM(1)	06/17/2026	(57,025)
13,748,922	USD	128,420,000	SEK	MSC	06/17/2026	(195,610)
387,301	USD	492,000	SGD	BOA	05/07/2026	565
4,019,274	USD	5,115,000	SGD	MSC	05/07/2026	(1,368)
4,080,381	USD	5,200,000	SGD	UBS	05/07/2026	(7,074)
2,703,148	USD	3,450,000	SGD	BCLY(1)	05/07/2026	(8,721)
1,652,012	USD	2,115,000	SGD	GSC	05/07/2026	(10,482)
3,279,057	USD	4,210,000	SGD	JPM(1)	05/07/2026	(30,210)
3,951,052	USD	5,075,000	SGD	BNP	05/07/2026	(38,148)
25,981,836	USD	33,377,308	SGD	SCB	05/07/2026	(254,370)
18,679,713	USD	23,749,307	SGD	BNP	06/02/2026	(23,026)
14,428,247	USD	18,380,000	SGD	UBS	06/02/2026	(46,127)
2,778,507	USD	88,930,000	THB	CBK	05/07/2026	48,939
9,301,119	USD	302,988,000	THB	BCLY(1)	05/07/2026	1,374
856,828	USD	28,020,000	THB	MSC	05/07/2026	(3,202)
12,994,363	USD	424,968,000	THB	BCLY(1)	06/02/2026	(78,378)
42,194,589	USD	1,333,560,000	TWD	GSC	05/07/2026	87,664
211,518	USD	6,725,000	TWD	SCB	05/07/2026	(823)
861,714	USD	27,630,000	TWD	DEUT	05/07/2026	(10,698)
30,090,990	USD	499,038,000	ZAR	MSC	05/07/2026	148,518
5,674,470	USD	93,120,000	ZAR	JPM(1)	05/07/2026	87,235
3,752,617	USD	61,830,000	ZAR	CBK	05/07/2026	42,794
4,636,843	USD	77,030,000	ZAR	BCLY(1)	05/07/2026	15,014
7,348,307	USD	125,251,000	ZAR	GSC	05/07/2026	(166,802)
Total foreign currency contracts						$(41,744,473)

(1)	At April 30, 2026, the counterparty had deposited in a segregated account securities with a value of $801,833 in connection with forward contracts.

Foreign Cross Currency Contracts Outstanding at April 30, 2026
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	4,927,015	SCB	05/29/2026	GBP	4,948,892	$(21,877)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

188

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$415,833,957	$—	$415,833,957	$—
Convertible Bonds	4,814,986	—	4,814,986	—
Corporate Bonds	673,950,821	—	673,950,821	—
Foreign Government Obligations	2,856,191,844	—	2,856,191,844	—
Senior Floating Rate Interests	37,034,760	—	37,034,760	—
U.S. Government Agencies	112,007,967	—	112,007,967	—
U.S. Government Securities	158,776,934	—	158,776,934	—
Common Stocks	224,185	11	—	224,174
Preferred Stocks	730,050	730,050	—	—
Short-Term Investments	246,307,202	8,242,723	238,064,479	—
Purchased Options	10,501,937	556,609	9,945,328	—
Foreign Currency Contracts(2)	130,985,915	—	130,985,915	—
Futures Contracts(2)	5,073,529	5,073,529	—	—
Swaps - Credit Default(2)	134,800	—	134,800	—
Swaps - Interest Rate(2)	7,595,639	—	7,595,639	—
Purchased option contracts on futures(2)	555,807	555,807	—	—
Written option contracts on futures(2)	26,751	26,751	—	—
Total	$4,660,747,084	$15,185,480	$4,645,337,430	$224,174
Liabilities
Foreign Currency Contracts(2)	$(172,752,265)	$—	$(172,752,265)	$—
Futures Contracts(2)	(2,673,243)	(2,673,243)	—	—
Swaps - Credit Default(2)	(553,370)	—	(553,370)	—
Swaps - Interest Rate(2)	(6,286,885)	—	(6,286,885)	—
Purchased option contracts on futures(2)	(144,009)	(132,108)	—	(11,901)
Written option contracts on futures(2)	(589,375)	(589,375)	—	—
Total	$(182,999,147)	$(3,394,726)	$(179,592,520)	$(11,901)

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

189

Hartford Fixed Income Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CAG	Credit Agricole CIB
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
CITI	Citigroup Global Markets, Inc.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBCA	Royal Bank of Canada
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International
WFB	Wells Fargo Bank NA
Currency Abbreviations:
ARS	Argentine Peso
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	China Yuan Renminbi
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysia Ringgit
NGN	Nigeria Naira
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
PYG	Paraguay Guarani
RON	Romania New Leu
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
TWD	Taiwan New Dollar
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
ICE	Intercontinental Exchange, Inc.
ITRAXX-EUR	Markit iTraxx - Europe
ITRAXX-XOVER	iTraxx Europe Crossover
Municipal Abbreviations:
Auth	Authority
COP	Certificate of Participation
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
VA	Veterans Administration

190

Hartford Fixed Income Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited) – (continued)

Other Abbreviations:
AG	Assured Guaranty Inc.
AMBAC	American Municipal Bond Assurance Corp.
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
BBSW	Bank Bill Swap Reference Rate
BIBOR	Bangkok Interbank Offered Rate
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CDOR	Canadian Dollar Offered Rate
CLICP	Sinacofi Chile Interbank Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CNRR	China Fixing Repo Rate
CPIBR	Consumer price index Brazil
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GmbH	Gesellschaft mit beschränkter Haftung
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
JIBAR	Johannesburg Interbank Agreed Rate
MIBOR	Mumbai Inter-Bank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
NZDBBR	New Zealand Bank Bill Rate
OJSC	Open Joint Stock Company
PIK	Payment-in-kind
PLTRCI	Polish Short-Term Rate - Compound Index
PRIBOR	Prague Interbank Offered Rate
PSF-GTD	Permanent School Fund
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
SARON	Swiss Average Rate Overnight
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Enhancement Program
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor's Depositary Receipt
ST AID WITHHLDG	State Aid Withholding
ST APPROP	State Appropriation
ST INTERCEPT	State Intercept
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
Tbk	Terbuka
THOR	Thai Overnight Repurchase Rate
TIIE	Interbank Equilibrium Interest Rate
TLREF	Turkish Lira Overnight Reference Rate
TONAR	Tokyo Overnight Average Rate
WIBOR	Warsaw Interbank Offered Rate

191

Hartford Fixed Income Funds
 Statements of Assets and Liabilities
April 30, 2026 (Unaudited)

	Hartford Dynamic Bond Fund	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Low Duration High Income Fund
Assets:
Investments in securities, at market value(1)	$3,823,688,056	$19,798,916	$792,617,449	$454,605,225	$347,402,325	$142,702,258
Repurchase agreements	2,786,758	419,401	—	2,573,488	—	—
Cash	33,726,182	1,694,464	35,743,096	20,421,906	1,856,709	863,652
Cash collateral due from broker on futures contracts	—	46,921	73,499	28,496	—	294,216
Cash collateral due from broker on swap contracts	—	160,000	1,379,425	—	—	—
Cash collateral due from broker on OTC derivatives	—	84,000	—	—	—	—
Foreign currency	5,465	205,458	8,881	4,990,472	2,418,396	—
Unrealized appreciation on OTC swap contracts	—	—	—	—	2,294,708	—
Unrealized appreciation on foreign currency contracts	—	536,738	1,546	2,844	520,405	—
Unrealized appreciation on bond forward contracts	—	—	—	—	17,867	—
Receivables:
From affiliates	—	15,986	34,155	12,825	—	15,280
Investment securities sold	193,507,769	10,883	9,578,842	—	11,810,252	—
Fund shares sold	5,469,100	22,938	404,610	207,864	72,679	1,668
Dividends and interest	28,183,416	333,906	5,454,993	7,288,218	1,678,954	1,006,026
Securities lending income	6,175	21	—	—	557	1,975
Variation margin on futures contracts	85,070	—	—	—	—	4,199
Variation margin on centrally cleared swap contracts	2,201,433	—	26,256	—	9,728	—
Tax reclaims	7,480	4,007	—	—	—	—
Other assets	107,739	86,721	77,927	82,629	73,048	58,788
Total assets	4,089,774,643	23,420,360	845,400,679	490,213,967	368,155,628	144,948,062
Liabilities:
Unrealized depreciation on foreign currency contracts	—	373,236	237,867	139,412	630,456	—
Obligation to return securities lending collateral	57,574,085	47,232	—	—	618,213	1,737,803
Unrealized depreciation on OTC swap contracts	—	—	71,167	—	11,843	—
Cash collateral due to broker on OTC derivatives	—	—	—	—	1,040,000	—
Unfunded loan commitments	—	—	1,822,946	—	—	26,979
Payables:
Investment securities purchased	393,504,786	385,671	7,665,231	21,903,213	8,832,461	—
Fund shares redeemed	5,063,801	81,447	1,966,000	638,467	224,266	263,492
Investment management fees	1,629,752	13,880	430,697	191,538	113,257	70,147
Transfer agent fees	853,902	8,642	336,150	157,706	120,624	45,199
Accounting services fees	114,429	1,754	41,758	22,713	17,047	7,559
Chief Compliance Officer fees	2,606	30	950	421	311	135
Board of Directors' fees	7,140	100	3,496	1,403	988	470
Variation margin on futures contracts	—	5,615	10,873	8,339	158,600	—
Variation margin on centrally cleared swap contracts	—	7,500	—	—	—	—
Foreign taxes	—	664	—	—	—	—
Distribution fees	3,605	92	10,841	5,892	3,804	1,439
Distributions payable	609,058	—	710,701	19,410	147	1,467
Written options	—	35,008	—	—	—	—
OTC swap contracts premiums received	—	—	—	—	10,090	—
Accrued expenses	59,469	27,699	70,196	49,756	39,729	33,538
Total liabilities	459,422,633	988,570	13,378,873	23,138,270	11,821,836	2,188,228
Net assets	$3,630,352,010	$22,431,790	$832,021,806	$467,075,697	$356,333,792	$142,759,834
Summary of Net Assets:
Capital stock and paid-in-capital	$3,676,784,953	$98,650,438	$1,536,186,964	$504,679,016	$451,627,927	$245,315,260
Distributable earnings (loss)	(46,432,943)	(76,218,648)	(704,165,158)	(37,603,319)	(95,294,135)	(102,555,426)
Net assets	$3,630,352,010	$22,431,790	$832,021,806	$467,075,697	$356,333,792	$142,759,834
Shares authorized	1,100,000,000	550,000,000	3,200,000,000	485,000,000	6,190,000,000	550,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010
Class A:Net asset value per share	$10.14	$4.98	$7.55	$7.10	$10.35	$8.85
Maximum offering price per share	10.62	5.21	7.78	7.43	10.84	9.12
Shares outstanding	9,339,459	741,625	55,089,717	35,724,417	11,223,947	5,971,876
Net Assets	$94,670,697	$3,692,733	$415,882,898	$253,529,922	$116,173,608	$52,850,376
Class C:Net asset value per share	$10.13	$5.01	$7.64	$7.08	$9.90	$8.95
Shares outstanding	1,996,451	37,360	3,562,171	1,090,196	665,919	480,570
Net Assets	$20,233,600	$187,280	$27,229,595	$7,716,767	$6,593,369	$4,302,051
The accompanying notes are an integral part of these financial statements.

192

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2026 (Unaudited)

	Hartford Dynamic Bond Fund	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Low Duration High Income Fund
Class I:Net asset value per share	$10.12	$4.93	$7.44	$7.05	$10.62	$8.74
Shares outstanding	270,395,289	710,626	43,124,071	5,605,042	3,486,984	5,914,972
Net Assets	$2,737,370,204	$3,501,091	$320,947,097	$39,526,069	$37,029,685	$51,692,328
Class R3:Net asset value per share	$—	$5.01	$7.62	$7.10	$10.09	$8.89
Shares outstanding	—	2,549	179,895	178,940	1,932,169	2,655
Net Assets	$—	$12,766	$1,370,352	$1,270,887	$19,491,766	$23,614
Class R4:Net asset value per share	$—	$4.95	$7.54	$7.11	$10.36	$8.83
Shares outstanding	—	2,608	221,546	76,138	327,024	5,248
Net Assets	$—	$12,916	$1,670,837	$541,412	$3,389,359	$46,349
Class R5:Net asset value per share	$10.12	$4.66	$7.45	$7.01	$10.57	$8.72
Shares outstanding	11,153	2,849	135,857	92,404	757,534	1,173,753
Net Assets	$112,866	$13,286	$1,012,755	$647,999	$8,007,744	$10,238,971
Class R6:Net asset value per share	$10.10	$—	$—	$6.91	$—	$—
Shares outstanding	1,090,998	—	—	158,051	—	—
Net Assets	$11,016,987	$—	$—	$1,092,783	$—	$—
Class Y:Net asset value per share	$10.13	$4.88	$7.41	$6.96	$10.65	$8.74
Shares outstanding	1,984,743	2,536,924	4,291,976	173,192	4,519,126	586,015
Net Assets	$20,102,913	$12,385,246	$31,816,358	$1,205,327	$48,109,607	$5,119,059
Class F:Net asset value per share	$10.09	$4.93	$7.39	$6.99	$10.62	$8.74
Shares outstanding	74,006,522	533,097	4,341,345	23,114,386	11,068,284	2,116,283
Net Assets	$746,844,743	$2,626,472	$32,091,914	$161,544,531	$117,538,654	$18,487,086
Cost of investments	$3,841,995,908	$20,077,435	$825,321,382	$456,220,331	$353,372,911	$145,305,754
Cost of foreign currency	$5,429	$206,339	$8,875	$4,986,356	$2,419,574	$—
Written option contracts premiums received	$—	$32,725	$—	$—	$—	$—
(1) Includes Investment in securities on loan, at market value	$56,432,487	$44,828	$—	$—	$597,488	$2,151,631
The accompanying notes are an integral part of these financial statements.

193

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2026 (Unaudited)

	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	Hartford Schroders Core Fixed Income Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders Tax-Aware Bond Fund	The Hartford Short Duration Fund
Assets:
Investments in securities, at market value(1)	$2,017,957,508	$38,079,038	$74,040,670	$29,827,299	$687,935,645	$2,234,023,714
Repurchase agreements	15,480,638	169,175	—	—	—	954,251
Cash	62,163,211	679,071	298,273	1,067,212	1,746,198	9,759,412
Cash collateral due from broker on futures contracts	—	—	189,863	—	—	6,199,042
Foreign currency	—	—	—	—	—	5,149,222
Unrealized appreciation on foreign currency contracts	—	—	—	567,383	—	7,418
Receivables:
From affiliates	—	9,529	13,022	16,049	59,262	—
Investment securities sold	7,638,336	—	329,563	2,017,305	—	794,531
Fund shares sold	1,565,510	50,767	4,376	2,148	500,354	2,590,791
Dividends and interest	27,869,763	452,991	645,728	635,571	7,186,145	14,791,802
Securities lending income	—	—	233	156	—	789
Variation margin on futures contracts	—	—	20,438	—	—	—
Other assets	105,771	49,431	59,196	64,995	55,666	128,421
Total assets	2,132,780,737	39,490,002	75,601,362	34,198,118	697,483,270	2,274,399,393
Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	—	732,858	—	130,790
Due to custodian - foreign currency	—	—	—	60,798	—	—
Obligation to return securities lending collateral	—	—	344,250	42,975	—	2,398,495
Unrealized depreciation on OTC swap contracts	—	—	—	9,133	—	—
Unfunded loan commitments	—	—	—	—	—	880,037
Payables:
Investment securities purchased	40,512,682	157,802	357,480	1,099,283	3,334,656	16,357,620
Fund shares redeemed	2,933,590	565	—	—	1,385,997	4,863,021
Investment management fees	524,414	11,344	19,568	10,702	261,914	692,870
Transfer agent fees	470,029	6,545	2,498	2,433	213,150	555,353
Accounting services fees	74,168	1,982	4,282	1,763	38,112	78,871
Chief Compliance Officer fees	1,764	35	78	22	845	1,834
Board of Directors' fees	5,790	114	276	76	3,319	5,981
Variation margin on futures contracts	—	—	—	—	—	328,918
Distribution fees	9,149	565	—	58	2,704	17,510
Distributions payable	262,986	—	—	—	—	269,849
OTC swap contracts premiums received	—	—	—	27,552	—	—
Accrued expenses	61,508	22,930	26,335	26,479	66,980	109,816
Total liabilities	44,856,080	201,882	754,767	2,014,132	5,307,677	26,690,965
Net assets	$2,087,924,657	$39,288,120	$74,846,595	$32,183,986	$692,175,593	$2,247,708,428
Summary of Net Assets:
Capital stock and paid-in-capital	$2,183,371,793	$40,006,731	$103,166,127	$50,404,973	$750,351,734	$2,300,073,916
Distributable earnings (loss)	(95,447,136)	(718,611)	(28,319,532)	(18,220,987)	(58,176,141)	(52,365,488)
Net assets	$2,087,924,657	$39,288,120	$74,846,595	$32,183,986	$692,175,593	$2,247,708,428
Shares authorized	865,000,000	300,000,000	375,000,000	500,000,000	575,000,000	745,000,000
Par value	$0.0010	$0.0010	$—	$0.0001	$0.0001	$0.0010
Class A:Net asset value per share	$8.39	$10.03	$—	$7.45	$9.99	$9.79
Maximum offering price per share	8.79	10.50	—	7.80	10.46	9.99
Shares outstanding	47,659,485	2,665,678	—	295,194	8,785,252	75,037,037
Net Assets	$399,637,451	$26,748,585	$—	$2,197,888	$87,795,434	$734,660,747
Class C:Net asset value per share	$8.39	$10.06	$—	$7.41	$10.06	$9.79
Shares outstanding	1,356,565	19,869	—	20,325	1,088,450	2,759,713
Net Assets	$11,384,214	$199,976	$—	$150,697	$10,949,578	$27,023,005
Class I:Net asset value per share	$8.39	$9.99	$8.59	$7.43	$9.97	$9.72
Shares outstanding	99,659,119	470,092	139,317	309,156	36,560,231	66,003,710
Net Assets	$835,777,622	$4,694,117	$1,196,428	$2,296,165	$364,421,988	$641,855,913
The accompanying notes are an integral part of these financial statements.

194

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2026 (Unaudited)

	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	Hartford Schroders Core Fixed Income Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders Tax-Aware Bond Fund	The Hartford Short Duration Fund
Class R3:Net asset value per share	$—	$—	$8.75	$7.45	$—	$9.78
Shares outstanding	—	—	2,556	1,766	—	443,288
Net Assets	$—	$—	$22,373	$13,157	$—	$4,333,825
Class R4:Net asset value per share	$—	$—	$8.64	$7.44	$—	$9.77
Shares outstanding	—	—	1,145	1,796	—	248,575
Net Assets	$—	$—	$9,892	$13,364	$—	$2,428,943
Class R5:Net asset value per share	$—	$—	$8.58	$7.42	$—	$9.73
Shares outstanding	—	—	1,160	1,836	—	268,826
Net Assets	$—	$—	$9,954	$13,627	$—	$2,615,455
Class R6:Net asset value per share	$—	$—	$—	$—	$—	$9.64
Shares outstanding	—	—	—	—	—	288,264
Net Assets	$—	$—	$—	$—	$—	$2,779,625
Class Y:Net asset value per share	$8.38	$—	$8.57	$7.44	$9.98	$9.71
Shares outstanding	35,149,214	—	463,477	50,966	1,198	102,703
Net Assets	$294,611,805	$—	$3,972,244	$378,941	$11,957	$997,244
Class F:Net asset value per share	$8.37	$9.98	$8.58	$6.81	$9.97	$9.68
Shares outstanding	65,270,941	765,736	6,593,942	4,145	19,583,970	85,844,824
Net Assets	$546,513,565	$7,645,442	$56,566,673	$28,211	$195,210,869	$831,013,671
Class SDR:Net asset value per share	$—	$—	$8.56	$7.43	$9.96	$—
Shares outstanding	—	—	1,527,421	3,647,470	3,393,113	—
Net Assets	$—	$—	$13,069,031	$27,091,936	$33,785,767	$—
Cost of investments	$2,035,662,837	$38,095,156	$74,784,866	$29,313,048	$695,026,683	$2,250,842,687
Cost of foreign currency	$—	$—	$—	$(58,955)	$—	$5,146,588
(1) Includes Investment in securities on loan, at market value	$—	$—	$419,885	$41,922	$—	$2,341,367
The accompanying notes are an integral part of these financial statements.

195

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2026 (Unaudited)

	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund	The Hartford World Bond Fund
Assets:
Investments in securities, at market value(1)	$5,319,968,595	$70,936,346	$5,007,998,144	$4,512,355,862
Repurchase agreements	3,727,758	291,182	7,700,328	4,018,781
Cash	30,175,895	1,167,469	51,992,734	23,911,386
Cash collateral due from broker on swap contracts	—	—	2,260,000	—
Foreign currency	106,129,279	—	13,538,627	15,897,164
Unrealized appreciation on OTC swap contracts	1,021,227	—	—	134,800
Unrealized appreciation on foreign currency contracts	3,001,111	—	224,290	130,985,915
Receivables:
From affiliates	—	11,541	—	—
Investment securities sold	587,060,331	—	813,105,508	7,967,279
Fund shares sold	9,306,731	2,552	2,340,862	8,788,610
Dividends and interest	48,876,164	1,031,173	31,806,970	40,560,352
Securities lending income	321,478	—	17,891	10,030
Variation margin on centrally cleared swap contracts	—	—	—	619,937
Tax reclaims	304,281	—	123,428	—
OTC swap contracts premiums paid	56,711	—	—	93,550
Other assets	152,934	46,452	107,060	137,584
Total assets	6,110,102,495	73,486,715	5,931,215,842	4,745,481,250
Liabilities:
Unrealized depreciation on foreign currency contracts	7,215,406	—	852,230	172,752,265
Obligation to return securities lending collateral	202,671,058	—	21,255,961	8,242,723
Unrealized depreciation on OTC swap contracts	88,991	—	—	—
Cash collateral due to broker on foreign currency contracts	—	—	—	430,000
Cash collateral due to broker on TBA sale commitments	—	—	590,000	—
Cash collateral due to broker on OTC derivatives	330,000	—	—	3,960,000
TBA sale commitments, at market value	304,527,381	—	297,458,276	—
Unfunded loan commitments	452,671	—	—	—
Payables:
Investment securities purchased	950,113,831	330,597	1,265,662,862	88,664,694
Fund shares redeemed	3,233,028	98,895	3,926,150	3,252,088
Investment management fees	1,831,932	20,963	985,501	2,068,314
Transfer agent fees	951,327	24,050	794,320	585,878
Accounting services fees	150,353	3,764	162,052	142,841
Chief Compliance Officer fees	3,570	68	4,176	3,331
Board of Directors' fees	11,184	231	13,799	9,809
Variation margin on futures contracts(2)	68,295	—	365,313	1,201,895
Variation margin on centrally cleared swap contracts	537,392	—	8,814	—
Distribution fees	15,566	552	21,046	5,611
Distributions payable	60	647	567,825	—
Written options	519,797	—	—	—
Accrued expenses	200,967	24,455	221,586	453,841
Total liabilities	1,472,922,809	504,222	1,592,889,911	281,773,290
Net assets	$4,637,179,686	$72,982,493	$4,338,325,931	$4,463,707,960
Summary of Net Assets:
Capital stock and paid-in-capital	$5,114,424,017	$82,278,408	$4,877,816,168	$4,626,510,119
Distributable earnings (loss)	(477,244,331)	(9,295,915)	(539,490,237)	(162,802,159)
Net assets	$4,637,179,686	$72,982,493	$4,338,325,931	$4,463,707,960
Shares authorized	1,565,000,000	300,000,000	1,575,000,000	1,550,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010
Class A:Net asset value per share	$7.90	$10.09	$9.16	$9.85
Maximum offering price per share	8.27	10.57	9.59	10.31
Shares outstanding	42,598,258	2,422,705	109,422,655	23,738,950
Net Assets	$336,421,656	$24,451,328	$1,002,183,900	$233,807,280
Class C:Net asset value per share	$8.02	$10.09	$9.27	$9.51
Shares outstanding	12,827,817	59,363	179,769	943,774
Net Assets	$102,899,444	$598,883	$1,666,895	$8,979,505
The accompanying notes are an integral part of these financial statements.

196

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2026 (Unaudited)

	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund	The Hartford World Bond Fund
Class I:Net asset value per share	$7.92	$10.06	$9.05	$9.97
Shares outstanding	323,116,768	3,225,935	95,463,321	118,570,670
Net Assets	$2,558,154,603	$32,463,461	$864,089,150	$1,182,003,035
Class R3:Net asset value per share	$7.89	$—	$9.42	$9.73
Shares outstanding	372,427	—	335,382	100,445
Net Assets	$2,940,276	$—	$3,160,417	$977,150
Class R4:Net asset value per share	$7.90	$—	$9.33	$9.87
Shares outstanding	326,911	—	939,662	113,932
Net Assets	$2,581,866	$—	$8,770,039	$1,125,056
Class R5:Net asset value per share	$7.87	$—	$9.22	$9.97
Shares outstanding	4,508,549	—	106,761	834,008
Net Assets	$35,486,193	$—	$984,828	$8,313,043
Class R6:Net asset value per share	$7.87	$—	$9.10	$10.02
Shares outstanding	131,360,226	—	87,901,441	19,413,945
Net Assets	$1,033,927,952	$—	$800,004,187	$194,593,512
Class Y:Net asset value per share	$7.85	$—	$9.15	$10.00
Shares outstanding	12,075,108	—	5,703,341	7,485,368
Net Assets	$94,849,356	$—	$52,181,266	$74,877,734
Class F:Net asset value per share	$7.90	$10.06	$8.97	$10.00
Shares outstanding	59,468,005	1,536,957	178,975,889	276,025,130
Net Assets	$469,918,340	$15,468,821	$1,605,285,249	$2,759,031,645
Cost of investments	$5,353,730,902	$72,727,717	$5,244,613,023	$4,497,750,861
Cost of foreign currency	$106,066,498	$—	$13,531,585	$15,862,616
Proceeds of TBA sale commitments	$305,538,289	$—	$298,879,551	$—
Written option contracts premiums received	$479,552	$—	$—	$—
(1) Includes Investment in securities on loan, at market value	$252,380,456	$—	$26,389,573	$9,532,857

(2)	Includes variation margin on option contracts on futures, if applicable.
The accompanying notes are an integral part of these financial statements.

197

Hartford Fixed Income Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2026 (Unaudited)

	Hartford Dynamic Bond Fund	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Low Duration High Income Fund
Investment Income:
Dividends	$—	$—	$4,159,603	$44,752	$—	$649,713
Interest	81,970,640	853,880	33,811,853	15,799,399	5,529,271	5,346,743
Securities lending — net	88,886	184	—	—	1,858	10,577
Less: Foreign tax withheld	—	(13,020)	—	—	(7,106)	—
Total investment income, net	82,059,526	841,044	37,971,456	15,844,151	5,524,023	6,007,033
Expenses:
Investment management fees	9,787,267	98,649	2,748,488	1,158,287	683,963	431,777
Transfer agent fees
Class A	31,974	5,971	255,521	199,468	115,028	36,052
Class C	10,129	254	19,668	6,598	4,014	3,311
Class I	1,431,822	2,717	190,589	22,211	26,552	21,553
Class R3	—	14	1,506	1,316	20,444	125
Class R4	—	11	1,392	482	2,826	39
Class R5	67	7	662	306	3,532	5,092
Class R6	89	—	—	19	—	—
Class Y	13,056	5,042	16,525	502	21,301	2,210
Class F	679	65	556	1,716	318	200
Distribution fees
Class A	108,415	7,346	535,647	319,180	148,146	66,688
Class C	96,713	1,015	147,647	39,916	29,158	22,433
Class R3	—	32	3,426	3,039	48,507	284
Class R4	—	16	2,053	712	4,200	57
Custodian fees	17,538	6,020	1,296	3,114	6,284	1,115
Registration and filing fees	115,227	53,020	62,320	66,973	59,736	55,608
Accounting services fees	260,893	3,754	81,808	46,895	35,899	15,365
Board of Directors' fees	40,027	323	10,384	5,250	4,021	1,656
Chief Compliance Officer fees	3,425	30	992	482	359	152
Audit and tax fees	17,945	23,973	25,544	18,154	20,502	24,935
Other expenses	107,013	10,479	53,007	43,698	24,186	15,558
Total expenses (before waivers and reimbursements)	12,042,279	218,738	4,159,031	1,938,318	1,258,976	704,210
Expense waivers	—	(92,799)	(198,072)	(69,971)	—	(85,610)
Transfer agent fee waivers	(24,935)	—	—	—	(37,050)	—
Distribution fee reimbursements	(106)	(99)	(2,575)	(2,416)	(3,478)	(120)
Total waivers and reimbursements	(25,041)	(92,898)	(200,647)	(72,387)	(40,528)	(85,730)
Total expenses	12,017,238	125,840	3,958,384	1,865,931	1,218,448	618,480
Net Investment Income (Loss)	70,042,288	715,204	34,013,072	13,978,220	4,305,575	5,388,553
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(34,825,209)	461,178	(31,939,641)	1,862,404	76,402	(1,214,916)
Less: Foreign taxes paid on realized capital gains	—	(952)	—	—	—	—
Purchased options contracts	—	1,087	—	—	—	—
Futures contracts	(2,685,370)	(32,401)	(22,988)	7,182	(366,475)	(170,695)
Written options contracts	—	33,524	—	—	(38,724)	—
Swap contracts	3,518,491	(27,481)	35,933	(25,363)	178,517	—
Bond forward contracts	—	—	—	—	(196,901)	—
Foreign currency contracts	—	246,953	(401,744)	8,699	(541,602)	—
Other foreign currency transactions	—	(61,523)	(4,220)	6,372	10,459	(3,902)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(33,992,088)	620,385	(32,332,660)	1,859,294	(878,324)	(1,389,513)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	(17,267,837)	(216,996)	12,448,222	(6,003,425)	2,865,374	(1,274,528)
Purchased options contracts	—	11,923	—	—	9,358	—
Futures contracts	29,070	(11,564)	112,472	44,053	(522,982)	63,578
Written options contracts	—	(14,305)	—	—	—	—
Swap contracts	6,228,510	979	(541,057)	—	434,391	—
Bond forward contracts	—	—	—	—	(2,217)	—
Foreign currency contracts	—	(9,678)	(975,976)	(302,738)	(260,936)	—
Translation of other assets and liabilities in foreign currencies	36	67,941	73,456	10,467	14,354	3,791
The accompanying notes are an integral part of these financial statements.

198

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2026 (Unaudited)

	Hartford Dynamic Bond Fund	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Low Duration High Income Fund
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(11,010,221)	(171,700)	11,117,117	(6,251,643)	2,537,342	(1,207,159)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(45,002,309)	448,685	(21,215,543)	(4,392,349)	1,659,018	(2,596,672)
Net Increase (Decrease) in Net Assets Resulting from Operations	$25,039,979	$1,163,889	$12,797,529	$9,585,871	$5,964,593	$2,791,881
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$3,564	$—	$—	$554	$—
The accompanying notes are an integral part of these financial statements.

199

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2026 (Unaudited)

	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	Hartford Schroders Core Fixed Income Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders Tax-Aware Bond Fund	The Hartford Short Duration Fund
Investment Income:
Interest	$39,670,812	$628,499	$1,836,656	$1,353,989	$16,007,729	$55,858,350
Securities lending — net	—	—	782	3,281	—	9,650
Less: Foreign tax withheld	—	—	(138)	(31,561)	—	—
Total investment income, net	39,670,812	628,499	1,837,300	1,325,709	16,007,729	55,868,000
Expenses:
Investment management fees	3,112,127	68,690	122,356	68,810	1,746,314	4,127,158
Transfer agent fees
Class A	117,059	6,773	—	1,630	32,756	552,892
Class C	5,224	244	—	106	7,010	15,133
Class I	432,959	3,024	1,101	1,306	245,762	269,497
Class R3	—	—	11	14	—	4,194
Class R4	—	—	8	11	—	1,709
Class R5	—	—	6	8	—	1,551
Class R6	—	—	—	—	—	61
Class Y	139,034	—	2,411	—	6	1,383
Class F	1,909	133	165	—	4,410	6,237
Class SDR	—	—	203	295	557	—
Distribution fees
Class A	492,991	33,979	—	2,501	114,532	919,778
Class C	58,133	1,013	—	664	57,210	135,506
Class R3	—	—	30	32	—	10,477
Class R4	—	—	13	16	—	4,352
Custodian fees	3,771	511	1,359	6,276	5,789	5,961
Registration and filing fees	80,176	31,231	49,036	61,193	55,613	100,979
Accounting services fees	155,574	4,242	8,576	4,096	74,853	167,321
Board of Directors' fees	22,748	439	896	367	9,286	24,603
Chief Compliance Officer fees	2,081	40	86	30	893	2,189
Audit and tax fees	19,111	17,912	20,934	20,181	18,733	26,578
Other expenses	62,998	7,926	9,691	10,238	45,561	108,996
Total expenses (before waivers and reimbursements)	4,705,895	176,157	216,882	177,774	2,419,285	6,486,555
Expense waivers	—	(55,996)	(77,174)	(92,322)	(392,130)	—
Transfer agent fee waivers	—	—	—	—	—	(211,311)
Distribution fee reimbursements	(1,106)	(24)	(37)	(56)	(88)	(57,377)
Total waivers and reimbursements	(1,106)	(56,020)	(77,211)	(92,378)	(392,218)	(268,688)
Total expenses	4,704,789	120,137	139,671	85,396	2,027,067	6,217,867
Net Investment Income (Loss)	34,966,023	508,362	1,697,629	1,240,313	13,980,662	49,650,133
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	478,414	(5,906)	310,555	324,604	(7,182,802)	11,765,058
Less: Foreign taxes paid on realized capital gains	—	—	—	(556)	—	—
Futures contracts	—	—	72,832	(44,240)	—	(4,562,658)
Swap contracts	—	—	—	(5,744)	—	—
Foreign currency contracts	—	—	—	98,542	—	164,258
Other foreign currency transactions	—	—	—	(22,036)	—	83,498
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	478,414	(5,906)	383,387	350,570	(7,182,802)	7,450,156
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	(8,661,625)	(45,793)	(1,559,511)	(467,085)	(1,999,848)	(27,843,546)
Futures contracts	—	—	(209,783)	—	—	4,261,132
Swap contracts	—	—	—	(9,133)	—	—
Foreign currency contracts	—	—	—	(109,488)	—	(340,807)
Translation of other assets and liabilities in foreign currencies	—	—	—	(2,119)	—	40,850
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(8,661,625)	(45,793)	(1,769,294)	(587,825)	(1,999,848)	(23,882,371)
The accompanying notes are an integral part of these financial statements.

200

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2026 (Unaudited)

	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	Hartford Schroders Core Fixed Income Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders Tax-Aware Bond Fund	The Hartford Short Duration Fund
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(8,183,211)	(51,699)	(1,385,907)	(237,255)	(9,182,650)	(16,432,215)
Net Increase (Decrease) in Net Assets Resulting from Operations	$26,782,812	$456,663	$311,722	$1,003,058	$4,798,012	$33,217,918
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$—	$—	$726	$—	$—
The accompanying notes are an integral part of these financial statements.

201

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2026 (Unaudited)

	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund	The Hartford World Bond Fund
Investment Income:
Dividends	$2,817,912	$—	$504	$27,574
Interest	145,795,293	1,371,256	101,567,332	82,597,416
Securities lending — net	1,476,266	—	104,619	55,990
Less: Foreign tax withheld	(78,960)	—	—	(6,034)
Total investment income, net	150,010,511	1,371,256	101,672,455	82,674,946
Expenses:
Investment management fees	10,855,622	128,416	6,051,967	11,333,276
Transfer agent fees
Class A	189,273	8,506	552,278	162,647
Class C	41,295	661	2,312	5,675
Class I	1,221,999	26,636	618,287	665,406
Class R3	3,241	—	3,595	1,132
Class R4	2,123	—	6,870	953
Class R5	18,047	—	589	4,578
Class R6	8,352	—	4,102	3,738
Class Y	66,253	—	29,984	42,106
Class F	2,476	194	9,513	24,152
Distribution fees
Class A	416,160	30,814	1,276,476	292,168
Class C	493,241	3,526	9,246	47,669
Class R3	7,365	—	8,170	2,573
Class R4	3,123	—	10,573	1,401
Custodian fees	101,562	610	21,541	90,329
Registration and filing fees	117,672	29,254	90,985	88,478
Accounting services fees	327,609	7,713	335,420	288,782
Board of Directors' fees	50,354	838	50,614	43,965
Chief Compliance Officer fees	4,430	77	4,682	3,894
Audit and tax fees	27,743	17,912	24,117	27,685
Other expenses	137,810	9,289	215,909	287,696
Total expenses (before waivers and reimbursements)	14,095,750	264,446	9,327,230	13,418,303
Expense waivers	—	(68,951)	—	—
Transfer agent fee waivers	—	—	(300,690)	—
Distribution fee reimbursements	(1,678)	(3)	(9,878)	(991)
Total waivers and reimbursements	(1,678)	(68,954)	(310,568)	(991)
Total expenses	14,094,072	195,492	9,016,662	13,417,312
Net Investment Income (Loss)	135,916,439	1,175,764	92,655,793	69,257,634
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	22,291,010	(94,806)	4,570,925	(5,639,262)
Less: Foreign taxes paid on realized capital gains	(22,027)	—	—	—
Purchased options contracts	(5,313)	—	(2,789,080)	(6,516,603)
Futures contracts	(14,250,134)	—	(10,058,635)	(784,615)
Written options contracts	8,482,501	—	—	2,393,044
Swap contracts	196,671	—	758,769	4,387,807
Foreign currency contracts	5,155,186	—	1,930,737	31,242,113
Other foreign currency transactions	1,487,502	—	134,889	1,164,610
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	23,335,396	(94,806)	(5,452,395)	26,247,094
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	(70,595,119)	44,462	(70,896,906)	16,654,952
Purchased options contracts	(6,303)	—	138,536	1,582,288
Purchased options contracts on futures	—	—	—	2,421,829
Futures contracts	(21,796,597)	—	(4,181,385)	4,681,873
Written options contracts	(40,245)	—	—	—
Written options contracts on futures	—	—	—	(2,786,894)
Swap contracts	262,520	—	5,966,999	(2,978,596)
Foreign currency contracts	(11,857,079)	—	(1,742,094)	(87,364,436)
Translation of other assets and liabilities in foreign currencies	610,161	—	66,938	10,614,678
The accompanying notes are an integral part of these financial statements.

202

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2026 (Unaudited)

	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund	The Hartford World Bond Fund
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(103,422,662)	44,462	(70,647,912)	(57,174,306)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(80,087,266)	(50,344)	(76,100,307)	(30,927,212)
Net Increase (Decrease) in Net Assets Resulting from Operations	$55,829,173	$1,125,420	$16,555,486	$38,330,422
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$22,229	$—	$—	$—
The accompanying notes are an integral part of these financial statements.

203

Hartford Fixed Income Funds
 Statements of Changes in Net Assets

	Hartford Dynamic Bond Fund		The Hartford Emerging Markets Local Debt Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$70,042,288	$95,540,315	$715,204	$1,453,691
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(33,992,088)	51,507,522	620,385	(25,031)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(11,010,221)	3,659,826	(171,700)	1,458,359
Net Increase (Decrease) in Net Assets Resulting from Operations	25,039,979	150,707,663	1,163,889	2,887,019
Distributions to Shareholders:
Class A	(2,796,246)	(2,438,213)	(142,374)	(346,572)
Class C	(561,822)	(551,979)	(4,150)	(11,635)
Class I	(96,404,758)	(90,066,366)	(101,401)	(231,907)
Class R3	—	—	(292)	(508)
Class R4	—	—	(320)	(583)
Class R5	(3,773)	(5,397)	(373)	(706)
Class R6	(375,359)	(10,077)	—	—
Class Y	(839,029)	(1,992,258)	(351,162)	(609,362)
Class F	(22,622,135)	(13,134,722)	(84,835)	(231,801)
Total distributions	(123,603,122)	(108,199,012)	(684,907)	(1,433,074)
Capital Share Transactions:
Sold	999,473,607	2,615,141,199	1,425,912	6,598,436
Issued on reinvestment of distributions	117,650,360	103,801,612	680,297	1,409,371
Redeemed	(789,747,182)	(619,522,386)	(10,153,924)	(6,352,826)
Net increase (decrease) from capital share transactions	327,376,785	2,099,420,425	(8,047,715)	1,654,981
Net Increase (Decrease) in Net Assets	228,813,642	2,141,929,076	(7,568,733)	3,108,926
Net Assets:
Beginning of period	3,401,538,368	1,259,609,292	30,000,523	26,891,597
End of period	$3,630,352,010	$3,401,538,368	$22,431,790	$30,000,523
The accompanying notes are an integral part of these financial statements.

204

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Floating Rate Fund		The Hartford High Yield Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$34,013,072	$75,601,056	$13,978,220	$26,975,314
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(32,332,660)	(15,232,727)	1,859,294	280,909
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	11,117,117	(7,763,854)	(6,251,643)	7,962,648
Net Increase (Decrease) in Net Assets Resulting from Operations	12,797,529	52,604,475	9,585,871	35,218,871
Distributions to Shareholders:
Class A	(16,179,096)	(33,564,362)	(7,462,115)	(14,994,801)
Class C	(1,004,704)	(2,238,523)	(201,607)	(439,003)
Class I	(13,977,385)	(33,453,170)	(1,176,536)	(2,228,802)
Class R3	(49,874)	(116,433)	(33,597)	(73,459)
Class R4	(61,888)	(125,312)	(16,595)	(36,549)
Class R5	(43,880)	(83,858)	(18,117)	(31,600)
Class R6	—	—	(32,991)	(56,495)
Class Y	(1,213,743)	(2,435,367)	(32,248)	(63,900)
Class F	(1,456,479)	(3,920,270)	(5,065,229)	(9,222,014)
Total distributions	(33,987,049)	(75,937,295)	(14,039,035)	(27,146,623)
Capital Share Transactions:
Sold	63,363,943	131,861,807	44,963,482	78,771,079
Issued on reinvestment of distributions	28,924,975	63,891,948	13,920,020	26,882,114
Redeemed	(188,930,368)	(409,695,335)	(51,049,027)	(87,632,863)
Net increase (decrease) from capital share transactions	(96,641,450)	(213,941,580)	7,834,475	18,020,330
Net Increase (Decrease) in Net Assets	(117,830,970)	(237,274,400)	3,381,311	26,092,578
Net Assets:
Beginning of period	949,852,776	1,187,127,176	463,694,386	437,601,808
End of period	$832,021,806	$949,852,776	$467,075,697	$463,694,386
The accompanying notes are an integral part of these financial statements.

205

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Inflation Plus Fund		Hartford Low Duration High Income Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$4,305,575	$10,490,275	$5,388,553	$9,868,997
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(878,324)	(4,800,944)	(1,389,513)	1,192,973
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	2,537,342	16,184,696	(1,207,159)	(556,208)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,964,593	21,874,027	2,791,881	10,505,762
Distributions to Shareholders:
Class A	(2,048,685)	(3,909,715)	(1,948,712)	(3,709,528)
Class C	(87,129)	(140,026)	(147,251)	(338,849)
Class I	(700,305)	(864,597)	(2,068,736)	(3,770,088)
Class R3	(318,967)	(586,145)	(4,088)	(6,943)
Class R4	(58,566)	(116,020)	(1,675)	(3,466)
Class R5	(132,194)	(182,310)	(366,978)	(626,731)
Class Y	(822,639)	(832,993)	(164,166)	(312,113)
Class F	(2,095,203)	(3,853,966)	(659,844)	(1,188,946)
Total distributions	(6,263,688)	(10,485,772)	(5,361,450)	(9,956,664)
Capital Share Transactions:
Sold	51,410,786	98,549,383	16,258,236	32,602,398
Issued on reinvestment of distributions	6,166,147	10,281,567	5,346,630	9,868,664
Redeemed	(54,522,707)	(95,647,787)	(21,778,259)	(43,141,213)
Net increase (decrease) from capital share transactions	3,054,226	13,183,163	(173,393)	(670,151)
Net Increase (Decrease) in Net Assets	2,755,131	24,571,418	(2,742,962)	(121,053)
Net Assets:
Beginning of period	353,578,661	329,007,243	145,502,796	145,623,849
End of period	$356,333,792	$353,578,661	$142,759,834	$145,502,796
The accompanying notes are an integral part of these financial statements.

206

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Municipal Opportunities Fund		Hartford Municipal Short Duration Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$34,966,023	$64,117,478	$508,362	$887,892
Net realized gain (loss) on investments	478,414	(9,741,780)	(5,906)	(132,635)
Net changes in unrealized appreciation (depreciation) of investments	(8,661,625)	27,560,391	(45,793)	648,106
Net Increase (Decrease) in Net Assets Resulting from Operations	26,782,812	81,936,089	456,663	1,403,363
Distributions to Shareholders:
Class A	(6,430,034)	(12,410,619)	(338,119)	(645,379)
Class C	(144,141)	(330,588)	(1,646)	(3,651)
Class I	(13,986,701)	(33,360,660)	(68,828)	(121,036)
Class Y	(5,065,716)	(2,612,755)	—	—
Class F	(9,301,111)	(15,427,081)	(98,062)	(172,395)
Total distributions	(34,927,703)	(64,141,703)	(506,655)	(942,461)
Capital Share Transactions:
Sold	280,791,388	905,939,585	6,304,172	12,123,109
Issued on reinvestment of distributions	33,287,032	60,548,784	503,687	934,526
Redeemed	(215,551,920)	(926,348,143)	(5,808,548)	(12,547,750)
Net increase (decrease) from capital share transactions	98,526,500	40,140,226	999,311	509,885
Net Increase (Decrease) in Net Assets	90,381,609	57,934,612	949,319	970,787
Net Assets:
Beginning of period	1,997,543,048	1,939,608,436	38,338,801	37,368,014
End of period	$2,087,924,657	$1,997,543,048	$39,288,120	$38,338,801
The accompanying notes are an integral part of these financial statements.

207

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders Core Fixed Income Fund		Hartford Schroders Emerging Markets Multi-Sector Bond Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$1,697,629	$3,686,433	$1,240,313	$1,973,670
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	383,387	(829,807)	350,570	374,849
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(1,769,294)	2,212,370	(587,825)	841,207
Net Increase (Decrease) in Net Assets Resulting from Operations	311,722	5,068,996	1,003,058	3,189,726
Distributions to Shareholders:
Class A	—	—	(68,680)	(103,090)
Class C	—	—	(3,840)	(3,221)
Class I	(27,215)	(70,207)	(93,633)	(150,915)
Class R3	(218)	(356)	(425)	(1,750)
Class R4	(200)	(393)	(453)	(857)
Class R5	(220)	(430)	(482)	(910)
Class Y	(116,461)	(262,990)	(10,176)	(130,135)
Class F	(1,302,282)	(2,819,074)	(1,103)	(2,069)
Class SDR	(297,975)	(578,036)	(1,042,343)	(1,420,634)
Total distributions	(1,744,571)	(3,731,486)	(1,221,135)	(1,813,581)
Capital Share Transactions:
Sold	7,587,097	23,941,223	6,141,484	10,375,989
Issued on reinvestment of distributions	1,432,053	3,125,729	1,221,014	1,813,339
Redeemed	(11,237,418)	(39,764,971)	(7,507,539)	(5,786,876)
Net increase (decrease) from capital share transactions	(2,218,268)	(12,698,019)	(145,041)	6,402,452
Net Increase (Decrease) in Net Assets	(3,651,117)	(11,360,509)	(363,118)	7,778,597
Net Assets:
Beginning of period	78,497,712	89,858,221	32,547,104	24,768,507
End of period	$74,846,595	$78,497,712	$32,183,986	$32,547,104
The accompanying notes are an integral part of these financial statements.

208

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders Tax-Aware Bond Fund		The Hartford Short Duration Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$13,980,662	$40,437,349	$49,650,133	$86,359,894
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(7,182,802)	(15,372,257)	7,450,156	1,616,025
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(1,999,848)	(11,172,990)	(23,882,371)	28,186,044
Net Increase (Decrease) in Net Assets Resulting from Operations	4,798,012	13,892,102	33,217,918	116,161,963
Distributions to Shareholders:
Class A	(1,562,646)	(3,479,247)	(16,013,499)	(31,454,223)
Class C	(136,793)	(280,502)	(484,436)	(1,027,446)
Class I	(7,566,384)	(25,089,096)	(14,431,357)	(22,471,380)
Class R3	—	—	(85,309)	(113,400)
Class R4	—	—	(75,313)	(169,508)
Class R5	—	—	(59,354)	(114,193)
Class R6	—	—	(72,975)	(125,891)
Class Y	(213)	(4,016)	(59,005)	(243,567)
Class F	(4,042,270)	(10,033,528)	(18,984,201)	(31,922,048)
Class SDR	(633,960)	(1,665,557)	—	—
Total distributions	(13,942,266)	(40,551,946)	(50,265,449)	(87,641,656)
Capital Share Transactions:
Sold	65,332,653	350,684,456	474,115,343	836,025,772
Issued on reinvestment of distributions	12,227,389	36,391,403	48,654,765	84,280,076
Redeemed	(230,455,300)	(808,318,941)	(367,623,318)	(644,600,961)
Net increase (decrease) from capital share transactions	(152,895,258)	(421,243,082)	155,146,790	275,704,887
Net Increase (Decrease) in Net Assets	(162,039,512)	(447,902,926)	138,099,259	304,225,194
Net Assets:
Beginning of period	854,215,105	1,302,118,031	2,109,609,169	1,805,383,975
End of period	$692,175,593	$854,215,105	$2,247,708,428	$2,109,609,169
The accompanying notes are an integral part of these financial statements.

209

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Strategic Income Fund		Hartford Sustainable Municipal Bond Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$135,916,439	$232,150,943	$1,175,764	$2,326,685
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	23,335,396	34,492,255	(94,806)	(1,752,389)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(103,422,662)	68,011,783	44,462	2,238,484
Net Increase (Decrease) in Net Assets Resulting from Operations	55,829,173	334,654,981	1,125,420	2,812,780
Distributions to Shareholders:
Class A	(11,683,484)	(19,536,578)	(375,934)	(695,235)
Class C	(3,021,566)	(4,381,069)	(8,106)	(20,180)
Class I	(89,960,872)	(132,462,465)	(549,058)	(1,180,482)
Class R3	(97,320)	(188,308)	—	—
Class R4	(87,002)	(357,564)	—	—
Class R5	(1,336,306)	(2,292,017)	—	—
Class R6	(37,469,131)	(54,187,483)	—	—
Class Y	(4,440,589)	(7,909,407)	—	—
Class F	(16,530,210)	(25,887,634)	(243,405)	(430,873)
Total distributions	(164,626,480)	(247,202,525)	(1,176,503)	(2,326,770)
Capital Share Transactions:
Sold	934,664,000	2,145,243,850	7,590,754	22,778,953
Issued on reinvestment of distributions	159,947,078	238,930,798	1,172,580	2,318,502
Redeemed	(725,953,215)	(1,017,014,097)	(10,160,170)	(37,626,789)
Net increase (decrease) from capital share transactions	368,657,863	1,367,160,551	(1,396,836)	(12,529,334)
Net Increase (Decrease) in Net Assets	259,860,556	1,454,613,007	(1,447,919)	(12,043,324)
Net Assets:
Beginning of period	4,377,319,130	2,922,706,123	74,430,412	86,473,736
End of period	$4,637,179,686	$4,377,319,130	$72,982,493	$74,430,412
The accompanying notes are an integral part of these financial statements.

210

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Total Return Bond Fund		The Hartford World Bond Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$92,655,793	$190,396,744	$69,257,634	$138,580,838
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(5,452,395)	(15,236,097)	26,247,094	19,865,134
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(70,647,912)	101,166,574	(57,174,306)	54,900,871
Net Increase (Decrease) in Net Assets Resulting from Operations	16,555,486	276,327,221	38,330,422	213,346,843
Distributions to Shareholders:
Class A	(20,106,345)	(41,980,591)	(7,672,132)	(10,440,310)
Class C	(27,290)	(78,845)	(288,174)	(388,170)
Class I	(21,705,393)	(43,129,618)	(40,497,190)	(49,723,966)
Class R3	(56,889)	(126,230)	(32,813)	(44,545)
Class R4	(168,643)	(320,122)	(35,658)	(56,565)
Class R5	(22,958)	(37,746)	(275,703)	(370,032)
Class R6	(18,793,305)	(29,415,462)	(6,443,625)	(7,981,438)
Class Y	(1,789,227)	(4,142,007)	(2,608,464)	(3,751,859)
Class F	(41,658,017)	(71,539,974)	(75,948,540)	(102,356,141)
Total distributions	(104,328,067)	(190,770,595)	(133,802,299)	(175,113,026)
Capital Share Transactions:
Sold	448,489,278	1,262,721,008	1,225,166,457	1,433,694,309
Issued on reinvestment of distributions	99,156,842	180,108,198	130,440,283	170,508,617
Redeemed	(657,747,732)	(1,106,255,607)	(652,163,309)	(1,674,881,941)
Net increase (decrease) from capital share transactions	(110,101,612)	336,573,599	703,443,431	(70,679,015)
Net Increase (Decrease) in Net Assets	(197,874,193)	422,130,225	607,971,554	(32,445,198)
Net Assets:
Beginning of period	4,536,200,124	4,114,069,899	3,855,736,406	3,888,181,604
End of period	$4,338,325,931	$4,536,200,124	$4,463,707,960	$3,855,736,406
The accompanying notes are an integral part of these financial statements.

211

Hartford Fixed Income Funds
Financial Highlights

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Dynamic Bond Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$10.41	$0.19	$(0.12)	$0.07	$(0.19)	$(0.15)	$—	$(0.34)	$10.14	0.64%(5)	$94,671	0.90%(6)	0.90%(6)	3.66%(6)	422%
C	10.41	0.15	(0.13)	0.02	(0.15)	(0.15)	—	(0.30)	10.13	0.15 (5)	20,234	1.68 (6)	1.68 (6)	2.87 (6)	422
I	10.40	0.20	(0.13)	0.07	(0.20)	(0.15)	—	(0.35)	10.12	0.66 (5)	2,737,370	0.68 (6)	0.67 (6)	3.87 (6)	422
R5	10.40	0.20	(0.13)	0.07	(0.20)	(0.15)	—	(0.35)	10.12	0.64 (5)	113	0.69 (6)	0.69 (6)	3.85 (6)	422
R6	10.38	0.20	(0.12)	0.08	(0.21)	(0.15)	—	(0.36)	10.10	0.79 (5)	11,017	0.58 (6)	0.58 (6)	3.98 (6)	422
Y	10.40	0.20	(0.12)	0.08	(0.20)	(0.15)	—	(0.35)	10.13	0.74 (5)	20,103	0.68 (6)	0.68 (6)	3.86 (6)	422
F	10.38	0.20	(0.13)	0.07	(0.21)	(0.15)	—	(0.36)	10.09	0.69 (5)	746,845	0.57 (6)	0.57 (6)	3.98 (6)	422
For the Year Ended October 31, 2025
A	$10.28	$0.41	$0.21	$0.62	$(0.41)	$(0.08)	$—	$(0.49)	$10.41	6.22%	$77,699	0.93%	0.93%	3.95%	798%
C	10.28	0.33	0.21	0.54	(0.33)	(0.08)	—	(0.41)	10.41	5.41	18,688	1.69	1.69	3.19	798
I	10.27	0.43	0.21	0.64	(0.43)	(0.08)	—	(0.51)	10.40	6.47	2,733,688	0.69	0.69	4.18	798
R5	10.27	0.43	0.21	0.64	(0.43)	(0.08)	—	(0.51)	10.40	6.46	112	0.71	0.70	4.20	798
R6	10.25	0.44	0.21	0.65	(0.44)	(0.08)	—	(0.52)	10.38	6.58	211	0.59	0.59	4.31	798
Y	10.27	0.43	0.21	0.64	(0.43)	(0.08)	—	(0.51)	10.40	6.45	25,633	0.70	0.70	4.25	798
F	10.25	0.44	0.21	0.65	(0.44)	(0.08)	—	(0.52)	10.38	6.59	545,507	0.59	0.59	4.25	798
For the Year Ended October 31, 2024
A	$9.46	$0.46	$0.85	$1.31	$(0.49)	$—	$—	$(0.49)	$10.28	14.04%	$28,471	0.97%	0.96%	4.51%	656%
C	9.46	0.40	0.85	1.25	(0.43)	—	—	(0.43)	10.28	13.40	10,179	1.73	1.63	3.89	656
I	9.46	0.49	0.84	1.33	(0.52)	—	—	(0.52)	10.27	14.24	1,100,283	0.73	0.69	4.77	656
R5	9.46	0.56	0.77	1.33	(0.52)	—	—	(0.52)	10.27	14.28	105	0.72	0.71	5.52	656
R6	9.45	0.56	0.78	1.34	(0.54)	—	—	(0.54)	10.25	14.41	189	0.68	0.64	5.53	656
Y	9.46	0.50	0.83	1.33	(0.52)	—	—	(0.52)	10.27	14.28	35,300	0.72	0.70	4.86	656
F	9.45	0.53	0.81	1.34	(0.54)	—	—	(0.54)	10.25	14.40	85,083	0.65	0.62	5.22	656
For the Year Ended October 31, 2023
A	$9.39	$0.47	$0.07	$0.54	$(0.47)	$—	$—	$(0.47)	$9.46	5.73%	$1,690	1.22%	1.02%	4.83%	792%
C	9.39	0.42	0.06	0.48	(0.41)	—	—	(0.41)	9.46	5.07	1,271	1.94	1.62	4.24	792
I	9.39	0.51	0.06	0.57	(0.50)	—	—	(0.50)	9.46	5.99	60,450	1.03	0.80	5.29	792
R5	9.39	0.50	0.08	0.58	(0.51)	—	—	(0.51)	9.46	6.07	1,015	0.94	0.75	5.11	792
R6	9.39	0.51	0.07	0.58	(0.52)	—	—	(0.52)	9.45	6.13	1,016	0.93	0.65	5.21	792
Y	9.39	0.50	0.07	0.57	(0.50)	—	—	(0.50)	9.46	6.04	2,102	0.98	0.75	5.12	792
F	9.39	0.51	0.07	0.58	(0.52)	—	—	(0.52)	9.45	6.13	43,860	0.92	0.65	5.21	792
For the Period Ended October 31, 2022(7)
A	$10.00	$0.17	$(0.61)	$(0.44)	$(0.17)	$—	$—	$(0.17)	$9.39	(4.42)%(5)	$1,003	1.35%(6)	1.10%(6)	4.42%(6)	380%(8)
C	10.00	0.14	(0.61)	(0.47)	(0.14)	—	—	(0.14)	9.39	(4.73)(5)	952	2.10 (6)	1.90 (6)	3.61 (6)	380 (8)
I	10.00	0.18	(0.61)	(0.43)	(0.18)	—	—	(0.18)	9.39	(4.31)(5)	957	1.10 (6)	0.80 (6)	4.72 (6)	380 (8)
R5	10.00	0.19	(0.62)	(0.43)	(0.18)	—	—	(0.18)	9.39	(4.29)(5)	957	1.10 (6)	0.75 (6)	4.77 (6)	380 (8)
R6	10.00	0.19	(0.61)	(0.42)	(0.19)	—	—	(0.19)	9.39	(4.25)(5)	957	1.10 (6)	0.65 (6)	4.87 (6)	380 (8)
Y	10.00	0.19	(0.62)	(0.43)	(0.18)	—	—	(0.18)	9.39	(4.29)(5)	1,460	1.11 (6)	0.75 (6)	4.82 (6)	380 (8)
F	10.00	0.19	(0.61)	(0.42)	(0.19)	—	—	(0.19)	9.39	(4.25)(5)	42,118	1.10 (6)	0.65 (6)	4.87 (6)	380 (8)
The accompanying notes are an integral part of these financial statements.

212

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Emerging Markets Local Debt Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$4.93	$0.13	$0.04	$0.17	$(0.12)	$—	$—	$(0.12)	$4.98	3.55%(5)	$3,693	1.94%(6)	1.18%(6)	5.23%(6)	36%
C	4.96	0.11	0.04	0.15	(0.10)	—	—	(0.10)	5.01	3.10 (5)	187	2.74 (6)	1.93 (6)	4.46 (6)	36
I	4.88	0.13	0.05	0.18	(0.13)	—	—	(0.13)	4.93	3.73 (5)	3,501	1.63 (6)	0.93 (6)	5.46 (6)	36
R3	4.96	0.12	0.05	0.17	(0.12)	—	—	(0.12)	5.01	3.35 (5)	13	2.21 (6)	1.48 (6)	4.87 (6)	36
R4	4.90	0.13	0.04	0.17	(0.12)	—	—	(0.12)	4.95	3.57 (5)	13	1.92 (6)	1.18 (6)	5.16 (6)	36
R5	4.62	0.13	0.04	0.17	(0.13)	—	—	(0.13)	4.66	3.75 (5)	13	1.60 (6)	0.88 (6)	5.46 (6)	36
Y	4.83	0.13	0.05	0.18	(0.13)	—	—	(0.13)	4.88	3.80 (5)	12,385	1.57 (6)	0.88 (6)	5.51 (6)	36
F	4.88	0.14	0.04	0.18	(0.13)	—	—	(0.13)	4.93	3.79 (5)	2,626	1.50 (6)	0.83 (6)	5.57 (6)	36
For the Year Ended October 31, 2025
A	$4.64	$0.25	$0.28	$0.53	$(0.24)	$—	$—	$(0.24)	$4.93	11.68%	$7,626	1.90%	1.18%	5.33%	122%
C	4.66	0.22	0.27	0.49	(0.19)	—	—	(0.19)	4.96	10.71	211	2.73	1.93	4.64	122
I	4.61	0.26	0.27	0.53	(0.26)	—	—	(0.26)	4.88	11.88	4,222	1.60	0.93	5.61	122
R3	4.66	0.24	0.27	0.51	(0.21)	—	—	(0.21)	4.96	11.21	12	2.20	1.48	5.04	122
R4	4.62	0.25	0.27	0.52	(0.24)	—	—	(0.24)	4.90	11.51	12	1.91	1.18	5.34	122
R5	4.39	0.25	0.24	0.49	(0.26)	—	—	(0.26)	4.62	11.67	13	1.61	0.88	5.63	122
Y	4.57	0.26	0.26	0.52	(0.26)	—	—	(0.26)	4.83	11.87	13,745	1.55	0.88	5.61	122
F	4.62	0.27	0.26	0.53	(0.27)	—	—	(0.27)	4.88	11.87	4,158	1.49	0.83	5.69	122
For the Year Ended October 31, 2024
A	$4.46	$0.26	$0.16	$0.42	$(0.20)	$—	$(0.04)	$(0.24)	$4.64	9.50%	$5,753	1.74%	1.18%	5.44%	105%
C	4.47	0.22	0.17	0.39	(0.15)	—	(0.05)	(0.20)	4.66	8.81	404	2.56	1.93	4.69	105
I	4.43	0.27	0.16	0.43	(0.21)	—	(0.04)	(0.25)	4.61	9.88	4,813	1.40	0.93	5.69	105
R3	4.46	0.24	0.19	0.43	(0.18)	—	(0.05)	(0.23)	4.66	9.60	11	2.03	1.48	5.17	105
R4	4.43	0.25	0.18	0.43	(0.20)	—	(0.04)	(0.24)	4.62	9.80	11	1.73	1.18	5.44	105
R5	4.22	0.25	0.18	0.43	(0.22)	—	(0.04)	(0.26)	4.39	10.20	11	1.43	0.88	5.74	105
Y	4.39	0.27	0.17	0.44	(0.21)	—	(0.05)	(0.26)	4.57	10.02	11,937	1.39	0.88	5.74	105
F	4.43	0.27	0.18	0.45	(0.21)	—	(0.05)	(0.26)	4.62	10.23	3,950	1.31	0.83	5.79	105
For the Year Ended October 31, 2023
A	$4.10	$0.25	$0.35	$0.60	$(0.18)	$—	$(0.06)	$(0.24)	$4.46	14.48%	$3,038	1.77%	1.18%	5.38%	102%
C	4.11	0.21	0.35	0.56	(0.15)	—	(0.05)	(0.20)	4.47	13.50	512	2.56	1.93	4.61	102
I	4.08	0.26	0.34	0.60	(0.19)	—	(0.06)	(0.25)	4.43	14.63	6,956	1.40	0.93	5.65	102
R3	4.10	0.24	0.34	0.58	(0.17)	—	(0.05)	(0.22)	4.46	14.09	10	2.03	1.48	5.13	102
R4	4.08	0.25	0.34	0.59	(0.18)	—	(0.06)	(0.24)	4.43	14.30	10	1.73	1.18	5.43	102
R5	3.90	0.25	0.32	0.57	(0.19)	—	(0.06)	(0.25)	4.22	14.59	10	1.43	0.88	5.64	102
Y	4.05	0.25	0.34	0.59	(0.19)	—	(0.06)	(0.25)	4.39	14.54	14,087	1.39	0.88	5.61	102
F	4.08	0.26	0.34	0.60	(0.19)	—	(0.06)	(0.25)	4.43	14.75	4,121	1.31	0.83	5.73	102
For the Year Ended October 31, 2022
A	$5.39	$0.18	$(1.24)	$(1.06)	$(0.05)	$—	$(0.18)	$(0.23)	$4.10	(20.19)%	$2,707	1.55%	1.18%	3.79%	90%
C	5.40	0.15	(1.24)	(1.09)	(0.04)	—	(0.16)	(0.20)	4.11	(20.73)	708	2.29	1.93	3.02	90
I	5.36	0.19	(1.23)	(1.04)	(0.05)	—	(0.19)	(0.24)	4.08	(19.92)	5,971	1.17	0.93	4.04	90
R3	5.38	0.18	(1.24)	(1.06)	(0.04)	—	(0.18)	(0.22)	4.10	(20.28)	9	1.79	1.28	3.74	90
R4	5.36	0.18	(1.23)	(1.05)	(0.05)	—	(0.18)	(0.23)	4.08	(20.12)	9	1.49	1.18	3.77	90
R5	5.14	0.19	(1.19)	(1.00)	(0.05)	—	(0.19)	(0.24)	3.90	(19.96)	9	1.19	0.88	4.13	90
Y	5.32	0.20	(1.23)	(1.03)	(0.05)	—	(0.19)	(0.24)	4.05	(19.85)	25,608	1.18	0.88	4.21	90
F	5.37	0.20	(1.24)	(1.04)	(0.05)	—	(0.20)	(0.25)	4.08	(20.00)	4,056	1.07	0.83	4.18	90
The accompanying notes are an integral part of these financial statements.

213

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Emerging Markets Local Debt Fund – (continued)
For the Year Ended October 31, 2021
A	$5.39	$0.18	$(0.00)(9)	$0.18	$(0.18)	$—	$—	$(0.18)	$5.39	3.20%	$3,996	1.49%	1.18%	3.20%	99%
C	5.40	0.14	(0.00)(9)	0.14	(0.14)	—	—	(0.14)	5.40	2.43	1,771	2.25	1.93	2.45	99
I	5.37	0.19	(0.01)	0.18	(0.19)	—	—	(0.19)	5.36	3.28	11,164	1.15	0.93	3.45	99
R3	5.37	0.18	(0.01)	0.17	(0.16)	—	—	(0.16)	5.38	3.09	11	1.76	1.21	3.18	99
R4	5.37	0.18	(0.01)	0.17	(0.18)	—	—	(0.18)	5.36	3.02	45	1.46	1.18	3.20	99
R5	5.15	0.19	(0.01)	0.18	(0.19)	—	—	(0.19)	5.14	3.48	11	1.16	0.88	3.56	99
Y	5.33	0.20	(0.02)	0.18	(0.19)	—	—	(0.19)	5.32	3.36	37,127	1.14	0.88	3.49	99
F	5.37	0.20	(0.00)(9)	0.20	(0.20)	—	—	(0.20)	5.37	3.57	4,490	1.04	0.83	3.54	99
The Hartford Floating Rate Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$7.72	$0.29	$(0.18)	$0.11	$(0.28)	$—	$—	$(0.28)	$7.55	1.53%(5)	$415,883	1.05%(6)	1.00%(6)	7.68%(6)	16%
C	7.82	0.26	(0.18)	0.08	(0.26)	—	—	(0.26)	7.64	1.05 (5)	27,230	1.82 (6)	1.75 (6)	6.93 (6)	16
I	7.62	0.30	(0.18)	0.12	(0.30)	—	—	(0.30)	7.44	1.61 (5)	320,947	0.79 (6)	0.75 (6)	7.93 (6)	16
R3	7.79	0.28	(0.17)	0.11	(0.28)	—	—	(0.28)	7.62	1.42 (5)	1,370	1.40 (6)	1.25 (6)	7.41 (6)	16
R4	7.71	0.29	(0.18)	0.11	(0.28)	—	—	(0.28)	7.54	1.51 (5)	1,671	1.10 (6)	1.00 (6)	7.67 (6)	16
R5	7.63	0.29	(0.17)	0.12	(0.30)	—	—	(0.30)	7.45	1.56 (5)	1,013	0.80 (6)	0.80 (6)	7.90 (6)	16
Y	7.59	0.29	(0.17)	0.12	(0.30)	—	—	(0.30)	7.41	1.61 (5)	31,816	0.79 (6)	0.75 (6)	7.92 (6)	16
F	7.58	0.30	(0.18)	0.12	(0.31)	—	—	(0.31)	7.39	1.58 (5)	32,092	0.69 (6)	0.69 (6)	8.01 (6)	16
For the Year Ended October 31, 2025
A	$7.88	$0.55	$(0.17)	$0.38	$(0.54)	$—	$—	$(0.54)	$7.72	4.93%	$460,230	1.03%	1.00%	6.98%	28%
C	7.98	0.49	(0.17)	0.32	(0.48)	—	—	(0.48)	7.82	4.17	32,280	1.79	1.75	6.24	28
I	7.79	0.56	(0.16)	0.40	(0.57)	—	—	(0.57)	7.62	5.25	383,440	0.77	0.75	7.24	28
R3	7.95	0.53	(0.17)	0.36	(0.52)	—	—	(0.52)	7.79	4.69	1,426	1.38	1.25	6.76	28
R4	7.87	0.55	(0.17)	0.38	(0.54)	—	—	(0.54)	7.71	4.92	1,684	1.09	1.00	6.98	28
R5	7.80	0.55	(0.16)	0.39	(0.56)	—	—	(0.56)	7.63	5.16	1,161	0.79	0.79	7.18	28
Y	7.76	0.56	(0.17)	0.39	(0.56)	—	—	(0.56)	7.59	5.24	30,350	0.78	0.75	7.23	28
F	7.75	0.56	(0.15)	0.41	(0.58)	—	—	(0.58)	7.58	5.41	39,282	0.67	0.67	7.33	28
For the Year Ended October 31, 2024
A	$7.78	$0.64	$0.10	$0.74	$(0.64)	$—	$—	$(0.64)	$7.88	9.85%	$514,939	1.02%	1.00%	8.18%	61%
C	7.86	0.59	0.10	0.69	(0.57)	—	—	(0.57)	7.98	8.97	41,092	1.77	1.75	7.44	61
I	7.72	0.66	0.09	0.75	(0.68)	—	—	(0.68)	7.79	10.03	525,732	0.75	0.75	8.43	61
R3	7.84	0.63	0.09	0.72	(0.61)	—	—	(0.61)	7.95	9.43	2,671	1.34	1.25	7.93	61
R4	7.78	0.64	0.09	0.73	(0.64)	—	—	(0.64)	7.87	9.73	2,063	1.08	1.00	8.18	61
R5	7.73	0.66	0.08	0.74	(0.67)	—	—	(0.67)	7.80	9.96	1,144	0.78	0.78	8.41	61
Y	7.69	0.65	0.09	0.74	(0.67)	—	—	(0.67)	7.76	10.02	33,645	0.76	0.75	8.43	61
F	7.69	0.66	0.09	0.75	(0.69)	—	—	(0.69)	7.75	10.08	65,840	0.66	0.66	8.53	61
For the Year Ended October 31, 2023
A	$7.64	$0.61	$0.12	$0.73	$(0.59)	$—	$—	$(0.59)	$7.78	9.79%	$576,510	1.01%	1.00%	7.77%	46%
C	7.71	0.55	0.14	0.69	(0.54)	—	—	(0.54)	7.86	9.10	53,757	1.76	1.75	7.00	46
I	7.59	0.62	0.12	0.74	(0.61)	—	—	(0.61)	7.72	10.09	518,131	0.74	0.74	8.00	46
R3	7.69	0.59	0.13	0.72	(0.57)	—	—	(0.57)	7.84	9.64	2,466	1.35	1.25	7.53	46
R4	7.63	0.61	0.13	0.74	(0.59)	—	—	(0.59)	7.78	9.93	1,941	1.08	1.00	7.77	46
R5	7.59	0.62	0.13	0.75	(0.61)	—	—	(0.61)	7.73	10.18	1,433	0.78	0.78	8.00	46
Y	7.56	0.62	0.12	0.74	(0.61)	—	—	(0.61)	7.69	10.10	38,667	0.76	0.75	7.99	46
F	7.57	0.62	0.13	0.75	(0.63)	—	—	(0.63)	7.69	10.17	100,393	0.66	0.66	8.05	46
The accompanying notes are an integral part of these financial statements.

214

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Floating Rate Fund – (continued)
For the Year Ended October 31, 2022
A	$8.40	$0.33	$(0.77)	$(0.44)	$(0.32)	$—	$—	$(0.32)	$7.64	(5.33)%	$645,513	1.00%	1.00%	4.06%	53%
C	8.48	0.26	(0.77)	(0.51)	(0.26)	—	—	(0.26)	7.71	(6.09)	80,900	1.75	1.75	3.24	53
I	8.37	0.35	(0.77)	(0.42)	(0.36)	—	—	(0.36)	7.59	(5.09)	819,480	0.73	0.73	4.31	53
R3	8.45	0.30	(0.76)	(0.46)	(0.30)	—	—	(0.30)	7.69	(5.53)	2,735	1.35	1.25	3.69	53
R4	8.39	0.33	(0.77)	(0.44)	(0.32)	—	—	(0.32)	7.63	(5.35)	2,339	1.07	1.00	4.15	53
R5	8.37	0.35	(0.77)	(0.42)	(0.36)	—	—	(0.36)	7.59	(5.16)	1,266	0.77	0.77	4.35	53
Y	8.34	0.34	(0.76)	(0.42)	(0.36)	—	—	(0.36)	7.56	(5.14)	46,709	0.74	0.74	4.27	53
F	8.35	0.36	(0.77)	(0.41)	(0.37)	—	—	(0.37)	7.57	(4.97)	150,731	0.65	0.65	4.45	53
For the Year Ended October 31, 2021
A	$8.04	$0.30	$0.31	$0.61	$(0.25)	$—	$—	$(0.25)	$8.40	7.70%	$738,311	1.00%	1.00%	3.59%	99%
C	8.12	0.24	0.31	0.55	(0.19)	—	—	(0.19)	8.48	6.84	110,915	1.75	1.75	2.86	99
I	8.03	0.32	0.32	0.64	(0.30)	—	—	(0.30)	8.37	8.01	1,066,435	0.73	0.73	3.85	99
R3	8.10	0.28	0.30	0.58	(0.23)	—	—	(0.23)	8.45	7.25	4,586	1.36	1.25	3.34	99
R4	8.04	0.30	0.30	0.60	(0.25)	—	—	(0.25)	8.39	7.55	2,180	1.07	1.00	3.59	99
R5	8.03	0.32	0.31	0.63	(0.29)	—	—	(0.29)	8.37	7.92	1,148	0.77	0.77	3.82	99
Y	8.01	0.32	0.31	0.63	(0.30)	—	—	(0.30)	8.34	7.90	49,434	0.75	0.75	3.83	99
F	8.02	0.33	0.31	0.64	(0.31)	—	—	(0.31)	8.35	8.06	144,519	0.65	0.65	3.92	99
The Hartford High Yield Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$7.16	$0.21	$(0.06)	$0.15	$(0.21)	$—	$—	$(0.21)	$7.10	2.08%(5)	$253,530	0.99%(6)	0.95%(6)	5.89%(6)	46%
C	7.14	0.18	(0.06)	0.12	(0.18)	—	—	(0.18)	7.08	1.67 (5)	7,717	1.74 (6)	1.74 (6)	5.09 (6)	46
I	7.12	0.22	(0.08)	0.14	(0.21)	—	—	(0.21)	7.05	2.06 (5)	39,526	0.69 (6)	0.69 (6)	6.15 (6)	46
R3	7.17	0.20	(0.07)	0.13	(0.20)	—	—	(0.20)	7.10	1.77 (5)	1,271	1.30 (6)	1.27 (6)	5.57 (6)	46
R4	7.18	0.21	(0.07)	0.14	(0.21)	—	—	(0.21)	7.11	1.92 (5)	541	1.00 (6)	0.97 (6)	5.87 (6)	46
R5	7.08	0.22	(0.08)	0.14	(0.21)	—	—	(0.21)	7.01	2.06 (5)	648	0.68 (6)	0.67 (6)	6.17 (6)	46
R6	6.98	0.22	(0.07)	0.15	(0.22)	—	—	(0.22)	6.91	2.21 (5)	1,093	0.58 (6)	0.55 (6)	6.29 (6)	46
Y	7.03	0.21	(0.07)	0.14	(0.21)	—	—	(0.21)	6.96	2.06 (5)	1,205	0.67 (6)	0.66 (6)	6.17 (6)	46
F	7.06	0.22	(0.06)	0.16	(0.23)	—	—	(0.23)	6.99	2.22 (5)	161,545	0.58 (6)	0.55 (6)	6.29 (6)	46
For the Year Ended October 31, 2025
A	$7.03	$0.42	$0.13	$0.55	$(0.42)	$—	$—	$(0.42)	$7.16	8.01%	$259,350	0.99%	0.95%	5.93%	51%
C	7.01	0.36	0.13	0.49	(0.36)	—	—	(0.36)	7.14	7.17	8,312	1.74	1.74	5.13	51
I	6.99	0.43	0.14	0.57	(0.44)	—	—	(0.44)	7.12	8.36	37,396	0.70	0.69	6.19	51
R3	7.03	0.39	0.14	0.53	(0.39)	—	—	(0.39)	7.17	7.82	1,260	1.30	1.27	5.60	51
R4	7.04	0.41	0.15	0.56	(0.42)	—	—	(0.42)	7.18	8.14	579	1.00	0.97	5.87	51
R5	6.95	0.43	0.14	0.57	(0.44)	—	—	(0.44)	7.08	8.42	510	0.70	0.67	6.18	51
R6	6.87	0.43	0.13	0.56	(0.45)	—	—	(0.45)	6.98	8.40	998	0.59	0.55	6.32	51
Y	6.90	0.43	0.13	0.56	(0.43)	—	—	(0.43)	7.03	8.44	906	0.69	0.66	6.21	51
F	6.94	0.44	0.13	0.57	(0.45)	—	—	(0.45)	7.06	8.53	154,384	0.59	0.55	6.33	51
For the Year Ended October 31, 2024
A	$6.48	$0.39	$0.55	$0.94	$(0.39)	$—	$—	$(0.39)	$7.03	14.71%	$252,481	1.00%	0.95%	5.62%	40%
C	6.47	0.33	0.54	0.87	(0.33)	—	—	(0.33)	7.01	13.69	9,429	1.73	1.73	4.84	40
I	6.46	0.40	0.55	0.95	(0.42)	—	—	(0.42)	6.99	15.00	34,788	0.71	0.69	5.88	40
R3	6.49	0.37	0.54	0.91	(0.37)	—	—	(0.37)	7.03	14.17	1,485	1.30	1.27	5.30	40
R4	6.50	0.39	0.54	0.93	(0.39)	—	—	(0.39)	7.04	14.50	1,055	1.00	0.97	5.60	40
R5	6.43	0.40	0.54	0.94	(0.42)	—	—	(0.42)	6.95	14.92	643	0.70	0.67	5.90	40
R6	6.36	0.41	0.53	0.94	(0.43)	—	—	(0.43)	6.87	15.13	910	0.59	0.55	6.01	40
Y	6.38	0.40	0.54	0.94	(0.42)	—	—	(0.42)	6.90	15.01	1,061	0.69	0.66	5.93	40
F	6.43	0.41	0.54	0.95	(0.44)	—	—	(0.44)	6.94	15.01	135,750	0.59	0.55	6.02	40
The accompanying notes are an integral part of these financial statements.

215

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford High Yield Fund – (continued)
For the Year Ended October 31, 2023
A	$6.46	$0.36	$0.01	$0.37	$(0.35)	$—	$—	$(0.35)	$6.48	5.80%	$228,338	1.01%	0.95%	5.35%	26%
C	6.44	0.30	0.03	0.33	(0.30)	—	—	(0.30)	6.47	5.12	10,587	1.73	1.73	4.57	26
I	6.46	0.37	0.02	0.39	(0.39)	—	—	(0.39)	6.46	6.00	29,119	0.70	0.69	5.63	26
R3	6.46	0.33	0.03	0.36	(0.33)	—	—	(0.33)	6.49	5.59	1,489	1.31	1.27	5.03	26
R4	6.47	0.35	0.03	0.38	(0.35)	—	—	(0.35)	6.50	5.94	875	1.01	0.97	5.33	26
R5	6.43	0.37	0.02	0.39	(0.39)	—	—	(0.39)	6.43	6.09	624	0.71	0.67	5.63	26
R6	6.37	0.38	0.01	0.39	(0.40)	—	—	(0.40)	6.36	6.18	46	0.59	0.55	5.81	26
Y	6.38	0.37	0.02	0.39	(0.39)	—	—	(0.39)	6.38	6.14	2,975	0.65	0.65	5.66	26
F	6.44	0.38	0.02	0.40	(0.41)	—	—	(0.41)	6.43	6.19	107,597	0.59	0.55	5.75	26
For the Year Ended October 31, 2022
A	$7.62	$0.29	$(1.16)	$(0.87)	$(0.29)	$—	$—	$(0.29)	$6.46	(11.63)%	$235,340	1.00%	0.95%	4.12%	49%
C	7.60	0.23	(1.16)	(0.93)	(0.23)	—	—	(0.23)	6.44	(12.36)	11,623	1.73	1.73	3.31	49
I	7.63	0.30	(1.15)	(0.85)	(0.32)	—	—	(0.32)	6.46	(11.35)	17,300	0.71	0.69	4.25	49
R3	7.62	0.27	(1.16)	(0.89)	(0.27)	—	—	(0.27)	6.46	(11.91)	1,667	1.30	1.27	3.81	49
R4	7.63	0.29	(1.16)	(0.87)	(0.29)	—	—	(0.29)	6.47	(11.63)	865	1.00	0.97	4.10	49
R5	7.59	0.31	(1.15)	(0.84)	(0.32)	—	—	(0.32)	6.43	(11.30)	586	0.70	0.67	4.39	49
R6	7.54	0.31	(1.15)	(0.84)	(0.33)	—	—	(0.33)	6.37	(11.32)	9	0.59	0.55	4.55	49
Y	7.54	0.31	(1.15)	(0.84)	(0.32)	—	—	(0.32)	6.38	(11.39)	1,022	0.69	0.66	4.44	49
F	7.61	0.32	(1.15)	(0.83)	(0.34)	—	—	(0.34)	6.44	(11.19)	100,620	0.58	0.55	4.53	49
For the Year Ended October 31, 2021
A	$7.27	$0.29	$0.35	$0.64	$(0.29)	$—	$—	$(0.29)	$7.62	8.90%	$287,361	1.00%	0.95%	3.85%	38%
C	7.25	0.24	0.34	0.58	(0.23)	—	—	(0.23)	7.60	8.10	17,757	1.72	1.71	3.15	38
I	7.30	0.31	0.34	0.65	(0.32)	—	—	(0.32)	7.63	9.03	46,882	0.68	0.67	4.10	38
R3	7.28	0.27	0.34	0.61	(0.27)	—	—	(0.27)	7.62	8.42	1,996	1.29	1.26	3.55	38
R4	7.29	0.29	0.34	0.63	(0.29)	—	—	(0.29)	7.63	8.73	1,028	1.00	0.97	3.85	38
R5	7.26	0.32	0.33	0.65	(0.32)	—	—	(0.32)	7.59	9.07	737	0.70	0.67	4.14	38
R6 (10)	7.57	0.21	(0.03)(11)	0.18	(0.21)	—	—	(0.21)	7.54	2.35 (5)	10	0.59 (6)	0.55 (6)	4.12 (6)	38
Y	7.20	0.31	0.34	0.65	(0.31)	—	—	(0.31)	7.54	9.12	972	0.69	0.66	4.15	38
F	7.28	0.32	0.35	0.67	(0.34)	—	—	(0.34)	7.61	9.26	110,704	0.58	0.55	4.23	38
The Hartford Inflation Plus Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$10.36	$0.12	$0.05	$0.17	$(0.18)	$—	$—	$(0.18)	$10.35	1.64%(5)	$116,174	0.92%(6)	0.85%(6)	2.28%(6)	41%
C	9.93	0.08	0.04	0.12	(0.15)	—	—	(0.15)	9.90	1.21 (5)	6,593	1.61 (6)	1.61 (6)	1.64 (6)	41
I	10.62	0.13	0.06	0.19	(0.19)	—	—	(0.19)	10.62	1.79 (5)	37,030	0.62 (6)	0.62 (6)	2.49 (6)	41
R3	10.11	0.10	0.04	0.14	(0.16)	—	—	(0.16)	10.09	1.45 (5)	19,492	1.19 (6)	1.19 (6)	1.95 (6)	41
R4	10.38	0.12	0.04	0.16	(0.18)	—	—	(0.18)	10.36	1.53 (5)	3,389	0.89 (6)	0.89 (6)	2.30 (6)	41
R5	10.58	0.14	0.04	0.18	(0.19)	—	—	(0.19)	10.57	1.72 (5)	8,008	0.57 (6)	0.57 (6)	2.65 (6)	41
Y	10.65	0.14	0.05	0.19	(0.19)	—	—	(0.19)	10.65	1.81 (5)	48,110	0.57 (6)	0.57 (6)	2.62 (6)	41
F	10.62	0.14	0.05	0.19	(0.19)	—	—	(0.19)	10.62	1.85 (5)	117,539	0.48 (6)	0.48 (6)	2.68 (6)	41
For the Year Ended October 31, 2025
A	$10.00	$0.31	$0.37	$0.68	$(0.32)	$—	$—	$(0.32)	$10.36	6.85%	$123,881	0.92%	0.85%	3.09%	28%
C	9.59	0.22	0.35	0.57	(0.23)	—	—	(0.23)	9.93	6.05	5,349	1.63	1.63	2.25	28
I	10.25	0.35	0.36	0.71	(0.34)	—	—	(0.34)	10.62	7.08	39,081	0.60	0.60	3.34	28
R3	9.76	0.27	0.36	0.63	(0.28)	—	—	(0.28)	10.11	6.52	19,422	1.20	1.20	2.73	28
R4	10.02	0.31	0.36	0.67	(0.31)	—	—	(0.31)	10.38	6.78	3,476	0.90	0.90	3.05	28
R5	10.21	0.36	0.35	0.71	(0.34)	—	—	(0.34)	10.58	7.12	6,767	0.60	0.60	3.46	28
Y	10.27	0.36	0.37	0.73	(0.35)	—	—	(0.35)	10.65	7.19	40,392	0.58	0.58	3.43	28
F	10.25	0.36	0.37	0.73	(0.36)	—	—	(0.36)	10.62	7.22	115,210	0.48	0.48	3.45	28
The accompanying notes are an integral part of these financial statements.

216

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Inflation Plus Fund – (continued)
For the Year Ended October 31, 2024
A	$9.52	$0.27	$0.49	$0.76	$(0.28)	$—	$—	$(0.28)	$10.00	8.05%	$134,606	0.89%	0.85%	2.75%	16%(12)
C	9.15	0.18	0.48	0.66	(0.22)	—	—	(0.22)	9.59	7.26	7,608	1.61	1.61	1.93	16 (12)
I	9.75	0.30	0.50	0.80	(0.30)	—	—	(0.30)	10.25	8.32	25,483	0.59	0.59	3.00	16 (12)
R3	9.31	0.24	0.46	0.70	(0.25)	—	—	(0.25)	9.76	7.61	23,531	1.19	1.19	2.44	16 (12)
R4	9.54	0.27	0.48	0.75	(0.27)	—	—	(0.27)	10.02	7.99	3,786	0.89	0.89	2.71	16 (12)
R5	9.71	0.31	0.49	0.80	(0.30)	—	—	(0.30)	10.21	8.34	3,992	0.59	0.59	3.02	16 (12)
Y	9.77	0.31	0.49	0.80	(0.30)	—	—	(0.30)	10.27	8.29	17,532	0.59	0.59	3.02	16 (12)
F	9.75	0.32	0.49	0.81	(0.31)	—	—	(0.31)	10.25	8.41	112,469	0.48	0.48	3.15	16 (12)
For the Year Ended October 31, 2023
A	$9.82	$0.33	$(0.27)	$0.06	$(0.31)	$—	$(0.05)	$(0.36)	$9.52	0.51%	$156,131	0.87%	0.84%	3.36%	35%(12)
C	9.45	0.24	(0.25)	(0.01)	(0.25)	—	(0.04)	(0.29)	9.15	(0.21)	10,783	1.59	1.59	2.56	35 (12)
I	10.04	0.35	(0.26)	0.09	(0.33)	—	(0.05)	(0.38)	9.75	0.83	33,203	0.59	0.59	3.48	35 (12)
R3	9.60	0.30	(0.26)	0.04	(0.29)	—	(0.04)	(0.33)	9.31	0.30	24,072	1.18	1.18	3.06	35 (12)
R4	9.83	0.33	(0.27)	0.06	(0.30)	—	(0.05)	(0.35)	9.54	0.56	3,259	0.89	0.89	3.37	35 (12)
R5	10.00	0.38	(0.29)	0.09	(0.33)	—	(0.05)	(0.38)	9.71	0.84	2,186	0.59	0.59	3.79	35 (12)
Y	10.06	0.37	(0.28)	0.09	(0.33)	—	(0.05)	(0.38)	9.77	0.85	18,539	0.58	0.58	3.67	35 (12)
F	10.04	0.38	(0.28)	0.10	(0.34)	—	(0.05)	(0.39)	9.75	0.95	120,216	0.47	0.47	3.74	35 (12)
For the Year Ended October 31, 2022
A	$11.63	$0.61	$(1.61)	$(1.00)	$(0.78)	$—	$(0.03)	$(0.81)	$9.82	(9.07)%	$200,112	0.85%	0.84%	5.62%	57%(12)
C	11.23	0.50	(1.55)	(1.05)	(0.71)	—	(0.02)	(0.73)	9.45	(9.79)	19,439	1.58	1.58	4.84	57 (12)
I	11.88	0.65	(1.65)	(1.00)	(0.81)	—	(0.03)	(0.84)	10.04	(8.88)	64,202	0.57	0.57	5.97	57 (12)
R3	11.40	0.55	(1.58)	(1.03)	(0.75)	—	(0.02)	(0.77)	9.60	(9.46)	28,014	1.17	1.17	5.24	57 (12)
R4	11.65	0.59	(1.61)	(1.02)	(0.77)	—	(0.03)	(0.80)	9.83	(9.16)	3,886	0.87	0.87	5.50	57 (12)
R5	11.83	0.65	(1.64)	(0.99)	(0.81)	—	(0.03)	(0.84)	10.00	(8.83)	1,995	0.57	0.57	6.00	57 (12)
Y	11.90	0.68	(1.68)	(1.00)	(0.81)	—	(0.03)	(0.84)	10.06	(8.87)	19,978	0.56	0.56	6.09	57 (12)
F	11.88	0.66	(1.65)	(0.99)	(0.82)	—	(0.03)	(0.85)	10.04	(8.77)	154,988	0.45	0.45	6.02	57 (12)
For the Year Ended October 31, 2021
A	$11.11	$0.36	$0.40	$0.76	$(0.24)	$—	$—	$(0.24)	$11.63	6.88%	$232,828	0.85%	0.85%	3.18%	73%(12)
C	10.70	0.26	0.39	0.65	(0.12)	—	—	(0.12)	11.23	6.14	23,382	1.58	1.58	2.41	73 (12)
I	11.35	0.40	0.40	0.80	(0.27)	—	—	(0.27)	11.88	7.15	57,343	0.55	0.55	3.42	73 (12)
R3	10.89	0.31	0.39	0.70	(0.19)	—	—	(0.19)	11.40	6.52	32,804	1.17	1.17	2.75	73 (12)
R4	11.12	0.32	0.43	0.75	(0.22)	—	—	(0.22)	11.65	6.84	4,336	0.87	0.87	2.85	73 (12)
R5	11.30	0.40	0.40	0.80	(0.27)	—	—	(0.27)	11.83	7.18	1,818	0.57	0.57	3.49	73 (12)
Y	11.37	0.40	0.40	0.80	(0.27)	—	—	(0.27)	11.90	7.13	34,156	0.56	0.56	3.44	73 (12)
F	11.34	0.39	0.43	0.82	(0.28)	—	—	(0.28)	11.88	7.36	182,069	0.45	0.45	3.40	73 (12)
Hartford Low Duration High Income Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$9.01	$0.33	$(0.17)	$0.16	$(0.32)	$—	$—	$(0.32)	$8.85	1.84%(5)	$52,850	1.14%(6)	1.00%(6)	7.34%(6)	11%
C	9.11	0.30	(0.17)	0.13	(0.29)	—	—	(0.29)	8.95	1.48 (5)	4,302	1.91 (6)	1.75 (6)	6.60 (6)	11
I	8.90	0.33	(0.16)	0.17	(0.33)	—	—	(0.33)	8.74	2.05 (5)	51,692	0.84 (6)	0.75 (6)	7.62 (6)	11
R3	9.05	0.32	(0.17)	0.15	(0.31)	—	—	(0.31)	8.89	1.69 (5)	24	1.48 (6)	1.32 (6)	7.25 (6)	11
R4	8.99	0.32	(0.16)	0.16	(0.32)	—	—	(0.32)	8.83	1.82 (5)	46	1.18 (6)	1.02 (6)	7.33 (6)	11
R5	8.88	0.33	(0.16)	0.17	(0.33)	—	—	(0.33)	8.72	1.95 (5)	10,239	0.86 (6)	0.72 (6)	7.62 (6)	11
Y	8.89	0.33	(0.15)	0.18	(0.33)	—	—	(0.33)	8.74	2.07 (5)	5,119	0.86 (6)	0.72 (6)	7.54 (6)	11
F	8.89	0.34	(0.16)	0.18	(0.33)	—	—	(0.33)	8.74	2.11 (5)	18,487	0.76 (6)	0.65 (6)	7.68 (6)	11
The accompanying notes are an integral part of these financial statements.

217

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Low Duration High Income Fund – (continued)
For the Year Ended October 31, 2025
A	$8.96	$0.60	$0.04	$0.64	$(0.59)	$—	$—	$(0.59)	$9.01	7.36%	$54,561	1.14%	1.00%	6.63%	73%
C	9.07	0.54	0.03	0.57	(0.53)	—	—	(0.53)	9.11	6.44	4,804	1.89	1.75	5.89	73
I	8.87	0.61	0.04	0.65	(0.62)	—	—	(0.62)	8.90	7.49	55,561	0.83	0.75	6.88	73
R3	9.01	0.57	0.03	0.60	(0.56)	—	—	(0.56)	9.05	6.90	101	1.44	1.32	6.32	73
R4	8.95	0.60	0.03	0.63	(0.59)	—	—	(0.59)	8.99	7.22	46	1.18	1.02	6.63	73
R5	8.86	0.61	0.04	0.65	(0.63)	—	—	(0.63)	8.88	7.55	9,366	0.86	0.72	6.91	73
Y	8.87	0.62	0.03	0.65	(0.63)	—	—	(0.63)	8.89	7.58	4,128	0.86	0.72	6.93	73
F	8.87	0.62	0.04	0.66	(0.64)	—	—	(0.64)	8.89	7.69	16,936	0.76	0.65	6.98	73
For the Year Ended October 31, 2024
A	$8.84	$0.66	$0.13	$0.79	$(0.67)	$—	$—	$(0.67)	$8.96	9.18%	$56,316	1.16%	1.01%	7.36%	114%
C	8.92	0.60	0.14	0.74	(0.59)	—	—	(0.59)	9.07	8.48	7,818	1.89	1.76	6.62	114
I	8.77	0.70	0.11	0.81	(0.71)	—	—	(0.71)	8.87	9.49	52,919	0.87	0.77	7.91	114
R3	8.86	0.61	0.16	0.77	(0.62)	—	—	(0.62)	9.01	8.91	53	1.49	1.33	6.78	114
R4	8.82	0.70	0.10	0.80	(0.67)	—	—	(0.67)	8.95	9.29	74	1.22	1.03	7.86	114
R5	8.76	0.67	0.14	0.81	(0.71)	—	—	(0.71)	8.86	9.59	8,079	0.89	0.73	7.62	114
Y	8.77	0.74	0.07	0.81	(0.71)	—	—	(0.71)	8.87	9.54	4,015	0.91	0.75	8.29	114
F	8.78	0.68	0.13	0.81	(0.72)	—	—	(0.72)	8.87	9.51	16,350	0.78	0.68	7.70	114
For the Year Ended October 31, 2023
A	$8.67	$0.71	$0.14	$0.85	$(0.68)	$—	$—	$(0.68)	$8.84	10.09%	$63,858	1.16%	1.05%	7.96%	58%
C	8.75	0.64	0.15	0.79	(0.62)	—	—	(0.62)	8.92	9.25	10,406	1.90	1.80	7.21	58
I	8.60	0.72	0.15	0.87	(0.70)	—	—	(0.70)	8.77	10.42	165,095	0.89	0.80	8.19	58
R3	8.69	0.68	0.15	0.83	(0.66)	—	—	(0.66)	8.86	9.75	15	1.51	1.35	7.65	58
R4	8.65	0.70	0.15	0.85	(0.68)	—	—	(0.68)	8.82	10.21	330	1.19	1.05	7.95	58
R5	8.60	0.73	0.14	0.87	(0.71)	—	—	(0.71)	8.76	10.41	9,687	0.90	0.75	8.26	58
Y	8.61	0.73	0.14	0.87	(0.71)	—	—	(0.71)	8.77	10.33	23,395	0.90	0.78	8.26	58
F	8.62	0.73	0.14	0.87	(0.71)	—	—	(0.71)	8.78	10.41	19,611	0.80	0.75	8.24	58
For the Year Ended October 31, 2022
A	$9.68	$0.38	$(1.01)	$(0.63)	$(0.38)	$—	$—	$(0.38)	$8.67	(6.66)%	$78,595	1.14%	1.05%	4.16%	70%
C	9.76	0.31	(1.01)	(0.70)	(0.31)	—	—	(0.31)	8.75	(7.31)	16,791	1.88	1.80	3.30	70
I	9.63	0.40	(1.01)	(0.61)	(0.42)	—	—	(0.42)	8.60	(6.48)	238,607	0.86	0.80	4.37	70
R3	9.69	0.32	(0.97)	(0.65)	(0.35)	—	—	(0.35)	8.69	(6.86)	22	1.49	1.35	3.45	70
R4	9.66	0.39	(1.03)	(0.64)	(0.37)	—	—	(0.37)	8.65	(6.69)	404	1.19	1.05	4.18	70
R5	9.63	0.41	(1.01)	(0.60)	(0.43)	—	—	(0.43)	8.60	(6.40)	11,344	0.88	0.75	4.42	70
Y	9.63	0.40	(1.00)	(0.60)	(0.42)	—	—	(0.42)	8.61	(6.34)	13,648	0.88	0.78	4.36	70
F	9.64	0.42	(1.01)	(0.59)	(0.43)	—	—	(0.43)	8.62	(6.28)	35,346	0.77	0.75	4.55	70
For the Year Ended October 31, 2021
A	$9.23	$0.35	$0.40	$0.75	$(0.30)	$—	$—	$(0.30)	$9.68	8.23%	$81,907	1.15%	1.05%	3.67%	132%
C	9.31	0.29	0.39	0.68	(0.23)	—	—	(0.23)	9.76	7.38	25,357	1.88	1.80	2.95	132
I	9.18	0.38	0.40	0.78	(0.33)	—	—	(0.33)	9.63	8.52	276,041	0.86	0.80	3.92	132
R3	9.25	0.33	0.38	0.71	(0.27)	—	—	(0.27)	9.69	7.77	160	1.49	1.35	3.37	132
R4	9.21	0.35	0.40	0.75	(0.30)	—	—	(0.30)	9.66	8.24	399	1.20	1.05	3.68	132
R5	9.18	0.38	0.40	0.78	(0.33)	—	—	(0.33)	9.63	8.58	12,801	0.88	0.75	3.97	132
Y	9.19	0.38	0.39	0.77	(0.33)	—	—	(0.33)	9.63	8.43	13,206	0.89	0.78	3.92	132
F	9.20	0.38	0.39	0.77	(0.33)	—	—	(0.33)	9.64	8.45	28,494	0.78	0.75	3.94	132
The accompanying notes are an integral part of these financial statements.

218

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Municipal Opportunities Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$8.42	$0.14	$(0.03)	$0.11	$(0.14)	$—	$—	$(0.14)	$8.39	1.27%(5)	$399,637	0.65%(6)	0.65%(6)	3.26%(6)	10%
C	8.42	0.10	(0.03)	0.07	(0.10)	—	—	(0.10)	8.39	0.88 (5)	11,384	1.43 (6)	1.43 (6)	2.48 (6)	10
I	8.42	0.14	(0.03)	0.11	(0.14)	—	—	(0.14)	8.39	1.37 (5)	835,778	0.45 (6)	0.45 (6)	3.47 (6)	10
Y	8.41	0.15	(0.03)	0.12	(0.15)	—	—	(0.15)	8.38	1.37 (5)	294,612	0.44 (6)	0.44 (6)	3.48 (6)	10
F	8.41	0.15	(0.04)	0.11	(0.15)	—	—	(0.15)	8.37	1.30 (5)	546,514	0.34 (6)	0.34 (6)	3.57 (6)	10
For the Year Ended October 31, 2025
A	$8.34	$0.26	$0.08	$0.34	$(0.26)	$—	$—	$(0.26)	$8.42	4.18%	$387,559	0.66%	0.66%	3.15%	37%
C	8.35	0.20	0.07	0.27	(0.20)	—	—	(0.20)	8.42	3.26	12,126	1.43	1.43	2.37	37
I	8.34	0.28	0.08	0.36	(0.28)	—	—	(0.28)	8.42	4.37	807,460	0.47	0.47	3.33	37
Y	8.34	0.29	0.06	0.35	(0.28)	—	—	(0.28)	8.41	4.30	290,098	0.37	0.37	3.48	37
F	8.33	0.29	0.08	0.37	(0.29)	—	—	(0.29)	8.41	4.51	500,299	0.34	0.34	3.47	37
For the Year Ended October 31, 2024
A	$7.82	$0.25	$0.52	$0.77	$(0.25)	$—	$—	$(0.25)	$8.34	9.91%	$400,790	0.66%	0.66%	3.02%	45%
C	7.83	0.19	0.52	0.71	(0.19)	—	—	(0.19)	8.35	9.06	17,739	1.43	1.43	2.25	45
I	7.82	0.27	0.52	0.79	(0.27)	—	—	(0.27)	8.34	10.14	1,096,957	0.45	0.45	3.23	45
Y	7.82	0.27	0.52	0.79	(0.27)	—	—	(0.27)	8.34	10.15	19,074	0.44	0.44	3.24	45
F	7.81	0.28	0.52	0.80	(0.28)	—	—	(0.28)	8.33	10.30	405,049	0.34	0.34	3.33	45
For the Year Ended October 31, 2023
A	$7.80	$0.22	$0.02	$0.24	$(0.22)	$—	$—	$(0.22)	$7.82	3.00%	$367,824	0.66%	0.66%	2.70%	26%
C	7.80	0.16	0.03	0.19	(0.16)	—	—	(0.16)	7.83	2.35	22,291	1.43	1.43	1.93	26
I	7.80	0.24	0.02	0.26	(0.24)	—	—	(0.24)	7.82	3.23	962,921	0.45	0.45	2.92	26
Y	7.79	0.24	0.03	0.27	(0.24)	—	—	(0.24)	7.82	3.36	12,734	0.44	0.44	2.92	26
F	7.79	0.25	0.01	0.26	(0.24)	—	—	(0.24)	7.81	3.33	298,919	0.35	0.35	3.02	26
For the Year Ended October 31, 2022
A	$9.04	$0.15	$(1.23)	$(1.08)	$(0.16)	$—	$—	$(0.16)	$7.80	(12.10)%	$364,444	0.66%	0.66%	1.81%	46%
C	9.05	0.09	(1.25)	(1.16)	(0.09)	—	—	(0.09)	7.80	(12.87)	30,481	1.43	1.43	1.04	46
I	9.05	0.17	(1.25)	(1.08)	(0.17)	—	—	(0.17)	7.80	(12.01)	912,459	0.44	0.44	2.04	46
Y	9.04	0.17	(1.25)	(1.08)	(0.17)	—	—	(0.17)	7.79	(12.02)	11,758	0.44	0.44	2.04	46
F	9.03	0.18	(1.24)	(1.06)	(0.18)	—	—	(0.18)	7.79	(11.84)	288,489	0.35	0.35	2.14	46
For the Year Ended October 31, 2021
A	$8.93	$0.15	$0.11	$0.26	$(0.15)	$—	$—	$(0.15)	$9.04	2.94%	$486,106	0.66%	0.66%	1.67%	8%
C	8.94	0.08	0.11	0.19	(0.08)	—	—	(0.08)	9.05	2.16	48,740	1.42	1.42	0.92	8
I	8.94	0.17	0.11	0.28	(0.17)	—	—	(0.17)	9.05	3.19	902,081	0.42	0.42	1.91	8
Y	8.93	0.17	0.11	0.28	(0.17)	—	—	(0.17)	9.04	3.17	15,319	0.44	0.44	1.90	8
F	8.92	0.18	0.11	0.29	(0.18)	—	—	(0.18)	9.03	3.26	332,185	0.35	0.35	1.98	8
Hartford Municipal Short Duration Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$10.05	$0.13	$(0.03)	$0.10	$(0.12)	$—	$—	$(0.12)	$10.03	1.04%(5)	$26,749	0.97%(6)	0.69%(6)	2.51%(6)	9%
C	10.07	0.09	(0.02)	0.07	(0.08)	—	—	(0.08)	10.06	0.71 (5)	200	1.91 (6)	1.44 (6)	1.77 (6)	9
I	10.00	0.14	(0.01)	0.13	(0.14)	—	—	(0.14)	9.99	1.28 (5)	4,694	0.79 (6)	0.46 (6)	2.74 (6)	9
F	10.00	0.14	(0.02)	0.12	(0.14)	—	—	(0.14)	9.98	1.21 (5)	7,645	0.67 (6)	0.39 (6)	2.81 (6)	9
For the Year Ended October 31, 2025
A	$9.93	$0.23	$0.13	$0.36	$(0.24)	$—	$—	$(0.24)	$10.05	3.68%	$26,266	0.97%	0.69%	2.28%	32%
C	9.94	0.15	0.14	0.29	(0.16)	—	—	(0.16)	10.07	2.90	210	1.90	1.44	1.53	32
I	9.88	0.25	0.14	0.39	(0.27)	—	—	(0.27)	10.00	3.97	5,118	0.78	0.46	2.52	32
F	9.89	0.26	0.12	0.38	(0.27)	—	—	(0.27)	10.00	3.95	6,744	0.68	0.39	2.59	32
The accompanying notes are an integral part of these financial statements.

219

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Municipal Short Duration Fund – (continued)
For the Year Ended October 31, 2024
A	$9.59	$0.19	$0.34	$0.53	$(0.19)	$—	$—	$(0.19)	$9.93	5.55%	$26,826	0.96%	0.69%	1.96%	21%
C	9.59	0.12	0.34	0.46	(0.11)	—	—	(0.11)	9.94	4.77	262	1.88	1.44	1.20	21
I	9.55	0.22	0.32	0.54	(0.21)	—	—	(0.21)	9.88	5.74	4,243	0.76	0.46	2.19	21
F	9.55	0.22	0.34	0.56	(0.22)	—	—	(0.22)	9.89	5.93	6,037	0.66	0.39	2.26	21
For the Year Ended October 31, 2023
A	$9.52	$0.16	$0.06	$0.22	$(0.15)	$—	$—	$(0.15)	$9.59	2.29%	$27,991	0.91%	0.69%	1.67%	24%
C	9.51	0.09	0.06	0.15	(0.07)	—	—	(0.07)	9.59	1.52	473	1.76	1.44	0.92	24
I	9.50	0.18	0.06	0.24	(0.19)	—	—	(0.19)	9.55	2.56	4,736	0.72	0.46	1.90	24
F	9.51	0.19	0.06	0.25	(0.21)	—	—	(0.21)	9.55	2.59	7,351	0.62	0.39	1.97	24
For the Year Ended October 31, 2022
A	$10.19	$0.10	$(0.68)	$(0.58)	$(0.09)	$—	$—	$(0.09)	$9.52	(5.73)%	$31,751	0.89%	0.69%	0.97%	29%
C	10.18	0.02	(0.67)	(0.65)	(0.02)	—	—	(0.02)	9.51	(6.44)	957	1.72	1.44	0.18	29
I	10.17	0.11	(0.67)	(0.56)	(0.11)	—	—	(0.11)	9.50	(5.51)	6,757	0.72	0.46	1.11	29
F	10.18	0.13	(0.68)	(0.55)	(0.12)	—	—	(0.12)	9.51	(5.43)	9,306	0.60	0.39	1.30	29
For the Year Ended October 31, 2021
A	$10.16	$0.12	$0.03	$0.15	$(0.12)	$(0.00)(9)	$—	$(0.12)	$10.19	1.52%	$21,655	1.04%	0.69%	1.18%	16%
C	10.16	0.05	0.02	0.07	(0.05)	(0.00)(9)	—	(0.05)	10.18	0.66	1,390	1.85	1.44	0.44	16
I	10.15	0.14	0.03	0.17	(0.15)	(0.00)(9)	—	(0.15)	10.17	1.65	8,253	0.83	0.46	1.38	16
F	10.16	0.15	0.02	0.17	(0.15)	(0.00)(9)	—	(0.15)	10.18	1.72	5,047	0.74	0.39	1.44	16
Hartford Schroders Core Fixed Income Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
I	$8.75	$0.19	$(0.16)	$0.03	$(0.19)	$—	$—	$(0.19)	$8.59	0.33%(5)	$1,196	0.73%(6)	0.51%(6)	4.30%(6)	57%
R3	8.90	0.18	(0.17)	0.01	(0.16)	—	—	(0.16)	8.75	0.14 (5)	22	1.24 (6)	0.83 (6)	4.03 (6)	57
R4	8.80	0.18	(0.16)	0.02	(0.18)	—	—	(0.18)	8.64	0.19 (5)	10	0.99 (6)	0.73 (6)	4.04 (6)	57
R5	8.74	0.19	(0.16)	0.03	(0.19)	—	—	(0.19)	8.58	0.36 (5)	10	0.67 (6)	0.46 (6)	4.33 (6)	57
Y	8.73	0.19	(0.16)	0.03	(0.19)	—	—	(0.19)	8.57	0.39 (5)	3,972	0.65 (6)	0.40 (6)	4.40 (6)	57
F	8.74	0.19	(0.15)	0.04	(0.20)	—	—	(0.20)	8.58	0.42 (5)	56,567	0.56 (6)	0.36 (6)	4.44 (6)	57
SDR	8.72	0.19	(0.15)	0.04	(0.20)	—	—	(0.20)	8.56	0.42 (5)	13,069	0.56 (6)	0.36 (6)	4.45 (6)	57
For the Year Ended October 31, 2025
I	$8.57	$0.39	$0.17	$0.56	$(0.38)	$—	$—	$(0.38)	$8.75	6.75%	$1,298	0.69%	0.51%	4.50%	152%
R3	8.69	0.37	0.17	0.54	(0.33)	—	—	(0.33)	8.90	6.36	10	1.27	0.77	4.22	152
R4	8.61	0.37	0.18	0.55	(0.36)	—	—	(0.36)	8.80	6.54	10	0.96	0.71	4.28	152
R5	8.56	0.39	0.18	0.57	(0.39)	—	—	(0.39)	8.74	6.82	10	0.66	0.46	4.54	152
Y	8.56	0.39	0.17	0.56	(0.39)	—	—	(0.39)	8.73	6.77	5,435	0.61	0.40	4.60	152
F	8.57	0.40	0.17	0.57	(0.40)	—	—	(0.40)	8.74	6.82	58,137	0.54	0.36	4.63	152
SDR	8.55	0.40	0.17	0.57	(0.40)	—	—	(0.40)	8.72	6.84	13,599	0.55	0.36	4.64	152
For the Year Ended October 31, 2024
I	$8.11	$0.37	$0.49	$0.86	$(0.40)	$—	$—	$(0.40)	$8.57	10.72%	$1,463	0.65%	0.51%	4.31%	121%
R3	8.18	0.36	0.50	0.86	(0.35)	—	—	(0.35)	8.69	10.58	9	1.23	0.73	4.09	121
R4	8.14	0.36	0.49	0.85	(0.38)	—	—	(0.38)	8.61	10.50	9	0.93	0.68	4.14	121
R5	8.10	0.38	0.49	0.87	(0.41)	—	—	(0.41)	8.56	10.80	9	0.63	0.46	4.39	121
Y	8.10	0.38	0.49	0.87	(0.41)	—	—	(0.41)	8.56	10.87	5,935	0.58	0.40	4.44	121
F	8.10	0.38	0.51	0.89	(0.42)	—	—	(0.42)	8.57	11.05	72,372	0.51	0.36	4.47	121
SDR	8.09	0.38	0.50	0.88	(0.42)	—	—	(0.42)	8.55	10.99	10,060	0.51	0.34	4.48	121
The accompanying notes are an integral part of these financial statements.

220

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders Core Fixed Income Fund – (continued)
For the Year Ended October 31, 2023
I	$8.36	$0.32	$(0.25)	$0.07	$(0.32)	$—	$—	$(0.32)	$8.11	0.74%	$1,012	0.58%	0.51%	3.77%	104%
R3	8.39	0.31	(0.25)	0.06	(0.27)	—	—	(0.27)	8.18	0.60	8	1.15	0.65	3.54	104
R4	8.37	0.31	(0.24)	0.07	(0.30)	—	—	(0.30)	8.14	0.70	8	0.85	0.60	3.61	104
R5	8.35	0.32	(0.24)	0.08	(0.33)	—	—	(0.33)	8.10	0.80	8	0.55	0.46	3.74	104
Y	8.35	0.33	(0.25)	0.08	(0.33)	—	—	(0.33)	8.10	0.87	5,377	0.49	0.40	3.79	104
F	8.35	0.33	(0.24)	0.09	(0.34)	—	—	(0.34)	8.10	0.91	72,653	0.43	0.36	3.86	104
SDR	8.34	0.33	(0.24)	0.09	(0.34)	—	—	(0.34)	8.09	0.96	83,598	0.43	0.32	3.89	104
For the Period Ended October 31, 2022(13)
I(14)	$10.46	$0.23	$(1.94)	$(1.71)	$(0.20)	$(0.19)	$—	$(0.39)	$8.36	(16.83)%(5)	$564	0.60%(6)	0.51%(6)	2.61%(6)	162%
R3 (14)	10.45	0.19	(1.92)	(1.73)	(0.14)	(0.19)	—	(0.33)	8.39	(16.94)(5)	8	1.12 (6)	0.66 (6)	2.09 (6)	162
R4 (14)	10.45	0.20	(1.92)	(1.72)	(0.17)	(0.19)	—	(0.36)	8.37	(16.88)(5)	8	0.82 (6)	0.59 (6)	2.13 (6)	162
R5 (14)	10.45	0.21	(1.92)	(1.71)	(0.20)	(0.19)	—	(0.39)	8.35	(16.81)(5)	8	0.52 (6)	0.46 (6)	2.27 (6)	162
Y	10.47	0.21	(1.93)	(1.72)	(0.21)	(0.19)	—	(0.40)	8.35	(16.91)	6,441	0.55	0.40	2.26	162
F(14)	10.45	0.24	(1.94)	(1.70)	(0.21)	(0.19)	—	(0.40)	8.35	(16.72)(5)	76,245	0.41 (6)	0.36 (6)	2.68 (6)	162
SDR	10.46	0.23	(1.94)	(1.71)	(0.22)	(0.19)	—	(0.41)	8.34	(16.86)	60,725	0.46	0.32	2.39	162
For the Year Ended October 31, 2021
Y	$10.82	$0.18	$(0.12)	$0.06	$(0.19)	$(0.22)	$—	$(0.41)	$10.47	0.51%	$9,051	0.74%	0.39%	1.74%	179%
SDR	10.82	0.19	(0.13)	0.06	(0.20)	(0.22)	—	(0.42)	10.46	0.50	73,926	0.69	0.32	1.78	179
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$7.48	$0.25	$(0.02)	$0.23	$(0.26)	$—	$—	$(0.26)	$7.45	3.12%(5)	$2,198	1.41%(6)	0.90%(6)	6.82%(6)	102%
C	7.45	0.22	(0.03)	0.19	(0.23)	—	—	(0.23)	7.41	2.58 (5)	151	2.16 (6)	1.70 (6)	6.01 (6)	102
I	7.46	0.27	(0.03)	0.24	(0.27)	—	—	(0.27)	7.43	3.29 (5)	2,296	1.08 (6)	0.60 (6)	7.15 (6)	102
R3	7.49	0.24	(0.03)	0.21	(0.25)	—	—	(0.25)	7.45	2.84 (5)	13	1.71 (6)	1.17 (6)	6.51 (6)	102
R4	7.48	0.25	(0.03)	0.22	(0.26)	—	—	(0.26)	7.44	3.00 (5)	13	1.41 (6)	0.87 (6)	6.80 (6)	102
R5	7.46	0.27	(0.04)	0.23	(0.27)	—	—	(0.27)	7.42	3.16 (5)	14	1.11 (6)	0.57 (6)	7.14 (6)	102
Y	7.46	0.27	(0.02)	0.25	(0.27)	—	—	(0.27)	7.44	3.45 (5)	379	1.00 (6)	0.55 (6)	7.23 (6)	102
F	6.86	0.25	(0.03)	0.22	(0.27)	—	—	(0.27)	6.81	3.37 (5)	28	1.00 (6)	0.45 (6)	7.30 (6)	102
SDR	7.46	0.27	(0.03)	0.24	(0.27)	—	—	(0.27)	7.43	3.36 (5)	27,092	1.00 (6)	0.45 (6)	7.25 (6)	102
For the Year Ended October 31, 2025
A	$7.09	$0.54	$0.36	$0.90	$(0.51)	$—	$—	$(0.51)	$7.48	13.32%	$1,683	1.68%	0.90%	7.51%	164%
C	7.06	0.49	0.36	0.85	(0.46)	—	—	(0.46)	7.45	12.46	132	2.44	1.70	6.81	164
I	7.07	0.56	0.37	0.93	(0.54)	—	—	(0.54)	7.46	13.70	2,428	1.32	0.60	7.87	164
R3	7.10	0.53	0.35	0.88	(0.49)	—	—	(0.49)	7.49	12.99	13	1.94	1.17	7.48	164
R4	7.08	0.54	0.38	0.92	(0.52)	—	—	(0.52)	7.48	13.52	13	1.64	0.87	7.54	164
R5	7.07	0.56	0.37	0.93	(0.54)	—	—	(0.54)	7.46	13.73	13	1.34	0.57	7.86	164
Y	7.07	0.58	0.35	0.93	(0.54)	—	—	(0.54)	7.46	13.75	171	1.31	0.55	8.22	164
F	6.54	0.53	0.34	0.87	(0.55)	—	—	(0.55)	6.86	13.92	27	1.22	0.45	8.01	164
SDR	7.07	0.57	0.37	0.94	(0.55)	—	—	(0.55)	7.46	13.87	28,067	1.22	0.45	7.97	164
The accompanying notes are an integral part of these financial statements.

221

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders Emerging Markets Multi-Sector Bond Fund – (continued)
For the Year Ended October 31, 2024
A	$6.46	$0.48	$0.59	$1.07	$(0.44)	$—	$—	$(0.44)	$7.09	16.76%	$1,289	1.94%	1.14%	6.84%	151%
C	6.44	0.42	0.59	1.01	(0.39)	—	—	(0.39)	7.06	15.77	59	2.73	1.89	6.02	151
I	6.45	0.49	0.59	1.08	(0.46)	—	—	(0.46)	7.07	16.92	2,475	1.56	0.89	7.08	151
R3	6.47	0.46	0.59	1.05	(0.42)	—	—	(0.42)	7.10	16.38	38	2.20	1.44	6.55	151
R4	6.46	0.48	0.58	1.06	(0.44)	—	—	(0.44)	7.08	16.60	11	1.90	1.14	6.85	151
R5	6.44	0.50	0.59	1.09	(0.46)	—	—	(0.46)	7.07	17.16	12	1.60	0.84	7.14	151
Y	6.45	0.50	0.58	1.08	(0.46)	—	—	(0.46)	7.07	16.98	3,325	1.54	0.84	7.15	151
F	5.99	0.47	0.55	1.02	(0.47)	—	—	(0.47)	6.54	17.24	24	1.48	0.75	7.25	151
SDR	6.45	0.51	0.58	1.09	(0.47)	—	—	(0.47)	7.07	17.10	17,536	1.48	0.75	7.24	151
For the Year Ended October 31, 2023
A	$6.21	$0.44	$0.21	$0.65	$(0.40)	$—	$—	$(0.40)	$6.46	10.39%	$1,121	1.85%	1.15%	6.61%	133%
C	6.19	0.39	0.21	0.60	(0.35)	—	—	(0.35)	6.44	9.59	133	2.65	1.90	5.87	133
I	6.20	0.46	0.21	0.67	(0.42)	—	—	(0.42)	6.45	10.68	3,164	1.49	0.90	6.80	133
R3	6.22	0.42	0.21	0.63	(0.38)	—	—	(0.38)	6.47	10.04	31	2.12	1.45	6.31	133
R4	6.21	0.44	0.21	0.65	(0.40)	—	—	(0.40)	6.46	10.39	10	1.82	1.15	6.57	133
R5	6.20	0.46	0.20	0.66	(0.42)	—	—	(0.42)	6.44	10.57	10	1.52	0.85	6.90	133
Y	6.20	0.46	0.21	0.67	(0.42)	—	—	(0.42)	6.45	10.74	2,814	1.46	0.85	6.91	133
F	5.80	0.44	0.18	0.62	(0.43)	—	—	(0.43)	5.99	10.74	20	1.40	0.75	7.05	133
SDR	6.20	0.47	0.21	0.68	(0.43)	—	—	(0.43)	6.45	10.85	14,636	1.40	0.75	7.00	133
For the Year Ended October 31, 2022
A	$8.29	$0.37	$(2.06)	$(1.69)	$(0.33)	$(0.01)	$(0.05)	$(0.39)	$6.21	(20.83)%	$1,018	1.65%	1.15%	5.12%	118%
C	8.26	0.31	(2.05)	(1.74)	(0.28)	(0.01)	(0.04)	(0.33)	6.19	(21.38)	65	2.46	1.90	4.32	118
I	8.28	0.40	(2.07)	(1.67)	(0.35)	(0.01)	(0.05)	(0.41)	6.20	(20.65)	7,394	1.32	0.90	5.32	118
R3	8.30	0.36	(2.07)	(1.71)	(0.31)	(0.01)	(0.05)	(0.37)	6.22	(21.04)	27	1.93	1.45	4.89	118
R4	8.29	0.37	(2.06)	(1.69)	(0.33)	(0.01)	(0.05)	(0.39)	6.21	(20.83)	9	1.63	1.15	5.17	118
R5	8.28	0.39	(2.06)	(1.67)	(0.35)	(0.01)	(0.05)	(0.41)	6.20	(20.61)	9	1.33	0.85	5.48	118
Y	8.28	0.39	(2.06)	(1.67)	(0.35)	(0.01)	(0.05)	(0.41)	6.20	(20.61)	2,531	1.27	0.85	5.47	118
F	7.77	0.38	(1.93)	(1.55)	(0.36)	(0.01)	(0.05)	(0.42)	5.80	(20.46)	10	1.21	0.75	5.58	118
SDR	8.28	0.41	(2.07)	(1.66)	(0.36)	(0.01)	(0.05)	(0.42)	6.20	(20.53)	16,503	1.21	0.75	5.56	118
For the Year Ended October 31, 2021
A	$8.22	$0.36	$0.05	$0.41	$(0.34)	$—	$—	$(0.34)	$8.29	4.92%	$1,574	1.48%	1.15%	4.14%	168%
C	8.20	0.29	0.04	0.33	(0.27)	—	—	(0.27)	8.26	4.02	136	2.32	1.90	3.41	168
I	8.21	0.38	0.05	0.43	(0.36)	—	—	(0.36)	8.28	5.19	18,976	1.16	0.88	4.41	168
R3	8.23	0.33	0.05	0.38	(0.31)	—	—	(0.31)	8.30	4.60	31	1.79	1.41	3.89	168
R4	8.22	0.37	0.04	0.41	(0.34)	—	—	(0.34)	8.29	4.92	11	1.49	1.09	4.24	168
R5	8.21	0.38	0.05	0.43	(0.36)	—	—	(0.36)	8.28	5.24	11	1.19	0.85	4.45	168
Y	8.21	0.38	0.05	0.43	(0.36)	—	—	(0.36)	8.28	5.24	2,946	1.12	0.83	4.46	168
F	7.72	0.37	0.05	0.42	(0.37)	—	—	(0.37)	7.77	5.43	12	1.07	0.75	4.54	168
SDR	8.21	0.39	0.05	0.44	(0.37)	—	—	(0.37)	8.28	5.35	20,784	1.07	0.75	4.57	168
Hartford Schroders Tax-Aware Bond Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$10.11	$0.17	$(0.12)	$0.05	$(0.17)	$—	$—	$(0.17)	$9.99	0.51%(5)	$87,795	0.83%(6)	0.71%(6)	3.41%(6)	25%
C	10.17	0.13	(0.12)	0.01	(0.12)	—	—	(0.12)	10.06	0.11 (5)	10,950	1.63 (6)	1.59 (6)	2.53 (6)	25
I	10.09	0.18	(0.12)	0.06	(0.18)	—	—	(0.18)	9.97	0.63 (5)	364,422	0.62 (6)	0.49 (6)	3.63 (6)	25
Y	10.10	0.18	(0.12)	0.06	(0.18)	—	—	(0.18)	9.98	0.59 (5)	12	0.61 (6)	0.56 (6)	3.55 (6)	25
F	10.09	0.18	(0.12)	0.06	(0.18)	—	—	(0.18)	9.97	0.65 (5)	195,211	0.51 (6)	0.46 (6)	3.67 (6)	25
SDR	10.08	0.18	(0.12)	0.06	(0.18)	—	—	(0.18)	9.96	0.65 (5)	33,786	0.51 (6)	0.46 (6)	3.66 (6)	25
The accompanying notes are an integral part of these financial statements.

222

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders Tax-Aware Bond Fund – (continued)
For the Year Ended October 31, 2025
A	$10.21	$0.35	$(0.12)	$0.23	$(0.33)	$—	$—	$(0.33)	$10.11	2.40%	$94,617	0.82%	0.71%	3.51%	46%
C	10.25	0.26	(0.11)	0.15	(0.23)	—	—	(0.23)	10.17	1.52	11,924	1.61	1.59	2.63	46
I	10.21	0.37	(0.11)	0.26	(0.38)	—	—	(0.38)	10.09	2.66	474,124	0.60	0.49	3.72	46
Y	10.21	0.37	(0.12)	0.25	(0.36)	—	—	(0.36)	10.10	2.62	12	0.60	0.56	3.62	46
F	10.21	0.37	(0.10)	0.27	(0.39)	—	—	(0.39)	10.09	2.73	238,479	0.50	0.46	3.76	46
SDR	10.20	0.37	(0.10)	0.27	(0.39)	—	—	(0.39)	10.08	2.73	35,059	0.50	0.46	3.76	46
For the Year Ended October 31, 2024
A	$9.29	$0.35	$0.91	$1.26	$(0.34)	$—	$—	$(0.34)	$10.21	13.59%	$107,430	0.81%	0.71%	3.42%	36%
C	9.32	0.26	0.91	1.17	(0.24)	—	—	(0.24)	10.25	12.54	12,556	1.61	1.59	2.54	36
I	9.29	0.37	0.91	1.28	(0.36)	—	—	(0.36)	10.21	13.87	856,577	0.59	0.49	3.64	36
Y	9.30	0.36	0.90	1.26	(0.35)	—	—	(0.35)	10.21	13.66	215	0.60	0.56	3.58	36
F	9.30	0.37	0.90	1.27	(0.36)	—	—	(0.36)	10.21	13.78	275,046	0.50	0.46	3.67	36
SDR	9.29	0.37	0.90	1.27	(0.36)	—	—	(0.36)	10.20	13.80	50,294	0.50	0.46	3.68	36
For the Year Ended October 31, 2023
A	$9.48	$0.32	$(0.21)	$0.11	$(0.30)	$—	$—	$(0.30)	$9.29	0.97%	$67,410	0.83%	0.71%	3.24%	98%
C	9.50	0.23	(0.21)	0.02	(0.20)	—	—	(0.20)	9.32	0.07	5,872	1.62	1.59	2.34	98
I	9.49	0.35	(0.23)	0.12	(0.32)	—	—	(0.32)	9.29	1.11	586,159	0.60	0.49	3.49	98
Y	9.49	0.34	(0.22)	0.12	(0.31)	—	—	(0.31)	9.30	1.14	250	0.62	0.56	3.35	98
F	9.49	0.35	(0.21)	0.14	(0.33)	—	—	(0.33)	9.30	1.25	167,879	0.51	0.46	3.55	98
SDR	9.48	0.34	(0.20)	0.14	(0.33)	—	—	(0.33)	9.29	1.25	51,034	0.51	0.46	3.44	98
For the Year Ended October 31, 2022
A	$11.27	$0.17	$(1.64)	$(1.47)	$(0.17)	$(0.15)	$—	$(0.32)	$9.48	(13.33)%	$37,682	0.83%	0.71%	1.66%	143%
C	11.28	0.08	(1.64)	(1.56)	(0.07)	(0.15)	—	(0.22)	9.50	(14.04)	4,323	1.62	1.59	0.79	143
I	11.28	0.20	(1.64)	(1.44)	(0.20)	(0.15)	—	(0.35)	9.49	(13.12)	248,947	0.61	0.49	1.96	143
Y	11.28	0.20	(1.65)	(1.45)	(0.19)	(0.15)	—	(0.34)	9.49	(13.18)	247	0.63	0.56	1.86	143
F	11.28	0.21	(1.65)	(1.44)	(0.20)	(0.15)	—	(0.35)	9.49	(13.09)	48,151	0.52	0.46	1.98	143
SDR	11.27	0.21	(1.65)	(1.44)	(0.20)	(0.15)	—	(0.35)	9.48	(13.10)	51,611	0.52	0.46	1.97	143
For the Year Ended October 31, 2021
A	$11.42	$0.12	$(0.00)(9)	$0.12	$(0.12)	$(0.15)	$—	$(0.27)	$11.27	1.08%	$63,475	0.82%	0.71%	1.09%	109%
C	11.44	0.03	(0.02)	0.01	(0.02)	(0.15)	—	(0.17)	11.28	0.11	7,768	1.64	1.58	0.22	109
I	11.43	0.15	(0.01)	0.14	(0.14)	(0.15)	—	(0.29)	11.28	1.30	279,048	0.59	0.49	1.31	109
Y	11.44	0.14	(0.01)	0.13	(0.14)	(0.15)	—	(0.29)	11.28	1.14	286	0.62	0.56	1.24	109
F	11.44	0.15	(0.01)	0.14	(0.15)	(0.15)	—	(0.30)	11.28	1.24	40,994	0.51	0.46	1.34	109
SDR	11.43	0.15	(0.01)	0.14	(0.15)	(0.15)	—	(0.30)	11.27	1.24	64,292	0.51	0.46	1.34	109
The Hartford Short Duration Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$9.86	$0.21	$(0.07)	$0.14	$(0.21)	$—	$—	$(0.21)	$9.79	1.45%(5)	$734,661	0.82%(6)	0.75%(6)	4.34%(6)	60%
C	9.86	0.17	(0.07)	0.10	(0.17)	—	—	(0.17)	9.79	1.06 (5)	27,023	1.53 (6)	1.53 (6)	3.56 (6)	60
I	9.80	0.22	(0.08)	0.14	(0.22)	—	—	(0.22)	9.72	1.48 (5)	641,856	0.50 (6)	0.49 (6)	4.60 (6)	60
R3	9.85	0.20	(0.07)	0.13	(0.20)	—	—	(0.20)	9.78	1.31 (5)	4,334	1.12 (6)	1.04 (6)	4.06 (6)	60
R4	9.85	0.21	(0.08)	0.13	(0.21)	—	—	(0.21)	9.77	1.34 (5)	2,429	0.76 (6)	0.76 (6)	4.32 (6)	60
R5	9.80	0.22	(0.07)	0.15	(0.22)	—	—	(0.22)	9.73	1.56 (5)	2,615	0.54 (6)	0.54 (6)	4.56 (6)	60
R6	9.72	0.22	(0.07)	0.15	(0.23)	—	—	(0.23)	9.64	1.56 (5)	2,780	0.42 (6)	0.42 (6)	4.67 (6)	60
Y	9.79	0.22	(0.08)	0.14	(0.22)	—	—	(0.22)	9.71	1.47 (5)	997	0.52 (6)	0.52 (6)	4.50 (6)	60
F	9.76	0.23	(0.08)	0.15	(0.23)	—	—	(0.23)	9.68	1.57 (5)	831,014	0.42 (6)	0.42 (6)	4.68 (6)	60
The accompanying notes are an integral part of these financial statements.

223

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Short Duration Fund – (continued)
For the Year Ended October 31, 2025
A	$9.71	$0.42	$0.15	$0.57	$(0.42)	$—	$—	$(0.42)	$9.86	5.97%	$741,378	0.83%	0.75%	4.27%	50%
C	9.71	0.34	0.15	0.49	(0.34)	—	—	(0.34)	9.86	5.15	28,234	1.53	1.53	3.49	50
I	9.65	0.44	0.16	0.60	(0.45)	—	—	(0.45)	9.80	6.33	564,913	0.51	0.49	4.54	50
R3	9.70	0.39	0.15	0.54	(0.39)	—	—	(0.39)	9.85	5.68	3,847	1.13	1.03	4.01	50
R4	9.70	0.42	0.15	0.57	(0.42)	—	—	(0.42)	9.85	5.97	4,116	0.75	0.75	4.28	50
R5	9.65	0.44	0.15	0.59	(0.44)	—	—	(0.44)	9.80	6.23	2,605	0.54	0.54	4.49	50
R6	9.58	0.44	0.16	0.60	(0.46)	—	—	(0.46)	9.72	6.38	3,131	0.43	0.43	4.61	50
Y	9.64	0.44	0.15	0.59	(0.44)	—	—	(0.44)	9.79	6.25	4,317	0.53	0.53	4.52	50
F	9.62	0.45	0.15	0.60	(0.46)	—	—	(0.46)	9.76	6.37	757,068	0.42	0.42	4.61	50
For the Year Ended October 31, 2024
A	$9.32	$0.40	$0.39	$0.79	$(0.40)	$—	$—	$(0.40)	$9.71	8.57%	$742,530	0.82%	0.75%	4.18%	48%
C	9.32	0.33	0.38	0.71	(0.32)	—	—	(0.32)	9.71	7.73	30,599	1.54	1.54	3.39	48
I	9.27	0.42	0.39	0.81	(0.43)	—	—	(0.43)	9.65	8.84	420,207	0.50	0.49	4.44	48
R3	9.31	0.38	0.38	0.76	(0.37)	—	—	(0.37)	9.70	8.32	2,009	1.09	0.99	3.95	48
R4	9.30	0.40	0.40	0.80	(0.40)	—	—	(0.40)	9.70	8.71	3,935	0.74	0.74	4.18	48
R5	9.27	0.42	0.38	0.80	(0.42)	—	—	(0.42)	9.65	8.73	2,368	0.54	0.54	4.39	48
R6	9.21	0.43	0.38	0.81	(0.44)	—	—	(0.44)	9.58	8.89	2,100	0.43	0.43	4.50	48
Y	9.25	0.42	0.38	0.80	(0.41)	—	—	(0.41)	9.64	8.84	3,016	0.53	0.53	4.39	48
F	9.25	0.43	0.38	0.81	(0.44)	—	—	(0.44)	9.62	8.88	598,620	0.43	0.43	4.50	48
For the Year Ended October 31, 2023
A	$9.15	$0.30	$0.17	$0.47	$(0.30)	$—	$—	$(0.30)	$9.32	5.16%	$802,471	0.80%	0.79%	3.20%	27%
C	9.15	0.23	0.17	0.40	(0.23)	—	—	(0.23)	9.32	4.39	31,300	1.53	1.53	2.42	27
I	9.11	0.32	0.17	0.49	(0.33)	—	—	(0.33)	9.27	5.44	369,268	0.49	0.49	3.49	27
R3	9.14	0.28	0.17	0.45	(0.28)	—	—	(0.28)	9.31	4.98	1,391	1.15	0.96	3.05	27
R4	9.14	0.30	0.16	0.46	(0.30)	—	—	(0.30)	9.30	5.10	5,133	0.73	0.73	3.25	27
R5	9.10	0.32	0.17	0.49	(0.32)	—	—	(0.32)	9.27	5.48	2,061	0.55	0.55	3.44	27
R6	9.06	0.33	0.16	0.49	(0.34)	—	—	(0.34)	9.21	5.49	2,137	0.43	0.43	3.57	27
Y	9.09	0.31	0.18	0.49	(0.33)	—	—	(0.33)	9.25	5.39	3,118	0.53	0.53	3.37	27
F	9.09	0.33	0.17	0.50	(0.34)	—	—	(0.34)	9.25	5.61	547,372	0.43	0.43	3.55	27
For the Year Ended October 31, 2022
A	$10.00	$0.17	$(0.85)	$(0.68)	$(0.17)	$—	$—	$(0.17)	$9.15	(6.87)%	$835,605	0.79%	0.78%	1.74%	22%(15)
C	10.00	0.09	(0.84)	(0.75)	(0.10)	—	—	(0.10)	9.15	(7.56)	51,779	1.52	1.52	0.99	22 (15)
I	9.97	0.19	(0.84)	(0.65)	(0.21)	—	—	(0.21)	9.11	(6.61)	386,417	0.49	0.49	1.98	22 (15)
R3	9.98	0.15	(0.84)	(0.69)	(0.15)	—	—	(0.15)	9.14	(6.94)	1,102	1.14	0.95	1.60	22 (15)
R4	9.98	0.18	(0.85)	(0.67)	(0.17)	—	—	(0.17)	9.14	(6.73)	4,986	0.72	0.72	1.83	22 (15)
R5	9.95	0.19	(0.84)	(0.65)	(0.20)	—	—	(0.20)	9.10	(6.64)	1,976	0.54	0.54	2.03	22 (15)
R6	9.91	0.20	(0.83)	(0.63)	(0.22)	—	—	(0.22)	9.06	(6.44)	1,899	0.43	0.43	2.10	22 (15)
Y	9.94	0.19	(0.84)	(0.65)	(0.20)	—	—	(0.20)	9.09	(6.61)	7,595	0.53	0.53	1.99	22 (15)
F	9.95	0.20	(0.84)	(0.64)	(0.22)	—	—	(0.22)	9.09	(6.51)	602,435	0.42	0.42	2.14	22 (15)
The accompanying notes are an integral part of these financial statements.

224

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Short Duration Fund – (continued)
For the Year Ended October 31, 2021
A	$10.00	$0.15	$0.01 (11)	$0.16	$(0.16)	$—	$—	$(0.16)	$10.00	1.55%	$923,939	0.79%	0.78%	1.54%	35%(15)
C	10.00	0.08	(0.00)(9)	0.08	(0.08)	—	—	(0.08)	10.00	0.81	69,234	1.52	1.52	0.81	35 (15)
I	9.98	0.18	0.01 (11)	0.19	(0.20)	—	—	(0.20)	9.97	1.88	716,236	0.49	0.49	1.81	35 (15)
R3	9.98	0.13	(0.00)(9)	0.13	(0.13)	—	—	(0.13)	9.98	1.33	1,593	1.14	1.00	1.34	35 (15)
R4	9.99	0.16	(0.01)	0.15	(0.16)	—	—	(0.16)	9.98	1.51	4,412	0.72	0.72	1.60	35 (15)
R5	9.96	0.18	(0.00)(9)	0.18	(0.19)	—	—	(0.19)	9.95	1.77	1,546	0.54	0.54	1.78	35 (15)
R6	9.93	0.18	0.01 (11)	0.19	(0.21)	—	—	(0.21)	9.91	1.90	2,020	0.43	0.43	1.84	35 (15)
Y	9.94	0.18	0.01 (11)	0.19	(0.19)	—	—	(0.19)	9.94	1.87	8,927	0.52	0.52	1.78	35 (15)
F	9.98	0.19	(0.01)	0.18	(0.21)	—	—	(0.21)	9.95	1.81	430,676	0.42	0.42	1.87	35 (15)
The Hartford Strategic Income Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$8.09	$0.23	$(0.14)	$0.09	$(0.28)	$—	$—	$(0.28)	$7.90	1.12%(5)	$336,422	0.88%(6)	0.88%(6)	5.77%(6)	36%(16)
C	8.21	0.20	(0.14)	0.06	(0.25)	—	—	(0.25)	8.02	0.70 (5)	102,899	1.60 (6)	1.60 (6)	5.06 (6)	36 (16)
I	8.11	0.24	(0.14)	0.10	(0.29)	—	—	(0.29)	7.92	1.27 (5)	2,558,155	0.61 (6)	0.61 (6)	6.04 (6)	36 (16)
R3	8.08	0.21	(0.14)	0.07	(0.26)	—	—	(0.26)	7.89	0.92 (5)	2,940	1.24 (6)	1.23 (6)	5.41 (6)	36 (16)
R4	8.09	0.23	(0.14)	0.09	(0.28)	—	—	(0.28)	7.90	1.09 (5)	2,582	0.94 (6)	0.93 (6)	5.72 (6)	36 (16)
R5	8.06	0.24	(0.14)	0.10	(0.29)	—	—	(0.29)	7.87	1.27 (5)	35,486	0.62 (6)	0.62 (6)	6.03 (6)	36 (16)
R6	8.06	0.24	(0.13)	0.11	(0.30)	—	—	(0.30)	7.87	1.33 (5)	1,033,928	0.52 (6)	0.52 (6)	6.13 (6)	36 (16)
Y	8.05	0.24	(0.15)	0.09	(0.29)	—	—	(0.29)	7.85	1.14 (5)	94,849	0.63 (6)	0.63 (6)	5.98 (6)	36 (16)
F	8.09	0.24	(0.13)	0.11	(0.30)	—	—	(0.30)	7.90	1.32 (5)	469,918	0.52 (6)	0.52 (6)	6.14 (6)	36 (16)
For the Year Ended October 31, 2025
A	$7.90	$0.48	$0.21	$0.69	$(0.50)	$—	$—	$(0.50)	$8.09	9.14%	$323,237	0.89%	0.89%	6.01%	77%(16)
C	8.00	0.42	0.23	0.65	(0.44)	—	—	(0.44)	8.21	8.39	92,633	1.61	1.61	5.29	77 (16)
I	7.92	0.50	0.22	0.72	(0.53)	—	—	(0.53)	8.11	9.45	2,369,000	0.63	0.63	6.28	77 (16)
R3	7.89	0.45	0.21	0.66	(0.47)	—	—	(0.47)	8.08	8.71	2,962	1.24	1.24	5.67	77 (16)
R4	7.89	0.47	0.23	0.70	(0.50)	—	—	(0.50)	8.09	9.20	2,487	0.94	0.93	6.01	77 (16)
R5	7.88	0.50	0.21	0.71	(0.53)	—	—	(0.53)	8.06	9.36	36,302	0.63	0.63	6.28	77 (16)
R6	7.88	0.51	0.21	0.72	(0.54)	—	—	(0.54)	8.06	9.48	998,913	0.52	0.52	6.40	77 (16)
Y	7.86	0.49	0.23	0.72	(0.53)	—	—	(0.53)	8.05	9.51	128,408	0.63	0.63	6.27	77 (16)
F	7.91	0.51	0.21	0.72	(0.54)	—	—	(0.54)	8.09	9.45	423,377	0.52	0.52	6.38	77 (16)
For the Year Ended October 31, 2024
A	$7.21	$0.46	$0.72	$1.18	$(0.49)	$—	$—	$(0.49)	$7.90	16.64%	$298,187	0.91%	0.91%	5.89%	69%(16)
C	7.29	0.41	0.72	1.13	(0.42)	—	—	(0.42)	8.00	15.82	75,075	1.63	1.63	5.18	69 (16)
I	7.23	0.48	0.72	1.20	(0.51)	—	—	(0.51)	7.92	16.96	1,738,607	0.63	0.63	6.18	69 (16)
R3	7.20	0.43	0.72	1.15	(0.46)	—	—	(0.46)	7.89	16.21	3,024	1.26	1.25	5.55	69 (16)
R4	7.21	0.46	0.70	1.16	(0.48)	—	—	(0.48)	7.89	16.47	6,735	0.93	0.93	5.87	69 (16)
R5	7.20	0.48	0.71	1.19	(0.51)	—	—	(0.51)	7.88	16.88	33,364	0.64	0.64	6.15	69 (16)
R6	7.20	0.49	0.71	1.20	(0.52)	—	—	(0.52)	7.88	17.01	312,114	0.54	0.54	6.26	69 (16)
Y	7.18	0.48	0.71	1.19	(0.51)	—	—	(0.51)	7.86	16.92	117,027	0.64	0.64	6.17	69 (16)
F	7.22	0.49	0.72	1.21	(0.52)	—	—	(0.52)	7.91	17.10	338,572	0.54	0.54	6.27	69 (16)
The accompanying notes are an integral part of these financial statements.

225

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Strategic Income Fund – (continued)
For the Year Ended October 31, 2023
A	$7.18	$0.42	$0.01	$0.43	$(0.40)	$—	$—	$(0.40)	$7.21	5.95%	$252,701	0.92%	0.92%	5.59%	75%(16)
C	7.25	0.37	0.01	0.38	(0.34)	—	—	(0.34)	7.29	5.17	52,262	1.64	1.64	4.87	75 (16)
I	7.20	0.44	0.02	0.46	(0.43)	—	—	(0.43)	7.23	6.28	1,127,770	0.64	0.64	5.88	75 (16)
R3	7.16	0.39	0.02	0.41	(0.37)	—	—	(0.37)	7.20	5.70	3,148	1.26	1.26	5.25	75 (16)
R4	7.17	0.42	0.02	0.44	(0.40)	—	—	(0.40)	7.21	6.05	6,001	0.96	0.96	5.53	75 (16)
R5	7.16	0.44	0.03	0.47	(0.43)	—	—	(0.43)	7.20	6.44	31,478	0.64	0.64	5.88	75 (16)
R6	7.16	0.45	0.02	0.47	(0.43)	—	—	(0.43)	7.20	6.41	260,481	0.55	0.55	5.97	75 (16)
Y	7.15	0.44	0.02	0.46	(0.43)	—	—	(0.43)	7.18	6.32	74,004	0.64	0.64	5.87	75 (16)
F	7.19	0.45	0.02	0.47	(0.44)	—	—	(0.44)	7.22	6.39	213,374	0.55	0.55	5.97	75 (16)
For the Year Ended October 31, 2022
A	$9.17	$0.31	$(1.88)	$(1.57)	$(0.31)	$(0.10)	$(0.01)	$(0.42)	$7.18	(17.56)%	$261,960	0.92%	0.92%	3.73%	61%(16)
C	9.25	0.26	(1.91)	(1.65)	(0.24)	(0.10)	(0.01)	(0.35)	7.25	(18.19)	55,622	1.64	1.64	2.99	61 (16)
I	9.20	0.33	(1.88)	(1.55)	(0.34)	(0.10)	(0.01)	(0.45)	7.20	(17.37)	1,094,403	0.64	0.64	3.94	61 (16)
R3	9.15	0.28	(1.88)	(1.60)	(0.28)	(0.10)	(0.01)	(0.39)	7.16	(17.90)	3,269	1.26	1.26	3.47	61 (16)
R4	9.16	0.30	(1.87)	(1.57)	(0.31)	(0.10)	(0.01)	(0.42)	7.17	(17.62)	8,826	0.96	0.96	3.69	61 (16)
R5	9.16	0.33	(1.88)	(1.55)	(0.34)	(0.10)	(0.01)	(0.45)	7.16	(17.45)	29,835	0.65	0.65	4.03	61 (16)
R6	9.16	0.35	(1.90)	(1.55)	(0.34)	(0.10)	(0.01)	(0.45)	7.16	(17.35)	227,845	0.54	0.54	4.26	61 (16)
Y	9.14	0.32	(1.86)	(1.54)	(0.34)	(0.10)	(0.01)	(0.45)	7.15	(17.38)	76,171	0.64	0.64	3.88	61 (16)
F	9.19	0.34	(1.88)	(1.54)	(0.35)	(0.10)	(0.01)	(0.46)	7.19	(17.29)	221,783	0.54	0.54	4.09	61 (16)
For the Year Ended October 31, 2021
A	$9.02	$0.27	$0.23	$0.50	$(0.25)	$(0.10)	$—	$(0.35)	$9.17	5.54%	$410,004	0.91%	0.91%	2.87%	52%(16)
C	9.08	0.20	0.24	0.44	(0.17)	(0.10)	—	(0.27)	9.25	4.89	92,929	1.63	1.63	2.14	52 (16)
I	9.04	0.29	0.25	0.54	(0.28)	(0.10)	—	(0.38)	9.20	5.94	2,044,204	0.64	0.64	3.16	52 (16)
R3	9.00	0.23	0.24	0.47	(0.22)	(0.10)	—	(0.32)	9.15	5.18	3,195	1.26	1.26	2.53	52 (16)
R4	9.01	0.27	0.23	0.50	(0.25)	(0.10)	—	(0.35)	9.16	5.55	13,610	0.91	0.91	2.90	52 (16)
R5	9.00	0.29	0.25	0.54	(0.28)	(0.10)	—	(0.38)	9.16	5.98	46,840	0.64	0.64	3.15	52 (16)
R6	9.01	0.30	0.23	0.53	(0.28)	(0.10)	—	(0.38)	9.16	5.96	161,021	0.54	0.54	3.28	52 (16)
Y	8.99	0.29	0.23	0.52	(0.27)	(0.10)	—	(0.37)	9.14	5.86	202,890	0.64	0.64	3.14	52 (16)
F	9.04	0.30	0.23	0.53	(0.28)	(0.10)	—	(0.38)	9.19	5.94	365,653	0.54	0.54	3.23	52 (16)
Hartford Sustainable Municipal Bond Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$10.10	$0.15	$(0.01)	$0.14	$(0.15)	$—	$—	$(0.15)	$10.09	1.42%(5)	$24,451	0.85%(6)	0.69%(6)	3.05%(6)	7%
C	10.10	0.12	(0.01)	0.11	(0.12)	—	—	(0.12)	10.09	1.05 (5)	599	1.72 (6)	1.44 (6)	2.30 (6)	7
I	10.07	0.16	(0.01)	0.15	(0.16)	—	—	(0.16)	10.06	1.54 (5)	32,463	0.69 (6)	0.46 (6)	3.28 (6)	7
F	10.07	0.17	(0.01)	0.16	(0.17)	—	—	(0.17)	10.06	1.57 (5)	15,469	0.53 (6)	0.39 (6)	3.35 (6)	7
For the Year Ended October 31, 2025
A	$10.02	$0.28	$0.08	$0.36	$(0.28)	$—	$—	$(0.28)	$10.10	3.70%	$24,700	0.84%	0.69%	2.84%	26%
C	10.01	0.21	0.09	0.30	(0.21)	—	—	(0.21)	10.10	3.03	739	1.68	1.44	2.09	26
I	9.99	0.30	0.08	0.38	(0.30)	—	—	(0.30)	10.07	3.94	34,790	0.68	0.46	3.07	26
F	9.99	0.31	0.08	0.39	(0.31)	—	—	(0.31)	10.07	4.01	14,202	0.53	0.39	3.15	26
For the Year Ended October 31, 2024
A	$9.28	$0.26	$0.74	$1.00	$(0.26)	$—	$—	$(0.26)	$10.02	10.85%	$24,592	0.82%	0.69%	2.64%	23%
C	9.28	0.19	0.73	0.92	(0.19)	—	—	(0.19)	10.01	9.92	1,103	1.65	1.44	1.89	23
I	9.26	0.29	0.73	1.02	(0.29)	—	—	(0.29)	9.99	11.01	47,200	0.64	0.46	2.87	23
F	9.26	0.29	0.73	1.02	(0.29)	—	—	(0.29)	9.99	11.09	13,579	0.50	0.39	2.94	23
The accompanying notes are an integral part of these financial statements.

226

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Sustainable Municipal Bond Fund – (continued)
For the Year Ended October 31, 2023
A	$9.29	$0.24	$(0.01)	$0.23	$(0.24)	$—	$—	$(0.24)	$9.28	2.38%	$24,050	0.81%	0.69%	2.44%	31%
C	9.28	0.16	0.01	0.17	(0.17)	—	—	(0.17)	9.28	1.73	2,168	1.63	1.44	1.69	31
I	9.26	0.26	—	0.26	(0.26)	—	—	(0.26)	9.26	2.73	42,800	0.63	0.46	2.68	31
F	9.26	0.27	—	0.27	(0.27)	—	—	(0.27)	9.26	2.80	14,364	0.50	0.39	2.74	31
For the Year Ended October 31, 2022
A	$11.02	$0.17	$(1.68)	$(1.51)	$(0.17)	$(0.05)	$—	$(0.22)	$9.29	(13.86)%	$29,700	0.78%	0.69%	1.64%	37%
C	11.02	0.09	(1.69)	(1.60)	(0.09)	(0.05)	—	(0.14)	9.28	(14.59)	2,779	1.59	1.44	0.87	37
I	10.99	0.20	(1.69)	(1.49)	(0.19)	(0.05)	—	(0.24)	9.26	(13.70)	44,106	0.60	0.46	1.94	37
F	10.99	0.20	(1.68)	(1.48)	(0.20)	(0.05)	—	(0.25)	9.26	(13.64)	19,805	0.47	0.39	1.94	37
For the Year Ended October 31, 2021
A	$10.83	$0.15	$0.19	$0.34	$(0.15)	$—	$—	$(0.15)	$11.02	3.15%	$43,870	0.79%	0.69%	1.36%	19%
C	10.82	0.07	0.20	0.27	(0.07)	—	—	(0.07)	11.02	2.48	4,819	1.60	1.44	0.61	19
I	10.79	0.17	0.21	0.38	(0.18)	—	—	(0.18)	10.99	3.49	51,423	0.61	0.46	1.57	19
F	10.80	0.18	0.19	0.37	(0.18)	—	—	(0.18)	10.99	3.47	28,393	0.49	0.39	1.64	19
The Hartford Total Return Bond Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$9.32	$0.18	$(0.16)	$0.02	$(0.18)	$—	$—	$(0.18)	$9.16	0.22%(5)	$1,002,184	0.67%(6)	0.67%(6)	3.95%(6)	42%(17)
C	9.43	0.14	(0.16)	(0.02)	(0.14)	—	—	(0.14)	9.27	(0.25)(5)	1,667	1.56 (6)	1.56 (6)	3.06 (6)	42 (17)
I	9.24	0.19	(0.16)	0.03	(0.22)	—	—	(0.22)	9.05	0.31 (5)	864,089	0.45 (6)	0.38 (6)	4.24 (6)	42 (17)
R3	9.58	0.17	(0.17)	—	(0.16)	—	—	(0.16)	9.42	0.04 (5)	3,160	1.03 (6)	1.03 (6)	3.59 (6)	42 (17)
R4	9.50	0.19	(0.17)	0.02	(0.19)	—	—	(0.19)	9.33	0.17 (5)	8,770	0.72 (6)	0.65 (6)	3.96 (6)	42 (17)
R5	9.41	0.19	(0.16)	0.03	(0.22)	—	—	(0.22)	9.22	0.27 (5)	985	0.43 (6)	0.43 (6)	4.19 (6)	42 (17)
R6	9.29	0.20	(0.16)	0.04	(0.23)	—	—	(0.23)	9.10	0.42 (5)	800,004	0.31 (6)	0.31 (6)	4.31 (6)	42 (17)
Y	9.33	0.19	(0.15)	0.04	(0.22)	—	—	(0.22)	9.15	0.42 (5)	52,181	0.39 (6)	0.39 (6)	4.22 (6)	42 (17)
F	9.16	0.19	(0.15)	0.04	(0.23)	—	—	(0.23)	8.97	0.40 (5)	1,605,285	0.31 (6)	0.31 (6)	4.30 (6)	42 (17)
For the Year Ended October 31, 2025
A	$9.13	$0.37	$0.18	$0.55	$(0.36)	$—	$—	$(0.36)	$9.32	6.21%	$1,050,042	0.67%	0.67%	4.09%	64%(17)
C	9.24	0.30	0.18	0.48	(0.29)	—	—	(0.29)	9.43	5.25	2,086	1.56	1.56	3.20	64 (17)
I	9.06	0.40	0.18	0.58	(0.40)	—	—	(0.40)	9.24	6.56	956,964	0.44	0.37	4.38	64 (17)
R3	9.39	0.35	0.18	0.53	(0.34)	—	—	(0.34)	9.58	5.77	3,358	1.03	1.03	3.73	64 (17)
R4	9.31	0.38	0.18	0.56	(0.37)	—	—	(0.37)	9.50	6.18	8,127	0.73	0.66	4.10	64 (17)
R5	9.22	0.40	0.18	0.58	(0.39)	—	—	(0.39)	9.41	6.44	1,001	0.43	0.43	4.33	64 (17)
R6	9.12	0.41	0.17	0.58	(0.41)	—	—	(0.41)	9.29	6.54	723,436	0.31	0.31	4.45	64 (17)
Y	9.16	0.40	0.17	0.57	(0.40)	—	—	(0.40)	9.33	6.40	94,388	0.38	0.38	4.38	64 (17)
F	8.99	0.40	0.18	0.58	(0.41)	—	—	(0.41)	9.16	6.58	1,696,799	0.31	0.31	4.45	64 (17)
For the Year Ended October 31, 2024
A	$8.48	$0.37	$0.64	$1.01	$(0.36)	$—	$—	$(0.36)	$9.13	11.95%	$1,073,458	0.68%	0.68%	4.02%	47%(17)
C	8.58	0.29	0.65	0.94	(0.28)	—	—	(0.28)	9.24	11.01	3,173	1.55	1.55	3.14	47 (17)
I	8.43	0.39	0.64	1.03	(0.40)	—	—	(0.40)	9.06	12.32	859,804	0.41	0.38	4.31	47 (17)
R3	8.72	0.34	0.66	1.00	(0.33)	—	—	(0.33)	9.39	11.57	3,913	1.04	1.04	3.66	47 (17)
R4	8.64	0.37	0.66	1.03	(0.36)	—	—	(0.36)	9.31	12.03	10,584	0.73	0.68	4.02	47 (17)
R5	8.57	0.39	0.65	1.04	(0.39)	—	—	(0.39)	9.22	12.27	781	0.44	0.44	4.27	47 (17)
R6	8.49	0.40	0.64	1.04	(0.41)	—	—	(0.41)	9.12	12.38	573,419	0.32	0.32	4.36	47 (17)
Y	8.52	0.39	0.65	1.04	(0.40)	—	—	(0.40)	9.16	12.31	93,111	0.38	0.38	4.32	47 (17)
F	8.37	0.39	0.64	1.03	(0.41)	—	—	(0.41)	8.99	12.38	1,495,827	0.32	0.32	4.38	47 (17)
The accompanying notes are an integral part of these financial statements.

227

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Total Return Bond Fund – (continued)
For the Year Ended October 31, 2023
A	$8.65	$0.32	$(0.18)	$0.14	$(0.31)	$—	$—	$(0.31)	$8.48	1.51%	$958,940	0.69%	0.69%	3.53%	59%(17)
C	8.76	0.24	(0.18)	0.06	(0.24)	—	—	(0.24)	8.58	0.57	5,063	1.53	1.53	2.65	59 (17)
I	8.61	0.35	(0.19)	0.16	(0.34)	—	—	(0.34)	8.43	1.69	545,553	0.38	0.38	3.89	59 (17)
R3	8.90	0.29	(0.18)	0.11	(0.29)	—	—	(0.29)	8.72	1.09	3,565	1.04	1.04	3.18	59 (17)
R4	8.82	0.32	(0.18)	0.14	(0.32)	—	—	(0.32)	8.64	1.43	10,164	0.74	0.69	3.51	59 (17)
R5	8.75	0.34	(0.18)	0.16	(0.34)	—	—	(0.34)	8.57	1.66	1,430	0.44	0.44	3.77	59 (17)
R6	8.67	0.35	(0.18)	0.17	(0.35)	—	—	(0.35)	8.49	1.76	241,236	0.32	0.32	3.90	59 (17)
Y	8.69	0.34	(0.17)	0.17	(0.34)	—	—	(0.34)	8.52	1.85	95,263	0.38	0.38	3.71	59 (17)
F	8.54	0.34	(0.17)	0.17	(0.34)	—	—	(0.34)	8.37	1.85	1,090,681	0.32	0.32	3.90	59 (17)
For the Year Ended October 31, 2022
A	$10.92	$0.23	$(2.08)	$(1.85)	$(0.24)	$(0.18)	$—	$(0.42)	$8.65	(17.46)%	$956,670	0.68%	0.68%	2.34%	61%(17)
C	11.05	0.15	(2.10)	(1.95)	(0.16)	(0.18)	—	(0.34)	8.76	(18.08)	7,959	1.50	1.50	1.47	61 (17)
I	10.88	0.26	(2.06)	(1.80)	(0.29)	(0.18)	—	(0.47)	8.61	(17.12)	294,843	0.37	0.37	2.71	61 (17)
R3	11.22	0.20	(2.13)	(1.93)	(0.21)	(0.18)	—	(0.39)	8.90	(17.67)	3,326	1.04	1.03	1.99	61 (17)
R4	11.12	0.23	(2.11)	(1.88)	(0.24)	(0.18)	—	(0.42)	8.82	(17.39)	11,415	0.74	0.69	2.35	61 (17)
R5	11.06	0.25	(2.10)	(1.85)	(0.28)	(0.18)	—	(0.46)	8.75	(17.24)	1,584	0.44	0.44	2.55	61 (17)
R6	10.97	0.27	(2.09)	(1.82)	(0.30)	(0.18)	—	(0.48)	8.67	(17.11)	184,350	0.32	0.32	2.72	61 (17)
Y	10.99	0.26	(2.09)	(1.83)	(0.29)	(0.18)	—	(0.47)	8.69	(17.18)	391,116	0.38	0.38	2.68	61 (17)
F	10.81	0.26	(2.05)	(1.79)	(0.30)	(0.18)	—	(0.48)	8.54	(17.12)	986,268	0.32	0.32	2.71	61 (17)
For the Year Ended October 31, 2021
A	$11.13	$0.18	$(0.10)	$0.08	$(0.21)	$(0.08)	$—	$(0.29)	$10.92	0.68%	$1,268,773	0.68%	0.68%	1.65%	51%(17)
C	11.26	0.09	(0.10)	(0.01)	(0.12)	(0.08)	—	(0.20)	11.05	(0.11)	15,130	1.48	1.48	0.83	51 (17)
I	11.10	0.21	(0.11)	0.10	(0.24)	(0.08)	—	(0.32)	10.88	0.86	297,839	0.40	0.40	1.93	51 (17)
R3	11.44	0.15	(0.12)	0.03	(0.17)	(0.08)	—	(0.25)	11.22	0.27	4,566	1.04	1.03	1.30	51 (17)
R4	11.34	0.18	(0.11)	0.07	(0.21)	(0.08)	—	(0.29)	11.12	0.59	14,580	0.74	0.70	1.63	51 (17)
R5	11.27	0.21	(0.10)	0.11	(0.24)	(0.08)	—	(0.32)	11.06	0.93	2,362	0.44	0.44	1.89	51 (17)
R6	11.19	0.22	(0.11)	0.11	(0.25)	(0.08)	—	(0.33)	10.97	0.98	203,982	0.32	0.32	2.03	51 (17)
Y	11.21	0.22	(0.12)	0.10	(0.24)	(0.08)	—	(0.32)	10.99	0.89	415,024	0.39	0.39	1.94	51 (17)
F	11.03	0.22	(0.11)	0.11	(0.25)	(0.08)	—	(0.33)	10.81	0.97	1,222,336	0.32	0.32	2.01	51 (17)
The Hartford World Bond Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$10.10	$0.16	$(0.08)	$0.08	$(0.33)	$—	$—	$(0.33)	$9.85	0.78%(5)	$233,807	1.00%(6)	1.00%(6)	3.16%(6)	46%(18)
C	9.77	0.12	(0.09)	0.03	(0.29)	—	—	(0.29)	9.51	0.33 (5)	8,980	1.73 (6)	1.73 (6)	2.43 (6)	46 (18)
I	10.22	0.17	(0.08)	0.09	(0.34)	—	—	(0.34)	9.97	0.91 (5)	1,182,003	0.72 (6)	0.72 (6)	3.44 (6)	46 (18)
R3	9.98	0.14	(0.08)	0.06	(0.31)	—	—	(0.31)	9.73	0.62 (5)	977	1.33 (6)	1.33 (6)	2.83 (6)	46 (18)
R4	10.13	0.15	(0.09)	0.06	(0.32)	—	—	(0.32)	9.87	0.66 (5)	1,125	1.03 (6)	1.03 (6)	3.13 (6)	46 (18)
R5	10.22	0.17	(0.08)	0.09	(0.34)	—	—	(0.34)	9.97	0.90 (5)	8,313	0.73 (6)	0.73 (6)	3.43 (6)	46 (18)
R6	10.28	0.18	(0.10)	0.08	(0.34)	—	—	(0.34)	10.02	0.86 (5)	194,594	0.62 (6)	0.62 (6)	3.55 (6)	46 (18)
Y	10.26	0.17	(0.09)	0.08	(0.34)	—	—	(0.34)	10.00	0.81 (5)	74,878	0.72 (6)	0.72 (6)	3.44 (6)	46 (18)
F	10.25	0.18	(0.09)	0.09	(0.34)	—	—	(0.34)	10.00	0.96 (5)	2,759,032	0.61 (6)	0.61 (6)	3.55 (6)	46 (18)
The accompanying notes are an integral part of these financial statements.

228

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford World Bond Fund – (continued)
For the Year Ended October 31, 2025
A	$10.00	$0.33	$0.20	$0.53	$(0.43)	$—	$—	$(0.43)	$10.10	5.46%	$241,866	1.01%	1.01%	3.32%	103%(18)
C	9.68	0.25	0.20	0.45	(0.36)	—	—	(0.36)	9.77	4.76	9,789	1.74	1.74	2.59	103 (18)
I	10.11	0.37	0.20	0.57	(0.46)	—	—	(0.46)	10.22	5.80	1,227,103	0.72	0.72	3.60	103 (18)
R3	9.88	0.30	0.20	0.50	(0.40)	—	—	(0.40)	9.98	5.15	1,032	1.34	1.34	2.99	103 (18)
R4	10.02	0.33	0.21	0.54	(0.43)	—	—	(0.43)	10.13	5.51	1,114	1.04	1.04	3.30	103 (18)
R5	10.11	0.36	0.21	0.57	(0.46)	—	—	(0.46)	10.22	5.79	8,712	0.73	0.73	3.59	103 (18)
R6	10.16	0.38	0.21	0.59	(0.47)	—	—	(0.47)	10.28	5.97	186,193	0.62	0.62	3.69	103 (18)
Y	10.14	0.37	0.21	0.58	(0.46)	—	—	(0.46)	10.26	5.87	79,162	0.73	0.73	3.60	103 (18)
F	10.13	0.38	0.21	0.59	(0.47)	—	—	(0.47)	10.25	5.99	2,100,766	0.62	0.62	3.70	103 (18)
For the Year Ended October 31, 2024
A	$9.54	$0.36	$0.46	$0.82	$(0.36)	$—	$—	$(0.36)	$10.00	8.68%	$246,892	1.01%	1.01%	3.61%	103%(18)
C	9.24	0.27	0.46	0.73	(0.29)	—	—	(0.29)	9.68	7.90	11,404	1.75	1.75	2.86	103 (18)
I	9.64	0.39	0.47	0.86	(0.39)	—	—	(0.39)	10.11	9.00	1,076,963	0.72	0.72	3.90	103 (18)
R3	9.43	0.32	0.46	0.78	(0.33)	—	—	(0.33)	9.88	8.34	1,275	1.35	1.35	3.28	103 (18)
R4	9.56	0.36	0.46	0.82	(0.36)	—	—	(0.36)	10.02	8.65	1,479	1.05	1.03	3.59	103 (18)
R5	9.64	0.39	0.47	0.86	(0.39)	—	—	(0.39)	10.11	8.98	8,783	0.74	0.74	3.89	103 (18)
R6	9.69	0.40	0.47	0.87	(0.40)	—	—	(0.40)	10.16	9.05	158,776	0.63	0.63	4.00	103 (18)
Y	9.67	0.39	0.47	0.86	(0.39)	—	—	(0.39)	10.14	8.96	93,041	0.73	0.73	3.89	103 (18)
F	9.66	0.40	0.47	0.87	(0.40)	—	—	(0.40)	10.13	9.08	2,289,569	0.63	0.63	4.00	103 (18)
For the Year Ended October 31, 2023
A	$9.65	$0.27	$(0.19)	$0.08	$(0.19)	$—	$—	$(0.19)	$9.54	0.84%	$249,735	1.01%	1.00%	2.72%	82%(18)
C	9.38	0.19	(0.19)	—	(0.14)	—	—	(0.14)	9.24	(0.04)	15,313	1.75	1.75	1.95	82 (18)
I	9.75	0.30	(0.19)	0.11	(0.22)	—	—	(0.22)	9.64	1.06	1,157,084	0.71	0.71	3.02	82 (18)
R3	9.56	0.23	(0.19)	0.04	(0.17)	—	—	(0.17)	9.43	0.39	1,080	1.34	1.34	2.39	82 (18)
R4	9.67	0.26	(0.18)	0.08	(0.19)	—	—	(0.19)	9.56	0.75	1,300	1.04	1.04	2.66	82 (18)
R5	9.75	0.30	(0.19)	0.11	(0.22)	—	—	(0.22)	9.64	1.04	8,001	0.73	0.73	3.01	82 (18)
R6	9.79	0.31	(0.19)	0.12	(0.22)	—	—	(0.22)	9.69	1.22	136,155	0.63	0.63	3.14	82 (18)
Y	9.78	0.29	(0.18)	0.11	(0.22)	—	—	(0.22)	9.67	1.05	97,274	0.72	0.72	2.91	82 (18)
F	9.77	0.31	(0.20)	0.11	(0.22)	—	—	(0.22)	9.66	1.12	1,725,066	0.62	0.62	3.12	82 (18)
For the Year Ended October 31, 2022
A	$10.45	$0.08	$(0.76)	$(0.68)	$(0.07)	$(0.03)	$(0.02)	$(0.12)	$9.65	(6.58)%	$284,248	1.00%	0.99%	0.81%	85%(18)
C	10.19	0.00 (9)	(0.73)	(0.73)	(0.04)	(0.03)	(0.01)	(0.08)	9.38	(7.17)	21,024	1.73	1.73	0.04	85 (18)
I	10.53	0.11	(0.76)	(0.65)	(0.08)	(0.03)	(0.02)	(0.13)	9.75	(6.21)	1,213,188	0.71	0.71	1.09	85 (18)
R3	10.37	0.05	(0.76)	(0.71)	(0.06)	(0.03)	(0.01)	(0.10)	9.56	(6.86)	1,043	1.33	1.33	0.52	85 (18)
R4	10.45	0.07	(0.75)	(0.68)	(0.06)	(0.03)	(0.01)	(0.10)	9.67	(6.57)	1,511	1.02	1.02	0.73	85 (18)
R5	10.54	0.11	(0.77)	(0.66)	(0.08)	(0.03)	(0.02)	(0.13)	9.75	(6.30)	7,541	0.73	0.73	1.09	85 (18)
R6	10.58	0.12	(0.77)	(0.65)	(0.09)	(0.03)	(0.02)	(0.14)	9.79	(6.22)	113,134	0.62	0.62	1.21	85 (18)
Y	10.57	0.11	(0.77)	(0.66)	(0.08)	(0.03)	(0.02)	(0.13)	9.78	(6.28)	201,728	0.72	0.72	1.08	85 (18)
F	10.55	0.12	(0.76)	(0.64)	(0.09)	(0.03)	(0.02)	(0.14)	9.77	(6.14)	1,208,804	0.62	0.62	1.19	85 (18)
The accompanying notes are an integral part of these financial statements.

229

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford World Bond Fund – (continued)
For the Year Ended October 31, 2021
A	$10.59	$0.05	$(0.11)	$(0.06)	$(0.08)	$—	$—	$(0.08)	$10.45	(0.54)%	$354,409	1.01%	1.01%	0.44%	104%(18)
C	10.34	(0.03)	(0.10)	(0.13)	(0.02)	—	—	(0.02)	10.19	(1.25)	38,120	1.74	1.74	(0.29)	104 (18)
I	10.68	0.08	(0.12)	(0.04)	(0.11)	—	—	(0.11)	10.53	(0.34)	1,783,317	0.72	0.72	0.73	104 (18)
R3	10.51	0.01	(0.10)	(0.09)	(0.05)	—	—	(0.05)	10.37	(0.90)	987	1.35	1.35	0.10	104 (18)
R4	10.59	0.04	(0.10)	(0.06)	(0.08)	—	—	(0.08)	10.45	(0.59)	3,873	1.05	1.05	0.39	104 (18)
R5	10.68	0.08	(0.11)	(0.03)	(0.11)	—	—	(0.11)	10.54	(0.27)	8,625	0.75	0.75	0.70	104 (18)
R6	10.72	0.09	(0.11)	(0.02)	(0.12)	—	—	(0.12)	10.58	(0.16)	125,885	0.63	0.63	0.82	104 (18)
Y	10.71	0.08	(0.11)	(0.03)	(0.11)	—	—	(0.11)	10.57	(0.25)	292,319	0.74	0.73	0.72	104 (18)
F	10.70	0.09	(0.12)	(0.03)	(0.12)	—	—	(0.12)	10.55	(0.25)	1,516,359	0.63	0.63	0.82	104 (18)

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Ratios do not include expenses of other investment companies, if applicable.
(4)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(5)	Not annualized.
(6)	Annualized.
(7)	Commenced operations on June 7, 2022.
(8)	Reflects the Fund's portfolio turnover for the period June 7, 2022 through October 31, 2022.
(9)	Amount is less than $0.01 per share.
(10)	Commenced operations on March 1, 2021.
(11)
Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(12)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 77%, 93%, 70% and 84% for the fiscal years ended October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

(13)
Prior to November 12, 2021 this Fund operated as the Schroder Core Bond Fund, the Fund's predecessor fund. Please see Note 1 of the Notes to Financial Statements for details of this reorganization. Effective after the close of business on November 12, 2021, the Investor and R6 share classes were redesignated as Class Y and SDR, respectively. See
Note 12 of the Notes to Financial Statements for further information.

(14)	Classes I, R3, R4, R5 and F commenced operations on November 12, 2021.
(15)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 23% and 38% for the fiscal years ended October
31, 2022 and October 31, 2021, respectively.

(16)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 168% for the six-month period ended April 30,
2026 and 375%, 174%, 208%, 202% and 141% for the fiscal years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

(17)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 208% for the six-month period ended April
30,2026 and 354%, 377%, 428%, 446% and 473% for the fiscal years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021,
respectively.

(18)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 49% for the six-month period ended April
30,2026 and 126%, 120%, 100%, 94%, and 132% for the fiscal years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021,
respectively.

The accompanying notes are an integral part of these financial statements.

230

Hartford Fixed Income Funds
 Notes to Financial Statements
 April 30, 2026 (Unaudited)

1.
Organization:
The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a "Company" and collectively, the "Companies") are each an open-end registered management investment company comprised of thirty-six and twelve series, respectively, as of April 30, 2026. Financial statements for the series of each Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.
The Hartford Mutual Funds, Inc.:	Classes
Hartford Dynamic Bond Fund (the "Dynamic Bond Fund")	A, C, I, R5, R6, Y and F
The Hartford Emerging Markets Local Debt Fund (the "Emerging Markets Local Debt Fund")	A, C, I, R3, R4, R5, Y and F
The Hartford Floating Rate Fund (the "Floating Rate Fund")	A, C, I, R3, R4, R5, Y and F
The Hartford High Yield Fund (the "High Yield Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Inflation Plus Fund (the "Inflation Plus Fund")	A, C, I, R3, R4, R5, Y and F
Hartford Low Duration High Income Fund (the "Low Duration High Income Fund")	A, C, I, R3, R4, R5, Y and F
The Hartford Municipal Opportunities Fund (the "Municipal Opportunities Fund")	A, C, I, Y and F
Hartford Municipal Short Duration Fund (the "Municipal Short Duration Fund")	A, C, I and F
The Hartford Short Duration Fund (the "Short Duration Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Strategic Income Fund (the "Strategic Income Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford Sustainable Municipal Bond Fund (the "Sustainable Municipal Bond Fund")	A, C, I and F
The Hartford Total Return Bond Fund (the "Total Return Bond Fund")(1)	A, C, I, R3, R4, R5, R6, Y and F
The Hartford World Bond Fund (the "World Bond Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Mutual Funds II, Inc.:
Hartford Schroders Core Fixed Income Fund (the "Core Fixed Income Fund")	I, R3, R4, R5, Y, F and SDR
Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Emerging Markets Multi-Sector Bond Fund")	A, C, I, R3, R4, R5, Y, F and SDR
Hartford Schroders Tax-Aware Bond Fund (the "Tax-Aware Bond Fund")	A, C, I, Y, F and SDR

(1)	Class C shares of the Total Return Bond Fund are closed to new investors, subject to certain exceptions set forth in the Total Return Bond Fund's prospectus
Class A shares of each Fund that offers Class A shares, except Floating Rate Fund, Low Duration High Income Fund and Short Duration Fund, are sold with a front-end sales charge of up to 4.50%. Class A shares of Floating Rate Fund and Low Duration High Income Fund are sold with a front-end sales charge of up to 3.00%. Class A shares of Short Duration Fund are sold with a front-end sales charge of up to 2.00%. Class C shares of each Fund that offers Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y, F and SDR shares do not have a sales charge.
Core Fixed Income Fund acquired all of the assets and liabilities of Schroder Core Bond Fund (the "Predecessor Fund") pursuant to an agreement and plan of reorganization immediately following the close of business on November 12, 2021 (the “reorganization”). All information and references to periods prior to the close of business on November 12, 2021 with respect to the Core Fixed Income Fund refers to the Predecessor Fund.
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund, except Emerging Markets Local Debt Fund and World Bond Fund, is a diversified open-end management investment company. Emerging Markets Local Debt Fund and World Bond Fund are non-diversified open-end management investment companies. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies."
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

231

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

a)
Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, each Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

232

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, such Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which such Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

233

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements. As of April 30, 2026, there were no repurchase agreements purchased through joint trading accounts.
g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the respective Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. Normally, for each Fund, except Emerging Markets Local Debt Fund, Inflation Plus Fund, Municipal Short Duration Fund, Core Fixed Income Fund, Emerging Markets Multi-Sector Bond Fund, Tax-Aware Bond Fund, Strategic Income Fund, and World Bond Fund, dividends from net investment income are declared daily and paid monthly. The policy of Emerging Markets Local Debt Fund, Inflation Plus Fund, Municipal Short Duration Fund, Core Fixed Income Fund, Tax-Aware Bond Fund, and Strategic Income Fund is to declare and pay dividends from net investment income, if any, monthly. The policy of Emerging Markets Multi-Sector Bond Fund and World Bond Fund is to declare and pay dividends from net investment income, if any, quarterly. Dividends from realized gains, if any, are paid at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
h)
Segment Reporting – The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund’s financial statements and financial highlights.
3.
Securities and Other Investments:
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of April 30, 2026.
A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities

234

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of April 30, 2026.
c)
Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of April 30, 2026.
d)
Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of April 30, 2026.
e)
Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund's Schedule of Investments, if applicable, for inflation-indexed bonds as of April 30, 2026.
f)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected

235

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2026.
4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by a Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Bond Forwards – A Fund may enter into bond forwards. A bond forward is a contractual agreement between a Fund and another party to buy or sell an underlying asset at an agreed-upon future price and date. In a bond forward transaction, no cash premium is paid when the parties enter into the bond forward. If the transaction is collateralized, an exchange of margin collateral will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the bond forward matures (typically in 30 days) or is rolled over for another agreed-upon period. Generally, the value of the bond forward will change based on changes in the value of the underlying asset. Bond forwards are subject to market risk (the risk that the market value of the underlying bond may change), non-correlation risk (the risk that the market value of the bond forward might move independently of the market value of the underlying bond) and counterparty credit risk (the risk that a counterparty will be unable to meet its obligation under the contract). If there is no cash exchanged at the time a Fund enters into the bond forward, counterparty risk may be limited to the loss of any marked-to-market profit on the contract and any delays or limitations on the Fund’s ability to sell or otherwise use the investments used as collateral for the bond forward.
During the six-month period ended April 30, 2026, the Inflation Plus Fund had entered into bond forwards.
b)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2026, each of Dynamic Bond Fund, Emerging Markets Local Debt Fund, Floating Rate Fund, High Yield Fund, Inflation Plus Fund, Low Duration High Income Fund, Core Fixed Income Fund, Emerging Markets Multi-Sector Bond Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used futures contracts.
c)
Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended April 30, 2026, each of Emerging Markets Local Debt Fund, Floating Rate Fund, High Yield Fund, Inflation Plus Fund, Emerging Markets Multi-Sector Bond Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used foreign currency contracts.
d)
Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange ("exchange-traded options"). A Fund may

236

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

write (sell) covered call and put options on futures, swaps ("swaptions"), securities, commodities or currencies. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statement of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
An option on a futures contract (“futures option”) gives the option holder the right (but not the obligation) to buy or sell its position in the underlying futures contract at a specified price on or before a specified expiration date.  As with a futures contract itself, a Fund is required to deposit and maintain margin with respect to futures options it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.
An option on a futures contract is marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the options contracts expire or are closed. Options on futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2026, each of Emerging Markets Local Debt Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used options contracts.
e)
Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

237

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

To seek to mitigate counterparty risk associated with OTC swaps, a Fund may enter into a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A "seller’s" exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the six-month period ended April 30, 2026, each of Dynamic Bond Fund, Floating Rate Fund, Inflation Plus Fund, Emerging Markets Multi-Sector Bond Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used credit default swap contracts.
Interest Rate Swap Contracts – A Fund may use interest rate swaps to hedge interest rate and duration risk. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. Secured Overnight Financing Rate (“SOFR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.
If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract.
During the six-month period ended April 30, 2026, each of Emerging Markets Local Debt Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used interest rate swap contracts.
Total Return Swap Contracts – A Fund may invest in total return swap contracts in pursuit of the Fund's investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in

238

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as SOFR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.
Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. A Fund is also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
During the six-month period ended April 30, 2026, each of Floating Rate Fund, Inflation Plus Fund and Strategic Income Fund had used total return swap contracts.
f)
Additional Derivative Instrument Information:
Dynamic Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$57,353	$—	$—	$—	$—	$57,353
Unrealized appreciation on swap contracts(2)	—	—	6,389,687	—	—	6,389,687
Total	$57,353	$—	$6,389,687	$—	$—	$6,447,040
Liabilities:
Unrealized depreciation on futures contracts(1)	$28,283	$—	$—	$—	$—	$28,283
Unrealized depreciation on swap contracts(2)	—	—	161,177	—	—	161,177
Total	$28,283	$—	$161,177	$—	$—	$189,460

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(2,685,370)	$—	$—	$—	$—	$(2,685,370)
Net realized gain (loss) on swap contracts	—	—	3,518,491	—	—	3,518,491
Total	$(2,685,370)	$—	$3,518,491	$—	$—	$833,121
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$29,070	$—	$—	$—	$—	$29,070
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	6,228,510	—	—	6,228,510
Total	$29,070	$—	$6,228,510	$—	$—	$6,257,580

239

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Dynamic Bond Fund – (continued)
For the period ended April 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	277
Futures Contracts Number of Short Contracts	(114)
Swap Contracts at Notional Amount	$182,449,183
Emerging Markets Local Debt Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$29,555	$—	$—	$—	$29,555
Unrealized appreciation on futures contracts(1)	18,408	—	—	—	—	18,408
Unrealized appreciation on foreign currency contracts	—	536,738	—	—	—	536,738
Unrealized appreciation on swap contracts(2)	56,399	—	—	—	—	56,399
Total	$74,807	$566,293	$—	$—	$—	$641,100
Liabilities:
Unrealized depreciation on futures contracts(1)	$22,170	$—	$—	$—	$—	$22,170
Unrealized depreciation on foreign currency contracts	—	373,236	—	—	—	373,236
Written options, market value	—	35,008	—	—	—	35,008
Unrealized depreciation on swap contracts(2)	68,175	—	—	—	—	68,175
Total	$90,345	$408,244	$—	$—	$—	$498,589

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$1,087	$—	$—	$—	$1,087
Net realized gain (loss) on futures contracts	(32,400)	—	—	—	—	(32,400)
Net realized gain (loss) on written options contracts	—	33,524	—	—	—	33,524
Net realized gain (loss) on swap contracts	(33,643)	—	6,161	—	—	(27,482)
Net realized gain (loss) on foreign currency contracts	—	246,953	—	—	—	246,953
Total	$(66,043)	$281,564	$6,161	$—	$—	$221,682
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$—	$11,923	$—	$—	$—	$11,923
Net change in unrealized appreciation (depreciation) of futures contracts	(11,564)	—	—	—	—	(11,564)
Net change in unrealized appreciation (depreciation) of written options contracts	—	(14,305)	—	—	—	(14,305)
Net change in unrealized appreciation (depreciation) of swap contracts	(631)	—	1,610	—	—	979
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(9,678)	—	—	—	(9,678)
Total	$(12,195)	$(12,060)	$1,610	$—	$—	$(22,645)

240

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Emerging Markets Local Debt Fund – (continued)
For the period ended April 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$2,832,167
Futures Contracts Number of Long Contracts	30
Futures Contracts Number of Short Contracts	(26)
Written Options at Notional Amount	$(2,094,667)
Swap Contracts at Notional Amount	$3,027,514,342
Foreign Currency Contracts Purchased at Contract Amount	$28,785,912
Foreign Currency Contracts Sold at Contract Amount	$18,839,591
Floating Rate Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$110,727	$—	$—	$—	$—	$110,727
Unrealized appreciation on foreign currency contracts	—	1,546	—	—	—	1,546
Unrealized appreciation on swap contracts(2)	—	—	305,887	—	—	305,887
Total	$110,727	$1,546	$305,887	$—	$—	$418,160
Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$237,867	$—	$—	$—	$237,867
Unrealized depreciation on swap contracts(2)	71,167	—	—	—	—	71,167
Total	$71,167	$237,867	$—	$—	$—	$309,034

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(22,988)	$—	$—	$—	$—	$(22,988)
Net realized gain (loss) on swap contracts	118,634	—	(82,701)	—	—	35,933
Net realized gain (loss) on foreign currency contracts	—	(401,744)	—	—	—	(401,744)
Total	$95,646	$(401,744)	$(82,701)	$—	$—	$(388,799)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$112,472	$—	$—	$—	$—	$112,472
Net change in unrealized appreciation (depreciation) of swap contracts	(586,051)	—	44,994	—	—	(541,057)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(975,976)	—	—	—	(975,976)
Total	$(473,579)	$(975,976)	$44,994	$—	$—	$(1,404,561)

241

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Floating Rate Fund – (continued)
For the period ended April 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Short Contracts	(59)
Swap Contracts at Notional Amount	$48,315,417
Foreign Currency Contracts Purchased at Contract Amount	$166,416
Foreign Currency Contracts Sold at Contract Amount	$70,638,966
High Yield Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$34,053	$—	$—	$—	$—	$34,053
Unrealized appreciation on foreign currency contracts	—	2,844	—	—	—	2,844
Total	$34,053	$2,844	$—	$—	$—	$36,897
Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$139,412	$—	$—	$—	$139,412
Total	$—	$139,412	$—	$—	$—	$139,412

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$7,182	$—	$—	$—	$—	$7,182
Net realized gain (loss) on swap contracts	—	—	(25,363)	—	—	(25,363)
Net realized gain (loss) on foreign currency contracts	—	8,699	—	—	—	8,699
Total	$7,182	$8,699	$(25,363)	$—	$—	$(9,482)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$44,053	$—	$—	$—	$—	$44,053
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(302,738)	—	—	—	(302,738)
Total	$44,053	$(302,738)	$—	$—	$—	$(258,685)
For the period ended April 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Short Contracts	(19)
Swap Contracts at Notional Amount	$1,773,750
Foreign Currency Contracts Purchased at Contract Amount	$134,686
Foreign Currency Contracts Sold at Contract Amount	$23,835,579

242

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Inflation Plus Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$477,912	$—	$—	$—	$—	$477,912
Unrealized appreciation on bond forward contracts	17,867	—	—	—	—	17,867
Unrealized appreciation on foreign currency contracts	—	520,405	—	—	—	520,405
Unrealized appreciation on swap contracts(2)	3,083,652	—	—	—	—	3,083,652
Total	$3,579,431	$520,405	$—	$—	$—	$4,099,836
Liabilities:
Unrealized depreciation on futures contracts	$867,647	$—	$—	$—	$—	$867,647
Unrealized depreciation on foreign currency contracts	—	630,456	—	—	—	630,456
Unrealized depreciation on swap contracts(2)	60,225	—	—	—	—	60,225
Total	$927,872	$630,456	$—	$—	$—	$1,558,328

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$(38,724)	$—	$—	$—	$(38,724)
Net realized gain (loss) on futures contracts	(366,475)	—	—	—	—	(366,475)
Net realized gain (loss) on swap contracts	380,856	—	(202,339)	—	—	178,517
Net realized gain (loss) on bond forward contracts	(196,901)	—	—	—	—	(196,901)
Net realized gain (loss) on foreign currency contracts	—	(541,602)	—	—	—	(541,602)
Total	$(182,520)	$(580,326)	$(202,339)	$—	$—	$(965,185)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$—	$9,358	$—	$—	$—	$9,358
Net change in unrealized appreciation (depreciation) of futures contracts	(522,982)	—	—	—	—	(522,982)
Net change in unrealized appreciation (depreciation) of swap contracts	519,057	—	(84,666)	—	—	434,391
Net change in unrealized appreciation (depreciation) of bond forward contracts	(2,217)	—	—	—	—	(2,217)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(260,936)	—	—	—	(260,936)
Total	$(6,142)	$(251,578)	$(84,666)	$—	$—	$(342,386)
For the period ended April 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$2,353,333
Futures Contracts Number of Long Contracts	429
Futures Contracts Number of Short Contracts	(299)
Swap Contracts at Notional Amount	$86,190,077
Bond Forward Contracts at Notional Amount	$32,374,456
Foreign Currency Contracts Purchased at Contract Amount	$31,012,531
Foreign Currency Contracts Sold at Contract Amount	$57,090,948

243

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Low Duration High Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$317,719	$—	$—	$—	$—	$317,719
Total	$317,719	$—	$—	$—	$—	$317,719
Liabilities:
Unrealized depreciation on futures contracts(1)	$304,931	$—	$—	$—	$—	$304,931
Total	$304,931	$—	$—	$—	$—	$304,931

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(170,695)	$—	$—	$—	$—	$(170,695)
Total	$(170,695)	$—	$—	$—	$—	$(170,695)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$63,578	$—	$—	$—	$—	$63,578
Total	$63,578	$—	$—	$—	$—	$63,578
For the period ended April 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	214
Futures Contracts Number of Short Contracts	(177)
Core Fixed Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$40,166	$—	$—	$—	$—	$40,166
Total	$40,166	$—	$—	$—	$—	$40,166
Liabilities:
Unrealized depreciation on futures contracts(1)	$224,409	$—	$—	$—	$—	$224,409
Total	$224,409	$—	$—	$—	$—	$224,409

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

244

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Core Fixed Income Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$72,832	$—	$—	$—	$—	$72,832
Total	$72,832	$—	$—	$—	$—	$72,832
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(209,783)	$—	$—	$—	$—	$(209,783)
Total	$(209,783)	$—	$—	$—	$—	$(209,783)
For the period ended April 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	113
Futures Contracts Number of Short Contracts	(18)
Emerging Markets Multi-Sector Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$567,383	$—	$—	$—	$567,383
Total	$—	$567,383	$—	$—	$—	$567,383
Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$732,858	$—	$—	$—	$732,858
Unrealized depreciation on swap contracts(1)	—	—	9,133	—	—	9,133
Total	$—	$732,858	$9,133	$—	$—	$741,991

(1)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(44,240)	$—	$—	$—	$—	$(44,240)
Net realized gain (loss) on swap contracts	—	—	(5,744)	—	—	(5,744)
Net realized gain (loss) on foreign currency contracts	—	98,542	—	—	—	98,542
Total	$(44,240)	$98,542	$(5,744)	$—	$—	$48,558
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of swap contracts	$—	$—	$(9,133)	$—	$—	$(9,133)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(109,488)	—	—	—	(109,488)
Total	$—	$(109,488)	$(9,133)	$—	$—	$(118,621)

245

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Emerging Markets Multi-Sector Bond Fund – (continued)
For the period ended April 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Short Contracts	(6)
Swap Contracts at Notional Amount	$247,922
Foreign Currency Contracts Purchased at Contract Amount	$15,713,555
Foreign Currency Contracts Sold at Contract Amount	$12,594,469
Short Duration Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$6,400,898	$—	$—	$—	$—	$6,400,898
Unrealized appreciation on foreign currency contracts	—	7,418	—	—	—	7,418
Total	$6,400,898	$7,418	$—	$—	$—	$6,408,316
Liabilities:
Unrealized depreciation on futures contracts(1)	$2,716,752	$—	$—	$—	$—	$2,716,752
Unrealized depreciation on foreign currency contracts	—	130,790	—	—	—	130,790
Total	$2,716,752	$130,790	$—	$—	$—	$2,847,542

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(4,562,658)	$—	$—	$—	$—	$(4,562,658)
Net realized gain (loss) on foreign currency contracts	—	164,258	—	—	—	164,258
Total	$(4,562,658)	$164,258	$—	$—	$—	$(4,398,400)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$4,261,132	$—	$—	$—	$—	$4,261,132
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(340,807)	—	—	—	(340,807)
Total	$4,261,132	$(340,807)	$—	$—	$—	$3,920,325
For the period ended April 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	2,554
Futures Contracts Number of Short Contracts	(3,066)
Foreign Currency Contracts Purchased at Contract Amount	$3,055,980
Foreign Currency Contracts Sold at Contract Amount	$20,457,470

246

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Strategic Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$420,958	$—	$—	$—	$420,958
Unrealized appreciation on futures contracts(1)	2,724,634	—	—	—	—	2,724,634
Unrealized appreciation on foreign currency contracts	—	3,001,111	—	—	—	3,001,111
Unrealized appreciation on swap contracts(2)	7,046,946	—	—	—	—	7,046,946
Total	$9,771,580	$3,422,069	$—	$—	$—	$13,193,649
Liabilities:
Unrealized depreciation on futures contracts(1)	$25,650,025	$—	$—	$—	$—	$25,650,025
Unrealized depreciation on foreign currency contracts	—	7,215,406	—	—	—	7,215,406
Written options, market value	—	519,797	—	—	—	519,797
Unrealized depreciation on swap contracts(2)	1,707,545	—	1,212,264	—	—	2,919,809
Total	$27,357,570	$7,735,203	$1,212,264	$—	$—	$36,305,037

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$(5,313)	$—	$—	$—	$(5,313)
Net realized gain (loss) on futures contracts	(14,250,134)	—	—	—	—	(14,250,134)
Net realized gain (loss) on written options contracts	8,482,501	—	—	—	—	8,482,501
Net realized gain (loss) on swap contracts	(2,974,810)	—	3,171,481	—	—	196,671
Net realized gain (loss) on foreign currency contracts	—	5,155,186	—	—	—	5,155,186
Total	$(8,742,443)	$5,149,873	$3,171,481	$—	$—	$(421,089)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(56,654)	$50,351	$—	$—	$—	$(6,303)
Net change in unrealized appreciation (depreciation) of futures contracts	(21,796,597)	—	—	—	—	(21,796,597)
Net change in unrealized appreciation (depreciation) of written options contracts	—	(40,245)	—	—	—	(40,245)
Net change in unrealized appreciation (depreciation) of swap contracts	1,183,203	—	(920,683)	—	—	262,520
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(11,857,079)	—	—	—	(11,857,079)
Total	$(20,670,048)	$(11,846,973)	$(920,683)	$—	$—	$(33,437,704)

247

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Strategic Income Fund – (continued)
For the period ended April 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$16,863,000
Futures Contracts Number of Long Contracts	16,447
Futures Contracts Number of Short Contracts	(4,065)
Written Options at Notional Amount	$(141,724,667)
Swap Contracts at Notional Amount	$59,042,967,420
Foreign Currency Contracts Purchased at Contract Amount	$217,914,816
Foreign Currency Contracts Sold at Contract Amount	$690,855,255
Total Return Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$934,706	$—	$—	$—	$—	$934,706
Unrealized appreciation on foreign currency contracts	—	224,290	—	—	—	224,290
Unrealized appreciation on swap contracts(2)	14,529,926	—	1,440,991	—	—	15,970,917
Total	$15,464,632	$224,290	$1,440,991	$—	$—	$17,129,913
Liabilities:
Unrealized depreciation on futures contracts	$5,734,099	$—	$—	$—	$—	$5,734,099
Unrealized depreciation on foreign currency contracts	—	852,230	—	—	—	852,230
Unrealized depreciation on swap contracts(2)	—	—	176,059	—	—	176,059
Total	$5,734,099	$852,230	$176,059	$—	$—	$6,762,388

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$(2,789,080)	$—	$—	$—	$—	$(2,789,080)
Net realized gain (loss) on futures contracts	(10,058,635)	—	—	—	—	(10,058,635)
Net realized gain (loss) on swap contracts	1,197,741	—	(438,972)	—	—	758,769
Net realized gain (loss) on foreign currency contracts	—	1,930,737	—	—	—	1,930,737
Total	$(11,649,974)	$1,930,737	$(438,972)	$—	$—	$(10,158,209)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$138,536	$—	$—	$—	$—	$138,536
Net change in unrealized appreciation (depreciation) of futures contracts	(4,181,385)	—	—	—	—	(4,181,385)
Net change in unrealized appreciation (depreciation) of swap contracts	4,702,067	—	1,264,932	—	—	5,966,999
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(1,742,094)	—	—	—	(1,742,094)
Total	$659,218	$(1,742,094)	$1,264,932	$—	$—	$182,056

248

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Total Return Bond Fund – (continued)
For the period ended April 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$48,483,333
Futures Contracts Number of Long Contracts	5,400
Futures Contracts Number of Short Contracts	(1,762)
Swap Contracts at Notional Amount	$234,903,575
Foreign Currency Contracts Purchased at Contract Amount	$36,205,408
Foreign Currency Contracts Sold at Contract Amount	$154,246,600
World Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$9,411,401	$1,090,536	$—	$—	$—	$10,501,937
Unrealized appreciation on purchased option contracts on futures(1)	555,807	—	—	—	—	555,807
Unrealized appreciation on futures contracts(1)	5,073,529	—	—	—	—	5,073,529
Unrealized appreciation on written option contracts on futures(1)	26,751	—	—	—	—	26,751
Unrealized appreciation on foreign currency contracts	—	130,985,915	—	—	—	130,985,915
Unrealized appreciation on swap contracts(2)	7,595,639	—	134,800	—	—	7,730,439
Total	$22,663,127	$132,076,451	$134,800	$—	$—	$154,874,378
Liabilities:
Unrealized depreciation on futures contracts(1)	$2,673,243	$—	$—	$—	$—	$2,673,243
Unrealized depreciation on purchased option contracts on futures(1)	144,009	—	—	—	—	144,009
Unrealized depreciation on written option contracts on futures(1)	589,375	—	—	—	—	589,375
Unrealized depreciation on foreign currency contracts	—	172,752,265	—	—	—	172,752,265
Unrealized depreciation on swap contracts(2)	6,286,885	—	553,370	—	—	6,840,255
Total	$9,693,512	$172,752,265	$553,370	$—	$—	$182,999,147

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts and option contracts on futures as disclosed within the Schedule of Investments under the open “Futures Contracts/Option contracts on futures” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and
Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

249

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

World Bond Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$(5,623,408)	$(893,195)	$—	$—	$—	$(6,516,603)
Net realized gain (loss) on futures contracts	(784,615)	—	—	—	—	(784,615)
Net realized gain (loss) on written options contracts	2,191,248	201,796	—	—	—	2,393,044
Net realized gain (loss) on swap contracts	4,576,466	—	(188,659)	—	—	4,387,807
Net realized gain (loss) on foreign currency contracts	—	31,242,113	—	—	—	31,242,113
Total	$359,691	$30,550,714	$(188,659)	$—	$—	$30,721,746
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$1,522,375	$59,913	$—	$—	$—	$1,582,288
Net change in unrealized appreciation (depreciation) on purchased option contracts on futures	2,421,829	—	—	—	—	2,421,829
Net change in unrealized appreciation (depreciation) of futures contracts	4,681,873	—	—	—	—	4,681,873
Net change in unrealized appreciation (depreciation) of written options contracts on futures	(2,786,894)	—	—	—	—	(2,786,894)
Net change in unrealized appreciation (depreciation) of swap contracts	(2,535,237)	—	(443,359)	—	—	(2,978,596)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(87,364,436)	—	—	—	(87,364,436)
Total	$3,303,946	$(87,304,523)	$(443,359)	$—	$—	$(84,443,936)
For the period ended April 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$12,951,085,590
Futures Contracts Number of Long Contracts	8,798
Futures Contracts Number of Short Contracts	(7,194)
Written Options at Notional Amount	$(63,641,184)
Swap Contracts at Notional Amount	$81,693,800,642
Foreign Currency Contracts Purchased at Contract Amount	$7,665,336,854
Foreign Currency Contracts Sold at Contract Amount	$9,426,594,686
g)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

250

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2026:
Dynamic Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$57,353	$(28,283)
Swap contracts	6,389,687	(161,177)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	6,447,040	(189,460)
Derivatives not subject to a MNA	(6,447,040)	189,460
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Emerging Markets Local Debt Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$536,738	$(373,236)
Futures contracts	18,408	(22,170)
Purchased options	29,555	—
Swap contracts	56,399	(68,175)
Written options	—	(35,008)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	641,100	(498,589)
Derivatives not subject to a MNA	(74,807)	90,345
Total gross amount of assets and liabilities subject to MNA or similar agreements	$566,293	$(408,244)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$33,004	$(33,004)	$—	$—	$—
Barclays	110,470	(78,251)	—	—	32,219
BNP Paribas Securities Services	8,078	(3,994)	—	—	4,084
Citibank NA	53,975	(34,162)	—	—	19,813
Deutsche Bank Securities, Inc.	114,754	(114,754)	—	—	—
Goldman Sachs & Co.	131,525	(13,337)	—	—	118,188
JP Morgan Chase & Co.	20,952	(8,412)	—	—	12,540
Morgan Stanley	61,176	(18,487)	—	—	42,689
Societe Generale Group	254	(158)	—	—	96
Standard Chartered Bank	14,050	(10,346)	—	—	3,704
State Street Global Markets LLC	1,183	(1,183)	—	—	—
UBS AG	16,872	(2,731)	—	—	14,141
Total	$566,293	$(318,819)	$—	$—	$247,474

251

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(115,822)	$33,004	$—	$—	$(82,818)
Barclays	(78,251)	78,251	—	—	—
BNP Paribas Securities Services	(3,994)	3,994	—	—	—
Citibank NA	(34,162)	34,162	—	—	—
Credit Agricole CIB	(167)	—	—	—	(167)
Deutsche Bank Securities, Inc.	(116,141)	114,754	—	—	(1,387)
Goldman Sachs & Co.	(13,337)	13,337	—	—	—
JP Morgan Chase & Co.	(8,412)	8,412	—	—	—
Morgan Stanley	(18,487)	18,487	—	—	—
Societe Generale Group	(158)	158	—	—	—
Standard Chartered Bank	(10,346)	10,346	—	—	—
State Street Global Markets LLC	(2,425)	1,183	—	—	(1,242)
Toronto-Dominion Bank	(2,635)	—	—	—	(2,635)
UBS AG	(2,731)	2,731	—	—	—
Westpac International	(1,176)	—	—	—	(1,176)
Total	$(408,244)	$318,819	$—	$—	$(89,425)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Floating Rate Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$1,546	$(237,867)
Futures contracts	110,727	—
Swap contracts	305,887	(71,167)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	418,160	(309,034)
Derivatives not subject to a MNA	(416,614)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,546	$(309,034)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Goldman Sachs & Co.	$1,546	$(1,546)	$—	$—	$—
Total	$1,546	$(1,546)	$—	$—	$—

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
BNP Paribas Securities Services	$(269,939)	$—	$—	$269,939	$—
Goldman Sachs & Co.	(39,095)	1,546	—	—	(37,549)
Total	$(309,034)	$1,546	$—	$269,939	$(37,549)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

High Yield Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$2,844	$(139,412)
Futures contracts	34,053	—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	36,897	(139,412)
Derivatives not subject to a MNA	(34,053)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$2,844	$(139,412)

252

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Toronto-Dominion Bank	$2,844	$—	$—	$—	$2,844
Total	$2,844	$—	$—	$—	$2,844

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
BNP Paribas Securities Services	$(78,083)	$—	$—	$—	$(78,083)
Goldman Sachs & Co.	(61,329)	—	—	—	(61,329)
Total	$(139,412)	$—	$—	$—	$(139,412)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Inflation Plus Fund
Derivative Financial Instruments:	Assets	Liabilities
Bond forward contracts	$17,867	$—
Foreign currency contracts	520,405	(630,456)
Futures contracts	477,912	(867,647)
Swap contracts	3,083,652	(60,225)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	4,099,836	(1,558,328)
Derivatives not subject to a MNA	(1,266,856)	916,029
Total gross amount of assets and liabilities subject to MNA or similar agreements	$2,832,980	$(642,299)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$1,214,440	$—	$—	$—	$1,214,440
BNP Paribas Securities Services	171	(171)	—	—	—
Citibank NA	1,305,533	—	—	(1,305,533)	—
Goldman Sachs & Co.	55,505	(55,505)	—	—	—
Hongkong and Shanghai Banking Corporation	8,460	(2,963)	—	—	5,497
JP Morgan Chase & Co.	35,542	(7,320)	—	—	28,222
Morgan Stanley	213,329	(213,329)	—	—	—
Total	$2,832,980	$(279,288)	$—	$(1,305,533)	$1,248,159

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(3,759)	$—	$—	$—	$(3,759)
BNP Paribas Securities Services	(59,975)	171	—	—	(59,804)
Goldman Sachs & Co.	(85,965)	55,505	—	—	(30,460)
Hongkong and Shanghai Banking Corporation	(2,963)	2,963	—	—	—
JP Morgan Chase & Co.	(7,320)	7,320	—	—	—
Morgan Stanley	(449,886)	213,329	—	—	(236,557)
Wells Fargo Bank NA	(32,431)	—	—	—	(32,431)
Total	$(642,299)	$279,288	$—	$—	$(363,011)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

253

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Low Duration High Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$317,719	$(304,931)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	317,719	(304,931)
Derivatives not subject to a MNA	(317,719)	304,931
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Core Fixed Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$40,166	$(224,409)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	40,166	(224,409)
Derivatives not subject to a MNA	(40,166)	224,409
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Emerging Markets Multi-Sector Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$567,383	$(732,858)
Swap contracts	—	(9,133)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	567,383	(741,991)
Derivatives not subject to a MNA	—	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$567,383	$(741,991)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$221,702	$(186,485)	$—	$—	$35,217
Citibank NA	106,650	(106,650)	—	—	—
JP Morgan Chase & Co.	85,077	(85,077)	—	—	—
Morgan Stanley	127,199	(53,902)	—	—	73,297
State Street Global Markets LLC	1,515	(1,515)	—	—	—
UBS AG	25,240	(25,240)	—	—	—
Total	$567,383	$(458,869)	$—	$—	$108,514

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(186,485)	$186,485	$—	$—	$—
Citibank NA	(134,004)	106,650	—	—	(27,354)
JP Morgan Chase & Co.	(334,032)	85,077	—	—	(248,955)
Morgan Stanley	(53,902)	53,902	—	—	—
State Street Global Markets LLC	(4,643)	1,515	—	—	(3,128)
UBS AG	(28,925)	25,240	—	—	(3,685)
Total	$(741,991)	$458,869	$—	$—	$(283,122)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Short Duration Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$7,418	$(130,790)
Futures contracts	6,400,898	(2,716,752)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	6,408,316	(2,847,542)
Derivatives not subject to a MNA	(6,400,898)	2,716,752
Total gross amount of assets and liabilities subject to MNA or similar agreements	$7,418	$(130,790)

254

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Deutsche Bank Securities, Inc.	$7,418	$(7,418)	$—	$—	$—
Total	$7,418	$(7,418)	$—	$—	$—

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
BNP Paribas Securities Services	$(59,005)	$—	$—	$—	$(59,005)
Deutsche Bank Securities, Inc.	(71,785)	7,418	—	—	(64,367)
Total	$(130,790)	$7,418	$—	$—	$(123,372)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Strategic Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$3,001,111	$(7,215,406)
Futures contracts	2,724,634	(25,650,025)
Purchased options	420,958	—
Swap contracts	7,046,946	(2,919,809)
Written options	—	(519,797)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	13,193,649	(36,305,037)
Derivatives not subject to a MNA	(8,750,353)	28,480,843
Total gross amount of assets and liabilities subject to MNA or similar agreements	$4,443,296	$(7,824,194)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$550,249	$(550,249)	$—	$—	$—
Barclays	154,986	(154,986)	—	—	—
BNP Paribas Securities Services	295,447	(295,447)	—	—	—
Citibank NA	91,818	(91,818)	—	—	—
Deutsche Bank Securities, Inc.	528,821	(528,821)	—	—	—
Goldman Sachs & Co.	859,454	(620,424)	—	(239,030)	—
JP Morgan Chase & Co.	217,914	(217,914)	—	—	—
Morgan Stanley	1,441,385	(240,099)	—	—	1,201,286
Societe Generale Group	4,370	(2,513)	—	—	1,857
Standard Chartered Bank	56,269	(56,269)	—	—	—
State Street Global Markets LLC	21,884	(21,884)	—	—	—
UBS AG	220,699	(20,372)	—	—	200,327
Total	$4,443,296	$(2,800,796)	$—	$(239,030)	$1,403,470

255

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(1,216,893)	$550,249	$666,644	$—	$—
Barclays	(442,014)	154,986	—	—	(287,028)
BNP Paribas Securities Services	(787,673)	295,447	—	—	(492,226)
Citibank NA	(175,229)	91,818	—	—	(83,411)
Credit Agricole CIB	(2,580)	—	—	—	(2,580)
Deutsche Bank Securities, Inc.	(2,806,559)	528,821	129,228	—	(2,148,510)
Goldman Sachs & Co.	(620,424)	620,424	—	—	—
JP Morgan Chase & Co.	(811,834)	217,914	—	—	(593,920)
Morgan Stanley	(240,099)	240,099	—	—	—
Societe Generale Group	(2,513)	2,513	—	—	—
Standard Chartered Bank	(164,205)	56,269	—	—	(107,936)
State Street Global Markets LLC	(105,578)	21,884	83,694	—	—
Toronto-Dominion Bank	(109,628)	—	—	—	(109,628)
UBS AG	(20,372)	20,372	—	—	—
Westpac International	(318,593)	—	—	—	(318,593)
Total	$(7,824,194)	$2,800,796	$879,566	$—	$(4,143,832)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Total Return Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$224,290	$(852,230)
Futures contracts	934,706	(5,734,099)
Swap contracts	15,970,917	(176,059)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	17,129,913	(6,762,388)
Derivatives not subject to a MNA	(16,905,623)	5,910,158
Total gross amount of assets and liabilities subject to MNA or similar agreements	$224,290	$(852,230)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
BNP Paribas Securities Services	$218,296	$(218,296)	$—	$—	$—
Deutsche Bank Securities, Inc.	1,766	(1,766)	—	—	—
Goldman Sachs & Co.	4,228	(4,228)	—	—	—
Total	$224,290	$(224,290)	$—	$—	$—

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
BNP Paribas Securities Services	$(748,565)	$218,296	$—	$—	$(530,269)
Deutsche Bank Securities, Inc.	(2,234)	1,766	—	—	(468)
Goldman Sachs & Co.	(97,092)	4,228	—	—	(92,864)
JP Morgan Chase & Co.	(4,339)	—	4,339	—	—
Total	$(852,230)	$224,290	$4,339	$—	$(623,601)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

256

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

World Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$130,985,915	$(172,752,265)
Futures contracts	5,073,529	(2,673,243)
Purchased options	10,501,937	—
Swap contracts	7,730,439	(6,840,255)
Purchased options on futures	555,807	(144,009)
Written options on futures	26,751	(589,375)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	154,874,378	(182,999,147)
Derivatives not subject to a MNA	(13,808,335)	10,246,882
Total gross amount of assets and liabilities subject to MNA or similar agreements	$141,066,043	$(172,752,265)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$10,069,781	$(6,610,812)	$—	$—	$3,458,969
Barclays	11,151,255	(11,151,255)	—	—	—
BNP Paribas Securities Services	12,408,136	(8,531,127)	—	(1,050,000)	2,827,009
Canadian Imperial Bank of Commerce	101,412	(101,412)	—	—	—
Citibank NA	5,395,121	(4,522,860)	—	(430,000)	442,261
Deutsche Bank Securities, Inc.	16,449,727	(10,855,995)	—	—	5,593,732
Goldman Sachs & Co.	24,337,882	(24,337,882)	—	—	—
JP Morgan Chase & Co.	9,737,430	(8,357,960)	—	—	1,379,470
Morgan Stanley	10,385,820	(6,379,594)	—	(2,270,000)	1,736,226
Royal Bank of Canada	8,580,940	(6,477,129)	—	—	2,103,811
Standard Chartered Bank	8,291,357	(8,291,357)	—	—	—
State Street Global Markets LLC	2,178,957	(593,027)	—	—	1,585,930
Toronto-Dominion Bank	2,011,072	(2,011,072)	—	—	—
UBS AG	15,901,733	(15,901,733)	—	—	—
Wells Fargo Bank NA	2,636,425	(454,199)	—	—	2,182,226
Westpac International	1,428,995	(1,428,995)	—	—	—
Total	$141,066,043	$(116,006,409)	$—	$(3,750,000)	$21,309,634

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(6,610,812)	$6,610,812	$—	$—	$—
Barclays	(37,782,908)	11,151,255	262,283	—	(26,369,370)
BNP Paribas Securities Services	(8,531,127)	8,531,127	—	—	—
Canadian Imperial Bank of Commerce	(246,705)	101,412	—	—	(145,293)
Citibank NA	(4,522,860)	4,522,860	—	—	—
Commonwealth Bank of Australia	(30,791)	—	—	—	(30,791)
Credit Agricole CIB	(39,023)	—	—	—	(39,023)
Deutsche Bank Securities, Inc.	(10,855,995)	10,855,995	—	—	—
Goldman Sachs & Co.	(28,316,278)	24,337,882	—	—	(3,978,396)
JP Morgan Chase & Co.	(8,357,960)	8,357,960	—	—	—
Morgan Stanley	(6,379,594)	6,379,594	—	—	—
Royal Bank of Canada	(6,477,129)	6,477,129	—	—	—
Societe Generale Group	(48,983)	—	—	—	(48,983)
Standard Chartered Bank	(8,891,988)	8,291,357	600,631	—	—
State Street Global Markets LLC	(593,027)	593,027	—	—	—
Toronto-Dominion Bank	(24,272,501)	2,011,072	—	—	(22,261,429)
UBS AG	(16,820,774)	15,901,733	—	—	(919,041)
Wells Fargo Bank NA	(454,199)	454,199	—	—	—
Westpac International	(3,519,611)	1,428,995	—	—	(2,090,616)
Total	$(172,752,265)	$116,006,409	$862,914	$—	$(55,882,942)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

257

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
Geopolitical events (including wars, military conflicts, trade disputes, tariffs, economic sanctions, export controls, retaliatory measures, pandemics and epidemics) may inject uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2026. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

258

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Management evaluated each Fund's investments in foreign markets for the current tax year. As of April 30, 2026, each of the listed Funds incurred foreign income tax payments that met the disclosure threshold. The other Funds incurred foreign income tax payments that were considered immaterial for disclosure purposes.The cash payments for income taxes made by the Funds to foreign jurisdictions, after accounting for any refunds, were as follows:
Emerging Markets Local Debt Fund
Income taxes by foreign jurisdiction:	Value
Colombia	$1,291
Czech Republic	1,342
India	8,390
Indonesia	8,603
Other*	494
Total income taxes paid, net of refunds	$20,120

*Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Fund.

Emerging Markets Multi-Sector Bond Fund
Income taxes by foreign jurisdiction:	Value
Brazil	$1,563
Egypt	16,925
India	5,822
Indonesia	2,033
Other*	56
Total income taxes paid, net of refunds	$26,399

*Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Fund.
b)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2025 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Emerging Markets Local Debt Fund	$20,239,902	$56,947,114
Floating Rate Fund	37,026,744	597,304,654
High Yield Fund	2,212,286	37,487,475
Inflation Plus Fund	13,254,665	75,307,025
Low Duration High Income Fund	7,454,095	91,197,280
Municipal Opportunities Fund	33,842,613	59,471,728
Municipal Short Duration Fund	329,186	551,298
Core Fixed Income Fund	11,962,359	15,604,873
Emerging Markets Multi-Sector Bond Fund*	12,247,961	6,681,168
Tax-Aware Bond Fund	18,465,372	26,774,531
Short Duration Fund	—	45,659,377
Strategic Income Fund*	111,933,920	306,271,255
Sustainable Municipal Bond Fund	3,100,620	4,598,877
Total Return Bond Fund	124,742,615	174,439,354
World Bond Fund	49,164,335	125,344,222

*	Future utilization of losses are subject to limitation under current tax laws.
During the year ended October 31, 2025, Floating Rate Fund utilized $3,999,616, High Yield Fund utilized $1,828,856, Inflation Plus Fund utilized $523,665, Low Duration High Income Fund utilized $1,375,335, Core Fixed Income Fund utilized $138,396, Emerging Markets Multi-Sector Bond Fund utilized $517,999, Strategic Income Fund utilized $51,494,224 and Total Return Bond Fund utilized $12,572,626 of prior year capital loss carryforwards, respectively.
The Dynamic Bond Fund had no capital loss carryforwards for U.S. federal tax purposes as of October 31, 2025.

259

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 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

c)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2026 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dynamic Bond Fund	$3,841,995,908	$11,986,961	$(21,250,475)	$(9,263,514)
Emerging Markets Local Debt Fund	20,077,435	1,420,233	(1,133,670)	286,563
Floating Rate Fund	825,321,382	9,157,470	(41,752,277)	(32,594,807)
High Yield Fund	456,220,331	8,250,463	(7,394,596)	855,867
Inflation Plus Fund	353,372,911	6,815,674	(10,244,752)	(3,429,078)
Low Duration High Income Fund	145,305,754	1,556,009	(4,146,717)	(2,590,708)
Municipal Opportunities Fund	2,035,662,837	27,906,261	(30,130,952)	(2,224,691)
Municipal Short Duration Fund	38,095,156	273,485	(120,428)	153,057
Core Fixed Income Fund	74,784,866	526,089	(1,454,528)	(928,439)
Emerging Markets Multi-Sector Bond Fund	29,313,048	1,535,061	(1,195,418)	339,643
Tax-Aware Bond Fund	695,026,683	5,710,340	(12,801,378)	(7,091,038)
Short Duration Fund	2,250,842,687	19,238,369	(31,542,317)	(12,303,948)
Strategic Income Fund	5,353,730,902	112,469,804	(164,596,591)	(52,126,787)
Sustainable Municipal Bond Fund	72,727,717	805,664	(2,305,853)	(1,500,189)
Total Return Bond Fund	5,244,613,023	38,436,314	(255,562,065)	(217,125,751)
World Bond Fund	4,498,479,211	217,932,842	(237,935,766)	(20,002,924)
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund's investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Insurance Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund.  HFMC has entered into sub-advisory agreements with each of Wellington Management Company LLP (“Wellington Management”) and Schroder Investment Management North America Inc. (“SIMNA”). Wellington Management serves as a sub-adviser to each of Dynamic Bond Fund, Emerging Markets Local Debt Fund, Floating Rate Fund, High Yield Fund, Inflation Plus Fund, Low Duration High Income Fund, Municipal Opportunities Fund, Municipal Short Duration Fund, Short Duration Fund, Strategic Income Fund, Sustainable Municipal Bond Fund, Total Return Bond Fund, and World Bond Fund (each a “Wellington Sub-Advised Fund” and collectively, the “Wellington Sub-Advised Funds”). Wellington Management performs the daily investment of the assets for the Wellington Sub-Advised Funds. SIMNA serves as the sub-adviser to each of Core Fixed Income Fund, Emerging Markets Multi-Sector Bond Fund, and Tax-Aware Bond Fund (each a “Schroders Sub-Advised Fund” and collectively, the “Schroders Sub-Advised Funds”), and Schroder Investment Management North America Limited ("SIMNA Ltd."), an affiliate of SIMNA, serves as a sub-sub-adviser to each of the Emerging Markets Multi-Sector Bond Fund and Tax-Aware Bond Fund. SIMNA performs the daily investment of the assets for the Schroders Sub-Advised Funds, and SIMNA may allocate assets to or from SIMNA Ltd. in connection with the daily investment of the assets for the Schroders Sub-Advised Funds. HFMC pays a sub-advisory fee to the respective sub-adviser out of its management fee. SIMNA pays the sub-sub-advisory fees to SIMNA Ltd. out of the sub-advisory fees received from HFMC.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2026; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
Dynamic Bond Fund	0.5500% on first $1 billion and;
0.5400% over $1 billion
Emerging Markets Local Debt Fund	0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6900% over $1 billion
Floating Rate Fund	0.6500% on first $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2.5 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion
High Yield Fund	0.5000% on first $1 billion and;
0.4500% on next $4 billion and;
0.4400% on next $5 billion and;
0.4350% over $10 billion

260

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Fund	Management Fee Rates
Inflation Plus Fund	0.3900% on first $500 million and;
0.3800% on next $500 million and;
0.3750% on next $1.5 billion and;
0.3700% on next $2.5 billion and;
0.3675% on next $5 billion and;
0.3650% over $10 billion
Low Duration High Income Fund	0.6000% on first $1 billion and;
0.5500% on next $4 billion and;
0.5300% over $5 billion
Municipal Opportunities Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion
Municipal Short Duration Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion
Core Fixed Income Fund	0.3200% on first $500 million and;
0.3000% on next $500 million and;
0.2800% over $1 billion
Emerging Markets Multi-Sector Bond Fund	0.4000% on first $1 billion and;
0.3900% over $1 billion
Tax-Aware Bond Fund	0.4500% on first $1 billion and;
0.4300% on next $4 billion and;
0.4250% on next $5 billion and;
0.4200% over $10 billion
Short Duration Fund	0.4100% on the first $500 million and;
0.3700% on the next $500 million and;
0.3650% on the next $1.5 billion and;
0.3600% on the next $2.5 billion and;
0.3500% on the next $5 billion and;
0.3400% over $10 billion
Strategic Income Fund	0.5500% on first $500 million and;
0.5000% on next $500 million and;
0.4750% on next $1.5 billion and;
0.4650% on next $2.5 billion and;
0.4550% on next $5 billion and;
0.4450% over $10 billion
Sustainable Municipal Bond Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion
Total Return Bond Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2600% on next $4 billion and;
0.2500% over $5 billion
World Bond Fund	0.6800% on first $250 million and;
0.6300% on next $250 million and;
0.5800% on next $2 billion and;
0.5300% on next $2.5 billion and;
0.4750% on next $5 billion and;
0.4500% over $10 billion
b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street. In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable

261

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)
Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2026, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) through February 28, 2027 (unless the applicable Board of Directors approves its earlier termination) as follows for the following Funds:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Emerging Markets Local Debt Fund	1.18%	1.93%	0.93%	1.48%	1.18%	0.88%	N/A	0.88%	0.83%	N/A
Floating Rate Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A	N/A
High Yield Fund	0.95%	1.75%	0.69%	1.27%	0.97%	0.67%	0.55%	0.66%	0.55%	N/A
Inflation Plus Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A	N/A
Low Duration High Income Fund	1.00%	1.75%	0.75%	1.32%	1.02%	0.72%	N/A	0.72%	0.65%	N/A
Municipal Short Duration Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%	N/A
Core Fixed Income Fund	N/A	N/A	0.51%	1.06%	0.76%	0.46%	N/A	0.40%	0.36%	0.36%
Emerging Markets Multi-Sector Bond Fund	0.90%	1.70%	0.60%	1.17%	0.87%	0.57%	N/A	0.55%	0.45%	0.45%
Tax-Aware Bond Fund	0.71%	1.59%	0.49%	N/A	N/A	N/A	N/A	0.56%	0.46%	0.46%
Short Duration Fund(1)	1.00%	1.75%	0.75%	N/A	N/A	N/A	N/A	0.75%	N/A	N/A
Sustainable Municipal Bond Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%	N/A
Total Return Bond Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A	N/A

(1)
Expense limitation arrangements described above for certain classes of shares of each of Floating Rate Fund, Inflation Plus Fund, Short Duration Fund and Total Return
Bond Fund extend beyond February 28, 2027. Please see the Funds’ statement of additional information for more information.

From November 1, 2025 through February 27, 2026, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) as follows for the following Funds:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R5	Class R6	Class Y	Class F
Dynamic Bond Fund	1.05%	1.85%	0.69%	0.70%	0.60%	0.70%	0.60%
d)
Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the six-month period ended April 30, 2026, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. For the six-month period ended April 30, 2026, the amount of fees recaptured did not impact the ratio of expenses to average net assets in the financial highlights.

262

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

e)
Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2026, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:
Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Dynamic Bond Fund	$189,521	$6,462
Emerging Markets Local Debt Fund	1,200	12,059
Floating Rate Fund	20,468	1,287
High Yield Fund	134,209	3,793
Inflation Plus Fund	15,230	377
Low Duration High Income Fund	6,262	10
Municipal Opportunities Fund	187,756	968
Municipal Short Duration Fund	26,298	59
Emerging Markets Multi-Sector Bond Fund	260	—
Tax-Aware Bond Fund	34,828	2,557
Short Duration Fund	205,333	35,655
Strategic Income Fund	205,078	4,068
Sustainable Municipal Bond Fund	11,895	1
Total Return Bond Fund	333,342	6,958
World Bond Fund	84,917	4,221
The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class  R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine.  Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable share class of the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)
Remuneration Paid to Directors and Officers – For the six-month period ended April 30, 2026, the remuneration paid to directors is disclosed in the Statements of Operations under the caption "Board of Directors' fees." The Funds pay a portion of each Company's chief compliance officer’s ("CCO") compensation, but otherwise do not pay salaries or compensation to any of their officers or directors who are employed by HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2026, the compensation paid to the CCO is included on the Statements of Operations as “Chief Compliance Officer fees”.
g)
Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company's Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds

263

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Management Group, Inc. ("HFMG"), allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.250%
Class C	0.250%
Class I	0.200%
Class R3	0.220%
Class R4	0.170%
Class R5	0.120%
Class R6	0.004%
Class Y	0.110%
Class F	0.004%
Class SDR	0.004%
Effective February 27, 2026, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for the share classes of the Funds listed below through February 28, 2027, unless the applicable Board of Directors approves its earlier termination, as follows:
Fund	Class A	Class I
Dynamic Bond Fund	N/A	0.111%
Inflation Plus Fund	0.145%	N/A
Municipal Opportunities Fund	N/A	0.122%
Short Duration Fund	0.104%	0.083%
Total Return Bond Fund	N/A	0.082%
From November 1, 2025 through February 27, 2026, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class A	Class I
Inflation Plus Fund	0.125%	N/A
Short Duration Fund	0.098%	0.075%
Strategic Income Fund	N/A	0.108%
Total Return Bond Fund	N/A	0.065%

Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended April 30, 2026, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Dynamic Bond Fund	0.07%	0.10%	0.10%	N/A	N/A	0.12%	0.00%*	0.11%	0.00%*	N/A
Emerging Markets Local Debt Fund	0.20%	0.25%	0.14%	0.22%	0.17%	0.11%	N/A	0.08%	0.00%*	N/A
Floating Rate Fund	0.12%	0.13%	0.11%	0.22%	0.17%	0.12%	N/A	0.11%	0.00%*	N/A
High Yield Fund	0.16%	0.17%	0.12%	0.22%	0.17%	0.10%	0.00%*	0.10%	0.00%*	N/A
Inflation Plus Fund	0.13%	0.14%	0.14%	0.21%	0.17%	0.10%	N/A	0.09%	0.00%*	N/A
Low Duration High Income Fund	0.14%	0.15%	0.08%	0.22%	0.17%	0.11%	N/A	0.10%	0.00%*	N/A
Municipal Opportunities Fund	0.06%	0.09%	0.11%	N/A	N/A	N/A	N/A	0.10%	0.00%*	N/A
Municipal Short Duration Fund	0.05%	0.24%	0.12%	N/A	N/A	N/A	N/A	N/A	0.00%*	N/A
Core Fixed Income Fund	N/A	N/A	0.18%	0.18%	0.17%	0.11%	N/A	0.09%	0.00%*	0.00%*
Emerging Markets Multi-Sector Bond Fund	0.16%	0.16%	0.08%	0.22%	0.17%	0.12%	N/A	0.00%*	0.00%	0.00%*
Tax-Aware Bond Fund	0.07%	0.12%	0.12%	N/A	N/A	N/A	N/A	0.11%	0.00%*	0.00%*
Short Duration Fund	0.10%	0.11%	0.08%	0.20%	0.10%	0.12%	0.00%*	0.11%	0.00%*	N/A
Strategic Income Fund	0.11%	0.08%	0.10%	0.22%	0.17%	0.10%	0.00%*	0.11%	0.00%*	N/A
Sustainable Municipal Bond Fund	0.07%	0.19%	0.16%	N/A	N/A	N/A	N/A	N/A	0.00%*	N/A
Total Return Bond Fund	0.11%	0.25%	0.07%	0.22%	0.16%	0.12%	0.00%*	0.08%	0.00%*	N/A
World Bond Fund	0.14%	0.12%	0.11%	0.22%	0.17%	0.11%	0.00%*	0.11%	0.00%*	N/A

*	Percentage rounds to zero.

264

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

8.
Securities Lending:
A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous. Each of the Floating Rate Fund and the High Yield Fund do not currently engage in securities lending.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of April 30, 2026.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Dynamic Bond Fund	$56,432,487	$57,574,085	$572,760 (2)
Emerging Markets Local Debt Fund	44,828	47,232	—
Inflation Plus Fund	597,488	618,213	—
Low Duration High Income Fund	2,151,631	1,737,803	481,275 (2)
Municipal Opportunities Fund	—	—	—
Municipal Short Duration Fund	—	—	—
Core Fixed Income Fund	419,885	344,250	91,683 (2)
Emerging Markets Multi-Sector Bond Fund	41,922	42,975	—
Tax-Aware Bond Fund	—	—	—
Short Duration Fund	2,341,367	2,398,495	—
Strategic Income Fund	252,380,456	202,671,058	58,577,596 (2)
Sustainable Municipal Bond Fund	—	—	—
Total Return Bond Fund	26,389,573	21,255,961	6,023,710 (2)
World Bond Fund	9,532,857	8,242,723	1,671,528 (2)

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing.

(2)	The non-cash collateral consisted of U.S. Government securities.

265

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

9.
Affiliate Holdings:
As of April 30, 2026, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Dynamic Bond Fund	—	—	—	N/A	N/A	100%	1%	—	0%*	N/A
Emerging Markets Local Debt Fund	—	—	—	100%	100%	100%	N/A	—	—	N/A
High Yield Fund	—	—	—	—	—	—	1%	—	—	N/A
Inflation Plus Fund	—	—	—	0%*	—	—	N/A	—	—	N/A
Low Duration High Income Fund	—	—	—	2%	—	—	N/A	—	—	N/A
Municipal Short Duration Fund	—	—	—	N/A	N/A	N/A	N/A	N/A	0%*	N/A
Core Fixed Income Fund	N/A	N/A	1%	44%	100%	100%	N/A	—	0%*	—
Emerging Markets Multi-Sector Bond Fund	—	—	—	99%	100%	100%	N/A	0%*	52%	0%*
Tax-Aware Bond Fund	—	—	—	N/A	N/A	N/A	N/A	100%	—	—
Short Duration Fund	—	—	—	—	—	0%*	0%*	—	—	N/A

*	Percentage rounds to zero.

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Dynamic Bond Fund	—	—	—	N/A	N/A	0%*	0%*	—	0%*	N/A
Emerging Markets Local Debt Fund	—	—	—	0%*	0%*	0%*	N/A	—	—	N/A
High Yield Fund	—	—	—	—	—	—	0%*	—	—	N/A
Inflation Plus Fund	—	—	—	0%*	—	—	N/A	—	—	N/A
Low Duration High Income Fund	—	—	—	0%*	—	—	N/A	—	—	N/A
Municipal Short Duration Fund	—	—	—	N/A	N/A	N/A	N/A	N/A	0%*	N/A
Core Fixed Income Fund	N/A	N/A	0%*	0%*	0%*	0%*	N/A	—	0%*	—
Emerging Markets Multi-Sector Bond Fund	—	—	—	0%*	0%*	0%*	N/A	0%*	0%*	0%*
Tax-Aware Bond Fund	—	—	—	N/A	N/A	N/A	N/A	0%*	—	—
Short Duration Fund	—	—	—	—	—	0%*	0%*	—	—	N/A

*	Percentage rounds to zero.
As of April 30, 2026, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund*
High Yield Fund	1%
Inflation Plus Fund	27%
Core Fixed Income Fund	69%
Strategic Income Fund	1%
Total Return Bond Fund	1%
World Bond Fund	2%

*	As of April 30, 2026, affiliated funds of funds and the 529 plan were invested in Class F shares.

266

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

10.
Investment Transactions:
For the six-month period ended April 30, 2026, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Dynamic Bond Fund	$3,672,163,264	$2,904,662,291	$11,628,761,117	$11,837,816,535	$15,300,924,381	$14,742,478,826
Emerging Markets Local Debt Fund	8,670,658	17,692,532	—	—	8,670,658	17,692,532
Floating Rate Fund	136,058,437	251,863,216	—	—	136,058,437	251,863,216
High Yield Fund	218,219,902	207,018,161	—	—	218,219,902	207,018,161
Inflation Plus Fund	52,576,317	41,922,176	87,760,341	96,507,732	140,336,658	138,429,908
Low Duration High Income Fund	14,987,757	13,958,259	1,184,849	2,211,694	16,172,606	16,169,953
Municipal Opportunities Fund	313,401,538	201,012,221	5,816,275	24,443	319,217,813	201,036,664
Municipal Short Duration Fund	3,909,687	3,299,866	—	—	3,909,687	3,299,866
Core Fixed Income Fund	12,053,884	14,110,706	29,091,582	29,507,159	41,145,466	43,617,865
Emerging Markets Multi-Sector Bond Fund	32,595,538	36,023,895	—	—	32,595,538	36,023,895
Tax-Aware Bond Fund	47,242,343	198,507,020	133,709,629	80,683,721	180,951,972	279,190,741
Short Duration Fund	866,408,864	695,157,262	641,521,426	612,638,769	1,507,930,290	1,307,796,031
Strategic Income Fund	1,787,703,263	1,216,214,320	304,900,340	328,433,480	2,092,603,603	1,544,647,800
Sustainable Municipal Bond Fund	4,277,554	6,774,791	873,753	5,864	5,151,307	6,780,655
Total Return Bond Fund	1,014,495,685	1,281,354,902	813,118,741	667,992,629	1,827,614,426	1,949,347,531
World Bond Fund	2,229,848,313	1,413,581,225	71,870,049	122,710,219	2,301,718,362	1,536,291,444
11.
Capital Share Transactions:
The following information is for the six-month period ended April 30, 2026 and the year ended October 31, 2025:
	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Dynamic Bond Fund
Class A
Shares Sold	2,887,437	$29,628,212	5,975,360	$61,412,876
Shares Issued for Reinvested Dividends	271,617	2,778,086	236,325	2,430,873
Shares Redeemed	(1,281,779)	(13,105,813)	(1,518,404)	(15,612,306)
Net Increase (Decrease)	1,877,275	19,300,485	4,693,281	48,231,443
Class C
Shares Sold	342,471	$3,521,701	1,034,119	$10,639,717
Shares Issued for Reinvested Dividends	52,691	538,933	52,666	541,104
Shares Redeemed	(193,858)	(1,987,552)	(281,712)	(2,896,446)
Net Increase (Decrease)	201,304	2,073,082	805,073	8,284,375
Class I
Shares Sold	66,408,586	$681,014,134	197,515,488	$2,027,635,363
Shares Issued for Reinvested Dividends	8,855,729	90,498,566	8,340,013	85,691,225
Shares Redeemed	(67,708,054)	(691,033,995)	(50,137,018)	(514,691,768)
Net Increase (Decrease)	7,556,261	80,478,705	155,718,483	1,598,634,820
Class R5
Shares Issued for Reinvested Dividends	369	$3,773	526	$5,397
Net Increase (Decrease)	369	3,773	526	5,397
Class R6
Shares Sold	1,182,313	$12,236,367	1,039	$10,637
Shares Issued for Reinvested Dividends	36,824	375,359	984	10,077
Shares Redeemed	(148,503)	(1,515,734)	(57)	(588)
Net Increase (Decrease)	1,070,634	11,095,992	1,966	20,126
Class Y
Shares Sold	368,381	$3,779,386	2,629,083	$26,948,549
Shares Issued for Reinvested Dividends	82,053	839,012	194,547	1,992,085
Shares Redeemed	(929,753)	(9,480,938)	(3,797,380)	(38,773,475)
Net Increase (Decrease)	(479,319)	(4,862,540)	(973,750)	(9,832,841)

267

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class F
Shares Sold	26,344,584	$269,293,807	47,632,860	$488,494,057
Shares Issued for Reinvested Dividends	2,220,660	22,616,631	1,278,622	13,130,851
Shares Redeemed	(7,132,800)	(72,623,150)	(4,640,617)	(47,547,803)
Net Increase (Decrease)	21,432,444	219,287,288	44,270,865	454,077,105
Total Net Increase (Decrease)	31,658,968	$327,376,785	204,516,444	$2,099,420,425

Emerging Markets Local Debt Fund
Class A
Shares Sold	69,427	$351,158	376,527	$1,750,794
Shares Issued for Reinvested Dividends	28,239	141,976	73,272	345,726
Shares Redeemed	(903,476)	(4,617,699)	(141,031)	(655,482)
Net Increase (Decrease)	(805,810)	(4,124,565)	308,768	1,441,038
Class C
Shares Sold	5,116	$26,423	7,988	$38,152
Shares Issued for Reinvested Dividends	821	4,150	2,466	11,635
Shares Redeemed	(11,190)	(57,203)	(54,593)	(259,153)
Net Increase (Decrease)	(5,253)	(26,630)	(44,139)	(209,366)
Class I
Shares Sold	96,002	$485,458	189,533	$894,381
Shares Issued for Reinvested Dividends	19,665	97,793	44,939	209,050
Shares Redeemed	(270,528)	(1,340,337)	(412,728)	(1,891,657)
Net Increase (Decrease)	(154,861)	(757,086)	(178,256)	(788,226)
Class R3
Shares Issued for Reinvested Dividends	58	$292	107	$508
Net Increase (Decrease)	58	292	107	508
Class R4
Shares Issued for Reinvested Dividends	64	$320	124	$583
Net Increase (Decrease)	64	320	124	583
Class R5
Shares Issued for Reinvested Dividends	80	$373	159	$706
Net Increase (Decrease)	80	373	159	706
Class Y
Shares Sold	27,524	$134,393	699,079	$3,318,260
Shares Issued for Reinvested Dividends	71,213	350,558	131,514	609,362
Shares Redeemed	(405,102)	(2,027,382)	(597,211)	(2,692,867)
Net Increase (Decrease)	(306,365)	(1,542,431)	233,382	1,234,755
Class F
Shares Sold	86,110	$428,480	127,366	$596,849
Shares Issued for Reinvested Dividends	17,081	84,835	49,805	231,801
Shares Redeemed	(422,400)	(2,111,303)	(180,650)	(853,667)
Net Increase (Decrease)	(319,209)	(1,597,988)	(3,479)	(25,017)
Total Net Increase (Decrease)	(1,591,296)	$(8,047,715)	316,666	$1,654,981

Floating Rate Fund
Class A
Shares Sold	1,405,892	$10,681,358	3,126,340	$24,451,326
Shares Issued for Reinvested Dividends	1,956,779	14,843,791	3,958,621	30,921,856
Shares Redeemed	(7,863,434)	(59,911,624)	(12,859,795)	(100,418,119)
Net Increase (Decrease)	(4,500,763)	(34,386,475)	(5,774,834)	(45,044,937)
Class C
Shares Sold	127,934	$984,227	755,706	$5,983,805
Shares Issued for Reinvested Dividends	121,717	935,119	261,764	2,071,155
Shares Redeemed	(815,116)	(6,272,545)	(2,041,316)	(16,130,103)
Net Increase (Decrease)	(565,465)	(4,353,199)	(1,023,846)	(8,075,143)

268

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class I
Shares Sold	6,205,515	$46,704,388	10,778,518	$83,427,725
Shares Issued for Reinvested Dividends	1,446,635	10,825,964	3,331,022	25,702,159
Shares Redeemed	(14,829,465)	(111,245,191)	(31,277,973)	(240,569,922)
Net Increase (Decrease)	(7,177,315)	(53,714,839)	(17,168,433)	(131,440,038)
Class R3
Shares Sold	1,962	$15,081	7,572	$59,823
Shares Issued for Reinvested Dividends	6,514	49,874	14,712	116,075
Shares Redeemed	(11,615)	(90,146)	(175,140)	(1,392,426)
Net Increase (Decrease)	(3,139)	(25,191)	(152,856)	(1,216,528)
Class R4
Shares Sold	7,685	$59,047	15,826	$123,259
Shares Issued for Reinvested Dividends	7,437	56,346	14,646	114,276
Shares Redeemed	(11,796)	(89,964)	(74,383)	(582,202)
Net Increase (Decrease)	3,326	25,429	(43,911)	(344,667)
Class R5
Shares Sold	3,816	$28,750	10,388	$80,051
Shares Issued for Reinvested Dividends	5,854	43,880	10,859	83,843
Shares Redeemed	(25,874)	(191,936)	(15,871)	(122,434)
Net Increase (Decrease)	(16,204)	(119,306)	5,376	41,460
Class Y
Shares Sold	445,480	$3,320,593	1,599,048	$12,345,723
Shares Issued for Reinvested Dividends	162,054	1,207,619	315,755	2,427,109
Shares Redeemed	(312,091)	(2,335,205)	(2,252,351)	(17,326,725)
Net Increase (Decrease)	295,443	2,193,007	(337,548)	(2,553,893)
Class F
Shares Sold	211,336	$1,570,499	700,519	$5,390,095
Shares Issued for Reinvested Dividends	129,396	962,382	319,897	2,455,475
Shares Redeemed	(1,182,512)	(8,793,757)	(4,328,967)	(33,153,404)
Net Increase (Decrease)	(841,780)	(6,260,876)	(3,308,551)	(25,307,834)
Total Net Increase (Decrease)	(12,805,897)	$(96,641,450)	(27,804,603)	$(213,941,580)

High Yield Fund
Class A
Shares Sold	2,272,978	$16,268,017	4,311,269	$30,385,676
Shares Issued for Reinvested Dividends	1,031,006	7,357,744	2,089,652	14,758,002
Shares Redeemed	(3,791,522)	(27,117,903)	(6,111,255)	(43,042,240)
Net Increase (Decrease)	(487,538)	(3,492,142)	289,666	2,101,438
Class C
Shares Sold	12,550	$89,613	85,838	$605,180
Shares Issued for Reinvested Dividends	28,299	201,454	62,333	438,952
Shares Redeemed	(114,181)	(813,764)	(329,677)	(2,306,961)
Net Increase (Decrease)	(73,332)	(522,697)	(181,506)	(1,262,829)
Class I
Shares Sold	810,406	$5,754,940	1,552,628	$10,864,277
Shares Issued for Reinvested Dividends	164,957	1,169,292	314,701	2,208,407
Shares Redeemed	(624,934)	(4,434,566)	(1,590,793)	(11,143,732)
Net Increase (Decrease)	350,429	2,489,666	276,536	1,928,952
Class R3
Shares Sold	32,602	$234,384	25,199	$178,152
Shares Issued for Reinvested Dividends	4,668	33,327	10,388	73,405
Shares Redeemed	(34,144)	(244,319)	(70,914)	(500,588)
Net Increase (Decrease)	3,126	23,392	(35,327)	(249,031)
Class R4
Shares Sold	2,888	$20,692	18,226	$128,724
Shares Issued for Reinvested Dividends	2,318	16,570	5,157	36,496
Shares Redeemed	(9,807)	(69,962)	(92,469)	(649,518)
Net Increase (Decrease)	(4,601)	(32,700)	(69,086)	(484,298)

269

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	26,330	$186,713	12,607	$86,665
Shares Issued for Reinvested Dividends	2,570	18,117	4,512	31,494
Shares Redeemed	(8,486)	(60,396)	(37,639)	(261,366)
Net Increase (Decrease)	20,414	144,434	(20,520)	(143,207)
Class R6
Shares Sold	23,236	$162,044	44,626	$310,045
Shares Issued for Reinvested Dividends	4,744	32,991	8,203	56,495
Shares Redeemed	(12,767)	(89,104)	(42,517)	(291,670)
Net Increase (Decrease)	15,213	105,931	10,312	74,870
Class Y
Shares Sold	197,484	$1,392,059	244,895	$1,691,839
Shares Issued for Reinvested Dividends	4,169	29,190	9,145	63,322
Shares Redeemed	(157,353)	(1,113,433)	(278,953)	(1,928,132)
Net Increase (Decrease)	44,300	307,816	(24,913)	(172,971)
Class F
Shares Sold	2,961,613	$20,855,020	4,958,535	$34,520,521
Shares Issued for Reinvested Dividends	720,109	5,061,335	1,323,526	9,215,541
Shares Redeemed	(2,433,293)	(17,105,580)	(3,968,572)	(27,508,656)
Net Increase (Decrease)	1,248,429	8,810,775	2,313,489	16,227,406
Total Net Increase (Decrease)	1,116,440	$7,834,475	2,558,651	$18,020,330

Inflation Plus Fund
Class A
Shares Sold	248,367	$2,566,306	660,584	$6,722,894
Shares Issued for Reinvested Dividends	191,790	1,971,741	369,227	3,754,637
Shares Redeemed	(1,170,954)	(12,091,112)	(2,531,747)	(25,608,740)
Net Increase (Decrease)	(730,797)	(7,553,065)	(1,501,936)	(15,131,209)
Class C
Shares Sold	189,199	$1,866,845	52,777	$512,992
Shares Issued for Reinvested Dividends	8,854	87,129	14,365	140,026
Shares Redeemed	(70,923)	(700,279)	(321,710)	(3,109,500)
Net Increase (Decrease)	127,130	1,253,695	(254,568)	(2,456,482)
Class I
Shares Sold	1,060,105	$11,240,953	2,244,055	$23,601,379
Shares Issued for Reinvested Dividends	65,912	694,859	81,123	847,519
Shares Redeemed	(1,317,647)	(13,928,657)	(1,132,468)	(11,655,147)
Net Increase (Decrease)	(191,630)	(1,992,845)	1,192,710	12,793,751
Class R3
Shares Sold	257,187	$2,591,346	393,332	$3,891,318
Shares Issued for Reinvested Dividends	31,806	318,840	59,043	585,924
Shares Redeemed	(278,271)	(2,801,781)	(941,460)	(9,319,286)
Net Increase (Decrease)	10,722	108,405	(489,085)	(4,842,044)
Class R4
Shares Sold	55,798	$577,708	118,910	$1,205,279
Shares Issued for Reinvested Dividends	5,691	58,566	11,394	116,020
Shares Redeemed	(69,424)	(715,853)	(173,371)	(1,774,795)
Net Increase (Decrease)	(7,935)	(79,579)	(43,067)	(453,496)
Class R5
Shares Sold	177,356	$1,868,910	440,627	$4,577,462
Shares Issued for Reinvested Dividends	12,595	132,194	17,549	182,310
Shares Redeemed	(72,215)	(762,158)	(209,534)	(2,173,841)
Net Increase (Decrease)	117,736	1,238,946	248,642	2,585,931
Class Y
Shares Sold	934,889	$9,927,117	2,360,908	$24,821,295
Shares Issued for Reinvested Dividends	76,415	807,615	76,389	801,165
Shares Redeemed	(284,853)	(3,025,984)	(350,900)	(3,655,493)
Net Increase (Decrease)	726,451	7,708,748	2,086,397	21,966,967

270

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class F
Shares Sold	1,961,053	$20,771,601	3,199,456	$33,216,764
Shares Issued for Reinvested Dividends	198,704	2,095,203	369,764	3,853,966
Shares Redeemed	(1,936,558)	(20,496,883)	(3,695,622)	(38,350,985)
Net Increase (Decrease)	223,199	2,369,921	(126,402)	(1,280,255)
Total Net Increase (Decrease)	274,876	$3,054,226	1,112,691	$13,183,163

Low Duration High Income Fund
Class A
Shares Sold	296,644	$2,658,310	1,000,314	$8,991,940
Shares Issued for Reinvested Dividends	216,939	1,938,238	409,479	3,685,411
Shares Redeemed	(598,480)	(5,350,056)	(1,634,953)	(14,712,496)
Net Increase (Decrease)	(84,897)	(753,508)	(225,160)	(2,035,145)
Class C
Shares Sold	98,969	$896,925	66,254	$603,777
Shares Issued for Reinvested Dividends	16,253	146,866	37,110	337,795
Shares Redeemed	(161,877)	(1,463,810)	(438,402)	(3,982,734)
Net Increase (Decrease)	(46,655)	(420,019)	(335,038)	(3,041,162)
Class I
Shares Sold	830,219	$7,347,650	1,547,052	$13,721,699
Shares Issued for Reinvested Dividends	233,952	2,064,888	417,220	3,708,799
Shares Redeemed	(1,395,139)	(12,311,805)	(1,684,330)	(14,955,851)
Net Increase (Decrease)	(330,968)	(2,899,267)	279,942	2,474,647
Class R3
Shares Sold	4,713	$42,600	29,786	$270,107
Shares Issued for Reinvested Dividends	449	4,035	683	6,179
Shares Redeemed	(13,675)	(121,167)	(25,177)	(228,552)
Net Increase (Decrease)	(8,513)	(74,532)	5,292	47,734
Class R4
Shares Sold	62	$551	284	$2,543
Shares Issued for Reinvested Dividends	188	1,674	384	3,453
Shares Redeemed	(114)	(1,000)	(3,836)	(34,473)
Net Increase (Decrease)	136	1,225	(3,168)	(28,477)
Class R5
Shares Sold	105,103	$922,482	165,102	$1,453,458
Shares Issued for Reinvested Dividends	41,681	366,972	70,628	626,703
Shares Redeemed	(27,805)	(242,544)	(93,144)	(826,659)
Net Increase (Decrease)	118,979	1,046,910	142,586	1,253,502
Class Y
Shares Sold	175,660	$1,538,887	596,277	$5,304,101
Shares Issued for Reinvested Dividends	18,632	164,166	35,052	311,407
Shares Redeemed	(72,503)	(637,526)	(619,781)	(5,513,051)
Net Increase (Decrease)	121,789	1,065,527	11,548	102,457
Class F
Shares Sold	324,057	$2,850,831	253,756	$2,254,773
Shares Issued for Reinvested Dividends	74,833	659,791	133,811	1,188,917
Shares Redeemed	(187,281)	(1,650,351)	(325,336)	(2,887,397)
Net Increase (Decrease)	211,609	1,860,271	62,231	556,293
Total Net Increase (Decrease)	(18,520)	$(173,393)	(61,767)	$(670,151)

Municipal Opportunities Fund
Class A
Shares Sold	6,503,176	$54,809,410	8,103,590	$67,248,228
Shares Issued for Reinvested Dividends	746,326	6,287,629	1,458,747	12,106,842
Shares Redeemed	(5,632,430)	(47,484,794)	(11,565,799)	(95,862,427)
Net Increase (Decrease)	1,617,072	13,612,245	(2,003,462)	(16,507,357)

271

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class C
Shares Sold	102,026	$858,630	174,239	$1,448,758
Shares Issued for Reinvested Dividends	17,091	144,100	38,924	323,520
Shares Redeemed	(202,089)	(1,704,394)	(898,393)	(7,459,505)
Net Increase (Decrease)	(82,972)	(701,664)	(685,230)	(5,687,227)
Class I
Shares Sold	14,759,000	$124,354,404	45,985,321	$380,526,454
Shares Issued for Reinvested Dividends	1,549,262	13,056,941	3,675,676	30,505,218
Shares Redeemed	(12,564,364)	(105,824,578)	(85,210,013)	(704,504,968)
Net Increase (Decrease)	3,743,898	31,586,767	(35,549,016)	(293,473,296)
Class Y
Shares Sold	2,550,903	$21,477,034	33,539,590	$276,883,372
Shares Issued for Reinvested Dividends	553,543	4,661,594	291,378	2,431,021
Shares Redeemed	(2,434,250)	(20,493,703)	(1,639,267)	(13,651,404)
Net Increase (Decrease)	670,196	5,644,925	32,191,701	265,662,989
Class F
Shares Sold	9,424,300	$79,291,910	21,753,113	$179,832,773
Shares Issued for Reinvested Dividends	1,086,278	9,136,768	1,831,534	15,182,183
Shares Redeemed	(4,763,205)	(40,044,451)	(12,689,870)	(104,869,839)
Net Increase (Decrease)	5,747,373	48,384,227	10,894,777	90,145,117
Total Net Increase (Decrease)	11,695,567	$98,526,500	4,848,770	$40,140,226

Municipal Short Duration Fund
Class A
Shares Sold	415,534	$4,180,746	829,345	$8,242,067
Shares Issued for Reinvested Dividends	33,541	337,662	64,726	644,887
Shares Redeemed	(397,231)	(4,008,697)	(982,489)	(9,775,568)
Net Increase (Decrease)	51,844	509,711	(88,418)	(888,614)
Class C
Shares Sold	—	$—	1,964	$19,500
Shares Issued for Reinvested Dividends	162	1,646	366	3,651
Shares Redeemed	(1,133)	(11,445)	(7,819)	(78,104)
Net Increase (Decrease)	(971)	(9,799)	(5,489)	(54,953)
Class I
Shares Sold	52,074	$522,820	133,201	$1,324,801
Shares Issued for Reinvested Dividends	6,621	66,317	11,446	113,593
Shares Redeemed	(100,362)	(1,005,883)	(62,156)	(617,455)
Net Increase (Decrease)	(41,667)	(416,746)	82,491	820,939
Class F
Shares Sold	159,625	$1,600,606	255,698	$2,536,741
Shares Issued for Reinvested Dividends	9,791	98,062	17,373	172,395
Shares Redeemed	(78,023)	(782,523)	(209,407)	(2,076,623)
Net Increase (Decrease)	91,393	916,145	63,664	632,513
Total Net Increase (Decrease)	100,599	$999,311	52,248	$509,885

Core Fixed Income Fund
Class I
Shares Sold	13,309	$114,921	84,241	$715,834
Shares Issued for Reinvested Dividends	3,133	27,215	8,186	70,207
Shares Redeemed	(25,472)	(221,409)	(114,779)	(991,271)
Net Increase (Decrease)	(9,030)	(79,273)	(22,352)	(205,230)
Class R3
Shares Sold	1,428	$12,481	—	$—
Shares Issued for Reinvested Dividends	25	218	41	356
Shares Redeemed	(1)	(6)	—	—
Net Increase (Decrease)	1,452	12,693	41	356

272

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	3	$25	—	$—
Shares Issued for Reinvested Dividends	23	200	45	393
Net Increase (Decrease)	26	225	45	393
Class R5
Shares Issued for Reinvested Dividends	25	$220	50	$430
Net Increase (Decrease)	25	220	50	430
Class Y
Shares Sold	14,988	$130,667	118,451	$1,019,953
Shares Issued for Reinvested Dividends	11,123	96,472	25,931	222,013
Shares Redeemed	(184,930)	(1,589,283)	(215,432)	(1,844,044)
Net Increase (Decrease)	(158,819)	(1,362,144)	(71,050)	(602,078)
Class F
Shares Sold	495,274	$4,305,797	2,200,415	$18,784,105
Shares Issued for Reinvested Dividends	150,128	1,302,282	329,001	2,819,074
Shares Redeemed	(703,213)	(6,105,463)	(4,325,653)	(36,763,851)
Net Increase (Decrease)	(57,811)	(497,384)	(1,796,237)	(15,160,672)
Class SDR
Shares Sold	349,093	$3,023,206	400,737	$3,421,331
Shares Issued for Reinvested Dividends	627	5,446	1,549	13,256
Shares Redeemed	(382,182)	(3,321,257)	(19,471)	(165,805)
Net Increase (Decrease)	(32,462)	(292,605)	382,815	3,268,782
Total Net Increase (Decrease)	(256,619)	$(2,218,268)	(1,506,688)	$(12,698,019)

Emerging Markets Multi-Sector Bond Fund
Class A
Shares Sold	70,143	$528,670	80,158	$584,229
Shares Issued for Reinvested Dividends	9,354	68,611	14,445	102,952
Shares Redeemed	(9,278)	(69,819)	(51,475)	(371,694)
Net Increase (Decrease)	70,219	527,462	43,128	315,487
Class C
Shares Sold	5,215	$38,333	13,568	$100,000
Shares Issued for Reinvested Dividends	524	3,840	456	3,221
Shares Redeemed	(3,170)	(24,147)	(4,670)	(33,124)
Net Increase (Decrease)	2,569	18,026	9,354	70,097
Class I
Shares Sold	340,631	$2,555,230	66,964	$494,820
Shares Issued for Reinvested Dividends	12,799	93,581	21,171	150,811
Shares Redeemed	(369,503)	(2,726,163)	(112,720)	(798,888)
Net Increase (Decrease)	(16,073)	(77,352)	(24,585)	(153,257)
Class R3
Shares Sold	13	$108	56	$399
Shares Issued for Reinvested Dividends	58	425	248	1,750
Shares Redeemed	(1)	(9)	(4,011)	(28,598)
Net Increase (Decrease)	70	524	(3,707)	(26,449)
Class R4
Shares Issued for Reinvested Dividends	62	$453	120	$857
Net Increase (Decrease)	62	453	120	857
Class R5
Shares Issued for Reinvested Dividends	66	$482	128	$910
Net Increase (Decrease)	66	482	128	910
Class Y
Shares Sold	33,722	$258,000	12,982	$94,756
Shares Issued for Reinvested Dividends	1,397	10,176	18,653	130,135
Shares Redeemed	(7,028)	(52,619)	(478,870)	(3,395,418)
Net Increase (Decrease)	28,091	215,557	(447,235)	(3,170,527)

273

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class F
Shares Sold	1,075	$7,485	—	$—
Shares Issued for Reinvested Dividends	164	1,103	316	2,069
Shares Redeemed	(1,075)	(7,300)	—	—
Net Increase (Decrease)	164	1,288	316	2,069
Class SDR
Shares Sold	366,973	$2,753,658	1,241,274	$9,101,785
Shares Issued for Reinvested Dividends	142,230	1,042,343	199,499	1,420,634
Shares Redeemed	(621,730)	(4,627,482)	(160,025)	(1,159,154)
Net Increase (Decrease)	(112,527)	(831,481)	1,280,748	9,363,265
Total Net Increase (Decrease)	(27,359)	$(145,041)	858,267	$6,402,452

Tax-Aware Bond Fund
Class A
Shares Sold	742,359	$7,487,686	2,464,452	$24,785,460
Shares Issued for Reinvested Dividends	153,830	1,544,088	345,012	3,428,857
Shares Redeemed	(1,468,449)	(14,771,513)	(3,977,256)	(39,450,992)
Net Increase (Decrease)	(572,260)	(5,739,739)	(1,167,792)	(11,236,675)
Class C
Shares Sold	119,885	$1,214,353	285,377	$2,872,928
Shares Issued for Reinvested Dividends	13,538	136,793	28,111	280,502
Shares Redeemed	(217,262)	(2,196,136)	(366,424)	(3,666,708)
Net Increase (Decrease)	(83,839)	(844,990)	(52,936)	(513,278)
Class I
Shares Sold	3,851,781	$38,671,377	23,388,320	$233,765,281
Shares Issued for Reinvested Dividends	647,334	6,482,677	2,230,448	22,200,924
Shares Redeemed	(14,941,609)	(150,002,272)	(62,539,607)	(619,047,981)
Net Increase (Decrease)	(10,442,494)	(104,848,218)	(36,920,839)	(363,081,776)
Class Y
Shares Issued for Reinvested Dividends	21	$213	399	$4,016
Shares Redeemed	—	—	(20,307)	(200,433)
Net Increase (Decrease)	21	213	(19,908)	(196,417)
Class F
Shares Sold	1,781,109	$17,896,752	8,509,786	$84,721,844
Shares Issued for Reinvested Dividends	383,531	3,840,484	977,037	9,706,484
Shares Redeemed	(6,221,787)	(62,339,752)	(12,785,442)	(126,298,602)
Net Increase (Decrease)	(4,057,147)	(40,602,516)	(3,298,619)	(31,870,274)
Class SDR
Shares Sold	6,244	$62,485	451,524	$4,538,943
Shares Issued for Reinvested Dividends	22,315	223,134	77,520	770,620
Shares Redeemed	(114,649)	(1,145,627)	(1,981,117)	(19,654,225)
Net Increase (Decrease)	(86,090)	(860,008)	(1,452,073)	(14,344,662)
Total Net Increase (Decrease)	(15,241,809)	$(152,895,258)	(42,912,167)	$(421,243,082)

Short Duration Fund
Class A
Shares Sold	7,881,193	$77,619,186	15,440,460	$150,902,270
Shares Issued for Reinvested Dividends	1,596,100	15,703,738	3,152,922	30,867,467
Shares Redeemed	(9,611,461)	(94,627,896)	(19,874,938)	(194,164,222)
Net Increase (Decrease)	(134,168)	(1,304,972)	(1,281,556)	(12,394,485)
Class C
Shares Sold	297,685	$2,930,454	702,961	$6,873,297
Shares Issued for Reinvested Dividends	47,891	471,299	100,904	987,807
Shares Redeemed	(448,206)	(4,415,026)	(1,091,555)	(10,676,220)
Net Increase (Decrease)	(102,630)	(1,013,273)	(287,690)	(2,815,116)

274

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class I
Shares Sold	23,240,215	$227,407,930	36,964,129	$359,131,378
Shares Issued for Reinvested Dividends	1,349,015	13,179,902	2,035,034	19,799,401
Shares Redeemed	(16,254,096)	(158,759,928)	(24,855,025)	(241,172,086)
Net Increase (Decrease)	8,335,134	81,827,904	14,144,138	137,758,693
Class R3
Shares Sold	69,633	$686,223	211,919	$2,068,611
Shares Issued for Reinvested Dividends	8,656	85,052	11,586	113,398
Shares Redeemed	(25,602)	(250,578)	(40,035)	(390,477)
Net Increase (Decrease)	52,687	520,697	183,470	1,791,532
Class R4
Shares Sold	5,378	$52,862	32,015	$311,906
Shares Issued for Reinvested Dividends	7,662	75,313	17,340	169,505
Shares Redeemed	(182,483)	(1,799,216)	(37,153)	(361,491)
Net Increase (Decrease)	(169,443)	(1,671,041)	12,202	119,920
Class R5
Shares Sold	14,021	$137,271	39,318	$380,756
Shares Issued for Reinvested Dividends	6,008	58,753	11,440	111,320
Shares Redeemed	(17,000)	(166,325)	(30,252)	(294,206)
Net Increase (Decrease)	3,029	29,699	20,506	197,870
Class R6
Shares Sold	18,233	$176,994	265,848	$2,554,160
Shares Issued for Reinvested Dividends	6,734	65,266	12,181	117,552
Shares Redeemed	(58,896)	(570,427)	(175,003)	(1,682,765)
Net Increase (Decrease)	(33,929)	(328,167)	103,026	988,947
Class Y
Shares Sold	171,075	$1,676,079	468,640	$4,523,566
Shares Issued for Reinvested Dividends	5,995	58,621	24,655	239,606
Shares Redeemed	(515,492)	(5,049,466)	(365,017)	(3,561,348)
Net Increase (Decrease)	(338,422)	(3,314,766)	128,278	1,201,824
Class F
Shares Sold	16,787,681	$163,428,344	31,978,869	$309,279,828
Shares Issued for Reinvested Dividends	1,948,443	18,956,821	3,289,797	31,874,020
Shares Redeemed	(10,480,012)	(101,984,456)	(19,892,217)	(192,298,146)
Net Increase (Decrease)	8,256,112	80,400,709	15,376,449	148,855,702
Total Net Increase (Decrease)	15,868,370	$155,146,790	28,398,823	$275,704,887

Strategic Income Fund
Class A
Shares Sold	5,952,813	$47,756,006	8,668,299	$68,658,493
Shares Issued for Reinvested Dividends	1,419,571	11,324,600	2,416,403	19,081,155
Shares Redeemed	(4,748,442)	(37,930,274)	(8,866,387)	(69,990,338)
Net Increase (Decrease)	2,623,942	21,150,332	2,218,315	17,749,310
Class C
Shares Sold	2,172,764	$17,706,901	3,565,156	$28,747,297
Shares Issued for Reinvested Dividends	361,150	2,924,688	533,346	4,271,362
Shares Redeemed	(995,519)	(8,096,712)	(2,193,669)	(17,546,111)
Net Increase (Decrease)	1,538,395	12,534,877	1,904,833	15,472,548
Class I
Shares Sold	82,453,639	$662,219,490	136,465,356	$1,085,568,957
Shares Issued for Reinvested Dividends	10,783,331	86,210,893	15,852,804	125,602,258
Shares Redeemed	(62,346,967)	(499,553,181)	(79,636,069)	(630,835,797)
Net Increase (Decrease)	30,890,003	248,877,202	72,682,091	580,335,418
Class R3
Shares Sold	21,047	$168,850	109,148	$856,282
Shares Issued for Reinvested Dividends	12,202	97,320	23,880	188,308
Shares Redeemed	(27,313)	(218,990)	(149,870)	(1,187,874)
Net Increase (Decrease)	5,936	47,180	(16,842)	(143,284)

275

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	22,245	$177,105	79,345	$623,155
Shares Issued for Reinvested Dividends	10,906	87,002	45,458	357,564
Shares Redeemed	(13,825)	(109,997)	(670,736)	(5,333,799)
Net Increase (Decrease)	19,326	154,110	(545,933)	(4,353,080)
Class R5
Shares Sold	416,261	$3,328,974	1,079,170	$8,539,068
Shares Issued for Reinvested Dividends	168,000	1,336,306	291,045	2,292,017
Shares Redeemed	(579,059)	(4,606,898)	(1,102,289)	(8,693,329)
Net Increase (Decrease)	5,202	58,382	267,926	2,137,756
Class R6
Shares Sold	12,497,629	$99,611,186	95,170,621	$756,910,106
Shares Issued for Reinvested Dividends	4,698,931	37,365,328	6,866,091	54,099,721
Shares Redeemed	(9,746,960)	(77,752,788)	(17,754,896)	(139,364,466)
Net Increase (Decrease)	7,449,600	59,223,726	84,281,816	671,645,361
Class Y
Shares Sold	2,071,969	$16,551,824	4,426,827	$35,057,647
Shares Issued for Reinvested Dividends	555,071	4,412,279	1,005,595	7,903,266
Shares Redeemed	(6,511,996)	(51,647,054)	(4,354,919)	(34,186,096)
Net Increase (Decrease)	(3,884,956)	(30,682,951)	1,077,503	8,774,817
Class F
Shares Sold	10,866,789	$87,143,664	20,218,638	$160,282,845
Shares Issued for Reinvested Dividends	2,028,210	16,188,662	3,178,344	25,135,147
Shares Redeemed	(5,745,338)	(46,037,321)	(13,897,921)	(109,876,287)
Net Increase (Decrease)	7,149,661	57,295,005	9,499,061	75,541,705
Total Net Increase (Decrease)	45,797,109	$368,657,863	171,368,770	$1,367,160,551

Sustainable Municipal Bond Fund
Class A
Shares Sold	220,760	$2,234,653	393,974	$3,924,682
Shares Issued for Reinvested Dividends	36,795	372,322	69,221	688,506
Shares Redeemed	(280,335)	(2,834,121)	(472,858)	(4,688,654)
Net Increase (Decrease)	(22,780)	(227,146)	(9,663)	(75,466)
Class C
Shares Issued for Reinvested Dividends	801	$8,106	2,030	$20,180
Shares Redeemed	(14,607)	(147,603)	(38,973)	(388,850)
Net Increase (Decrease)	(13,806)	(139,497)	(36,943)	(368,670)
Class I
Shares Sold	298,710	$3,016,944	1,494,745	$14,826,905
Shares Issued for Reinvested Dividends	54,392	548,832	118,983	1,180,474
Shares Redeemed	(581,701)	(5,875,043)	(2,885,154)	(28,594,306)
Net Increase (Decrease)	(228,599)	(2,309,267)	(1,271,426)	(12,586,927)
Class F
Shares Sold	231,980	$2,339,157	407,068	$4,027,366
Shares Issued for Reinvested Dividends	24,116	243,320	43,285	429,342
Shares Redeemed	(129,138)	(1,303,403)	(399,805)	(3,954,979)
Net Increase (Decrease)	126,958	1,279,074	50,548	501,729
Total Net Increase (Decrease)	(138,227)	$(1,396,836)	(1,267,484)	$(12,529,334)

Total Return Bond Fund
Class A
Shares Sold	5,466,117	$50,681,050	12,532,154	$114,458,011
Shares Issued for Reinvested Dividends	2,159,465	20,006,691	4,562,940	41,769,624
Shares Redeemed	(10,900,889)	(101,009,808)	(21,954,760)	(200,443,077)
Net Increase (Decrease)	(3,275,307)	(30,322,067)	(4,859,666)	(44,215,442)

276

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class C
Shares Sold	7,347	$69,062	22,349	$205,489
Shares Issued for Reinvested Dividends	2,907	27,263	8,509	78,753
Shares Redeemed	(51,741)	(484,997)	(153,039)	(1,406,565)
Net Increase (Decrease)	(41,487)	(388,672)	(122,181)	(1,122,323)
Class I
Shares Sold	7,912,278	$72,598,800	46,241,281	$417,921,160
Shares Issued for Reinvested Dividends	2,343,547	21,475,980	4,667,136	42,332,537
Shares Redeemed	(18,409,623)	(168,769,010)	(42,161,814)	(381,516,088)
Net Increase (Decrease)	(8,153,798)	(74,694,230)	8,746,603	78,737,609
Class R3
Shares Sold	12,708	$121,164	60,176	$563,342
Shares Issued for Reinvested Dividends	5,968	56,870	13,292	125,124
Shares Redeemed	(33,770)	(321,111)	(139,624)	(1,307,344)
Net Increase (Decrease)	(15,094)	(143,077)	(66,156)	(618,878)
Class R4
Shares Sold	129,332	$1,221,381	173,572	$1,612,674
Shares Issued for Reinvested Dividends	17,864	168,643	34,298	320,076
Shares Redeemed	(63,340)	(600,137)	(489,223)	(4,564,096)
Net Increase (Decrease)	83,856	789,887	(281,353)	(2,631,346)
Class R5
Shares Sold	21,422	$200,700	38,756	$357,053
Shares Issued for Reinvested Dividends	2,459	22,958	4,074	37,672
Shares Redeemed	(23,488)	(219,890)	(21,163)	(195,065)
Net Increase (Decrease)	393	3,768	21,667	199,660
Class R6
Shares Sold	15,154,889	$139,312,834	26,001,726	$236,739,921
Shares Issued for Reinvested Dividends	2,019,602	18,603,901	3,178,084	29,011,119
Shares Redeemed	(7,127,041)	(65,668,548)	(14,183,189)	(129,074,165)
Net Increase (Decrease)	10,047,450	92,248,187	14,996,621	136,676,875
Class Y
Shares Sold	1,886,053	$17,500,702	3,779,285	$34,474,280
Shares Issued for Reinvested Dividends	183,036	1,697,419	387,006	3,547,065
Shares Redeemed	(6,477,135)	(59,994,416)	(4,221,493)	(38,524,762)
Net Increase (Decrease)	(4,408,046)	(40,796,295)	(55,202)	(503,417)
Class F
Shares Sold	18,345,849	$166,783,585	50,867,466	$456,389,078
Shares Issued for Reinvested Dividends	4,084,578	37,097,117	6,991,017	62,886,228
Shares Redeemed	(28,729,312)	(260,679,815)	(38,953,305)	(349,224,445)
Net Increase (Decrease)	(6,298,885)	(56,799,113)	18,905,178	170,050,861
Total Net Increase (Decrease)	(12,060,918)	$(110,101,612)	37,285,511	$336,573,599

World Bond Fund
Class A
Shares Sold	1,846,676	$18,348,641	3,329,998	$33,382,012
Shares Issued for Reinvested Dividends	771,599	7,567,933	1,036,294	10,301,151
Shares Redeemed	(2,815,454)	(27,958,545)	(5,129,746)	(51,442,554)
Net Increase (Decrease)	(197,179)	(2,041,971)	(763,454)	(7,759,391)
Class C
Shares Sold	141,193	$1,358,384	278,412	$2,705,227
Shares Issued for Reinvested Dividends	29,705	282,005	39,770	382,467
Shares Redeemed	(228,872)	(2,195,063)	(494,541)	(4,792,425)
Net Increase (Decrease)	(57,974)	(554,674)	(176,359)	(1,704,731)
Class I
Shares Sold	20,457,342	$205,405,329	49,828,771	$505,304,587
Shares Issued for Reinvested Dividends	3,786,715	37,586,975	4,543,626	45,715,160
Shares Redeemed	(25,702,640)	(257,633,904)	(40,884,947)	(413,470,318)
Net Increase (Decrease)	(1,458,583)	(14,641,600)	13,487,450	137,549,429

277

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	7,118	$69,969	33,254	$330,984
Shares Issued for Reinvested Dividends	3,383	32,813	4,537	44,545
Shares Redeemed	(13,459)	(131,078)	(63,375)	(626,996)
Net Increase (Decrease)	(2,958)	(28,296)	(25,584)	(251,467)
Class R4
Shares Sold	21,254	$211,585	29,045	$293,301
Shares Issued for Reinvested Dividends	3,625	35,658	5,683	56,565
Shares Redeemed	(20,883)	(207,690)	(72,367)	(720,320)
Net Increase (Decrease)	3,996	39,553	(37,639)	(370,454)
Class R5
Shares Sold	119,187	$1,191,281	273,649	$2,775,708
Shares Issued for Reinvested Dividends	27,353	271,536	36,247	364,422
Shares Redeemed	(164,758)	(1,656,164)	(326,642)	(3,305,613)
Net Increase (Decrease)	(18,218)	(193,347)	(16,746)	(165,483)
Class R6
Shares Sold	2,749,869	$27,770,322	6,303,354	$64,124,536
Shares Issued for Reinvested Dividends	625,863	6,242,630	763,145	7,719,960
Shares Redeemed	(2,078,042)	(20,929,261)	(4,578,690)	(46,680,426)
Net Increase (Decrease)	1,297,690	13,083,691	2,487,809	25,164,070
Class Y
Shares Sold	1,260,655	$12,700,773	1,881,904	$19,180,788
Shares Issued for Reinvested Dividends	258,826	2,577,103	366,782	3,698,430
Shares Redeemed	(1,751,212)	(17,623,044)	(3,707,253)	(37,660,021)
Net Increase (Decrease)	(231,731)	(2,345,168)	(1,458,567)	(14,780,803)
Class F
Shares Sold	95,781,416	$958,110,173	78,984,475	$805,597,166
Shares Issued for Reinvested Dividends	7,631,512	75,843,630	10,144,886	102,225,917
Shares Redeemed	(32,349,669)	(323,828,560)	(110,130,687)	(1,116,183,268)
Net Increase (Decrease)	71,063,259	710,125,243	(21,001,326)	(208,360,185)
Total Net Increase (Decrease)	70,398,302	$703,443,431	(7,504,416)	$(70,679,015)
12.
Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated as of February 27, 2025, as amended on February 26, 2026. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford mutual funds and ETFs) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings is equal to the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an applicable margin. The facility also charges a commitment fee. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the six-month period ended April 30, 2026, none of the Funds had borrowings under this facility.
13.
Indemnifications:
Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
14.
Subsequent Events:
In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.

278

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

At a meeting held on May 19-20, 2026, the Board of Directors of The Hartford Mutual Funds, Inc. approved the conversion of the High Yield Fund into a newly created exchange-traded fund, Hartford High Yield ETF (the “ETF”), pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 16, 2026 (or at such earlier or later date as determined by an officer of the Company). The ETF will have the same investment objective, fundamental investment policies, and principal investment strategy as the High Yield Fund. For more information, please see the supplement to the High Yield Fund’s prospectus dated May 22, 2026.
Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Low Duration High Income Fund will change. For more information, please see the supplement to the Low Duration High Income Fund’s prospectus dated May 22, 2026.
On June 3, 2026, The Hartford and Wellington announced that they had reached a definitive agreement under which Wellington Investment Advisors Holdings, LLP (“WIAH”), Wellington’s corporate parent, will acquire HFMG and certain affiliates (including HFMC). The transaction has been approved by both The Hartford and Wellington and is expected to close in the first quarter of 2027. Following the closing of the above transaction, HFMC or an affiliate will continue to serve as the investment manager to each Fund contingent upon the approval of the Board of Directors of each Company and each Fund’s shareholders. For more information, please see the supplement to each Fund’s prospectus dated June 3, 2026.

279

Hartford Fixed Income Funds
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

280

Hartford Fixed Income Funds
Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

281

Hartford Fixed Income Funds
 Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by each Company during the period November 1, 2025 through April 30, 2026:
(1) All directors and all members of any advisory board for regular compensation:
        All series of The Hartford Mutual Funds, Inc.: $956,309
        All series of The Hartford Mutual Funds II, Inc.: $259,580
(2) Each director and each member of an advisory board for special compensation: Not applicable.
(3) All officers: Except for a portion of the CCO’s compensation, none of the series of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. paid any remuneration to their officers. The aggregate remuneration paid to the CCO is as follows:
        All series of The Hartford Mutual Funds, Inc.: $49,762
        All series of The Hartford Mutual Funds II, Inc.: $13,548
(4) Each person of whom any officer or director of the Fund is an affiliated person: Not applicable.

282

Hartford Fixed Income Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable. There were no approvals of investment advisory contracts during the period November 1, 2025 through April 30, 2026.

283

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFSAR-FI26 06/26 Printed in the U.S.A.

Hartford Multi-Strategy Funds
Semi-Annual Financial Statements
and Other Information
April 30, 2026 (Unaudited)
◼The Hartford Balanced Income Fund
◼The Hartford Checks and Balances Fund
◼The Hartford Conservative Allocation Fund
◼Hartford Moderate Allocation Fund
◼Hartford Moderately Aggressive Allocation Fund[1]
◼Hartford Multi-Asset Income Fund
◼Hartford Real Asset Fund
◼Hartford Schroders Diversified Opportunities Fund[2]

[1]	Formerly, The Hartford Growth Allocation Fund
[2]	Formerly, Hartford Schroders Diversified Growth Fund

Hartford Multi-Strategy Funds

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
The Hartford Balanced Income Fund	3
The Hartford Checks and Balances Fund	30
The Hartford Conservative Allocation Fund	31
Hartford Moderate Allocation Fund	32
Hartford Moderately Aggressive Allocation Fund	33
Hartford Multi-Asset Income Fund	34
Hartford Real Asset Fund (Consolidated)	61
Hartford Schroders Diversified Opportunities Fund (Consolidated)	65
Glossary	77
Statements of Assets and Liabilities:
The Hartford Balanced Income Fund	78
The Hartford Checks and Balances Fund	78
The Hartford Conservative Allocation Fund	78
Hartford Moderate Allocation Fund	78
Hartford Moderately Aggressive Allocation Fund	80
Hartford Multi-Asset Income Fund	80
Hartford Real Asset Fund (Consolidated)	80
Hartford Schroders Diversified Opportunities Fund (Consolidated)	80
Statements of Operations:
The Hartford Balanced Income Fund	82
The Hartford Checks and Balances Fund	82
The Hartford Conservative Allocation Fund	82
Hartford Moderate Allocation Fund	82
Hartford Moderately Aggressive Allocation Fund	84
Hartford Multi-Asset Income Fund	84
Hartford Real Asset Fund (Consolidated)	84
Hartford Schroders Diversified Opportunities Fund (Consolidated)	84
Statements of Changes in Net Assets:
The Hartford Balanced Income Fund	86
The Hartford Checks and Balances Fund	86
The Hartford Conservative Allocation Fund	87
Hartford Moderate Allocation Fund	87
Hartford Moderately Aggressive Allocation Fund	88
Hartford Multi-Asset Income Fund	88
Hartford Real Asset Fund (Consolidated)	89
Hartford Schroders Diversified Opportunities Fund (Consolidated)	89
Financial Highlights:
The Hartford Balanced Income Fund	90
The Hartford Checks and Balances Fund	91

Hartford Multi-Strategy Funds

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
The Hartford Balanced Income Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.2%
	Biotechnology - 0.0%
$ 1,610,000	Ionis Pharmaceuticals, Inc. 0.00%, 12/01/2030(1)(2)	$1,669,369
	Electric - 0.1%
1,530,000	PPL Capital Funding, Inc. 3.00%, 12/01/2030(1)	1,582,831
1,500,000	WEC Energy Group, Inc. 3.38%, 06/01/2028(1)	1,564,500
		3,147,331
	Healthcare - Products - 0.0%
1,400,000	Guardant Health, Inc. 0.00%, 05/15/2033(1)(2)	1,462,125
600,000	Qiagen NV 2.50%, 09/10/2031(3)	588,149
		2,050,274
	Home Builders - 0.0%
1,517,000	Meritage Homes Corp. 1.75%, 05/15/2028	1,487,419
	Investment Company Security - 0.0%
1,525,000	Terawulf, Inc. 0.00%, 05/01/2032(1)(2)	2,081,320
	Leisure Time - 0.0%
2,276,000	NCL Corp. Ltd. 0.75%, 09/15/2030(1)	2,127,315
	Lodging - 0.0%
850,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	848,300
	Oil & Gas - 0.0%
1,175,000	Northern Oil & Gas, Inc. 3.63%, 04/15/2029	1,245,500
	Pharmaceuticals - 0.0%
925,000	Jazz Investments I Ltd. 3.13%, 09/15/2030	1,381,950
	Real Estate - 0.0%
265,569	Country Garden Holdings Co. Ltd. 0.00%, 12/31/2034(2)(3)	7,967
	Real Estate Investment Trusts - 0.1%
	Rexford Industrial Realty LP
1,650,000	4.13%, 03/15/2029(1)	1,636,800
800,000	4.38%, 03/15/2027(1)	797,200
		2,434,000
	Semiconductors - 0.0%
1,146,000	Semtech Corp. 0.00%, 10/15/2030(1)(2)	1,529,910
	Software - 0.0%
2,120,000	Datadog, Inc. 0.00%, 12/01/2029(2)	2,131,660
	Total Convertible Bonds (cost $20,888,820)	$22,142,315
CORPORATE BONDS - 46.7%
	Advertising - 0.1%
	Clear Channel Outdoor Holdings, Inc.
2,430,000	7.13%, 02/15/2031(1)	$2,526,257
1,370,000	7.50%, 03/15/2033(1)	1,439,150
725,000	7.88%, 04/01/2030(1)	754,832
	Lamar Media Corp.
885,000	3.75%, 02/15/2028	867,816
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Advertising - 0.1% - (continued)
$ 2,118,000	5.38%, 11/01/2033(1)	$2,095,528
2,390,000	Neptune Bidco U.S., Inc. 9.50%, 02/15/2033(1)	2,391,896
		10,075,479
	Aerospace & Defense - 1.6%
	BAE Systems PLC
10,242,000	5.13%, 03/26/2029(1)	10,453,381
8,925,000	5.25%, 03/26/2031(1)	9,138,601
16,929,000	5.30%, 03/26/2034(1)	17,283,961
	Boeing Co.
10,614,000	5.04%, 05/01/2027	10,672,703
2,470,000	5.15%, 05/01/2030	2,509,947
14,650,000	5.71%, 05/01/2040	14,791,897
22,970,000	5.81%, 05/01/2050	22,383,188
9,345,000	6.39%, 05/01/2031	9,980,465
570,000	Hexcel Corp. 4.90%, 05/15/2031	570,303
	Honeywell Aerospace, Inc.
15,455,000	4.30%, 03/16/2031(1)	15,266,395
13,950,000	5.73%, 03/16/2056(1)	13,720,453
6,410,000	Howmet Aerospace, Inc. 3.90%, 04/15/2029	6,317,869
11,000,000	L3Harris Technologies, Inc. 5.25%, 06/01/2031	11,269,015
	Northrop Grumman Corp.
11,615,000	4.03%, 10/15/2047	9,138,780
18,600,000	5.20%, 06/01/2054	17,061,371
	TransDigm, Inc.
50,000	4.88%, 05/01/2029	49,412
2,515,000	6.13%, 07/31/2034(1)	2,517,766
305,000	6.25%, 01/31/2034(1)	311,895
2,900,000	6.38%, 05/31/2033(1)	2,922,298
815,000	6.75%, 08/15/2028(1)	826,009
1,805,000	6.75%, 01/31/2034(1)	1,854,269
535,000	7.13%, 12/01/2031(1)	554,405
		179,594,383
	Agriculture - 0.6%
	BAT Capital Corp.
6,730,000	4.63%, 03/22/2033	6,595,053
13,245,000	5.35%, 08/15/2032	13,616,018
4,550,000	5.83%, 02/20/2031	4,760,174
570,000	Bunge Ltd. Finance Corp. 4.80%, 03/19/2033	566,476
1,515,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	1,528,140
2,434,000	MHP Lux SA 6.25%, 09/19/2029(3)	2,193,312
	Philip Morris International, Inc.
3,700,000	4.75%, 11/01/2031	3,722,051
6,700,000	4.88%, 04/30/2035	6,618,412
6,990,000	4.88%, 04/29/2036(4)	6,841,905
11,435,000	5.13%, 02/15/2030	11,678,503
3,365,000	5.50%, 09/07/2030	3,494,782
5,200,000	6.38%, 05/16/2038	5,680,727
6,500,000	Reynolds American, Inc. 5.85%, 08/15/2045	6,306,775
		73,602,328
	Airlines - 0.0%
700,000	American Airlines Pass-Through Trust 5.25%, 05/10/2040	699,125
2,211,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)(4)	2,059,256
		2,758,381
The accompanying notes are an integral part of these financial statements.

3

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Apparel - 0.1%
$ 2,845,931	Beach Acquisition Bidco LLC 10.00%, 07/15/2033(1)(5)	$3,130,549
3,052,000	Under Armour, Inc. 7.25%, 07/15/2030(1)	3,109,091
2,475,000	Wolverine World Wide, Inc. 4.00%, 08/15/2029(1)	2,313,555
		8,553,195
	Auto Manufacturers - 0.3%
	American Honda Finance Corp.
650,000	1.80%, 01/13/2031	566,738
560,000	5.20%, 04/08/2033	559,545
13,285,000	Daimler Truck Finance North America LLC 5.38%, 01/13/2032(1)	13,532,642
	Ford Motor Co.
775,000	3.25%, 02/12/2032	680,047
715,000	4.75%, 01/15/2043	552,234
17,680,000	General Motors Co. 5.35%, 04/15/2028	17,924,802
1,125,000	Hyundai Capital America 5.00%, 04/07/2031(1)	1,127,977
1,250,000	Nissan Motor Co. Ltd. 7.75%, 07/17/2032(1)	1,303,075
		36,247,060
	Auto Parts & Equipment - 0.1%
775,000	Adient Global Holdings Ltd. 7.50%, 02/15/2033(1)(4)	792,782
165,000	American Axle & Manufacturing, Inc. 6.38%, 10/15/2032(1)	164,705
1,225,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 09/15/2032(1)	1,253,101
1,160,000	Forvia SE 6.75%, 09/15/2033(1)	1,163,302
	LG Energy Solution Ltd.
834,000	5.25%, 04/02/2031(1)	835,544
834,000	5.88%, 04/02/2036(1)	835,517
	Qnity Electronics, Inc.
815,000	5.75%, 08/15/2032(1)	822,841
520,000	6.25%, 08/15/2033(1)	532,026
150,000	ZF North America Capital, Inc. 6.88%, 04/23/2032(1)	146,785
		6,546,603
	Beverages - 0.7%
14,356,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 02/01/2046	12,986,349
8,950,000	Anheuser-Busch InBev Worldwide, Inc. 5.55%, 01/23/2049	8,736,107
4,365,000	Bacardi Ltd. 5.15%, 05/15/2038(1)	4,057,228
2,395,000	Bacardi Ltd./Bacardi-Martini BV 5.25%, 01/15/2029(1)	2,419,276
9,580,000	Bacardi-Martini BV 5.55%, 02/01/2030(1)	9,744,220
	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
1,800,000	5.25%, 04/27/2029(3)	1,779,500
714,000	5.25%, 04/27/2029(1)	705,868
	Keurig Dr. Pepper, Inc.
3,187,000	2.25%, 03/15/2031	2,825,982
2,655,000	3.95%, 04/15/2029	2,607,542
4,345,000	4.05%, 04/15/2032	4,124,438
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Beverages - 0.7% - (continued)
$ 16,955,000	5.15%, 05/15/2035	$16,597,244
10,473,000	5.30%, 03/15/2034	10,440,133
		77,023,887
	Biotechnology - 0.4%
12,911,000	Amgen, Inc. 5.60%, 03/02/2043	12,733,462
688,000	Biocon Biologics Global PLC 6.67%, 10/09/2029(3)	691,298
	Genmab AS/Genmab Finance LLC
760,000	6.25%, 12/15/2032(1)	779,950
265,000	7.25%, 12/15/2033(1)	276,307
12,080,000	Gilead Sciences, Inc. 4.80%, 04/01/2044	10,888,977
5,999,000	Illumina, Inc. 5.75%, 12/13/2027	6,105,770
	Royalty Pharma PLC
325,000	2.15%, 09/02/2031	284,957
12,835,000	2.20%, 09/02/2030	11,592,109
		43,352,830
	Chemicals - 0.3%
535,000	Celanese U.S. Holdings LLC 7.00%, 02/15/2031	556,666
2,272,000	Dangote Fertiliser Ltd. 7.75%, 05/05/2031(3)	2,297,560
	FMC Corp.
125,000	3.45%, 10/01/2029	113,115
200,000	4.50%, 10/01/2049	124,939
	GC Treasury Center Co. Ltd.
1,413,000	6.50%, 09/10/2030, (6.50% fixed rate until 09/10/2030; 5 yr. USD CMT + 2.82% thereafter)(1)(6)(7)	1,392,496
556,000	7.13%, 03/10/2035, (7.13% fixed rate until 03/10/2035; 5 yr. USD CMT + 3.16% thereafter)(1)(6)(7)	550,345
470,000	Hanwha Totalenergies Petrochemical Co. Ltd. 5.50%, 07/18/2029(3)	452,750
5,135,000	LYB International Finance III LLC 5.13%, 01/15/2031(4)	5,166,183
	OCP SA
595,000	3.75%, 06/23/2031(3)	546,250
340,000	5.13%, 06/23/2051(3)	271,843
2,350,000	6.70%, 03/01/2036(3)	2,450,094
588,000	6.70%, 03/01/2036(1)	612,676
1,720,000	6.74%, 04/22/2031, (6.74% fixed rate until 04/22/2031; 5 yr. USD CMT + 2.75% thereafter)(1)(6)(7)	1,712,544
2,325,000	7.37%, 04/22/2036, (7.37% fixed rate until 04/22/2036; 5 yr. USD CMT + 3.22% thereafter)(1)(6)(7)	2,310,495
1,398,000	7.50%, 05/02/2054(3)	1,493,832
	Olin Corp.
150,000	5.00%, 02/01/2030	145,379
225,000	6.63%, 04/01/2033(1)	222,896
	Olympus Water U.S. Holding Corp.
EUR 1,055,000	6.13%, 02/15/2033(1)	1,220,695
$ 1,500,000	6.25%, 10/01/2029(1)	1,466,151
685,000	6.75%, 08/01/2032(1)(8)	663,954
3,265,000	7.25%, 02/15/2033(1)	3,191,351
100,000	SCIH Salt Holdings, Inc. 4.88%, 05/01/2028(1)	99,021
1,458,000	Tronox, Inc. 9.13%, 09/30/2030(1)(4)	1,481,612
200,000	UPL Corp. Ltd. 4.50%, 03/08/2028(3)	193,064
		28,735,911
The accompanying notes are an integral part of these financial statements.

4

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Banks - 9.4%
	Banca Transilvania SA
EUR 200,000	5.13%, 09/30/2030, (5.13% fixed rate until 09/30/2029; 1 yr. EURIBOR ICE Swap + 2.95% thereafter)(3)(7)	$238,508
1,405,000	7.13%, 11/27/2030, (7.13% fixed rate until 11/27/2030; 5 yr. EURIBOR ICE Swap + 4.78% thereafter)(3)(6)(7)	1,686,519
1,080,000	7.25%, 12/07/2028, (7.25% fixed rate until 12/07/2027; 1 yr. EURIBOR ICE Swap + 4.29% thereafter)(3)(7)	1,330,728
	Banco Bilbao Vizcaya Argentaria SA
$ 1,800,000	4.97%, 05/08/2031	1,800,651
233,000	7.75%, 01/14/2032, (7.75% fixed rate until 01/14/2032; 5 yr. USD CMT + 3.25% thereafter)(4)(6)(7)	246,610
836,000	Banco de Credito del Peru SA 6.45%, 07/30/2035, (6.45% fixed rate until 04/30/2030; 5 yr. USD CMT + 2.49% thereafter)(1)(7)	855,646
1,122,000	Banco de Credito e Inversiones SA 3.50%, 10/12/2027(3)	1,112,603
	Banco Santander SA
9,400,000	4.55%, 11/06/2030	9,272,964
10,400,000	4.87%, 04/15/2031	10,352,624
5,400,000	5.44%, 04/15/2036	5,361,072
500,000	Bank Hapoalim BM 4.72%, 07/14/2029(3)	494,364
870,000	Bank KB Indonesia Tbk. PT 5.66%, 10/30/2027(3)	874,388
	Bank of America Corp.
11,585,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(7)	10,070,049
10,460,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD Term SOFR + 1.25% thereafter)(7)	9,686,296
10,000,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(7)	9,249,432
29,550,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(7)	26,813,656
10,000,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD Term SOFR + 1.77% thereafter)(7)	9,932,737
5,480,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(7)	5,508,499
	Bank of New York Mellon Corp.
12,460,000	4.03%, 01/22/2030, (4.03% fixed rate until 01/22/2029; 6 mo. USD SOFR + 0.63% thereafter)(7)	12,330,121
1,375,000	4.54%, 04/23/2032, (4.54% fixed rate until 04/23/2031; 6 mo. USD SOFR + 0.90% thereafter)(7)	1,369,737
13,515,000	4.94%, 02/11/2031, (4.94% fixed rate until 02/11/2030; 6 mo. USD SOFR + 0.89% thereafter)(7)	13,698,649
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Banks - 9.4% - (continued)
$ 12,980,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(7)	$13,224,050
	Barclays PLC
4,105,000	4.48%, 11/11/2029, (4.48% fixed rate until 11/11/2028; 6 mo. USD SOFR + 1.08% thereafter)(7)	4,083,677
400,000	7.63%, 03/15/2035, (7.63% fixed rate until 03/15/2035; 5 yr. USD SOFR ICE Swap + 3.69% thereafter)(6)(7)	421,300
10,000,000	9.63%, 12/15/2029, (9.63% fixed rate until 12/15/2029; 5 yr. USD ICE Swap + 5.78% thereafter)(6)(7)	11,159,600
	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
690,000	8.13%, 01/08/2039, (8.13% fixed rate until 01/08/2034; 5 yr. USD CMT + 4.21% thereafter)(1)(7)	747,050
734,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(7)	808,155
	BNP Paribas SA
200,000	6.88%, 12/15/2033, (6.88% fixed rate until 12/15/2033; 5 yr. USD CMT + 2.85% thereafter)(1)(6)(7)	198,645
11,395,000	7.20%, 04/17/2036, (7.20% fixed rate until 04/17/2036; 5 yr. USD CMT + 2.94% thereafter)(1)(6)(7)	11,461,843
	BPCE SA
9,423,000	3.12%, 10/19/2032, (3.12% fixed rate until 10/19/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(7)	8,361,990
10,000,000	5.42%, 01/13/2037, (5.42% fixed rate until 01/13/2036; 6 mo. USD SOFR + 1.57% thereafter)(1)(7)	9,772,161
7,285,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(7)	7,622,912
6,950,000	6.92%, 01/14/2046, (6.92% fixed rate until 01/14/2045; 6 mo. USD SOFR + 2.61% thereafter)(1)(7)	7,103,892
	CaixaBank SA
12,190,000	4.63%, 07/03/2029, (4.63% fixed rate until 07/03/2028; 6 mo. USD SOFR + 1.14% thereafter)(1)(7)	12,200,186
7,105,000	4.82%, 04/22/2032, (4.82% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.21% thereafter)(1)(7)	7,058,931
EUR 800,000	Ceska sporitelna AS 3.74%, 09/09/2032, (3.74% fixed rate until 09/09/2031; 3 mo. EURIBOR + 1.30% thereafter)(3)(7)	930,759
	Citigroup, Inc.
$ 15,000,000	4.64%, 05/07/2028, (4.64% fixed rate until 05/07/2027; 6 mo. USD SOFR + 1.14% thereafter)(7)	15,026,097
9,920,000	4.66%, 05/24/2028, (4.66% fixed rate until 05/24/2027; 6 mo. USD SOFR + 1.89% thereafter)(7)	9,944,679
The accompanying notes are an integral part of these financial statements.

5

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Banks - 9.4% - (continued)
$ 5,000,000	5.32%, 03/26/2041, (5.32% fixed rate until 03/26/2040; 6 mo. USD SOFR + 4.55% thereafter)(7)	$4,866,731
7,000,000	6.75%, 02/15/2030, (6.75% fixed rate until 02/15/2030; 5 yr. USD CMT + 2.57% thereafter)(6)(7)	7,042,350
12,385,000	6.88%, 08/15/2030, 5 yr. USD CMT + 2.89%(6)(7)	12,574,515
	Credit Agricole SA
13,765,000	4.66%, 01/12/2032, (4.66% fixed rate until 01/12/2031; 6 mo. USD SOFR + 1.17% thereafter)(1)(7)	13,591,348
7,950,000	5.22%, 05/27/2031, (5.22% fixed rate until 05/27/2030; 6 mo. USD SOFR + 1.46% thereafter)(1)(7)	8,047,210
	Deutsche Bank AG
12,784,000	3.55%, 09/18/2031, (3.55% fixed rate until 09/18/2030; 6 mo. USD SOFR + 3.04% thereafter)(7)	12,059,825
9,980,000	4.95%, 08/04/2031, (4.95% fixed rate until 08/04/2030; 6 mo. USD SOFR + 1.30% thereafter)(7)	9,948,704
1,210,000	5.06%, 04/14/2032, (5.06% fixed rate until 04/14/2031; 6 mo. USD SOFR + 1.41% thereafter)(4)(7)	1,208,650
11,395,000	5.30%, 05/09/2031, (5.30% fixed rate until 05/09/2030; 6 mo. USD SOFR + 1.72% thereafter)(7)	11,519,458
3,865,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 6 mo. USD SOFR + 3.18% thereafter)(7)	3,994,662
	Goldman Sachs Group, Inc.
4,185,000	3.44%, 02/24/2043, (3.44% fixed rate until 02/24/2042; 6 mo. USD SOFR + 1.63% thereafter)(7)	3,171,114
6,085,000	4.52%, 01/21/2032, (4.52% fixed rate until 01/21/2031; 6 mo. USD SOFR + 0.96% thereafter)(7)	5,996,260
31,130,000	5.09%, 04/20/2034, (5.09% fixed rate until 04/20/2033; 6 mo. USD SOFR + 1.34% thereafter)(7)	31,056,622
7,500,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(7)	7,620,277
13,385,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(7)	13,602,815
590,000	5.39%, 02/02/2041, (5.39% fixed rate until 02/02/2036; 5 yr. USD CMT + 1.18% thereafter)(7)	574,281
8,515,000	5.54%, 01/21/2047, (5.54% fixed rate until 01/21/2046; 6 mo. USD SOFR + 1.32% thereafter)(7)	8,142,441
27,845,000	5.56%, 11/19/2045, (5.56% fixed rate until 11/19/2044; 6 mo. USD SOFR + 1.58% thereafter)(7)	26,798,876
13,440,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(7)	14,031,505
870,000	Golomt Bank 11.00%, 05/20/2027(3)	900,436
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Banks - 9.4% - (continued)
	HSBC Holdings PLC
$ 4,780,000	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD Term SOFR + 1.87% thereafter)(7)	$4,681,232
12,885,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 6 mo. USD SOFR + 2.11% thereafter)(7)	12,914,572
17,625,000	5.13%, 11/06/2036, (5.13% fixed rate until 11/06/2035; 6 mo. USD SOFR + 1.43% thereafter)(7)	17,285,627
28,720,000	5.28%, 03/10/2037, (5.28% fixed rate until 03/10/2036; 6 mo. USD SOFR + 1.55% thereafter)(7)	28,325,655
9,580,000	5.45%, 03/03/2036, (5.45% fixed rate until 03/03/2035; 6 mo. USD SOFR + 1.56% thereafter)(7)	9,658,520
8,205,000	5.60%, 05/17/2028, (5.60% fixed rate until 05/17/2027; 6 mo. USD SOFR + 1.06% thereafter)(7)	8,296,919
4,245,000	5.73%, 05/17/2032, (5.73% fixed rate until 05/17/2031; 6 mo. USD SOFR + 1.52% thereafter)(7)	4,397,681
400,000	6.95%, 03/11/2034, (6.95% fixed rate until 03/11/2034; 5 yr. USD CMT + 3.19% thereafter)(4)(6)(7)	414,245
10,205,000	7.05%, 06/05/2030, (7.05% fixed rate until 06/05/2030; 5 yr. USD CMT + 2.99% thereafter)(6)(7)	10,480,311
14,165,000	8.00%, 03/07/2028, (8.00% fixed rate until 03/07/2028; 5 yr. USD CMT + 3.86% thereafter)(6)(7)	14,769,222
	JP Morgan Chase & Co.
19,740,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.04% thereafter)(7)	18,251,579
2,810,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(7)	2,149,212
6,290,000	3.88%, 07/24/2038, (3.88% fixed rate until 07/24/2037; 3 mo. USD Term SOFR + 1.62% thereafter)(7)	5,544,560
7,650,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(7)	7,646,283
8,550,000	4.60%, 10/22/2030, (4.60% fixed rate until 10/22/2029; 6 mo. USD SOFR + 1.04% thereafter)(7)	8,569,824
13,885,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(7)	14,056,162
6,090,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(7)	6,204,445
8,640,000	5.15%, 04/23/2037, (5.15% fixed rate until 04/23/2036; 6 mo. USD SOFR + 1.26% thereafter)(7)	8,588,371
6,980,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(7)	7,096,307
The accompanying notes are an integral part of these financial statements.

6

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Banks - 9.4% - (continued)
$ 35,420,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(7)	$34,899,811
19,210,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(7)	19,917,075
	Lloyds Banking Group PLC
3,665,000	4.43%, 11/04/2031, (4.43% fixed rate until 11/04/2030; 1 yr. USD CMT + 0.82% thereafter)(7)	3,608,252
5,000,000	4.94%, 11/04/2036, (4.94% fixed rate until 11/04/2035; 1 yr. USD CMT + 0.97% thereafter)(7)	4,825,688
1,155,000	Manufacturers & Traders Trust Co. 4.55%, 04/18/2030, (4.55% fixed rate until 04/18/2029; 6 mo. USD SOFR + 0.94% thereafter)(7)	1,151,985
EUR 1,400,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(3)(7)	1,632,625
	Mitsubishi UFJ Financial Group, Inc.
$ 8,265,000	4.85%, 04/21/2032, (4.85% fixed rate until 04/21/2031; 1 yr. USD CMT + 0.92% thereafter)(7)	8,250,899
6,435,000	5.33%, 04/21/2037, (5.33% fixed rate until 04/21/2036; 1 yr. USD CMT + 1.02% thereafter)(7)	6,423,975
10,150,000	Mizuho Bank Ltd. 5.19%, 04/16/2036(1)	10,096,138
	Morgan Stanley
12,830,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(7)	11,167,357
5,000,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.18% thereafter)(7)	4,399,241
35,625,000	4.36%, 10/22/2031, (4.36% fixed rate until 10/22/2030; 6 mo. USD SOFR + 1.07% thereafter)(7)	34,990,132
11,285,000	4.49%, 01/16/2032, (4.49% fixed rate until 01/16/2031; 6 mo. USD SOFR + 0.95% thereafter)(7)	11,104,057
14,290,000	4.81%, 04/16/2032, (4.81% fixed rate until 04/16/2031; 6 mo. USD SOFR + 1.18% thereafter)(7)	14,255,029
9,485,000	4.89%, 10/22/2036, (4.89% fixed rate until 10/22/2035; 6 mo. USD SOFR + 1.31% thereafter)(7)	9,203,102
3,335,000	5.30%, 04/10/2037, (5.30% fixed rate until 04/10/2036; 6 mo. USD SOFR + 1.41% thereafter)(7)	3,314,989
300,000	5.31%, 01/18/2041, (5.31% fixed rate until 01/18/2036; 5 yr. USD CMT + 1.17% thereafter)(7)	291,966
7,805,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 yr. USD CMT + 2.43% thereafter)(7)	8,040,550
7,105,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(7)	7,404,441
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Banks - 9.4% - (continued)
$ 22,985,000	Morgan Stanley Private Bank NA 4.47%, 11/19/2031, (4.47% fixed rate until 11/19/2030; 6 mo. USD SOFR + 1.02% thereafter)(7)	$22,680,027
	Nova Ljubljanska Banka DD
EUR 900,000	4.50%, 05/29/2030, (4.50% fixed rate until 05/29/2029; 1 yr. EURIBOR ICE Swap + 1.65% thereafter)(3)(7)	1,072,510
2,000,000	6.50%, 11/26/2030, (6.50% fixed rate until 11/26/2030; 5 yr. EURIBOR ICE Swap + 4.08% thereafter)(3)(6)(7)	2,356,492
400,000	6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(3)(7)	500,050
685,000	OTP Bank Nyrt 3.63%, 02/03/2032, (3.63% fixed rate until 02/03/2031; 3 mo. EURIBOR + 1.15% thereafter)(3)(7)	789,357
2,000,000	OTP Banka DD 4.75%, 04/03/2028, (4.75% fixed rate until 04/03/2027; 3 mo. EURIBOR + 1.90% thereafter)(3)(7)	2,375,151
$ 1,170,000	Oversea-Chinese Banking Corp. Ltd. 4.55%, 09/08/2035, (4.55% fixed rate until 09/08/2030; 5 yr. USD CMT + 0.80% thereafter)(3)(7)	1,158,650
	PNC Financial Services Group, Inc.
13,215,000	5.22%, 01/29/2031, (5.22% fixed rate until 01/29/2030; 6 mo. USD SOFR + 1.07% thereafter)(7)	13,490,418
7,500,000	5.37%, 07/21/2036, (5.37% fixed rate until 07/21/2035; 6 mo. USD SOFR + 1.42% thereafter)(7)	7,536,527
1,000,000	QNB Finance Ltd. 2.75%, 02/12/2027(3)	986,560
1,040,000	Royal Bank of Canada 4.40%, 04/17/2030, (4.40% fixed rate until 04/17/2029; 6 mo. USD SOFR + 0.84% thereafter)(7)	1,035,630
	Societe Generale SA
15,570,000	1.79%, 06/09/2027, (1.79% fixed rate until 06/09/2026; 1 yr. USD CMT + 1.00% thereafter)(1)(7)	15,524,201
4,820,000	5.44%, 10/03/2036, (5.44% fixed rate until 10/03/2035; 6 mo. USD SOFR + 1.73% thereafter)(1)(7)	4,740,284
7,845,000	5.51%, 05/22/2031, (5.51% fixed rate until 05/22/2030; 6 mo. USD SOFR + 1.65% thereafter)(1)(4)(7)	8,010,795
285,000	7.13%, 07/15/2035, (7.13% fixed rate until 07/15/2035; 5 yr. USD CMT + 2.95% thereafter)(1)(4)(6)(7)	282,066
	Standard Chartered PLC
740,000	4.53%, 06/05/2032, (4.53% fixed rate until 06/05/2031; 1 yr. USD CMT + 0.95% thereafter)(1)(4)(7)	724,350
17,000,000	5.69%, 05/14/2028, (5.69% fixed rate until 05/14/2027; 1 yr. USD CMT + 1.05% thereafter)(1)(7)	17,196,899
The accompanying notes are an integral part of these financial statements.

7

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Banks - 9.4% - (continued)
$ 1,380,000	6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 1 yr. USD CMT + 2.45% thereafter)(3)(7)	$1,416,836
11,020,000	State Street Corp. 4.78%, 10/23/2036, (4.78% fixed rate until 10/23/2035; 6 mo. USD SOFR + 1.22% thereafter)(7)	10,749,864
940,000	Trade & Development Bank of Mongolia LLC 8.50%, 12/23/2027(3)	939,238
12,240,000	Truist Financial Corp. 4.60%, 01/27/2032, (4.60% fixed rate until 01/27/2031; 6 mo. USD SOFR + 0.97% thereafter)(7)	12,118,560
	UBS Group AG
6,780,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(7)	6,230,988
2,500,000	5.01%, 03/23/2037, (5.01% fixed rate until 03/23/2036; 6 mo. USD SOFR + 1.34% thereafter)(1)(7)	2,423,902
280,000	7.00%, 01/08/2036, (7.00% fixed rate until 01/08/2036; 5 yr. USD ICE Swap + 3.32% thereafter)(1)(6)(7)	284,177
7,588,000	7.00%, 02/05/2035, (7.00% fixed rate until 02/05/2035; 5 yr. USD ICE Swap + 3.30% thereafter)(1)(6)(7)	7,721,981
324,000	7.75%, 04/12/2031, (7.75% fixed rate until 04/12/2031; 5 yr. USD ICE Swap + 4.16% thereafter)(1)(6)(7)	345,629
7,010,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(6)(7)	8,180,943
12,090,000	UniCredit SpA 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 1 yr. USD CMT + 1.20% thereafter)(1)(7)	12,061,423
	Wells Fargo & Co.
29,025,000	3.07%, 04/30/2041, (3.07% fixed rate until 04/30/2040; 6 mo. USD SOFR + 2.53% thereafter)(7)	21,869,431
13,345,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(7)	13,243,589
3,000,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(7)	2,656,521
12,385,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(7)	12,598,257
10,465,000	5.20%, 01/23/2030, (5.20% fixed rate until 01/22/2029; 6 mo. USD SOFR + 1.50% thereafter)(7)	10,641,733
4,880,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(7)	5,079,720
		1,062,490,658
	Commercial Services - 0.8%
635,000	Adani Ports & Special Economic Zone Ltd. 4.20%, 08/04/2027(3)	627,482
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Services - 0.8% - (continued)
$ 295,000	ADT Security Corp. 4.88%, 07/15/2032(1)	$280,949
5,620,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	5,894,661
480,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.88%, 06/15/2030(1)	493,849
	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
200,000	4.63%, 06/01/2028(1)	197,158
GBP 1,525,000	4.88%, 06/01/2028(3)	2,021,779
	Ashtead Capital, Inc.
$ 5,595,000	1.50%, 08/12/2026(1)	5,546,383
5,950,000	5.50%, 08/11/2032(1)	6,075,230
4,750,000	5.55%, 05/30/2033(1)	4,818,997
3,525,000	5.80%, 04/15/2034(1)	3,616,217
3,000,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38%, 06/15/2032(1)(4)	3,016,107
1,705,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(1)	1,722,121
	Block, Inc.
120,000	3.50%, 06/01/2031	108,975
1,175,000	5.63%, 08/15/2030(1)	1,176,186
760,000	6.00%, 08/15/2033(1)	758,533
7,350,000	Cornell University 4.84%, 06/15/2034(4)	7,408,040
1,405,000	Deluxe Corp. 8.13%, 09/15/2029(1)	1,465,177
410,000	DP World Ltd. 6.85%, 07/02/2037(3)	440,785
700,000	Element Fleet Management Corp. 4.64%, 11/24/2030(1)	694,751
16,170,000	ERAC USA Finance LLC 5.25%, 04/30/2036(1)	16,129,375
	Garda World Security Corp.
2,335,000	8.25%, 08/01/2032(1)	2,389,044
2,725,000	8.38%, 11/15/2032(1)	2,811,595
1,125,000	Hertz Corp. 12.63%, 07/15/2029(1)(4)	1,060,554
	S&P Global, Inc.
620,000	2.90%, 03/01/2032	566,150
20,000,000	4.25%, 01/15/2031(1)	19,726,628
	Service Corp. International
3,250,000	3.38%, 08/15/2030	3,023,054
140,000	5.75%, 10/15/2032	141,234
1,275,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(1)	1,272,481
	United Rentals North America, Inc.
390,000	3.75%, 01/15/2032	361,983
1,530,000	3.88%, 02/15/2031	1,448,869
		95,294,347
	Construction Materials - 0.3%
	Builders FirstSource, Inc.
250,000	4.25%, 02/01/2032(1)	231,909
4,470,000	5.00%, 03/01/2030(1)	4,374,393
7,315,000	Carlisle Cos., Inc. 5.25%, 09/15/2035	7,342,977
1,880,000	Cemex SAB de CV 7.20%, 06/10/2030, (7.20% fixed rate until 06/10/2030; 5 yr. USD CMT + 3.52% thereafter)(1)(6)(7)	1,946,759
	CP Atlas Buyer, Inc.
2,700,000	9.75%, 07/15/2030(1)	2,510,140
1,591,344	12.75%, 01/15/2031(1)(5)	1,177,722
The accompanying notes are an integral part of these financial statements.

8

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Construction Materials - 0.3% - (continued)
$ 600,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(1)	$593,064
	Quikrete Holdings, Inc.
975,000	6.38%, 03/01/2032(1)	990,384
470,000	6.75%, 03/01/2033(1)	476,610
822,000	Standard Building Solutions, Inc. 6.50%, 08/15/2032(1)	830,121
1,790,000	Standard Industries, Inc. 4.38%, 07/15/2030(1)	1,709,047
7,270,000	Trane Technologies Financing Ltd. 5.25%, 03/03/2033	7,480,137
		29,663,263
	Distribution/Wholesale - 0.1%
385,000	Telecommunications Co. Telekom Srbija AD Belgrade 7.00%, 10/28/2029(1)	385,499
2,535,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(1)	2,494,547
3,350,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	3,497,015
		6,377,061
	Diversified Financial Services - 2.5%
2,190,000	AGFC Capital Trust I 5.68%, 01/15/2067, 3 mo. USD Term SOFR + 2.01%(1)(7)	1,357,800
830,000	Aircastle Ltd./Aircastle Ireland DAC 5.00%, 05/15/2031(1)	824,461
22,360,000	American Express Co. 4.44%, 05/03/2030, 6 mo. USD SOFR + 0.81%(7)	22,317,133
	Azorra Finance Ltd.
540,000	6.25%, 02/15/2034(1)	518,854
3,000,000	7.25%, 01/15/2031(1)	3,073,005
110,000	Bread Financial Holdings, Inc. 6.75%, 05/15/2031(1)	112,381
	Capital One Financial Corp.
8,355,000	4.72%, 01/30/2032, (4.72% fixed rate until 01/30/2031; 6 mo. USD SOFR + 1.15% thereafter)(7)	8,255,853
15,000,000	5.40%, 01/30/2037, (5.40% fixed rate until 01/30/2036; 6 mo. USD SOFR + 1.51% thereafter)(7)	14,734,213
14,700,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(7)	16,229,128
	Citadel Finance LLC
13,260,000	5.15%, 02/14/2031(1)	12,949,390
3,136,000	5.90%, 02/10/2030(1)	3,162,346
15,200,000	Citadel LP 6.00%, 01/23/2030(1)	15,687,068
19,605,000	Citadel Securities Global Holdings LLC 5.13%, 01/27/2032(1)	19,370,355
	Credit Acceptance Corp.
905,000	6.63%, 03/15/2030(1)	901,977
1,176,000	9.25%, 12/15/2028(1)	1,226,342
	CrossCountry Intermediate HoldCo LLC
705,000	6.50%, 10/01/2030(1)	692,631
2,250,000	6.75%, 12/01/2032(1)	2,174,800
	Freedom Mortgage Holdings LLC
695,000	6.88%, 05/01/2031(1)	670,387
890,000	7.88%, 04/01/2033(1)	867,671
1,540,000	8.38%, 04/01/2032(1)	1,561,337
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Diversified Financial Services - 2.5% - (continued)
$ 250,000	9.13%, 05/15/2031(1)	$258,941
1,740,000	9.25%, 02/01/2029(1)	1,802,692
1,300,000	GTLK Europe Capital DAC 4.80%, 02/26/2028(9)(10)	—
1,965,000	Hightower Holding LLC 9.13%, 01/31/2030(1)	2,039,774
	Intercontinental Exchange, Inc.
11,995,000	2.65%, 09/15/2040	8,721,013
6,000,000	5.20%, 06/15/2062	5,372,836
	LSEG U.S. Fin Corp.
22,940,000	4.25%, 03/23/2029(1)	22,760,160
30,191,000	5.25%, 03/23/2036(1)	30,085,207
	Muangthai Capital PCL
1,370,000	7.55%, 07/21/2030(1)	1,389,664
500,000	7.55%, 07/21/2030(3)	507,246
	Muthoot Finance Ltd.
1,197,000	6.38%, 04/23/2029(1)	1,204,170
945,000	6.38%, 04/23/2029(3)	950,660
805,000	6.38%, 03/02/2030(1)	810,770
475,000	7.13%, 02/14/2028(1)	482,215
	Nasdaq, Inc.
6,270,000	2.50%, 12/21/2040	4,386,545
5,000,000	5.55%, 02/15/2034	5,165,313
25,513,000	5.95%, 08/15/2053	25,648,728
1,375,000	Nationstar Mortgage Holdings LLC 7.13%, 02/01/2032(1)	1,347,500
	OneMain Finance Corp.
620,000	4.00%, 09/15/2030	570,287
2,534,000	5.38%, 11/15/2029	2,497,886
1,500,000	6.13%, 05/15/2030	1,499,478
415,000	6.75%, 09/15/2033	408,193
	PennyMac Financial Services, Inc.
880,000	4.25%, 02/15/2029(1)	840,839
335,000	5.75%, 09/15/2031(1)	318,801
575,000	6.88%, 02/15/2033(1)	565,428
2,500,000	7.13%, 11/15/2030(1)	2,532,873
740,000	7.88%, 12/15/2029(1)	767,798
2,660,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	2,585,291
	Rocket Cos., Inc.
1,995,000	6.13%, 08/01/2030(1)	2,024,596
861,000	6.38%, 08/01/2033(1)	871,500
450,000	6.50%, 08/01/2029(1)	458,410
305,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 3.88%, 03/01/2031(1)	283,162
484,000	Shriram Finance Ltd. 6.63%, 04/22/2027(1)	491,354
4,315,000	Stonebriar ABF Issuer LLC 8.13%, 12/15/2030(1)	4,532,653
	Synchrony Financial
8,058,000	2.88%, 10/28/2031	7,080,753
7,780,000	4.95%, 02/25/2032, (4.95% fixed rate until 02/25/2031; 6 mo. USD SOFR + 1.53% thereafter)(7)	7,600,905
5,080,000	5.02%, 07/29/2029, (5.02% fixed rate until 07/29/2028; 6 mo. USD SOFR + 1.40% thereafter)(7)	5,080,741
2,840,000	TrueNoord Capital DAC 8.75%, 03/01/2030(1)	2,895,689
1,750,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	1,669,771
		285,196,974
The accompanying notes are an integral part of these financial statements.

9

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Electric - 4.1%
$ 405,000	Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(3)	$381,287
1,065,000	ADM Elektrik Dagitim AS 9.50%, 02/05/2031(1)(4)	1,045,624
2,845,000	AEP Texas, Inc. 5.20%, 04/15/2036	2,797,101
250,000	AES Andes SA 6.25%, 03/14/2032(1)	258,877
1,249,035	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(3)	1,174,093
1,654,720	Alfa Desarrollo SpA 4.55%, 09/27/2051(3)	1,312,372
12,830,000	American Electric Power Co., Inc. 5.80%, 03/15/2056, (5.80% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.13% thereafter)(7)	12,758,002
6,218,000	Arizona Public Service Co. 5.90%, 08/15/2055	6,113,447
934,833	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(1)	1,001,877
EUR 3,745,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(3)	4,242,464
	Clearway Energy Operating LLC
$ 2,965,000	3.75%, 02/15/2031(1)	2,774,574
315,000	3.75%, 01/15/2032(1)	290,429
2,100,000	4.75%, 03/15/2028(1)	2,086,651
430,000	5.75%, 01/15/2034(1)	430,108
5,770,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	5,405,706
	Consolidated Edison Co. of New York, Inc.
3,700,000	4.45%, 03/15/2044	3,161,870
10,000,000	5.50%, 12/01/2039	10,053,870
5,200,000	5.70%, 05/15/2054	5,089,593
715,000	Dayton Power & Light Co. 4.55%, 08/15/2030	703,934
	Dominion Energy, Inc.
8,135,000	3.30%, 04/15/2041	6,053,684
16,370,000	5.00%, 06/15/2030	16,608,833
8,138,000	5.38%, 11/15/2032	8,325,063
275,000	6.20%, 02/15/2056, (6.20% fixed rate until 11/15/2035; 5 yr. USD CMT + 2.01% thereafter)(7)	275,508
325,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(7)	336,739
3,390,000	7.00%, 06/15/2038	3,756,232
	Duke Energy Carolinas LLC
3,305,000	3.88%, 03/15/2046	2,549,610
3,000,000	5.30%, 02/15/2040	2,975,043
	Duke Energy Corp.
7,240,000	3.30%, 06/15/2041	5,459,963
9,292,000	3.50%, 06/15/2051	6,224,606
6,908,000	5.00%, 08/15/2052	5,909,188
5,025,000	Duke Energy Florida LLC 4.85%, 12/01/2035	4,934,171
7,270,000	Duke Energy Ohio, Inc. 5.30%, 06/15/2035(4)	7,370,260
	Duke Energy Progress LLC
2,730,000	4.38%, 03/30/2044	2,294,301
16,095,000	5.05%, 03/15/2035	16,131,590
	Duquesne Light Holdings, Inc.
4,005,000	2.53%, 10/01/2030(1)	3,626,016
7,265,000	2.78%, 01/07/2032(1)	6,414,007
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Electric - 4.1% - (continued)
EUR 1,415,000	Eastern European Electric Co. BV 6.50%, 05/15/2030(1)	$1,713,973
$ 530,000	Edison International 5.00%, 05/05/2028	530,186
575,000	Electricite de France SA 5.25%, 04/22/2036(1)	564,990
	Energo-Pro AS
EUR 1,340,000	6.45%, 04/15/2031(3)	1,551,908
1,555,000	8.00%, 05/27/2030(1)	1,905,336
$ 1,530,000	Energuate Trust 2 0 6.35%, 09/15/2035(1)	1,533,105
691,000	EUSHI Finance, Inc. 6.25%, 04/01/2056, (6.25% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.51% thereafter)(7)	684,349
	Eversource Energy
6,720,000	4.45%, 12/15/2030	6,621,624
13,231,000	5.50%, 01/01/2034	13,471,532
2,790,000	FirstEnergy Transmission LLC 5.45%, 07/15/2044(1)	2,643,537
	GDZ Elektrik Dagitim AS
1,817,000	9.00%, 10/15/2029(1)	1,758,861
1,240,000	9.00%, 10/15/2029(3)	1,200,659
4,040,000	Georgia Power Co. 4.30%, 03/15/2043	3,413,143
1,885,000	Kallpa Generacion SA 5.88%, 01/30/2032(1)	1,943,623
840,000	National Rural Utilities Cooperative Finance Corp. 4.40%, 05/11/2029	840,533
4,170,000	NRG Energy, Inc. 4.96%, 04/30/2031(1)	4,141,370
9,970,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	10,226,334
7,137,000	OmGrid Funding Ltd. 5.20%, 05/16/2027(3)	7,154,660
	Pacific Gas & Electric Co.
6,350,000	2.50%, 02/01/2031	5,712,192
6,110,000	3.50%, 08/01/2050	4,036,085
6,860,000	3.95%, 12/01/2047	5,015,535
175,000	4.00%, 12/01/2046	128,854
550,000	4.25%, 03/15/2046	422,958
7,270,000	4.50%, 07/01/2040	6,252,057
1,356,000	4.75%, 02/15/2044	1,133,041
24,845,000	4.95%, 07/01/2050	20,634,928
6,340,000	5.05%, 10/15/2032	6,320,897
1,165,000	5.20%, 05/01/2036	1,134,743
5,508,000	5.25%, 03/01/2052	4,718,244
2,320,000	5.80%, 05/15/2034	2,379,220
7,100,000	6.40%, 06/15/2033	7,553,918
	PacifiCorp
606,000	4.13%, 01/15/2049	456,997
590,000	4.25%, 03/15/2029	584,453
3,122,000	5.35%, 12/01/2053	2,756,540
4,845,000	7.13%, 08/15/2056, (7.13% fixed rate until 05/17/2031; 5 yr. USD CMT + 3.29% thereafter)(7)	4,829,193
11,095,000	PG&E Corp. 6.85%, 09/15/2056, (6.85% fixed rate until 06/15/2031; 5 yr. USD CMT + 3.23% thereafter)(7)	11,092,778
7,388,000	Pinnacle West Capital Corp. 5.15%, 05/15/2030	7,513,649
68,000	Public Service Co. of Colorado 4.15%, 03/13/2029	67,630
The accompanying notes are an integral part of these financial statements.

10

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Electric - 4.1% - (continued)
$ 11,370,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	$11,291,488
	Puget Energy, Inc.
9,894,000	4.10%, 06/15/2030	9,599,277
9,503,000	4.22%, 03/15/2032	9,075,095
1,540,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.50%, 07/14/2028(3)	1,484,304
	Sempra
5,300,000	3.80%, 02/01/2038	4,481,776
800,000	6.38%, 04/01/2056, (6.38% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.63% thereafter)(7)	809,130
	Southern California Edison Co.
4,500,000	3.60%, 02/01/2045	3,178,531
81,000	3.65%, 02/01/2050	55,402
4,845,000	3.90%, 03/15/2043	3,670,101
8,353,000	4.00%, 04/01/2047	6,167,021
3,000,000	4.50%, 09/01/2040	2,582,052
3,650,000	4.80%, 03/15/2033	3,572,654
1,990,000	5.45%, 06/01/2052	1,757,977
8,433,000	5.88%, 12/01/2053	7,934,655
4,959,000	5.90%, 03/01/2055	4,668,632
1,465,000	6.20%, 09/15/2055	1,435,139
10,785,000	Southern Co. 4.85%, 03/15/2035	10,494,350
7,400,000	Southwestern Electric Power Co. 5.20%, 04/01/2036	7,300,500
1,090,000	Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 4.85%, 10/14/2038(3)	1,030,055
	Termocandelaria Power SA
1,005,000	7.75%, 09/17/2031(1)	1,033,341
265,000	7.75%, 09/17/2031(3)	272,473
	Virginia Electric & Power Co.
16,349,000	2.95%, 11/15/2051	10,111,119
7,945,000	4.90%, 09/15/2035	7,772,714
21,855,000	4.95%, 03/15/2036	21,306,164
6,100,000	6.00%, 05/15/2037	6,444,033
1,512,000	VoltaGrid LLC 7.38%, 11/01/2030(1)	1,569,338
8,050,000	Xcel Energy, Inc. 5.60%, 04/15/2035	8,198,390
		462,266,039
	Electronics - 0.0%
3,130,000	Ingram Micro, Inc. 4.75%, 05/15/2029(1)	3,075,732
	Energy-Alternate Sources - 0.0%
266,000	CenterPoint Energy, Inc. 7.00%, 02/15/2055, (7.00% fixed rate until 11/15/2029; 5 yr. USD CMT + 3.25% thereafter)(7)	274,414
	FS Luxembourg SARL
1,020,000	8.13%, 02/11/2036(1)	944,775
280,000	8.63%, 06/25/2033(1)	274,386
200,000	8.63%, 06/25/2033(3)	195,990
		1,689,565
	Engineering & Construction - 0.1%
3,000,000	AECOM 6.00%, 08/01/2033(1)	3,024,489
	Aeropuerto Internacional de Tocumen SA
740,000	5.13%, 08/11/2061(1)	605,253
245,000	5.13%, 08/11/2061(3)	200,388
895,000	Delhi International Airport Ltd. 6.13%, 10/31/2026(3)	897,848
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Engineering & Construction - 0.1% - (continued)
$ 920,000	GMR Hyderabad International Airport Ltd. 4.25%, 10/27/2027(3)	$906,944
	IHS Holding Ltd.
1,805,000	6.25%, 11/29/2028(3)	1,800,107
403,000	6.25%, 11/29/2028(1)	401,839
370,000	Sitios Latinoamerica SAB de CV 6.00%, 11/25/2029(1)	377,970
		8,214,838
	Entertainment - 0.2%
	Caesars Entertainment, Inc.
1,100,000	4.63%, 10/15/2029(1)(4)	1,061,700
4,385,000	6.00%, 10/15/2032(1)(4)	3,929,980
680,000	6.50%, 02/15/2032(1)	660,725
	Cinemark USA, Inc.
1,550,000	5.25%, 07/15/2028(1)	1,544,015
230,000	7.00%, 08/01/2032(1)	237,698
	Cirsa Finance International SARL
EUR 390,000	6.50%, 03/15/2029(1)	472,358
1,610,000	7.88%, 07/31/2028(1)	1,946,523
	Discovery Global Holdings, Inc.
$ 1,042,000	4.28%, 03/15/2032	943,771
3,175,000	5.05%, 03/15/2042	2,265,458
315,000	5.14%, 03/15/2052	206,325
845,000	Flutter Treasury DAC 5.88%, 06/04/2031(1)	841,840
1,492,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	1,454,717
2,753,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(1)	2,739,234
4,950,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 02/15/2031(1)	5,239,090
		23,543,434
	Environmental Control - 0.4%
1,855,000	Clean Harbors, Inc. 5.75%, 10/15/2033(1)	1,872,224
7,545,000	Republic Services, Inc. 5.15%, 03/15/2035	7,685,145
	Waste Management, Inc.
19,240,000	4.95%, 07/03/2031	19,644,354
14,575,000	4.95%, 03/15/2035	14,596,581
		43,798,304
	Food - 1.4%
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
1,500,000	5.50%, 03/31/2031(1)	1,491,667
899,000	5.75%, 03/31/2034(1)	875,192
	B&G Foods, Inc.
1,849,000	5.25%, 09/15/2027(4)	1,782,876
1,190,000	8.00%, 09/15/2028(1)	1,179,408
	Bellis Acquisition Co. PLC
EUR 2,575,000	8.00%, 07/01/2031(1)(4)	2,880,983
GBP 100,000	8.13%, 05/14/2030(3)	125,828
	Bimbo Bakeries USA, Inc.
$ 560,000	6.05%, 01/15/2029(3)	578,135
200,000	6.05%, 01/15/2029(1)	206,477
85,000	Campbell's Co. 2.38%, 04/24/2030	76,575
1,085,000	Cencosud SA 5.75%, 04/15/2036(1)	1,083,644
The accompanying notes are an integral part of these financial statements.

11

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Food - 1.4% - (continued)
	Conagra Brands, Inc.
$ 7,306,000	4.85%, 11/01/2028	$7,319,862
6,685,000	5.30%, 11/01/2038	6,227,703
5,850,000	Industrial F&B Investments III, Inc. 7.75%, 02/11/2033(1)	5,911,461
	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
11,980,000	5.50%, 01/15/2036	11,941,884
9,790,000	5.63%, 03/10/2037(1)	9,772,084
18,550,000	5.95%, 04/20/2035	19,204,129
12,585,000	6.25%, 03/01/2056	12,143,915
3,000,000	7.25%, 11/15/2053	3,270,936
9,365,000	Kraft Heinz Foods Co. 5.20%, 03/15/2032	9,492,116
	Mars, Inc.
550,000	4.80%, 03/01/2030(1)	555,571
18,295,000	5.20%, 03/01/2035(1)	18,458,255
20,215,000	5.65%, 05/01/2045(1)	19,891,082
280,000	Performance Food Group, Inc. 6.13%, 09/15/2032(1)	283,828
	Post Holdings, Inc.
150,000	4.63%, 04/15/2030(1)	145,730
2,882,000	6.25%, 10/15/2034(1)	2,845,001
2,200,000	6.38%, 03/01/2033(1)	2,199,144
1,518,000	6.50%, 03/15/2036(1)	1,508,020
575,000	Sysco Corp. 4.40%, 07/25/2031	562,474
	Tyson Foods, Inc.
8,745,000	4.95%, 02/20/2036	8,526,160
8,480,000	5.70%, 03/15/2034	8,794,519
		159,334,659
	Forest Products & Paper - 0.0%
825,000	Georgia-Pacific LLC 4.40%, 05/15/2029(1)	823,868
	Gas - 0.4%
1,475,000	AmeriGas Partners LP/AmeriGas Finance Corp. 9.50%, 06/01/2030(1)	1,574,952
	Brooklyn Union Gas Co.
11,000,000	3.87%, 03/04/2029(1)	10,790,808
8,520,000	4.87%, 08/05/2032(1)	8,344,439
	NiSource, Inc.
13,000,000	1.70%, 02/15/2031	11,329,310
11,410,000	5.85%, 04/01/2055	11,095,929
		43,135,438
	Healthcare - Products - 0.8%
20,665,000	Alcon Finance Corp. 2.60%, 05/27/2030(1)	19,128,596
2,365,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	2,330,922
	Baxter International, Inc.
2,285,000	2.54%, 02/01/2032	1,941,428
5,485,000	3.13%, 12/01/2051	3,168,217
9,465,000	4.90%, 12/15/2030	9,367,245
17,000,000	GE HealthCare Technologies, Inc. 5.86%, 03/15/2030	17,703,029
	Medline Borrower LP
5,161,000	3.88%, 04/01/2029(1)	5,014,234
971,000	5.25%, 10/01/2029(1)	966,350
	Solventum Corp.
6,230,000	5.40%, 03/01/2029	6,370,230
8,900,000	5.60%, 03/23/2034	9,098,468
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Healthcare - Products - 0.8% - (continued)
	Thermo Fisher Scientific, Inc.
$ 575,000	4.22%, 02/12/2031	$568,091
11,745,000	4.47%, 10/07/2032	11,610,166
7,580,000	4.55%, 06/15/2033	7,476,255
		94,743,231
	Healthcare - Services - 0.9%
11,280,000	Centene Corp. 2.45%, 07/15/2028	10,648,772
	CHS/Community Health Systems, Inc.
2,550,000	4.75%, 02/15/2031(1)(4)	2,385,997
425,000	5.25%, 05/15/2030(1)	401,300
1,050,000	6.88%, 04/15/2029(1)	1,033,040
1,030,000	9.75%, 01/15/2034(1)	1,062,352
2,347,000	10.88%, 01/15/2032(1)	2,520,652
	HCA, Inc.
4,690,000	4.60%, 11/15/2032	4,573,874
1,150,000	4.70%, 05/15/2031	1,144,606
13,425,000	Humana, Inc. 5.55%, 05/01/2035	13,339,373
1,940,000	IQVIA, Inc. 6.25%, 06/01/2032(1)	1,975,688
16,550,000	Laboratory Corp. of America Holdings 4.55%, 04/01/2032	16,377,884
14,305,000	Quest Diagnostics, Inc. 4.63%, 12/15/2029	14,400,149
2,005,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	2,100,346
1,419,000	Surgery Center Holdings, Inc. 7.25%, 04/15/2032(1)	1,415,212
	Tenet Healthcare Corp.
1,509,000	6.00%, 11/15/2033(1)(4)	1,525,205
1,430,000	6.13%, 06/15/2030	1,438,500
	UnitedHealth Group, Inc.
5,615,000	5.38%, 04/15/2054	5,181,020
13,965,000	5.50%, 07/15/2044	13,550,677
4,575,000	5.95%, 02/15/2041	4,723,156
		99,797,803
	Home Builders - 0.1%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
960,000	4.63%, 08/01/2029(1)	918,881
991,000	4.63%, 04/01/2030(1)	943,528
230,000	6.88%, 08/01/2033(1)	225,672
	Century Communities, Inc.
1,990,000	3.88%, 08/15/2029(1)	1,884,483
1,580,000	6.63%, 09/15/2033(1)	1,572,067
864,000	KB Home 4.80%, 11/15/2029	848,860
2,040,000	M/I Homes, Inc. 3.95%, 02/15/2030	1,939,134
2,700,000	STL Holding Co. LLC 8.75%, 02/15/2029(1)	2,801,709
950,000	Taylor Morrison Communities, Inc. 5.75%, 11/15/2032(1)	960,147
		12,094,481
	Household Products - 0.1%
	Kenvue, Inc.
4,040,000	4.85%, 05/22/2032	4,087,210
5,250,000	5.05%, 03/22/2053	4,738,272
		8,825,482
	Housewares - 0.0%
2,153,000	Newell Brands, Inc. 6.63%, 05/15/2032(4)	2,090,096
	Insurance - 0.9%
	Acrisure LLC/Acrisure Finance, Inc.
1,400,000	6.75%, 07/01/2032(1)	1,379,297
3,325,000	7.50%, 11/06/2030(1)	3,376,616
The accompanying notes are an integral part of these financial statements.

12

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Insurance - 0.9% - (continued)
$ 1,125,000	8.50%, 06/15/2029(1)	$1,125,677
4,250,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)	4,176,003
	American National Group, Inc.
275,000	6.14%, 06/13/2032(1)	282,161
284,000	7.00%, 12/01/2055, (7.00% fixed rate until 12/01/2030; 5 yr. USD CMT + 3.18% thereafter)(7)	277,533
	Asurion LLC/Asurion Co-Issuer, Inc.
3,052,000	8.00%, 12/31/2032(1)	3,188,086
945,000	8.38%, 02/01/2034(1)	932,344
630,000	Athene Global Funding 2.65%, 10/04/2031(1)	546,310
	Athene Holding Ltd.
160,000	3.45%, 05/15/2052	98,041
565,000	3.95%, 05/25/2051	384,364
660,000	6.88%, 06/28/2055, (6.88% fixed rate until 03/28/2035; 5 yr. USD CMT + 2.58% thereafter)(7)	640,473
208,000	CNO Financial Group, Inc. 6.45%, 06/15/2034	216,003
11,035,000	CNO Global Funding 4.70%, 12/11/2030(1)	10,929,460
7,660,000	Equitable Financial Life Global Funding 5.00%, 03/27/2030(1)	7,702,480
965,000	GA Global Funding Trust 2.90%, 01/06/2032(1)	842,359
885,000	Global Atlantic Fin Co. 6.75%, 03/15/2054(1)	836,133
15,090,000	Guardian Life Global Funding 4.67%, 09/05/2032(1)	14,913,422
	HUB International Ltd.
900,000	7.25%, 06/15/2030(1)	931,024
3,765,000	7.38%, 01/31/2032(1)	3,856,757
8,915,000	Jackson National Life Global Funding 5.55%, 07/02/2027(1)	9,007,286
275,000	Liberty Mutual Group, Inc. 4.30%, 02/01/2061(1)	174,616
620,000	Lincoln National Corp. 3.40%, 03/01/2032	565,214
275,000	MetLife, Inc. 6.35%, 03/15/2055, (6.35% fixed rate until 03/15/2035; 5 yr. USD CMT + 2.08% thereafter)(7)	281,507
12,865,000	Northwestern Mutual Global Funding 5.16%, 05/28/2031(1)	13,179,718
19,305,000	Protective Life Global Funding 4.83%, 04/14/2031(1)	19,279,330
6,480,000	RGA Global Funding 5.00%, 08/25/2032(1)	6,444,726
885,000	Tongyang Life Insurance Co. Ltd. 6.25%, 05/07/2035, (6.25% fixed rate until 05/07/2030; 5 yr. USD CMT + 2.40% thereafter)(3)(7)	914,190
		106,481,130
	Internet - 1.6%
	Alphabet, Inc.
575,000	4.10%, 02/15/2031	568,253
5,422,000	5.25%, 05/15/2055	5,043,776
6,960,000	5.30%, 05/15/2065	6,339,206
28,220,000	5.45%, 11/15/2055	26,992,952
2,690,000	5.50%, 02/15/2046	2,645,319
5,780,000	5.75%, 02/15/2066	5,623,545
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Internet - 1.6% - (continued)
	Amazon.com, Inc.
$ 11,020,000	3.95%, 04/13/2052	$8,361,986
575,000	4.25%, 03/13/2031	569,372
12,300,000	4.35%, 03/20/2033	12,035,974
8,475,000	4.88%, 03/13/2036	8,350,691
7,270,000	5.65%, 03/13/2046	7,169,666
5,495,000	5.80%, 03/13/2056	5,408,403
26,735,000	5.95%, 03/13/2066	26,369,687
300,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 03/01/2029(1)	280,349
	Meta Platforms, Inc.
5,000,000	4.45%, 08/15/2052	3,883,714
2,275,000	4.55%, 05/15/2031	2,274,475
550,000	4.55%, 08/15/2031	550,671
14,900,000	4.88%, 05/15/2033	14,893,338
4,225,000	5.50%, 11/15/2045	3,925,522
9,645,000	5.60%, 05/15/2053	8,867,359
3,500,000	5.63%, 11/15/2055	3,213,749
4,250,000	6.20%, 05/15/2046	4,255,138
8,305,000	6.30%, 05/15/2056	8,317,792
9,225,000	6.45%, 05/15/2066	9,205,211
	Rakuten Group, Inc.
205,000	6.25%, 04/22/2031, (6.25% fixed rate until 04/22/2031; 5 yr. USD CMT + 4.96% thereafter)(3)(6)(7)	193,471
1,600,000	8.13%, 12/15/2029, (8.13% fixed rate until 12/15/2029; 5 yr. USD CMT + 4.25% thereafter)(1)(6)(7)	1,634,435
1,325,000	9.75%, 04/15/2029(1)	1,453,540
		178,427,594
	Investment Company Security - 0.5%
485,000	Abu Dhabi Developmental Holding Co. PJSC 5.38%, 05/08/2029(1)	493,883
	Ares Strategic Income Fund
5,400,000	5.15%, 01/15/2031(1)	5,155,432
2,111,000	5.55%, 04/15/2031(1)	2,047,692
12,665,000	Blackstone Private Credit Fund 5.95%, 05/15/2031	12,456,013
550,000	Goldman Sachs Private Credit Corp. 6.15%, 06/16/2031(1)	545,371
	HA Sustainable Infrastructure Capital, Inc.
14,641,000	6.00%, 03/15/2036	14,436,912
595,000	6.15%, 01/15/2031	612,539
3,390,000	6.75%, 07/15/2035	3,544,785
11,684,000	7.13%, 11/15/2056, (7.13% fixed rate until 08/17/2031; 5 yr. USD CMT + 3.48% thereafter)(7)	11,794,764
	HPS Corporate Lending Fund
10,000	5.45%, 11/15/2030	9,676
718,000	5.85%, 06/05/2030	707,945
8,585,000	5.95%, 04/14/2032	8,452,555
	Ittihad International II Ltd.
220,000	7.38%, 11/13/2030(1)	221,150
200,000	7.38%, 11/13/2030(3)	201,107
400,000	MDGH GMTN RSC Ltd. 4.38%, 11/22/2033(3)	383,267
895,000	SMIC SG Holdings Pte. Ltd. 5.38%, 07/24/2029(3)	909,774
		61,972,865
	Iron/Steel - 0.1%
1,453,000	ATI, Inc. 4.88%, 10/01/2029	1,443,199
The accompanying notes are an integral part of these financial statements.

13

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Iron/Steel - 0.1% - (continued)
$ 1,545,000	Carpenter Technology Corp. 5.63%, 03/01/2034(1)	$1,545,930
	Commercial Metals Co.
120,000	3.88%, 02/15/2031	111,532
1,025,000	5.75%, 11/15/2033(1)	1,026,714
1,420,000	6.00%, 12/15/2035(1)	1,418,596
915,000	JSW Steel Ltd. 3.95%, 04/05/2027(3)	907,357
		6,453,328
	IT Services - 0.4%
2,250,000	Amentum Holdings, Inc. 7.25%, 08/01/2032(1)(8)	2,328,997
7,280,000	Apple, Inc. 3.95%, 08/08/2052	5,645,572
980,000	CACI International, Inc. 6.38%, 06/15/2033(1)	1,002,592
	Dell International LLC/EMC Corp.
8,000,000	4.50%, 02/15/2031	7,919,873
2,415,000	4.75%, 10/06/2032	2,388,358
4,840,000	5.10%, 02/15/2036	4,760,394
60,000	5.50%, 04/01/2035	61,046
1,995,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(1)	2,014,916
2,750,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	2,727,706
	International Business Machines Corp.
6,395,000	4.15%, 05/15/2039	5,539,170
10,000,000	5.00%, 02/10/2032	10,083,746
2,150,000	Science Applications International Corp. 5.88%, 11/01/2033(1)	2,120,629
		46,592,999
	Leisure Time - 0.1%
	NCL Corp. Ltd.
1,925,000	5.88%, 01/15/2031(1)	1,873,641
1,650,000	6.25%, 09/15/2033(1)(4)	1,596,922
1,935,000	6.75%, 02/01/2032(1)(4)	1,925,506
	Viking Cruises Ltd.
575,000	5.88%, 10/15/2033(1)	576,461
1,060,000	9.13%, 07/15/2031(1)	1,116,956
		7,089,486
	Lodging - 0.1%
	Fortune Star BVI Ltd.
EUR 885,000	3.95%, 10/02/2026(3)	1,036,520
$ 1,445,000	5.05%, 01/27/2027(3)	1,423,255
	Gohl Capital Holdings Ltd.
1,255,000	7.63%, 10/29/2031, (7.63% fixed rate until 10/29/2031; 5 yr. USD CMT + 3.71% thereafter)(3)(6)(7)	1,245,019
915,000	8.30%, 04/29/2036, (8.30% fixed rate until 04/29/2036; 5 yr. USD CMT + 4.26% thereafter)(3)(6)(7)	905,901
7,940,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	7,915,316
985,000	Station Casinos LLC 6.63%, 03/15/2032(1)	997,279
	Studio City Finance Ltd.
2,024,000	5.00%, 01/15/2029(3)	1,928,935
1,100,000	5.00%, 01/15/2029(1)	1,048,334
200,000	Wynn Macau Ltd. 5.13%, 12/15/2029(1)	195,152
		16,695,711
	Machinery - Construction & Mining - 0.0%
600,000	Caterpillar, Inc. 2.60%, 04/09/2030	564,131
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Machinery-Diversified - 0.4%
$ 10,910,000	Deere & Co. 5.45%, 01/16/2035	$11,353,103
18,530,000	Ingersoll Rand, Inc. 5.70%, 08/14/2033	19,296,787
7,475,000	Otis Worldwide Corp. 5.13%, 11/19/2031	7,647,396
304,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(1)	304,076
7,550,000	Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030	7,639,895
		46,241,257
	Media - 1.2%
	CCO Holdings LLC/CCO Holdings Capital Corp.
6,380,000	4.25%, 02/01/2031(1)	5,794,713
860,000	4.25%, 01/15/2034(1)(4)	721,330
10,170,000	4.50%, 08/15/2030(1)	9,486,221
7,500,000	4.75%, 02/01/2032(1)	6,715,725
1,325,000	5.00%, 02/01/2028(1)	1,309,448
175,000	7.00%, 02/01/2033(1)	172,503
875,000	7.38%, 03/01/2031(1)(4)	885,694
	Charter Communications Operating LLC/Charter Communications Operating Capital
10,245,000	3.50%, 03/01/2042	6,974,838
1,245,000	3.70%, 04/01/2051	763,885
5,820,000	3.85%, 04/01/2061	3,363,053
1,484,000	3.90%, 06/01/2052	932,889
691,000	3.95%, 06/30/2062	403,749
662,000	4.40%, 12/01/2061	422,658
	Comcast Corp.
10,000,000	2.94%, 11/01/2056	5,505,162
4,900,000	2.99%, 11/01/2063	2,578,492
6,605,000	3.25%, 11/01/2039	5,084,208
7,000,000	3.75%, 04/01/2040	5,672,078
14,015,000	4.95%, 05/15/2032	14,114,873
	CSC Holdings LLC
2,525,000	5.75%, 01/15/2030(1)	896,535
3,270,000	11.75%, 01/31/2029(1)	2,341,604
1,425,000	Directv Financing LLC 8.88%, 02/01/2030(1)	1,448,675
	Directv Financing LLC/Directv Financing Co-Obligor, Inc.
246,000	5.88%, 08/15/2027(1)	246,183
4,756,000	10.00%, 02/15/2031(1)	4,948,570
2,137,000	EW Scripps Co. 9.88%, 08/15/2030(1)	2,143,333
1,895,000	Gray Media, Inc. 9.63%, 07/15/2032(1)	1,926,675
	Grupo Televisa SAB
2,345,000	5.00%, 05/13/2045	1,566,902
1,355,000	5.25%, 05/24/2049	904,463
310,000	6.13%, 01/31/2046	236,598
100,000	6.63%, 01/15/2040	86,995
1,582,000	iHeartCommunications, Inc. 9.13%, 05/01/2029(1)	1,584,950
	Paramount Global
630,000	4.20%, 05/19/2032	550,555
8,179,000	4.38%, 03/15/2043	5,215,741
2,675,000	4.95%, 01/15/2031	2,523,350
202,000	4.95%, 05/19/2050	126,865
5,000,000	5.85%, 09/01/2043	3,670,336
1,750,000	6.38%, 03/30/2062, (6.38% fixed rate until 03/30/2027; 5 yr. USD CMT + 4.00% thereafter)(7)	1,357,198
290,000	6.88%, 04/30/2036	269,773
The accompanying notes are an integral part of these financial statements.

14

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Media - 1.2% - (continued)
$ 1,425,000	Sinclair Television Group, Inc. 8.13%, 02/15/2033(1)	$1,475,687
3,790,000	Sunrise FinCo I BV 4.88%, 07/15/2031(1)	3,641,129
	Time Warner Cable LLC
10,420,000	4.50%, 09/15/2042	7,826,317
8,630,000	5.88%, 11/15/2040	7,803,426
2,825,000	6.75%, 06/15/2039	2,801,921
	Univision Communications, Inc.
585,000	4.50%, 05/01/2029(1)	558,155
4,200,000	8.50%, 07/31/2031(1)	4,262,579
280,000	8.88%, 04/15/2033(1)	281,526
785,000	Versant Media Group, Inc. 7.25%, 01/30/2031(1)	815,038
	Virgin Media Secured Finance PLC
GBP 1,200,000	4.25%, 01/15/2030(3)	1,475,932
$ 1,785,000	4.50%, 08/15/2030(1)	1,579,918
200,000	5.50%, 05/15/2029(1)	192,973
1,555,000	VZ Secured Financing BV 5.00%, 01/15/2032(1)	1,362,603
2,410,000	Ziggo BV 4.88%, 01/15/2030(1)	2,267,031
		139,291,055
	Mining - 1.2%
	Anglo American Capital PLC
6,850,000	2.63%, 09/10/2030(1)	6,277,065
935,000	2.63%, 09/10/2030(3)	856,796
260,000	2.88%, 03/17/2031(3)	237,806
20,570,000	3.88%, 03/16/2029(1)	20,202,945
285,000	5.25%, 03/19/2036(1)	280,421
8,630,000	5.63%, 04/01/2030(1)	8,899,690
260,000	5.63%, 04/01/2030(3)	268,125
12,000,000	5.75%, 04/05/2034(1)	12,380,698
11,335,000	BHP Billiton Finance USA Ltd. 5.13%, 02/21/2032	11,609,057
680,000	Constellium SE 3.75%, 04/15/2029(1)	655,795
440,000	Corp. Nacional del Cobre de Chile 5.53%, 01/30/2037(1)	436,876
565,000	First Quantum Minerals Ltd. 6.38%, 02/15/2036(1)	555,433
	Fortescue Treasury Pty. Ltd.
174,000	4.38%, 04/01/2031(1)	166,264
1,050,000	4.50%, 09/15/2027(1)	1,041,811
6,598,000	5.88%, 04/15/2030(1)	6,732,206
	Glencore Funding LLC
290,000	4.90%, 07/01/2031(1)	290,422
13,275,000	4.91%, 04/01/2028(1)	13,369,153
11,720,000	5.40%, 05/08/2028(1)	11,897,279
5,025,000	5.67%, 04/01/2035(1)	5,154,456
16,575,000	6.13%, 10/06/2028(1)	17,139,936
11,910,000	6.38%, 10/06/2030(1)	12,625,218
	Ivanhoe Mines Ltd.
2,430,000	7.88%, 01/23/2030(1)	2,477,493
550,000	7.88%, 01/23/2030(3)	559,159
3,027,000	Kaiser Aluminum Corp. 5.88%, 03/01/2034(1)	3,031,734
584,000	Novelis Corp. 4.75%, 01/30/2030(1)	559,462
550,000	Rio Tinto Finance USA PLC 4.88%, 03/14/2030	558,180
	Vedanta Resources Finance II PLC
200,000	9.48%, 07/24/2030(1)	210,251
544,000	11.25%, 12/03/2031(1)	596,485
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Mining - 1.2% - (continued)
	WE Soda Investments Holding PLC
$ 200,000	9.38%, 02/14/2031(1)	$198,743
2,335,000	9.50%, 10/06/2028(1)	2,357,965
		141,626,924
	Miscellaneous Manufacturing - 0.2%
1,865,000	Avient Corp. 7.13%, 08/01/2030(1)	1,899,465
575,000	Eaton Corp. 3.95%, 03/06/2029	569,230
180,000	Entegris, Inc. 4.75%, 04/15/2029(1)	178,607
20,200,000	Siemens Funding BV 4.90%, 05/28/2032(1)	20,574,190
		23,221,492
	Office/Business Equipment - 0.1%
	CDW LLC/CDW Finance Corp.
5,064,000	3.25%, 02/15/2029	4,837,543
12,485,000	3.28%, 12/01/2028	12,004,064
		16,841,607
	Oil & Gas - 1.3%
890,000	Adnoc Murban Rsc Ltd. 5.13%, 09/11/2054(3)	792,396
	Aker BP ASA
150,000	3.75%, 01/15/2030(1)	144,552
4,055,000	5.13%, 10/01/2034(1)	3,965,022
5,190,000	5.25%, 10/30/2035(1)	5,068,913
340,000	Apache Corp. 4.75%, 04/15/2043	266,724
	Azule Energy Finance PLC
2,145,000	8.13%, 01/23/2030(1)	2,207,405
200,000	8.13%, 01/23/2030(3)	205,819
290,000	8.25%, 01/22/2031(1)	298,815
5,917,000	BP Capital Markets America, Inc. 3.38%, 02/08/2061	3,812,798
	ConocoPhillips Co.
7,485,000	4.03%, 03/15/2062	5,392,469
550,000	4.70%, 01/15/2030	555,247
2,315,000	5.55%, 03/15/2054	2,222,679
780,000	Continental Resources, Inc. 4.90%, 06/01/2044	625,470
2,830,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(1)	2,984,303
	Diamondback Energy, Inc.
2,350,000	5.40%, 04/18/2034	2,397,745
11,818,000	5.75%, 04/18/2054	11,339,353
12,629,000	6.25%, 03/15/2053	12,895,250
	Ecopetrol SA
1,557,000	4.63%, 11/02/2031	1,402,659
8,310,000	7.75%, 02/01/2032	8,515,465
1,431,000	Empresa Nacional del Petroleo 5.25%, 11/06/2029(3)	1,446,473
541,000	Energean Israel Finance Ltd. 5.88%, 03/30/2031(3)	517,905
6,370,000	EOG Resources, Inc. 5.65%, 12/01/2054(4)	6,187,664
	Matador Resources Co.
175,000	6.25%, 04/15/2033(1)	177,969
1,005,000	6.50%, 04/15/2032(1)	1,026,270
575,000	Medco Laurel Tree Pte. Ltd. 6.95%, 11/12/2028(3)	576,782
2,080,000	Nabors Industries, Inc. 9.13%, 01/31/2030(1)	2,184,472
365,000	Noble Finance II LLC 8.00%, 04/15/2030(1)	379,624
	Northern Oil & Gas, Inc.
505,000	7.88%, 10/15/2033(1)	523,379
1,725,000	8.75%, 06/15/2031(1)	1,801,297
The accompanying notes are an integral part of these financial statements.

15

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Oil & Gas - 1.3% - (continued)
	Petroleos de Venezuela SA
$ 485,000	5.50%, 04/12/2037(3)(9)	$182,603
8,377,000	6.00%, 05/16/2024(3)(9)	3,287,135
8,121,000	6.00%, 11/15/2026(3)(9)	3,207,795
	Petroleos Mexicanos
235,000	5.95%, 01/28/2031	229,908
1,856,000	6.75%, 09/21/2047	1,563,249
	Petronas Capital Ltd.
640,000	4.95%, 01/03/2031(1)	655,383
410,000	5.85%, 04/03/2055(1)	425,376
943,000	Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24%, 07/03/2036(1)	986,883
	Saudi Arabian Oil Co.
8,890,000	4.38%, 02/02/2031(1)	8,723,433
3,150,000	5.00%, 02/02/2036(1)	3,096,631
3,425,000	5.75%, 07/17/2054(3)	3,232,131
2,010,000	5.88%, 07/17/2064(3)	1,891,647
4,020,000	6.00%, 02/02/2056(1)	3,935,708
270,000	6.38%, 06/02/2055(3)	275,222
7,450,000	Shell Finance U.S., Inc. 3.00%, 11/26/2051(1)	4,768,878
	SM Energy Co.
1,400,000	6.50%, 07/15/2028	1,404,085
1,505,000	6.75%, 08/01/2029(1)	1,543,823
1,170,000	7.00%, 08/01/2032(1)	1,201,027
1,205,000	State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030(3)	1,297,129
	Sunoco LP
680,000	5.63%, 03/15/2031(1)	682,523
631,000	6.25%, 07/01/2033(1)	644,897
1,045,000	7.00%, 05/01/2029(1)	1,079,121
790,000	7.25%, 05/01/2032(1)	827,389
	Talos Production, Inc.
825,000	9.00%, 02/01/2029(1)	860,661
2,700,000	9.38%, 02/01/2031(1)	2,872,635
7,491,000	TotalEnergies Capital International SA 2.99%, 06/29/2041	5,620,782
3,570,000	TotalEnergies Capital USA LLC 4.57%, 01/13/2033	3,530,335
	Transocean International Ltd.
399,000	7.88%, 10/15/2032(1)	427,546
3,167,500	8.75%, 02/15/2030(1)	3,317,643
910,000	YPF SA 6.95%, 07/21/2027(3)	914,626
		142,601,123
	Oil & Gas Services - 0.1%
1,515,000	Enerflex, Inc. 6.88%, 01/15/2031(1)	1,560,758
	Schlumberger Investment SA
625,000	4.55%, 05/07/2031	623,916
1,150,000	4.80%, 05/07/2033	1,147,012
	USA Compression Partners LP/USA Compression Finance Corp.
1,915,000	6.25%, 10/01/2033(1)	1,932,448
2,584,000	7.13%, 03/15/2029(1)	2,670,393
2,993,000	Weatherford International Ltd. 6.75%, 10/15/2033(1)	3,105,057
		11,039,584
	Packaging & Containers - 0.3%
	Ardagh Group SA
1,447,028	9.50%, 12/01/2030(1)	1,534,411
1,540,000	12.00%, 12/01/2030(1)(5)	1,381,996
	Clydesdale Acquisition Holdings, Inc.
1,520,000	6.63%, 04/15/2029(1)	1,496,093
1,608,000	6.75%, 04/15/2032(1)	1,512,834
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Packaging & Containers - 0.3% - (continued)
$ 140,000	8.75%, 04/15/2030(1)	$127,026
	Graphic Packaging International LLC
300,000	3.50%, 03/01/2029(1)	284,667
855,000	3.75%, 02/01/2030(1)(4)	798,573
	Mauser Packaging Solutions Holding Co.
2,215,000	7.88%, 04/15/2030(1)	2,239,730
1,475,000	9.25%, 04/15/2030(1)	1,405,765
	Owens-Brockway Glass Container, Inc.
1,870,000	7.25%, 05/15/2031(1)(4)	1,787,095
445,000	7.38%, 06/01/2032(1)(4)	420,445
13,925,000	Packaging Corp. of America 5.20%, 08/15/2035	13,884,578
972,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(3)(11)	938,077
1,605,000	Sword Purchaser LLC 8.25%, 04/15/2033(1)	1,642,169
2,200,000	Trivium Packaging Finance BV 12.25%, 01/15/2031(1)	2,398,614
		31,852,073
	Pharmaceuticals - 2.3%
5,235,000	1261229 BC Ltd. 10.00%, 04/15/2032(1)	5,406,593
	AbbVie, Inc.
5,800,000	3.20%, 11/21/2029	5,581,254
4,630,000	4.05%, 11/21/2039	4,055,259
3,705,000	4.85%, 06/15/2044	3,369,286
4,715,000	5.20%, 03/15/2035	4,798,101
4,870,000	5.55%, 03/15/2056	4,717,230
	Astrazeneca Finance LLC
13,635,000	4.30%, 03/02/2033	13,332,426
14,685,000	4.60%, 03/02/2036	14,308,056
741,000	Bausch Health Cos., Inc. 6.25%, 02/15/2029(1)	545,098
	Bristol-Myers Squibb Co.
8,400,000	4.25%, 10/26/2049	6,736,105
550,000	5.10%, 02/22/2031	564,737
10,210,000	Cardinal Health, Inc. 5.00%, 11/15/2029	10,360,572
	Cencora, Inc.
9,400,000	3.95%, 02/13/2029	9,270,568
5,210,000	4.60%, 02/13/2033	5,124,492
	CVS Health Corp.
8,115,000	4.78%, 03/25/2038	7,520,133
5,535,000	5.00%, 09/15/2032	5,552,370
9,430,000	5.05%, 03/25/2048	8,135,819
804,000	6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(7)	832,965
12,520,000	7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(7)	12,989,717
	CVS Pass-Through Trust
3,875	6.04%, 12/10/2028	3,902
11,674	6.94%, 01/10/2030	12,061
	Eli Lilly & Co.
27,175,000	4.55%, 10/15/2032	27,174,090
4,450,000	5.50%, 02/12/2055	4,331,777
5,790,000	5.60%, 02/12/2065	5,613,293
	Merck & Co., Inc.
7,215,000	4.45%, 12/04/2032	7,146,223
7,470,000	4.75%, 12/04/2035(4)	7,311,857
The accompanying notes are an integral part of these financial statements.

16

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Pharmaceuticals - 2.3% - (continued)
$ 16,755,000	5.55%, 12/04/2055	$16,145,464
7,720,000	Novartis Capital Corp. 4.60%, 03/18/2033	7,666,080
625,000	Organon & Co./Organon Foreign Debt Co-Issuer BV 7.88%, 05/15/2034(1)	669,591
550,000	Pfizer Investment Enterprises Pte. Ltd. 4.65%, 05/19/2030	554,052
	Pfizer, Inc.
10,000,000	4.30%, 06/15/2043	8,555,046
23,325,000	4.50%, 11/15/2032	23,105,392
EUR 1,545,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	2,123,556
	Teva Pharmaceutical Finance Netherlands III BV
$ 4,904,000	3.15%, 10/01/2026	4,868,806
5,404,000	4.75%, 05/09/2027	5,395,230
13,250,000	Viatris, Inc. 2.70%, 06/22/2030	12,074,379
		255,951,580
	Pipelines - 2.5%
1,300,000	Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/02/2047(3)	1,151,758
2,956,000	AL Candelaria (Spain) SA 5.75%, 06/15/2033(3)	2,668,038
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
2,750,000	5.75%, 01/15/2028(1)	2,749,629
1,950,000	5.75%, 10/15/2033(1)	1,946,144
281,000	6.63%, 02/01/2032(1)	288,156
	Buckeye Partners LP
2,930,000	4.50%, 03/01/2028(1)	2,903,004
904,000	5.85%, 11/15/2043	827,982
12,015,000	Cheniere Energy Partners LP 5.55%, 10/30/2035	12,263,041
8,050,000	Columbia Pipelines Holding Co. LLC 5.00%, 11/17/2032(1)	7,994,499
3,475,000	Columbia Pipelines Operating Co. LLC 6.54%, 11/15/2053(1)	3,654,103
9,630,000	DT Midstream, Inc. 4.38%, 06/15/2031(1)	9,309,212
	Enbridge, Inc.
15,105,000	4.85%, 03/27/2031	15,167,097
7,535,000	5.70%, 03/08/2033	7,803,259
265,000	7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(7)	283,339
	Energy Transfer LP
10,401,000	5.00%, 05/15/2050	8,688,519
7,528,000	5.15%, 03/15/2045	6,599,996
3,853,000	5.30%, 04/15/2047	3,407,276
9,450,000	5.55%, 02/15/2028	9,618,386
4,245,000	6.10%, 12/01/2028	4,404,459
565,000	6.50%, 02/15/2056, (6.50% fixed rate until 11/15/2030; 5 yr. USD CMT + 2.68% thereafter)(7)	566,523
	Enterprise Products Operating LLC
550,000	4.60%, 01/15/2031	550,909
5,370,000	4.85%, 03/15/2044	4,886,343
3,910,000	5.20%, 01/15/2036	3,944,434
	Galaxy Pipeline Assets Bidco Ltd.
1,655,000	2.63%, 03/31/2036(3)	1,436,498
1,115,000	2.63%, 03/31/2036(1)	966,982
348,053	2.94%, 09/30/2040(3)	287,204
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Pipelines - 2.5% - (continued)
	Greensaif Pipelines Bidco SARL
$ 425,000	5.85%, 02/23/2036(3)	$434,598
273,000	6.10%, 08/23/2042(1)	277,795
16,385,000	6.13%, 02/23/2038(3)	16,965,424
6,800,000	Hess Midstream Operations LP 6.50%, 06/01/2029(1)	6,967,110
	Howard Midstream Energy Partners LLC
2,645,000	6.63%, 01/15/2034(1)	2,690,743
275,000	7.38%, 07/15/2032(1)	286,758
	MPLX LP
12,670,000	5.00%, 01/15/2033	12,610,346
6,525,000	6.10%, 04/01/2056	6,340,765
4,350,000	6.20%, 09/15/2055	4,286,095
1,992,000	ONEOK Partners LP 6.13%, 02/01/2041	2,039,930
	ONEOK, Inc.
6,585,000	4.85%, 02/01/2049	5,437,531
3,940,000	4.95%, 10/15/2032	3,913,755
7,290,000	5.05%, 11/01/2034	7,145,617
7,655,000	5.40%, 10/15/2035	7,648,341
11,090,000	5.70%, 11/01/2054	10,113,596
1,800,000	6.63%, 09/01/2053	1,853,753
10,355,000	Plains All American Pipeline LP/PAA Finance Corp. 5.60%, 01/15/2036	10,372,604
1,160,000	QazaqGaz NC JSC 5.63%, 05/08/2036(1)	1,136,751
2,950,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	3,075,745
2,999,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.75%, 03/15/2034(1)	3,064,336
	Targa Resources Corp.
2,120,000	4.95%, 04/15/2052	1,783,511
9,360,000	5.40%, 07/30/2036	9,309,811
4,565,000	6.05%, 05/15/2056	4,432,156
4,352,000	6.25%, 07/01/2052	4,351,262
6,973,000	6.50%, 02/15/2053	7,218,331
	TransCanada PipeLines Ltd.
570,000	6.13%, 10/17/2056, (6.13% fixed rate until 07/17/2031; 5 yr. USD CMT + 2.25% thereafter)(7)	572,495
570,000	6.38%, 10/17/2056, (6.38% fixed rate until 07/17/2036; 5 yr. USD CMT + 2.12% thereafter)(7)	574,374
7,725,000	Transcontinental Gas Pipe Line Co. LLC 5.10%, 03/15/2036	7,664,973
	Venture Global Plaquemines LNG LLC
455,000	6.13%, 12/15/2030(1)	469,231
1,160,000	6.50%, 01/15/2034(1)	1,215,101
890,000	6.75%, 01/15/2036(1)	946,106
8,300,000	Whistler Pipeline LLC 5.70%, 09/30/2031(1)	8,512,179
9,900,000	Williams Cos., Inc. 5.65%, 03/15/2033	10,252,101
		278,330,014
	Real Estate - 0.1%
GBP 2,950,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(3)	3,788,988
	CPI Property Group SA
EUR 290,000	1.50%, 01/27/2031(3)	274,908
The accompanying notes are an integral part of these financial statements.

17

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Real Estate - 0.1% - (continued)
EUR 2,870,000	7.50%, 03/26/2031, (7.50% fixed rate until 03/26/2031; 5 yr. EURIBOR ICE Swap + 5.23% thereafter)(3)(6)(7)	$3,087,631
$ 1,345,000	GLP China Holdings Ltd. 7.75%, 04/30/2029(3)	1,081,500
	GLP Pte. Ltd.
320,000	4.50%, 05/17/2026, (4.50% fixed rate until 05/17/2026; 5 yr. USD CMT + 3.74% thereafter)(3)(6)(7)	146,350
1,080,000	9.75%, 05/20/2028(3)	849,088
985,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(3)	970,956
		10,199,421
	Real Estate Investment Trusts - 2.0%
	American Tower Corp.
300,000	2.70%, 04/15/2031	272,814
3,965,000	4.70%, 12/15/2032	3,916,197
8,450,000	5.25%, 07/15/2028	8,582,895
12,670,000	American Tower Trust I 5.49%, 03/15/2053(1)	12,800,539
	Brandywine Operating Partnership LP
1,255,000	4.55%, 10/01/2029(4)	1,167,421
1,590,000	6.13%, 01/15/2031(4)	1,479,790
105,000	8.30%, 03/15/2028(11)	109,162
2,250,000	8.88%, 04/12/2029	2,354,837
517,000	Champion MTN Ltd. 2.95%, 06/15/2030(3)	457,887
3,945,000	Cousins Properties LP 4.88%, 03/01/2033	3,817,738
	Crown Castle, Inc.
14,650,000	2.25%, 01/15/2031	12,988,315
30,455,000	2.90%, 03/15/2027	30,038,260
6,725,000	3.65%, 09/01/2027	6,649,225
11,982,000	4.15%, 07/01/2050	9,116,276
10,140,000	5.60%, 06/01/2029	10,394,529
275,000	Equinix Europe 2 Financing Corp. LLC 4.60%, 11/15/2030	273,104
	GLP Capital LP/GLP Financing II, Inc.
5,990,000	3.25%, 01/15/2032	5,368,087
6,715,000	4.00%, 01/15/2031	6,364,717
7,195,000	5.25%, 02/15/2033	7,076,319
4,750,000	5.30%, 01/15/2029	4,787,900
19,815,000	5.63%, 03/01/2036	19,473,560
4,253,000	5.75%, 06/01/2028	4,308,604
	Hudson Pacific Properties LP
295,000	3.25%, 01/15/2030(4)	251,360
4,505,000	4.65%, 04/01/2029(4)	4,031,548
595,000	5.95%, 02/15/2028	579,784
235,000	Iron Mountain Information Management Services, Inc. 5.00%, 07/15/2032(1)	226,906
	Iron Mountain, Inc.
755,000	4.50%, 02/15/2031(1)	725,536
230,000	4.88%, 09/15/2029(1)	226,823
1,050,000	5.25%, 07/15/2030(1)	1,039,134
370,000	6.25%, 01/15/2033(1)	375,730
1,825,000	7.00%, 02/15/2029(1)	1,865,052
1,950,000	MPT Operating Partnership LP/MPT Finance Corp. 8.50%, 02/15/2032(1)	2,025,853
4,475,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(1)	4,547,427
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Real Estate Investment Trusts - 2.0% - (continued)
	Prologis Targeted U.S. Logistics Fund LP
$ 3,745,000	4.25%, 01/15/2031(1)	$3,672,126
8,000,000	4.75%, 01/15/2036(1)	7,667,826
14,015,000	Realty Income Corp. 4.75%, 04/15/2033	13,840,119
9,820,000	Regency Centers LP 4.50%, 03/15/2033	9,572,416
1,669,000	RHP Hotel Properties LP/RHP Finance Corp. 7.25%, 07/15/2028(1)	1,707,836
	Trust 2401
245,000	6.39%, 01/15/2050(1)	225,400
920,000	7.38%, 02/13/2034(1)	998,660
450,000	Trust Fibra Uno 4.87%, 01/15/2030(3)	435,537
22,700,000	Welltower OP LLC 4.50%, 07/01/2030	22,700,416
		228,513,665
	Retail - 0.4%
	1011778 BC ULC/New Red Finance, Inc.
1,805,000	3.50%, 02/15/2029(1)	1,739,186
755,000	3.88%, 01/15/2028(1)	740,952
1,114,000	4.38%, 01/15/2028(1)	1,099,955
	Advance Auto Parts, Inc.
155,000	3.50%, 03/15/2032	136,272
78,000	3.90%, 04/15/2030	73,163
	Asbury Automotive Group, Inc.
1,694,000	4.63%, 11/15/2029(1)	1,648,616
175,000	5.00%, 02/15/2032(1)	167,813
3,265,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	3,433,105
	FirstCash, Inc.
1,575,000	4.63%, 09/01/2028(1)	1,548,513
1,110,000	6.13%, 05/01/2034(1)	1,107,363
1,381,000	6.88%, 03/01/2032(1)	1,415,360
	LBM Acquisition LLC
1,889,000	6.25%, 01/15/2029(1)(4)	1,309,079
1,820,000	9.50%, 06/15/2031(1)	1,592,472
5,000,000	McDonald's Corp. 6.30%, 10/15/2037	5,464,721
	PetSmart LLC/PetSmart Finance Corp.
3,260,000	7.50%, 09/15/2032(1)	3,301,071
1,500,000	10.00%, 09/15/2033(1)	1,515,114
3,296,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	2,909,020
5,800,000	Staples, Inc. 10.75%, 09/01/2029(1)	5,543,928
875,000	Victoria's Secret & Co. 4.63%, 07/15/2029(1)	842,956
560,000	Walmart, Inc. 4.00%, 04/30/2029	559,368
865,000	Yum! Brands, Inc. 4.75%, 01/15/2030(1)	856,585
3,089,000	Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(3)	2,992,987
		39,997,599
	Semiconductors - 1.1%
	Broadcom, Inc.
625,000	2.45%, 02/15/2031	569,315
5,375,000	3.50%, 02/15/2041	4,293,518
12,125,000	4.30%, 01/15/2031	12,027,796
12,805,000	4.90%, 07/15/2032	12,927,417
18,719,000	4.93%, 05/15/2037(1)	18,237,254
The accompanying notes are an integral part of these financial statements.

18

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Semiconductors - 1.1% - (continued)
	Foundry JV Holdco LLC
$ 8,625,000	6.10%, 01/25/2036(1)	$9,054,315
10,590,000	6.15%, 01/25/2032(1)	11,141,211
	Intel Corp.
7,155,000	2.80%, 08/12/2041	5,008,702
15,556,000	3.05%, 08/12/2051	9,593,500
740,000	3.10%, 02/15/2060	417,191
1,075,000	3.20%, 08/12/2061	614,830
19,829,000	3.25%, 11/15/2049	12,795,315
13,771,000	3.73%, 12/08/2047	9,861,795
12,515,000	4.10%, 05/19/2046	9,650,373
620,000	4.65%, 06/01/2031	617,618
4,035,000	5.00%, 08/15/2033	4,019,237
1,735,000	5.30%, 05/15/2036	1,727,717
	Marvell Technology, Inc.
300,000	2.95%, 04/15/2031	276,556
565,000	5.30%, 04/15/2036	565,310
240,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	219,271
		123,618,241
	Software - 1.3%
5,115,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	4,875,349
	Cloud Software Group, Inc.
1,505,000	6.63%, 08/15/2033(1)	1,347,973
1,250,000	8.25%, 06/30/2032(1)	1,187,547
4,228,000	9.00%, 09/30/2029(1)	4,151,410
	OAK-Eagle Acquireco, Inc.
850,000	7.25%, 07/01/2033(1)	875,854
1,547,000	8.75%, 07/01/2034(1)	1,609,850
	Open Text Corp.
410,000	3.88%, 02/15/2028(1)	396,702
1,294,000	3.88%, 12/01/2029(1)	1,166,267
135,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	115,273
	Oracle Corp.
1,240,000	2.88%, 03/25/2031	1,102,031
10,000,000	3.25%, 11/15/2027	9,785,718
3,850,000	3.60%, 04/01/2040	2,776,200
29,430,000	3.60%, 04/01/2050	17,620,465
6,724,000	3.95%, 03/25/2051	4,226,575
815,000	4.00%, 07/15/2046	543,991
315,000	4.30%, 07/08/2034	280,189
9,940,000	4.45%, 09/26/2030	9,587,234
17,620,000	4.70%, 09/27/2034	16,091,373
14,160,000	4.80%, 09/26/2032	13,464,249
2,768,000	5.38%, 09/27/2054	2,130,667
2,081,000	5.55%, 02/06/2053	1,655,371
5,100,000	5.88%, 09/26/2045	4,392,548
7,945,000	6.00%, 08/03/2055	6,661,014
2,050,000	6.10%, 09/26/2065	1,693,549
11,101,000	6.85%, 02/04/2066	10,199,506
150,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	142,078
	Rocket Software, Inc.
2,300,000	6.50%, 02/15/2029(1)	2,053,670
1,557,000	9.00%, 11/28/2028(1)	1,549,295
655,000	Roper Technologies, Inc. 1.75%, 02/15/2031	567,893
	Salesforce, Inc.
17,020,000	4.90%, 09/15/2031	16,970,007
11,280,000	6.40%, 03/15/2046	11,274,260
1,930,000	UKG, Inc. 6.88%, 02/01/2031(1)	1,878,495
		152,372,603
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Telecommunications - 2.2%
$ 1,025,000	Africell Holding Ltd. 10.50%, 10/23/2029(3)	$1,031,438
240,000	Altice France Lux 3/Altice Holdings 1 10.00%, 01/15/2033(1)	237,391
	Altice France SA
1,322,287	6.50%, 04/15/2032(1)	1,300,517
503,049	6.88%, 10/15/2030(1)	494,539
609,757	6.88%, 07/15/2032(1)	599,793
3,105,947	9.50%, 11/01/2029(1)	3,170,691
EUR 1,003	Altice Holdings 1 SARL 0.00%, 12/31/2099(1)(2)(6)	159
	AT&T, Inc.
$ 20,975,000	3.50%, 06/01/2041	16,180,730
11,739,000	3.50%, 09/15/2053	7,602,339
25,070,000	3.65%, 06/01/2051	17,046,236
13,965,000	4.55%, 11/01/2032	13,694,252
905,000	4.75%, 04/30/2033	893,169
8,340,000	6.20%, 10/30/2056	8,261,695
6,290,000	6.30%, 10/30/2066	6,204,085
283,000	Bell Telephone Co. of Canada or Bell Canada 7.00%, 09/15/2055, (7.00% fixed rate until 06/15/2035; 5 yr. USD CMT + 2.36% thereafter)(7)	293,684
390,000	Black Pearl Compute LLC 6.13%, 02/15/2031(1)	395,689
250,000	Cipher Compute LLC 7.13%, 11/15/2030(1)	259,127
4,100,000	Cisco Systems, Inc. 5.50%, 01/15/2040	4,181,237
	EchoStar Corp.
2,852,093	6.75%, 11/30/2030(5)	2,893,782
4,875,000	10.75%, 11/30/2029	5,293,043
	Fibercop SpA
1,605,000	6.38%, 11/15/2033(1)	1,602,994
1,041,000	7.20%, 07/18/2036(1)	1,038,398
606,000	7.72%, 06/04/2038(1)	607,605
1,455,000	Globe Telecom, Inc. 4.20%, 08/02/2026, (4.20% fixed rate until 08/02/2026; 5 yr. USD CMT + 5.53% thereafter)(3)(6)(7)	1,447,708
22,200,000	HUT 8 DC LLC 6.19%, 11/15/2042(1)	22,383,739
	Iliad Holding SAS
EUR 2,185,000	6.88%, 04/15/2031(1)	2,694,109
$ 730,000	7.00%, 10/15/2028(1)	734,992
830,000	7.00%, 04/15/2032(1)	842,661
	Kaixo Bondco Telecom SA
EUR 1,250,000	5.13%, 09/30/2029(3)	1,473,890
735,000	5.13%, 09/30/2029(1)	866,647
	Level 3 Financing, Inc.
$ 2,825,000	3.75%, 07/15/2029(1)	2,650,924
730,000	6.88%, 06/30/2033(1)	753,383
2,700,000	8.50%, 01/15/2036(1)	2,891,730
	Lumen Technologies, Inc.
225,000	4.50%, 01/15/2029(1)	216,000
930,000	5.38%, 06/15/2029(1)	892,521
3,220,000	Meridian Arc Holdco LLC 6.25%, 04/30/2031(1)	3,219,267
	Millicom International Cellular SA
1,745,000	4.50%, 04/27/2031(3)	1,628,846
1,080,000	6.25%, 03/25/2029(3)	1,084,944
603,000	6.25%, 03/25/2029(1)	605,760
	NTT Finance Corp.
4,365,000	4.88%, 07/16/2030(1)	4,395,525
The accompanying notes are an integral part of these financial statements.

19

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Telecommunications - 2.2% - (continued)
$ 4,825,000	5.17%, 07/16/2032(1)	$4,875,545
	Orange SA
5,365,000	4.75%, 01/13/2033(1)	5,297,174
4,215,000	5.00%, 01/13/2036(1)	4,123,481
27,315,000	Road Michigan Property Owner I LLC 7.50%, 03/30/2045(1)	27,315,000
515,000	Silk Road Group Holding LLC 7.50%, 09/15/2030(1)(4)	518,854
1,022,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	1,023,577
	Telecom Argentina SA
110,000	8.50%, 01/20/2036(1)	113,680
1,729,000	9.25%, 05/28/2033(1)	1,835,489
270,000	TELUS Corp. 6.63%, 06/09/2056, (6.63% fixed rate until 03/09/2036; 5 yr. USD CMT + 2.52% thereafter)(7)	268,514
	T-Mobile USA, Inc.
4,895,000	3.40%, 10/15/2052	3,190,413
10,135,000	4.38%, 04/15/2040	8,862,816
6,580,000	5.13%, 05/15/2032	6,658,748
	Veon Midco BV
2,620,000	3.38%, 11/25/2027(3)	2,555,646
202,000	3.38%, 11/25/2027(1)	197,038
985,000	9.00%, 07/15/2029(1)	1,028,490
	Verizon Communications, Inc.
16,745,000	3.40%, 03/22/2041	12,848,685
3,990,000	4.75%, 01/15/2033	3,937,463
8,000,000	5.88%, 11/30/2055	7,731,361
5,455,000	6.00%, 11/30/2065	5,260,875
2,101,000	Verizon Pennsylvania LLC 6.00%, 12/01/2028	2,159,182
1,341,402	VF Ukraine PAT via VFU Funding PLC 9.63%, 02/11/2027(3)(11)	1,328,833
615,000	Vmed O2 U.K. Financing I PLC 4.75%, 07/15/2031(1)	532,035
2,808,000	WULF Compute LLC 7.75%, 10/15/2030(1)	2,951,194
		246,679,332
	Transportation - 0.3%
	Burlington Northern Santa Fe LLC
8,215,000	4.55%, 09/01/2044	7,167,074
3,405,000	5.50%, 03/15/2055	3,280,773
16,695,000	Fedex Freight Holding Co., Inc. 4.65%, 03/15/2031(1)	16,460,669
870,000	MTR Corp. CI Ltd. 5.63%, 09/24/2035, (5.63% fixed rate until 09/24/2035; 5 yr. USD CMT + 1.46% thereafter)(3)(6)(7)	905,127
3,734,000	Norfolk Southern Corp. 4.65%, 01/15/2046	3,253,452
290,000	RXO, Inc. 6.38%, 05/15/2031(1)	287,171
		31,354,266
	Trucking & Leasing - 0.2%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
10,395,000	1.70%, 06/15/2026(1)	10,361,874
6,420,000	4.40%, 07/01/2027(1)	6,407,079
5,785,000	5.25%, 02/01/2030(1)	5,865,622
3,620,000	6.20%, 06/15/2030(1)	3,801,526
		26,436,101
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Water - 0.0%
$ 885,000	Aegea Finance SARL 7.63%, 01/20/2036(1)	$642,731
	Total Corporate Bonds (cost $5,316,701,397)	$5,280,033,242
FOREIGN GOVERNMENT OBLIGATIONS - 4.0%
	Angola - 0.1%
	Angola Government International Bonds
920,000	8.00%, 11/26/2029(3)	$939,661
372,000	8.25%, 05/09/2028(3)	381,218
805,000	9.38%, 05/08/2048(3)	784,512
1,715,000	9.88%, 10/15/2035(3)	1,841,873
3,240,000	9.88%, 03/31/2037(1)	3,444,273
		7,391,537
	Argentina - 0.0%
	Argentina Republic Government International Bonds
287,000	1.00%, 07/09/2029	255,574
1,433,751	4.13%, 07/09/2035(11)	1,068,144
ARS 620,150,000	Argentina Treasury Bonds BONTE 29.50%, 05/30/2030	477,486
		1,801,204
	Armenia - 0.0%
	Republic of Armenia International Bonds
$ 1,294,000	3.60%, 02/02/2031(3)	1,189,145
2,005,000	6.75%, 03/12/2035(1)	2,102,348
2,782,000	6.75%, 03/12/2035(3)	2,920,059
		6,211,552
	Bahrain - 0.1%
	Bahrain Government International Bonds
1,025,000	5.25%, 01/25/2033(3)	940,437
2,240,000	5.45%, 09/16/2032(3)	2,079,203
875,000	5.63%, 05/18/2034(3)	803,469
3,720,000	7.10%, 02/03/2038(1)	3,631,391
200,000	7.10%, 02/03/2038(1)	195,468
2,710,000	7.38%, 05/14/2030(3)	2,773,793
826,000	7.50%, 02/12/2036(3)	848,103
729,000	7.50%, 07/07/2037(3)	741,916
		12,013,780
	Benin - 0.0%
EUR 957,000	Benin Government International Bonds 6.88%, 01/19/2052(3)	1,006,879
	Bermuda - 0.0%
$ 1,110,000	Bermuda Government International Bonds 5.00%, 07/15/2032(3)	1,113,552
	Brazil - 0.2%
	Brazil Government International Bonds
EUR 1,055,000	4.00%, 04/23/2030	1,231,384
$ 14,538,000	4.75%, 01/14/2050	10,765,389
400,000	4.75%, 01/14/2050	296,200
EUR 1,165,000	4.88%, 04/23/2033	1,353,629
$ 4,710,000	5.00%, 01/27/2045	3,776,714
EUR 575,000	5.50%, 04/23/2036	673,958
865,000	5.50%, 04/23/2036	1,013,867
$ 955,000	5.63%, 02/21/2047	810,747
The accompanying notes are an integral part of these financial statements.

20

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.0% - (continued)
	Brazil - 0.2% - (continued)
$ 1,771,000	6.63%, 03/15/2035	$1,831,745
BRL 9,596,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	1,702,828
		23,456,461
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 755,000	1.38%, 09/23/2050(3)	483,979
2,430,000	4.13%, 07/18/2045(3)	2,702,398
2,867,000	4.88%, 05/13/2036(3)(4)	3,624,516
$ 2,928,000	5.00%, 03/05/2037(3)	2,852,094
		9,662,987
	Cameroon - 0.0%
	Republic of Cameroon International Bonds
1,735,000	8.88%, 01/30/2033(3)	1,695,320
1,400,000	8.88%, 01/30/2033(3)	1,367,981
		3,063,301
	Colombia - 0.2%
	Colombia Government International Bonds
10,109,000	3.13%, 04/15/2031	8,771,074
EUR 735,000	5.00%, 09/19/2032	825,809
$ 5,830,000	5.00%, 06/15/2045	4,421,764
1,655,000	5.20%, 05/15/2049	1,260,863
EUR 4,482,000	5.63%, 02/19/2036	4,974,870
COP 4,013,500,000	Colombia TES 12.50%, 02/27/2030	1,041,527
		21,295,907
	Congo - 0.0%
	Congolese International Bonds
$ 800,000	9.50%, 02/17/2035(3)	770,844
815,000	9.50%, 02/17/2035(3)	785,298
		1,556,142
	Costa Rica - 0.1%
	Costa Rica Government International Bonds
EUR 1,250,000	5.95%, 04/27/2033(1)	1,475,864
$ 2,080,000	7.16%, 03/12/2045(3)	2,286,336
1,590,000	7.16%, 03/12/2045(3)	1,747,728
813,000	7.30%, 11/13/2054(1)	914,625
		6,424,553
	Czech Republic - 0.0%
CZK 18,010,000	Czech Republic Government Bonds 3.60%, 06/03/2036	780,720
	Dominican Republic - 0.1%
	Dominican Republic International Bonds
$ 3,772,000	4.50%, 01/30/2030(3)	3,623,006
4,398,000	4.88%, 09/23/2032(3)	4,144,895
761,000	5.50%, 02/22/2029(3)	760,657
300,000	5.75%, 03/17/2034(1)	292,410
2,190,000	5.75%, 03/17/2034(1)	2,134,374
285,000	5.95%, 01/25/2027(3)	286,867
557,000	6.00%, 07/19/2028(3)	564,603
5,090,000	6.00%, 02/22/2033(3)	5,076,257
		16,883,069
	Ecuador - 0.1%
	Ecuador Government International Bonds
3,935,000	5.00%, 07/31/2040(3)(11)	3,285,725
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.0% - (continued)
	Ecuador - 0.1% - (continued)
$ 1,871,000	6.90%, 07/31/2035(3)(11)	$1,723,191
1,529,000	8.75%, 01/29/2034(1)	1,559,580
		6,568,496
	Egypt - 0.0%
	Egypt Government International Bonds
1,042,000	7.60%, 03/01/2029(3)	1,065,512
1,026,000	8.63%, 02/04/2030(3)	1,083,395
		2,148,907
	El Salvador - 0.1%
	El Salvador Government International Bonds
701,000	7.12%, 01/20/2050(3)	635,457
994,000	8.25%, 04/10/2032(3)	1,047,477
2,435,000	8.25%, 04/10/2032(3)	2,566,003
1,595,000	8.63%, 02/28/2029(3)	1,695,310
4,362,000	9.25%, 04/17/2030(3)	4,667,514
1,340,000	9.65%, 11/21/2054(3)	1,505,892
		12,117,653
	Gabon - 0.0%
	Gabon Government International Bonds
1,388,000	6.63%, 02/06/2031(3)	1,169,589
2,290,000	6.63%, 02/06/2031(1)	1,929,011
		3,098,600
	Ghana - 0.1%
	Ghana Government International Bonds
1,406,948	0.00%, 01/03/2030(2)(3)	1,239,316
190,000	1.50%, 01/03/2037(3)	109,021
1,452,500	5.00%, 07/03/2029(3)(11)	1,420,497
4,620,000	5.00%, 07/03/2035(3)(11)	4,238,572
		7,007,406
	Guatemala - 0.0%
705,000	Guatemala Government Bonds 4.38%, 06/05/2027(3)	701,940
	Hungary - 0.1%
	Hungary Government International Bonds
EUR 1,450,000	1.63%, 04/28/2032(3)	1,526,947
$ 6,733,000	2.13%, 09/22/2031(3)	5,853,796
640,000	5.50%, 06/16/2034(3)	649,079
805,000	6.00%, 09/26/2035(1)	837,089
1,445,000	6.00%, 09/26/2035(3)	1,504,277
2,700,000	6.00%, 09/26/2035(1)	2,810,761
		13,181,949
	Israel - 0.1%
	Israel Government International Bonds
1,360,000	3.88%, 07/03/2050	972,751
1,855,000	5.00%, 01/13/2036	1,800,011
1,030,000	5.00%, 01/13/2036	1,000,655
	State of Israel
565,000	3.38%, 01/15/2050	373,030
6,714,000	3.80%, 05/13/2060(3)	4,394,704
		8,541,151
	Kazakhstan - 0.1%
	Kazakhstan Government International Bonds
2,348,000	4.41%, 10/28/2030(1)	2,314,849
The accompanying notes are an integral part of these financial statements.

21

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.0% - (continued)
	Kazakhstan - 0.1% - (continued)
KZT 831,297,000	7.90%, 12/20/2038(1)	$1,052,388
317,540,000	10.78%, 08/25/2036(1)	519,853
265,387,000	14.00%, 05/12/2031(1)	534,928
711,749,000	14.00%, 02/13/2035(1)	1,420,244
995,209,000	15.10%, 03/12/2034(1)	2,101,778
416,351,000	16.95%, 10/09/2030(1)	917,762
		8,861,802
	Mexico - 0.9%
$ 1,480,000	Eagle Funding Luxco SARL 5.50%, 08/17/2030(1)	1,491,396
MXN 14,576,100	Mexico Bonos 8.00%, 07/31/2053	697,654
	Mexico Government International Bonds
EUR 1,078,000	3.50%, 09/19/2029	1,254,582
$ 1,670,000	3.50%, 02/12/2034	1,427,850
7,197,000	3.77%, 05/24/2061	4,343,389
EUR 1,546,000	3.88%, 05/16/2031	1,787,199
$ 2,342,000	4.28%, 08/14/2041	1,846,550
6,425,000	4.40%, 02/12/2052	4,609,937
EUR 1,078,000	4.50%, 03/19/2034	1,249,373
$ 1,281,000	4.50%, 01/31/2050	953,064
542,000	4.60%, 01/23/2046	419,752
370,000	4.60%, 02/10/2048	281,570
1,263,000	4.75%, 03/22/2031	1,238,435
2,880,000	4.88%, 05/19/2033	2,744,640
6,250,000	5.00%, 04/27/2051	4,943,750
13,925,000	5.38%, 03/22/2033	13,654,159
2,495,000	5.38%, 03/22/2033	2,446,597
8,068,000	5.63%, 02/09/2034	7,964,488
2,723,000	5.63%, 09/22/2035	2,664,456
14,667,000	5.63%, 09/22/2035	14,322,325
1,810,000	5.85%, 07/02/2032	1,838,689
11,162,000	6.13%, 02/09/2038	11,009,639
1,275,000	6.13%, 02/09/2038	1,257,405
1,930,000	6.35%, 02/09/2035	1,988,865
4,665,000	6.63%, 01/29/2038	4,806,349
1,290,000	6.75%, 09/27/2034	1,375,140
1,046,000	6.75%, 02/09/2056	1,028,218
5,205,000	6.88%, 05/13/2037	5,488,412
		99,133,883
	Mongolia - 0.0%
1,065,000	City of Ulaanbaatar Mongolia 7.75%, 08/21/2027(3)	1,083,912
	Mongolia Government International Bonds
266,000	3.50%, 07/07/2027(1)	259,809
655,000	3.50%, 07/07/2027(3)	639,755
1,074,000	7.88%, 06/05/2029(1)	1,142,109
1,274,000	7.88%, 06/05/2029(3)	1,354,792
325,000	8.65%, 01/19/2028(3)	342,879
		4,823,256
	Morocco - 0.0%
	Morocco Government International Bonds
1,605,000	3.00%, 12/15/2032(3)	1,401,462
2,380,000	4.00%, 12/15/2050(3)	1,692,652
EUR 305,000	4.75%, 04/02/2035(1)	359,228
855,000	4.75%, 04/02/2035(3)	1,007,015
		4,460,357
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.0% - (continued)
	Oman - 0.1%
	Oman Government International Bonds
$ 3,578,000	5.63%, 01/17/2028(3)	$3,632,450
727,000	6.50%, 03/08/2047(3)	777,128
800,000	6.75%, 10/28/2027(3)	824,115
3,315,000	6.75%, 01/17/2048(3)	3,615,761
		8,849,454
	Paraguay - 0.0%
PYG 14,642,000,000	Paraguay Government International Bonds 8.50%, 04/04/2038(1)	2,393,756
	Peru - 0.1%
	Peru Government International Bonds
$ 3,360,000	2.78%, 12/01/2060	1,805,664
170,000	3.00%, 01/15/2034	146,710
756,000	3.60%, 01/15/2072	471,858
3,779,000	5.50%, 03/30/2036	3,808,665
		6,232,897
	Poland - 0.0%
3,725,000	Republic of Poland Government International Bonds 6.13%, 04/14/2056	3,735,118
	Romania - 0.2%
	Romania Government International Bonds
EUR 482,000	2.00%, 04/14/2033(3)	451,339
4,100,000	2.63%, 12/02/2040(3)	3,053,169
1,555,000	2.63%, 12/02/2040(3)	1,157,970
2,301,000	2.75%, 04/14/2041(3)	1,717,960
1,944,000	2.88%, 04/13/2042(3)	1,447,746
906,000	3.38%, 01/28/2050(3)	651,907
1,010,000	3.88%, 10/29/2035(3)	1,014,603
656,000	5.38%, 06/07/2033(3)	757,398
690,000	5.63%, 05/30/2037(3)	767,558
$ 630,000	5.75%, 03/24/2035(3)	606,301
10,296,000	5.88%, 01/30/2029(1)	10,449,453
1,706,000	6.00%, 05/25/2034(3)	1,687,893
1,124,000	6.63%, 05/16/2036(3)	1,135,727
		24,899,024
	Saudi Arabia - 0.1%
	Saudi Government International Bonds
6,360,000	3.45%, 02/02/2061(3)	3,966,761
2,306,000	4.50%, 04/22/2060(3)	1,785,080
730,000	4.63%, 10/04/2047(3)	608,362
390,000	5.88%, 01/12/2056(1)	375,256
1,634,000	5.88%, 01/12/2056(3)	1,572,294
		8,307,753
	Senegal - 0.0%
745,000	Senegal Government International Bonds 6.75%, 03/13/2048(3)	400,336
	Serbia - 0.2%
	Serbia International Bonds
EUR 855,000	1.00%, 09/23/2028(3)	938,659
2,735,000	1.65%, 03/03/2033(3)	2,679,567
2,585,000	2.05%, 09/23/2036(3)	2,362,556
$ 5,701,000	2.13%, 12/01/2030(3)	4,992,697
EUR 770,000	3.13%, 05/15/2027(3)	901,870
1,535,000	4.25%, 05/06/2031(1)	1,789,554
1,535,000	4.88%, 05/06/2038(1)	1,760,873
$ 2,454,000	5.50%, 05/06/2036(1)	2,390,823
The accompanying notes are an integral part of these financial statements.

22

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.0% - (continued)
	Serbia - 0.2% - (continued)
$ 5,065,000	6.00%, 06/12/2034(3)	$5,205,971
1,459,000	6.25%, 05/26/2028(3)	1,497,275
		24,519,845
	South Africa - 0.1%
	Republic of South Africa Government International Bonds
1,118,000	5.75%, 09/30/2049	902,800
2,025,000	6.13%, 12/11/2037(1)	1,929,019
1,415,000	7.25%, 12/11/2055(1)	1,333,531
5,527,000	7.95%, 11/19/2054(1)	5,636,295
865,000	7.95%, 11/19/2054(3)	884,149
		10,685,794
	Sri Lanka - 0.1%
	Sri Lanka Government International Bonds
530,028	3.60%, 05/15/2036(1)(11)	497,659
2,393,000	3.60%, 05/15/2036(3)(4)(11)	2,246,859
1,439,567	3.60%, 02/15/2038(1)(11)	1,354,456
3,502,000	3.60%, 02/15/2038(3)(11)	3,294,953
		7,393,927
	Turkey - 0.3%
	Turkiye Government International Bonds
3,235,000	5.25%, 03/13/2030	3,129,862
2,995,000	6.38%, 05/22/2031	2,968,534
2,884,000	6.50%, 01/03/2035	2,778,951
305,000	6.80%, 11/04/2036	295,850
1,476,000	6.95%, 09/16/2035	1,451,370
4,156,000	7.13%, 02/12/2032	4,235,014
6,270,000	7.13%, 07/17/2032	6,373,809
2,727,000	7.25%, 05/29/2032	2,786,360
1,687,000	7.63%, 05/15/2034	1,754,247
4,812,000	9.38%, 03/14/2029	5,243,206
		31,017,203
	Ukraine - 0.2%
	Ukraine Government International Bonds
274,205	0.00%, 02/01/2030(1)(11)	173,569
2,157,057	0.00%, 02/01/2034(1)(11)	1,020,192
2,971,000	0.00%, 02/01/2034(1)(11)	1,406,519
9,187,000	3.00%, 02/01/2034(3)(11)	4,349,274
1,640,884	3.00%, 02/01/2035(3)(11)	835,780
481,100	3.00%, 02/01/2036(3)(11)	245,170
2,796,000	4.50%, 02/01/2029(3)(11)	2,171,441
3,349,661	4.50%, 02/01/2034(1)(11)	2,054,155
5,553,837	4.50%, 02/01/2035(1)(11)	3,353,328
2,830,000	4.50%, 02/01/2035(3)(11)	1,710,293
2,304,835	4.50%, 02/01/2036(1)(11)	1,365,118
		18,684,839
	United Arab Emirates - 0.0%
7,425,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(3)	5,261,314
785,000	Finance Department Government of Sharjah 4.00%, 07/28/2050(3)	499,307
		5,760,621
	Uruguay - 0.0%
UYU 16,775,000	Uruguay Government International Bonds 8.00%, 10/29/2035	426,925
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.0% - (continued)
	Venezuela - 0.2%
	Venezuela Government International Bonds
$ 1,015,000	7.00%, 12/01/2018(3)(9)	$444,063
1,296,000	7.00%, 03/31/2038(3)(9)	605,880
23,634,000	7.65%, 04/21/2025(3)(9)	11,131,614
4,765,000	7.75%, 10/13/2019(3)(9)	2,172,840
11,937,200	9.00%, 05/07/2023(3)(9)	5,968,600
1,255,000	11.75%, 10/21/2026(3)(9)	713,468
1,897,000	11.75%, 10/21/2026(3)(9)	1,078,444
1,289,000	11.95%, 08/05/2031(3)(9)	731,507
		22,846,416
	Total Foreign Government Obligations (cost $445,326,438)	$459,460,952
MUNICIPAL BONDS - 0.3%
	General - 0.0%
3,930,000	Sales Tax Securitization Corp., IL, Rev 4.64%, 01/01/2040	$3,799,166
	General Obligation - 0.3%
15,000,000	City of New York, NY, GO 4.61%, 09/01/2037	14,413,470
19,972,647	State of Illinois, IL, GO 5.10%, 06/01/2033	20,286,341
		34,699,811
	Total Municipal Bonds (cost $39,105,895)	$38,498,977
SENIOR FLOATING RATE INTERESTS - 0.1%(12)
	Healthcare - Products - 0.0%
737,065	Bausch & Lomb Corp. 7.40%, 01/15/2031, 1 mo. USD Term SOFR + 3.75%	$740,522
	Insurance - 0.0%
643,422	HUB International Ltd. 5.92%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	644,895
	IT Services - 0.1%
3,561,479	McAfee LLC 6.65%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	3,129,650
	Packaging & Containers - 0.0%
1,952,000	Clydesdale Acquisition Holdings, Inc. 6.83%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	1,857,718
	Retail - 0.0%
1,856,000	Specialty Building Products Holdings LLC 7.50%, 10/16/2028, 1 mo. USD Term SOFR + 3.75%	1,608,929
	Total Senior Floating Rate Interests (cost $8,727,792)	$7,981,714
U.S. GOVERNMENT SECURITIES - 2.7%
	U.S. Treasury Securities - 2.7%
	U.S. Treasury Bonds - 1.6%
565,000	1.13%, 05/15/2040	$353,699
810,000	1.38%, 08/15/2050	391,299
31,415,000	2.00%, 02/15/2050	18,077,124
9,100,000	2.00%, 08/15/2051	5,115,551
The accompanying notes are an integral part of these financial statements.

23

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 2.7% - (continued)
	U.S. Treasury Securities - 2.7% - (continued)
	U.S. Treasury Bonds - 1.6% - (continued)
$ 14,205,000	2.25%, 08/15/2049	$8,733,855
18,525,000	2.25%, 02/15/2052	11,019,480
19,790,000	2.38%, 05/15/2051	12,234,240
4,535,000	2.88%, 05/15/2049	3,187,963
9,040,000	3.00%, 02/15/2048	6,594,256
32,850,000	3.00%, 08/15/2048	23,829,082
8,590,000	3.00%, 02/15/2049	6,200,571
4,400,000	3.13%, 05/15/2048	3,275,250
4,425,000	3.38%, 11/15/2048	3,428,511
1,240,000	3.50%, 02/15/2039	1,112,222
26,365,000	3.63%, 02/15/2053	20,891,173
12,805,000	4.13%, 08/15/2053(13)(14)	11,089,830
1,140,000	4.63%, 02/15/2040	1,131,005
11,310,000	4.63%, 11/15/2045	10,806,351
17,800,000	4.63%, 02/15/2046	16,999,000
19,695,000	4.88%, 08/15/2045	19,451,890
		183,922,352
	U.S. Treasury Notes - 1.1%
8,890,000	2.88%, 04/30/2029	8,628,856
5,375,000	3.38%, 02/29/2028(14)(15)	5,327,969
26,720,000	3.63%, 08/15/2028	26,563,437
7,895,000	3.75%, 02/28/2033	7,686,523
12,025,000	3.88%, 03/31/2028	12,022,182
3,065,000	3.88%, 04/30/2030	3,053,267
5,040,000	3.88%, 03/31/2031	5,006,531
1,635,000	3.88%, 08/15/2034	1,586,589
12,575,000	4.00%, 03/31/2030	12,586,789
21,655,000	4.13%, 11/30/2029	21,776,809
1,630,000	4.13%, 02/15/2036	1,595,617
10,760,000	4.25%, 03/31/2033	10,790,263
1,625,000	4.25%, 08/15/2035	1,610,781
		118,235,613
	Total U.S. Government Securities (cost $307,667,727)	$302,157,965
COMMON STOCKS - 44.2%
	Banks - 2.7%
1,450,271	Bank of America Corp.	$77,531,488
5,041,788	Huntington Bancshares, Inc.	84,500,367
356,054	M&T Bank Corp.	77,844,086
2,140,455	Regions Financial Corp.	61,109,990
		300,985,931
	Capital Goods - 4.1%
1,248,053	BAE Systems PLC	34,712,780
137,581	Eaton Corp. PLC	59,573,949
381,630	Emerson Electric Co.	53,596,117
268,593	Ferguson Enterprises, Inc.	71,905,032
319,379	Honeywell International, Inc.	68,452,501
203,843	L3Harris Technologies, Inc.	65,341,874
441,043	PACCAR, Inc.	52,395,908
834,629	Sunbelt Rentals Holdings, Inc.	62,734,037
		468,712,198
	Commercial & Professional Services - 0.6%
304,660	Automatic Data Processing, Inc.	64,569,640
	Consumer Discretionary Distribution & Retail - 1.3%
304,282	Dick's Sporting Goods, Inc.(4)	69,047,672
1,274,421	Industria de Diseno Textil SA(4)	76,274,902
		145,322,574
Shares or Principal Amount		Market Value†
COMMON STOCKS - 44.2% - (continued)
	Consumer Durables & Apparel - 0.2%
634,276	NIKE, Inc. Class B	$28,136,483
	Consumer Services - 0.3%
188,635	Darden Restaurants, Inc.	37,832,636
	Energy - 2.8%
507,275	Diamondback Energy, Inc.	104,310,958
856,521	EQT Corp.	51,459,782
122,214	Marathon Petroleum Corp.	30,344,514
236,413	Targa Resources Corp.	61,486,293
863,774	Williams Cos., Inc.	65,914,594
		313,516,141
	Equity Real Estate Investment Trusts (REITs) - 3.2%
1,100,253	Crown Castle, Inc. REIT	97,680,461
1,964,707	Gaming & Leisure Properties, Inc. REIT	95,209,701
364,352	Lamar Advertising Co. Class A, REIT	50,222,280
460,563	Sun Communities, Inc. REIT	58,878,374
2,247,185	Weyerhaeuser Co. REIT	55,100,976
		357,091,792
	Financial Services - 3.9%
124,544	Ardagh Holdings SA*	872,641
683,341	Ares Management Corp. Class A	80,224,233
295,172	Capital One Financial Corp.	56,466,404
212,253	CME Group, Inc.	61,090,658
356,323	Intercontinental Exchange, Inc.	56,331,103
766,066	Nasdaq, Inc.	70,409,126
409,787	Raymond James Financial, Inc.	64,877,478
1,235,253	TPG, Inc.	53,881,736
		444,153,379
	Food, Beverage & Tobacco - 2.8%
778,013	Archer-Daniels-Midland Co.	57,993,089
354,325	Constellation Brands, Inc. Class A	55,480,209
3,130,438	Keurig Dr. Pepper, Inc.	92,034,877
35,596	Luxco Co. Ltd.*	724,835
535,192	Pernod Ricard SA	39,787,173
397,971	Philip Morris International, Inc.	65,693,073
		311,713,256
	Health Care Equipment & Services - 2.3%
356,783	Becton Dickinson & Co.	53,174,938
709,931	CVS Health Corp.	59,130,153
266,937	Elevance Health, Inc.	100,480,426
140,795	UnitedHealth Group, Inc.	52,161,732
		264,947,249
	Household & Personal Products - 1.3%
533,745	Kimberly-Clark Corp.	52,536,520
1,670,550	Unilever PLC ADR	98,529,039
		151,065,559
	Insurance - 1.9%
912,082	American International Group, Inc.	68,223,734
440,690	Marsh & McLennan Cos., Inc.	73,908,120
339,498	Progressive Corp.	68,334,157
		210,466,011
	Materials - 1.5%
279,510	Avery Dennison Corp.	45,820,074
637,873	Freeport-McMoRan, Inc.	36,856,302
467,071	Nutrien Ltd.	35,497,396
457,982	PPG Industries, Inc.	49,691,047
		167,864,819
	Media & Entertainment - 0.6%
626,942	Walt Disney Co.	65,045,233
The accompanying notes are an integral part of these financial statements.

24

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 44.2% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 5.2%
297,729	AstraZeneca PLC	$55,785,483
73,545	Eli Lilly & Co.	68,735,157
497,950	Gilead Sciences, Inc.	65,151,778
401,332	Johnson & Johnson	92,246,160
1,250,609	Merck & Co., Inc.	136,541,491
2,138,405	Pfizer, Inc.	57,095,413
135,408	Roche Holding AG	55,178,738
452,015	Zoetis, Inc.	51,968,165
		582,702,385
	Semiconductors & Semiconductor Equipment - 1.8%
286,368	Broadcom, Inc.	119,538,594
278,267	NXP Semiconductors NV	81,696,409
		201,235,003
	Software & Services - 0.6%
181,289	Microsoft Corp.	73,926,028
	Technology Hardware & Equipment - 2.2%
1,001,804	Cisco Systems, Inc.	91,665,066
690,269	NetApp, Inc.	76,461,097
365,382	TE Connectivity PLC	77,336,754
		245,462,917
	Telecommunication Services - 0.7%
400,640	T-Mobile U.S., Inc.	78,325,120
	Utilities - 4.2%
550,356	American Electric Power Co., Inc.	75,459,311
454,936	American Water Works Co., Inc.	58,422,881
296,112	Atmos Energy Corp.	56,255,358
666,764	CMS Energy Corp.	51,167,469
1,173,485	Dominion Energy, Inc.	75,689,783
1,481,665	PPL Corp.	55,473,538
729,748	Sempra	69,413,630
315,777	WEC Energy Group, Inc.	37,242,739
		479,124,709
	Total Common Stocks (cost $4,154,118,392)	$4,992,199,063
PREFERRED STOCKS - 0.1%
	Banks - 0.1%
395,000	Bank of America Corp. Series PP, 4.13%(16)	$6,632,050
	Financial Services - 0.0%
26,939	KKR & Co., Inc. Series D, 6.25%(4)	1,195,553
	Software & Services - 0.0%
62,000	Oracle Corp. Series D, 6.50%*	3,017,540
	Total Preferred Stocks (cost $14,318,689)	$10,845,143
	Total Long-Term Investments (cost $10,306,855,150)	$11,113,319,371
SHORT-TERM INVESTMENTS - 1.4%
	Repurchase Agreements - 0.3%
$ 34,230,857	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $34,234,318; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $34,915,593	$34,230,857
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.4% - (continued)
	Securities Lending Collateral - 1.1%
122,643,833	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(17)		$122,643,833
	Total Short-Term Investments (cost $156,874,690)		$156,874,690
	Total Investments (cost $10,463,729,840)	99.7%	$11,270,194,061
	Other Assets and Liabilities	0.3%	28,689,661
	Net Assets	100.0%	$11,298,883,722
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$1,659,040,944, representing 14.7% of net assets.

(2)	Security is a zero-coupon bond.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the aggregate value of these securities was $338,814,687, representing 3.0% of net assets.

(4)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
The accompanying notes are an integral part of these financial statements.

25

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

(7)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(8)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	Investment valued using significant unobservable inputs.
(11)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(12)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2026.

(13)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2026, the market value of securities pledged was $6,928,438.
(14)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2026, the market value of securities pledged was $5,251,768.
(15)	All, or a portion of the security, was pledged as collateral against open forward foreign currency exchange contracts. As of April 30, 2026, the market value of securities pledged was $263,673.
(16)	Perpetual security with no stated maturity date.
(17)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,521	06/30/2026	$315,037,125	$(2,713,227)
U.S. Treasury 10-Year Ultra Future	15	06/18/2026	1,692,891	(11,334)
U.S. Treasury Ultra Bond Future	297	06/18/2026	34,164,281	(312,587)
Total				$(3,037,148)
Short position contracts:
Euro BUXL 30-Year Bond Future	(27)	06/08/2026	$(3,453,417)	$38,997
Euro-BOBL Future	(126)	06/08/2026	(17,072,730)	139,824
Euro-BUND Future	(220)	06/08/2026	(32,368,320)	530,131
Euro-Schatz Future	(153)	06/08/2026	(18,989,359)	153,862
U.S. Treasury 5-Year Note Future	(1,608)	06/30/2026	(173,400,188)	669,793
U.S. Treasury 10-Year Note Future	(567)	06/18/2026	(62,706,656)	371,304
U.S. Treasury Long Bond Future	(169)	06/18/2026	(19,070,594)	229,905
Total				$2,133,816
Total futures contracts				$(903,332)

The accompanying notes are an integral part of these financial statements.

26

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S45.V1	USD	26,082,000	(1.00%)	06/20/2031	Quarterly	$888,094	$—	$690,557	$(197,537)
CDX.NA.HY.S46.V1	USD	7,947,000	(5.00%)	06/20/2031	Quarterly	—	(376,179)	(611,525)	(235,346)
Total						$888,094	$(376,179)	$79,032	$(432,883)
Sell protection:
CDX.NA.HY.S45.V2	USD	16,963,650	5.00%	12/20/2030	Quarterly	$973,243	$—	$1,333,612	$360,369
CDX.NA.HY.S46.V1	USD	2,640,000	5.00%	06/20/2031	Quarterly	185,330	—	203,149	17,819
Total						$1,158,573	$—	$1,536,761	$378,188
Credit default swaps on single-name issues:
Sell protection:
Caesars Entertainment, Inc. (B+)	USD	430,000	5.00%	06/20/2031	Quarterly	$26,104	$—	$23,748	$(2,356)
Colombia Government International Bonds (BB-)	USD	1,614,000	1.00%	06/20/2030	Quarterly	—	(48,996)	(41,246)	7,750
Ford Motor Co. (BBB-)	USD	295,000	5.00%	06/20/2031	Quarterly	41,444	—	45,377	3,933
Lincoln National Corp. (BBB+)	USD	585,000	1.58%	06/20/2031	Quarterly	—	(16,345)	(13,719)	2,626
Oracle Corp. (BBB)	USD	1,740,000	1.00%	12/20/2030	Quarterly	—	(36,898)	(44,422)	(7,524)
Paramount Global (BB+)	USD	520,000	1.00%	06/20/2031	Quarterly	—	(51,471)	(41,035)	10,436
Total						$67,548	$(153,710)	$(71,297)	$14,865
Total centrally cleared credit default swap contracts						$2,114,215	$(529,889)	$1,544,496	$(39,830)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
6 mo. CZK PRIBOR	3.59% Fixed	CZK	32,662,000	06/17/2031	Annual	$—	$(51)	$(58,100)	$(58,049)
BZDIOVRA	12.69% Fixed	BRL	11,917,659	01/02/2029	At Maturity	—	—	(64,496)	(64,496)
Total centrally cleared interest rate swaps contracts						$—	$(51)	$(122,596)	$(122,545)

Foreign Currency Contracts Outstanding at April 30, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
730,855,000	ARS	470,560	USD	CBK(1)	07/14/2026	$29,254
34,235,000	BRL	6,475,255	USD	MSC	06/02/2026	380,020
48,188,000	EGP	832,406	USD	GSC	06/03/2026	53,866
20,652,000	EGP	354,602	USD	CBK(1)	06/03/2026	25,229
42,286,000	EGP	836,187	USD	GSC	07/13/2026	(72,954)
21,784,000	EGP	417,158	USD	CBK(1)	10/14/2026	(37,829)
2,937,000	EUR	3,397,709	USD	CBK(1)	06/17/2026	56,971
2,640,000	EUR	3,072,334	USD	WFB	06/17/2026	32,996
1,379,000	EUR	1,596,569	USD	JPM	06/17/2026	25,495
1,109,000	EUR	1,282,819	USD	MSC	06/17/2026	21,656
2,636,000	EUR	3,081,786	USD	SSG	06/17/2026	18,839
791,000	EUR	915,385	USD	TDB	06/17/2026	15,038
2,256,000	EUR	2,644,017	USD	BOA(1)	06/17/2026	9,628
391,000	EUR	454,003	USD	DEUT	06/17/2026	5,915
1,635,000	EUR	1,917,774	USD	UBS	06/17/2026	5,413
4,468,000	HUF	13,220	USD	MSC	06/17/2026	1,138
233,021,000	INR	2,461,749	USD	UBS	06/17/2026	(17,092)
618,900,000	KZT	1,058,401	USD	BOA(1)	05/08/2026	273,443
324,700,000	KZT	547,324	USD	GSC	07/10/2026	135,566
4,810,000	PEN	1,391,863	USD	DEUT	06/17/2026	(24,858)
The accompanying notes are an integral part of these financial statements.

27

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
7,000	PLN	1,898	USD	GSC	06/17/2026	$33
10,636,000	RON	2,390,724	USD	BCLY	06/17/2026	3,848
1,984,000	RON	444,440	USD	BOA(1)	06/17/2026	2,235
4,148,000	RON	949,373	USD	GSC	06/17/2026	(15,499)
70,230,000	TRY	1,283,912	USD	GSC	08/10/2026	129,296
70,740,000	TRY	1,259,930	USD	BCLY	12/15/2026	8,472
28,247,000	ZAR	1,695,376	USD	GSC	06/17/2026	(5,827)
480,509	USD	730,855,000	ARS	CBK(1)	07/14/2026	(19,305)
5,743,755	USD	30,099,000	BRL	GSC	06/02/2026	(283,322)
1,085,225	USD	3,929,600,000	COP	CBK(1)	06/17/2026	16,895
813,856	USD	17,168,000	CZK	BNP	06/17/2026	(12,951)
20,288,526	USD	17,333,050	EUR	BNP	05/29/2026	(83,042)
5,756,523	USD	4,888,000	EUR	MSC	06/17/2026	6,957
243,866	USD	208,000	EUR	TDB	06/17/2026	(797)
2,876,534	USD	2,448,000	EUR	BCLY	06/17/2026	(2,954)
2,097,612	USD	1,788,000	EUR	CBK(1)	06/17/2026	(5,543)
430,364	USD	372,000	EUR	JPM	06/17/2026	(7,205)
81,676,605	USD	70,291,000	EUR	DEUT	06/17/2026	(1,003,977)
8,453,477	USD	6,270,000	GBP	GSC	05/29/2026	(78,157)
13,167	USD	4,468,000	HUF	BCLY	06/17/2026	(1,191)
2,677,717	USD	249,270,000	INR	BOA(1)	06/17/2026	62,590
1,075,780	USD	618,900,000	KZT	CBK(1)	05/08/2026	(256,064)
569,369	USD	324,700,000	KZT	CBK(1)	07/10/2026	(113,521)
740,706	USD	13,343,000	MXN	SCB	06/17/2026	(20,027)
1,011,524	USD	3,511,000	PEN	CBK(1)	06/17/2026	13,695
375,217	USD	1,299,000	PEN	BOA(1)	06/17/2026	6,040
1,895	USD	7,000	PLN	MSC	06/17/2026	(36)
2,899,839	USD	12,857,000	RON	CBK(1)	06/17/2026	5,235
793,134	USD	3,535,000	RON	BOA(1)	06/17/2026	(2,730)
1,371,814	USD	70,230,000	TRY	BCLY	08/10/2026	(41,394)
589,490	USD	32,475,000	TRY	BCLY	12/15/2026	7,198
682,025	USD	38,265,000	TRY	UBS	12/15/2026	(4,084)
1,651,328	USD	28,247,000	ZAR	GSC	06/17/2026	(38,221)
Total foreign currency contracts						$(795,619)

(1)	At April 30, 2026, the counterparty had deposited in a segregated account securities with a value of $363,138 in connection with forward contracts.
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

28

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$22,142,315	$—	$22,142,315	$—
Corporate Bonds	5,280,033,242	—	5,280,033,242	—
Foreign Government Obligations	459,460,952	—	459,460,952	—
Municipal Bonds	38,498,977	—	38,498,977	—
Senior Floating Rate Interests	7,981,714	—	7,981,714	—
U.S. Government Securities	302,157,965	—	302,157,965	—
Common Stocks	4,992,199,063	4,721,913,957	270,285,106	—
Preferred Stocks	10,845,143	10,845,143	—	—
Short-Term Investments	156,874,690	122,643,833	34,230,857	—
Foreign Currency Contracts(2)	1,352,961	—	1,352,961	—
Futures Contracts(2)	2,133,816	2,133,816	—	—
Swaps - Credit Default(2)	402,933	—	402,933	—
Total	$11,274,083,771	$4,857,536,749	$6,416,547,022	$—
Liabilities
Foreign Currency Contracts(2)	$(2,148,580)	$—	$(2,148,580)	$—
Futures Contracts(2)	(3,037,148)	(3,037,148)	—	—
Swaps - Credit Default(2)	(442,763)	—	(442,763)	—
Swaps - Interest Rate(2)	(122,545)	—	(122,545)	—
Total	$(5,751,036)	$(3,037,148)	$(2,713,888)	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

29

The Hartford Checks and Balances Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 67.3%
9,815,031	The Hartford Capital Appreciation Fund, Class F		$452,276,632
12,789,523	The Hartford Dividend and Growth Fund, Class F		458,632,301
	Total Domestic Equity Funds (cost $634,108,565)		$910,908,933
	Taxable Fixed Income Funds - 32.4%
13,022,268	Hartford Total Return Bond ETF		439,371,323
	Total Affiliated Investment Companies (cost $1,114,345,872)		$1,350,280,256
	Total Investments (cost $1,114,345,872)	99.7%	$1,350,280,256
	Other Assets and Liabilities	0.3%	3,810,572
	Net Assets	100.0%	$1,354,090,828
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$1,350,280,256	$1,350,280,256	$—	$—
Total	$1,350,280,256	$1,350,280,256	$—	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

30

The Hartford Conservative Allocation Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 26.7%
246,315	Hartford Core Equity Fund, Class F	$13,973,426
227,229	Hartford Large Cap Growth ETF*	6,332,872
161,636	Hartford Small Cap Value Fund, Class F	2,207,952
49,469	Hartford US Quality Growth ETF	3,079,979
55,546	Hartford US Value ETF	3,339,309
310,562	The Hartford Equity Income Fund, Class F	6,524,915
78,414	The Hartford Small Company Fund, Class F*	2,126,591
	Total Domestic Equity Funds (cost $26,175,652)	$37,585,044
	International/Global Equity Funds - 10.6%
88,299	Hartford Multifactor Developed Markets (ex-US) ETF	3,625,557
90,830	Hartford Schroders Emerging Markets Equity Fund, Class F	2,474,217
160,118	Hartford Schroders International Contrarian Value Fund, Class F	2,798,859
113,447	The Hartford International Growth Fund, Class F	2,499,242
154,568	The Hartford International Opportunities Fund, Class F	3,575,152
	Total International/Global Equity Funds (cost $10,472,625)	$14,973,027
	Taxable Fixed Income Funds - 62.4%
690,433	Hartford Core Bond ETF	24,192,772
1,786,718	Hartford Schroders Core Fixed Income Fund, Class F	15,330,042
433,310	Hartford Strategic Income ETF	15,209,181
Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7% - (continued)
	Taxable Fixed Income Funds - 62.4% - (continued)
775,047	The Hartford Inflation Plus Fund, Class F		$8,230,996
2,488,235	The Hartford World Bond Fund, Class F		24,857,468
	Total Taxable Fixed Income Funds (cost $89,770,572)		$87,820,459
	Total Affiliated Investment Companies (cost $126,418,849)		$140,378,530
	Total Investments (cost $126,418,849)	99.7%	$140,378,530
	Other Assets and Liabilities	0.3%	448,003
	Net Assets	100.0%	$140,826,533
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$140,378,530	$140,378,530	$—	$—
Total	$140,378,530	$140,378,530	$—	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

31

Hartford Moderate Allocation Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 42.4%
895,826	Hartford Core Equity Fund, Class F		$50,820,207
818,165	Hartford Large Cap Growth ETF*		22,802,259
622,923	Hartford Small Cap Value Fund, Class F		8,509,127
194,398	Hartford US Quality Growth ETF		12,103,375
207,886	Hartford US Value ETF		12,497,670
1,123,221	The Hartford Equity Income Fund, Class F		23,598,883
306,037	The Hartford Small Company Fund, Class F*		8,299,722
	Total Domestic Equity Funds (cost $93,672,591)		$138,631,243
	International/Global Equity Funds - 21.0%
396,559	Hartford Multifactor Developed Markets (ex-US) ETF		16,282,713
405,673	Hartford Schroders Emerging Markets Equity Fund, Class F		11,050,531
743,371	Hartford Schroders International Contrarian Value Fund, Class F		12,994,124
523,617	The Hartford International Growth Fund, Class F		11,535,284
735,010	The Hartford International Opportunities Fund, Class F		17,000,773
	Total International/Global Equity Funds (cost $46,321,269)		$68,863,425
	Taxable Fixed Income Funds - 36.4%
1,065,425	Hartford Core Bond ETF		37,332,492
2,434,615	Hartford Schroders Core Fixed Income Fund, Class F		20,888,993
660,760	Hartford Strategic Income ETF		23,192,676
3,778,402	The Hartford World Bond Fund, Class F		37,746,241
	Total Taxable Fixed Income Funds (cost $124,001,706)		$119,160,402
	Total Affiliated Investment Companies (cost $263,995,566)		$326,655,070
	Total Investments (cost $263,995,566)	99.8%	$326,655,070
	Other Assets and Liabilities	0.2%	722,822
	Net Assets	100.0%	$327,377,892
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$326,655,070	$326,655,070	$—	$—
Total	$326,655,070	$326,655,070	$—	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

32

Hartford Moderately Aggressive Allocation Fund (formerly, The Hartford Growth Allocation Fund)
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 58.0%
2,161,280	Hartford Core Equity Fund, Class F		$122,609,447
2,083,965	Hartford Large Cap Growth ETF*		58,080,105
1,540,640	Hartford Small Cap Value Fund, Class F		21,045,143
487,105	Hartford US Quality Growth ETF		30,327,547
486,176	Hartford US Value ETF		29,227,880
2,717,551	The Hartford Equity Income Fund, Class F		57,095,740
763,518	The Hartford Small Company Fund, Class F*		20,706,605
	Total Domestic Equity Funds (cost $231,733,612)		$339,092,467
	International/Global Equity Funds - 26.1%
869,455	Hartford Multifactor Developed Markets (ex-US) ETF		35,699,822
954,577	Hartford Schroders Emerging Markets Equity Fund, Class F		26,002,685
1,626,874	Hartford Schroders International Contrarian Value Fund, Class F		28,437,752
1,134,088	The Hartford International Growth Fund, Class F		24,983,947
1,605,559	The Hartford International Opportunities Fund, Class F		37,136,586
	Total International/Global Equity Funds (cost $103,571,707)		$152,260,792
	Taxable Fixed Income Funds - 15.7%
825,928	Hartford Core Bond ETF		28,940,517
1,804,725	Hartford Schroders Core Fixed Income Fund, Class F		15,484,537
442,520	Hartford Strategic Income ETF		15,532,452
3,200,460	The Hartford World Bond Fund, Class F		31,972,597
	Total Taxable Fixed Income Funds (cost $93,755,067)		$91,930,103
	Total Affiliated Investment Companies (cost $429,060,386)		$583,283,362
	Total Investments (cost $429,060,386)	99.8%	$583,283,362
	Other Assets and Liabilities	0.2%	942,356
	Net Assets	100.0%	$584,225,718
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$583,283,362	$583,283,362	$—	$—
Total	$583,283,362	$583,283,362	$—	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

33

Hartford Multi-Asset Income Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.4%
	Asset-Backed - Automobile - 3.1%
$ 126,287	Ally Bank Auto Credit-Linked Notes Series 2024-B, 6.68%, 09/15/2032(1)	$126,916
837,658	Avid Automobile Receivables Trust 7.80%, 07/15/2032	838,416
	Avis Budget Rental Car Funding AESOP LLC
260,000	Series 2026-1A, 6.53%, 08/20/2030(1)	256,778
210,000	Series 2023-3A, 7.32%, 02/20/2028(1)	211,719
695,035	Bridgecrest Lending Auto Securitization Trust Series 2024-4, 4.72%, 09/15/2028	695,676
83,813	CFMT LLC Series 2021-AL1, 1.39%, 09/22/2031(1)	83,616
585,343	Chase Auto Credit Linked Notes Series 2025-1, 6.02%, 02/25/2033(1)	585,938
142,038	Enterprise Fleet Financing LLC Series 2023-3, 6.40%, 03/20/2030(1)	143,276
217,724	Exeter Automobile Receivables Trust Series 2025-1A, 4.67%, 08/15/2028	217,915
1,300,000	GLS Auto Receivables Issuer Trust Series 2024-3A, 7.25%, 06/16/2031(1)	1,331,530
810,000	GM Financial Consumer Automobile Receivables Trust Series 2026-1, 3.77%, 03/16/2029	807,768
426,667	Hertz Vehicle Financing III LLC Series 2023-1A, 9.13%, 06/25/2027(1)	428,207
	Huntington Bank Auto Credit-Linked Notes
388,134	Series 2025-2, 6.89%, 09/20/2033, 30 day USD SOFR Average + 3.25%(1)(2)	379,301
311,801	Series 2025-1, 7.14%, 03/21/2033, 30 day USD SOFR Average + 3.50%(1)(2)	307,257
800,254	Series 2026-1, 8.14%, 02/20/2034, 30 day USD SOFR Average + 4.50%(1)(2)	797,440
815,000	Prestige Auto Receivables Trust Series 2024-2A, 6.75%, 11/17/2031(1)	788,432
	Santander Bank Auto Credit-Linked Notes
250,000	Series 2025-A, 6.27%, 01/16/2034(1)	249,016
287,507	Series 2024-B, 6.80%, 01/18/2033(1)	290,092
725,000	Series 2025-A, 7.34%, 01/16/2034(1)	722,513
672,095	Series 2024-B, 8.88%, 01/18/2033(1)	685,236
194,752	Securitized Term Auto Receivables Trust Series 2025-A, 6.75%, 07/25/2031(1)	198,352
85,000	SFS Auto Receivables Securitization Trust Series 2024-1A, 5.38%, 01/21/2031(1)	86,395
2,030,000	Toyota Auto Receivables Owner Trust Series 2026-A, 3.80%, 12/15/2028	2,027,238
770,000	Westlake Automobile Receivables Trust Series 2026-P1, 4.01%, 03/17/2031(1)	760,373
	Wheels Fleet Lease Funding 1 LLC
2,408,093	Series 2024-3A, 4.80%, 09/19/2039(1)	2,422,365
89,850	Series 2023-2A, 6.46%, 08/18/2038(1)	90,521
2,050,000	World Omni Auto Receivables Trust Series 2026-A, 4.00%, 03/15/2032	2,031,464
		17,563,750
	Asset-Backed - Finance & Insurance - 0.4%
345,000	CBAMR Ltd. Series 2020-13A, 10.44%, 04/20/2039, 3 mo. USD Term SOFR + 6.77%(1)(2)	345,096
540,000	Golub Capital Partners CLO 72 B Ltd. Series 2024-72A, 6.90%, 04/25/2039, 3 mo. USD Term SOFR + 3.25%(1)(2)	540,113
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.4% - (continued)
	Asset-Backed - Finance & Insurance - 0.4% - (continued)
$ 1,100,000	Kubota Credit Owner Trust Series 2026-1A, 3.87%, 05/15/2030(1)	$1,089,372
65,000	VB-S1 Issuer LLC Series 2026-1A, 6.84%, 03/15/2056(1)	65,233
		2,039,814
	Asset-Backed - Home Equity - 0.1%
	Point Securitization Trust
125,000	Series 2026-1, 6.50%, 02/25/2056(1)(3)	122,560
285,000	Series 2025-2, 7.00%, 10/25/2055(1)(3)	282,197
335,000	Series 2025-1, 7.50%, 06/25/2055(1)	335,224
		739,981
	Commercial Mortgage-Backed Securities - 2.9%
200,000	BPR Trust Series 2024-PMDW, 5.85%, 11/05/2041(1)(2)	192,797
705,000	BX Trust Series 2025-DELC, 7.60%, 12/15/2042, 1 mo. USD Term SOFR + 3.95%(1)(2)	703,746
	Commercial Mortgage Trust
115,000	Series 2015-LC19, 4.57%, 02/10/2048(1)(2)	105,798
892,000	Series 2024-CBM, 8.19%, 12/10/2041(1)(2)	892,655
	CSAIL Commercial Mortgage Trust
495,000	Series 2016-C5, 3.55%, 11/15/2048(1)(2)	465,300
240,636	Series 2015-C3, 4.34%, 08/15/2048(2)	232,514
520,000	DC Trust Series 2024-HLTN, 8.78%, 04/13/2040(1)(2)	513,034
96,313	Extended Stay America Trust Series 2025-ESH, 7.75%, 10/15/2042, 1 mo. USD Term SOFR + 4.10%(1)(2)	96,795
252,771	GS Mortgage Securities Trust Series 2015-GC28, 4.57%, 02/10/2048(1)(2)	242,018
627,035	HIH Trust Series 2024-61P, 7.84%, 10/15/2041, 1 mo. USD Term SOFR + 4.19%(1)(2)	628,211
1,260,000	HTL Commercial Mortgage Trust Series 2024-T53, 8.47%, 05/10/2039(1)(2)	1,277,178
	JPMBB Commercial Mortgage Securities Trust
1,525,000	Series 2014-C23, 4.17%, 09/15/2047(1)(2)	1,387,003
115,000	Series 2014-C22, 4.66%, 09/15/2047(2)	108,675
	Morgan Stanley Bank of America Merrill Lynch Trust
795,000	Series 2013-C9, 3.92%, 05/15/2046(1)(2)	723,560
180,000	Series 2017-C34, 4.31%, 11/15/2052(2)	160,659
1,300,000	Morgan Stanley Capital I Trust Series 2014-150E, 3.91%, 09/09/2032(1)	1,222,466
865,000	NYC Commercial Mortgage Trust Series 2025-3BP, 7.19%, 02/15/2042, 1 mo. USD Term SOFR + 3.54%(1)(2)	864,695
190,000	SHR Trust Series 2024-LXRY, 8.10%, 10/15/2041, 1 mo. USD Term SOFR + 4.45%(1)(2)	190,831
1,075,000	SLG Office Trust Series 2026-OMA, 6.96%, 04/15/2041(1)(2)	1,080,439
675,000	TEXAS Commercial Mortgage Trust Series 2025-TWR, 6.75%, 04/15/2042, 1 mo. USD Term SOFR + 3.09%(1)(2)	674,186
150,000	WHARF Commercial Mortgage Trust Series 2025-DC, 7.98%, 07/15/2040(1)(2)	153,971
The accompanying notes are an integral part of these financial statements.

34

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.4% - (continued)
	Commercial Mortgage-Backed Securities - 2.9% - (continued)
$ 820,000	Willowbrook Mall Series 2025-WBRK, 6.28%, 03/05/2035(1)(2)	$777,370
1,500,000	Worldwide Plaza Trust Series 2017-WWP, 3.53%, 11/10/2036(1)	1,207,501
	X-Caliber Funding LLC
1,475,000	Series 2025-VFN1, 6.64%, 06/17/2030, 1 mo. USD Term SOFR + 2.97%(1)(2)	1,473,438
725,000	Series 2026-HPL, 6.81%, 02/15/2046, 1 mo. USD Term SOFR + 3.15%(1)(2)	720,370
315,000	Series 2024-MSD, 8.25%, 01/15/2028, 1 mo. USD Term SOFR + 4.25%(1)(2)	316,280
		16,411,490
	Other Asset-Backed Securities - 2.5%
210,000	AMSR Trust Series 2025-SFR1, 3.66%, 06/17/2042(1)	185,738
400,000	Amur Equipment Finance Receivables XV LLC Series 2025-1A, 8.35%, 01/20/2034(1)	407,264
840,000	Apidos CLO Ltd. Series 2024-50A, 3.65%, 01/20/2038(1)(2)	489,882
1,000,000	Apidos CLO XXXIV Ltd. Series 2020-34A, 8.48%, 01/20/2039, 3 mo. USD Term SOFR + 4.80%(1)(2)	1,004,162
470,000	Ballyrock CLO 29 Ltd. Series 2025-29A, 3.65%, 07/25/2038(1)(2)	295,774
1,500,000	Barings CLO Ltd. Series 2019-4A, 10.07%, 07/15/2037, 3 mo. USD Term SOFR + 6.40%(1)(2)	1,490,850
34,284	Castlelake Aircraft Structured Trust Series 2019-1A, 3.97%, 04/15/2039(1)	33,729
94,245	CF Hippolyta Issuer LLC Series 2021-1A, 1.98%, 03/15/2061(1)	56,365
267,239	DLLAD LLC Series 2023-1A, 4.79%, 01/20/2028(1)	268,021
250,000	Galaxy XXII CLO Ltd. Series 2016-22A, 8.93%, 04/16/2034, 3 mo. USD Term SOFR + 5.25%(1)(2)	242,254
671,897	GreenSky Home Improvement Issuer Trust Series 2025-1A, 8.65%, 03/25/2060(1)	689,478
840,000	Hamlin Park CLO Ltd. Series 2024-1A, 3.65%, 10/20/2037(1)(2)	474,330
150,000	Home Re Ltd. Series 2026-1, 6.25%, 01/25/2036, 30 day USD SOFR Average + 2.60%(1)(2)	150,913
485,428	Horizon Aircraft Finance I Ltd. Series 2018-1, 4.46%, 12/15/2038(1)	483,633
113,665	Horizon Aircraft Finance III Ltd. Series 2019-2, 3.43%, 11/15/2039(1)	111,469
295,000	Hotwire Funding LLC Series 2021-1, 2.31%, 11/20/2051(1)	291,267
153,792	Kubota Credit Owner Trust Series 2023-2A, 5.28%, 01/18/2028(1)	154,697
835,000	Lewey Park CLO Ltd. Series 2024-1A, 3.65%, 10/21/2037(1)(2)	474,550
300,000	Magnetite XLV Ltd. Series 2025-45A, 3.65%, 04/15/2038(1)(2)	189,000
1,420,120	MMAF Equipment Finance LLC Series 2023-A, 5.54%, 12/13/2029(1)	1,437,663
1,295,000	PEAC Solutions Receivables LLC Series 2025-1A, 5.04%, 07/20/2032(1)	1,308,842
800,000	RR 38 Ltd. Series 2025-38A, 3.65%, 04/15/2040(1)(2)	525,552
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.4% - (continued)
	Other Asset-Backed Securities - 2.5% - (continued)
$ 62,533	Start II Ltd. Series 2019-1, 4.09%, 03/15/2044(1)	$62,642
3,591,000	Verizon Master Trust Series 2024-6, 4.17%, 08/20/2030	3,593,357
		14,421,432
	Whole Loan Collateral CMO - 3.4%
	Angel Oak Mortgage Trust
275,000	Series 2021-3, 2.48%, 05/25/2066(1)(2)	211,650
4,341	Series 2019-6, 2.62%, 11/25/2059(1)(2)	4,312
	Deephaven Residential Mortgage Trust
1,550,000	Series 2021-3, 3.27%, 08/25/2066(1)(2)	1,221,503
803,000	Series 2026-INV2, 6.71%, 02/25/2071(1)(2)	780,913
680,000	Ellington Financial Mortgage Trust Series 2026-RM1, 4.75%, 01/25/2056(1)(2)	584,368
	Federal National Mortgage Association Connecticut Avenue Securities Trust
860,000	Series 2021-R03, 9.15%, 12/25/2041, 30 day USD SOFR Average + 5.50%(1)(2)	880,908
1,400,000	Series 2021-R01, 9.65%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	1,428,765
1,145,000	Series 2022-R01, 9.65%, 12/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	1,176,934
860,000	Series 2021-R02, 9.85%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(2)	881,570
1,325,000	Series 2022-R05, 10.65%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(2)	1,395,397
445,000	Series 2022-R02, 11.30%, 01/25/2042, 30 day USD SOFR Average + 7.65%(1)(2)	464,260
1,266,000	Series 2022-R04, 13.15%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	1,351,898
	Flagstar Mortgage Trust
115,127	Series 2021-9INV, 2.00%, 09/25/2041(1)(2)	101,839
54,315	Series 2018-3INV, 4.00%, 05/25/2048(1)(2)	50,609
238,000	GCAT Trust Series 2026-NQM2, 6.61%, 02/25/2071(1)(2)	231,825
180,000	Imperial Fund Mortgage Trust Series 2021-NQM4, 4.10%, 01/25/2057(1)(2)	144,312
46,080	MetLife Securitization Trust Series 2017-1A, 3.00%, 04/25/2055(1)(2)	44,166
	Pretium Mortgage Credit Partners LLC
1,476,000	Series 2026-RPL1, 4.15%, 01/25/2070(1)(3)	1,339,888
270,000	Series 2026-NPL3, 6.22%, 02/25/2056(1)(3)	267,103
195,000	Series 2026-NPL1, 6.54%, 01/25/2056(1)(3)	194,045
568,000	Series 2026-NPL2, 6.54%, 02/25/2056(1)(3)	566,043
545,000	Series 2025-NPL14, 6.78%, 12/25/2055(1)(3)	538,287
246,000	Series 2025-NPL13, 6.78%, 12/25/2055(1)(3)	244,115
255,000	Series 2025-NPL11, 7.02%, 10/25/2055(1)(3)	253,135
The accompanying notes are an integral part of these financial statements.

35

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.4% - (continued)
	Whole Loan Collateral CMO - 3.4% - (continued)
$ 215,000	Series 2026-NPL5, 7.05%, 04/25/2056(1)(3)	$214,998
395,000	Series 2025-NPL7, 8.35%, 07/25/2055(1)(3)	394,810
410,000	Series 2025-NPL5, 8.72%, 05/25/2055(1)(3)	412,607
280,000	Series 2025-NPL6, 8.72%, 06/25/2055(1)(3)	280,706
	PRPM LLC
290,000	Series 2025-RPL4, 3.00%, 05/25/2055(1)(3)	262,152
462,000	Series 2026-2, 6.47%, 02/25/2031(1)(3)	460,529
657,000	Series 2025-8, 7.20%, 10/25/2030(1)(3)	655,132
164,000	Series 2025-7, 7.45%, 08/25/2030(1)(3)	163,932
100,000	Series 2025-5, 8.57%, 07/25/2030(1)(3)	99,578
425,000	Series 2024-6, 8.60%, 11/25/2029(1)(3)	425,373
695,000	Series 2024-7, 8.84%, 11/25/2029(1)(3)	691,152
	Towd Point Mortgage Trust
35,090	Series 2017-4, 2.75%, 06/25/2057(1)(2)	34,545
1,855	Series 2018-1, 3.00%, 01/25/2058(1)(2)	1,848
1,430,000	Verus Securitization Trust Series 2021-5, 3.04%, 09/25/2066(1)(2)	1,042,271
		19,497,478
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $71,804,818)	$70,673,945
CONVERTIBLE BONDS - 4.6%
	Auto Manufacturers - 0.1%
	Rivian Automotive, Inc.
450,000	3.63%, 10/15/2030	$465,570
79,000	4.63%, 03/15/2029	90,258
		555,828
	Biotechnology - 0.3%
	Bridgebio Pharma, Inc.
73,000	0.75%, 02/01/2033(1)	72,445
210,000	1.75%, 03/01/2031	346,114
	Cytokinetics, Inc.
50,000	1.75%, 10/01/2031(1)	63,812
195,000	3.50%, 07/01/2027	279,825
385,000	Immunocore Holdings PLC 2.50%, 02/01/2030	342,650
352,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	522,720
		1,627,566
	Commercial Banks - 0.1%
EUR 600,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.53%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	473,294
	Commercial Services - 0.0%
$ 90,000	Block, Inc. 0.25%, 11/01/2027	84,510
	Diversified Financial Services - 0.1%
	Coinbase Global, Inc.
283,000	0.00%, 10/01/2032(1)(4)	238,569
228,000	0.25%, 04/01/2030	221,274
		459,843
	Electric - 0.4%
125,000	Ormat Technologies, Inc. 1.50%, 03/15/2031(1)	132,288
500,000	PG&E Corp. 4.25%, 12/01/2027	512,250
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 4.6% - (continued)
	Electric - 0.4% - (continued)
$ 344,000	PPL Capital Funding, Inc. 3.00%, 12/01/2030(1)	$355,878
587,000	Southern Co. 3.25%, 06/15/2028(1)	596,685
	WEC Energy Group, Inc.
155,000	3.38%, 06/01/2028(1)	161,665
393,000	4.38%, 06/01/2029	490,268
		2,249,034
	Energy-Alternate Sources - 0.0%
175,000	Enphase Energy, Inc. 0.00%, 03/01/2028(4)	159,478
	Engineering & Construction - 0.5%
EUR 2,000,000	Cellnex Telecom SA 0.75%, 11/20/2031(5)	2,102,712
$ 450,000	Fluor Corp. 1.13%, 08/15/2029	603,000
		2,705,712
	Healthcare - Products - 0.4%
	Guardant Health, Inc.
115,000	0.00%, 05/15/2033(1)(4)	120,103
70,000	1.25%, 02/15/2031	113,407
435,000	Integer Holdings Corp. 1.88%, 03/15/2030	420,863
400,000	Lantheus Holdings, Inc. 2.63%, 12/15/2027	508,800
382,000	Merit Medical Systems, Inc. 3.00%, 02/01/2029	406,857
400,000	Qiagen NV 2.50%, 09/10/2031(5)	392,099
71,000	Tempus AI, Inc. 0.75%, 07/15/2030(1)	74,053
		2,036,182
	Home Builders - 0.1%
707,000	Meritage Homes Corp. 1.75%, 05/15/2028	693,213
	Insurance - 0.0%
HKD 2,000,000	China Pacific Insurance Group Co. Ltd. 0.00%, 09/18/2030(4)(5)	266,709
	Internet - 0.2%
	Alibaba Group Holding Ltd.
$ 285,000	0.00%, 09/15/2032(4)(5)	284,145
110,000	0.50%, 06/01/2031	158,785
238,000	DoorDash, Inc. 0.00%, 05/15/2030(1)(4)	227,052
280,000	Uber Technologies, Inc. 0.88%, 12/01/2028	342,300
		1,012,282
	Investment Company Security - 0.2%
400,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	636,200
	IREN Ltd.
55,000	0.00%, 07/01/2031(1)(4)	47,575
240,000	1.00%, 06/01/2033(1)	264,720
221,000	Terawulf, Inc. 0.00%, 05/01/2032(1)(4)	301,621
		1,250,116
	IT Services - 0.2%
32,000	Lumentum Holdings, Inc. 0.38%, 03/15/2032(1)	156,669
570,000	Parsons Corp. 2.63%, 03/01/2029	559,740
35,000	Seagate HDD Cayman 3.50%, 06/01/2028	285,057
	Super Micro Computer, Inc.
153,000	0.00%, 06/15/2030(1)(4)	124,297
60,000	3.50%, 03/01/2029	52,150
		1,177,913
	Leisure Time - 0.1%
	NCL Corp. Ltd.
259,000	0.75%, 09/15/2030(1)	242,080
520,000	0.88%, 04/15/2030	546,650
		788,730
The accompanying notes are an integral part of these financial statements.

36

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 4.6% - (continued)
	Lodging - 0.2%
$ 1,421,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	$1,418,158
	Machinery - Construction & Mining - 0.1%
250,000	Bloom Energy Corp. 0.00%, 11/15/2030(1)(4)	435,175
	Media - 0.0%
35,000	EchoStar Corp. 3.88%, 11/30/2030(6)	131,316
	Miscellaneous Manufacturing - 0.1%
325,000	JBT Marel Corp. 0.38%, 09/15/2030(1)	305,500
	Oil & Gas Services - 0.1%
230,000	Liberty Energy, Inc. 0.00%, 03/01/2032(1)(4)	258,865
188,000	Solaris Energy Infrastructure, Inc. 0.25%, 10/01/2031	287,170
		546,035
	Pharmaceuticals - 0.2%
505,000	Jazz Investments I Ltd. 3.13%, 09/15/2030	754,470
341,000	Zoetis, Inc. 0.25%, 06/15/2029(1)	337,078
		1,091,548
	Pipelines - 0.0%
105,000	Golar LNG Ltd. 2.75%, 12/15/2030(1)	126,683
	Real Estate - 0.0%
121,000	Compass, Inc. 0.25%, 04/15/2031(1)	106,238
	Real Estate Investment Trusts - 0.4%
581,000	Boston Properties LP 2.00%, 10/01/2030(1)	543,235
430,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	448,060
121,000	Realty Income Corp. 3.50%, 01/15/2029(1)	126,143
	Rexford Industrial Realty LP
400,000	4.13%, 03/15/2029(1)	396,800
225,000	4.38%, 03/15/2027(1)	224,212
175,000	Welltower OP LLC 2.75%, 05/15/2028(1)	399,175
		2,137,625
	Semiconductors - 0.2%
450,000	ON Semiconductor Corp. 0.50%, 03/01/2029	548,100
	Semtech Corp.
380,000	0.00%, 10/15/2030(1)(4)	507,300
4,000	1.63%, 11/01/2027	11,344
		1,066,744
	Software - 0.6%
500,000	Cloudflare, Inc. 0.00%, 06/15/2030(1)(4)	574,248
174,000	CoreWeave, Inc. 1.75%, 10/01/2032(1)	208,713
650,000	Datadog, Inc. 0.00%, 12/01/2029(4)	653,575
432,000	Guidewire Software, Inc. 1.25%, 11/01/2029	424,710
83,000	Nebius Group NV 2.63%, 03/15/2033(1)	91,657
710,000	Nutanix, Inc. 0.50%, 12/15/2029	657,318
289,000	Snowflake, Inc. 0.00%, 10/01/2029(4)	338,650
328,000	Unity Software, Inc. 0.00%, 03/15/2030(4)	357,930
		3,306,801
	Telecommunications - 0.0%
168,000	AST SpaceMobile, Inc. 2.00%, 01/15/2036(1)	170,688
	Total Convertible Bonds (cost $24,698,107)	$26,382,921
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1%
	Agriculture - 0.2%
$ 115,000	BAT Capital Corp. 5.63%, 08/15/2035	$118,594
	MHP Lux SA
571,000	6.25%, 09/19/2029(5)	514,536
220,000	10.50%, 07/28/2029(1)	225,302
		858,432
	Airlines - 0.0%
215,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)(7)	200,244
80,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc. 9.50%, 06/01/2028(1)(7)	80,870
		281,114
	Apparel - 0.1%
210,809	Beach Acquisition Bidco LLC 10.00%, 07/15/2033(1)(6)	231,892
220,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	231,765
		463,657
	Auto Manufacturers - 0.0%
246,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(2)(8)	241,721
	Auto Parts & Equipment - 0.1%
95,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 09/15/2032(1)	97,180
EUR 150,000	Forvia SE 2.38%, 06/15/2027(5)	173,914
200,000	ZF Europe Finance BV 7.00%, 06/12/2030(5)	245,331
		516,425
	Biotechnology - 0.2%
$ 710,000	Biocon Biologics Global PLC 6.67%, 10/09/2029(5)	713,403
200,000	Genmab AS/Genmab Finance LLC 6.25%, 12/15/2032(1)	205,250
		918,653
	Chemicals - 0.9%
889,000	Dangote Fertiliser Ltd. 7.75%, 05/05/2031(5)	899,001
	GC Treasury Center Co. Ltd.
400,000	6.50%, 09/10/2030, (6.50% fixed rate until 09/10/2030; 5 yr. USD CMT + 2.82% thereafter)(1)(2)(8)	394,195
225,000	7.13%, 03/10/2035, (7.13% fixed rate until 03/10/2035; 5 yr. USD CMT + 3.16% thereafter)(1)(2)(8)	222,712
288,000	Hanwha Totalenergies Petrochemical Co. Ltd. 5.50%, 07/18/2029(5)	277,430
	OCP SA
415,000	6.70%, 03/01/2036(5)	432,676
475,000	6.74%, 04/22/2031, (6.74% fixed rate until 04/22/2031; 5 yr. USD CMT + 2.75% thereafter)(1)(2)(8)	472,941
704,000	7.37%, 04/22/2036, (7.37% fixed rate until 04/22/2036; 5 yr. USD CMT + 3.22% thereafter)(1)(2)(8)	699,608
	Tronox, Inc.
1,990,000	4.63%, 03/15/2029(1)(7)	1,665,362
175,000	9.13%, 09/30/2030(1)(7)	177,834
		5,241,759
The accompanying notes are an integral part of these financial statements.

37

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Commercial Banks - 2.7%
	Abanca Corp. Bancaria SA
EUR 100,000	4.63%, 12/11/2036, (4.63% fixed rate until 12/11/2031; 5 yr. EURIBOR ICE Swap + 2.45% thereafter)(2)(5)	$118,863
200,000	6.13%, 09/19/2031, (6.13% fixed rate until 09/19/2031; 5 yr. EURIBOR ICE Swap + 3.89% thereafter)(2)(5)(8)	236,521
225,000	AIB Group PLC 6.00%, 07/14/2031, (6.00% fixed rate until 07/14/2031; 5 yr. EURIBOR ICE Swap + 3.71% thereafter)(2)(5)(8)	268,479
300,000	AL Sydbank 3.63%, 03/05/2030, (3.63% fixed rate until 03/05/2029; 3 mo. EURIBOR + 1.45% thereafter)(2)	352,500
GBP 250,000	Aldermore Group PLC 6.00%, 10/01/2035, (6.00% fixed rate until 10/01/2030; 5 yr. U.K. Government Bond + 2.02% thereafter)(2)(5)	333,311
EUR 250,000	Alpha Bank SA 11.88%, 02/08/2028, (11.88% fixed rate until 02/08/2028; 5 yr. EUR Swap + 9.31% thereafter)(2)(5)(8)	327,571
100,000	Argenta Spaarbank NV 3.75%, 02/02/2034, (3.75% fixed rate until 02/02/2033; 1 yr. EURIBOR ICE Swap +1.08% thereafter)(2)(5)	115,363
800,000	Banca Transilvania SA 7.13%, 11/27/2030, (7.13% fixed rate until 11/27/2030; 5 yr. EURIBOR ICE Swap + 4.78% thereafter)(2)(5)(8)	960,296
$ 200,000	Banco Bilbao Vizcaya Argentaria SA 7.13%, 12/31/2099, 5 yr. USD CMT + 2.99%(2)	200,000
	Banco Santander SA
EUR 200,000	1.00%, 10/01/2033(5)	191,866
$ 400,000	4.55%, 11/06/2030	394,594
200,000	5.44%, 04/15/2036	198,558
EUR 200,000	7.00%, 11/20/2029, (7.00% fixed rate until 11/20/2029; 5 yr. EUR Swap + 4.43% thereafter)(2)(5)(8)	249,009
200,000	Bank of Cyprus Holdings PLC 11.88%, 06/21/2028, (11.88% fixed rate until 06/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(2)(5)(8)	266,948
200,000	Bank of Ireland Group PLC 6.38%, 03/10/2030, (6.38% fixed rate until 03/10/2030; 5 yr. EURIBOR ICE Swap + 4.03% thereafter)(2)(5)(8)	242,244
$ 250,000	Bank of New York Mellon 4.73%, 04/20/2029, (4.73% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.14% thereafter)(2)	251,980
GBP 250,000	Barclays PLC 8.88%, 09/15/2027, (8.88% fixed rate until 09/15/2027; 5 yr. U.K. Government Bond + 6.96% thereafter)(2)(5)(8)	351,518
EUR 200,000	BAWAG Group AG 7.25%, 09/18/2029, (7.25% fixed rate until 09/18/2029; 5 yr. EURIBOR ICE Swap + 5.05% thereafter)(2)(5)(8)	247,279
$ 370,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(2)(5)	407,381
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Commercial Banks - 2.7% - (continued)
$ 445,000	BNP Paribas SA 7.20%, 04/17/2036, (7.20% fixed rate until 04/17/2036; 5 yr. USD CMT + 2.94% thereafter)(1)(2)(8)	$447,610
EUR 200,000	BPER Banca SpA 5.88%, 03/19/2031, (5.88% fixed rate until 03/19/2031; 5 yr. EURIBOR ICE Swap + 3.57% thereafter)(2)(5)(8)	234,448
200,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(2)(5)(8)	257,366
	Citigroup, Inc.
$ 240,000	6.63%, 02/15/2031, (6.63% fixed rate until 02/15/2031; 5 yr. USD CMT + 3.00% thereafter)(2)(8)	242,942
119,000	7.63%, 11/15/2028, (7.63% fixed rate until 11/15/2028; 5 yr. USD CMT + 3.21% thereafter)(2)(8)	123,750
EUR 100,000	CrediaBank SA 9.38%, 01/31/2031, (9.38% fixed rate until 01/31/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(2)(5)(8)	124,188
200,000	Credit Agricole SA 6.50%, 09/23/2029, (6.50% fixed rate until 09/23/2029; 5 yr. EURIBOR ICE Swap + 4.21% thereafter)(2)(5)(8)	245,293
200,000	Eurobank SA 6.25%, 11/10/2033, (6.25% fixed rate until 11/10/2033; 5 yr. EURIBOR ICE Swap + 3.79% thereafter)(2)(5)(8)	232,383
$ 200,000	Golomt Bank 11.00%, 05/20/2027(5)	206,997
	HSBC Holdings PLC
200,000	4.60%, 12/17/2030, (4.60% fixed rate until 12/17/2030; 5 yr. USD CMT + 3.65% thereafter)(2)(7)(8)	186,538
325,000	4.62%, 11/06/2031, (4.62% fixed rate until 11/06/2030; 6 mo. USD SOFR + 1.19% thereafter)(2)	321,963
481,000	5.28%, 03/10/2037, (5.28% fixed rate until 03/10/2036; 6 mo. USD SOFR + 1.55% thereafter)(2)	474,396
450,000	6.75%, 03/24/2031, (6.75% fixed rate until 03/24/2031; 5 yr. USD CMT + 2.91% thereafter)(2)(8)	455,785
EUR 600,000	Ibercaja Banco SA 9.13%, 01/25/2028, (9.13% fixed rate until 01/25/2028; 5 yr. EUR Swap + 6.83% thereafter)(2)(5)(8)	756,652
$ 275,000	Intesa Sanpaolo SpA 8.25%, 11/21/2033, (8.25% fixed rate until 11/21/2032; 1 yr. USD CMT + 4.40% thereafter)(1)(2)	319,238
	JP Morgan Chase & Co.
70,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(2)	70,081
70,000	4.60%, 10/22/2030, (4.60% fixed rate until 10/22/2029; 6 mo. USD SOFR + 1.04% thereafter)(2)	70,162
25,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(2)	25,444
77,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(2)	75,869
25,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(2)	25,362
The accompanying notes are an integral part of these financial statements.

38

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Commercial Banks - 2.7% - (continued)
	Metro Bank Holdings PLC
GBP 225,000	12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(2)(5)	$342,506
600,000	13.88%, 03/26/2030, (13.88% fixed rate until 03/26/2030; 5 yr. U.K. Government Bond + 9.57% thereafter)(2)(5)(8)	942,911
EUR 800,000	Nova Ljubljanska Banka DD 6.50%, 11/26/2030, (6.50% fixed rate until 11/26/2030; 5 yr. EURIBOR ICE Swap + 4.08% thereafter)(2)(5)(8)	942,597
200,000	Piraeus Bank SA 6.75%, 12/30/2030, (6.75% fixed rate until 12/30/2030; 5 yr. EURIBOR ICE Swap + 4.60% thereafter)(2)(5)(7)(8)	242,347
200,000	Societe Generale SA 1.11%, 07/17/2031, (1.11% fixed rate until 07/17/2030; 3 mo. EURIBOR + 1.30% thereafter)(2)(5)	207,749
$ 1,315,000	Trade & Development Bank of Mongolia LLC 8.50%, 12/23/2027(5)	1,313,935
	UBS Group AG
250,000	7.00%, 02/05/2035, (7.00% fixed rate until 02/05/2035; 5 yr. USD ICE Swap + 3.30% thereafter)(2)(5)(8)	254,414
208,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(2)(8)	242,744
EUR 200,000	Unicaja Banco SA 4.88%, 11/18/2026, (4.88% fixed rate until 11/18/2026; 5 yr. EUR Swap + 5.02% thereafter)(2)(5)(8)	235,485
		15,335,436
	Commercial Services - 0.5%
$ 400,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	419,549
167,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38%, 06/15/2032(1)(7)	167,897
	BCP V Modular Services Finance II PLC
EUR 200,000	4.75%, 11/30/2028(5)	221,934
GBP 100,000	6.13%, 11/30/2028(5)(7)	128,229
$ 170,000	Block, Inc. 5.63%, 08/15/2030(1)	170,172
170,000	Deluxe Corp. 8.13%, 09/15/2029(1)	177,281
35,000	Massachusetts Institute of Technology 5.60%, 07/01/2111	33,867
EUR 700,000	Verisure Midholding AB 5.25%, 02/15/2029(5)	822,474
	Worldline SA
200,000	5.25%, 11/27/2029(5)	208,180
300,000	5.50%, 06/10/2030(5)(7)	309,212
		2,658,795
	Construction Materials - 0.3%
$ 1,235,000	Cemex SAB de CV 7.20%, 06/10/2030, (7.20% fixed rate until 06/10/2030; 5 yr. USD CMT + 3.52% thereafter)(1)(2)(8)	1,278,855
	CP Atlas Buyer, Inc.
110,000	9.75%, 07/15/2030(1)	102,265
142,868	12.75%, 01/15/2031(1)(6)	105,734
		1,486,854
	Diversified Financial Services - 2.3%
176,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(1)(2)(8)	175,692
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Diversified Financial Services - 2.3% - (continued)
$ 1,315,000	Bread Financial Holdings, Inc. 8.38%, 06/15/2035, (8.38% fixed rate until 06/15/2030; 5 yr. USD CMT + 4.30% thereafter)(1)(2)	$1,378,964
250,000	Citadel Securities Global Holdings LLC 6.20%, 06/18/2035(1)	255,576
	CrossCountry Intermediate HoldCo LLC
844,000	6.50%, 10/01/2030(1)	829,192
1,580,000	6.75%, 12/01/2032(1)	1,527,193
220,000	EZCORP, Inc. 7.38%, 04/01/2032(1)	232,575
	Freedom Mortgage Holdings LLC
30,000	6.88%, 05/01/2031(1)	28,938
850,000	7.88%, 04/01/2033(1)	828,675
380,000	8.38%, 04/01/2032(1)	385,265
370,000	9.13%, 05/15/2031(1)	383,233
	goeasy Ltd.
935,000	6.88%, 02/15/2031(1)(7)	776,707
59,000	7.38%, 10/01/2030(1)(7)	50,202
1,125,000	LFS Topco LLC 8.75%, 07/15/2030(1)	1,087,057
835,000	Muangthai Capital PCL 7.55%, 07/21/2030(1)	846,985
	Muthoot Finance Ltd.
600,000	6.38%, 04/23/2029(5)	603,594
215,000	6.38%, 03/02/2030(1)	216,541
44,000	PennyMac Financial Services, Inc. 6.88%, 02/15/2033(1)	43,268
900,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	874,722
1,340,000	Stonebriar ABF Issuer LLC 8.13%, 12/15/2030(1)	1,407,591
356,000	Sumisho Air Lease Corp. 4.13%, 12/15/2026, (4.13% fixed rate until 12/15/2026; 5 yr. USD CMT + 3.15% thereafter)(2)(7)(8)	351,286
1,015,000	Velocity Commercial Capital LLC 9.38%, 02/15/2031(1)	1,049,564
		13,332,820
	Electric - 2.0%
400,000	Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(5)	376,580
510,000	ADM Elektrik Dagitim AS 9.50%, 02/05/2031(1)	500,721
35,000	American Electric Power Co., Inc. 5.80%, 03/15/2056, (5.80% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.13% thereafter)(2)	34,804
396,536	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(5)	424,974
	Bulgarian Energy Holding EAD
EUR 630,000	2.45%, 07/22/2028(5)	713,686
130,000	4.25%, 06/19/2030(5)	150,479
$ 160,000	Dominion Energy, Inc. 4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 yr. USD CMT + 3.20% thereafter)(2)(8)	158,626
EUR 1,180,000	Eastern European Electric Co. BV 6.50%, 05/15/2030(1)	1,429,321
	Edison International
$ 396,000	7.88%, 06/15/2054, (7.88% fixed rate until 03/15/2029; 5 yr. USD CMT + 3.66% thereafter)(2)	408,490
1,043,000	8.13%, 06/15/2053, (8.13% fixed rate until 03/15/2028; 5 yr. USD CMT + 3.86% thereafter)(2)	1,070,048
334,000	Emera, Inc. 6.75%, 06/15/2076, 3 mo. USD Term SOFR + 5.44%(2)	334,201
The accompanying notes are an integral part of these financial statements.

39

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Electric - 2.0% - (continued)
	Energo-Pro AS
EUR 345,000	6.45%, 04/15/2031(5)	$399,558
1,175,000	8.00%, 05/27/2030(1)	1,439,723
$ 218,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(2)	225,696
1,639,000	GDZ Elektrik Dagitim AS 9.00%, 10/15/2029(1)	1,586,557
1,395,000	Limak Yenilenebilir Enerji AS 9.63%, 08/12/2030(1)	1,394,092
195,000	Sempra 6.38%, 04/01/2056, (6.38% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.63% thereafter)(2)	197,225
	Southern California Edison Co.
85,000	5.25%, 03/15/2030	86,355
70,000	6.20%, 09/15/2055	68,573
325,000	Termocandelaria Power SA 7.75%, 09/17/2031(1)	334,165
115,000	VoltaGrid LLC 7.38%, 11/01/2030(1)	119,361
230,000	Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(1)	203,344
		11,656,579
	Energy-Alternate Sources - 0.1%
	FS Luxembourg SARL
490,000	8.13%, 02/11/2036(1)	453,862
405,000	8.63%, 06/25/2033(5)	396,877
		850,739
	Entertainment - 0.4%
	888 Acquisitions Ltd.
EUR 475,000	7.70%, 07/15/2028, 3 mo. EURIBOR + 5.5%(2)(5)(7)	547,613
525,000	8.00%, 09/30/2031(5)(7)	594,600
$ 260,000	Caesars Entertainment, Inc. 6.00%, 10/15/2032(1)(7)	233,020
129,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	125,777
865,000	Motion Finco SARL 8.38%, 02/15/2032(1)	708,520
		2,209,530
	Food - 0.4%
	Bellis Acquisition Co. PLC
EUR 750,000	8.00%, 07/01/2031(5)(7)	839,121
538,000	8.00%, 07/01/2031(1)(7)	601,930
GBP 300,000	8.13%, 05/14/2030(5)	377,485
$ 174,000	Industrial F&B Investments III, Inc. 7.75%, 02/11/2033(1)	175,828
55,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 6.38%, 04/15/2066	52,954
180,000	Mars, Inc. 5.00%, 03/01/2032(1)	182,601
		2,229,919
	Gas - 0.1%
286,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(2)	297,136
	Hand/Machine Tools - 0.1%
EUR 450,000	IMA Industria Macchine Automatiche SpA 3.75%, 01/15/2028(5)	524,528
	Healthcare - Services - 0.4%
$ 55,000	Acadia Healthcare Co., Inc. 7.38%, 03/15/2033(1)(7)	56,259
	CHS/Community Health Systems, Inc.
250,000	4.75%, 02/15/2031(1)(7)	233,921
1,192,000	6.88%, 04/15/2029(1)	1,172,746
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Healthcare - Services - 0.4% - (continued)
$ 525,000	9.75%, 01/15/2034(1)	$541,490
225,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	235,700
		2,240,116
	Insurance - 0.9%
	Acrisure LLC/Acrisure Finance, Inc.
465,000	8.25%, 02/01/2029(1)	466,630
1,125,000	8.50%, 06/15/2029(1)	1,125,677
230,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.00%, 01/15/2031(1)	234,736
200,000	Allianz SE 6.50%, 10/30/2034, (6.50% fixed rate until 10/30/2034; 5 yr. USD CMT + 2.33% thereafter)(1)(2)(8)	200,136
127,000	American National Group, Inc. 7.00%, 12/01/2055, (7.00% fixed rate until 12/01/2030; 5 yr. USD CMT + 3.18% thereafter)(2)	124,108
	Asurion LLC/Asurion Co-Issuer, Inc.
179,000	8.00%, 12/31/2032(1)	186,981
835,000	8.38%, 02/01/2034(1)	823,818
	Athene Global Funding
192,000	1.61%, 06/29/2026(1)	191,127
122,000	5.35%, 07/09/2027(1)	122,635
EUR 100,000	BNP Paribas Cardif SA 6.00%, 11/07/2035, (6.00% fixed rate until 11/07/2035; 5 yr. EURIBOR ICE Swap + 3.37% thereafter)(2)(5)(8)	116,459
$ 230,000	HUB International Ltd. 7.38%, 01/31/2032(1)	235,605
363,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(2)(7)(8)	383,973
EUR 100,000	Mutuelle Epargne Retraite Prevoyance Carac 4.38%, 02/05/2046, (4.38% fixed rate until 08/05/2035; 3 mo. EURIBOR + 2.60% thereafter)(2)(5)	114,834
	Prudential Financial, Inc.
$ 91,000	3.70%, 10/01/2050, (3.70% fixed rate until 07/01/2030; 5 yr. USD CMT + 3.04% thereafter)(2)	83,931
167,000	5.13%, 03/01/2052, (5.13% fixed rate until 11/28/2031; 5 yr. USD CMT + 3.16% thereafter)(2)	162,764
200,000	SCOR SE 5.25%, 03/13/2029, (5.25% fixed rate until 03/13/2029; 5 yr. USD CMT + 2.37% thereafter)(2)(5)(8)	191,623
EUR 100,000	Sogecap SA 6.25%, 07/08/2035, (6.25% fixed rate until 07/08/2035; 5 yr. EURIBOR ICE Swap + 3.75% thereafter)(2)(5)(8)	118,664
350,000	Unipol Assicurazioni SpA 6.00%, 07/21/2035, (6.00% fixed rate until 07/21/2035; 5 yr. EURIBOR ICE Swap + 3.24% thereafter)(2)(5)(8)	407,566
		5,291,267
	Internet - 0.2%
$ 150,000	Meta Platforms, Inc. 6.30%, 05/15/2056	150,231
	United Group BV
EUR 165,000	6.38%, 05/14/2033(1)	192,800
550,000	6.75%, 02/15/2031(5)	663,176
		1,006,207
The accompanying notes are an integral part of these financial statements.

40

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Investment Company Security - 0.2%
	HA Sustainable Infrastructure Capital, Inc.
$ 382,000	7.13%, 11/15/2056, (7.13% fixed rate until 08/17/2031; 5 yr. USD CMT + 3.48% thereafter)(2)	$385,621
306,000	8.00%, 06/01/2056, (8.00% fixed rate until 03/01/2031; 5 yr. USD CMT + 4.30% thereafter)(2)	324,819
400,000	Ittihad International II Ltd. 7.38%, 11/13/2030(1)	402,091
		1,112,531
	Iron/Steel - 0.1%
415,000	JSW Steel Ltd. 3.95%, 04/05/2027(5)	411,533
	IT Services - 0.2%
1,549,000	McAfee Corp. 7.38%, 02/15/2030(1)	1,255,084
	Lodging - 0.4%
	Fortune Star BVI Ltd.
EUR 845,000	3.95%, 10/02/2026(5)	989,672
$ 370,000	5.05%, 01/27/2027(5)	364,432
	Gohl Capital Holdings Ltd.
370,000	7.63%, 10/29/2031, (7.63% fixed rate until 10/29/2031; 5 yr. USD CMT + 3.71% thereafter)(2)(5)(8)	367,058
315,000	8.30%, 04/29/2036, (8.30% fixed rate until 04/29/2036; 5 yr. USD CMT + 4.26% thereafter)(2)(5)(8)	311,867
420,000	Studio City Finance Ltd. 5.00%, 01/15/2029(5)	400,273
		2,433,302
	Media - 0.8%
1,155,000	Block Communications, Inc. 10.25%, 03/01/2031(1)	1,069,377
200,000	CSC Holdings LLC 11.75%, 01/31/2029(1)	143,217
170,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 02/15/2031(1)	176,883
	Grupo Televisa SAB
740,000	5.00%, 05/13/2045	494,460
280,000	5.25%, 05/24/2049	186,900
260,000	6.13%, 01/31/2046	198,437
250,000	Paramount Global 6.38%, 03/30/2062, (6.38% fixed rate until 03/30/2027; 5 yr. USD CMT + 4.00% thereafter)(2)	193,886
	Scripps Escrow II, Inc.
50,000	3.88%, 01/15/2029(1)(7)(9)	47,377
230,000	5.38%, 01/15/2031(1)(9)	176,841
1,730,000	Univision Communications, Inc. 8.88%, 04/15/2033(1)	1,739,429
60,000	Versant Media Group, Inc. 7.25%, 01/30/2031(1)	62,296
200,000	Ziggo BV 4.88%, 01/15/2030(1)	188,135
		4,677,238
	Mining - 0.6%
	Glencore Funding LLC
43,000	5.89%, 04/04/2054(1)(7)	42,361
20,000	6.14%, 04/01/2055(1)	20,250
84,000	6.38%, 10/06/2030(1)	89,044
835,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(1)	851,320
	Vedanta Resources Finance II PLC
385,000	9.85%, 04/24/2033(1)	410,436
865,000	10.88%, 09/17/2029(1)	918,915
990,000	WE Soda Investments Holding PLC 9.50%, 10/06/2028(5)	999,736
		3,332,062
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Oil & Gas - 0.7%
$ 1,325,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)	$1,363,548
	Diamondback Energy, Inc.
207,000	5.75%, 04/18/2054	198,616
45,000	5.90%, 04/18/2064	43,411
895,000	Energean Israel Finance Ltd. 5.88%, 03/30/2031(5)	856,793
384,000	Medco Cypress Tree Pte. Ltd. 8.63%, 05/19/2030(5)	401,110
	Petroleos Mexicanos
210,000	5.95%, 01/28/2031	205,449
240,000	6.75%, 09/21/2047	202,144
650,000	YPF SA 6.95%, 07/21/2027(5)	653,304
		3,924,375
	Packaging & Containers - 0.3%
	Ardagh Group SA
268,720	9.50%, 12/01/2030(1)	284,947
EUR 450,000	12.00%, 12/01/2030(1)(6)	471,040
$ 740,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(3)(5)	714,174
	Sword Purchaser LLC
EUR 325,000	7.25%, 04/15/2033(1)	385,006
$ 55,000	8.25%, 04/15/2033(1)	56,274
		1,911,441
	Pharmaceuticals - 0.4%
45,000	CVS Health Corp. 6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(2)	46,621
	Grifols SA
EUR 380,000	3.88%, 10/15/2028(5)(9)	438,853
425,000	7.50%, 05/01/2030(5)	517,983
	Teva Pharmaceutical Finance Netherlands II BV
550,000	4.38%, 05/09/2030	652,543
250,000	7.88%, 09/15/2031	343,617
		1,999,617
	Pipelines - 0.5%
$ 1,020,000	AL Candelaria (Spain) SA 5.75%, 06/15/2033(5)	920,636
	Enbridge, Inc.
287,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(2)	288,672
155,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(2)	176,562
103,000	Energy Transfer LP 8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(2)	109,183
116,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(2)	121,071
	Targa Resources Corp.
90,000	4.90%, 09/15/2030	90,674
30,000	6.50%, 02/15/2053	31,055
	Transcanada Trust
442,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(2)	436,601
The accompanying notes are an integral part of these financial statements.

41

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Pipelines - 0.5% - (continued)
$ 111,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD Term SOFR + 4.64% thereafter)(2)	$111,157
705,000	Venture Global Plaquemines LNG LLC 6.50%, 06/15/2034(1)	737,735
		3,023,346
	Real Estate - 1.7%
EUR 605,000	Alexandrite Lake Lux Holdings SARL 6.75%, 07/30/2030(1)	697,593
GBP 577,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(5)	741,100
	CPI Property Group SA
EUR 190,000	1.50%, 01/27/2031(5)	180,112
400,000	4.75%, 07/22/2030(5)	447,135
1,305,000	7.50%, 03/26/2031, (7.50% fixed rate until 03/26/2031; 5 yr. EURIBOR ICE Swap + 5.23% thereafter)(2)(5)(8)	1,403,958
GBP 500,000	8.88%, 10/09/2030, (8.88% fixed rate until 10/09/2030; 5 yr. U.K. Government Bond + 5.65% thereafter)(2)(5)(8)	631,048
$ 440,000	GLP China Holdings Ltd. 7.75%, 04/30/2029(5)	353,799
	GLP Pte. Ltd.
1,090,000	4.50%, 05/17/2026, (4.50% fixed rate until 05/17/2026; 5 yr. USD CMT + 3.74% thereafter)(2)(5)(8)	498,505
590,000	4.60%, 06/29/2027, (4.60% fixed rate until 06/29/2027; 5 yr. USD CMT + 3.73% thereafter)(2)(5)(8)	251,086
835,000	9.75%, 05/20/2028(5)	656,471
EUR 400,000	New Immo Holding SA 3.25%, 07/23/2027(5)	467,137
$ 1,130,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(5)	1,113,889
	Samhallsbyggnadsbolaget I Norden Holding AB
EUR 650,000	0.75%, 11/14/2028(5)	663,221
1,450,000	1.13%, 09/26/2029(5)	1,400,426
130,000	2.38%, 08/04/2026(5)	151,537
		9,657,017
	Real Estate Investment Trusts - 0.5%
	Brandywine Operating Partnership LP
$ 315,000	6.13%, 01/15/2031	293,166
301,000	8.88%, 04/12/2029	315,025
401,000	Champion MTN Ltd. 2.95%, 06/15/2030(5)	355,150
248,000	GLP Capital LP/GLP Financing II, Inc. 5.63%, 03/01/2036	243,727
	Hudson Pacific Properties LP
110,000	3.25%, 01/15/2030(7)	93,728
1,830,000	4.65%, 04/01/2029(7)	1,637,676
		2,938,472
	Retail - 0.1%
	Bertrand Franchise Finance SAS
EUR 100,000	5.99%, 07/18/2030, 3 mo. EURIBOR + 3.75%(2)(5)	117,281
140,000	6.50%, 07/18/2030(5)	164,020
$ 175,000	FirstCash, Inc. 6.13%, 05/01/2034(1)	174,584
129,000	LBM Acquisition LLC 9.50%, 06/15/2031(1)	112,873
244,000	Staples, Inc. 10.75%, 09/01/2029(1)	233,227
		801,985
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Semiconductors - 0.0%
$ 65,000	Intel Corp. 3.05%, 08/12/2051	$40,086
155,000	NVIDIA Corp. 3.50%, 04/01/2040	129,240
		169,326
	Software - 0.6%
905,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	862,598
	Cloud Software Group, Inc.
61,000	6.50%, 03/31/2029(1)	59,393
123,000	9.00%, 09/30/2029(1)	120,772
EUR 100,000	IPD 3 BV 5.50%, 06/15/2031(5)	112,250
$ 175,000	OAK-Eagle Acquireco, Inc. 7.25%, 07/01/2033(1)	180,323
	Oracle Corp.
99,000	5.38%, 07/15/2040	86,247
61,000	5.70%, 02/04/2036	58,581
177,000	6.70%, 02/04/2056	163,124
	Rocket Software, Inc.
1,025,000	6.50%, 02/15/2029(1)	915,222
25,000	9.00%, 11/28/2028(1)	24,876
145,000	Synopsys, Inc. 5.00%, 04/01/2032	146,532
	TeamSystem SpA
EUR 400,000	5.70%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	456,789
200,000	5.70%, 07/31/2031, 3 mo. EURIBOR + 3.50%(2)(5)	228,395
		3,415,102
	Telecommunications - 2.0%
	Africell Holding Ltd.
$ 1,235,000	10.50%, 10/23/2029(1)(7)	1,242,569
402,000	10.50%, 10/23/2029(5)	404,525
863,129	Altice France SA 6.50%, 04/15/2032(1)	848,919
	AT&T, Inc.
105,000	3.85%, 06/01/2060	69,942
90,000	4.30%, 12/15/2042	74,103
152,000	Bell Telephone Co. of Canada or Bell Canada 7.00%, 09/15/2055, (7.00% fixed rate until 06/15/2035; 5 yr. USD CMT + 2.36% thereafter)(2)	157,738
115,000	Black Pearl Compute LLC 6.13%, 02/15/2031(1)	116,678
230,000	Cipher Compute LLC 7.13%, 11/15/2030(1)	238,397
123,000	EchoStar Corp. 6.75%, 11/30/2030(6)	124,798
EUR 525,000	Eolo SpA 4.88%, 10/21/2028(5)	535,207
$ 145,000	HUT 8 DC LLC 6.19%, 11/15/2042(1)	146,200
EUR 200,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(5)	235,822
$ 235,000	Level 3 Financing, Inc. 8.50%, 01/15/2036(1)	251,688
EUR 800,000	Lorca Telecom Bondco SA 5.75%, 04/30/2029(5)	966,801
$ 85,000	Meridian Arc Holdco LLC 6.25%, 04/30/2031(1)	84,981
950,000	Millicom International Cellular SA 4.50%, 04/27/2031(5)	886,764
1,260,000	Road Michigan Property Owner I LLC 7.50%, 03/30/2045(1)	1,260,000
272,000	Rogers Communications, Inc. 6.88%, 07/31/2056, (6.88% fixed rate until 05/02/2031; 5 yr. USD CMT + 2.84% thereafter)(2)	276,242
365,000	Silk Road Group Holding LLC 7.50%, 09/15/2030(1)(7)	367,732
	Telecom Argentina SA
680,000	8.50%, 01/20/2036(1)	702,746
The accompanying notes are an integral part of these financial statements.

42

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Telecommunications - 2.0% - (continued)
$ 169,000	9.25%, 05/28/2033(1)	$179,409
299,000	TELUS Corp. 7.00%, 10/15/2055, (7.00% fixed rate until 07/15/2035; 5 yr. USD CMT + 2.71% thereafter)(2)	309,264
	Veon Midco BV
1,040,000	3.38%, 11/25/2027(5)	1,014,455
200,000	9.00%, 07/15/2029(1)	208,830
213,064	VF Ukraine PAT via VFU Funding PLC 9.63%, 02/11/2027(3)(5)	211,067
230,000	WULF Compute LLC 7.75%, 10/15/2030(1)	241,729
		11,156,606
	Water - 0.1%
510,000	Aegea Finance SARL 7.63%, 01/20/2036(1)	370,387
	Total Corporate Bonds (cost $118,572,607)	$120,231,111
FOREIGN GOVERNMENT OBLIGATIONS - 4.2%
	Argentina - 0.2%
1,200,000	Argentina Republic Government International Bonds 4.13%, 07/09/2035(3)	$894,000
420,000	Provincia de Cordoba 9.75%, 07/02/2032(1)	436,800
		1,330,800
	Brazil - 0.1%
BRL 418,000	Brazil Letras do Tesouro Nacional 0.00%, 01/01/2030(4)	52,787
	Brazil Notas do Tesouro Nacional
1,354,000	10.00%, 01/01/2029	252,746
1,678,000	10.00%, 01/01/2031	297,764
433,000	10.00%, 01/01/2033	73,746
154,000	10.00%, 01/01/2035	25,449
		702,492
	Bulgaria - 0.0%
EUR 75,000	Bulgaria Government International Bonds 1.38%, 09/23/2050(5)	48,077
	Cameroon - 0.3%
$ 1,650,000	Republic of Cameroon International Bonds 8.88%, 01/30/2033(5)	1,612,264
	Colombia - 0.4%
EUR 770,000	Colombia Government International Bonds 6.50%, 11/26/2038	891,891
	Colombia TES
COP 485,700,000	6.25%, 07/09/2036	83,237
185,800,000	7.00%, 06/30/2032	36,776
263,300,000	7.75%, 09/18/2030	57,722
1,177,600,000	9.25%, 05/28/2042	240,761
228,100,000	11.75%, 01/24/2035	56,876
1,093,700,000	12.50%, 02/27/2030	283,822
1,131,700,000	13.25%, 02/09/2033	299,804
		1,950,889
	Congo - 0.2%
$ 1,030,000	DRC International Bonds 8.75%, 04/16/2032(1)	1,049,928
	Czech Republic - 0.2%
	Czech Republic Government Bonds
CZK 2,710,000	1.50%, 04/24/2040	84,388
5,290,000	2.00%, 10/13/2033	211,216
3,320,000	3.50%, 05/30/2035	144,611
7,020,000	4.20%, 12/04/2036(5)	318,820
4,350,000	4.25%, 10/24/2034	201,313
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.2% - (continued)
	Czech Republic - 0.2% - (continued)
CZK 860,000	4.50%, 11/11/2032	$41,043
240,000	5.30%, 09/19/2035	11,928
		1,013,319
	Ecuador - 0.3%
	Ecuador Government International Bonds
$ 838,295	6.90%, 07/31/2035(1)(3)	772,070
1,120,000	9.25%, 01/29/2039(1)	1,159,200
		1,931,270
	Gabon - 0.3%
1,875,000	Gabon Government International Bonds 6.63%, 02/06/2031(5)	1,579,956
	Hungary - 0.0%
HUF 35,390,000	Hungary Government Bonds 7.00%, 10/24/2035	122,127
	India - 0.1%
	India Government Bonds
INR 8,890,000	6.64%, 06/16/2035	90,848
39,660,000	7.30%, 06/19/2053	399,233
		490,081
	Indonesia - 0.1%
	Indonesia Treasury Bonds
IDR 798,000,000	5.88%, 03/15/2031	44,270
488,000,000	7.13%, 06/15/2042	28,649
1,249,000,000	7.13%, 06/15/2043	73,293
2,278,000,000	7.13%, 08/15/2045	135,548
		281,760
	Kazakhstan - 0.1%
	Kazakhstan Government International Bonds
KZT 38,154,000	7.90%, 12/20/2038(1)	48,301
218,262,000	11.05%, 01/28/2037(1)	362,874
51,025,000	15.10%, 03/12/2034(1)	107,760
		518,935
	Malaysia - 0.2%
	Malaysia Government Bonds
MYR 145,000	3.58%, 07/15/2032	36,745
152,000	3.89%, 08/15/2029	39,040
1,880,000	3.90%, 11/30/2026	476,073
1,285,000	3.90%, 11/16/2027	327,695
428,000	3.91%, 07/15/2026	107,965
143,000	4.46%, 03/31/2053	38,339
121,000	4.70%, 10/15/2042	33,222
		1,059,079
	Mexico - 0.3%
	Mexico Bonos
MXN 4,481,500	7.75%, 11/13/2042	215,356
3,463,500	8.00%, 02/21/2036	182,435
271,700	8.00%, 11/07/2047	13,105
1,873,400	8.00%, 07/31/2053	89,369
2,180,600	8.00%, 04/29/2055	103,784
1,567,800	8.50%, 03/01/2029	90,378
4,020,400	8.50%, 11/18/2038	213,174
	Mexico Cetes
2,974,930	0.00%, 01/21/2027(4)	161,985
3,047,030	0.00%, 10/28/2027(4)	156,248
$ 78,000	Mexico Government International Bonds 5.75%, 10/12/2110	64,194
MXN 12,226,930	Mexico Udibonos 2.75%, 11/27/2031(10)	637,997
		1,928,025
	Paraguay - 0.0%
PYG 1,113,000,000	Paraguay Government International Bonds 8.50%, 04/04/2038(1)	181,960
The accompanying notes are an integral part of these financial statements.

43

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.2% - (continued)
	Peru - 0.0%
	Peru Government Bonds
PEN 117,000	5.35%, 08/12/2040	$28,406
216,000	7.60%, 08/12/2039(5)	64,782
		93,188
	Poland - 0.2%
PLN 4,038,000	Republic of Poland Government Bonds 3.40%, 09/25/2028, PLTRCI + 0.00%(2)	1,092,827
	Romania - 0.5%
	Romania Government Bonds
RON 835,000	6.75%, 04/25/2035(7)	181,931
85,000	7.10%, 07/31/2034	18,949
	Romania Government International Bonds
EUR 790,000	2.75%, 04/14/2041(5)	589,826
510,000	2.88%, 04/13/2042(5)	379,810
1,655,000	6.00%, 09/24/2044(1)	1,806,541
		2,977,057
	Serbia - 0.0%
131,000	Serbia International Bonds 4.25%, 05/06/2031(1)	152,724
	South Africa - 0.1%
ZAR 3,000,000	Republic of South Africa Floating Rate Note 8.06%, 07/11/2027, 3 mo. ZAR JIBAR + 1.30%(2)	181,050
2,000,000	Republic of South Africa Floating Rate Notes 7.64%, 09/17/2030, 3 mo. ZAR JIBAR + 0.96%(2)	120,726
	Republic of South Africa Government Bonds
1,283,000	8.50%, 01/31/2037	74,081
1,283,000	8.75%, 01/31/2044	72,603
1,095,000	8.75%, 02/28/2048	62,079
3,209,000	9.88%, 03/31/2039	200,981
		711,520
	Sri Lanka - 0.3%
	Sri Lanka Government International Bonds
$ 793,730	3.60%, 05/15/2036(1)(3)	745,257
1,056,270	3.60%, 02/15/2038(1)(3)	993,821
		1,739,078
	Supranational - 0.1%
INR 13,400,000	Asian Infrastructure Investment Bank 7.00%, 03/01/2029(5)	137,406
16,000,000	European Bank for Reconstruction & Development 6.75%, 01/13/2032	161,651
3,000,000	International Bank for Reconstruction & Development 6.50%, 10/01/2037	28,242
		327,299
	Thailand - 0.1%
	Thailand Government Bonds
THB 2,538,000	1.84%, 05/17/2036	75,417
2,955,000	2.50%, 11/17/2029	93,845
1,673,000	2.98%, 06/17/2045	50,477
1,002,000	3.30%, 06/17/2038	33,064
4,873,000	3.45%, 06/17/2043	157,625
3,175,000	4.88%, 06/22/2029	107,785
		518,213
	Turkey - 0.1%
	Turkiye Government Bonds
TRY 3,072,000	26.20%, 10/05/2033	56,332
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.2% - (continued)
	Turkey - 0.1% - (continued)
TRY 2,639,000	27.70%, 09/27/2034	$50,388
18,722,000	40.86%, 06/16/2027, 1 day TRY TLREF Rate + 0.00%(2)	422,630
		529,350
	Total Foreign Government Obligations (cost $23,330,562)	$23,942,218
MUNICIPAL BONDS - 0.0%
	Tobacco - 0.0%
$ 25,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP) 3.00%, 06/01/2046	$22,958
	Transportation - 0.0%
	Metropolitan Transportation Auth, NY, Rev
5,000	5.18%, 11/15/2049	4,616
100,000	6.81%, 11/15/2040	110,518
		115,134
	Total Municipal Bonds (cost $168,021)	$138,092
SENIOR FLOATING RATE INTERESTS - 5.8%(11)
	Aerospace & Defense - 0.1%
	TransDigm, Inc.
292,894	6.15%, 02/28/2031, 1 mo. USD Term SOFR + 2.50%	$293,272
270,875	6.15%, 01/19/2032, 1 mo. USD Term SOFR + 2.50%	271,235
		564,507
	Airlines - 0.1%
320,125	JetBlue Airways Corp. 8.44%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	283,845
254,806	VistaJet Malta Finance PLC 7.44%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	252,304
		536,149
	Apparel - 0.2%
784,585	ABG Intermediate Holdings 2 LLC 5.90%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	786,107
248,128	Varsity Brands, Inc. 6.45%, 08/26/2031, 3 mo. USD Term SOFR + 2.75%	247,694
		1,033,801
	Auto Parts & Equipment - 0.1%
308,450	Clarios Global LP 6.40%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	309,736
	Beverages - 0.1%
491,291	Pegasus BidCo BV 6.40%, 07/12/2029, 3 mo. USD Term SOFR + 2.75%	492,519
140,000	Primo Brands Corp. 6.43%, 03/31/2031, 3 mo. USD Term SOFR + 2.75%	140,803
		633,322
	Chemicals - 0.2%
128,375	AAP Buyer, Inc. 6.41%, 09/09/2031, 3 mo. USD Term SOFR + 2.75%	128,750
490,776	Ineos U.S. Finance LLC 6.65%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	453,148
336,158	Nouryon Finance BV 6.94%, 04/03/2028, 6 mo. USD Term SOFR + 3.25%	334,057
		915,955
The accompanying notes are an integral part of these financial statements.

44

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.8%(11) - (continued)
	Commercial Services - 0.2%
$ 260,548	Belron Finance 2019 LLC 5.66%, 10/16/2031, 3 mo. USD Term SOFR + 2.00%	$261,635
194,023	Cimpress PLC 6.15%, 05/17/2028, 1 mo. USD Term SOFR + 2.50%	194,265
100,000	First Advantage Holdings LLC 6.45%, 10/31/2031, 3 mo. USD Term SOFR + 2.75%	98,625
347,355	Ryan LLC 7.15%, 11/05/2032, 1 mo. USD Term SOFR + 3.50%	341,495
172,132	Trans Union LLC 5.40%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	172,015
239,685	TTF Holdings LLC 7.38%, 07/18/2031, 6 mo. USD Term SOFR + 3.75%	179,565
		1,247,600
	Construction Materials - 0.2%
245,478	Cornerstone Building Brands, Inc. 7.02%, 04/12/2028, 3 mo. USD Term SOFR + 3.25%	150,466
344,770	Emerald Borrower LP 5.95%, 08/04/2031, 3 mo. USD Term SOFR + 2.25%	345,032
392,277	Quikrete Holdings, Inc. 5.90%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	392,391
295,500	Wilsonart LLC 7.95%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	267,755
		1,155,644
	Distribution/Wholesale - 0.2%
220,060	American Builders & Contractors Supply Co., Inc. 5.40%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	220,694
254,255	Core & Main LP 5.65%, 07/27/2028, 1 mo. USD Term SOFR + 2.00%	254,783
491,281	Windsor Holdings III LLC 6.40%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	488,948
		964,425
	Diversified Financial Services - 0.2%
294,776	Blackhawk Network Holdings, Inc. 7.15%, 03/12/2029, 1 mo. USD Term SOFR + 3.50%	291,566
306,133	Focus Financial Partners LLC 6.15%, 09/15/2031, 1 mo. USD Term SOFR + 2.50%	303,583
296,261	HighTower Holdings LLC 6.41%, 02/03/2032, 3 mo. USD Term SOFR + 2.75%	295,707
		890,856
	Electronics - 0.1%
272,419	LSF12 Crown U.S. Commercial Bidco LLC 6.66%, 12/02/2031, 1 mo. USD Term SOFR + 3.00%	273,896
	Engineering & Construction - 0.1%
493,750	Brown Group Holding LLC 6.16%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	496,164
245,609	KKR Apple Bidco LLC 6.15%, 09/23/2031, 1 mo. USD Term SOFR + 2.50%	245,764
		741,928
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.8%(11) - (continued)
	Entertainment - 0.2%
$ 223,214	Banijay Entertainment SAS 6.41%, 03/01/2028, 1 mo. USD Term SOFR + 2.75%	$223,913
491,228	Caesars Entertainment, Inc. 5.90%, 02/06/2031, 1 mo. USD Term SOFR + 2.25%	474,959
294,724	Ontario Gaming GTA LP 7.95%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	279,029
396,408	TKO Worldwide Holdings LLC 5.66%, 11/21/2031, 3 mo. USD Term SOFR + 2.00%	397,312
		1,375,213
	Environmental Control - 0.1%
558,973	Filtration Group Corp. 6.15%, 10/21/2028, 1 mo. USD Term SOFR + 2.50%	559,571
	Food - 0.2%
492,500	B&G Foods, Inc. 7.15%, 10/10/2029, 1 mo. USD Term SOFR + 3.50%	473,726
196,372	CHG PPC Parent LLC 6.77%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	196,433
134,663	Froneri Lux Finco SARL 5.88%, 09/30/2032, 6 mo. USD Term SOFR + 2.25%	133,624
145,000	TreeHouse Foods, Inc. 7.90%, 02/11/2033, 1 mo. USD Term SOFR + 4.25%	146,042
150,036	U.S. Foods, Inc. 5.40%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	150,998
		1,100,823
	Healthcare - Products - 0.1%
235,670	Insulet Corp. 5.65%, 08/01/2031, 1 mo. USD Term SOFR + 2.00%	237,438
90,502	Medline Borrower LP 5.40%, 10/23/2028, 1 mo. USD Term SOFR + 1.75%	90,801
		328,239
	Healthcare - Services - 0.0%
196,382	ADMI Corp. 7.14%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	187,545
	Home Furnishings - 0.1%
594,011	AI Aqua Merger Sub, Inc. 6.16%, 07/31/2028, 1 mo. USD Term SOFR + 2.50%	595,396
152,378	Somnigroup International, Inc. 5.90%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	152,759
		748,155
	Insurance - 0.6%
492,021	Acrisure LLC 6.65%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	483,411
447,409	Alliant Holdings Intermediate LLC 6.15%, 09/19/2031, 1 mo. USD Term SOFR + 2.50%	446,523
	Asurion LLC
492,366	7.41%, 02/23/2033, 3 mo. USD Term SOFR + 3.75%	483,957
98,131	9.16%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	98,360
503,829	HUB International Ltd. 5.92%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	504,983
The accompanying notes are an integral part of these financial statements.

45

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.8%(11) - (continued)
	Insurance - 0.6% - (continued)
$ 296,250	Ryan Specialty Group LLC 5.65%, 09/15/2031, 1 mo. USD Term SOFR + 2.00%	$296,842
688,054	Sedgwick Claims Management Services, Inc. 6.15%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	682,701
465,775	USI, Inc. 5.95%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	466,190
		3,462,967
	Internet - 0.1%
	MH Sub I LLC
469,155	7.90%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	431,195
317,569	7.90%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	248,498
148,943	Newfold Digital Holdings Group, Inc. 7.26%, 04/30/2029, 1 mo. USD Term SOFR + 3.50%	59,313
99,000	Plano HoldCo, Inc. 7.20%, 10/02/2031, 3 mo. USD Term SOFR + 3.50%	79,695
		818,701
	Investment Company Security - 0.0%
143,188	Dragon Buyer, Inc. 6.45%, 09/30/2031, 3 mo. USD Term SOFR + 2.75%	136,672
	IT Services - 0.3%
740,653	Fortress Intermediate 3, Inc. 6.66%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	736,024
738,773	McAfee LLC 6.65%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	649,197
104,747	NCR Atleos LLC 6.69%, 04/16/2029, 3 mo. USD Term SOFR + 3.00%	104,387
238,814	Peraton Corp. 7.51%, 02/01/2028, 3 mo. USD Term SOFR + 3.75%	203,675
		1,693,283
	Leisure Time - 0.1%
589,175	MajorDrive Holdings IV LLC 7.96%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	560,701
270,202	Recess Holdings, Inc. 7.42%, 02/20/2030, 3 mo. USD Term SOFR + 3.75%	271,298
		831,999
	Machinery-Diversified - 0.1%
343,921	TK Elevator Midco GmbH 6.38%, 04/30/2030, 6 mo. USD Term SOFR + 2.75%	346,693
	Media - 0.1%
271,574	Century De Buyer LLC 6.66%, 10/30/2030, 3 mo. USD Term SOFR + 3.00%	266,906
	EW Scripps Co.
58,127	7.13%, 11/30/2029, 1 mo. USD Term SOFR + 3.35%	57,085
38,513	9.53%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	38,666
270,000	NEP Group, Inc. 8.15%, 10/17/2031, 1 mo. USD Term SOFR + 4.50%	242,900
		605,557
	Packaging & Containers - 0.3%
987,550	Berlin Packaging LLC 6.94%, 06/07/2031, 3 mo. USD Term SOFR + 3.25%	971,749
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.8%(11) - (continued)
	Packaging & Containers - 0.3% - (continued)
$ 497,959	Clydesdale Acquisition Holdings, Inc. 6.83%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	$473,908
164,588	Owens-Illinois, Inc. 6.65%, 09/30/2032, 1 mo. USD Term SOFR + 3.00%	162,118
343,697	TricorBraun Holdings, Inc. 6.90%, 03/03/2031, 1 mo. USD Term SOFR + 3.25%	328,231
		1,936,006
	Pharmaceuticals - 0.0%
272,937	Bausch Health Cos., Inc. 9.90%, 10/08/2030, 1 mo. USD Term SOFR + 6.25%	265,363
	Pipelines - 0.1%
491,269	Oryx Midstream Services Permian Basin LLC 5.90%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	492,532
296,523	Traverse Midstream Partners LLC 6.16%, 02/16/2028, 3 mo. USD Term SOFR + 2.50%	296,671
		789,203
	REITS - 0.1%
270,163	Iron Mountain, Inc. 5.65%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	269,826
	Retail - 0.4%
258,609	1011778 BC Unlimited Liability Co. 5.40%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	258,689
168,300	Flynn Restaurant Group LP 7.40%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	167,213
170,980	Great Outdoors Group LLC 6.90%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	171,877
437,798	IRB Holding Corp. 6.15%, 12/16/2030, 1 mo. USD Term SOFR + 2.50%	438,823
246,250	Johnstone Supply LLC 5.92%, 06/09/2031, 1 mo. USD Term SOFR + 2.25%	246,159
491,250	LBM Acquisition LLC 7.50%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	408,720
299,740	Specialty Building Products Holdings LLC 7.50%, 10/16/2028, 1 mo. USD Term SOFR + 3.75%	259,839
202,438	White Cap Buyer LLC 6.92%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	201,154
		2,152,474
	Software - 0.7%
196,985	Ascend Learning LLC 6.65%, 12/11/2028, 1 mo. USD Term SOFR + 3.00%	193,431
566,346	Athenahealth Group, Inc. 6.40%, 02/15/2029, 1 mo. USD Term SOFR + 2.75%	563,820
495,000	Boxer Parent Co., Inc. 6.67%, 07/30/2031, 3 mo. USD Term SOFR + 3.00%	457,256
491,023	Cast & Crew Payroll LLC 7.41%, 12/29/2028, 3 mo. USD Term SOFR + 3.75%	213,904
370,196	Cotiviti Corp. 6.41%, 05/01/2031, 1 mo. USD Term SOFR + 2.75%	339,285
175,000	Electronic Arts, Inc. 7.16%, 03/24/2033, 1 mo. USD Term SOFR + 3.50%	175,044
The accompanying notes are an integral part of these financial statements.

46

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.8%(11) - (continued)
	Software - 0.7% - (continued)
$ 343,734	EP Purchaser LLC 7.29%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	$241,188
270,875	Epicor Software Corp. 6.15%, 05/30/2031, 1 mo. USD Term SOFR + 2.50%	266,982
491,002	Polaris Newco LLC 7.93%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	426,745
591,036	Rocket Software, Inc. 7.40%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	562,915
192,847	SS&C Technologies, Inc. 5.65%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	192,839
393,276	UKG, Inc. 6.16%, 02/10/2031, 3 mo. USD Term SOFR + 2.50%	379,169
		4,012,578
	Telecommunications - 0.2%
495,000	Crown Subsea Communications Holding, Inc. 6.65%, 01/30/2031, 1 mo. USD Term SOFR + 3.00%	497,886
245,615	Venga Finance SARL 7.68%, 06/28/2029, 3 mo. USD Term SOFR + 3.75%	244,542
245,491	Zacapa SARL 7.45%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	246,104
		988,532
	Transportation - 0.2%
597,586	First Student Bidco, Inc. 5.95%, 08/15/2030, 3 mo. USD Term SOFR + 2.25%	597,586
196,753	Genesee & Wyoming, Inc. 5.45%, 04/10/2031, 3 mo. USD Term SOFR + 1.75%	196,871
218,350	Savage Enterprises LLC 6.16%, 08/05/2032, 1 mo. USD Term SOFR + 2.50%	219,237
271,316	Third Coast Infrastructure LLC 6.90%, 09/25/2030, 1 mo. USD Term SOFR + 3.25%	272,108
		1,285,802
	Total Senior Floating Rate Interests (cost $34,479,269)	$33,163,021
U.S. GOVERNMENT AGENCIES - 10.7%
	Mortgage-Backed Agencies - 10.7%
	Farm Credit Bank of Texas - 0.1%
324,000	7.75%, 06/15/2029, 5 yr. USD CMT + 3.29%(2)(8)	$336,614
	Federal Home Loan Mortgage Corp. - 1.5%
240,638	2.50%, 12/25/2050(12)	37,263
272,967	3.00%, 12/25/2052(12)	48,735
199,127	3.50%, 06/25/2049(12)	33,379
191,794	4.00%, 01/25/2052(12)	39,074
235,483	4.50%, 05/25/2050(12)	43,738
148,761	5.00%, 07/01/2040	149,952
913,416	5.50%, 09/01/2040	934,009
538,595	5.50%, 11/01/2054	541,657
730,873	5.50%, 06/01/2055	742,943
600,000	7.90%, 05/25/2044, 30 day USD SOFR Average + 4.25%(1)(2)	623,903
1,280,000	10.75%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(2)	1,329,585
1,250,000	11.36%, 03/25/2050, 30 day USD SOFR Average + 7.71%(1)(2)	1,493,426
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 10.7% - (continued)
	Mortgage-Backed Agencies - 10.7% - (continued)
	Federal Home Loan Mortgage Corp. - 1.5% - (continued)
$ 1,375,000	11.45%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	$1,421,613
895,000	15.15%, 10/25/2050, 30 day USD SOFR Average + 11.5%(1)(2)	1,226,006
		8,665,283
	Federal National Mortgage Association - 0.4%
387,370	2.00%, 07/25/2041(12)	36,565
211,012	3.00%, 10/25/2050(12)	37,998
222,260	3.00%, 07/25/2052(12)	40,139
307,365	4.50%, 03/25/2056, 30 day USD SOFR Average + 0.85%(2)	307,410
564,029	5.00%, 08/01/2040	568,368
478,699	5.00%, 07/25/2051	478,139
640,714	5.00%, 03/25/2055, 30 day USD SOFR Average + 1.35%(2)	648,497
202,668	6.00%, 04/01/2039	209,353
		2,326,469
	Government National Mortgage Association - 1.5%
122,436	2.50%, 02/20/2052	104,975
587,000	2.50%, 05/20/2056(13)	502,719
4,300,000	3.00%, 05/20/2056(13)	3,828,930
196,505	3.50%, 02/20/2043(12)	31,477
286,218	3.50%, 08/20/2051(12)	50,790
1,190,000	4.00%, 05/20/2056(13)	1,110,164
865,000	4.50%, 05/20/2056(13)	834,049
1,415,000	5.50%, 05/20/2056(13)	1,424,943
700,000	5.50%, 06/20/2056(13)	703,935
		8,591,982
	Uniform Mortgage-Backed Security - 7.2%
1,300,000	2.50%, 05/01/2056(13)	1,088,364
1,110,000	3.50%, 05/01/2056(13)	1,010,251
585,000	4.00%, 05/01/2039(13)	569,914
760,000	4.50%, 06/01/2039(13)	753,558
813,000	4.50%, 05/01/2056(13)	781,948
980,000	4.50%, 06/01/2056(13)	941,881
585,000	5.00%, 05/01/2041(13)	589,238
6,215,000	5.00%, 05/01/2056(13)	6,122,336
1,985,000	5.50%, 05/01/2041(13)	2,027,522
26,040,000	5.50%, 05/01/2056(13)	26,169,532
30,000	6.00%, 05/01/2056(13)	30,625
950,000	6.50%, 05/01/2056(13)	985,596
		41,070,765
	Total U.S. Government Agencies (cost $61,321,149)	$60,991,113
U.S. GOVERNMENT SECURITIES - 8.2%
	U.S. Treasury Securities - 8.2%
	U.S. Treasury Bonds - 1.8%
4,425,000	2.88%, 08/15/2045	$3,254,622
1,981,400	3.00%, 08/15/2048(14)	1,437,289
3,850,000	3.13%, 11/15/2041(14)	3,125,869
550,000	3.63%, 02/15/2053	435,811
1,394,900	3.63%, 05/15/2053(14)	1,104,096
140,000	4.75%, 02/15/2045	136,309
500,000	4.75%, 11/15/2053(14)	480,117
445,000	4.75%, 05/15/2055	427,843
		10,401,956
	U.S. Treasury Inflation-Indexed Bonds - 0.9%
279,591	0.25%, 02/15/2050(10)	158,416
3,680,019	0.75%, 02/15/2042(10)	2,847,153
707,630	0.75%, 02/15/2045(10)	509,441
The accompanying notes are an integral part of these financial statements.

47

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 8.2% - (continued)
	U.S. Treasury Securities - 8.2% - (continued)
	U.S. Treasury Inflation-Indexed Bonds - 0.9% - (continued)
$ 689,475	1.00%, 02/15/2046(10)	$512,432
1,668,309	1.38%, 02/15/2044(10)(14)	1,384,548
		5,411,990
	U.S. Treasury Notes - 5.5%
5,325,000	1.88%, 02/28/2029	5,036,285
7,600,000	3.38%, 09/15/2028(14)(15)	7,509,750
130,000	3.75%, 04/15/2028	129,650
7,115,000	3.88%, 06/30/2030	7,084,428
7,400,000	4.00%, 01/31/2029(16)	7,416,476
650,000	4.13%, 11/15/2032	647,892
310,000	4.25%, 11/15/2034	308,450
3,155,000	4.25%, 05/15/2035	3,131,461
		31,264,392
	Total U.S. Government Securities (cost $48,256,091)	$47,078,338
COMMON STOCKS - 25.1%
	Automobiles & Components - 0.2%
42,471	Honda Motor Co. Ltd.	$344,628
1,525	Mercedes-Benz Group AG	88,892
40,484	Toyota Motor Corp.	777,107
		1,210,627
	Banks - 2.7%
605,657	Akbank TAS	980,892
46,713	ANZ Group Holdings Ltd.	1,240,768
38,314	Banco Bilbao Vizcaya Argentaria SA	846,065
5,395	Bank Polska Kasa Opieki SA	337,719
41,903	BPER Banca SpA	618,563
59,564	CaixaBank SA	758,151
3,055	Credicorp Ltd.	990,339
13,138	Huntington Bancshares, Inc.	220,193
21,717	Intesa Sanpaolo SpA	147,550
6,511	JP Morgan Chase & Co.	2,039,441
829,354	Lloyds Banking Group PLC	1,127,342
5,887	Mitsubishi UFJ Financial Group, Inc.	105,747
8,414	Mizuho Financial Group, Inc.	361,825
36,483	National Australia Bank Ltd.	1,055,370
7,512	OTP Bank Nyrt	1,007,576
61,908	Oversea-Chinese Banking Corp. Ltd.	1,068,074
32,885	Powszechna Kasa Oszczednosci Bank Polski SA	861,442
10,852	Standard Bank Group Ltd.	209,133
12,653	Sumitomo Mitsui Financial Group, Inc.	446,765
7,594	U.S. Bancorp	430,276
5,182	UniCredit SpA	400,477
1,333	Wells Fargo & Co.	109,613
		15,363,321
	Capital Goods - 2.2%
7,520	Atlas Copco AB Class B(7)	128,224
27,654	Bouygues SA(7)	1,635,451
563	Caterpillar, Inc.	501,132
1,410	Contemporary Amperex Technology Co. Ltd. Class H(7)	111,441
837	Eaton Corp. PLC	362,429
6,585	Eiffage SA	1,061,688
408	FTAI Aviation Ltd.	101,865
5,839	Fujikura Ltd.	225,286
833	Johnson Controls International PLC	121,643
9,173	Knorr-Bremse AG	1,069,874
2,153	Komatsu Ltd.	92,187
7,912	Kone OYJ Class B	503,297
537	Lockheed Martin Corp.	278,150
3,286	PACCAR, Inc.	390,377
26,550	Rexel SA	1,122,886
Shares or Principal Amount		Market Value†
COMMON STOCKS - 25.1% - (continued)
	Capital Goods - 2.2% - (continued)
2,557	RTX Corp.	$450,211
1,023	Schneider Electric SE	325,528
3,585	Siemens AG	1,065,322
3,961	SKF AB Class B(7)	99,733
2,877	Sumitomo Corp.	106,973
102,609	Swire Pacific Ltd. Class A	1,116,077
10,703	Vinci SA	1,618,532
7,564	Volvo AB Class B(7)	263,656
		12,751,962
	Commercial & Professional Services - 0.2%
10,198	Paychex, Inc.	944,641
	Consumer Discretionary Distribution & Retail - 0.2%
1,546	Best Buy Co., Inc.	93,518
3,554	Genuine Parts Co.	381,095
977	Home Depot, Inc.	321,238
2,048	Industria de Diseno Textil SA(7)	122,574
6,956	JD.com, Inc. Class A	105,384
3,713	Pop Mart International Group Ltd.(1)(7)	75,574
		1,099,383
	Consumer Durables & Apparel - 0.3%
778	Garmin Ltd.	195,387
19,709	Persimmon PLC	284,193
8,669	Sankyo Co. Ltd.	102,555
38,528	Sekisui House Ltd.	838,907
		1,421,042
	Consumer Services - 0.1%
16,011	Allwyn AG	228,654
419	McDonald's Corp.	123,014
1,060	Starbucks Corp.	111,650
		463,318
	Consumer Staples Distribution & Retail - 0.2%
991	Target Corp.	128,582
163,503	Tesco PLC	1,072,497
		1,201,079
	Energy - 1.3%
11,827	Baker Hughes Co.	823,987
8,476	Chevron Corp.	1,638,496
4,470	Eni SpA	126,396
13,667	Exxon Mobil Corp.	2,109,228
12,759	ONEOK, Inc.	1,179,697
1,823	Phillips 66	326,590
8,815	TotalEnergies SE	819,562
67,154	Var Energi ASA	341,239
3,665	Williams Cos., Inc.	279,676
		7,644,871
	Equity Real Estate Investment Trusts (REITs) - 0.6%
835	Digital Realty Trust, Inc. REIT	167,785
20,043	Gaming & Leisure Properties, Inc. REIT	971,284
21,893	Healthpeak Properties, Inc. REIT	354,010
2,136	Iron Mountain, Inc. REIT	269,115
12,318	Land Securities Group PLC REIT	99,114
3,807	Simon Property Group, Inc. REIT	775,524
113,658	Stockland REIT	333,324
5,920	WP Carey, Inc. REIT	431,745
		3,401,901
	Financial Services - 1.2%
43,824	Annaly Capital Management, Inc. REIT	1,003,570
4,424	Ares Management Corp. Class A	519,378
667	Blackrock, Inc.	710,755
1,367	Blackstone, Inc.	171,668
8,854	Carlyle Group, Inc.	443,320
1,369	CME Group, Inc.	394,026
94,797	FirstRand Ltd.	502,621
The accompanying notes are an integral part of these financial statements.

48

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 25.1% - (continued)
	Financial Services - 1.2% - (continued)
1,461	Interactive Brokers Group, Inc. Class A	$116,149
13,189	Julius Baer Group Ltd.	1,084,095
1,252	Korea Investment Holdings Co. Ltd.	205,733
496	Partners Group Holding AG(7)	539,252
14,138	Schroders PLC	111,322
922	State Street Corp.	140,918
9,300	T. Rowe Price Group, Inc.	956,784
		6,899,591
	Food, Beverage & Tobacco - 1.5%
18,407	Altria Group, Inc.	1,337,269
3,178	British American Tobacco PLC	187,168
10,634	Coca-Cola Co.	837,534
18,569	General Mills, Inc.	655,671
2,740	Japan Tobacco, Inc.	102,078
30,004	Kraft Heinz Co.	679,891
3,621	Luxco Co. Ltd.*	73,734
1,885	Nestle SA	190,837
84,440	Orkla ASA	1,041,484
4,327	PepsiCo, Inc.	685,786
9,150	Philip Morris International, Inc.	1,510,390
340,694	Wilmar International Ltd.	971,786
		8,273,628
	Health Care Equipment & Services - 0.3%
6,188	CVS Health Corp.	515,399
3,861	Medtronic PLC	312,625
6,508	Sonic Healthcare Ltd.	93,121
1,557	UnitedHealth Group, Inc.	576,837
		1,497,982
	Household & Personal Products - 0.6%
1,406	Clorox Co.	135,594
14,110	Henkel AG & Co. KGaA	972,403
2,997	Kimberly-Clark Corp.	294,995
7,485	Procter & Gamble Co.	1,100,969
14,877	Reckitt Benckiser Group PLC	946,602
		3,450,563
	Insurance - 1.6%
3,350	Allianz SE	1,530,053
20,520	Aviva PLC	174,035
22,980	AXA SA(7)	1,107,758
15,849	Gjensidige Forsikring ASA	445,215
3,973	Helvetia Baloise Holding AG*	1,089,333
85,226	Legal & General Group PLC	292,472
16,104	MS&AD Insurance Group Holdings, Inc.	414,099
868	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	519,213
18,901	New China Life Insurance Co. Ltd. Class H	124,128
7,214	Prudential Financial, Inc.	707,766
62,039	Sanlam Ltd.	319,526
44,885	Standard Life PLC	461,781
15,532	Suncorp Group Ltd.	193,286
1,298	Swiss Re AG	209,093
21,275	Tokio Marine Holdings, Inc.	974,326
875	Zurich Insurance Group AG	610,068
		9,172,152
	Materials - 1.8%
2,138	Anglogold Ashanti PLC	198,683
6,717	BASF SE	430,805
44,208	China Hongqiao Group Ltd.(7)	187,134
1,647,307	China National Building Material Co. Ltd. Class H	1,073,465
434,300	Citic Pacific Special Steel Group Co. Ltd. Class A	971,844
Shares or Principal Amount		Market Value†
COMMON STOCKS - 25.1% - (continued)
	Materials - 1.8% - (continued)
126,579	CMOC Group Ltd. Class H	$289,422
9,150	Dow, Inc.	370,484
5,827	Evonik Industries AG	120,521
384,841	Evraz PLC*(17)	—
5,935	Fresnillo PLC	262,070
5,025	Gold Fields Ltd.	212,870
35,601	Grupo Mexico SAB de CV	389,668
12,973	Impala Platinum Holdings Ltd.	181,843
4,727	International Paper Co.	143,795
18,723	Jiangxi Copper Co. Ltd. Class H	88,980
8,398	LyondellBasell Industries NV Class A	626,491
119,946	Norsk Hydro ASA	1,323,786
8,557	Northern Star Resources Ltd.	131,164
4,089	Rio Tinto Ltd.	500,860
9,373	Rio Tinto PLC	944,203
28,041	Sibanye Stillwater Ltd.	83,831
5,721	Smurfit WestRock PLC	219,629
11,013	UPM-Kymmene OYJ(7)	329,981
18,271	Yara International ASA	1,063,681
76,566	Zijin Mining Group Co. Ltd. Class H	355,572
		10,500,782
	Media & Entertainment - 0.1%
9,280	Omnicom Group, Inc.	711,962
	Pharmaceuticals, Biotechnology & Life Sciences - 1.4%
4,930	AbbVie, Inc.	1,041,808
669	Amgen, Inc.	231,641
12,930	Bristol-Myers Squibb Co.	783,429
3,523	Gilead Sciences, Inc.	460,949
6,826	Johnson & Johnson	1,568,956
9,145	Merck & Co., Inc.	998,451
5,782	Novo Nordisk AS Class B	245,943
49,964	Pfizer, Inc.	1,334,039
1,759	Roche Holding AG	716,792
4,347	Sanofi SA	406,777
7,431	WuXi AppTec Co. Ltd. Class H(1)	130,547
		7,919,332
	Real Estate Management & Development - 0.5%
465,715	CapitaLand Investment Ltd.	1,021,369
1,303,167	China Jinmao Holdings Group Ltd.	278,054
25,613	China Resources Land Ltd.	107,614
181,559	CK Asset Holdings Ltd.	1,143,685
32,401	KE Holdings, Inc. Class A	179,911
36,407	Nomura Real Estate Holdings, Inc.	237,528
		2,968,161
	Semiconductors & Semiconductor Equipment - 1.1%
1,278	Analog Devices, Inc.	514,088
71	ASML Holding NV	102,634
905	Broadcom, Inc.	377,774
1,000	Intel Corp.*	94,480
1,107	Marvell Technology, Inc.	182,821
1,737	MediaTek, Inc.	145,008
2,239	Microchip Technology, Inc.	208,026
4,499	NVIDIA Corp.	897,865
7,996	QUALCOMM, Inc.	1,435,922
166	SK Hynix, Inc.	148,034
555	Teradyne, Inc.	190,626
5,081	Texas Instruments, Inc.	1,428,167
1,612	Tokyo Electron Ltd.	475,028
		6,200,473
	Software & Services - 0.7%
3,392	Accenture PLC Class A	606,184
785	Capgemini SE	95,469
13,864	Gen Digital, Inc.	267,437
8,839	Infosys Ltd.	111,275
4,964	International Business Machines Corp.	1,146,585
The accompanying notes are an integral part of these financial statements.

49

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 25.1% - (continued)
	Software & Services - 0.7% - (continued)
2,031	Microsoft Corp.	$828,201
607	Oracle Corp.	97,964
20,981	Otsuka Corp.	388,448
38,391	Sage Group PLC	457,875
952	SAP SE	159,834
14,085	TOTVS SA	90,623
		4,249,895
	Technology Hardware & Equipment - 2.3%
2,643	Accton Technology Corp.	193,564
2,990	Amphenol Corp. Class A	440,337
3,370	Apple, Inc.	914,450
4,284	Asia Vital Components Co. Ltd.	392,214
5,247	Brother Industries Ltd.	99,642
23,981	BYD Electronic International Co. Ltd.(7)	81,952
26,477	Canon Marketing Japan, Inc.	602,596
19,349	Canon, Inc.	497,783
21,196	Cisco Systems, Inc.	1,939,434
2,639	Corning, Inc.	433,429
11,456	Delta Electronics, Inc.	803,357
3,921	Elite Material Co. Ltd.	584,247
16,250	FUJIFILM Holdings Corp.	299,059
6,429	Gold Circuit Electronics Ltd.	291,015
23,896	Hewlett Packard Enterprise Co.	687,488
21,627	Hon Hai Precision Industry Co. Ltd.	152,795
36,755	HP, Inc.	766,709
1,723	King Slide Works Co. Ltd.	218,594
16,981	Macnica Holdings, Inc.	286,844
368	Motorola Solutions, Inc.	161,563
5,505	Murata Manufacturing Co. Ltd.	182,569
1,002	NetApp, Inc.	110,992
1,301	Seagate Technology Holdings PLC	876,406
14,910	Sunny Optical Technology Group Co. Ltd.	122,748
15,302	TDK Corp.	279,788
4,011	TE Connectivity PLC	848,968
12,313	Unimicron Technology Corp.	349,730
895	Wiwynn Corp.	134,376
5,979	Yokogawa Electric Corp.	208,175
		12,960,824
	Telecommunication Services - 0.8%
3,563	AT&T, Inc.	93,101
16,604	Comcast Corp. Class A	448,972
186,027	Koninklijke KPN NV	994,787
87,582	MTN Group Ltd.	1,098,883
11,862	Telenor ASA	195,252
29,366	Verizon Communications, Inc.	1,410,449
60,384	Vodacom Group Ltd.	512,254
		4,753,698
	Transportation - 0.4%
20,330	Deutsche Post AG	1,203,825
30,939	Transurban Group	313,559
4,728	United Parcel Service, Inc. Class B	514,406
		2,031,790
	Utilities - 2.8%
70,494	APA Group	526,605
2,503,575	CGN Power Co. Ltd. Class H(1)	1,115,491
130,026	CK Infrastructure Holdings Ltd.	1,094,635
2,523	Dominion Energy, Inc.	162,733
3,740	Duke Energy Corp.	484,517
45,984	E.ON SE	1,019,476
5,970	Edison International	414,855
206,963	EDP - Energias de Portugal SA	1,128,834
15,282	Enel SpA	178,428
6,799	Eversource Energy	480,689
10,238	Iberdrola SA	240,022
87,436	Italgas SpA	1,056,211
Shares or Principal Amount		Market Value†
COMMON STOCKS - 25.1% - (continued)
	Utilities - 2.8% - (continued)
62,406	National Grid PLC	$1,117,103
25,504	NextEra Energy, Inc.	2,496,332
134,889	Power Assets Holdings Ltd.	1,114,733
15,460	RWE AG	1,125,681
25,775	Severn Trent PLC	1,145,796
24,807	Snam SpA	195,614
22,247	Terna - Rete Elettrica Nazionale	267,593
14,615	Veolia Environnement SA	618,056
		15,983,404
	Total Common Stocks (cost $123,922,635)	$143,076,382
EQUITY LINKED SECURITIES - 10.5%
	Automobiles & Components - 0.4%
28,300	General Motors Co. (Bank of Montreal) 12.00%, 05/20/2026*	$2,197,959
	Banks - 0.4%
29,800	Wells Fargo & Co. (Bank of Montreal) 12.00%, 05/20/2026*	2,462,346
	Capital Goods - 1.1%
4,010	GE Vernova, Inc. (Mizuho Markets Cayman LP) 12.00%, 07/22/2026*	4,245,611
7,900	General Electric (Bank of Montreal) 12.00%, 06/24/2026*	2,304,652
		6,550,263
	Consumer Discretionary Distribution & Retail - 0.8%
11,750	Amazon.Com, Inc. (BNP Paribas Issuance BV) 12.00%, 05/20/2026*	2,789,418
13,000	TJX Cos., Inc. (Bank of Montreal) 12.00%, 06/24/2026*	2,038,741
		4,828,159
	Consumer Staples Distribution & Retail - 0.5%
40,700	The Kroger Co. (Nomura America Finance LLC) 12.00%, 06/24/2026*	2,807,551
	Energy - 0.3%
15,700	ConocoPhillips (Mizuho Markets Cayman LP) 12.00%, 07/22/2026*	1,910,994
	Financial Services - 0.8%
2,100	Blackrock, Inc. (Societe Generale) 12.00%, 06/24/2026*	2,175,072
4,230	MasterCard, Inc. (Nomura America Finance LLC) 12.00%, 07/22/2026*	2,150,798
		4,325,870
	Health Care Equipment & Services - 0.4%
25,100	CVS Health Corp. (Nomura America Finance LLC) 12.00%, 06/24/2026*	2,008,838
	Materials - 0.3%
15,900	Newmont Corp. (Societe Generale) 12.00%, 07/22/2026*	1,782,096
	Media & Entertainment - 1.2%
13,410	Alphabet, Inc. (Royal Bank of Canada) 12.00%, 07/22/2026*	4,872,576
3,000	Meta Platforms, Inc. (Royal Bank of Canada) 12.00%, 06/24/2026*	1,838,543
		6,711,119
The accompanying notes are an integral part of these financial statements.

50

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
EQUITY LINKED SECURITIES - 10.5% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 0.8%
2,220	Eli Lilly & Co. (Nomura America Finance LLC) 12.00%, 07/22/2026*	$2,074,925
20,600	Merck & Co., Inc. (Bank of Montreal) 12.00%, 05/20/2026*	2,273,536
		4,348,461
	Semiconductors & Semiconductor Equipment - 1.7%
7,200	Broadcom Ltd. (Royal Bank of Canada) 12.00%, 06/24/2026*	2,714,926
3,960	Micron Technology, Inc. (Mizuho Markets Cayman LP) 12.00%, 07/22/2026*	2,006,959
24,200	Nvidia Corp. (Royal Bank of Canada) 12.00%, 07/22/2026*	4,813,729
		9,535,614
	Software & Services - 0.5%
7,550	Microsoft Corp. (BNP Paribas Issuance BV) 12.00%, 05/20/2026*	3,091,848
	Technology Hardware & Equipment - 1.3%
11,950	Amphenol Corp. (Bank of Montreal) 12.00%, 05/20/2026*	1,776,791
10,800	Apple, Inc. (Royal Bank of Canada) 12.00%, 05/20/2026*	2,915,216
17,700	Arista Networks, Inc. (Bank of Montreal) 12.00%, 06/24/2026*	2,815,770
		7,507,777
	Total Equity Linked Securities (cost $58,231,173)	$60,068,895
EXCHANGE-TRADED FUNDS - 1.8%
	Other Investment Pools & Funds - 1.8%
450,000	Invesco Senior Loan ETF	$9,261,000
6,934	Vanguard High Dividend Yield ETF (7)	1,089,955
	Total Exchange-Traded Funds (cost $10,240,091)	$10,350,955
PREFERRED STOCKS - 1.3%
	Automobiles & Components - 0.1%
1,923	Bayerische Motoren Werke AG (Preference Shares)(18)	$175,474
1,110	Hyundai Motor Co. (Preference Shares)(18)	187,127
536	Hyundai Motor Co. (Preference Shares)(18)	90,611
		453,212
	Banks - 0.1%
105	Bank of America Corp. Series L, 7.25%(19)	128,391
8,945	Citigroup, Inc. Series II, 6.25%*(19)	226,756
12,650	Citizens Financial Group, Inc. Series I, 6.50%(7)(19)	318,906
		674,053
	Capital Goods - 0.1%
7,620	Boeing Co. (Preference Shares), 6.00%	550,164
	Financial Services - 0.2%
941	Apollo Global Management, Inc. (Preference Shares), 6.75%	61,852
8,748	Ares Management Corp. Series B, 6.75%	343,271
2,775	Capital One Financial Corp. Series I, 5.00%(19)	52,697
5,077	Capital One Financial Corp. Series N, 4.25%(19)	82,095
Shares or Principal Amount		Market Value†
PREFERRED STOCKS - 1.3% - (continued)
	Financial Services - 0.2% - (continued)
4,900	Corebridge Financial, Inc. (Preference Shares), 6.38%	$117,355
4,657	KKR & Co., Inc. Series D, 6.25%(7)	206,678
8,750	Morgan Stanley Series Q, 6.63%(7)(19)	223,650
11,950	Synchrony Financial Series B, 8.25%(19)	314,285
		1,401,883
	Insurance - 0.0%
4,799	Brighthouse Financial, Inc. Series C, 5.38%(19)	63,491
10,194	Enstar Group Ltd. Series D, 7.00%(19)	234,462
		297,953
	Software & Services - 0.1%
13,970	Oracle Corp. Series D, 6.50%	679,920
	Technology Hardware & Equipment - 0.4%
21,768	Samsung Electronics Co. Ltd. (Preference Shares)(18)	2,349,505
	Telecommunication Services - 0.1%
5,612	T-Mobile USA, Inc. (Preference Shares), 5.50%*	124,587
8,038	T-Mobile USA, Inc. (Preference Shares), 5.50%*	178,363
		302,950
	Utilities - 0.2%
4,055	DTE Energy Co. Series H, 6.25%	100,402
5,000	NextEra Energy, Inc. (Preference Shares), 7.38%*	262,600
6,423	PG&E Corp. Series A, 6.00%	270,151
1,200	PPL Corp. (Preference Shares), 7.00%*	60,528
1,669	Sempra (Preference Shares), 5.75%	36,000
10,106	Southern Co. (Preference Shares), 6.50%	257,703
		987,384
	Total Preferred Stocks (cost $5,987,109)	$7,697,024
	Total Long-Term Investments (cost $581,011,632)	$603,794,015
SHORT-TERM INVESTMENTS - 2.5%
	Repurchase Agreements - 0.4%
$ 2,340,744	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $2,340,981; collateralized by U.S. Treasury Note at 4.13%, maturing 04/30/2033, with a market value of $2,387,585	$2,340,744
The accompanying notes are an integral part of these financial statements.

51

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.5% - (continued)
	Securities Lending Collateral - 2.1%
11,857,789	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(20)		$11,857,789
	Total Short-Term Investments (cost $14,198,533)		$14,198,533
	Total Investments Excluding Purchased Options (cost $595,210,165)	108.2%	$617,992,548
	Total Purchased Options (cost $45,065)	0.0%	$40,258
	Total Investments (cost $595,255,230)	108.2%	$618,032,806
	Other Assets and Liabilities	(8.2)%	(46,853,315)
	Net Assets	100.0%	$571,179,491
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$143,198,064, representing 25.1% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Security is a zero-coupon bond.
(5)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the aggregate value of these securities was $53,678,848, representing 9.4% of net assets.

(6)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(7)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(10)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2026.

(12)	Securities disclosed are interest-only strips.
(13)	Represents or includes a TBA transaction.
(14)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2026, the market value of securities pledged was $7,341,360.
(15)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2026, the market value of securities pledged was $2,322,094.
(16)	All, or a portion of the security, was pledged as collateral in connection with OTC derivatives. As of April 30, 2026, the market value of securities pledged was $33,073.
(17)	Investment valued using significant unobservable inputs.
(18)	Currently no rate available.
(19)	Perpetual security with no stated maturity date.
(20)	Current yield as of period end.
The accompanying notes are an integral part of these financial statements.

52

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

OTC Option Contracts Outstanding at April 30, 2026
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call USD vs. Put PLN	MSC(1)	3.63	USD	10/23/2026	331,000	USD	331,000	$7,515	$7,935	$(420)
Call USD vs. Put ZAR	BOA	16.13	USD	08/24/2026	252,000	USD	252,000	12,560	8,567	3,993
Total Call								$20,075	$16,502	$3,573
Put
Call CNY vs. Put USD	JPM	6.67	USD	09/29/2026	468,000	USD	468,000	$1,620	$1,825	$(205)
Call CNY vs. Put USD	BOA	6.66	USD	09/30/2026	477,000	USD	477,000	1,492	1,704	(212)
Call PLN vs. Put USD	MSC(1)	3.63	USD	10/23/2026	331,000	USD	331,000	7,991	7,935	56
Call ZAR vs. Put USD	JPM	16.69	USD	07/07/2026	325,000	USD	325,000	6,513	9,380	(2,867)
Call ZAR vs. Put USD	BOA	16.13	USD	08/24/2026	252,000	USD	252,000	2,567	7,719	(5,152)
Total Put								$20,183	$28,563	$(8,380)
Total purchased OTC option contracts								$40,258	$45,065	$(4,807)
Written option contracts:
Call
Call USD vs. Put THB	BOA	30.70	USD	08/24/2026	(504,000)	USD	(504,000)	$(25,850)	$(11,587)	$(14,263)
Call USD vs. Put THB	BOA	32.18	USD	10/23/2026	(397,000)	USD	(397,000)	(9,241)	(10,544)	1,303
Total Call								$(35,091)	$(22,131)	$(12,960)
Puts
Call THB vs. Put USD	BOA	30.70	USD	08/24/2026	(504,000)	USD	(504,000)	$(2,414)	$(10,785)	$8,371
Call THB vs. Put USD	BOA	32.18	USD	10/23/2026	(397,000)	USD	(397,000)	(10,998)	(9,698)	(1,300)
Call ZAR vs. Put USD	JPM	15.93	USD	07/07/2026	(325,000)	USD	(325,000)	(1,220)	(3,253)	2,033
Total puts								$(14,632)	$(23,736)	$9,104
Total Written Option Contracts OTC option contracts								$(49,723)	$(45,867)	$(3,856)

(1)	As of April 30, 2026, the counterparty had deposited in a segregated account securities with a value of $80,850 in connection with OTC derivatives.

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	92	06/15/2026	$7,091,363	$(44,826)
Canadian 10-Year Bond Future	97	06/19/2026	8,507,093	(88,991)
Euro BUXL 30-Year Bond Future	36	06/08/2026	4,604,556	(110,782)
Euro-BUND Future	57	06/08/2026	8,386,337	(20,128)
HKG Hang Seng Index Future	4	05/28/2026	654,299	1,468
Japanese 10-Year Bond Future	6	06/15/2026	4,953,914	(34,435)
Long Gilt Future	45	06/26/2026	5,302,229	(30,760)
MSCI Emerging Markets Index Future	100	06/19/2026	8,171,000	568,490
MSCI Singapore Index Future	4	05/28/2026	138,671	717
S&P 500 (E-Mini) Future	84	06/18/2026	30,423,750	1,646,470
S&P TSX 60 Future	2	06/18/2026	584,297	13,648
Stockholm OMXS30 Index Future	12	05/15/2026	397,422	(7,089)
TOPIX Future	6	06/11/2026	1,434,895	(12,795)
U.S. Treasury 5-Year Note Future	84	06/30/2026	9,058,219	10,057
U.S. Treasury 10-Year Note Future	479	06/18/2026	52,974,406	(577,114)
U.S. Treasury 10-Year Ultra Future	96	06/18/2026	10,834,500	(100,942)
U.S. Treasury Long Bond Future	222	06/18/2026	25,051,313	(1,052,948)
U.S. Treasury Ultra Bond Future	146	06/18/2026	16,794,563	(589,596)
Total				$(429,556)
Short position contracts:
CAC 40 Index Future	(1)	05/15/2026	$(94,543)	$1,336
DAX Index Future	(1)	06/19/2026	(715,545)	(12,092)
Euro STOXX 50 Future	(14)	06/19/2026	(959,576)	(736)
Euro-BOBL Future	(146)	06/08/2026	(19,782,687)	272,350
Euro-BTP Italian Bond Future	(70)	06/08/2026	(9,608,905)	18
The accompanying notes are an integral part of these financial statements.

53

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Futures Contracts Outstanding at April 30, 2026 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
Euro-OAT Future	(35)	06/08/2026	$(4,899,342)	$892
Euro-Schatz Future	(363)	06/08/2026	(45,053,184)	38,860
FTSE 100 Index Future	(52)	06/19/2026	(7,343,721)	28,205
FTSE MIB Index Future	(3)	06/19/2026	(839,271)	(58,297)
IBEX 35 Index Future	(1)	05/15/2026	(208,731)	3,520
SPI 200 Future	(4)	06/18/2026	(624,053)	(1,087)
U.S. Treasury 2-Year Note Future	(35)	06/30/2026	(7,249,375)	9,885
Total				$282,854
Total futures contracts				$(146,702)

TBA Sale Commitments Outstanding at April 30, 2026
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 4.00%	$1,990,000	05/20/2056	$(1,856,492)	$4,451
Government National Mortgage Association, 4.00%	775,000	06/20/2056	(722,612)	6,735
Government National Mortgage Association, 4.50%	2,540,000	05/20/2056	(2,449,116)	14,930
Government National Mortgage Association, 4.50%	825,000	06/23/2055	(794,772)	6,897
Government National Mortgage Association, 5.00%	2,415,000	05/20/2056	(2,393,847)	9,995
Uniform Mortgage-Backed Security, 2.00%	3,715,000	05/01/2056	(2,971,604)	11,839
Uniform Mortgage-Backed Security, 2.50%	3,435,000	05/01/2056	(2,875,792)	4,347
Uniform Mortgage-Backed Security, 2.50%	2,135,000	06/01/2056	(1,786,844)	10,010
Uniform Mortgage-Backed Security, 3.00%	4,230,000	05/01/2056	(3,702,487)	11,355
Uniform Mortgage-Backed Security, 3.50%	425,000	05/01/2056	(386,808)	1,436
Uniform Mortgage-Backed Security, 4.00%	645,000	05/01/2056	(604,814)	831
Uniform Mortgage-Backed Security, 5.00%	375,000	05/01/2041	(377,717)	535
Uniform Mortgage-Backed Security, 6.00%	1,050,000	05/01/2056	(1,071,874)	626
Uniform Mortgage-Backed Security, 6.50%	3,415,000	05/01/2056	(3,542,958)	(11,051)
Total TBA sale commitments (proceeds receivable $25,610,673)			$(25,537,737)	$72,936
At April 30, 2026, the aggregate market value of TBA Sale Commitments represents (4.5)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at April 30, 2026
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
BNP Paribas SA	GSC	EUR	525,000	(1.00%)	06/20/2031	Quarterly	$4,545	$—	$(2,587)	$(7,132)
Total OTC credit default swap contracts							$4,545	$—	$(2,587)	$(7,132)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Total Return Swap Contracts Outstanding at April 30, 2026
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	MSC(1)	USD	9,050,000	(3.62% )	09/20/2026	Quarterly	$—	$—	$79,742	$79,742
S&P 500 Consumer Discretionary Index	NOM	USD	169	(4.14% )	05/05/2026	At Maturity	—	—	49,016	49,016
S&P 500 Energy Sector Total Return Index	NOM	USD	478	(4.14% )	05/05/2026	At Maturity	—	—	(11,188)	(11,188)
S&P 500 Financials Index	NOM	USD	273	4.09%	05/05/2026	At Maturity	—	—	(18,530)	(18,530)
S&P 500 Healthcare Index	NOM	USD	149	(4.14% )	05/05/2026	At Maturity	—	—	(2,125)	(2,125)
The accompanying notes are an integral part of these financial statements.

54

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

OTC Total Return Swap Contracts Outstanding at April 30, 2026 – (continued)
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
S&P 500 Industrials Index	NOM	USD	273	(4.14% )	05/05/2026	At Maturity	$—	$—	$40,296	$40,296
S&P 500 Information Technology Index	NOM	USD	88	4.09%	05/05/2026	At Maturity	—	—	(87,891)	(87,891)
S&P 500 Telecommunication Services Index	NOM	USD	757	4.09%	05/05/2026	At Maturity	—	—	(138,072)	(138,072)
S&P 500 Utilities Sector Total Return Index	NOM	USD	443	4.09%	05/05/2026	At Maturity	—	—	(8,401)	(8,401)
Total OTC total return swap contracts							$—	$—	$(97,153)	$(97,153)

(1)	As of April 30, 2026, the counterparty had deposited in a segregated account securities with a value of $80,850 in connection with OTC derivatives.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S43.V1	USD	125,000	(1.00%)	06/20/2030	Quarterly	$2,096	$—	$484	$(1,612)
CDX.NA.HY.S46.V1	USD	16,844,603	(5.00%)	06/20/2031	Quarterly	—	(1,137,715)	(1,296,200)	(158,485)
ITRAXX-XOVER S44.V1	EUR	200,000	(5.00%)	12/20/2030	Quarterly	—	(23,423)	(24,355)	(932)
Total						$2,096	$(1,161,138)	$(1,320,071)	$(161,029)
Sell protection:
ITRAXX-EUR S45.V1	EUR	5,540,000	1.00%	06/20/2031	Quarterly	$106,060	$—	$133,430	$27,370
ITRAXX-XOVER S45.V1	EUR	3,675,000	5.00%	06/20/2031	Quarterly	327,314	—	410,468	83,154
Total						$433,374	$—	$543,898	$110,524
Credit default swaps on single-name issues:
Buy protection:
Barclays PLC	EUR	425,000	(1.00%)	06/20/2031	Quarterly	$2,450	$—	$2,372	$(78)
Total						$2,450	$—	$2,372	$(78)
Total centrally cleared credit default swap contracts						$437,920	$(1,161,138)	$(773,801)	$(50,583)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	7.09% Fixed	MXN	15,282,000	03/10/2028	Lunar	$107	$—	$(1,698)	$(1,805)
7.75% Fixed	1 Mo. MXN TIIE	MXN	7,501,000	04/23/2031	Lunar	—	—	1,934	1,934
7.85% Fixed	1 Mo. MXN TIIE	MXN	1,040,000	03/04/2033	Lunar	23	—	622	599
12 Mo. USD SOFR	3.44% Fixed	USD	363,000	03/17/2027	Annual	—	(65)	(692)	(627)
3.88% Fixed	12 Mo. USD SOFR	USD	950,000	05/31/2029	Annual	—	—	(4,151)	(4,151)
3.60% Fixed	12 Mo. USD SOFR	USD	1,325,000	11/15/2032	Annual	—	—	14,512	14,512
4.16% Fixed	12 Mo. USD SOFR	USD	6,520,000	03/19/2045	Annual	—	(11,992)	43,607	55,599
3.59% Fixed	12 Mo. USD SOFR	USD	3,875,000	09/20/2053	Annual	—	(12,786)	403,041	415,827
3 Mo. COP CPIBR	11.47% Fixed	COP	821,313,000	06/17/2036	Quarterly	—	—	286	286
3 Mo. THB THOR	1.87% Fixed	THB	8,996,000	06/17/2036	Quarterly	—	(83)	(6,415)	(6,332)
3 Mo. ZAR JIBAR	6.85% Fixed	ZAR	5,142,000	06/17/2033	Quarterly	11	—	(17,449)	(17,460)
3 Mo. ZAR JIBAR	8.19% Fixed	ZAR	2,479,000	06/17/2036	Quarterly	—	—	—	—
3 Mo. ZAR JIBAR	7.88% Fixed	ZAR	3,136,000	06/17/2036	Quarterly	—	—	(4,172)	(4,172)
3 Mo. ZAR JIBAR	7.18% Fixed	ZAR	8,326,000	06/17/2036	Quarterly	—	(52)	(35,248)	(35,196)
4.68% Fixed	6 Mo. CLP CLICP	CLP	1,049,177,000	03/17/2027	At Maturity	—	—	1,512	1,512
6 mo. CZK PRIBOR	3.59% Fixed	CZK	4,347,000	06/17/2031	Annual	—	(7)	(7,733)	(7,726)
6 Mo. HUF BIBOR	6.10% Fixed	HUF	38,018,000	06/17/2036	Annual	—	(14)	3,777	3,791
6.40% Fixed	6 mo. INR MIBOR	INR	16,944,000	06/17/2031	Semi-Annual	—	—	1,914	1,914
6 Mo. PLN WIBOR	3.95% Fixed	PLN	220,000	06/17/2033	Annual	—	—	(2,508)	(2,508)
4.59% Fixed	6 Mo. PLN WIBOR	PLN	331,000	06/17/2036	Annual	9	—	1,414	1,405
BZDIOVRA	13.47% Fixed	BRL	3,388,431	01/03/2028	At Maturity	49	—	(3,183)	(3,232)
BZDIOVRA	13.18% Fixed	BRL	2,125,665	01/02/2029	At Maturity	—	—	(7,156)	(7,156)
The accompanying notes are an integral part of these financial statements.

55

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2026 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BZDIOVRA	12.93% Fixed	BRL	174,704	01/02/2031	At Maturity	$—	$(11)	$(912)	$(901)
BZDIOVRA	12.87% Fixed	BRL	872,876	01/02/2031	At Maturity	—	—	(4,897)	(4,897)
Total centrally cleared interest rate swaps contracts						$199	$(25,010)	$376,405	$401,216

Foreign Currency Contracts Outstanding at April 30, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
186,247,000	ARS	113,368	USD	CBK	07/14/2026	$14,002
62,618,000	ARS	38,414	USD	BNP	07/14/2026	4,409
103,395,000	ARS	64,541	USD	CBK	09/14/2026	3,284
124,450,000	ARS	69,916	USD	CBK	10/16/2026	10,008
95,000	AUD	67,336	USD	UBS(1)	06/17/2026	997
40,000	AUD	28,445	USD	JPM	06/17/2026	327
2,828,000	BRL	539,664	USD	GSC	06/02/2026	26,620
1,749,000	BRL	330,494	USD	MSC(2)	06/02/2026	19,729
720,000	BRL	136,601	USD	DEUT	06/02/2026	7,573
495,000	BRL	92,154	USD	UBS(1)	06/02/2026	6,966
820,000	BRL	158,201	USD	BOA	06/02/2026	5,998
425,000	BRL	80,855	USD	CBK	06/02/2026	4,248
495,000	BRL	98,195	USD	BNP	06/02/2026	925
80,000	CAD	58,474	USD	JPM	06/17/2026	541
161,023,000	CLP	176,991	USD	UBS(1)	06/17/2026	1,970
132,700,000	CLP	147,406	USD	CBK	06/17/2026	76
9,200,000	CLP	10,352	USD	BOA	06/17/2026	(127)
3,794,000	CNH	554,862	USD	UBS(1)	06/17/2026	2,423
1,944,000	CNH	283,568	USD	SCB	06/17/2026	1,978
541,000	CNH	78,768	USD	JPM	06/17/2026	697
245,000	CNH	35,612	USD	CBK	06/17/2026	375
605,000	CNH	88,938	USD	BOA	06/17/2026	(72)
1,242,000	CNH	181,818	USD	JPM	07/13/2026	949
1,352,000	CNH	198,270	USD	BOA	07/15/2026	714
234,600,000	COP	62,377	USD	UBS(1)	06/17/2026	1,403
124,600,000	COP	33,116	USD	GSC	06/17/2026	758
363,700,000	COP	98,798	USD	BNP	06/17/2026	80
27,000,000	COP	7,266	USD	CBK	06/17/2026	75
100,700,000	COP	27,372	USD	BOA	06/17/2026	5
4,813,000	CZK	230,950	USD	DEUT	06/17/2026	843
3,527,000	CZK	169,101	USD	UBS(1)	06/17/2026	759
590,000	CZK	28,371	USD	BCLY	06/17/2026	43
2,390,000	CZK	115,887	USD	CBK	06/17/2026	(785)
8,110,000	CZK	391,481	USD	BNP	06/17/2026	(905)
4,120,000	CZK	200,058	USD	GSC	06/17/2026	(1,640)
2,750,000	DOP	42,259	USD	DEUT	07/13/2026	3,383
7,780,000	EGP	143,146	USD	JPM	06/17/2026	(1,023)
9,030,000	EGP	170,169	USD	BOA	10/05/2026	(12,391)
596,000	EUR	690,232	USD	JPM	06/17/2026	10,819
245,000	EUR	285,008	USD	DEUT	06/17/2026	3,176
52,000	EUR	60,238	USD	MSC(2)	06/17/2026	928
251,000	EUR	294,789	USD	CBK	06/17/2026	452
19,000	EUR	21,917	USD	SCB	06/17/2026	432
81,000	EUR	95,007	USD	SSG	06/17/2026	270
303,000	EUR	356,405	USD	UBS(1)	06/17/2026	3
114,000	EUR	134,109	USD	SGG	06/17/2026	(14)
132,000	EUR	155,496	USD	BOA	07/07/2026	(94)
4,200	GBP	5,663	USD	GSC	05/29/2026	52
72,000	GBP	96,358	USD	BCLY	06/17/2026	1,606
106,372,000	HUF	321,379	USD	DEUT	06/17/2026	20,453
52,781,000	HUF	165,859	USD	MSC(2)	06/17/2026	3,755
46,700,000	HUF	149,466	USD	GSC	06/17/2026	607
30,960,000	HUF	99,122	USD	SSG	06/17/2026	369
28,882,000	HUF	92,992	USD	JPM	06/17/2026	(178)
136,000,000	IDR	7,982	USD	SSG	06/17/2026	(143)
The accompanying notes are an integral part of these financial statements.

56

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,524,000,000	IDR	146,456	USD	GSC	06/17/2026	$(986)
2,329,000,000	IDR	137,445	USD	DEUT	06/17/2026	(3,214)
14,546,939,000	IDR	853,820	USD	BOA	06/17/2026	(15,417)
305,000	ILS	103,345	USD	CBK	06/17/2026	154
2,320,000	INR	24,290	USD	UBS(1)	06/17/2026	49
14,310,000	INR	151,898	USD	GSC	06/17/2026	(1,771)
80,299,000	INR	861,879	USD	BOA	06/17/2026	(19,450)
95,750,000	KRW	64,013	USD	JPM	06/17/2026	631
76,850,000	KRW	52,052	USD	BOA	06/17/2026	(168)
120,140,000	KRW	81,672	USD	MSC(2)	06/17/2026	(561)
335,140,000	KRW	227,829	USD	GSC	06/17/2026	(1,566)
39,200,000	KZT	71,403	USD	DEUT	05/26/2026	12,386
43,600,000	KZT	84,619	USD	BOA	05/26/2026	8,575
205,700,000	KZT	406,602	USD	BOA	06/17/2026	29,670
2,520,000	MXN	138,908	USD	GSC	06/17/2026	4,766
4,147,000	MXN	233,072	USD	BOA	06/17/2026	3,364
2,936,000	MXN	164,388	USD	UBS(1)	06/17/2026	3,004
340,000	MXN	18,677	USD	CBK	06/17/2026	708
1,796,000	MXN	102,052	USD	SCB	06/17/2026	344
1,490,000	MXN	86,068	USD	DEUT	06/17/2026	(1,117)
468,000	MXN	26,065	USD	MSC(2)	07/28/2026	525
160,000	MXN	8,885	USD	BOA	07/28/2026	206
590,000	MXN	32,633	USD	MSC(2)	09/08/2026	770
71,000	MXN	3,928	USD	JPM	09/08/2026	92
50,000	MYR	12,661	USD	BNP	06/18/2026	(55)
330,000	MYR	83,756	USD	DEUT	06/18/2026	(551)
595,000	MYR	151,214	USD	SCB	06/18/2026	(1,193)
114,945,000	NGN	73,825	USD	BOA	06/08/2026	8,314
17,587,000	NGN	12,451	USD	BOA	06/17/2026	67
40,765,000	NGN	28,547	USD	CBK	06/26/2026	353
115,000	NZD	67,379	USD	DEUT	06/17/2026	667
55,000	NZD	32,372	USD	UBS(1)	06/17/2026	172
50,000	NZD	29,558	USD	JPM	06/17/2026	27
580,000	PEN	164,166	USD	CBK	06/17/2026	670
205,000	PEN	58,222	USD	GSC	06/17/2026	39
1,770,000	PEN	512,182	USD	DEUT	06/17/2026	(9,147)
20,000	PHP	335	USD	BOA	06/17/2026	(10)
3,728,000	PLN	1,011,152	USD	GSC	06/17/2026	17,226
80,000	PLN	21,367	USD	BOA	06/17/2026	701
140,000	PLN	38,078	USD	DEUT	06/17/2026	541
300,000	PLN	82,818	USD	SGG	06/17/2026	(62)
995,000	RON	223,570	USD	SGG	06/17/2026	442
45,000	RON	10,385	USD	SCB	06/17/2026	(254)
902,000	RON	204,218	USD	GSC	06/17/2026	(1,144)
140,000	SGD	110,018	USD	BOA	06/17/2026	353
6,000	SGD	4,724	USD	CAG	06/17/2026	6
100,000	SGD	78,906	USD	DEUT	06/17/2026	(70)
690,000	THB	20,915	USD	JPM	06/17/2026	335
1,790,000	THB	54,874	USD	GSC	06/17/2026	253
1,710,000	THB	52,544	USD	MSC(2)	06/17/2026	120
320,000	THB	9,973	USD	CBK	06/17/2026	(118)
1,880,000	THB	58,732	USD	DEUT	06/17/2026	(832)
3,540,000	THB	110,694	USD	BNP	06/17/2026	(1,671)
18,650,000	THB	584,689	USD	BCLY	06/17/2026	(10,314)
91,000	THB	2,959	USD	BOA	08/26/2026	(141)
732,000	THB	22,698	USD	BOA	10/27/2026	103
8,730,000	TRY	190,903	USD	JPM	05/11/2026	389
13,428,000	TRY	278,047	USD	BCLY	06/17/2026	5,927
7,271,000	TRY	150,713	USD	CBK	06/17/2026	3,054
880,000	TRY	18,628	USD	MSC(2)	06/17/2026	(18)
14,695,000	TRY	311,500	USD	UBS(1)	06/17/2026	(731)
32,605,000	TRY	581,237	USD	BNP	12/16/2026	2,865
8,730,000	TRY	153,064	USD	BCLY	02/10/2027	(3,879)
32,605,000	TRY	541,602	USD	BCLY	03/17/2027	(839)
2,563,000	ZAR	149,833	USD	CBK	06/17/2026	3,469
The accompanying notes are an integral part of these financial statements.

57

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,893,000	ZAR	111,038	USD	MSC(2)	06/17/2026	$2,189
1,560,000	ZAR	92,461	USD	DEUT	06/17/2026	848
360,000	ZAR	21,619	USD	BCLY	06/17/2026	(86)
660,000	ZAR	39,613	USD	SCB	06/17/2026	(136)
1,980,000	ZAR	118,628	USD	BOA	06/17/2026	(197)
13,484,000	ZAR	809,305	USD	GSC	06/17/2026	(2,781)
38,547	USD	61,675,000	ARS	CBK	07/14/2026	(3,631)
38,547	USD	61,675,000	ARS	BOA	07/14/2026	(3,631)
81,936	USD	115,000	AUD	DEUT	06/17/2026	(783)
62,602	USD	90,000	AUD	JPM	06/17/2026	(2,135)
70,607	USD	354,000	BRL	GSC	06/02/2026	(279)
90,520	USD	455,000	BRL	BOA	06/02/2026	(590)
141,000	USD	743,000	BRL	SSG	06/02/2026	(7,780)
162,022	USD	855,000	BRL	CBK	06/02/2026	(9,185)
154,746	USD	820,000	BRL	DEUT	06/02/2026	(9,452)
62,744	USD	85,000	CAD	BNP	06/17/2026	41
47,272	USD	65,000	CAD	TDB	06/17/2026	(678)
117,496	USD	106,800,000	CLP	BOA	06/17/2026	(1,202)
63,226	USD	58,500,000	CLP	DEUT	06/17/2026	(1,791)
139,137	USD	947,000	CNH	BNP	06/17/2026	36
109,432	USD	749,000	CNH	JPM	06/17/2026	(586)
366,524	USD	2,511,000	CNH	CBK	06/17/2026	(2,306)
91,028	USD	629,000	CNH	JPM	07/13/2026	(1,533)
97,162	USD	671,000	CNH	BOA	07/15/2026	(1,594)
100,265	USD	681,000	CNH	JPM	10/08/2026	(553)
100,873	USD	684,000	CNH	BOA	10/09/2026	(397)
236,410	USD	854,800,000	COP	DEUT	06/17/2026	4,018
48,065	USD	176,600,000	COP	BNP	06/17/2026	53
21,844	USD	82,800,000	COP	UBS(1)	06/17/2026	(667)
93,109	USD	351,300,000	COP	BOA	06/17/2026	(2,398)
217,277	USD	823,500,000	COP	CBK	06/17/2026	(6,606)
7,054	USD	150,000	CZK	BOA	06/17/2026	(170)
289,933	USD	6,160,000	CZK	GSC	06/17/2026	(6,732)
602,476	USD	12,709,000	CZK	BNP	06/17/2026	(9,587)
45,208	USD	2,750,000	DOP	JPM	07/13/2026	(434)
364,340	USD	310,247	EUR	CBK	05/29/2026	(295)
7,649,172	USD	6,534,900	EUR	BNP	05/29/2026	(31,309)
12,640,600	USD	10,803,453	EUR	JPM	05/29/2026	(56,720)
320,837	USD	272,000	EUR	CBK	06/17/2026	892
69,269	USD	59,000	EUR	GSC	06/17/2026	(130)
212,127	USD	181,000	EUR	SCB	06/17/2026	(776)
190,664	USD	163,000	EUR	JPM	06/17/2026	(1,066)
307,967	USD	263,000	EUR	UBS(1)	06/17/2026	(1,389)
16,525,254	USD	14,224,000	EUR	DEUT	06/17/2026	(205,887)
243,096	USD	210,000	EUR	BOA	07/07/2026	(4,134)
1,370,488	USD	1,016,500	GBP	GSC	05/29/2026	(12,671)
55,948	USD	42,000	GBP	DEUT	06/17/2026	(1,198)
1,632,053	USD	1,219,000	GBP	WEST	06/17/2026	(26,539)
264,813	USD	2,072,000	HKD	DEUT	05/29/2026	(39)
173,963	USD	53,900,000	HUF	GSC	06/17/2026	752
86,324	USD	26,700,000	HUF	SCB	06/17/2026	522
82,372	USD	25,500,000	HUF	BOA	06/17/2026	426
33,678	USD	10,500,000	HUF	CBK	06/17/2026	(64)
31,658	USD	9,900,000	HUF	SGG	06/17/2026	(156)
100,566	USD	31,700,000	HUF	DEUT	06/17/2026	(1,304)
19,821	USD	6,700,000	HUF	BCLY	06/17/2026	(1,710)
128,289	USD	42,353,000	HUF	MSC(2)	06/17/2026	(7,814)
172,638	USD	2,952,000,000	IDR	DEUT	06/17/2026	2,501
76,266	USD	1,295,000,000	IDR	GSC	06/17/2026	1,630
59,709	USD	1,028,000,000	IDR	BOA	06/17/2026	460
101,041	USD	315,000	ILS	SCB	06/17/2026	(5,850)
88,883	USD	280,000	ILS	CBK	06/17/2026	(6,131)
162,269	USD	15,130,000	INR	MSC(2)	06/17/2026	3,538
245,682	USD	23,130,000	INR	BNP	06/17/2026	3,022
93,707	USD	8,770,000	INR	BOA	06/17/2026	1,699
The accompanying notes are an integral part of these financial statements.

58

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
83,084	USD	7,850,000	INR	GSC	06/17/2026	$728
83,927	USD	123,700,000	KRW	BNP	06/17/2026	413
80,217	USD	120,140,000	KRW	MSC(2)	06/17/2026	(894)
74,339	USD	34,400,000	KZT	DEUT	05/26/2026	811
88,822	USD	41,200,000	KZT	JPM	05/26/2026	758
390,731	USD	193,900,000	KZT	CBK	06/17/2026	(20,515)
278,396	USD	4,861,000	MXN	MSC(2)	06/17/2026	1,252
124,680	USD	2,180,000	MXN	BCLY	06/17/2026	390
80,162	USD	1,400,000	MXN	HSBC	06/17/2026	343
160,557	USD	2,816,000	MXN	SSG	06/17/2026	6
78,950	USD	1,410,000	MXN	BOA	06/17/2026	(1,440)
81,431	USD	1,460,000	MXN	SCB	06/17/2026	(1,809)
252,818	USD	4,504,000	MXN	TDB	06/17/2026	(3,971)
287,671	USD	5,130,000	MXN	CBK	06/17/2026	(4,809)
35,501	USD	628,000	MXN	MSC(2)	07/28/2026	(179)
36,675	USD	661,000	MXN	MSC(2)	09/08/2026	(747)
129,575	USD	520,000	MYR	DEUT	06/18/2026	(1,535)
180,363	USD	305,000	NZD	MSC(2)	06/17/2026	(107)
546,177	USD	1,905,000	PEN	CBK	06/17/2026	4,774
160,753	USD	555,000	PEN	BNP	06/17/2026	3,022
20,220	USD	70,000	PEN	BOA	06/17/2026	325
82,560	USD	4,980,000	PHP	BOA	06/17/2026	1,678
49,066	USD	3,020,000	PHP	GSC	06/17/2026	17
132,310	USD	476,000	PLN	SSG	06/17/2026	1,005
8,143	USD	30,000	PLN	BOA	06/17/2026	(133)
13,421	USD	50,000	PLN	DEUT	06/17/2026	(372)
682,246	USD	2,523,000	PLN	MSC(2)	06/17/2026	(13,728)
26,641	USD	97,000	PLN	MSC(2)	10/27/2026	(85)
133,373	USD	580,000	RON	BNP	06/17/2026	2,793
3,383	USD	15,000	RON	CBK	06/17/2026	6
25,742	USD	115,000	RON	SCB	06/17/2026	(149)
74,799	USD	95,000	SGD	DEUT	06/17/2026	(95)
62,840	USD	80,000	SGD	GSC	06/17/2026	(228)
196,844	USD	250,000	SGD	CAG	06/17/2026	(246)
82,482	USD	105,000	SGD	CBK	06/17/2026	(296)
377,949	USD	12,250,000	THB	GSC	06/17/2026	679
22,677	USD	720,000	THB	BCLY	06/17/2026	503
21,033	USD	680,000	THB	SCB	06/17/2026	91
133,073	USD	4,320,000	THB	CBK	06/17/2026	28
99,476	USD	3,230,000	THB	MSC(2)	06/17/2026	—
86,180	USD	2,800,000	THB	DEUT	06/17/2026	(53)
186,818	USD	8,730,000	TRY	BCLY	05/11/2026	(4,474)
137,396	USD	6,485,000	TRY	UBS(1)	06/17/2026	253
615	USD	29,000	TRY	SGG	06/17/2026	2
671,576	USD	32,605,000	TRY	BCLY	06/17/2026	(17,951)
586,358	USD	32,605,000	TRY	BCLY	12/16/2026	2,256
150,621	USD	8,730,000	TRY	JPM	02/10/2027	1,437
247,203	USD	14,695,000	TRY	UBS(1)	03/17/2027	3,483
55,222	USD	3,290,000	TRY	GSC	03/17/2027	656
123,241	USD	2,070,000	ZAR	MSC(2)	06/17/2026	(573)
387,559	USD	6,512,000	ZAR	SSG	06/17/2026	(1,946)
162,017	USD	2,770,000	ZAR	BCLY	06/17/2026	(3,666)
104,002	USD	1,736,000	ZAR	JPM	07/09/2026	345
29,720	USD	481,000	ZAR	BOA	08/26/2026	1,114
Total foreign currency contracts						$(287,522)

(1)	At April 30, 2026, the counterparty had deposited in a segregated account securities with a value of $10,992 in connection with forward contracts.
(2)	As of April 30, 2026, the counterparty had deposited in a segregated account securities with a value of $80,850 in connection with OTC derivatives.

The accompanying notes are an integral part of these financial statements.

59

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Cross Currency Contracts Outstanding at April 30, 2026
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	13,871	CBK	05/29/2026	GBP	13,879	$(8)
EUR	1,006,456	BNP	05/29/2026	GBP	1,011,686	(5,230)
Total foreign cross currency contracts						$(5,238)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$70,673,945	$—	$70,673,945	$—
Convertible Bonds	26,382,921	—	26,382,921	—
Corporate Bonds	120,231,111	—	120,231,111	—
Foreign Government Obligations	23,942,218	—	23,942,218	—
Municipal Bonds	138,092	—	138,092	—
Senior Floating Rate Interests	33,163,021	—	33,163,021	—
U.S. Government Agencies	60,991,113	—	60,991,113	—
U.S. Government Securities	47,078,338	—	47,078,338	—
Common Stocks	143,076,382	68,477,013	74,599,369	—
Equity Linked Securities	60,068,895	—	60,068,895	—
Exchange-Traded Funds	10,350,955	10,350,955	—	—
Preferred Stocks	7,697,024	4,894,307	2,802,717	—
Short-Term Investments	14,198,533	11,857,789	2,340,744	—
Purchased Options	40,258	—	40,258	—
Foreign Currency Contracts(2)	328,212	—	328,212	—
Futures Contracts(2)	2,595,916	2,595,916	—	—
Swaps - Credit Default(2)	110,524	—	110,524	—
Swaps - Interest Rate(2)	497,379	—	497,379	—
Swaps- Total Return(2)	169,054	—	169,054	—
Total	$621,733,891	$98,175,980	$523,557,911	$—
Liabilities
Foreign Currency Contracts(2)	$(620,972)	$—	$(620,972)	$—
Futures Contracts(2)	(2,742,618)	(2,742,618)	—	—
Swaps - Credit Default(2)	(168,239)	—	(168,239)	—
Swaps - Interest Rate(2)	(96,163)	—	(96,163)	—
Swaps - Total Return(2)	(266,207)	—	(266,207)	—
TBA Sale Commitments	(25,537,737)	—	(25,537,737)	—
Written Options	(49,723)	—	(49,723)	—
Total	$(29,481,659)	$(2,742,618)	$(26,739,041)	$—

(1)
For the six-month period ended April 30, 2026, investments valued at $1,078,852 were transferred out of Level 3 due to the availability of active market prices which has been determined to be significant observable input. There were no transfers into Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

60

Hartford Real Asset Fund (Consolidated)
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.6%
	Brazil - 1.0%
	Brazil Notas do Tesouro Nacional
BRL 3,380,853	6.00%, 05/15/2035(1)	$621,894
708,057	6.00%, 05/15/2045(1)	127,162
		749,056
	Mexico - 0.8%
MXN 9,605,738	Mexico Udibonos 4.50%, 11/22/2035(1)	546,777
	South Africa - 0.8%
	Republic of South Africa Government CPI-Linked Bond
ZAR 8,322,570	2.50%, 03/31/2046(1)	386,882
2,954,940	3.45%, 12/07/2033(1)	166,223
		553,105
	Total Foreign Government Obligations (cost $1,714,340)	$1,848,938
U.S. GOVERNMENT SECURITIES - 36.7%
	U.S. Treasury Securities - 36.7%
	U.S. Treasury Inflation-Indexed Bonds - 2.3%
$ 335,318	1.75%, 01/15/2028(1)	$340,690
304,364	2.50%, 01/15/2029(1)	316,724
138,056	3.38%, 04/15/2032(1)	153,136
343,420	3.63%, 04/15/2028(1)	361,464
407,440	3.88%, 04/15/2029(1)	440,621
		1,612,635
	U.S. Treasury Inflation-Indexed Notes - 34.4%
819,111	0.13%, 01/15/2030(1)	788,872
892,052	0.13%, 07/15/2030(1)	855,295
916,252	0.13%, 01/15/2031(1)	868,209
932,581	0.13%, 07/15/2031(1)	878,299
1,025,451	0.13%, 01/15/2032(1)	952,501
728,078	0.25%, 07/15/2029(1)	712,155
1,696,325	0.38%, 07/15/2027(1)	1,698,458
814,629	0.50%, 01/15/2028(1)	810,520
1,051,444	0.63%, 07/15/2032(1)	1,000,657
715,902	0.75%, 07/15/2028(1)	716,213
608,170	0.88%, 01/15/2029(1)	606,533
1,025,251	1.13%, 10/15/2030(1)	1,022,922
1,036,551	1.13%, 01/15/2033(1)	1,006,774
871,439	1.25%, 04/15/2028(1)	876,962
1,016,649	1.38%, 07/15/2033(1)	1,001,909
887,898	1.63%, 10/15/2027(1)	902,672
965,702	1.63%, 10/15/2029(1)	985,884
995,607	1.63%, 04/15/2030(1)	1,011,158
1,078,873	1.75%, 01/15/2034(1)	1,082,642
1,108,952	1.88%, 07/15/2034(1)	1,122,374
1,221,059	1.88%, 07/15/2035(1)	1,225,235
819,515	1.88%, 01/15/2036(1)	816,444
924,297	2.13%, 04/15/2029(1)	952,597
1,175,087	2.13%, 01/15/2035(1)	1,203,805
885,385	2.38%, 10/15/2028(1)	918,759
		24,017,849
	Total U.S. Government Securities (cost $25,148,304)	$25,630,484
COMMON STOCKS - 49.9%
	Capital Goods - 0.2%
3,135	Trex Co., Inc.*	$122,892
	Consumer Staples Distribution & Retail - 0.4%
3,348	Andersons, Inc.	262,952
Shares or Principal Amount		Market Value†
COMMON STOCKS - 49.9% - (continued)
	Energy - 15.8%
8,796	APA Corp.	$358,261
21,480	BP PLC	170,032
1,371	Cameco Corp.	168,535
13,488	Canadian Natural Resources Ltd.	643,841
1,251	Chevron Corp.	241,831
2,271	Chord Energy Corp.	330,658
7,456	ConocoPhillips	937,816
9,611	Devon Energy Corp.	493,717
4,392	EOG Resources, Inc.	617,383
26,363	Equinor ASA	1,072,901
8,436	Exxon Mobil Corp.	1,301,928
154,778	Gazprom PJSC*(2)	—
6,907	Halliburton Co.	292,166
2,432	HF Sinclair Corp.	163,455
2,717	LUKOIL PJSC ADR*(2)	—
200	Novatek PJSC GDR*(2)	—
15,737	Permian Resources Corp. Class A	340,234
997	Phillips 66	178,612
19,235	Shell PLC ADR	1,744,037
4,627	SM Energy Co.	143,576
16,900	Surgutneftegas PJSC ADR*(2)	—
384	Targa Resources Corp.	99,871
16,778	Thungela Resources Ltd.	145,867
16,164	TotalEnergies SE	1,502,824
13,461	Yancoal Australia Ltd.	74,041
		11,021,586
	Equity Real Estate Investment Trusts (REITs) - 12.8%
1,136	American Tower Corp. REIT	207,559
52,221	British Land Co. PLC REIT	276,326
9,113	Brixmor Property Group, Inc. REIT	274,210
4,896	CareTrust, Inc. REIT	193,147
7,633	Charter Hall Group REIT(3)	112,404
7,038	COPT Defense Properties REIT	219,937
1,904	Covivio SA REIT	125,927
6,111	Crombie Real Estate Investment Trust REIT	76,255
3,445	Crown Castle, Inc. REIT	305,847
9,422	Derwent London PLC REIT	220,444
6,885	EPR Properties REIT	384,252
181	Equinix, Inc. REIT	195,992
368	Essex Property Trust, Inc. REIT	96,861
46,993	Fibra Uno Administracion SA de CV REIT*	80,678
6,504	Gaming & Leisure Properties, Inc. REIT	315,184
7,034	Getty Realty Corp. REIT	232,966
31,934	Hammerson PLC REIT	143,051
10,544	Highwoods Properties, Inc. REIT	256,325
4,787	Host Hotels & Resorts, Inc. REIT	101,149
3,100	Janus Living, Inc. Class A-1, REIT*	81,344
9,609	Kilroy Realty Corp. REIT	319,595
6,446	Klepierre SA REIT	261,167
11,665	Land Securities Group PLC REIT	93,860
4,955	Mercialys SA REIT	72,572
4,416	Millrose Properties, Inc. REIT	135,439
260	Nippon Building Fund, Inc. REIT	217,725
6,370	Omega Healthcare Investors, Inc. REIT	299,199
284	Orix J, Inc. REIT	179,955
848	Phillips Edison & Co., Inc. REIT	34,060
18,669	Piedmont Realty Trust, Inc. REIT*	156,073
5,272	Primaris Real Estate Investment Trust REIT	73,238
50	Public Storage REIT	15,122
4,700	Rexford Industrial Realty, Inc. REIT	168,683
17,981	Sabra Health Care, Inc. REIT	371,487
249	Sekisui House, Inc. REIT	135,192
3,101	Simon Property Group, Inc. REIT	631,705
1,670	SL Green Realty Corp. REIT(3)	70,825
The accompanying notes are an integral part of these financial statements.

61

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 49.9% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 12.8% - (continued)
54,270	Stockland REIT	$159,157
11,669	Tanger, Inc. REIT	432,687
6,346	UDR, Inc. REIT	230,614
1,445	Unibail-Rodamco-Westfield REIT*	175,434
5,327	UNITE Group PLC REIT	33,570
3,726	Vornado Realty Trust REIT	111,370
810	Welltower, Inc. REIT	176,045
7,920	Wereldhave NV REIT	204,812
2,757	Weyerhaeuser Co. REIT	67,602
48,257	Workspace Group PLC REIT	221,556
		8,948,602
	Food, Beverage & Tobacco - 2.5%
9,422	Archer-Daniels-Midland Co.	702,316
1,280	Darling Ingredients, Inc.*	82,214
4,299	Fresh Del Monte Produce, Inc.	180,085
2,339	General Mills, Inc.	82,590
3,870	Ingredion, Inc.	432,434
1,776	J.M. Smucker Co.	174,101
3,157	Pilgrim's Pride Corp.	104,497
		1,758,237
	Materials - 9.9%
3,078	Alcoa Corp.	196,346
63,533	Alrosa PJSC*(2)	—
6,882	Anglo American PLC	340,555
2,029	ArcelorMittal SA	117,794
1,132	Arkema SA	82,618
574	CF Industries Holdings, Inc.	71,291
3	Corteva, Inc.	243
9,693	DPM Metals, Inc.	325,467
5,790	Endeavour Mining PLC	333,415
15,000	Fireweed Metals Corp.*	47,263
2,639	First Quantum Minerals Ltd.*	64,617
756	Franco-Nevada Corp.	174,414
52,387	Genesis Minerals Ltd.*	225,730
40,718	Glencore PLC*	316,453
11,303	Harmony Gold Mining Co. Ltd.(3)	178,182
8,223	Huntsman Corp.	118,164
14,288	Impala Platinum Holdings Ltd.	200,275
3,414	Kinross Gold Corp.	103,424
5,189	Lundin Mining Corp.	133,168
1,301	MMC Norilsk Nickel PJSC ADR*(2)	—
4,770	Mosaic Co.	110,998
31,805	Nan Ya Plastics Corp.	91,293
4,064	Newmont Corp.	451,470
98,314	Nickel Industries Ltd.*	74,565
1,860	Nucor Corp.	419,039
6,473	Nutrien Ltd.	492,021
5,764	OceanaGold Corp.	178,477
57,209	Perseus Mining Ltd.	229,276
20,230	Regis Resources Ltd.	103,730
5,773	SABIC Agri-Nutrients Co.	224,483
18,719	Sibanye Stillwater Ltd.	55,962
11,805	Stora Enso OYJ Class R(3)	131,444
15,309	Suzano SA ADR(3)	135,791
4,064	voestalpine AG	210,121
25,150	Wesdome Gold Mines Ltd.*	446,955
1,292	Westlake Corp.	148,942
6,851	Yara International ASA	398,844
		6,932,830
	Real Estate Management & Development - 2.4%
114,625	Aldar Properties PJSC	241,068
1,870	Altus Group Ltd.(3)	62,170
292,445	Ayala Land, Inc.	71,833
Shares or Principal Amount		Market Value†
COMMON STOCKS - 49.9% - (continued)
	Real Estate Management & Development - 2.4% - (continued)
22,196	CK Asset Holdings Ltd.	$139,818
1,751	Colliers International Group, Inc.	183,120
3,638	CTP NV(3)(4)	68,657
1,912	Daiwa House Industry Co. Ltd.	58,337
429	Jones Lang LaSalle, Inc.*	136,478
35,637	Mitsui Fudosan Co. Ltd.	390,297
24,200	Savills PLC	272,332
7,005	Tokyu Fudosan Holdings Corp.	59,642
		1,683,752
	Telecommunication Services - 3.5%
117,399	BT Group PLC	345,134
11,288	Deutsche Telekom AG	364,609
6,561	Hellenic Telecommunications Organization SA	139,915
40,079	Koninklijke KPN NV	214,324
14,833	KT Corp. ADR	317,871
11,656	LG Uplus Corp.	124,984
13,373	MTN Group Ltd.	167,790
142,391	Telecom Italia SpA*	112,372
46,430	TIM SA	241,442
156,641	True Corp. PCL	65,833
221,511	Vodafone Group PLC	352,456
		2,446,730
	Utilities - 2.4%
658	American Water Works Co., Inc.	84,500
22,161	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	148,360
2,008	Consolidated Edison, Inc.	223,872
1,238	Duke Energy Corp.	160,383
3,431	Edison International	238,420
21,286	ENN Energy Holdings Ltd.	166,868
4,583	Exelon Corp.	210,772
8,082	Kyushu Electric Power Co., Inc.	87,382
3,570	ONE Gas, Inc.	318,515
		1,639,072
	Total Common Stocks (cost $28,712,341)	$34,816,653
CLOSED END FUNDS - 0.9%
	Investment Company Securities - 0.9%
29,000	Sprott Physical Uranium Trust	$607,605
	Total Closed End Funds (cost $533,441)	$607,605
	Total Long-Term Investments (cost $56,108,426)	$62,903,680
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.1%
$ 104,375	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $104,386; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $106,518	$104,375
The accompanying notes are an integral part of these financial statements.

62

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.4% - (continued)
	Securities Lending Collateral - 0.3%
177,873	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(5)		$177,873
	Total Short-Term Investments (cost $282,248)		$282,248
	Total Investments (cost $56,390,674)	90.5%	$63,185,928
	Other Assets and Liabilities	9.5%	6,635,350
	Net Assets	100.0%	$69,821,278
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Cayman Real Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2026, the Fund invested 21.0% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of this security was $68,657, representing 0.1% of net assets.

(5)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	7	05/29/2026	$772,800	$205,206
Brent Crude Oil Future	4	07/31/2026	391,720	72,572
Brent Crude Oil Future	4	10/30/2026	351,400	24,842
California Carbon Allowance Vintage Future	13	12/24/2026	378,560	(27,095)
California Low Carbon Fuel Future	52	12/31/2026	360,828	59,842
Corn Future	6	07/14/2026	142,425	4,560
Cotton No. 2 Future	5	12/08/2026	207,175	32,591
Gas Oil Future	1	09/10/2026	102,525	18,873
Gasoline RBOB Future	2	08/31/2026	260,610	45,959
LME Copper Future	3	05/18/2026	970,330	158,870
LME Copper Future	3	07/13/2026	973,528	(18,206)
LME Copper Future	2	09/14/2026	649,943	(2,697)
LME Copper Future	2	12/14/2026	650,580	157,415
LME Lead Future	2	09/14/2026	98,525	(499)
LME Nickel Future	4	05/18/2026	463,657	102,840
LME Nickel Future	3	07/13/2026	350,159	34,527
LME Nickel Future	4	09/14/2026	469,944	47,025
LME Primary Aluminum Future	3	06/15/2026	263,094	6,320
LME Primary Aluminum Future	2	09/14/2026	172,273	13,411
Micro Gold Future	19	12/29/2026	899,042	(33,674)
Natural Gas Future	3	08/27/2026	93,090	(1,008)
SGX Iron ORE Future	10	05/29/2026	107,750	1,367
Soybean Future	6	11/13/2026	351,900	3,653
Soybean Meal Future	4	12/14/2026	124,600	(1,475)
Soybean Oil Future	3	12/14/2026	124,992	9,854
Wheat Future	12	09/10/2026	150,345	6,954
The accompanying notes are an integral part of these financial statements.

63

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Futures Contracts Outstanding at April 30, 2026 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
White Sugar Future	2	09/15/2026	$43,850	$1,376
Total				$923,403
Short position contracts:
LME Copper Future	(3)	05/18/2026	$(970,331)	$(14,591)
LME Copper Future	(3)	07/13/2026	(973,528)	(2,223)
LME Copper Future	(2)	12/14/2026	(650,580)	(185,687)
LME Nickel Future	(4)	05/18/2026	(463,657)	(38,092)
LME Nickel Future	(3)	07/13/2026	(350,159)	(31,201)
LME Nickel Future	(3)	09/14/2026	(352,458)	(38,676)
LME Primary Aluminum Future	(1)	06/15/2026	(87,698)	(7,227)
Total				$(317,697)
Total futures contracts				$605,706

Foreign Currency Contracts Outstanding at April 30, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
694,161	USD	3,655,000	BRL	MSC	05/05/2026	$(42,960)
726,322	USD	3,655,000	BRL	GSC	06/02/2026	(5,561)
120,864	USD	2,017,000	ZAR	MSC	05/29/2026	49
Total foreign currency contracts						$(48,472)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Foreign Government Obligations	$1,848,938	$—	$1,848,938	$—
U.S. Government Securities	25,630,484	—	25,630,484	—
Common Stocks	34,816,653	24,550,740	10,265,913	—
Closed End Funds	607,605	607,605	—	—
Short-Term Investments	282,248	177,873	104,375	—
Foreign Currency Contracts(2)	49	—	49	—
Futures Contracts(2)	1,008,057	1,008,057	—	—
Total	$64,194,034	$26,344,275	$37,849,759	$—
Liabilities
Foreign Currency Contracts(2)	$(48,521)	$—	$(48,521)	$—
Futures Contracts(2)	(402,351)	(402,351)	—	—
Total	$(450,872)	$(402,351)	$(48,521)	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

64

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.6%
	Brazil - 1.9%
BRL 17,675,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2033	$3,010,306
	Mexico - 1.7%
MXN 53,976,000	Mexico Bonos 8.00%, 02/21/2036	2,843,114
	Total Foreign Government Obligations (cost $5,727,271)	$5,853,420
U.S. GOVERNMENT AGENCIES - 9.3%
	United States - 9.3%
	Federal Home Loan Mortgage Corp. - 3.8%
$ 34,537	4.50%, 09/01/2052	$33,365
1,420,899	4.50%, 01/01/2056	1,369,541
636,670	4.50%, 02/01/2056	612,775
44,425	5.00%, 09/01/2052	43,996
71,273	5.00%, 11/01/2052	70,743
215,976	5.00%, 06/01/2055	212,960
593,432	5.00%, 11/01/2055	584,964
482,162	5.00%, 01/01/2056	476,993
649,209	5.00%, 02/01/2056	639,945
189,712	5.50%, 06/01/2053	193,375
63,976	5.50%, 01/01/2054	64,439
38,613	5.50%, 06/01/2054	38,825
548,613	5.50%, 08/01/2055	555,146
373,819	5.50%, 10/01/2055	379,130
261,620	6.00%, 03/01/2055	269,591
570,381	6.00%, 04/01/2055	586,301
94,355	6.00%, 12/01/2055	97,294
		6,229,383
	Federal National Mortgage Association - 4.3%
15,603	4.50%, 06/01/2052	15,077
308,707	4.50%, 02/01/2055	298,425
774,062	4.50%, 10/01/2055	745,011
462,201	4.50%, 12/01/2055	447,034
155,974	4.50%, 01/01/2056	150,120
138,560	4.50%, 03/01/2056	134,292
30,878	5.00%, 10/01/2052	30,589
264,240	5.00%, 03/01/2053	261,365
84,133	5.00%, 04/01/2053	83,300
102,417	5.00%, 12/01/2053	101,208
365,289	5.00%, 09/01/2054	360,086
567,474	5.00%, 10/01/2054	559,624
185,478	5.00%, 06/01/2055	182,865
188,718	5.00%, 07/01/2055	186,026
527,029	5.00%, 12/01/2055	521,961
610,941	5.00%, 02/01/2056	602,223
177,570	5.50%, 12/01/2053	178,937
363,672	5.50%, 09/01/2054	365,665
329,450	5.50%, 10/01/2054	331,224
246,021	5.50%, 05/01/2055	247,860
560,726	5.50%, 06/01/2055	564,887
365,025	5.50%, 10/01/2055	370,396
304,719	6.00%, 08/01/2055	312,209
		7,050,384
	Government National Mortgage Association - 1.2%
348,789	5.00%, 09/20/2053	347,160
439,139	5.00%, 10/20/2054	435,935
80,893	5.00%, 02/20/2055	80,301
125,142	5.00%, 05/20/2055	124,225
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 9.3% - (continued)
	United States - 9.3% - (continued)
	Government National Mortgage Association - 1.2% - (continued)
$ 403,103	5.50%, 10/20/2054	$406,612
389,302	5.50%, 01/20/2055	392,681
89,587	5.50%, 02/20/2055	90,364
		1,877,278
	Total U.S. Government Agencies (cost $15,206,051)	$15,157,045
U.S. GOVERNMENT SECURITIES - 0.7%
	United States - 0.7%
	U.S. Treasury Inflation-Indexed Bonds - 0.7%
1,299,619	2.38%, 02/15/2056(1)	$1,206,444
	Total U.S. Government Securities (cost $1,210,225)	$1,206,444
COMMON STOCKS - 53.5%
	Australia - 0.9%
304	Anglogold Ashanti PLC	$28,250
2,641	ANZ Group Holdings Ltd.	70,149
3,513	BHP Group Ltd.	139,042
776	CAR Group Ltd.	14,315
160	Cochlear Ltd.	10,887
1,226	Coles Group Ltd.	19,540
1,344	Commonwealth Bank of Australia	169,286
397	CSL Ltd.	35,833
7,185	Glencore PLC*	55,841
1,659	Goodman Group REIT	35,943
421	IREN Ltd.*(2)	19,160
1,265	Lynas Rare Earths Ltd.*	17,946
408	Macquarie Group Ltd.	70,091
5,654	Medibank Pvt Ltd.	19,225
2,449	National Australia Bank Ltd.	70,844
198	Rio Tinto Ltd.	24,253
2,042	Rio Tinto PLC	205,704
2,802	Santos Ltd.	16,143
9,246	South32 Ltd.	27,401
4,927	Stockland REIT	14,449
8,181	Telstra Group Ltd.	31,419
3,360	Transurban Group	34,053
1,199	Wesfarmers Ltd.	63,694
4,675	Westpac Banking Corp.	130,791
1,189	Woodside Energy Group Ltd.	28,426
1,789	Woolworths Group Ltd.	44,422
		1,397,107
	Austria - 0.1%
806	Erste Group Bank AG	89,060
	Belgium - 0.1%
241	Ageas SA	18,886
920	Anheuser-Busch InBev SA	69,516
164	Groupe Bruxelles Lambert NV	15,320
121	KBC Group NV	16,105
92	UCB SA*	25,051
		144,878
	Brazil - 0.4%
2,182	Banco BTG Pactual SA	26,148
829	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	27,890
336	Embraer SA ADR	21,067
The accompanying notes are an integral part of these financial statements.

65

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	Brazil - 0.4% - (continued)
5,710	Itau Unibanco Holding SA ADR	$49,677
88	MercadoLibre, Inc.*	157,751
5,574	NU Holdings Ltd. Class A*	80,712
3,643	Petroleo Brasileiro SA - Petrobras ADR	75,769
4,347	Vale SA ADR	71,117
599	Wheaton Precious Metals Corp.	75,663
1,102	XP, Inc. Class A	21,114
340	Yara International ASA	19,794
		626,702
	Canada - 1.4%
596	Agnico Eagle Mines Ltd.	112,074
836	Alimentation Couche-Tard, Inc.	49,458
614	AltaGas Ltd.	23,012
715	Bank of Montreal(2)	108,875
1,090	Bank of Nova Scotia	84,802
957	Barrick Mining Corp.	37,601
1,313	Brookfield Corp.	59,302
834	CAE, Inc.*	21,796
226	Cameco Corp.	27,782
769	Canadian Imperial Bank of Commerce	85,808
464	Canadian National Railway Co.	52,117
1,789	Canadian Natural Resources Ltd.	85,397
2,076	Canadian Pacific Kansas City Ltd.	180,556
103	Canadian Tire Corp. Ltd. Class A(2)	14,325
87	Celestica, Inc.*	35,718
1,285	Cenovus Energy, Inc.	37,594
41	Constellation Software, Inc.	74,671
235	Descartes Systems Group, Inc.*	16,956
145	Dollarama, Inc.	18,531
1,565	Enbridge, Inc.(2)	86,802
10	Fairfax Financial Holdings Ltd.	17,305
1,003	Fortis, Inc.	57,359
67	Franco-Nevada Corp.	15,457
388	Gildan Activewear, Inc.	24,080
191	iA Financial Corp., Inc.	24,582
627	Keyera Corp.	24,224
1,287	Kinross Gold Corp.	38,989
429	Loblaw Cos. Ltd.	19,777
1,837	Manulife Financial Corp.	72,230
214	National Bank of Canada	32,303
292	Nutrien Ltd.	22,195
527	Open Text Corp.(2)	11,946
1,082	Pembina Pipeline Corp.	50,366
614	Rogers Communications, Inc. Class B	22,352
820	Royal Bank of Canada	147,484
1,698	Shopify, Inc. Class A*	205,907
537	Sun Life Financial, Inc.	38,691
1,034	Suncor Energy, Inc.	70,854
865	TC Energy Corp.	58,000
212	TFI International, Inc.	30,334
948	Toronto-Dominion Bank	102,125
2,528	Whitecap Resources, Inc.	29,833
		2,329,570
	Chile - 0.0%
970	Antofagasta PLC	47,043
	China - 1.4%
26,000	Agricultural Bank of China Ltd. Class H	20,283
1,000	Akeso, Inc.*(3)	17,542
14,600	Alibaba Group Holding Ltd.	240,623
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	China - 1.4% - (continued)
1,400	ANTA Sports Products Ltd.	$14,666
2,900	Baidu, Inc. Class A*	45,794
67,000	Bank of China Ltd. Class H	43,507
4,000	BOC Hong Kong Holdings Ltd.	23,009
8,400	BYD Co. Ltd. Class H	111,738
22,000	CGN Power Co. Ltd. Class H(3)	9,802
66,000	China Construction Bank Corp. Class H	74,501
5,500	China Hongqiao Group Ltd.	23,282
6,000	China Life Insurance Co. Ltd. Class H	22,134
6,000	China Mengniu Dairy Co. Ltd.	13,362
5,500	China Merchants Bank Co. Ltd. Class H	33,289
34,000	China Petroleum & Chemical Corp. Class H	20,087
6,500	China Resources Land Ltd.	27,310
2,400	Contemporary Amperex Technology Co. Ltd. Class A	154,059
200	Contemporary Amperex Technology Co. Ltd. Class H(2)	15,807
2,200	ENN Energy Holdings Ltd.	17,246
7,000	Geely Automobile Holdings Ltd.	20,466
52,000	Industrial & Commercial Bank of China Ltd. Class H	46,849
1,500	Innovent Biologics, Inc.*(3)	17,516
3,600	JD.com, Inc. Class A	54,540
1,700	Kuaishou Technology(3)	9,464
16,000	Lenovo Group Ltd.	24,060
1,500	Li Auto, Inc. Class A*(2)	13,200
4,400	Meituan Class B*(3)	47,340
1,500	NetEase, Inc.	35,114
3,700	New Oriental Education & Technology Group, Inc.	20,189
2,800	Nongfu Spring Co. Ltd. Class H(3)	16,933
568	PDD Holdings, Inc. ADR*	56,732
18,000	PetroChina Co. Ltd. Class H	27,765
8,000	PICC Property & Casualty Co. Ltd. Class H	14,451
5,500	Ping An Insurance Group Co. of China Ltd. Class H	44,705
600	Pop Mart International Group Ltd.(2)(3)	12,212
1,064	Prosus NV*	51,511
10,600	Shenzhen Inovance Technology Co. Ltd. Class A	106,847
27,000	Sino Biopharmaceutical Ltd.	18,794
7,800	Tencent Holdings Ltd.	473,711
4,767	Tencent Music Entertainment Group ADR	43,713
400	Trip.com Group Ltd.*	21,600
5,000	Weichai Power Co. Ltd. Class H	24,854
5,500	Wuxi Biologics Cayman, Inc.*(3)	23,500
14,800	Xiaomi Corp. Class B*(3)	55,533
1,400	XPeng, Inc. Class A*	11,190
6,300	Yangzijiang Shipbuilding Holdings Ltd.	21,486
879	Yum China Holdings, Inc.	42,588
6,000	Zijin Mining Group Co. Ltd. Class H	27,864
		2,312,768
	Denmark - 0.1%
621	Danske Bank AS	31,925
200	DSV AS	49,188
2,137	Novo Nordisk AS Class B	90,899
774	Orsted AS*(3)	20,699
The accompanying notes are an integral part of these financial statements.

66

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	Denmark - 0.1% - (continued)
658	Tryg AS	$15,811
775	Vestas Wind Systems AS	23,831
		232,353
	Finland - 0.1%
389	Elisa OYJ	18,893
746	Kesko OYJ Class B	18,351
478	Kone OYJ Class B	30,407
5,039	Nokia OYJ	64,028
299	Orion OYJ Class B	24,156
1,514	Sampo OYJ Class A	15,732
1,083	UPM-Kymmene OYJ	32,450
		204,017
	France - 0.9%
474	Air Liquide SA	101,977
808	Airbus SE	166,577
1,679	AXA SA(2)	80,937
848	BNP Paribas SA	89,058
235	Capgemini SE	28,580
1,172	Carrefour SA	23,315
396	Cie de Saint-Gobain SA	36,281
630	Danone SA	49,359
141	Eiffage SA	22,733
826	Engie SA(2)	27,227
281	EssilorLuxottica SA	59,479
826	Getlink SE	18,487
24	Hermes International SCA	45,914
98	Kering SA	26,961
746	Legrand SA	133,656
213	L'Oreal SA	91,737
146	LVMH Moet Hennessy Louis Vuitton SE	77,995
1,394	Orange SA	29,026
285	Pernod Ricard SA	21,187
325	Safran SA	104,362
286	Societe Generale SA	23,023
1,290	TotalEnergies SE	119,936
167	Unibail-Rodamco-Westfield REIT*	20,275
577	Vinci SA	87,255
		1,485,337
	Germany - 0.9%
158	adidas AG	27,343
262	Allianz SE	119,664
1,059	BASF SE	67,921
956	Bayer AG	42,865
151	Beiersdorf AG	12,518
650	Commerzbank AG	26,867
1,566	Deutsche Bank AG	48,654
66	Deutsche Boerse AG	20,249
950	Deutsche Post AG	56,253
2,571	Deutsche Telekom AG	83,045
953	E.ON SE	21,128
500	Fresenius SE & Co. KGaA	24,215
345	GEA Group AG	23,592
156	Heidelberg Materials AG	34,420
795	Infineon Technologies AG	53,468
947	Mercedes-Benz Group AG	55,201
39	MTU Aero Engines AG	13,375
124	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	74,173
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	Germany - 0.9% - (continued)
32	Rheinmetall AG	$51,034
355	RWE AG	25,848
937	SAP SE	157,316
205	Scout24 SE(3)	17,069
887	Siemens AG	263,582
594	Siemens Energy AG	125,881
518	Vonovia SE	13,957
		1,459,638
	Greece - 0.0%
380	Allwyn AG	5,427
4,516	Alpha Bank SA	18,124
1,116	National Bank of Greece SA	17,686
		41,237
	Hong Kong - 0.4%
24,200	AIA Group Ltd.	265,686
2,500	CK Asset Holdings Ltd.	15,748
3,500	CLP Holdings Ltd.	33,654
123	Futu Holdings Ltd. ADR	19,005
1,400	Hong Kong Exchanges & Clearing Ltd.	74,568
3,700	Link REIT	18,630
4,500	MTR Corp. Ltd.(2)	19,229
3,000	Power Assets Holdings Ltd.	24,792
3,308	Prudential PLC	49,850
1,000	Sun Hung Kai Properties Ltd.	17,507
4,500	Techtronic Industries Co. Ltd.	65,249
		603,918
	Hungary - 0.0%
415	OTP Bank Nyrt	55,664
	India - 0.5%
1,256	Axis Bank Ltd. GDR(4)	83,775
1,216	Dr. Reddy's Laboratories Ltd. ADR	16,586
801	GAIL India Ltd. GDR(4)	8,491
6,943	HDFC Bank Ltd. ADR	176,422
9,240	ICICI Bank Ltd. ADR	245,692
5,354	Infosys Ltd. ADR(2)	66,711
1,388	Larsen & Toubro Ltd. GDR(4)	58,296
2,530	Mahindra & Mahindra Ltd. GDR(4)	82,604
1,940	Reliance Industries Ltd. GDR(3)	117,176
5,563	Wipro Ltd. ADR	11,348
		867,101
	Indonesia - 0.1%
102,700	Bank Central Asia Tbk. PT	34,819
57,500	Bank Mandiri Persero Tbk. PT	14,631
67,600	Bank Rakyat Indonesia Persero Tbk. PT	11,695
109,400	Telkom Indonesia Persero Tbk. PT	17,896
		79,041
	Israel - 0.1%
1,777	Bank Hapoalim BM	47,677
1,164	Bank Leumi Le-Israel BM	29,466
231	Check Point Software Technologies Ltd.*	25,981
39	Nova Ltd.*	19,474
2,135	Teva Pharmaceutical Industries Ltd. ADR*	74,874
95	Tower Semiconductor Ltd.*	19,797
		217,269
	Italy - 0.4%
2,188	Banca Monte dei Paschi di Siena SpA	23,324
1,247	Banco BPM SpA	18,170
The accompanying notes are an integral part of these financial statements.

67

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	Italy - 0.4% - (continued)
3,003	BPER Banca SpA	$44,330
539	Coca-Cola HBC AG Class DI*	31,439
4,571	Enel SpA	53,370
1,419	Eni SpA	40,124
37	Ferrari NV(2)	12,804
1,256	FinecoBank Banca Fineco SpA	31,181
32,837	Intesa Sanpaolo SpA	223,102
306	Leonardo SpA	19,108
123	Prysmian SpA	18,709
1,738	Terna - Rete Elettrica Nazionale	20,905
664	UniCredit SpA	51,316
		587,882
	Japan - 2.8%
600	Advantest Corp.	112,031
1,400	Aeon Co. Ltd.	13,503
600	Ajinomoto Co., Inc.	19,284
2,000	Asahi Kasei Corp.	19,680
1,700	Astellas Pharma, Inc.	24,092
600	Canon, Inc.(2)	15,436
400	Chugai Pharmaceutical Co. Ltd.	21,332
500	Daifuku Co. Ltd.	21,861
2,200	Daiichi Sankyo Co. Ltd.	35,737
100	Daikin Industries Ltd.	14,130
200	Disco Corp.	95,156
900	East Japan Railway Co.	19,646
2,200	ENEOS Holdings, Inc.	18,477
1,000	FANUC Corp.	44,173
300	Fast Retailing Co. Ltd.	141,224
1,800	Fujikura Ltd.	69,449
1,800	Fujitsu Ltd.	36,128
500	Hankyu Hanshin Holdings, Inc.	14,429
6,600	Hitachi Ltd.	209,869
4,700	Honda Motor Co. Ltd.	38,138
900	Hoya Corp.	168,069
2,100	Idemitsu Kosan Co. Ltd.	17,968
1,400	IHI Corp.	25,572
800	Inpex Corp.	20,856
7,500	ITOCHU Corp.	92,948
1,100	Japan Post Bank Co. Ltd.	18,876
900	Japan Tobacco, Inc.	33,529
1,600	JFE Holdings, Inc.(2)	17,572
1,300	Kansai Electric Power Co., Inc.	20,826
1,000	Kao Corp.	37,265
4,600	KDDI Corp.	75,277
200	Keyence Corp.	91,733
100	Kioxia Holdings Corp.*	24,196
1,600	Kirin Holdings Co. Ltd.	25,230
500	Komatsu Ltd.	21,409
100	Lasertec Corp.	27,638
1,500	Marubeni Corp.	58,382
2,400	Mitsubishi Corp.	76,864
3,800	Mitsubishi Electric Corp.	152,498
1,800	Mitsubishi HC Capital, Inc.	16,350
4,700	Mitsubishi Heavy Industries Ltd.	140,276
17,400	Mitsubishi UFJ Financial Group, Inc.	312,553
1,900	Mitsui & Co. Ltd.	71,337
1,600	Mitsui Fudosan Co. Ltd.	17,523
500	Mitsui OSK Lines Ltd.(2)	18,887
1,600	Mizuho Financial Group, Inc.	68,804
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	Japan - 2.8% - (continued)
5,000	MS&AD Insurance Group Holdings, Inc.	$128,570
2,400	Murata Manufacturing Co. Ltd.	79,594
1,100	NEC Corp.	29,260
2,000	NIDEC Corp.	30,808
900	Nintendo Co. Ltd.	44,027
21	Nippon Building Fund, Inc. REIT	17,586
5,100	Nippon Steel Corp.(2)	18,776
500	Nippon Yusen KK	17,969
46,700	NTT, Inc.	45,489
1,300	ORIX Corp.	43,753
500	Osaka Gas Co. Ltd.	17,967
900	Otsuka Holdings Co. Ltd.	65,594
2,300	Panasonic Holdings Corp.	47,048
2,800	Rakuten Group, Inc.*	13,633
2,500	Recruit Holdings Co. Ltd.	115,812
1,000	Renesas Electronics Corp.	20,223
500	Ryohin Keikaku Co. Ltd.	11,552
800	SBI Holdings, Inc.	16,142
3,500	Seven & i Holdings Co. Ltd.	41,829
100	Shimano, Inc.	10,491
1,000	Shin-Etsu Chemical Co. Ltd.	46,042
1,000	Shiseido Co. Ltd.	20,425
200	SMC Corp.	98,348
23,700	SoftBank Corp.	33,357
5,300	SoftBank Group Corp.	181,042
500	Sompo Holdings, Inc.	18,608
5,000	Sony Group Corp.	100,177
500	Sumitomo Corp.	18,591
600	Sumitomo Electric Industries Ltd.	39,501
700	Sumitomo Metal Mining Co. Ltd.	43,038
2,500	Sumitomo Mitsui Financial Group, Inc.	88,273
2,800	Takeda Pharmaceutical Co. Ltd.	93,612
1,400	TDK Corp.	25,598
1,800	Tokio Marine Holdings, Inc.	82,434
300	Tokyo Electron Ltd.	88,405
6,700	Toyota Motor Corp.	128,609
800	West Japan Railway Co.	14,481
		4,572,877
	Luxembourg - 0.0%
507	ArcelorMittal SA	29,434
247	Eurofins Scientific SE(2)	17,170
		46,604
	Macau - 0.0%
3,000	Galaxy Entertainment Group Ltd.	12,799
	Malaysia - 0.1%
9,900	CIMB Group Holdings Bhd.	19,119
1,300	Hong Leong Bank Bhd.	7,286
12,400	Malayan Banking Bhd.	34,629
27,000	Public Bank Bhd.	31,838
3,600	RHB Bank Bhd.	7,379
		100,251
	Mexico - 0.1%
20,421	America Movil SAB de CV	27,133
3,766	Grupo Financiero Banorte SAB de CV Class O	40,893
6,393	Grupo Mexico SAB de CV	69,974
The accompanying notes are an integral part of these financial statements.

68

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	Mexico - 0.1% - (continued)
185	Southern Copper Corp.	$31,763
12,028	Wal-Mart de Mexico SAB de CV	37,918
		207,681
	Netherlands - 0.7%
720	ABN AMRO Bank NV(4)	25,068
26	Adyen NV*(3)	29,340
40	Argenx SE*	31,360
30	ASM International NV	29,348
522	ASML Holding NV	754,575
241	EXOR NV	18,905
2,598	ING Groep NV	75,190
465	Koninklijke Ahold Delhaize NV	21,841
3,716	Koninklijke KPN NV	19,871
183	Nebius Group NV*	25,296
504	NN Group NV	44,117
199	NXP Semiconductors NV	58,424
849	Universal Music Group NV	17,802
260	Wolters Kluwer NV	20,292
		1,171,429
	New Zealand - 0.0%
251	Xero Ltd.*	14,741
	Norway - 0.2%
2,858	DNB Bank ASA	86,550
4,759	Equinor ASA	193,678
1,543	Orkla ASA	19,031
		299,259
	Peru - 0.0%
74	Credicorp Ltd.	23,989
	Portugal - 0.0%
18,773	Banco Comercial Portugues SA Class R	20,066
	Singapore - 0.3%
5,210	DBS Group Holdings Ltd.	240,237
333	Keppel REIT	234
3,000	Keppel Ltd.	25,678
2,100	Oversea-Chinese Banking Corp. Ltd.	36,231
257	Sea Ltd. ADR*	21,814
28,800	Singapore Telecommunications Ltd.	104,308
755	STMicroelectronics NV	41,129
1,700	United Overseas Bank Ltd.	48,414
		518,045
	South Africa - 0.2%
1,744	Absa Group Ltd.(2)	24,453
1,136	Anglo American PLC	56,215
692	Bid Corp. Ltd.	16,933
10,365	FirstRand Ltd.	54,956
528	Gold Fields Ltd.	22,367
1,173	Harmony Gold Mining Co. Ltd.(2)	18,491
695	Naspers Ltd. Class N	37,634
1,032	Remgro Ltd.	12,145
303	Valterra Platinum Ltd.	24,617
		267,811
	South Korea - 1.3%
77	Alteogen, Inc.*	19,444
310	APR Corp.	88,724
140	Celltrion, Inc.*	19,070
382	Doosan Enerbility Co. Ltd.*	33,292
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	South Korea - 1.3% - (continued)
585	Hana Financial Group, Inc.	$50,826
36	Hanwha Aerospace Co. Ltd.	34,393
28	HD Hyundai Electric Co. Ltd.	24,078
75	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	23,485
109	Hyundai Mobis Co. Ltd.	31,525
111	Hyundai Motor Co.	40,233
175	KB Financial Group, Inc.	19,163
1,265	Kia Corp.	130,474
153	Korea Aerospace Industries Ltd.	17,529
3,458	KT Corp. ADR	74,105
230	NAVER Corp.	33,038
90	POSCO Holdings, Inc.	28,386
100	Samsung C&T Corp.	20,430
3,646	Samsung Electronics Co. Ltd.	549,042
96	Samsung Electronics Co. Ltd. GDR(4)	359,424
1,172	Samsung Heavy Industries Co. Ltd.*	25,815
897	Shinhan Financial Group Co. Ltd.	60,914
374	SK Hynix, Inc.	333,521
59	SK Square Co. Ltd.*	34,338
		2,051,249
	Spain - 0.6%
11,177	Banco Bilbao Vizcaya Argentaria SA	246,815
4,470	Banco de Sabadell SA	17,330
9,591	Banco Santander SA(2)	117,032
3,429	CaixaBank SA	43,646
560	Cellnex Telecom SA*(3)	18,851
12,913	Iberdrola SA	302,735
2,161	Industria de Diseno Textil SA(2)	129,337
800	Repsol SA	21,489
		897,235
	Sweden - 0.3%
534	AddTech AB Class B	19,612
493	Assa Abloy AB Class B	18,974
3,201	Atlas Copco AB Class A(2)	61,516
584	Boliden AB(2)	30,698
652	Essity AB Class B	17,266
194	Evolution AB(3)	13,672
423	Industrivarden AB Class C	22,256
2,213	Investor AB Class B	89,816
611	Lifco AB Class B(2)	19,225
307	Saab AB Class B	18,636
441	Sandvik AB(2)	18,551
930	Skandinaviska Enskilda Banken AB Class A	18,407
699	Skanska AB Class B	18,878
1,663	Svenska Cellulosa AB SCA Class B	19,056
606	Swedbank AB Class A	21,422
1,003	Tele2 AB Class B	20,581
3,721	Volvo AB Class B	129,702
		558,268
	Switzerland - 0.6%
1,464	ABB Ltd.	148,068
4	Chocoladefabriken Lindt & Spruengli AG	49,018
1,103	Cie Financiere Richemont SA Class A	211,685
134	Galderma Group AG*	28,112
70	Geberit AG	47,303
17	Givaudan SA	60,623
86	Helvetia Baloise Holding AG*	23,580
209	Logitech International SA	20,631
42	Lonza Group AG	25,822
The accompanying notes are an integral part of these financial statements.

69

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	Switzerland - 0.6% - (continued)
37	Partners Group Holding AG(2)	$40,227
57	Schindler Holding AG	19,928
256	Sika AG*	47,223
16	Swiss Life Holding AG	18,786
529	TE Connectivity PLC	111,968
2,848	UBS Group AG*	126,029
80	Zurich Insurance Group AG	55,778
		1,034,781
	Taiwan - 1.9%
1,000	Accton Technology Corp.	73,236
771	ASE Technology Holding Co. Ltd. ADR(2)	24,217
1,000	Asia Vital Components Co. Ltd.	91,553
1,000	Asustek Computer, Inc.	18,528
8,000	Cathay Financial Holding Co. Ltd.	19,529
777	Chunghwa Telecom Co. Ltd. ADR	33,675
15,000	CTBC Financial Holding Co. Ltd.	24,810
2,000	Delta Electronics, Inc.	140,251
16,000	E.Sun Financial Holding Co. Ltd.	16,084
19,000	First Financial Holding Co. Ltd.	17,354
7,175	Fubon Financial Holding Co. Ltd.	20,449
5,897	Hon Hai Precision Industry Co. Ltd. GDR(4)	83,089
30,000	KGI Financial Holding Co. Ltd.	20,446
4,000	Lite-On Technology Corp.	21,447
1,000	MediaTek, Inc.	83,482
3,000	Quanta Computer, Inc.	29,913
23,000	SinoPac Financial Holdings Co. Ltd.	22,537
15,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,041,328
2,879	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,140,257
39,000	TS Financial Holding Co. Ltd.	29,418
7,000	Uni-President Enterprises Corp.	15,333
4,714	United Microelectronics Corp. ADR	61,565
5,000	Wistron Corp.	22,021
2,000	Yageo Corp.	20,391
		3,070,913
	Thailand - 0.0%
1,900	Advanced Info Service PCL NVDR	19,844
8,800	Airports of Thailand PCL NVDR	13,910
13,400	CP ALL PCL NVDR	17,919
17,600	PTT PCL NVDR	19,032
		70,705
	Turkey - 0.0%
2,166	Aselsan Elektronik Sanayi Ve Ticaret AS	20,170
1,186	BIM Birlesik Magazalar AS	19,484
		39,654
	United Kingdom - 1.7%
313	3i Group PLC	10,885
2,081	AstraZeneca PLC	394,812
1,791	Autotrader Group PLC(3)	12,048
7,444	BAE Systems PLC	207,044
9,872	Barclays PLC	58,027
1,344	British American Tobacco PLC	79,155
5,500	CK Hutchison Holdings Ltd.	45,926
194	Coca-Cola Europacific Partners PLC	18,347
2,279	Compass Group PLC	64,398
1,252	Diageo PLC	25,315
6,850	GSK PLC	179,590
28,665	HSBC Holdings PLC	524,672
1,009	Imperial Brands PLC	38,335
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	United Kingdom - 1.7% - (continued)
323	Intertek Group PLC	$20,807
50,578	Lloyds Banking Group PLC	68,751
924	London Stock Exchange Group PLC	119,895
4,222	Marks & Spencer Group PLC	18,964
4,046	National Grid PLC	72,426
5,080	NatWest Group PLC	40,517
105	Next PLC	18,531
1,204	Pearson PLC	17,767
624	Reckitt Benckiser Group PLC	39,704
1,983	RELX PLC	72,313
6,700	Rolls-Royce Holdings PLC	107,813
556	Severn Trent PLC	24,716
1,118	SSE PLC	40,029
6,407	Standard Chartered PLC	163,153
23,207	Tesco PLC	152,226
1,593	Unilever PLC	92,896
30,148	Vodafone Group PLC	47,970
1,405	Wise PLC Class A*	20,093
		2,797,125
	United States - 34.9%
494	3M Co.	72,381
1,044	Abbott Laboratories	94,785
1,203	AbbVie, Inc.	254,218
429	Accenture PLC Class A	76,667
258	Adobe, Inc.*	63,494
1,629	Advanced Micro Devices, Inc.*	577,464
693	Aflac, Inc.	78,773
321	Agilent Technologies, Inc.	37,092
193	Air Products & Chemicals, Inc.	57,910
435	Airbnb, Inc. Class A*	61,057
994	Alcon AG	74,204
214	Allstate Corp.	46,494
79	Alnylam Pharmaceuticals, Inc.*	24,450
7,468	Alphabet, Inc. Class A	2,873,686
3,302	Alphabet, Inc. Class C	1,261,166
985	Altria Group, Inc.	71,560
9,077	Amazon.com, Inc.*	2,405,950
631	Amcor PLC	24,003
172	Ameren Corp.	19,548
358	American Electric Power Co., Inc.	49,085
900	American Express Co.	290,745
588	American International Group, Inc.	43,982
286	American Tower Corp. REIT	52,255
293	American Water Works Co., Inc.	37,627
183	Ameriprise Financial, Inc.	86,887
431	AMETEK, Inc.	101,501
366	Amgen, Inc.	126,728
870	Amphenol Corp. Class A	128,125
325	Analog Devices, Inc.	130,735
133	Aon PLC Class A	41,449
416	Apollo Global Management, Inc.	53,548
12,278	Apple, Inc.	3,331,635
525	Applied Materials, Inc.	207,107
166	AppLovin Corp. Class A*	74,094
355	Aptiv PLC*	21,392
633	Archer-Daniels-Midland Co.	47,184
1,909	Arista Networks, Inc.*	329,703
266	Arthur J Gallagher & Co.	54,902
225	AST SpaceMobile, Inc.*(2)	16,628
4,459	AT&T, Inc.	116,514
326	Atmos Energy Corp.	61,933
The accompanying notes are an integral part of these financial statements.

70

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	United States - 34.9% - (continued)
216	Autodesk, Inc.*	$51,192
351	Automatic Data Processing, Inc.	74,391
16	AutoZone, Inc.*	59,264
43	Axon Enterprise, Inc.*	17,276
1,879	Baker Hughes Co.	130,910
265	Ball Corp.	16,186
4,019	Bank of America Corp.	214,856
305	Bank of New York Mellon Corp.	40,983
214	Becton Dickinson & Co.	31,895
700	BeOne Medicines Ltd. Class H*	15,889
902	Berkshire Hathaway, Inc. Class B*	427,187
87	Biogen, Inc.*	16,467
229	Blackrock, Inc.	244,022
587	Blackstone, Inc.	73,715
565	Block, Inc.*	39,838
196	Bloom Energy Corp. Class A*	55,539
606	Boeing Co.*	138,792
1,325	Booking Holdings, Inc.	223,077
1,770	Boston Scientific Corp.*	101,970
9,897	BP PLC	78,343
2,992	Bristol-Myers Squibb Co.	181,285
4,700	Broadcom, Inc.	1,961,921
180	Brown & Brown, Inc.	10,827
470	Cadence Design Systems, Inc.*	154,907
514	Capital One Financial Corp.	98,328
117	Cardinal Health, Inc.	22,567
587	Carnival Corp.	15,561
969	Carrier Global Corp.	65,088
152	Carvana Co.*	60,162
27	Casey's General Stores, Inc.	22,198
349	Caterpillar, Inc.	310,648
228	CBRE Group, Inc. Class A*	32,542
103	Cencora, Inc.	31,725
839	Centene Corp.*	45,046
1,254	CenterPoint Energy, Inc.	54,737
1,196	Charles Schwab Corp.	109,601
113	Charter Communications, Inc. Class A*	18,664
159	Cheniere Energy, Inc.	43,717
1,233	Chevron Corp.	238,351
985	Chipotle Mexican Grill, Inc.*	33,480
782	Chubb Ltd.	255,714
187	Church & Dwight Co., Inc.	18,150
113	Ciena Corp.*	59,617
282	Cigna Group	81,944
402	Cintas Corp.	70,233
2,752	Cisco Systems, Inc.	251,808
1,367	Citigroup, Inc.	174,949
258	Cloudflare, Inc. Class A*	52,882
303	CME Group, Inc.	87,209
240	CMS Energy Corp.	18,418
4,790	Coca-Cola Co.	377,260
942	Coeur Mining, Inc.*	16,928
583	Cognizant Technology Solutions Corp. Class A	30,841
144	Coherent Corp.*	46,038
107	Coinbase Global, Inc. Class A*	20,091
577	Colgate-Palmolive Co.	49,253
3,154	Comcast Corp. Class A	85,284
28	Comfort Systems USA, Inc.	51,527
1,941	ConocoPhillips	244,139
285	Consolidated Edison, Inc.	31,775
251	Constellation Energy Corp.	78,563
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	United States - 34.9% - (continued)
263	Copart, Inc.*	$8,708
612	Corning, Inc.	100,515
453	Corteva, Inc.	36,698
486	CoStar Group, Inc.*	16,820
297	Costco Wholesale Corp.	301,315
3,736	Coterra Energy, Inc.	134,160
135	Credo Technology Group Holding Ltd.*	23,491
488	CRH PLC	57,789
215	Crowdstrike Holdings, Inc. Class A*	95,836
583	Crown Castle, Inc. REIT	51,759
1,916	CSX Corp.	87,044
92	Cummins, Inc.	61,733
983	CVS Health Corp.	81,874
386	Danaher Corp.	69,075
240	Darden Restaurants, Inc.	48,134
229	Datadog, Inc. Class A*	30,272
257	Deere & Co.	151,597
132	Dell Technologies, Inc. Class C	27,581
278	Delta Air Lines, Inc.	18,901
850	Devon Energy Corp.	43,665
477	Dexcom, Inc.*	28,405
255	Digital Realty Trust, Inc. REIT	51,240
318	Dollar General Corp.	36,850
247	Dollar Tree, Inc.*	23,986
686	Dominion Energy, Inc.	44,247
253	DoorDash, Inc. Class A*	42,668
242	Dow, Inc.	9,799
292	DR Horton, Inc.	44,927
363	DraftKings, Inc. Class A*	8,465
644	Duke Energy Corp.	83,430
496	DuPont de Nemours, Inc.	22,647
646	Eaton Corp. PLC	279,724
421	eBay, Inc.	43,565
611	Ecolab, Inc.	159,227
523	Edwards Lifesciences Corp.*	43,671
175	Electronic Arts, Inc.	35,415
194	Elevance Health, Inc.	73,025
657	Eli Lilly & Co.	614,032
28	EMCOR Group, Inc.	24,967
885	Emerson Electric Co.	124,289
193	Entergy Corp.	22,757
491	EOG Resources, Inc.	69,020
410	EQT Corp.	24,633
90	Equinix, Inc. REIT	97,455
132	Essex Property Trust, Inc. REIT	34,744
848	Estee Lauder Cos., Inc. Class A	65,050
472	Evergy, Inc.	39,100
245	Everpure, Inc. Class A*	17,505
986	Exelon Corp.	45,346
346	Expand Energy Corp.	35,344
87	Expedia Group, Inc.	21,608
1,279	Experian PLC	46,797
2,706	Exxon Mobil Corp.	417,617
13	Fair Isaac Corp.*	13,325
346	Fastenal Co.	15,546
245	FedEx Corp.	98,811
162	Ferguson Enterprises, Inc.	43,369
491	Ferrovial SE	33,718
883	Fidelity National Information Services, Inc.	41,086
397	FirstEnergy Corp.	18,865
443	Fiserv, Inc.*	27,754
226	Flex Ltd.*	20,690
The accompanying notes are an integral part of these financial statements.

71

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	United States - 34.9% - (continued)
257	Flutter Entertainment PLC*	$27,738
5,525	Ford Motor Co.	66,742
750	Fortinet, Inc.*	63,233
315	Fox Corp. Class A	19,999
2,222	Freeport-McMoRan, Inc.	128,387
74	FTAI Aviation Ltd.	18,476
105	Garmin Ltd.	26,370
335	GE HealthCare Technologies, Inc.	20,381
310	GE Vernova, Inc.	335,873
218	General Dynamics Corp.	75,057
1,125	General Electric Co.	326,171
793	General Mills, Inc.	28,001
721	General Motors Co.	55,438
758	Gilead Sciences, Inc.	99,177
310	Global Payments, Inc.	22,308
217	Goldman Sachs Group, Inc.	200,458
25,160	Haleon PLC	116,186
1,207	Halliburton Co.	51,056
271	HCA Healthcare, Inc.	117,736
120	Hershey Co.	22,289
706	Hewlett Packard Enterprise Co.	20,312
204	Hilton Worldwide Holdings, Inc.	66,110
209	Holcim AG*	19,422
631	Home Depot, Inc.	207,473
424	Honeywell International, Inc.	90,876
662	Howmet Aerospace, Inc.	160,892
1,459	HP, Inc.	30,435
122	Humana, Inc.	28,846
100	IDEXX Laboratories, Inc.*	56,080
239	Illinois Tool Works, Inc.	61,664
269	Illumina, Inc.*	34,093
192	Ingersoll Rand, Inc.	15,333
174	Insmed, Inc.*	23,721
3,119	Intel Corp.*	294,683
240	Interactive Brokers Group, Inc. Class A	19,080
543	Intercontinental Exchange, Inc.	85,843
588	International Business Machines Corp.	135,816
487	International Flavors & Fragrances, Inc.	34,187
355	International Paper Co.	10,799
317	Intuit, Inc.	123,155
419	Intuitive Surgical, Inc.*	191,739
1,195	Invitation Homes, Inc. REIT	34,380
181	IQVIA Holdings, Inc.*	28,665
125	Jabil, Inc.	42,186
1,943	Johnson & Johnson	446,599
515	Johnson Controls International PLC	75,205
3,050	JP Morgan Chase & Co.	955,352
1,345	Kenvue, Inc.	23,578
761	Keurig Dr. Pepper, Inc.	22,373
161	Keysight Technologies, Inc.*	56,336
351	Kimberly-Clark Corp.	34,549
1,604	Kinder Morgan, Inc.	52,723
282	KKR & Co., Inc.	29,424
98	KLA Corp.	171,534
251	Kroger Co.	17,086
141	L3Harris Technologies, Inc.	45,198
928	Lam Research Corp.	239,294
275	Lennar Corp. Class A	24,833
278	Linde PLC	139,317
136	Live Nation Entertainment, Inc.*	21,480
117	Lockheed Martin Corp.	60,603
180	Loews Corp.	20,270
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	United States - 34.9% - (continued)
437	Lowe's Cos., Inc.	$104,351
114	Lululemon Athletica, Inc.*	15,698
161	Lumentum Holdings, Inc.*	145,274
561	LyondellBasell Industries NV Class A	41,851
293	Marathon Petroleum Corp.	72,749
121	Marriott International, Inc. Class A	43,764
288	Marsh & McLennan Cos., Inc.	48,300
124	Martin Marietta Materials, Inc.	76,765
478	Marvell Technology, Inc.	78,942
553	Mastercard, Inc. Class A	278,115
498	McDonald's Corp.	146,208
111	McKesson Corp.	90,487
1,749	Medtronic PLC	141,617
1,795	Merck & Co., Inc.	195,978
2,202	Meta Platforms, Inc. Class A	1,347,426
440	MetLife, Inc.	35,244
575	Microchip Technology, Inc.	53,423
763	Micron Technology, Inc.	394,593
6,509	Microsoft Corp.	2,654,240
1,242	Mondelez International, Inc. Class A	76,308
61	MongoDB, Inc.*	15,301
27	Monolithic Power Systems, Inc.	43,589
2,459	Monster Beverage Corp.*	189,515
424	Moody's Corp.	195,824
2,210	Morgan Stanley	421,204
235	Motorola Solutions, Inc.	103,172
86	MSCI, Inc.	50,861
1,303	Nasdaq, Inc.	119,759
118	Natera, Inc.*	24,327
1,651	Nestle SA	167,147
4,341	Netflix, Inc.*	406,361
694	Newmont Corp.	77,096
774	News Corp. Class A	20,372
3,599	NextEra Energy, Inc.	352,270
817	NIKE, Inc. Class B	36,242
255	Norfolk Southern Corp.	80,537
105	Northrop Grumman Corp.	60,845
2,187	Novartis AG	323,216
118	NRG Energy, Inc.	18,358
260	Nucor Corp.	58,575
21,904	NVIDIA Corp.	4,371,381
726	Occidental Petroleum Corp.	43,981
311	Okta, Inc.*	22,905
98	Old Dominion Freight Line, Inc.	20,818
463	Omnicom Group, Inc.	35,521
896	ONEOK, Inc.	82,844
1,188	Oracle Corp.	191,731
1,699	O'Reilly Automotive, Inc.*	168,881
642	Otis Worldwide Corp.	49,999
456	PACCAR, Inc.	54,173
1,629	Palantir Technologies, Inc. Class A*	226,610
511	Palo Alto Networks, Inc.*	91,633
294	Parker-Hannifin Corp.	267,369
373	Paychex, Inc.	34,551
649	PayPal Holdings, Inc.	32,541
1,005	PepsiCo, Inc.	159,282
3,459	Pfizer, Inc.	92,355
977	PG&E Corp.	16,238
923	Philip Morris International, Inc.	152,360
419	Phillips 66	75,064
283	PNC Financial Services Group, Inc.	63,109
348	PPG Industries, Inc.	37,758
The accompanying notes are an integral part of these financial statements.

72

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	United States - 34.9% - (continued)
2,432	Procter & Gamble Co.	$357,723
466	Progressive Corp.	93,796
708	Prologis, Inc. REIT	100,550
305	Prudential Financial, Inc.	29,924
686	Public Service Enterprise Group, Inc.	56,019
192	Public Storage REIT	58,070
248	Qnity Electronics, Inc.	34,884
831	QUALCOMM, Inc.	149,231
94	Quanta Services, Inc.	68,410
427	Realty Income Corp. REIT	27,430
79	Reddit, Inc. Class A*	11,631
71	Regeneron Pharmaceuticals, Inc.	50,201
74	Republic Services, Inc.	15,482
233	ResMed, Inc.	49,818
136	Revolution Medicines, Inc.*	19,600
494	Robinhood Markets, Inc. Class A*	36,008
341	ROBLOX Corp. Class A*	18,844
774	Roche Holding AG	315,405
359	Rocket Lab Corp.*	29,621
66	Rockwell Automation, Inc.	26,988
611	Roku, Inc.*	71,218
154	Roper Technologies, Inc.	54,641
371	Ross Stores, Inc.	84,510
169	Royal Caribbean Cruises Ltd.	44,575
838	Royalty Pharma PLC Class A	41,975
1,792	RTX Corp.	315,517
204	S&P Global, Inc.	87,971
641	Salesforce, Inc.	113,156
692	Sanofi SA	64,755
179	SBA Communications Corp. REIT	39,595
736	Schneider Electric SE	234,202
155	Seagate Technology Holdings PLC	104,414
644	Sempra	61,257
745	ServiceNow, Inc.*	65,791
926	SharkNinja, Inc.*	106,981
7,289	Shell PLC	330,157
356	Sherwin-Williams Co.	114,493
340	Simon Property Group, Inc. REIT	69,261
1,161	SLB Ltd.	66,038
583	Snowflake, Inc.*	79,562
675	SoFi Technologies, Inc.*	10,868
136	Solventum Corp.*	9,161
732	Southern Co.	70,784
223	Spotify Technology SA*	99,581
904	Starbucks Corp.	95,218
3,247	Stellantis NV*	23,826
177	Strategy, Inc.*	29,285
431	Stryker Corp.	135,821
390	Super Micro Computer, Inc.*	10,686
138	Swiss Re AG	22,230
150	Synopsys, Inc.*	72,390
385	Sysco Corp.	28,763
380	T. Rowe Price Group, Inc.	39,094
75	Take-Two Interactive Software, Inc.*	16,032
754	Tapestry, Inc.	109,360
212	Targa Resources Corp.	55,137
386	Target Corp.	50,084
96	Teledyne Technologies, Inc.*	62,002
124	Teradyne, Inc.	42,590
1,929	Tesla, Inc.*	736,164
526	Texas Instruments, Inc.	147,848
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	United States - 34.9% - (continued)
453	Thermo Fisher Scientific, Inc.	$216,969
1,694	TJX Cos., Inc.	265,535
407	T-Mobile U.S., Inc.	79,569
547	Trade Desk, Inc. Class A*	12,904
164	Trane Technologies PLC	80,777
56	TransDigm Group, Inc.	64,959
78	Travelers Cos., Inc.	23,801
490	Trimble, Inc.*	32,987
372	Truist Financial Corp.	19,158
1,497	U.S. Bancorp	84,820
2,220	Uber Technologies, Inc.*	165,634
373	Union Pacific Corp.	100,516
528	United Parcel Service, Inc. Class B	57,446
36	United Rentals, Inc.	34,554
843	UnitedHealth Group, Inc.	312,315
290	Valero Energy Corp.	73,248
229	Veeva Systems, Inc. Class A*	35,717
479	Ventas, Inc. REIT	42,085
174	VeriSign, Inc.	46,747
151	Verisk Analytics, Inc.	27,858
2,677	Verizon Communications, Inc.	128,576
118	Versigent PLC*	4,126
197	Vertex Pharmaceuticals, Inc.*	84,194
1,002	Vertiv Holdings Co. Class A	329,147
517	VICI Properties, Inc. REIT	15,096
2,001	Visa, Inc. Class A	660,010
218	Vistra Corp.	34,409
539	Vulcan Materials Co.	162,638
243	W.R. Berkley Corp.	16,240
2,845	Walmart, Inc.	375,341
1,043	Walt Disney Co.	108,211
1,901	Warner Bros Discovery, Inc.*	51,422
472	Waste Connections, Inc.	77,748
345	Waste Management, Inc.	80,230
28	Waters Corp.*	8,658
471	WEC Energy Group, Inc.	55,550
2,127	Wells Fargo & Co.	174,903
387	Welltower, Inc. REIT	84,111
271	Western Digital Corp.	117,755
82	Westinghouse Air Brake Technologies Corp.	22,131
1,157	Williams Cos., Inc.	88,291
284	Workday, Inc. Class A*	34,762
262	WP Carey, Inc. REIT	19,108
15	WW Grainger, Inc.	17,420
689	Xcel Energy, Inc.	57,153
349	Yum! Brands, Inc.	55,718
418	Zoetis, Inc.	48,057
242	Zoom Communications, Inc.*	23,510
80	Zscaler, Inc.*	10,454
		57,194,941
	Total Common Stocks (cost $63,409,418)	$87,751,008
EXCHANGE-TRADED FUNDS - 20.4%
	Other Investment Pools & Funds - 20.4%
21,035	Global X Defense Tech ETF	$1,434,797
159,520	iShares iBoxx USD High Yield Corporate Bond ETF(2)	12,822,218
87,082	iShares iBoxx USD Investment Grade Corporate Bond ETF	9,478,876
17,357	iShares MSCI South Korea ETF(2)	2,790,311
The accompanying notes are an integral part of these financial statements.

73

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 20.4% - (continued)
	Other Investment Pools & Funds - 20.4% - (continued)
54,790	SPDR Gold MiniShares Trust*		$5,006,162
19,803	State Street SPDR Bloomberg High Yield Bond ETF		1,917,525
	Total Exchange-Traded Funds (cost $31,330,060)		$33,449,889
PREFERRED STOCKS - 0.0%
	Brazil - 0.0%
12,089	Itausa SA (Preference Shares)(5)		$33,983
	Germany - 0.0%
216	Henkel AG & Co. KGaA (Preference Shares)(5)		15,718
	Total Preferred Stocks (cost $36,117)		$49,701
	Total Long-Term Investments (cost $116,919,142)		$143,467,507
SHORT-TERM INVESTMENTS - 12.6%
	Securities Lending Collateral - 4.3%
7,159,364	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(6)		$7,159,364
	U.S. Treasury Securities - 8.3%
	U.S. Treasury Bills - 8.3%
$ 3,900,000	3.54%, 06/11/2026(7)		3,884,121
8,130,000	3.55%, 08/20/2026(7)		8,039,970
1,670,000	3.63%, 08/18/2026(7)		1,651,749
			13,575,840
	Total Short-Term Investments (cost $20,736,621)		$20,735,204
	Total Investments (cost $137,655,763)	100.1%	$164,202,711
	Other Assets and Liabilities	(0.1)%	(220,430)
	Net Assets	100.0%	$163,982,281
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Schroders Cayman Diversified Opportunities Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2026, the Fund invested 4.1% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$438,697, representing 0.3% of net assets.

(4)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the aggregate value of these securities was $700,747, representing 0.4% of net assets.

(5)	Currently no rate available.
(6)	Current yield as of period end.
(7)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-mini Technology Select Sector Future	11	06/18/2026	$3,553,330	$112,206
Euro-BTP Italian Bond Future	23	06/08/2026	3,157,212	(31,064)
MSCI Emerging Markets Index Future	30	06/19/2026	2,451,300	87,224
NASDAQ 100 (E-Mini) Future	6	06/18/2026	3,311,520	72,780
The accompanying notes are an integral part of these financial statements.

74

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Futures Contracts Outstanding at April 30, 2026 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
S&P 500 (E-Mini) Future	1	06/18/2026	$362,187	$36,994
TOPIX Future	7	06/11/2026	1,674,044	(649)
U.S. Treasury 10-Year Ultra Future	48	06/18/2026	5,417,250	(25,593)
Total futures contracts				$251,898

OTC Total Return Swap Contracts Outstanding at April 30, 2026
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Bloomberg Commodity Index 3 Month Forward	GSC	USD	4,380	(0.11% )	07/31/2026	Monthly	$—	$—	$7,099	$7,099
Total OTC total return swap contracts							$—	$—	$7,099	$7,099

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.S46.V1	USD	6,964,198	(1.00%)	06/20/2031	Quarterly	$—	$(118,048)	$(154,054)	$(36,006)
Total centrally cleared credit default swap contracts						$—	$(118,048)	$(154,054)	$(36,006)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
6,785,000	AUD	4,857,799	USD	MSC	05/26/2026	$24,734
115,000	NZD	68,119	USD	UBS	05/26/2026	(121)
1,099,075	USD	1,535,000	AUD	BCLY	05/26/2026	(5,522)
2,271,151	USD	3,097,000	CAD	BCLY	05/26/2026	(11,387)
1,650,717	USD	1,283,000	CHF	MSC	05/26/2026	3,917
134,203	USD	852,000	DKK	MSC	05/26/2026	188
6,899,371	USD	5,864,000	EUR	GSC	05/26/2026	8,416
3,172,018	USD	2,348,000	GBP	HSBC	05/26/2026	(22,933)
2,976,836	USD	23,286,000	HKD	GSC	05/26/2026	689
3,903,182	USD	620,098,000	JPY	GSC	05/26/2026	(66,965)
541,072	USD	4,945,000	SEK	MSC	05/26/2026	4,716
305,526	USD	388,000	SGD	UBS	05/26/2026	108
Total foreign currency contracts						$(64,160)
The accompanying notes are an integral part of these financial statements.

75

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Foreign Government Obligations	$5,853,420	$—	$5,853,420	$—
U.S. Government Agencies	15,157,045	—	15,157,045	—
U.S. Government Securities	1,206,444	—	1,206,444	—
Common Stocks	87,751,008	62,428,332	25,322,676	—
Exchange-Traded Funds	33,449,889	33,449,889	—	—
Preferred Stocks	49,701	33,983	15,718	—
Short-Term Investments	20,735,204	7,159,364	13,575,840	—
Foreign Currency Contracts(2)	42,768	—	42,768	—
Futures Contracts(2)	309,204	309,204	—	—
Swaps- Total Return(2)	7,099	—	7,099	—
Total	$164,561,782	$103,380,772	$61,181,010	$—
Liabilities
Foreign Currency Contracts(2)	$(106,928)	$—	$(106,928)	$—
Futures Contracts(2)	(57,306)	(57,306)	—	—
Swaps - Credit Default(2)	(36,006)	—	(36,006)	—
Total	$(200,240)	$(57,306)	$(142,934)	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

76

Hartford Multi-Strategy Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CAG	Credit Agricole CIB
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NOM	Nomura International
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International
WFB	Wells Fargo Bank NA
Currency Abbreviations:
ARS	Argentine Peso
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
DOP	Dominican Republic Peso
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysia Ringgit
NGN	Nigeria Naira
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
PYG	Paraguay Guarani
RON	Romania New Leu
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
CAC	Cotation Assistee en Continu
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CMT	Constant Maturity Treasury Index
DAX	Deutscher Aktien Index
FTSE	Financial Times and Stock Exchange
IBEX	Spanish Stock Index
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
ICE	Intercontinental Exchange, Inc.
ITRAXX-EUR	Markit iTraxx - Europe
ITRAXX-XOVER	iTraxx Europe Crossover
MIB	Milano Italia Borsa
NASDAQ	National Association of Securities Dealers Automated Quotations
OMXS30	OMX Stockholm 30 Index
S&P	Standard & Poor's
SGX	Singapore Exchange
SPI	Share Price Index
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
Municipal Abbreviations:
Auth	Authority
COP	Certificate of Participation
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
ASA	Allmennaksjeselskap
Bhd	Berhad
BIBOR	Bangkok Interbank Offered Rate
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CLICP	Sinacofi Chile Interbank Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CPIBR	Consumer price index Brazil
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
GmbH	Gesellschaft mit beschränkter Haftung
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
KGaA	Kommanditgesellschaft Auf Aktien
LME	London Metal Exchange
MIBOR	Mumbai Inter-Bank Offered Rate
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PLTRCI	Polish Short-Term Rate - Compound Index
PRIBOR	Prague Interbank Offered Rate
PT	Perseroan Terbatas
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor's Depositary Receipt
ST APPROP	State Appropriation
TBA	To Be Announced
Tbk	Terbuka
THOR	Thai Overnight Repurchase Rate
TIIE	Interbank Equilibrium Interest Rate
TLREF	Turkish Lira Overnight Reference Rate
WIBOR	Warsaw Interbank Offered Rate

77

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities
April 30, 2026 (Unaudited)

	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund	Hartford Moderate Allocation Fund
Assets:
Investments in securities, at market value(1)	$11,235,963,204	$—	$—	$—
Repurchase agreements	34,230,857	—	—	—
Investments in affiliated investment companies, at market value	—	1,350,280,256	140,378,530	326,655,070
Cash	138,963,167	2,697,815	287,018	623,393
Foreign currency	5,801,746	—	—	—
Unrealized appreciation on foreign currency contracts	1,352,961	—	—	—
Receivables:
Investment securities sold	59,344,247	317,027	162,311	80,376
Fund shares sold	6,202,605	216,023	1,605	53,702
Dividends and interest	78,004,528	1,583,742	154,947	237,737
Securities lending income	46,912	—	—	—
Variation margin on centrally cleared swap contracts	102,328	—	—	—
Tax reclaims	4,461,996	—	35,721	—
Other assets	156,809	74,130	70,322	68,300
Total assets	11,564,631,360	1,355,168,993	141,090,454	327,718,578
Liabilities:
Unrealized depreciation on foreign currency contracts	2,148,580	—	—	—
Obligation to return securities lending collateral	122,643,833	—	—	—
Cash collateral due to broker on foreign currency contracts	310,000	—	—	—
Payables:
Investment securities purchased	120,344,698	—	—	—
Fund shares redeemed	11,026,595	495,304	163,916	128,690
Investment management fees	5,002,747	—	—	26,455
Transfer agent fees	2,712,997	442,378	65,642	136,621
Accounting services fees	410,387	53,132	7,145	15,811
Chief Compliance Officer fees	11,057	1,281	133	295
Board of Directors' fees	38,351	4,459	455	990
Variation margin on futures contracts	438,616	—	—	—
Distribution fees	160,550	28,334	2,841	6,814
Accrued expenses	499,227	53,277	23,789	25,010
Total liabilities	265,747,638	1,078,165	263,921	340,686
Net assets	$11,298,883,722	$1,354,090,828	$140,826,533	$327,377,892
Summary of Net Assets:
Capital stock and paid-in-capital	$10,073,048,071	$1,083,679,536	$148,761,870	$254,140,835
Distributable earnings (loss)	1,225,835,651	270,411,292	(7,935,337)	73,237,057
Net assets	$11,298,883,722	$1,354,090,828	$140,826,533	$327,377,892
Shares authorized	1,990,000,000	850,000,000	450,000,000	400,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010
Class A:Net asset value per share	$14.82	$10.67	$12.24	$13.90
Maximum offering price per share	15.68	11.29	12.95	14.71
Shares outstanding	310,282,211	114,701,402	9,798,199	20,582,439
Net Assets	$4,599,691,441	$1,223,352,491	$119,932,839	$286,154,088
Class C:Net asset value per share	$14.53	$10.58	$12.14	$13.86
Shares outstanding	51,687,824	3,357,847	302,343	460,870
Net Assets	$750,861,034	$35,527,878	$3,671,091	$6,388,090
Class I:Net asset value per share	$14.83	$10.69	$12.25	$13.97
Shares outstanding	212,829,760	7,274,351	1,063,122	732,340
Net Assets	$3,156,233,229	$77,782,642	$13,019,775	$10,231,345
Class R3:Net asset value per share	$14.91	$10.60	$12.22	$13.65
Shares outstanding	7,360,701	1,012,691	108,644	669,578
Net Assets	$109,778,725	$10,731,929	$1,327,498	$9,139,262
Class R4:Net asset value per share	$14.93	$10.61	$12.19	$13.94
Shares outstanding	2,546,656	316,719	79,869	210,651
Net Assets	$38,009,142	$3,360,011	$973,778	$2,936,765
The accompanying notes are an integral part of these financial statements.

78

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2026 (Unaudited)

	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund	Hartford Moderate Allocation Fund
Class R5:Net asset value per share	$14.95	$10.42	$12.23	$13.99
Shares outstanding	2,395,176	146,339	122,722	831,383
Net Assets	$35,799,844	$1,525,439	$1,500,346	$11,628,947
Class R6:Net asset value per share	$15.07	$—	$—	$—
Shares outstanding	17,046,101	—	—	—
Net Assets	$256,889,716	$—	$—	$—
Class Y:Net asset value per share	$15.08	$—	$12.25	$—
Shares outstanding	2,670,370	—	18,876	—
Net Assets	$40,262,740	$—	$231,166	$—
Class F:Net asset value per share	$14.84	$10.69	$12.26	$13.97
Shares outstanding	155,756,672	169,351	13,875	64,359
Net Assets	$2,311,357,851	$1,810,438	$170,040	$899,395
Cost of investments	$10,463,729,840	$—	$—	$—
Cost of investments in affiliated investments	$—	$1,114,345,872	$126,418,849	$263,995,566
Cost of foreign currency	$5,791,625	$—	$—	$—
(1) Includes Investment in securities on loan, at market value	$135,452,258	$—	$—	$—
The accompanying notes are an integral part of these financial statements.

79

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2026 (Unaudited)

	Hartford Moderately Aggressive Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)	Hartford Schroders Diversified Opportunities Fund (Consolidated)
Assets:
Investments in securities, at market value(1)	$—	$615,692,062	$63,081,553	$164,202,711
Repurchase agreements	—	2,340,744	104,375	—
Investments in affiliated investment companies, at market value	583,283,362	—	—	—
Cash	1,068,357	10,551,916	5,690,299	7,033,310
Cash collateral due from broker on futures contracts	—	—	609,000	857,298
Cash collateral due from broker on swap contracts	—	—	—	82,758
Foreign currency	—	1,782,845	83,304	316,449
Unrealized appreciation on OTC swap contracts	—	169,054	—	7,099
Unrealized appreciation on foreign currency contracts	—	328,212	49	42,768
Receivables:
From affiliates	—	—	13,050	3,714
Investment securities sold	166,966	51,470,376	482,272	73,685
Fund shares sold	34,373	70,420	29,585	—
Dividends and interest	172,237	4,024,187	148,839	323,915
Securities lending income	—	34,087	293	19,238
Variation margin on futures contracts	—	396,071	198,385	123,211
Tax reclaims	—	597,047	71,503	21,860
OTC swap contracts premiums paid	—	4,545	—	—
Other assets	72,870	78,046	94,282	17,334
Total assets	584,798,165	687,539,612	70,606,789	173,125,350
Liabilities:
Unrealized depreciation on foreign currency contracts	—	620,972	48,521	106,928
Obligation to return securities lending collateral	—	11,857,789	177,873	7,159,364
Unrealized depreciation on OTC swap contracts	—	273,339	—	—
TBA sale commitments, at market value	—	25,537,737	—	—
Payables:
Investment securities purchased	—	77,036,358	415,070	1,750,234
Fund shares redeemed	190,944	272,435	35,729	—
Investment management fees	46,656	272,461	43,834	72,408
Transfer agent fees	261,978	265,986	19,891	178
Accounting services fees	25,433	26,893	3,719	7,249
Chief Compliance Officer fees	518	518	56	123
Board of Directors' fees	1,743	1,761	185	376
Variation margin on centrally cleared swap contracts	—	43,628	—	3,816
Distribution fees	12,351	10,280	628	—
Distributions payable	—	387	—	—
Written options	—	49,723	—	—
Accrued expenses	32,824	89,854	40,005	42,393
Total liabilities	572,447	116,360,121	785,511	9,143,069
Net assets	$584,225,718	$571,179,491	$69,821,278	$163,982,281
Summary of Net Assets:
Capital stock and paid-in-capital	$398,122,457	$552,827,653	$154,778,417	$135,865,365
Distributable earnings (loss)	186,103,261	18,351,838	(84,957,139)	28,116,916
Net assets	$584,225,718	$571,179,491	$69,821,278	$163,982,281
Shares authorized	400,000,000	845,000,000	710,000,000	150,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0001
Class A:Net asset value per share	$16.33	$20.29	$11.06	$—
Maximum offering price per share	17.28	21.47	11.70	—
Shares outstanding	33,250,105	22,052,862	2,598,172	—
Net Assets	$542,922,231	$447,453,800	$28,741,842	$—
Class C:Net asset value per share	$16.30	$20.50	$10.74	$—
Shares outstanding	764,449	644,232	39,671	—
Net Assets	$12,464,084	$13,208,567	$425,930	$—
Class I:Net asset value per share	$16.19	$20.21	$11.08	$13.08
Shares outstanding	946,349	2,469,471	1,595,580	11,722
Net Assets	$15,319,580	$49,900,338	$17,674,294	$153,380
The accompanying notes are an integral part of these financial statements.

80

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2026 (Unaudited)

	Hartford Moderately Aggressive Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)	Hartford Schroders Diversified Opportunities Fund (Consolidated)
Class R3:Net asset value per share	$15.78	$20.75	$11.13	$—
Shares outstanding	337,165	28,444	13,758	—
Net Assets	$5,320,035	$590,347	$153,180	$—
Class R4:Net asset value per share	$16.24	$20.77	$11.12	$—
Shares outstanding	106,796	32,066	2,955	—
Net Assets	$1,733,887	$666,051	$32,862	$—
Class R5:Net asset value per share	$16.36	$20.73	$10.97	$—
Shares outstanding	319,076	4,704	3,143	—
Net Assets	$5,220,537	$97,501	$34,478	$—
Class R6:Net asset value per share	$—	$20.71	$11.06	$—
Shares outstanding	—	9,467	18,058	—
Net Assets	$—	$196,069	$199,802	$—
Class Y:Net asset value per share	$—	$20.74	$11.07	$—
Shares outstanding	—	126,582	1,081,979	—
Net Assets	$—	$2,625,113	$11,972,683	$—
Class F:Net asset value per share	$16.21	$20.18	$11.08	$—
Shares outstanding	76,829	2,797,405	955,690	—
Net Assets	$1,245,364	$56,441,705	$10,586,207	$—
Class SDR:Net asset value per share	$—	$—	$—	$13.08
Shares outstanding	—	—	—	12,529,385
Net Assets	$—	$—	$—	$163,828,901
Cost of investments	$—	$595,255,230	$56,390,674	$137,655,763
Cost of investments in affiliated investments	$429,060,386	$—	$—	$—
Cost of foreign currency	$—	$1,779,939	$94,884	$313,670
Proceeds of TBA sale commitments	$—	$25,610,673	$—	$—
Written option contracts premiums received	$—	$45,867	$—	$—
(1) Includes Investment in securities on loan, at market value	$—	$15,601,340	$619,585	$10,378,927
The accompanying notes are an integral part of these financial statements.

81

Hartford Multi-Strategy Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2026 (Unaudited)

	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund	Hartford Moderate Allocation Fund
Investment Income:
Dividends	$76,132,194	$—	$—	$—
Dividends from affiliated investment companies	—	17,353,014	2,879,979	5,347,016
Interest	172,436,671	68,581	8,130	15,807
Securities lending — net	344,921	—	—	—
Less: Foreign tax withheld	(868,049)	—	(3,506)	—
Total investment income, net	248,045,737	17,421,595	2,884,603	5,362,823
Expenses:
Investment management fees	30,798,127	—	—	160,511
Transfer agent fees
Class A	1,740,314	555,360	80,336	167,019
Class C	402,086	26,597	4,891	6,619
Class I	1,654,540	56,347	6,786	5,867
Class R3	116,274	10,661	1,597	9,512
Class R4	37,551	2,843	763	2,157
Class R5	18,592	910	849	5,127
Class R6	5,133	—	—	—
Class Y	23,223	—	123	—
Class F	23,011	34	4	18
Distribution fees
Class A	5,712,014	1,519,473	150,753	350,203
Class C	4,053,868	188,790	21,612	33,367
Class R3	280,008	25,497	3,629	22,195
Class R4	55,222	4,186	1,157	3,537
Custodian fees	81,754	1,005	429	532
Registration and filing fees	111,082	56,256	55,023	50,743
Accounting services fees	846,393	110,259	14,654	32,517
Board of Directors' fees	131,774	15,513	1,629	3,642
Chief Compliance Officer fees	12,249	1,430	151	335
Audit and tax fees	23,991	12,416	14,849	12,417
Other expenses	470,793	59,549	16,093	21,493
Total expenses (before reimbursements and fees paid indirectly)	46,597,999	2,647,126	375,328	887,811
Distribution fee reimbursements	(40,893)	(7,941)	(2,571)	(9,427)
Commission recapture	(17,799)	—	—	—
Total reimbursements and fees paid indirectly	(58,692)	(7,941)	(2,571)	(9,427)
Total expenses	46,539,307	2,639,185	372,757	878,384
Net Investment Income (Loss)	201,506,430	14,782,410	2,511,846	4,484,439
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Capital gain distributions received from affiliated investment companies	—	77,032,757	2,530,273	9,466,250
Investments	450,030,419	—	—	—
Investments in affiliated investment companies	—	(409,769)	622,086	2,982,915
Futures contracts	2,211,433	—	—	—
Swap contracts	(283,780)	—	—	—
Foreign currency contracts	742,405	—	—	—
Other foreign currency transactions	142,598	—	—	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	452,843,075	76,622,988	3,152,359	12,449,165
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	(81,176,894)	—	—	—
Investments in affiliated investment companies	—	(32,180,790)	(1,050,642)	19,522
Futures contracts	(2,605,040)	—	—	—
Swap contracts	34,292	—	—	—
Foreign currency contracts	(2,495,717)	—	—	—
Translation of other assets and liabilities in foreign currencies	145,755	—	1,322	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(86,097,604)	(32,180,790)	(1,049,320)	19,522
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	366,745,471	44,442,198	2,103,039	12,468,687
The accompanying notes are an integral part of these financial statements.

82

Hartford Multi-Strategy Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2026 (Unaudited)

	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund	Hartford Moderate Allocation Fund
Net Increase (Decrease) in Net Assets Resulting from Operations	$568,251,901	$59,224,608	$4,614,885	$16,953,126
The accompanying notes are an integral part of these financial statements.

83

Hartford Multi-Strategy Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2026 (Unaudited)

	Hartford Moderately Aggressive Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)	Hartford Schroders Diversified Opportunities Fund (Consolidated)
Investment Income:
Dividends	$—	$7,856,660	$577,875	$1,390,058
Dividends from affiliated investment companies	7,491,069	—	—	—
Interest	23,956	11,180,216	611,509	950,552
Securities lending — net	—	157,153	1,514	85,035
Less: Foreign tax withheld	—	(362,044)	(28,435)	(39,507)
Total investment income, net	7,515,025	18,831,985	1,162,463	2,386,138
Expenses:
Investment management fees	282,760	1,651,620	294,794	450,818
Transfer agent fees
Class A	339,890	342,556	16,040	—
Class C	14,482	10,727	521	—
Class I	8,285	25,199	6,382	96
Class R3	5,966	613	162	—
Class R4	1,547	522	23	—
Class R5	2,629	56	20	—
Class R6	—	3	3	—
Class Y	—	1,407	6,958	—
Class F	24	569	171	—
Class SDR	—	—	—	172
Distribution fees
Class A	660,468	558,277	32,221	—
Class C	63,880	68,935	2,089	—
Class R3	13,558	1,427	385	—
Class R4	2,304	797	37	—
Custodian fees	634	24,888	9,021	17,047
Registration and filing fees	54,786	62,677	59,510	20,720
Accounting services fees	52,390	54,913	8,004	16,793
Board of Directors' fees	6,441	6,410	708	1,732
Chief Compliance Officer fees	592	591	65	151
Audit and tax fees	12,417	33,402	23,378	25,571
Other expenses	31,384	59,103	13,264	8,756
Total expenses (before waivers, reimbursements and fees paid indirectly)	1,554,437	2,904,692	473,756	541,856
Expense waivers	—	—	(90,840)	(13,488)
Management fee waivers	—	—	(44,601)	(21,019)
Distribution fee reimbursements	(16,364)	(15,194)	(98)	—
Commission recapture	—	—	(102)	—
Total waivers, reimbursements and fees paid indirectly	(16,364)	(15,194)	(135,641)	(34,507)
Total expenses	1,538,073	2,889,498	338,115	507,349
Net Investment Income (Loss)	5,976,952	15,942,487	824,348	1,878,789
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Capital gain distributions received from affiliated investment companies	22,910,685	—	—	—
Investments	—	7,837,307	5,489,767	1,558,788
Less: Foreign taxes paid (refunded) on realized capital gains	—	125,274	—	(2,991)
Investments in affiliated investment companies	8,072,671	—	—	—
Purchased options contracts	—	(1,084)	—	—
Futures contracts	—	(1,256,401)	989,106	343,396
Written options contracts	—	659,628	—	—
Swap contracts	—	(152,258)	—	809,022
Foreign currency contracts	—	508,077	(56,433)	487,664
Other foreign currency transactions	—	46,087	2,097	(14,963)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	30,983,356	7,766,630	6,424,537	3,180,916
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	—	4,376,854	3,204,466	4,929,332
Investments in affiliated investment companies	1,770,339	—	—	—
Purchased options contracts	—	(99)	—	—
Futures contracts	—	(1,829,744)	376,677	(332,894)
The accompanying notes are an integral part of these financial statements.

84

Hartford Multi-Strategy Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2026 (Unaudited)

	Hartford Moderately Aggressive Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)	Hartford Schroders Diversified Opportunities Fund (Consolidated)
Written options contracts	$—	$(3,856)	$—	$—
Swap contracts	—	34,729	—	235,375
Foreign currency contracts	—	(954,313)	(48,326)	(170,146)
Translation of other assets and liabilities in foreign currencies	—	26,132	11,900	12,266
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	1,770,339	1,649,703	3,544,717	4,673,933
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	32,753,695	9,416,333	9,969,254	7,854,849
Net Increase (Decrease) in Net Assets Resulting from Operations	$38,730,647	$25,358,820	$10,793,602	$9,733,638
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$3,390	$—	$2,835
The accompanying notes are an integral part of these financial statements.

85

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets

	The Hartford Balanced Income Fund		The Hartford Checks and Balances Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$201,506,430	$417,641,753	$14,782,410	$28,236,947
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	452,843,075	463,894,575	76,622,988	79,028,963
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(86,097,604)	(54,214,404)	(32,180,790)	28,466,604
Net Increase (Decrease) in Net Assets Resulting from Operations	568,251,901	827,321,924	59,224,608	135,732,514
Distributions to Shareholders:
Class A	(271,246,107)	(306,505,378)	(78,103,224)	(54,759,664)
Class C	(47,320,544)	(67,980,269)	(2,393,132)	(1,706,903)
Class I	(198,182,507)	(250,236,213)	(5,549,404)	(4,422,122)
Class R3	(6,410,863)	(7,677,913)	(628,462)	(420,261)
Class R4	(2,948,499)	(3,831,761)	(219,813)	(161,703)
Class R5	(2,098,161)	(2,641,003)	(101,917)	(78,072)
Class R6	(15,390,160)	(17,896,100)	—	—
Class Y	(2,572,577)	(3,315,294)	—	—
Class F	(143,744,280)	(175,388,374)	(116,535)	(91,215)
Total distributions	(689,913,698)	(835,472,305)	(87,112,487)	(61,639,940)
Capital Share Transactions:
Sold	742,071,757	1,678,424,167	28,476,086	86,917,100
Issued on reinvestment of distributions	657,485,803	794,273,240	86,647,777	61,303,945
Redeemed	(1,642,758,431)	(3,206,897,941)	(124,973,916)	(234,442,036)
Net increase (decrease) from capital share transactions	(243,200,871)	(734,200,534)	(9,850,053)	(86,220,991)
Net Increase (Decrease) in Net Assets	(364,862,668)	(742,350,915)	(37,737,932)	(12,128,417)
Net Assets:
Beginning of period	11,663,746,390	12,406,097,305	1,391,828,760	1,403,957,177
End of period	$11,298,883,722	$11,663,746,390	$1,354,090,828	$1,391,828,760
The accompanying notes are an integral part of these financial statements.

86

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Conservative Allocation Fund		Hartford Moderate Allocation Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$2,511,846	$4,245,130	$4,484,439	$6,469,668
Net realized gain (loss) on investments and foreign currency transactions	3,152,359	136,662	12,449,165	25,836,455
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(1,049,320)	10,698,929	19,522	10,576,039
Net Increase (Decrease) in Net Assets Resulting from Operations	4,614,885	15,080,721	16,953,126	42,882,162
Distributions to Shareholders:
Class A	(3,807,444)	(3,349,764)	(25,923,130)	(6,536,015)
Class C	(108,430)	(140,404)	(585,642)	(103,897)
Class I	(420,059)	(271,133)	(1,026,641)	(217,808)
Class R3	(41,008)	(41,870)	(801,438)	(199,101)
Class R4	(28,419)	(20,940)	(256,189)	(69,855)
Class R5	(48,944)	(41,047)	(1,018,767)	(245,249)
Class Y	(8,251)	(14,743)	—	—
Class F	(7,445)	(10,107)	(86,175)	(28,091)
Total distributions	(4,470,000)	(3,890,008)	(29,697,982)	(7,400,016)
Capital Share Transactions:
Sold	6,383,099	11,604,155	11,127,124	19,023,639
Issued on reinvestment of distributions	4,371,285	3,811,128	29,393,918	7,329,985
Redeemed	(15,694,993)	(33,971,065)	(25,746,067)	(54,023,411)
Net increase (decrease) from capital share transactions	(4,940,609)	(18,555,782)	14,774,975	(27,669,787)
Net Increase (Decrease) in Net Assets	(4,795,724)	(7,365,069)	2,030,119	7,812,359
Net Assets:
Beginning of period	145,622,257	152,987,326	325,347,773	317,535,414
End of period	$140,826,533	$145,622,257	$327,377,892	$325,347,773
The accompanying notes are an integral part of these financial statements.

87

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Moderately Aggressive Allocation Fund		Hartford Multi-Asset Income Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$5,976,952	$7,090,806	$15,942,487	$34,598,185
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	30,983,356	52,498,052	7,766,630	2,681,569
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	1,770,339	28,291,014	1,649,703	21,867,648
Net Increase (Decrease) in Net Assets Resulting from Operations	38,730,647	87,879,872	25,358,820	59,147,402
Distributions to Shareholders:
Class A	(53,037,151)	(15,584,599)	(14,291,793)	(28,628,322)
Class C	(1,224,117)	(312,908)	(375,134)	(868,457)
Class I	(1,474,842)	(410,211)	(1,589,006)	(2,876,447)
Class R3	(550,984)	(159,176)	(16,883)	(36,144)
Class R4	(185,849)	(69,523)	(19,946)	(36,556)
Class R5	(503,027)	(150,609)	(3,109)	(5,930)
Class R6	—	—	(6,465)	(12,210)
Class Y	—	—	(84,761)	(164,346)
Class F	(129,111)	(35,962)	(1,834,493)	(3,640,646)
Total distributions	(57,105,081)	(16,722,988)	(18,221,590)	(36,269,058)
Capital Share Transactions:
Sold	12,568,929	22,869,217	24,445,507	29,530,546
Issued on reinvestment of distributions	56,278,279	16,495,928	17,967,173	35,771,899
Redeemed	(43,286,393)	(74,827,379)	(47,508,026)	(105,653,666)
Net increase (decrease) from capital share transactions	25,560,815	(35,462,234)	(5,095,346)	(40,351,221)
Net Increase (Decrease) in Net Assets	7,186,381	35,694,650	2,041,884	(17,472,877)
Net Assets:
Beginning of period	577,039,337	541,344,687	569,137,607	586,610,484
End of period	$584,225,718	$577,039,337	$571,179,491	$569,137,607
The accompanying notes are an integral part of these financial statements.

88

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Real Asset Fund (Consolidated)		Hartford Schroders Diversified Opportunities Fund (Consolidated)
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$824,348	$2,128,562	$1,878,789	$2,876,191
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	6,424,537	2,988,834	3,180,916	782,867
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	3,544,717	2,295,087	4,673,933	14,327,729
Net Increase (Decrease) in Net Assets Resulting from Operations	10,793,602	7,412,483	9,733,638	17,986,787
Distributions to Shareholders:
Class A	(856,379)	(770,554)	—	—
Class C	(11,166)	(17,634)	—	—
Class I	(510,487)	(463,675)	(6,374)	(4,811)
Class R3	(5,614)	(4,878)	—	—
Class R4	(1,000)	(840)	—	—
Class R5	(1,675)	(1,937)	—	—
Class R6	(6,451)	(5,826)	—	—
Class Y	(580,674)	(1,125,343)	—	—
Class F	(329,968)	(369,921)	—	—
Class SDR	—	—	(7,024,433)	(3,066,794)
Total distributions	(2,303,414)	(2,760,608)	(7,030,807)	(3,071,605)
Capital Share Transactions:
Sold	6,483,606	7,022,106	1,037,525	57,940,677
Issued on reinvestment of distributions	2,257,844	2,722,500	7,030,807	3,071,605
Redeemed	(8,935,488)	(32,281,067)	(105,969)	—
Net increase (decrease) from capital share transactions	(194,038)	(22,536,461)	7,962,363	61,012,282
Net Increase (Decrease) in Net Assets	8,296,150	(17,884,586)	10,665,194	75,927,464
Net Assets:
Beginning of period	61,525,128	79,409,714	153,317,087	77,389,623
End of period	$69,821,278	$61,525,128	$163,982,281	$153,317,087
The accompanying notes are an integral part of these financial statements.

89

Hartford Multi-Strategy Funds
Financial Highlights

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Balanced Income Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$14.99	$0.25	$0.47	$0.72	$(0.25)	$(0.64)	$—	$(0.89)	$14.82	4.99%(5)	$4,599,691	0.89%(6)	0.89%(6)	3.44%(6)	51%
C	14.71	0.19	0.46	0.65	(0.19)	(0.64)	—	(0.83)	14.53	4.59 (5)	750,861	1.67 (6)	1.67 (6)	2.67 (6)	51
I	15.00	0.27	0.47	0.74	(0.27)	(0.64)	—	(0.91)	14.83	5.11 (5)	3,156,233	0.67 (6)	0.67 (6)	3.66 (6)	51
R3	15.08	0.23	0.46	0.69	(0.22)	(0.64)	—	(0.86)	14.91	4.75 (5)	109,779	1.27 (6)	1.27 (6)	3.06 (6)	51
R4	15.09	0.25	0.47	0.72	(0.24)	(0.64)	—	(0.88)	14.93	4.97 (5)	38,009	0.99 (6)	0.99 (6)	3.38 (6)	51
R5	15.11	0.27	0.48	0.75	(0.27)	(0.64)	—	(0.91)	14.95	5.13 (5)	35,800	0.67 (6)	0.67 (6)	3.66 (6)	51
R6	15.23	0.28	0.48	0.76	(0.28)	(0.64)	—	(0.92)	15.07	5.14 (5)	256,890	0.57 (6)	0.57 (6)	3.76 (6)	51
Y	15.23	0.27	0.49	0.76	(0.27)	(0.64)	—	(0.91)	15.08	5.15 (5)	40,263	0.68 (6)	0.68 (6)	3.65 (6)	51
F	15.01	0.28	0.47	0.75	(0.28)	(0.64)	—	(0.92)	14.84	5.15 (5)	2,311,358	0.57 (6)	0.57 (6)	3.76 (6)	51
For the Year Ended October 31, 2025
A	$14.99	$0.50	$0.51	$1.01	$(0.51)	$(0.50)	$—	$(1.01)	$14.99	7.15%	$4,564,809	0.89%	0.89%	3.42%	90%
C	14.72	0.38	0.50	0.88	(0.39)	(0.50)	—	(0.89)	14.71	6.36	872,665	1.65	1.65	2.67	90
I	15.00	0.54	0.50	1.04	(0.54)	(0.50)	—	(1.04)	15.00	7.40	3,340,152	0.66	0.66	3.66	90
R3	15.07	0.45	0.51	0.96	(0.45)	(0.50)	—	(0.95)	15.08	6.76	113,461	1.27	1.27	3.04	90
R4	15.08	0.49	0.52	1.01	(0.50)	(0.50)	—	(1.00)	15.09	7.09	53,155	0.97	0.97	3.35	90
R5	15.10	0.54	0.51	1.05	(0.54)	(0.50)	—	(1.04)	15.11	7.40	36,029	0.67	0.67	3.64	90
R6	15.21	0.56	0.52	1.08	(0.56)	(0.50)	—	(1.06)	15.23	7.53	256,264	0.57	0.57	3.74	90
Y	15.22	0.54	0.51	1.05	(0.54)	(0.50)	—	(1.04)	15.23	7.34	45,245	0.67	0.67	3.64	90
F	15.01	0.55	0.51	1.06	(0.56)	(0.50)	—	(1.06)	15.01	7.49	2,381,967	0.57	0.57	3.75	90
For the Year Ended October 31, 2024
A	$13.02	$0.51	$1.97	$2.48	$(0.51)	$—	$—	$(0.51)	$14.99	19.24%	$4,473,996	0.88%	0.88%	3.52%	61%
C	12.79	0.39	1.94	2.33	(0.40)	—	—	(0.40)	14.72	18.34	1,220,237	1.64	1.64	2.79	61
I	13.02	0.54	1.99	2.53	(0.55)	—	—	(0.55)	15.00	19.60	3,672,808	0.64	0.64	3.77	61
R3	13.08	0.46	1.99	2.45	(0.46)	—	—	(0.46)	15.07	18.85	124,184	1.28	1.27	3.14	61
R4	13.09	0.50	1.99	2.49	(0.50)	—	—	(0.50)	15.08	19.19	59,591	0.96	0.96	3.45	61
R5	13.11	0.54	1.99	2.53	(0.54)	—	—	(0.54)	15.10	19.51	38,932	0.66	0.66	3.75	61
R6	13.20	0.56	2.01	2.57	(0.56)	—	—	(0.56)	15.21	19.65	251,895	0.56	0.56	3.85	61
Y	13.21	0.55	2.00	2.55	(0.54)	—	—	(0.54)	15.22	19.51	48,983	0.67	0.67	3.74	61
F	13.03	0.56	1.98	2.54	(0.56)	—	—	(0.56)	15.01	19.68	2,515,471	0.56	0.56	3.85	61
For the Year Ended October 31, 2023
A	$13.75	$0.45	$(0.29)	$0.16	$(0.47)	$(0.42)	$—	$(0.89)	$13.02	0.94%	$3,957,111	0.87%	0.87%	3.26%	57%
C	13.51	0.34	(0.28)	0.06	(0.36)	(0.42)	—	(0.78)	12.79	0.23	1,524,593	1.63	1.63	2.50	57
I	13.75	0.49	(0.30)	0.19	(0.50)	(0.42)	—	(0.92)	13.02	1.18	3,695,164	0.63	0.63	3.50	57
R3	13.81	0.40	(0.30)	0.10	(0.41)	(0.42)	—	(0.83)	13.08	0.55	120,885	1.25	1.24	2.89	57
R4	13.82	0.44	(0.30)	0.14	(0.45)	(0.42)	—	(0.87)	13.09	0.85	58,655	0.95	0.95	3.18	57
R5	13.84	0.48	(0.29)	0.19	(0.50)	(0.42)	—	(0.92)	13.11	1.16	37,567	0.65	0.65	3.48	57
R6	13.93	0.50	(0.30)	0.20	(0.51)	(0.42)	—	(0.93)	13.20	1.25	254,986	0.55	0.55	3.58	57
Y	13.93	0.49	(0.30)	0.19	(0.49)	(0.42)	—	(0.91)	13.21	1.21	48,595	0.66	0.66	3.45	57
F	13.76	0.50	(0.30)	0.20	(0.51)	(0.42)	—	(0.93)	13.03	1.27	2,368,403	0.55	0.55	3.58	57
The accompanying notes are an integral part of these financial statements.

90

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Balanced Income Fund – (continued)
For the Year Ended October 31, 2022
A	$16.72	$0.37	$(2.21)	$(1.84)	$(0.37)	$(0.76)	$—	$(1.13)	$13.75	(11.62)%	$4,167,360	0.86%	0.86%	2.50%	60%
C	16.45	0.26	(2.18)	(1.92)	(0.26)	(0.76)	—	(1.02)	13.51	(12.33)	2,053,985	1.62	1.62	1.73	60
I	16.72	0.41	(2.21)	(1.80)	(0.41)	(0.76)	—	(1.17)	13.75	(11.41)	4,254,506	0.62	0.62	2.74	60
R3	16.79	0.32	(2.22)	(1.90)	(0.32)	(0.76)	—	(1.08)	13.81	(11.96)	132,616	1.24	1.23	2.12	60
R4	16.80	0.36	(2.22)	(1.86)	(0.36)	(0.76)	—	(1.12)	13.82	(11.71)	72,765	0.94	0.94	2.41	60
R5	16.82	0.41	(2.23)	(1.82)	(0.40)	(0.76)	—	(1.16)	13.84	(11.42)	38,799	0.64	0.64	2.71	60
R6	16.92	0.43	(2.24)	(1.81)	(0.42)	(0.76)	—	(1.18)	13.93	(11.32)	252,429	0.54	0.54	2.82	60
Y	16.92	0.41	(2.24)	(1.83)	(0.40)	(0.76)	—	(1.16)	13.93	(11.42)	88,076	0.64	0.64	2.70	60
F	16.73	0.42	(2.21)	(1.79)	(0.42)	(0.76)	—	(1.18)	13.76	(11.32)	2,468,012	0.54	0.54	2.83	60
For the Year Ended October 31, 2021
A	$14.53	$0.33	$2.26	$2.59	$(0.33)	$(0.07)	$—	$(0.40)	$16.72	17.97%	$4,748,602	0.86%	0.86%	2.08%	44%
C	14.29	0.21	2.22	2.43	(0.20)	(0.07)	—	(0.27)	16.45	17.16	2,859,547	1.61	1.61	1.34	44
I	14.53	0.37	2.25	2.62	(0.36)	(0.07)	—	(0.43)	16.72	18.26	4,859,868	0.61	0.61	2.33	44
R3	14.59	0.28	2.25	2.53	(0.26)	(0.07)	—	(0.33)	16.79	17.51	153,099	1.24	1.24	1.71	44
R4	14.59	0.32	2.27	2.59	(0.31)	(0.07)	—	(0.38)	16.80	17.93	93,401	0.94	0.94	2.01	44
R5	14.61	0.37	2.27	2.64	(0.36)	(0.07)	—	(0.43)	16.82	18.25	43,487	0.64	0.64	2.31	44
R6	14.70	0.39	2.28	2.67	(0.38)	(0.07)	—	(0.45)	16.92	18.33	285,749	0.54	0.54	2.40	44
Y	14.70	0.38	2.27	2.65	(0.36)	(0.07)	—	(0.43)	16.92	18.21	132,364	0.64	0.64	2.31	44
F	14.54	0.39	2.25	2.64	(0.38)	(0.07)	—	(0.45)	16.73	18.33	2,719,790	0.53	0.53	2.40	44
The Hartford Checks and Balances Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$10.89	$0.12	$0.35	$0.47	$(0.13)	$(0.56)	$—	$(0.69)	$10.67	4.53%(5)	$1,223,352	0.38%(6)	0.38%(6)	2.20%(6)	10%
C	10.81	0.07	0.35	0.42	(0.09)	(0.56)	—	(0.65)	10.58	4.03 (5)	35,528	1.18 (6)	1.18 (6)	1.39 (6)	10
I	10.92	0.13	0.34	0.47	(0.14)	(0.56)	—	(0.70)	10.69	4.53 (5)	77,783	0.18 (6)	0.18 (6)	2.40 (6)	10
R3	10.83	0.10	0.34	0.44	(0.11)	(0.56)	—	(0.67)	10.60	4.28 (5)	10,732	0.75 (6)	0.75 (6)	1.83 (6)	10
R4	10.84	0.11	0.35	0.46	(0.13)	(0.56)	—	(0.69)	10.61	4.42 (5)	3,360	0.46 (6)	0.46 (6)	2.14 (6)	10
R5	10.66	0.12	0.34	0.46	(0.14)	(0.56)	—	(0.70)	10.42	4.56 (5)	1,525	0.16 (6)	0.16 (6)	2.41 (6)	10
F	10.92	0.13	0.35	0.48	(0.15)	(0.56)	—	(0.71)	10.69	4.61 (5)	1,810	0.04 (6)	0.04 (6)	2.57 (6)	10
For the Year Ended October 31, 2025
A	$10.31	$0.21	$0.83	$1.04	$(0.32)	$(0.14)	$—	$(0.46)	$10.89	10.42%	$1,246,006	0.38%	0.38%	2.06%	17%
C	10.23	0.13	0.82	0.95	(0.23)	(0.14)	—	(0.37)	10.81	9.61	40,734	1.17	1.17	1.28	17
I	10.33	0.24	0.83	1.07	(0.34)	(0.14)	—	(0.48)	10.92	10.73	88,006	0.17	0.17	2.31	17
R3	10.25	0.17	0.83	1.00	(0.28)	(0.14)	—	(0.42)	10.83	10.06	10,313	0.76	0.76	1.68	17
R4	10.26	0.20	0.83	1.03	(0.31)	(0.14)	—	(0.45)	10.84	10.39	3,458	0.46	0.46	1.98	17
R5	10.10	0.23	0.81	1.04	(0.34)	(0.14)	—	(0.48)	10.66	10.69	1,540	0.16	0.16	2.28	17
F	10.33	0.25	0.83	1.08	(0.35)	(0.14)	—	(0.49)	10.92	10.87	1,772	0.04	0.04	2.42	17
For the Year Ended October 31, 2024
A	$8.68	$0.19	$1.89	$2.08	$(0.19)	$(0.26)	$—	$(0.45)	$10.31	24.48%	$1,252,057	0.38%	0.38%	1.95%	7%
C	8.62	0.11	1.87	1.98	(0.11)	(0.26)	—	(0.37)	10.23	23.44	49,189	1.16	1.16	1.18	7
I	8.70	0.22	1.88	2.10	(0.21)	(0.26)	—	(0.47)	10.33	24.70	85,087	0.15	0.15	2.22	7
R3	8.63	0.15	1.88	2.03	(0.15)	(0.26)	—	(0.41)	10.25	24.06	10,347	0.75	0.75	1.57	7
R4	8.64	0.18	1.88	2.06	(0.18)	(0.26)	—	(0.44)	10.26	24.40	3,627	0.45	0.45	1.88	7
R5	8.51	0.21	1.85	2.06	(0.21)	(0.26)	—	(0.47)	10.10	24.82	1,625	0.14	0.14	2.17	7
F	8.70	0.24	1.87	2.11	(0.22)	(0.26)	—	(0.48)	10.33	24.83	2,024	0.04	0.04	2.48	7
The accompanying notes are an integral part of these financial statements.

91

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Checks and Balances Fund – (continued)
For the Year Ended October 31, 2023
A	$9.17	$0.15	$0.12	$0.27	$(0.15)	$(0.61)	$—	$(0.76)	$8.68	2.95%	$1,114,721	0.38%	0.38%	1.63%	9%
C	9.11	0.08	0.12	0.20	(0.08)	(0.61)	—	(0.69)	8.62	2.14	54,600	1.16	1.16	0.85	9
I	9.19	0.17	0.12	0.29	(0.17)	(0.61)	—	(0.78)	8.70	3.19	70,625	0.14	0.14	1.84	9
R3	9.13	0.11	0.12	0.23	(0.12)	(0.61)	—	(0.73)	8.63	2.46	8,621	0.76	0.75	1.26	9
R4	9.14	0.14	0.12	0.26	(0.15)	(0.61)	—	(0.76)	8.64	2.79	3,081	0.44	0.44	1.58	9
R5	9.01	0.16	0.12	0.28	(0.17)	(0.61)	—	(0.78)	8.51	3.12	1,225	0.16	0.16	1.85	9
F	9.18	0.19	0.12	0.31	(0.18)	(0.61)	—	(0.79)	8.70	3.41	5,835	0.04	0.04	2.08	9
For the Year Ended October 31, 2022
A	$11.34	$0.13	$(1.60)	$(1.47)	$(0.28)	$(0.42)	$—	$(0.70)	$9.17	(13.73)%	$1,204,237	0.38%	0.37%	1.25%	15%
C	11.26	0.05	(1.58)	(1.53)	(0.20)	(0.42)	—	(0.62)	9.11	(14.35)	73,444	1.15	1.15	0.46	15
I	11.36	0.15	(1.59)	(1.44)	(0.31)	(0.42)	—	(0.73)	9.19	(13.50)	75,930	0.14	0.14	1.48	15
R3	11.28	0.09	(1.57)	(1.48)	(0.25)	(0.42)	—	(0.67)	9.13	(13.94)	9,384	0.75	0.74	0.89	15
R4	11.29	0.12	(1.57)	(1.45)	(0.28)	(0.42)	—	(0.70)	9.14	(13.67)	3,055	0.44	0.44	1.18	15
R5	11.15	0.14	(1.55)	(1.41)	(0.31)	(0.42)	—	(0.73)	9.01	(13.49)	577	0.16	0.16	1.47	15
F	11.35	0.16	(1.59)	(1.43)	(0.32)	(0.42)	—	(0.74)	9.18	(13.42)	1,926	0.04	0.04	1.58	15
For the Year Ended October 31, 2021
A	$9.42	$0.11	$2.25	$2.36	$(0.18)	$(0.26)	$—	$(0.44)	$11.34	25.55%	$1,495,256	0.37%	0.37%	1.05%	8%
C	9.36	0.03	2.23	2.26	(0.10)	(0.26)	—	(0.36)	11.26	24.52	109,278	1.15	1.15	0.30	8
I	9.44	0.14	2.25	2.39	(0.21)	(0.26)	—	(0.47)	11.36	25.80	101,121	0.13	0.13	1.29	8
R3	9.38	0.07	2.23	2.30	(0.14)	(0.26)	—	(0.40)	11.28	24.94	11,046	0.75	0.75	0.68	8
R4	9.39	0.10	2.23	2.33	(0.17)	(0.26)	—	(0.43)	11.29	25.32	3,504	0.45	0.45	0.97	8
R5	9.28	0.13	2.21	2.34	(0.21)	(0.26)	—	(0.47)	11.15	25.69	669	0.15	0.15	1.25	8
F	9.43	0.15	2.25	2.40	(0.22)	(0.26)	—	(0.48)	11.35	25.93	2,533	0.04	0.04	1.39	8
The Hartford Conservative Allocation Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$12.23	$0.21	$0.18	$0.39	$(0.38)	$—	$—	$(0.38)	$12.24	3.26%(5)	$119,933	0.53%(6)	0.52%(6)	3.55%(6)	9%
C	12.09	0.16	0.18	0.34	(0.29)	—	—	(0.29)	12.14	2.83 (5)	3,671	1.37 (6)	1.37 (6)	2.69 (6)	9
I	12.25	0.23	0.19	0.42	(0.42)	—	—	(0.42)	12.25	3.48 (5)	13,020	0.25 (6)	0.25 (6)	3.80 (6)	9
R3	12.19	0.19	0.18	0.37	(0.34)	—	—	(0.34)	12.22	3.11 (5)	1,327	0.87 (6)	0.87 (6)	3.21 (6)	9
R4	12.18	0.21	0.18	0.39	(0.38)	—	—	(0.38)	12.19	3.27 (5)	974	0.56 (6)	0.56 (6)	3.49 (6)	9
R5	12.23	0.22	0.20	0.42	(0.42)	—	—	(0.42)	12.23	3.49 (5)	1,500	0.26 (6)	0.26 (6)	3.72 (6)	9
Y	12.25	0.23	0.19	0.42	(0.42)	—	—	(0.42)	12.25	3.48 (5)	231	0.25 (6)	0.25 (6)	3.85 (6)	9
F	12.27	0.24	0.18	0.42	(0.43)	—	—	(0.43)	12.26	3.51 (5)	170	0.15 (6)	0.15 (6)	3.96 (6)	9
For the Year Ended October 31, 2025
A	$11.31	$0.34	$0.87	$1.21	$(0.27)	$(0.02)	$—	$(0.29)	$12.23	11.02%	$124,149	0.53%	0.53%	2.93%	27%
C	11.19	0.25	0.86	1.11	(0.19)	(0.02)	—	(0.21)	12.09	10.10	4,869	1.34	1.33	2.16	27
I	11.34	0.37	0.87	1.24	(0.31)	(0.02)	—	(0.33)	12.25	11.23	12,357	0.26	0.26	3.19	27
R3	11.28	0.29	0.88	1.17	(0.24)	(0.02)	—	(0.26)	12.19	10.61	1,454	0.87	0.87	2.56	27
R4	11.27	0.33	0.87	1.20	(0.27)	(0.02)	—	(0.29)	12.18	10.96	911	0.57	0.57	2.89	27
R5	11.32	0.36	0.88	1.24	(0.31)	(0.02)	—	(0.33)	12.23	11.25	1,425	0.27	0.27	3.14	27
Y	11.34	0.32	0.92	1.24	(0.31)	(0.02)	—	(0.33)	12.25	11.23	245	0.22	0.22	2.76	27
F	11.35	0.39	0.87	1.26	(0.32)	(0.02)	—	(0.34)	12.27	11.44	212	0.15	0.15	3.39	27
The accompanying notes are an integral part of these financial statements.

92

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Conservative Allocation Fund – (continued)
For the Year Ended October 31, 2024
A	$9.82	$0.31	$1.45	$1.76	$(0.27)	$—	$—	$(0.27)	$11.31	18.10%	$130,603	0.63%	0.63%	2.85%	29%
C	9.73	0.22	1.43	1.65	(0.19)	—	—	(0.19)	11.19	17.05	7,736	1.44	1.44	2.06	29
I	9.85	0.36	1.42	1.78	(0.29)	—	—	(0.29)	11.34	18.35	8,851	0.38	0.38	3.36	29
R3	9.81	0.27	1.44	1.71	(0.24)	—	—	(0.24)	11.28	17.61	1,914	0.99	0.98	2.45	29
R4	9.80	0.30	1.44	1.74	(0.27)	—	—	(0.27)	11.27	17.99	736	0.69	0.68	2.74	29
R5	9.84	0.33	1.46	1.79	(0.31)	—	—	(0.31)	11.32	18.38	1,510	0.38	0.38	3.03	29
Y(7)	11.41	0.02	(0.09)(8)	(0.07)	—	—	—	—	11.34	(0.61)(5)	1,345	0.16 (6)(9)	0.16 (6)(9)	10.84 (6)(9)	29
F	9.86	0.34	1.46	1.80	(0.31)	—	—	(0.31)	11.35	18.45	292	0.27	0.27	3.23	29
For the Year Ended October 31, 2023
A	$9.80	$0.23	$0.04	$0.27	$(0.21)	$(0.04)	$—	$(0.25)	$9.82	2.72%	$80,253	0.63%	0.62%	2.25%	19%
C	9.70	0.15	0.05	0.20	(0.13)	(0.04)	—	(0.17)	9.73	2.07	5,145	1.41	1.41	1.46	19
I	9.82	0.25	0.05	0.30	(0.23)	(0.04)	—	(0.27)	9.85	3.08	1,918	0.37	0.37	2.51	19
R3	9.79	0.19	0.05	0.24	(0.18)	(0.04)	—	(0.22)	9.81	2.47	1,206	0.98	0.98	1.86	19
R4	9.79	0.22	0.04	0.26	(0.21)	(0.04)	—	(0.25)	9.80	2.67	518	0.68	0.68	2.17	19
R5	9.83	0.25	0.04	0.29	(0.24)	(0.04)	—	(0.28)	9.84	2.97	1,228	0.38	0.38	2.51	19
F	9.83	0.27	0.04	0.31	(0.24)	(0.04)	—	(0.28)	9.86	3.18	144	0.27	0.27	2.62	19
For the Year Ended October 31, 2022
A	$12.14	$0.22	$(2.01)	$(1.79)	$(0.19)	$(0.36)	$—	$(0.55)	$9.80	(15.43)%	$92,732	0.60%	0.59%	2.01%	50%
C	12.04	0.13	(2.01)	(1.88)	(0.10)	(0.36)	—	(0.46)	9.70	(16.20)	5,756	1.38	1.38	1.21	50
I	12.17	0.24	(2.01)	(1.77)	(0.22)	(0.36)	—	(0.58)	9.82	(15.26)	1,726	0.34	0.34	2.27	50
R3	12.15	0.18	(2.02)	(1.84)	(0.16)	(0.36)	—	(0.52)	9.79	(15.80)	1,554	0.96	0.96	1.68	50
R4	12.15	0.21	(2.01)	(1.80)	(0.20)	(0.36)	—	(0.56)	9.79	(15.55)	532	0.66	0.66	1.92	50
R5	12.19	0.24	(2.01)	(1.77)	(0.23)	(0.36)	—	(0.59)	9.83	(15.24)	1,187	0.36	0.36	2.25	50
F	12.18	0.26	(2.02)	(1.76)	(0.23)	(0.36)	—	(0.59)	9.83	(15.17)	142	0.24	0.24	2.37	50
For the Year Ended October 31, 2021
A	$10.99	$0.11	$1.21	$1.32	$(0.17)	$—	$—	$(0.17)	$12.14	12.13%	$123,369	0.58%	0.58%	0.89%	14%
C	10.90	0.02	1.21	1.23	(0.09)	—	—	(0.09)	12.04	11.29	8,208	1.37	1.37	0.14	14
I	11.01	0.14	1.22	1.36	(0.20)	—	—	(0.20)	12.17	12.48	2,188	0.32	0.32	1.14	14
R3	11.00	0.06	1.23	1.29	(0.14)	—	—	(0.14)	12.15	11.84	2,344	0.95	0.95	0.50	14
R4	11.00	0.10	1.23	1.33	(0.18)	—	—	(0.18)	12.15	12.17	684	0.64	0.64	0.87	14
R5	11.04	0.13	1.24	1.37	(0.22)	—	—	(0.22)	12.19	12.47	1,452	0.35	0.35	1.13	14
F	11.03	0.16	1.21	1.37	(0.22)	—	—	(0.22)	12.18	12.48	169	0.23	0.23	1.31	14
Hartford Moderate Allocation Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$14.50	$0.19	$0.53	$0.72	$(0.31)	$(1.01)	$—	$(1.32)	$13.90	5.40%(5)	$286,154	0.55%(6)	0.54%(6)	2.80%(6)	10%
C	14.41	0.13	0.52	0.65	(0.19)	(1.01)	—	(1.20)	13.86	4.91 (5)	6,388	1.37 (6)	1.37 (6)	1.97 (6)	10
I	14.59	0.21	0.52	0.73	(0.34)	(1.01)	—	(1.35)	13.97	5.49 (5)	10,231	0.29 (6)	0.29 (6)	3.11 (6)	10
R3	14.23	0.17	0.51	0.68	(0.25)	(1.01)	—	(1.26)	13.65	5.24 (5)	9,139	0.89 (6)	0.89 (6)	2.47 (6)	10
R4	14.53	0.19	0.53	0.72	(0.30)	(1.01)	—	(1.31)	13.94	5.39 (5)	2,937	0.58 (6)	0.58 (6)	2.76 (6)	10
R5	14.60	0.21	0.53	0.74	(0.34)	(1.01)	—	(1.35)	13.99	5.56 (5)	11,629	0.27 (6)	0.27 (6)	3.07 (6)	10
F	14.60	0.22	0.52	0.74	(0.36)	(1.01)	—	(1.37)	13.97	5.52 (5)	899	0.18 (6)	0.18 (6)	3.16 (6)	10
The accompanying notes are an integral part of these financial statements.

93

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Moderate Allocation Fund – (continued)
For the Year Ended October 31, 2025
A	$12.97	$0.28	$1.56	$1.84	$(0.31)	$—	$—	$(0.31)	$14.50	14.49%	$283,964	0.55%	0.55%	2.06%	39%
C	12.87	0.16	1.57	1.73	(0.19)	—	—	(0.19)	14.41	13.62	7,080	1.39	1.39	1.22	39
I	13.04	0.31	1.58	1.89	(0.34)	—	—	(0.34)	14.59	14.88	10,613	0.29	0.29	2.30	39
R3	12.73	0.22	1.54	1.76	(0.26)	—	—	(0.26)	14.23	14.07	8,884	0.90	0.90	1.70	39
R4	13.00	0.27	1.56	1.83	(0.30)	—	—	(0.30)	14.53	14.42	2,970	0.60	0.60	2.03	39
R5	13.06	0.31	1.57	1.88	(0.34)	—	—	(0.34)	14.60	14.78	10,930	0.29	0.29	2.33	39
F	13.05	0.34	1.57	1.91	(0.36)	—	—	(0.36)	14.60	14.98	908	0.18	0.18	2.53	39
For the Year Ended October 31, 2024
A	$10.73	$0.26	$2.22	$2.48	$(0.24)	$—	$—	$(0.24)	$12.97	23.38%	$278,692	0.55%	0.54%	2.15%	11%
C	10.65	0.17	2.19	2.36	(0.14)	—	—	(0.14)	12.87	22.32	7,230	1.38	1.38	1.38	11
I	10.79	0.30	2.22	2.52	(0.27)	—	—	(0.27)	13.04	23.67	8,084	0.27	0.27	2.41	11
R3	10.53	0.22	2.18	2.40	(0.20)	—	—	(0.20)	12.73	22.98	10,106	0.87	0.87	1.79	11
R4	10.75	0.26	2.23	2.49	(0.24)	—	—	(0.24)	13.00	23.42	3,079	0.58	0.58	2.09	11
R5	10.80	0.29	2.25	2.54	(0.28)	—	—	(0.28)	13.06	23.75	9,485	0.28	0.28	2.39	11
F	10.79	0.30	2.25	2.55	(0.29)	—	—	(0.29)	13.05	23.88	860	0.18	0.18	2.44	11
For the Year Ended October 31, 2023
A	$10.81	$0.21	$0.23	$0.44	$(0.22)	$(0.30)	$—	$(0.52)	$10.73	4.13%	$252,142	0.54%	0.54%	1.87%	22%
C	10.71	0.12	0.23	0.35	(0.11)	(0.30)	—	(0.41)	10.65	3.31	8,075	1.36	1.35	1.06	22
I	10.87	0.24	0.23	0.47	(0.25)	(0.30)	—	(0.55)	10.79	4.41	7,218	0.27	0.27	2.13	22
R3	10.61	0.17	0.22	0.39	(0.17)	(0.30)	—	(0.47)	10.53	3.78	9,159	0.88	0.88	1.54	22
R4	10.83	0.21	0.22	0.43	(0.21)	(0.30)	—	(0.51)	10.75	4.03	2,435	0.58	0.58	1.85	22
R5	10.87	0.24	0.24	0.48	(0.25)	(0.30)	—	(0.55)	10.80	4.49	7,032	0.28	0.28	2.14	22
F	10.87	0.25	0.23	0.48	(0.26)	(0.30)	—	(0.56)	10.79	4.52	474	0.18	0.18	2.23	22
For the Year Ended October 31, 2022
A	$13.86	$0.24	$(2.43)	$(2.19)	$(0.24)	$(0.62)	$—	$(0.86)	$10.81	(16.82)%	$275,568	0.53%	0.53%	1.97%	50%
C	13.69	0.14	(2.41)	(2.27)	(0.09)	(0.62)	—	(0.71)	10.71	(17.50)	9,847	1.34	1.34	1.13	50
I	13.93	0.28	(2.44)	(2.16)	(0.28)	(0.62)	—	(0.90)	10.87	(16.59)	8,541	0.26	0.26	2.28	50
R3	13.63	0.19	(2.39)	(2.20)	(0.20)	(0.62)	—	(0.82)	10.61	(17.15)	12,335	0.88	0.88	1.61	50
R4	13.89	0.23	(2.43)	(2.20)	(0.24)	(0.62)	—	(0.86)	10.83	(16.90)	2,582	0.59	0.59	1.89	50
R5	13.94	0.26	(2.43)	(2.17)	(0.28)	(0.62)	—	(0.90)	10.87	(16.65)	6,667	0.28	0.28	2.17	50
F	13.94	0.28	(2.44)	(2.16)	(0.29)	(0.62)	—	(0.91)	10.87	(16.58)	486	0.17	0.17	2.35	50
For the Year Ended October 31, 2021
A	$11.91	$0.11	$2.32	$2.43	$(0.19)	$(0.29)	$—	$(0.48)	$13.86	20.72%	$365,226	0.52%	0.52%	0.85%	14%
C	11.77	0.02	2.27	2.29	(0.08)	(0.29)	—	(0.37)	13.69	19.70	16,605	1.31	1.31	0.14	14
I	11.97	0.15	2.32	2.47	(0.22)	(0.29)	—	(0.51)	13.93	21.01	11,018	0.26	0.26	1.12	14
R3	11.72	0.06	2.28	2.34	(0.14)	(0.29)	—	(0.43)	13.63	20.27	15,765	0.87	0.87	0.48	14
R4	11.94	0.11	2.31	2.42	(0.18)	(0.29)	—	(0.47)	13.89	20.63	3,307	0.58	0.58	0.80	14
R5	11.98	0.14	2.33	2.47	(0.22)	(0.29)	—	(0.51)	13.94	20.97	7,685	0.27	0.27	1.07	14
F	11.98	0.16	2.32	2.48	(0.23)	(0.29)	—	(0.52)	13.94	21.09	555	0.17	0.17	1.20	14
The accompanying notes are an integral part of these financial statements.

94

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Moderately Aggressive Allocation Fund (formerly, The Hartford Growth Allocation Fund)
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$16.94	$0.17	$0.90	$1.07	$(0.25)	$(1.43)	$—	$(1.68)	$16.33	6.96%(5)	$542,922	0.53%(6)	0.53%(6)	2.11%(6)	10%
C	16.85	0.10	0.89	0.99	(0.11)	(1.43)	—	(1.54)	16.30	6.46 (5)	12,464	1.38 (6)	1.38 (6)	1.29 (6)	10
I	16.82	0.18	0.91	1.09	(0.29)	(1.43)	—	(1.72)	16.19	7.15 (5)	15,320	0.27 (6)	0.27 (6)	2.34 (6)	10
R3	16.40	0.14	0.87	1.01	(0.20)	(1.43)	—	(1.63)	15.78	6.78 (5)	5,320	0.88 (6)	0.88 (6)	1.77 (6)	10
R4	16.85	0.16	0.90	1.06	(0.24)	(1.43)	—	(1.67)	16.24	6.96 (5)	1,734	0.57 (6)	0.57 (6)	2.08 (6)	10
R5	16.99	0.19	0.90	1.09	(0.29)	(1.43)	—	(1.72)	16.36	7.08 (5)	5,221	0.26 (6)	0.26 (6)	2.36 (6)	10
F	16.85	0.20	0.89	1.09	(0.30)	(1.43)	—	(1.73)	16.21	7.18 (5)	1,245	0.16 (6)	0.16 (6)	2.50 (6)	10
For the Year Ended October 31, 2025
A	$14.90	$0.20	$2.30	$2.50	$(0.25)	$(0.21)	$—	$(0.46)	$16.94	17.26%	$535,910	0.55%	0.54%	1.31%	37%
C	14.81	0.07	2.29	2.36	(0.11)	(0.21)	—	(0.32)	16.85	16.26	13,399	1.39	1.39	0.49	37
I	14.80	0.24	2.28	2.52	(0.29)	(0.21)	—	(0.50)	16.82	17.56	14,051	0.28	0.28	1.55	37
R3	14.43	0.15	2.22	2.37	(0.19)	(0.21)	—	(0.40)	16.40	16.87	5,625	0.87	0.87	0.99	37
R4	14.82	0.22	2.27	2.49	(0.25)	(0.21)	—	(0.46)	16.85	17.26	1,834	0.58	0.58	1.43	37
R5	14.94	0.24	2.31	2.55	(0.29)	(0.21)	—	(0.50)	16.99	17.60	4,983	0.26	0.26	1.58	37
F	14.83	0.26	2.28	2.54	(0.31)	(0.21)	—	(0.52)	16.85	17.65	1,237	0.16	0.16	1.66	37
For the Year Ended October 31, 2024
A	$11.82	$0.21	$3.07	$3.28	$(0.20)	$—	$—	$(0.20)	$14.90	28.02%	$501,817	0.54%	0.53%	1.48%	9%
C	11.74	0.09	3.07	3.16	(0.09)	—	—	(0.09)	14.81	26.98	14,200	1.38	1.38	0.68	9
I	11.75	0.24	3.05	3.29	(0.24)	—	—	(0.24)	14.80	28.29	12,230	0.26	0.26	1.73	9
R3	11.46	0.16	2.98	3.14	(0.17)	—	—	(0.17)	14.43	27.58	5,694	0.88	0.88	1.17	9
R4	11.77	0.20	3.05	3.25	(0.20)	—	—	(0.20)	14.82	27.86	2,158	0.57	0.57	1.42	9
R5	11.85	0.24	3.09	3.33	(0.24)	—	—	(0.24)	14.94	28.38	4,240	0.26	0.26	1.70	9
F	11.76	0.25	3.07	3.32	(0.25)	—	—	(0.25)	14.83	28.55	1,004	0.16	0.16	1.79	9
For the Year Ended October 31, 2023
A	$11.99	$0.18	$0.41	$0.59	$(0.24)	$(0.52)	$—	$(0.76)	$11.82	5.04%	$434,170	0.54%	0.54%	1.47%	25%
C	11.90	0.08	0.40	0.48	(0.12)	(0.52)	—	(0.64)	11.74	4.14	15,381	1.37	1.37	0.67	25
I	11.93	0.21	0.40	0.61	(0.27)	(0.52)	—	(0.79)	11.75	5.30	8,516	0.26	0.26	1.76	25
R3	11.65	0.13	0.40	0.53	(0.20)	(0.52)	—	(0.72)	11.46	4.67	5,663	0.87	0.87	1.13	25
R4	11.93	0.18	0.40	0.58	(0.22)	(0.52)	—	(0.74)	11.77	5.05	1,775	0.58	0.58	1.52	25
R5	12.03	0.21	0.40	0.61	(0.27)	(0.52)	—	(0.79)	11.85	5.24	3,936	0.26	0.26	1.74	25
F	11.94	0.22	0.40	0.62	(0.28)	(0.52)	—	(0.80)	11.76	5.40	648	0.16	0.16	1.84	25
For the Year Ended October 31, 2022
A	$15.72	$0.26	$(2.85)	$(2.59)	$(0.30)	$(0.84)	$—	$(1.14)	$11.99	(17.73)%	$450,709	0.53%	0.53%	1.95%	45%
C	15.58	0.15	(2.84)	(2.69)	(0.15)	(0.84)	—	(0.99)	11.90	(18.38)	18,666	1.35	1.35	1.12	45
I	15.63	0.30	(2.83)	(2.53)	(0.33)	(0.84)	—	(1.17)	11.93	(17.44)	8,972	0.25	0.25	2.21	45
R3	15.31	0.21	(2.78)	(2.57)	(0.25)	(0.84)	—	(1.09)	11.65	(18.00)	5,693	0.87	0.87	1.61	45
R4	15.64	0.26	(2.84)	(2.58)	(0.29)	(0.84)	—	(1.13)	11.93	(17.72)	2,087	0.57	0.57	1.92	45
R5	15.75	0.30	(2.85)	(2.55)	(0.33)	(0.84)	—	(1.17)	12.03	(17.42)	3,678	0.27	0.27	2.23	45
F	15.65	0.33	(2.85)	(2.52)	(0.35)	(0.84)	—	(1.19)	11.94	(17.38)	521	0.16	0.16	2.42	45
For the Year Ended October 31, 2021
A	$12.75	$0.11	$3.42	$3.53	$(0.19)	$(0.37)	$—	$(0.56)	$15.72	28.32%	$591,999	0.53%	0.52%	0.76%	14%
C	12.64	(0.00)(10)	3.39	3.39	(0.08)	(0.37)	—	(0.45)	15.58	27.24	29,186	1.33	1.33	0.03	14
I	12.69	0.15	3.39	3.54	(0.23)	(0.37)	—	(0.60)	15.63	28.57	11,997	0.29	0.29	0.99	14
R3	12.44	0.06	3.33	3.39	(0.15)	(0.37)	—	(0.52)	15.31	27.85	6,848	0.87	0.87	0.42	14
R4	12.69	0.10	3.40	3.50	(0.18)	(0.37)	—	(0.55)	15.64	28.17	3,069	0.57	0.57	0.71	14
R5	12.78	0.16	3.41	3.57	(0.23)	(0.37)	—	(0.60)	15.75	28.58	4,796	0.26	0.26	1.05	14
F	12.70	0.15	3.41	3.56	(0.24)	(0.37)	—	(0.61)	15.65	28.74	828	0.15	0.15	1.02	14
The accompanying notes are an integral part of these financial statements.

95

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Multi-Asset Income Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$20.04	$0.56	$0.33	$0.89	$(0.64)	$—	$—	$(0.64)	$20.29	4.53%(5)	$447,454	1.07%(6)	1.07%(6)	5.60%(6)	65%(11)
C	20.23	0.49	0.33	0.82	(0.55)	—	—	(0.55)	20.50	4.13 (5)	13,209	1.83 (6)	1.83 (6)	4.84 (6)	65 (11)
I	19.96	0.59	0.34	0.93	(0.68)	—	—	(0.68)	20.21	4.72 (5)	49,900	0.78 (6)	0.78 (6)	5.91 (6)	65 (11)
R3	20.48	0.54	0.33	0.87	(0.60)	—	—	(0.60)	20.75	4.34 (5)	590	1.39 (6)	1.38 (6)	5.30 (6)	65 (11)
R4	20.50	0.57	0.34	0.91	(0.64)	—	—	(0.64)	20.77	4.51 (5)	666	1.08 (6)	1.08 (6)	5.59 (6)	65 (11)
R5	20.46	0.60	0.34	0.94	(0.67)	—	—	(0.67)	20.73	4.69 (5)	98	0.79 (6)	0.79 (6)	5.89 (6)	65 (11)
R6	20.44	0.61	0.35	0.96	(0.69)	—	—	(0.69)	20.71	4.76 (5)	196	0.67 (6)	0.67 (6)	6.01 (6)	65 (11)
Y	20.47	0.60	0.34	0.94	(0.67)	—	—	(0.67)	20.74	4.70 (5)	2,625	0.78 (6)	0.78 (6)	5.89 (6)	65 (11)
F	19.93	0.60	0.34	0.94	(0.69)	—	—	(0.69)	20.18	4.79 (5)	56,442	0.67 (6)	0.67 (6)	6.01 (6)	65 (11)
For the Year Ended October 31, 2025
A	$19.24	$1.18	$0.86	$2.04	$(1.24)	$—	$—	$(1.24)	$20.04	11.03%	$454,003	1.08%	1.07%	6.09%	117%(11)
C	19.39	1.04	0.87	1.91	(1.07)	—	—	(1.07)	20.23	10.20	14,395	1.82	1.82	5.34	117 (11)
I	19.18	1.23	0.85	2.08	(1.30)	—	—	(1.30)	19.96	11.33	45,415	0.78	0.78	6.36	117 (11)
R3	19.62	1.14	0.88	2.02	(1.16)	—	—	(1.16)	20.48	10.72	563	1.39	1.38	5.78	117 (11)
R4	19.65	1.20	0.88	2.08	(1.23)	—	—	(1.23)	20.50	11.03	625	1.09	1.09	6.08	117 (11)
R5	19.62	1.26	0.88	2.14	(1.30)	—	—	(1.30)	20.46	11.37	93	0.79	0.79	6.40	117 (11)
R6	19.61	1.28	0.88	2.16	(1.33)	—	—	(1.33)	20.44	11.47	191	0.67	0.67	6.49	117 (11)
Y	19.63	1.26	0.88	2.14	(1.30)	—	—	(1.30)	20.47	11.37	2,575	0.78	0.78	6.37	117 (11)
F	19.15	1.25	0.86	2.11	(1.33)	—	—	(1.33)	19.93	11.48	51,277	0.67	0.67	6.49	117 (11)
For the Year Ended October 31, 2024
A	$17.32	$0.85	$1.87	$2.72	$(0.80)	$—	$—	$(0.80)	$19.24	15.87%(12)	$461,475	1.05%	1.05%	4.49%	187%(11)
C	17.43	0.70	1.90	2.60	(0.64)	—	—	(0.64)	19.39	15.01 (12)	18,603	1.79	1.79	3.71	187 (11)
I	17.27	0.90	1.87	2.77	(0.86)	—	—	(0.86)	19.18	16.24 (12)	46,490	0.76	0.76	4.77	187 (11)
R3	17.64	0.81	1.91	2.72	(0.74)	—	—	(0.74)	19.62	15.52 (12)	604	1.38	1.34	4.21	187 (11)
R4	17.67	0.86	1.92	2.78	(0.80)	—	—	(0.80)	19.65	15.85 (12)	565	1.08	1.08	4.47	187 (11)
R5	17.65	0.92	1.91	2.83	(0.86)	—	—	(0.86)	19.62	16.20 (12)	87	0.78	0.78	4.79	187 (11)
R6	17.65	0.92	1.92	2.84	(0.88)	—	—	(0.88)	19.61	16.29 (12)	179	0.66	0.66	4.78	187 (11)
Y	17.66	0.91	1.92	2.83	(0.86)	—	—	(0.86)	19.63	16.20 (12)	2,671	0.77	0.77	4.73	187 (11)
F	17.25	0.92	1.86	2.78	(0.88)	—	—	(0.88)	19.15	16.32 (12)	55,936	0.66	0.66	4.88	187 (11)
For the Year Ended October 31, 2023
A	$17.38	$0.72	$0.16	$0.88	$(0.91)	$—	$(0.03)	$(0.94)	$17.32	5.05%	$449,939	1.04%	1.04%	4.00%	65%(11)
C	17.46	0.59	0.17	0.76	(0.77)	—	(0.02)	(0.79)	17.43	4.30	24,323	1.78	1.78	3.23	65 (11)
I	17.34	0.77	0.16	0.93	(0.97)	—	(0.03)	(1.00)	17.27	5.36	50,602	0.74	0.74	4.28	65 (11)
R3	17.68	0.68	0.16	0.84	(0.85)	—	(0.03)	(0.88)	17.64	4.71	629	1.37	1.33	3.71	65 (11)
R4	17.71	0.73	0.16	0.89	(0.90)	—	(0.03)	(0.93)	17.67	5.01	491	1.07	1.07	3.97	65 (11)
R5	17.70	0.78	0.17	0.95	(0.97)	—	(0.03)	(1.00)	17.65	5.32	83	0.77	0.77	4.27	65 (11)
R6	17.70	0.80	0.17	0.97	(0.99)	—	(0.03)	(1.02)	17.65	5.46	296	0.65	0.65	4.37	65 (11)
Y	17.72	0.79	0.15	0.94	(0.97)	—	(0.03)	(1.00)	17.66	5.28	3,929	0.76	0.76	4.28	65 (11)
F	17.33	0.79	0.15	0.94	(0.99)	—	(0.03)	(1.02)	17.25	5.41	55,821	0.65	0.65	4.38	65 (11)
The accompanying notes are an integral part of these financial statements.

96

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Multi-Asset Income Fund – (continued)
For the Year Ended October 31, 2022
A	$21.77	$0.55	$(3.44)	$(2.89)	$(0.60)	$(0.90)	$—	$(1.50)	$17.38	(14.00)%	$477,899	1.02%	1.02%	2.87%	59%(11)
C	21.85	0.41	(3.46)	(3.05)	(0.44)	(0.90)	—	(1.34)	17.46	(14.67)	35,188	1.75	1.75	2.10	59 (11)
I	21.74	0.61	(3.45)	(2.84)	(0.66)	(0.90)	—	(1.56)	17.34	(13.79)	63,158	0.72	0.72	3.13	59 (11)
R3	22.11	0.50	(3.50)	(3.00)	(0.53)	(0.90)	—	(1.43)	17.68	(14.27)	571	1.35	1.33	2.53	59 (11)
R4	22.16	0.55	(3.51)	(2.96)	(0.59)	(0.90)	—	(1.49)	17.71	(14.08)	702	1.05	1.05	2.82	59 (11)
R5	22.15	0.62	(3.51)	(2.89)	(0.66)	(0.90)	—	(1.56)	17.70	(13.79)	83	0.75	0.75	3.13	59 (11)
R6	22.15	0.64	(3.51)	(2.87)	(0.68)	(0.90)	—	(1.58)	17.70	(13.68)	310	0.64	0.64	3.27	59 (11)
Y	22.17	0.60	(3.49)	(2.89)	(0.66)	(0.90)	—	(1.56)	17.72	(13.78)	4,179	0.74	0.74	3.05	59 (11)
F	21.72	0.63	(3.44)	(2.81)	(0.68)	(0.90)	—	(1.58)	17.33	(13.67)	64,831	0.64	0.64	3.25	59 (11)
For the Year Ended October 31, 2021
A	$19.61	$0.58	$2.15	$2.73	$(0.57)	$—	$—	$(0.57)	$21.77	14.01%	$622,085	1.01%	1.00%	2.69%	63%(11)
C	19.65	0.41	2.18	2.59	(0.39)	—	—	(0.39)	21.85	13.23	59,640	1.73	1.73	1.93	63 (11)
I	19.58	0.64	2.16	2.80	(0.64)	—	—	(0.64)	21.74	14.41	99,967	0.70	0.70	2.99	63 (11)
R3	19.89	0.52	2.20	2.72	(0.50)	—	—	(0.50)	22.11	13.75	1,044	1.34	1.26	2.39	63 (11)
R4	19.95	0.59	2.19	2.78	(0.57)	—	—	(0.57)	22.16	13.99	971	1.04	1.04	2.69	63 (11)
R5	19.94	0.64	2.20	2.84	(0.63)	—	—	(0.63)	22.15	14.35	154	0.74	0.74	2.95	63 (11)
R6	19.95	0.67	2.19	2.86	(0.66)	—	—	(0.66)	22.15	14.44	342	0.63	0.63	3.07	63 (11)
Y	19.96	0.64	2.21	2.85	(0.64)	—	—	(0.64)	22.17	14.35	7,238	0.73	0.73	2.95	63 (11)
F	19.57	0.65	2.16	2.81	(0.66)	—	—	(0.66)	21.72	14.47	84,040	0.63	0.63	3.06	63 (11)
Hartford Real Asset Fund (Consolidated)
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$9.67	$0.12	$1.62	$1.74	$(0.35)	$—	$—	$(0.35)	$11.06	18.47%(5)	$28,742	1.67%(6)	1.25%(6)	2.44%(6)	61%
C	9.35	0.08	1.58	1.66	(0.27)	—	—	(0.27)	10.74	18.17 (5)	426	2.55 (6)	2.00 (6)	1.68 (6)	61
I	9.69	0.14	1.62	1.76	(0.37)	—	—	(0.37)	11.08	18.73 (5)	17,674	1.39 (6)	1.00 (6)	2.69 (6)	61
R3	9.72	0.11	1.62	1.73	(0.32)	—	—	(0.32)	11.13	18.28 (5)	153	2.01 (6)	1.50 (6)	2.20 (6)	61
R4	9.72	0.13	1.62	1.75	(0.35)	—	—	(0.35)	11.12	18.53 (5)	33	1.70 (6)	1.20 (6)	2.50 (6)	61
R5	9.61	0.14	1.60	1.74	(0.38)	—	—	(0.38)	10.97	18.63 (5)	34	1.41 (6)	0.95 (6)	2.85 (6)	61
R6	9.69	0.14	1.61	1.75	(0.38)	—	—	(0.38)	11.06	18.65 (5)	200	1.30 (6)	0.90 (6)	2.77 (6)	61
Y	9.69	0.14	1.62	1.76	(0.38)	—	—	(0.38)	11.07	18.75 (5)	11,973	1.41 (6)	0.90 (6)	2.80 (6)	61
F	9.70	0.14	1.62	1.76	(0.38)	—	—	(0.38)	11.08	18.73 (5)	10,586	1.30 (6)	0.90 (6)	2.80 (6)	61
For the Year Ended October 31, 2025
A	$8.88	$0.28	$0.81	$1.09	$(0.30)	$—	$—	$(0.30)	$9.67	12.90%	$23,913	1.68%	1.25%	3.08%	149%
C	8.60	0.20	0.79	0.99	(0.24)	—	—	(0.24)	9.35	11.95	451	2.53	2.00	2.27	149
I	8.90	0.30	0.81	1.11	(0.32)	—	—	(0.32)	9.69	13.16	13,224	1.38	1.00	3.32	149
R3	8.93	0.25	0.82	1.07	(0.28)	—	—	(0.28)	9.72	12.54	170	2.01	1.50	2.80	149
R4	8.93	0.28	0.82	1.10	(0.31)	—	—	(0.31)	9.72	12.88	28	1.71	1.20	3.12	149
R5	8.83	0.31	0.80	1.11	(0.33)	—	—	(0.33)	9.61	13.21	48	1.41	0.95	3.42	149
R6	8.90	0.31	0.81	1.12	(0.33)	—	—	(0.33)	9.69	13.28	158	1.29	0.90	3.44	149
Y	8.91	0.30	0.81	1.11	(0.33)	—	—	(0.33)	9.69	13.15	14,996	1.39	0.90	3.33	149
F	8.91	0.31	0.81	1.12	(0.33)	—	—	(0.33)	9.70	13.26	8,537	1.29	0.90	3.43	149
The accompanying notes are an integral part of these financial statements.

97

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Real Asset Fund (Consolidated) – (continued)
For the Year Ended October 31, 2024
A	$8.53	$0.27	$0.43	$0.70	$(0.35)	$—	$—	$(0.35)	$8.88	8.23%	$23,625	1.52%	1.25%	3.06%	198%
C	8.26	0.20	0.42	0.62	(0.28)	—	—	(0.28)	8.60	7.52	667	2.31	2.00	2.34	198
I	8.55	0.29	0.43	0.72	(0.37)	—	—	(0.37)	8.90	8.49	12,903	1.25	1.00	3.26	198
R3	8.57	0.25	0.43	0.68	(0.32)	—	—	(0.32)	8.93	8.04	165	1.85	1.50	2.79	198
R4	8.57	0.28	0.43	0.71	(0.35)	—	—	(0.35)	8.93	8.36	25	1.55	1.20	3.14	198
R5	8.48	0.23	0.49	0.72	(0.37)	—	—	(0.37)	8.83	8.62	51	1.25	0.95	2.62	198
R6	8.55	0.29	0.44	0.73	(0.38)	—	—	(0.38)	8.90	8.60	47	1.14	0.90	3.29	198
Y	8.55	0.30	0.44	0.74	(0.38)	—	—	(0.38)	8.91	8.72	31,319	1.24	0.90	3.46	198
F	8.55	0.30	0.44	0.74	(0.38)	—	—	(0.38)	8.91	8.72	10,607	1.14	0.90	3.39	198
For the Year Ended October 31, 2023
A	$8.38	$0.27	$0.28	$0.55	$(0.40)	$—	$—	$(0.40)	$8.53	6.65%	$26,304	1.50%	1.25%	3.06%	171%
C	8.18	0.19	0.28	0.47	(0.39)	—	—	(0.39)	8.26	5.83	1,759	2.25	2.00	2.31	171
I	8.38	0.28	0.29	0.57	(0.40)	—	—	(0.40)	8.55	6.93	25,030	1.22	1.00	3.26	171
R3	8.43	0.25	0.29	0.54	(0.40)	—	—	(0.40)	8.57	6.45	144	1.83	1.50	2.88	171
R4	8.42	0.27	0.28	0.55	(0.40)	—	—	(0.40)	8.57	6.62	23	1.53	1.20	3.14	171
R5	8.31	0.29	0.28	0.57	(0.40)	—	—	(0.40)	8.48	6.99	304	1.23	0.95	3.42	171
R6	8.37	0.30	0.28	0.58	(0.40)	—	—	(0.40)	8.55	7.07	18	1.12	0.90	3.49	171
Y	8.37	0.29	0.29	0.58	(0.40)	—	—	(0.40)	8.55	7.07	42,085	1.21	0.90	3.38	171
F	8.38	0.29	0.28	0.57	(0.40)	—	—	(0.40)	8.55	6.94	24,451	1.12	0.90	3.34	171
For the Year Ended October 31, 2022
A	$10.41	$0.29	$(0.64)	$(0.35)	$(1.26)	$(0.42)	$—	$(1.68)	$8.38	(4.05)%	$30,352	1.48%	1.25%	3.21%	206%
C	10.20	0.22	(0.64)	(0.42)	(1.18)	(0.42)	—	(1.60)	8.18	(4.84)	2,180	2.27	2.00	2.61	206
I	10.42	0.32	(0.66)	(0.34)	(1.28)	(0.42)	—	(1.70)	8.38	(3.89)	50,840	1.19	1.00	3.57	206
R3	10.47	0.26	(0.65)	(0.39)	(1.23)	(0.42)	—	(1.65)	8.43	(4.40)	109	1.81	1.50	2.81	206
R4	10.46	0.30	(0.66)	(0.36)	(1.26)	(0.42)	—	(1.68)	8.42	(4.08)	21	1.51	1.20	3.34	206
R5	10.35	0.30	(0.63)	(0.33)	(1.29)	(0.42)	—	(1.71)	8.31	(3.86)	270	1.21	0.95	3.36	206
R6 (13)	9.11	0.23	(0.97)(8)	(0.74)	—	—	—	—	8.37	(8.13)(5)	9	1.08 (6)	0.90 (6)	3.97 (6)	206
Y	10.41	0.32	(0.65)	(0.33)	(1.29)	(0.42)	—	(1.71)	8.37	(3.79)	46,879	1.20	0.90	3.55	206
F	10.42	0.33	(0.66)	(0.33)	(1.29)	(0.42)	—	(1.71)	8.38	(3.78)	21,693	1.09	0.90	3.74	206
For the Year Ended October 31, 2021
A	$7.76	$0.20	$2.69	$2.89	$(0.24)	$—	$—	$(0.24)	$10.41	37.82%	$18,783	1.54%	1.25%	2.11%	202%(14)
C	7.60	0.09	2.68	2.77	(0.17)	—	—	(0.17)	10.20	36.89	659	2.36	2.00	1.01	202 (14)
I	7.76	0.22	2.70	2.92	(0.26)	—	—	(0.26)	10.42	38.30	17,266	1.20	0.99	2.31	202 (14)
R3	7.80	0.17	2.71	2.88	(0.21)	—	—	(0.21)	10.47	37.54	120	1.83	1.50	1.83	202 (14)
R4	7.79	0.19	2.72	2.91	(0.24)	—	—	(0.24)	10.46	38.00	13	1.53	1.20	2.03	202 (14)
R5	7.71	0.23	2.67	2.90	(0.26)	—	—	(0.26)	10.35	38.36	310	1.23	0.95	2.41	202 (14)
Y	7.76	0.23	2.69	2.92	(0.27)	—	—	(0.27)	10.41	38.31	60,539	1.20	0.90	2.45	202 (14)
F	7.76	0.20	2.73	2.93	(0.27)	—	—	(0.27)	10.42	38.45	2,226	1.11	0.90	2.20	202 (14)
Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford Schroders Diversified Growth Fund)
For the Six-Month Period Ended April 30, 2026 (Unaudited)
I	$12.88	$0.14	$0.63	$0.77	$(0.57)	$—	$—	$(0.57)	$13.08	6.17%(5)	$153	0.82%(6)	0.80%(6)	2.26%(6)	24%
SDR	12.88	0.15	0.64	0.79	(0.59)	—	—	(0.59)	13.08	6.34 (5)	163,829	0.69 (6)	0.65 (6)	2.40 (6)	24
For the Year Ended October 31, 2025
I	$11.67	$0.26	$1.39	$1.65	$(0.20)	$(0.24)	$—	$(0.44)	$12.88	14.58%	$144	0.88%	0.80%	2.22%	79%
SDR	11.67	0.28	1.39	1.67	(0.22)	(0.24)	—	(0.46)	12.88	14.76	153,173	0.72	0.65	2.35	79
The accompanying notes are an integral part of these financial statements.

98

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford Schroders Diversified Growth Fund) – (continued)
For the Year Ended October 31, 2024
I	$9.64	$0.27	$1.85	$2.12	$(0.07)	$(0.02)	$—	$(0.09)	$11.67	22.06%	$126	0.89%	0.80%	2.42%	51%
SDR	9.64	0.28	1.85	2.13	(0.08)	(0.02)	—	(0.10)	11.67	22.25	77,264	0.79	0.65	2.54	51
For the Period Ended October 31, 2023(15)
I	$10.00	$0.04	$(0.40)	$(0.36)	$—	$—	$—	$—	$9.64	(3.60)%(5)	$96	2.04%(6)	0.80%(6)	3.72%(6)	15%(16)
SDR	10.00	0.02	(0.38)	(0.36)	—	—	—	—	9.64	(3.60)(5)	49,413	1.85 (6)	0.65 (6)	2.08 (6)	15 (16)

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Ratios do not include expenses of the Affiliated Investment Companies and/or other investment companies, if applicable.
(5)	Not annualized.
(6)	Annualized.
(7)	Commenced operations as of the close of business on October 25, 2024.
(8)
Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(9)	Ratios reflect the impact of a shorter period and may not be indicative of the ratio for a full year.
(10)	Per share amount is less than $0.005.
(11)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 171% for the six-month period ended April 30,
2026 and 347%, 209%, 70%, 62% and 63% for the fiscal years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

(12)
Includes reimbursement from sub-adviser due to trade error. Without the reimbursement, the Fund’s total return for Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6,
Class Y and Class F would have been 15.75%, 14.95%, 16.18%, 15.47%, 15.74%, 16.14%, 16.23%, 16.14% and 16.20%, respectively.

(13)	Commenced operations on February 28, 2022.
(14)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 202% and 319% for the fiscal years ended
October 31, 2021 and October 31, 2020, respectively.

(15)	Commenced operations on September 20, 2023.
(16)	Reflects the Fund’s portfolio turnover for the period September 20, 2023 through October 31, 2023.
The accompanying notes are an integral part of these financial statements.

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 Notes to Financial Statements
 April 30, 2026 (Unaudited)

1.
Organization:
The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a "Company" and collectively, the "Companies") are each an open-end registered management investment company comprised of thirty-six and twelve series, respectively, as of April 30, 2026. Financial statements for the series of each Company listed below (each a "Fund" and collectively, the "Funds") are included in this report.
The Hartford Mutual Funds, Inc.:	Classes
The Hartford Balanced Income Fund (the "Balanced Income Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Checks and Balances Fund (the "Checks and Balances Fund")	A, C, I, R3, R4, R5 and F
The Hartford Conservative Allocation Fund (the "Conservative Allocation Fund")	A, C, I, R3, R4, R5, Y and F
Hartford Moderate Allocation Fund (the "Moderate Allocation Fund")	A, C, I, R3, R4, R5 and F
Hartford Moderately Aggressive Allocation Fund (the "Moderately Aggressive Allocation Fund") (formerly, The Hartford Growth Allocation Fund)	A, C, I, R3, R4, R5 and F
Hartford Multi-Asset Income Fund (the "Multi-Asset Income Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford Real Asset Fund (the "Real Asset Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Mutual Funds II, Inc.:
Hartford Schroders Diversified Opportunities Fund (the "Diversified Opportunities Fund") (formerly, Hartford Schroders Diversified Growth Fund)	I and SDR
Class A shares of each Fund that offers Class A shares are sold with a front-end sales charge of up to 5.50%. Class C shares of each Fund that offers Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y, F and SDR shares do not have a sales charge.
Each of the Checks and Balances Fund, Conservative Allocation Fund, Moderate Allocation Fund, and Moderately Aggressive Allocation Fund invested in affiliated mutual funds and affiliated exchange-traded funds ("Affiliated Investment Companies") during the six-month period ended April 30, 2026. Collectively, the Moderate Allocation Fund, Moderately Aggressive Allocation Fund and Conservative Allocation Fund are referred to as the "Asset Allocation Funds."
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices

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 April 30, 2026 (Unaudited)

obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, each Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of each Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign

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 April 30, 2026 (Unaudited)

equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, such Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which such Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements. As of April 30, 2026, there were no repurchase agreements purchased through joint trading accounts.

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 April 30, 2026 (Unaudited)

g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business  on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of each Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by each Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of each Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the respective Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each of Balanced Income Fund and Checks and Balances Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year. The policy of each of Conservative Allocation Fund, Moderate Allocation Fund, Moderately Aggressive Allocation Fund, Real Asset Fund and Diversified Opportunities Fund is to pay dividends from net investment income and realized gains, if any; at least once a year. Normally, dividends from net investment income of Multi-Asset Income Fund are declared and paid monthly and dividends from realized gains, if any, are paid at least once a year.
Long-term capital gains distributions received from other investment companies, if applicable, are distributed at least annually, when required. Unless shareholders specify otherwise, all dividends and distributions from a Fund will be automatically reinvested in additional full or fractional shares of the Fund.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
h)
Basis for Consolidation – Each of Real Asset Fund and Diversified Opportunities Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of such Fund (each a "Subsidiary"). Each Subsidiary is organized under the laws of the Cayman Islands and is consolidated in the respective Fund’s financial statements. All intercompany balances, revenues, and expenses have been eliminated in consolidation. A Subsidiary of a Fund acts as an investment vehicle in order to enter into certain investments (primarily commodities) for the Fund consistent with the investment objectives and policies specified in its prospectus and statement of additional information.
i)
Segment Reporting – The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund’s financial statements and financial highlights.
3.
Securities and Other Investments:
The following sets forth a description of securities and other investments for each of Balanced Income Fund, Multi-Asset Income Fund, Real Asset Fund and Diversified Opportunities Fund.
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of April 30, 2026.
A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and

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 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

mortgage terms. Although each Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, each Fund realizes a gain or loss. In a TBA roll transaction, each Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of April 30, 2026.
c)
Senior Floating Rate Interests – A Fund may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of April 30, 2026.
d)
Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of April 30, 2026.
e)
Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund's Schedule of Investments, if applicable, for inflation-indexed bonds as of April 30, 2026.
f)
Equity Linked Securities – A Fund may invest in equity linked securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity. Since equity linked securities are in note form, equity linked securities are also subject to certain debt securities risks. Investments in equity linked securities are also subject to liquidity risk, which may make equity linked securities difficult to sell and value. See each Fund's  Schedule of Investments, if applicable, for equity linked securities as of April 30, 2026.

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 April 30, 2026 (Unaudited)

g)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2026.
4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by each of Balanced Income Fund, Multi-Asset Income Fund, Real Asset Fund and Diversified Opportunities Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2026, each of Balanced Income Fund, Multi-Asset Income Fund, Real Asset Fund and Diversified Opportunities Fund had used futures contracts.
b)
Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended April 30, 2026, each of Balanced Income Fund, Multi-Asset Income Fund, Real Asset Fund and Diversified Opportunities Fund had used foreign currency contracts.
c)
Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange ("exchange-traded options"). A Fund may write (sell) covered call and put options on futures, swaps ("swaptions"), securities, commodities or currencies. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call)

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 April 30, 2026 (Unaudited)

or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statement of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the six-month period ended April 30, 2026, the Multi-Asset Income Fund had used options contracts.
d)
Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
To seek to mitigate counterparty risk associated with OTC swaps, a Fund may enter into a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer

106

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A "seller’s" exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the six-month period ended April 30, 2026, each of Balanced Income Fund, Multi-Asset Income Fund and Diversified Opportunities Fund had used credit default swap contracts.
Interest Rate Swap Contracts – A Fund may use interest rate swaps to hedge interest rate and duration risk. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. Secured Overnight Financing Rate (“SOFR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.
If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract.
During the six-month period ended April 30, 2026, the Balanced Income Fund and Multi-Asset Income Fund had used interest rate swap contracts.
Total Return Swap Contracts – Certain Funds may invest in total return swap contracts in pursuit of the Fund's investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as SOFR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.
Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. A Fund is also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
During the six-month period ended April 30, 2026, each of Multi-Asset Income Fund and Diversified Opportunities Fund had used total return swap contracts.

107

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

e)
Additional Derivative Instrument Information:
Balanced Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$2,133,816	$—	$—	$—	$—	$2,133,816
Unrealized appreciation on foreign currency contracts	—	1,352,961	—	—	—	1,352,961
Unrealized appreciation on swap contracts(2)	—	—	402,933	—	—	402,933
Total	$2,133,816	$1,352,961	$402,933	$—	$—	$3,889,710
Liabilities:
Unrealized depreciation on futures contracts(1)	$3,037,148	$—	$—	$—	$—	$3,037,148
Unrealized depreciation on foreign currency contracts	—	2,148,580	—	—	—	2,148,580
Unrealized depreciation on swap contracts(2)	122,545	—	442,763	—	—	565,308
Total	$3,159,693	$2,148,580	$442,763	$—	$—	$5,751,036

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$2,211,433	$—	$—	$—	$—	$2,211,433
Net realized gain (loss) on swap contracts	34,404	—	(318,184)	—	—	(283,780)
Net realized gain (loss) on foreign currency contracts	—	742,405	—	—	—	742,405
Total	$2,245,837	$742,405	$(318,184)	$—	$—	$2,670,058
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(2,605,040)	$—	$—	$—	$—	$(2,605,040)
Net change in unrealized appreciation (depreciation) of swap contracts	(122,545)	—	156,837	—	—	34,292
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(2,495,717)	—	—	—	(2,495,717)
Total	$(2,727,585)	$(2,495,717)	$156,837	$—	$—	$(5,066,465)
For the period ended April 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1,581
Futures Contracts Number of Short Contracts	(2,169)
Swap Contracts at Notional Amount	$75,562,940
Foreign Currency Contracts Purchased at Contract Amount	$29,834,933
Foreign Currency Contracts Sold at Contract Amount	$143,155,408

108

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Multi-Asset Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$40,258	$—	$—	$—	$40,258
Unrealized appreciation on futures contracts(1)	332,062	—	—	2,263,854	—	2,595,916
Unrealized appreciation on foreign currency contracts	—	328,212	—	—	—	328,212
Unrealized appreciation on swap contracts(2)	497,379	—	110,524	169,054	—	776,957
Total	$829,441	$368,470	$110,524	$2,432,908	$—	$3,741,343
Liabilities:
Unrealized depreciation on futures contracts(1)	$2,650,522	$—	$—	$92,096	$—	$2,742,618
Unrealized depreciation on foreign currency contracts	—	620,972	—	—	—	620,972
Written options, market value	—	49,723	—	—	—	49,723
Unrealized depreciation on swap contracts(2)	96,163	—	168,239	266,207	—	530,609
Total	$2,746,685	$670,695	$168,239	$358,303	$—	$3,943,922

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$(1,084)	$—	$—	$—	$(1,084)
Net realized gain (loss) on futures contracts	(668,852)	—	—	(587,549)	—	(1,256,401)
Net realized gain (loss) on written options contracts	659,628	—	—	—	—	659,628
Net realized gain (loss) on swap contracts	(122,880)	—	19,131	(48,509)	—	(152,258)
Net realized gain (loss) on foreign currency contracts	—	508,077	—	—	—	508,077
Total	$(132,104)	$506,993	$19,131	$(636,058)	$—	$(242,038)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$4,708	$(4,807)	$—	$—	$—	$(99)
Net change in unrealized appreciation (depreciation) of futures contracts	(3,000,381)	—	—	1,170,637	—	(1,829,744)
Net change in unrealized appreciation (depreciation) of written options contracts	—	(3,856)	—	—	—	(3,856)
Net change in unrealized appreciation (depreciation) of swap contracts	187,512	—	(24,706)	(128,077)	—	34,729
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(954,313)	—	—	—	(954,313)
Total	$(2,808,161)	$(962,976)	$(24,706)	$1,042,560	$—	$(2,753,283)

109

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Multi-Asset Income Fund – (continued)
For the period ended April 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$1,623,500
Futures Contracts Number of Long Contracts	1,710
Futures Contracts Number of Short Contracts	(465)
Written Options at Notional Amount	$(11,178,000)
Swap Contracts at Notional Amount	$940,623,545
Foreign Currency Contracts Purchased at Contract Amount	$20,249,755
Foreign Currency Contracts Sold at Contract Amount	$56,496,065
Real Asset Fund (Consolidated)
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$—	$1,008,057	$1,008,057
Unrealized appreciation on foreign currency contracts	—	49	—	—	—	49
Total	$—	$49	$—	$—	$1,008,057	$1,008,106
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$—	$402,351	$402,351
Unrealized depreciation on foreign currency contracts	—	48,521	—	—	—	48,521
Total	$—	$48,521	$—	$—	$402,351	$450,872

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$—	$989,106	$989,106
Net realized gain (loss) on foreign currency contracts	—	(56,433)	—	—	—	(56,433)
Total	$—	$(56,433)	$—	$—	$989,106	$932,673
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$—	$376,677	$376,677
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(48,326)	—	—	—	(48,326)
Total	$—	$(48,326)	$—	$—	$376,677	$328,351
For the period ended April 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	207
Futures Contracts Number of Short Contracts	(22)
Foreign Currency Contracts Purchased at Contract Amount	$1,457,956
Foreign Currency Contracts Sold at Contract Amount	$2,319,470

110

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Diversified Opportunities Fund (Consolidated)
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$309,204	$—	$309,204
Unrealized appreciation on foreign currency contracts	—	42,768	—	—	—	42,768
Unrealized appreciation on swap contracts(2)	—	—	—	7,099	—	7,099
Total	$—	$42,768	$—	$316,303	$—	$359,071
Liabilities:
Unrealized depreciation on futures contracts	$56,657	$—	$—	$649	$—	$57,306
Unrealized depreciation on foreign currency contracts	—	106,928	—	—	—	106,928
Unrealized depreciation on swap contracts(2)	—	—	36,006	—	—	36,006
Total	$56,657	$106,928	$36,006	$649	$—	$200,240

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(95,176)	$—	$—	$438,572	$—	$343,396
Net realized gain (loss) on swap contracts	1,077	—	59,441	748,504	—	809,022
Net realized gain (loss) on foreign currency contracts	—	487,664	—	—	—	487,664
Total	$(94,099)	$487,664	$59,441	$1,187,076	$—	$1,640,082
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(101,881)	$—	$—	$(231,013)	$—	$(332,894)
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	(19,951)	255,326	—	235,375
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(170,146)	—	—	—	(170,146)
Total	$(101,881)	$(170,146)	$(19,951)	$24,313	$—	$(267,665)
For the period ended April 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	203
Futures Contracts Number of Short Contracts	(13)
Swap Contracts at Notional Amount	$6,556,138
Foreign Currency Contracts Purchased at Contract Amount	$19,301,175
Foreign Currency Contracts Sold at Contract Amount	$34,273,586
f)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers

111

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2026:
Balanced Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$1,352,961	$(2,148,580)
Futures contracts	2,133,816	(3,037,148)
Swap contracts	402,933	(565,308)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	3,889,710	(5,751,036)
Derivatives not subject to a MNA	(2,536,749)	3,602,456
Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,352,961	$(2,148,580)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$353,936	$(2,730)	$(59,944)	$—	$291,262
Barclays	19,518	(19,518)	—	—	—
Citibank NA	147,279	(147,279)	—	—	—
Deutsche Bank Securities, Inc.	5,915	(5,915)	—	—	—
Goldman Sachs & Co.	318,761	(318,761)	—	—	—
JP Morgan Chase & Co.	25,495	(7,205)	—	—	18,290
Morgan Stanley	409,771	(36)	—	(310,000)	99,735
State Street Global Markets LLC	18,839	—	—	—	18,839
Toronto-Dominion Bank	15,038	(797)	—	—	14,241
UBS AG	5,413	(5,413)	—	—	—
Wells Fargo Bank NA	32,996	—	—	—	32,996
Total	$1,352,961	$(507,654)	$(59,944)	$(310,000)	$475,363

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(2,730)	$2,730	$—	$—	$—
Barclays	(45,539)	19,518	—	—	(26,021)
BNP Paribas Securities Services	(95,993)	—	—	—	(95,993)
Citibank NA	(432,262)	147,279	220,146	—	(64,837)
Deutsche Bank Securities, Inc.	(1,028,835)	5,915	—	—	(1,022,920)
Goldman Sachs & Co.	(493,980)	318,761	—	—	(175,219)
JP Morgan Chase & Co.	(7,205)	7,205	—	—	—
Morgan Stanley	(36)	36	—	—	—
Standard Chartered Bank	(20,027)	—	—	—	(20,027)
Toronto-Dominion Bank	(797)	797	—	—	—
UBS AG	(21,176)	5,413	—	—	(15,763)
Total	$(2,148,580)	$507,654	$220,146	$—	$(1,420,780)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

112

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Multi-Asset Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$328,212	$(620,972)
Futures contracts	2,595,916	(2,742,618)
Purchased options	40,258	—
Swap contracts	776,957	(530,609)
Written options	—	(49,723)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	3,741,343	(3,943,922)
Derivatives not subject to a MNA	(3,203,819)	2,999,888
Total gross amount of assets and liabilities subject to MNA or similar agreements	$537,524	$(944,034)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$80,391	$(80,391)	$—	$—	$—
Barclays	10,725	(10,725)	—	—	—
BNP Paribas Securities Services	17,659	(17,659)	—	—	—
Citibank NA	46,628	(46,628)	—	—	—
Credit Agricole CIB	6	(6)	—	—	—
Deutsche Bank Securities, Inc.	57,200	(57,200)	—	—	—
Goldman Sachs & Co.	54,783	(37,060)	—	—	17,723
Hongkong and Shanghai Banking Corporation	343	—	—	—	343
JP Morgan Chase & Co.	25,480	(25,480)	—	—	—
Morgan Stanley	128,054	(24,706)	—	—	103,348
Nomura International	89,312	(89,312)	—	—	—
Societe Generale Group	444	(232)	—	—	212
Standard Chartered Bank	3,367	(3,367)	—	—	—
State Street Global Markets LLC	1,650	(1,650)	—	—	—
UBS AG	21,482	(2,787)	—	—	18,695
Total	$537,524	$(397,203)	$—	$—	$140,321

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(112,259)	$80,391	$—	$—	$(31,868)
Barclays	(42,919)	10,725	—	—	(32,194)
BNP Paribas Securities Services	(48,757)	17,659	—	—	(31,098)
Citibank NA	(54,749)	46,628	—	—	(8,121)
Credit Agricole CIB	(246)	6	—	—	(240)
Deutsche Bank Securities, Inc.	(237,440)	57,200	—	—	(180,240)
Goldman Sachs & Co.	(37,060)	37,060	—	—	—
JP Morgan Chase & Co.	(65,448)	25,480	—	—	(39,968)
Morgan Stanley	(24,706)	24,706	—	—	—
Nomura International	(266,207)	89,312	—	—	(176,895)
Societe Generale Group	(232)	232	—	—	—
Standard Chartered Bank	(10,167)	3,367	—	—	(6,800)
State Street Global Markets LLC	(9,869)	1,650	—	—	(8,219)
Toronto-Dominion Bank	(4,649)	—	—	—	(4,649)
UBS AG	(2,787)	2,787	—	—	—
Westpac International	(26,539)	—	—	—	(26,539)
Total	$(944,034)	$397,203	$—	$—	$(546,831)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

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 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Real Asset Fund (Consolidated)
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$49	$(48,521)
Futures contracts	1,008,057	(402,351)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,008,106	(450,872)
Derivatives not subject to a MNA	(1,008,057)	402,351
Total gross amount of assets and liabilities subject to MNA or similar agreements	$49	$(48,521)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Morgan Stanley	$49	$(49)	$—	$—	$—
Total	$49	$(49)	$—	$—	$—

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Goldman Sachs & Co.	$(5,561)	$—	$—	$—	$(5,561)
Morgan Stanley	(42,960)	49	—	—	(42,911)
Total	$(48,521)	$49	$—	$—	$(48,472)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Diversified Opportunities Fund (Consolidated)
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$42,768	$(106,928)
Futures contracts	309,204	(57,306)
Swap contracts	7,099	(36,006)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	359,071	(200,240)
Derivatives not subject to a MNA	(309,204)	93,312
Total gross amount of assets and liabilities subject to MNA or similar agreements	$49,867	$(106,928)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Goldman Sachs & Co.	$16,204	$(16,204)	$—	$—	$—
Morgan Stanley	33,555	—	—	—	33,555
UBS AG	108	(108)	—	—	—
Total	$49,867	$(16,312)	$—	$—	$33,555

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(16,909)	$—	$—	$—	$(16,909)
Goldman Sachs & Co.	(66,965)	16,204	—	—	(50,761)
Hongkong and Shanghai Banking Corporation	(22,933)	—	—	—	(22,933)
UBS AG	(121)	108	—	—	(13)
Total	$(106,928)	$16,312	$—	$—	$(90,616)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

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 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks. References to "Fund" in this section include the Fund or an underlying fund, as applicable.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Investments in securities of other investment companies are subject to the risks that apply to the other investment companies’ strategies and portfolio holdings. The success of a Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies to meet their investment objectives. In addition, investments in exchange-traded funds (“ETFs”) are subject to the additional risk that shares of the ETF may trade at a premium or discount to their net asset value per share, or may not have an active trading market available. A Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies in which the Fund is invested and may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
Geopolitical events (including wars, military conflicts, trade disputes, tariffs, economic sanctions, export controls, retaliatory measures, pandemics and epidemics) may inject uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services, and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.

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 April 30, 2026 (Unaudited)

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2026. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
Management evaluated each Fund's investments in foreign markets for the current tax year. As of April 30, 2026, the Funds have not incurred foreign income tax payments that met the disclosure threshold.
b)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2025 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Conservative Allocation Fund*	$19,906,150	$3,755,536
Multi-Asset Income Fund	7,788,216	—
Real Asset Fund (Consolidated)*	11,082,662	86,574,009
Diversified Opportunities Fund (Consolidated)	756,788	316,201

*	Future utilization of losses are subject to limitation under current tax laws.
During the year ended October 31, 2025, Conservative Allocation Fund utilized $260,969, Moderate Allocation Fund utilized $51,359, Multi-Asset Income Fund utilized $6,018,920 and Real Asset Fund utilized $1,431,741 of prior year capital loss carryforwards, respectively.
The Balanced Income Fund, Checks and Balances Fund, Moderate Allocation Fund and Moderately Aggressive Allocation Fund had no capital loss carryforwards for U.S. federal tax purposes as of October 31, 2025.
c)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2026 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced Income Fund	$10,463,729,840	$1,062,368,250	$(257,765,355)	$804,602,895
Checks and Balances Fund	1,114,345,872	276,800,369	(40,865,985)	235,934,384
Conservative Allocation Fund	126,418,849	16,331,053	(2,371,372)	13,959,681
Moderate Allocation Fund	263,995,566	67,726,798	(5,067,294)	62,659,504
Moderately Aggressive Allocation Fund	429,060,386	156,250,535	(2,027,559)	154,222,976
Multi-Asset Income Fund	595,255,230	40,593,458	(17,939,916)	22,653,542
Real Asset Fund (Consolidated)	56,390,674	9,559,021	(2,206,533)	7,352,488
Diversified Opportunities Fund (Consolidated)	137,655,763	29,439,437	(2,733,658)	26,705,779
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund's investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Insurance Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund.  HFMC has entered into sub-advisory agreements with each of Wellington Management Company LLP (“Wellington Management”) and Schroder Investment Management North America Inc. (“SIMNA”). Wellington Management serves as a sub-adviser to each of Balanced Income Fund, Multi-Asset Income Fund and Real Asset Fund (each a “Wellington Sub-Advised Fund” and collectively, the “Wellington Sub-Advised Funds”). Wellington Management

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 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

performs the daily investment of the assets for the Wellington Sub-Advised Funds. SIMNA serves as the sub-adviser to Diversified Opportunities Fund (the "Schroders Sub-Advised Fund"), and Schroder Investment Management North America Limited ("SIMNA Ltd."), an affiliate of SIMNA, serves as a sub-sub-adviser to Diversified Opportunities Fund. SIMNA performs the daily investment of the assets for the Schroders Sub-Advised Fund and SIMNA may allocate assets to or from SIMNA Ltd. in connection with the daily investment of the assets for the Schroders Sub-Advised Fund. HFMC is responsible for the day-to-day management of Checks and Balances Fund, Conservative Allocation Fund, Moderate Allocation Fund, and Moderately Aggressive Allocation Fund. As of April 30, 2026, each Fund, except Checks and Balances Fund and Conservative Allocation Fund, pays a fee to HFMC under the Investment Management Agreement. With respect to the sub-advised funds, HFMC pays a sub-advisory fee to the respective sub-adviser out of its management fee. SIMNA pays a sub-sub-advisory fee to SIMNA Ltd. out of the sub-advisory fee for Diversified Opportunities Fund.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2026; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
Balanced Income Fund	0.7000% on first $250 million and;
0.6300% on next $250 million and;
0.6000% on next $500 million and;
0.5700% on next $1.5 billion and;
0.5500% on next $2.5 billion and;
0.5300% on next $5 billion and;
0.4500% on next $2 billion and;
0.3900% over $12 billion
Checks and Balances Fund and Conservative Allocation Fund	None
Moderate Allocation Fund and Moderately Aggressive Allocation Fund	0.1000% on first $500 million and;
0.0950% on next $500 million and;
0.0900% on next $1.5 billion and;
0.0800% on next $2.5 billion and;
0.0700% on next $2.5 billion and;
0.0600% on next $2.5 billion and;
0.0500% over $10 billion
Multi-Asset Income Fund	0.5900% on first $500 million and;
0.5500% on next $250 million and;
0.5000% on next $250 million and;
0.4750% on next $4 billion and;
0.4725% on next $5 billion and;
0.4700% over $10 billion
Real Asset Fund(1)	0.7950% on first $500 million and;
0.7600% on next $500 million and;
0.7300% on next $1.5 billion and;
0.7000% on next $2.5 billion and;
0.6600% over $5 billion
Diversified Opportunities Fund (Excluding assets invested in any mutual fund or exchange-traded fund for which the
Investment Manager or its affiliates serves as investment manager (“Affiliated Funds”))(2)
0.5500% on first $1 billion and;
0.5300% over $1 billion

Diversified Opportunities Fund (Invested in Affiliated Funds)	0.0000% on all assets invested in Affiliated Funds

(1)
HFMC has contractually agreed to waive a portion of the management fee it receives from the Real Asset Fund in an amount equal to the management fee paid to it by the Real Asset Fund's Subsidiary. This waiver will remain in effect for as long as the Real Asset Fund remains invested in the Subsidiary.
(2)
HFMC has contractually agreed to waive a portion of the management fee it receives from the Diversified Opportunities Fund in an amount equal to the management fee paid to it by the Diversified Opportunities Fund's Subsidiary. This waiver will remain in effect for as long as the Diversified Opportunities Fund remains invested in the Subsidiary.
b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street. In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.

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 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

c)
Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2026, HFMC contractually agreed to limit the total annual fund operating expenses until the dates stated in the footnotes to the table below (unless the applicable Board of Directors approves its earlier termination) as follows for the following Funds:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Conservative Allocation Fund(1)	1.13%	1.89%	0.84%	1.44%	1.14%	0.84%	N/A	0.84%	0.73%	N/A
Real Asset Fund (Consolidated)(2)	1.25%	2.00%	1.00%	1.50%	1.20%	0.95%	0.90%	0.90%	0.90%	N/A
Diversified Opportunities Fund (Consolidated)(3)	N/A	N/A	0.80%	N/A	N/A	N/A	N/A	N/A	N/A	0.65%

(1)	HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions and extraordinary expenses through February 28, 2027.
(2)	HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses through February 28, 2027.
(3)
HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions, acquired fund fees and expenses resulting from the
Fund’s investments in investment companies other than Affiliated Funds, and extraordinary expenses through February 28, 2027.

d)
Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the six-month period ended April 30, 2026, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. For the six-month period ended April 30, 2026, the amount of fees recaptured did not impact the ratio of expenses to average net assets in the financial highlights.
e)
Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2026, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:
Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Balanced Income Fund	$833,157	$60,834
Checks and Balances Fund	332,877	2,925
Conservative Allocation Fund	22,096	122
Moderate Allocation Fund	52,165	568
Moderately Aggressive Allocation Fund	118,485	1,126
Multi-Asset Income Fund	66,635	500
Real Asset Fund (Consolidated)	21,024	17
The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class  R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine.  Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable share class of the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)
Remuneration Paid to Directors and Officers – For the six-month period ended April 30, 2026, the remuneration paid to directors is disclosed in the Statements of Operations under the caption "Board of Directors' fees." The Funds pay a portion of each Company's chief compliance officer’s ("CCO") compensation, but otherwise do not pay salaries or compensation to any of their officers or directors who are employed

118

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 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

by HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2026, the compensation paid to the CCO is included on the Statements of Operations as “Chief Compliance Officer fees”.
g)
Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company's Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc. ("HFMG"), allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.250%
Class C	0.250%
Class I	0.200%
Class R3	0.220%
Class R4	0.170%
Class R5	0.120%
Class R6	0.004%
Class Y	0.110%
Class F	0.004%
Class SDR	0.004%
Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended April 30, 2026, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Balanced Income Fund	0.08%	0.10%	0.10%	0.21%	0.17%	0.11%	0.00%*	0.11%	0.00%*	N/A
Checks and Balances Fund	0.09%	0.14%	0.14%	0.21%	0.17%	0.12%	N/A	N/A	0.00%*	N/A
Conservative Allocation Fund	0.13%	0.23%	0.11%	0.22%	0.16%	0.11%	N/A	0.10%	0.00%*	N/A
Moderate Allocation Fund	0.12%	0.20%	0.11%	0.21%	0.15%	0.09%	N/A	N/A	0.00%*	N/A
Moderately Aggressive Allocation Fund	0.13%	0.23%	0.11%	0.22%	0.17%	0.11%	N/A	N/A	0.00%*	N/A
Multi-Asset Income Fund	0.15%	0.16%	0.11%	0.21%	0.16%	0.12%	0.00%*	0.11%	0.00%*	N/A
Real Asset Fund (Consolidated)	0.12%	0.25%	0.09%	0.21%	0.15%	0.11%	0.00%*	0.11%	0.00%*	N/A
Diversified Opportunities Fund (Consolidated)	N/A	N/A	0.13%	N/A	N/A	N/A	N/A	N/A	N/A	0.00%*

*	Percentage rounds to zero.
8.
Securities Lending:
A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous. Each of Checks and Balances Fund, Conservative Allocation Fund, Moderate Allocation Fund, and Moderately Aggressive Allocation Fund do not currently engage in securities lending.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or

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 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of April 30, 2026.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Balanced Income Fund	$135,452,258	$122,643,833	$18,139,559 (2)
Multi-Asset Income Fund	15,601,340	11,857,789	4,312,234 (2)
Real Asset Fund (Consolidated)	619,585	177,873	469,457 (2)
Diversified Opportunities Fund (Consolidated)	10,378,927	7,159,364	3,452,190 (2)

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing.

(2)	The non-cash collateral consisted of U.S. Government securities.
9.
Affiliate Fund Transactions:
A summary of affiliated investment companies transactions for the Checks and Balances Fund, Conservative Allocation Fund, Moderate Allocation Fund, and Moderately Aggressive Allocation Fund for the six-month period ended April 30, 2026 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gains Distribution
Checks and Balances Fund
Hartford Total Return Bond ETF	$461,197,497	$17,788,284	$30,712,407	$(4,443,876)	$(4,458,175)	$439,371,323	13,022,268	$10,884,055	$—
The Hartford Capital Appreciation Fund, Class F	464,277,852	52,996,840	53,529,544	1,125,946	(12,594,462)	452,276,632	9,815,031	2,883,020	28,894,557
The Hartford Dividend and Growth Fund, Class F	462,206,929	71,712,645	63,067,279	2,908,159	(15,128,153)	458,632,301	12,789,523	3,585,939	48,138,200
Total	$1,387,682,278	$142,497,769	$147,309,230	$(409,771)	$(32,180,790)	$1,350,280,256	35,626,822	$17,353,014	$77,032,757
Conservative Allocation Fund
Hartford Core Bond ETF	$25,000,357	$696,429	$1,096,793	$(210,267)	$(196,954)	$24,192,772	690,433	$525,738	$—
Hartford Core Equity Fund, Class F	14,025,801	2,755,176	2,078,475	(8,147)	(720,929)	13,973,426	246,315	88,768	1,407,615
Hartford Large Cap Growth ETF	7,439,478	—	998,012	198,088	(306,682)	6,332,872	227,229	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	3,637,601	—	542,059	127,100	402,915	3,625,557	88,299	52,656	—
Hartford Schroders Core Fixed Income Fund, Class F	16,285,770	876,310	1,544,410	(7,493)	(280,135)	15,330,042	1,786,718	357,766	—

120

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gains Distribution
Conservative Allocation Fund – (continued)
Hartford Schroders Emerging Markets Equity Fund, Class F	$1,806,464	$891,047	$644,853	$114,056	$307,503	$2,474,217	90,830	$31,015	$—
Hartford Schroders International Contrarian Value Fund, Class F	2,865,857	817,091	1,073,173	175,066	14,018	2,798,859	160,118	98,369	71,399
Hartford Small Cap Value Fund, Class F	1,427,479	878,783	332,486	15,037	219,139	2,207,952	161,636	19,820	76,764
Hartford Strategic Income ETF	16,709,173	—	1,198,675	(9,976)	(291,341)	15,209,181	433,310	464,647	—
Hartford US Quality Growth ETF	3,675,446	—	627,252	57,374	(25,589)	3,079,979	49,469	10,903	—
Hartford US Value ETF	3,750,535	—	833,954	97,653	325,075	3,339,309	55,546	45,196	—
The Hartford Equity Income Fund, Class F	6,808,472	765,739	939,973	(42,522)	(66,801)	6,524,915	310,562	75,619	690,120
The Hartford Inflation Plus Fund, Class F	7,252,887	1,725,284	757,474	7,460	2,839	8,230,996	775,047	135,346	—
The Hartford International Growth Fund, Class F	2,537,381	204,175	286,299	25,577	18,408	2,499,242	113,447	28,256	8,560
The Hartford International Opportunities Fund, Class F	4,341,706	362,836	1,206,414	120,110	(43,086)	3,575,152	154,568	79,194	275,815
The Hartford Small Company Fund, Class F	1,413,795	891,370	384,058	29,766	175,718	2,126,591	78,414	—	—
The Hartford World Bond Fund, Class F	26,081,414	1,654,441	2,222,153	(71,494)	(584,740)	24,857,468	2,488,235	866,686	—
Total	$145,059,616	$12,518,681	$16,766,513	$617,388	$(1,050,642)	$140,378,530	7,910,176	$2,879,979	$2,530,273
Moderate Allocation Fund
Hartford Core Bond ETF	$37,406,987	$2,167,733	$1,623,064	$(311,539)	$(307,625)	$37,332,492	1,065,425	$790,388	$—
Hartford Core Equity Fund, Class F	50,996,070	6,585,677	4,038,944	3,474	(2,726,070)	50,820,207	895,826	318,326	5,055,802
Hartford Large Cap Growth ETF	25,378,811	—	2,206,983	799,319	(1,168,888)	22,802,259	818,165	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	16,323,784	—	2,420,230	693,461	1,685,698	16,282,713	396,559	236,295	—
Hartford Schroders Core Fixed Income Fund, Class F	21,536,445	1,926,679	2,178,366	(53,166)	(342,599)	20,888,993	2,434,615	483,801	—
Hartford Schroders Emerging Markets Equity Fund, Class F	8,343,236	2,921,811	2,028,265	449,692	1,364,057	11,050,531	405,673	140,142	—
Hartford Schroders International Contrarian Value Fund, Class F	12,080,744	3,424,777	3,343,778	598,095	234,286	12,994,124	743,371	436,286	321,904
Hartford Small Cap Value Fund, Class F	5,216,878	2,670,235	235,927	11,172	846,769	8,509,127	622,923	79,387	295,109
Hartford Strategic Income ETF	23,595,740	—	—	—	(403,064)	23,192,676	660,760	664,601	—

121

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gains Distribution
Moderate Allocation Fund – (continued)
Hartford US Quality Growth ETF	$12,967,429	$—	$1,103,153	$52,524	$186,575	$12,103,375	194,398	$38,466	$—
Hartford US Value ETF	12,695,631	—	1,717,444	139,580	1,379,903	12,497,670	207,886	152,991	—
The Hartford Equity Income Fund, Class F	24,315,384	3,181,821	3,408,949	(195,199)	(294,174)	23,598,883	1,123,221	283,439	2,565,386
The Hartford International Growth Fund, Class F	11,695,356	285,589	613,519	94,570	73,288	11,535,284	523,617	126,958	38,725
The Hartford International Opportunities Fund, Class F	18,952,933	1,530,531	3,864,339	735,197	(353,549)	17,000,773	735,010	341,206	1,189,324
The Hartford Small Company Fund, Class F	5,577,580	2,653,517	691,715	62,962	697,378	8,299,722	306,037	—	—
The Hartford World Bond Fund, Class F	37,531,479	4,901,675	3,737,223	(97,227)	(852,463)	37,746,241	3,778,402	1,254,730	—
Total	$324,614,487	$32,250,045	$33,211,899	$2,982,915	$19,522	$326,655,070	14,911,888	$5,347,016	$9,466,250
Moderately Aggressive Allocation Fund
Hartford Core Bond ETF	$28,318,603	$1,084,715	$—	$—	$(462,801)	$28,940,517	825,928	$600,599	$—
Hartford Core Equity Fund, Class F	122,633,861	13,034,832	6,322,718	41,863	(6,778,391)	122,609,447	2,161,280	775,129	12,259,703
Hartford Large Cap Growth ETF	63,461,762	—	4,458,303	1,614,696	(2,538,050)	58,080,105	2,083,965	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	36,088,042	—	5,631,680	1,403,176	3,840,284	35,699,822	869,455	522,393	—
Hartford Schroders Core Fixed Income Fund, Class F	15,549,446	1,749,143	1,524,370	(38,082)	(251,600)	15,484,537	1,804,725	351,069	—
Hartford Schroders Emerging Markets Equity Fund, Class F	18,795,698	6,572,534	3,540,195	863,595	3,311,053	26,002,685	954,577	320,055	—
Hartford Schroders International Contrarian Value Fund, Class F	28,713,070	6,220,978	8,345,331	1,701,718	147,317	28,437,752	1,626,874	983,954	719,306
Hartford Small Cap Value Fund, Class F	13,493,635	5,819,338	355,000	(3,200)	2,090,370	21,045,143	1,540,640	205,338	763,310
Hartford Strategic Income ETF	15,802,389	—	—	—	(269,937)	15,532,452	442,520	445,092	—
Hartford US Quality Growth ETF	30,272,292	—	715,638	34,073	736,820	30,327,547	487,105	89,798	—
Hartford US Value ETF	29,117,867	—	3,416,800	277,690	3,249,123	29,227,880	486,176	350,890	—
The Hartford Equity Income Fund, Class F	58,641,627	6,908,627	7,239,695	(425,251)	(789,568)	57,095,740	2,717,551	694,631	6,213,997
The Hartford International Growth Fund, Class F	24,679,158	352,058	400,057	44,740	308,048	24,983,947	1,134,088	270,529	81,530
The Hartford International Opportunities Fund, Class F	44,848,714	3,706,010	12,077,314	2,474,305	(1,815,129)	37,136,586	1,605,559	833,170	2,872,839

122

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gains Distribution
Moderately Aggressive Allocation Fund – (continued)
The Hartford Small Company Fund, Class F	$14,399,100	$5,858,726	$1,434,912	$153,411	$1,730,280	$20,706,605	763,518	$—	$—
The Hartford World Bond Fund, Class F	31,195,662	4,362,910	2,778,432	(70,063)	(737,480)	31,972,597	3,200,460	1,048,422	—
Total	$576,010,926	$55,669,871	$58,240,445	$8,072,671	$1,770,339	$583,283,362	22,704,421	$7,491,069	$22,910,685
10.
Affiliate Holdings:
As of April 30, 2026, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Conservative Allocation Fund	—	—	—	—	—	1%	N/A	—	10%	N/A
Multi-Asset Income Fund	—	—	—	—	—	1%	—	—	—	N/A
Real Asset Fund (Consolidated)	—	—	—	0%*	49%	51%	7%	—	—	N/A
Diversified Opportunities Fund (Consolidated)	N/A	N/A	93%	N/A	N/A	N/A	N/A	N/A	N/A	0%*

*	Percentage rounds to zero.

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Conservative Allocation Fund	—	—	—	—	—	0%*	N/A	—	0%*	N/A
Multi-Asset Income Fund	—	—	—	—	—	0%*	—	—	—	N/A
Real Asset Fund (Consolidated)	—	—	—	0%*	0%*	0%*	0%*	—	—	N/A
Diversified Opportunities Fund (Consolidated)	N/A	N/A	0%*	N/A	N/A	N/A	N/A	N/A	N/A	0%*

*	Percentage rounds to zero.
As of April 30, 2026, the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Fund identified below. The 529 plan owned shares in the Fund listed below as follows:
Fund	Percentage of Fund*
Balanced Income Fund	0%(1)

*	As of April 30, 2026, the 529 plan was invested in Class F shares.
(1)	Percentage rounds to zero.
11.
Significant Shareholder Concentration:
As of April 30, 2026, one shareholder owns greater than 75% of the Diversified Opportunities Fund. The Diversified Opportunities Fund may experience adverse effects when such large shareholder redeems or purchases large amounts of shares of the Diversified Opportunities Fund. Such redemptions may cause the Diversified Opportunities Fund to sell securities at times when it would not otherwise do so, which may negatively impact the Diversified Opportunities Fund’s performance and liquidity. Similarly, large purchases may adversely affect the Diversified Opportunities Fund’s performance to the extent that the Diversified Opportunities Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

123

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

12.
Investment Transactions:
For the six-month period ended April 30, 2026, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Balanced Income Fund	$4,515,333,891	$5,030,941,487	$1,277,999,015	$1,429,147,146	$5,793,332,906	$6,460,088,633
Checks and Balances Fund	142,497,769	147,309,230	—	—	142,497,769	147,309,230
Conservative Allocation Fund	12,518,681	16,766,513	—	—	12,518,681	16,766,513
Moderate Allocation Fund	32,250,045	33,211,899	—	—	32,250,045	33,211,899
Moderately Aggressive Allocation Fund	55,669,871	58,240,445	—	—	55,669,871	58,240,445
Multi-Asset Income Fund	287,438,884	283,221,404	27,249,475	33,967,484	314,688,359	317,188,888
Real Asset Fund (Consolidated)	22,219,553	24,687,782	14,939,606	9,743,140	37,159,159	34,430,922
Diversified Opportunities Fund (Consolidated)	36,593,202	23,773,918	9,685,239	7,978,312	46,278,441	31,752,230
13.
Capital Share Transactions:
The following information is for the six-month period ended April 30, 2026 and the year ended October 31, 2025:
	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Balanced Income Fund
Class A
Shares Sold	22,972,101	$341,183,660	52,233,746	$764,708,266
Shares Issued for Reinvested Dividends	17,984,078	262,259,481	20,365,148	295,286,358
Shares Redeemed	(35,124,550)	(521,296,026)	(66,534,016)	(974,851,316)
Net Increase (Decrease)	5,831,629	82,147,115	6,064,878	85,143,308
Class C
Shares Sold	1,415,512	$20,606,546	3,545,796	$50,997,205
Shares Issued for Reinvested Dividends	3,239,139	46,323,384	4,654,601	66,103,626
Shares Redeemed	(12,302,355)	(178,840,519)	(31,757,840)	(455,590,474)
Net Increase (Decrease)	(7,647,704)	(111,910,589)	(23,557,443)	(338,489,643)
Class I
Shares Sold	13,971,942	$207,582,662	31,313,803	$458,384,789
Shares Issued for Reinvested Dividends	12,188,744	177,824,681	15,485,980	224,585,011
Shares Redeemed	(36,020,120)	(534,291,707)	(68,980,382)	(1,011,442,136)
Net Increase (Decrease)	(9,859,434)	(148,884,364)	(22,180,599)	(328,472,336)
Class R3
Shares Sold	521,005	$7,786,844	1,396,206	$20,503,762
Shares Issued for Reinvested Dividends	436,608	6,405,833	526,586	7,672,854
Shares Redeemed	(1,121,963)	(16,677,546)	(2,637,907)	(38,862,345)
Net Increase (Decrease)	(164,350)	(2,484,869)	(715,115)	(10,685,729)
Class R4
Shares Sold	178,134	$2,670,124	612,026	$9,025,892
Shares Issued for Reinvested Dividends	195,821	2,878,112	257,790	3,757,937
Shares Redeemed	(1,350,215)	(20,055,109)	(1,298,142)	(19,002,803)
Net Increase (Decrease)	(976,260)	(14,506,873)	(428,326)	(6,218,974)
Class R5
Shares Sold	190,828	$2,857,112	310,661	$4,606,530
Shares Issued for Reinvested Dividends	116,591	1,714,468	152,332	2,224,318
Shares Redeemed	(296,698)	(4,462,046)	(656,464)	(9,717,404)
Net Increase (Decrease)	10,721	109,534	(193,471)	(2,886,556)
Class R6
Shares Sold	1,677,170	$25,296,633	4,989,794	$74,397,445
Shares Issued for Reinvested Dividends	947,329	14,043,602	1,095,629	16,130,467
Shares Redeemed	(2,407,103)	(36,235,150)	(5,815,751)	(86,997,614)
Net Increase (Decrease)	217,396	3,105,085	269,672	3,530,298

124

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	114,384	$1,726,563	844,338	$12,475,123
Shares Issued for Reinvested Dividends	172,107	2,552,858	223,560	3,292,998
Shares Redeemed	(586,113)	(8,869,228)	(1,316,770)	(19,660,937)
Net Increase (Decrease)	(299,622)	(4,589,807)	(248,872)	(3,892,816)
Class F
Shares Sold	8,897,436	$132,361,613	19,316,688	$283,325,155
Shares Issued for Reinvested Dividends	9,824,806	143,483,384	12,073,850	175,219,671
Shares Redeemed	(21,676,370)	(322,031,100)	(40,292,776)	(590,772,912)
Net Increase (Decrease)	(2,954,128)	(46,186,103)	(8,902,238)	(132,228,086)
Total Net Increase (Decrease)	(15,841,752)	$(243,200,871)	(49,891,514)	$(734,200,534)

Checks and Balances Fund
Class A
Shares Sold	2,006,053	$21,114,536	4,598,196	$46,998,005
Shares Issued for Reinvested Dividends	7,490,026	77,641,946	5,339,371	54,429,449
Shares Redeemed	(9,199,464)	(96,663,547)	(17,017,589)	(174,406,919)
Net Increase (Decrease)	296,615	2,092,935	(7,080,022)	(72,979,465)
Class C
Shares Sold	102,202	$1,073,202	329,939	$3,354,190
Shares Issued for Reinvested Dividends	232,287	2,391,175	168,596	1,704,212
Shares Redeemed	(745,751)	(7,742,328)	(1,538,592)	(15,560,266)
Net Increase (Decrease)	(411,262)	(4,277,951)	(1,040,057)	(10,501,864)
Class I
Shares Sold	518,933	$5,498,301	3,295,710	$34,237,801
Shares Issued for Reinvested Dividends	533,675	5,547,930	432,598	4,419,035
Shares Redeemed	(1,839,546)	(19,383,072)	(3,903,248)	(39,934,166)
Net Increase (Decrease)	(786,938)	(8,336,841)	(174,940)	(1,277,330)
Class R3
Shares Sold	47,599	$495,891	173,074	$1,775,836
Shares Issued for Reinvested Dividends	60,999	628,462	41,486	420,261
Shares Redeemed	(48,469)	(516,250)	(271,747)	(2,769,331)
Net Increase (Decrease)	60,129	608,103	(57,187)	(573,234)
Class R4
Shares Sold	9,773	$102,072	28,673	$291,748
Shares Issued for Reinvested Dividends	21,319	219,813	15,943	161,702
Shares Redeemed	(33,485)	(349,901)	(79,089)	(824,688)
Net Increase (Decrease)	(2,393)	(28,016)	(34,473)	(371,238)
Class R5
Shares Sold	3,893	$40,021	14,450	$144,169
Shares Issued for Reinvested Dividends	10,059	101,917	7,823	78,071
Shares Redeemed	(12,036)	(123,444)	(38,781)	(399,723)
Net Increase (Decrease)	1,916	18,494	(16,508)	(177,483)
Class F
Shares Sold	14,412	$152,063	11,113	$115,351
Shares Issued for Reinvested Dividends	11,218	116,534	8,936	91,215
Shares Redeemed	(18,611)	(195,374)	(53,726)	(546,943)
Net Increase (Decrease)	7,019	73,223	(33,677)	(340,377)
Total Net Increase (Decrease)	(834,914)	$(9,850,053)	(8,436,864)	$(86,220,991)

Conservative Allocation Fund
Class A
Shares Sold	344,613	$4,181,326	550,022	$6,281,617
Shares Issued for Reinvested Dividends	310,937	3,721,916	294,683	3,277,483
Shares Redeemed	(1,011,260)	(12,243,896)	(2,235,743)	(25,648,282)
Net Increase (Decrease)	(355,710)	(4,340,654)	(1,391,038)	(16,089,182)

125

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class C
Shares Sold	22,637	$273,388	38,147	$439,896
Shares Issued for Reinvested Dividends	9,080	108,050	12,593	139,487
Shares Redeemed	(132,195)	(1,589,414)	(339,201)	(3,830,985)
Net Increase (Decrease)	(100,478)	(1,207,976)	(288,461)	(3,251,602)
Class I
Shares Sold	130,218	$1,575,022	341,513	$4,004,052
Shares Issued for Reinvested Dividends	34,140	408,309	24,074	267,689
Shares Redeemed	(109,735)	(1,327,363)	(137,665)	(1,575,987)
Net Increase (Decrease)	54,623	655,968	227,922	2,695,754
Class R3
Shares Sold	6,058	$73,159	16,548	$187,822
Shares Issued for Reinvested Dividends	3,429	41,008	3,764	41,870
Shares Redeemed	(20,140)	(243,516)	(70,730)	(820,713)
Net Increase (Decrease)	(10,653)	(129,349)	(50,418)	(591,021)
Class R4
Shares Sold	4,216	$50,914	20,109	$228,361
Shares Issued for Reinvested Dividends	2,295	27,362	1,815	20,116
Shares Redeemed	(1,409)	(16,990)	(12,399)	(138,633)
Net Increase (Decrease)	5,102	61,286	9,525	109,844
Class R5
Shares Sold	18,989	$229,290	35,431	$404,645
Shares Issued for Reinvested Dividends	4,099	48,944	3,698	41,046
Shares Redeemed	(16,906)	(203,105)	(55,992)	(660,000)
Net Increase (Decrease)	6,182	75,129	(16,863)	(214,309)
Class Y
Shares Sold	—	$—	411	$5,000
Shares Issued for Reinvested Dividends	690	8,251	1,198	13,330
Shares Redeemed	(1,800)	(21,751)	(100,271)	(1,140,943)
Net Increase (Decrease)	(1,110)	(13,500)	(98,662)	(1,122,613)
Class F
Shares Sold	—	$—	4,584	$52,762
Shares Issued for Reinvested Dividends	622	7,445	909	10,107
Shares Redeemed	(4,066)	(48,958)	(13,926)	(155,522)
Net Increase (Decrease)	(3,444)	(41,513)	(8,433)	(92,653)
Total Net Increase (Decrease)	(405,488)	$(4,940,609)	(1,616,428)	$(18,555,782)

Moderate Allocation Fund
Class A
Shares Sold	635,887	$8,675,986	737,463	$9,825,620
Shares Issued for Reinvested Dividends	1,903,362	25,619,265	505,187	6,466,390
Shares Redeemed	(1,533,875)	(21,003,473)	(3,154,407)	(42,043,756)
Net Increase (Decrease)	1,005,374	13,291,778	(1,911,757)	(25,751,746)
Class C
Shares Sold	20,789	$284,263	74,490	$990,379
Shares Issued for Reinvested Dividends	43,805	585,443	8,085	103,491
Shares Redeemed	(95,189)	(1,292,892)	(152,813)	(2,032,371)
Net Increase (Decrease)	(30,595)	(423,186)	(70,238)	(938,501)
Class I
Shares Sold	55,389	$784,774	195,936	$2,635,083
Shares Issued for Reinvested Dividends	75,835	1,026,640	16,950	217,808
Shares Redeemed	(126,446)	(1,721,579)	(105,099)	(1,394,950)
Net Increase (Decrease)	4,778	89,835	107,787	1,457,941
Class R3
Shares Sold	47,528	$641,055	137,954	$1,817,303
Shares Issued for Reinvested Dividends	60,744	801,438	15,801	199,101
Shares Redeemed	(62,804)	(844,101)	(323,707)	(4,338,747)
Net Increase (Decrease)	45,468	598,392	(169,952)	(2,322,343)

126

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	10,353	$142,390	44,244	$606,823
Shares Issued for Reinvested Dividends	18,987	256,189	5,445	69,855
Shares Redeemed	(23,026)	(325,189)	(82,191)	(1,096,790)
Net Increase (Decrease)	6,314	73,390	(32,502)	(420,112)
Class R5
Shares Sold	42,188	$578,970	214,632	$2,888,450
Shares Issued for Reinvested Dividends	75,185	1,018,767	19,071	245,249
Shares Redeemed	(34,496)	(482,444)	(211,761)	(2,802,308)
Net Increase (Decrease)	82,877	1,115,293	21,942	331,391
Class F
Shares Sold	1,514	$19,686	19,506	$259,981
Shares Issued for Reinvested Dividends	6,363	86,176	2,188	28,091
Shares Redeemed	(5,733)	(76,389)	(25,386)	(314,489)
Net Increase (Decrease)	2,144	29,473	(3,692)	(26,417)
Total Net Increase (Decrease)	1,116,360	$14,774,975	(2,058,412)	$(27,669,787)

Moderately Aggressive Allocation Fund
Class A
Shares Sold	482,568	$7,683,930	1,063,126	$16,317,506
Shares Issued for Reinvested Dividends	3,370,085	52,211,546	1,028,955	15,358,385
Shares Redeemed	(2,244,004)	(35,848,642)	(4,133,008)	(63,653,365)
Net Increase (Decrease)	1,608,649	24,046,834	(2,040,927)	(31,977,474)
Class C
Shares Sold	66,417	$1,042,564	92,172	$1,405,601
Shares Issued for Reinvested Dividends	79,484	1,222,920	20,851	312,353
Shares Redeemed	(176,855)	(2,787,242)	(276,585)	(4,210,110)
Net Increase (Decrease)	(30,954)	(521,758)	(163,562)	(2,492,156)
Class I
Shares Sold	208,356	$3,313,961	174,452	$2,661,315
Shares Issued for Reinvested Dividends	95,860	1,474,842	27,734	410,211
Shares Redeemed	(193,022)	(3,056,813)	(193,137)	(2,939,772)
Net Increase (Decrease)	111,194	1,731,990	9,049	131,754
Class R3
Shares Sold	12,881	$198,509	70,527	$1,057,191
Shares Issued for Reinvested Dividends	36,842	550,984	10,975	159,176
Shares Redeemed	(55,589)	(848,083)	(133,104)	(1,997,120)
Net Increase (Decrease)	(5,866)	(98,590)	(51,602)	(780,753)
Class R4
Shares Sold	3,534	$56,822	38,451	$586,897
Shares Issued for Reinvested Dividends	12,065	185,849	4,681	69,523
Shares Redeemed	(17,653)	(282,069)	(79,894)	(1,220,137)
Net Increase (Decrease)	(2,054)	(39,398)	(36,762)	(563,717)
Class R5
Shares Sold	16,836	$271,643	46,033	$708,568
Shares Issued for Reinvested Dividends	32,355	503,027	10,087	150,609
Shares Redeemed	(23,450)	(384,814)	(46,600)	(722,714)
Net Increase (Decrease)	25,741	389,856	9,520	136,463
Class F
Shares Sold	94	$1,500	8,628	$132,139
Shares Issued for Reinvested Dividends	8,376	129,111	2,411	35,671
Shares Redeemed	(5,054)	(78,730)	(5,374)	(84,161)
Net Increase (Decrease)	3,416	51,881	5,665	83,649
Total Net Increase (Decrease)	1,710,126	$25,560,815	(2,268,619)	$(35,462,234)

127

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Multi-Asset Income Fund
Class A
Shares Sold	373,976	$7,553,374	694,043	$13,439,177
Shares Issued for Reinvested Dividends	699,591	14,044,401	1,457,528	28,143,691
Shares Redeemed	(1,679,201)	(33,835,470)	(3,481,560)	(67,271,806)
Net Increase (Decrease)	(605,634)	(12,237,695)	(1,329,989)	(25,688,938)
Class C
Shares Sold	64,307	$1,310,432	76,930	$1,511,505
Shares Issued for Reinvested Dividends	18,495	375,056	44,620	867,908
Shares Redeemed	(150,158)	(3,057,270)	(369,506)	(7,222,008)
Net Increase (Decrease)	(67,356)	(1,371,782)	(247,956)	(4,842,595)
Class I
Shares Sold	331,031	$6,661,911	480,085	$9,242,541
Shares Issued for Reinvested Dividends	79,295	1,585,483	149,175	2,871,947
Shares Redeemed	(215,990)	(4,332,079)	(778,467)	(14,981,586)
Net Increase (Decrease)	194,336	3,915,315	(149,207)	(2,867,098)
Class R3
Shares Sold	719	$14,822	1,648	$32,445
Shares Issued for Reinvested Dividends	822	16,882	1,834	36,144
Shares Redeemed	(608)	(12,545)	(6,734)	(136,065)
Net Increase (Decrease)	933	19,159	(3,252)	(67,476)
Class R4
Shares Sold	890	$18,417	2,495	$49,273
Shares Issued for Reinvested Dividends	933	19,166	1,775	35,054
Shares Redeemed	(250)	(5,156)	(2,543)	(49,479)
Net Increase (Decrease)	1,573	32,427	1,727	34,848
Class R5
Shares Sold	116	$2,405	265	$5,221
Shares Issued for Reinvested Dividends	152	3,109	301	5,930
Shares Redeemed	(104)	(2,148)	(462)	(9,169)
Net Increase (Decrease)	164	3,366	104	1,982
Class R6
Shares Sold	—	$—	48	$955
Shares Issued for Reinvested Dividends	316	6,465	620	12,210
Shares Redeemed	(175)	(3,605)	(485)	(9,485)
Net Increase (Decrease)	141	2,860	183	3,680
Class Y
Shares Sold	7,196	$147,186	9,090	$180,783
Shares Issued for Reinvested Dividends	4,131	84,761	8,334	164,346
Shares Redeemed	(10,555)	(216,177)	(27,668)	(546,356)
Net Increase (Decrease)	772	15,770	(10,244)	(201,227)
Class F
Shares Sold	434,699	$8,736,960	263,061	$5,068,646
Shares Issued for Reinvested Dividends	91,742	1,831,850	189,163	3,634,669
Shares Redeemed	(301,415)	(6,043,576)	(800,041)	(15,427,712)
Net Increase (Decrease)	225,026	4,525,234	(347,817)	(6,724,397)
Total Net Increase (Decrease)	(250,045)	$(5,095,346)	(2,086,451)	$(40,351,221)

Real Asset Fund (Consolidated)
Class A
Shares Sold	186,459	$1,907,189	253,144	$2,235,080
Shares Issued for Reinvested Dividends	88,089	850,054	93,485	766,578
Shares Redeemed	(150,016)	(1,511,014)	(532,777)	(4,700,904)
Net Increase (Decrease)	124,532	1,246,229	(186,148)	(1,699,246)
Class C
Shares Sold	2,786	$28,584	8,016	$71,059
Shares Issued for Reinvested Dividends	1,189	11,166	2,210	17,634
Shares Redeemed	(12,558)	(123,051)	(39,577)	(332,459)
Net Increase (Decrease)	(8,583)	(83,301)	(29,351)	(243,766)

128

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class I
Shares Sold	254,616	$2,712,534	220,625	$1,949,106
Shares Issued for Reinvested Dividends	52,148	503,746	55,830	457,808
Shares Redeemed	(75,647)	(765,987)	(360,936)	(3,152,508)
Net Increase (Decrease)	231,117	2,450,293	(84,481)	(745,594)
Class R3
Shares Sold	175	$1,788	6,442	$57,366
Shares Issued for Reinvested Dividends	577	5,614	591	4,879
Shares Redeemed	(4,440)	(43,655)	(8,109)	(70,737)
Net Increase (Decrease)	(3,688)	(36,253)	(1,076)	(8,492)
Class R4
Shares Issued for Reinvested Dividends	103	$1,000	102	$840
Net Increase (Decrease)	103	1,000	102	840
Class R5
Shares Sold	540	$5,600	2,959	$25,663
Shares Issued for Reinvested Dividends	175	1,675	239	1,937
Shares Redeemed	(2,536)	(24,370)	(4,046)	(38,770)
Net Increase (Decrease)	(1,821)	(17,095)	(848)	(11,170)
Class R6
Shares Sold	3,555	$37,090	15,393	$136,618
Shares Issued for Reinvested Dividends	669	6,451	711	5,826
Shares Redeemed	(2,459)	(24,954)	(5,050)	(45,225)
Net Increase (Decrease)	1,765	18,587	11,054	97,219
Class Y
Shares Sold	16,654	$178,420	168,647	$1,455,206
Shares Issued for Reinvested Dividends	56,805	548,171	133,953	1,097,077
Shares Redeemed	(539,234)	(5,271,368)	(2,271,816)	(19,709,596)
Net Increase (Decrease)	(465,775)	(4,544,777)	(1,969,216)	(17,157,313)
Class F
Shares Sold	155,087	$1,612,401	121,673	$1,092,008
Shares Issued for Reinvested Dividends	34,158	329,967	45,112	369,921
Shares Redeemed	(113,975)	(1,171,089)	(476,837)	(4,230,868)
Net Increase (Decrease)	75,270	771,279	(310,052)	(2,768,939)
Total Net Increase (Decrease)	(47,080)	$(194,038)	(2,570,016)	$(22,536,461)

Diversified Opportunities Fund (Consolidated)
Class I
Shares Issued for Reinvested Dividends	510	$6,374	413	$4,811
Net Increase (Decrease)	510	6,374	413	4,811
Class SDR
Shares Sold	82,038	$1,037,525	5,010,933	$57,940,677
Shares Issued for Reinvested Dividends	562,405	7,024,433	263,354	3,066,794
Shares Redeemed	(8,215)	(105,969)	—	—
Net Increase (Decrease)	636,228	7,955,989	5,274,287	61,007,471
Total Net Increase (Decrease)	636,738	$7,962,363	5,274,700	$61,012,282
14.
Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated as of February 27, 2025, as amended on February 26, 2026. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford mutual funds and ETFs) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings is equal to the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an applicable margin. The facility also charges a commitment fee. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the six-month period ended April 30, 2026, none of the Funds had borrowings under this facility.

129

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

15.
Indemnifications:
Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
16.
Subsequent Events:
In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.
On June 3, 2026, The Hartford and Wellington announced that they had reached a definitive agreement under which Wellington Investment Advisors Holdings, LLP (“WIAH”), Wellington’s corporate parent, will acquire HFMG and certain affiliates (including HFMC). The transaction has been approved by both The Hartford and Wellington and is expected to close in the first quarter of 2027. Following the closing of the above transaction, HFMC or an affiliate will continue to serve as the investment manager to each Fund contingent upon the approval of the Board of Directors of each Company and each Fund’s shareholders. For more information, please see the supplement to each Fund’s prospectus dated June 3, 2026.

130

Hartford Multi-Strategy Funds
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

131

Hartford Multi-Strategy Funds
 Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

132

Hartford Multi-Strategy Funds
 Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by each Company during the period November 1, 2025 through April 30, 2026:
(1) All directors and all members of any advisory board for regular compensation:
        All series of The Hartford Mutual Funds, Inc.: $956,309
        All series of The Hartford Mutual Funds II, Inc.: $259,580
(2) Each director and each member of an advisory board for special compensation: Not applicable.
(3) All officers: Except for a portion of the CCO’s compensation, none of the series of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. paid any remuneration to their officers. The aggregate remuneration paid to the CCO is as follows:
        All series of The Hartford Mutual Funds, Inc.: $49,762
        All series of The Hartford Mutual Funds II, Inc.: $13,548
(4) Each person of whom any officer or director of the Fund is an affiliated person: Not applicable.

133

Hartford Multi-Strategy Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable. There were no approvals of investment advisory contracts during the period November 1, 2025 through April 30, 2026.

134

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFSAR-MS26 06/26 Printed in the U.S.A.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Not applicable.
(a)(3)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.
(a)(5)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: July 1, 2026	By:	/s/ Gregory A. Frost
Gregory A. Frost
Chief Executive Officer and President (principal executive officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 1, 2026	By:	/s/ Gregory A. Frost
Gregory A. Frost
Chief Executive Officer and President (principal executive officer)

Date: July 1, 2026	By:	/s/ Ankit Puri
Ankit Puri
Treasurer (principal financial officer)